As filed with the Securities and Exchange Commission on July 7, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – April 30, 2016

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

Fund of Funds

Semi-Annual Report

April 30, 2016

www.transamerica.com

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Transamerica Funds	Semi-Annual Report 2016

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your Funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. At the beginning of the 12 month period that began on May 1, 2015, domestic equity markets were reaching all-time highs fueled in part by global central bank accommodation, and the continued prospect of an improving U.S. economy as seen in such fundamental measures as employment, home sales and consumer spending.

However, in the second half of 2015, markets began to experience more volatility, as the effects of rapid declines in energy and other commodity markets began to be felt throughout the markets and in the broader economy. During this time the price of WTI Crude Oil dropped from about $60 per barrel to less than $40 and this led to continued declines in employment and business spending within the energy sector. As a result, this sector created a drag on overall economic growth as many energy and commodity companies experienced falling profitability and challenging viability. Other areas of concern included weakness in emerging markets, specifically China and those countries heavily reliant on commodity exports for growth. These trends manifested themselves in a broad sell-off in stocks during the month of August. By December however, stocks recovered and were once again close to historical highs.

In December the U.S. Federal Reserve (“Fed”) raised the Fed Funds Rate for the first time in 9 years based on expectations of improving economic growth and the prospect of inflation reaching the Fed’s long term target. However, as 2016 began, weakness overseas fueled fears of a recession in the U.S. and sparked another sharp sell-off of stocks and commodities during January and the first half of February. In the months that followed, various economic data emerged reassuring investors that a recession was less likely in the year ahead and when combined with no further rate hikes by the Fed during the months of March and April, equities, oil and credit driven fixed income markets strongly rebounded.

For the 12 month period ended on April 30, 2016, the S&P 500® returned 1.21% while the MSCI EAFE Index, representing international developed market equities, lost (8.89)%. During the same period, the Barclays U.S. Aggregate Bond Index returned 2.72%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2015, and held for the entire period until April 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$1,009.50	$2.48	$1,022.30	$2.50	0.50%
Class B	1,000.00	1,006.10	6.55	1,018.20	6.59	1.32
Class C	1,000.00	1,006.70	6.10	1,018.60	6.14	1.23
Class I	1,000.00	1,011.40	1.29	1,023.40	1.30	0.26
Class R	1,000.00	1,007.90	4.52	1,020.20	4.55	0.91

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	993.50	2.66	1,022.10	2.70	0.54
Class B	1,000.00	989.80	6.89	1,017.80	6.99	1.40
Class C	1,000.00	990.40	6.25	1,018.40	6.34	1.27
Class I	1,000.00	994.50	1.33	1,023.40	1.35	0.27
Class R	1,000.00	992.30	4.34	1,020.40	4.40	0.88

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	1,000.00	999.40	2.47	1,022.30	2.50	0.50
Class B	1,000.00	995.00	6.71	1,018.00	6.79	1.36
Class C	1,000.00	995.80	6.12	1,018.60	6.19	1.24
Class I	1,000.00	1,000.60	1.29	1,023.40	1.30	0.26
Class R	1,000.00	998.30	3.95	1,020.80	4.00	0.80

Transamerica Funds	Semi-Annual Report 2016

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Moderate Portfolio
Class A	$1,000.00	$1,006.20	$2.43	$1,022.30	$2.45	0.49%
Class B	1,000.00	1,001.40	6.58	1,018.10	6.64	1.33
Class C	1,000.00	1,001.40	6.09	1,018.60	6.14	1.23
Class I	1,000.00	1,007.10	1.24	1,023.50	1.25	0.25
Class R	1,000.00	1,003.90	3.67	1,021.10	3.70	0.74

Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	990.90	3.54	1,021.20	3.60	0.72
Class C	1,000.00	987.20	7.22	1,017.50	7.33	1.47
Class I	1,000.00	992.50	1.97	1,022.70	2.00	0.40
Class R6	1,000.00	993.20	1.48	1,023.20	1.50	0.30

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition

At April 30, 2016

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	52.2%
U.S. Equity Funds	27.2
International Equity Funds	7.9
International Fixed Income Funds	6.0
U.S. Alternative Funds	3.4
U.S. Mixed Allocation Fund	1.5
International Alternative Funds	1.4
U.S. Commodity Fund	0.5
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	64.2%
International Equity Funds	23.6
U.S. Alternative Funds	5.8
U.S. Mixed Allocation Fund	4.8
International Alternative Funds	1.7
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	49.8%
U.S. Fixed Income Funds	21.1
International Equity Funds	18.0
U.S. Alternative Funds	3.4
U.S. Mixed Allocation Fund	3.4
International Fixed Income Funds	2.2
International Alternative Funds	1.6
U.S. Commodity Fund	0.6
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	40.3%
U.S. Equity Funds	35.9
International Equity Funds	12.0
International Fixed Income Funds	4.0
U.S. Alternative Funds	3.4
U.S. Mixed Allocation Fund	2.4
International Alternative Funds	1.5
U.S. Commodity Fund	0.6
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Alternative Funds	25.5%
U.S. Fixed Income Funds	22.8
International Alternative Funds	21.4
International Equity Funds	17.6
International Fixed Income Funds	7.1
Repurchase Agreement	6.1
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.4%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	7,891	$ 53,630
Transamerica Global Multifactor Macro (F)	1,447,605	13,839,102

		13,892,732

International Equity Funds - 7.9%
Transamerica Developing Markets Equity (A) (F)	2,136,110	19,331,796
Transamerica Emerging Markets Equity (F)	736,379	5,964,673
Transamerica International Equity (F)	1,377,548	22,757,088
Transamerica International Equity Opportunities (F)	2,139,706	15,448,677
Transamerica International Small Cap (F)	901,921	8,306,692
Transamerica International Small Cap Value (F)	706,750	8,049,882

		79,858,808

International Fixed Income Funds - 6.0%
Transamerica Emerging Markets Debt (F)	1,426,374	14,320,790
Transamerica Inflation Opportunities (A) (F)	4,736,821	46,231,370

		60,552,160

U.S. Alternative Funds - 3.4%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	13,251	131,364
Transamerica Event Driven (F)	1,034,692	9,829,575
Transamerica Managed Futures Strategy (F)	2,757,162	24,263,026

		34,223,965

U.S. Commodity Fund - 0.5%
Transamerica Commodity Strategy (A) (F)	915,564	5,392,674

U.S. Equity Funds - 27.2%
Transamerica Capital Growth (F)	1,495,574	24,063,788
Transamerica Concentrated Growth (F)	1,390,079	22,894,603
Transamerica Dividend Focused (F)	5,227,208	57,812,925
Transamerica Growth (F)	3,046,667	37,504,473

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Large Cap Value (F)	5,147,230	$ 61,612,340
Transamerica Mid Cap Value (F)	745,799	11,343,599
Transamerica Mid Cap Value Opportunities (F)	466,966	5,211,336
Transamerica Multi-Cap Growth (F)	1,868,482	15,153,385
Transamerica Small Cap Core (F)	594,929	5,877,902
Transamerica Small Cap Growth (F)	230,774	2,725,443
Transamerica Small Cap Value (F)	584,721	5,566,544
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	1,529	2,870
Transamerica US Growth (F)	1,592,597	26,564,521

		276,333,729

U.S. Fixed Income Funds - 52.2%
Transamerica Bond (F)	6,056,710	56,630,237
Transamerica Core Bond (F)	14,370,731	145,719,209
Transamerica Flexible Income (F)	2,308,729	21,147,962
Transamerica Floating Rate (F)	1,932,216	18,955,042
Transamerica High Yield Bond (F)	1,988,461	17,478,577
Transamerica Intermediate Bond (F)	5,784,241	59,172,786
Transamerica Short-Term Bond (F)	6,588,755	65,887,552
Transamerica Total Return (F)	14,203,720	144,735,902

		529,727,267

U.S. Mixed Allocation Fund - 1.5%
Transamerica MLP & Energy Income (F)	2,241,108	15,710,164

Total Investment Companies (Cost $985,380,505)		1,015,691,499

Total Investments (Cost $985,380,505) (G)		1,015,691,499
Net Other Assets (Liabilities) - (0.1)%		(966,108)

Net Assets - 100.0%		$ 1,014,725,391

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,015,503,635	$—	$—	$1,015,503,635

Total	$1,015,503,635	$—	$—	$1,015,503,635

Investment Companies Measured at Net Asset Value (I)				$187,864

Total Investments				$1,015,691,499

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $187,864, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $187,864, representing less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted securities held by the Fund as of April 30, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$53,630	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	132,510	131,364	0.0	(J)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	2,870	0.0	(J)

Total			$228,989	$187,864	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Aggregate cost for federal income tax purposes is $985,380,505. Aggregate gross unrealized appreciation and depreciation for all securities is $46,510,841 and $16,199,847, respectively. Net unrealized appreciation for tax purposes is $30,310,994.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.7%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	5,149	$ 34,993
Transamerica Global Multifactor Macro (F)	2,601,740	24,872,632

		24,907,625

International Equity Funds - 23.6%
Transamerica Developing Markets Equity (A) (F)	8,687,074	78,618,017
Transamerica Emerging Markets Equity (F)	4,780,553	38,722,481
Transamerica Global Real Estate Securities (F)	397,379	5,658,683
Transamerica International Equity (F)	5,785,057	95,569,144
Transamerica International Equity Opportunities (F)	8,633,960	62,337,190
Transamerica International Small Cap (F)	3,537,113	32,576,815
Transamerica International Small Cap Value (F)	2,996,680	34,132,183

		347,614,513

U.S. Alternative Funds - 5.8%
Transamerica Event Driven (F)	2,379,591	22,606,118
Transamerica Managed Futures Strategy (F)	7,145,340	62,878,995

		85,485,113

U.S. Equity Funds - 64.2%
Transamerica Capital Growth (F)	4,577,215	73,647,393
Transamerica Concentrated Growth (F)	4,116,172	67,793,349

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Dividend Focused (F)	17,062,553	$ 188,711,832
Transamerica Growth (F)	9,437,757	116,178,792
Transamerica Large Cap Value (F)	17,231,729	206,263,794
Transamerica Mid Cap Value (F)	5,010,068	76,203,139
Transamerica Mid Cap Value Opportunities (F)	2,761,923	30,823,059
Transamerica Multi-Cap Growth (F)	5,066,610	41,090,210
Transamerica Small Cap Core (F)	415,796	4,108,061
Transamerica Small Cap Growth (F)	1,650,053	19,487,127
Transamerica Small Cap Value (F)	4,292,755	40,867,028
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,111	9,595
Transamerica US Growth (F)	4,883,390	81,454,938

		946,638,317

U.S. Mixed Allocation Fund - 4.8%
Transamerica MLP & Energy Income (F)	10,201,433	71,512,045

Total Investment Companies (Cost $1,342,107,412)		1,476,157,613

Total Investments (Cost $1,342,107,412) (G)		1,476,157,613
Net Other Assets (Liabilities) - (0.1)%		(1,381,274)

Net Assets - 100.0%		$ 1,474,776,339

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,476,113,025	$—	$—	$1,476,113,025

Total	$1,476,113,025	$—	$—	$1,476,113,025

Investment Companies Measured at Net Asset Value (I)				$44,588

Total Investments				$1,476,157,613

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $44,588, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $44,588, representing less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted securities held by the Fund as of April 30, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$34,993	0.0	%(J)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	9,595	0.0	(J)

Total			$104,086	$44,588	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Aggregate cost for federal income tax purposes is $1,342,107,412. Aggregate gross unrealized appreciation and depreciation for all securities is $157,356,084 and $23,305,883, respectively. Net unrealized appreciation for tax purposes is $134,050,201.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.6%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	34,418	$ 233,911
Transamerica Global Multifactor Macro (F)	4,639,160	44,350,373

		44,584,284

International Equity Funds - 18.0%
Transamerica Developing Markets Equity (B) (F)	12,626,027	114,265,547
Transamerica Emerging Markets Equity (F)	6,909,928	55,970,416
Transamerica Global Real Estate Securities (F)	1,026,124	14,612,011
Transamerica International Equity (F)	8,222,006	135,827,547
Transamerica International Equity Opportunities (F)	12,081,246	87,226,593
Transamerica International Small Cap (F)	4,978,119	45,848,475
Transamerica International Small Cap Value (F)	4,195,990	47,792,331

		501,542,920

International Fixed Income Funds - 2.2%
Transamerica Emerging Markets Debt (F)	1,354,876	13,602,956
Transamerica Inflation Opportunities (B) (F)	4,840,806	47,246,268

		60,849,224

U.S. Alternative Funds - 3.4%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	43,273	428,982
Transamerica Event Driven (F)	2,791,996	26,523,964
Transamerica Managed Futures Strategy (F)	7,678,871	67,574,068

		94,527,014

U.S. Commodity Fund - 0.6%
Transamerica Commodity Strategy (B) (F)	2,862,074	16,857,614

U.S. Equity Funds - 49.8%
Transamerica Capital Growth (F)	6,874,182	110,605,581
Transamerica Concentrated Growth (F)	6,056,087	99,743,760

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Dividend Focused (F)	25,199,504	$ 278,706,518
Transamerica Growth (F)	14,054,484	173,010,697
Transamerica Large Cap Value (F)	25,022,696	299,521,671
Transamerica Mid Cap Value (F)	7,494,047	113,984,449
Transamerica Mid Cap Value Opportunities (F)	4,385,174	48,938,540
Transamerica Multi-Cap Growth (F)	9,310,221	75,505,894
Transamerica Small Cap Core (F)	1,758,021	17,369,248
Transamerica Small Cap Growth (F)	1,275,957	15,069,047
Transamerica Small Cap Value (F)	3,303,286	31,447,283
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	4,660	8,748
Transamerica US Growth (F)	7,352,159	122,634,013

		1,386,545,449

U.S. Fixed Income Funds - 21.1%
Transamerica Bond (F)	6,609,498	61,798,803
Transamerica Core Bond (F)	16,587,969	168,202,005
Transamerica Flexible Income (F)	4,922,825	45,093,076
Transamerica Floating Rate (F)	2,943,931	28,879,967
Transamerica High Yield Bond (F)	2,947,637	25,909,727
Transamerica Intermediate Bond (F)	7,071,285	72,339,242
Transamerica Short-Term Bond (F)	4,332,643	43,326,434
Transamerica Total Return (F)	13,991,116	142,569,473

		588,118,727

U.S. Mixed Allocation Fund - 3.4%
Transamerica MLP & Energy Income (F)	13,464,265	94,384,495

Total Investment Companies (Cost $2,613,683,393)		2,787,409,727

Total Investments (Cost $2,613,683,393) (G)		2,787,409,727
Net Other Assets (Liabilities) - (0.1)%		(3,071,127)

Net Assets - 100.0%		$ 2,784,338,600

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,786,738,086	$—	$—	$2,786,738,086

Total	$2,786,738,086	$—	$—	$2,786,738,086

Investment Companies Measured at Net Asset Value (I)				$671,641

Total Investments				$2,787,409,727

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in affiliated company of Transamerica Asset Management, Inc.
(B)	Non-income producing security.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $671,641, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $671,641, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities held by the Fund as of April 30, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$233,911	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	432,725	428,982	0.0	(J)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	8,748	0.0	(J)

Total			$833,436	$671,641	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Aggregate cost for federal income tax purposes is $2,613,683,393. Aggregate gross unrealized appreciation and depreciation for all securities is $234,203,344 and $60,477,010, respectively. Net unrealized appreciation for tax purposes is $173,726,334.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	21,365	$ 145,200
Transamerica Global Multifactor Macro (F)	3,251,734	31,086,575

		31,231,775

International Equity Funds - 12.0%
Transamerica Developing Markets Equity (A) (F)	6,512,020	58,933,780
Transamerica Emerging Markets Equity (F)	3,518,708	28,501,532
Transamerica International Equity (F)	4,029,130	66,561,224
Transamerica International Equity Opportunities (F)	6,055,696	43,722,128
Transamerica International Small Cap (F)	2,524,470	23,250,367
Transamerica International Small Cap Value (F)	2,080,734	23,699,564

		244,668,595

International Fixed Income Funds - 4.0%
Transamerica Emerging Markets Debt (F)	2,575,421	25,857,226
Transamerica Inflation Opportunities (A) (F)	5,742,813	56,049,858

		81,907,084

U.S. Alternative Funds - 3.4%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (E)	28,370	281,243
Transamerica Event Driven (F)	2,081,638	19,775,562
Transamerica Managed Futures Strategy (F)	5,653,413	49,750,032

		69,806,837

U.S. Commodity Fund - 0.6%
Transamerica Commodity Strategy (A) (F)	2,206,980	12,999,110

U.S. Equity Funds - 35.9%
Transamerica Capital Growth (F)	3,615,543	58,174,082
Transamerica Concentrated Growth (F)	3,560,648	58,643,866
Transamerica Dividend Focused (F)	13,428,712	148,521,559

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Growth (F)	7,289,322	$ 89,731,555
Transamerica Large Cap Value (F)	13,188,172	157,862,421
Transamerica Mid Cap Value (F)	3,516,078	53,479,546
Transamerica Mid Cap Value Opportunities (F)	2,121,250	23,673,151
Transamerica Multi-Cap Growth (F)	5,069,614	41,114,573
Transamerica Small Cap Core (F)	1,051,416	10,387,993
Transamerica Small Cap Growth (F)	779,587	9,206,920
Transamerica Small Cap Value (F)	2,012,523	19,159,222
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	2,887	5,419
Transamerica US Growth (F)	3,773,793	62,946,871

		732,907,178

U.S. Fixed Income Funds - 40.3%
Transamerica Bond (F)	8,862,932	82,868,417
Transamerica Core Bond (F)	23,180,114	235,046,357
Transamerica Flexible Income (F)	6,384,601	58,482,942
Transamerica Floating Rate (F)	3,205,707	31,447,987
Transamerica High Yield Bond (F)	2,487,076	21,861,396
Transamerica Intermediate Bond (F)	9,587,699	98,082,159
Transamerica Short-Term Bond (F)	7,807,661	78,076,609
Transamerica Total Return (F)	21,491,293	218,996,272

		824,862,139

U.S. Mixed Allocation Fund - 2.4%
Transamerica MLP & Energy Income (F)	6,853,893	48,045,787

Total Investment Companies (Cost $1,970,102,159)		2,046,428,505

Total Investments (Cost $1,970,102,159) (G)		2,046,428,505
Net Other Assets (Liabilities) - (0.1)%		(1,861,772)

Net Assets - 100.0%		$ 2,044,566,733

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,045,996,643	$—	$—	$2,045,996,643

Total	$2,045,996,643	$—	$—	$2,045,996,643

Investment Companies Measured at Net Asset Value (I)				$431,862

Total Investments				$2,046,428,505

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in affiliated company of Transamerica Asset Management, Inc.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $431,862, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $431,862, representing less than 0.1% of the Fund’s net assets.
(E)	Restricted securities held by the Fund as of April 30, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$145,200	0.0	%(J)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	283,697	281,243	0.0	(J)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	5,419	0.0	(J)

Total			$532,379	$431,862	0.0	%(J)

(F)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(G)	Aggregate cost for federal income tax purposes is $1,970,102,159. Aggregate gross unrealized appreciation and depreciation for all securities is $116,763,478 and $40,437,132, respectively. Net unrealized appreciation for tax purposes is $76,326,346.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.4%
International Alternative Funds - 21.4%
Transamerica Global Long/Short Equity (A) (B)	466,412	$ 4,332,964
Transamerica Global Multifactor Macro (B)	6,146,634	58,761,818

		63,094,782

International Equity Funds - 17.6%
Transamerica Developing Markets Equity (A) (B)	1,434,266	12,980,111
Transamerica Global Real Estate Securities (B)	1,114,849	15,875,444
Transamerica International Small Cap (B)	1,272,960	11,723,964
Transamerica International Small Cap Value (B)	983,463	11,201,638

		51,781,157

International Fixed Income Funds - 7.1%
Transamerica Emerging Markets Debt (B)	1,464,942	14,708,021
Transamerica Unconstrained Bond (B)	616,205	5,977,191

		20,685,212

U.S. Alternative Funds - 25.5%
Transamerica Arbitrage Strategy Liquidating Trust (A) (C) (D) (E) (F)	22,689	224,924
Transamerica Event Driven (B)	2,561,532	24,334,552
Transamerica Long/Short Strategy (B)	2,331,551	14,012,621
Transamerica Managed Futures Strategy (B)	4,152,684	36,543,618

		75,115,715

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 22.8%
Transamerica Flexible Income (B)	328,210	$ 3,006,402
Transamerica High Yield Bond (B)	3,971,087	34,905,853
Transamerica Short-Term Bond (B)	2,932,011	29,320,115

		67,232,370

Total Investment Companies (Cost $290,770,616)		277,909,236

	Principal	Value
REPURCHASE AGREEMENT - 6.1%
State Street Bank & Trust Co. 0.03% (G), dated 04/29/2016, to be repurchased at $18,047,645 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $18,410,113.	$ 18,047,600	18,047,600

Total Repurchase Agreement (Cost $18,047,600)		18,047,600

Total Investments (Cost $308,818,216) (H)		295,956,836
Net Other Assets (Liabilities) - (0.5)%		(1,343,450)

Net Assets - 100.0%		$ 294,613,386

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$277,684,312	$—	$—	$277,684,312
Repurchase Agreement	—	18,047,600	—	18,047,600

Total	$277,684,312	$18,047,600	$—	$295,731,912

Investment Companies Measured at Net Asset Value (J)				$224,924

Total Investments				$295,956,836

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $224,924, representing 0.1% of the Fund’s net assets.
(E)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $224,924, representing 0.1% of the Fund’s net assets.
(F)	Restricted securities held by the Fund as of April 30, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$226,886	$224,924	0.1%

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Rate disclosed reflects the yield at April 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $308,818,216. Aggregate gross unrealized appreciation and depreciation for all securities is $4,098,464 and $16,959,844, respectively. Net unrealized depreciation for tax purposes is $12,861,380.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented in the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2016

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio
Assets:
Affiliated investments, at value (A)	$1,015,691,499	$1,476,157,613	$2,787,409,727	$2,046,428,505	$277,909,236
Repurchase agreements, at value (B)	—	—	—	—	18,047,600
Cash	1,197	—	—	—	—
Receivables:
Shares of beneficial interest sold	1,327,404	1,566,258	1,500,538	2,246,012	192,061
Affiliated investments sold	—	—	1,388,627	—	—
Interest	—	—	—	—	15
Dividends	6,553	—	6,352	8,883	1,867
Prepaid expenses	2,684	3,679	7,070	5,354	654
Total assets	1,017,029,337	1,477,727,550	2,790,312,314	2,048,688,754	296,151,433

Liabilities:
Due to custodian	—	—	42,729	1,197	—
Payables and other liabilities:
Shares of beneficial interest redeemed	1,365,648	1,517,282	3,814,460	2,466,028	1,303,133
Affiliated investments purchased	233,608	297,355	—	141,767	—
Investment management fees	97,479	143,424	270,718	198,184	52,983
Distribution and service fees	460,975	715,695	1,388,732	1,012,550	82,366
Transfer agent fees	64,958	132,122	196,944	129,091	30,121
Trustees, CCO and deferred compensation fees	1,198	1,991	3,826	2,679	716
Audit and tax fees	11,308	14,335	21,097	16,789	9,160
Custody fees	16,286	22,874	40,438	29,900	6,469
Legal fees	11,233	19,620	36,990	25,612	6,415
Printing and shareholder reports fees	38,225	80,043	137,609	87,203	41,341
Registration fees	562	1,492	9,334	3,904	4,219
Other	2,466	4,978	10,837	7,117	1,124
Total liabilities	2,303,946	2,951,211	5,973,714	4,122,021	1,538,047
Net assets	$1,014,725,391	$1,474,776,339	$2,784,338,600	$2,044,566,733	$294,613,386

Net assets consist of:
Paid-in capital	$963,110,757	$1,266,627,415	$2,502,707,168	$1,909,201,027	$311,053,288
Undistributed (distributions in excess of) net investment income (loss)	137,889	(1,938,883)	(17,728)	2,008,350	(120,326)
Accumulated net realized gain (loss)	21,165,751	76,037,606	107,922,826	57,031,010	(3,458,196)
Net unrealized appreciation (depreciation) on:
Affiliated investments	30,310,994	134,050,201	173,726,334	76,326,346	(12,861,380)
Net assets	$1,014,725,391	$1,474,776,339	$2,784,338,600	$2,044,566,733	$294,613,386
Net assets by class:
Class A	$538,731,410	$721,846,897	$1,306,537,606	$962,273,277	$72,299,139
Class B	19,771,235	35,716,063	64,802,114	37,785,527	—
Class C	427,845,948	683,159,589	1,353,166,095	994,290,401	84,116,739
Class I	26,917,120	32,114,931	55,005,873	44,331,108	138,144,633
Class R	1,459,678	1,938,859	4,826,912	5,886,420	—
Class R6	—	—	—	—	52,875
Shares outstanding (unlimited shares, no par value):
Class A	49,334,452	51,006,791	101,290,363	81,917,578	7,595,479
Class B	1,819,467	2,566,312	4,968,104	3,172,489	—
Class C	39,509,752	49,592,857	105,295,165	85,032,734	8,912,397
Class I	2,458,836	2,270,548	4,270,698	3,778,898	14,540,477
Class R	132,475	138,014	375,977	503,843	—
Class R6	—	—	—	—	5,490
Net asset value per share: (C)
Class A	$10.92	$14.15	$12.90	$11.75	$9.52
Class B	10.87	13.92	13.04	11.91	—
Class C	10.83	13.78	12.85	11.69	9.44
Class I	10.95	14.14	12.88	11.73	9.50
Class R	11.02	14.05	12.84	11.68	—
Class R6	—	—	—	—	9.63
Maximum offering price per share: (D)
Class A	$11.56	$14.97	$13.65	$12.43	$10.07

(A) Affiliated investments, at cost	$985,380,505	$1,342,107,412	$2,613,683,393	$1,970,102,159	$290,770,616
(B) Repurchase agreements, at cost	$—	$—	$—	$—	$18,047,600

(C)	Net asset value per share for Class B, C, I, R and R6 shares represents offering price. The redemption price for Class B and C shares equals net asset value less any applicable contingent deferred sales charge.
(D)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS

For the period ended April 30, 2016

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio
Investment Income:
Dividend income from affiliated investments	$19,410,479	$26,492,989	$47,501,672	$38,548,530	$9,981,739
Interest income from repurchase agreements	—	—	—	—	2,120
Total investment income	19,410,479	26,492,989	47,501,672	38,548,530	9,983,859

Expenses:
Investment advisory fees	311,712	479,375	910,807	656,818	227,278
Investment management fees	198,154	293,108	554,779	406,167	110,741
Distribution and service fees:
Class A	588,654	867,697	1,572,046	1,118,319	100,632
Class B	106,750	197,394	355,420	207,396	—
Class C	2,135,526	3,349,776	6,703,629	4,943,662	449,687
Class R	3,600	4,879	12,056	13,814	—
Administration fees	70,135	107,859	204,932	147,784	25,569
Transfer agent fees:
Class A	222,103	480,144	671,257	420,001	69,405
Class B	17,380	48,793	75,795	38,334	—
Class C	160,106	405,789	642,487	384,983	77,520
Class I	14,038	17,822	28,656	24,786	83,293
Class R	1,822	2,225	3,584	2,596	—
Class R6	—	—	—	—	2
Trustees, CCO and deferred compensation fees	7,269	11,193	21,266	15,345	2,728
Audit and tax fees	12,057	15,299	22,953	18,188	9,288
Custody fees	21,123	26,619	45,207	34,785	7,452
Legal fees	15,447	25,506	48,152	33,936	7,261
Printing and shareholder reports fees	35,388	75,935	127,188	80,412	41,433
Registration fees	48,667	56,051	65,255	53,905	38,923
Other	7,506	11,165	19,881	14,441	7,257
Total expenses	3,977,437	6,476,629	12,085,350	8,615,672	1,258,469
Net investment income (loss)	15,433,042	20,016,360	35,416,322	29,932,858	8,725,390

Net realized gain (loss) on:
Affiliated investments	(2,303,056)	(7,995,668)	(16,892,270)	(8,010,874)	(13,831,543)
Distributions from affiliated investments	27,646,614	92,626,158	136,975,950	73,286,791	11,319,986
Net realized gain (loss)	25,343,558	84,630,490	120,083,680	65,275,917	(2,511,557)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(31,815,711)	(118,505,090)	(164,874,107)	(87,570,071)	(11,070,059)
Net change in unrealized appreciation (depreciation)	(31,815,711)	(118,505,090)	(164,874,107)	(87,570,071)	(11,070,059)
Net realized and change in unrealized gain (loss)	(6,472,153)	(33,874,600)	(44,790,427)	(22,294,154)	(13,581,616)
Net increase (decrease) in net assets resulting from operations	$8,960,889	$(13,858,240)	$(9,374,105)	$7,638,704	$(4,856,226)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$15,433,042	$15,156,798	$20,016,360	$14,166,335	$35,416,322	$38,752,895
Net realized gain (loss)	25,343,558	32,328,922	84,630,490	108,063,176	120,083,680	161,520,264
Net change in unrealized appreciation (depreciation)	(31,815,711)	(40,313,267)	(118,505,090)	(86,138,579)	(164,874,107)	(153,286,573)
Net increase (decrease) in net assets resulting from operations	8,960,889	7,172,453	(13,858,240)	36,090,932	(9,374,105)	46,986,586

Dividends and distributions to shareholders:
Net investment income:
Class A	(8,352,445)	(7,950,278)	(10,604,045)	(9,915,304)	(21,563,206)	(23,204,490)
Class B	(305,910)	(383,075)	(154,365)	(272,985)	(389,863)	(932,469)
Class C	(6,235,604)	(6,124,769)	(5,340,712)	(5,117,524)	(12,345,396)	(15,939,870)
Class I	(501,094)	(677,801)	(589,640)	(513,344)	(1,059,808)	(1,130,441)
Class R	(23,377)	(26,361)	(28,452)	(22,590)	(75,777)	(82,139)
Total distributions from net investment income	(15,418,430)	(15,162,284)	(16,717,214)	(15,841,747)	(35,434,050)	(41,289,409)
Net realized gains:
Class A	(15,599,535)	(28,848,494)	(51,416,545)	(43,817,758)	(74,571,237)	(113,216,850)
Class B	(757,797)	(2,471,863)	(3,164,671)	(4,270,754)	(4,414,706)	(10,784,691)
Class C	(14,884,096)	(35,562,504)	(51,508,074)	(45,343,654)	(80,752,726)	(131,892,635)
Class I	(893,234)	(2,279,709)	(2,397,941)	(1,866,569)	(3,184,273)	(4,794,292)
Class R	(51,369)	(117,315)	(165,692)	(127,288)	(308,153)	(473,869)
Total distributions from net realized gains	(32,186,031)	(69,279,885)	(108,652,923)	(95,426,023)	(163,231,095)	(261,162,337)
Total dividends and distributions to shareholders	(47,604,461)	(84,442,169)	(125,370,137)	(111,267,770)	(198,665,145)	(302,451,746)

Capital share transactions:
Proceeds from shares sold:
Class A	126,702,572	124,752,347	48,932,761	93,211,059	101,833,443	157,077,291
Class B	333,156	593,790	105,489	385,841	139,773	689,016
Class C	20,900,749	51,727,303	31,321,348	73,639,847	53,842,549	132,894,372
Class I	3,909,475	7,970,255	4,161,861	13,173,712	8,705,364	20,231,715
Class R	275,540	485,843	512,720	1,080,257	806,979	2,001,213
	152,121,492	185,529,538	85,034,179	181,490,716	165,328,108	312,893,607
Dividends and distributions reinvested:
Class A	23,195,039	35,170,963	60,218,534	52,080,723	92,677,264	130,967,987
Class B	955,233	2,450,386	3,251,426	4,376,939	4,666,952	11,285,142
Class C	17,832,655	34,804,372	50,835,455	44,715,344	82,142,836	128,388,655
Class I	1,035,690	2,299,909	2,370,204	1,945,886	3,462,133	4,723,885
Class R	57,731	108,838	146,777	140,287	242,765	408,304
	43,076,348	74,834,468	116,822,396	103,259,179	183,191,950	275,773,973
Cost of shares redeemed:
Class A	(45,687,124)	(98,788,028)	(58,344,162)	(129,972,746)	(104,965,283)	(227,053,779)
Class B	(1,966,551)	(8,844,496)	(2,733,943)	(8,011,024)	(6,179,755)	(18,711,214)
Class C	(45,455,840)	(101,826,352)	(50,196,671)	(102,381,209)	(113,662,145)	(226,616,935)
Class I	(5,040,027)	(12,460,827)	(5,716,072)	(9,635,942)	(8,449,599)	(19,472,588)
Class R	(337,027)	(975,386)	(759,928)	(970,237)	(1,073,317)	(2,029,329)
	(98,486,569)	(222,895,089)	(117,750,776)	(250,971,158)	(234,330,099)	(493,883,845)
Automatic conversions:
Class A	2,494,795	4,792,743	8,269,781	19,678,226	12,188,872	32,306,534
Class B	(2,494,795)	(4,792,743)	(8,269,781)	(19,678,226)	(12,188,872)	(32,306,534)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	96,711,271	37,468,917	84,105,799	33,778,737	114,189,959	94,783,735
Net increase (decrease) in net assets	58,067,699	(39,800,799)	(55,122,578)	(41,398,101)	(93,849,291)	(160,681,425)

Net assets:
Beginning of period/year	956,657,692	996,458,491	1,529,898,917	1,571,297,018	2,878,187,891	3,038,869,316
End of period/year	$1,014,725,391	$956,657,692	$1,474,776,339	$1,529,898,917	$2,784,338,600	$2,878,187,891
Undistributed (distributions in excess of) net investment income (loss)	$137,889	$123,277	$(1,938,883)	$(5,238,029)	$(17,728)	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	11,710,529	10,849,685	3,473,607	5,913,415	7,861,472	11,170,191
Class B	31,479	52,156	7,343	25,006	10,620	48,918
Class C	1,950,673	4,501,981	2,286,704	4,786,172	4,196,115	9,431,415
Class I	361,845	682,855	295,925	833,899	679,367	1,425,097
Class R	25,529	41,392	37,162	68,326	62,186	142,047
	14,080,055	16,128,069	6,100,741	11,626,818	12,809,760	22,217,668
Shares reinvested:
Class A	2,158,985	3,076,710	4,246,723	3,353,556	7,229,116	9,428,941
Class B	89,271	215,159	232,577	286,261	358,720	804,932
Class C	1,672,737	3,067,049	3,673,085	2,943,736	6,412,399	9,263,251
Class I	96,131	200,806	167,387	125,460	270,691	340,829
Class R	5,325	9,436	10,418	9,074	18,996	29,502
	4,022,449	6,569,160	8,330,190	6,718,087	14,289,922	19,867,455
Shares redeemed:
Class A	(4,216,383)	(8,500,896)	(4,150,744)	(8,232,407)	(8,226,212)	(16,035,991)
Class B	(182,311)	(761,809)	(196,167)	(515,478)	(478,009)	(1,305,077)
Class C	(4,232,083)	(8,822,610)	(3,686,928)	(6,645,705)	(8,925,347)	(16,050,402)
Class I	(461,760)	(1,066,273)	(409,062)	(611,525)	(668,784)	(1,383,656)
Class R	(31,746)	(81,988)	(55,787)	(62,147)	(85,133)	(145,683)
	(9,124,283)	(19,233,576)	(8,498,688)	(16,067,262)	(18,383,485)	(34,920,809)
Automatic conversions:
Class A	229,208	411,702	587,607	1,248,620	961,167	2,278,528
Class B	(230,319)	(413,855)	(597,868)	(1,273,359)	(942,315)	(2,265,586)
	(1,111)	(2,153)	(10,261)	(24,739)	18,852	12,942
Net increase (decrease) in shares outstanding:
Class A	9,882,339	5,837,201	4,157,193	2,283,184	7,825,543	6,841,669
Class B	(291,880)	(908,349)	(554,115)	(1,477,570)	(1,050,984)	(2,716,813)
Class C	(608,673)	(1,253,580)	2,272,861	1,084,203	1,683,167	2,644,264
Class I	(3,784)	(182,612)	54,250	347,834	281,274	382,270
Class R	(892)	(31,160)	(8,207)	15,253	(3,951)	25,866
	8,977,110	3,461,500	5,921,982	2,252,904	8,735,049	7,177,256

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$29,932,858	$31,589,172	$8,725,390	$4,501,691
Net realized gain (loss)	65,275,917	84,329,254	(2,511,557)	8,672,222
Net change in unrealized appreciation (depreciation)	(87,570,071)	(93,653,475)	(11,070,059)	(27,805,366)
Net increase (decrease) in net assets resulting from operations	7,638,704	22,264,951	(4,856,226)	(14,631,453)

Dividends and distributions to shareholders:
Net investment income:
Class A	(18,542,532)	(18,051,641)	(2,433,441)	(881,993)
Class B	(417,165)	(679,313)	—	—
Class C	(12,983,817)	(14,901,419)	(1,889,156)	(51,101)
Class I	(1,112,676)	(1,075,845)	(5,417,255)	(2,694,075)
Class R	(103,010)	(101,946)	—	—
Class R6 (A)	—	—	(914)	—
Total distributions from net investment income	(33,159,200)	(34,810,164)	(9,740,766)	(3,627,169)
Net realized gains:
Class A	(38,536,484)	(65,650,537)	(1,502,187)	—
Class B	(1,879,751)	(4,936,113)	—	—
Class C	(43,906,919)	(83,844,846)	(1,666,392)	—
Class I	(2,073,175)	(3,460,467)	(2,976,476)	—
Class R	(240,557)	(414,785)	—	—
Class R6 (A)	—	—	(816)	—
Total distributions from net realized gains	(86,636,886)	(158,306,748)	(6,145,871)	—
Total dividends and distributions to shareholders	(119,796,086)	(193,116,912)	(15,886,637)	(3,627,169)

Capital share transactions:
Proceeds from shares sold:
Class A	132,404,534	197,261,801	2,941,283	15,796,420
Class B	93,151	464,768	—	—
Class C	40,837,802	97,892,933	1,980,070	7,427,443
Class I	6,953,788	16,980,947	11,698,621	56,927,692
Class R	975,416	1,304,727	—	—
Class R6 (A)	—	—	5,540	50,000
	181,264,691	313,905,176	16,625,514	80,201,555
Dividends and distributions reinvested:
Class A	54,945,179	79,997,981	3,705,296	832,410
Class B	2,200,078	5,363,406	—	—
Class C	49,137,356	84,319,599	3,133,312	45,273
Class I	2,429,543	3,499,736	6,792,444	1,905,161
Class R	300,525	467,429	—	—
Class R6 (A)	—	—	1,730	—
	109,012,681	173,648,151	13,632,782	2,782,844
Cost of shares redeemed:
Class A	(71,451,786)	(228,401,477)	(20,973,160)	(50,461,642)
Class B	(3,570,345)	(11,781,567)	—	—
Class C	(90,944,179)	(177,978,898)	(17,620,528)	(27,183,653)
Class I	(10,877,133)	(15,496,599)	(60,717,828)	(96,235,357)
Class R	(548,544)	(1,514,360)	—	—
Class R6 (A)	—	—	(17)	—
	(177,391,987)	(435,172,901)	(99,311,533)	(173,880,652)
Automatic conversions:
Class A	6,292,395	12,285,594	—	—
Class B	(6,292,395)	(12,285,594)	—	—
	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	112,885,385	52,380,426	(69,053,237)	(90,896,253)
Net increase (decrease) in net assets	728,003	(118,471,535)	(89,796,100)	(109,154,875)

Net assets:
Beginning of period/year	2,043,838,730	2,162,310,265	384,409,486	493,564,361
End of period/year	$2,044,566,733	$2,043,838,730	$294,613,386	$384,409,486
Undistributed (distributions in excess of) net investment income (loss)	$2,008,350	$5,234,692	$(120,326)	$895,050

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	11,352,723	15,657,575	306,747	1,512,907
Class B	7,947	36,238	—	—
Class C	3,514,545	7,770,201	209,425	718,185
Class I	594,381	1,341,961	1,229,039	5,442,706
Class R	83,760	103,146	—	—
Class R6 (A)	—	—	588	4,721
	15,553,356	24,909,121	1,745,799	7,678,519
Shares reinvested:
Class A	4,740,740	6,430,702	394,180	79,504
Class B	186,764	425,667	—	—
Class C	4,250,636	6,794,492	335,472	4,353
Class I	210,168	281,783	724,914	182,487
Class R	26,065	37,726	—	—
Class R6 (A)	—	—	183	—
	9,414,373	13,970,370	1,454,749	266,344
Shares redeemed:
Class A	(6,146,568)	(18,006,581)	(2,211,946)	(4,827,965)
Class B	(300,869)	(916,435)	—	—
Class C	(7,833,372)	(14,119,044)	(1,862,484)	(2,636,310)
Class I	(939,328)	(1,219,254)	(6,382,683)	(9,293,351)
Class R	(47,517)	(119,514)	—	—
Class R6 (A)	—	—	(2)	—
	(15,267,654)	(34,380,828)	(10,457,115)	(16,757,626)
Automatic conversions:
Class A	542,650	969,888	—	—
Class B	(535,720)	(961,376)	—	—
	6,930	8,512	—	—
Net increase (decrease) in shares outstanding:
Class A	10,489,545	5,051,584	(1,511,019)	(3,235,554)
Class B	(641,878)	(1,415,906)	—	—
Class C	(68,191)	445,649	(1,317,587)	(1,913,772)
Class I	(134,779)	404,490	(4,428,730)	(3,668,158)
Class R	62,308	21,358	—	—
Class R6 (A)	—	—	769	4,721
	9,707,005	4,507,175	(7,256,567)	(8,812,763)

(A)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$11.40		$12.38	$12.33	$11.73	$11.17	$11.22
Investment operations:
Net investment income (loss) (A) (B)	0.19		0.23	0.29	0.27	0.28	0.30
Net realized and unrealized gain (loss)	(0.09)		(0.11)	0.39	0.64	0.55	(0.06)
Total investment operations	0.10		0.12	0.68	0.91	0.83	0.24
Distributions:
Net investment income	(0.20)		(0.23)	(0.30)	(0.27)	(0.27)	(0.29)
Net realized gains	(0.38)		(0.87)	(0.33)	(0.04)	—	—
Total distributions	(0.58)		(1.10)	(0.63)	(0.31)	(0.27)	(0.29)
Net asset value, end of period/year	$10.92		$11.40	$12.38	$12.33	$11.73	$11.17
Total return (C)	0.95	%(D)	1.07%	5.65%	7.90%	7.55%	2.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$538,731		$449,574	$416,116	$451,868	$495,444	$489,240
Expenses to average net assets (E)	0.50	%(F)	0.51%	0.53%	0.58%	0.59%	0.62%
Net investment income (loss) to average net assets (B)	3.55	%(F)	1.94%	2.38%	2.30%	2.40%	2.63%
Portfolio turnover rate (G)	2	%(D)	11%	26%	6%	20%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$11.34		$12.32	$12.26	$11.66	$11.11	$11.17
Investment operations:
Net investment income (loss) (A) (B)	0.15		0.15	0.21	0.19	0.20	0.24
Net realized and unrealized gain (loss)	(0.09)		(0.12)	0.38	0.63	0.55	(0.07)
Total investment operations	0.06		0.03	0.59	0.82	0.75	0.17
Distributions:
Net investment income	(0.15)		(0.14)	(0.20)	(0.18)	(0.20)	(0.23)
Net realized gains	(0.38)		(0.87)	(0.33)	(0.04)	—	—
Total distributions	(0.53)		(1.01)	(0.53)	(0.22)	(0.20)	(0.23)
Net asset value, end of period/year	$10.87		$11.34	$12.32	$12.26	$11.66	$11.11
Total return (C)	0.61	%(D)	0.23%	4.96%	7.13%	6.81%	1.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,771		$23,943	$37,192	$52,694	$65,549	$80,696
Expenses to average net assets (E)	1.32	%(F)	1.29%	1.28%	1.29%	1.28%	1.27%
Net investment income (loss) to average net assets (B)	2.88	%(F)	1.31%	1.73%	1.62%	1.78%	2.08%
Portfolio turnover rate (G)	2	%(D)	11%	26%	6%	20%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$11.30		$12.29	$12.24	$11.64	$11.09	$11.16
Investment operations:
Net investment income (loss) (A) (B)	0.16		0.15	0.21	0.19	0.20	0.23
Net realized and unrealized gain (loss)	(0.09)		(0.12)	0.38	0.64	0.55	(0.06)
Total investment operations	0.07		0.03	0.59	0.83	0.75	0.17
Distributions:
Net investment income	(0.16)		(0.15)	(0.21)	(0.19)	(0.20)	(0.24)
Net realized gains	(0.38)		(0.87)	(0.33)	(0.04)	—	—
Total distributions	(0.54)		(1.02)	(0.54)	(0.23)	(0.20)	(0.24)
Net asset value, end of period/year	$10.83		$11.30	$12.29	$12.24	$11.64	$11.09
Total return (C)	0.67	%(D)	0.26%	4.97%	7.24%	6.90%	1.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$427,846		$453,483	$508,285	$548,471	$584,283	$578,193
Expenses to average net assets (E)	1.23	%(F)	1.22%	1.22%	1.23%	1.22%	1.21%
Net investment income (loss) to average net assets (B)	2.92	%(F)	1.26%	1.69%	1.63%	1.77%	2.04%
Portfolio turnover rate (G)	2	%(D)	11%	26%	6%	20%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$11.42		$12.40	$12.35	$11.75	$11.19	$11.24
Investment operations:
Net investment income (loss) (A) (B)	0.21		0.27	0.32	0.30	0.30	0.32
Net realized and unrealized gain (loss)	(0.09)		(0.12)	0.39	0.65	0.56	(0.04)
Total investment operations	0.12		0.15	0.71	0.95	0.86	0.28
Distributions:
Net investment income	(0.21)		(0.26)	(0.33)	(0.31)	(0.30)	(0.33)
Net realized gains	(0.38)		(0.87)	(0.33)	(0.04)	—	—
Total distributions	(0.59)		(1.13)	(0.66)	(0.35)	(0.30)	(0.33)
Net asset value, end of period/year	$10.95		$11.42	$12.40	$12.35	$11.75	$11.19
Total return	1.14	%(C)	1.33%	5.94%	8.24%	7.87%	2.52%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,917		$28,126	$32,814	$28,551	$24,297	$15,067
Expenses to average net assets (D)	0.26	%(E)	0.26%	0.26%	0.26%	0.25%	0.26%
Net investment income (loss) to average net assets (B)	3.87	%(E)	2.28%	2.58%	2.47%	2.58%	2.83%
Portfolio turnover rate (F)	2	%(C)	11%	26%	6%	20%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$11.49		$12.47	$12.41	$11.81	$11.24	$11.29
Investment operations:
Net investment income (loss) (A) (B)	0.18		0.21	0.25	0.27	0.26	0.28
Net realized and unrealized gain (loss)	(0.10)		(0.13)	0.40	0.61	0.55	(0.07)
Total investment operations	0.08		0.08	0.65	0.88	0.81	0.21
Distributions:
Net investment income	(0.17)		(0.19)	(0.26)	(0.24)	(0.24)	(0.26)
Net realized gains	(0.38)		(0.87)	(0.33)	(0.04)	—	—
Total distributions	(0.55)		(1.06)	(0.59)	(0.28)	(0.24)	(0.26)
Net asset value, end of period/year	$11.02		$11.49	$12.47	$12.41	$11.81	$11.24
Total return	0.79	%(C)	0.68%	5.40%	7.61%	7.30%	1.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,460		$1,532	$2,051	$2,439	$2,589	$2,425
Expenses to average net assets (D)	0.91	%(E)	0.86%	0.82%	0.81%	0.85%	0.90%
Net investment income (loss) to average net assets (B)	3.34	%(E)	1.77%	2.06%	2.21%	2.23%	2.50%
Portfolio turnover rate (F)	2	%(C)	11%	26%	6%	20%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$15.57		$16.35	$15.26	$12.37	$11.49	$11.36
Investment operations:
Net investment income (loss) (A) (B)	0.22		0.20	0.32	0.16	0.07	0.07
Net realized and unrealized gain (loss)	(0.31)		0.23	1.08	2.87	0.94	0.11
Total investment operations	(0.09)		0.43	1.40	3.03	1.01	0.18
Distributions:
Net investment income	(0.23)		(0.22)	(0.31)	(0.14)	(0.13)	(0.05)
Net realized gains	(1.10)		(0.99)	—	—	—	—
Total distributions	(1.33)		(1.21)	(0.31)	(0.14)	(0.13)	(0.05)
Net asset value, end of period/year	$14.15		$15.57	$16.35	$15.26	$12.37	$11.49
Total return (C)	(0.65	)%(D)	2.65%	9.30%	24.75%	8.96%	1.59%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$721,847		$729,547	$728,850	$693,517	$601,498	$610,951
Expenses to average net assets (E)	0.54	%(F)	0.53%	0.55%	0.62%	0.65%	0.67%
Net investment income (loss) to average net assets (B)	3.13	%(F)	1.26%	2.02%	1.18%	0.56%	0.58%
Portfolio turnover rate (G)	0	%(D)(H)	6%	31%	22%	21%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(H)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$15.22		$15.98	$14.91	$12.07	$11.20	$11.09
Investment operations:
Net investment income (loss) (A) (B)	0.17		0.10	0.23	0.07	(0.01)	(0.00	)(C)
Net realized and unrealized gain (loss)	(0.32)		0.19	1.03	2.80	0.91	0.11
Total investment operations	(0.15)		0.29	1.26	2.87	0.90	0.11
Distributions:
Net investment income	(0.05)		(0.06)	(0.19)	(0.03)	(0.03)	—
Net realized gains	(1.10)		(0.99)	—	—	—	—
Total distributions	(1.15)		(1.05)	(0.19)	(0.03)	(0.03)	—
Net asset value, end of period/year	$13.92		$15.22	$15.98	$14.91	$12.07	$11.20
Total return (D)	(1.02	)%(E)	1.79%	8.49%	23.83%	8.08%	0.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,716		$47,506	$73,479	$98,099	$106,594	$140,909
Expenses to average net assets (F)	1.40	%(G)	1.35%	1.34%	1.38%	1.38%	1.36%
Net investment income (loss) to average net assets (B)	2.44	%(G)	0.64%	1.51%	0.51%	(0.12)%	(0.02)%
Portfolio turnover rate (H)	0	%(E)(I)	6%	31%	22%	21%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(I)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$15.13		$15.92	$14.88	$12.06	$11.20	$11.09
Investment operations:
Net investment income (loss) (A) (B)	0.16		0.08	0.20	0.07	(0.01)	(0.00	)(C)
Net realized and unrealized gain (loss)	(0.30)		0.23	1.06	2.81	0.92	0.11
Total investment operations	(0.14)		0.31	1.26	2.88	0.91	0.11
Distributions:
Net investment income	(0.11)		(0.11)	(0.22)	(0.06)	(0.05)	—
Net realized gains	(1.10)		(0.99)	—	—	—	—
Total distributions	(1.21)		(1.10)	(0.22)	(0.06)	(0.05)	—
Net asset value, end of period/year	$13.78		$15.13	$15.92	$14.88	$12.06	$11.20
Total return (D)	(0.96	)%(E)	1.91%	8.51%	23.95%	8.22%	0.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$683,159		$716,039	$736,246	$710,928	$629,208	$682,872
Expenses to average net assets (F)	1.27	%(G)	1.26%	1.26%	1.30%	1.29%	1.29%
Net investment income (loss) to average net assets (B)	2.42	%(G)	0.54%	1.32%	0.51%	(0.08)%	(0.00	)%(H)
Portfolio turnover rate (I)	0	%(E)(J)	6%	31%	22%	21%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Rounds to less than 0.01% or (0.01)%.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(J)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$15.59		$16.37	$15.28	$12.39	$11.53	$11.39
Investment operations:
Net investment income (loss) (A) (B)	0.24		0.23	0.35	0.20	0.10	0.11
Net realized and unrealized gain (loss)	(0.32)		0.25	1.11	2.88	0.94	0.13
Total investment operations	(0.08)		0.48	1.46	3.08	1.04	0.24
Distributions:
Net investment income	(0.27)		(0.27)	(0.37)	(0.19)	(0.18)	(0.10)
Net realized gains	(1.10)		(0.99)	—	—	—	—
Total distributions	(1.37)		(1.26)	(0.37)	(0.19)	(0.18)	(0.10)
Net asset value, end of period/year	$14.14		$15.59	$16.37	$15.28	$12.39	$11.53
Total return	(0.55	)%(C)	2.96%	9.64%	25.21%	9.28%	2.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,115		$34,547	$30,595	$23,052	$17,219	$14,642
Expenses to average net assets (D)	0.27	%(E)	0.26%	0.26%	0.27%	0.25%	0.27%
Net investment income (loss) to average net assets (B)	3.46	%(E)	1.48%	2.19%	1.49%	0.86%	0.93%
Portfolio turnover rate (F)	0	%(C)(G)	6%	31%	22%	21%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(G)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$15.45		$16.24	$15.16	$12.27	$11.39	$11.27
Investment operations:
Net investment income (loss) (A) (B)	0.22		0.15	0.23	0.13	0.06	0.05
Net realized and unrealized gain (loss)	(0.33)		0.23	1.12	2.86	0.92	0.11
Total investment operations	(0.11)		0.38	1.35	2.99	0.98	0.16
Distributions:
Net investment income	(0.19)		(0.18)	(0.27)	(0.10)	(0.10)	(0.04)
Net realized gains	(1.10)		(0.99)	—	—	—	—
Total distributions	(1.29)		(1.17)	(0.27)	(0.10)	(0.10)	(0.04)
Net asset value, end of period/year	$14.05		$15.45	$16.24	$15.16	$12.27	$11.39
Total return	(0.77	)%(C)	2.29%	9.01%	24.51%	8.76%	1.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,939		$2,260	$2,127	$2,541	$1,661	$3,722
Expenses to average net assets (D)	0.88	%(E)	0.83%	0.85%	0.84%	0.82%	0.82%
Net investment income (loss) to average net assets (B)	3.21	%(E)	0.93%	1.47%	0.97%	0.52%	0.44%
Portfolio turnover rate (F)	0	%(C)(G)	6%	31%	22%	21%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(G)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$13.93		$15.23	$14.39	$12.34	$11.55	$11.59
Investment operations:
Net investment income (loss) (A) (B)	0.19		0.24	0.31	0.21	0.16	0.19
Net realized and unrealized gain (loss)	(0.20)		0.05	0.83	2.06	0.80	(0.06)
Total investment operations	(0.01)		0.29	1.14	2.27	0.96	0.13
Distributions:
Net investment income	(0.23)		(0.27)	(0.30)	(0.22)	(0.17)	(0.17)
Net realized gains	(0.79)		(1.32)	—	—	—	—
Total distributions	(1.02)		(1.59)	(0.30)	(0.22)	(0.17)	(0.17)
Net asset value, end of period/year	$12.90		$13.93	$15.23	$14.39	$12.34	$11.55
Total return (C)	(0.06	)%(D)	1.93%	8.01%	18.67%	8.48%	1.09%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,306,538		$1,301,591	$1,319,226	$1,269,265	$1,181,926	$1,186,790
Expenses to average net assets (E)	0.50	%(F)	0.50%	0.52%	0.58%	0.60%	0.62%
Net investment income (loss) to average net assets (B)	2.97	%(F)	1.68%	2.09%	1.60%	1.30%	1.58%
Portfolio turnover rate (G)	0	%(D)(H)	7%	33%	19%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(H)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$13.97		$15.23	$14.38	$12.32	$11.50	$11.53
Investment operations:
Net investment income (loss) (A) (B)	0.14		0.15	0.23	0.12	0.08	0.12
Net realized and unrealized gain (loss)	(0.21)		0.02	0.79	2.05	0.80	(0.07)
Total investment operations	(0.07)		0.17	1.02	2.17	0.88	0.05
Distributions:
Net investment income	(0.07)		(0.11)	(0.17)	(0.11)	(0.06)	(0.08)
Net realized gains	(0.79)		(1.32)	—	—	—	—
Total distributions	(0.86)		(1.43)	(0.17)	(0.11)	(0.06)	(0.08)
Net asset value, end of period/year	$13.04		$13.97	$15.23	$14.38	$12.32	$11.50
Total return (C)	(0.50	)%(D)	1.11%	7.16%	17.72%	7.73%	0.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,802		$84,073	$133,060	$182,030	$213,032	$283,905
Expenses to average net assets (E)	1.36	%(F)	1.32%	1.30%	1.33%	1.33%	1.31%
Net investment income (loss) to average net assets (B)	2.22	%(F)	1.06%	1.52%	0.94%	0.65%	1.02%
Portfolio turnover rate (G)	0	%(D)(H)	7%	33%	19%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(H)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$13.82		$15.12	$14.30	$12.26	$11.47	$11.50
Investment operations:
Net investment income (loss) (A) (B)	0.14		0.14	0.21	0.12	0.08	0.12
Net realized and unrealized gain (loss)	(0.20)		0.04	0.82	2.05	0.80	(0.05)
Total investment operations	(0.06)		0.18	1.03	2.17	0.88	0.07
Distributions:
Net investment income	(0.12)		(0.16)	(0.21)	(0.13)	(0.09)	(0.10)
Net realized gains	(0.79)		(1.32)	—	—	—	—
Total distributions	(0.91)		(1.48)	(0.21)	(0.13)	(0.09)	(0.10)
Net asset value, end of period/year	$12.85		$13.82	$15.12	$14.30	$12.26	$11.47
Total return (C)	(0.42	)%(D)	1.16%	7.23%	17.88%	7.74%	0.56%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,353,166		$1,431,708	$1,526,267	$1,506,825	$1,379,454	$1,468,164
Expenses to average net assets (E)	1.24	%(F)	1.23%	1.23%	1.26%	1.25%	1.25%
Net investment income (loss) to average net assets (B)	2.24	%(F)	0.96%	1.39%	0.92%	0.66%	0.99%
Portfolio turnover rate (G)	0	%(D)(H)	7%	33%	19%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(H)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$13.93		$15.23	$14.40	$12.36	$11.58	$11.61
Investment operations:
Net investment income (loss) (A) (B)	0.21		0.28	0.34	0.24	0.18	0.21
Net realized and unrealized gain (loss)	(0.21)		0.05	0.84	2.06	0.81	(0.03)
Total investment operations	—		0.33	1.18	2.30	0.99	0.18
Distributions:
Net investment income	(0.26)		(0.31)	(0.35)	(0.26)	(0.21)	(0.21)
Net realized gains	(0.79)		(1.32)	—	—	—	—
Total distributions	(1.05)		(1.63)	(0.35)	(0.26)	(0.21)	(0.21)
Net asset value, end of period/year	$12.88		$13.93	$15.23	$14.40	$12.36	$11.58
Total return	0.06	%(C)	2.22%	8.27%	19.00%	8.82%	1.54%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,006		$55,554	$54,952	$46,067	$34,145	$23,403
Expenses to average net assets (D)	0.26	%(E)	0.25%	0.25%	0.26%	0.25%	0.26%
Net investment income (loss) to average net assets (B)	3.26	%(E)	1.94%	2.30%	1.84%	1.53%	1.74%
Portfolio turnover rate (F)	0	%(C)(G)	7%	33%	19%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(G)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$13.85		$15.15	$14.32	$12.28	$11.50	$11.53
Investment operations:
Net investment income (loss) (A) (B)	0.18		0.20	0.26	0.19	0.14	0.17
Net realized and unrealized gain (loss)	(0.21)		0.05	0.84	2.04	0.79	(0.04)
Total investment operations	(0.03)		0.25	1.10	2.23	0.93	0.13
Distributions:
Net investment income	(0.19)		(0.23)	(0.27)	(0.19)	(0.15)	(0.16)
Net realized gains	(0.79)		(1.32)	—	—	—	—
Total distributions	(0.98)		(1.55)	(0.27)	(0.19)	(0.15)	(0.16)
Net asset value, end of period/year	$12.84		$13.85	$15.15	$14.32	$12.28	$11.50
Total return	(0.17	)%(C)	1.65%	7.77%	18.46%	8.21%	1.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,827		$5,262	$5,364	$5,202	$4,965	$5,306
Expenses to average net assets (D)	0.80	%(E)	0.76%	0.75%	0.77%	0.77%	0.77%
Net investment income (loss) to average net assets (B)	2.89	%(E)	1.45%	1.75%	1.42%	1.14%	1.43%
Portfolio turnover rate (F)	0	%(C)(G)	7%	33%	19%	25%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(G)	Rounds to less than 1%.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$12.46		$13.56	$13.58	$12.26	$11.60	$11.59
Investment operations:
Net investment income (loss) (A) (B)	0.19		0.24	0.27	0.24	0.23	0.26
Net realized and unrealized gain (loss)	(0.13)		(0.06)	0.54	1.34	0.67	(0.02)
Total investment operations	0.06		0.18	0.81	1.58	0.90	0.24
Distributions:
Net investment income	(0.25)		(0.28)	(0.27)	(0.26)	(0.24)	(0.23)
Net realized gains	(0.52)		(1.00)	(0.56)	—	—	—
Total distributions	(0.77)		(1.28)	(0.83)	(0.26)	(0.24)	(0.23)
Net asset value, end of period/year	$11.75		$12.46	$13.56	$13.58	$12.26	$11.60
Total return (C)	0.62	%(D)	1.32%	6.20%	13.13%	7.95%	2.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$962,273		$890,270	$899,852	$900,887	$866,505	$877,866
Expenses to average net assets (E)	0.49	%(F)	0.49%	0.52%	0.56%	0.58%	0.61%
Net investment income (loss) to average net assets (B)	3.37	%(F)	1.90%	1.99%	1.89%	1.93%	2.23%
Portfolio turnover rate (G)	2	%(D)	10%	27%	21%	22%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$12.54		$13.60	$13.61	$12.26	$11.58	$11.55
Investment operations:
Net investment income (loss) (A) (B)	0.16		0.16	0.18	0.16	0.15	0.20
Net realized and unrealized gain (loss)	(0.15)		(0.08)	0.52	1.34	0.65	(0.03)
Total investment operations	0.01		0.08	0.70	1.50	0.80	0.17
Distributions:
Net investment income	(0.12)		(0.14)	(0.15)	(0.15)	(0.12)	(0.14)
Net realized gains	(0.52)		(1.00)	(0.56)	—	—	—
Total distributions	(0.64)		(1.14)	(0.71)	(0.15)	(0.12)	(0.14)
Net asset value, end of period/year	$11.91		$12.54	$13.60	$13.61	$12.26	$11.58
Total return (C)	0.14	%(D)	0.54%	5.32%	12.36%	7.06%	1.49%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,786		$47,833	$71,121	$95,350	$115,595	$152,538
Expenses to average net assets (E)	1.33	%(F)	1.30%	1.30%	1.31%	1.31%	1.28%
Net investment income (loss) to average net assets (B)	2.67	%(F)	1.22%	1.32%	1.21%	1.28%	1.69%
Portfolio turnover rate (G)	2	%(D)	10%	27%	21%	22%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$12.36		$13.44	$13.48	$12.17	$11.52	$11.50
Investment operations:
Net investment income (loss) (A) (B)	0.16		0.15	0.17	0.15	0.15	0.19
Net realized and unrealized gain (loss)	(0.15)		(0.05)	0.53	1.34	0.66	(0.01)
Total investment operations	0.01		0.10	0.70	1.49	0.81	0.18
Distributions:
Net investment income	(0.16)		(0.18)	(0.18)	(0.18)	(0.16)	(0.16)
Net realized gains	(0.52)		(1.00)	(0.56)	—	—	—
Total distributions	(0.68)		(1.18)	(0.74)	(0.18)	(0.16)	(0.16)
Net asset value, end of period/year	$11.69		$12.36	$13.44	$13.48	$12.17	$11.52
Total return (C)	0.14	%(D)	0.70%	5.39%	12.37%	7.17%	1.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$994,290		$1,051,486	$1,138,082	$1,142,473	$1,069,033	$1,088,747
Expenses to average net assets (E)	1.23	%(F)	1.22%	1.22%	1.24%	1.23%	1.22%
Net investment income (loss) to average net assets (B)	2.70	%(F)	1.18%	1.29%	1.21%	1.28%	1.64%
Portfolio turnover rate (G)	2	%(D)	10%	27%	21%	22%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$12.46		$13.56	$13.59	$12.28	$11.63	$11.61
Investment operations:
Net investment income (loss) (A) (B)	0.21		0.27	0.30	0.28	0.25	0.28
Net realized and unrealized gain (loss)	(0.14)		(0.06)	0.54	1.33	0.68	0.01
Total investment operations	0.07		0.21	0.84	1.61	0.93	0.29
Distributions:
Net investment income	(0.28)		(0.31)	(0.31)	(0.30)	(0.28)	(0.27)
Net realized gains	(0.52)		(1.00)	(0.56)	—	—	—
Total distributions	(0.80)		(1.31)	(0.87)	(0.30)	(0.28)	(0.27)
Net asset value, end of period/year	$11.73		$12.46	$13.56	$13.59	$12.28	$11.63
Total return	0.71	%(C)	1.60%	6.45%	13.41%	8.26%	2.53%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$44,331		$48,780	$47,590	$41,286	$36,572	$26,332
Expenses to average net assets (D)	0.25	%(E)	0.25%	0.25%	0.26%	0.25%	0.26%
Net investment income (loss) to average net assets (B)	3.69	%(E)	2.13%	2.21%	2.17%	2.11%	2.42%
Portfolio turnover rate (F)	2	%(C)	10%	27%	21%	22%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
Class R
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$12.39	$13.48	$13.52	$12.20	$11.54	$11.53
Investment operations:
Net investment income (loss) (A) (B)	0.18	0.21	0.22	0.21	0.20	0.23
Net realized and unrealized gain (loss)	(0.15)	(0.05)	0.55	1.34	0.67	0.00	(C)
Total investment operations	0.03	0.16	0.77	1.55	0.87	0.23
Distributions:
Net investment income	(0.22)	(0.25)	(0.25)	(0.23)	(0.21)	(0.22)
Net realized gains	(0.52)	(1.00)	(0.56)	—	—	—
Total distributions	(0.74)	(1.25)	(0.81)	(0.23)	(0.21)	(0.22)
Net asset value, end of period/year	$11.68	$12.39	$13.48	$13.52	$12.20	$11.54
Total return	0.39	%(D)	1.17%	5.88%	12.93%	7.72%	2.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,887	$5,470	$5,665	$4,990	$4,954	$5,314
Expenses to average net assets (E)	0.74	%(F)	0.73%	0.73%	0.76%	0.79%	0.82%
Net investment income (loss) to average net assets (B)	3.16	%(F)	1.67%	1.68%	1.67%	1.71%	2.00%
Portfolio turnover rate (G)	2	%(D)	10%	27%	21%	22%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.07		$10.50	$10.01	$9.92	$9.68	$9.82
Investment operations:
Net investment income (loss) (A) (B)	0.25		0.11	0.05	0.14	0.21	0.15
Net realized and unrealized gain (loss)	(0.35)		(0.47)	0.49	0.14	0.25	(0.23)
Total investment operations	(0.10)		(0.36)	0.54	0.28	0.46	(0.08)
Distributions:
Net investment income	(0.28)		(0.07)	(0.05)	(0.19)	(0.22)	(0.06)
Net realized gains	(0.17)		—	—	—	—	—
Total distributions	(0.45)		(0.07)	(0.05)	(0.19)	(0.22)	(0.06)
Net asset value, end of period/year	$9.52		$10.07	$10.50	$10.01	$9.92	$9.68
Total return (C)	(0.91	)%(D)	(3.42)%	5.46%	2.89%	4.95%	(0.77)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$72,299		$91,684	$129,568	$200,903	$176,808	$171,567
Expenses to average net assets (E)	0.72	%(F)	0.66%	0.72%	0.72%	0.74%	0.76%
Net investment income (loss) to average net assets (B)	5.35	%(F)	1.06%	0.46%	1.42%	2.19%	1.53%
Portfolio turnover rate (G)	34	%(D)	80%	79%	116%	62%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.94		$10.37		$9.91	$9.82	$9.59	$9.73
Investment operations:
Net investment income (loss) (A) (B)	0.21		0.03		(0.03)	0.08	0.14	0.09
Net realized and unrealized gain (loss)	(0.34)		(0.46)		0.49	0.13	0.25	(0.22)
Total investment operations	(0.13)		(0.43)		0.46	0.21	0.39	(0.13)
Distributions:
Net investment income	(0.20)		(0.00	)(C)	—	(0.12)	(0.16)	(0.01)
Net realized gains	(0.17)		—		—	—	—	—
Total distributions	(0.37)		(0.00	)(C)	—	(0.12)	(0.16)	(0.01)
Net asset value, end of period/year	$9.44		$9.94		$10.37	$9.91	$9.82	$9.59
Total return (D)	(1.28	)%(E)	(4.11)%		4.64%	2.18%	4.21%	(1.35)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$84,117		$101,656		$125,950	$140,309	$142,788	$141,413
Expenses to average net assets (F)	1.47	%(G)	1.42%		1.45%	1.44%	1.41%	1.42%
Net investment income (loss) to average net assets (B)	4.49	%(G)	0.28%		(0.29)%	0.80%	1.47%	0.91%
Portfolio turnover rate (H)	34	%(E)	80%		79%	116%	62%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.07		$10.52	$10.03	$9.94	$9.70	$9.84
Investment operations:
Net investment income (loss) (A) (B)	0.28		0.14	0.08	0.17	0.23	0.15
Net realized and unrealized gain (loss)	(0.37)		(0.47)	0.50	0.15	0.27	(0.19)
Total investment operations	(0.09)		(0.33)	0.58	0.32	0.50	(0.04)
Distributions:
Net investment income	(0.31)		(0.12)	(0.09)	(0.23)	(0.26)	(0.10)
Net realized gains	(0.17)		—	—	—	—	—
Total distributions	(0.48)		(0.12)	(0.09)	(0.23)	(0.26)	(0.10)
Net asset value, end of period/year	$9.50		$10.07	$10.52	$10.03	$9.94	$9.70
Total return	(0.75	)%(C)	(3.19)%	5.81%	3.25%	5.34%	(0.47)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$138,144		$191,022	$238,046	$207,733	$175,506	$120,465
Expenses to average net assets (D)	0.40	%(E)	0.38%	0.41%	0.39%	0.37%	0.40%
Net investment income (loss) to average net assets (B)	5.82	%(E)	1.31%	0.74%	1.74%	2.37%	1.56%
Portfolio turnover rate (F)	34	%(C)	80%	79%	116%	62%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$10.07		$10.59
Investment operations:
Net investment income (loss) (B) (C)	0.25		0.04
Net realized and unrealized gain (loss)	(0.33)		(0.56)
Total investment operations	(0.08)		(0.52)
Distributions:
Net investment income	(0.19)		—
Net realized gains	(0.17)		—
Total distributions	(0.36)		—
Net asset value, end of period	$9.63		$10.07
Total return	(0.68	)%(D)	(4.91	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$53		$47
Expenses to average net assets (E)	0.30	%(F)	0.28	%(F)
Net investment income (loss) to average net assets (C)	5.18	%(F)	0.86	%(F)
Portfolio turnover rate (G)	34	%(D)	80%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At April 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are a series of the Trust and are listed below. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective November 1, 2013, Class B shares are no longer available to existing investors except for exchanges, and dividend and capital gains reinvestment.

Fund	Class
Transamerica Asset Allocation – Conservative Portfolio	A,B,C,I,R
Transamerica Asset Allocation – Growth Portfolio	A,B,C,I,R
Transamerica Asset Allocation – Moderate Growth Portfolio	A,B,C,I,R
Transamerica Asset Allocation – Moderate Portfolio	A,B,C,I,R
Transamerica Multi-Manager Alternative Strategies Portfolio	A,C,I,R6

Each Fund, a “fund of fund”, invests the majority of its assets among certain affiliated series of the Trust (hereafter referred to as “Underlying Funds”). The financial statements of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with the Funds’ financial statements. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, the investment advisory and administrative services agreements were combined under one agreement, and therefore, TAM’s investment management services also now include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

1. ORGANIZATION (continued)

and supporting documents for and minutes of meetings of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) for the Funds are from investments in shares of investment companies. Income or short-term capital gain distributions received from investment companies are recorded as dividend income. Long-term capital gain distributions received from investment companies are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the Underlying Funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at April 30, 2016, if any, are identified in the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2016.

Open repurchase agreements at April 30, 2016, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

6. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Transamerica Multi-Manager Alternative Strategies Portfolio.

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

The Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the investment companies in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

All of the investment positions held within the Funds are considered affiliated transactions to the Funds, Interest, dividends, realized and unrealized gains (losses), if any, are broken out on the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Investment management fees: Effective March 1, 2016, TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations. Prior to March 1, 2016, each Fund paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statements of Operations. Administrative services were provided by TFS prior to March 1, 2016.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Fund	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
Transamerica Asset Allocation – Conservative Portfolio	0.1225%	0.1000%
Transamerica Asset Allocation – Growth Portfolio	0.1225	0.1000
Transamerica Asset Allocation – Moderate Growth Portfolio	0.1225	0.1000
Transamerica Asset Allocation – Moderate Portfolio	0.1225	0.1000
Transamerica Multi-Manager Alternative Strategies Portfolio
First $500 million	0.2225	0.2000
Over $500 million up to $1 billion	0.2125	0.1900
Over $1 billion	0.2025	0.1800

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Transamerica Asset Allocation – Conservative Portfolio	0.45%	March 1, 2017
Transamerica Asset Allocation – Growth Portfolio	0.45	March 1, 2017
Transamerica Asset Allocation – Moderate Growth Portfolio	0.45	March 1, 2017
Transamerica Asset Allocation – Moderate Portfolio	0.45	March 1, 2017
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55	March 1, 2017

TAM is entitled to recapture expenses paid by the Funds for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Funds operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended April 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of April 30, 2016, there are no amounts available for recapture by TAM .

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

Each Fund is authorized under the 12b-1 plans to pay fees to TCI based on daily ANA of each class up to the following rates:

Class (A)	Rate
Class A	0.25%
Class B	1.00
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I and Class R6.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class B and Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2016, underwriter commissions received by TCI from the various sales charges are as follows:

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Transamerica Asset Allocation – Conservative Portfolio
Class A	$339,563	$364
Class B	—	664
Class C	—	15,932
Transamerica Asset Allocation – Growth Portfolio
Class A	738,091	576
Class B	—	5,824
Class C	—	19,226
Transamerica Asset Allocation – Moderate Growth Portfolio
Class A	1,229,280	210
Class B	—	6,808
Class C	—	39,279
Transamerica Asset Allocation – Moderate Portfolio
Class A	707,435	50
Class B	—	1,701
Class C	—	28,014
Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	26,977	265
Class C	—	3,630

Administrative service fees: Effective March 1, 2016, the Funds each pay a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statements of Operations. Prior to March 1, 2016, the Funds had a separate administration service fee agreement with TFS pursuant to which the Funds paid TFS at an annual fee of 0.0225% on daily ANA, which is reflected in Administration fees within the Statements of Operations. The Legal fees included within the Statements of Assets and Liabilities and Statements of Operations represent expenses paid for external legal services.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Transfer agent fees paid and the amounts due to TFS for the period ended April 30, 2016 are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Transamerica Asset Allocation – Conservative Portfolio	$396,159	$56,872
Transamerica Asset Allocation – Growth Portfolio	923,398	116,828
Transamerica Asset Allocation – Moderate Growth Portfolio	1,362,904	168,911
Transamerica Asset Allocation – Moderate Portfolio	829,063	110,330
Transamerica Multi-Manager Alternative Strategies Portfolio	222,073	25,302

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2016.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Transamerica Asset Allocation – Conservative Portfolio	$62,366,989	$16,290,339
Transamerica Asset Allocation – Growth Portfolio	6,546,824	54,264,013
Transamerica Asset Allocation – Moderate Growth Portfolio	13,576,694	108,071,353
Transamerica Asset Allocation – Moderate Portfolio	35,345,674	49,151,149
Transamerica Multi-Manager Alternative Strategies Portfolio	105,271,781	180,390,971

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2016

APPROVAL OF

MANAGEMENT AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Trust”) (the “Board” or “Board Members”) held on December 8-10, 2015, the Board reviewed and considered the approval of a proposal to combine the Investment Advisory Agreement between Transamerica Asset Management, Inc. (“TAM”) and the Trust and the Administrative Services Agreement between Transamerica Fund Services, Inc. (“TFS”) and the Trust into a combined Management Agreement (the “Management Agreement”) between TAM and the Trust.

To assist the Board Members in their consideration of the Agreement, the Board Members requested and received from TAM certain materials and information in advance of their meeting. In considering the proposed approval of the Management Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

Among other matters, the Board considered:

1)        the nature, extent and quality of the advisory and administrative services provided to the Trust would not be diminished or modified, and that such services are required for the Trust’s operations;

2)        the personnel currently rendering administrative services and investment advisory services would continue to provide such services under the Management Agreement;

3)        the services provided pursuant to the sub-administration agreement between TFS and the sub-administrator would continue to be provided pursuant to an agreement between TAM and the sub-administrator;

4)        the Management Agreement would provide for a management fee rate for each series of the Trust equal to the sum of the investment advisory fee rate assessed for each series of the Trust under the existing Investment Advisory Agreement and the administrative services fee rate assessed for each series of the Trust under the existing Administrative Services Agreement, and that any breakpoints in a series’ investment advisory fee schedule would be carried over to the management fee schedule at the same levels; and

5)        the initial term of the Management Agreement would end on June 30, 2016 and the Board would, prior to that time, consider the continuance of the Management Agreement for an additional one-year period in conjunction with its annual process for evaluating advisory, sub-advisory and underwriting agreements and Rule 12b-1 plans.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the approval of the Management Agreement was in the best interests of the Trust and its shareholders. The Board, including the independent members of the Board, unanimously approved the Management Agreement for a term to continue through June 30, 2016.

Transamerica Funds	Semi-Annual Report 2016

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2016

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Fund Services

PO Box 219945

Kansas City, MO 64121-9945

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Open Funds

Semi-Annual Report

April 30, 2016

www.transamerica.com

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Transamerica Funds	Semi-Annual Report 2016

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your Funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. At the beginning of the 12 month period that began on May 1, 2015, domestic equity markets were reaching all-time highs fueled in part by global central bank accommodation, and the continued prospect of an improving U.S. economy as seen in such fundamental measures as employment, home sales and consumer spending.

However, in the second half of 2015, markets began to experience more volatility, as the effects of rapid declines in energy and other commodity markets began to be felt throughout the markets and in the broader economy. During this time the price of WTI Crude Oil dropped from about $60 per barrel to less than $40 and this led to continued declines in employment and business spending within the energy sector. As a result, this sector created a drag on overall economic growth as many energy and commodity companies experienced falling profitability and challenging viability. Other areas of concern included weakness in emerging markets, specifically China and those countries heavily reliant on commodity exports for growth. These trends manifested themselves in a broad sell-off in stocks during the month of August. By December however, stocks recovered and were once again close to historical highs.

In December the U.S. Federal Reserve (“Fed”) raised the Fed Funds Rate for the first time in 9 years based on expectations of improving economic growth and the prospect of inflation reaching the Fed’s long term target. However, as 2016 began, weakness overseas fueled fears of a recession in the U.S. and sparked another sharp sell-off of stocks and commodities during January and the first half of February. In the months that followed, various economic data emerged reassuring investors that a recession was less likely in the year ahead and when combined with no further rate hikes by the Fed during the months of March and April, equities, oil and credit driven fixed income markets strongly rebounded.

For the 12 month period ended on April 30, 2016, the S&P 500® returned 1.21% while the MSCI EAFE Index, representing international developed market equities, lost (8.89)%. During the same period, the Barclays U.S. Aggregate Bond Index returned 2.72%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2015, and held for the entire period until April 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Bond
Class I2	$1,000.00	$1,029.90	$3.56(B	)	$1,021.20	$3.55	0.71%
Class R6	1,000.00	1,029.90	3.56(B	)	1,021.20	3.55	0.71

Transamerica Capital Growth
Class A	1,000.00	969.40	5.89(B	)	1,018.70	6.04	1.21
Class B	1,000.00	964.70	10.69(B	)	1,013.80	10.95	2.20
Class C	1,000.00	965.80	9.43(B	)	1,015.10	9.67	1.94
Class I	1,000.00	970.60	4.53(B	)	1,020.10	4.65	0.93
Class I2	1,000.00	971.60	3.90(B	)	1,020.80	4.00	0.80

Transamerica Concentrated Growth
Class A	1,000.00	979.90	5.48(B	)	1,019.20	5.59	1.12
Class C	1,000.00	976.50	8.94(B	)	1,015.70	9.12	1.83
Class I	1,000.00	981.50	4.07(B	)	1,020.60	4.15	0.83
Class I2	1,000.00	981.80	3.58(B	)	1,021.10	3.65	0.73

Transamerica Dividend Focused
Class A	1,000.00	1,022.10	4.85(B	)	1,019.90	4.84	0.97
Class C	1,000.00	1,018.30	9.03(B	)	1,015.80	9.02	1.81
Class I	1,000.00	1,022.90	4.05(B	)	1,020.70	4.05	0.81
Class I2	1,000.00	1,024.40	3.55(B	)	1,021.20	3.55	0.71
Class R6	1,000.00	1,023.50	3.55(B	)	1,021.20	3.55	0.71

Transamerica Funds	Semi-Annual Report 2016

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Dynamic Allocation
Class A	$1,000.00	$975.90	$5.37(B	)	$1,019.30	$5.49	1.10	%(C)
Class C	1,000.00	973.10	9.03(B	)	1,015.60	9.22	1.85	(C)
Class I	1,000.00	977.30	4.16(B	)	1,020.50	4.25	0.85	(C)

Transamerica Dynamic Income
Class A	1,000.00	1,041.80	4.64(B	)	1,020.20	4.60	0.92	(C)
Class C	1,000.00	1,039.10	8.42(B	)	1,016.50	8.33	1.67	(C)
Class I	1,000.00	1,043.10	3.38(B	)	1,021.40	3.35	0.67	(C)

Transamerica Emerging Markets Debt
Class A	1,000.00	1,056.30	6.10(B	)	1,018.80	5.99	1.20
Class C	1,000.00	1,052.90	9.64(B	)	1,015.30	9.47	1.90
Class I	1,000.00	1,058.50	4.12(B	)	1,020.70	4.05	0.81
Class I2	1,000.00	1,059.00	3.67(B	)	1,021.20	3.60	0.72
Class R6	1,000.00	1,059.10	3.67(B	)	1,021.20	3.60	0.72

Transamerica Emerging Markets Equity
Class A	1,000.00	957.30	8.37(B	)	1,016.20	8.62	1.73
Class C	1,000.00	955.70	11.46(B	)	1,013.00	11.80	2.37
Class I	1,000.00	959.30	6.49(B	)	1,018.10	6.69	1.34
Class I2	1,000.00	960.40	5.91(B	)	1,018.70	6.09	1.22

Transamerica Flexible Income
Class A	1,000.00	1,010.20	4.82(B	)	1,019.90	4.84	0.97
Class B	1,000.00	1,006.60	9.18(B	)	1,015.60	9.22	1.85
Class C	1,000.00	1,007.70	8.34(B	)	1,016.40	8.38	1.68
Class I	1,000.00	1,011.50	3.58(B	)	1,021.20	3.60	0.72
Class I2	1,000.00	1,013.10	2.94(B	)	1,021.80	2.95	0.59
Class R6	1,000.00	1,012.00	2.94(B	)	1,021.80	2.95	0.59

Transamerica Floating Rate
Class A	1,000.00	1,018.70	5.24(B	)	1,019.50	5.24	1.05	(C)
Class C	1,000.00	1,015.90	8.97(B	)	1,015.80	8.97	1.80	(C)
Class I	1,000.00	1,019.80	4.00(B	)	1,020.80	4.00	0.80	(C)
Class I2	1,000.00	1,020.20	3.80(B	)	1,021.00	3.80	0.76	(C)

Transamerica Global Bond
Class A	1,000.00	1,084.00	5.15(B	)	1,019.80	4.99	1.00
Class C	1,000.00	1,080.00	9.00(B	)	1,016.10	8.72	1.75
Class I	1,000.00	1,085.50	3.87(B	)	1,021.00	3.75	0.75
Class I2	1,000.00	1,084.30	3.87(B	)	1,021.00	3.75	0.75

Transamerica Global Equity
Class A	1,000.00	974.90	6.59(B	)	1,018.10	6.74	1.35	(C)
Class B	1,000.00	971.80	10.24(B	)	1,014.30	10.46	2.10	(C)
Class C	1,000.00	970.90	10.23(B	)	1,014.30	10.46	2.10	(C)
Class I	1,000.00	976.40	4.98(B	)	1,019.70	5.09	1.02	(C)
Class I2	1,000.00	977.50	4.50(B	)	1,020.20	4.60	0.92	(C)
Class R6	1,000.00	976.80	4.50(B	)	1,020.20	4.60	0.92	(C)

Transamerica Global Long/Short Equity
Class A	1,000.00	928.00	15.55(D	)	1,005.40	19.39	3.91	(C)
Class I	1,000.00	929.00	14.56(D	)	1,006.60	18.16	3.66	(C)
Class I2	1,000.00	929.00	15.12(D	)	1,005.90	18.85	3.80	(C)

Transamerica Growth
Class I2	1,000.00	934.80	4.07(B	)	1,020.50	4.25	0.85
Class R6	1,000.00	934.80	4.07(B	)	1,020.50	4.25	0.85

Transamerica High Yield Bond
Class A	1,000.00	1,001.00	5.15(B	)	1,019.60	5.19	1.04
Class B	1,000.00	997.80	9.29(B	)	1,015.40	9.37	1.88
Class C	1,000.00	998.40	8.70(B	)	1,016.00	8.77	1.76
Class I	1,000.00	1,002.40	3.76(B	)	1,021.00	3.80	0.76
Class I2	1,000.00	1,002.90	3.22(B	)	1,021.50	3.25	0.65
Class R6	1,000.00	1,003.00	3.22(B	)	1,021.50	3.25	0.65

Transamerica High Yield Muni
Class A	1,000.00	1,051.80	4.62(B	)	1,020.20	4.55	0.91	(C)
Class C	1,000.00	1,048.00	7.65(B	)	1,017.30	7.53	1.51	(C)
Class I	1,000.00	1,052.50	3.86(B	)	1,021.00	3.80	0.76	(C)

Transamerica Funds	Semi-Annual Report 2016

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Income & Growth
Class A	$1,000.00	$987.70	$5.80(B	)	$1,018.90	$5.89	1.18%
Class C	1,000.00	983.80	9.42(B	)	1,015.20	9.57	1.92
Class I	1,000.00	989.00	4.43(B	)	1,020.30	4.50	0.90
Class I2	1,000.00	989.60	3.94(B	)	1,020.80	4.00	0.80

Transamerica Inflation Opportunities
Class A	1,000.00	1,015.70	4.98(B	)	1,019.80	4.99	1.00
Class C	1,000.00	1,012.60	8.71(B	)	1,016.10	8.72	1.75
Class I	1,000.00	1,016.70	3.74(B	)	1,021.00	3.75	0.75
Class I2	1,000.00	1,016.70	3.44(B	)	1,021.30	3.45	0.69

Transamerica Intermediate Muni
Class A	1,000.00	1,038.50	3.58(B	)	1,021.20	3.55	0.71	(C)
Class C	1,000.00	1,035.70	6.64(B	)	1,018.20	6.59	1.32	(C)
Class I	1,000.00	1,038.40	3.43(B	)	1,021.40	3.40	0.68	(C)

Transamerica International Equity
Class A	1,000.00	960.50	6.54(B	)	1,018.10	6.74	1.35
Class C	1,000.00	958.10	9.44(B	)	1,015.10	9.72	1.95
Class I	1,000.00	962.60	4.37(B	)	1,020.30	4.50	0.90
Class I2	1,000.00	962.80	3.88(B	)	1,020.80	4.00	0.80
Class R6	1,000.00	963.10	3.93(B	)	1,020.70	4.05	0.81

Transamerica International Small Cap Value
Class I	1,000.00	973.50	5.42(B	)	1,019.20	5.54	1.11
Class I2	1,000.00	973.60	4.93(B	)	1,019.70	5.04	1.01

Transamerica Large Cap Value
Class A	1,000.00	1,053.20	5.38(B	)	1,019.50	5.29	1.06
Class C	1,000.00	1,048.70	9.17(B	)	1,015.80	9.02	1.81
Class I	1,000.00	1,054.40	4.01(B	)	1,020.80	3.95	0.79
Class I2	1,000.00	1,054.90	3.51(B	)	1,021.30	3.45	0.69
Class R6	1,000.00	1,054.90	3.51(B	)	1,021.30	3.45	0.69

Transamerica Mid Cap Growth
Class A	1,000.00	961.30	5.77(B	)	1,018.80	5.94	1.19
Class C	1,000.00	958.10	9.64(B	)	1,014.90	9.91	1.99
Class I	1,000.00	962.30	4.46(B	)	1,020.20	4.60	0.92
Class I2	1,000.00	964.10	3.84(B	)	1,020.80	3.95	0.79

Transamerica Mid Cap Value Opportunities
Class A	1,000.00	1,015.10	5.43(B	)	1,019.30	5.44	1.09
Class C	1,000.00	1,011.20	9.45(B	)	1,015.30	9.47	1.90
Class I	1,000.00	1,016.30	4.19(B	)	1,020.60	4.20	0.84
Class I2	1,000.00	1,016.60	3.69(B	)	1,021.10	3.70	0.74

Transamerica MLP & Energy Income
Class A	1,000.00	896.30	7.50(B	)	1,016.80	7.98	1.60
Class C	1,000.00	892.30	11.00(B	)	1,013.10	11.70	2.35
Class I	1,000.00	896.70	5.96(B	)	1,018.40	6.34	1.27
Class I2	1,000.00	898.50	5.49(B	)	1,018.90	5.84	1.17

Transamerica Money Market
Class A	1,000.00	1,000.00	2.27(B	)	1,022.50	2.30	0.46
Class B	1,000.00	1,000.00	2.23(B	)	1,022.50	2.25	0.45
Class C	1,000.00	1,000.00	2.27(B	)	1,022.50	2.30	0.46
Class I	1,000.00	1,000.00	2.23(B	)	1,022.50	2.25	0.45
Class I2	1,000.00	1,000.00	2.23(B	)	1,022.50	2.25	0.45

Transamerica Multi-Cap Growth
Class A	1,000.00	904.00	6.78(B	)	1,017.60	7.18	1.44
Class B	1,000.00	900.30	10.76(B	)	1,013.40	11.40	2.29
Class C	1,000.00	899.90	10.29(B	)	1,013.90	10.91	2.19
Class I	1,000.00	905.50	4.99(B	)	1,019.50	5.29	1.06
Class I2	1,000.00	905.60	4.10(B	)	1,020.40	4.35	0.87

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,005.80	5.60(B	)	1,019.10	5.64	1.13	(C)
Class B	1,000.00	1,000.80	10.64(B	)	1,014.10	10.71	2.15	(C)
Class C	1,000.00	1,002.50	9.11(B	)	1,015.60	9.17	1.84	(C)
Class I	1,000.00	1,007.50	4.27(B	)	1,020.50	4.30	0.86	(C)
Class R6	1,000.00	1,008.40	3.72(B	)	1,021.00	3.75	0.75	(C)

Transamerica Funds	Semi-Annual Report 2016

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Short-Term Bond
Class A	$1,000.00	$1,009.40	$4.22(B	)	$1,020.50	$4.25	0.85%
Class C	1,000.00	1,005.60	7.98(B	)	1,016.80	8.03	1.61
Class I	1,000.00	1,011.50	3.18(B	)	1,021.60	3.20	0.64
Class I2	1,000.00	1,011.00	2.69(B	)	1,022.10	2.70	0.54
Class R6	1,000.00	1,011.00	2.73(B	)	1,022.00	2.75	0.55

Transamerica Small Cap Core
Class A	1,000.00	1,032.30	6.53(B	)	1,018.30	6.49	1.30
Class C	1,000.00	1,028.80	10.28(B	)	1,014.60	10.21	2.05
Class I	1,000.00	1,034.00	5.28(B	)	1,019.50	5.24	1.05
Class I2	1,000.00	1,034.20	4.88(B	)	1,019.90	4.84	0.97

Transamerica Small Cap Growth
Class A	1,000.00	989.10	6.54(B	)	1,018.10	6.64	1.33
Class C	1,000.00	984.60	10.16(B	)	1,014.50	10.31	2.07
Class I	1,000.00	990.10	5.02(B	)	1,019.70	5.09	1.02
Class I2	1,000.00	990.90	4.48(B	)	1,020.20	4.55	0.91

Transamerica Small Cap Value
Class A	1,000.00	950.30	6.27(B	)	1,018.30	6.49	1.30	(C)
Class C	1,000.00	947.40	9.78(B	)	1,014.70	10.11	2.03	(C)
Class I	1,000.00	952.50	5.02(B	)	1,019.60	5.19	1.04	(C)
Class I2	1,000.00	952.20	4.39(B	)	1,020.20	4.55	0.91	(C)

Transamerica Small/Mid Cap Value
Class A	1,000.00	1,001.40	6.68(B	)	1,018.10	6.74	1.35
Class B	1,000.00	997.70	10.32(B	)	1,014.40	10.41	2.09
Class C	1,000.00	998.60	10.03(B	)	1,014.70	10.11	2.03
Class I	1,000.00	1,003.40	4.85(B	)	1,019.90	4.89	0.98
Class I2	1,000.00	1,004.20	4.36(B	)	1,020.40	4.40	0.88
Class R6	1,000.00	1,004.00	4.36(B	)	1,020.40	4.40	0.88

Transamerica Strategic High Income
Class A	1,000.00	998.20	5.93(B	)	1,018.80	5.99	1.20	(C)
Class C	1,000.00	995.00	9.62(B	)	1,015.10	9.72	1.95	(C)
Class I	1,000.00	999.40	4.70(B	)	1,020.00	4.75	0.95	(C)
Class I2	1,000.00	986.40	0.00(B	)	1,024.70	0.00	0.00	(C)(E)

Transamerica Unconstrained Bond
Class I	1,000.00	1,006.60	4.71(B	)	1,020.00	4.75	0.95
Class I2	1,000.00	1,006.20	4.22(B	)	1,020.50	4.25	0.85

Transamerica US Growth
Class A	1,000.00	966.50	5.88(B	)	1,018.70	6.04	1.21
Class B	1,000.00	962.30	10.53(B	)	1,014.00	10.81	2.17
Class C	1,000.00	962.90	9.66(B	)	1,014.90	9.91	1.99
Class I	1,000.00	967.80	4.28(B	)	1,020.40	4.40	0.88
Class I2	1,000.00	968.60	3.60(B	)	1,021.10	3.70	0.74
Class T	1,000.00	968.40	4.04(B	)	1,020.60	4.15	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Fund commenced operations on November 30, 2015. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (151 days), and divided by the number of days in the year (366 days). For comparability purposes, hypothetical expenses assume that the Funds’ were in operation for the entire six-month period ended April 30, 2016. Thus, the hypothetical expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (366 days).

(E)	Rounds to less than 0.01% or (0.01)%.

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition

At April 30, 2016

(unaudited)

Transamerica Bond

Fund Characteristics	Years
Average Maturity§	7.88
Duration†	5.59

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	3.5%
AAA	7.6
AA	0.1
A	6.4
BBB	50.5
BB	14.2
B	10.4
CCC and Below	1.5
NR (Not Rated)	12.0
Net Other Assets (Liabilities)	(6.2)
Total	100.0%

Transamerica Capital Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Securities Lending Collateral	11.5
Repurchase Agreement	0.3
Over-the-Counter Foreign Exchange Options Purchased	0.0 *
Net Other Assets (Liabilities)	(10.4)
Total	100.0%

Transamerica Concentrated Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	95.1%
Securities Lending Collateral	5.6
Repurchase Agreement	4.9
Net Other Assets (Liabilities)	(5.6)
Total	100.0%

Transamerica Dividend Focused

Asset Allocation	Percentage of Net Assets
Common Stocks	95.7%
Repurchase Agreement	4.4
Securities Lending Collateral	3.2
Net Other Assets (Liabilities)	(3.3)
Total	100.0%

Transamerica Dynamic Allocation

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	58.8%
U.S. Fixed Income Fund	15.0
International Fixed Income Fund	14.9
Securities Lending Collateral	10.1
International Equity Fund	9.8
Exchange-Traded Options Purchased	1.2
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(10.4)
Total	100.0%

Transamerica Dynamic Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	48.2%
U.S. Equity Funds	32.6
Securities Lending Collateral	26.7
International Fixed Income Funds	19.3
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(27.0)
Total	100.0%

Transamerica Emerging Markets Debt

Fund Characteristics	Years
Average Maturity§	9.90
Duration†	5.20

Credit Quality‡	Percentage of Net Assets
AAA	8.0%
AA	1.5
A	9.6
BBB	27.8
BB	27.8
B	14.7
CCC and Below	5.4
NR (Not Rated)	12.5
Net Other Assets (Liabilities)^	(7.3)
Total	100.0%

Transamerica Emerging Markets Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	96.4%
Repurchase Agreement	5.2
Securities Lending Collateral	2.8
Preferred Stock	0.6
Net Other Assets (Liabilities)	(5.0)
Total	100.0%

Transamerica Flexible Income

Fund Characteristics	Years
Average Maturity§	5.64
Duration†	3.24

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	10.9%
AAA	5.0
AA	4.4
A	18.9
BBB	33.4
BB	9.6
B	9.5
CCC and Below	6.3
NR (Not Rated)	7.8
Net Other Assets (Liabilities)	(5.8)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition (continued)

At April 30, 2016

(unaudited)

Transamerica Floating Rate

Fund Characteristics	Years
Average Maturity§	3.40
Duration†	0.49

Credit Quality‡	Percentage of Net Assets
AAA	6.2%
BBB	0.3
BB	3.6
B	5.3
CCC and Below	0.2
NR (Not Rated)	88.7
Net Other Assets (Liabilities)	(4.3)
Total	100.0%

Transamerica Global Bond

Fund Characteristics	Years
Average Maturity§	7.20
Duration†	5.70

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	1.9%
AAA	28.6
AA	18.2
A	11.9
BBB	25.3
BB	6.3
B	2.6
NR (Not Rated)	6.2
Net Other Assets (Liabilities)^	(1.0)
Total	100.0%

Transamerica Global Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	97.2%
Securities Lending Collateral	4.2
Repurchase Agreement	1.9
Preferred Stock	1.1
Net Other Assets (Liabilities)^	(4.4)
Total	100.0%

Transamerica Global Long/Short Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	137.1%
Investment Company	1.1
Master Limited Partnership	0.2
Master Limited Partnerships Sold Short	(0.1)
Common Stocks Sold Short	(81.0)
Net Other Assets (Liabilities)^	42.7
Total	100.0%

Transamerica Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.5%
Securities Lending Collateral	15.2
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(15.5)
Total	100.0%

Transamerica High Yield Bond

Fund Characteristics	Years
Average Maturity§	6.37
Duration†	3.80

Credit Quality‡	Percentage of Net Assets
AAA	3.7%
BBB	8.5
BB	34.0
B	41.6
CCC and Below	9.7
NR (Not Rated)	10.3
Net Other Assets (Liabilities)	(7.8)
Total	100.0%

Transamerica High Yield Muni

Fund Characteristics	Years
Average Maturity§	7.67
Duration†	5.72

Credit Quality‡	Percentage of Net Assets
AAA	14.8%
AA	31.8
A	19.5
BBB	13.5
BB	6.1
B	7.2
CCC and Below	0.0 *
NR (Not Rated)	9.6
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Transamerica Income & Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	85.4%
Master Limited Partnerships	13.0
Securities Lending Collateral	7.6
Repurchase Agreement	1.3
Net Other Assets (Liabilities)	(7.3)
Total	100.0%

Transamerica Inflation Opportunities

Fund Characteristics	Years
Average Maturity§	9.14
Duration†	6.66

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	67.7%
AAA	3.3
AA	9.3
A	2.1
BBB	13.6
BB	3.8
B	0.7
NR (Not Rated)	3.1
Net Other Assets (Liabilities)^	(3.6)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition (continued)

At April 30, 2016

(unaudited)

Transamerica Intermediate Muni (formerly, Transamerica Enhanced Muni)

Fund Characteristics	Years
Average Maturity§	6.56
Duration†	5.48

Credit Quality‡	Percentage of Net Assets
AAA	17.9%
AA	68.0
A	10.7
BBB	6.1
BB	1.5
B	1.0
NR (Not Rated)	2.5
Net Other Assets (Liabilities)	(7.7)
Total	100.0%

Transamerica International Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	96.5%
Securities Lending Collateral	7.7
Repurchase Agreement	2.2
Preferred Stocks	1.1
Net Other Assets (Liabilities)	(7.5)
Total	100.0%

Transamerica International Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Securities Lending Collateral	4.1
Preferred Stock	1.0
Net Other Assets (Liabilities)	(3.3)
Total	100.0%

Transamerica Large Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.0%
Repurchase Agreement	5.2
Securities Lending Collateral	2.6
Master Limited Partnership	2.0
Net Other Assets (Liabilities)	(5.8)
Total	100.0%

Transamerica Mid Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.7%
Securities Lending Collateral	8.1
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(8.2)
Total	100.0%

Transamerica Mid Cap Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	94.1%
Repurchase Agreement	6.6
Securities Lending Collateral	3.9
Net Other Assets (Liabilities)	(4.6)
Total	100.0%

Transamerica MLP & Energy Income

Asset Allocation	Percentage of Net Assets
Common Stocks	43.6%
Master Limited Partnerships	37.9
Repurchase Agreement	10.8
Securities Lending Collateral	10.0
Corporate Debt Securities	6.7
Convertible Preferred Stocks	2.5
Net Other Assets (Liabilities)	(11.5)
Total	100.0%

Transamerica Money Market

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Agency Obligations	53.2%
Repurchase Agreements	38.8
U.S. Government Agency Obligations	9.0
Short-Term U.S. Government Obligation	2.7
Net Other Assets (Liabilities)	(3.7)
Total	100.0%

Transamerica Multi-Cap Growth (formerly, Transamerica Growth Opportunities)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	2.5
Preferred Stocks	0.7
Repurchase Agreement	0.3
Convertible Preferred Stock	0.1
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Transamerica Multi-Managed Balanced

Asset Allocation	Percentage of Net Assets
Common Stocks	59.0%
Corporate Debt Securities	14.6
U.S. Government Obligations	9.7
U.S. Government Agency Obligations	6.7
Mortgage-Backed Securities	4.8
Short-Term U.S. Government Agency Obligations	4.7
Securities Lending Collateral	2.8
Repurchase Agreement	2.5
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	0.7
Foreign Government Obligations	0.5
Municipal Government Obligations	0.1
Preferred Stocks	0.1
Net Other Assets (Liabilities)^	(8.3)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition (continued)

At April 30, 2016

(unaudited)

Transamerica Short-Term Bond

Fund Characteristics	Years
Average Maturity§	2.18
Duration†	1.55

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	0.0%*
AAA	10.2
AA	10.2
A	25.5
BBB	39.2
BB	7.7
B	2.1
CCC and Below	0.9
NR (Not Rated)	4.6
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Transamerica Small Cap Core

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Securities Lending Collateral	6.7
Repurchase Agreement	3.5
Master Limited Partnerships	0.6
Net Other Assets (Liabilities)	(8.6)
Total	100.0%

Transamerica Small Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Securities Lending Collateral	15.6
Net Other Assets (Liabilities)	(14.2)
Total	100.0%

Transamerica Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	95.6%
Securities Lending Collateral	9.0
Repurchase Agreement	4.0
Master Limited Partnership	1.0
Net Other Assets (Liabilities)	(9.6)
Total	100.0%

Transamerica Small/Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	98.4%
Securities Lending Collateral	12.2
Repurchase Agreement	1.1
Master Limited Partnership	0.6
Net Other Assets (Liabilities)	(12.3)
Total	100.0%

Transamerica Strategic High Income

Asset Allocation	Percentage of Net Assets
Common Stocks	44.8%
Corporate Debt Securities	41.8
Securities Lending Collateral	22.4
Preferred Stocks	12.6
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(22.6)
Total	100.0%

Transamerica Unconstrained Bond

Fund Characteristics	Years
Average Maturity§	7.22
Duration†	1.19

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	4.7%
AAA	7.3
AA	2.9
A	4.2
BBB	14.5
BB	16.2
B	15.7
CCC and Below	1.3
NR (Not Rated)	42.8
Net Other Assets (Liabilities)^	(9.6)
Total	100.0%

Transamerica US Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Securities Lending Collateral	4.3
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(4.3)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.4%
Cayman Islands - 0.6%
AIM Aviation Finance, Ltd. Series 2015-1A, Class A1, 4.21% (A), 02/15/2040 (B)	$ 2,823,333	$ 2,724,658

United States - 7.8%
American Homes 4 Rent Trust Series 2014-SFR1, Class D, 2.54% (A), 06/17/2031 (B)	100,000	97,362
AMPLIT Trust Series 2015-A, Class A, 5.00%, 09/15/2021 (B)	2,731,957	2,718,297
CAM Mortgage Trust Series 2016-1, Class A, 4.00% (A), 01/15/2056 (B)	390,000	389,088
CarNow Auto Receivables Trust Series 2014-1A, Class C, 2.81%, 11/15/2018 (B)	1,575,000	1,550,219
Colony American Homes
Series 2014-1A, Class D,
2.59% (A), 05/17/2031 (B)	100,000	97,662
Series 2014-2A, Class D,
2.79% (A), 07/17/2031 (B)	185,000	181,589
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (B)	665,000	644,375
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	1,030,000	990,060
CWABS Asset-Backed Certificates Trust Series 2004-13, Class AF5B, 4.95% (A), 05/25/2035	564,680	563,667
DT Auto Owner Trust
Series 2015-1A, Class D,
4.26%, 02/15/2022 (B)	1,460,000	1,454,503
Series 2016-1A, Class D,
4.66%, 12/15/2022 (B)	250,000	244,808
First Investors Auto Owner Trust
Series 2014-1A, Class D,
3.28%, 04/15/2021 (B)	615,000	604,596
Series 2014-2A, Class D,
3.47%, 02/15/2021 (B)	895,000	880,293
Series 2014-3A, Class D,
3.85%, 02/15/2022 (B)	725,000	719,910
Flagship Credit Auto Trust
Series 2013-2, Class C,
4.42%, 12/16/2019 (B)	1,690,000	1,699,320
Series 2015-1, Class C,
3.76%, 06/15/2021 (B)	1,400,000	1,329,966
GE Accounts Receivable Funding Series 2010-3, Class TSTC, 6.99%, 08/24/2017 (C) (D) (E)	2,000,000	2,000,000
Home Partners of America Trust Series 2016-1, Class D, 3.74% (A), 03/17/2033 (B)	1,000,000	988,490
Invitation Homes Trust
Series 2014-SFR2, Class D,
3.19% (A), 09/17/2031 (B)	940,000	933,938
Series 2014-SFR3, Class D,
3.44% (A), 12/17/2031 (B)	1,755,000	1,758,018

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
NYMT Residential LLC Series 2016-RP1A, Class A, 4.00% (A), 03/25/2021 (B)	$ 364,692	$ 362,279
OneMain Financial Issuance Trust
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	1,685,000	1,635,965
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	2,015,000	1,939,582
Series 2015-3A, Class B,
4.16%, 11/20/2028 (B)	980,000	859,112
Progress Residential Trust Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (B)	1,175,000	1,195,422
RCO Depositor II LLC Series 2015-2A, Class A, 4.50% (A), 11/25/2045 (B)	1,686,434	1,687,414
SoFi Professional Loan Program LLC
Series 2014-B, Class A2,
2.55%, 08/27/2029 (B)	295,199	294,105
Series 2015-A, Class A2,
2.42%, 03/25/2030 (B)	2,258,609	2,239,251
Series 2015-D, Class B,
3.59%, 10/26/2037 (B)	1,470,000	1,454,180
Springleaf Funding Trust Series 2015-AA, Class B, 3.62%, 11/15/2024 (B)	2,025,000	1,952,921
TAL Advantage V LLC Series 2014-3A, Class A, 3.27%, 11/21/2039 (B)	2,703,750	2,545,948
U.S. Residential Opportunity Fund IV Trust Series 2015-1IV, Class A, 3.72%, 02/27/2035 (B)	1,074,915	1,066,248
VOLT XXXIII LLC Series 2015-NPL5, Class A1, 3.50% (A), 03/25/2055 (B)	871,006	861,053

		37,939,641

Total Asset-Backed Securities (Cost $41,335,041)		40,664,299

CONVERTIBLE BONDS - 3.2%
United States - 3.2%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	960,000	1,126,200
1.50%, 10/15/2020	1,333,000	1,616,262
Brocade Communications Systems, Inc. 1.38%, 01/01/2020	2,287,000	2,214,102
Hornbeck Offshore Services, Inc. 1.50%, 09/01/2019	980,000	600,250
Iconix Brand Group, Inc. 1.50%, 03/15/2018	731,000	549,621
KB Home 1.38%, 02/01/2019	160,000	153,500
Lennar Corp. 3.25%, 11/15/2021	400,000	774,000
Micron Technology, Inc. Series G, 3.00%, 11/15/2043 (F)	465,000	329,278

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Redwood Trust, Inc. 4.63%, 04/15/2018	$ 120,000	$ 113,325
Rovi Corp. 0.50%, 03/01/2020	1,680,000	1,592,850
RTI International Metals, Inc. 1.63%, 10/15/2019 (F)	2,290,000	2,622,050
RWT Holdings, Inc. 5.63%, 11/15/2019	675,000	634,078
Whiting Petroleum Corp. 1.25%, 04/01/2020 (B)	4,395,000	3,318,225

Total Convertible Bonds (Cost $17,360,353)		15,643,741

CORPORATE DEBT SECURITIES - 67.2%
Austria - 0.0% (G)
OGX Austria GmbH
8.38%, 04/01/2022 (B) (E) (H)	6,100,000	61
8.50%, 06/01/2018 (B) (E) (H)	600,000	6

		67

Belgium - 0.6%
Delhaize Group 5.70%, 10/01/2040	2,845,000	3,129,252

Bermuda - 0.0% (G)
Aircastle, Ltd. 5.50%, 02/15/2022	145,000	154,244

Brazil - 1.7%
BRF SA 3.95%, 05/22/2023 (B)	4,600,000	4,370,000
Cielo SA / Cielo USA, Inc. 3.75%, 11/16/2022 (B)	4,460,000	4,020,690

		8,390,690

Canada - 3.1%
Air Canada Pass-Through Trust 5.00%, 06/15/2025 (B)	5,740,000	5,567,800
Baytex Energy Corp.
5.13%, 06/01/2021 (B)	20,000	15,700
5.63%, 06/01/2024 (B)	890,000	676,400
MEG Energy Corp.
6.38%, 01/30/2023 (B)	555,000	422,843
6.50%, 03/15/2021 (B)	375,000	294,375
Pacific Exploration and Production Corp.
5.13%, 03/28/2023 (B)	150,000	22,125
5.63%, 01/19/2025 (B) (H)	2,635,000	395,250
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (B)	270,000	229,500
5.88%, 05/15/2023 (B)	1,195,000	1,000,813
6.38%, 10/15/2020 (B)	3,900,000	3,534,375
6.75%, 08/15/2021 (B)	1,670,000	1,469,600
7.25%, 07/15/2022 (B)	1,395,000	1,231,087

		14,859,868

Cayman Islands - 0.2%
Transocean, Inc.
5.05%, 10/15/2022	1,085,000	748,650
7.13%, 12/15/2021 (F)	115,000	93,725

		842,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 0.5%
Ecopetrol SA
5.88%, 09/18/2023 (F)	$ 1,829,000	$ 1,829,000
5.88%, 05/28/2045	1,025,000	833,735

		2,662,735

France - 2.6%
Credit Agricole SA 4.38%, 03/17/2025 (B) (F)	5,785,000	5,766,257
Societe Generale SA 4.25%, 04/14/2025 (B) (F)	6,890,000	6,781,510

		12,547,767

Italy - 1.6%
Enel SpA 8.75% (A), 09/24/2073 (B)	4,563,000	5,264,561
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (B)	2,710,000	2,550,517

		7,815,078

Luxembourg - 0.3%
Altice Financing SA 6.63%, 02/15/2023 (B)	880,000	870,144
Altice Luxembourg SA 7.75%, 05/15/2022 (B) (F)	580,000	578,550

		1,448,694

Mexico - 1.6%
America Movil SAB de CV 8.46%, 12/18/2036	MXN 59,500,000	3,410,984
Cemex SAB de CV 7.75%, 04/16/2026 (B)	$ 1,060,000	1,128,900
Petroleos Mexicanos 7.47%, 11/12/2026	MXN 59,910,000	3,013,965

		7,553,849

Netherlands - 3.0%
Embraer Netherlands Finance BV 5.05%, 06/15/2025	$ 720,000	720,000
Enel Finance International NV
6.00%, 10/07/2039 (B)	2,550,000	3,078,082
6.80%, 09/15/2037 (B)	100,000	130,337
ING Bank NV 5.80%, 09/25/2023 (B)	4,200,000	4,637,682
Petrobras Global Finance BV
6.25%, 03/17/2024	3,700,000	3,228,250
6.75%, 01/27/2041	1,260,000	985,572
6.88%, 01/20/2040	1,025,000	803,344
7.25%, 03/17/2044	920,000	745,200

		14,328,467

Spain - 1.1%
Telefonica Emisiones SAU 7.05%, 06/20/2036	3,965,000	5,132,007

United Kingdom - 2.0%
Barclays PLC 4.38%, 09/11/2024 (F)	5,815,000	5,641,800
HSBC Holdings PLC 4.30%, 03/08/2026	1,705,000	1,790,115
Lloyds Banking Group PLC
4.50%, 11/04/2024	2,000,000	2,041,448
4.58%, 12/10/2025 (B)	228,000	228,597

		9,701,960

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 48.9%
Air Lease Corp.
3.75%, 02/01/2022	$ 2,185,000	$ 2,207,313
4.25%, 09/15/2024	1,865,000	1,874,325
Albemarle Corp. 4.15%, 12/01/2024	1,575,000	1,587,006
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	3,835,000	4,103,450
6.50%, 01/15/2028	1,865,000	1,948,925
Alcoa, Inc.
5.90%, 02/01/2027	1,975,000	1,918,219
6.75%, 01/15/2028	570,000	564,300
Allegheny Technologies, Inc. 5.95%, 01/15/2021	5,670,000	4,677,750
Ally Financial, Inc.
4.25%, 04/15/2021	420,000	427,350
5.75%, 11/20/2025	1,935,000	1,959,188
American Airlines Pass-Through Trust
3.70%, 11/01/2024	1,099,102	1,071,624
4.38%, 04/01/2024	730,569	728,743
Antero Resources Corp.
5.13%, 12/01/2022	650,000	624,000
5.38%, 11/01/2021	210,000	203,175
Avnet, Inc. 4.63%, 04/15/2026	2,100,000	2,163,244
Bank of America Corp.
4.25%, 10/22/2026, MTN	2,414,000	2,467,275
6.05%, 06/01/2034, MTN	820,000	989,159
Brambles USA, Inc. 4.13%, 10/23/2025 (B)	1,305,000	1,354,660
Brixmor Operating Partnership, LP 3.88%, 08/15/2022	280,000	283,009
Bruce Mansfield Pass-Through Trust 6.85%, 06/01/2034	2,109,666	2,027,262
California Resources Corp.
5.00%, 01/15/2020	155,000	66,650
5.50%, 09/15/2021	1,755,000	719,550
6.00%, 11/15/2024	1,335,000	555,694
CBRE Services, Inc. 4.88%, 03/01/2026	5,935,000	6,093,773
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023 (F)	335,000	343,375
5.13%, 05/01/2023 (B)	2,895,000	2,952,900
CCO Safari II LLC 6.48%, 10/23/2045 (B)	1,110,000	1,311,323
Chesapeake Energy Corp.
4.88%, 04/15/2022 (F)	2,315,000	1,296,400
5.75%, 03/15/2023	305,000	170,800
Cimarex Energy Co. 4.38%, 06/01/2024	800,000	815,013
Concho Resources, Inc. 6.50%, 01/15/2022	70,000	72,800
ConocoPhillips Co. 4.95%, 03/15/2026 (F)	2,192,000	2,422,991
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	647,342	660,289
6.25%, 10/11/2021	208,783	218,308

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Continental Resources, Inc. 3.80%, 06/01/2024	$ 4,120,000	$ 3,512,300
Cox Communications, Inc. 3.85%, 02/01/2025 (B)	3,955,000	3,846,170
Crown Castle International Corp.
3.70%, 06/15/2026 (I)	425,000	431,531
4.45%, 02/15/2026	2,225,000	2,390,037
Crown Castle Towers LLC 3.66%, 05/15/2045 (B)	3,075,000	3,113,806
CVS Pass-Through Trust 4.70%, 01/10/2036 (B)	5,151,893	5,366,277
DDR Corp. 3.63%, 02/01/2025	4,360,000	4,281,498
Energy Transfer Partners, LP
4.05%, 03/15/2025	2,125,000	1,980,865
5.20%, 02/01/2022	1,095,000	1,106,250
EnLink Midstream Partners, LP
4.15%, 06/01/2025	160,000	137,941
4.40%, 04/01/2024	105,000	90,993
Express Scripts Holding Co. 4.50%, 02/25/2026	555,000	594,703
Ford Motor Credit Co. LLC 4.39%, 01/08/2026, MTN	2,525,000	2,726,816
Forethought Financial Group, Inc. 8.63%, 04/15/2021 (B)	1,430,000	1,552,465
Freeport-McMoRan, Inc. 4.55%, 11/14/2024 (F)	1,590,000	1,337,588
General Electric Co. 5.00% (A), 01/21/2021 (J)	315,000	327,206
General Motors Financial Co., Inc.
4.25%, 05/15/2023	2,035,000	2,094,921
5.25%, 03/01/2026	6,355,000	6,971,530
Glencore Funding LLC 4.63%, 04/29/2024 (B) (F)	6,205,000	5,600,012
Halcon Resources Corp. 8.63%, 02/01/2020 (B) (E) (F)	675,000	560,250
HCA, Inc.
5.00%, 03/15/2024	2,440,000	2,525,400
7.05%, 12/01/2027	180,000	183,600
7.50%, 12/15/2023 - 11/06/2033	3,700,000	3,970,600
7.58%, 09/15/2025, MTN	1,020,000	1,096,500
7.69%, 06/15/2025	2,060,000	2,204,200
7.75%, 07/15/2036, MTN	125,000	131,875
8.36%, 04/15/2024	190,000	214,700
HD Supply, Inc. 7.50%, 07/15/2020	65,000	68,981
Hercules, Inc. 6.50%, 06/30/2029	1,260,000	1,033,200
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025 (B)	3,660,000	3,798,710
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88%, 03/15/2019	1,220,000	1,210,850
5.88%, 02/01/2022	840,000	801,150
IFM US Colonial Pipeline 2 LLC 6.45%, 05/01/2021 (B)	2,300,000	2,490,129
International Lease Finance Corp. 4.63%, 04/15/2021	2,395,000	2,481,819

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
INVISTA Finance LLC 4.25%, 10/15/2019 (B)	$ 3,725,000	$ 3,596,823
iStar, Inc. 5.00%, 07/01/2019	2,040,000	1,978,800
Jabil Circuit, Inc. 4.70%, 09/15/2022	3,640,000	3,698,458
Jefferies Group LLC 6.25%, 01/15/2036	3,350,000	3,269,610
Keysight Technologies, Inc. 4.55%, 10/30/2024	3,860,000	3,828,074
Kinder Morgan Energy Partners, LP 4.25%, 09/01/2024	380,000	367,823
Kinder Morgan, Inc. 4.30%, 06/01/2025 (F)	2,070,000	2,051,753
KLA-Tencor Corp. 4.13%, 11/01/2021	2,960,000	3,134,394
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (B)	2,365,000	2,081,200
7.38%, 10/01/2017	1,020,000	1,022,550
Level 3 Financing, Inc. 5.38%, 08/15/2022	65,000	66,463
Liberty Property, LP 3.75%, 04/01/2025	4,410,000	4,449,328
Mackinaw Power LLC 6.30%, 10/31/2023 (B) (E)	744,634	828,314
Masco Corp.
4.45%, 04/01/2025	1,531,000	1,597,997
5.95%, 03/15/2022	275,000	308,344
6.50%, 08/15/2032	895,000	921,850
7.75%, 08/01/2029	415,000	475,175
Meccanica Holdings USA, Inc. 7.38%, 07/15/2039 (B)	5,400,000	5,791,500
Morgan Stanley
4.10%, 05/22/2023, MTN	9,655,000	9,982,285
8.00%, 05/09/2017, MTN	AUD 2,470,000	1,964,624
Newfield Exploration Co.
5.38%, 01/01/2026	$ 605,000	598,950
5.63%, 07/01/2024	1,825,000	1,856,938
Old Republic International Corp. 4.88%, 10/01/2024	2,550,000	2,718,040
Owens Corning
4.20%, 12/01/2024	1,290,000	1,325,640
7.00%, 12/01/2036	4,585,000	5,366,399
QEP Resources, Inc.
5.25%, 05/01/2023	568,000	533,920
5.38%, 10/01/2022	640,000	606,400
Quicken Loans, Inc. 5.75%, 05/01/2025 (B) (F)	4,640,000	4,361,600
Qwest Capital Funding, Inc. 7.63%, 08/03/2021	885,000	908,231
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	565,000	526,898
5.88%, 03/01/2022	150,000	153,286
Retail Opportunity Investments Partnership, LP 4.00%, 12/15/2024	1,980,000	1,892,197

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Rialto Holdings LLC / Rialto Corp. 7.00%, 12/01/2018 (B)	$ 1,960,000	$ 1,920,800
Rice Energy, Inc. 6.25%, 05/01/2022 (F)	855,000	846,450
Rowan Cos, Inc. 4.75%, 01/15/2024	1,680,000	1,331,528
Santander Holdings USA, Inc. 4.50%, 07/17/2025	4,628,000	4,775,545
SM Energy Co.
5.00%, 01/15/2024	450,000	374,625
5.63%, 06/01/2025	205,000	172,200
6.13%, 11/15/2022	620,000	561,100
Solvay Finance America LLC 4.45%, 12/03/2025 (B)	400,000	416,371
Southwestern Energy Co. 4.10%, 03/15/2022 (F)	1,570,000	1,269,738
Springleaf Finance Corp.
7.75%, 10/01/2021 (F)	4,305,000	4,251,187
8.25%, 10/01/2023	1,720,000	1,720,000
Sunoco Logistics Partners Operations, LP 4.25%, 04/01/2024	1,710,000	1,658,211
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	636,000	616,920
5.25%, 05/01/2023	475,000	456,000
6.38%, 08/01/2022	1,175,000	1,186,750
6.88%, 02/01/2021	115,000	117,588
Time Warner Cable, Inc.
4.50%, 09/15/2042	2,310,000	2,163,999
5.50%, 09/01/2041	3,540,000	3,684,248
5.88%, 11/15/2040	770,000	829,255
UAL Pass-Through Trust 6.64%, 01/02/2024	2,126,745	2,233,083
Viacom, Inc. 5.85%, 09/01/2043	285,000	280,274
Welltower, Inc.
4.00%, 06/01/2025	695,000	712,690
4.25%, 04/01/2026	700,000	727,957
Weyerhaeuser Co. 6.88%, 12/15/2033	4,740,000	5,553,986
Whiting Petroleum Corp. 5.75%, 03/15/2021 (F)	1,745,000	1,452,713
Williams Partners, LP / ACMP Finance Corp. 4.88%, 05/15/2023 - 03/15/2024	4,050,000	3,694,437

		236,386,235

Total Corporate Debt Securities (Cost $328,093,119)		324,953,288

FOREIGN GOVERNMENT OBLIGATIONS - 4.3%
Mexico - 1.6%
Mexico Bonos
Series M,
6.50%, 06/10/2021	MXN 61,000,000	3,738,995
8.50%, 11/18/2038	59,301,800	4,270,947

		8,009,942

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 2.7%
European Bank for Reconstruction & Development 6.40%, 03/04/2019, MTN	INR 62,950,000	$ 951,032
International Bank for Reconstruction & Development 4.50%, 08/03/2017	COP 15,270,000,000	5,204,908
International Finance Corp. 7.80%, 06/03/2019, MTN	INR 433,760,000	6,733,213

		12,889,153

Total Foreign Government Obligations (Cost $23,119,116)		20,899,095

LOAN ASSIGNMENTS - 0.6%
United States - 0.6%
Chemours Co. Term Loan B, 3.75% (A), 06/30/2016	$ 1,026,245	998,023
Staples Escrow LLC Term Loan, 4.75% (A), 05/04/2016	1,733,693	1,734,777

Total Loan Assignments (Cost $2,738,700)		2,732,800

MORTGAGE-BACKED SECURITIES - 5.0%
United States - 5.0%
Alternative Loan Trust
Series 2003-20CB, Class 2A1,
5.75%, 10/25/2033	695,558	716,800
Series 2003-9T1, Class A7,
5.50%, 07/25/2033	641,027	635,364
Series 2004-J3, Class 1A1,
5.50%, 04/25/2034	577,486	586,779
Banc of America Alternative Loan Trust Series 2003-10, Class 1A1, 5.50%, 12/25/2033	636,318	644,260
Banc of America Funding Trust
Series 2005-4, Class 1A3,
5.50%, 08/25/2035	46,036	45,993
Series 2005-7, Class 3A1,
5.75%, 11/25/2035	773,265	786,424
CHL Mortgage Pass-Through Trust
Series 2004-HYB4, Class 2A1,
2.69% (A), 09/20/2034	298,697	285,801
Series 2005-11, Class 4A1,
0.71% (A), 04/25/2035	557,709	451,482
Citigroup Mortgage Loan Trust
Series 2005-2, Class 1A4,
2.81% (A), 05/25/2035	342,184	317,885
Series 2015-2, Class 1A1,
0.63% (A), 06/25/2047 (B)	1,660,088	1,445,015
Extended Stay America Trust Series 2013-ESH7, Class D7, 5.05% (A), 12/05/2031 (B)	5,130,000	5,220,834
FDIC Trust Series 2013-N1, Class A, 4.50%, 10/25/2018 (B)	4,426	4,427

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GMACM Mortgage Loan Trust Series 2005-AR4, Class 3A1, 3.22% (A), 07/19/2035	$ 856,423	$ 772,895
GS Mortgage Securities Trust Series 2007-GG10, Class AM, 5.99% (A), 08/10/2045	3,110,000	2,954,563
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1,
3.14% (A), 12/25/2034	829,675	772,856
Series 2004-14, Class 5A1,
2.88% (A), 12/25/2034	849,200	813,399
Hilton USA Trust Series 2013-HLT, Class DFX, 4.41%, 11/05/2030 (B)	1,375,000	1,380,486
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2005-16IP, Class A1, 1.08% (A), 07/25/2045	215,699	176,334
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM,
5.46% (A), 01/15/2049	400,000	394,463
Series 2010-C1, Class C,
6.42% (A), 06/15/2043 (B) (E)	1,211,000	1,060,454
JPMorgan Mortgage Trust Series 2005-A1, Class 6T1, 2.81% (A), 02/25/2035	575,396	542,266
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	524,657	536,541
Series 2004-5, Class 2A1,
6.00%, 06/25/2034	547,827	559,059
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-20, Class 8A7, 5.75%, 11/25/2034	1,067,613	1,107,918
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class D, 5.04% (A), 05/10/2063 (B)	1,015,000	1,022,516
Wells Fargo Mortgage-Backed Securities Trust Series 2005-12, Class 1A2, 5.50%, 11/25/2035	381,812	380,379
WFRBS Commercial Mortgage Trust Series 2012-C7, Class E, 4.99% (A), 06/15/2045 (B)	840,000	807,403

Total Mortgage-Backed Securities (Cost $24,469,499)		24,422,596

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
3.74% (A), 10/25/2027	1,000,000	993,506
4.69% (A), 11/25/2023	1,350,000	1,371,032

Total U.S. Government Agency Obligations (Cost $2,309,108)		2,364,538

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Note
0.88%, 05/15/2017	$ 9,505,000	$ 9,529,875
1.00%, 05/31/2018	4,750,000	4,769,109

Total U.S. Government Obligations (Cost $14,295,734)		14,298,984

	Shares	Value
COMMON STOCK - 0.0% (G)
Brazil - 0.0% (G)
OGX Petroleo e Gas SA, ADR (K)	106,674	70,405

Total Common Stock (Cost $0)		70,405

CONVERTIBLE PREFERRED STOCKS - 1.1%
Ireland - 0.4%
Allergan PLC Series A, 5.50%	2,345	1,902,944

United States - 0.7%
Chesapeake Energy Corp.
5.75%	4,827	1,530,149
5.75% (B)	88	26,767
Wells Fargo & Co. Series L, Class A, 7.50%	1,340	1,669,640

		3,226,556

Total Convertible Preferred Stocks (Cost $6,950,290)		5,129,500

	Shares	Value
PREFERRED STOCK - 0.5%
United States - 0.5%
Countrywide Capital IV 6.75%	88,375	$ 2,275,656

Total Preferred Stock (Cost $1,580,256)		2,275,656

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (L)	36,181,073	36,181,073

Total Securities Lending Collateral (Cost $36,181,073)		36,181,073

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.03% (L), dated 04/29/2016, to be repurchased at $23,662,439 on 05/02/2016. Collateralized by U.S. Government Obligations, 1.75% - 2.00%, due 11/30/2020 - 12/31/2020, and with a total value of $24,137,000.	$ 23,662,380	23,662,380

Total Repurchase Agreement (Cost $23,662,380)		23,662,380

Total Investments (Cost $522,094,669) (M)		513,298,355
Net Other Assets (Liabilities) - (6.2)%		(29,937,201)

Net Assets - 100.0%		$ 483,361,154

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	10.4%	$53,459,689
Asset-Backed Securities	7.9	40,664,299
Banks	7.7	39,339,545
Mortgage-Backed Securities	4.8	24,422,596
Real Estate Investment Trusts	4.4	22,531,349
Foreign Government Obligations	4.1	20,899,095
Media	3.1	15,990,094
Diversified Financial Services	3.0	15,656,694
U.S. Government Obligations	2.8	14,298,984
Metals & Mining	2.7	14,097,869
Consumer Finance	2.3	11,954,685
Capital Markets	2.3	11,946,909
Health Care Providers & Services	2.1	10,921,578
Airlines	2.0	10,479,847
Building Products	1.9	9,995,405
Electronic Equipment, Instruments & Components	1.9	9,689,776
Pharmaceuticals	1.8	9,368,319
Electric Utilities	1.8	9,301,294
Automobiles	1.8	9,066,451
Food & Staples Retailing	1.6	8,495,529
Real Estate Management & Development	1.6	8,014,573
Trading Companies & Distributors	1.3	6,786,682
Wireless Telecommunication Services	1.3	6,524,790
Aerospace & Defense	1.3	6,511,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Diversified Telecommunication Services	1.2%	$6,106,701
Communications Equipment	1.2	6,052,375
Technology Hardware, Storage & Peripherals	1.2	6,012,812
Semiconductors & Semiconductor Equipment	1.0	5,056,522
Food Products	0.8	4,370,000
Insurance	0.8	4,270,505
Textiles, Apparel & Luxury Goods	0.8	4,146,444
Chemicals	0.8	4,034,600
Professional Services	0.8	4,020,690
Energy Equipment & Services	0.7	3,454,337
Biotechnology	0.5	2,742,462
Machinery	0.5	2,622,050
U.S. Government Agency Obligations	0.5	2,364,538
Independent Power & Renewable Electricity Producers	0.4	2,027,262
Specialty Retail	0.3	1,734,777
Containers & Packaging	0.3	1,354,660
Construction Materials	0.2	1,128,900
Household Durables	0.2	927,500
Industrial Conglomerates	0.1	327,206
Commercial Services & Supplies	0.1	283,009

Investments, at Value	88.3	453,454,902
Short-Term Investments	11.7	59,843,453

Total Investments	100.0%	$513,298,355

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$38,664,299	$2,000,000	$40,664,299
Convertible Bonds	—	15,643,741	—	15,643,741
Corporate Debt Securities	—	324,953,288	—	324,953,288
Foreign Government Obligations	—	20,899,095	—	20,899,095
Loan Assignments	—	2,732,800	—	2,732,800
Mortgage-Backed Securities	—	24,422,596	—	24,422,596
U.S. Government Agency Obligations	—	2,364,538	—	2,364,538
U.S. Government Obligations	—	14,298,984	—	14,298,984
Common Stock	70,405	—	—	70,405
Convertible Preferred Stocks	5,129,500	—	—	5,129,500
Preferred Stock	2,275,656	—	—	2,275,656
Securities Lending Collateral	36,181,073	—	—	36,181,073
Repurchase Agreement	—	23,662,380	—	23,662,380

Total Investments	$43,656,634	$467,641,721	$2,000,000	$513,298,355

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $157,595,831, representing 32.6% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $2,000,000, representing 0.4% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $4,449,085, representing 0.9% of the Fund’s net assets.
(F)	All or a portion of the security is on loan. The total value of all securities on loan is $35,425,819. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Security in default.
(I)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Non-income producing security.
(L)	Rate disclosed reflects the yield at April 30, 2016.
(M)	Aggregate cost for federal income tax purposes is $522,094,669. Aggregate gross unrealized appreciation and depreciation for all securities is $20,185,961 and $28,982,275, respectively. Net unrealized depreciation for tax purposes is $8,796,314.
(N)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
COP	Columbian Peso
INR	Indian Rupee
MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.6%
United Technologies Corp.	160,361	$ 16,736,878

Automobiles - 4.9%
Tesla Motors, Inc. (A) (B)	212,213	51,092,402

Beverages - 1.1%
Monster Beverage Corp. (A)	79,303	11,437,079

Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (A) (B)	60,355	4,046,199
Intrexon Corp. (A) (B)	146,530	3,916,747
Juno Therapeutics, Inc. (A) (B)	74,674	3,143,029

		11,105,975

Consumer Finance - 1.0%
LendingClub Corp. (A) (B)	1,319,107	10,420,945

Diversified Financial Services - 5.0%
S&P Global, Inc.	488,395	52,185,006

Electrical Equipment - 0.3%
SolarCity Corp. (A) (B)	114,248	3,463,999

Food Products - 3.7%
Mead Johnson Nutrition Co., Class A	442,348	38,550,628

Health Care Equipment & Supplies - 5.1%
Intuitive Surgical, Inc. (A)	85,454	53,524,967

Health Care Technology - 1.6%
athenahealth, Inc. (A) (B)	123,326	16,439,356

Internet & Catalog Retail - 16.2%
Amazon.com, Inc. (A)	162,881	107,434,679
JD.com, Inc., ADR (A)	412,293	10,538,209
Netflix, Inc. (A)	283,220	25,498,296
Priceline Group, Inc. (A)	19,248	25,862,768

		169,333,952

Internet Software & Services - 21.3%
Alphabet, Inc., Class C (A)	74,218	51,433,816
Facebook, Inc., Class A (A)	924,342	108,684,132
LinkedIn Corp., Class A (A)	226,031	28,323,945
Tencent Holdings, Ltd.	596,500	12,219,295
Twitter, Inc. (A) (B)	1,515,797	22,160,952

		222,822,140

IT Services - 8.5%
MasterCard, Inc., Class A	553,274	53,662,045
Visa, Inc., Class A	462,081	35,691,137

		89,353,182

Life Sciences Tools & Services - 4.8%
Illumina, Inc. (A)	376,360	50,804,836

Pharmaceuticals - 3.4%
Zoetis, Inc., Class A	760,510	35,766,785

Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. (B)	149,312	5,305,055

Software - 10.1%
Mobileye NV (A) (B)	143,230	5,464,225
salesforce.com, Inc. (A)	683,250	51,790,350
Splunk, Inc. (A) (B)	298,004	15,490,248
Workday, Inc., Class A (A) (B)	436,545	32,732,144

		105,476,967

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	769,785	72,159,646

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings, Ltd. (A)	311,378	$ 16,085,788

Total Common Stocks (Cost $772,120,148)		1,032,065,586

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (C) (D)
Call - USD vs. CNY (E) Exercise Price CNY 7 Expiration Date 06/06/2016, RBS	178,127,830	212,684

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $693,469)		212,684

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (F)	120,086,977	120,086,977

Total Securities Lending Collateral (Cost $120,086,977)		120,086,977

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (F), dated 04/29/2016, to be repurchased at $2,638,198 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 11/30/2020, and with a value of $2,693,600.	$ 2,638,191	2,638,191

Total Repurchase Agreement (Cost $2,638,191)		2,638,191

Total Investments (Cost $895,538,785) (G)		1,155,003,438
Net Other Assets (Liabilities) - (10.4)%		(108,525,059)

Net Assets - 100.0%		$ 1,046,478,379

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,019,846,291	$12,219,295	$—	$1,032,065,586
Over-the-Counter Foreign Exchange Options Purchased	—	212,684	—	212,684
Securities Lending Collateral	120,086,977	—	—	120,086,977
Repurchase Agreement	—	2,638,191	—	2,638,191

Total Investments	$1,139,933,268	$15,070,170	$—	$1,155,003,438

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $117,214,127. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Cash in the amount of $420,000 has been segregated by the broker as collateral for open options contracts.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Illiquid derivative. At April 30, 2016, total aggregate value of illiquid derivatives is $212,684, representing less than 0.1% of the Fund’s net assets.
(F)	Rate disclosed reflects the yield at April 30, 2016.
(G)	Aggregate cost for federal income tax purposes is $895,538,785. Aggregate gross unrealized appreciation and depreciation for all securities is $333,883,178 and $74,418,525, respectively. Net unrealized appreciation for tax purposes is $259,464,653.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 3.2%
United Technologies Corp.	204,855	$ 21,380,716

Biotechnology - 10.8%
BioMarin Pharmaceutical, Inc. (A)	229,125	19,402,305
Gilead Sciences, Inc.	183,430	16,180,361
Incyte Corp. (A)	189,475	13,693,358
Medivation, Inc. (A)	412,005	23,813,889

		73,089,913

Capital Markets - 6.7%
BlackRock, Inc., Class A	70,045	24,959,135
Charles Schwab Corp.	719,855	20,451,080

		45,410,215

Chemicals - 2.5%
Praxair, Inc.	147,097	17,278,014

Commercial Services & Supplies - 2.4%
Stericycle, Inc. (A) (B)	171,875	16,424,375

Distributors - 3.6%
LKQ Corp. (A)	765,510	24,534,596

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	351,483	19,623,296

Health Care Equipment & Supplies - 3.1%
Cooper Cos., Inc.	137,925	21,113,559

Household Products - 3.5%
Colgate-Palmolive Co.	335,353	23,783,235

Industrial Conglomerates - 4.7%
Danaher Corp.	328,061	31,739,902

Internet Software & Services - 10.3%
Akamai Technologies, Inc. (A)	297,574	15,173,298
Alphabet, Inc., Class A (A)	44,412	31,438,367
Facebook, Inc., Class A (A)	198,140	23,297,301

		69,908,966

IT Services - 12.0%
Accenture PLC, Class A	234,973	26,533,151
Fiserv, Inc. (A)	299,834	29,299,779
Visa, Inc., Class A (B)	330,134	25,499,550

		81,332,480

Oil, Gas & Consumable Fuels - 5.7%
Enbridge, Inc.	462,930	19,230,112
EOG Resources, Inc.	231,282	19,108,519

		38,338,631

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.9%
Roche Holding AG, ADR	833,760	$ 26,321,803

Professional Services - 2.9%
Verisk Analytics, Inc., Class A (A)	257,606	19,985,073

Real Estate Investment Trusts - 3.7%
American Tower Corp., Class A	240,347	25,207,593

Software - 3.0%
Adobe Systems, Inc. (A)	219,013	20,635,405

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	322,716	30,251,398

Textiles, Apparel & Luxury Goods - 5.7%
NIKE, Inc., Class B	331,370	19,530,948
VF Corp.	299,020	18,853,211

		38,384,159

Total Common Stocks (Cost $598,414,915)		644,743,329

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	37,812,638	37,812,638

Total Securities Lending Collateral (Cost $37,812,638)		37,812,638

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $33,018,283 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $33,681,150.	$ 33,018,200	33,018,200

Total Repurchase Agreement (Cost $33,018,200)		33,018,200

Total Investments (Cost $669,245,753) (D)		715,574,167
Net Other Assets (Liabilities) - (5.6)%		(37,677,509)

Net Assets - 100.0%		$ 677,896,658

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$644,743,329	$—	$—	$644,743,329
Securities Lending Collateral	37,812,638	—	—	37,812,638
Repurchase Agreement	—	33,018,200	—	33,018,200

Total Investments	$682,555,967	$33,018,200	$—	$715,574,167

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $37,001,203. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $669,245,753. Aggregate gross unrealized appreciation and depreciation for all securities is $58,580,355 and $12,251,941, respectively. Net unrealized appreciation for tax purposes is $46,328,414.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 9.4%
General Dynamics Corp.	116,345	$ 16,348,799
Honeywell International, Inc.	570,752	65,219,831
Raytheon Co.	330,213	41,722,413
United Technologies Corp.	141,100	14,726,607

		138,017,650

Airlines - 2.4%
Southwest Airlines Co.	774,396	34,545,806

Banks - 12.1%
Bank of America Corp.	3,629,871	52,850,922
Comerica, Inc., Class A	107,000	4,750,800
JPMorgan Chase & Co.	540,872	34,183,110
PNC Financial Services Group, Inc.	207,228	18,190,474
Wells Fargo & Co.	1,334,629	66,704,757

		176,680,063

Capital Markets - 3.7%
Ameriprise Financial, Inc.	127,629	12,239,621
State Street Corp.	660,681	41,160,426

		53,400,047

Construction Materials - 2.0%
CRH PLC, ADR	999,196	29,086,596

Consumer Finance - 2.6%
American Express Co.	580,364	37,973,217

Containers & Packaging - 0.8%
International Paper Co.	270,728	11,714,401

Diversified Telecommunication Services - 6.5%
AT&T, Inc.	1,202,237	46,670,840
Verizon Communications, Inc.	935,832	47,671,282

		94,342,122

Electric Utilities - 2.8%
Entergy Corp., Class B (A)	540,570	40,640,053

Electrical Equipment - 0.5%
Emerson Electric Co.	140,600	7,680,978

Food & Staples Retailing - 2.6%
Wal-Mart Stores, Inc. (A)	573,789	38,369,270

Health Care Equipment & Supplies - 4.3%
Medtronic PLC	784,448	62,089,059

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	343,885	26,981,217

Household Durables - 2.5%
Lennar Corp., Class A (A)	512,279	23,211,361
Whirlpool Corp. (A)	80,400	14,000,856

		37,212,217

Industrial Conglomerates - 1.1%
General Electric Co.	522,584	16,069,458

Insurance - 1.7%
Loews Corp.	624,022	24,761,193

IT Services - 1.8%
International Business Machines Corp.	177,500	25,904,350

Machinery - 2.0%
Stanley Black & Decker, Inc.	267,658	29,956,283

Metals & Mining - 0.6%
Rio Tinto PLC, ADR (A)	248,654	8,369,694

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 3.7%
Target Corp.	671,220	$ 53,361,990

Oil, Gas & Consumable Fuels - 10.4%
BP PLC, ADR	1,043,234	35,031,798
California Resources Corp.	38,133	83,893
Chevron Corp.	274,900	28,089,282
ConocoPhillips	502,001	23,990,628
Occidental Petroleum Corp.	429,730	32,938,804
Phillips 66	390,984	32,103,696

		152,238,101

Pharmaceuticals - 13.2%
Johnson & Johnson	524,529	58,789,210
Merck & Co., Inc.	846,714	46,433,796
Pfizer, Inc.	1,592,666	52,096,105
Sanofi, ADR	857,800	35,255,580

		192,574,691

Road & Rail - 0.8%
Norfolk Southern Corp.	131,855	11,881,454

Specialty Retail - 1.0%
Gap, Inc., Class A (A)	640,596	14,849,015

Tobacco - 5.4%
Altria Group, Inc.	586,737	36,794,277
Philip Morris International, Inc.	433,053	42,491,161

		79,285,438

Total Common Stocks (Cost $1,241,151,252)		1,397,984,363

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (B)	46,152,995	46,152,995

Total Securities Lending Collateral (Cost $46,152,995)		46,152,995

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.03% (B), dated 04/29/2016, to be repurchased at $64,978,235 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $66,278,450.	$ 64,978,072	64,978,072

Total Repurchase Agreement (Cost $64,978,072)		64,978,072

Total Investments (Cost $1,352,282,319) (C)		1,509,115,430
Net Other Assets (Liabilities) - (3.3)%		(48,596,106)

Net Assets - 100.0%		$ 1,460,519,324

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,397,984,363	$—	$—	$1,397,984,363
Securities Lending Collateral	46,152,995	—	—	46,152,995
Repurchase Agreement	—	64,978,072	—	64,978,072

Total Investments	$1,444,137,358	$64,978,072	$—	$1,509,115,430

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $45,162,915. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $1,352,282,319. Aggregate gross unrealized appreciation and depreciation for all securities is $183,608,786 and $26,775,675, respectively. Net unrealized appreciation for tax purposes is $156,833,111.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.5%
International Equity Fund - 9.8%
iShares MSCI EAFE ETF	39,959	$ 2,334,805

International Fixed Income Fund - 14.9%
Vanguard Total International Bond ETF	65,642	3,566,986

U.S. Equity Funds - 58.8%
iShares Russell 1000 Growth ETF (A)	59,053	5,837,389
iShares Russell 1000 Value ETF	58,363	5,888,243
iShares Russell 2000 ETF (A)	20,764	2,333,043

		14,058,675

U.S. Fixed Income Fund - 15.0%
iShares Core U.S. Aggregate Bond ETF	32,263	3,577,644

Total Exchange-Traded Funds (Cost $22,937,057)		23,538,110

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.2%
Put - S&P 500® Exercise Price $1,625 Expiration Date 06/16/2017	5	25,750
Put - S&P 500® Exercise Price $1,650 Expiration Date 06/16/2017	9	49,725
Put - S&P 500® Exercise Price $1,700 Expiration Date 06/16/2017	9	57,150
Put - S&P 500® Exercise Price $1,725 Expiration Date 06/16/2017	3	20,400
Put - S&P 500® Exercise Price $1,750 Expiration Date 06/16/2017	10	72,800

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - S&P 500® Exercise Price $1,800 Expiration Date 06/16/2017	8	$ 66,720

Total Exchange-Traded Options Purchased (Cost $336,590)		292,545

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (B)	2,404,909	2,404,909

Total Securities Lending Collateral (Cost $2,404,909)		2,404,909

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (B), dated 04/29/2016, to be repurchased at $145,310 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $148,263.	$ 145,310	145,310

Total Repurchase Agreement (Cost $145,310)		145,310

Total Investments (Cost $25,823,866) (C)		26,380,874
Net Other Assets (Liabilities) - (10.4)%		(2,492,972)

Net Assets - 100.0%		$ 23,887,902

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$23,538,110	$—	$—	$23,538,110
Exchange-Traded Options Purchased	292,545	—	—	292,545
Securities Lending Collateral	2,404,909	—	—	2,404,909
Repurchase Agreement	—	145,310	—	145,310

Total Investments	$26,235,564	$145,310	$—	$26,380,874

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $2,357,093. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $25,823,866. Aggregate gross unrealized appreciation and depreciation for all securities is $616,006 and $58,998, respectively. Net unrealized appreciation for tax purposes is $557,008.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.1%
International Fixed Income Funds - 19.3%
VanEck J.P. Morgan Local Currency Bond ETF	3,196,214	$ 60,568,256
VanEck Vectors Emerging Markets High Yield Bond ETF	1,134,571	26,435,504

		87,003,760

U.S. Equity Funds - 32.6%
Alerian MLP ETF (A)	7,615,101	92,980,383
Global SuperDividend US ETF (A)	1,029,579	25,626,222
iShares High Dividend ETF (A)	358,846	28,295,007

		146,901,612

U.S. Fixed Income Funds - 48.2%
iShares 20+ Year Treasury Bond ETF (A)	380,563	49,237,241
iShares MBS ETF (A)	51,055	5,585,417
SPDR Barclays Short Term High Yield Bond ETF (A)	3,309,631	88,036,184
Vanguard Long-Term Bond ETF (A)	792,129	74,285,858

		217,144,700

Total Exchange-Traded Funds (Cost $473,869,294)		451,050,072

	Shares	Value
SECURITIES LENDING COLLATERAL - 26.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (B)	120,494,916	$ 120,494,916

Total Securities Lending Collateral (Cost $120,494,916)		120,494,916

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% (B), dated 04/29/2016, to be repurchased at $944,627 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.63%, due 11/15/2020, and with a value of $968,350.	$ 944,625	944,625

Total Repurchase Agreement (Cost $944,625)		944,625

Total Investments (Cost $595,308,835) (C)		572,489,613
Net Other Assets (Liabilities) - (27.0)%		(121,604,208)

Net Assets - 100.0%		$ 450,885,405

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$451,050,072	$—	$—	$451,050,072
Securities Lending Collateral	120,494,916	—	—	120,494,916
Repurchase Agreement	—	944,625	—	944,625

Total Investments	$571,544,988	$944,625	$—	$572,489,613

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $117,866,522. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $595,308,835. Aggregate gross unrealized appreciation and depreciation for all securities is $5,522,786 and $28,342,008, respectively. Net unrealized depreciation for tax purposes is $22,819,222.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 31.1%
Argentina - 1.9%
Banco Hipotecario SA 9.75%, 11/30/2020 (A)	$ 2,130,000	$ 2,278,035
IRSA Propiedades Comerciales SA 8.75%, 03/23/2023 (A) (B)	2,175,000	2,286,469
YPF SA
8.50%, 03/23/2021 (A) (B)	5,940,000	6,207,300
8.88%, 12/19/2018 (A) (B)	2,315,000	2,485,036

		13,256,840

Austria - 0.2%
JBS Investments GmbH 7.75%, 10/28/2020 (A) (B)	1,435,000	1,474,462

Barbados - 0.9%
Columbus International, Inc. 7.38%, 03/30/2021 (A)	5,970,000	6,341,334

Bermuda - 1.8%
Digicel Group, Ltd.
7.13%, 04/01/2022 (A)	15,090,000	12,279,487
7.13%, 04/01/2022 (C)	1,000,000	813,750

		13,093,237

Brazil - 0.2%
Oi SA 9.75%, 09/15/2016 (A)	BRL 7,790,000	407,705
Telemar Norte Leste SA 9.50%, 04/23/2019 (A)	$ 3,690,000	1,199,250

		1,606,955

Canada - 0.5%
First Quantum Minerals, Ltd. 7.00%, 02/15/2021 (A)	3,065,000	2,497,975
Pacific Exploration and Production Corp.
5.63%, 01/19/2025 (A) (D)	5,840,000	876,000
5.63%, 01/19/2025 (C) (D)	3,050,000	457,500

		3,831,475

Cayman Islands - 3.2%
Braskem Finance, Ltd. 6.45%, 02/03/2024	4,140,000	4,067,550
Dubai Holding Commercial Operations, Ltd. 6.00%, 02/01/2017, MTN	GBP 3,500,000	5,176,828
GrupoSura Finance SA 5.50%, 04/29/2026 (A)	$ 3,250,000	3,305,250
Lima Metro Line 2 Finance, Ltd. 5.88%, 07/05/2034 (A) (B)	2,070,000	2,123,820
Marfrig Overseas, Ltd. 9.50%, 05/04/2020 (A)	1,375,000	1,409,375
Odebrecht Finance, Ltd.
5.25%, 06/27/2029 (C)	3,200,000	1,144,000
8.25%, 04/25/2018 (A)	BRL 9,220,000	1,206,368
Vale Overseas, Ltd. 6.88%, 11/21/2036 - 11/10/2039	$ 5,141,000	4,549,428

		22,982,619

Chile - 0.4%
Cencosud SA 5.15%, 02/12/2025 (A) (B)	2,891,000	2,939,436

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 0.7%
Colombia Telecomunicaciones SA ESP 8.50% (E), 03/30/2020 (A) (F)	$ 5,700,000	$ 5,073,000

Costa Rica - 0.4%
Banco Nacional de Costa Rica 5.88%, 04/25/2021 (A)	2,600,000	2,606,500

Georgia - 0.2%
Georgian Oil and Gas Corp. JSC 6.75%, 04/26/2021 (A)	1,700,000	1,708,840

Indonesia - 2.6%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	6,025,000	5,851,781
5.38%, 05/05/2045 (A)	4,350,000	3,915,000
Pertamina Persero PT
4.30%, 05/20/2023 (A) (B)	4,210,000	4,179,865
6.00%, 05/03/2042 (A)	4,685,000	4,496,541

		18,443,187

Kazakhstan - 0.6%
Development Bank of Kazakhstan JSC 4.13%, 12/10/2022 (A)	4,350,000	3,958,500

Luxembourg - 1.9%
Atento Luxco 1 SA
7.38%, 01/29/2020 (A)	800,000	774,000
7.38%, 01/29/2020 (B) (C)	5,185,000	5,016,487
Millicom International Cellular SA 6.00%, 03/15/2025 (B) (C)	3,525,000	3,375,188
Tupy Overseas SA
6.63%, 07/17/2024 (A)	1,757,000	1,642,795
6.63%, 07/17/2024 (C)	500,000	467,500
Wind Acquisition Finance SA 7.38%, 04/23/2021 (A)	2,842,000	2,529,380

		13,805,350

Mexico - 4.1%
ALFA SAB de CV 6.88%, 03/25/2044 (A)	1,800,000	1,854,000
America Movil SAB de CV 6.00%, 06/09/2019	MXN 6,800,000	392,634
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/2024 (A) (B)	$ 3,490,000	3,455,798
4.13%, 06/06/2024 (B) (C)	2,400,000	2,376,480
Grupo Bimbo SAB de CV 4.88%, 06/27/2044 (A)	3,950,000	3,792,379
Grupo Televisa SAB 6.13%, 01/31/2046	4,460,000	4,821,260
Petroleos Mexicanos
5.50%, 06/27/2044	3,921,000	3,450,480
5.63%, 01/23/2046	8,210,000	7,309,445
8.63%, 02/01/2022	1,450,000	1,682,000

		29,134,476

Netherlands - 3.9%
GTH Finance BV 7.25%, 04/26/2023 (A)	8,625,000	8,630,434
Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/2042 (A)	990,000	925,789

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Lukoil International Finance BV 3.42%, 04/24/2018 (C)	$ 2,750,000	$ 2,745,886
Marfrig Holding Europe BV
6.88%, 06/24/2019 (A)	1,835,000	1,816,650
6.88%, 06/24/2019 (B) (C)	3,100,000	3,069,000
Oi Brasil Holdings Cooperatief UA 5.75%, 02/10/2022 (A) (B)	1,610,000	406,525
Petrobras Global Finance BV
4.38%, 05/20/2023	1,910,000	1,507,945
6.75%, 01/27/2041 (B)	3,020,000	2,362,244
8.38%, 12/10/2018 (B)	2,670,000	2,750,100
VTR Finance BV 6.88%, 01/15/2024 (A)	3,975,000	3,970,031

		28,184,604

Panama - 0.5%
ENA Norte Trust 4.95%, 04/25/2028 (A)	3,483,747	3,544,713

Paraguay - 0.4%
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022 (A) (B)	2,560,000	2,521,600

Singapore - 0.2%
BOC Aviation Pte, Ltd. 3.88%, 04/27/2026 (A)	1,500,000	1,496,910

South Africa - 1.6%
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021 (A) (B)	2,685,000	2,534,597
7.13%, 02/11/2025 (A) (B)	4,825,000	4,545,584
7.13%, 02/11/2025 (B) (C)	900,000	847,881
Transnet SOC Ltd. 4.00%, 07/26/2022 (A) (B)	3,785,000	3,461,580

		11,389,642

Trinidad and Tobago - 0.2%
Petroleum Co., of Trinidad & Tobago, Ltd. 6.00%, 05/08/2022 (A)	1,684,583	1,578,455

Turkey - 1.9%
Finansbank AS 6.25%, 04/30/2019 (A)	7,425,000	7,901,314
TC Ziraat Bankasi AS 4.75%, 04/29/2021 (A)	3,820,000	3,844,830
Turk Telekomunikasyon AS 4.88%, 06/19/2024 (A)	2,235,000	2,208,180

		13,954,324

United Kingdom - 0.3%
Vedanta Resources PLC 8.25%, 06/07/2021 (A)	2,800,000	2,226,000

United States - 1.3%
Braskem America Finance Co. 7.13%, 07/22/2041 (A)	2,620,000	2,331,014
Cemex Finance LLC 9.38%, 10/12/2022 (A)	3,725,000	4,093,775
Southern Copper Corp. 5.88%, 04/23/2045	3,210,000	2,942,755

		9,367,544

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Venezuela - 1.2%
Petroleos de Venezuela SA
5.38%, 04/12/2027 (C)	$ 12,775,000	$ 4,490,412
5.50%, 04/12/2037 (B) (C)	11,800,000	4,158,320
8.50%, 11/02/2017 (B) (C)	283,333	165,750

		8,814,482

Total Corporate Debt Securities (Cost $232,209,201)		223,334,485

FOREIGN GOVERNMENT OBLIGATIONS - 62.8%
Angola - 1.2%
Angola Government International Bond 9.50%, 11/12/2025 (A)	4,195,000	4,095,579
Republic of Angola Via Northern Lights III BV 7.00%, 08/16/2019 (C)	4,401,250	4,429,638

		8,525,217

Argentina - 5.2%
Argentina Bonar Bonds Series X, 7.00%, 04/17/2017 (B)	5,225,000	5,332,112
Argentina Republic Government International Bond
2.26% (G), 12/31/2038	EUR 5,275,000	3,690,526
7.50%, 04/22/2026 (A)	$ 9,390,000	9,530,850
7.82%, 12/31/2033	EUR 8,112,131	9,235,769
Provincia de Buenos Aires 9.38%, 09/14/2018 (B) (C)	$ 8,920,000	9,522,100

		37,311,357

Bahrain - 0.6%
Bahrain Government International Bond 6.00%, 09/19/2044 (A)	5,725,000	4,582,725

Brazil - 5.1%
Brazil Government International Bond
5.63%, 01/07/2041 (B)	4,395,000	3,856,612
6.00%, 04/07/2026 (B)	1,910,000	1,970,165
7.13%, 01/20/2037 (B)	9,980,000	10,329,300
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2018 - 01/01/2025	BRL 78,485,000	20,706,441

		36,862,518

Cayman Islands - 0.4%
Brazil Minas SPE via State of Minas Gerais 5.33%, 02/15/2028 (A)	$ 3,530,000	3,035,800

Colombia - 3.5%
Colombia Government International Bond
4.38%, 07/12/2021	1,400,000	1,463,000
5.00%, 06/15/2045	7,530,000	7,172,325
5.63%, 02/26/2044	2,255,000	2,300,100

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Colombia TES 7.00%, 05/04/2022	COP 33,723,200,000	$ 11,397,421
Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023 (A)	11,074,000,000	2,812,445

		25,145,291

Costa Rica - 1.0%
Costa Rica Government International Bond
7.00%, 04/04/2044 (A)	$ 1,385,000	1,284,588
7.16%, 03/12/2045 (A)	6,010,000	5,604,325

		6,888,913

Cote d’Ivoire - 0.9%
Ivory Coast Government International Bond 6.38%, 03/03/2028 (A)	6,880,000	6,537,376

Croatia - 2.6%
Croatia Government International Bond
3.88%, 05/30/2022 (C)	EUR 4,559,000	5,363,842
6.38%, 03/24/2021 (A)	$ 4,085,000	4,471,155
6.75%, 11/05/2019 (A) (B)	7,740,000	8,495,579

		18,330,576

Dominican Republic - 0.5%
Dominican Republic International Bond 9.04%, 01/23/2018 (A)	3,372,927	3,550,005

Greece - 0.4%
Black Sea Trade & Development Bank 4.88%, 05/06/2021 (A) (H)	3,000,000	3,035,640

Hungary - 1.0%
Hungary Government Bond 3.50%, 06/24/2020	HUF 1,825,000,000	7,107,285

Indonesia - 5.5%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 3,310,000	3,277,191
4.75%, 01/08/2026 (A)	3,730,000	3,963,670
4.88%, 05/05/2021 (A)	3,000,000	3,250,917
5.38%, 10/17/2023 (A)	2,120,000	2,352,765
6.63%, 02/17/2037 (A)	3,950,000	4,675,860
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 149,000,000,000	11,695,167
8.38%, 09/15/2026	65,355,000,000	5,185,088
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024 (A)	$ 1,535,000	1,567,542
4.55%, 03/29/2026 (A)	3,740,000	3,831,256

		39,799,456

Jamaica - 0.9%
Jamaica Government International Bond 7.88%, 07/28/2045	6,345,000	6,598,800

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kazakhstan - 0.7%
Kazakhstan Government International Bond 6.50%, 07/21/2045 (A)	$ 4,905,000	$ 5,351,620

Lithuania - 1.0%
Lithuania Government International Bond 6.13%, 03/09/2021 (A)	6,033,000	6,997,073

Mexico - 5.6%
Mexico Bonos
5.75%, 03/05/2026	MXN 81,200,000	4,683,974
8.50%, 12/13/2018	121,870,000	7,755,446
Series M,
6.50%, 06/09/2022	111,400,000	6,813,668
7.75%, 05/29/2031	185,594,600	12,295,642
Mexico Government International Bond
4.13%, 01/21/2026 (B)	$ 3,620,000	3,801,000
4.75%, 03/08/2044, MTN	4,459,000	4,503,590

		39,853,320

Nigeria - 0.3%
Nigeria Government International Bond 6.38%, 07/12/2023 (A) (B)	2,685,000	2,503,064

Panama - 0.8%
Panama Government International Bond
3.88%, 03/17/2028	4,505,000	4,617,625
4.30%, 04/29/2053	1,300,000	1,249,625

		5,867,250

Philippines - 0.5%
Philippines Government International Bond
4.95%, 01/15/2021	PHP 78,000,000	1,725,940
6.25%, 01/14/2036	80,000,000	1,914,156

		3,640,096

Poland - 1.1%
Poland Government Bond
1.50%, 04/25/2020	PLN 14,969,000	3,842,448
3.25%, 07/25/2025	14,340,000	3,855,696

		7,698,144

Romania - 0.9%
Romania Government Bond 5.95%, 06/11/2021	RON 23,020,000	6,762,908

Russian Federation - 3.2%
Russian Federation Federal Bond - OFZ
7.00%, 08/16/2023	RUB 519,000,000	7,283,516
7.05%, 01/19/2028	454,077,000	6,169,103
Russian Federation Foreign Bond - Eurobond
5.00%, 04/29/2020 (C)	$ 7,400,000	7,824,760
5.63%, 04/04/2042 (C)	1,400,000	1,472,475

		22,749,854

Serbia - 0.9%
Serbia International Bond 7.25%, 09/28/2021 (A)	5,795,000	6,564,564

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Slovenia - 2.5%
Slovenia Government International Bond
5.25%, 02/18/2024 (A)	$ 7,930,000	$ 8,901,425
5.50%, 10/26/2022 (A)	7,920,000	8,941,284

		17,842,709

South Africa - 1.8%
South Africa Government Bond
8.75%, 01/31/2044	ZAR 114,013,941	7,249,029
10.50%, 12/21/2026	68,891,768	5,337,409

		12,586,438

Sri Lanka - 0.7%
Sri Lanka Government International Bond
5.88%, 07/25/2022 (A)	$ 1,530,000	1,477,570
6.25%, 07/27/2021 (C)	3,740,000	3,754,036

		5,231,606

Supranational - 4.3%
African Export-Import Bank 3.88%, 06/04/2018 (B) (C)	4,200,000	4,235,784
Eastern and Southern African Trade and Development Bank 6.38%, 12/06/2018, MTN (C)	3,899,000	3,962,905
Inter-American Development Bank 7.25%, 07/17/2017, MTN	IDR 113,620,000,000	8,552,662
International Bank for Reconstruction & Development 6.38%, 08/07/2018	INR 105,700,000	1,588,822
International Finance Corp.
6.45%, 10/30/2018, MTN	500,000,000	7,525,283
7.75%, 12/03/2016, MTN	235,100,000	3,554,146
7.80%, 06/03/2019, MTN	70,350,000	1,092,036

		30,511,638

Togo - 0.7%
Banque Ouest Africaine de Developpement 5.50%, 05/06/2021 (A) (H)	$ 4,640,000	4,657,957

Turkey - 4.4%
Export Credit Bank of Turkey 5.38%, 02/08/2021 (A)	3,830,000	3,935,785
Turkey Government Bond
8.00%, 03/12/2025	TRY 33,086,836	11,065,406
10.50%, 01/15/2020	17,992,000	6,748,608
Turkey Government International Bond
4.25%, 04/14/2026 (B)	$ 3,455,000	3,429,087
5.75%, 03/22/2024	6,065,000	6,656,337

		31,835,223

Ukraine - 0.8%
Ukraine Government International Bond 7.75%, 09/01/2020 - 09/01/2021 (C)	5,995,000	5,740,914

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 1.5%
Abu Dhabi Government International Bond
2.13%, 05/03/2021 (A) (H)	$ 4,470,000	$ 4,445,415
3.13%, 05/03/2026 (A) (H)	6,330,000	6,377,475

		10,822,890

United Kingdom - 0.6%
Ukreximbank Via Biz Finance PLC 9.63%, 04/27/2022 (B) (C)	4,735,000	4,380,822

Venezuela - 1.3%
Venezuela Government International Bond
8.25%, 10/13/2024 (B) (C)	11,745,000	4,389,694
11.75%, 10/21/2026 (B) (C)	6,360,000	2,695,050
11.95%, 08/05/2031 (B) (C)	5,555,000	2,360,875

		9,445,619

Zambia - 0.4%
Zambia Government International Bond 8.50%, 04/14/2024 (A)	3,050,000	2,516,860

Total Foreign Government Obligations (Cost $438,919,961)		450,871,528

	Shares	Value
COMMON STOCK - 0.1%
United States - 0.1%
NII Holdings, Inc. (B) (I)	193,157	1,019,869

Total Common Stock (Cost $3,259,550)		1,019,869

SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (J)	60,041,714	60,041,714

Total Securities Lending Collateral (Cost $60,041,714)		60,041,714

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.03% (J), dated 04/29/2016, to be repurchased at $35,355,983 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.63%, due 11/15/2020, and with a value of $36,064,350.	$ 35,355,895	35,355,895

Total Repurchase Agreement (Cost $35,355,895)		35,355,895

Total Investments (Cost $769,786,321) (K)		770,623,491
Net Other Assets (Liabilities) - (7.3)%		(52,496,795)

Net Assets - 100.0%		$ 718,126,696

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	05/31/2016	GBP	4,948,630	JPY	795,883,214	$—	$(254,100)
HSBC	05/03/2016	BRL	13,572,328	USD	3,933,096	9,033	—
HSBC	05/03/2016	USD	3,655,846	BRL	13,572,328	—	(286,283)
HSBC	05/31/2016	MXN	50,471,993	USD	2,895,447	29,202	—
JPM	04/29/2016	HUF	1,865,541,470	USD	6,764,110	—	—
JPM	05/31/2016	PLN	22,658,883	USD	5,823,708	108,496	—
JPM	05/31/2016	RUB	361,936,434	USD	5,498,047	40,680	—
JPM	05/31/2016	TRY	31,651,900	USD	11,116,852	102,134	—
JPM	05/31/2016	ZAR	31,462,373	USD	2,163,135	32,386	—
JPM	06/01/2016	USD	7,479,695	HUF	2,064,021,935	—	(93,170)
RBS	05/11/2016	COP	11,456,864,000	USD	3,691,000	324,196	—
RBS	05/18/2016	COP	20,284,965,000	USD	6,750,000	351,117	—
RBS	05/31/2016	JPY	824,091,615	USD	7,609,903	140,739	—
RBS	05/31/2016	USD	24,846,316	EUR	21,929,670	—	(286,630)
RBS	05/31/2016	USD	5,230,705	GBP	3,586,876	—	(10,656)
SCB	05/03/2016	BRL	13,077,970	USD	3,675,652	122,889	—
SCB	05/03/2016	USD	3,789,837	BRL	13,077,970	—	(8,704)
SCB	05/31/2016	MXN	94,768,647	USD	5,498,616	—	(7,153)

Total						$1,260,872	$(946,696)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	58.5%	$450,871,528
Oil, Gas & Consumable Fuels	6.6	50,903,279
Banks	3.4	26,421,457
Diversified Telecommunication Services	3.0	22,976,074
Wireless Telecommunication Services	2.3	17,880,928
Media	2.0	15,132,625
Metals & Mining	1.6	12,216,158
Food Products	1.5	11,561,866
Commercial Services & Supplies	1.4	10,967,315
Marine	1.3	9,766,781
Electric Utilities	1.0	7,928,062
Transportation Infrastructure	0.9	7,006,293
Chemicals	0.8	6,398,564
Construction Materials	0.5	4,093,775
Capital Markets	0.4	3,305,250
Road & Rail	0.4	3,049,609
Food & Staples Retailing	0.4	2,939,436
Construction & Engineering	0.3	2,350,368
Real Estate Management & Development	0.3	2,286,469
Auto Components	0.3	2,110,295
Industrial Conglomerates	0.3	1,854,000
Energy Equipment & Services	0.2	1,708,840
Diversified Financial Services	0.2	1,496,910

Investments, at Value	87.6	675,225,882
Short-Term Investments	12.4	95,397,609

Total Investments	100.0%	$770,623,491

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$223,334,485	$—	$223,334,485
Foreign Government Obligations	—	450,871,528	—	450,871,528
Common Stock	1,019,869	—	—	1,019,869
Securities Lending Collateral	60,041,714	—	—	60,041,714
Repurchase Agreement	—	35,355,895	—	35,355,895

Total Investments	$61,061,583	$709,561,908	$—	$770,623,491

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$1,260,872	$—	$1,260,872

Total Other Financial Instruments	$—	$1,260,872	$—	$1,260,872

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(946,696)	$—	$(946,696)

Total Other Financial Instruments	$—	$(946,696)	$—	$(946,696)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $295,819,022, representing 41.2% of the Fund’s net assets.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $58,808,067. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the total aggregate value of Regulation S securities is $89,261,049, representing 12.4% of the Fund’s net assets.
(D)	Security in default.
(E)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Step coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2016; the maturity date disclosed is the ultimate maturity date.
(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(I)	Non-income producing security.
(J)	Rate disclosed reflects the yield at April 30, 2016.
(K)	Aggregate cost for federal income tax purposes is $769,786,321. Aggregate gross unrealized appreciation and depreciation for all securities is $29,080,140 and $28,242,970, respectively. Net unrealized appreciation for tax purposes is $837,170.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CURRENCY ABBREVIATIONS (continued):

IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Brazil - 5.7%
Ambev SA	213,300	$ 1,202,555
Banco Bradesco SA, ADR	328,284	2,452,281
Banco do Brasil SA	140,900	905,808
BRF SA, ADR	60,134	855,105
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (A)	158,300	1,209,412
Embraer SA, ADR (A)	74,000	1,709,400
Itau Unibanco Holding SA, Class H, ADR	121,324	1,156,218
JBS SA	311,500	818,772
Vale SA, Class B, ADR	457,500	2,594,025

		12,903,576

Chile - 0.7%
Enersis Americas SA, ADR	111,700	956,152
Enersis Chile SA, ADR (A)	107,200	682,864

		1,639,016

China - 17.8%
Alibaba Group Holding, Ltd., ADR (A)	22,500	1,731,150
Bank of China, Ltd., Class H	9,461,000	3,866,412
China Cinda Asset Management Co., Ltd., Class H	1,912,000	628,550
China Communications Construction Co., Ltd., Class H	550,000	663,667
China Construction Bank Corp., Class H	7,864,000	5,058,897
China Eastern Airlines Corp, Ltd., Class H (A) (B)	1,672,000	918,243
China Everbright Bank Co., Ltd., Class H	2,043,000	924,458
China Merchants Bank Co., Ltd., Class H	192,000	422,767
China Petroleum & Chemical Corp., ADR	18,723	1,325,027
Datang International Power Generation Co., Ltd., Class H	3,606,000	1,027,377
Dongfeng Motor Group Co., Ltd., Class H	3,218,000	3,534,577
Geely Automobile Holdings, Ltd.	2,210,000	1,102,593
Haitong Securities Co., Ltd., Class H	281,200	467,646
Industrial & Commercial Bank of China, Ltd., Class H	5,800,000	3,147,907
KWG Property Holding, Ltd.	2,180,000	1,413,632
NetEase, Inc., ADR	16,000	2,251,200
New Oriental Education & Technology Group, Inc., ADR	29,000	1,135,640
PICC Property & Casualty Co., Ltd., Class H	1,422,000	2,595,820
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	356,900	760,096
Sinopec Shanghai Petrochemical Co., Ltd., Class H (A)	2,076,000	1,025,033
Sinopharm Group Co., Ltd., Class H	612,800	2,630,721
Sinotrans, Ltd., Class H	1,140,000	529,077
Tencent Holdings, Ltd.	140,100	2,869,947
Tianneng Power International, Ltd. (A)	708,000	580,500

		40,610,937

Colombia - 0.3%
Bancolombia SA, ADR (B)	16,300	630,647

Hong Kong - 4.5%
China High Speed Transmission Equipment Group Co., Ltd. (A)	728,000	562,173
China Mobile, Ltd.	391,000	4,483,679
China Overseas Land & Investment, Ltd.	518,000	1,652,787

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Unicom Hong Kong, Ltd., ADR	98,400	$ 1,151,280
Kingboard Chemical Holdings, Ltd.	650,800	1,250,102
Nine Dragons Paper Holdings, Ltd.	596,000	428,738
Shimao Property Holdings, Ltd.	606,500	841,308

		10,370,067

India - 6.0%
HDFC Bank, Ltd., ADR	36,161	2,273,442
ICICI Bank, Ltd., ADR	136,300	960,915
Infosys, Ltd., ADR	244,240	4,591,712
State Bank of India, GDR (C)	30,331	855,334
Tata Motors, Ltd., Series V, ADR (A) (B)	147,235	4,472,999
Wipro, Ltd., ADR (B)	35,551	431,945

		13,586,347

Indonesia - 0.6%
Adaro Energy Tbk PT	7,490,800	414,641
Bank Central Asia Tbk PT	580,600	574,524
Bank Negara Indonesia Persero Tbk PT	1,397,700	485,931

		1,475,096

Malaysia - 2.5%
CIMB Group Holdings BHD	1,359,500	1,625,205
MISC Bhd	343,000	741,930
Tenaga Nasional Bhd	934,000	3,433,314

		5,800,449

Mexico - 4.7%
America Movil SAB de CV, Class L, ADR	199,700	2,827,752
Fomento Economico Mexicano SAB de CV, ADR	20,200	1,882,842
Gruma SAB de CV, Class B	192,755	2,809,653
Grupo Financiero Banorte SAB de CV, Class O	137,800	783,486
Grupo Lala SAB de CV	283,553	758,299
Grupo Mexico SAB de CV, Series B	402,000	1,022,487
OHL Mexico SAB de CV (A)	399,700	656,771

		10,741,290

Peru - 1.6%
Credicorp, Ltd.	25,605	3,723,479

Poland - 0.4%
KGHM Polska Miedz SA	47,925	933,652

Republic of Korea - 19.4%
CJ CheilJedang Corp.	2,433	811,427
Daelim Industrial Co., Ltd.	14,724	1,172,079
Hana Financial Group, Inc.	109,519	2,465,475
Hankook Tire Co., Ltd.	11,240	523,823
Hyosung Corp.	13,931	1,497,760
Hyundai Development Co-Engineering & Construction	29,662	1,314,666
Hyundai Mobis Co., Ltd.	7,278	1,663,963
Hyundai Motor Co.	19,940	2,511,313
Industrial Bank of Korea	100,710	1,073,922
KB Financial Group, Inc.	67,857	2,072,515
Kia Motors Corp.	90,119	3,788,573
Korea Electric Power Corp.	93,911	5,093,646
KT&G Corp.	23,751	2,563,957
LG Electronics, Inc.	25,611	1,308,197
LG Household & Health Care, Ltd.	3,442	3,042,034

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
LG Uplus Corp.	283,871	$ 2,790,377
Lotte Chemical Corp.	7,013	1,800,336
POSCO, ADR	30,700	1,597,014
S-Oil Corp.	9,097	695,409
Samsung Electronics Co., Ltd.	4,566	4,989,178
SK Holdings Co., Ltd.	4,045	795,226
Woori Bank	74,741	688,766

		44,259,656

Russian Federation - 3.8%
Gazprom PAO, ADR	693,525	3,584,137
Lukoil PJSC, ADR	22,283	944,465
MMC Norilsk Nickel PJSC, ADR	109,693	1,620,166
Mobile TeleSystems PJSC, ADR	265,600	2,459,456

		8,608,224

South Africa - 8.7%
AngloGold Ashanti, Ltd., ADR (A)	65,000	1,069,250
Barclays Africa Group, Ltd.	100,781	1,021,598
FirstRand, Ltd.	238,054	765,071
Naspers, Ltd., Class N	48,622	6,671,429
Netcare, Ltd.	1,116,159	2,843,078
Sanlam, Ltd.	224,996	1,090,583
Sappi, Ltd. (A)	365,012	1,582,075
Sasol, Ltd.	82,357	2,686,752
Standard Bank Group, Ltd.	102,805	922,376
Woolworths Holdings, Ltd.	175,119	1,126,967

		19,779,179

Taiwan - 15.4%
Catcher Technology Co., Ltd.	259,000	1,822,869
Cheng Shin Rubber Industry Co., Ltd.	758,000	1,576,963
China Life Insurance Co., Ltd.	1,203,100	908,303
China Steel Corp.	1,604,000	1,126,426
Chunghwa Telecom Co., Ltd.	865,000	2,923,294
Compal Electronics, Inc.	990,000	583,202
E Ink Holdings, Inc. (A)	963,000	447,865
Eclat Textile Co., Ltd.	35,000	399,885
Elite Advanced Laser Corp.	92,000	442,129
FLEXium Interconnect, Inc.	424,852	980,033
Foxconn Technology Co., Ltd.	468,060	966,509
Highwealth Construction Corp.	1,186,230	1,783,777
Hon Hai Precision Industry Co., Ltd.	884,300	2,113,897
Nan Ya Plastics Corp.	1,362,800	2,670,417
Pegatron Corp.	1,682,000	3,561,858
PharmaEngine, Inc.	140,000	970,142
Primax Electronics, Ltd.	348,000	410,008
Taishin Financial Holding Co., Ltd.	1,326,000	501,572
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	389,700	9,193,023
Uni-President Enterprises Corp.	1,017,800	1,836,603

		35,218,775

Thailand - 0.6%
Bangkok Expressway & Metro PCL	3,727,154	634,886
PTT Global Chemical PCL	359,000	642,356

		1,277,242

Turkey - 3.7%
BIM Birlesik Magazalar AS	72,852	1,603,890
KOC Holding AS	289,327	1,512,814

	Shares	Value
COMMON STOCKS (continued)
Turkey (continued)
Petkim Petrokimya Holding AS (A)	524,178	$ 769,968
Tupras Turkiye Petrol Rafinerileri AS	35,601	939,648
Turk Hava Yollari AO (A)	719,578	1,774,513
Turkiye Is Bankasi, Class C	983,252	1,725,435

		8,326,268

Total Common Stocks (Cost $228,328,790)		219,883,900

PREFERRED STOCK - 0.6%
Brazil - 0.6%
Suzano Papel e Celulose SA Class A, 2.83% (D)	383,400	1,463,704

Total Preferred Stock (Cost $1,710,202)		1,463,704

SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (D)	6,261,305	6,261,305

Total Securities Lending Collateral (Cost $6,261,305)		6,261,305

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.03% (D), dated 04/29/2016, to be repurchased at $11,824,377 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.63%, due 11/15/2020, and with a value of $12,064,250.	$ 11,824,347	11,824,347

Total Repurchase Agreement (Cost $11,824,347)		11,824,347

Total Investments (Cost $248,124,644) (E)		239,433,256
Net Other Assets (Liabilities) - (5.0)%		(11,328,002)

Net Assets - 100.0%		$ 228,105,254

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.8%	$40,319,370
Automobiles	6.4	15,410,055
Technology Hardware, Storage & Peripherals	5.2	12,333,624
Oil, Gas & Consumable Fuels	4.4	10,590,079
Electric Utilities	4.2	10,165,976
Metals & Mining	4.2	9,963,020
Wireless Telecommunication Services	4.1	9,770,887
Semiconductors & Semiconductor Equipment	4.0	9,635,152
Chemicals	3.5	8,405,870
Food Products	3.3	7,889,859
Diversified Telecommunication Services	2.9	6,864,951
Internet Software & Services	2.9	6,852,297
Media	2.8	6,671,429
Health Care Providers & Services	2.6	6,233,895
Real Estate Management & Development	2.4	5,691,504
IT Services	2.1	5,023,657
Electronic Equipment, Instruments & Components	2.0	4,791,897
Insurance	1.9	4,594,706
Auto Components	1.8	4,345,249
Paper & Forest Products	1.4	3,474,517
Construction & Engineering	1.3	3,150,412
Beverages	1.3	3,085,397
Personal Products	1.3	3,042,034
Airlines	1.1	2,692,756
Tobacco	1.1	2,563,957
Industrial Conglomerates	1.0	2,308,040
Aerospace & Defense	0.7	1,709,400
Food & Staples Retailing	0.7	1,603,890
Household Durables	0.5	1,308,197
Transportation Infrastructure	0.5	1,291,657
Water Utilities	0.5	1,209,412
Diversified Consumer Services	0.5	1,135,640
Multiline Retail	0.5	1,126,967
Capital Markets	0.5	1,096,196
Independent Power & Renewable Electricity Producers	0.4	1,027,377
Biotechnology	0.4	970,142
Diversified Financial Services	0.3	765,071
Marine	0.3	741,930
Electrical Equipment	0.2	562,173
Air Freight & Logistics	0.2	529,077
Textiles, Apparel & Luxury Goods	0.2	399,885

Investments, at Value	92.4	221,347,604
Short-Term Investments	7.6	18,085,652

Total Investments	100.0%	$239,433,256

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$70,430,829	$149,453,071	$—	$219,883,900
Preferred Stock	1,463,704	—	—	1,463,704
Securities Lending Collateral	6,261,305	—	—	6,261,305
Repurchase Agreement	—	11,824,347	—	11,824,347

Total Investments	$78,155,838	$161,277,418	$—	$239,433,256

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $6,074,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the total aggregate value of Regulation S securities is $855,334, representing 0.4% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at April 30, 2016.
(E)	Aggregate cost for federal income tax purposes is $248,124,644. Aggregate gross unrealized appreciation and depreciation for all securities is $14,238,379 and $22,929,767, respectively. Net unrealized depreciation for tax purposes is $8,691,388.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.4%
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	$ 3,414,304	$ 3,406,725
CIFC Funding, Ltd. Series 2012-2A, Class A3R, 3.34% (B), 12/05/2024 (A)	1,980,000	1,927,469
Countrywide Asset-Backed Certificates Series 2006-6, Class 2A3, 0.72% (B), 09/25/2036	2,000,000	1,809,895
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	166,196	163,952
Series 2013-2, Class A,
Zero Coupon, 05/20/2026 (A)	627,220	621,732
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	335,730	331,647
GSAA Trust Series 2006-1, Class A3, 0.77% (B), 01/25/2036	2,405,738	1,583,341
GSAMP Trust Series 2006-HE1, Class A2D, 0.75% (B), 01/25/2036	1,230,000	1,193,692
Hilton Grand Vacations Trust Series 2013-A, Class A, 2.28%, 01/25/2026 (A)	183,934	182,884
HSBC Home Equity Loan Trust
Series 2006-3, Class A4,
0.68% (B), 03/20/2036	292,285	290,095
Series 2007-2, Class M1,
0.75% (B), 07/20/2036	100,000	96,442
JGWPT XXIII LLC Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	2,379,190	2,593,942
Lehman XS Trust Series 2005-8, Class 1A3, 0.79% (B), 12/25/2035	2,589,009	1,689,003
Marine Park CLO, Ltd. Series 2012-1A, Class BR, 3.22% (B), 10/12/2023 (A)	3,085,000	3,030,840
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T2, Class AT2,
3.30%, 08/17/2048 (A)	2,265,000	2,274,555
Series 2015-T3, Class CT3,
3.77%, 11/15/2046 (A)	400,000	399,890
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.16% (B), 04/17/2027 (A)	725,000	718,492
Ocwen Master Advance Receivables Trust
Series 2015-1, Class CT1,
3.52%, 09/17/2046 (A)	1,000,000	998,653
Series 2015-T2, Class CT2,
3.77%, 11/15/2046 (A)	2,190,000	2,187,137
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.29%, 07/09/2029 (A)	975,022	962,912

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class A4, 0.76% (B), 02/25/2036	$ 394,428	$ 388,028
SBA Tower Trust Series 2014-1A, Class C, 2.90% (B), 10/15/2044 (A)	3,245,000	3,255,907
Sierra Timeshare Receivables Funding LLC Series 2014-1A, Class A, 2.07%, 03/20/2030 (A)	191,325	190,493
Soundview Home Loan Trust Series 2006-3, Class A3, 0.60% (B), 11/25/2036	3,018,144	2,551,376
Spirit Master Funding LLC Series 2014-3A, Class A, 5.74%, 03/20/2042 (A)	3,241,694	3,376,866
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2015-T2, Class CT2, 3.74%, 01/15/2047 (A)	500,000	500,140
Truman Capital Mortgage Loan Trust Series 2005-1, Class A, 0.87% (B), 03/25/2037 (A)	323,726	316,777
Welk Resorts LLC Series 2015-AA, Class A, 2.79%, 06/16/2031 (A)	2,134,392	2,113,416
Westgate Resorts LLC
Series 2013-1A, Class A,
2.25%, 08/20/2025 (A)	509,186	506,879
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	578,509	574,097

Total Asset-Backed Securities (Cost $37,762,063)		40,237,277

CORPORATE DEBT SECURITIES - 58.5%
Aerospace & Defense - 0.4%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	1,360,000	1,264,800
7.50%, 03/15/2025 (A)	720,000	644,400

		1,909,200

Airlines - 2.1%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	863,921	965,432
American Airlines Pass-Through Trust 4.00%, 01/15/2027	3,160,367	3,251,227
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	429,213	445,309
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	953,983	1,062,547
UAL Pass-Through Trust 10.40%, 05/01/2018	273,008	283,601
United Airlines Pass-Through Trust 3.75%, 03/03/2028	2,004,915	2,055,038
US Airways Pass-Through Trust 3.95%, 05/15/2027	398,032	409,973
Virgin Australia Trust 5.00%, 04/23/2025 (A)	746,862	767,401

		9,240,528

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.8%
BMW US Capital LLC 2.80%, 04/11/2026 (A)	$ 1,180,000	$ 1,200,480
General Motors Co.
3.50%, 10/02/2018	1,480,000	1,527,151
4.88%, 10/02/2023	835,000	893,876

		3,621,507

Banks - 9.5%
Bank of America Corp.
6.30% (B), 03/10/2026 (D)	505,000	528,988
6.88%, 04/25/2018, MTN	1,310,000	1,436,507
Barclays Bank PLC 10.18%, 06/12/2021 (A)	2,707,000	3,444,449
BBVA Bancomer SA 6.50%, 03/10/2021 (A) (C)	3,600,000	3,931,560
Citigroup, Inc. 5.95% (B), 01/30/2023 (C) (D)	3,085,000	3,046,438
Cooperatieve Rabobank UA 11.00% (B), 06/30/2019 (A) (D)	2,850,000	3,473,438
First Horizon National Corp. 3.50%, 12/15/2020	1,320,000	1,324,939
HBOS PLC 6.75%, 05/21/2018, MTN (A)	3,505,000	3,794,541
HSBC Holdings PLC 6.38% (B), 09/17/2024 (C) (D)	2,805,000	2,654,231
ING Bank NV 5.80%, 09/25/2023 (A)	2,240,000	2,473,430
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (A)	595,000	559,984
Macquarie Bank, Ltd. 6.63%, 04/07/2021 (A) (C)	1,000,000	1,137,695
Regions Bank 7.50%, 05/15/2018	3,530,000	3,879,248
Royal Bank of Scotland Group PLC 5.13%, 05/28/2024	3,300,000	3,230,096
Santander Bank NA 2.00%, 01/12/2018	1,250,000	1,244,961
Turkiye Halk Bankasi AS 4.75%, 06/04/2019 (A)	1,300,000	1,313,052
Wells Fargo & Co. 7.98% (B), 03/15/2018 (D)	3,205,000	3,333,200

		40,806,757

Biotechnology - 0.3%
Celgene Corp. 3.63%, 05/15/2024	1,090,000	1,135,639

Building Products - 1.1%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017	2,875,000	2,357,500
Owens Corning 4.20%, 12/15/2022	2,154,000	2,216,044

		4,573,544

Capital Markets - 3.6%
Deutsche Bank AG
1.93% (B), 08/20/2020	945,000	931,797
4.50%, 04/01/2025 (C)	1,460,000	1,346,454
Goldman Sachs Group, Inc. 5.70% (B), 05/10/2019 (C) (D)	1,665,000	1,621,294

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
5.45% (B), 07/15/2019 (D)	$ 1,425,000	$ 1,357,313
7.30%, 05/13/2019, MTN	1,250,000	1,439,646
Oaktree Capital Management, LP 6.75%, 12/02/2019 (A)	3,335,000	3,719,439
Prospect Capital Corp. 5.88%, 03/15/2023	3,430,000	3,125,368
UBS AG 7.63%, 08/17/2022	1,605,000	1,847,756

		15,389,067

Commercial Services & Supplies - 0.4%
Steelcase, Inc. 6.38%, 02/15/2021	1,480,000	1,681,339

Communications Equipment - 0.6%
Motorola Solutions, Inc. 3.50%, 09/01/2021	2,613,000	2,551,767

Construction Materials - 0.5%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	1,927,000	2,011,846

Consumer Finance - 1.3%
Discover Financial Services 3.75%, 03/04/2025	1,705,000	1,689,989
Springleaf Finance Corp. 8.25%, 12/15/2020	3,980,000	4,104,375

		5,794,364

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 3.63% (B), 12/15/2019 (A) (C)	900,000	908,887
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc. 6.00%, 06/15/2017 (A)	190,000	189,525
Coveris Holding Corp. 10.00%, 06/01/2018 (A)	2,000,000	1,995,000

		3,093,412

Diversified Financial Services - 1.3%
ILFC E-Capital Trust I 4.24% (B), 12/21/2065 (A)	1,520,000	1,246,400
Jefferies Group LLC 5.13%, 01/20/2023	1,420,000	1,484,860
Vesey Street Investment Trust I 4.40% (E), 09/01/2016	705,000	710,966
Voya Financial, Inc. 5.50%, 07/15/2022	1,781,000	1,999,169

		5,441,395

Diversified Telecommunication Services - 2.7%
AT&T, Inc. 3.40%, 05/15/2025	1,945,000	1,977,164
CenturyLink, Inc. 5.80%, 03/15/2022	1,435,000	1,417,062
Frontier Communications Corp. 7.63%, 04/15/2024	1,085,000	963,155
Intelsat Jackson Holdings SA 7.50%, 04/01/2021 (C)	884,000	629,850

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Unison Ground Lease Funding LLC 6.39%, 04/15/2040 (A)	$ 6,130,000	$ 6,661,320

		11,648,551

Electric Utilities - 0.3%
EDP Finance BV 5.25%, 01/14/2021 (A)	1,310,000	1,379,718

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. 3.50%, 04/01/2022	1,705,000	1,703,518

Energy Equipment & Services - 1.9%
Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 7.25%, 10/01/2020 (A)	1,740,000	1,820,475
NuStar Logistics, LP 8.15%, 04/15/2018	1,921,000	1,978,630
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	50,000	51,095
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (A)	510,000	524,468
Seadrill, Ltd. 6.13%, 09/15/2017 (A)	2,025,000	966,938
Transocean, Inc. 7.13%, 12/15/2021 (C)	1,061,000	864,715
Weatherford International, Ltd. 9.63%, 03/01/2019	1,797,000	1,886,850

		8,093,171

Food & Staples Retailing - 0.6%
CVS Health Corp. 2.25%, 08/12/2019	995,000	1,019,420
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	1,529,000	1,586,873

		2,606,293

Food Products - 0.6%
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (A)	1,315,000	1,353,211
Post Holdings, Inc. 7.38%, 02/15/2022	1,318,000	1,388,843

		2,742,054

Health Care Equipment & Supplies - 0.5%
Mallinckrodt International Finance SA 3.50%, 04/15/2018 (C)	2,135,000	2,081,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.88%, 04/15/2020 (A)	200,000	192,000

		2,273,625

Health Care Providers & Services - 1.2%
CHS / Community Health Systems, Inc. 7.13%, 07/15/2020 (C)	1,700,000	1,640,976
Express Scripts Holding Co. 4.75%, 11/15/2021	1,894,000	2,082,421
Owens & Minor, Inc. 3.88%, 09/15/2021	1,610,000	1,652,831

		5,376,228

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.9%
International Game Technology PLC 6.50%, 02/15/2025 (A)	$ 1,542,000	$ 1,561,275
Scientific Games International, Inc. 7.00%, 01/01/2022 (A)	1,094,000	1,115,196
Wyndham Worldwide Corp. 2.50%, 03/01/2018	1,358,000	1,359,338

		4,035,809

Household Durables - 0.4%
Meritage Homes Corp. 4.50%, 03/01/2018	1,675,000	1,712,688

Household Products - 0.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	2,970,000	3,081,375

Independent Power & Renewable Electricity Producers - 0.6%
NRG Energy, Inc. 7.88%, 05/15/2021	2,465,000	2,562,614

Industrial Conglomerates - 0.7%
General Electric Co. 5.00% (B), 01/21/2021 (D)	2,839,000	2,949,011

Insurance - 5.7%
American Financial Group, Inc. 9.88%, 06/15/2019	1,325,000	1,612,712
American International Group, Inc. 5.85%, 01/16/2018, MTN (C)	1,400,000	1,502,416
Chubb Corp. 6.38% (B), 03/29/2067	2,742,000	2,358,120
Fidelity National Financial, Inc. 6.60%, 05/15/2017	1,813,000	1,895,528
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	2,925,000	3,304,150
Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	159,000	162,028
Lincoln National Corp. 8.75%, 07/01/2019	625,000	744,945
Oil Insurance, Ltd. 3.61% (B), 05/30/2016 (A) (D)	1,920,000	1,728,000
Principal Financial Group, Inc. 8.88%, 05/15/2019	285,000	338,867
Prudential Financial, Inc. 5.38% (B), 05/15/2045	2,870,000	2,917,355
Reinsurance Group of America, Inc. 3.30% (B), 12/15/2065	1,875,000	1,237,500
Sompo Japan Nipponkoa Insurance, Inc. 5.33% (B), 03/28/2073 (A)	2,190,000	2,408,891
ZFS Finance USA Trust II 6.45% (B), 12/15/2065 (A)	4,445,000	4,467,669

		24,678,181

IT Services - 0.1%
First Data Corp. 6.75%, 11/01/2020 (A)	423,000	444,150

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	3,390,000	3,435,809

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
CNH Industrial Capital LLC 3.88%, 07/16/2018	$ 660,000	$ 661,650

Media - 1.4%
Cablevision Systems Corp. 7.75%, 04/15/2018	1,325,000	1,387,938
CCO Holdings LLC / CCO Holdings Capital Corp. 6.50%, 04/30/2021	65,000	67,262
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	3,760,000	3,471,839
Numericable-SFR SA 4.88%, 05/15/2019 (A)	940,000	974,780

		5,901,819

Metals & Mining - 0.5%
Glencore Finance Canada, Ltd. 5.80%, 11/15/2016 (A) (C)	325,000	330,891
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	1,632,000	1,957,572

		2,288,463

Multi-Utilities - 0.4%
Black Hills Corp.
4.25%, 11/30/2023	730,000	779,734
5.88%, 07/15/2020	700,000	787,245

		1,566,979

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	1,823,000	1,954,023
Chesapeake Energy Corp.
3.88% (B), 04/15/2019 (C)	785,500	506,648
6.50%, 08/15/2017 (C)	1,525,000	1,303,875
CITGO Holding, Inc. 10.75%, 02/15/2020 (A)	1,249,000	1,225,581
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	1,085,000	1,057,875
Energy Transfer Partners, LP 2.50%, 06/15/2018	980,000	959,258
EnLink Midstream Partners, LP 5.05%, 04/01/2045	1,095,000	822,996
Exxon Mobil Corp. 3.04%, 03/01/2026	1,160,000	1,201,413
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019	3,950,000	404,875
Lukoil International Finance BV 3.42%, 04/24/2018 (A)	1,175,000	1,173,242
ONEOK Partners, LP 4.90%, 03/15/2025 (C)	2,825,000	2,856,069
Petrobras Global Finance BV 3.00%, 01/15/2019 (C)	1,630,000	1,466,511
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 (A)	1,209,000	1,260,987
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 (A)	1,445,000	1,648,398
Rosneft Oil Co. via Rosneft International Finance, Ltd. 3.15%, 03/06/2017 (A)	535,000	533,181

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
YPF SA 8.50%, 07/28/2025 (A) (C)	$ 2,242,000	$ 2,309,260

		20,684,192

Paper & Forest Products - 0.4%
Boise Cascade Co. 6.38%, 11/01/2020	1,610,000	1,607,988

Pharmaceuticals - 1.0%
Actavis Funding SCS
3.45%, 03/15/2022	115,000	117,811
4.55%, 03/15/2035	860,000	860,300
Actavis, Inc. 3.25%, 10/01/2022	1,620,000	1,639,960
Perrigo Co. PLC 2.30%, 11/08/2018	903,000	904,151
Valeant Pharmaceuticals International, Inc. 5.88%, 05/15/2023 (A)	689,000	577,038

		4,099,260

Professional Services - 0.3%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (A)	1,351,000	1,351,000

Real Estate Investment Trusts - 2.9%
CBL & Associates, LP 5.25%, 12/01/2023	1,953,000	1,879,809
EPR Properties 7.75%, 07/15/2020	1,850,000	2,146,300
Government Properties Income Trust 3.75%, 08/15/2019	2,184,000	2,229,410
Hospitality Properties Trust 5.00%, 08/15/2022	1,653,000	1,748,367
Kilroy Realty, LP 6.63%, 06/01/2020	1,796,000	2,060,114
Vereit Operating Partnership, LP 2.00%, 02/06/2017	2,210,000	2,206,685

		12,270,685

Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	940,000	963,500
7.13%, 10/15/2020 (A)	3,610,000	4,079,300

		5,042,800

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp. 4.13%, 11/01/2021	1,204,000	1,274,936

Specialty Retail - 0.1%
Claire’s Stores, Inc. 9.00%, 03/15/2019 (A)	810,000	583,200

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc. 2.85%, 02/23/2023	1,667,000	1,719,922
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (A)	1,493,000	1,548,649

		3,268,571

Tobacco - 0.6%
Imperial Brands Finance PLC 2.05%, 07/20/2018 (A)	630,000	633,727

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019 (C)	$ 1,675,000	$ 1,997,967

		2,631,694

Trading Companies & Distributors - 0.5%
International Lease Finance Corp. 6.75%, 09/01/2016 (A)	2,105,000	2,133,944

Wireless Telecommunication Services - 2.4%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	680,000	691,315
4.88%, 08/15/2040 (A)	1,915,000	2,047,875
6.11%, 01/15/2040 (A)	2,892,000	3,203,074
SBA Tower Trust 5.10%, 04/15/2042 (A)	1,120,000	1,126,610
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	3,105,000	3,283,537

		10,352,411

Total Corporate Debt Securities (Cost $251,582,878)		251,692,752

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Argentina - 0.5%
Argentina Republic Government International Bond 7.50%, 04/22/2026 (A) (F)	2,076,000	2,107,140

Mexico - 0.2%
Mexico Bonos
7.25%, 12/15/2016	MXN 5,700,000	338,039
8.50%, 12/13/2018	5,328,600	339,096

		677,135

Philippines - 0.2%
Philippines Government International Bond 4.95%, 01/15/2021	PHP 50,000,000	1,106,372

Total Foreign Government Obligations (Cost $4,090,463)		3,890,647

LOAN ASSIGNMENTS - 0.9%
Food & Staples Retailing - 0.1%
Albertson’s, LLC Term Loan B2, 5.50% (B), 03/21/2019	$ 490,062	490,499

Metals & Mining - 0.1%
Atkore International, Inc. 2nd Lien Term Loan, 7.75% (B), 10/09/2021	550,000	504,625

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC Term Loan B2, 4.00% (B), 04/29/2020	2,740,778	2,738,037

Total Loan Assignments (Cost $3,777,293)		3,733,161

MORTGAGE-BACKED SECURITIES - 15.0%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A, 4.08%, 03/13/2031 (A)	524,939	532,295

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2004-3T1, Class A3,
5.00%, 05/25/2034	$ 290,040	$ 293,205
Series 2005-14, Class 2A1,
0.65% (B), 05/25/2035	1,439,285	1,174,038
Series 2005-14, Class 4A1,
0.66% (B), 05/25/2035	2,842,252	2,404,952
Series 2006-OC1, Class 2A3A,
0.76% (B), 03/25/2036	3,122,759	2,719,834
American Home Mortgage Assets Trust Series 2007-2, Class A1, 0.56% (B), 03/25/2047	942,343	678,779
Banc of America Funding Trust Series 2007-3, Class TA2, 0.62% (B), 04/25/2037	617,598	400,058
BB-UBS Trust Series 2012-TFT, Class C, 3.58% (B), 06/05/2030 (A)	2,345,000	2,287,699
BBCMS Trust Series 2014-BXO, Class C, 2.43% (B), 08/15/2027 (A)	2,500,000	2,468,717
BCAP LLC Trust Series 2009-RR14, Class 1A1, 6.00% (B), 05/26/2037 (A)	467,477	486,387
BHMS Mortgage Trust Series 2014-ATLS, Class CFX, 4.85% (B), 07/05/2033 (A)	2,000,000	1,982,701
Boca Hotel Portfolio Trust Series 2013-BOCA, Class C, 2.58% (B), 08/15/2026 (A)	1,000,000	1,001,254
CD Commercial Mortgage Trust Series 2007-CD4, Class A1A, 5.29% (B), 12/11/2049	711,278	726,198
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class B, 3.21%, 04/10/2028 (A)	2,200,000	2,227,522
CHL Mortgage Pass-Through Trust Series 2005-11, Class 4A1, 0.71% (B), 04/25/2035	503,738	407,790
Citigroup Commercial Mortgage Trust Series 2014-388G, Class D, 2.18% (B), 06/15/2033 (A)	1,600,000	1,599,343
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	316,603	324,842
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	585,819	597,211
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (B), 12/11/2049 (A)	815,000	830,986
Series 2014-PAT, Class D,
2.59% (B), 08/13/2027 (A)	2,755,000	2,668,599
CSMC Trust
Series 2010-18R, Class 1A11,
2.64% (B), 08/26/2035 (A)	112,525	111,915
Series 2010-RR2, Class 1B,
5.51% (B), 04/15/2047 (A)	4,200,000	4,273,913
Series 2014-11R, Class 17A1,
0.58% (B), 12/27/2036 (A)	1,563,015	1,462,998

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2015-DEAL, Class D,
3.53% (B), 04/15/2029 (A)	$ 1,000,000	$ 971,932
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	2,000,000	2,053,523
GSR Mortgage Loan Trust Series 2007-OA1, Class 2A1, 0.56% (B), 05/25/2037	345,621	191,073
Impac CMB Trust Series 2007-A, Class A, 0.69% (B), 05/25/2037 (A)	455,484	411,620
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 4.11% (B), 08/25/2037	1,426,182	1,080,503
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
2.77% (B), 12/26/2037 (A)	246,520	244,033
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (A)	155,959	159,226
Series 2009-R7, Class 12A1,
2.76% (B), 08/26/2036 (A)	27,479	27,387
Series 2009-R7, Class 1A1,
2.70% (B), 02/26/2036 (A)	664,904	650,132
Series 2009-R7, Class 4A1,
2.68% (B), 09/26/2034 (A)	182,182	179,670
Series 2009-R9, Class 1A1,
2.42% (B), 08/26/2046 (A)	393,835	395,461
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM,
5.93% (B), 06/15/2049	2,760,000	2,742,392
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	2,000,000	2,012,580
Series 2015-CSMO, Class C,
2.68% (B), 01/15/2032 (A)	1,730,000	1,710,654
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR2, Class MLB, 5.81% (B), 06/15/2050 (A)	4,046,000	4,153,099
JPMorgan Re-REMIC Trust Series 2009-7, Class 8A1, 3.03% (B), 01/27/2047 (A)	6,875	6,967
LB Commercial Mortgage Trust Series 2007-C3, Class A1A, 6.05% (B), 07/15/2044	399,272	416,296
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1, 2.95% (B), 03/25/2036	2,486,171	1,803,771
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A,
5.99% (B), 08/15/2045 (A)	2,517,060	2,567,633
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	726,509	735,851
Series 2014-R4, Class 4A,
2.86% (B), 11/21/2035 (A)	3,098,192	3,114,878
ORES LLC Series 2014-LV3, Class A, 3.00%, 03/27/2024 (A)	307,670	307,670

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2006-QO1, Class 3A1,
0.71% (B), 02/25/2046	$ 6,682,922	$ 3,741,634
Series 2006-QO2, Class A1,
0.66% (B), 02/25/2046	130,027	57,435
Series 2007-QH5, Class AI1,
0.65% (B), 06/25/2037	450,386	333,878
Residential Asset Securitization Trust Series 2004-A4, Class A11, 5.50%, 08/25/2034	2,352,724	2,430,711
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.62% (B), 06/25/2033	178,324	178,543
Series 2003-L, Class 1A2,
2.64% (B), 11/25/2033	124,552	124,446

Total Mortgage-Backed Securities (Cost $64,736,836)		64,464,234

MUNICIPAL GOVERNMENT OBLIGATION - 1.2%
California - 1.2%
State of California, General Obligation Unlimited 7.95%, 03/01/2036	4,345,000	5,256,103

Total Municipal Government Obligation (Cost $4,584,706)		5,256,103

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 08/01/2035	1,896,243	337,881
Federal National Mortgage Association 3.00%, TBA (F)	8,188,000	8,393,659

Total U.S. Government Agency Obligations (Cost $9,777,550)		8,731,540

U.S. GOVERNMENT OBLIGATIONS - 7.0%
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	5,053,479	6,373,437
U.S. Treasury Note
0.63%, 07/31/2017	2,877,000	2,875,763
1.38%, 07/31/2018 - 01/31/2021	1,679,000	1,690,318
1.63%, 02/15/2026	885,000	869,650
1.75%, 05/15/2022	4,174,100	4,237,037
2.00%, 02/15/2025 - 08/15/2025	8,374,000	8,524,509
2.50%, 08/15/2023	5,304,200	5,630,117

Total U.S. Government Obligations (Cost $28,662,996)		30,200,831

	Shares	Value
COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	7,000	356,580

Total Common Stock (Cost $219,221)		356,580

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.3%
Pharmaceuticals - 0.2%
Allergan PLC Series A, 5.50%	1,369	$ 1,110,930

Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. Series A, 6.38%	5,000	257,550

Total Convertible Preferred Stocks (Cost $1,634,967)		1,368,480

PREFERRED STOCKS - 1.5%
Banks - 0.3%
CoBank ACB Series F, 6.25% (B)	14,300	1,464,856

Consumer Finance - 0.2%
Ally Financial, Inc. Series A, 8.50% (B) (C)	39,197	979,141

Diversified Telecommunication Services - 1.0%
Centaur Funding Corp. Series B, 9.08% (A)	3,513	4,176,079

Total Preferred Stocks (Cost $6,697,231)		6,620,076

WARRANT - 0.1%
Banks - 0.1%
Wells Fargo & Co. (G) Exercise Price $34 Expiration Date 10/28/2018	25,210	406,133

Total Warrant (Cost $194,117)		406,133

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Federal Home Loan Bank Discount Notes
0.35% (H), 07/29/2016	$ 490,000	489,617
0.37% (H), 05/13/2016	1,010,000	1,009,923
0.41% (H), 05/04/2016	375,000	374,995

Total Short-Term U.S. Government Agency Obligations (Cost $1,874,429)		1,874,535

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bill
0.21% (H), 07/07/2016	4,155,000	4,153,874
0.28% (H), 06/09/2016	1,041,000	1,040,847
0.29% (H), 06/09/2016	1,353,000	1,352,801
0.31% (H), 05/26/2016	30,000	29,997

Total Short-Term U.S. Government Obligations (Cost $6,576,601)		6,577,519

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (H)	20,611,575	20,611,575

Total Securities Lending Collateral (Cost $20,611,575)		20,611,575

Principal	Value
REPURCHASE AGREEMENT - 2.2%

State Street Bank & Trust Co. 0.03% (H),
dated 04/29/2016, to be repurchased
at $9,316,265 on 05/02/2016.
Collateralized by U.S. Government Obligation, 1.63%, due 11/30/2020,
and with a value of $9,504,138.

$ 9,316,242	$ 9,316,242

Total Repurchase Agreement (Cost $9,316,242)	9,316,242

Total Investments (Cost $452,099,168) (I)	455,337,685
Net Other Assets (Liabilities) - (5.8)%	(24,891,809)

Net Assets - 100.0%	$ 430,445,876

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$40,237,277	$—	$40,237,277
Corporate Debt Securities	—	251,692,752	—	251,692,752
Foreign Government Obligations	—	3,890,647	—	3,890,647
Loan Assignments	—	3,733,161	—	3,733,161
Mortgage-Backed Securities	—	64,464,234	—	64,464,234
Municipal Government Obligation	—	5,256,103	—	5,256,103
U.S. Government Agency Obligations	—	8,731,540	—	8,731,540
U.S. Government Obligations	—	30,200,831	—	30,200,831
Common Stock	356,580	—	—	356,580
Convertible Preferred Stocks	1,368,480	—	—	1,368,480
Preferred Stocks	6,620,076	—	—	6,620,076
Warrant	406,133	—	—	406,133
Short-Term U.S. Government Agency Obligations	—	1,874,535	—	1,874,535
Short-Term U.S. Government Obligations	—	6,577,519	—	6,577,519
Securities Lending Collateral	20,611,575	—	—	20,611,575
Repurchase Agreement	—	9,316,242	—	9,316,242

Total Investments	$29,362,844	$425,974,841	$—	$455,337,685

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $168,902,078, representing 39.2% of the Fund’s net assets.
(B)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(C)	All or a portion of the security is on loan. The total value of all securities on loan is $20,188,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2016; the maturity date disclosed is the ultimate maturity date.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(G)	Non-income producing security.
(H)	Rate disclosed reflects the yield at April 30, 2016.
(I)	Aggregate cost for federal income tax purposes is $452,099,168. Aggregate gross unrealized appreciation and depreciation for all securities is $16,891,922 and $13,653,405, respectively. Net unrealized appreciation for tax purposes is $3,238,517.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

MXN	Mexican Peso
PHP	Philippine Peso

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 10.1%
Banks - 0.4%
CIT Group, Inc. 5.25%, 03/15/2018	$ 1,500,000	$ 1,546,875

Building Products - 0.6%
Norbord, Inc. 6.25%, 04/15/2023 (A)	2,000,000	2,020,000

Chemicals - 0.2%
Hexion, Inc. 6.63%, 04/15/2020	750,000	628,125

Consumer Finance - 0.8%
Springleaf Finance Corp.
5.25%, 12/15/2019	2,500,000	2,371,875
8.25%, 12/15/2020 (B)	500,000	515,625

		2,887,500

Containers & Packaging - 1.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
1.00% (C), 05/15/2021 (A) (D)	2,500,000	2,487,500
3.63% (C), 12/15/2019 (A) (B)	2,000,000	2,019,750
Coveris Holding Corp. 10.00%, 06/01/2018 (A)	1,000,000	997,500
Coveris Holdings SA 7.88%, 11/01/2019 (A)	1,625,000	1,560,000

		7,064,750

Diversified Financial Services - 0.3%
Denali International LLC / Denali Finance Corp. 5.63%, 10/15/2020 (A)	1,000,000	1,052,500

Food Products - 0.4%
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	500,000	524,065
7.75%, 03/15/2024 (A)	1,000,000	1,087,500

		1,611,565

Health Care Providers & Services - 2.6%
CHS / Community Health Systems, Inc. 5.13%, 08/01/2021	1,000,000	1,002,910
LifePoint Health, Inc.
5.50%, 12/01/2021	500,000	520,000
5.88%, 12/01/2023	250,000	261,875
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (A)	3,350,000	3,484,000
Tenet Healthcare Corp.
4.13% (C), 06/15/2020 (A)	2,000,000	2,002,500
4.50%, 04/01/2021	2,000,000	2,025,000

		9,296,285

Hotels, Restaurants & Leisure - 0.1%
Scientific Games International, Inc. 7.00%, 01/01/2022 (A)	500,000	509,687

Household Durables - 0.3%
Meritage Homes Corp. 4.50%, 03/01/2018	1,000,000	1,022,500

Household Products - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	1,000,000	1,037,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.3%
Cablevision Systems Corp. 7.75%, 04/15/2018	$ 1,500,000	$ 1,571,250
CCO Holdings LLC / CCO Holdings Capital Corp. 6.50%, 04/30/2021	2,000,000	2,069,600
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	1,000,000	987,500

		4,628,350

Oil, Gas & Consumable Fuels - 0.5%
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	1,896,000	1,848,600

Software - 0.1%
Infor US, Inc. 5.75%, 08/15/2020 (A) (B)	500,000	526,875

Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc. 6.00%, 11/15/2022 (B)	1,500,000	1,103,265

Total Corporate Debt Securities (Cost $36,972,435)		36,784,377

LOAN ASSIGNMENTS - 85.1%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. Term Loan B, 4.00% (C), 12/16/2021	938,182	941,700
Silver II US Holdings LLC Term Loan, 4.00% (C), 12/13/2019 (D)	1,501,237	1,351,113
TransDigm, Inc. Term Loan E, 3.50% (C), 05/14/2022	1,980,962	1,958,264

		4,251,077

Auto Components - 0.5%
Crowne Group LLC 1st Lien Term Loan, 6.00% (C), 09/30/2020	1,973,709	1,894,761

Biotechnology - 0.7%
Concordia Healthcare Corp. Term Loan, 5.25% (C), 10/21/2021	2,493,750	2,468,812

Building Products - 1.2%
Builders FirstSource, Inc. Term Loan B, 6.00% (C), 07/31/2022	1,990,833	1,985,235
Ply Gem Industries, Inc. Term Loan, 4.00% (C), 02/01/2021	2,376,332	2,359,501

		4,344,736

Capital Markets - 1.6%
Duff & Phelps Investment Management Co.
Term Loan B,
4.75% (C), 04/23/2020	974,955	969,268
Term Loan B1,
4.75% (C), 04/23/2020	493,750	490,870

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
Guggenheim Partners LLC Term Loan, 4.25% (C), 07/22/2020	$ 2,955,874	$ 2,953,412
SIG Combibloc US Acquisition, Inc. Term Loan, 4.25% (C), 03/13/2022	1,264,557	1,262,976

		5,676,526

Chemicals - 1.5%
Chemours Co. Term Loan B, 3.75% (C), 05/12/2022	794,000	772,165
Minerals Technologies, Inc.
Fixed Rate Term Loan,
4.75% (C), 05/09/2021	2,100,000	2,094,750
Term Loan B1,
3.75% (C), 05/09/2021	160,078	159,745
Road Infrastructure Investment LLC 1st Lien Term Loan, 4.25% (C), 03/31/2021	984,299	957,230
Trinseo Materials Operating S.C.A. Term Loan B, 4.25% (C), 11/05/2021	1,488,750	1,482,795

		5,466,685

Commercial Services & Supplies - 5.3%
ADS Waste Holdings, Inc. Term Loan B2, 3.75% (C), 10/09/2019	1,930,083	1,922,040
Asurion LLC
Term Loan B1,
5.00% (C), 05/24/2019	807,171	804,345
Term Loan B4,
5.00% (C), 08/04/2022	737,513	731,797
EWT Holdings III Corp. 1st Lien Term Loan, 5.50% (C), 01/15/2021	500,000	497,500
Multi Packaging Solutions, Inc.
Incremental Term Loan,
4.25% (C), 09/30/2020	398,930	396,936
Term Loan A,
4.25% (C), 09/30/2020	397,917	395,927
Term Loan B,
4.25% (C), 09/30/2020	1,595,630	1,587,652
Prime Security Services Borrower LLC Incremental 1st Lien Term Loan, TBD, 04/07/2022 (D) (E)	4,000,000	4,011,252
RGIS Services LLC Term Loan C, 5.50% (C), 10/18/2017	481,288	381,421
TruGreen Limited Partnership 1st Lien Term Loan B, 6.50% (C), 04/13/2023	2,000,000	2,008,334
Varsity Brands, Inc. 1st Lien Term Loan, 5.00% (C), 12/11/2021	3,961,175	3,957,463
W/S Packaging Group, Inc. Term Loan B, 5.00% (C), 08/09/2019	466,314	370,719

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Waste Industries USA, Inc. Term Loan B, 4.25% (C), 02/27/2020	$ 596,985	$ 599,224
WTG Holdings III Corp. 1st Lien Term Loan, 4.75% (C), 01/15/2021	1,637,872	1,617,399

		19,282,009

Communications Equipment - 1.4%
AVSC Holding Corp. 1st Lien Term Loan, 4.50% (C), 01/24/2021	3,646,531	3,564,484
Riverbed Technology, Inc. Term Loan B, 5.75% (C), 04/24/2022	1,464,393	1,473,023

		5,037,507

Construction & Engineering - 0.7%
Granite Acquisition, Inc.
Term Loan B,
5.00% (C), 12/19/2021	1,912,572	1,845,632
Term Loan C,
5.00% (C), 12/19/2021	63,218	61,005
Pike Corp. 1st Lien Term Loan, 5.50% (C), 12/22/2021	741,935	737,608

		2,644,245

Consumer Finance - 0.7%
Altice US Finance I Corp. Extended Term Loan, 4.25% (C), 12/14/2022	2,480,583	2,474,382

Containers & Packaging - 5.8%
Anchor Glass Container Corp. 1st Lien Term Loan, 4.25% (C), 07/01/2022	3,984,324	3,979,343
Berry Plastics Holding Corp.
Term Loan E,
3.75% (C), 01/06/2021	2,812,222	2,813,628
Term Loan F,
4.00% (C), 10/01/2022	902,262	904,066
BWAY Holding Co., Inc. Term Loan B, 5.50% (C), 08/14/2020	2,467,387	2,455,050
Coveris Holdings SA Term Loan B1, 4.50% (C), 05/08/2019	2,474,684	2,443,750
Hilex Poly Co. LLC Term Loan B, 6.00% (C), 12/05/2021	1,536,850	1,536,370
Packaging Coordinators, Inc. 1st Lien Term Loan, 5.25% (C), 08/01/2021	987,475	978,835
Printpack Holdings, Inc. Term Loan, 6.00% (C), 05/28/2020	2,961,093	2,949,989
Tekni-Plex, Inc. Term Loan B, 4.50% (C), 06/01/2022	2,977,500	2,940,281

		21,001,312

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors - 0.5%
Autoparts Holdings, Ltd. 1st Lien Term Loan, 7.00% (C), 07/29/2017	$ 1,936,370	$ 1,720,949

Diversified Consumer Services - 2.9%
Affinion Group, Inc. Term Loan B, 6.75% (C), 04/30/2018	976,195	856,307
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 6.50% (C), 07/01/2019	2,872,406	2,858,044
ServiceMaster Co. Term Loan B, 4.25% (C), 07/01/2021	3,948,659	3,960,999
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
5.25% (C), 05/06/2021	1,973,674	1,970,384
2nd Lien Term Loan,
TBD, 05/06/2022 (D) (E)	1,000,000	972,500

		10,618,234

Diversified Telecommunication Services - 1.2%
Cincinnati Bell, Inc. Term Loan B, 4.00% (C), 09/10/2020	877,500	872,016
Global Tel*Link Corp. 1st Lien Term Loan, 5.00% (C), 05/22/2020	721,805	667,368
Hawaiian Telcom Communications, Inc. Term Loan B, 5.00% (C), 06/06/2019	1,982,233	1,972,676
Neptune Finco Corp. Term Loan B, 5.00% (C), 10/09/2022	1,000,000	1,003,000

		4,515,060

Electric Utilities - 0.3%
Lonestar Generation LLC Term Loan B, 5.25% (C), 02/22/2021	1,472,483	975,520

Electrical Equipment - 0.3%
Trojan Battery Co. LLC Term Loan, 5.75% (C), 06/11/2021	988,721	977,598

Electronic Equipment, Instruments & Components - 1.3%
Sensus USA Inc. Term Loan, 6.50% (C), 03/16/2023	4,112,607	4,030,355
Zebra Technologies Corp. Term Loan B, 4.75% (C), 10/27/2021	888,636	894,190

		4,924,545

Energy Equipment & Services - 0.1%
Floatel International, Ltd. Term Loan B, 6.00% (C), 06/27/2020	490,000	245,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services (continued)
Paragon Offshore Finance Co. Term Loan B, TBD, 07/18/2021 (D) (E)	$ 1,416,263	$ 339,903

		584,903

Food & Staples Retailing - 3.3%
Albertson’s, LLC Term Loan B2, 5.50% (C), 03/21/2019	1,283,045	1,284,191
Hostess Brands LLC
1st Lien Term Loan,
4.50% (C), 08/03/2022	1,987,506	1,989,371
2nd Lien Term Loan,
8.50% (C), 08/03/2023	2,325,000	2,270,751
Manitowoc Foodservice, Inc. Term Loan B, 5.75% (C), 03/03/2023	1,907,692	1,921,204
Rite Aid Corp.
2nd Lien Term Loan,
4.88% (C), 06/21/2021	1,500,000	1,501,875
5.75% (C), 08/21/2020	2,280,000	2,284,749
Supervalu, Inc. Refinance Term Loan B, 4.50% (C), 03/21/2019	733,045	724,405

		11,976,546

Food Products - 2.9%
Aramark Services, Inc.
Extended Synthetic LOC 2,
1.97% (C), 07/26/2016	8,897	8,719
Extended Synthetic LOC 3,
2.07% (C), 07/26/2016	4,506	4,427
B&G Foods, Inc. Term Loan B, 3.76% (C), 11/02/2022	640,110	641,710
Bellisio Foods, Inc. Term Loan, 5.25% (C), 08/01/2019	736,985	685,396
CSM Bakery Solutions LLC 1st Lien Term Loan, 5.00% (C), 07/03/2020	2,453,723	2,423,052
Del Monte Foods, Inc. 1st Lien Term Loan, 4.25%(C), 02/18/2021	1,713,718	1,658,023
Dole Food Co., Inc. Term Loan B, 4.50% (C), 11/01/2018	2,318,511	2,313,440
Hearthside Group Holdings LLC Term Loan, 4.50% (C), 06/02/2021	982,500	979,405
Pinnacle Foods Finance LLC Incremental Term Loan I, 3.75% (C), 01/13/2023	498,750	500,620
Post Holdings, Inc. Series A, Incremental Term Loan, 3.75% (C), 06/02/2021	354,024	355,573
Shearer’s Foods, Inc. 1st Lien Term Loan, 4.94% (C), 06/30/2021	985,000	977,613

		10,547,978

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 3.8%
Alere, Inc.
Term Loan A,
3.44% (C), 06/18/2020	$ 987,179	$ 977,308
Term Loan B,
4.25% (C), 06/18/2022	2,774,807	2,756,163
CPI Buyer LLC 1st Lien Term Loan, 5.50% (C), 08/18/2021	985,002	920,977
DJO Finance LLC Term Loan, 4.25% (C), 06/08/2020	2,729,375	2,645,220
Halyard Health, Inc. Term Loan B, 4.00% (C), 11/01/2021	1,869,295	1,863,453
Kinetic Concepts, Inc. Term Loan E1, 4.50% (C), 05/04/2018	1,959,912	1,957,462
New Millennium HoldCo, Inc. Exit Term Loan, 7.50% (C), 12/21/2020	168,592	127,287
Onex Carestream Finance, LP 1st Lien Term Loan, 5.00% (C), 06/07/2019 (D)	2,550,031	2,448,030

		13,695,900

Health Care Providers & Services - 5.6%
Community Health Systems, Inc.
Term Loan G,
3.75% (C), 12/31/2019	2,173,400	2,137,478
Term Loan H,
4.00% (C), 01/27/2021	1,984,701	1,952,449
HCA, Inc. Term Loan B6, 3.69% (C), 03/17/2023	3,000,000	3,018,750
IASIS Healthcare LLC Term Loan B2, 4.50% (C), 05/03/2018	2,454,378	2,442,106
Medpace Holdings, Inc. 1st Lien Term Loan, 4.75% (C), 04/01/2021	1,243,281	1,244,835
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.75% (C), 06/30/2021	2,459,962	2,331,326
Quorum Health Corp. Term Loan B, TBD, 04/29/2022 (D) (E)	2,875,000	2,866,016
Radnet Management, Inc. Term Loan B, 4.29% (C), 10/10/2018	1,861,825	1,840,299
Surgery Center Holdings, Inc.
1st Lien Term Loan,
5.25% (C), 11/03/2020 (D)	1,491,231	1,484,707
Incremental Term Loan,
5.25% (C), 11/03/2020	500,000	500,940
Valitas Health Services, Inc. Term Loan B, 6.00% (C), 06/02/2017	648,401	382,557

		20,201,463

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure - 4.6%
1011778 B.C. Unlimited Liability Co. Term Loan B2, 3.75% (C), 12/10/2021	$ 2,176,204	$ 2,178,472
Affinity Gaming LLC Term Loan B, 5.25% (C), 11/09/2017	483,511	483,309
Aristocrat Leisure, Ltd. Term Loan B, 4.75% (C), 10/20/2021	1,469,231	1,474,128
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00% (C), 10/11/2020	488,750	460,647
Eldorado Resorts LLC Term Loan B, 4.25% (C), 07/23/2022	1,985,000	1,986,653
Hilton Worldwide Finance LLC Term Loan B2, 3.50% (C), 10/26/2020	845,000	847,007
Mohegan Tribal Gaming Authority
Term Loan A,
6.50% (C), 06/15/2018	1,803,813	1,763,227
Term Loan B,
5.50% (C), 06/15/2018	1,358,455	1,339,776
NEP / NCP Holdco, Inc. Incremental Term Loan, 4.25% (C), 01/22/2020	1,465,165	1,384,581
NPC International, Inc. Term Loan B, 4.75% (C), 12/28/2018	489,536	484,641
Peninsula Gaming LLC Term Loan, 4.25% (C), 11/20/2017	1,357,557	1,355,437
Scientific Games International, Inc.
Term Loan B1,
6.00% (C), 10/18/2020	1,959,937	1,927,680
Term Loan B2,
6.00% (C), 10/01/2021	988,737	972,980

		16,658,538

Household Durables - 1.0%
API Heat Transfer ThermaSys Corp. Term Loan, 5.26% (C), 05/03/2019	955,128	716,346
Hoffmaster Group, Inc. 1st Lien Term Loan, 5.25% (C), 05/09/2020	1,456,294	1,447,800
Libbey Glass, Inc. Term Loan B, 3.75% (C), 04/09/2021	1,462,802	1,459,145

		3,623,291

Household Products - 2.1%
KIK Custom Products, Inc. Term Loan B, 6.00% (C), 08/26/2022	2,985,000	2,887,988
Reynolds Group Holdings, Inc. Term Loan, 4.50% (C), 12/01/2018	3,018,545	3,026,091

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
Spectrum Brands, Inc. Term Loan, 3.50% (C), 06/23/2022	$ 420,957	$ 422,404
Sun Products Corp. Term Loan, 5.50% (C), 03/23/2020	1,249,146	1,221,040

		7,557,523

Independent Power & Renewable Electricity Producers - 1.5%
Calpine Corp.
Term Loan B5,
3.50% (C), 05/27/2022	794,000	786,556
Term Loan B6,
4.00% (C), 01/15/2023	1,995,000	1,986,272
Dynegy Holdings, Inc. Term Loan B2, 4.00% (C), 04/23/2020	2,449,716	2,426,444
Terra-Gen Finance Co. LLC Term Loan B, 5.25% (C), 12/09/2021	475,626	385,257

		5,584,529

IT Services - 1.4%
First Data Corp.
Extended Term Loan,
4.44% (C), 03/24/2021	1,210,925	1,213,044
Term Loan,
4.19% (C), 07/08/2022	3,000,000	2,995,713
USAGM HoldCo LLC Term Loan, 4.75% (C), 07/28/2022	798,000	781,043

		4,989,800

Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II Term Loan B, 4.25% (C), 08/18/2022	744,375	742,886

Machinery - 4.3%
Apex Tool Group LLC Term Loan B, 4.50% (C), 01/31/2020	970,000	949,994
Doosan Infracore International, Inc. Term Loan B, 4.50% (C), 05/28/2021	1,358,365	1,337,141
Filtration Group Corp. 1st Lien Term Loan, 4.25% (C), 11/21/2020	2,469,979	2,458,659
Gardner Denver, Inc. Term Loan, 4.25% (C), 07/30/2020	1,961,095	1,826,270
Rexnord LLC 1st Lien Term Loan B, 4.00% (C), 08/21/2020	1,959,849	1,943,750
Terex Corp. Term Loan, TBD, 12/07/2022 (D) (E)	1,165,000	1,144,612
Wastequip LLC Term Loan, 5.50% (C), 08/09/2019	2,373,594	2,367,660

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Xerium Technologies, Inc. 1st Lien Term Loan B, 6.25% (C), 05/17/2019	$ 3,693,393	$ 3,591,825

		15,619,911

Marine - 0.5%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75% (C), 11/12/2020	2,000,000	1,730,000

Media - 4.5%
Block Communications, Inc. Term Loan B, 4.00% (C), 11/07/2021	985,006	986,853
Cumulus Media Holdings, Inc. Term Loan, 4.25% (C), 12/23/2020	1,410,278	964,278
Learfield Communications, Inc. 1st Lien Term Loan, 4.25% (C), 10/09/2020	2,214,547	2,209,010
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50% (C), 01/07/2022	2,797,959	2,701,779
Mediacom Illinois LLC Term Loan E, 3.41% (C), 10/23/2017	818,540	817,271
MGOC, Inc. Term Loan B, 4.00% (C), 07/31/2020	1,368,423	1,367,054
Quincy Newspapers, Inc. Term Loan B, 5.50% (C), 10/13/2022	1,964,185	1,954,364
Tribune Media Co. Term Loan, 3.75% (C), 12/27/2020	1,925,958	1,914,523
Univision Communications, Inc. Term Loan C4, 4.00% (C), 03/01/2020	2,459,078	2,457,760
WMG Acquisition Corp. Term Loan, 3.75% (C), 07/01/2020	975,000	963,683

		16,336,575

Metals & Mining - 1.8%
American Rock Salt Holdings LLC 1st Lien Term Loan, 4.75% (C), 05/20/2021	1,479,931	1,355,369
Atkore International, Inc.
1st Lien Term Loan,
4.50% (C), 04/09/2021	1,107,283	1,086,060
2nd Lien Term Loan,
TBD, 10/09/2021 (D) (E)	692,000	634,910
FMG Resources PTY, Ltd. Term Loan B, 4.25% (C), 06/30/2019	1,000,000	942,250
Novelis, Inc. Term Loan B, 4.00% (C), 06/02/2022	1,985,000	1,973,090

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Metals & Mining (continued)
WireCo WorldGroup, Inc. Term Loan, 6.00% (C), 02/15/2017	$ 468,776	$ 461,745

		6,453,424

Multi-Utilities - 0.9%
PrimeLine Utility Services LLC Term Loan, 6.50% (C), 11/12/2022	1,974,685	1,964,812
Solenis International, LP 1st Lien Term Loan, 4.25% (C), 07/31/2021	1,417,018	1,399,305

		3,364,117

Oil, Gas & Consumable Fuels - 1.5%
CITGO Holding, Inc. Term Loan B, 9.50% (C), 05/12/2018	2,087,209	2,085,471
Maple Holdings Acquisition Corp. Term Loan B, 5.25% (C), 03/03/2023	2,556,000	2,565,585
Southeast PowerGen LLC Term Loan B, 4.50% (C), 12/02/2021	987,500	915,906

		5,566,962

Personal Products - 1.2%
Revlon Consumer Products Corp. Acquisition Term Loan, 4.00% (C), 10/08/2019	3,332,779	3,333,823
Vogue International, Inc. Term Loan, 5.75% (C), 02/14/2020	980,000	979,591

		4,313,414

Pharmaceuticals - 3.3%
Akorn, Inc. Term Loan B, 6.00% (C), 04/16/2021	2,502,343	2,505,471
Amneal Pharmaceuticals LLC Term Loan, 4.50% (C), 11/01/2019	1,910,351	1,894,432
Catalent Pharma Solutions, Inc. Term Loan B, 4.25% (C), 05/20/2021	2,709,321	2,719,904
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75% (C), 09/26/2022	997,500	993,760
Valeant Pharmaceuticals International, Inc.
Series E, Term Loan B,
4.75% (C), 08/05/2020	3,265,923	3,173,390
Term Loan B F1,
5.00% (C), 04/01/2022 (D)	589,560	576,516

		11,863,473

Professional Services - 0.9%
Ceridian LLC Term Loan, 4.50% (C), 09/15/2020	3,310,570	3,161,594

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Investment Trusts - 0.8%
Communications Sales & Leasing, Inc. Term Loan B, 5.00% (C), 10/24/2022	$ 992,500	$ 972,236
MGM Growth Properties LLC Term Loan B, 4.00% (C), 04/25/2023	1,800,000	1,810,689

		2,782,925

Real Estate Management & Development - 2.5%
CityCenter Holdings LLC Term Loan B, 4.25% (C), 10/16/2020	1,606,663	1,609,342
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.25% (C), 11/04/2021	2,082,516	2,077,310
Realogy Corp.
Extended Letter of Credit,
2.44% (C), 10/10/2016	2,643,890	2,617,450
Term Loan B,
3.75% (C), 03/05/2020	2,659,784	2,658,122

		8,962,224

Road & Rail - 0.4%
Fly Funding II SARL Term Loan B, 3.50% (C), 08/09/2019	1,570,414	1,562,562

Semiconductors & Semiconductor Equipment - 2.3%
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.50% (C), 08/04/2021	3,554,350	3,563,236
Avago Technologies Cayman, Ltd. Term Loan B1, 4.25% (C), 02/01/2023	4,000,000	4,002,224
Lattice Semiconductor Corp. Term Loan, 5.25% (C), 03/10/2021	990,000	940,500

		8,505,960

Software - 2.9%
BMC Foreign Holding Co. Term Loan, 5.00% (C), 09/10/2020	488,750	419,409
BMC Software Finance, Inc. Term Loan, 5.00% (C), 09/10/2020	471,389	406,278
Infor, Inc.
Term Loan B3,
3.75% (C), 06/03/2020	987,096	962,727
Term Loan B5,
3.75% (C), 06/03/2020	1,437,545	1,403,403
Kronos, Inc. Incremental Term Loan, 4.50% (C), 10/30/2019	1,938,834	1,935,926
Magic Newco LLC 1st Lien Term Loan, 5.00% (C), 12/12/2018	1,680,080	1,682,180
Solera Holdings, Inc. Term Loan B, 5.75% (C), 03/03/2023	2,000,000	2,008,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Sophia, LP Term Loan B, TBD, 09/30/2022 (D) (E)	$ 800,000	$ 798,200
SS&C Technologies, Inc.
Term Loan B1,
4.01% (C), 07/08/2022	752,018	754,033
Term Loan B2,
4.02% (C), 07/08/2022	107,141	107,428

		10,477,798

Specialty Retail - 1.6%
Bass Pro Group LLC Term Loan, 4.00% (C), 06/05/2020	990,000	973,294
Men’s Wearhouse, Inc. Term Loan, 5.00% (C), 06/18/2021	2,000,000	1,950,000
PetSmart, Inc. Term Loan B1, 4.25% (C), 03/11/2022	2,966,259	2,954,124

		5,877,418

Technology Hardware, Storage & Peripherals - 1.8%
Dell International LLC Term Loan B2, 4.00% (C), 04/29/2020	2,929,853	2,926,924
Diebold, Inc. Term Loan, TBD, 03/22/2023 (D) (E)	2,400,000	2,406,000
Western Digital Corp. Term Loan B, TBD, 04/29/2023 (D) (E)	1,200,000	1,179,750

		6,512,674

Trading Companies & Distributors - 0.3%
LBM Borrower LLC 1st Lien Term Loan, 6.25% (C), 08/20/2022	1,181,563	1,141,685

Total Loan Assignments (Cost $312,778,743)		308,670,031

	Shares	Value
COMMON STOCK - 0.0% (F)
Health Care Equipment & Supplies - 0.0% (F)
Millennium Health Equity (G)	4,938	$ 32,097

Total Common Stock (Cost $27,159)		32,097

EXCHANGE-TRADED FUNDS - 1.9%
U.S. Fixed Income Funds - 1.9%
PowerShares Senior Loan Portfolio (B)	154,200	3,560,478
SPDR Barclays Short Term High Yield Bond ETF	70,000	1,862,000
SPDR Blackstone / GSO Senior Loan ETF (B)	32,000	1,498,240

Total Exchange-Traded Funds (Cost $7,259,578)		6,920,718

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (H)	3,573,073	3,573,073

Total Securities Lending Collateral (Cost $3,573,073)		3,573,073

	Principal	Value
REPURCHASE AGREEMENT - 6.2%
State Street Bank & Trust Co. 0.03% (H), dated 04/29/2016, to be repurchased at $22,496,494 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 10/31/2021, and with a value of $22,947,600.	$ 22,496,438	22,496,438

Total Repurchase Agreement (Cost $22,496,438)		22,496,438

Total Investments (Cost $383,107,426) (I)		378,476,734
Net Other Assets (Liabilities) - (4.3)%		(15,765,431)

Net Assets - 100.0%		$ 362,711,303

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$36,784,377	$—	$36,784,377
Loan Assignments	—	308,670,031	—	308,670,031
Common Stock	32,097	—	—	32,097
Exchange-Traded Funds	6,920,718	—	—	6,920,718
Securities Lending Collateral	3,573,073	—	—	3,573,073
Repurchase Agreement	—	22,496,438	—	22,496,438

Total Investments	$10,525,888	$367,950,846	$—	$378,476,734

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $20,120,477, representing 5.5% of the Fund’s net assets.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $3,497,386. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(E)	All or a portion of the security represents unsettled loan commitments at April 30, 2016 where the rate will be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Non-income producing security.
(H)	Rate disclosed reflects the yield at April 30, 2016.
(I)	Aggregate cost for federal income tax purposes is $383,107,426. Aggregate gross unrealized appreciation and depreciation for all securities is $1,469,138 and $6,099,830, respectively. Net unrealized depreciation for tax purposes is $4,630,692.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Bond

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.3%
United States - 5.3%
CarMax Auto Owner Trust Series 2016-2, Class A3, 1.52%, 02/16/2021	$ 820,000	$ 818,928
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class B, 2.88%, 02/15/2022 (A)	820,000	818,328
NextGear Floorplan Master Owner Trust Series 2016-1A, Class A2, 2.74%, 04/15/2021 (A)	800,000	799,734

Total Asset-Backed Securities (Cost $2,439,624)		2,436,990

CORPORATE DEBT SECURITIES - 14.6%
Bermuda - 1.0%
Digicel, Ltd. 6.75%, 03/01/2023 (A) (B)	500,000	450,938

Cayman Islands - 2.3%
Dubai Holding Commercial Operations, Ltd. 6.00%, 02/01/2017, MTN	GBP 150,000	221,864
Marfrig Overseas, Ltd. 9.50%, 05/04/2020 (A)	$ 300,000	307,500
Vale Overseas, Ltd. 4.38%, 01/11/2022 (B)	600,000	555,000

		1,084,364

Colombia - 0.9%
Bancolombia SA 6.13%, 07/26/2020	400,000	422,680

France - 1.0%
Numericable-SFR SA 5.63%, 05/15/2024 (A)	EUR 400,000	476,139

Ireland - 2.9%
GE Capital UK Funding Unlimited Co.
4.13%, 09/28/2017, MTN	GBP 500,000	759,429
5.13%, 05/24/2023, MTN	320,000	564,240

		1,323,669

Luxembourg - 0.5%
Gazprom OAO Via GAZ Capital SA 3.76%, 03/15/2017, MTN (C)	EUR 200,000	232,926

Mexico - 0.3%
America Movil SAB de CV 4.75%, 06/28/2022	90,000	125,188

Turkey - 0.5%
Turkiye Garanti Bankasi AS 3.38%, 07/08/2019, MTN (C)	200,000	234,483

United States - 5.2%
Goldman Sachs Group, Inc. 5.20%, 12/17/2019	NZD 2,045,000	1,488,428
Morgan Stanley
3.13%, 08/05/2021	CAD 700,000	574,639
7.60%, 08/08/2017, MTN	NZD 500,000	365,582

		2,428,649

Total Corporate Debt Securities (Cost $6,954,319)		6,779,036

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 70.7%
Australia - 1.9%
Queensland Treasury Corp. 5.50%, 06/21/2021 (C)	AUD 1,000,000	$ 873,409

Austria - 4.1%
Austria Government Bond Series 1, 1.65%, 10/21/2024 (C)	EUR 1,490,000	1,894,481

Belgium - 0.9%
Belgium Government Bond 3.75%, 06/22/2045 (C)	256,522	434,115

Brazil - 2.4%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2018 - 01/01/2025	BRL 4,205,000	1,123,069

Canada - 5.9%
Canada Government Bond
1.25%, 03/01/2018	CAD 650,000	523,481
2.25%, 06/01/2025	1,390,000	1,186,148
3.50%, 12/01/2045	528,000	552,323
Province of Quebec 4.50%, 12/01/2020	550,000	498,016

		2,759,968

Colombia - 1.0%
Colombia TES 7.00%, 05/04/2022	COP 1,429,500,000	483,128

Croatia - 1.7%
Croatia Government International Bond
3.88%, 05/30/2022 (C)	EUR 310,000	364,727
6.75%, 11/05/2019 (A) (B)	$ 400,000	439,048

		803,775

France - 2.2%
France Government Bond OAT 3.25%, 05/25/2045 (C)	EUR 646,263	1,013,450

Germany - 0.6%
Bundesrepublik Deutschland 2.50%, 08/15/2046 (C)	161,614	255,662

Greece - 1.0%
Black Sea Trade & Development Bank 4.88%, 05/06/2021 (A)	$ 455,000	460,405

Hungary - 0.8%
Hungary Government Bond 3.50%, 06/24/2020	HUF 94,000,000	366,074

Indonesia - 0.6%
Indonesia Treasury Bond 8.38%, 09/15/2026	IDR 3,278,000,000	260,068

Ireland - 2.6%
Ireland Government Bond 5.00%, 10/18/2020	EUR 850,000	1,188,611

Italy - 3.5%
Italy Buoni Poliennali del Tesoro 1.50%, 06/01/2025	1,390,000	1,604,964

Mexico - 2.8%
Mexico Bonos
5.75%, 03/05/2026	MXN 12,500,000	721,055

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Bonos (continued)
8.50%, 12/13/2018	MXN 6,000,000	$ 381,822
Series M,
7.75%, 05/29/2031	2,891,200	191,542

		1,294,419

Netherlands - 4.5%
Netherlands Government Bond
2.00%, 07/15/2024 (C)	EUR 720,000	942,067
2.50%, 01/15/2033 (C)	790,000	1,132,536

		2,074,603

Poland - 2.8%
Poland Government Bond
1.50%, 04/25/2020	PLN 4,300,000	1,103,783
3.25%, 07/25/2025	810,000	217,790

		1,321,573

Republic of Korea - 0.4%
Export-Import Bank of Korea 3.00%, 05/22/2018, MTN (C)	NOK 1,500,000	191,067

Romania - 4.1%
Romania Government Bond
5.75%, 04/29/2020	RON 1,150,000	331,321
5.95%, 06/11/2021	800,000	235,027
Romania Government International Bond 4.88%, 11/07/2019, MTN (C)	EUR 1,003,000	1,324,204

		1,890,552

Russian Federation - 1.8%
Russian Federation Federal Bond - OFZ
7.00%, 08/16/2023	RUB 29,700,000	416,802
7.05%, 01/19/2028	29,727,000	403,872

		820,674

Slovenia - 1.3%
Slovenia Government Bond 4.63%, 09/09/2024 (C)	EUR 293,000	426,252
Slovenia Government International Bond 5.50%, 10/26/2022 (A) (B)	$ 170,000	191,922

		618,174

Spain - 4.1%
Spain Government Bond
1.60%, 04/30/2025 (C)	EUR 497,000	576,232
5.15%, 10/31/2028 - 10/31/2044 (C)	836,000	1,346,891

		1,923,123

Supranational - 9.8%
European Investment Bank 2.25%, 03/07/2020, MTN (C)	GBP 600,000	911,236
Inter-American Development Bank
7.00%, 02/04/2019, MTN	IDR 4,250,000,000	313,926
7.25%, 07/17/2017, MTN	13,000,000,000	978,565
International Bank for Reconstruction & Development
1.38%, 06/23/2019	SEK 2,000,000	258,332
6.38%, 08/07/2018	INR 17,100,000	257,037
3.75%, 05/19/2017, MTN	NOK 3,250,000	414,666

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
International Finance Corp.
3.88%, 02/26/2018, MTN	NZD 500,000	$ 357,109
6.45%, 10/30/2018, MTN	INR 30,000,000	451,517
7.75%, 12/03/2016, MTN	35,000,000	529,116
7.80%, 06/03/2019, MTN	4,500,000	69,853

		4,541,357

Sweden - 1.6%
Kommuninvest I Sverige AB 1.20% (D), 11/15/2016	NOK 1,500,000	186,401
Sweden Government Bond 2.50%, 05/12/2025	SEK 4,000,000	579,212

		765,613

Togo - 1.0%
Banque Ouest Africaine de Developpement 5.50%, 05/06/2021 (A) (C)	$ 455,000	456,761

Turkey - 3.3%
Turkey Government Bond 10.50%, 01/15/2020	TRY 560,000	210,050
Turkey Government International Bond 5.88%, 04/02/2019	EUR 1,040,000	1,338,518

		1,548,568

United Kingdom - 4.0%
U.K. Gilt
3.50%, 01/22/2045 (C)	GBP 268,000	479,853
4.25%, 06/07/2032 (C)	600,000	1,132,149
4.75%, 12/07/2030 (C)	130,000	255,887

		1,867,889

Total Foreign Government Obligations (Cost $32,758,175)		32,835,552

MORTGAGE-BACKED SECURITY - 1.7%
United States - 1.7%
Hilton USA Trust Series 2013-HLT, Class AFX, 2.66%, 11/05/2030 (A)	$ 800,000	803,450

Total Mortgage-Backed Security (Cost $802,437)		803,450

U.S. GOVERNMENT AGENCY OBLIGATION - 1.9%
FREMF Mortgage Trust Series 2012-K707, Class B, 4.02% (D), 01/25/2047 (A)	830,000	853,691

Total U.S. Government Agency Obligation (Cost $855,840)		853,691

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (E)	1,258,095	1,258,095

Total Securities Lending Collateral (Cost $1,258,095)		1,258,095

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 4.1%

State Street Bank & Trust Co. 0.03% (E), dated 04/29/2016, to be repurchased at $1,909,300 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $1,947,863.

	$ 1,909,296	$ 1,909,296

Total Repurchase Agreement (Cost $1,909,296)		1,909,296

Total Investments (Cost $46,977,786) (F)		46,876,110
Net Other Assets (Liabilities) - (1.0)%		(441,627)

Net Assets - 100.0%		$ 46,434,483

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	05/31/2016	GBP	1,283,341	JPY	206,398,449	$—	$(65,896)
BOA	05/31/2016	JPY	1,461,645,013	USD	13,151,036	595,842	—
BOA	05/31/2016	USD	877,525	AUD	1,155,505	58	—
BOA	05/31/2016	USD	3,620,601	NZD	5,282,849	—	(61,967)
HSBC	05/03/2016	BRL	891,962	USD	258,480	594	—
HSBC	05/03/2016	USD	240,259	BRL	891,962	—	(18,814)
HSBC	05/31/2016	MXN	5,400,182	USD	309,794	3,124	—
HSBC	05/31/2016	USD	468,989	NOK	3,821,371	—	(5,546)
JPM	05/31/2016	PLN	2,911,114	USD	748,204	13,939	—
JPM	05/31/2016	RUB	23,198,426	USD	352,399	2,607	—
JPM	05/31/2016	TRY	2,039,372	USD	716,273	6,581	—
JPM	05/31/2016	ZAR	12,369,819	USD	850,463	12,733	—
JPM	06/01/2016	HUF	130,198,002	USD	471,817	5,877	—
RBS	05/11/2016	COP	776,000,000	USD	250,000	21,959	—
RBS	05/18/2016	COP	1,141,968,400	USD	380,000	19,766	—
RBS	05/31/2016	USD	4,881,048	EUR	4,308,074	—	(56,308)
RBS	05/31/2016	USD	688,173	GBP	471,904	—	(1,402)
SCB	05/03/2016	BRL	980,193	USD	275,490	9,210	—
SCB	05/03/2016	USD	284,048	BRL	980,193	—	(652)
SCB	05/31/2016	MXN	6,075,751	USD	352,524	—	(459)
SCB	05/31/2016	USD	2,498,095	CAD	3,144,502	—	(8,103)

Total						$692,290	$(219,147)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	70.0%	$32,835,552
Asset-Backed Securities	5.2	2,436,990
Capital Markets	5.2	2,428,649
Diversified Financial Services	2.8	1,323,669
U.S. Government Agency Obligation	1.8	853,691
Mortgage-Backed Security	1.7	803,450
Banks	1.4	657,163
Metals & Mining	1.2	555,000
Media	1.0	476,139
Diversified Telecommunication Services	1.0	450,938
Food Products	0.6	307,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Oil, Gas & Consumable Fuels	0.5%	$232,926
Commercial Services & Supplies	0.5	221,864
Wireless Telecommunication Services	0.3	125,188

Investments, at Value	93.2	43,708,719
Short-Term Investments	6.8	3,167,391

Total Investments	100.0%	$46,876,110

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,436,990	$—	$2,436,990
Corporate Debt Securities	—	6,779,036	—	6,779,036
Foreign Government Obligations	—	32,835,552	—	32,835,552
Mortgage-Backed Security	—	803,450	—	803,450
U.S. Government Agency Obligation	—	853,691	—	853,691
Securities Lending Collateral	1,258,095	—	—	1,258,095
Repurchase Agreement	—	1,909,296	—	1,909,296

Total Investments	$1,258,095	$45,618,015	$—	$46,876,110

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$692,290	$—	$692,290

Total Other Financial Instruments	$—	$692,290	$—	$692,290

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(219,147)	$—	$(219,147)

Total Other Financial Instruments	$—	$(219,147)	$—	$(219,147)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $6,057,916, representing 13.0% of the Fund’s net assets.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $1,232,669. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the total aggregate value of Regulation S securities is $14,478,388, representing 31.2% of the Fund’s net assets.
(D)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(E)	Rate disclosed reflects the yield at April 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $46,977,786. Aggregate gross unrealized appreciation and depreciation for all securities is $1,242,663 and $1,344,339, respectively. Net unrealized depreciation for tax purposes is $101,676.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
China - 2.3%
Baidu, Inc., ADR (A)	25,994	$ 5,050,634
Ctrip.com International, Ltd., ADR (A)	62,344	2,718,822

		7,769,456

France - 3.6%
Cie de Saint-Gobain	110,498	5,060,399
Safran SA	103,137	7,105,900

		12,166,299

Germany - 2.3%
HeidelbergCement AG	88,090	7,826,309

Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT	2,523,000	1,980,062
Semen Indonesia Persero Tbk PT (A)	1,259,300	945,334

		2,925,396

Ireland - 1.7%
Shire PLC, Class B, ADR (B)	30,420	5,701,316

Japan - 10.5%
Amada Holdings Co., Ltd. (B)	380,423	3,821,915
Kansai Electric Power Co., Inc. (A)	720,700	6,347,295
Kyocera Corp. (C)	58,900	2,922,627
Nabtesco Corp.	123,866	2,794,318
NGK Spark Plug Co., Ltd.	101,595	2,026,145
Nippon Telegraph & Telephone Corp.	243,900	10,914,600
SMC Corp.	13,615	3,320,148
Tokyo Gas Co., Ltd.	717,000	3,164,603

		35,311,651

Netherlands - 3.6%
ABN AMRO Group NV, CVA (A) (D)	88,436	1,890,593
ING Groep NV, CVA	656,757	8,042,853
InterXion Holding NV (A)	68,982	2,337,110

		12,270,556

Republic of Korea - 4.8%
Hyundai Motor Co.	12,911	1,626,056
Korea Electric Power Corp., ADR (B)	343,602	9,242,894
Korea Electric Power Corp.	60,627	3,288,352
NAVER Corp.	3,600	2,139,021

		16,296,323

Sweden - 1.2%
Swedbank AB, Class A	185,633	4,003,715

Switzerland - 3.0%
Novartis AG, ADR	90,563	6,880,071
TE Connectivity, Ltd.	51,609	3,069,703

		9,949,774

United Kingdom - 7.3%
Compass Group PLC	195,319	3,478,910
Delphi Automotive PLC, Class A	79,455	5,850,272
Lloyds Banking Group PLC	5,600,264	5,488,225
Pentair PLC	102,516	5,954,129
Prudential PLC	197,871	3,895,884

		24,667,420

United States - 56.0%
Aflac, Inc.	115,884	7,992,519
Alphabet, Inc., Class C (A)	18,241	12,641,195
Annaly Capital Management, Inc., REIT	445,035	4,637,265
Apple, Inc.	105,646	9,903,256
Becton Dickinson and Co.	34,969	5,639,101

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Buffalo Wild Wings, Inc. (A)	23,139	$ 3,092,759
Cabot Oil & Gas Corp.	215,758	5,048,737
Capital One Financial Corp.	101,911	7,377,337
Cerner Corp. (A)	73,052	4,101,139
Chevron Corp.	67,961	6,944,255
Comcast Corp., Class A	110,716	6,727,104
CVS Health Corp.	74,550	7,492,275
Illumina, Inc. (A)	17,782	2,400,392
JPMorgan Chase & Co.	139,135	8,793,332
Kinder Morgan, Inc.	379,859	6,746,296
Mallinckrodt PLC (A)	70,720	4,421,414
Merck & Co., Inc.	102,890	5,642,488
Microsoft Corp.	177,035	8,828,735
Oracle Corp.	149,688	5,966,564
Regeneron Pharmaceuticals, Inc., Class A (A)	7,004	2,638,477
Reinsurance Group of America, Inc., Class A	81,016	7,714,344
Royal Caribbean Cruises, Ltd., Class A	109,043	8,439,928
SBA Communications Corp., Class A (A)	39,468	4,066,783
Southwest Airlines Co.	99,933	4,458,011
St. Jude Medical, Inc.	89,323	6,806,413
Ultragenyx Pharmaceutical, Inc. (A) (B)	27,672	1,871,181
United Continental Holdings, Inc. (A)	139,517	6,391,274
Visa, Inc., Class A (B)	106,491	8,225,365
WEC Energy Group, Inc.	125,264	7,291,617
Wells Fargo & Co.	138,552	6,924,828

		189,224,384

Total Common Stocks (Cost $325,763,486)		328,112,599

PREFERRED STOCK - 1.1%
Republic of Korea - 1.1%
Hyundai Motor Co. 4.20% (E)	42,501	3,726,391

Total Preferred Stock (Cost $4,756,217)		3,726,391

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (E)	14,300,523	14,300,523

Total Securities Lending Collateral (Cost $14,300,523)		14,300,523

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (E), dated 04/29/2016, to be repurchased at $6,471,260 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $6,605,350.	$ 6,471,244	6,471,244

Total Repurchase Agreement (Cost $6,471,244)		6,471,244

Total Investments (Cost $351,291,470) (F)		352,610,757
Net Other Assets (Liabilities) - (4.4)%		(14,901,105)

Net Assets - 100.0%		$ 337,709,652

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.5%	$37,123,608
Pharmaceuticals	6.4	22,645,289
Internet Software & Services	5.6	19,830,850
Insurance	5.6	19,602,747
Electric Utilities	5.4	18,878,541
Oil, Gas & Consumable Fuels	5.3	18,739,288
Machinery	4.5	15,890,510
Hotels, Restaurants & Leisure	4.3	15,011,597
Diversified Telecommunication Services	4.2	14,981,383
Software	4.2	14,795,299
Health Care Equipment & Supplies	3.5	12,445,514
Airlines	3.1	10,849,285
IT Services	3.0	10,562,475
Technology Hardware, Storage & Peripherals	2.8	9,903,256
Construction Materials	2.5	8,771,643
Auto Components	2.2	7,876,417
Food & Staples Retailing	2.1	7,492,275
Consumer Finance	2.1	7,377,337
Multi-Utilities	2.1	7,291,617
Aerospace & Defense	2.0	7,105,900
Media	1.9	6,727,104
Electronic Equipment, Instruments & Components	1.7	5,992,330
Automobiles	1.5	5,352,447
Building Products	1.4	5,060,399
Real Estate Investment Trusts	1.3	4,637,265
Biotechnology	1.3	4,509,658
Health Care Technology	1.2	4,101,139
Gas Utilities	0.9	3,164,603
Internet & Catalog Retail	0.8	2,718,822
Life Sciences Tools & Services	0.7	2,400,392

Investments, at Value	94.1	331,838,990
Short-Term Investments	5.9	20,771,767

Total Investments	100.0%	$352,610,757

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$236,029,335	$92,083,264	$—	$328,112,599
Preferred Stock	—	3,726,391	—	3,726,391
Securities Lending Collateral	14,300,523	—	—	14,300,523
Repurchase Agreement	—	6,471,244	—	6,471,244

Total Investments	$250,329,858	$102,280,899	$—	$352,610,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $13,989,974. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $1,890,593, representing 0.6% of the Fund’s net assets.
(E)	Rate disclosed reflects the yield at April 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $351,291,470. Aggregate gross unrealized appreciation and depreciation for all securities is $21,385,847 and $20,066,560, respectively. Net unrealized appreciation for tax purposes is $1,319,287.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 137.1%
Argentina - 0.0% (A)
IRSA Inversiones y Representaciones SA, ADR (B)	500	$ 7,415

Australia - 0.3%
Orocobre, Ltd. (B)	18,600	46,953

Belgium - 1.1%
KBC Groep NV (C)	3,000	168,426

Bermuda - 1.5%
Arch Capital Group, Ltd. (B) (C)	1,900	133,931
Frontline, Ltd. (C)	11,300	93,958

		227,889

Canada - 2.2%
Agnico Eagle Mines, Ltd.	4,700	221,887
Pembina Pipeline Corp. (C)	2,600	78,102
Silver Standard Resources, Inc. (B) (C)	3,600	33,799

		333,788

China - 3.7%
Alibaba Group Holding, Ltd., ADR (B)	750	57,705
BYD Electronic International Co., Ltd. (B)	53,000	30,405
China BlueChemical, Ltd., H Shares	26,000	6,067
CNOOC, Ltd.	60,000	74,721
Ctrip.com International, Ltd., ADR (B) (C)	1,050	45,790
Dongfeng Motor Group Co., Ltd., H Shares	135,000	148,281
JD.com, Inc., ADR (B) (C)	5,500	140,580
Zhuzhou CSR Times Electric Co., Ltd., H Shares (C)	11,000	62,892

		566,441

Denmark - 1.7%
Novo Nordisk A/S, Class B (C)	2,000	111,667
Pandora A/S (C)	1,200	155,822

		267,489

Finland - 0.6%
Nokia OYJ (B) (C)	17,000	99,879

France - 7.6%
AXA SA (C)	2,000	50,416
BNP Paribas SA (C)	1,750	92,657
Capgemini SA (C)	1,550	144,702
Cellectis SA, ADR (B) (C)	1,800	48,978
Christian Dior SE (C)	1,400	245,831
Eurazeo SA (C)	1,000	70,421
Orange SA (C)	3,000	49,741
Peugeot SA (B) (C)	8,100	130,359
Safran SA (C)	1,000	68,898
Societe Generale SA (C)	800	31,374
TOTAL SA (C)	3,800	191,148
Vinci SA (C)	650	48,557

		1,173,082

Germany - 2.4%
Allianz SE, Class A (C)	900	152,778
Pfeiffer Vacuum Technology AG	600	64,485
Siemens AG, Class A (C)	125	13,042
ThyssenKrupp AG (C)	6,100	141,862

		372,167

Hong Kong - 3.3%
Beijing Enterprises Water Group, Ltd. (B)	74,500	44,660
BOC Hong Kong Holdings, Ltd. (C)	51,000	152,535

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Mobile, Ltd. (C)	7,000	$ 80,270
CK Hutchison Holdings, Ltd.	14,400	172,554
Galaxy Entertainment Group, Ltd. (C)	20,000	67,553

		517,572

Ireland - 2.2%
Experian PLC (C)	1,900	34,730
Greencore Group PLC	17,900	94,366
Shire PLC (C)	3,400	211,683

		340,779

Israel - 0.6%
Teva Pharmaceutical Industries, Ltd., ADR	1,600	87,120

Italy - 4.5%
Banca Popolare dell’Emilia Romagna SC	25,800	150,813
Buzzi Unicem SpA	5,000	94,696
Hera SpA	23,500	70,662
Intesa Sanpaolo SpA	57,600	159,611
Mediobanca SpA (C)	16,500	135,560
Prysmian SpA (C)	3,500	82,518

		693,860

Japan - 11.3%
Alps Electric Co., Ltd. (C)	4,800	82,962
Canon Marketing Japan, Inc. (C)	1,700	30,468
DTS Corp.	2,000	39,584
Fuji Heavy Industries, Ltd. (C)	5,200	170,742
Haseko Corp. (C)	8,600	77,766
Hitachi, Ltd. (C)	11,400	52,237
Kose Corp. (C)	1,200	109,758
LaSalle Logiport REIT (B)	90	85,940
Mitsubishi Corp. (D)	2,400	40,341
Mitsubishi UFJ Financial Group, Inc. (C)	33,600	155,058
Mizuho Financial Group, Inc.	71,300	106,872
Nippo Corp. (C)	2,500	41,451
ORIX Corp. (C)	4,600	65,067
Resona Holdings, Inc. (C)	16,900	59,746
Resorttrust, Inc. (C)	5,150	106,479
Sanwa Holdings Corp. (C)	6,600	51,209
Shimizu Corp. (C)	11,500	103,072
Sumitomo Heavy Industries, Ltd. (C)	5,100	21,433
Suruga Bank, Ltd. (D)	6,100	118,608
Temp Holdings Co., Ltd. (C)	8,800	132,102
Tosoh Corp. (C)	22,700	103,756

		1,754,651

Luxembourg - 0.9%
Adecoagro SA (B)	3,100	33,046
B&M European Value Retail SA	26,000	105,384

		138,430

Malaysia - 0.4%
MISC Bhd	30,000	64,892

Mexico - 1.5%
Compartamos SAB de CV	8,500	16,867
Gruma SAB de CV, Class B	2,100	30,610
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	12,000	69,581
Grupo Mexico SAB de CV, Series B	26,700	67,912
Wal-Mart de Mexico SAB de CV	18,500	45,721

		230,691

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 3.7%
Corbion NV	1,600	$ 40,837
ING Groep NV, CVA (C)	14,500	177,571
Koninklijke Ahold NV (C)	4,700	102,253
NN Group NV	3,000	103,948
Royal Dutch Shell PLC, Class B (C)	6,000	156,577

		581,186

Norway - 0.4%
Avance Gas Holding, Ltd. (C) (E)	1,100	7,500
Europris ASA (B) (E)	5,700	26,547
Statoil ASA	1,200	21,207

		55,254

Philippines - 0.9%
Manila Electric Co.	11,000	80,469
Security Bank Corp.	15,000	54,386

		134,855

Portugal - 0.3%
EDP - Energias de Portugal SA	13,900	49,404

Republic of Korea - 1.2%
Kangwon Land, Inc.	4,800	179,674

Singapore - 0.3%
SATS, Ltd.	17,400	53,047

South Africa - 1.6%
Mondi PLC (C)	6,000	114,671
Naspers, Ltd., Class N	1,000	137,210

		251,881

Spain - 4.2%
ACS Actividades de Construccion y Servicios SA (C)	3,088	102,100
Applus Services SA	7,600	70,141
Endesa SA	2,000	41,989
Euskaltel SA (B) (E)	14,500	159,723
Ferrovial SA (C)	3,700	79,607
Iberdrola SA (C)	23,400	166,231
Merlin Properties Socimi SA, REIT (C)	2,700	31,380

		651,171

Sweden - 0.9%
Svenska Cellulosa AB SCA, Class B	2,000	62,985
Tobii AB (B)	12,300	84,242

		147,227

Switzerland - 3.2%
Forbo Holding AG (B)	150	182,633
Georg Fischer AG	308	250,112
Nestle SA (C)	900	67,080

		499,825

Thailand - 1.9%
Intouch Holdings PCL	125,000	188,771
STP & I PCL	350,000	107,214

		295,985

United Kingdom - 11.3%
3i Group PLC (C)	26,000	179,920
Acacia Mining PLC	10,100	51,917
Carillion PLC	34,500	148,205
Go-Ahead Group PLC (C)	2,100	78,705
Hammerson PLC, REIT	17,000	145,187

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC (C)	3,000	$ 162,999
Indivior PLC	27,700	65,082
ITV PLC	80,000	263,241
John Wood Group PLC (C)	4,200	38,324
Lloyds Banking Group PLC	40,700	39,886
Michael Kors Holdings, Ltd. (B) (C)	1,000	51,660
National Grid PLC, Class B (C)	15,100	215,074
Paragon Group of Cos. PLC	8,900	38,649
QinetiQ Group PLC, Class A	25,800	84,330
Taylor Wimpey PLC	67,600	182,040

		1,745,219

United States - 61.4%
Acadia Healthcare Co., Inc. (B)	800	50,552
Aegion Corp., Class A (B) (C)	1,000	21,230
Allergan PLC (B) (C)	400	86,624
Allison Transmission Holdings, Inc., Class A (C)	3,000	86,430
Alphabet, Inc., Class A (B) (C)	100	70,788
AMC Entertainment Holdings, Inc., Class A (C)	1,700	47,906
Amdocs, Ltd. (C)	1,900	107,426
Anadarko Petroleum Corp., Class A (C)	3,800	200,488
Ashland, Inc. (C)	1,200	133,920
AutoZone, Inc. (B) (C)	231	176,768
AvalonBay Communities, Inc., REIT (C)	500	88,395
Baxter International, Inc. (C)	5,200	229,944
Blackhawk Network Holdings, Inc. (B) (C)	1,600	51,408
BroadSoft, Inc. (B) (C)	1,400	54,831
Bruker Corp. (C)	2,000	56,600
BWX Technologies, Inc. (C)	3,900	130,221
Carlisle Cos., Inc.	1,100	112,090
CBRE Group, Inc., Class A (B) (C)	4,700	139,261
Cisco Systems, Inc. (C)	1,500	41,235
ConAgra Foods, Inc. (C)	2,200	98,032
Concho Resources, Inc. (B) (C)	700	81,319
Corning, Inc. (C)	5,400	100,818
Curtiss-Wright Corp. (C)	900	68,922
CVS Health Corp. (C)	500	50,250
CyrusOne, Inc., REIT (C)	1,200	52,956
Delta Air Lines, Inc. (C)	600	25,002
Dollar General Corp. (C)	900	73,719
E*TRADE Financial Corp. (B) (C)	2,000	50,360
East West Bancorp, Inc. (C)	5,500	206,195
Eastman Chemical Co. (C)	1,600	122,208
Edwards Lifesciences Corp. (B) (C)	300	31,863
Emergent Biosolutions, Inc. (B) (C)	800	30,816
Energizer Holdings, Inc. (C)	3,700	160,913
Entergy Corp., Class B (C)	2,000	150,360
Frontier Communications Corp. (C)	7,400	41,144
Gibraltar Industries, Inc. (B) (C)	1,600	42,320
Glaukos Corp. (B) (C)	500	9,420
Goodyear Tire & Rubber Co. (C)	3,300	95,601
Great Plains Energy, Inc. (C)	2,500	78,075
Great Southern Bancorp, Inc. (C)	500	18,930
Great Western Bancorp, Inc. (C)	2,200	69,344
Gulfport Energy Corp. (B) (C)	2,500	78,250
Hartford Financial Services Group, Inc. (C)	3,300	146,454
HMS Holdings Corp. (B) (C)	3,900	65,871
HollyFrontier Corp. (C)	1,200	42,720
Hologic, Inc. (B) (C)	5,900	198,181

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Huntington Ingalls Industries, Inc. (C)	900	$ 130,293
IMS Health Holdings, Inc. (B) (C)	3,900	103,896
Ingersoll-Rand PLC (C)	2,800	183,512
Inphi Corp. (B) (C)	1,700	50,439
Inter Parfums, Inc. (C)	2,800	85,736
Intersil Corp., Class A (C)	6,500	75,985
IntraLinks Holdings, Inc. (B) (C)	4,700	41,877
John B Sanfilippo & Son, Inc. (C)	600	33,198
KapStone Paper and Packaging Corp. (C)	8,600	136,654
KAR Auction Services, Inc. (C)	4,300	161,680
L-3 Communications Holdings, Inc. (C)	1,200	157,836
Lear Corp. (C)	900	103,617
Liberty TripAdvisor Holdings, Inc., Class A (B) (C)	2,100	46,326
Lowe’s Cos., Inc. (C)	1,300	98,826
MasterCard, Inc., Class A (C)	400	38,796
Matador Resources Co. (B) (C)	3,300	71,115
McDonald’s Corp. (C)	500	63,245
Microsoft Corp. (C)	800	39,896
National Beverage Corp. (B) (C)	500	23,370
Nautilus, Inc., Class A (B) (C)	2,800	49,392
NCI Building Systems, Inc. (B) (C)	3,000	44,220
Newfield Exploration Co. (B) (C)	5,100	184,875
Norfolk Southern Corp. (C)	1,000	90,110
NVIDIA Corp. (C)	1,600	56,848
NVR, Inc. (B) (C)	105	174,436
Old Republic International Corp. (C)	4,400	81,356
OneMain Holdings, Inc. (B) (C)	1,600	50,912
Pfizer, Inc. (C)	1,200	39,252
Priceline Group, Inc. (B) (C)	46	61,808
PVH Corp. (C)	1,200	114,720
Regions Financial Corp. (C)	1,500	14,070
Retail Properties of America, Inc., Class A, REIT (C)	3,300	52,767
Revlon, Inc., Class A (B) (C)	400	14,572
Ross Stores, Inc. (C)	1,700	96,526
Sabre Corp. (C)	1,900	55,005
salesforce.com, Inc. (B) (C)	1,500	113,700
SBA Communications Corp., Class A (B) (C)	2,200	226,688
ServiceMaster Global Holdings, Inc. (B) (C)	1,900	72,808
Shenandoah Telecommunications Co. (C)	1,000	28,690
Sherwin-Williams Co. (C)	600	172,386
Signature Bank (B) (C)	900	124,047
Skechers U.S.A., Inc., Class A (B) (C)	900	29,745
Snap-on, Inc. (C)	1,400	222,992
Sovran Self Storage, Inc., REIT (C)	1,600	169,952
Sprouts Farmers Market, Inc. (B) (C)	2,500	70,175
Steel Dynamics, Inc. (C)	5,700	143,697
Sun Communities, Inc., REIT (C)	2,100	142,527
SVB Financial Group (B) (C)	487	50,784
Synchrony Financial (B) (C)	8,100	247,617
Take-Two Interactive Software, Inc. (B) (C)	1,500	51,270
Talmer Bancorp, Inc., Class A (C)	3,200	62,080
Thermo Fisher Scientific, Inc. (C)	800	115,400
United Continental Holdings, Inc. (B) (C)	2,400	109,944
United Rentals, Inc. (B) (C)	600	40,158
UnitedHealth Group, Inc. (C)	800	105,344
US Concrete, Inc. (B) (C)	500	30,880
VCA, Inc. (B) (C)	900	56,673

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
VEREIT, Inc. (C)	4,900	$ 43,512
Xilinx, Inc. (C)	4,100	176,628

		9,511,023

Total Common Stocks (Cost $21,303,990)		21,247,275

INVESTMENT COMPANY - 1.1%
Switzerland - 1.1%
BB Biotech AG	3,000	160,742

Total Investment Company (Cost $144,640)		160,742

MASTER LIMITED PARTNERSHIP - 0.2%
United States - 0.2%
NextEra Energy Partners, LP	1,100	31,779

Total Master Limited Partnership (Cost $31,869)		31,779

Total Investments (Cost $21,480,499) (F)		21,439,796

SECURITIES SOLD SHORT - (81.1)% (G) (H)
COMMON STOCKS - (81.0)%
Australia - (1.1)%
BHP Billiton PLC	(3,100)	(42,265)
Insurance Australia Group, Ltd.	(8,300)	(36,414)
Santos, Ltd.	(25,400)	(92,702)

		(171,381)

Austria - (0.6)%
OMV AG	(3,300)	(99,039)

Belgium - (0.8)%
Colruyt SA	(1,500)	(86,360)
Ontex Group NV	(1,400)	(42,890)

		(129,250)

Brazil - (0.2)%
Fibria Celulose SA, ADR	(2,500)	(22,150)

Canada - (2.2)%
Goldcorp, Inc.	(8,000)	(161,200)
Inter Pipeline, Ltd.	(2,600)	(55,597)
Peyto Exploration & Development Corp.	(4,600)	(117,429)

		(334,226)

Cayman Islands - (0.2)%
Greenlight Capital Re, Ltd., Class A	(1,400)	(30,142)

China - (3.2)%
China Minsheng Banking Corp., Ltd., H Shares	(73,500)	(69,171)
Country Garden Holdings Co., Ltd.	(475,000)	(187,381)
Tingyi Cayman Islands Holding Corp.	(157,400)	(184,857)
Uni-President China Holdings, Ltd.	(65,000)	(60,668)

		(502,077)

Denmark - (2.2)%
Genmab A/S	(1,000)	(148,161)
Novozymes A/S, B Shares	(3,900)	(186,908)

		(335,069)

France - (4.5)%
Air Liquide SA	(600)	(68,016)
Bollore SA	(31,400)	(124,403)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
France (continued)
Casino Guichard Perrachon SA	(1,300)	$ (77,346)
DBV Technologies SA	(700)	(47,860)
Elis SA	(2,000)	(36,722)
Essilor International SA	(1,700)	(220,061)
Eutelsat Communications SA	(1,600)	(49,695)
Kering	(400)	(68,543)

		(692,646)

Germany - (1.4)%
adidas AG	(600)	(77,360)
Bayerische Motoren Werke AG	(1,200)	(110,612)
Nemetschek SE	(600)	(33,527)

		(221,499)

Hong Kong - (3.6)%
Bank of East Asia, Ltd.	(21,000)	(76,345)
China Merchants Holdings International Co., Ltd.	(45,000)	(134,300)
First Pacific Co., Ltd.	(130,000)	(82,456)
Hong Kong & China Gas Co., Ltd.	(25,000)	(46,668)
Shangri-La Asia, Ltd.	(108,000)	(132,269)
SJM Holdings, Ltd.	(130,000)	(87,651)

		(559,689)

Ireland - (0.1)%
XL Group PLC, Class A	(600)	(19,638)

Israel - (0.5)%
Check Point Software Technologies, Ltd.	(900)	(74,583)

Italy - (0.3)%
Prada SpA	(11,800)	(40,008)

Japan - (3.1)%
Chugoku Electric Power Co., Inc.	(10,000)	(129,785)
ITO En, Ltd.	(3,800)	(115,988)
Mizuno Corp.	(10,600)	(50,355)
Nidec Corp.	(500)	(36,637)
Odakyu Electric Railway Co., Ltd.	(5,900)	(64,071)
Plenus Co., Ltd.	(2,500)	(45,855)
Shiseido Co., Ltd.	(1,900)	(42,257)

		(484,948)

Mexico - (1.5)%
Coca-Cola Femsa SAB de CV, ADR	(300)	(26,187)
Grupo Bimbo SAB de CV, Series A	(43,700)	(133,071)
Grupo Carso SAB de CV, Series A1	(15,800)	(76,104)

		(235,362)

Netherlands - (0.5)%
Koninklijke BAM Groep NV	(7,600)	(36,594)
Koninklijke DSM NV	(600)	(36,797)

		(73,391)

New Zealand - (0.2)%
Fletcher Building, Ltd.	(5,400)	(31,287)

Norway - (1.0)%
Marine Harvest ASA	(9,500)	(147,836)

Peru - (0.1)%
Southern Copper Corp.	(700)	(20,769)

South Africa - (0.7)%
Discovery, Ltd.	(9,700)	(86,689)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
South Africa (continued)
Fortress Income Fund, Ltd.	(10,000)	$ (26,413)

		(113,102)

Spain - (2.3)%
Banco Bilbao Vizcaya Argentaria SA	(10,000)	(68,508)
Bankinter SA	(10,000)	(76,215)
CaixaBank SA	(7,500)	(22,578)
EDP Renovaveis SA	(11,900)	(92,794)
Telefonica SA	(8,000)	(87,225)

		(347,320)

Sweden - (1.2)%
Autoliv, Inc.	(300)	(36,741)
Lundin Petroleum AB	(3,900)	(73,042)
Svenska Handelsbanken AB, A Shares	(5,600)	(74,546)

		(184,329)

Switzerland - (2.2)%
STMicroelectronics NV	(14,000)	(86,085)
Swatch Group AG	(240)	(81,960)
Zurich Insurance Group AG	(800)	(179,047)

		(347,092)

United Kingdom - (11.1)%
Anglo American PLC	(2,500)	(27,886)
Atlassian Corp. PLC, Class A	(1,500)	(34,755)
Auto Trader Group PLC (E)	(20,000)	(109,586)
AVEVA Group PLC	(1,700)	(39,992)
Barclays PLC	(25,900)	(64,902)
BT Group PLC	(29,800)	(192,980)
Bunzl PLC	(4,200)	(125,130)
Cineworld Group PLC	(4,200)	(31,789)
CNH Industrial NV	(5,200)	(39,894)
Compass Group PLC	(8,500)	(151,397)
HSBC Holdings PLC	(17,901)	(118,356)
J D Wetherspoon PLC	(5,800)	(56,187)
John Laing Group PLC (E)	(13,600)	(42,227)
Merlin Entertainments PLC (E)	(15,900)	(100,247)
Noble Corp. PLC	(4,400)	(49,412)
Pearson PLC	(5,300)	(62,340)
Pennon Group PLC	(3,600)	(42,712)
Provident Financial PLC	(1,800)	(76,640)
Royal Bank of Scotland Group PLC	(19,300)	(64,861)
St. James’s Place PLC	(6,300)	(79,810)
United Utilities Group PLC	(10,000)	(137,275)
Worldpay Group PLC (E)	(19,600)	(76,436)

		(1,724,814)

United States - (36.2)%
Alaska Air Group, Inc.	(1,100)	(77,473)
Alcoa, Inc.	(4,500)	(50,265)
American Express Co.	(1,300)	(85,059)
American States Water Co.	(700)	(29,183)
AmerisourceBergen Corp., Class A	(500)	(42,550)
Assurant, Inc.	(600)	(50,742)
athenahealth, Inc.	(100)	(13,330)
Autodesk, Inc.	(1,300)	(77,766)
Automatic Data Processing, Inc.	(400)	(35,376)
B&G Foods, Inc.	(500)	(20,605)
Boeing Co.	(200)	(26,960)
Brown & Brown, Inc.	(1,300)	(45,643)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
United States (continued)
CalAtlantic Group, Inc.	(4,200)	$ (135,954)
CarMax, Inc.	(900)	(47,655)
Carpenter Technology Corp.	(1,100)	(38,951)
Casey’s General Stores, Inc.	(500)	(56,000)
CDK Global, Inc.	(800)	(38,056)
Cincinnati Bell, Inc.	(6,200)	(23,684)
Cintas Corp.	(200)	(17,956)
Clean Harbors, Inc.	(2,200)	(108,680)
Cognizant Technology Solutions Corp., Class A	(600)	(35,022)
Colgate-Palmolive Co.	(800)	(56,736)
Communications Sales & Leasing, Inc., REIT	(400)	(9,292)
ConnectOne Bancorp, Inc.	(1,300)	(22,373)
Cooper Cos., Inc.	(900)	(137,772)
Covanta Holding Corp.	(2,000)	(32,520)
CYS Investments, Inc., REIT	(12,000)	(97,320)
Deere & Co.	(700)	(58,877)
DISH Network Corp., Class A	(800)	(39,432)
Dunkin’ Brands Group, Inc.	(1,400)	(65,100)
Eaton Vance Corp.	(3,300)	(113,949)
Education Realty Trust, Inc., REIT	(3,000)	(119,310)
EOG Resources, Inc.	(500)	(41,310)
EW Scripps Co., Class A	(3,000)	(45,540)
Expedia, Inc.	(300)	(34,731)
Express Scripts Holding Co.	(700)	(51,611)
First Cash Financial Services, Inc.	(500)	(22,865)
First Solar, Inc.	(1,200)	(67,008)
Flowserve Corp.	(1,300)	(63,453)
FMC Technologies, Inc.	(1,600)	(48,784)
G-III Apparel Group, Ltd.	(1,100)	(49,775)
Graco, Inc.	(700)	(54,873)
Hawaiian Electric Industries, Inc.	(3,500)	(114,415)
Heartland Express, Inc.	(6,700)	(121,337)
Hershey Co.	(500)	(46,555)
Howard Hughes Corp.	(400)	(42,068)
HSN, Inc.	(500)	(26,515)
Intel Corp.	(1,200)	(36,336)
International Business Machines Corp.	(500)	(72,970)
J.M. Smucker, Co.	(400)	(50,792)
Kemper Corp.	(1,300)	(40,248)
Kroger Co.	(400)	(14,156)
Macerich Co., Class A, REIT	(1,300)	(98,904)
MannKind Corp.	(2,200)	(2,970)
Mattel, Inc.	(4,500)	(139,905)
Matthews International Corp., Class A	(900)	(47,376)
MB Financial, Inc.	(3,600)	(125,136)
Monsanto Co.	(1,400)	(131,152)
Netflix, Inc.	(300)	(27,009)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
United States (continued)
Nordstrom, Inc.	(2,400)	$ (122,712)
Nu Skin Enterprises, Inc.	(900)	(36,693)
Oshkosh Corp.	(900)	(43,965)
Otter Tail Corp.	(900)	(26,028)
PAREXEL International Corp.	(1,500)	(91,650)
Patterson Cos., Inc.	(2,400)	(104,040)
Pennsylvania Real Estate Investment Trust	(3,100)	(71,114)
People’s United Financial, Inc.	(9,400)	(145,700)
Planet Fitness, Inc., Class A	(2,200)	(33,792)
PNM Resources, Inc.	(2,100)	(66,528)
RLI Corp.	(1,700)	(105,706)
Samsonite International SA	(20,000)	(64,459)
Santander Consumer USA Holdings, Inc.	(3,800)	(50,046)
Schlumberger, Ltd.	(900)	(72,306)
Sonoco Products Co.	(3,000)	(140,670)
SS&C Technologies Holdings, Inc.	(600)	(36,690)
STAG Industrial, Inc., REIT	(4,300)	(85,828)
Team Health Holdings, Inc.	(900)	(37,647)
Tempur Sealy International, Inc.	(900)	(54,603)
Tenet Healthcare Corp.	(1,600)	(50,704)
Trinity Industries, Inc.	(8,100)	(158,031)
TripAdvisor, Inc.	(300)	(19,377)
Triumph Group, Inc.	(3,100)	(112,158)
Tyler Technologies, Inc.	(600)	(87,846)
Under Armour, Inc., Class A	(800)	(35,152)
Valley National Bancorp	(7,800)	(73,788)
Walt Disney, Co.	(600)	(61,956)
Westamerica Bancorporation	(1,300)	(63,336)
Workday, Inc., Class A	(500)	(37,490)
World Wrestling Entertainment, Inc., Class A	(1,000)	(16,640)
Zeltiq Aesthetics, Inc.	(700)	(20,930)
Zions Bancorporation	(2,000)	(55,040)

		(5,610,010)

Total Common Stocks (Proceeds $11,964,834)		(12,551,657)

MASTER LIMITED PARTNERSHIP - (0.1)%
United States - (0.1)%
Blackstone Group, LP	(600)	(16,464)

Total Master Limited Partnership (Proceeds $18,370)		(16,464)

Total Securities Sold Short (Proceeds $11,983,204)		(12,568,121)

Net Other Assets (Liabilities) - 42.7%		6,622,668

Net Assets - 100.0%		$ 15,494,343

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.4%	$2,012,993
Oil, Gas & Consumable Fuels	6.0	1,281,980
Machinery	4.3	920,862
Real Estate Investment Trusts	3.8	812,616

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Metals & Mining	3.4%	$723,343
Insurance	3.1	668,883
Aerospace & Defense	3.0	640,500
Household Durables	2.9	616,875
Pharmaceuticals	2.8	601,428
Textiles, Apparel & Luxury Goods	2.8	597,778
Chemicals	2.7	579,174
Electric Utilities	2.6	566,528
Construction & Engineering	2.5	544,222
Diversified Telecommunication Services	2.2	477,296
Health Care Equipment & Supplies	2.2	469,408
Automobiles	2.1	449,382
Media	2.1	448,357
IT Services	2.0	436,921
Hotels, Restaurants & Leisure	1.9	416,951
Specialty Retail	1.7	372,120
Capital Markets	1.7	365,840
Semiconductors & Semiconductor Equipment	1.7	359,900
Food Products	1.7	356,332
Consumer Finance	1.5	315,396
Wireless Telecommunication Services	1.4	297,731
Industrial Conglomerates	1.4	297,686
Internet & Catalog Retail	1.4	294,504
Multi-Utilities	1.3	285,736
Food & Staples Retailing	1.3	268,399
Software	1.2	259,697
Paper & Forest Products	1.2	251,325
Professional Services	1.1	236,973
Electronic Equipment, Instruments & Components	1.1	236,017
Household Products	1.0	223,898
Health Care Providers & Services	1.0	212,569
Personal Products	1.0	210,066
Multiline Retail	1.0	205,650
Auto Components	0.9	199,218
Life Sciences Tools & Services	0.8	172,000
Communications Equipment	0.8	171,519
Internet Software & Services	0.8	170,370
Health Care Technology	0.8	169,767
Road & Rail	0.8	168,815
Tobacco	0.8	162,999
Commercial Services & Supplies	0.8	161,680
International Equity Funds	0.7	160,742
Real Estate Management & Development	0.7	146,676
Electrical Equipment	0.7	145,410
Building Products	0.6	137,749
Diversified Financial Services	0.6	135,488
Airlines	0.6	134,946
Construction Materials	0.6	125,576
Transportation Infrastructure	0.6	122,628
Technology Hardware, Storage & Peripherals	0.4	84,242
Trading Companies & Distributors	0.4	80,499
Biotechnology	0.4	79,794
Diversified Consumer Services	0.3	72,808
Marine	0.3	64,892
Leisure Products	0.2	49,392
Water Utilities	0.2	44,660
Thrifts & Mortgage Finance	0.2	38,649

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Long/Short Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Energy Equipment & Services	0.2%	$38,324
Independent Power & Renewable Electricity Producers	0.1	31,779
Distributors	0.1	30,468
Beverages	0.1	23,370

Total Investments	100.0%	$21,439,796

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,681,727	$10,565,548	$—	$21,247,275
Investment Company	—	160,742	—	160,742
Master Limited Partnership	31,779	—	—	31,779

Total Investments	$10,713,506	$10,726,290	$—	$21,439,796

LIABILITIES
Securities Sold Short
Common Stocks	$(6,403,329)	$(6,148,328)	$—	$(12,551,657)
Master Limited Partnership	(16,464)	—	—	(16,464)

Total Investments Sold Short	$(6,419,793)	$(6,148,328)	$—	$(12,568,121)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $15,438,998.
(D)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(E)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $(134,726), representing (0.9)% of the Fund‘s net assets.
(F)	Aggregate cost for federal income tax purposes is $21,480,499. Aggregate gross unrealized appreciation and depreciation for all securities is $955,370 and $996,073, respectively. Net unrealized depreciation for tax purposes is $40,703.
(G)	Cash in the amount of $904,103 has been segregated by the custodian as collateral for open securities sold short transactions.
(H)	Cash in the amount of $2,240 has been segregated by the broker as collateral for open securities sold short transactions.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Growth

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.6%
Boeing Co. (A)	53,657	$ 7,232,964

Automobiles - 1.3%
Tesla Motors, Inc. (A) (B)	24,586	5,919,325

Beverages - 1.8%
Constellation Brands, Inc., Class A	14,664	2,288,464
Monster Beverage Corp. (B)	38,379	5,535,019

		7,823,483

Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (B)	46,679	6,501,451
Biogen, Inc. (B)	22,096	6,076,179
BioMarin Pharmaceutical, Inc. (B)	26,409	2,236,314
Celgene Corp. (B)	86,994	8,996,050
Regeneron Pharmaceuticals, Inc., Class A (B)	14,866	5,600,171

		29,410,165

Capital Markets - 0.6%
Morgan Stanley	97,210	2,630,503

Chemicals - 0.6%
Monsanto Co.	29,678	2,780,235

Communications Equipment - 1.0%
Palo Alto Networks, Inc. (A) (B)	29,072	4,386,093

Diversified Financial Services - 1.3%
S&P Global, Inc.	51,845	5,539,638

Energy Equipment & Services - 0.6%
Schlumberger, Ltd.	30,036	2,413,092

Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	49,974	7,402,648
Kroger Co.	208,858	7,391,485

		14,794,133

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	130,391	5,072,210

Hotels, Restaurants & Leisure - 5.2%
Marriott International, Inc., Class A (A)	117,604	8,242,864
McDonald’s Corp.	52,308	6,616,439
Starbucks Corp.	147,672	8,303,597

		23,162,900

Industrial Conglomerates - 0.6%
General Electric Co.	88,132	2,710,059

Internet & Catalog Retail - 9.8%
Amazon.com, Inc. (B)	37,675	24,850,053
JD.com, Inc., ADR (B)	80,026	2,045,465
Netflix, Inc. (B)	107,297	9,659,949
Priceline Group, Inc. (B)	5,111	6,867,446

		43,422,913

Internet Software & Services - 14.3%
Alibaba Group Holding, Ltd., ADR (B)	93,551	7,197,814
Alphabet, Inc., Class A (B)	18,539	13,123,388
Alphabet, Inc., Class C (B)	19,118	13,248,965
Facebook, Inc., Class A (B)	163,050	19,171,419
Tencent Holdings, Ltd.	519,391	10,639,718

		63,381,304

IT Services - 7.9%
FleetCor Technologies, Inc. (B)	36,142	5,590,444
MasterCard, Inc., Class A	142,310	13,802,647

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A (A)	201,308	$ 15,549,030

		34,942,121

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (B)	24,808	3,348,832

Media - 3.1%
Time Warner, Inc.	71,682	5,386,185
Walt Disney Co.	81,260	8,390,908

		13,777,093

Oil, Gas & Consumable Fuels - 1.2%
Concho Resources, Inc. (B)	46,454	5,396,561

Pharmaceuticals - 6.9%
Allergan PLC (B)	28,169	6,100,279
Bristol-Myers Squibb Co.	154,099	11,122,866
Novo Nordisk A/S, ADR	106,284	5,929,584
Shire PLC, Class B, ADR (A)	40,496	7,589,760

		30,742,489

Real Estate Investment Trusts - 1.4%
American Tower Corp., Class A	58,904	6,177,852

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp. (A)	36,644	1,301,961
NXP Semiconductors NV (B)	61,273	5,225,362

		6,527,323

Software - 10.4%
Adobe Systems, Inc. (B)	105,620	9,951,516
Atlassian Corp. PLC, Class A (B)	7,052	163,395
Microsoft Corp.	212,147	10,579,771
Red Hat, Inc. (B)	95,514	7,007,862
salesforce.com, Inc. (B)	128,986	9,777,139
Splunk, Inc. (A) (B)	75,275	3,912,795
Workday, Inc., Class A (A) (B)	65,026	4,875,649

		46,268,127

Specialty Retail - 7.9%
Home Depot, Inc.	50,191	6,720,073
Industria de Diseno Textil SA (A)	304,427	9,772,560
L Brands, Inc.	36,804	2,881,385
O’Reilly Automotive, Inc. (B)	34,487	9,059,045
TJX Cos., Inc.	88,693	6,724,703

		35,157,766

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	186,645	17,496,102

Textiles, Apparel & Luxury Goods - 4.6%
lululemon athletica, Inc. (B)	27,648	1,812,327
NIKE, Inc., Class B	215,780	12,718,073
Under Armour, Inc., Class A (A) (B)	85,215	3,744,347
Under Armour, Inc., Class C (A) (B)	53,894	2,198,875

		20,473,622

Total Common Stocks (Cost $271,197,141)		440,986,905

SECURITIES LENDING COLLATERAL - 15.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	67,382,780	67,382,780

Total Securities Lending Collateral (Cost $67,382,780)		67,382,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. 0.03% (C),
dated 04/29/2016, to be repurchased at $3,711,355 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $3,788,363.

	$ 3,711,346	$ 3,711,346

Total Repurchase Agreement (Cost $3,711,346)		3,711,346

Total Investments (Cost $342,291,267) (D)		512,081,031
Net Other Assets (Liabilities) - (15.5)%		(68,539,250)

Net Assets - 100.0%		$ 443,541,781

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$420,574,627	$20,412,278	$—	$440,986,905
Securities Lending Collateral	67,382,780	—	—	67,382,780
Repurchase Agreement	—	3,711,346	—	3,711,346

Total Investments	$487,957,407	$24,123,624	$—	$512,081,031

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $65,749,635. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $342,291,267. Aggregate gross unrealized appreciation and depreciation for all securities is $176,076,118 and $6,286,354, respectively. Net unrealized appreciation for tax purposes is $169,789,764.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.6%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 5,145,000	$ 4,375,823
7.75%, 03/15/2020 (A) (B)	5,148,000	5,083,650
Triumph Group, Inc. 5.25%, 06/01/2022	3,138,000	2,918,340

		12,377,813

Airlines - 2.7%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	1,740,000	1,709,550
5.50%, 10/01/2019 (A)	3,471,000	3,540,420
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	4,532,209	4,628,518
5.63%, 01/15/2021 (A)	2,696,668	2,757,343
6.00%, 01/15/2017 (A)	1,104,345	1,123,671
6.13%, 07/15/2018 (A)	2,810,000	2,873,225
Continental Airlines Pass-Through Certificates 6.13%, 04/29/2018	2,224,000	2,335,200
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	832,297	848,943
6.90%, 10/19/2023	4,601,888	4,774,459
United Airlines Pass-Through Trust 4.63%, 03/03/2024	1,017,513	1,009,881
United Continental Holdings, Inc. 6.38%, 06/01/2018	661,000	696,364
US Airways Pass-Through Trust
5.45%, 06/03/2018	881,000	889,810
6.75%, 12/03/2022	1,913,735	2,018,990

		29,206,374

Auto Components - 0.2%
Goodyear Tire & Rubber Co. 6.50%, 03/01/2021	2,398,000	2,525,394

Automobiles - 0.2%
General Motors Financial Co., Inc. 4.75%, 08/15/2017	1,884,000	1,956,909

Banks - 3.5%
Bank of America Corp.
6.30% (C), 03/10/2026 (D)	2,525,000	2,644,937
8.00% (C), 01/30/2018 (D)	6,133,000	5,979,675
Barclays PLC
6.63% (C), 09/15/2019 (B) (D)	1,765,000	1,614,975
8.25% (C), 12/15/2018 (D)	3,149,000	3,156,980
BNP Paribas SA 7.63% (C), 03/30/2021 (A) (B) (D)	1,055,000	1,078,738
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,521,562
5.00%, 05/15/2017	450,000	459,281
5.25%, 03/15/2018	1,583,000	1,632,469
5.50%, 02/15/2019 (A)	3,650,000	3,823,375
Citigroup, Inc. 6.30% (C), 05/15/2024 (D)	5,828,000	5,711,440
JPMorgan Chase & Co. 7.90% (C), 04/30/2018 (D)	6,581,000	6,618,018
Lloyds Banking Group PLC 7.50% (C), 06/27/2024 (D)	3,450,000	3,420,675

		37,662,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 1.3%
Constellation Brands, Inc. 4.25%, 05/01/2023	$ 4,397,000	$ 4,594,865
Cott Beverages, Inc.
5.38%, 07/01/2022	5,149,000	5,290,597
6.75%, 01/01/2020	3,825,000	4,006,688

		13,892,150

Biotechnology - 0.2%
Concordia Healthcare Corp. 7.00%, 04/15/2023 (A)	2,241,000	2,078,528

Building Products - 2.4%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017	10,018,000	8,214,760
Builders FirstSource, Inc. 10.75%, 08/15/2023 (A)	5,675,000	5,987,125
Griffon Corp. 5.25%, 03/01/2022	4,490,000	4,512,450
Norbord, Inc. 6.25%, 04/15/2023 (A)	2,691,000	2,717,910
Ply Gem Industries, Inc. 6.50%, 02/01/2022	4,147,000	4,056,692

		25,488,937

Capital Markets - 1.7%
Credit Suisse Group AG
6.25% (C), 12/18/2024 (A) (D)	543,000	499,560
7.50% (C), 12/11/2023 (A) (D)	6,095,000	6,053,822
Deutsche Bank AG 7.50% (C), 04/30/2025 (D)	3,400,000	3,009,000
Goldman Sachs Capital II 4.00% (C), 05/31/2016 (D)	6,562,000	4,728,577
Goldman Sachs Group, Inc. 5.70% (C), 05/10/2019 (B) (D)	545,000	530,694
Morgan Stanley 5.55% (C), 07/15/2020 (B) (D)	4,000,000	3,960,000

		18,781,653

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	10,225,000	8,563,438
10.00%, 04/15/2020	620,000	573,500
PQ Corp. 6.75%, 11/15/2022 (A) (E)	625,000	644,531
Tronox Finance LLC 7.50%, 03/15/2022 (A)	3,100,000	2,573,000

		12,354,469

Commercial Services & Supplies - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A) (B)	2,750,000	2,523,125
5.50%, 04/01/2023 (B)	2,850,000	2,724,030

		5,247,155

Construction & Engineering - 1.8%
Abengoa Finance SAU 7.75%, 02/01/2020 (A) (F)	1,606,000	128,480
Abengoa Greenfield SA 6.50%, 10/01/2019 (A)	2,490,000	174,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 (A)	$ 6,724,000	$ 5,765,830
Brookfield Residential Properties, Inc. 6.38%, 05/15/2025 (A)	2,867,000	2,580,300
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	3,515,000	2,460,500
7.25%, 10/15/2020 (A)	5,630,000	5,027,477
7.50%, 05/15/2016	85,000	85,000
8.00%, 11/01/2019 (A)	1,450,000	1,015,000
9.13%, 11/15/2020 (A)	2,977,000	2,202,980

		19,439,867

Consumer Finance - 4.6%
Ally Financial, Inc.
4.75%, 09/10/2018	2,825,000	2,895,625
5.75%, 11/20/2025	1,761,000	1,783,013
7.50%, 09/15/2020	4,778,000	5,363,305
8.00%, 03/15/2020 - 11/01/2031	3,702,000	4,295,254
Altice Financing SA
6.63%, 02/15/2023 (A)	3,575,000	3,534,960
7.50%, 05/15/2026 (A) (E)	2,150,000	2,152,687
Altice US Finance I Corp. 5.38%, 07/15/2023 (A)	1,295,000	1,322,260
Altice US Financing SA 7.75%, 07/15/2025 (A)	300,000	300,000
Navient Corp.
4.88%, 06/17/2019, MTN (B)	2,261,000	2,166,038
5.00%, 06/15/2018, MTN	1,700,000	1,668,125
5.00%, 10/26/2020	98,000	93,590
5.88%, 10/25/2024	3,429,000	3,008,947
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	2,688,000	2,748,480
7.25%, 12/15/2021 (A)	4,046,000	4,207,840
Springleaf Finance Corp.
6.00%, 06/01/2020	3,625,000	3,470,937
7.75%, 10/01/2021 (B)	6,772,000	6,687,350
8.25%, 12/15/2020 (B)	3,720,000	3,836,250

		49,534,661

Containers & Packaging - 1.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.63% (C), 12/15/2019 (A) (B)	5,050,000	5,099,869
4.63%, 05/15/2023 (A) (E)	763,000	763,000
7.25%, 05/15/2024 (A) (E)	750,000	750,000
Ball Corp.
4.38%, 12/15/2020	1,185,000	1,232,400
5.25%, 07/01/2025	2,962,000	3,115,669
Coveris Holdings SA 7.88%, 11/01/2019 (A)	3,955,000	3,796,800
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	2,263,000	2,432,725
6.38%, 08/15/2025 (A) (B)	931,000	1,003,152

		18,193,615

Diversified Financial Services - 2.4%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	900,000	922,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (continued)
4.63%, 10/30/2020	$ 300,000	$ 312,000
4.63%, 07/01/2022 (B)	275,000	284,625
Denali International LLC / Denali Finance Corp. 5.63%, 10/15/2020 (A)	9,736,000	10,247,140
Glen Meadow Pass-Through Trust 6.51% (C), 02/12/2067 (A)	7,316,000	5,358,970
ILFC E-Capital Trust I 4.24% (C), 12/21/2065 (A) (B)	6,576,000	5,392,320
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.50%, 04/15/2021 (A)	3,313,000	2,998,265

		25,515,820

Diversified Telecommunication Services - 6.4%
CenturyLink, Inc.
7.50%, 04/01/2024	1,975,000	1,979,938
7.60%, 09/15/2039	7,786,000	6,618,100
7.65%, 03/15/2042	8,009,000	6,807,650
Frontier Communications Corp.
6.88%, 01/15/2025	500,000	416,250
7.13%, 01/15/2023	1,000,000	885,000
7.63%, 04/15/2024	4,710,000	4,181,067
9.00%, 08/15/2031	4,583,000	3,935,651
10.50%, 09/15/2022 (A)	1,060,000	1,090,602
11.00%, 09/15/2025 (A)	326,000	329,260
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	3,021,000	3,326,876
7.63%, 06/15/2021	1,196,000	1,330,550
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	3,575,000	2,931,500
7.25%, 10/15/2020 (B)	570,000	416,100
7.50%, 04/01/2021 (B)	633,000	451,013
8.00%, 02/15/2024 (A) (B)	722,000	747,270
Neptune Finco Corp.
6.63%, 10/15/2025 (A)	2,290,000	2,461,750
10.88%, 10/15/2025 (A)	875,000	973,438
Sprint Capital Corp.
6.90%, 05/01/2019	3,343,000	3,058,845
8.75%, 03/15/2032	1,386,000	1,101,870
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (A)	3,140,000	3,194,950
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	3,975,000	4,004,812
6.38%, 04/15/2023 (A)	4,035,000	4,156,050
Virgin Media Secured Finance PLC 5.25%, 01/15/2026 (A)	1,405,000	1,409,046
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	2,950,000	2,815,775
7.38%, 04/23/2021 (A)	6,136,000	5,461,040
Windstream Services LLC
7.75%, 10/15/2020 (B)	1,927,000	1,742,952
7.75%, 10/01/2021	3,020,000	2,559,450

		68,386,805

Electric Utilities - 1.6%
Elwood Energy LLC 8.16%, 07/05/2026	3,777,281	4,164,452

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Homer City Generation, LP
8.14%, 10/01/2019	$ 2,220,483	$ 1,287,880
8.73%, 10/01/2026	6,137,938	3,560,004
Red Oak Power LLC 9.20%, 11/30/2029	4,740,000	4,894,050
Terraform Global Operating LLC 9.75%, 08/15/2022 (A) (B)	3,956,000	3,506,005

		17,412,391

Electronic Equipment, Instruments & Components - 0.5%
Belden, Inc. 5.50%, 09/01/2022 (A)	3,250,000	3,282,500
Sanmina Corp. 4.38%, 06/01/2019 (A)	2,121,000	2,168,723

		5,451,223

Energy Equipment & Services - 2.9%
CSI Compressco, LP / Compressco Finance, Inc. 7.25%, 08/15/2022	3,349,000	2,628,965
Genesis Energy, LP / Genesis Energy Finance Corp. 6.75%, 08/01/2022	3,790,000	3,638,589
NuStar Logistics, LP
4.80%, 09/01/2020	2,055,000	1,931,700
6.75%, 02/01/2021	2,330,000	2,306,700
8.15%, 04/15/2018	960,000	988,800
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	4,165,000	4,305,323
5.88%, 03/01/2022	1,783,000	1,822,057
Rowan Cos., Inc. 4.88%, 06/01/2022	3,162,000	2,572,764
Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	1,794,000	1,782,788
Transocean, Inc. 7.13%, 12/15/2021 (B)	6,169,000	5,027,735
Weatherford International LLC 6.80%, 06/15/2037	2,326,000	1,825,910
Weatherford International, Ltd. 6.75%, 09/15/2040	2,852,000	2,167,520

		30,998,851

Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,675,000	1,784,930
6.75%, 06/15/2021	3,302,000	3,483,610

		5,268,540

Food Products - 1.2%
Aramark Services, Inc. 5.75%, 03/15/2020	762,000	786,765
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	330,000	303,600
7.25%, 06/01/2021 (A)	2,523,000	2,586,075
Pilgrim’s Pride Corp. 5.75%, 03/15/2025 (A)	2,105,000	2,141,838
Post Holdings, Inc.
7.38%, 02/15/2022 (B)	6,372,000	6,714,495
8.00%, 07/15/2025 (A) (B)	715,000	792,756

		13,325,529

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.2%
Ferrellgas, LP / Ferrellgas Finance Corp. 6.75%, 06/15/2023 (A)	$ 2,632,000	$ 2,454,340

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (A)	4,556,000	3,815,650
DJO Finco, Inc. / DJO Finance LLC 8.13%, 06/15/2021 (A)	3,221,000	2,818,375
Hologic, Inc. 5.25%, 07/15/2022 (A)	2,608,000	2,731,880
Mallinckrodt International Finance SA 4.75%, 04/15/2023 (B)	3,955,000	3,224,947
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	660,000	633,600
5.50%, 04/15/2025 (A)	2,675,000	2,414,187
5.75%, 08/01/2022 (A) (B)	3,611,000	3,407,881

		19,046,520

Health Care Providers & Services - 6.6%
Centene Corp.
5.63%, 02/15/2021 (A)	555,000	584,138
6.13%, 02/15/2024 (A)	556,000	586,580
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	9,220,000	8,344,100
7.13%, 07/15/2020 (B)	7,490,000	7,229,947
8.00%, 11/15/2019 (B)	2,900,000	2,918,125
DaVita HealthCare Partners, Inc. 5.75%, 08/15/2022	4,835,000	5,064,662
HCA Holdings, Inc. 6.25%, 02/15/2021	6,185,000	6,720,002
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	6,679,000	6,927,765
7.50%, 02/15/2022	5,561,000	6,297,832
HealthSouth Corp. 5.75%, 11/01/2024 - 09/15/2025	5,088,000	5,255,751
LifePoint Health, Inc.
5.50%, 12/01/2021	1,477,000	1,536,080
5.88%, 12/01/2023	886,000	928,085
6.63%, 10/01/2020	4,634,000	4,784,605
Tenet Healthcare Corp.
4.38%, 10/01/2021	3,045,000	3,052,613
5.00%, 03/01/2019	2,042,000	2,021,580
5.50%, 03/01/2019	1,600,000	1,600,000
6.00%, 10/01/2020	1,293,000	1,370,580
6.75%, 06/15/2023 (B)	1,367,000	1,349,913
8.13%, 04/01/2022	4,211,000	4,368,912

		70,941,270

Hotels, Restaurants & Leisure - 5.7%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	635,000	649,288
6.88%, 05/15/2023	4,633,000	4,806,737
FelCor Lodging, LP 5.63%, 03/01/2023	2,515,000	2,584,163
International Game Technology PLC
6.25%, 02/15/2022 (A)	462,000	470,177
6.50%, 02/15/2025 (A)	12,234,000	12,386,925
MGM Resorts International
6.00%, 03/15/2023 (B)	3,410,000	3,542,137

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
6.63%, 12/15/2021	$ 5,537,000	$ 5,896,905
6.75%, 10/01/2020	2,134,000	2,278,045
11.38%, 03/01/2018	2,831,000	3,255,650
MGP Escrow Issuer LLC / MGP Escrow Co-Issuer, Inc. 5.63%, 05/01/2024 (A)	370,000	385,725
NCL Corp., Ltd. 4.63%, 11/15/2020 (A)	3,565,000	3,622,931
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,050,000	1,070,344
10.00%, 12/01/2022	10,124,000	8,367,486
Studio City Finance, Ltd. 8.50%, 12/01/2020 (A) (B)	3,820,000	3,835,280
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	3,502,000	2,801,600
8.50%, 10/15/2022 (A)	5,536,000	5,203,840

		61,157,233

Household Durables - 2.8%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	675,000	626,063
6.63%, 04/15/2018	17,000	17,340
7.25%, 02/01/2023	6,761,000	5,679,240
7.50%, 09/15/2021	784,000	682,080
9.13%, 05/15/2019 (B)	2,885,000	2,827,300
KB Home
7.00%, 12/15/2021	2,306,000	2,352,120
7.25%, 06/15/2018	2,765,000	2,951,637
7.63%, 05/15/2023	3,480,000	3,549,600
8.00%, 03/15/2020	990,000	1,069,200
Meritage Homes Corp.
4.50%, 03/01/2018	2,098,000	2,145,205
7.00%, 04/01/2022	115,000	123,338
7.15%, 04/15/2020	3,883,000	4,135,395
Tempur Sealy International, Inc.
5.63%, 10/15/2023 (B)	1,335,000	1,388,400
6.88%, 12/15/2020 (B)	1,986,000	2,092,747

		29,639,665

Household Products - 1.8%
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023 (A)	2,365,000	2,288,137
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	772,938
6.88%, 02/15/2021	950,000	986,812
7.88%, 08/15/2019	1,900,000	1,966,500
9.88%, 08/15/2019	12,892,000	13,327,105

		19,341,492

Independent Power & Renewable Electricity Producers - 2.2%
Calpine Corp.
5.38%, 01/15/2023 (B)	500,000	504,375
5.75%, 01/15/2025	2,635,000	2,661,350
6.00%, 01/15/2022 (A)	2,025,000	2,138,906
NRG Energy, Inc.
6.63%, 03/15/2023	1,500,000	1,473,750
7.88%, 05/15/2021 (B)	15,585,000	16,202,166
8.25%, 09/01/2020	1,106,000	1,144,710

		24,125,257

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.4%
Genworth Holdings, Inc.
4.80%, 02/15/2024 (B)	$ 2,000,000	$ 1,440,000
4.90%, 08/15/2023	1,857,000	1,327,755
7.20%, 02/15/2021	3,515,000	2,935,025
7.63%, 09/24/2021	2,276,000	1,911,840
Lincoln National Corp. 7.00% (C), 05/17/2066	10,839,000	7,262,130

		14,876,750

IT Services - 1.2%
First Data Corp.
5.00%, 01/15/2024 (A)	1,451,000	1,465,510
5.75%, 01/15/2024 (A)	2,000,000	2,030,000
6.75%, 11/01/2020 (A)	7,521,000	7,897,050
7.00%, 12/01/2023 (A)	1,355,000	1,392,263

		12,784,823

Machinery - 0.7%
CNH Industrial Capital LLC 3.88%, 07/16/2018	2,515,000	2,521,288
Meritor, Inc.
6.25%, 02/15/2024	2,328,000	2,077,740
6.75%, 06/15/2021	1,047,000	989,415
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, 12/15/2018 (A)	2,192,000	2,027,600

		7,616,043

Media - 8.7%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	4,094,000	3,561,780
7.75%, 04/15/2018	5,124,000	5,367,390
8.00%, 04/15/2020	3,987,000	3,994,934
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023 (B)	2,675,000	2,741,875
5.50%, 05/01/2026 (A)	488,000	497,760
5.88%, 04/01/2024 (A)	1,000,000	1,047,500
6.50%, 04/30/2021	6,301,000	6,520,275
7.38%, 06/01/2020	3,534,000	3,664,758
CCO Safari II LLC 4.91%, 07/23/2025 (A)	1,496,000	1,612,758
CCOH Safari LLC 5.75%, 02/15/2026 (A)	400,000	413,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,003,000	1,026,851
7.75%, 07/15/2025 (A)	250,000	253,750
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	7,289,000	7,171,830
7.63%, 03/15/2020	10,898,000	9,941,815
DISH DBS Corp.
5.00%, 03/15/2023	2,820,000	2,580,300
5.88%, 07/15/2022 - 11/15/2024	10,591,000	9,974,673
7.88%, 09/01/2019	3,950,000	4,354,875
iHeartCommunications, Inc.
9.00%, 03/01/2021	440,000	311,300
10.63%, 03/15/2023	2,082,000	1,478,220
Numericable-SFR SA
4.88%, 05/15/2019 (A)	3,050,000	3,162,850

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Numericable-SFR SA (continued)
7.38%, 05/01/2026 (A)	$ 3,361,000	$ 3,411,415
Regal Entertainment Group 5.75%, 06/15/2023 - 02/01/2025	3,022,000	3,075,132
Unitymedia GmbH 6.13%, 01/15/2025 (A)	3,076,000	3,168,280
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	1,444,000	1,427,755
6.75%, 09/15/2022 (A)	10,816,000	11,464,960
Virgin Media Secured Finance PLC 5.50%, 08/15/2026 (A)	900,000	905,067

		93,131,103

Metals & Mining - 1.8%
ArcelorMittal 8.00%, 10/15/2039	4,255,000	3,957,150
Constellium NV
5.75%, 05/15/2024 (A) (B)	3,299,000	2,498,993
7.88%, 04/01/2021 (A) (B)	908,000	935,240
8.00%, 01/15/2023 (A) (B)	2,130,000	1,826,475
FMG Resources Pty, Ltd. 9.75%, 03/01/2022 (A)	946,000	994,530
Freeport-McMoRan, Inc. 5.45%, 03/15/2043	3,800,000	2,850,000
Novelis, Inc.
8.38%, 12/15/2017	700,000	713,125
8.75%, 12/15/2020 (B)	2,545,000	2,627,712
Teck Resources, Ltd.
3.75%, 02/01/2023	882,000	679,140
6.00%, 08/15/2040 (B)	790,000	574,480
6.25%, 07/15/2041	1,973,000	1,489,615

		19,146,460

Multiline Retail - 0.1%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	333,000	345,904
5.75%, 03/01/2023 (A)	1,138,000	1,215,156

		1,561,060

Oil, Gas & Consumable Fuels - 5.7%
Antero Resources Corp. 5.38%, 11/01/2021	1,360,000	1,315,800
BreitBurn Energy Partners, LP / BreitBurn Finance Corp. 7.88%, 04/15/2022	4,169,000	291,830
Carrizo Oil & Gas, Inc. 7.50%, 09/15/2020 (B)	2,481,000	2,493,405
Chesapeake Energy Corp. 6.63%, 08/15/2020	4,804,000	2,942,450
CITGO Holding, Inc. 10.75%, 02/15/2020 (A)	3,857,000	3,784,681
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	2,901,000	2,828,475
Concho Resources, Inc. 5.50%, 04/01/2023 (B)	2,784,000	2,804,880
Continental Resources, Inc.
4.50%, 04/15/2023	1,669,000	1,490,626
5.00%, 09/15/2022 (B)	2,328,000	2,173,770
Denbury Resources, Inc. 5.50%, 05/01/2022	1,105,000	709,963

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP
4.15%, 06/01/2025	$ 1,240,000	$ 1,069,046
5.05%, 04/01/2045	3,302,000	2,481,763
EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2020	1,942,000	1,265,951
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	956,000	903,420
6.75%, 02/01/2022	1,783,000	1,609,514
6.88%, 02/15/2023	1,777,000	1,599,300
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	1,572,000	1,693,459
8.05%, 10/15/2030, MTN	486,000	530,730
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	6,460,000	662,150
6.50%, 05/15/2019	1,350,000	148,500
7.75%, 02/01/2021	3,333,000	283,305
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	706,000	645,990
7.25%, 02/01/2019 (B)	1,411,000	1,340,450
ONEOK, Inc. 7.50%, 09/01/2023 (B)	3,027,000	3,064,837
Peabody Energy Corp.
6.25%, 11/15/2021 (F)	516,000	54,180
6.50%, 09/15/2020 (F)	1,440,000	147,600
10.00%, 03/15/2022 (A) (F)	1,992,000	229,279
Rose Rock Midstream, LP / Rose Rock Finance Corp. 5.63%, 11/15/2023	1,485,000	1,173,150
SM Energy Co.
5.63%, 06/01/2025	929,000	780,360
6.50%, 11/15/2021 - 01/01/2023	3,750,000	3,476,655
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	4,214,000	4,214,000
6.38%, 04/01/2023 (A)	3,825,000	3,882,375
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	2,142,000	2,154,038
6.75%, 03/15/2024 (A)	1,695,000	1,724,663
Whiting Petroleum Corp. 5.75%, 03/15/2021 (B)	3,665,000	3,051,113
WPX Energy, Inc. 8.25%, 08/01/2023 (B)	2,865,000	2,693,100

		61,714,808

Paper & Forest Products - 0.3%
Boise Cascade Co. 6.38%, 11/01/2020	3,705,000	3,700,369

Personal Products - 0.5%
Revlon Consumer Products Corp. 5.75%, 02/15/2021	5,000,000	5,081,250

Pharmaceuticals - 1.7%
Endo, Ltd. / Endo Finance LLC 6.00%, 07/15/2023 (A) (B)	5,732,000	5,624,525
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	1,430,000	1,211,925

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (continued)
5.88%, 05/15/2023 (A)	$ 7,787,000	$ 6,521,612
6.38%, 10/15/2020 (A)	3,842,000	3,481,813
7.50%, 07/15/2021 (A)	1,453,000	1,329,495

		18,169,370

Professional Services - 0.5%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (A)	4,941,000	4,941,000

Real Estate Investment Trusts - 1.1%
CBL & Associates, LP 5.25%, 12/01/2023	5,862,000	5,642,316
Communications Sales & Leasing, Inc. / CSL Capital LLC 8.25%, 10/15/2023	1,525,000	1,444,937
Iron Mountain, Inc. 6.00%, 10/01/2020 (A)	4,600,000	4,864,500

		11,951,753

Road & Rail - 1.1%
Aviation Capital Group Corp. 6.75%, 04/06/2021 (A)	3,741,000	4,241,359
Hertz Corp.
5.88%, 10/15/2020 (B)	2,891,000	2,935,839
6.75%, 04/15/2019	4,050,000	4,121,807

		11,299,005

Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 5.00%, 05/15/2021 (A)	2,000,000	2,080,000
Micron Technology, Inc. 7.50%, 09/15/2023 (A) (B)	639,000	661,365

		2,741,365

Software - 0.5%
Ensemble S Merger Sub, Inc. 9.00%, 09/30/2023 (A)	1,150,000	1,141,375
Infor US, Inc.
5.75%, 08/15/2020 (A)	1,288,000	1,357,230
6.50%, 05/15/2022	3,539,000	3,266,532

		5,765,137

Specialty Retail - 1.0%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	600,000	394,500
9.00%, 03/15/2019 (A)	7,062,000	5,084,640
L Brands, Inc. 6.88%, 11/01/2035	2,348,000	2,582,800
Men’s Wearhouse, Inc. 7.00%, 07/01/2022	2,810,000	2,458,750

		10,520,690

Technology Hardware, Storage & Peripherals - 1.6%
Diebold, Inc. 8.50%, 04/15/2024 (A)	2,829,000	2,864,363
Riverbed Technology, Inc. 8.88%, 03/01/2023 (A)	3,866,000	3,894,995
Seagate HDD Cayman
4.75%, 06/01/2023	5,146,000	3,996,965
4.88%, 06/01/2027 (A)	635,000	446,420
5.75%, 12/01/2034	1,900,000	1,272,844

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
7.38%, 04/01/2023 (A)	$ 1,400,000	$ 1,413,125
10.50%, 04/01/2024 (A)	3,222,000	3,133,395

		17,022,107

Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co. 6.88%, 05/01/2022	6,209,000	6,659,153

Trading Companies & Distributors - 1.4%
International Lease Finance Corp. 5.88%, 04/01/2019	1,250,000	1,340,625
United Rentals North America, Inc.
5.50%, 07/15/2025 (B)	4,807,000	4,780,388
7.63%, 04/15/2022	7,970,000	8,507,975

		14,628,988

Wireless Telecommunication Services - 2.7%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,025,000	3,198,938
11.50%, 11/15/2021	4,758,000	4,329,780
Sprint Corp. 7.88%, 09/15/2023	16,865,000	13,154,700
T-Mobile USA, Inc.
6.13%, 01/15/2022	702,000	738,420
6.63%, 04/01/2023	1,881,000	2,010,319
6.73%, 04/28/2022	4,939,000	5,198,297

		28,630,454

Total Corporate Debt Securities (Cost $1,054,382,478)		993,746,274

LOAN ASSIGNMENTS - 2.0%
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. Term Loan B2, 3.75% (C), 10/09/2019	3,773,932	3,758,206

Containers & Packaging - 0.2%
Anchor Glass Container Corp. 1st Lien Term Loan, 4.25% (C), 07/01/2022	2,600,000	2,596,750

IT Services - 0.3%
First Data Corp. Extended Term Loan, 4.44% (C), 03/24/2021	2,650,000	2,654,638

Marine - 0.2%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75% (C), 11/12/2020	2,739,000	2,369,235

Media - 0.3%
Univision Communications Inc. Term Loan C3, TBD (E) (G), 03/01/2020	3,300,000	3,294,106

Metals & Mining - 0.1%
Atkore International, Inc. 1st Lien Term Loan, 4.50% (C), 04/09/2021	658,275	645,658
2nd Lien Term Loan,
7.75% (C), 10/09/2021	580,000	532,150

		1,177,808

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.2%
CITGO Holding, Inc. Term Loan B, TBD (E) (G), 05/12/2018	$ 2,340,230	$ 2,338,281

Software - 0.3%
BMC Software Finance, Inc. Term Loan, 5.00% (C), 09/10/2020	3,771,111	3,250,226

Total Loan Assignments (Cost $22,240,449)		21,439,250

	Shares	Value
COMMON STOCK - 0.1%
IT Services - 0.1%
Unisys Corp. (B) (H)	61,972	477,804

Total Common Stock (Cost $1,487,453)		477,804

PREFERRED STOCK - 1.1%
Banks - 1.1%
GMAC Capital Trust I Series 2, 6.40% (C)	476,625	11,948,989

Total Preferred Stock (Cost $12,232,642)		11,948,989

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (I)	88,487,866	$ 88,487,866

Total Securities Lending Collateral (Cost $88,487,866)		88,487,866

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.03% (I), dated 04/29/2016, to be repurchased at $40,055,562 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2020, and with a value of $40,860,144.	$ 40,055,461	40,055,461

Total Repurchase Agreement (Cost $40,055,461)		40,055,461

Total Investments (Cost $1,218,886,349) (J)		1,156,155,644
Net Other Assets (Liabilities) - (7.8)%		(83,393,357)

Net Assets - 100.0%		$ 1,072,762,287

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$993,746,274	$—	$993,746,274
Loan Assignments	—	21,439,250	—	21,439,250
Common Stock	477,804	—	—	477,804
Preferred Stock	11,948,989	—	—	11,948,989
Securities Lending Collateral	88,487,866	—	—	88,487,866
Repurchase Agreement	—	40,055,461	—	40,055,461

Total Investments	$100,914,659	$1,055,240,985	$—	$1,156,155,644

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $348,616,168, representing 32.5% of the Fund’s net assets.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $86,655,161. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(F)	Security in default.
(G)	All or a portion of the security represents unsettled loan commitments at April 30, 2016 where the rate will be determined at time of settlement.
(H)	Non-income producing security.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Rate disclosed reflects the yield at April 30, 2016.
(J)	Aggregate cost for federal income tax purposes is $1,218,886,349. Aggregate gross unrealized appreciation and depreciation for all securities is $15,874,952 and $78,605,657, respectively. Net unrealized depreciation for tax purposes is $62,730,705.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 89.4%
Alabama - 0.1%
City of Birmingham, General Obligation Unlimited Series A, AMBAC, 5.00%, 12/01/2023	$ 60,000	$ 61,573
County of Perry, General Obligation Unlimited Series A, 5.50%, 12/01/2040	30,000	31,650

		93,223

Alaska - 0.0% (A)
Northern Tobacco Securitization Corp., Revenue Bonds Series A, 5.00%, 06/01/2046	50,000	46,779

Arizona - 3.3%
Arizona Health Facilities Authority, Revenue Bonds 2.75% (B), 12/01/2039	200,000	202,796
City of Chandler, General Obligation Unlimited Series B, FGIC, 5.25%, 07/01/2016	65,000	65,534
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (C)	600,000	599,724
5.00%, 07/01/2046	250,000	272,835
Industrial Development Authority of the County of Pima, Revenue Bonds
Series A,
5.63%, 07/01/2038	25,000	23,945
Series R,
2.88%, 07/01/2021	350,000	350,830
Industrial Development Authority of the County of Yavapai, Revenue Bonds Series B, 4.50%, 09/01/2018 (C) (D)	135,000	135,707
La Paz County Industrial Development Authority, Revenue Bonds Series A, 5.00%, 02/15/2046 (E) (F)	1,000,000	1,075,180
Maricopa County Industrial Development Authority, Revenue Bonds 2.63%, 07/01/2021	500,000	499,510

		3,226,061

Arkansas - 0.1%
Arkansas Development Finance Authority, Revenue Bonds Series C, 5.00%, 06/01/2016	100,000	100,414

California - 7.8%
Aromas-San Juan Unified School District, General Obligation Unlimited Series B, AGM, Zero Coupon, 08/01/2042	300,000	164,331
California County Tobacco Securitization Agency, Revenue Bonds 5.70%, 06/01/2046	250,000	253,203
California Municipal Finance Authority, Revenue Bonds 5.13%, 07/01/2035 (C) (D)	450,000	490,149

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California School Finance Authority, Revenue Bonds
3.88%, 07/01/2017 (C)	$ 110,000	$ 109,926
Series A,
5.35%, 08/01/2024 (F)	280,000	311,164
California Statewide Communities Development Authority, Revenue Bonds Series A, 5.25%, 12/01/2056 (E)	500,000	543,545
City of Daly City, Revenue Bonds 2.00%, 06/01/2016	75,000	75,098
Coachella Valley Unified School District, General Obligation Unlimited Series C, AGM, Zero Coupon, 08/01/2037 - 08/01/2038	35,000	15,394
Cypress School District, General Obligation Unlimited Zero Coupon, 08/01/2050	100,000	63,914
Dixon Unified School District, General Obligation Unlimited 3.00%, 08/01/2035	500,000	502,025
Folsom Cordova Unified School District School Facilities Improvement District No. 3, General Obligation Unlimited Series B, AGC, Zero Coupon, 10/01/2034	615,000	312,481
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
4.50%, 06/01/2027	2,000,000	2,031,840
5.00%, 06/01/2033	235,000	235,165
5.13%, 06/01/2047	200,000	195,012
5.75%, 06/01/2047	60,000	60,150
Hesperia Unified School District, Certificate of Participation BAM, 3.00%, 02/01/2034	275,000	275,344
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 07/01/2016	100,000	100,782
Los Angeles Unified School District, General Obligation Unlimited Series KY, 5.00%, 07/01/2016	70,000	70,554
Menifee Union School District Public Financing Authority, Special Tax Series A, BAM, 5.00%, 09/01/2036	470,000	545,632
Oxnard School District, Certificate of Participation BAM, 2.00% (B), 08/01/2045	500,000	504,010
Paramount Unified School District, General Obligation Unlimited Zero Coupon, 08/01/2045	50,000	46,282

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds Series A, 5.00%, 08/01/2016	$ 155,000	$ 156,815
San Jose Unified School District, General Obligation Unlimited NATL, Zero Coupon, 08/01/2016	250,000	249,645
Santee School District, General Obligation Unlimited Series E, AGM, Zero Coupon, 05/01/2051	150,000	34,179
Tahoe-Truckee Unified School District, General Obligation Unlimited 3.00%, 08/01/2016	270,000	271,758
Tobacco Securitization Authority of Southern California, Revenue Bonds Series A1, 5.13%, 06/01/2046	30,000	29,894

		7,648,292

Colorado - 2.9%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.75%, 06/15/2047 (E)	1,000,000	981,860
4.00%, 12/15/2025 (C) (D)	535,000	550,943
Eagle Bend Metropolitan District No. 2, General Obligation Unlimited BAM, 3.50%, 12/01/2040	1,000,000	1,004,450
Regional Transportation District, Revenue Bonds Series A, AMBAC, 5.00%, 11/01/2036	300,000	306,750

		2,844,003

Connecticut - 0.9%
Mohegan Tribe of Indians of Connecticut, Revenue Bonds Series C, 4.75%, 02/01/2020 (C) (D)	750,000	754,072
State of Connecticut Special Tax Revenue, Revenue Bonds Series A, 4.00%, 12/01/2016	100,000	102,051

		856,123

District of Columbia - 1.1%
District of Columbia, Revenue Bonds 5.00%, 06/01/2046	1,000,000	1,109,490

Florida - 2.1%
Cape Coral Health Facilities Authority, Revenue Bonds 6.00%, 07/01/2050 (C)	300,000	307,407
Capital Trust Agency, Inc., Revenue Bonds Series A, 5.00%, 07/01/2050	550,000	568,359

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Tampa, Revenue Bonds Series A, 4.00%, 11/15/2046	$ 250,000	$ 264,893
County of Hernando Water & Sewer Revenue, Revenue Bonds Series A, 4.00%, 06/01/2016	125,000	125,380
Florida Department of Environmental Protection, Revenue Bonds Series A, AMBAC, 5.00%, 07/01/2023	125,000	127,221
Florida Development Finance Corp., Revenue Bonds Series A, 6.00%, 02/15/2037 (D) (F)	10,000	10,014
Florida Housing Finance Corp., Revenue Bonds Series A, GNMA, FNMA, FHLMC, 3.20%, 07/01/2030	300,000	311,262
Martin County Health Facilities Authority, Revenue Bonds Series B, 3.55%, 11/15/2022	50,000	52,460
Miami-Dade County Industrial Development Authority, Revenue Bonds 4.00%, 09/15/2019 (F)	110,000	114,947
School Board of Miami-Dade County, Certificate of Participation Series A, AMBAC, 5.00%, 11/01/2019	135,000	138,012

		2,019,955

Georgia - 0.1%
Georgia State Road & Tollway Authority, Revenue Bonds Series A, 5.00%, 06/01/2016	75,000	75,303

Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds 5.00%, 01/01/2046	100,000	114,584

Idaho - 0.9%
Boise City Airport Revenue, Revenue Bonds Series F, 4.00%, 09/01/2040	250,000	263,545
Idaho Health Facilities Authority, Revenue Bonds
5.10%, 06/01/2028	25,000	25,078
5.20%, 06/01/2033	200,000	200,598
Idaho Housing & Finance Association, Revenue Bonds Series A, 5.00%, 06/01/2035 (F)	425,000	441,978

		931,199

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 12.4%
Chicago O’Hare International Airport, Revenue Bonds
Series D,
4.13%, 01/01/2040	$ 250,000	$ 261,305
5.00%, 01/01/2044	50,000	56,455
Chicago Transit Authority, Revenue Bonds
AGM,
5.00%, 06/01/2022	10,000	11,416
Series A, AGC,
5.25%, 06/01/2023	50,000	53,221
City of Chicago, General Obligation Unlimited
Series 3A, AMBAC,
4.20%, 01/01/2017	20,000	20,059
Series A,
5.00%, 01/01/2019 - 01/01/2033	215,000	215,993
Series A, AGM,
4.75%, 01/01/2036	70,000	70,041
5.00%, 01/01/2024 - 01/01/2029	90,000	95,648
5.50%, 01/01/2017	10,000	10,201
Series A, AMBAC,
5.00%, 01/01/2018	50,000	50,941
Series A, NATL,
5.00%, 01/01/2042	200,000	200,164
Series C,
Zero Coupon, 01/01/2024 - 01/01/2025	425,000	263,744
5.00%, 01/01/2026 - 01/01/2038	1,015,000	972,816
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	35,000	35,982
Series C, NATL,
4.00%, 01/01/2017	25,000	25,208
City of Chicago Wastewater Transmission Revenue, Revenue Bonds Series C, 5.00%, 01/01/2025 - 01/01/2026	560,000	650,147
City of Chicago Waterworks Revenue, Revenue Bonds AGM, 5.00%, 11/01/2016	200,000	203,958
City of Waukegan, General Obligation Unlimited Series C, AGM, 3.75%, 12/30/2023	385,000	406,749
Cook & Will Counties School District No. 194, General Obligation Unlimited Series A, 4.50%, 12/01/2035	500,000	501,805
Cook County High School District No. 201, General Obligation Limited Series C, AGM, Zero Coupon, 12/01/2025	125,000	93,229
Cook County High School District No. 220, General Obligation Limited BAM-TCRS, 3.00%, 12/01/2022	275,000	292,930
Cook County School District No. 132, General Obligation Limited Series A, AGM, 4.10%, 12/01/2024	478,000	517,741

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 157, General Obligation Unlimited Series A, AGM, Zero Coupon, 11/01/2033	$ 950,000	$ 480,662
County of Cook, General Obligation Unlimited Series A, AMBAC, 4.75%, 11/15/2030	35,000	35,090
DuPage Cook & Will Counties Community College District No. 502, General Obligation Unlimited 5.00%, 06/01/2016	250,000	251,010
Illinois Finance Authority, Revenue Bonds
4.45%, 11/01/2036	1,000,000	1,054,010
AGM,
5.00%, 12/01/2036	305,000	350,289
Series A,
5.00%, 07/01/2047	1,000,000	1,034,230
Series C,
5.00%, 08/15/2021	30,000	35,179
Illinois Housing Development Authority, Revenue Bonds
Series A-1,
2.40%, 07/01/2021	185,000	190,920
2.60%, 01/01/2022	375,000	389,869
Lake County School District No. 38, General Obligation Unlimited AMBAC, Zero Coupon, 02/01/2020	60,000	54,931
Metropolitan Pier & Exposition Authority, Revenue Bonds Series B, AGM-CR, 4.25%, 06/15/2042	570,000	593,056
Northern Illinois University, Revenue Bonds
AGM,
5.00%, 04/01/2024	25,000	27,326
5.25%, 04/01/2028	300,000	328,107
Public Building Commission of Chicago, Revenue Bonds AMBAC, 5.25%, 03/01/2033	65,000	75,931
Southern Illinois University, Certificate of Participation Series A-1, BAM, 4.50%, 02/15/2031 - 02/15/2032	105,000	111,361
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited AMBAC, BAM-TCRS, Zero Coupon, 12/01/2023	500,000	419,575
State of Illinois, General Obligation Unlimited
AGM,
4.00%, 01/01/2037	500,000	508,090
AMBAC,
5.00%, 11/01/2023	25,000	25,078
Stephenson County School District No. 145, General Obligation Limited AMBAC, Zero Coupon, 01/01/2021	30,000	26,811

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
University of Illinois, Certificate of Participation Series A, AGM, 5.00%, 10/01/2016	$ 45,000	$ 45,797
Village of Elk Grove Village, General Obligation Unlimited 4.00%, 01/01/2022	60,000	68,477
Village of Lyons, General Obligation Unlimited Series C, BAM, 2.00%, 12/01/2016	100,000	100,624
Village of North Riverside, Revenue Bonds AGM, 3.63%, 12/01/2030	760,000	736,075
Will County Community High School District No. 210, General Obligation Unlimited Series A, 5.00%, 01/01/2027	55,000	63,327
Williamson County Community Unit School District No. 5, General Obligation Unlimited AGC, Zero Coupon, 01/01/2041	1,185,000	231,987

		12,247,565

Indiana - 2.6%
East Chicago Sanitary District, Revenue Bonds
3.00%, 07/15/2016	100,000	100,467
4.00%, 07/15/2031	1,440,000	1,548,691
Indiana Finance Authority, Revenue Bonds
4.00%, 02/01/2032	580,000	610,183
5.50%, 08/15/2045	100,000	110,550
Series A,
5.00%, 08/15/2021	45,000	53,499
Whitley County Multi School Building Corp., Revenue Bonds AGM, 5.00%, 07/15/2016	100,000	100,931

		2,524,321

Iowa - 0.9%
Iowa Higher Education Loan Authority, Revenue Bonds 3.13%, 04/01/2038	500,000	498,085
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	85,000	86,485
Series C,
5.38%, 06/01/2038	80,000	79,638
5.50%, 06/01/2042	50,000	49,928
5.63%, 06/01/2046	110,000	109,988
Waukee Community School District, General Obligation Unlimited Series A, 4.00%, 06/01/2016	80,000	80,258

		904,382

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas - 2.5%
City of Olathe, General Obligation Unlimited Series 215, 5.00%, 10/01/2016	$ 185,000	$ 188,443
Kansas Rural Water Finance Authority, Revenue Bonds 4.25%, 03/01/2038	25,000	26,019
Marais Des Cygnes Public Utility Authority, Revenue Bonds AGM, 3.25%, 12/01/2035	710,000	699,847
University of Kansas Hospital Authority, Revenue Bonds 4.00%, 09/01/2040	50,000	52,874
Wyandotte County-Kansas City Unified Government, Revenue Bonds 4.00%, 12/01/2028	1,500,000	1,500,825

		2,468,008

Kentucky - 0.1%
Louisville / Jefferson County Metropolitan Government, Revenue Bonds 5.25%, 10/01/2036	50,000	50,659

Louisiana - 0.0% (A)
Parish of St. Charles, Revenue Bonds 4.00% (B), 12/01/2040	30,000	32,718

Maryland - 1.6%
Maryland Community Development Administration Housing Revenue, Revenue Bonds 3.25%, 03/01/2036	920,000	930,037
Maryland Economic Development Corp., Revenue Bonds 5.75%, 09/01/2025	350,000	337,439
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds Series A, BAM, 3.00%, 08/15/2016	100,000	100,702
State of Maryland, General Obligation Unlimited Series B, 5.00%, 03/15/2020	165,000	184,534

		1,552,712

Massachusetts - 0.8%
Massachusetts Development Finance Agency, Revenue Bonds
4.00%, 07/01/2035	250,000	272,685
Series D,
5.00%, 07/01/2044	500,000	563,825

		836,510

Michigan - 2.6%
Bad Axe Public Schools, General Obligation Unlimited Series B, 4.00%, 05/01/2024	50,000	58,874
City of Detroit, General Obligation Unlimited
AGC,
4.00%, 04/01/2018	17,050	17,530

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
City of Detroit, General Obligation Unlimited (continued)
AGM,
5.00%, 04/01/2018 - 04/01/2019	$ 3,100	$ 3,107
Series G, AGC,
5.00%, 04/01/2018	6,200	6,490
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, NATL,
Zero Coupon, 07/01/2017	30,000	28,930
5.25%, 07/01/2018	50,000	52,187
Series B, NATL,
4.25%, 07/01/2025	25,000	25,139
Series C, NATL,
5.00%, 07/01/2017	50,000	50,346
Series E, BHAC, FGIC,
5.75%, 07/01/2031	150,000	163,132
City of Detroit Water Supply System Revenue, Revenue Bonds
Series B, NATL,
5.00%, 07/01/2018	50,000	50,341
Series D, AGM,
5.00%, 07/01/2023	25,000	25,171
County of Wayne, General Obligation Limited Series A, AGM, 4.50%, 02/01/2026	35,000	35,784
Detroit Local Development Finance Authority, Tax Allocation Series A, ACA-CBI, 5.50%, 05/01/2021	120,000	120,034
Michigan Finance Authority, Revenue Bonds
4.00%, 11/01/2046	250,000	260,650
Series D-1,
5.00%, 07/01/2027	500,000	601,425
Series G-10A, AGC,
4.00%, 04/01/2018	92,950	95,567
Series G-11A, AGC,
5.00%, 04/01/2018	33,800	35,059
Series G-1A, AGM,
5.00%, 04/01/2019	12,675	12,703
Series G-9A, AGM,
5.00%, 04/01/2018	4,225	4,235
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	160,000	155,314
5.25%, 06/01/2022	20,000	19,541
Royal Oak Hospital Finance Authority, Revenue Bonds Series D, 5.00%, 09/01/2039	100,000	113,501
Warren Consolidated Schools, General Obligation Unlimited Series B, BAM, 5.00%, 05/01/2025	500,000	605,490
Wayne Charter County Economic Development Corp., Revenue Bonds 7.38%, 12/01/2033	50,000	41,171

		2,581,721

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota - 3.4%
City of Deephaven, Revenue Bonds Series A, 5.25%, 07/01/2037	$ 100,000	$ 106,274
City of Minneapolis, Tax Allocation 4.00%, 03/01/2025	250,000	256,422
City of St. Cloud, Revenue Bonds Series A, 3.75%, 04/01/2026 (F)	340,000	339,133
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
5.00%, 12/01/2050	450,000	475,051
Series B,
5.25%, 04/01/2043 (D) (F)	400,000	406,476
Minnesota Agricultural & Economic Development Board, Revenue Bonds 5.90%, 02/01/2019	110,000	110,216
Minnesota Housing Finance Agency, Revenue Bonds
Series F,
2.35%, 01/01/2023	500,000	512,450
2.40%, 07/01/2023	200,000	205,592
2.90%, 01/01/2026	800,000	839,472
Western Minnesota Municipal Power Agency, Revenue Bonds Series A, AGM, 5.00%, 01/01/2017	75,000	77,231

		3,328,317

Mississippi - 1.4%
Mississippi Development Bank, Revenue Bonds 4.00%, 01/01/2017	340,000	347,810
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,062
Series 4A,
4.40%, 07/01/2041	1,000,000	1,001,740

		1,354,612

Missouri - 0.9%
City of Pevely, General Obligation Limited AGC, 5.25%, 03/01/2022	40,000	40,101
Missouri Highway & Transportation Commission, Revenue Bonds Series B, 5.00%, 05/01/2024	250,000	250,063
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds Series A, 5.00%, 12/01/2040	500,000	584,585

		874,749

Montana - 0.4%
City of Forsyth, Revenue Bonds Series A, 3.90% (B), 03/01/2031	315,000	334,404

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana (continued)
Lewistown Special Improvement District No. 2005, Special Assessment 4.60%, 07/01/2022	$ 25,000	$ 25,041
Yellowstone County School District No. 4, General Obligation Unlimited 4.65%, 07/01/2019	25,000	25,088

		384,533

Nebraska - 0.8%
Douglas County Hospital Authority No. 2, Revenue Bonds 3.00%, 05/15/2016	800,000	800,872

New Jersey - 3.6%
Casino Reinvestment Development Authority, Revenue Bonds AGM, 5.00%, 11/01/2026	575,000	659,214
City of Jersey City, General Obligation Unlimited BAM, 5.00%, 12/01/2022	500,000	598,720
Essex County Improvement Authority, Revenue Bonds 7.00%, 12/01/2053 (F)	180,000	189,085
New Jersey Building Authority, Revenue Bonds Series A, BAM, 5.00%, 06/15/2029	500,000	582,575
New Jersey Economic Development Authority, Revenue Bonds
5.75%, 09/15/2027 (F)	400,000	454,428
Series A, NATL,
5.00%, 07/01/2029	20,000	20,088
Series B,
6.50%, 04/01/2031	10,000	12,079
New Jersey Health Care Facilities Financing Authority, Revenue Bonds Series A, AGM, 5.00%, 07/01/2046	100,000	114,120
Robbinsville Board of Education, General Obligation Unlimited 4.00%, 01/01/2017	155,000	158,402
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A,
4.50%, 06/01/2023	30,000	30,513
5.00%, 06/01/2029 - 06/01/2041	625,000	611,385
Series 1B,
Zero Coupon, 06/01/2041	10,000	2,650
Woodbridge Township Board of Education, General Obligation Unlimited 4.00%, 07/15/2016	160,000	161,170

		3,594,429

New Mexico - 0.0% (A)
Town of Clayton, Revenue Bonds CIFG, 4.05%, 11/01/2018	25,000	25,440

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 3.0%
City of New York, General Obligation Unlimited
Series B,
4.00%, 08/01/2016	$ 125,000	$ 126,122
Series C,
4.00%, 08/01/2016	80,000	80,718
Esopus Fire District, General Obligation Unlimited AMBAC, 4.30%, 08/01/2017	20,000	20,054
New York City Industrial Development Agency, Revenue Bonds Series B, 2.00% (B), 08/01/2028 (F)	1,000,000	1,001,890
New York City Water & Sewer System, Revenue Bonds Series BB, 4.00%, 06/15/2016	55,000	55,256
New York Counties Tobacco Trust IV, Revenue Bonds Series A, 5.00%, 06/01/2038 - 06/01/2042	250,000	240,962
New York State Dormitory Authority, Revenue Bonds
5.00%, 02/15/2017	10,000	10,159
AMBAC,
4.00%, 07/01/2016	10,000	9,987
Series A,
4.00%, 07/01/2016	150,000	150,925
5.00%, 07/01/2041 (E)	100,000	119,034
Series C,
5.00%, 12/15/2017	230,000	236,357
Niagara Falls City School District, Certificate of Participation AGM, 4.00%, 06/15/2026	240,000	271,884
Port Authority of New York & New Jersey, Revenue Bonds
AGM,
4.50%, 12/01/2028	50,000	50,996
AGM-CR,
6.50%, 12/01/2028	50,000	50,256
Sachem Central School District, General Obligation Unlimited NATL, 5.00%, 10/15/2016	200,000	204,052
State of New York Mortgage Agency, Revenue Bonds 4.00%, 10/01/2016	100,000	101,340
TSASC, Inc., Revenue Bonds Series 1, 5.00%, 06/01/2034	185,000	184,985
Village of Brewster, General Obligation Unlimited 5.00%, 05/01/2033	50,000	65,438
Westchester Tobacco Asset Securitization, Revenue Bonds 5.13%, 06/01/2045 (D) (F)	20,000	20,000

		3,000,415

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina - 0.1%
North Carolina Medical Care Commission, Revenue Bonds
NATL,
4.38%, 01/01/2033	$ 25,000	$ 25,037
5.00%, 01/01/2033	100,000	100,272

		125,309

Ohio - 7.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,445,000	1,392,677
5.38%, 06/01/2024	20,000	19,375
5.75%, 06/01/2034	350,000	333,760
5.88%, 06/01/2030	180,000	175,054
6.50%, 06/01/2047	265,000	265,331
City of Cleveland, Revenue Bonds 5.38%, 09/15/2027 (D) (F)	20,000	20,067
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds BAM, 5.00%, 12/01/2024	600,000	752,682
Cleveland State University, Revenue Bonds 4.00%, 06/01/2016	50,000	50,157
Cleveland-Cuyahoga County Port Authority, Revenue Bonds Series A, 7.05%, 11/15/2040 (D) (F)	100,000	104,737
County of Allen, Revenue Bonds GNMA, 4.10%, 12/20/2017	25,000	25,266
County of Franklin, Revenue Bonds
ACA-CBI,
5.38%, 08/15/2028	15,000	15,006
Series D,
4.00% (B), 11/15/2033	150,000	151,285
County of Scioto, Revenue Bonds 3.50%, 02/15/2038 (E)	2,600,000	2,564,770
County of Warren, Revenue Bonds 5.00%, 07/01/2021 - 07/01/2026	550,000	652,703
Dayton-Montgomery County Port Authority, Revenue Bonds Series 1, 7.00%, 01/15/2040 (D) (F)	150,000	152,715
Ohio Air Quality Development Authority, Revenue Bonds Series A, 5.70%, 08/01/2020	70,000	78,836
Toledo-Lucas County Port Authority, Revenue Bonds Series A, 5.00%, 07/01/2046	100,000	105,763

		6,860,184

Oklahoma - 0.9%
Marshall County Justice Authority, Revenue Bonds 3.75%, 03/01/2036	500,000	486,315

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Norman Regional Hospital Authority, Revenue Bonds 5.38%, 09/01/2036	$ 20,000	$ 20,179
Oklahoma Capital Improvement Authority, Revenue Bonds Series A, 2.00%, 07/01/2016	350,000	350,931
Oklahoma Development Finance Authority, Revenue Bonds 5.13%, 09/01/2036	35,000	35,031

		892,456

Oregon - 1.3%
City of Forest Grove, Revenue Bonds 5.50%, 03/01/2037 (D) (F)	105,000	106,925
County of Jackson Airport Revenue, Revenue Bonds AGM, 3.00%, 12/01/2035	350,000	351,925
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.75%, 06/15/2046 (C) (D)	500,000	510,795
Series B,
6.75%, 06/15/2022 (C) (D)	355,000	358,323

		1,327,968

Pennsylvania - 3.9%
Allegheny County Industrial Development Authority, Revenue Bonds 6.50%, 05/01/2017	300,000	305,835
Baldwin Whitehall School District, General Obligation Unlimited AGM, 5.00%, 05/15/2016	100,000	100,204
Carbon County Area Vocational Technical School Authority, Revenue Bonds 5.00%, 03/01/2028	20,000	21,548
City of Harrisburg, General Obligation Unlimited Series D, AMBAC, Zero Coupon, 03/15/2017	25,000	24,253
County of Mifflin, General Obligation Unlimited Series B, AGM, 2.00%, 09/01/2016	100,000	100,398
Juniata Valley School District, General Obligation Limited AGM, 2.00%, 11/15/2019	50,000	51,530
McKean County Hospital Authority, Revenue Bonds ACA, 5.25%, 10/01/2030	50,000	50,007
Muhlenberg School District, General Obligation Limited Series A, 5.00%, 09/01/2016	100,000	101,452

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Penn Hills School District, General Obligation Limited Series A, BAM, 4.00%, 11/15/2026 - 11/15/2027	$ 600,000	$ 655,712
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series AM, 4.00%, 06/15/2018	35,000	37,346
Pennsylvania Housing Finance Agency, Revenue Bonds
3.50%, 10/01/2041	200,000	212,504
Series A,
3.25%, 10/01/2025	500,000	513,105
4.25%, 10/01/2035	750,000	783,758
Philadelphia Authority for Industrial Development, Revenue Bonds Series A, 5.38%, 01/01/2032	100,000	103,101
Redevelopment Authority of the City of Philadelphia, Revenue Bonds Series A, ACA, 5.63%, 07/01/2028	20,000	20,064
School District of Philadelphia, General Obligation Unlimited Series C, 5.00%, 09/01/2020	260,000	289,536
Seneca Valley School District, General Obligation Unlimited 2.00%, 10/01/2016	75,000	75,412
State Public School Building Authority, Revenue Bonds BAM, 5.00%, 06/15/2019	340,000	381,364
West Chester Area School District, General Obligation Unlimited Series A, AGM, 4.00%, 02/15/2024	40,000	40,413

		3,867,542

Puerto Rico - 5.8%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	106,606
AGM,
5.13%, 07/01/2030	60,000	60,092
5.25%, 07/01/2020	100,000	104,636
5.50%, 07/01/2017 - 07/01/2019	225,000	234,516
AGM-CR,
4.50%, 07/01/2023	15,000	15,018
5.00%, 07/01/2028	10,000	10,015
5.25%, 07/01/2016	50,000	50,346
Series A, AGC,
5.00%, 07/01/2016	75,000	75,487
Series A, AGC-ICC,
4.75%, 07/01/2018	15,000	15,503
5.00%, 07/01/2022 - 07/01/2033	315,000	318,334
5.25%, 07/01/2030	35,000	35,117
5.50%, 07/01/2029	225,000	240,228

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series A, AGM,
4.00%, 07/01/2022	$ 140,000	$ 141,138
4.13%, 07/01/2023 - 07/01/2024	50,000	50,371
5.00%, 07/01/2035	105,000	106,104
5.38%, 07/01/2025	170,000	179,190
Series A-4, AGM,
5.00%, 07/01/2031	25,000	25,882
5.25%, 07/01/2030	25,000	26,016
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	135,000	140,836
5.38%, 07/01/2028	15,000	15,054
5.50%, 07/01/2032	35,000	35,129
5.75%, 07/01/2037	160,000	160,482
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds Series A, AGC, 5.00%, 07/01/2028	150,000	155,019
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	175,000	166,106
3.65%, 07/01/2024	95,000	88,844
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	175,000	175,259
Series TT, AGC-ICC,
5.00%, 07/01/2032	25,000	25,205
Series TT, AGM-CR,
4.20%, 07/01/2019	25,000	25,147
5.00%, 07/01/2017	15,000	15,346
Series UU, AGC,
4.25%, 07/01/2027	170,000	161,978
5.00%, 07/01/2026	50,000	50,467
Series UU, AGM,
5.00%, 07/01/2016 - 07/01/2024	395,000	399,451
Series V, AGM,
5.25%, 07/01/2027	70,000	72,023
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	50,000	50,133
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,259
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	65,000	66,897
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	275,000	275,732
Series E, AGM,
5.50%, 07/01/2017 - 07/01/2021	65,000	67,652
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,058
Series K, CIFG-TCRS, AGM-CR,
5.00%, 07/01/2018	10,000	10,033
Series L, AGC,
4.00%, 07/01/2020	165,000	164,866
5.25%, 07/01/2019	100,000	104,198
Series M, AGC-ICC,
5.00%, 07/01/2032	95,000	95,779

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highways & Transportation Authority, Revenue Bonds (continued)
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	$ 70,000	$ 74,250
Series Y, AGM,
6.25%, 07/01/2021	135,000	146,236
Puerto Rico Infrastructure Financing Authority, Revenue Bonds Series C, BHAC-CR, FGIC, 5.50%, 07/01/2021	75,000	87,154
Puerto Rico Municipal Finance Agency, General Obligation Unlimited
Series A, AGM,
4.75%, 08/01/2022	10,000	9,965
5.00%, 08/01/2027	210,000	210,094
5.25%, 08/01/2016	60,000	60,209
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2019 - 08/01/2030	410,000	410,565
Series A, AGM-CR,
4.75%, 08/01/2025	15,000	14,927
Series C, AGM,
5.00%, 08/01/2016	35,000	35,115
5.25%, 08/01/2017 - 08/01/2019	100,000	103,823
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	55,000	55,086
Series F, CIFG-TCRS, AGM-CR,
5.25%, 07/01/2025	20,000	21,116
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	68,919
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC-CR, FGIC,
Zero Coupon, 08/01/2041	45,000	14,481
Series A-1, AGM-CR,
Zero Coupon, 08/01/2024	40,000	24,711

		5,698,203

Rhode Island - 1.8%
Providence Redevelopment Agency, Revenue Bonds Series A, 5.00%, 04/01/2020	350,000	391,874
Rhode Island Turnpike & Bridge Authority, Revenue Bonds Series A, 4.00%, 10/01/2027	750,000	855,735
Tobacco Settlement Financing Corp., Revenue Bonds Series A, 5.00%, 06/01/2035	450,000	499,558

		1,747,167

South Carolina - 1.0%
County of Lancaster, Special Assessment Series A, 3.13%, 12/01/2022 (F)	1,000,000	1,003,240

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 4.8%
City of College Station, General Obligation Limited NATL, 4.00%, 02/15/2018	$ 50,000	$ 50,150
City of Houston Airport System Revenue, Revenue Bonds
5.00%, 07/01/2029 (F)	150,000	166,992
Series C,
5.00%, 07/15/2020 (F)	500,000	545,155
City of Lockhart, General Obligation Limited BAM, 5.00%, 08/01/2025	145,000	181,096
City of San Antonio, General Obligation Limited 5.00%, 08/01/2016	160,000	161,867
Dallas County Flood Control District No. 1, General Obligation Unlimited 5.00%, 04/01/2028 - 04/01/2032 (C) (D)	2,000,000	2,105,640
Fort Bend County Municipal Utility District No. 146, General Obligation Unlimited BAM, 1.00%, 09/01/2016	190,000	190,013
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited BAM, 3.25%, 10/01/2032	1,140,000	1,160,532
Texas A&M University, Revenue Bonds 5.00%, 05/15/2016	55,000	55,116
Willow Creek Farms Municipal Utility District, General Obligation Unlimited BAM, 3.00%, 09/01/2023	130,000	136,855

		4,753,416

U. S. Virgin Islands - 0.0% (A)
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds Series A, 5.00%, 07/01/2027	45,000	45,395

Utah - 1.9%
City of Park City Water Revenue, Revenue Bonds 4.00%, 12/15/2016	100,000	102,071
City of St. George Electric Revenue, Revenue Bonds AGM, 3.13%, 06/01/2038	575,000	564,615
Davis County School District, General Obligation Unlimited 4.25%, 06/01/2017	150,000	153,271
Intermountain Power Agency, Revenue Bonds Series A, 4.00%, 07/01/2018	25,000	26,714
Utah Charter School Finance Authority, Revenue Bonds
5.00%, 04/15/2030 (C) (D)	420,000	429,215
6.00%, 04/15/2045 (C) (D)	500,000	528,410
Series A,
5.75%, 07/15/2020	35,000	36,400

		1,840,696

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 1.2%
University of Vermont & State Agricultural College, Revenue Bonds AMBAC, 4.25%, 10/01/2016	$ 115,000	$ 116,824
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds 5.00%, 10/01/2042	905,000	1,023,998

		1,140,822

Virginia - 0.2%
Fairfax County Economic Development Authority, Revenue Bonds 4.00%, 04/01/2017	25,000	25,772
Tobacco Settlement Financing Corp., Revenue Bonds Series B1, 5.00%, 06/01/2047	145,000	126,687

		152,459

Washington - 0.2%
County of King Sewer Revenue, Revenue Bonds Series B, 5.00%, 01/01/2017	125,000	128,717
Pierce County School District No. 1, General Obligation Unlimited AGM, 5.25%, 12/01/2021	50,000	50,214
Vancouver Housing Authority, Revenue Bonds 6.70%, 03/01/2026	20,000	20,017

		198,948

Wisconsin - 2.9%
Milwaukee Housing Authority, Revenue Bonds Series A, 3.63%, 07/01/2035	505,000	535,124
Public Finance Authority, Revenue Bonds
Series A,
4.10%, 04/01/2034	445,000	456,027
4.75%, 12/01/2035	1,600,000	1,667,536
State of Wisconsin, General Obligation Unlimited Series C, 4.00%, 05/01/2017	25,000	25,857

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A,
6.75%, 09/01/2037	$ 25,000	$ 25,835
Series B,
5.00%, 05/15/2036	25,000	25,038
WPPI Energy, Revenue Bonds Series A, AGM, 5.00%, 07/01/2016	120,000	120,906

		2,856,323

Total Municipal Government Obligations (Cost $85,422,070)		88,137,517

	Shares	Value
INVESTMENT COMPANY - 0.1%
U.S. Fixed Income Fund - 0.1%
Pioneer Municipal High Income Advantage Trust	6,000	83,700

Total Investment Company (Cost $80,130)		83,700

	Principal	Value
REPURCHASE AGREEMENT - 13.0%
State Street Bank & Trust Co. 0.03% (G), dated 04/29/2016, to be repurchased at $12,835,550 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $13,093,113.	$ 12,835,518	12,835,518

Total Repurchase Agreement (Cost $12,835,518)		12,835,518

Total Investments (Cost $98,337,718) (H)		101,056,735
Net Other Assets (Liabilities) - (2.5)%		(2,434,896)

Net Assets - 100.0%		$ 98,621,839

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$88,137,517	$—	$88,137,517
Investment Company	83,700	—	—	83,700
Repurchase Agreement	—	12,835,518	—	12,835,518

Total Investments	$83,700	$100,973,035	$—	$101,056,735

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $6,880,311, representing 7.0% of the Fund’s net assets.
(D)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $6,684,188, representing 6.8% of the Fund’s net assets.
(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(F)	Restricted securities held by the Fund as of April 30, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	La Paz County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 02/15/2046	04/28/2016	$1,067,690	$1,075,180	1.1%

Municipal Government Obligations	California School Finance Authority, Revenue Bonds, Series A, 5.35%, 08/01/2024	02/29/2016	306,260	311,164	0.3

Municipal Government Obligations	Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037	07/16/2015	9,910	10,014	0.0	(A)

Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 4.00%, 09/15/2019	04/30/2015	114,518	114,947	0.1

Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	429,186	441,978	0.4

Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.75%, 04/01/2026	04/08/2016	340,010	339,133	0.3

Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 5.25%, 04/01/2043	06/19/2015	392,806	406,476	0.4

Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, 7.00%, 12/01/2053	12/10/2015	180,010	189,085	0.2

Municipal Government Obligations	New Jersey Economic Development Authority, Revenue Bonds, 5.75%, 09/15/2027	02/11/2016 - 03/08/2016	443,717	454,428	0.4

Municipal Government Obligations	New York City Industrial Development Agency, Revenue Bonds, Series B, 2.00%, 08/01/2028	07/29/2015	1,000,010	1,001,890	1.0

Municipal Government Obligations	Westchester Tobacco Asset Securitization, Revenue Bonds, 5.13%, 06/01/2045	03/30/2015	17,138	20,000	0.0	(A)

Municipal Government Obligations	City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,067	0.0	(A)

Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040	04/11/2014	97,648	104,737	0.1

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 7.00%, 01/15/2040	10/08/2015	$150,005	$152,715	0.2%

Municipal Government Obligations	City of Forest Grove, Revenue Bonds, 5.50%, 03/01/2037	11/30/2015	105,598	106,925	0.1

Municipal Government Obligations	County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	01/22/2016	998,460	1,003,240	1.0

Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	05/09/2014	147,659	166,992	0.2

Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, Series C, 5.00%, 07/15/2020	03/11/2015	528,050	545,155	0.6

Total			$6,348,737	$6,464,126	6.4%

(G)	Rate disclosed reflects the yield at April 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $98,337,718. Aggregate gross unrealized appreciation and depreciation for all securities is $2,825,490 and $106,473, respectively. Net unrealized appreciation for tax purposes is $2,719,017.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 85.4%
Aerospace & Defense - 2.6%
BAE Systems PLC	1,254,092	$ 8,746,130

Airlines - 3.0%
Japan Airlines Co., Ltd.	280,066	10,080,778

Automobiles - 2.6%
Daimler AG	125,939	8,751,893

Banks - 2.3%
Bank of Montreal (A)	65,520	4,268,435
JPMorgan Chase & Co.	55,470	3,505,704

		7,774,139

Beverages - 3.3%
Thai Beverage PCL	20,304,603	11,248,042

Capital Markets - 2.0%
Ares Capital Corp. (A)	437,025	6,638,410

Chemicals - 1.7%
LyondellBasell Industries NV, Class A	70,160	5,800,127

Construction & Engineering - 1.5%
Ferrovial SA	241,259	5,190,807

Diversified Telecommunication Services - 8.5%
AT&T, Inc.	193,050	7,494,201
BCE, Inc.	91,922	4,310,744
HKT Trust & HKT, Ltd.	8,928,540	12,914,724
Verizon Communications, Inc.	80,380	4,094,557

		28,814,226

Food & Staples Retailing - 2.1%
Wal-Mart de Mexico SAB de CV	2,845,240	7,031,797

Food Products - 3.7%
Marine Harvest ASA (B)	800,480	12,456,782

Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	101,650	4,589,498

Insurance - 9.7%
Insurance Australia Group, Ltd.	1,696,030	7,440,855
Legal & General Group PLC	1,437,290	4,685,318
Muenchener Rueckversicherungs-Gesellschaft AG	64,866	12,028,810
Swiss Re AG	100,230	8,891,455

		33,046,438

IT Services - 2.1%
Paychex, Inc.	134,380	7,003,886

Media - 3.3%
Regal Entertainment Group, Class A (A)	533,039	11,113,863

Oil, Gas & Consumable Fuels - 2.5%
Exxon Mobil Corp.	95,630	8,453,692

Pharmaceuticals - 3.2%
GlaxoSmithKline PLC	275,450	5,872,096
Johnson & Johnson	45,660	5,117,573

		10,989,669

Real Estate Investment Trusts - 24.1%
American Capital Agency Corp.	91,490	1,680,671
Ascendas Real Estate Investment Trust (A)	6,504,955	11,898,866
Blackstone Mortgage Trust, Inc., Class A	548,248	15,065,855
Camden Property Trust	61,530	4,967,317
Digital Realty Trust, Inc. (A)	41,120	3,617,738
EPR Properties	162,680	10,717,358
Host Hotels & Resorts, Inc.	168,050	2,658,551

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Select Income REIT	103,110	$ 2,386,996
Spirit Realty Capital, Inc.	616,310	7,044,423
Starwood Property Trust, Inc.	476,947	9,233,694
STORE Capital Corp.	298,700	7,667,629
Welltower, Inc.	67,297	4,671,758

		81,610,856

Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	245,160	5,783,324

Software - 2.6%
Microsoft Corp.	178,950	8,924,236

Transportation Infrastructure - 1.6%
Macquarie Infrastructure Corp.	76,760	5,403,136

Total Common Stocks (Cost $266,493,216)		289,451,729

MASTER LIMITED PARTNERSHIPS - 13.0%
Capital Markets - 4.6%
AllianceBernstein Holding, LP	376,917	8,853,780
Blackstone Group, LP, Class A	251,170	6,892,105

		15,745,885

Electric Utilities - 2.3%
Brookfield Infrastructure Partners, LP	180,657	7,620,113

Oil, Gas & Consumable Fuels - 6.1%
Energy Transfer Partners, LP, Class B	158,100	5,601,483
Enterprise Products Partners, LP	131,420	3,507,600
Spectra Energy Partners, LP	191,510	9,657,849
TC Pipelines, LP	33,830	1,852,869

		20,619,801

Total Master Limited Partnerships (Cost $42,995,741)		43,985,799

SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	25,785,019	25,785,019

Total Securities Lending Collateral (Cost $25,785,019)		25,785,019

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $4,302,120 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $4,391,638.	$ 4,302,109	4,302,109

Total Repurchase Agreement (Cost $4,302,109)		4,302,109

Total Investments (Cost $339,576,085) (D)		363,524,656
Net Other Assets (Liabilities) - (7.3)%		(24,831,061)

Net Assets - 100.0%		$ 338,693,595

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$169,245,173	$120,206,556	$—	$289,451,729
Master Limited Partnerships	43,985,799	—	—	43,985,799
Securities Lending Collateral	25,785,019	—	—	25,785,019
Repurchase Agreement	—	4,302,109	—	4,302,109

Total Investments	$239,015,991	$124,508,665	$—	$363,524,656

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $25,003,903. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $339,576,085. Aggregate gross unrealized appreciation and depreciation for all securities is $34,349,438 and $10,400,867, respectively. Net unrealized appreciation for tax purposes is $23,948,571.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.6%
Invitation Homes Trust Series 2014-SFR1, Class A, 1.44% (A), 06/17/2031 (B)	$ 195,466	$ 193,065
SLM Student Loan Trust Series 2014-1, Class A3, 1.04% (A), 02/26/2029	1,000,000	946,400

Total Asset-Backed Securities (Cost $1,199,358)		1,139,465

CORPORATE DEBT SECURITIES - 10.3%
Banks - 3.9%
BAC Capital Trust XIV 4.00% (A), 05/16/2016 (C)	700,000	520,191
Banco do Brasil SA 9.00% (A), 06/18/2024 (B) (C)	1,250,000	896,875
Banco Santander Chile 1.53% (A), 04/11/2017 (B) (D)	200,000	199,500
Bank of America Corp.
2.47% (A), 11/19/2024, MTN	1,000,000	920,000
3.47% (A), 02/18/2020, MTN (E)	400,000	403,000
6.30% (A), 03/10/2026 (C)	438,000	458,805
Citigroup, Inc. 6.25% (A), 08/15/2026 (C)	222,000	228,382
Corestates Capital II 1.28% (A), 01/15/2027 (B)	269,000	215,872
JPMorgan Chase Capital XIII 1.58% (A), 09/30/2034	531,000	418,269
Societe Generale SA 7.88% (A), 12/18/2023 (B) (C)	200,000	189,900
Standard Chartered PLC 6.41% (A), 01/30/2017 (B) (C)	500,000	467,500
SunTrust Capital III 1.28% (A), 03/15/2028	765,000	589,050
Wachovia Capital Trust II 1.13% (A), 01/15/2027	221,000	177,353
Zions Bancorporation 5.65% (A), 11/15/2023	1,300,000	1,304,875

		6,989,572

Capital Markets - 1.2%
Credit Suisse Group Funding Guernsey, Ltd. 2.92% (A), 04/16/2021 (B)	444,000	451,572
Goldman Sachs Capital II 4.00% (A), 05/31/2016 (C)	267,000	192,400
Goldman Sachs Capital III 4.00% (A), 05/31/2016 (C)	1,385,000	997,602
Morgan Stanley 3.37% (A), 04/25/2023 - 06/09/2023	643,000	638,980

		2,280,554

Chemicals - 0.1%
RPM International, Inc. 5.25%, 06/01/2045	223,000	220,404

Containers & Packaging - 0.1%
Amcor Finance USA, Inc. 3.63%, 04/28/2026 (B)	100,000	100,720

Insurance - 1.6%
Genworth Holdings, Inc. 6.15% (A), 11/15/2066	1,200,000	336,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
MetLife, Inc. 5.25% (A), 06/15/2020 (C)	$ 219,000	$ 213,240
XLIT, Ltd. 6.50% (A), 04/15/2017 (C)	3,350,000	2,345,000

		2,894,240

Machinery - 0.1%
Valmont Industries, Inc. 5.25%, 10/01/2054	180,000	159,173

Metals & Mining - 2.1%
Anglo American Capital PLC 2.63%, 09/27/2017 (B) (D)	200,000	198,000
Freeport-McMoRan, Inc. 2.30%, 11/14/2017	411,000	397,643
Glencore Finance Canada, Ltd. 2.70%, 10/25/2017 (B)	223,000	221,885
Glencore Funding LLC
1.69% (A), 04/16/2018 (B)	992,000	942,400
4.13%, 05/30/2023 (B) (D)	443,000	398,434
Goldcorp, Inc.
2.13%, 03/15/2018	869,000	862,753
3.63%, 06/09/2021	500,000	508,207
5.45%, 06/09/2044	278,000	270,009

		3,799,331

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.
4.85%, 03/15/2021	1,332,000	1,389,384
6.45%, 09/15/2036	431,000	464,981
6.60%, 03/15/2046	42,000	47,537
BP Capital Markets PLC 1.68%, 05/03/2019 (F)	89,000	89,140

		1,991,042

Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc. 4.50%, 04/01/2027	195,000	187,398

Total Corporate Debt Securities (Cost $21,644,543)		18,622,434

FOREIGN GOVERNMENT OBLIGATIONS - 18.8%
Canada - 1.9%
Canada Government Real Return Bond
1.50%, 12/01/2044	CAD 274,828	279,149
4.25%, 12/01/2021	3,166,396	3,192,289

		3,471,438

France - 2.8%
France Government Bond OAT
0.10%, 03/01/2025 (G)	EUR 2,187,438	2,661,172
2.25%, 07/25/2020 (G)	1,805,280	2,384,913

		5,046,085

Italy - 4.4%
Italy Buoni Poliennali del Tesoro
1.25%, 09/15/2032 (G)	1,970,440	2,343,660
2.10%, 09/15/2021 (G)	4,284,926	5,513,483

		7,857,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 1.9%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 14,935,362	$ 873,049
4.50%, 12/04/2025	38,156,034	2,500,585

		3,373,634

New Zealand - 0.8%
New Zealand Government Bond 2.00%, 09/20/2025 (G)	NZD 2,000,000	1,465,107

Spain - 2.9%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (G)	EUR 1,975,240	2,352,210
1.80%, 11/30/2024 (G)	2,202,393	2,776,532

		5,128,742

United Kingdom - 4.1%
U.K. Gilt Inflation-Linked 0.13%, 03/22/2029 - 03/22/2044 (G)	GBP 4,237,404	7,381,945

Total Foreign Government Obligations (Cost $35,339,592)		33,724,094

MORTGAGE-BACKED SECURITIES - 1.8%
COMM Mortgage Trust Series 2015-CR24, Class A2, 3.02%, 08/10/2055	$ 89,445	93,601
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A2, 2.97%, 04/15/2050	53,400	55,523
GS Mortgage Securities Corp. II Series 2015-GC30, Class A2, 2.73%, 05/10/2050	100,125	102,997
GS Mortgage Securities Trust Series 2014-GSFL, Class B, 2.18% (A), 07/15/2031 (B)	3,000,000	2,956,119

Total Mortgage-Backed Securities (Cost $3,249,779)		3,208,240

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.09% (A), 04/25/2024	3,000,000	2,979,207
2.64% (A), 02/25/2024	1,500,000	1,512,298
Federal National Mortgage Association Connecticut Avenue Securities 2.44% (A), 10/25/2023	522,280	524,941

Total U.S. Government Agency Obligations (Cost $5,068,448)		5,016,446

U.S. GOVERNMENT OBLIGATIONS - 64.8%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2045	7,317,053	7,112,402
1.00%, 02/15/2046 (D)	1,626,056	1,703,040
1.38%, 02/15/2044	1,197,397	1,345,014
1.75%, 01/15/2028	705,080	821,189
2.38%, 01/15/2025	5,623,803	6,717,295
3.38%, 04/15/2032 (D)	4,679,167	6,807,154
3.88%, 04/15/2029	6,299,792	9,046,602
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 - 01/15/2023	55,916,272	56,858,453
0.25%, 01/15/2025	3,463,564	3,506,498
0.38%, 07/15/2025	700,267	719,114

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Note (continued)
0.63%, 07/15/2021 - 01/15/2026	$ 4,321,013	$ 4,530,622
1.13%, 01/15/2021	10,949,154	11,700,485
1.25%, 07/15/2020	3,923,633	4,214,072
1.38%, 07/15/2018	1,368,890	1,441,861

Total U.S. Government Obligations (Cost $114,029,997)		116,523,801

	Shares	Value
PREFERRED STOCKS - 0.8%
Banks - 0.0% (H)
HSBC USA, Inc. Series F, 3.50% (A)	2,423	53,815

Capital Markets - 0.1%
UBS Preferred Funding Trust IV Series D, 1.13% (A)	14,000	234,220

Consumer Finance - 0.6%
Navient Corp.
3.37% (A)	8,200	201,064
3.42% (A)	32,242	774,130

		975,194

Insurance - 0.1%
Prudential Financial, Inc. 3.77% (A)	4,655	120,565

Total Preferred Stocks (Cost $1,423,490)		1,383,794

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.26% (I), 05/12/2016 (J)	$ 165,000	164,993

Total Short-Term U.S. Government Obligation (Cost $164,920)		164,993

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (I)	5,618,863	5,618,863

Total Securities Lending Collateral (Cost $5,618,863)		5,618,863

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (I), dated 04/29/2016, to be repurchased at $834,464 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $853,788.	$ 834,462	834,462

Total Repurchase Agreement (Cost $834,462)		834,462

Total Investments (Cost $188,573,452) (K)		186,236,592
Net Other Assets (Liabilities) - (3.6)%		(6,492,020)

Net Assets - 100.0%		$ 179,744,572

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(94)	06/21/2016	$—	$(86,883)
U.S. Treasury Bond	Short	(5)	06/21/2016	20,769	—

Total				$20,769	$(86,883)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	05/11/2016	USD	1,217,996	EUR	1,068,623	$—	$(6,025)
GSC	06/15/2016	USD	2,239,333	EUR	2,000,000	—	(54,016)
GSC	07/13/2016	USD	4,572,099	EUR	4,000,000	—	(18,790)
GSC	07/20/2016	USD	2,460,805	EUR	2,167,386	—	(27,267)
JPM	05/11/2016	USD	1,132,399	EUR	995,210	—	(7,533)
JPM	05/12/2016	USD	1,145,398	EUR	1,000,000	—	(54)
JPM	05/18/2016	USD	1,372,486	EUR	1,217,521	—	(22,377)
JPM	05/31/2016	USD	1,583,766	CAD	2,000,000	—	(10,253)
JPM	06/15/2016	USD	2,662,191	EUR	2,378,206	—	(64,840)
JPM	07/20/2016	USD	1,700,451	EUR	1,497,649	—	(18,790)

Total						$—	$(229,945)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$1,139,465	$—	$1,139,465
Corporate Debt Securities	—	18,622,434	—	18,622,434
Foreign Government Obligations	—	33,724,094	—	33,724,094
Mortgage-Backed Securities	—	3,208,240	—	3,208,240
U.S. Government Agency Obligations	—	5,016,446	—	5,016,446
U.S. Government Obligations	—	116,523,801	—	116,523,801
Preferred Stocks	1,383,794	—	—	1,383,794
Short-Term U.S. Government Obligation	—	164,993	—	164,993
Securities Lending Collateral	5,618,863	—	—	5,618,863
Repurchase Agreement	—	834,462	—	834,462

Total Investments	$7,002,657	$179,233,935	$—	$186,236,592

Other Financial Instruments
Futures Contracts (M)	$20,769	$—	$—	$20,769

Total Other Financial Instruments	$20,769	$—	$—	$20,769

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(86,883)	$—	$—	$(86,883)
Forward Foreign Currency Contracts (M)	—	(229,945)	—	(229,945)

Total Other Financial Instruments	$(86,883)	$(229,945)	$—	$(316,828)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $7,431,842, representing 4.1% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the security is on loan. The total value of all securities on loan is $5,506,790. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $403,000, representing 0.2% of the Fund’s net assets.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(G)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the total aggregate value of Regulation S securities is $26,879,022, representing 15.0% of the Fund’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rate disclosed reflects the yield at April 30, 2016.
(J)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $164,993.
(K)	Aggregate cost for federal income tax purposes is $188,573,452. Aggregate gross unrealized appreciation and depreciation for all securities is $3,072,159 and $5,409,019, respectively. Net unrealized depreciation for tax purposes is $2,336,860.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 93.2%
Alabama - 0.4%
Alabama State University, Revenue Bonds AGC, 4.25%, 05/01/2021	$ 25,000	$ 26,629
AltaPointe Health Systems, Inc., Special Tax Series A, NATL, 3.00%, 05/01/2017	150,000	151,951
Anniston Waterworks & Sewer Board, Revenue Bonds Series B, 3.50%, 06/01/2016	100,000	100,245
County of Jefferson, Revenue Bonds
Series A, AGM-CR,
5.25%, 01/01/2023	300,000	301,800
5.50%, 01/01/2022	85,000	85,510
Industrial Development Board of the City of Mobile, Revenue Bonds 1.63% (A), 07/15/2034	2,225,000	2,245,359
Jasper Water Works & Sewer Board, Inc., Revenue Bonds 5.00%, 06/01/2022 - 06/01/2024	960,000	1,110,664
University of Alabama, Revenue Bonds Series A, 5.00%, 07/01/2016	100,000	100,783
University of Alabama Hospital Revenue, Revenue Bonds Series A, AMBAC, 5.00%, 09/01/2036	25,000	25,275

		4,148,216

Alaska - 0.1%
Alaska Housing Finance Corp., Revenue Bonds Series D, 5.00%, 12/01/2025	250,000	312,022
Alaska Industrial Development & Export Authority, Revenue Bonds 5.00%, 04/01/2022	500,000	588,270
Alaska International Airports System, Revenue Bonds Series D, NATL, 4.75%, 10/01/2016	125,000	127,074
Alaska Municipal Bond Bank Authority, Revenue Bonds Series 3, 5.00%, 09/01/2016	100,000	101,500
City of Valdez, Revenue Bonds Series C, 5.00%, 01/01/2021	50,000	57,138
State of Alaska, General Obligation Unlimited Series B, 5.00%, 08/01/2016	75,000	75,860

		1,261,864

Arizona - 1.8%
Arizona Board of Regents, Certificate of Participation Series A, 5.00%, 06/01/2019	150,000	168,040

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Arizona Health Facilities Authority, Revenue Bonds Series D, 5.00%, 01/01/2017	$ 75,000	$ 77,174
Arizona State University, Revenue Bonds
Series A,
4.00%, 07/01/2016	60,000	60,366
Series C,
5.00%, 07/01/2016	125,000	125,978
City of Phoenix, General Obligation Limited Series C, 4.00%, 07/01/2016	60,000	60,369
County of Pima, Certificate of Participation 5.00%, 12/01/2026	35,000	42,165
County of Pima Sewer System Revenue, Revenue Bonds Series A, 5.00%, 07/01/2019	25,000	28,182
County of Santa Cruz, Revenue Bonds AGM, 4.00%, 07/01/2026 - 07/01/2027	735,000	848,228
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	3,000,000	2,986,860
3.88%, 07/01/2021 (B)	200,000	199,848
5.00%, 07/01/2036	1,625,000	1,808,007
7.63%, 07/01/2044 (B)	100,000	114,181
Industrial Development Authority of the County of Pima, Revenue Bonds Series R, 2.88%, 07/01/2021	390,000	390,924
La Paz County Industrial Development Authority, Revenue Bonds Series A, 5.00%, 02/15/2021 - 02/15/2036 (C) (D)	3,885,000	4,365,252
Maricopa County Elementary School District No. 14, General Obligation Unlimited Series B, 2.00%, 07/01/2016	65,000	65,153
Maricopa County Elementary School District No. 25, General Obligation Unlimited Series A, BAM, 4.00%, 07/01/2024	135,000	158,428
Maricopa County Industrial Development Authority, Revenue Bonds
2.63%, 07/01/2021	750,000	749,265
Series A,
5.00%, 01/01/2034	725,000	815,226
Maricopa County Unified School District No. 89, General Obligation Limited
5.00%, 07/01/2023	40,000	49,074
BAM,
4.00%, 07/01/2027 (C)	1,550,000	1,786,018
Pima County Unified School District No. 10, General Obligation Unlimited Series D, 2.00%, 07/01/2016	60,000	60,145

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Pima County Unified School District No. 6, General Obligation Unlimited
MAC,
2.00%, 07/01/2016	$ 100,000	$ 100,233
Series B, BAM,
3.25%, 07/01/2035	800,000	806,336
Pinal County Electrical District No. 4, Revenue Bonds AGM, 5.00%, 12/01/2022 - 12/01/2025	480,000	585,245
Town of Gilbert Streets Special Revenue, Revenue Bonds 4.00%, 07/01/2016	450,000	452,673
Yavapai County Elementary School District No. 6, General Obligation Unlimited Series A, BAM, 4.00%, 07/01/2026	460,000	540,325
Yuma & La Paz Counties Community College District, General Obligation Unlimited NATL, 5.00%, 07/01/2017	145,000	146,128

		17,589,823

Arkansas - 0.0% (E)
Arkansas Development Finance Authority, Revenue Bonds AMBAC, Zero Coupon, 07/01/2026	305,000	235,469
City of Maumelle, General Obligation Limited 2.00%, 03/01/2017	100,000	101,117

		336,586

California - 9.3%
Acalanes Union High School District, General Obligation Unlimited Series C, Zero Coupon, 08/01/2026 - 08/01/2027 (C)	485,000	366,251
Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, AGM, 5.00%, 09/01/2024 - 09/01/2026	2,160,000	2,661,919
Banning Unified School District, General Obligation Unlimited AGM, 3.25%, 08/01/2027	40,000	43,289
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds 5.00%, 09/01/2025	140,000	178,158
Calexico Financing Authority, Revenue Bonds AGM, 4.00%, 04/01/2024	715,000	822,393
California City Redevelopment Agency Successor Agency, Tax Allocation AGM, 3.25%, 09/01/2026	180,000	194,056

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Health Facilities Financing Authority, Revenue Bonds
Series D,
5.00%, 08/15/2022	$ 25,000	$ 30,699
5.00% (A), 07/01/2034	200,000	204,192
California Municipal Finance Authority, Revenue Bonds
4.00%, 07/01/2019 (B) (F)	345,000	363,050
4.38%, 07/01/2025 (B) (F)	750,000	815,497
Series A,
3.50%, 10/01/2020	430,000	434,536
California School Finance Authority, Revenue Bonds
Series A,
3.00%, 07/01/2017 - 07/01/2018 (B)	1,450,000	1,476,489
4.00%, 08/01/2025 (B)	450,000	480,483
California State Public Works Board, Revenue Bonds Series F, 5.00%, 09/01/2017	100,000	105,784
California State University, Revenue Bonds Series A, 4.00%, 11/01/2034	500,000	558,985
California Statewide Communities Development Authority, Revenue Bonds 1.90% (A), 04/01/2028	75,000	76,776
AGM,
5.00%, 10/01/2026	520,000	633,714
Series A,
5.00%, 12/01/2025 - 12/01/2029 (B) (C)	775,000	893,305
Calleguas-Las Virgenes Public Financing Authority, Revenue Bonds Series A, NATL, 5.13%, 07/01/2032	105,000	105,851
Campbell Union High School District, General Obligation Unlimited AGC, 4.75%, 08/01/2031	50,000	53,096
City of Escondido, Special Tax Series E, BAM, 5.00%, 09/01/2027	620,000	756,251
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	146,728
4.00%, 09/02/2021 - 09/02/2022	315,000	344,611
City of San Buenaventura Wastewater Revenue, Revenue Bonds Series B, 4.00%, 01/01/2023	40,000	45,722
City of Visalia, Certificate of Participation AGM, 5.00%, 12/01/2024	360,000	450,907
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	85,352
Series A, AGM,
4.00%, 09/01/2031 - 09/01/2032	1,210,000	1,357,568
5.00%, 09/01/2029 - 09/01/2030	2,170,000	2,678,731

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033 - 02/01/2034	$ 1,205,000	$ 1,330,183
5.00%, 02/01/2029 - 02/01/2030	700,000	859,900
Compton Community College District, General Obligation Unlimited BAM, 5.00%, 07/01/2024	605,000	760,140
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	1,595,000	1,682,670
3.13%, 09/01/2027	880,000	922,918
5.00%, 09/01/2021 - 09/01/2024	3,210,000	3,893,031
Culver City Unified School District, General Obligation Unlimited Series A, 3.00%, 08/01/2016	140,000	140,914
Davis Joint Unified School District, Certificate of Participation BAM, 4.00%, 08/01/2024	95,000	111,488
Dry Creek Joint Elementary School District, Special Tax AGM, 5.00%, 09/01/2024	190,000	235,934
Elk Grove Unified School District, Certificate of Participation BAM, 5.00%, 02/01/2027 - 02/01/2030	7,035,000	8,676,082
Etiwanda School District, Special Tax
2.00%, 09/01/2018 - 09/01/2020	100,000	102,570
3.00%, 09/01/2021 - 09/01/2022	185,000	191,220
3.50%, 09/01/2023	75,000	77,571
Fairfield-Suisun Unified School District Financing Corp., Special Tax
BAM,
2.00%, 08/15/2018 - 08/15/2020	7,890,000	8,052,649
2.25%, 08/15/2021 - 08/15/2023	7,145,000	7,275,180
Fontana Unified School District, General Obligation Unlimited 4.00%, 08/01/2024	150,000	172,292
Galt Joint Union High School District, General Obligation Unlimited BAM, 3.00%, 08/01/2016	140,000	140,893
Gilroy Public Facilities Financing Authority, Revenue Bonds 4.00%, 11/01/2016	70,000	71,207
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A,
3.00%, 06/01/2017	50,000	51,272
Series A-1,
4.50%, 06/01/2017 - 06/01/2027	6,480,000	6,584,503

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Grant Joint Union High School District, General Obligation Unlimited AGM, 4.38%, 08/01/2031	$ 200,000	$ 200,356
Hacienda La Puente Unified School District, Certificate of Participation AGM, 5.00%, 06/01/2024	250,000	314,770
Hesperia Unified School District, Certificate of Participation BAM, 3.00%, 02/01/2033	375,000	377,265
Imperial Irrigation District Electric System Revenue, Revenue Bonds 4.25%, 11/01/2016	100,000	101,913
Independent Cities Lease Finance Authority, Revenue Bonds Series A, 5.13%, 05/15/2041	100,000	100,201
Industry Public Facilities Authority, Tax Allocation Series A, AGM, 5.00%, 01/01/2017	495,000	508,464
Jefferson Elementary School District, General Obligation Unlimited Series B, 4.00%, 09/01/2016	125,000	126,499
Kern Community College District, Certificate of Participation BAM, 5.00%, 06/01/2027	1,020,000	1,273,643
La Quinta Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 09/01/2021	35,000	41,843
Livermore Valley Joint Unified School District, General Obligation Unlimited 4.00%, 08/01/2016	90,000	90,824
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, Tax Allocation Series E, AGM, 5.00%, 12/01/2022	490,000	590,009
Los Angeles Unified School District, General Obligation Unlimited
Series B, AMBAC,
5.00%, 07/01/2022	85,000	89,382
Series D,
4.00%, 07/01/2017	50,000	51,995
Lynwood Unified School District, General Obligation Unlimited Series C, AGM, 3.00%, 08/01/2036 (C)	300,000	292,854
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	522,754

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Menifee Union School District Public Financing Authority, Special Tax (continued)
Series A,
5.00%, 09/01/2023	$ 425,000	$ 511,611
Series A, BAM,
3.00%, 09/01/2031	565,000	568,085
5.00%, 09/01/2029 - 09/01/2035	3,920,000	4,618,982
Metropolitan Water District of Southern California, Revenue Bonds Series G-2, 3.00% (A), 07/01/2037	100,000	102,703
Milpitas Redevelopment Agency Successor Agency, Tax Allocation 3.00%, 09/01/2016	100,000	100,865
Norwalk-La Mirada Unified School District, General Obligation Unlimited 2.00%, 08/01/2016	145,000	145,574
Oakdale Public Financing Authority, Special Tax
2.38%, 09/01/2021	240,000	244,841
2.63%, 09/01/2022	110,000	112,899
3.00%, 09/01/2023 - 09/01/2024	415,000	427,616
Oxnard Union High School District, General Obligation Unlimited 4.00%, 08/01/2020	25,000	28,161
Panama-Buena Vista Union School District, Certificate of Participation
BAM,
4.00%, 09/01/2018	425,000	454,427
5.00%, 09/01/2024	265,000	326,075
Panama-Buena Vista Union School District, General Obligation Unlimited Series B, BAM, 5.00%, 08/01/2027	210,000	261,196
Pasadena Unified School District, General Obligation Unlimited 4.00%, 05/01/2017	50,000	51,718
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A, AGM, 5.00%, 09/01/2022	425,000	510,535
Placerville Union School District, General Obligation Unlimited BAM, 3.00%, 08/01/2033 - 08/01/2034	250,000	249,700
Ramona Unified School District Community Facilities District No. 92-1, Certificate of Participation BAM, 4.00%, 05/01/2027	175,000	197,963
Riverside County Community Facilities Districts, Special Tax 3.00%, 09/01/2018	195,000	200,559
Riverside County Redevelopment Successor Agency, Tax Allocation Series C, AGM, 5.00%, 10/01/2022	515,000	625,926

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Riverside Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 09/01/2020 - 09/01/2026	$ 245,000	$ 293,487
Sacramento Area Flood Control Agency, Special Assessment BAM, 5.00%, 12/01/2037	850,000	891,420
Salinas Union High School District, General Obligation Unlimited Zero Coupon, 08/01/2020	1,850,000	1,712,434
San Bernardino Community College District, General Obligation Unlimited
2.00%, 08/01/2016	100,000	100,396
Series A,
4.00%, 08/01/2016	150,000	151,359
Series D,
Zero Coupon, 08/01/2023	70,000	59,753
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation Series B, AGM, 5.00%, 09/01/2025 - 09/01/2028	1,235,000	1,504,064
San Diego County Water Authority Financing Corp., Certificate of Participation Series A, NATL, 5.25%, 05/01/2016	200,000	200,056
San Diego Public Facilities Financing Authority, Revenue Bonds 5.00%, 10/15/2026 - 10/15/2027 (C)	810,000	1,014,587
San Francisco City & County Redevelopment Agency, Tax Allocation Series C, 4.00%, 08/01/2017	100,000	104,108
San Gorgonio Memorial Health Care District, General Obligation Unlimited 5.00%, 08/01/2024	135,000	166,408
San Leandro Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 09/01/2027	310,000	375,264
San Marcos Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/01/2024	35,000	44,239
Santa Monica Community College District, General Obligation Unlimited Series B, 2.00%, 08/01/2016	90,000	90,365
Santa Rosa Redevelopment Agency Successor Agency, Tax Allocation Series A, BAM, 5.00%, 08/01/2028	2,000,000	2,440,960
Snowline Joint Unified School District, Special Tax Series A, 3.00%, 09/01/2021 - 09/01/2022	535,000	570,886
South Tahoe Redevelopment Agency, Special Tax
3.13%, 10/01/2020	75,000	77,331

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
South Tahoe Redevelopment Agency, Special Tax (continued)
3.38%, 10/01/2021	$ 110,000	$ 113,420
3.50%, 10/01/2022	80,000	82,489
Southern California Public Power Authority, Revenue Bonds
5.00%, 07/01/2016	45,000	45,356
Series A,
4.00%, 07/01/2016	135,000	135,837
Southwestern Community College District, General Obligation Unlimited Series B, NATL, 5.25%, 08/01/2016	125,000	126,544
Stockton Public Financing Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	230,000	260,022
Series A, NATL,
5.00%, 10/01/2031	20,000	20,066
Stockton Unified School District, General Obligation Unlimited
AGM,
5.00%, 07/01/2021	75,000	89,333
Series A, BAM,
5.00%, 08/01/2024	100,000	125,893
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation AGM, 5.00%, 09/01/2022	50,000	59,797
Sutter Union High School District, General Obligation Unlimited BAM, Zero Coupon, 08/01/2026 - 08/01/2028 (C)	585,000	419,728
Twin Rivers Unified School District, Certificate of Participation AGM, 3.20% (A), 06/01/2027	145,000	145,245
University of California, Revenue Bonds Series D, NATL, FGIC, 5.00%, 05/15/2016	140,000	140,286
Vacaville Unified School District, Certificate of Participation AGM,
3.00%, 12/01/2022	155,000	167,431
4.00%, 12/01/2023 - 12/01/2025	865,000	1,003,424
Vallejo City Unified School District, Special Tax AGM, 5.00%, 09/01/2019	100,000	100,334
Victor Valley Union High School District, Certificate of Participation
Series A, BAM,
2.00%, 11/15/2024 - 11/15/2025 (C)	2,440,000	2,413,924
2.13%, 11/15/2026 (C)	1,000,000	974,600
2.38%, 11/15/2027 (C)	1,075,000	1,052,006
Washington Unified School District, General Obligation Unlimited AGM, 4.00%, 08/01/2024	110,000	129,927

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
West Hill Community College District, General Obligation Unlimited Series C, BAM, 5.00%, 08/01/2021 - 08/01/2026	$ 810,000	$ 1,000,691

		90,522,688

Colorado - 1.0%
Beacon Point Metropolitan District, General Obligation Unlimited AGM, 4.00%, 12/01/2021 - 12/01/2023	240,000	270,660
City of Westminster, Certificate of Participation Series B, 1.54%, 12/01/2017	105,000	105,716
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.00%, 07/01/2017	100,000	102,348
3.25%, 06/15/2036 (C)	515,000	500,554
4.00%, 07/01/2018 - 07/01/2021	575,000	625,307
5.00%, 06/15/2029 - 06/15/2030 (C)	1,050,000	1,239,101
Series A,
3.00%, 12/01/2020	395,000	418,167
Series C,
2.00%, 12/15/2017 (B) (F)	500,000	499,120
Colorado Health Facilities Authority, Revenue Bonds 4.00%, 05/15/2029 (C)	2,000,000	2,215,580
Colorado Higher Education, Certificate of Participation Series A, 5.00%, 11/01/2026	50,000	64,349
Denver City & County School District No. 1, General Obligation Unlimited Series G, 5.00%, 12/01/2016	80,000	82,101
Douglas County School District No. Re-1 Douglas & Elbert Counties, Certificate of Participation 2.00%, 01/15/2017	410,000	413,604
El Paso County School District No. 49, Certificate of Participation 5.00%, 12/15/2019	1,130,000	1,283,962
Northwest Parkway Public Highway Authority, Revenue Bonds Series C, AMBAC, 5.45%, 06/15/2017	240,000	241,512
Thornton Development Authority, Tax Allocation
4.00%, 12/01/2019 - 12/01/2021	520,000	574,053
5.00%, 12/01/2022	400,000	481,732
University of Colorado Hospital Authority, Revenue Bonds Series A, 5.25%, 11/15/2039	200,000	200,430

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
VDW Metropolitan District No. 2, General Obligation Limited Series A, AGM, 2.00%, 12/01/2022	$ 210,000	$ 211,178

		9,529,474

Connecticut - 3.2%
City of Hartford, General Obligation Unlimited
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2026	810,000	979,030
Series A, BAM,
3.00%, 12/01/2028 - 12/01/2029 (C)	1,570,000	1,560,451
4.00%, 12/01/2027 (C)	515,000	574,956
5.00%, 12/01/2021 - 12/01/2026 (C)	14,685,000	17,711,324
Series C, AGM,
5.00%, 07/15/2023	1,400,000	1,660,610
City of New Britain, General Obligation Unlimited AGM,
5.00%, 04/15/2020	100,000	115,779
Series A, BAM,
5.00%, 03/01/2025	240,000	296,645
City of New Haven, General Obligation Unlimited Series B, BAM, 5.00%, 08/15/2025	595,000	744,785
Connecticut Housing Finance Authority, Revenue Bonds
Series A-1,
3.20%, 11/15/2035	530,000	537,075
Series B1,
2.40%, 11/15/2026 (C)	90,000	90,173
2.55%, 05/15/2027 (C)	1,380,000	1,385,134
2.60%, 11/15/2027 (C)	1,400,000	1,404,564
Series B3,
2.25%, 05/15/2025 (C)	480,000	481,685
2.30%, 11/15/2025 (C)	265,000	265,962
2.40%, 05/15/2026 - 11/15/2026 (C)	855,000	857,682
Connecticut State Health & Educational Facility Authority, Revenue Bonds
Series A,
0.80% (A), 07/01/2048	30,000	30,004
Series B, AGC,
5.50%, 07/01/2032	250,000	250,515
Series F, AGC,
5.00%, 07/01/2031	150,000	151,141
Mohegan Tribe of Indians of Connecticut, Revenue Bonds Series C, 4.75%, 02/01/2020 (B) (F)	1,250,000	1,256,787
State of Connecticut, General Obligation Unlimited
Series B,
5.00%, 05/01/2016	280,000	280,073
Series E,
5.00%, 08/15/2021	25,000	29,525

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
State of Connecticut Special Tax Revenue, Revenue Bonds Series A, 3.00%, 12/01/2016	$ 100,000	$ 101,464
Town of Windham, General Obligation Unlimited NATL, 5.00%, 06/15/2016	50,000	50,293
University of Connecticut, Revenue Bonds Series A, 5.00%, 11/15/2023	25,000	28,380

		30,844,037

Delaware - 0.1%
Delaware State Economic Development Authority, Revenue Bonds
4.63%, 09/01/2034	545,000	584,098
AGM,
5.00%, 10/01/2026	250,000	304,940

		889,038

District of Columbia - 0.3%
District of Columbia, Revenue Bonds
5.00%, 06/01/2036	2,000,000	2,265,820
Series B,
4.70% (A), 04/01/2031	100,000	106,601
Series C,
4.00%, 12/01/2021	25,000	28,795
District of Columbia Water & Sewer Authority, Revenue Bonds Series A, 5.00%, 10/01/2023	25,000	30,625
Metropolitan Washington Airports Authority, Revenue Bonds
Series A,
5.00%, 10/01/2020	25,000	29,206
Series C,
5.00%, 10/01/2019	55,000	62,472
Washington Metropolitan Area Transit Authority, Revenue Bonds Series A, 5.00%, 07/01/2016	550,000	554,268

		3,077,787

Florida - 3.8%
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (B)	360,000	365,238
4.25%, 07/01/2021 (B)	435,000	442,660
Capital Trust Agency, Inc., Revenue Bonds Series A, 4.50%, 07/01/2034	2,355,000	2,413,616
Citizens Property Insurance Corp., Revenue Bonds
Series A-1, AGM,
4.00%, 06/01/2018	135,000	144,474
5.00%, 06/01/2016	25,000	25,103

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Fernandina Beach Utility System Revenue, Revenue Bonds Series A, 5.00%, 09/01/2019	$ 30,000	$ 33,751
City of Gulf Breeze, Revenue Bonds Series L, 3.10%, 12/01/2020	100,000	107,590
City of Jacksonville, Revenue Bonds
3.00%, 10/01/2026	2,000,000	2,131,080
4.00%, 10/01/2029	1,015,000	1,154,877
Series C-1,
5.00%, 10/01/2017	100,000	106,067
City of North Port, Special Assessment BAM, 5.00%, 07/01/2020	340,000	391,670
City of Pompano Beach, Revenue Bonds 4.00%, 09/01/2019 - 09/01/2020	405,000	440,348
City of Riviera Beach, Revenue Bonds BAM, 3.00%, 10/01/2022	125,000	137,243
City of Tampa, Revenue Bonds Series A, 5.00%, 09/01/2019 - 11/15/2025	65,000	74,848
Columbia County School Board, Certificate of Participation Series A, BAM, 5.00%, 07/01/2026	800,000	972,528
County of Miami-Dade Aviation Revenue, Revenue Bonds Series B, 5.00%, 10/01/2016	100,000	101,824
County of Miami-Dade Transit System, Revenue Bonds 4.00%, 07/01/2017	150,000	155,768
Emerald Coast Utilities Authority, Revenue Bonds BAM, 4.00%, 01/01/2017	295,000	301,596
First Florida Governmental Financing Commission, Revenue Bonds Series B, AMBAC, 5.50%, 07/01/2016	100,000	100,804
Flagler County School District, Certificate of Participation Series A, AGM, 5.00%, 08/01/2018	25,000	27,196
Florida Department of Environmental Protection, Revenue Bonds Series A, 5.00%, 07/01/2022	55,000	66,996
Florida Department of Management Services, Certificate of Participation Series A, 5.00%, 08/01/2019	35,000	38,641
Florida Governmental Utility Authority, Revenue Bonds AGM, 4.00%, 10/01/2018	125,000	133,749

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Higher Educational Facilities Financial Authority, Revenue Bonds 5.00%, 04/01/2032 - 04/01/2036 (C)	$ 3,100,000	$ 3,664,694
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
3.45%, 07/01/2030	810,000	851,229
3.75%, 07/01/2035	3,100,000	3,288,449
Series A, GNMA, FNMA, FHLMC,
2.00%, 07/01/2021	275,000	282,092
2.25%, 07/01/2022	315,000	328,977
Florida Municipal Power Agency, Revenue Bonds Series A, 5.00%, 10/01/2018	25,000	27,447
Florida’s Turnpike Enterprise, Revenue Bonds
Series A,
5.00%, 07/01/2024	25,000	26,498
Series A, NATL,
5.00%, 07/01/2020	175,000	178,110
Greater Orlando Aviation Authority, Revenue Bonds Series A, 3.60%, 10/01/2018	40,000	42,408
Hillsborough County School Board, Certificate of Participation NATL, 4.13%, 07/01/2019	100,000	104,057
JEA Electric System Revenue, Revenue Bonds Series B, 5.00%, 10/01/2016	75,000	76,413
Lee County School Board, Certificate of Participation Series B, 3.00%, 08/01/2016	100,000	100,620
Martin County School District, Certificate of Participation Series A, AGM, 5.00%, 07/01/2017	100,000	104,841
Miami-Dade County Industrial Development Authority, Revenue Bonds
1.50%, 10/01/2018	500,000	506,255
5.00%, 09/15/2034 (D)	130,000	140,227
Northern Palm Beach County Improvement District, Special Assessment AGM, 5.00%, 08/01/2021 - 08/01/2024	1,095,000	1,314,990
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,615,000	10,273,582
Series B,
4.00%, 10/01/2045	500,000	519,890

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.55%, 03/01/2019	$ 100,000	$ 101,049
1.65%, 09/01/2019	100,000	101,653
Palm Beach County School District, Certificate of Participation Series A, 5.00% (A), 08/01/2032 (D)	100,000	101,145
Pasco County School Board, Certificate of Participation 4.00%, 08/01/2016	315,000	317,618
School Board of Miami-Dade County, Certificate of Participation
Series B,
1.00%, 05/01/2016	100,000	100,004
Series B, AGC,
4.00%, 05/01/2018	25,000	26,410
South Broward Hospital District, Revenue Bonds 5.00%, 05/01/2017	145,000	151,157
South Florida Water Management District, Certificate of Participation 5.00%, 10/01/2026 - 10/01/2027	400,000	503,740
St. Johns River Power Park, Revenue Bonds 5.00%, 10/01/2016	265,000	270,040
State of Florida Lottery Revenue, Revenue Bonds Series D, 5.00%, 07/01/2017	150,000	157,643
Sumter County Industrial Development Authority, Revenue Bonds Series A, 5.13%, 07/01/2034	150,000	170,592
Tampa Bay Water, Revenue Bonds
NATL,
5.50%, 10/01/2024	25,000	32,705
Series A,
5.00%, 10/01/2016	115,000	117,152
Tradition Community Development District No. 1, Special Assessment AGM, 4.00%, 05/01/2023	525,000	596,027
Volusia County Educational Facility Authority, Revenue Bonds 5.00%, 06/01/2017	150,000	156,846
Volusia County School Board, Certificate of Participation Series A, BAM, 5.00%, 08/01/2027 - 08/01/2028	780,000	964,409
Walton County District School Board, Certificate of Participation AGM, 5.00%, 07/01/2020 - 07/01/2026	1,395,000	1,642,525

		37,209,161

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 0.5%
Burke County Development Authority, Revenue Bonds Series C, 1.30% (A), 01/01/2052	$ 1,515,000	$ 1,520,908
City of Atlanta Department of Aviation, Revenue Bonds Series C, 5.00%, 01/01/2017 - 01/01/2020	90,000	97,090
City of Dahlonega Water & Sewer Revenue, Revenue Bonds
AGM,
4.00%, 09/01/2021	150,000	169,440
5.00%, 09/01/2022	350,000	420,749
City of East Point, Tax Allocation 3.00%, 08/01/2022	1,000,000	1,025,120
Georgia Higher Education Facilities Authority, Revenue Bonds Series A, AGC, 5.00%, 06/15/2029	80,000	92,709
Georgia State Road & Tollway Authority, Revenue Bonds Series A, 5.00%, 06/01/2016	105,000	105,424
Henry County School District, General Obligation Unlimited 5.00%, 12/01/2017	50,000	53,400
Monroe County Development Authority, Revenue Bonds 2.35% (A), 10/01/2048	1,000,000	1,025,670
Municipal Electric Authority of Georgia, Revenue Bonds
Series B,
4.00%, 01/01/2017	100,000	102,256
5.00%, 01/01/2020	75,000	85,585

		4,698,351

Guam - 0.0% (E)
Guam Government Waterworks Authority, Revenue Bonds 4.50%, 07/01/2018	85,000	90,825

Hawaii - 0.0% (E)
State of Hawaii, General Obligation Unlimited Series DK, 5.00%, 05/01/2016	100,000	100,026

Idaho - 0.1%
Idaho Housing & Finance Association, Revenue Bonds Series A, 5.00%, 06/01/2035 (D)	495,000	514,775

Illinois - 16.3%
Boone & Winnebago Counties Community Unit School District No.200, General Obligation Unlimited AGM, Zero Coupon, 01/01/2022 - 01/01/2023	4,155,000	3,586,168

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Campton Township, General Obligation Unlimited 2.00%, 12/15/2018	$ 50,000	$ 50,874
Carol Stream Park District, General Obligation Unlimited BAM,
2.50%, 01/01/2021	110,000	112,737
5.00%, 01/01/2037	2,400,000	2,735,400
Central Lake County Joint Action Water Agency, Revenue Bonds
4.00%, 05/01/2019	60,000	65,385
XLCA,
4.13%, 05/01/2029	340,000	340,068
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited Series A, AGM, 5.00%, 10/01/2022 - 10/01/2026	6,380,000	7,624,358
Champaign Coles Et Al Counties Community College District No. 505, General Obligation Unlimited Series B, 3.00%, 12/01/2016	80,000	81,038
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	455,239
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	100,000	109,768
Series D, AGM,
5.00%, 12/01/2022	50,000	51,855
Chicago O’Hare International Airport, Revenue Bonds
Series B,
5.00%, 01/01/2021 - 01/01/2027	650,000	785,047
Series D,
4.00%, 01/01/2035	5,265,000	5,557,050
Chicago Park District, General Obligation Limited
Series B,
4.00%, 01/01/2017 - 01/01/2019	50,000	51,853
5.00%, 01/01/2021 - 01/01/2022	270,000	304,613
City of Berwyn, General Obligation Unlimited Series A, AGM, 4.00%, 12/01/2018	250,000	266,982
City of Burbank, General Obligation Unlimited BAM-TCRS, 3.70%, 12/01/2018	500,000	531,215
City of Calumet City, General Obligation Unlimited Series A, BAM, 4.00%, 03/01/2022	2,095,000	2,345,897
City of Chicago, General Obligation Unlimited
Series A, AGM,
4.75%, 01/01/2030	100,000	100,124
5.00%, 01/01/2023 - 01/01/2026	470,000	481,140
5.50%, 01/01/2018	25,000	26,153

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited (continued)
Series C,
5.00%, 01/01/2026 - 01/01/2027	$ 3,000,000	$ 2,993,130
City of Chicago, Revenue Bonds AGM, 5.00%, 01/01/2019 - 01/01/2026	425,000	430,689
City of Chicago Motor Fuel Tax Revenue, Revenue Bonds 5.00%, 01/01/2018	200,000	207,464
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
3.00%, 01/01/2017	25,000	25,272
5.00%, 01/01/2018	150,000	158,149
AGM-CR,
3.00%, 01/01/2021	750,000	782,257
5.00%, 01/01/2022 - 01/01/2024	800,000	914,914
BAM-TCRS,
3.00%, 01/01/2021	610,000	640,415
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	128,995
4.00%, 11/01/2023	500,000	546,235
5.00%, 11/01/2028	485,000	551,484
AGM,
4.25%, 11/01/2018	200,000	212,120
5.00%, 11/01/2016	40,000	40,792
Series A, AMBAC,
5.00%, 11/01/2021	50,000	51,002
City of Evanston, General Obligation Unlimited Series C, 4.00%, 12/01/2018	50,000	53,227
City of Flora, General Obligation Unlimited BAM, 3.50%, 11/01/2022 - 11/01/2024	660,000	716,733
City of Highland, General Obligation Unlimited Series B, 2.00%, 01/01/2017	50,000	50,381
City of Kankakee, General Obligation Unlimited
Series A, AGM,
2.00%, 01/01/2017	100,000	100,688
3.00%, 01/01/2025	375,000	387,750
4.00%, 01/01/2026 - 01/01/2027	1,320,000	1,445,907
City of Loves Park, General Obligation Unlimited AMBAC, 4.05%, 12/15/2018	40,000	41,198
City of Marion, General Obligation Unlimited 2.00%, 11/01/2016	675,000	678,841
City of Monmouth, General Obligation Unlimited Series B, BAM, 3.00%, 12/01/2023 - 12/01/2024	500,000	528,126

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	$ 160,000	$ 178,645
Series B, AGM,
3.00%, 11/01/2017	100,000	103,316
4.00%, 11/01/2023	40,000	46,233
City of Princeton, General Obligation Unlimited Series E, 2.50%, 12/01/2019	40,000	41,723
City of Rochelle Electric System Revenue, Revenue Bonds
AGM,
3.00%, 05/01/2019	410,000	431,435
4.00%, 05/01/2021	300,000	335,373
City of Springfield, General Obligation Unlimited 5.00%, 12/01/2017	140,000	148,968
City of Sterling, General Obligation Unlimited 3.00%, 11/01/2018	25,000	26,049
Coles Cumberland Moultrie Etc. Counties Community Unit School District No. 2, Revenue Bonds 3.35%, 12/01/2017	130,000	134,092
Cook & Will Counties Community College District No. 515, General Obligation Limited
2.00%, 12/01/2017 - 12/01/2018	1,415,000	1,443,955
5.00%, 12/01/2024	70,000	87,114
Cook & Will Counties School District No. 194, General Obligation Unlimited Series A, 4.50%, 12/01/2035	3,000,000	3,010,830
Cook County Community College District No. 508, General Obligation Unlimited 5.00%, 12/01/2018 - 12/01/2024	2,070,000	2,384,991
Cook County Community College District No. 524, General Obligation Unlimited
3.00%, 12/01/2025 - 12/01/2026	6,270,000	6,698,380
Series B, NATL,
4.50%, 12/01/2016	25,000	25,576
5.00%, 12/01/2019	50,000	54,602
Cook County Community High School District No. 228, General Obligation Limited Series B, 5.00%, 12/01/2016	150,000	153,697
Cook County Forest Preserve District, General Obligation Unlimited Series A, 5.00%, 11/15/2021	95,000	108,973
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	89,806
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	77,624

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County High School District No. 205, General Obligation Limited AGC, 5.50%, 12/01/2019	$ 100,000	$ 111,163
Cook County High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	825,000	973,508
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,792,494
Cook County Sales Tax Revenue, Revenue Bonds 4.00%, 11/15/2019	300,000	330,243
Cook County School District No. 100, General Obligation Unlimited BAM, 4.00%, 12/01/2021	430,000	485,939
Cook County School District No. 102, Revenue Bonds 2.63%, 01/15/2018	200,000	205,512
Cook County School District No. 109, General Obligation Limited 4.00%, 12/01/2018	180,000	194,575
Cook County School District No. 123, General Obligation Limited Series B, AGM, 4.00%, 12/01/2017	215,000	225,909
Cook County School District No. 149, General Obligation Limited Series A-1, AGM, 4.00%, 12/01/2028	1,580,000	1,652,949
Cook County School District No. 157, General Obligation Unlimited Series A, AGM, Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,147,796
Cook County School District No. 158, General Obligation Limited AGM, 3.00%, 12/01/2021	485,000	517,446
Cook County School District No. 162, General Obligation Limited AGM, 4.00%, 12/01/2027	250,000	258,512
Cook County School District No. 163, General Obligation Limited Series A, AGM, 5.00%, 12/15/2028	70,000	78,949
Cook County School District No. 31, General Obligation Limited Series A, 3.00%, 12/01/2021	290,000	313,583
Cook County School District No. 74, General Obligation Limited 2.50%, 12/01/2016	50,000	50,559
Cook County School District No. 81, General Obligation Unlimited AGM, 4.00%, 12/01/2019	500,000	534,935

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 84.5, General Obligation Limited AGM, 4.50%, 12/01/2025	$ 410,000	$ 417,564
Cook County School District No. 87, General Obligation Limited AGM, 4.00%, 12/01/2018	175,000	178,430
Cook County School District No. 99, General Obligation Unlimited Series A, AGC, 5.00%, 12/01/2018	100,000	110,408
County of Cook, General Obligation Unlimited
Series A,
4.00%, 11/15/2018	100,000	105,217
Series C,
4.25%, 11/15/2019	215,000	231,318
5.00%, 11/15/2020 - 11/15/2021	250,000	272,608
Series D,
5.00%, 11/15/2019	25,000	27,536
County of Winnebago, General Obligation Unlimited Series C, 3.00%, 12/30/2018	50,000	52,371
Decatur Park District, General Obligation Unlimited 2.00%, 12/15/2016	100,000	100,737
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited
Series A,
2.50%, 12/30/2019	30,000	31,617
4.00%, 12/30/2016	220,000	224,778
DuPage County Community High School District No. 99, General Obligation Unlimited 5.00%, 12/01/2018	100,000	110,273
DuPage County High School District No. 88, General Obligation Unlimited AGM, 5.00%, 01/01/2027	25,000	25,694
DuPage County School District No. 33, General Obligation Unlimited Series B, 4.00%, 12/01/2026	2,355,000	2,605,760
Governors State University, Certificate of Participation AGC, 4.50%, 01/01/2019	235,000	251,666
Grundy County School District No. 54, General Obligation Unlimited 8.70%, 12/01/2018	140,000	165,210
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM,
5.00%, 08/15/2028	150,000	176,704

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited (continued)
Series B, AGM,
5.00%, 02/15/2023	$ 165,000	$ 195,119
Illinois Finance Authority, Revenue Bonds
4.13% (A), 11/01/2036	100,000	103,534
5.00%, 07/01/2018	25,000	27,279
AGM,
Zero Coupon, 01/01/2021	75,000	68,468
4.00%, 12/01/2023	190,000	213,613
5.00%, 12/01/2036	2,000,000	2,296,980
Series A,
3.00%, 10/01/2016	75,000	75,773
5.00%, 07/01/2020 - 11/15/2037	3,650,000	3,995,781
Series A, AGM,
5.00%, 05/15/2019	60,000	64,575
Series A-1,
5.00% (A), 11/01/2030	110,000	124,945
Series A-2,
5.00% (A), 11/01/2030	150,000	170,752
Series B,
5.00%, 11/01/2019	40,000	45,040
5.50%, 11/01/2020	80,000	92,650
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	195,444
Series D,
6.25%, 11/01/2028	105,000	119,223
Series L,
4.00%, 12/01/2018	95,000	102,185
Illinois Housing Development Authority, Revenue Bonds
Series A,
0.80%, 07/01/2016	100,000	100,002
Series A-1,
2.60%, 01/01/2022	200,000	207,930
3.00%, 02/01/2022	990,000	1,036,985
Illinois Municipal Electric Agency, Revenue Bonds Series A, NATL, 5.25%, 02/01/2026 - 02/01/2028	85,000	87,993
Illinois State Toll Highway Authority, Revenue Bonds
Series A,
5.00%, 12/01/2032	2,000,000	2,415,700
Series A-2, AGM,
5.00%, 01/01/2031	225,000	226,746
Series B,
5.00%, 12/01/2017	100,000	106,647
Series D,
5.00%, 01/01/2024	45,000	55,674
Iroquois County Community Unit School District No. 124, General Obligation Unlimited AGM, 3.00%, 12/01/2017	140,000	144,424

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Joliet Regional Port District, General Obligation Unlimited Series A, AGM, 4.00%, 12/30/2024	$ 250,000	$ 285,085
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited Series A, 5.00%, 01/01/2033	1,410,000	1,615,437
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited Series D, 5.00%, 01/01/2025 - 01/01/2026	130,000	157,395
Kane County Forest Preserve District, General Obligation Unlimited 4.00%, 12/15/2016	75,000	76,527
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,540,000	1,716,130
5.00%, 02/01/2024 - 02/01/2025	5,200,000	6,301,622
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited Series A, 5.00%, 12/15/2022	100,000	118,724
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited
4.00%, 10/01/2016	100,000	101,457
5.50%, 02/01/2023	300,000	370,977
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited Series B, 3.50%, 01/01/2027	265,000	282,185
Knox County Community Unit School District No. 202, Revenue Bonds 2.50%, 12/01/2016	295,000	297,811
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited 5.00%, 01/01/2021 - 01/01/2022	185,000	215,623
Lake County Community Unit School District No. 116, General Obligation Limited
Series B,
3.00%, 01/15/2023	305,000	327,759
4.00%, 01/15/2022	390,000	439,846
Lake County Special Education District No. 825, Revenue Bonds Series B, 4.00%, 10/01/2018 - 10/01/2019	285,000	306,451
Lincolnshire-Prairie View School District No. 103, Revenue Bonds Series B, 3.00%, 12/01/2018	70,000	73,861

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited AGM, 4.00%, 12/01/2023 - 12/01/2024	$ 1,125,000	$ 1,184,096
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Limited AGM, 4.25%, 11/01/2017	50,000	52,574
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Unlimited 5.00%, 11/01/2018	55,000	60,483
Massac County Hospital District, General Obligation Unlimited AGC, 4.50%, 11/01/2031	250,000	250,842
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	920,000	752,312
AGM-CR, MBIA,
Zero Coupon, 01/01/2023	450,000	379,003
McHenry County Community Unit School District No. 12, General Obligation Unlimited
Series A, AGM,
4.25%, 01/01/2029	130,000	138,125
5.00%, 01/01/2023	70,000	82,052
McHenry County Community Unit School District No. 200, General Obligation Unlimited 5.00%, 01/15/2019	65,000	72,041
McHenry County Conservation District, General Obligation Unlimited 5.00%, 02/01/2026	110,000	136,379
McLean & Woodford Counties Community Unit School District No. 5, General Obligation Unlimited AGC, 4.00%, 12/01/2018	70,000	75,126
McLean County Public Building Commission, Revenue Bonds 4.00%, 12/01/2034	1,245,000	1,335,698
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A, AGM-CR, FGIC,
5.50%, 12/15/2023	55,000	63,517
Series B, NATL,
Zero Coupon, 06/15/2023	300,000	336,684
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited Series B, 5.00%, 12/01/2017 - 12/01/2019	85,000	94,887

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	$ 3,165,000	$ 3,344,467
4.00%, 07/01/2025	565,000	639,026
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	625,000	661,206
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,469,441
Northern Illinois University, Certificate of Participation AGM, 5.00%, 09/01/2024	205,000	244,145
Northlake Public Library District, General Obligation Unlimited AGM, 3.00%, 12/01/2021	610,000	666,462
Northwest Water Commission, Revenue Bonds 2.00%, 04/01/2017	110,000	111,272
Peoria Metropolitan Airport Authority, Revenue Bonds 5.60%, 12/01/2022	35,000	38,945
Peoria Public Building Commission, Revenue Bonds Series A, AGC, Zero Coupon, 12/01/2016	100,000	99,422
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
3.38%, 12/01/2033	150,000	148,698
4.00%, 12/01/2026 - 12/01/2035	1,300,000	1,388,169
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	230,000	254,697
5.25%, 06/01/2020 - 06/01/2021	150,000	173,863
5.38%, 06/01/2021	85,000	100,567
6.00%, 06/01/2028	75,000	89,626
6.25%, 06/01/2024	25,000	25,127
Regional Transportation Authority, Revenue Bonds
AGM,
5.75%, 06/01/2016	100,000	100,475
Series A,
5.00%, 07/01/2016	200,000	201,546
Series A, AGM,
5.00%, 06/01/2019	895,000	1,004,682
Series A, NATL,
5.00%, 07/01/2019	75,000	75,579
5.50%, 07/01/2025	65,000	84,453
Rock Island Country Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2020 - 12/01/2021	700,000	736,765
4.00%, 12/01/2023	285,000	320,226

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Rock Island Country Public Building Commission, Revenue Bonds (continued)
AGM,
5.00%, 12/01/2024 - 12/01/2031	$ 1,950,000	$ 2,325,813
Rock Island County School District No. 41, General Obligation Unlimited AGM, 4.55%, 12/01/2026	320,000	327,126
Saline County Community Unit School District No. 3, General Obligation Unlimited
Series C, AGM,
2.00%, 12/01/2016 - 12/01/2021	1,120,000	1,139,677
4.00%, 12/01/2031 - 12/01/2032	1,945,000	2,089,653
Sangamon County Community Unit School District No. 5, General Obligation Unlimited Series B, 5.00%, 01/01/2023	150,000	179,214
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	454,871
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	499,624
Southwestern Illinois Development Authority, Revenue Bonds AGC, 3.80%, 02/01/2019	130,000	139,071
St Clair County Township High School District No. 203, General Obligation Unlimited Series A, AMBAC, 5.00%, 12/01/2017	35,000	37,315
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited AMBAC, BAM-TCRS, Zero Coupon, 12/01/2020 - 12/01/2023	2,320,000	2,017,143
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	102,592
5.00%, 02/01/2022	100,000	111,779
AGM,
3.75%, 01/01/2034	3,950,000	3,944,786
5.00%, 01/01/2019	55,000	59,630
Series A,
3.75%, 09/01/2016	25,000	25,229
5.00%, 03/01/2028	705,000	707,573
Series A, AGM,
5.00%, 06/01/2016	50,000	50,189
State of Illinois, Revenue Bonds 4.00%, 06/15/2016	100,000	100,458
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	200,000	244,318
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,795,000	1,917,150

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Bedford Park, General Obligation Unlimited Series A, AGM, 4.00%, 12/15/2018	$ 100,000	$ 107,477
Village of Bedford Park Water System Revenue, Revenue Bonds Series A, AGM, 4.00%, 12/01/2026	95,000	106,634
Village of Bellwood, General Obligation Unlimited AGM, 5.00%, 12/01/2019 - 12/01/2027	660,000	753,881
Village of Broadview, General Obligation Unlimited Series A, BAM, 3.00%, 12/01/2018 - 12/01/2022	1,035,000	1,097,114
Village of Brookfield, General Obligation Unlimited AGC, 3.60%, 12/01/2019	75,000	80,664
Village of Crestwood, General Obligation Unlimited BAM, 4.50%, 12/15/2027 - 12/15/2029	2,830,000	3,053,149
Village of Dolton, General Obligation Unlimited Series A, AGC, 4.50%, 12/01/2024	300,000	316,749
Village of Franklin Park, Revenue Bonds BAM, 5.00%, 04/01/2026	230,000	270,248
Village of Glenview, General Obligation Unlimited Series A, 3.00%, 12/01/2019	25,000	26,711
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	125,000	141,921
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	1,040,000	1,104,077
4.00%, 12/01/2022 - 12/01/2023	550,000	624,397
Village of Machesney Park, Revenue Bonds Series B, AGM, 4.38%, 12/01/2019	150,000	161,107
Village of Mount Prospect, General Obligation Unlimited 3.00%, 12/01/2021	100,000	109,256
Village of New Lenox, General Obligation Unlimited Series B, 2.00%, 12/15/2016	50,000	50,392
Village of Oak Park, General Obligation Unlimited Series A, 3.00%, 11/01/2029	1,570,000	1,548,617
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	485,000	486,174

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Pingree Grove Special Service Area No. 2, Special Tax (continued)
AGM,
3.00%, 03/01/2018 - 03/01/2019	$ 785,000	$ 808,763
Warren County Community Unit School District No. 238, General Obligation Unlimited AGM, 4.00%, 12/01/2021	75,000	84,757
Wauconda Special Service Area No.1, Special Tax
Series A, BAM,
2.63%, 03/01/2022	290,000	294,498
3.00%, 03/01/2019	315,000	326,718
5.00%, 03/01/2033	305,000	351,531
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,143,072
5.00%, 10/01/2024	3,330,000	3,995,068
Western Illinois University, Revenue Bonds BAM, 5.00%, 04/01/2020 - 04/01/2024	3,585,000	4,144,334
Will County Community Consolidated School District No.157, General Obligation Unlimited 3.00%, 01/01/2017	40,000	40,608
Will County School District No. 86, General Obligation Unlimited Series C, AGM-CR, 5.00%, 03/01/2024	8,255,000	10,085,876
Winnebago & Boone Counties School District No. 205, General Obligation Unlimited NATL, 5.00%, 02/01/2017	50,000	51,552

		158,683,664

Indiana - 1.3%
Aurora School Building Corp., Revenue Bonds 5.00%, 07/15/2020	115,000	133,195
City of Evansville, Revenue Bonds Series A, AGM, 5.00%, 02/01/2022 - 02/01/2025	640,000	773,149
City of Indianapolis Thermal Energy System Revenue, Revenue Bonds Series A, 5.00%, 10/01/2028	180,000	215,530
East Chicago Sanitary District, Revenue Bonds 4.00%, 07/15/2029	285,000	308,738
Evansville Redevelopment District, Tax Allocation 2.00%, 02/01/2017 - 08/01/2017	350,000	353,980
Greater Clark County School Building Corp., Revenue Bonds Series A, 4.00%, 07/15/2024	135,000	157,696

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Bond Bank, Revenue Bonds Series A, AGM, 5.00%, 08/01/2020	$ 250,000	$ 253,012
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	1,110,000	1,145,731
4.00%, 02/01/2021	405,000	444,321
4.25%, 10/01/2034	325,000	337,571
5.00%, 02/01/2022 - 02/01/2023	985,000	1,144,487
Series A,
5.00%, 09/15/2021 - 09/15/2028	2,835,000	3,272,791
Indiana Health Facility Financing Authority, Revenue Bonds
5.00%, 11/15/2034	2,000,000	2,401,500
Series A8,
5.00% (A), 11/01/2027	35,000	35,378
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds Series B, 3.00%, 02/01/2017	50,000	50,887
Jay Schools Building Corp., Revenue Bonds AGM, 5.00%, 07/15/2017	100,000	102,867
Jennings County School Building Corp., Revenue Bonds 3.00%, 01/15/2020 (D)	345,000	359,073
Kokomo-Center School Building Corp., Revenue Bonds Series A, 4.00%, 07/15/2018	475,000	505,823
Lake County Public Library District, General Obligation Unlimited 4.00%, 08/01/2019	40,000	43,670
Marshall County Holding Corp., Revenue Bonds 4.00%, 08/01/2016	370,000	373,075
Merrillville Redevelopment Authority, Tax Allocation 5.00%, 08/15/2024	350,000	428,148
New Albany Floyd County School Building Corp., Revenue Bonds AGM, 5.25%, 07/15/2018	45,000	48,474
North West Hendricks Multi-Building Corp., Revenue Bonds Series A, 3.00%, 07/15/2016	100,000	100,518

		12,989,614

Iowa - 0.2%
Ankeny Community School District, Revenue Bonds Series B, 3.00%, 06/01/2016	120,000	120,268
City of Ankeny, General Obligation Unlimited Series B, 3.00%, 06/01/2016	150,000	150,349

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa (continued)
City of Ankeny Water Revenue, Revenue Bonds Series E, 2.00%, 06/01/2016	$ 75,000	$ 75,106
City of Bettendorf, General Obligation Unlimited Series A, 5.00%, 06/01/2016	165,000	165,680
City of Waterloo, General Obligation Unlimited Series C, 2.00%, 06/01/2016	110,000	110,158
Iowa Higher Education Loan Authority, Revenue Bonds 3.00%, 04/01/2034	1,000,000	1,006,800
Iowa State Board of Regents, Revenue Bonds 4.00%, 09/01/2022	50,000	57,913
Iowa State University of Science & Technology, Revenue Bonds Series C, 2.00%, 07/01/2016	100,000	100,258
Series I,
2.00%, 07/01/2016	90,000	90,232
State of Iowa, Revenue Bonds Series A, 5.00%, 06/01/2016	100,000	100,414

		1,977,178

Kansas - 2.3%
City of Dodge City, Revenue Bonds 3.00%, 07/15/2021	230,000	247,156
City of Wichita, General Obligation Unlimited Series 796, 3.50%, 09/01/2018	50,000	51,008
County of Scott, General Obligation Unlimited
3.00%, 04/01/2021 - 04/01/2024	1,935,000	2,096,176
5.00%, 04/01/2026	770,000	975,575
Johnson & Miami Counties Unified School District No. 230, General Obligation Unlimited 5.00%, 09/01/2027 (C)	4,690,000	5,865,642
Kansas Development Finance Authority, Revenue Bonds
4.00%, 04/01/2017	100,000	103,028
5.00%, 06/01/2016	225,000	225,880
Series A,
5.00%, 01/01/2020	90,000	102,702
Series M-1,
5.00%, 11/01/2016	75,000	76,693
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2028	2,230,000	2,314,828
3.13%, 12/01/2033	1,230,000	1,215,191
3.25%, 12/01/2035	1,000,000	985,700
Montgomery County Unified School District No. 446, General Obligation Unlimited BAM, 5.00%, 09/01/2027 - 09/01/2030	6,215,000	7,621,366

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds Series A, 4.00%, 09/01/2017	$ 100,000	$ 104,243

		21,985,188

Kentucky - 3.5%
Boyd County Capital Project Corp., Revenue Bonds 3.00%, 08/01/2025 - 08/01/2027	1,305,000	1,354,959
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	70,147
3.25%, 09/01/2028	545,000	585,352
County of Warren, Revenue Bonds Series B, 4.00%, 04/01/2017	25,000	25,684
Eastern Kentucky University, Revenue Bonds Series A, 4.00%, 04/01/2025	525,000	612,517
Fayette County School District Finance Corp., Revenue Bonds Series B, 4.00%, 05/01/2024	960,000	1,105,997
Floyd County School District Finance Corp., Revenue Bonds
2.00%, 08/01/2016	200,000	200,602
3.00%, 08/01/2024	1,190,000	1,284,986
Kentucky Asset Liability Commission, Revenue Bonds
NATL,
5.25%, 09/01/2019	150,000	170,120
Series A,
3.25%, 09/01/2024	100,000	110,227
Kentucky Municipal Power Agency, Revenue Bonds Series A, NATL, 5.00%, 09/01/2023 - 09/01/2026	6,170,000	7,460,489
Kentucky Rural Water Finance Corp., Revenue Bonds 2.00%, 02/01/2017	150,000	151,287
Kentucky State Property & Building Commission, Revenue Bonds
3.00%, 05/01/2017 - 10/01/2022	380,000	396,627
Series A,
5.00%, 08/01/2016	200,000	202,244
Kentucky Turnpike Authority, Revenue Bonds
Series A,
3.00%, 07/01/2016	100,000	100,436
5.00%, 07/01/2021	25,000	29,434
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	730,000	772,668
4.00%, 04/01/2030 - 04/01/2032	1,965,000	2,193,785

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	$ 415,000	$ 420,843
2.25%, 02/01/2024	900,000	920,034
2.38%, 02/01/2025	815,000	835,497
2.50%, 02/01/2026 - 02/01/2027	1,220,000	1,241,060
3.00%, 02/01/2028 - 02/01/2036	4,615,000	4,650,725
Paducah Electric Plant Board, Revenue Bonds Series A, AGC, 3.20%, 10/01/2017	360,000	371,128
Shelby County Public Properties Corp., Revenue Bonds 3.10%, 11/01/2016	565,000	571,627
Warren County School District Finance Corp., Revenue Bonds 4.00%, 04/01/2025 - 04/01/2026	7,225,000	8,438,465

		34,276,940

Louisiana - 1.0%
Fremaux Economic Development District, Revenue Bonds 5.00%, 11/01/2034	280,000	293,924
Livingston Parish School District No. 1, General Obligation Unlimited AGM, 5.00%, 05/01/2017	400,000	416,520
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
5.00%, 06/01/2023	210,000	255,667
AGM,
4.00%, 09/15/2033	270,000	293,995
5.00%, 10/01/2026 - 09/15/2034	5,330,000	6,434,911
Louisiana Office Facilities Corp., Revenue Bonds 5.00%, 11/01/2020	325,000	376,831
Louisiana Public Facilities Authority, Revenue Bonds
AGM,
5.00%, 06/01/2020 - 06/01/2021	440,000	500,129
Series A,
3.38%, 09/01/2028	500,000	509,240
Louisiana State University & Agricultural & Mechanical College, Revenue Bonds 3.00%, 07/01/2017	125,000	128,143
State of Louisiana, General Obligation Unlimited Series A, 5.00%, 05/01/2016	100,000	100,025

		9,309,385

Maine - 0.0% (E)
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A, AMBAC,
5.00%, 07/01/2016	90,000	90,712

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (continued)
Series B,
4.00%, 07/01/2017	$ 140,000	$ 145,332
Series B, AMBAC,
5.00%, 07/01/2023	180,000	181,397
Maine Municipal Bond Bank, Revenue Bonds Series B, 5.00%, 11/01/2022	50,000	61,242

		478,683

Maryland - 0.5%
City of Baltimore, Tax Allocation
4.00%, 06/15/2018	150,000	158,349
5.00%, 06/15/2019	200,000	221,212
Maryland Community Development Administration Housing Revenue, Revenue Bonds 3.25%, 03/01/2036	1,270,000	1,283,856
Maryland Economic Development Corp., Revenue Bonds
5.75%, 09/01/2025	650,000	626,671
AGM,
5.00%, 06/01/2029 - 06/01/2030	400,000	490,180
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.00%, 07/01/2021	35,000	41,844
Montgomery County Revenue Authority, Revenue Bonds
Series A,
4.00%, 11/01/2020	380,000	425,456
5.00%, 11/01/2021 - 11/01/2022	775,000	932,041
State of Maryland, General Obligation Unlimited 5.00%, 08/01/2018	1,050,000	1,107,414
Washington Suburban Sanitary Commission, General Obligation Unlimited 4.25%, 06/01/2025	75,000	75,259

		5,362,282

Massachusetts - 0.6%
City of Quincy, General Obligation Limited CIFG, 4.13%, 08/01/2019	90,000	90,840
Commonwealth of Massachusetts, General Obligation Limited
Series D,
5.00%, 08/01/2018 - 08/01/2022	175,000	177,027
Series E, AMBAC,
5.00%, 11/01/2024	165,000	168,721
Massachusetts Development Finance Agency, Revenue Bonds
1.05%, 11/01/2017	120,000	120,036
4.00%, 07/01/2036	300,000	325,575
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,250,000	1,524,242

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	$ 1,755,000	$ 1,842,083
Series E,
2.45%, 06/01/2022	100,000	104,169
2.50%, 12/01/2022	245,000	256,216
2.65%, 06/01/2023	115,000	120,760
2.85%, 12/01/2024	365,000	386,378
Springfield Water & Sewer Commission, Revenue Bonds Series A, 3.00%, 07/15/2016	200,000	201,058
Town of Groton, General Obligation Unlimited 4.00%, 07/15/2016	115,000	115,812

		5,432,917

Michigan - 4.5%
Armada Area Schools, General Obligation Unlimited 5.00%, 05/01/2021	765,000	899,311
Charles Stewart Mott Community College, General Obligation Unlimited
4.00%, 05/01/2017	1,230,000	1,268,130
BAM,
3.00%, 05/01/2027 - 05/01/2028	2,385,000	2,468,445
Chippewa Valley Schools, General Obligation Unlimited Series A, 5.00%, 05/01/2026	500,000	619,835
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	80,000	98,580
Series A, NATL,
5.25%, 07/01/2019	60,000	62,489
Series B, NATL,
4.50%, 07/01/2022	50,000	50,299
5.50%, 07/01/2016	25,000	25,204
City of Detroit Water Supply System Revenue, Revenue Bonds
Series C, AGM,
5.00%, 07/01/2026 - 07/01/2033	165,000	166,127
Series C, BHAC, FGIC,
4.25%, 07/01/2018	100,000	107,077
Series D, AGM,
5.00%, 07/01/2025	100,000	100,683
City of Romulus, General Obligation Limited BAM, 5.00%, 11/01/2025 (C)	245,000	302,428
Decatur Public School District, General Obligation Unlimited 3.00%, 05/01/2022	660,000	722,766
Detroit City School District, General Obligation Unlimited Series A, AGM, 5.25%, 05/01/2027	95,000	118,105

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Detroit Wayne County Stadium Authority, Revenue Bonds AGM, 5.00%, 10/01/2019	$ 1,440,000	$ 1,581,667
Dexter Community Schools, General Obligation Unlimited 5.00%, 05/01/2016	100,000	100,025
Fitzgerald Public School District, General Obligation Unlimited BAM, 4.00%, 05/01/2023 - 05/01/2025	5,450,000	6,306,584
Forest Hills Public Schools, General Obligation Unlimited Series I, 3.00%, 05/01/2023 - 05/01/2024	550,000	602,633
Fraser Public School District, General Obligation Unlimited 5.00%, 05/01/2021	675,000	793,510
Grandville Public Schools, General Obligation Unlimited Series I, 4.00%, 05/01/2016	100,000	100,020
Hazel Park School District, General Obligation Unlimited AGM, 2.75%, 05/01/2016	100,000	100,013
Huron Valley School District, General Obligation Unlimited AGM, 3.75%, 05/01/2016	100,000	100,018
Lincoln Consolidated School District, General Obligation Unlimited Series A, AGM, 5.00%, 05/01/2017	890,000	926,018
Marshall Public Schools, General Obligation Unlimited 4.00%, 05/01/2017	100,000	103,243
Michigan Finance Authority, Revenue Bonds Series D2, AGM, 5.00%, 07/01/2026	250,000	299,613
Michigan Municipal Bond Authority, Revenue Bonds 5.00%, 10/01/2019	25,000	28,487
Michigan State Building Authority, Revenue Bonds Series I, 5.00%, 10/15/2016	70,000	71,419
Michigan State Hospital Finance Authority, Revenue Bonds
5.00%, 11/15/2020	25,000	28,537
Series A,
6.00%, 12/01/2017	120,000	129,901
Michigan State Housing Development Authority, Revenue Bonds
Series A,
1.25%, 04/01/2017	150,000	150,165

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan State Housing Development Authority, Revenue Bonds (continued)
Series D,
1.35%, 10/01/2016	$ 50,000	$ 50,112
Michigan Strategic Fund, Revenue Bonds 5.50% (A), 08/01/2029	200,000	202,214
North Branch Area Schools, General Obligation Unlimited 4.00%, 05/01/2017	200,000	206,486
Portage Public Schools, General Obligation Unlimited AGM, 4.50%, 05/01/2017	100,000	103,582
Royal Oak School District, General Obligation Unlimited 5.00%, 05/01/2017	185,000	193,027
Saranac Community Schools, General Obligation Unlimited Series A, 4.00%, 05/01/2025	130,000	152,816
Southgate Community School District, General Obligation Unlimited 5.00%, 05/01/2032 - 05/01/2035	2,500,000	3,009,550
Stockbridge Community Schools, General Obligation Unlimited Series A, 5.00%, 05/01/2031 - 05/01/2036	6,855,000	8,092,182
Sturgis Public School District, General Obligation Unlimited Series A, 5.00%, 05/01/2026	45,000	55,272
Township of Hartland, General Obligation Limited 3.00%, 04/01/2020	30,000	32,389
Troy School District, General Obligation Unlimited NATL, 5.00%, 05/01/2022	100,000	100,025
Utica Community Schools, General Obligation Unlimited
2.00%, 05/01/2016	325,000	325,026
4.00%, 05/01/2016	805,000	805,153
Warren Consolidated Schools, General Obligation Unlimited Series B, BAM, 5.00%, 05/01/2023 - 05/01/2025	9,610,000	11,528,107
Wayne County Airport Authority, Revenue Bonds
Series B,
4.00%, 12/01/2021	40,000	44,553
5.00%, 12/01/2019 - 12/01/2022	180,000	205,534
Western Illinois University, Revenue Bonds 4.00%, 11/15/2018	50,000	53,828

		43,591,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota - 1.3%
City of Cologne, Revenue Bonds Series A, 4.00%, 07/01/2023	$ 260,000	$ 268,840
City of Deephaven, Revenue Bonds Series A, 4.40%, 07/01/2025	165,000	173,016
City of Minneapolis, Tax Allocation 3.50%, 03/01/2022	805,000	814,740
City of Rochester, Revenue Bonds Series C, 4.50% (A), 11/15/2038	50,000	58,292
City of St. Cloud, Revenue Bonds
Series A,
3.00%, 04/01/2021 (D)	250,000	249,618
3.75%, 04/01/2026 (D)	500,000	498,725
Dakota County Community Development Agency, Revenue Bonds Series A, 5.00%, 09/01/2029 (D)	705,000	751,445
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	100,000	109,015
5.00%, 12/01/2030	350,000	385,644
Series B,
4.25%, 04/01/2025 (D) (F)	200,000	205,306
Mahtomedi Independent School District No. 832, General Obligation Unlimited Series A, 5.00%, 02/01/2018	780,000	838,648
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
2.60%, 07/01/2021	85,000	89,679
Series B,
3.20%, 07/01/2025	540,000	560,434
3.35%, 07/01/2026	45,000	46,482
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	390,000	412,959
2.95%, 07/01/2025	290,000	307,325
3.10%, 07/01/2026	385,000	407,534
Series F,
2.80%, 07/01/2025	960,000	997,075
2.90%, 01/01/2026	1,000,000	1,049,340
2.95%, 07/01/2026	1,800,000	1,876,554
Northern Municipal Power Agency, Revenue Bonds 5.00%, 01/01/2028 - 01/01/2029 (C)	965,000	1,190,615
Northland Independent School District No. 118, General Obligation Unlimited Series A, 3.00%, 02/01/2027 - 02/01/2028	660,000	683,933
State of Minnesota, General Obligation Unlimited 5.00%, 06/01/2017	270,000	271,088

		12,246,307

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi - 0.2%
City of Jackson, General Obligation Unlimited Series A, BAM, 5.00%, 05/01/2026	$ 345,000	$ 419,554
Mississippi Development Bank, Revenue Bonds
AGM,
4.00%, 07/01/2018	25,000	26,502
5.00%, 12/01/2019	510,000	577,325
5.25%, 04/01/2017	150,000	155,993
Series A,
5.00%, 03/01/2022	750,000	851,175
5.25%, 01/01/2025	85,000	105,896
Mississippi Home Corp., Revenue Bonds Series B-1, GNMA, FNMA, FHLMC, 4.25%, 12/01/2018	10,000	10,517

		2,146,962

Missouri - 1.3%
City of Blue Springs, Tax Allocation Series A, 4.00%, 06/01/2026	1,480,000	1,514,188
City of Sikeston Electric System Revenue, Revenue Bonds 5.00%, 06/01/2018	1,000,000	1,070,560
City of St. Louis Airport Revenue, Revenue Bonds Series A, AGM, 5.00%, 07/01/2016	100,000	100,759
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds 4.25%, 08/01/2035	1,100,000	1,135,530
Industrial Development Authority of the City of St. Louis, Tax Allocation 3.75%, 11/01/2027	650,000	657,605
Kansas City Planned Industrial Expansion Authority, Revenue Bonds 1.50%, 12/01/2018	5,500,000	5,524,860
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	35,000	35,355
Series A2, GNMA, FNMA, FHLMC,
3.00%, 11/01/2029	1,800,000	1,841,454
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds Series A, 4.00%, 12/01/2032	500,000	551,485
St. Louis County Industrial Development Authority, Special Assessment
2.00%, 03/01/2019 (B)	300,000	301,194
2.38%, 03/01/2020 (B)	300,000	302,361

		13,035,351

Montana - 0.3%
Montana Board of Housing, Revenue Bonds
Series A-1,
3.15%, 12/01/2036 (C)	500,000	499,250

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana (continued)
Montana Board of Housing, Revenue Bonds (continued)
Series A-3,
3.38%, 12/01/2025	$ 95,000	$ 102,266
Montana Facility Finance Authority, Revenue Bonds
Series C,
3.00%, 06/01/2022	500,000	542,150
5.00%, 06/01/2024 - 06/01/2025	1,510,000	1,865,840

		3,009,506

Nebraska - 0.0% (E)
Nebraska Public Power District, Revenue Bonds Series A, 5.00%, 01/01/2017	50,000	51,494
Thurston County School District No. 16, General Obligation Limited
3.80%, 06/15/2028	100,000	108,039
3.88%, 06/15/2029	100,000	108,090

		267,623

Nevada - 0.1%
Clark County School District, General Obligation Limited Series A, NATL, 5.00%, 06/15/2025	100,000	107,607
County of Clark, General Obligation Limited AGM, 4.75%, 06/01/2024	120,000	120,454
County of Clark, Revenue Bonds 5.00%, 07/01/2024	25,000	28,211
Nevada System of Higher Education, Revenue Bonds Series A, 5.00%, 07/01/2021 - 07/01/2024	145,000	173,364
State of Nevada, Revenue Bonds 5.00%, 06/01/2016	100,000	100,413

		530,049

New Hampshire - 0.0% (E)
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds 5.00%, 08/01/2035	30,000	30,089
New Hampshire Municipal Bond Bank, Revenue Bonds
Series A,
4.00%, 08/15/2016	200,000	202,092
Series E,
4.00%, 01/15/2017	75,000	76,678
New Hampshire State Turnpike System, Revenue Bonds Series B, 5.00%, 02/01/2022	30,000	36,022

		344,881

New Jersey - 7.7%
Borough of Glassboro, General Obligation Unlimited 2.00%, 09/01/2016	135,000	135,570

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Borough of Runnemede, General Obligation Unlimited 3.00%, 11/15/2023	$ 105,000	$ 114,881
Borough of South River, General Obligation Unlimited 4.00%, 12/01/2020	235,000	263,806
Bound Brook Board of Education, General Obligation Unlimited 3.00%, 01/15/2017	125,000	127,095
Burlington County Bridge Commission, Revenue Bonds
5.00%, 10/01/2017	230,000	243,749
AMBAC,
5.00%, 05/15/2016	100,000	100,208
Camden County Improvement Authority, Revenue Bonds
4.00%, 01/15/2019 - 01/15/2020	1,920,000	2,096,319
5.00%, 01/15/2026	475,000	578,502
Series A,
3.50%, 09/01/2018	50,000	52,850
4.00%, 12/01/2018 - 12/15/2025	1,940,000	2,217,442
5.00%, 01/15/2029	525,000	644,637
Carlstadt School District, General Obligation Unlimited 3.00%, 05/01/2017	125,000	127,732
Casino Reinvestment Development Authority, Revenue Bonds AGM, 5.00%, 11/01/2026	575,000	659,214
City of Atlantic City, General Obligation Unlimited AGM, 4.00%, 08/01/2016	250,000	251,117
City of Bayonne, General Obligation Unlimited
AGM,
5.00%, 08/01/2023 - 08/01/2024	370,000	446,776
Series A, BAM,
5.00%, 11/15/2018	260,000	284,513
City of Jersey City, General Obligation Unlimited BAM, 5.00%, 12/01/2018	1,555,000	1,713,486
City of Newark, General Obligation Unlimited Series A, 5.00%, 10/01/2020	335,000	369,260
City of Paterson, General Obligation Unlimited BAM, 5.00%, 01/15/2024	1,590,000	1,836,863
City of Trenton, General Obligation Unlimited
AGC,
5.00%, 07/15/2020	705,000	795,889
AGM,
4.00%, 04/15/2020	110,000	119,379
BAM,
5.00%, 07/15/2022 - 12/01/2026	7,015,000	8,191,789

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
County of Essex, General Obligation Unlimited Series A, AGM, 5.00%, 06/01/2016	$ 195,000	$ 195,759
County of Union, General Obligation Unlimited 4.00%, 03/01/2017	85,000	87,402
Essex County Improvement Authority, Revenue Bonds Series A, 5.00%, 12/01/2035 (D)	785,000	831,574
Freehold Regional High School District, General Obligation Unlimited NATL, 5.00%, 03/01/2019	25,000	27,785
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	2,025,000	2,597,305
Series C, AGM,
5.13%, 11/01/2017 - 11/01/2019	655,000	724,247
Gloucester County Improvement Authority, Revenue Bonds
Series A,
2.13% (A), 12/01/2029	60,000	60,943
4.00%, 12/01/2018	1,350,000	1,452,573
Hoboken Municipal Hospital Authority, Revenue Bonds Series A, AGM, 4.55%, 07/01/2024	115,000	120,173
Lacey Township Board of Education, General Obligation Unlimited BAM, 5.00%, 04/01/2025	1,175,000	1,433,559
Lindenwold Boro School District, General Obligation Unlimited BAM, 3.00%, 06/01/2016	100,000	100,216
Little Egg Harbor Board of Education, General Obligation Unlimited AGM, 4.00%, 01/15/2021	225,000	251,980
Matawan-Aberdeen Regional School District, General Obligation Unlimited 5.00%, 09/15/2019	25,000	28,161
Mount Olive Township Board of Education, General Obligation Unlimited 3.00%, 07/15/2016	225,000	226,069
New Brunswick Parking Authority, Revenue Bonds BAM, 5.00%, 09/01/2019	320,000	358,518
New Jersey Building Authority, Revenue Bonds Series A, BAM, 5.00%, 06/15/2028 - 06/15/2029	2,000,000	2,337,120

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds
5.25%, 09/01/2022	$ 25,000	$ 28,868
Series A, BAM,
5.00%, 06/15/2021 - 06/15/2023	7,030,000	8,036,783
Series EE,
5.00%, 09/01/2016	100,000	101,527
Series K, AMBAC,
5.50%, 12/15/2019	500,000	552,230
Series PP, AGM-CR,
5.00%, 06/15/2025	15,175,000	17,687,980
Series UU, AGM-CR,
5.00%, 06/15/2025	1,380,000	1,608,528
New Jersey Educational Facilities Authority, Revenue Bonds
Series A, AGC-ICC,
4.00%, 07/01/2018	75,000	79,672
Series D,
5.00%, 07/01/2019	100,000	111,295
Series D, NATL,
5.00%, 07/01/2017	60,000	62,833
Series F, AGC,
4.00%, 07/01/2020	785,000	867,425
Series H,
1.00%, 07/01/2016	600,000	600,036
Series H, AGM,
5.00%, 07/01/2026	910,000	1,113,813
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	53,802
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2030	1,755,000	2,099,068
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series F, FHLMC, 3.35%, 12/01/2030	1,290,000	1,356,035
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2021 - 12/15/2022	4,130,000	4,905,617
Series B, AGC-ICC, MBIA,
5.50%, 12/15/2021	65,000	75,983
Series B, NATL,
5.50%, 12/15/2016	700,000	720,678
Series C, AGM,
5.50%, 12/15/2017	125,000	133,312
Passaic County Improvement Authority, Revenue Bonds
2.00%, 05/01/2016	150,000	150,012
5.00%, 05/01/2019 - 05/01/2020	500,000	568,201
Paulsboro School District, General Obligation Unlimited AGM, 3.00%, 04/01/2021	95,000	103,792
River Edge School District, General Obligation Unlimited 3.00%, 02/01/2020	25,000	26,786

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
South Jersey Transportation Authority LLC, Revenue Bonds AGC, 4.00%, 11/01/2016	$ 100,000	$ 101,546
State of New Jersey, General Obligation Unlimited 5.00%, 08/01/2016	50,000	50,565
Tobacco Settlement Financing Corp., Revenue Bonds Series 1A, 4.50%, 06/01/2023	30,000	30,513
Town of Kearny, General Obligation Unlimited Series A, AGM, 5.00%, 02/01/2023	735,000	874,812
Township of Cherry Hill, General Obligation Unlimited 3.00%, 08/15/2016	100,000	100,716
Township of Lakewood, General Obligation Unlimited BAM, 4.00%, 11/01/2019	145,000	159,069
Township of Little Falls, General Obligation Unlimited 4.00%, 08/01/2019	90,000	98,086
Township of West Deptford, General Obligation Unlimited BAM, 2.00%, 09/01/2016	75,000	75,341

		74,739,385

New Mexico - 0.5%
City of Farmington, Revenue Bonds
Series A,
1.88% (A), 04/01/2029	2,000,000	2,034,200
Series B,
1.88% (A), 04/01/2029	575,000	585,718
Series E,
1.88% (A), 04/01/2029	800,000	813,680
City of Hobbs, Revenue Bonds Series A, 4.50%, 12/01/2034	260,000	272,584
Las Cruces School District No. 2, General Obligation Unlimited Series A, 4.00%, 08/01/2027	740,000	859,584
New Mexico Educational Assistance Foundation, Revenue Bonds Series A-1, 4.00%, 12/01/2020	25,000	28,144

		4,593,910

New York - 5.9%
Albany Capital Resource Corp., Revenue Bonds Series A, 5.00%, 12/01/2027	250,000	296,635

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Bethlehem Central School District, General Obligation Unlimited Series C, 4.00%, 06/15/2016	$ 130,000	$ 130,576
Broadalbin-Perth Central School District, General Obligation Unlimited AGM, 3.00%, 06/15/2016	225,000	225,679
Buffalo Municipal Water Finance Authority, Revenue Bonds Series B, AGM, 5.00%, 07/01/2016	165,000	166,231
City of Elmira City, General Obligation Limited BAM, 2.00%, 07/15/2016	250,000	250,697
City of New York, General Obligation Unlimited
4.00%, 08/01/2016	75,000	75,674
Series A1, AGM-CR,
5.00%, 08/01/2016	100,000	101,153
Series F-1,
5.00%, 03/01/2017	175,000	181,423
City of Niagara Falls, General Obligation Limited
BAM,
2.00%, 05/15/2021 - 05/15/2024 (C)	1,995,000	2,005,512
2.13%, 05/15/2025 (C)	350,000	346,346
2.25%, 05/15/2026 (C)	300,000	297,093
5.00%, 05/15/2021 - 05/15/2029 (C)	7,090,000	8,525,698
City of Yonkers, General Obligation Limited Series E, AGM, 5.00%, 09/01/2024	2,880,000	3,546,259
Clarence Central School District, General Obligation Unlimited
4.00%, 05/15/2016	100,000	100,162
Series B, AGM,
4.38%, 06/15/2025	180,000	180,902
County of Chautauqua, General Obligation Limited AGM, 4.00%, 06/01/2019	25,000	27,092
County of Monroe, General Obligation Limited AGM, 5.00%, 06/01/2020	1,455,000	1,678,779
County of Nassau , General Obligation Limited Series A, AGM-CR, 5.00%, 01/01/2026	11,030,000	13,926,588
County of Nassau, General Obligation Unlimited
Series C,
5.00%, 10/01/2016	150,000	152,781
Series C, AGM,
5.00%, 07/01/2017	120,000	125,867
County of Orange, General Obligation Unlimited Series B, 4.00%, 07/01/2018	75,000	78,001

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
County of Rockland, General Obligation Limited Series A, AGM, 5.00%, 03/01/2017	$ 125,000	$ 129,176
County of Tompkins, General Obligation Limited 2.00%, 07/01/2016	175,000	175,453
Dryden Central School District, General Obligation Unlimited 4.00%, 06/15/2016	100,000	100,432
Dutchess County Local Devlopement Corp., Revenue Bonds Series A, 4.00%, 07/01/2016	200,000	201,198
Housing Development Corp., Revenue Bonds Series B1, 5.00%, 07/01/2016	100,000	100,746
Metropolitan Transportation Authority, Revenue Bonds Series A, 5.00%, 11/15/2016 - 11/15/2025	100,000	112,001
Monroe-Woodbury Central School District, General Obligation Unlimited 4.00%, 06/15/2016	240,000	241,015
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds Series S-3, 5.00%, 01/15/2017	75,000	77,324
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series C1,
3.00%, 08/01/2016	45,000	45,293
Series F-1,
5.00%, 05/01/2016	250,000	250,062
New York Local Government Assistance Corp., Revenue Bonds Series C, AGM-CR, 5.50%, 04/01/2017	180,000	187,245
New York State Bridge Authority, Revenue Bonds 5.00%, 01/01/2017	175,000	180,266
New York State Dormitory Authority, Revenue Bonds
5.00%, 07/01/2016	100,000	100,771
7.38%, 07/01/2016	115,000	116,243
Series A,
5.00%, 07/01/2016 - 03/15/2031	5,330,000	6,426,745
Series A, NATL,
5.00%, 07/01/2016	345,000	347,689
5.50%, 05/15/2024	55,000	71,609
Series D,
5.00%, 03/15/2023	50,000	50,852
New York State Environmental Facilities Corp., Revenue Bonds 5.00%, 09/15/2018	50,000	53,025

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Housing Finance Agency, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
3.35%, 11/01/2036	$ 5,540,000	$ 5,643,709
Series E,
3.45%, 11/01/2030	1,000,000	1,052,120
Niagara Falls City School District, Certificate of Participation AGM, 5.00%, 06/15/2024 - 06/15/2025	740,000	910,970
Niagara Tobacco Asset Securitization Corp., Revenue Bonds 4.00%, 05/15/2029	240,000	240,206
North East Joint Fire District, General Obligation Limited Series A, BAM, 3.50%, 12/15/2019	60,000	65,408
Scarsdale Union Free School District, General Obligation Unlimited 4.00%, 06/01/2016	130,000	130,416
South Jefferson Central School District, General Obligation Unlimited BAM, 2.00%, 06/15/2016	450,000	450,819
State of New York Mortgage Agency, Revenue Bonds Series 190, 3.45%, 10/01/2030	710,000	739,621
Suffolk County, General Obligation Limited Series B, AGM, 5.00%, 10/01/2020	620,000	720,800
Town of Oyster Bay, General Obligation Limited AGM,
3.25%, 08/01/2022	815,000	873,248
Series A, AGM,
3.00%, 03/01/2019	200,000	210,516
Series B, AGM,
3.00%, 11/01/2017	35,000	36,073
Series B, BAM,
5.00%, 08/15/2023	720,000	878,148
Town of Oyster Bay, General Obligation Unlimited 2.25%, 03/01/2017	100,000	100,267
Town of Smithtown, General Obligation Unlimited 5.00%, 06/15/2016	75,000	75,431
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A,
5.00%, 11/15/2026	1,455,000	1,779,261
Series B,
5.00%, 11/15/2016	50,000	51,264
Valley Central School District at Montgomery, General Obligation Unlimited 4.00%, 06/15/2016	50,000	50,212

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Village of Kiryas Joel, General Obligation Limited Series B, MAC, 2.00%, 03/01/2017	$ 145,000	$ 146,398
Westchester County Local Development Corp., Revenue Bonds 5.00%, 11/01/2025 - 11/01/2026	1,500,000	1,835,070

		57,376,250

North Carolina - 0.2%
City of Charlotte, Certificate of Participation Series A, 5.00%, 12/01/2021	25,000	30,083
Country of Chatham, Certificate of Participation AMBAC, 4.50%, 06/01/2022	175,000	175,635
County of Iredell, Certificate of Participation AGM, 5.25%, 06/01/2017	70,000	73,324
County of Mecklenburg, Certificate of Participation Series B, 5.00%, 02/01/2018	30,000	32,202
North Carolina Medical Care Commission, Revenue Bonds
5.00%, 11/01/2039	35,000	35,776
AGC,
3.50%, 02/15/2019	130,000	139,250
Series A,
5.00%, 07/01/2017	190,000	199,038
North Carolina Municipal Power Agency No. 1, Revenue Bonds Series A, 5.25%, 01/01/2017	45,000	46,404
Onslow County Hospital Authority, Revenue Bonds NATL, FHA, 5.13%, 04/01/2019	70,000	71,400
Western Carolina University, Revenue Bonds AGM, 5.00%, 06/01/2027	540,000	673,083
Winston-Salem State University, Revenue Bonds 5.00%, 06/01/2023	150,000	175,478

		1,651,673

North Dakota - 1.2%
City of Grand Forks, Revenue Bonds Series D, 5.00%, 12/15/2027	400,000	498,312
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2026	4,820,000	5,094,448
5.00%, 11/01/2021	1,955,000	2,308,053
Grand Forks Park District, Revenue Bonds 3.00%, 12/01/2020	820,000	884,649

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
North Dakota Housing Finance Agency, Revenue Bonds
2.25%, 01/01/2021	$ 100,000	$ 103,325
2.55%, 01/01/2022	185,000	193,876
2.80%, 07/01/2023	155,000	164,526
Series D,
2.80%, 01/01/2025	1,010,000	1,060,853
2.85%, 07/01/2025	1,200,000	1,263,456

		11,571,498

Ohio - 2.2%
American Municipal Power, Inc., Revenue Bonds Series C, 5.25%, 02/15/2019	45,000	50,204
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,530,000	1,474,599
5.38%, 06/01/2024	380,000	368,121
Butler County Port Authority, Revenue Bonds Series A, 5.00%, 12/01/2024	545,000	660,366
City of Lorain, General Obligation Limited BAM, 3.00%, 12/01/2024	45,000	48,402
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM,
4.00%, 12/01/2017	50,000	52,461
5.00%, 12/01/2023	635,000	784,987
Cleveland-Cuyahoga County Port Authority, Revenue Bonds Series C, 3.00%, 05/15/2017 - 05/15/2025 (C)	4,215,000	4,326,052
County of Allen, Revenue Bonds Series B, 4.13%, 09/01/2020	60,000	67,046
County of Lucas, Revenue Bonds Series D, 5.00%, 11/15/2018	25,000	27,626
County of Montgomery, Revenue Bonds Series A, 5.00%, 05/01/2032	50,000	50,447
County of Scioto, Revenue Bonds 3.50%, 02/15/2038 (C)	2,500,000	2,466,125
County of Warren, Revenue Bonds
4.00%, 07/01/2018	125,000	132,702
5.00%, 07/01/2022 - 07/01/2023	425,000	509,444
Dayton-Montgomery County Port Authority, Revenue Bonds Series 1, 6.13%, 01/15/2025 (D) (F)	730,000	743,724
Eastwood Local School District, Certificate of Participation 2.00%, 06/01/2016	250,000	250,277

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Hamilton City School District, General Obligation Unlimited AGM, 5.00%, 12/01/2024	$ 50,000	$ 52,379
Ohio Air Quality Development Authority, Revenue Bonds Series A, 3.75% (A), 12/01/2023	2,500,000	2,581,800
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019 - 07/01/2041	210,000	215,208
Series C,
5.00%, 05/01/2020 - 05/01/2021	970,000	1,113,792
Ohio Housing Finance Agency, Revenue Bonds Series 1, GNMA, FNMA, FHLMC, 3.80%, 05/01/2021	20,000	22,159
Ohio Water Development Authority, Revenue Bonds Series C, 4.00% (A), 06/01/2033	1,250,000	1,312,412
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds
Series A, AGM,
4.00%, 12/01/2031	1,800,000	1,936,548
4.25%, 12/01/2036	1,265,000	1,346,997
State of Ohio, Revenue Bonds
4.00%, 06/01/2016	100,000	100,325
Series A,
5.00%, 01/15/2019	200,000	220,084
State of Ohio Department of Administration, Certificate of Participation Series A, 5.00%, 09/01/2016	200,000	203,014
Toledo-Lucas County Port Authority, Revenue Bonds Series A, 5.00%, 07/01/2020	115,000	126,080
Trotwood-Madison City School District, Certificate of Participation BAM, 4.00%, 12/01/2028	225,000	253,919
University of Toledo, Revenue Bonds Series B, 5.00%, 06/01/2016	150,000	150,591

		21,647,891

Oklahoma - 0.3%
City of Tulsa, General Obligation Unlimited
3.00%, 06/01/2016	40,000	40,095
5.00%, 10/01/2016	55,000	56,048
Cleveland County Educational Facilities Authority, Revenue Bonds 5.00%, 06/01/2017 - 06/01/2023	720,000	758,921
Edmond Public Works Authority, Revenue Bonds 3.00%, 07/01/2016	190,000	190,783

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Grady County School Finance Authority, Revenue Bonds 5.00%, 09/01/2022	$ 390,000	$ 463,663
Grand River Dam Authority, Revenue Bonds Series A, 4.00%, 06/01/2024	485,000	566,669
Marshall County Justice Authority, Revenue Bonds 2.00%, 03/01/2017	205,000	205,668
Oklahoma Capital Improvement Authority, Revenue Bonds Series A, 2.50%, 07/01/2016	150,000	150,521
Oklahoma Development Finance Authority, Revenue Bonds
4.00%, 07/01/2016 - 07/01/2017	370,000	377,478
5.00%, 06/01/2020	25,000	28,912
Series A,
5.00%, 02/01/2020	50,000	57,258

		2,896,016

Oregon - 0.4%
County of Gilliam, Revenue Bonds 1.50%, 10/01/2018 (D)	100,000	101,001
County of Jackson Airport Revenue, Revenue Bonds AGM, 5.00%, 12/01/2030 - 12/01/2033	1,330,000	1,642,397
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	1,190,000	1,385,184
5.50%, 06/15/2035 (B) (F)	750,000	768,877
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	84,218
Series B,
5.00%, 07/01/2019	45,000	50,187

		4,031,864

Pennsylvania - 5.7%
Abington School District, General Obligation Limited 4.00%, 09/15/2016	50,000	50,634
Allegheny County Hospital Development Authority, Revenue Bonds Series B, 5.00%, 06/15/2018	65,000	70,738
Allegheny Valley Joint School District, General Obligation Limited BAM, 5.00%, 11/01/2023	40,000	49,185
Beaver County Industrial Development Authority, Revenue Bonds Series B, 3.50% (A), 12/01/2035	840,000	871,114

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Bentworth School District, General Obligation Unlimited BAM, 3.00%, 03/15/2018	$ 100,000	$ 103,706
Berks County Municipal Authority, Revenue Bonds Series A3, 4.75%, 11/01/2018	100,000	109,456
Borough of Highspire, General Obligation Unlimited
MAC,
2.00%, 08/15/2024 (C)	60,000	59,826
2.13%, 08/15/2025 (C)	155,000	153,943
2.38%, 08/15/2026 (C)	160,000	160,106
Borough of Lewistown, General Obligation Unlimited BAM, 3.00%, 12/15/2017 - 12/15/2018	505,000	526,509
Borough of Mechanicsburg, General Obligation Unlimited BAM, 2.00%, 12/01/2017	80,000	81,449
Bristol Township School District, General Obligation Limited BAM-TCRS, 5.00%, 06/01/2027	940,000	1,097,159
Carbon County Area Vocational Technical School Authority, Revenue Bonds
AGM,
4.00%, 03/01/2024 - 03/01/2026	900,000	1,019,289
5.00%, 03/01/2023	665,000	791,150
Carroll Township Authority, Revenue Bonds
BAM,
1.00%, 08/01/2017 (C)	180,000	180,088
2.00%, 08/01/2018 (C)	185,000	188,232
Central Bradford Progress Authority, Revenue Bonds 5.25%, 12/01/2019	95,000	108,841
Central Delaware County Authority, Revenue Bonds AGM, 5.00%, 11/15/2040	295,000	295,596
Chartiers Valley School District, General Obligation Unlimited Series A, 3.00%, 10/15/2016	125,000	126,279
Cheltenham Township School District, General Obligation Limited Series A, 5.00%, 02/15/2031 - 02/15/2034 (C)	675,000	798,947
City of Philadelphia, General Obligation Unlimited Series A, 5.00%, 08/01/2027	1,000,000	1,202,960
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A,
3.00%, 07/01/2016	50,000	50,218

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds (continued)
Series A, AGM,
3.00%, 06/15/2016	$ 100,000	$ 100,331
Series C, AGM,
5.00%, 08/01/2020	335,000	389,176
City of Pittsburgh, General Obligation Unlimited Series A, 4.00%, 09/01/2017	100,000	104,284
Commonwealth Financing Authority, Revenue Bonds Series B-1, AGM, 5.00%, 06/01/2025	3,000,000	3,696,420
Commonwealth of Pennsylvania, General Obligation Unlimited
5.00%, 11/15/2017	100,000	106,382
NATL,
5.38%, 07/01/2016	300,000	302,544
County of Bedford, General Obligation Unlimited
Series A, BAM,
2.13%, 09/01/2021	115,000	118,942
3.00%, 09/01/2019	100,000	106,572
County of Cambria, General Obligation Unlimited BAM, 4.00%, 08/01/2017 - 08/01/2018	1,275,000	1,319,289
County of Lackawanna, General Obligation Unlimited Series B, BAM, 5.00%, 09/15/2022	740,000	881,769
County of Lancaster, General Obligation Unlimited Series B, AGM, 2.00%, 11/01/2016	125,000	125,819
County of Lebanon, General Obligation Unlimited Series A, BAM, 2.00%, 10/15/2019	350,000	360,059
County of Montgomery, General Obligation Unlimited 5.00%, 08/15/2016	40,000	40,534
Dallas School District, General Obligation Limited
BAM,
4.00%, 04/01/2022 - 04/01/2023	585,000	663,451
4.50%, 04/01/2024	350,000	415,359
Erie County Conventional Center Authority, Revenue Bonds 5.00%, 01/15/2026	1,725,000	2,116,144
Fairview School District, General Obligation Limited Series A, 4.00%, 02/01/2024 - 02/01/2029 (C)	4,595,000	5,149,102

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Hempfield Area School District, General Obligation Unlimited
3.00%, 10/15/2016	$ 150,000	$ 151,569
Series B, XCLA,
4.00%, 03/15/2021	25,000	25,684
Indiana County Hospital Authority, Revenue Bonds Series A, 5.50%, 06/01/2029	250,000	280,640
Laurel Highlands School District, General Obligation Unlimited BAM, 2.00%, 11/01/2018	50,000	51,280
Lehigh County Industrial Development Authority, Revenue Bonds 0.90% (A), 09/01/2029	1,500,000	1,498,185
Ligonier Valley School District, General Obligation Unlimited AGM, 4.13%, 03/01/2019	150,000	153,837
McKeesport Municipal Authority, Revenue Bonds AGM, 1.65%, 12/15/2017	190,000	191,149
Monroeville Municipal Authority, Revenue Bonds Series A, AGM, 2.00%, 12/01/2018	10,000	10,247
Montgomery County Industrial Development Authority, Revenue Bonds Series A, 2.50% (A), 10/01/2030	3,000,000	3,031,350
Morrisville Boro School District, General Obligation Limited BAM, 2.00%, 12/01/2019	75,000	77,556
Owen J. Roberts School District, General Obligation Limited AGM, 3.10%, 09/01/2016	50,000	50,397
Penn Hills School District, General Obligation Limited
BAM,
3.00%, 10/01/2017	695,000	708,671
5.00%, 11/15/2022 - 11/15/2024	2,850,000	3,336,881
Series A, BAM,
5.00%, 11/15/2025	320,000	378,678
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
4.00%, 06/15/2016	100,000	100,461
5.00%, 07/15/2020	50,000	56,904
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	1,795,000	1,811,388
2.75%, 10/01/2026	750,000	761,595

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, AGM,
5.25%, 07/15/2022	$ 75,000	$ 91,071
Series B,
5.00%, 12/01/2016	100,000	102,549
Philadelphia Gas Works Co., Revenue Bonds 5.00%, 08/01/2023 - 08/01/2024	590,000	719,433
Pittsburgh School District, General Obligation Limited AGM, 4.00%, 09/01/2025	40,000	45,688
Pocono Mountain School District, General Obligation Unlimited Series A, AGM, 5.00%, 09/01/2019	65,000	67,122
Reading Area Water Authority, Revenue Bonds AGM, 4.00%, 12/01/2025	445,000	499,085
Reading School District, General Obligation Unlimited Series A, AGM, 5.00%, 02/01/2026 - 02/01/2027	3,895,000	4,623,999
Saxonburg Area Authority, Revenue Bonds AGM, 3.00%, 03/01/2018	140,000	144,742
School District of Philadelphia, General Obligation Unlimited
Series A, AGM-CR, FGIC,
5.00%, 06/01/2027	25,000	29,266
Series C,
5.00%, 09/01/2017	150,000	156,833
Southern Lehigh School District, General Obligation Limited 5.00%, 09/01/2016	130,000	131,947
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds AGM, 5.00%, 02/01/2025	260,000	302,180
Spring-Ford Area School District, General Obligation Limited 4.00%, 06/01/2017	65,000	67,208
State Public School Building Authority, Revenue Bonds
5.00%, 05/01/2018 - 09/15/2022	590,000	685,658
5.25%, 03/01/2020	170,000	194,023
AGM,
2.00%, 02/15/2017	185,000	186,474
4.00%, 10/01/2017 - 10/01/2018	1,475,000	1,568,047
4.75%, 05/01/2017	100,000	103,942
5.00%, 10/01/2020 - 10/01/2023	460,000	543,751
BAM,
5.00%, 10/01/2021	210,000	246,399
BAM-TCRS,
5.00%, 10/01/2019 - 06/15/2026	1,760,000	2,088,050

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
State Public School Building Authority, Revenue Bonds (continued)
Series A, AGM,
5.00%, 10/01/2017 - 09/15/2021	$ 1,100,000	$ 1,264,755
Series B, AGM,
5.00%, 06/01/2033	200,000	204,204
Township of Bensalem, General Obligation Unlimited NATL, 5.00%, 06/01/2025	265,000	266,073
Township of Neshannock, General Obligation Unlimited AGM, 2.00%, 08/01/2017	100,000	101,647
Township of West Manheim, General Obligation Unlimited AGM, 4.45%, 06/01/2034	40,000	40,054
Unity Township Municipal Authority, Revenue Bonds Series A, AGM, 5.00%, 12/01/2022	45,000	54,382
West Mifflin Sanitary Sewer Municipal Authority, Revenue Bonds
BAM,
2.25%, 08/01/2024 (C)	500,000	499,085
2.30%, 08/01/2025 (C)	500,000	494,385
2.38%, 08/01/2026 (C)	390,000	383,760
2.50%, 08/01/2027 (C)	565,000	554,593
2.63%, 08/01/2028 (C)	540,000	532,456
West Mifflin School District, General Obligation Unlimited AGM, 5.00%, 10/01/2022	815,000	949,499
York City School District, General Obligation Limited AGM, 4.60%, 06/01/2028	1,000,000	1,079,390

		55,789,824

Puerto Rico - 0.9%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGM,
5.25%, 07/01/2020	50,000	52,318
5.50%, 07/01/2016 - 07/01/2019	865,000	905,632
AGM-CR,
4.50%, 07/01/2023	30,000	30,037
5.25%, 07/01/2016 - 07/01/2017	185,000	189,744
Series A, AGC,
4.00%, 07/01/2016	60,000	60,287
5.00%, 07/01/2016 - 07/01/2017	170,000	171,827
Series A, AGC-ICC,
5.00%, 07/01/2020	65,000	65,935
5.50%, 07/01/2029	100,000	106,768
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	170,000	179,498

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series A, AGM,
4.00%, 07/01/2022	$ 40,000	$ 40,325
5.25%, 07/01/2024	285,000	300,798
Series D, AGM,
4.13%, 07/01/2020	75,000	75,175
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
5.00%, 07/01/2023	25,000	25,892
Series RR, AGC,
5.00%, 07/01/2028	200,000	199,982
Series RR, AGM,
5.00%, 07/01/2020	1,000,000	1,001,880
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	355,000	355,122
Series TT, AGC,
5.00%, 07/01/2018	10,000	10,183
Series TT, AGM-CR,
4.20%, 07/01/2019	100,000	100,587
5.00%, 07/01/2017	80,000	81,845
Series UU, AGC,
5.00%, 07/01/2026	575,000	580,370
Series UU, AGM,
4.00%, 07/01/2023	50,000	48,242
5.00%, 07/01/2016 - 07/01/2024	610,000	616,963
Series V, AGM,
5.25%, 07/01/2027	80,000	82,312
Puerto Rico Highways & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	20,000	20,053
Series CC, AGM-CR,
5.50%, 07/01/2029	25,000	26,567
Series D, AGM,
5.00%, 07/01/2027	400,000	401,072
Series E, AGM,
5.50%, 07/01/2016 - 07/01/2023	355,000	368,294
Series L, AGC,
5.25%, 07/01/2017 - 07/01/2019	270,000	280,973
Series N, AGC,
5.25%, 07/01/2034	75,000	77,216
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	100,603
Series Z, AGM,
6.25%, 07/01/2016	15,000	15,102
Puerto Rico Municipal Finance Agency, General Obligation Unlimited
Series A, AGM,
5.00%, 08/01/2027	50,000	50,023
5.25%, 08/01/2017 - 08/01/2020	170,000	172,745
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2019 - 08/01/2030	545,000	546,209

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Municipal Finance Agency, Revenue Bonds (continued)
Series C, AGC,
5.25%, 08/01/2020	$ 90,000	$ 93,003
Series C, AGM,
5.00%, 08/01/2016	190,000	190,625
5.25%, 08/01/2017	25,000	25,718
Puerto Rico Public Buildings Authority, Revenue Bonds
Series C, CIFG-TCRS, AGM-CR,
5.50%, 07/01/2016	100,000	100,735
5.75%, 07/01/2017	375,000	388,402
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	132,536
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds Series A-1, AGM-CR, Zero Coupon, 08/01/2033	325,000	116,204

		8,387,802

Rhode Island - 0.6%
Providence Redevelopment Agency, Revenue Bonds Series A, AGM, 5.00%, 04/01/2025	715,000	859,380
Rhode Island Commerce Corp., Revenue Bonds
Series A, AGC,
5.25%, 06/15/2021	50,000	55,942
Series A, NATL,
5.00%, 06/15/2016	200,000	201,110
Rhode Island Health & Educational Building Corp., Revenue Bonds
AGM,
4.00%, 05/15/2023 - 05/15/2024	1,905,000	2,171,164
Series C,
3.00%, 05/15/2017	320,000	327,699
Rhode Island Turnpike & Bridge Authority, Revenue Bonds Series A, 5.00%, 10/01/2024	300,000	372,786
Tobacco Settlement Financing Corp., Revenue Bonds Series A, 5.00%, 06/01/2023 - 06/01/2027	1,130,000	1,320,791
Town of West Greenwich, General Obligation Unlimited 3.00%, 08/15/2017	235,000	242,151
Town of West Warwick, General Obligation Unlimited Series A, BAM, 5.00%, 10/01/2019	215,000	241,116

		5,792,139

South Carolina - 1.0%
City of Hartsville Water & Sewer Revenue, Revenue Bonds 3.00%, 06/01/2017	100,000	102,162

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
County of Newberry, Revenue Bonds AGC, 4.20%, 12/01/2018	$ 75,000	$ 75,213
Fort Mill School Facilities Corp., Revenue Bonds 5.00%, 12/01/2022	625,000	753,537
Greenville County School District, Revenue Bonds 5.00%, 12/01/2028	100,000	102,349
Kershaw County School District, Revenue Bonds BAM, 3.00%, 12/01/2026	3,800,000	3,969,062
Piedmont Municipal Power Agency, Revenue Bonds Series A-4, 5.00%, 01/01/2020	35,000	39,818
SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Revenue Bonds 5.00%, 12/01/2020	800,000	926,848
SCAGO Educational Facilities Corp. for Colleton School District, Revenue Bonds 5.00%, 12/01/2020	1,000,000	1,152,820
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds Series B, BAM, 5.00%, 12/01/2024 - 12/01/2025	1,540,000	1,867,538
South Carolina Jobs-Economic Development Authority, Revenue Bonds Series A, 5.00%, 08/01/2016	135,000	136,422
South Carolina State Housing Finance & Development Authority, Revenue Bonds GNMA, FNMA, FHLMC, 2.00%, 07/01/2020	220,000	226,776
South Carolina State Public Service Authority, Revenue Bonds Series C, 5.00%, 12/01/2025	290,000	361,578
South Carolina Transportation Infrastructure Bank, Revenue Bonds Series B, AMBAC, 4.00%, 10/01/2016	50,000	50,733

		9,764,856

South Dakota - 0.3%
City of Deadwood, Certificate of Participation 3.00%, 11/01/2020	995,000	1,053,586
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.00%, 11/01/2026	750,000	917,227
Series B,
3.00%, 08/01/2019 - 08/01/2021	1,315,000	1,410,108

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota (continued)
South Dakota State Building Authority, Revenue Bonds NATL, 4.50%, 06/01/2019	$ 50,000	$ 52,074

		3,432,995

Tennessee - 0.7%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds 5.00%, 10/01/2027	1,685,000	1,988,570
Knox County First Utility District, Revenue Bonds NATL, 4.25%, 12/01/2018	50,000	51,091
Metropolitan Government Nashville & Davidson County Health & Educational Facs BD, Revenue Bonds 5.00%, 07/01/2031	400,000	479,764
Tennessee Housing Development Agency, Revenue Bonds
2.35%, 07/01/2021	1,925,000	2,001,249
Series 2B,
2.30%, 01/01/2022	385,000	404,689
2.50%, 01/01/2023	405,000	421,965
2.70%, 07/01/2024	700,000	731,654
2.90%, 07/01/2025	540,000	564,046
Tennessee State School Bond Authority, Revenue Bonds Series C, 5.00%, 05/01/2019	30,000	33,684

		6,676,712

Texas - 6.7%
Aledo Independent School District, General Obligation Unlimited 5.00%, 02/15/2036 (C)	1,250,000	1,515,450
Belmont Fresh Water Supply District No. 1, General Obligation Unlimited BAM, 5.50%, 03/01/2018 - 03/01/2020	865,000	960,203
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds 5.00%, 12/01/2016 - 12/01/2022	5,745,000	6,340,718
Brazoria County Municipal Utility District No. 3, General Obligation Unlimited AGM, 3.00%, 09/01/2016	415,000	418,179
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited
AGM,
3.00%, 09/01/2024	50,000	53,559
BAM,
2.00%, 09/01/2019	830,000	850,459
MAC,
3.00%, 09/01/2022	1,240,000	1,328,734
Burleson Independent School District, General Obligation Unlimited 4.00%, 08/01/2017	100,000	104,181

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Cinco Municipal Utility District No. 14, General Obligation Unlimited AGM, 3.00%, 09/01/2016	$ 405,000	$ 408,102
Cinco Southwest Municipal Utility District No. 1, Revenue Bonds BAM, 2.00%, 12/01/2018	570,000	580,972
City of Beaumont Waterworks & Sewer System Revenue, Revenue Bonds Series A, BAM, 5.00%, 09/01/2027	1,000,000	1,238,990
City of Corpus Christi Utility System Revenue, Revenue Bonds 5.00%, 07/15/2019	60,000	67,493
City of Houston, Revenue Bonds
4.00%, 09/01/2017	215,000	223,955
Series B,
5.00%, 09/01/2020	100,000	101,513
City of Laredo International Toll Bridge System Revenue, Revenue Bonds AGM, 5.00%, 10/01/2022 - 10/01/2023	410,000	490,907
City of Laredo Waterworks & Sewer System Revenue, Revenue Bonds 5.00%, 03/01/2017	250,000	258,902
City of Pearland, General Obligation Limited 5.00%, 03/01/2023	25,000	30,562
City of Pflugerville, General Obligation Limited 4.00%, 08/01/2022 - 08/01/2024	270,000	314,255
City of Rockport, General Obligation Limited AGM-CR, MBIA, 5.25%, 02/15/2027	50,000	51,850
City of The Colony, General Obligation Limited XLCA, 5.00%, 08/15/2016	100,000	101,289
City of Weatherford Utility System Revenue, Revenue Bonds AGM, 5.00%, 09/01/2025	200,000	248,562
City of Westworth Village, General Obligation Limited BAM, 3.00%, 08/15/2019	35,000	37,366
County of Dallas, General Obligation Limited 5.00%, 02/15/2017	100,000	103,477
County of Harris, General Obligation Unlimited Series A, 5.00%, 08/15/2016	70,000	70,934
County of Harris, Revenue Bonds Series B, 5.00%, 08/15/2016	110,000	111,443
County of Potter, General Obligation Limited 3.00%, 02/01/2029	175,000	180,562

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Cypress-Fairbanks Independent School District, General Obligation Unlimited Series B-1, 3.00% (A), 02/15/2036	$ 300,000	$ 318,165
Dallas County Flood Control District No. 1, General Obligation Unlimited 5.00%, 04/01/2017 - 04/01/2024 (B) (F)	8,565,000	9,281,842
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited AGM, 3.00%, 09/01/2026	110,000	114,690
Denver City Independent School District, General Obligation Unlimited Series B, 5.00%, 02/15/2027 (C)	100,000	113,305
Dickinson Independent School District, General Obligation Unlimited 1.05% (A), 08/01/2037	250,000	250,112
Eagle Pass Independent School District, General Obligation Unlimited 2.00%, 08/15/2016	140,000	140,655
El Paso County Hospital District, General Obligation Limited 5.00%, 08/15/2020 - 08/15/2022	430,000	500,930
Faulkey Gully Municipal Utility District, General Obligation Unlimited MAC, 3.00%, 03/01/2017	100,000	101,835
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited BAM, 4.00%, 09/01/2027	65,000	72,235
Fort Bend County Levee Improvement District No. 7, General Obligation Unlimited 3.00%, 03/01/2023	250,000	271,795
Fort Bend County Municipal Utility District No. 139, General Obligation Unlimited BAM, 3.75%, 09/01/2026	50,000	53,570
Fort Bend County Municipal Utility District No. 142, General Obligation Unlimited MAC, 3.00%, 09/01/2026	200,000	205,360
Fort Bend County Municipal Utility District No. 151, General Obligation Unlimited MAC, 3.00%, 09/01/2026	495,000	512,523
Fort Bend County Municipal Utility District No. 169, Revenue Bonds AGM, 3.00%, 12/01/2023	260,000	276,864
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited BAM, 3.00%, 09/01/2019	60,000	63,516

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Bend County Municipal Utility District No. 57, General Obligation Unlimited AGM, 3.00%, 04/01/2023 - 04/01/2024	$ 485,000	$ 507,521
Fort Bend Independent School District, General Obligation Unlimited 5.00%, 08/15/2016	250,000	253,397
Goose Creek Consolidated Independent School District, General Obligation Unlimited Series B, 3.00% (A), 02/15/2035	175,000	179,491
Grapevine-Colleyville Independent School District, General Obligation Unlimited Series B, 2.50% (A), 08/01/2036	165,000	168,427
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A,
4.38%, 11/15/2021	20,000	22,085
Series B,
5.25%, 12/01/2017	40,000	42,762
5.50%, 12/01/2018	200,000	222,878
Harris County Municipal Utility District No. 105, General Obligation Unlimited Series A, BAM, 3.00%, 03/01/2022	110,000	115,126
Harris County Municipal Utility District No. 304, General Obligation Unlimited
BAM,
3.00%, 09/01/2022	200,000	216,894
4.00%, 09/01/2026 - 09/01/2028	400,000	455,604
Harris County Municipal Utility District No. 383, General Obligation Unlimited BAM, 3.00%, 09/01/2021	50,000	54,118
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC,
2.00%, 09/01/2019	125,000	128,371
3.00%, 09/01/2021	100,000	108,075
Harris County Municipal Utility District No. 419, General Obligation Unlimited Series A, BAM, 3.00%, 09/01/2026	140,000	146,517
Harris-Fort Bend Counties Municipal Utility District No. 3, General Obligation Unlimited
AGM,
3.00%, 04/01/2018 - 04/01/2019	250,000	258,978
Series A, AGM,
5.50%, 04/01/2024	375,000	468,454
Horizon Regional Municipal Utility District, General Obligation Unlimited BAM, 3.00%, 02/01/2027 - 02/01/2028	795,000	814,180

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Houston Higher Education Finance Corp., Revenue Bonds
Series A,
4.00%, 02/15/2017	$ 280,000	$ 287,199
5.00%, 05/15/2047	100,000	104,569
Houston Independent School District, Revenue Bonds 5.00%, 09/15/2017	110,000	116,467
Karnes Independent School District, General Obligation Unlimited 2.00%, 08/15/2016	195,000	195,913
Lamar Consolidated Independent School District, General Obligation Unlimited 5.00%, 02/15/2027	100,000	103,453
Laredo Independent School District, General Obligation Unlimited 5.00%, 08/01/2019	75,000	84,297
Lower Colorado River Authority, Revenue Bonds 5.00%, 05/15/2020	35,000	40,256
Main Street Market Square Redevelopment Authority, Tax Allocation BAM, 4.00%, 09/01/2022 - 09/01/2023	935,000	1,062,809
Matagorda County Hospital District, Revenue Bonds FHA, 3.63%, 08/15/2016	100,000	100,834
Metropolitan Transit Authority of Harris County, Revenue Bonds Series A, 5.00%, 11/01/2020	40,000	45,706
Montgomery County Municipal Utility District No. 112, General Obligation Unlimited BAM, 2.50%, 10/01/2022	85,000	86,760
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	1,460,000	1,459,119
3.13%, 09/01/2034	260,000	260,112
3.25%, 09/01/2035	355,000	355,405
New Hope Cultural Education Facilities Corp., Revenue Bonds Series A, AGM, 4.00%, 04/01/2019	100,000	107,032
Newark Higher Education Finance Corp., Revenue Bonds Series A, 4.00%, 08/15/2024	465,000	545,557
North Central Texas Health Facility Development Corp., Revenue Bonds 5.00%, 08/15/2022	90,000	109,404
North East Independent School District, General Obligation Unlimited Series B, 2.00% (A), 08/01/2042	500,000	501,860

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Northeast Higher Education Finance Corp., Revenue Bonds Series A, 4.00%, 08/15/2025	$ 125,000	$ 143,636
Northside Independent School District, General Obligation Unlimited 1.20% (A), 08/01/2040	100,000	100,357
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	520,000	534,284
3.13%, 10/01/2029 - 10/01/2030	1,385,000	1,422,531
3.25%, 10/01/2031	1,430,000	1,467,394
Rockwall Independent School District, General Obligation Unlimited 2.00%, 02/15/2017	110,000	111,245
State of Texas, General Obligation Unlimited Series B, 4.00%, 04/01/2017	40,000	41,262
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds Series B, AGC, 4.50%, 09/01/2019	65,000	71,572
Tarrant Regional Water District, Revenue Bonds 5.00%, 03/01/2017	75,000	77,768
Trophy Club Public Improvement District No. 1, Special Assessment AGM, 3.00%, 06/01/2023 - 06/01/2024	1,505,000	1,590,865
University of Houston, Revenue Bonds Series A, 5.00%, 02/15/2024	40,000	46,854
University of Texas System, Revenue Bonds Series B, 2.50% (A), 08/15/2036	11,000,000	11,002,970
Viridian Municipal Management District, General Obligation Unlimited
BAM,
Zero Coupon, 12/01/2020 - 12/01/2022	260,000	239,056
4.00%, 12/01/2038	500,000	528,280
6.00%, 12/01/2022 - 12/01/2034	4,900,000	6,288,266
Washington County Junior College District, Revenue Bonds BAM, 5.00%, 10/01/2023 - 10/01/2025	2,025,000	2,530,391
West Harris County Regional Water Authority, Revenue Bonds Series A, 2.00%, 12/15/2016	385,000	388,149

		64,784,524

Utah - 1.1%
City of Riverton, Revenue Bonds 5.00%, 08/15/2018	75,000	81,944

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
City of South Jordan, Special Assessment 3.13%, 11/01/2036 (C)	$ 1,250,000	$ 1,232,962
City of St. George Electric Revenue, Revenue Bonds AGM, 5.00%, 06/01/2033 - 06/01/2035	2,150,000	2,572,780
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 04/15/2020 - 10/15/2029	3,890,000	4,371,675
4.25%, 04/15/2034	170,000	182,332
4.30%, 04/15/2025 (B) (F)	750,000	759,637
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,360,000	1,660,779
Utah State Board of Regents, Revenue Bonds Series EE-2, 5.00%, 11/01/2019	40,000	45,592
Washington County Water Conservancy District, Revenue Bonds 5.00%, 10/01/2022	50,000	60,172

		10,967,873

Vermont - 0.5%
City of Burlington, General Obligation Unlimited Series A, AGM, 5.00%, 11/01/2032 - 11/01/2035	1,255,000	1,446,718
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
5.00%, 10/01/2029 - 10/01/2030	1,010,000	1,188,510
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,700,000	2,103,924

		4,739,152

Virginia - 1.1%
Alexandria Industrial Development Authority, Revenue Bonds
3.00%, 10/01/2018	150,000	154,986
4.00%, 10/01/2019 - 10/01/2020	1,040,000	1,129,417
County of Fairfax Sewer Revenue, Revenue Bonds 5.00%, 07/15/2017	50,000	52,667
Fairfax County Water Authority, Revenue Bonds 5.00%, 04/01/2017	70,000	72,868
Virginia College Building Authority, Revenue Bonds
Series B,
4.25%, 09/01/2016	50,000	50,645
5.00%, 09/01/2028	50,000	56,311
Virginia Housing Development Authority, Revenue Bonds
1.20%, 11/01/2019 (C)	6,150,000	6,148,524
1.35%, 11/01/2020 (C)	465,000	465,060
2.15%, 11/01/2024 (C)	450,000	452,362
2.30%, 11/01/2025 (C)	580,000	581,705
2.45%, 11/01/2026 (C)	400,000	401,168
2.60%, 11/01/2027 (C)	500,000	501,650

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Virginia Housing Development Authority, Revenue Bonds (continued)
Series A,
2.75%, 03/01/2026	$ 105,000	$ 110,093
Virginia Public School Authority, Revenue Bonds
5.00%, 07/15/2016	150,000	151,447
Series A,
3.00%, 08/01/2016	50,000	50,326

		10,379,229

Washington - 0.6%
Central Puget Sound Regional Transit Authority, Revenue Bonds NATL, 4.75%, 02/01/2028	50,000	53,057
City of Seattle Municipal Light & Power Revenue, Revenue Bonds Series A, 5.00%, 02/01/2017	75,000	77,500
Clark County Public Utility District No. 1, Revenue Bonds 5.00%, 01/01/2024	100,000	123,803
Energy Northwest, Revenue Bonds Series A, 5.25%, 07/01/2016 - 07/01/2018	85,000	88,836
King County School District No. 407, General Obligation Unlimited 5.63%, 12/01/2023	80,000	89,906
Pierce County School District No. 1, General Obligation Unlimited AGM, 5.25%, 12/01/2021 - 12/01/2022	200,000	200,856
Port of Seattle, Revenue Bonds Series A, 5.00%, 08/01/2018	25,000	27,379
Public Utility District No. 1 of Cowlitz County, Revenue Bonds 5.00%, 09/01/2019	155,000	174,741
Snohomish County Public Utility District No. 1, Revenue Bonds 5.00%, 12/01/2021	25,000	29,986
State of Washington, Certificate of Participation Series A, 3.00%, 07/01/2017	100,000	102,573
State of Washington, General Obligation Unlimited
Series B-2,
5.00%, 08/01/2017	75,000	79,109
Series R-C,
5.00%, 07/01/2025	3,000,000	3,726,450
State of Washington, Revenue Bonds 5.00%, 09/01/2016	75,000	76,123
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2019 - 08/15/2020	60,000	69,002

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington Health Care Facilities Authority, Revenue Bonds (continued)
Series B,
4.00%, 08/15/2018	$ 550,000	$ 589,380

		5,508,701

West Virginia - 0.0% (E)
Concord University, Revenue Bonds AGM, 5.00%, 06/01/2018	240,000	258,782
Putnam County Board of Education, General Obligation Unlimited 4.00%, 05/01/2017	100,000	103,397
West Virginia University, Revenue Bonds Series A, 5.00%, 10/01/2024	25,000	30,488

		392,667

Wisconsin - 1.6%
Central Brown County Water Authority, Revenue Bonds Series A, 5.00%, 11/01/2019	50,000	56,859
City of Kaukauna Electric System Revenue, Revenue Bonds BAM, 2.00%, 12/15/2018	125,000	127,920
Milwaukee County Metropolitan Sewer District, General Obligation Unlimited Series A, 4.25%, 10/01/2016	50,000	50,792
Milwaukee Housing Authority, Revenue Bonds Series A, 3.38%, 07/01/2029	700,000	752,297
Public Finance Authority, Revenue Bonds
Series A,
4.00%, 12/01/2027	2,610,000	2,683,289
4.50%, 09/01/2026	170,000	176,703
4.75%, 12/01/2035	650,000	677,436
5.00%, 06/01/2027	300,000	362,784
State of Wisconsin, Revenue Bonds Series A, 5.00%, 05/01/2019	25,000	28,054
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.00%, 12/01/2032 - 12/01/2033 (C)	2,495,000	2,464,801
5.00%, 08/15/2022 - 08/15/2023	140,000	162,044

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (continued)
Series A,
5.00%, 07/15/2016	$ 100,000	$ 100,876
Series B,
5.00%, 08/15/2018	125,000	136,694
Series B-4,
5.00% (A), 11/15/2043	105,000	123,767
Wisconsin Housing & Economic Development Authority, Revenue Bonds Series B, 3.15%, 09/01/2030	7,500,000	7,623,525

		15,527,841

Total Municipal Government Obligations (Cost $886,805,584)		907,133,171

	Shares	Value
INVESTMENT COMPANIES - 0.1%
U.S. Fixed Income Funds - 0.1%
Pioneer Municipal High Income Advantage Trust	22,558	314,684
Pioneer Municipal High Income Trust	18,000	253,260

Total Investment Companies (Cost $545,651)		567,944

	Principal	Value
REPURCHASE AGREEMENT - 14.4%

State Street Bank & Trust Co. 0.03% (G), dated 04/29/2016, to be repurchased at $139,657,834 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $142,454,700.

	$ 139,657,485	$ 139,657,485

Total Repurchase Agreement (Cost $139,657,485)		139,657,485

Total Investments (Cost $1,027,008,720) (H)		1,047,358,600
Net Other Assets (Liabilities) - (7.7)%		(74,786,839)

Net Assets - 100.0%		$ 972,571,761

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$907,133,171	$—	$907,133,171
Investment Companies	567,944	—	—	567,944
Repurchase Agreement	—	139,657,485	—	139,657,485

Total Investments	$567,944	$1,046,790,656	$—	$1,047,358,600

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $18,320,569, representing 1.9% of the Fund’s net assets.
(C)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(D)	Restricted securities held by the Fund as of April 30, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	La Paz County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 02/15/2021	04/28/2016	$554,290	$555,945	0.1%

Municipal Government Obligations	La Paz County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 02/15/2026	04/28/2016	1,880,342	1,895,227	0.1

Municipal Government Obligations	La Paz County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 02/15/2036	04/28/2016	1,897,745	1,914,080	0.2

Municipal Government Obligations	Miami-Dade County Industrial Development Authority, Revenue Bonds, 5.00%, 09/15/2034	07/24/2014	129,665	140,227	0.0	(E)

Municipal Government Obligations	Palm Beach County School District, Certificate of Participation, Series A, 5.00%, 08/01/2032	03/31/2016	101,344	101,145	0.0	(E)

Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	499,875	514,775	0.1

Municipal Government Obligations	Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020	07/09/2015	348,619	359,073	0.0	(E)

Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	04/08/2016	250,010	249,618	0.0	(E)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Muni

(formerly, Transamerica Enhanced Muni)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.75%, 04/01/2026	04/08/2016	$500,010	$498,725	0.1%

Municipal Government Obligations	Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	09/04/2014	718,870	751,445	0.1

Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 4.25%, 04/01/2025	06/19/2015	200,007	205,306	0.0	(E)

Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035	12/10/2015	785,006	831,574	0.1

Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	10/08/2015	730,010	743,724	0.1

Municipal Government Obligations	County of Gilliam, Revenue Bonds, 1.50%, 10/01/2018	03/02/2016	99,760	101,001	0.0	(E)

Total			$8,695,553	$8,861,865	0.9%

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $14,693,840, representing 1.5% of the Fund’s net assets.
(G)	Rate disclosed reflects the yield at April 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $1,027,008,720. Aggregate gross unrealized appreciation and depreciation for all securities is $20,958,199 and $608,319, respectively. Net unrealized appreciation for tax purposes is $20,349,880.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
MBIA	National Public Finance Guarantee Corp. (formerly Municipal Bond Insurance Association)
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Australia - 4.3%
Asciano, Ltd.	2,699,233	$ 18,122,352
BHP Billiton PLC, ADR (A)	482,869	13,312,698
Challenger, Ltd.	5,919,484	40,327,875
Sonic Healthcare, Ltd.	1,592,700	23,517,800
South32, Ltd. (B)	15,278,100	19,283,725

		114,564,450

Belgium - 1.2%
Groupe Bruxelles Lambert SA (A)	359,420	31,743,161

Denmark - 0.6%
Carlsberg A/S, Class B (A)	152,728	14,874,044

France - 9.9%
Arkema SA	350,794	27,988,840
Bollore SA	3,923,500	15,544,414
Engie SA (A)	2,685,000	44,272,229
Rexel SA	2,144,300	32,484,037
Sanofi (A)	560,600	46,288,509
TOTAL SA	517,200	26,016,228
Veolia Environnement SA (A)	1,770,386	43,493,173
Vivendi SA (A)	1,522,424	29,216,907

		265,304,337

Germany - 8.6%
Allianz SE, Class A	167,300	28,399,798
Bayer AG	317,165	36,589,369
Merck KGaA	223,100	20,965,663
METRO AG	891,200	28,318,013
SAP SE	433,747	33,931,960
Siemens AG, Class A	381,300	39,783,695
Talanx AG	624,951	20,734,521
TUI AG	1,483,372	21,486,477

		230,209,496

Hong Kong - 4.1%
Cheung Kong Property Holdings, Ltd.	3,919,000	26,903,370
CK Hutchison Holdings, Ltd.	2,471,200	29,612,092
CLP Holdings, Ltd.	568,200	5,255,753
First Pacific Co., Ltd.	11,815,012	7,493,955
Guangdong Investment, Ltd.	20,990,100	29,765,899
Noble Group, Ltd. (A) (B)	34,084,200	11,658,350

		110,689,419

Ireland - 2.2%
DCC PLC	171,300	15,167,886
Ryanair Holdings PLC, ADR	172,912	13,997,227
Smurfit Kappa Group PLC, Class B	1,115,600	29,572,232

		58,737,345

Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	883,000	48,079,350

Italy - 4.6%
Azimut Holding SpA	1,001,686	25,210,642
Davide Campari (B) (C)	981,841	9,477,490
Davide Campari-Milano SpA	534,648	5,160,837
Eni SpA, Class B	1,864,900	30,322,744
Mediobanca SpA	3,561,592	29,261,102
Prysmian SpA (A)	956,049	22,540,373

		121,973,188

	Shares	Value
COMMON STOCKS (continued)
Japan - 23.9%
Astellas Pharma, Inc.	1,977,600	$ 26,663,153
Bridgestone Corp.	479,700	17,656,513
Coca-Cola East Japan Co., Ltd.	1,576,200	28,877,400
Daiwa Securities Group, Inc. (A)	5,338,500	31,090,478
Denka Co., Ltd.	4,262,300	17,942,412
Electric Power Development Co., Ltd.	744,300	22,431,754
FamilyMart Co., Ltd.	454,000	23,959,668
FANUC Corp. (A)	172,600	25,496,804
FUJIFILM Holdings Corp.	552,500	22,679,162
Hitachi, Ltd. (A)	8,632,800	39,557,435
Japan Airlines Co., Ltd.	756,800	27,240,482
Komatsu, Ltd. (A)	898,600	15,433,377
Kuraray Co., Ltd.	2,107,200	26,715,159
Mitsubishi Corp. (A)	918,600	15,440,382
Mitsubishi Heavy Industries, Ltd. (A)	5,628,800	20,008,189
MS&AD Insurance Group Holdings, Inc.	1,222,500	32,288,029
NEC Corp.	12,222,800	29,747,526
Nippon Telegraph & Telephone Corp.	462,400	20,692,543
ORIX Corp.	2,619,200	37,048,400
Resona Holdings, Inc.	5,586,300	19,749,042
SoftBank Group Corp. (A)	745,000	40,059,019
Sony Corp. (A)	1,504,400	36,438,977
Square Enix Holdings Co., Ltd.	257,400	6,589,389
Sumitomo Mitsui Financial Group, Inc. (A)	1,003,200	30,187,983
Toyota Motor Corp.	454,800	23,053,678

		637,046,954

Macau - 0.5%
MGM China Holdings, Ltd.	9,612,200	13,630,987

Mexico - 0.9%
Grupo Televisa SAB, ADR	846,671	24,748,193

Netherlands - 6.2%
Akzo Nobel NV	370,794	26,277,121
Boskalis Westminster	465,600	19,408,797
Delta Lloyd NV (A)	4,924,758	25,116,534
Heineken Holding NV, Class A	454,600	37,525,723
Koninklijke Philips NV	1,749,356	48,074,419
Steinhoff International Holdings NV	1,539,137	9,618,491

		166,021,085

Republic of Korea - 1.7%
Samsung Electronics Co., Ltd.	22,000	24,038,968
SK Telecom Co., Ltd.	117,750	21,288,836

		45,327,804

Singapore - 1.4%
DBS Group Holdings, Ltd.	3,175,800	36,083,001

Spain - 1.3%
Aena SA (B) (D)	252,400	35,996,285

Sweden - 3.2%
Investor AB, Class B	1,000,291	36,708,498
Svenska Cellulosa AB SCA, Class B	506,380	15,947,238
Telefonaktiebolaget LM Ericsson, Class B (A)	3,981,355	32,225,850

		84,881,586

Switzerland - 4.8%
GAM Holding AG (B)	1,200,900	15,648,129
Nestle SA	558,762	41,646,495
Novartis AG	507,300	38,709,851

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG	1,883,900	$ 32,599,541

		128,604,016

United Kingdom - 14.0%
Aviva PLC	4,675,626	29,540,683
Barclays PLC	6,525,900	16,353,082
GKN PLC	8,834,630	35,976,624
HSBC Holdings PLC	4,138,600	27,637,262
IG Group Holdings PLC	1,689,032	19,077,104
Imperial Brands PLC	536,200	29,133,299
Inchcape PLC	2,117,300	20,959,782
Johnson Matthey PLC	499,473	21,069,483
Kingfisher PLC	5,174,901	27,515,612
National Grid PLC, Class B	2,145,046	30,552,532
Savills PLC	493,491	5,350,301
Sky PLC	1,916,200	26,276,662
UBM PLC	2,755,180	22,906,425
Unilever PLC	733,658	32,743,784
Vodafone Group PLC	9,140,520	29,275,649

		374,368,284

United States - 1.3%
Flextronics International, Ltd. (B)	2,864,797	34,807,284

Total Common Stocks (Cost $2,659,809,796)		2,577,690,269

PREFERRED STOCKS - 1.1%
Germany - 0.4%
Porsche Automobil Holding SE 4.34% (E)	182,140	10,163,103

	Shares	Value
PREFERRED STOCKS (continued)
Republic of Korea - 0.7%
Hyundai Motor Co. 6.38% (E)	228,630	$ 19,544,113

Total Preferred Stocks (Cost $37,227,100)		29,707,216

SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (E)	206,892,738	206,892,738

Total Securities Lending Collateral (Cost $206,892,738)		206,892,738

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (E), dated 04/29/2016, to be repurchased at $57,443,965 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $58,594,363.	$ 57,443,822	57,443,822

Total Repurchase Agreement (Cost $57,443,822)		57,443,822

Total Investments (Cost $2,961,373,456) (F)		2,871,734,045
Net Other Assets (Liabilities) - (7.5)%		(200,919,967)

Net Assets - 100.0%		$ 2,670,814,078

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.6%	$217,295,895
Diversified Financial Services	6.0	172,398,993
Insurance	4.7	136,079,565
Capital Markets	4.7	133,809,892
Industrial Conglomerates	4.6	132,638,092
Banks	4.5	130,010,370
Chemicals	4.2	119,993,015
Multi-Utilities	4.1	118,317,934
Media	3.6	103,148,187
Beverages	3.3	95,915,494
Wireless Telecommunication Services	3.2	90,623,504
Technology Hardware, Storage & Peripherals	2.7	76,465,656
Electronic Equipment, Instruments & Components	2.6	74,364,719
Machinery	2.1	60,938,370
Trading Companies & Distributors	2.1	59,582,769
Oil, Gas & Consumable Fuels	2.0	56,338,972
Auto Components	1.9	53,633,137
Automobiles	1.8	52,760,894
Food & Staples Retailing	1.8	52,277,681
Household Durables	1.6	46,057,468
Food Products	1.5	41,646,495
Airlines	1.4	41,237,709
Software	1.4	40,521,349
Transportation Infrastructure	1.3	35,996,285
Hotels, Restaurants & Leisure	1.2	35,117,464

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Personal Products	1.1%	$32,743,784
Metals & Mining	1.1	32,596,423
Real Estate Management & Development	1.1	32,253,671
Communications Equipment	1.1	32,225,850
Water Utilities	1.0	29,765,899
Containers & Packaging	1.0	29,572,232
Tobacco	1.0	29,133,299
Specialty Retail	1.0	27,515,612
Health Care Providers & Services	0.8	23,517,800
Electrical Equipment	0.8	22,540,373
Independent Power & Renewable Electricity Producers	0.8	22,431,754
Distributors	0.7	20,959,782
Diversified Telecommunication Services	0.7	20,692,543
Construction & Engineering	0.7	19,408,797
Road & Rail	0.6	18,122,352
Household Products	0.6	15,947,238
Air Freight & Logistics	0.6	15,544,414
Electric Utilities	0.2	5,255,753

Investments, at Value	90.8	2,607,397,485
Short-Term Investments	9.2	264,336,560

Total Investments	100.0%	$2,871,734,045

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$134,944,752	$2,442,745,517	$—	$2,577,690,269
Preferred Stocks	—	29,707,216	—	29,707,216
Securities Lending Collateral	206,892,738	—	—	206,892,738
Repurchase Agreement	—	57,443,822	—	57,443,822

Total Investments	$341,837,490	$2,529,896,555	$—	$2,871,734,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $196,279,706. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $9,477,490, representing 0.4% of the Fund’s net assets.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $35,996,285, representing 1.3% of the Fund’s net assets.
(E)	Rate disclosed reflects the yield at April 30, 2016.
(F)	Aggregate cost for federal income tax purposes is $2,961,373,456. Aggregate gross unrealized appreciation and depreciation for all securities is $135,382,234 and $225,021,645, respectively. Net unrealized depreciation for tax purposes is $89,639,411.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 3.1%
Bentham IMF, Ltd. (A)	2,912,549	$ 2,967,505
FlexiGroup, Ltd. (A)	3,405,526	6,188,645
Pact Group Holdings, Ltd.	2,105,690	8,293,497
Senex Energy, Ltd. (A) (B)	13,285,100	2,828,371
STW Communications Group, Ltd. (A)	8,597,011	6,994,308

		27,272,326

Belgium - 2.9%
Barco NV	160,170	11,185,732
D’ieteren SA	329,051	14,568,198

		25,753,930

Canada - 0.1%
Newalta Corp. (A)	503,800	758,892

Denmark - 1.7%
NKT Holding A/S	97,400	5,549,059
Schouw & Co.	167,000	9,763,528

		15,312,587

Finland - 3.1%
Kesko OYJ, Class B (A)	285,400	11,401,961
Raisio OYJ, V Shares	192,241	946,540
Ramirent OYJ	1,149,235	8,027,185
Tieto OYJ	268,100	7,039,235

		27,414,921

France - 2.3%
Rothschild & Co.	463,900	11,606,477
Sopra Steria Group	75,700	8,798,052

		20,404,529

Germany - 4.0%
Bertrandt AG (A)	46,009	5,313,043
Gerresheimer AG	126,600	9,413,922
Rhoen-Klinikum AG	353,656	10,988,425
SAF-Holland SA	845,200	9,948,949

		35,664,339

Hong Kong - 4.6%
AMVIG Holdings, Ltd.	4,638,000	1,913,342
First Pacific Co., Ltd.	17,978,150	11,403,073
Kerry Logistics Network, Ltd.	6,724,800	9,501,709
Midland Holdings, Ltd. (B)	9,486,000	3,020,591
Newocean Energy Holdings, Ltd.	10,513,120	3,605,164
Pacific Textiles Holdings, Ltd.	6,410,300	8,247,469
Shun Tak Holdings, Ltd.	9,006,000	3,007,070

		40,698,418

Ireland - 1.9%
Smurfit Kappa Group PLC, Class B	619,011	16,408,692

Italy - 5.3%
ASTM SpA	747,900	9,839,843
Danieli & C Officine Meccaniche SpA, Class B	541,590	8,806,100
Davide Campari (B) (C)	1,158,000	11,177,913
Davide Campari-Milano SpA	200,100	1,931,520
Prysmian SpA	653,200	15,400,227

		47,155,603

Japan - 30.7%
Aida Engineering, Ltd.	1,132,800	10,334,926
Air Water, Inc.	652,500	9,802,404

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Chugoku Marine Paints, Ltd.	1,383,700	$ 9,802,452
Coca-Cola East Japan Co., Ltd. (A)	604,100	11,067,655
DA Consortium, Inc. (A)	318,200	2,375,141
Daiichikosho Co., Ltd. (A)	197,800	8,292,125
Denka Co., Ltd.	5,036,700	21,202,296
Dynam Japan Holdings Co., Ltd.	5,285,900	7,373,234
Eiken Chemical Co., Ltd. (A)	192,700	3,528,120
Electric Power Development Co., Ltd.	300,000	9,041,416
Hakuhodo DY Holdings, Inc.	1,089,300	12,280,328
Hikari Tsushin, Inc.	206,400	15,459,818
HIS Co., Ltd.	228,000	5,631,267
Kaken Pharmaceutical Co., Ltd.	169,900	9,282,170
Kintetsu World Express, Inc. (A)	813,700	10,646,510
Kumiai Chemical Industry Co., Ltd. (A)	1,233,200	10,521,242
Miraca Holdings, Inc.	133,400	5,669,115
Nakanishi, Inc.	283,300	9,284,973
Rohto Pharmaceutical Co., Ltd. (A)	862,600	14,682,708
Ryohin Keikaku Co., Ltd. (A)	37,200	8,286,806
Sanwa Holdings Corp.	2,312,200	17,940,167
SKY Perfect JSAT Holdings, Inc.	2,511,700	13,370,593
Sogo Medical Co., Ltd.	290,800	8,433,049
Square Enix Holdings Co., Ltd.	268,100	6,863,307
Toho Holdings Co., Ltd. (A)	197,300	4,564,539
Token Corp. (A)	107,000	8,380,125
Wakita & Co., Ltd.	493,200	3,422,177
Welcia Holdings Co., Ltd.	273,100	14,425,815

		271,964,478

Mexico - 0.6%
Credito Real SAB de CV SOFOM ENR	2,447,678	5,384,859

Netherlands - 3.5%
BinckBank NV	1,209,044	7,117,284
Boskalis Westminster	234,700	9,783,601
Delta Lloyd NV (A)	2,814,100	14,352,064

		31,252,949

New Zealand - 1.0%
Air New Zealand, Ltd.	5,290,702	9,087,811

Norway - 0.6%
ABG Sundal Collier Holding ASA	7,280,060	5,081,309

Philippines - 0.4%
Alliance Global Group, Inc.	11,612,000	3,591,021

Portugal - 1.0%
CTT-Correios de Portugal SA	971,000	8,970,357

Republic of Korea - 2.3%
Eugene Technology Co., Ltd.	495,759	6,243,761
Interpark Holdings Corp.	930,800	7,197,076
Value Added Technologies Co., Ltd.	200,600	6,778,217

		20,219,054

Singapore - 1.5%
ARA Asset Management, Ltd. (A)	8,862,940	7,809,484
CWT, Ltd. (A)	3,366,300	5,181,426

		12,990,910

Spain - 1.6%
Cia de Distribucion Integral Logista Holdings SA	626,300	13,797,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 3.0%
Cloetta AB, Class B	4,955,400	$ 16,661,059
Dios Fastigheter AB	1,360,454	9,952,950

		26,614,009

Switzerland - 3.2%
GAM Holding AG (B)	1,377,590	17,950,459
Gategroup Holding AG, Class A (B)	99,600	5,487,189
Swissquote Group Holding SA (A)	210,376	5,219,377

		28,657,025

United Kingdom - 19.8%
Berendsen PLC	455,251	7,849,247
BGEO Group PLC	129,800	4,343,154
Cineworld Group PLC	593,569	4,492,582
IG Group Holdings PLC	1,465,600	16,553,508
Inchcape PLC	1,115,900	11,046,626
Inmarsat PLC	714,800	9,707,983
Intermediate Capital Group PLC	1,434,227	12,867,120
International Personal Finance PLC	1,979,900	7,741,488
Ithaca Energy, Inc. (B)	5,370,200	3,509,655
Lancashire Holdings, Ltd. (A)	1,399,700	11,238,225
Northgate PLC	2,146,506	12,648,977
Pendragon PLC	15,627,000	7,763,358
Rentokil Initial PLC	5,666,600	14,580,654
Savills PLC	1,284,100	13,921,878

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Stock Spirits Group PLC	3,611,691	$ 8,509,526
Thomas Cook Group PLC (B)	4,379,600	5,647,344
UBM PLC	2,768,360	23,016,003

		175,437,328

Total Common Stocks (Cost $926,461,005)		869,893,218

PREFERRED STOCK - 1.0%
Germany - 1.0%
Sartorius AG 0.71%(A) (D)	35,850	8,844,235

Total Preferred Stock (Cost $3,983,894)		8,844,235

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (D)	36,477,929	36,477,929

Total Securities Lending Collateral (Cost $36,477,929)		36,477,929

Total Investments (Cost $966,922,828) (E)		915,215,382
Net Other Assets (Liabilities) - (3.3)%		(29,422,016)

Net Assets - 100.0%		$ 885,793,366

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	7.7%	$70,821,080
Capital Markets	7.4	67,651,510
Chemicals	5.6	51,328,394
Air Freight & Logistics	5.3	48,097,873
Food & Staples Retailing	3.7	34,260,825
Beverages	3.6	32,686,614
Diversified Financial Services	3.4	30,924,086
Health Care Equipment & Supplies	3.1	28,435,545
Commercial Services & Supplies	3.0	27,917,090
Food Products	3.0	27,371,127
Real Estate Management & Development	2.9	26,895,419
Containers & Packaging	2.9	26,615,531
Distributors	2.8	25,614,824
Insurance	2.8	25,590,289
Machinery	2.7	24,690,085
Pharmaceuticals	2.6	23,964,878
Specialty Retail	2.5	23,223,176
Health Care Providers & Services	2.3	21,222,079
Consumer Finance	2.1	19,314,992
Hotels, Restaurants & Leisure	2.0	18,651,845
Building Products	2.0	17,940,167
IT Services	1.7	15,837,287
Electrical Equipment	1.7	15,400,227
Road & Rail	1.4	12,648,977
Trading Companies & Distributors	1.3	11,449,362
Electronic Equipment, Instruments & Components	1.2	11,185,732
Auto Components	1.1	9,948,949
Oil, Gas & Consumable Fuels	1.1	9,943,190

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Transportation Infrastructure	1.1%	$9,839,843
Construction & Engineering	1.1	9,783,601
Diversified Telecommunication Services	1.1	9,707,983
Life Sciences Tools & Services	1.0	9,413,922
Airlines	1.0	9,087,811
Independent Power & Renewable Electricity Producers	1.0	9,041,416
Household Durables	0.9	8,380,125
Multiline Retail	0.9	8,286,806
Textiles, Apparel & Luxury Goods	0.9	8,247,469
Internet & Catalog Retail	0.8	7,197,076
Software	0.7	6,863,307
Industrial Conglomerates	0.7	6,598,091
Semiconductors & Semiconductor Equipment	0.7	6,243,761
Professional Services	0.6	5,313,043
Banks	0.5	4,343,154
Energy Equipment & Services	0.1	758,892

Investments, at Value	96.0	878,737,453
Short-Term Investments	4.0	36,477,929

Total Investments	100.0%	$915,215,382

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,653,406	$860,239,812	$—	$869,893,218
Preferred Stock	—	8,844,235	—	8,844,235
Securities Lending Collateral	36,477,929	—	—	36,477,929

Total Investments	$46,131,335	$869,084,047	$—	$915,215,382

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $34,516,317. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $11,177,913, representing 1.3% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at April 30, 2016.
(E)	Aggregate cost for federal income tax purposes is $966,922,828. Aggregate gross unrealized appreciation and depreciation for all securities is $72,357,540 and $124,064,986, respectively. Net unrealized depreciation for tax purposes is $51,707,446.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Auto Components - 0.8%
Metaldyne Performance Group, Inc. (A)	931,275	$ 14,835,211

Banks - 12.0%
Citigroup, Inc.	1,829,481	84,668,381
Comerica, Inc., Class A (B)	1,307,619	58,058,283
JPMorgan Chase & Co.	1,405,805	88,846,876

		231,573,540

Beverages - 3.1%
Cott Corp. (A)	4,556,690	60,421,709

Biotechnology - 1.0%
Gilead Sciences, Inc.	221,830	19,567,624

Capital Markets - 2.4%
Morgan Stanley	1,669,632	45,180,242

Chemicals - 5.8%
Dow Chemical Co.	2,138,303	112,496,121

Communications Equipment - 0.9%
Nokia OYJ, ADR	2,916,860	17,121,968

Consumer Finance - 8.0%
Discover Financial Services	1,304,461	73,402,020
Synchrony Financial (C)	2,637,410	80,625,624

		154,027,644

Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	993,200	50,593,608

Electrical Equipment - 3.1%
Eaton Corp. PLC	929,524	58,810,984

Electronic Equipment, Instruments & Components - 5.2%
Corning, Inc.	5,402,796	100,870,201

Food & Staples Retailing - 3.1%
Wal-Mart Stores, Inc. (B)	901,221	60,264,648

Food Products - 5.9%
Nestle SA, ADR	339,452	25,312,936
Pinnacle Foods, Inc.	2,052,134	87,400,387

		112,713,323

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.	273,588	34,606,146

Household Durables - 1.4%
Whirlpool Corp. (B)	157,945	27,504,542

Insurance - 6.4%
Chubb, Ltd.	648,785	76,465,800
MetLife, Inc.	1,022,545	46,116,780

		122,582,580

Life Sciences Tools & Services - 2.5%
Bio-Rad Laboratories, Inc., Class A (B) (C)	305,015	43,266,378
Fluidigm Corp. (A) (B) (C)	552,816	5,295,977

		48,562,355

Machinery - 3.8%
Ingersoll-Rand PLC	849,536	55,678,589
Milacron Holdings Corp. (A) (B) (C)	1,055,323	18,077,683

		73,756,272

Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.	454,125	46,402,493
Hess Corp. (B)	782,531	46,654,498
Occidental Petroleum Corp.	1,311,425	100,520,726

		193,577,717

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.6%
Cempra, Inc. (A) (B) (C)	790,605	$ 13,384,943
Pfizer, Inc.	2,307,059	75,463,900

		88,848,843

Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc., Class A	1,758,165	35,989,638
Intel Corp.	940,405	28,475,463

		64,465,101

Specialty Retail - 0.7%
Gap, Inc., Class A	602,660	13,969,659

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	345,378	32,375,734
EMC Corp.	4,079,264	106,509,583

		138,885,317

Trading Companies & Distributors - 0.4%
Univar, Inc. (B) (C)	394,101	6,857,357

Total Common Stocks (Cost $1,717,499,963)		1,852,092,712

MASTER LIMITED PARTNERSHIP - 2.0%
Capital Markets - 2.0%
KKR & Co., LP	2,832,196	38,517,866

Total Master Limited Partnership (Cost $39,743,794)		38,517,866

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (D)	50,676,451	50,676,451

Total Securities Lending Collateral (Cost $50,676,451)		50,676,451

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.03% (D), dated 04/29/2016, to be repurchased at $100,564,987 on 05/02/2016. Collateralized by U.S. Government Obligations, 1.63% - 2.63%, due 11/15/2020 -11/30/2020, and with a total value of $102,576,338.	$ 100,564,736	100,564,736

Total Repurchase Agreement (Cost $100,564,736)		100,564,736

Total Investments (Cost $1,908,484,944) (E)		2,041,851,765
Net Other Assets (Liabilities) - (5.8)%		(112,297,814)

Net Assets - 100.0%		$ 1,929,553,951

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,852,092,712	$—	$—	$1,852,092,712
Master Limited Partnership	38,517,866	—	—	38,517,866
Securities Lending Collateral	50,676,451	—	—	50,676,451
Repurchase Agreement	—	100,564,736	—	100,564,736

Total Investments	$1,941,287,029	$100,564,736	$—	$2,041,851,765

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $112,015,523, representing 5.8% of the Fund’s net assets.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $49,282,622. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2016.
(E)	Aggregate cost for federal income tax purposes is $1,908,484,944. Aggregate gross unrealized appreciation and depreciation for all securities is $145,812,570 and $12,445,749, respectively. Net unrealized appreciation for tax purposes is $133,366,821.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.0%
B/E Aerospace, Inc. (A)	216,069	$ 10,507,436
Spirit Aerosystems Holdings, Inc., Class A (B)	208,034	9,808,803

		20,316,239

Airlines - 2.4%
JetBlue Airways Corp. (B)	617,551	12,221,334

Banks - 5.3%
CIT Group, Inc.	314,354	10,867,218
First Republic Bank, Class A	116,230	8,173,294
SVB Financial Group (B)	75,419	7,864,693

		26,905,205

Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc. (B)	137,429	11,637,488

Chemicals - 2.3%
RPM International, Inc.	231,374	11,691,328

Communications Equipment - 4.8%
F5 Networks, Inc., Class B (B)	130,399	13,659,295
Motorola Solutions, Inc.	140,163	10,538,856

		24,198,151

Construction Materials - 2.1%
Eagle Materials, Inc.	145,926	10,816,035

Consumer Finance - 4.9%
Ally Financial, Inc. (B)	633,861	11,289,065
Discover Financial Services	242,338	13,636,359

		24,925,424

Diversified Consumer Services - 3.0%
ServiceMaster Global Holdings, Inc. (B)	392,386	15,036,231

Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (B)	192,327	10,051,009

Food Products - 3.0%
WhiteWave Foods Co., Class A (A) (B)	380,413	15,296,407

Health Care Equipment & Supplies - 5.5%
Align Technology, Inc. (B)	161,114	11,630,820
Boston Scientific Corp. (B)	534,371	11,713,412
DexCom, Inc. (B)	73,927	4,759,420

		28,103,652

Health Care Providers & Services - 9.5%
Cardinal Health, Inc.	113,446	8,900,973
Laboratory Corp. of America Holdings (B)	105,769	13,254,971
Team Health Holdings, Inc. (A) (B)	284,739	11,910,632
Universal Health Services, Inc., Class B	106,288	14,208,580

		48,275,156

Hotels, Restaurants & Leisure - 3.0%
Wyndham Worldwide Corp.	216,986	15,395,157

Household Durables - 1.9%
Whirlpool Corp.	56,144	9,776,916

Insurance - 2.2%
Hartford Financial Services Group, Inc.	245,183	10,881,222

Internet Software & Services - 2.3%
IAC/InterActiveCorp	255,379	11,834,263

IT Services - 3.3%
Sabre Corp.	574,853	16,641,994

Life Sciences Tools & Services - 2.6%
Bio-Techne Corp.	139,472	12,996,001

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.1%
Ingersoll-Rand PLC	165,175	$ 10,825,569

Media - 2.5%
Starz, Class A (B)	474,279	12,905,132

Multiline Retail - 3.3%
Dollar General Corp.	204,203	16,726,268

Oil, Gas & Consumable Fuels - 3.8%
EQT Corp.	272,493	19,101,759

Pharmaceuticals - 2.6%
Mylan NV (B)	317,376	13,237,753

Professional Services - 2.4%
Equifax, Inc.	103,079	12,395,250

Semiconductors & Semiconductor Equipment - 4.1%
NXP Semiconductors NV (B)	144,573	12,329,185
Skyworks Solutions, Inc.	128,856	8,610,158

		20,939,343

Software - 2.4%
Fortinet, Inc. (B)	380,776	12,379,028

Specialty Retail - 4.1%
Foot Locker, Inc. (A)	230,831	14,182,257
Signet Jewelers, Ltd.	59,192	6,425,883

		20,608,140

Textiles, Apparel & Luxury Goods - 2.3%
Gildan Activewear, Inc., Class A	375,350	11,658,371

Trading Companies & Distributors - 3.7%
Air Lease Corp., Class A (A)	608,471	18,546,196

Total Common Stocks (Cost $519,477,239)		506,322,021

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	41,327,085	41,327,085

Total Securities Lending Collateral (Cost $41,327,085)		41,327,085

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $2,029,169 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $2,070,563.	$ 2,029,164	2,029,164

Total Repurchase Agreement (Cost $2,029,164)		2,029,164

Total Investments (Cost $562,833,488) (D)		549,678,270
Net Other Assets (Liabilities) - (8.2)%		(41,601,189)

Net Assets - 100.0%		$ 508,077,081

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$506,322,021	$—	$—	$506,322,021
Securities Lending Collateral	41,327,085	—	—	41,327,085
Repurchase Agreement	—	2,029,164	—	2,029,164

Total Investments	$547,649,106	$2,029,164	$—	$549,678,270

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $40,362,453. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $562,833,488. Aggregate gross unrealized appreciation and depreciation for all securities is $20,517,411 and $33,672,629, respectively. Net unrealized depreciation for tax purposes is $13,155,218.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Aerospace & Defense - 0.9%
BWX Technologies, Inc.	282,700	$ 9,439,353

Airlines - 2.1%
Alaska Air Group, Inc.	99,400	7,000,742
Copa Holdings SA, Class A (A)	220,600	14,063,250

		21,063,992

Banks - 2.9%
CIT Group, Inc.	518,800	17,934,916
First Republic Bank, Class A	167,000	11,743,440

		29,678,356

Beverages - 0.5%
Molson Coors Brewing Co., Class B	53,400	5,106,642

Biotechnology - 0.9%
United Therapeutics Corp. (A) (B)	87,700	9,226,040

Communications Equipment - 2.5%
ARRIS International PLC (B)	696,900	15,868,413
EchoStar Corp., Class A (B)	252,200	10,320,024

		26,188,437

Consumer Finance - 1.7%
Navient Corp.	1,240,100	16,952,167

Containers & Packaging - 2.9%
Ball Corp.	59,024	4,213,133
Bemis Co., Inc.	290,400	14,572,272
Rexam PLC, ADR	246,266	11,205,103

		29,990,508

Diversified Consumer Services - 1.3%
H&R Block, Inc.	634,500	12,842,280

Electric Utilities - 7.0%
Alliant Energy Corp.	348,700	24,590,324
PPL Corp.	766,550	28,852,942
Westar Energy, Inc., Class A	90,900	4,691,349
Xcel Energy, Inc.	348,400	13,946,452

		72,081,067

Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc.	286,200	11,768,544

Energy Equipment & Services - 1.1%
Nabors Industries, Ltd.	1,168,463	11,450,937

Food & Staples Retailing - 3.6%
Casey’s General Stores, Inc.	22,100	2,475,200
Sysco Corp.	321,000	14,788,470
Whole Foods Market, Inc. (A)	671,900	19,538,852

		36,802,522

Food Products - 2.6%
ConAgra Foods, Inc.	271,100	12,080,216
Kellogg Co.	191,700	14,724,477

		26,804,693

Health Care Equipment & Supplies - 1.2%
DENTSPLY SIRONA, Inc.	211,795	12,622,982

Health Care Providers & Services - 5.8%
Cardinal Health, Inc.	196,300	15,401,698
Laboratory Corp. of America Holdings (B)	219,300	27,482,676
MEDNAX, Inc. (B)	240,600	17,152,374

		60,036,748

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.0%
Aramark	313,900	$ 10,518,789

Independent Power & Renewable Electricity Producers - 1.7%
Talen Energy Corp. (B)	1,514,768	17,662,195

Insurance - 14.8%
Alleghany Corp. (B)	41,700	21,737,376
Allstate Corp.	345,600	22,481,280
Assured Guaranty, Ltd.	437,200	11,310,364
Brown & Brown, Inc.	148,000	5,196,280
Fairfax Financial Holdings, Ltd.	30,300	16,298,833
FNF Group	527,724	16,834,396
Loews Corp.	516,300	20,486,784
Progressive Corp.	575,700	18,767,820
Willis Towers Watson PLC	153,219	19,137,053

		152,250,186

Internet & Catalog Retail - 2.1%
Liberty Ventures, Series A (B)	526,500	21,060,000

IT Services - 3.6%
Amdocs, Ltd.	243,400	13,761,836
Computer Sciences Corp.	305,100	10,107,963
Western Union Co. (A)	637,000	12,740,000

		36,609,799

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A (B)	86,600	12,284,210

Media - 8.8%
AMC Networks, Inc., Class A (B)	113,500	7,403,605
Discovery Communications, Inc., Class C (B)	651,000	17,433,780
Liberty Braves Group, Class C (B)	94,960	1,416,803
Liberty Media Group, Class C (B)	141,150	2,540,700
Liberty SiriusXM Group, Class C (B)	564,600	18,078,492
Madison Square Garden Co., Class A (B)	118,666	18,628,189
MSG Networks, Inc., Class A (B)	441,900	7,552,071
News Corp., Class A	221,200	2,747,304
News Corp., Class B (A)	1,151,400	14,922,144

		90,723,088

Multi-Utilities - 4.5%
CMS Energy Corp.	458,700	18,659,916
SCANA Corp.	177,300	12,178,737
WEC Energy Group, Inc.	261,400	15,216,094

		46,054,747

Oil, Gas & Consumable Fuels - 1.3%
Marathon Petroleum Corp.	346,700	13,549,036

Real Estate Investment Trusts - 4.5%
Annaly Capital Management, Inc.	3,240,400	33,764,968
Crown Castle International Corp.	146,000	12,684,480

		46,449,448

Semiconductors & Semiconductor Equipment - 1.1%
Micron Technology, Inc. (B)	1,048,700	11,273,525

Software - 3.8%
CA, Inc.	483,400	14,337,644
Citrix Systems, Inc. (B)	119,800	9,804,432
Synopsys, Inc. (B)	309,200	14,693,184

		38,835,260

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.8%
Abercrombie & Fitch Co., Class A	178,620	$ 4,774,513
Bed Bath & Beyond, Inc. (A) (B)	292,700	13,821,294

		18,595,807

Technology Hardware, Storage & Peripherals - 3.1%
NetApp, Inc.	719,800	17,016,072
Western Digital Corp.	351,400	14,359,961

		31,376,033

Textiles, Apparel & Luxury Goods - 2.4%
Fossil Group, Inc. (A) (B)	325,600	13,186,800
Michael Kors Holdings, Ltd. (B)	225,800	11,664,828

		24,851,628

Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp., Class B (B)	1,204,000	2,721,040

Total Common Stocks (Cost $917,849,066)		966,870,059

SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	39,772,551	39,772,551

Total Securities Lending Collateral (Cost $39,772,551)		39,772,551

	Principal	Value
REPURCHASE AGREEMENT - 6.6%

State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $68,306,815 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $69,673,150.

	$ 68,306,644	$ 68,306,644

Total Repurchase Agreement (Cost $68,306,644)		68,306,644

Total Investments (Cost $1,025,928,261) (D)		1,074,949,254
Net Other Assets (Liabilities) - (4.6)%		(47,698,576)

Net Assets - 100.0%		$ 1,027,250,678

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$966,870,059	$—	$—	$966,870,059
Securities Lending Collateral	39,772,551	—	—	39,772,551
Repurchase Agreement	—	68,306,644	—	68,306,644

Total Investments	$1,006,642,610	$68,306,644	$—	$1,074,949,254

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $38,877,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $1,025,928,261. Aggregate gross unrealized appreciation and depreciation for all securities is $85,499,095 and $36,478,102, respectively. Net unrealized appreciation for tax purposes is $49,020,993.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 43.6%
Independent Power & Renewable Electricity Producers - 1.9%
NRG Yield, Inc., Class C (A)	691,095	$ 11,181,917

Oil, Gas & Consumable Fuels - 34.9%
Cheniere Energy Partners, LP Holdings LLC	323,800	6,307,624
Cheniere Energy, Inc. (A) (B)	157,500	6,123,600
Enbridge Energy Management LLC (A) (B)	973,838	20,635,627
Enbridge, Inc.	740,201	30,747,950
GasLog, Ltd. (A)	400,000	5,124,000
Kinder Morgan, Inc.	701,092	12,451,394
ONEOK, Inc. (A)	937,700	33,897,855
Plains GP Holdings, LP, Class A	1,656,800	16,402,320
SemGroup Corp., Class A	80,000	2,452,800
Spectra Energy Corp.	1,188,300	37,158,141
Targa Resources Corp.	294,900	11,931,654
TransCanada Corp.	646,500	26,823,285
Williams Cos., Inc.	186,800	3,622,052

		213,678,302

Real Estate Investment Trusts - 1.5%
InfraREIT, Inc.	543,790	9,016,038

Transportation Infrastructure - 5.3%
Macquarie Infrastructure Corp. (A)	462,200	32,534,258

Total Common Stocks (Cost $300,206,317)		266,410,515

CONVERTIBLE PREFERRED STOCKS - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. 7.50% (A)	177,080	6,721,957
Kinder Morgan, Inc. Series A, 9.75% (A)	195,000	8,611,200

Total Convertible Preferred Stocks (Cost $15,757,712)		15,333,157

MASTER LIMITED PARTNERSHIPS - 37.9%
Independent Power & Renewable Electricity Producers - 0.7%
8Point3 Energy Partners, LP	268,100	4,227,937

Oil, Gas & Consumable Fuels - 37.2%
Buckeye Partners, LP	178,300	12,837,600
Columbia Pipeline Partners, LP	219,300	3,186,429
DCP Midstream Partners, LP	228,600	7,468,362
Dynagas LNG Partners, LP	452,800	7,090,848
Energy Transfer Equity, LP	341,100	4,239,873
Energy Transfer Partners, LP, Class B	134,700	4,772,421
Enterprise Products Partners, LP	680,015	18,149,600
EQT GP Holdings, LP	130,100	3,442,446
EQT Midstream Partners, LP	204,437	16,209,810
GasLog Partners, LP	516,300	9,246,933
Golar LNG Partners, LP	654,396	11,078,924
Hoegh LNG Partners, LP	407,650	7,345,853
KNOT Offshore Partners, LP	391,447	7,515,783
Magellan Midstream Partners, LP	168,400	12,136,588
MPLX, LP	286,381	9,218,604
NuStar Energy, LP	37,900	1,911,676
ONEOK Partners, LP	20,100	712,746
PBF Logistics, LP	41,900	902,945
Phillips 66 Partners, LP	86,200	4,934,088
Shell Midstream Partners, LP	207,605	7,841,241

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners, LP	32,100	$ 1,618,803
Sunoco Logistics Partners, LP	451,960	13,233,389
Tallgrass Energy GP, LP	1,215,630	25,321,573
TC Pipelines, LP	49,600	2,716,592
Valero Energy Partners, LP	72,600	3,462,294
VTTI Energy Partners, LP	778,026	15,560,520
Western Gas Partners, LP	312,000	15,244,320
Williams Partners, LP	16,000	483,680

		227,883,941

Total Master Limited Partnerships (Cost $247,735,218)		232,111,878

	Principal	Value
CORPORATE DEBT SECURITIES - 6.7%
Energy Equipment & Services - 0.0% (C)
DCP Midstream Operating, LP 5.60%, 04/01/2044	$ 150,000	120,750

Oil, Gas & Consumable Fuels - 6.7%
American Eagle Energy Corp. 11.00%, 09/01/2019 (D) (E)	1,900,000	237,500
Canbriam Energy, Inc. 9.75%, 11/15/2019 (D)	1,480,000	1,387,500
DCP Midstream LLC 9.75%, 03/15/2019 (D)	3,500,000	3,745,000
Eclipse Resources Corp. 8.88%, 07/15/2023 (D)	7,822,000	5,553,620
Endeavor Energy Resources, LP / EER Finance, Inc. 8.13%, 09/15/2023 (D)	2,300,000	2,265,500
MEG Energy Corp. 7.00%, 03/31/2024 (D)	4,000,000	3,140,000
ONEOK, Inc.
4.25%, 02/01/2022	3,500,000	3,080,000
7.50%, 09/01/2023 (A)	2,865,000	2,900,813
Rose Rock Midstream, LP / Rose Rock Finance Corp. 5.63%, 11/15/2023	2,700,000	2,133,000
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024 (D)	5,000,000	5,087,500
Williams Cos., Inc.
5.75%, 06/24/2044	10,750,000	8,385,000
8.75%, 03/15/2032	3,000,000	3,030,000

		40,945,433

Total Corporate Debt Securities (Cost $38,545,979)		41,066,183

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (F)	61,202,190	61,202,190

Total Securities Lending Collateral (Cost $61,202,190)		61,202,190

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 10.8%

State Street Bank & Trust Co. 0.03% (F),
dated 04/29/2016, to be repurchased at $66,279,828 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $67,607,700.

	$ 66,279,662	$ 66,279,662

Total Repurchase Agreement (Cost $66,279,662)		66,279,662

Total Investments (Cost $729,727,078) (G)		682,403,585
Net Other Assets (Liabilities) - (11.5)%		(70,307,234)

Net Assets - 100.0%		$ 612,096,351

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$266,410,515	$—	$—	$266,410,515
Convertible Preferred Stocks	15,333,157	—	—	15,333,157
Master Limited Partnerships	232,111,878	—	—	232,111,878
Corporate Debt Securities	—	41,066,183	—	41,066,183
Securities Lending Collateral	61,202,190	—	—	61,202,190
Repurchase Agreement	—	66,279,662	—	66,279,662

Total Investments	$575,057,740	$107,345,845	$—	$682,403,585

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $59,763,263. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $21,416,620, representing 3.5% of the Fund’s net assets.
(E)	Security in default.
(F)	Rate disclosed reflects the yield at April 30, 2016.
(G)	Aggregate cost for federal income tax purposes is $729,727,078. Aggregate gross unrealized appreciation and depreciation for all securities is $20,166,966 and $67,490,459, respectively. Net unrealized depreciation for tax purposes is $47,323,493.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
Federal Farm Credit Banks
0.46% (A), 02/13/2017	$ 640,000	$ 639,852
0.47% (A), 03/29/2017 - 04/17/2017	4,280,000	4,278,549
0.50% (A), 06/22/2017	3,200,000	3,199,630
0.51% (A), 04/20/2017 - 08/01/2017	820,000	820,044
0.55% (A), 11/13/2017	3,200,000	3,200,255
Federal Home Loan Bank 0.55% (A), 08/25/2017 - 10/04/2017	9,100,000	9,103,000

Total U.S. Government Agency Obligations (Cost $21,241,330)		21,241,330

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.2%
Federal Agricultural Mortgage Corp. Discount Notes
0.29% (A), 06/03/2016	6,600,000	6,598,566
0.39% (A), 09/08/2016	760,000	758,838
Federal Farm Credit Banks 0.46% (A), 02/15/2017	6,400,000	6,399,483
Federal Farm Credit Discount Notes 0.45% (A), 11/01/2016 - 11/14/2016	9,450,000	9,425,959
Federal Home Loan Bank
0.36% (A), 07/22/2016	5,100,000	5,100,141
0.37% (A), 08/01/2016	1,000,000	1,000,274
0.37% (A), 09/02/2016 (B)	7,900,000	7,900,000
0.46% (A), 10/12/2016	2,600,000	2,600,991
0.49% (A), 04/19/2017	5,100,000	5,100,000
Federal Home Loan Bank Discount Notes
0.25% (A), 05/26/2016	6,500,000	6,498,639
0.29% (A), 06/03/2016 - 06/30/2016	55,275,000	55,253,082
0.32% (A), 07/06/2016 - 07/11/2016	17,775,000	17,763,412
Federal National Mortgage Association Discount Notes 0.29% (A), 06/29/2016	1,825,000	1,824,179

Total Short-Term U.S. Government Agency Obligations (Cost $126,223,564)		126,223,564

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.7%
U.S. Treasury Bill 0.13% (A), 06/09/2016	6,500,000	6,497,985

Total Short-Term U.S. Government Obligation (Cost $6,497,985)		6,497,985

REPURCHASE AGREEMENTS - 38.8%
Barclays Capital, Inc. 0.28% (A), dated 04/29/2016, to be repurchased at $18,800,439 on 05/02/2016. Collateralized by U.S. Government Agency Obligations, Zero Coupon - 5.96%, due 04/15/2030 - 09/15/2054, and with a total value of $19,176,346.	18,800,000	18,800,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 0.39% (A), dated
04/19/2016, to be repurchased at
$9,201,584 on 06/20/2016. Collateralized by U.S. Government Agency Obligations, Zero Coupon -  6.60%, due 03/18/2027 -
10/25/2031, and with a total value of $9,384,036. (C)

	$ 9,200,000	$ 9,200,000
Goldman Sachs & Co. 0.28% (A), dated 04/29/2016, to be repurchased at $8,000,187 on 05/02/2016. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 05/01/2023 - 12/01/2043, and with a total value of $8,160,001.	8,000,000	8,000,000
ING Financial Markets LLC 0.26% (A), dated 04/29/2016, to be repurchased at $18,000,390 on 05/02/2016. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2042, and with a value of $18,361,301.	18,000,000	18,000,000
Jefferies LLC 0.35% (A), dated 04/29/2016, to be repurchased at $12,000,350 on 05/02/2016. Collateralized by U.S. Government Agency Obligations, 2.52% - 3.50%, due 05/01/2042 - 10/01/2045, and with a total value of $12,240,001.	12,000,000	12,000,000
Nomura Securities International, Inc. 0.32% (A), dated 04/29/2016, to be repurchased at $25,600,683 on 05/02/2016. Collateralized by U.S. Government Agency Obligations, 1.05% - 5.50%, due 04/11/2018 - 02/20/2066, and with a total value of $26,112,001.	25,600,000	25,600,000
State Street Bank & Trust Co. 0.03% (A), dated 04/29/2016, to be repurchased at $372,166 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 10/31/2021, and with a value of $384,800.	372,165	372,165

Total Repurchase Agreements (Cost $91,972,165)		91,972,165

Total Investments (Cost $245,935,044) (D)		245,935,044
Net Other Assets (Liabilities) - (3.7)%		(8,686,506)

Net Assets - 100.0%		$ 237,248,538

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$21,241,330	$—	$21,241,330
Short-Term U.S. Government Agency Obligations	—	126,223,564	—	126,223,564
Short-Term U.S. Government Obligation	—	6,497,985	—	6,497,985
Repurchase Agreements	—	91,972,165	—	91,972,165

Total Investments	$—	$245,935,044	$—	$245,935,044

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2016.
(B)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(C)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $9,200,000, representing 3.9% of the Fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $245,935,044.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Cap Growth

(formerly, Transamerica Growth Opportunities)

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Banks - 3.0%
Wells Fargo & Co.	177,228	$ 8,857,855

Beverages - 2.5%
PepsiCo, Inc.	70,840	7,293,686

Biotechnology - 4.8%
Biogen, Inc. (A)	21,370	5,876,536
Gilead Sciences, Inc.	95,307	8,407,031

		14,283,567

Chemicals - 6.6%
Ecolab, Inc.	91,000	10,463,180
Sherwin-Williams Co.	31,500	9,050,265

		19,513,445

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B (A)	51,648	7,513,751

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	155,490	8,681,007

Food & Staples Retailing - 6.9%
Casey’s General Stores, Inc.	91,896	10,292,352
CVS Health Corp.	99,840	10,033,920

		20,326,272

Health Care Providers & Services - 2.7%
VCA, Inc. (A)	126,000	7,934,220

Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. (A)	43,679	5,838,135

Internet & Catalog Retail - 4.6%
Priceline Group, Inc. (A)	10,200	13,705,332

Internet Software & Services - 5.4%
Alphabet, Inc., Class A (A)	17,391	12,310,741
Dropbox, Inc. (A) (B) (C) (D) (E)	327,298	3,603,551

		15,914,292

IT Services - 13.0%
Cognizant Technology Solutions Corp., Class A (A)	154,500	9,018,165
FleetCor Technologies, Inc. (A)	52,500	8,120,700
MasterCard, Inc., Class A	129,500	12,560,205
MAXIMUS, Inc., Class A	169,118	8,946,342

		38,645,412

Machinery - 5.8%
Cummins, Inc.	56,817	6,649,294
Middleby Corp. (A)	96,250	10,552,850

		17,202,144

Multiline Retail - 3.3%
Dollar Tree, Inc. (A)	120,890	9,636,142

Oil, Gas & Consumable Fuels - 2.9%
Phillips 66	104,743	8,600,448

Pharmaceuticals - 8.1%
Allergan PLC (A)	40,441	8,757,903
Novo Nordisk A/S, ADR	161,781	9,025,762
Perrigo Co. PLC	65,866	6,367,266

		24,150,931

Road & Rail - 3.8%
Union Pacific Corp.	130,500	11,383,515

	Shares	Value
COMMON STOCKS (continued)
Software - 2.4%
Intuit, Inc.	71,705	$ 7,234,318

Specialty Retail - 8.3%
Monro Muffler Brake, Inc.	81,084	5,612,634
TJX Cos., Inc.	149,627	11,344,719
Tractor Supply Co.	81,939	7,756,346

		24,713,699

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	157,670	14,779,986

Trading Companies & Distributors - 2.4%
Fastenal Co. (F)	153,005	7,159,104

Total Common Stocks (Cost $286,993,612)		293,367,261

CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc. 0.00% (A) (B) (C) (D) (E)	34,602	380,968

Total Convertible Preferred Stock (Cost $313,117)		380,968

PREFERRED STOCKS - 0.7%
Internet Software & Services - 0.0% (G)
Peixe Urbano, Inc. 0.00% (A) (B) (C) (D) (E)	50,890	21,883

Software - 0.7%
Palantir Technologies, Inc. Series G, 0.00% (A) (B) (C) (D) (E)	355,382	2,103,861

Total Preferred Stocks (Cost $2,762,814)		2,125,744

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (H)	7,232,883	7,232,883

Total Securities Lending Collateral (Cost $7,232,883)		7,232,883

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (H), dated 04/29/2016, to be repurchased at $1,006,262 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $1,027,613.	$ 1,006,260	1,006,260

Total Repurchase Agreement (Cost $1,006,260)		1,006,260

Total Investments (Cost $298,308,686) (I)		304,113,116
Net Other Assets (Liabilities) - (2.5)%		(7,543,839)

Net Assets - 100.0%		$ 296,569,277

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Cap Growth

(formerly, Transamerica Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$289,763,710	$—	$3,603,551	$293,367,261
Convertible Preferred Stock	—	—	380,968	380,968
Preferred Stocks	—	—	2,125,744	2,125,744
Securities Lending Collateral	7,232,883	—	—	7,232,883
Repurchase Agreement	—	1,006,260	—	1,006,260

Total Investments	$296,996,593	$1,006,260	$6,110,263	$304,113,116

Level 3 Rollforward

Investments	Beginning Balance at October 31, 2015	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2016 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2016 (K)
Common Stocks	$4,925,835	$—	$—	$—	$—	$(1,322,284)	$—	$—	$3,603,551	$(1,322,284)
Convertible Preferred Stock	520,760	—	—	—	—	(139,792)	—	—	380,968	(139,792)
Preferred Stocks	3,540,165	—	—	—	—	(1,414,421)	—	—	2,125,744	(1,414,421)

Total	$8,986,760	$—	$—	$—	$—	$(2,876,497)	$—	$—	$6,110,263	$(2,876,497)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at April 30, 2016	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$ 3,603,551	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$ 19.1012	$ 19.1012	$ 19.1012	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	18% 2.5%	20% 3.5%	19% 3.0%	Decrease Increase
		Market Comparable Companies	Enterprise Value / Revenue Discount for Lack of Marketability	6.5x 20%	16.1x 20%	11.3x 20%	Increase Decrease
Convertible Preferred Stock	$ 380,968	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$ 19.1012	$ 19.1012	$ 19.1012	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	18% 2.5%	20% 3.5%	19% 3.0%	Decrease Increase
		Market Comparable Companies	Enterprise Value / Revenue Discount for Lack of Marketability	6.5x 20%	16.1x 20%	11.3x 20%	Increase Decrease
Preferred Stocks	$ 2,125,744	Merger & Acquisition Transaction	Sale / Merger Scenario	$ 0.43	$ 0.43	$ 0.43	Increase
		Market Transaction Method	Precedent Transaction of Preferred Stock	$ 11.38	$ 11.38	$ 11.38	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	17.0% 2.5%	19.0% 3.5%	18.0% 3.0%	Decrease Increase
		Market Comparable Companies	Enterprise Value / Revenue Discount for Lack of Marketability	6.2x 20%	11.3x 20%	8.8x 20%	Increase Decrease

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Cap Growth

(formerly, Transamerica Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $6,110,263, representing 2.1% of the Fund’s net assets.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $6,110,263, representing 2.1% of the Fund’s net assets.
(E)	Restricted securities held by the Fund as of April 30, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$2,961,752	$3,603,551	1.2%

Convertible Preferred Stock	Dropbox, Inc.	05/25/2012	313,117	380,968	0.2

Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,345	21,883	0.0	(G)

Preferred Stocks	Palantir Technologies, Inc., Series G	07/19/2012	1,087,469	2,103,861	0.7

Total			$6,037,683	$6,110,263	2.1%

(F)	All or a portion of the security is on loan. The total value of all securities on loan is $7,087,468. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at April 30, 2016.
(I)	Aggregate cost for federal income tax purposes is $298,308,686. Aggregate gross unrealized appreciation and depreciation for all securities is $15,001,428 and $9,196,998, respectively. Net unrealized appreciation for tax purposes is $5,804,430.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Total aggregate fair value of Level 3 securities is 2.1% of the Fund’s net assets.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 59.0%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	38,746	$ 4,427,505
L-3 Communications Holdings, Inc.	14,040	1,846,681
Northrop Grumman Corp.	6,737	1,389,574
Textron, Inc.	5,314	205,545
United Technologies Corp.	43,083	4,496,573

		12,365,878

Airlines - 0.4%
Delta Air Lines, Inc.	22,331	930,533
United Continental Holdings, Inc. (A)	32,516	1,489,558

		2,420,091

Auto Components - 0.1%
Johnson Controls, Inc.	5,135	212,589
Magna International, Inc., Class A	4,184	175,812

		388,401

Automobiles - 0.2%
Ford Motor Co.	82,565	1,119,582
General Motors Co.	13,354	424,657

		1,544,239

Banks - 3.1%
Bank of America Corp.	357,204	5,200,890
BB&T Corp.	8,711	308,195
Citigroup, Inc.	118,811	5,498,573
Comerica, Inc., Class A	10,672	473,837
Fifth Third Bancorp	16,267	297,849
KeyCorp	51,852	637,261
SVB Financial Group (A)	3,281	342,143
Wells Fargo & Co.	150,289	7,511,444

		20,270,192

Beverages - 2.1%
Boston Beer Co., Inc., Class A (A)	2,946	459,812
Coca-Cola Co.	70,867	3,174,842
Constellation Brands, Inc., Class A	11,212	1,749,745
Dr. Pepper Snapple Group, Inc.	4,041	367,367
Molson Coors Brewing Co., Class B	26,593	2,543,088
PepsiCo, Inc.	54,971	5,659,814

		13,954,668

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (A)	9,081	1,264,802
Biogen, Inc. (A)	9,986	2,746,050
BioMarin Pharmaceutical, Inc. (A)	5,359	453,800
Celgene Corp. (A)	34,073	3,523,489
Gilead Sciences, Inc.	46,319	4,085,799
Regeneron Pharmaceuticals, Inc., Class A (A)	380	143,150
Vertex Pharmaceuticals, Inc. (A)	12,438	1,049,021

		13,266,111

Building Products - 0.3%
Allegion PLC	13,737	899,087
Masco Corp.	41,595	1,277,382

		2,176,469

Capital Markets - 1.8%
Ameriprise Financial, Inc.	3,242	310,908
Bank of New York Mellon Corp.	9,295	374,031
BlackRock, Inc., Class A	4,350	1,550,036
Charles Schwab Corp.	60,501	1,718,833
Goldman Sachs Group, Inc.	7,228	1,186,187

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Invesco, Ltd.	58,932	$ 1,827,481
Morgan Stanley	101,515	2,746,996
State Street Corp.	22,517	1,402,809
TD Ameritrade Holding Corp. (B)	17,200	513,076

		11,630,357

Chemicals - 1.2%
Axiall Corp.	11,459	269,860
Dow Chemical Co.	40,035	2,106,241
E.I. du Pont de Nemours & Co.	35,984	2,371,705
Eastman Chemical Co.	15,507	1,184,425
Monsanto Co.	1,956	183,238
Mosaic Co. (B)	57,500	1,609,425

		7,724,894

Communications Equipment - 0.3%
Cisco Systems, Inc.	72,948	2,005,341

Construction & Engineering - 0.3%
Fluor Corp.	31,916	1,744,529

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	4,573	773,889

Consumer Finance - 0.4%
Capital One Financial Corp.	10,168	736,061
Discover Financial Services	20,789	1,169,797
Synchrony Financial (A)	33,789	1,032,930

		2,938,788

Containers & Packaging - 0.4%
Crown Holdings, Inc. (A)	25,952	1,374,418
Sealed Air Corp., Class A	4,391	207,958
WestRock Co.	21,761	910,698

		2,493,074

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	37,362	5,435,424
Intercontinental Exchange, Inc.	6,577	1,578,677
Voya Financial, Inc.	12,818	416,201

		7,430,302

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	117,089	4,545,395
Verizon Communications, Inc.	35,118	1,788,911

		6,334,306

Electric Utilities - 1.5%
American Electric Power Co., Inc.	20,051	1,273,239
Edison International	35,150	2,485,457
NextEra Energy, Inc.	21,511	2,529,263
PG&E Corp.	6,940	403,908
PPL Corp.	24,783	932,832
Xcel Energy, Inc.	59,079	2,364,932

		9,989,631

Electrical Equipment - 0.4%
Eaton Corp. PLC	44,274	2,801,216

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	3,645	203,500
Corning, Inc.	6,153	114,877
TE Connectivity, Ltd.	35,619	2,118,618

		2,436,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	11,481	$ 555,221
Halliburton Co.	33,317	1,376,325
National Oilwell Varco, Inc. (B)	5,315	191,553
Schlumberger, Ltd.	13,732	1,103,229

		3,226,328

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	16,344	2,421,037
Kroger Co.	44,093	1,560,451
Wal-Mart Stores, Inc.	702	46,943
Walgreens Boots Alliance, Inc.	12,501	991,079

		5,019,510

Food Products - 0.8%
Archer-Daniels-Midland Co.	7,382	294,837
Hershey Co. (B)	13,841	1,288,736
Mondelez International, Inc., Class A	86,152	3,701,090

		5,284,663

Gas Utilities - 0.1%
UGI Corp.	11,754	472,981

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	69,753	2,713,392
Boston Scientific Corp. (A)	128,252	2,811,284
Stryker Corp.	9,732	1,060,885

		6,585,561

Health Care Providers & Services - 2.1%
Aetna, Inc.	19,788	2,221,599
Anthem, Inc.	2,420	340,663
Cigna Corp.	5,636	780,811
HCA Holdings, Inc. (A)	2,838	228,800
Humana, Inc., Class A	9,234	1,635,064
McKesson Corp.	22,935	3,848,952
Quest Diagnostics, Inc.	3,888	292,261
UnitedHealth Group, Inc.	33,847	4,456,973

		13,805,123

Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc., Class A (A) (B)	427	179,754
Royal Caribbean Cruises, Ltd., Class A (B)	23,189	1,794,829
Starbucks Corp.	35,715	2,008,254
Yum! Brands, Inc.	10,129	805,863

		4,788,700

Household Durables - 0.5%
D.R. Horton, Inc.	31,423	944,576
Harman International Industries, Inc.	13,161	1,010,238
PulteGroup, Inc.	46,075	847,319
Toll Brothers, Inc. (A)	11,435	312,176

		3,114,309

Household Products - 1.1%
Kimberly-Clark Corp.	25,727	3,220,763
Procter & Gamble Co.	49,785	3,988,774

		7,209,537

Industrial Conglomerates - 0.6%
Danaher Corp.	6,579	636,518
General Electric Co.	114,057	3,507,253

		4,143,771

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.5%
American International Group, Inc.	27,215	$ 1,519,141
Arthur J. Gallagher & Co.	13,585	625,454
Chubb, Ltd.	26,076	3,073,317
Lincoln National Corp.	5,190	225,506
MetLife, Inc.	71,480	3,223,748
Prudential Financial, Inc.	5,060	392,858
XL Group PLC, Class A	21,378	699,702

		9,759,726

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (A)	9,497	6,264,126

Internet Software & Services - 2.7%
Alphabet, Inc., Class A (A)	7,306	5,171,771
Alphabet, Inc., Class C (A)	7,528	5,216,979
Facebook, Inc., Class A (A)	63,291	7,441,756

		17,830,506

IT Services - 2.2%
Accenture PLC, Class A	48,533	5,480,346
Automatic Data Processing, Inc.	2,640	233,482
Cognizant Technology Solutions Corp., Class A (A)	35,600	2,077,972
Fidelity National Information Services, Inc.	27,131	1,785,220
Global Payments, Inc. (B)	3,103	223,974
MasterCard, Inc., Class A	4,012	389,124
PayPal Holdings, Inc. (A)	10,410	407,864
Vantiv, Inc., Class A (A)	9,396	512,458
Visa, Inc., Class A (B)	49,473	3,821,294

		14,931,734

Life Sciences Tools & Services - 0.3%
Illumina, Inc. (A)	6,737	909,427
Thermo Fisher Scientific, Inc.	9,779	1,410,621

		2,320,048

Machinery - 1.2%
Caterpillar, Inc. (B)	2,482	192,901
Cummins, Inc.	13,987	1,636,898
Deere & Co. (B)	2,824	237,527
Ingersoll-Rand PLC	8,800	576,752
PACCAR, Inc.	39,604	2,333,072
Parker-Hannifin Corp.	3,731	432,871
Pentair PLC (B)	3,826	222,214
Snap-on, Inc.	1,375	219,010
Stanley Black & Decker, Inc.	16,745	1,874,100

		7,725,345

Media - 2.8%
CBS Corp., Class B	12,881	720,177
Charter Communications, Inc., Class A (A) (B)	8,428	1,788,759
Comcast Corp., Class A	83,309	5,061,855
DISH Network Corp., Class A (A)	21,867	1,077,824
Time Warner Cable, Inc.	5,026	1,066,065
Time Warner, Inc.	59,574	4,476,390
Twenty-First Century Fox, Inc., Class A	137,240	4,152,882

		18,343,952

Metals & Mining - 0.1%
Newmont Mining Corp.	10,668	373,060
U.S. Steel Corp.	2,285	43,666

		416,726

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	53	$ 1,137
CMS Energy Corp.	12,546	510,371
Public Service Enterprise Group, Inc.	29,650	1,367,754
Sempra Energy	5,631	581,964

		2,461,226

Multiline Retail - 0.4%
Dollar General Corp.	21,025	1,722,158
Target Corp.	13,509	1,073,965

		2,796,123

Oil, Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	45,794	1,071,580
Chevron Corp.	49,493	5,057,195
ConocoPhillips	35,670	1,704,669
Diamondback Energy, Inc. (A) (B)	9,624	833,246
EOG Resources, Inc.	19,890	1,643,312
EQT Corp.	18,035	1,264,253
Exxon Mobil Corp.	72,324	6,393,441
Hess Corp.	4,304	256,604
Kinder Morgan, Inc.	28,599	507,918
Marathon Petroleum Corp.	6,970	272,388
Occidental Petroleum Corp.	38,564	2,955,931
Pioneer Natural Resources Co.	13,660	2,268,926
Valero Energy Corp.	20,303	1,195,238

		25,424,701

Pharmaceuticals - 3.5%
Allergan PLC (A)	12,027	2,604,567
Bristol-Myers Squibb Co.	76,351	5,511,015
Eli Lilly & Co.	51,830	3,914,720
Johnson & Johnson	36,726	4,116,250
Merck & Co., Inc.	24,187	1,326,415
Mylan NV (A)	8,196	341,855
Pfizer, Inc.	170,125	5,564,789

		23,379,611

Professional Services - 0.0% (C)
Equifax, Inc.	1,657	199,254

Real Estate Investment Trusts - 1.6%
American Tower Corp., Class A	9,220	966,994
Apartment Investment & Management Co., Class A	4,672	187,160
AvalonBay Communities, Inc.	9,062	1,602,071
Boston Properties, Inc.	6,225	802,153
DiamondRock Hospitality Co.	32,438	289,023
Equinix, Inc.	2,564	847,017
Essex Property Trust, Inc.	1,787	393,944
HCP, Inc.	22,460	759,822
Kimco Realty Corp.	33,662	946,575
LaSalle Hotel Properties (B)	14,948	357,257
Liberty Property Trust, Series C	15,602	544,510
Prologis, Inc., Class A	25,862	1,174,393
Public Storage	1,101	269,536
Simon Property Group, Inc.	2,229	448,408
SL Green Realty Corp. (B)	5,746	603,790
STORE Capital Corp.	6,630	170,192
Vornado Realty Trust, Class A	3,994	382,346

		10,745,191

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	9,590	$ 1,383,357
CSX Corp.	20,891	569,698
Union Pacific Corp.	45,225	3,944,977

		5,898,032

Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc., Class A	10	563
Broadcom, Ltd.	29,310	4,271,933
KLA-Tencor Corp.	3,311	231,571
Lam Research Corp.	39,131	2,989,608
Marvell Technology Group, Ltd.	27,201	271,466
NXP Semiconductors NV (A)	10,736	915,566
Qorvo, Inc. (A)	2,619	117,934
Texas Instruments, Inc.	54,366	3,101,037

		11,899,678

Software - 2.3%
Adobe Systems, Inc. (A)	40,093	3,777,562
Microsoft Corp.	219,749	10,958,883
Oracle Corp.	14,975	596,904

		15,333,349

Specialty Retail - 2.2%
AutoNation, Inc. (A) (B)	3,027	153,317
Best Buy Co., Inc.	23,657	758,917
Home Depot, Inc.	41,617	5,572,100
Lowe’s Cos., Inc.	54,797	4,165,668
O’Reilly Automotive, Inc. (A)	1,862	489,110
Ross Stores, Inc.	3,746	212,698
Tiffany & Co. (B)	7,319	522,211
TJX Cos., Inc.	35,131	2,663,632

		14,537,653

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	124,007	11,624,416
Hewlett Packard Enterprise Co.	41,050	683,893
HP, Inc.	96,433	1,183,233
Western Digital Corp.	3,300	134,855

		13,626,397

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (A) (B)	2,416	158,369
PVH Corp.	1,765	168,734
Ralph Lauren Corp., Class A	6,528	608,475
VF Corp.	27,712	1,747,241

		2,682,819

Tobacco - 0.7%
Philip Morris International, Inc.	47,658	4,676,203

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	14,305	561,900

Total Common Stocks (Cost $313,562,622)		390,154,154

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII 7.01% (D)	12,963	338,983

Capital Markets - 0.0% (C)
State Street Corp. Series D, 5.90% (D)	3,072	83,466

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (C)
SCE Trust III Series H, 5.75% (D)	960	$ 26,112

Total Preferred Stocks (Cost $456,527)		448,561

	Principal	Value
ASSET-BACKED SECURITIES - 2.1%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$ 489,316	539,962
American Tower Trust I Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (E)	655,000	654,161
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.06% (D), 07/18/2027 (E)	755,000	751,065
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	409,416	408,507
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D,
3.50%, 01/15/2019	100,000	101,196
Series 2012-5, Class C,
2.14%, 09/15/2019	100,000	100,192
HSBC Home Equity Loan Trust Series 2006-3, Class M1, 0.70% (D), 03/20/2036	775,000	761,954
ICG US CLO, Ltd. Series 2014-1A, Class A1, 1.78% (D), 04/20/2026 (E)	765,000	750,628
MVW Owner Trust Series 2014-1A, Class A, 2.25%, 09/22/2031 (E)	421,129	413,331
NRZ Advance Receivables Trust Advance Receivables Backed Series 2015-T4, Class AT4, 3.20%, 11/15/2047 (E)	1,070,000	1,065,843
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.16% (D), 04/17/2027 (E)	750,000	743,268
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (E)	1,100,000	1,100,180
Palmer Square CLO, Ltd. Series 2015-2A, Class A1A, 2.13% (D), 07/20/2027 (E)	790,000	785,849
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	1,886,000	1,892,339
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	116,215	115,507
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	279,752	278,536
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	250,363	249,108
Series 2014-3A, Class A,
2.30%, 10/20/2031 (E)	263,467	262,657

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	$ 200,452	$ 197,869
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	208,365	206,045
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (E)	262,180	260,920
SLM Private Education Loan Trust Series 2011-B, Class A3, 2.68% (D), 06/16/2042 (E)	100,000	101,659
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	475,088	451,599
SpringCastle America Funding LLC Series 2014-AA, Class A, 2.70%, 05/25/2023 (E)	263,053	263,664
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.38% (D), 10/15/2018 (E)	1,250,000	1,235,212

Total Asset-Backed Securities (Cost $13,774,428)		13,691,251

CORPORATE DEBT SECURITIES - 14.6%
Aerospace & Defense - 0.1%
Harris Corp. 5.55%, 10/01/2021	480,000	535,545

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	225,000	248,198
5.10%, 01/15/2044	160,000	183,090

		431,288

Airlines - 0.3%
American Airlines Pass-Through Trust 3.70%, 04/01/2028	525,200	535,704
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	543,037	604,834
United Airlines Pass-Through Trust 3.75%, 03/03/2028	946,631	970,297

		2,110,835

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	345,000	340,585

Automobiles - 0.2%
BMW US Capital LLC 2.80%, 04/11/2026 (E)	354,286	360,435
General Motors Co.
4.88%, 10/02/2023	555,000	594,133
6.25%, 10/02/2043	65,000	73,253

		1,027,821

Banks - 2.3%
Bank of America Corp.
2.60%, 01/15/2019	189,000	192,286
4.45%, 03/03/2026, MTN	450,000	465,640
5.42%, 03/15/2017	700,000	723,482
5.75%, 12/01/2017	250,000	265,528

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC 10.18%, 06/12/2021 (E)	$ 1,640,000	$ 2,086,774
Branch Banking & Trust Co. 3.80%, 10/30/2026	355,000	379,606
Citigroup, Inc.
1.70%, 04/27/2018	932,000	932,289
3.38%, 03/01/2023	163,000	167,587
4.95%, 11/07/2043	60,000	66,301
6.68%, 09/13/2043	60,000	74,309
Cooperatieve Rabobank UA
2.25%, 01/14/2019	250,000	254,493
11.00% (D), 06/30/2019 (E) (F)	1,545,000	1,882,969
First Horizon National Corp. 3.50%, 12/15/2020	410,000	411,534
HSBC Bank Brasil SA - Banco Multiplo 4.00%, 05/11/2016, MTN (E)	610,000	610,000
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	195,000	183,524
JPMorgan Chase & Co.
2.00%, 08/15/2017	1,040,000	1,050,034
3.25%, 09/23/2022	833,000	864,975
4.85%, 02/01/2044 (B)	60,000	69,212
6.75% (D), 02/01/2024 (B) (F)	48,000	53,105
JPMorgan Chase Bank NA 6.00%, 10/01/2017	400,000	424,821
Macquarie Bank, Ltd. 1.65%, 03/24/2017 (E)	285,000	286,017
Nordea Bank AB 4.25%, 09/21/2022 (E)	1,790,000	1,863,771
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	125,000	122,352
6.00%, 12/19/2023	215,000	219,906
6.40%, 10/21/2019	140,000	156,481
Societe Generale SA 5.00%, 01/17/2024 (B) (E)	415,000	430,529
Wells Fargo & Co.
2.15%, 01/15/2019	111,000	112,882
4.13%, 08/15/2023	398,000	425,893
5.38%, 11/02/2043	220,000	250,633
5.90% (D), 06/15/2024 (F)	139,000	142,301

		15,169,234

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	215,000	230,472
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/2019	260,000	302,771

		533,243

Biotechnology - 0.6%
Celgene Corp.
3.63%, 05/15/2024	495,000	515,726
3.88%, 08/15/2025	1,005,000	1,058,793
5.00%, 08/15/2045	655,000	719,321
Gilead Sciences, Inc.
3.65%, 03/01/2026	825,000	881,494
4.75%, 03/01/2046	560,000	621,181

		3,796,515

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	$ 535,000	$ 550,410

Capital Markets - 1.5%
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (B)	720,000	751,535
Bank of New York Mellon Corp. 2.10%, 01/15/2019, MTN	155,000	157,862
Credit Suisse Group Funding Guernsey, Ltd. 2.75%, 03/26/2020	1,045,000	1,037,446
Deutsche Bank AG
1.93% (D), 08/20/2020	245,000	241,577
6.00%, 09/01/2017	490,000	514,667
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	735,000	750,486
6.25%, 02/01/2041	60,000	76,403
6.75%, 10/01/2037	65,000	78,798
7.50%, 02/15/2019, MTN	895,000	1,027,252
Macquarie Group, Ltd. 6.25%, 01/14/2021 (E)	955,000	1,087,018
Morgan Stanley
5.00%, 11/24/2025	660,000	718,376
7.30%, 05/13/2019, MTN	1,530,000	1,762,127
Oaktree Capital Management, LP 6.75%, 12/02/2019 (E)	545,000	607,824
UBS AG 7.63%, 08/17/2022	730,000	840,413
UBS Group Funding Jersey, Ltd. 4.13%, 09/24/2025 (E)	437,000	448,358

		10,100,142

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	420,000	453,200
Monsanto Co. 4.40%, 07/15/2044	375,000	360,930

		814,130

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	560,000	592,982
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (E)	725,000	724,860

		1,317,842

Communications Equipment - 0.0% (C)
Cisco Systems, Inc. 2.13%, 03/01/2019	175,000	179,511

Construction Materials - 0.1%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	945,000	986,608

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	605,000	612,642
Ford Motor Credit Co. LLC 4.38%, 08/06/2023	540,000	583,566

		1,196,208

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	520,000	578,444

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.1%
Murray Street Investment Trust I 4.65% (G), 03/09/2017	$ 400,000	$ 410,874

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.45%, 06/30/2020	1,015,000	1,030,893
3.40%, 05/15/2025	680,000	691,245
4.35%, 06/15/2045	225,000	210,899
4.60%, 02/15/2021	215,000	235,505
5.00%, 03/01/2021	115,000	128,511
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	170,000	139,400
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	100,237
Verizon Communications, Inc.
3.45%, 03/15/2021	575,000	611,080
4.50%, 09/15/2020	140,000	154,795
5.15%, 09/15/2023	785,000	902,823
6.55%, 09/15/2043	439,000	579,057

		4,784,445

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	450,000	461,438
CenterPoint Energy Houston Electric LLC 4.50%, 04/01/2044	210,000	232,750
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	137,499
8.88%, 11/15/2018	28,000	32,935
Commonwealth Edison Co. 4.70%, 01/15/2044	135,000	158,533
Duke Energy Carolinas LLC 4.25%, 12/15/2041	134,000	145,846
Duke Energy Corp. 3.75%, 04/15/2024	35,000	37,306
Entergy Arkansas, Inc. 3.70%, 06/01/2024	206,000	220,608
Jersey Central Power & Light Co. 7.35%, 02/01/2019	116,000	129,807
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	410,000	446,233
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	42,000	45,843
5.30%, 06/01/2042	75,000	88,431
Pacific Gas & Electric Co. 4.75%, 02/15/2044	62,000	71,882
PacifiCorp
3.60%, 04/01/2024 (B)	655,000	704,034
5.75%, 04/01/2037	125,000	157,990
PG&E Corp. 2.40%, 03/01/2019	87,000	88,573
Progress Energy, Inc. 4.88%, 12/01/2019	21,000	23,014
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	455,000	471,632

		3,654,354

Energy Equipment & Services - 0.1%
Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 7.25%, 10/01/2020 (E)	315,000	329,569

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (E)	$ 365,000	$ 375,355
Schlumberger Investment SA 3.65%, 12/01/2023	105,000	111,130
Weatherford International, Ltd. 5.95%, 04/15/2042	120,000	88,800

		904,854

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.25%, 08/12/2019	665,000	681,321
5.30%, 12/05/2043	42,000	49,620
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	159,500
4.30%, 04/22/2044 (B)	415,000	466,310
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	707,000	733,760

		2,090,511

Food Products - 0.1%
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (E)	390,000	401,333
Mondelez International, Inc. 2.25%, 02/01/2019	200,000	203,503

		604,836

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co. 2.68%, 12/15/2019	270,000	277,054
Boston Scientific Corp. 2.65%, 10/01/2018	187,000	190,658

		467,712

Health Care Providers & Services - 0.3%
Aetna, Inc. 4.75%, 03/15/2044	44,000	47,611
Anthem, Inc.
1.88%, 01/15/2018	239,000	239,991
2.30%, 07/15/2018	564,000	571,588
3.30%, 01/15/2023	75,000	76,482
Coventry Health Care, Inc. 5.45%, 06/15/2021	177,000	200,268
Express Scripts Holding Co. 4.75%, 11/15/2021	495,000	544,244
Tenet Healthcare Corp. 6.25%, 11/01/2018	165,000	176,550
UnitedHealth Group, Inc. 3.38%, 11/15/2021	61,000	65,245

		1,921,979

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	745,000	772,937

Industrial Conglomerates - 0.3%
General Electric Co.
5.00% (D), 01/21/2021 (F)	2,006,000	2,083,732
6.88%, 01/10/2039, MTN	65,000	95,128

		2,178,860

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.4%
American International Group, Inc.
4.13%, 02/15/2024	$ 436,000	$ 456,485
8.18% (D), 05/15/2068	61,000	76,708
Fidelity National Financial, Inc. 5.50%, 09/01/2022	195,000	211,572
Genworth Holdings, Inc. 7.63%, 09/24/2021	145,000	121,800
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	1,195,000	1,349,901
Lincoln National Corp. 8.75%, 07/01/2019	790,000	941,610
MassMutual Global Funding II 2.35%, 04/09/2019 (E)	200,000	204,442
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	640,000	640,928
3.88%, 04/11/2022 (E)	750,000	805,151
Pacific Life Insurance Co. 9.25%, 06/15/2039 (E)	705,000	1,015,174
Principal Financial Group, Inc. 8.88%, 05/15/2019	345,000	410,207
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	228,000	254,877
7.38%, 06/15/2019, MTN	189,000	218,922
Reinsurance Group of America, Inc. 3.30% (D), 12/15/2065	1,442,000	951,720
ZFS Finance USA Trust II 6.45% (D), 12/15/2065 (E)	1,695,000	1,703,644

		9,363,141

IT Services - 0.1%
International Business Machines Corp. 3.63%, 02/12/2024	283,000	306,649
MasterCard, Inc.
2.00%, 04/01/2019	173,000	176,863
3.38%, 04/01/2024	111,000	118,978

		602,490

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	670,000	669,949
2.40%, 02/01/2019	443,000	449,053

		1,119,002

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	490,000	488,419

Media - 0.3%
CBS Corp.
4.63%, 05/15/2018	78,000	82,385
5.75%, 04/15/2020	62,000	70,700
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	400,000	402,000
Comcast Corp. 5.88%, 02/15/2018	326,000	354,146
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (F)	200,000	207,000
NBCUniversal Media LLC
4.38%, 04/01/2021	469,000	524,326
4.45%, 01/15/2043	159,000	174,200

		1,814,757

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (B)	$ 140,000	$ 149,249
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	140,000	117,250
Novelis, Inc. 8.75%, 12/15/2020	490,000	505,925
Rio Tinto Finance USA PLC 2.88%, 08/21/2022 (B)	119,000	119,698

		892,122

Multi-Utilities - 0.0% (C)
CMS Energy Corp.
3.88%, 03/01/2024	70,000	74,970
4.88%, 03/01/2044	152,000	170,851

		245,821

Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (B)	294,000	315,130
Apache Corp.
4.25%, 01/15/2044	47,000	43,017
4.75%, 04/15/2043	65,000	63,565
BP Capital Markets PLC 3.12%, 05/04/2026 (H)	645,000	651,090
Energy Transfer Partners, LP 5.95%, 10/01/2043	120,000	109,668
EOG Resources, Inc. 2.45%, 04/01/2020	290,000	291,558
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	507,605
3.04%, 03/01/2026	250,000	258,925
Husky Energy, Inc. 4.00%, 04/15/2024	140,000	137,722
Kerr-McGee Corp. 6.95%, 07/01/2024	150,000	166,045
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	465,000	448,925
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (B)	180,000	176,400
MEG Energy Corp. 6.50%, 03/15/2021 (E)	150,000	117,750
Murphy Oil Corp. 2.50%, 12/01/2017	250,000	246,456
Nexen Energy ULC 5.88%, 03/10/2035	10,000	10,923
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	74,503
8.25%, 03/01/2019	139,000	155,520
Peabody Energy Corp. 6.25%, 11/15/2021 (I)	135,000	14,175
Petrobras Global Finance BV 6.25%, 03/17/2024 (B)	350,000	305,375
Petroleos Mexicanos 3.50%, 07/18/2018 - 01/30/2023	390,000	381,874
Range Resources Corp. 5.75%, 06/01/2021	40,000	38,600
Shell International Finance BV 2.00%, 11/15/2018	283,000	288,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	$ 120,000	$ 123,134
4.63%, 03/01/2034	110,000	112,272
Western Gas Partners, LP 5.38%, 06/01/2021	225,000	228,564
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	53,747
7.88%, 09/01/2021	100,000	103,000
Williams Partners, LP 5.40%, 03/04/2044	104,000	86,725

		5,510,411

Pharmaceuticals - 0.2%
Actavis Funding SCS 4.55%, 03/15/2035	585,000	585,204
Actavis, Inc. 3.25%, 10/01/2022	210,000	212,588
Merck & Co., Inc. 1.30%, 05/18/2018	250,000	251,576
Perrigo Co. PLC 2.30%, 11/08/2018	390,000	390,497
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	32,000	33,582

		1,473,447

Real Estate Investment Trusts - 1.0%
CBL & Associates, LP 5.25%, 12/01/2023	630,000	606,390
EPR Properties 4.50%, 04/01/2025	730,000	712,180
HCP, Inc. 3.40%, 02/01/2025	275,000	259,576
Kilroy Realty, LP 4.25%, 08/15/2029	865,000	894,865
Realty Income Corp. 3.88%, 07/15/2024	750,000	765,746
Simon Property Group, LP 3.38%, 10/01/2024	1,270,000	1,346,984
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020	61,000	61,462
Vereit Operating Partnership, LP
2.00%, 02/06/2017	995,000	993,507
3.00%, 02/06/2019	205,000	200,900
WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, 09/17/2019 (E)	925,000	936,361

		6,777,971

Road & Rail - 0.1%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (E)	712,000	804,560
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	41,707
3.75%, 04/01/2024	37,000	40,370

		886,637

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 2.45%, 07/29/2020	775,000	801,434
KLA-Tencor Corp. 4.13%, 11/01/2021	520,000	550,637

		1,352,071

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.1%
Microsoft Corp. 2.70%, 02/12/2025	$ 595,000	$ 611,549

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85%, 02/23/2023	992,000	1,023,493
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (E)	695,000	720,905
HP, Inc. 3.75%, 12/01/2020 (B)	35,000	36,775

		1,781,173

Tobacco - 0.1%
Altria Group, Inc. 4.00%, 01/31/2024	114,000	126,025
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	560,000	667,977

		794,002

Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 6.75%, 09/01/2016 (E)	865,000	876,894

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	301,391
3.13%, 07/16/2022	200,000	205,749
4.38%, 07/16/2042	300,000	295,822
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	257,000	261,276
4.88%, 08/15/2040 (E)	525,000	561,428
6.11%, 01/15/2040 (E)	1,425,000	1,578,278
SBA Tower Trust 2.24%, 04/15/2043 (E)	215,000	213,711
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	845,000	893,588
Sprint Corp. 7.88%, 09/15/2023	155,000	120,900
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,400
6.63%, 04/28/2021	55,000	57,956
6.73%, 04/28/2022	55,000	57,888
6.84%, 04/28/2023	15,000	15,994

		4,584,381

Total Corporate Debt Securities (Cost $95,771,882)		96,634,011

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (C)
Brazil Government International Bond 4.25%, 01/07/2025 (B)	330,000	306,900

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (B)	235,000	236,175
4.50%, 01/28/2026	200,000	204,300

		440,475

Indonesia - 0.1%
Indonesia Government International Bond 5.38%, 10/17/2023 (E)	315,000	349,585

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Government International Bond 4.00%, 10/02/2023	$ 630,000	$ 659,925

Peru - 0.0% (C)
Peru Government International Bond 7.35%, 07/21/2025	125,000	167,313

Republic of Korea - 0.1%
Export-Import Bank of Korea 4.00%, 01/11/2017	515,000	524,328
Korea Development Bank 3.50%, 08/22/2017	515,000	528,211

		1,052,539

Turkey - 0.1%
Turkey Government International Bond 5.75%, 03/22/2024	400,000	439,000

Total Foreign Government Obligations (Cost $3,335,276)		3,415,737

MORTGAGE-BACKED SECURITIES - 4.8%
Aventura Mall Trust Series 2013-AVM, Class A, 3.74% (D), 12/05/2032 (E)	700,000	752,085
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A, 5.72% (D), 06/10/2049	269,125	276,984
Banc of America Re-REMIC Trust Series 2010-UB3, Class A4B1, 5.71% (D), 06/15/2049 (E)	360,000	367,588
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	460,000	465,766
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,070,000	1,043,854
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	3,045,000	141,363
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	139,799	145,454
Series 2009-RR6, Class 2A1,
2.74% (D), 08/26/2035 (E)	512,505	506,423
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	188,356	191,128
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	271,195	274,763
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	206,345	211,136
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	310,551	324,338
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,000	156,681
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	241,638
Citigroup Mortgage Loan Trust Series 2015-A, Class A1, 3.50% (D), 06/25/2058 (E)	976,365	995,351

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	$ 750,000	$ 764,711
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	70,000	78,751
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	102,860	102,410
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	114,501
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	155,000	168,699
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	830,000	859,999
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87% (D), 12/10/2049	70,000	71,932
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	1,040,000	1,065,734
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 4.05% (D), 08/26/2036 (E)	618,079	605,595
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (E)	285,140	282,774
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	370,262	377,842
Series 2014-4R, Class 21A1,
0.76% (D), 12/27/2035 (E)	809,181	736,688
DBRR Trust Series 2011-C32, Class A3A, 5.89% (D), 06/17/2049 (E)	150,000	153,394
Extended Stay America Trust Series 2013-ESH7, Class A27, 2.96%, 12/05/2031 (E)	130,497	130,962
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	320,000	305,533
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	675,000	693,064
Hilton USA Trust, Interest Only STRIPS Series 2013-HLT, Class X1FX, 0.09% (D), 11/05/2030 (E)	15,000,000	150
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	700,000	711,631
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
2.77% (D), 12/26/2037 (E)	115,632	114,465
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (E)	72,329	73,844
Series 2009-R7, Class 12A1,
2.76% (D), 08/26/2036 (E)	12,717	12,674
Series 2009-R7, Class 1A1,
2.70% (D), 02/26/2036 (E)	294,709	288,161
Series 2009-R7, Class 4A1,
2.68% (D), 09/26/2034 (E)	81,061	79,943

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies Re-REMIC Trust (continued)
Series 2009-R9, Class 1A1,
2.42% (D), 08/26/2046 (E)	$ 116,661	$ 117,143
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	472,623	480,364
Series 2007-CB20, Class AM,
6.09% (D), 02/12/2051	360,000	376,073
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	398,572	414,399
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	286,071	292,134
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	55,400	56,673
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	399,736
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	907,872	971,825
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1,
3.03% (D), 01/27/2047 (E)	1,828	1,852
Series 2010-4, Class 7A1,
1.99% (D), 08/26/2035 (E)	8,151	8,145
Series 2014-2, Class 6A1,
2.85% (D), 05/26/2037 (E)	764,387	762,649
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM, 6.36% (D), 09/15/2045	110,000	113,417
Merrill Lynch Mortgage Trust Series 2007-C1, Class A1A, 6.03% (D), 06/12/2050	125,908	129,434
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (D), 04/12/2049	280,000	282,146
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	424,119	434,018
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	110,000	112,510
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	123,545	127,315
Series 2007-IQ15, Class AM,
6.11% (D), 06/11/2049	335,000	346,588
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.99% (D), 08/15/2045 (E)	293,000	299,735
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	47,812	47,513
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	1,046,235	1,055,097
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	200,000	201,056
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,085,000	2,078,549
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	544,978	546,647

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	$ 240,270	$ 247,594
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	630,575	651,153
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	458,335	471,819
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055	995,246	1,025,358
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	750,000	752,334
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1.02% (D), 05/25/2035	517,185	495,586
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	410,000	387,861
SCG Trust
Series 2013-SRP1, Class A,
1.83% (D), 11/15/2026 (E)	230,000	229,807
Series 2013-SRP1, Class AJ,
2.38% (D), 11/15/2026 (E)	570,000	568,670
STRIPS, Ltd. Series 2012-1A, Class A, 1.50%, 12/25/2044 (E)	45,479	45,300
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	581,794	586,928
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	734,219	734,785
Series 2015-6, Class A1B,
2.75% (D), 04/26/2055 (E)	936,016	935,792
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	832,618	835,365
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	560,000	583,508
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A, 1.75%, 08/20/2021 (E)	12,898	12,898

Total Mortgage-Backed Securities (Cost $32,303,195)		32,107,785

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited 6.60%, 08/01/2042	45,000	65,917
State of California, General Obligation Unlimited 7.60%, 11/01/2040	200,000	315,672
University of California, Revenue Bonds Series AD, 4.86%, 05/15/2112	40,000	41,945

		423,534

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds Series A, 6.64%, 04/01/2057	$ 35,000	$ 44,493

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	190,000	183,549

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds Series F, 7.41%, 01/01/2040	54,000	82,058

New York - 0.0% (C)
Metropolitan Transportation Authority, Revenue Bonds Series E, 6.81%, 11/15/2040	45,000	63,014
New York City Water & Sewer System, Revenue Bonds Series CC, 5.88%, 06/15/2044	45,000	61,652
New York State Dormitory Authority, Revenue Bonds Series H, 5.39%, 03/15/2040	40,000	50,692
Port Authority of New York & New Jersey, Revenue Bonds Series 181, 4.96%, 08/01/2046	70,000	83,825

		259,183

Total Municipal Government Obligations (Cost $896,581)		992,817

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018	6,653	6,847
5.50%, 09/01/2018 - 06/01/2041	237,596	265,641
Federal National Mortgage Association
Zero Coupon, 10/09/2019	640,000	608,227
1.99% (D), 02/01/2043	205,367	209,157
2.50%, TBA (H)	2,094,000	2,151,953
3.00%, TBA (H)	12,649,000	12,966,706
3.33% (D), 10/25/2023	190,000	202,029
3.50%, 07/01/2028 - 11/01/2028	649,009	693,816
3.50%, TBA (H)	13,864,000	14,543,543
4.00%, 04/01/2026	22,041	23,542
4.00%, TBA (H)	4,209,000	4,496,313
4.50%, 02/01/2025 - 06/01/2026	488,613	523,442
5.00%, 05/01/2018 - 04/01/2039	857,272	964,610
5.00%, 11/01/2039 (H)	373,834	420,795
5.00%, TBA (H)	1,483,000	1,641,322
5.50%, 07/01/2019 - 11/01/2038	922,739	1,056,145
6.00%, 08/01/2036 - 06/01/2041	1,281,821	1,469,700
6.50%, 05/01/2040	258,217	298,111
Government National Mortgage Association 4.46%, 06/20/2062	1,414,047	1,500,945

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS 0.91% (D), 02/16/2053	$ 871,358	$ 54,181

Total U.S. Government Agency Obligations (Cost $43,947,968)		44,097,025

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury Bond
2.50%, 02/15/2045	2,847,000	2,750,470
2.75%, 08/15/2042	2,611,500	2,677,500
3.50%, 02/15/2039	851,000	1,004,778
3.63%, 02/15/2044	7,714,000	9,278,800
4.50%, 02/15/2036	2,449,500	3,332,373
4.75%, 02/15/2037	468,000	656,516
5.25%, 02/15/2029	2,303,000	3,145,845
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	382,532	445,524
2.50%, 01/15/2029	997,864	1,258,504
U.S. Treasury Inflation Indexed Note 0.63%, 01/15/2024	3,546,364	3,707,198
U.S. Treasury Note
0.38%, 10/31/2016	3,862,800	3,861,896
0.50%, 09/30/2016	3,691,200	3,692,713
0.88%, 04/15/2017 (B)	1,345,800	1,349,638
0.88%, 04/30/2017	4,492,900	4,505,008
1.00%, 09/15/2017 - 11/30/2019	1,112,900	1,111,919
1.25%, 11/30/2018	3,955,000	3,993,625
1.63%, 03/31/2019 - 02/15/2026	6,194,100	6,279,726
1.88%, 11/30/2021	912,000	935,157
2.00%, 02/15/2025	3,139,000	3,197,734
2.25%, 11/15/2024	1,754,800	1,824,787
2.50%, 08/15/2023 - 05/15/2024	4,590,300	4,868,794

Total U.S. Government Obligations (Cost $61,277,851)		63,878,505

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Bank Discount Notes
0.35% (J), 06/02/2016 - 07/29/2016	5,491,000	5,488,035
0.37% (J), 05/13/2016 - 06/22/2016	9,279,000	9,276,834
0.39% (J), 06/09/2016	5,860,000	5,858,236
0.40% (J), 05/27/2016	452,000	451,921
0.41% (J), 05/04/2016	10,180,000	10,179,858

Total Short-Term U.S. Government Agency Obligations (Cost $31,252,480)		31,254,884

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill
0.29% (J), 06/09/2016	2,601,800	2,601,417
0.34% (J), 05/05/2016 (B)	2,127,000	2,126,979
0.49% (J), 03/30/2017 (K)	210,000	209,037

Total Short-Term U.S. Government Obligations (Cost $4,936,955)		4,937,433

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (J)	18,439,845	$ 18,439,845

Total Securities Lending Collateral (Cost $18,439,845)		18,439,845

Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co. 0.03% (J), dated 04/29/2016, to be repurchased at $16,414,296 on 05/02/2016. Collateralized by U.S. Government Obligations, 2.63%, due 11/15/2020, and with a total value of $16,750,850.

$ 16,414,255	$ 16,414,255

Total Repurchase Agreement (Cost $16,414,255)	16,414,255

Total Investments (Cost $636,369,865) (L)	716,466,263
Net Other Assets (Liabilities) - (8.3)%	(54,911,674)

Net Assets - 100.0%	$ 661,554,589

FUTURES CONTRACTS: (M)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	98	06/17/2016	$ —	$ (51,633)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$390,154,154	$—	$—	$390,154,154
Preferred Stocks	448,561	—	—	448,561
Asset-Backed Securities	—	13,691,251	—	13,691,251
Corporate Debt Securities	—	96,634,011	—	96,634,011
Foreign Government Obligations	—	3,415,737	—	3,415,737
Mortgage-Backed Securities	—	32,107,785	—	32,107,785
Municipal Government Obligations	—	992,817	—	992,817
U.S. Government Agency Obligations	—	44,097,025	—	44,097,025
U.S. Government Obligations	—	63,878,505	—	63,878,505
Short-Term U.S. Government Agency Obligations	—	31,254,884	—	31,254,884
Short-Term U.S. Government Obligations	—	4,937,433	—	4,937,433
Securities Lending Collateral	18,439,845	—	—	18,439,845
Repurchase Agreement	—	16,414,255	—	16,414,255

Total Investments	$409,042,560	$307,423,703	$—	$716,466,263

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(51,633)	$—	$—	$(51,633)

Total Other Financial Instruments	$(51,633)	$—	$—	$(51,633)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $18,047,156. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(E)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $63,441,402, representing 9.6% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Step coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2016; the maturity date disclosed is the ultimate maturity date.
(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(I)	Security in default.
(J)	Rate disclosed reflects the yield at April 30, 2016.
(K)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $209,037.
(L)	Aggregate cost for federal income tax purposes is $636,369,865. Aggregate gross unrealized appreciation and depreciation for all securities is $90,139,462 and $10,043,064, respectively. Net unrealized appreciation for tax purposes is $80,096,398.
(M)	Cash in the amount of $315,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(N)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.0%
American Tower Trust I Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (A)	$ 25,000,000	$ 24,967,962
Ares IIIR / IVR CLO, Ltd. Series 2007-3RA, Class A2, 0.85% (B), 04/16/2021 (A)	8,171,928	7,965,914
ARES XII CLO, Ltd. Series 2007-12A, Class A, 1.26% (B), 11/25/2020 (A)	6,532,744	6,473,662
Battalion CLO, Ltd. Series 2007-1A, Class C, 1.43% (B), 07/14/2022 (A)	14,000,000	13,405,420
Burr Ridge CLO Plus LLC Series 2006-1A, Class C, 1.38% (B), 03/27/2023 (A)	6,500,000	6,146,758
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	7,793,532	7,764,854
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	15,092,297	15,095,854
Citigroup Mortgage Loan Trust Series 2003-HE3, Class A, 0.82% (B), 12/25/2033	2,659,243	2,562,170
CWABS Asset-Backed Certificates Trust Series 2006-17, Class 2A2, 0.59% (B), 03/25/2047	18,264,216	16,328,319
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	3,858,129	3,806,025
Series 2013-2, Class A,
Zero Coupon, 05/20/2026 (A)	6,305,208	6,250,045
Series 2014-1, Class B,
2.98%, 05/20/2027 (A)	2,299,517	2,270,233
Foursight Capital Automobile Receivables Trust Series 2014-1, Class A, 2.11%, 03/23/2020 (A)	3,946,020	3,937,972
Hertz Vehicle Financing LLC Series 2016-1A, Class B, 3.72%, 03/25/2020 (A)	15,000,000	14,987,785
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	3,186,760	3,168,576
Series 2014-AA, Class A,
1.77%, 11/25/2026 (A)	6,259,316	6,151,259
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	9,538,005	9,336,894
HSBC Home Equity Loan Trust
Series 2006-3, Class A4,
0.68% (B), 03/20/2036	8,623,485	8,558,870
Series 2007-1, Class A4,
0.80% (B), 03/20/2036	6,550,854	6,488,305
Inwood Park CDO, Ltd. Series 2006-1A, Class C, 1.33% (B), 01/20/2021 (A)	12,750,000	12,035,847
Marriott Vacation Club Owner Trust Series 2012-1A, Class A, 2.51%, 05/20/2030 (A)	6,846,308	6,880,184

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View Funding CLO, Ltd.
Series 2006-1A, Class C1,
1.38% (B), 04/15/2019 (A)	$ 4,000,000	$ 3,895,136
Series 2007-3A, Class A1,
0.85% (B), 04/16/2021 (A)	1,994,971	1,987,866
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	6,716,577	6,711,250
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	8,285,558	8,260,413
Newstar Trust Series 2012-2A, Class A, 2.53% (B), 01/20/2023 (A)	9,390,179	9,309,620
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2015-T3, Class CT3,
3.77%, 11/15/2046 (A)	7,000,000	6,998,082
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (A)	20,000,000	19,922,302
Ocean Trails CLO I Series 2006-1A, Class A1, 0.88% (B), 10/12/2020 (A)	1,620,781	1,595,192
Ocwen Master Advance Receivables Trust
Series 2015-1, Class AT1,
2.54%, 09/17/2046 (A)	15,400,000	15,392,993
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	20,095,000	20,098,296
Orange Lake Timeshare Trust
Series 2012-AA, Class A,
3.45%, 03/10/2027 (A)	1,805,609	1,824,023
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	8,679,719	8,571,915
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	12,888,417	12,862,730
Sierra Timeshare Receivables Funding LLC
Series 2012-1A, Class B,
3.58%, 11/20/2028 (A)	2,430,907	2,442,749
Series 2012-2A, Class A,
2.38%, 03/20/2029 (A)	1,965,014	1,967,064
Series 2012-2A, Class B,
3.42%, 03/20/2029 (A)	879,857	879,089
Series 2013-2A, Class C,
4.75%, 11/20/2025 (A)	6,741,565	6,588,690
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	3,215,542	3,201,563
Series 2014-1A, Class B,
2.42%, 03/20/2030 (A)	3,215,542	3,189,388
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	6,497,976	6,440,199
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	6,813,810	6,778,961
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	2,373,778	2,343,181
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	2,901,284	2,868,986
Silverleaf Finance XV LLC Series 2012-D, Class A, 3.00%, 03/17/2025 (A)	4,048,981	4,000,910

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SilverLeaf Finance XVII LLC Series 2013-A, Class A, 2.68%, 03/16/2026 (A)	$ 5,053,684	$ 4,893,344
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (A)	6,722,551	6,690,254
SpringCastle America Funding LLC Series 2014-AA, Class A, 2.70%, 05/25/2023 (A)	7,233,953	7,250,771
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class CT2,
3.74%, 01/15/2047 (A)	7,000,000	7,001,960
Series 2015-T3, Class AT3,
2.92%, 07/15/2047 (A)	18,000,000	18,017,262
SVO VOI Mortgage LLC Series 2012-AA, Class A, 2.00%, 09/20/2029 (A)	8,225,640	8,110,431
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	9,206,981	9,226,885
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	8,859,739	8,772,670
Westgate Resorts LLC Series 2015-1A, Class A, 2.75%, 05/20/2027 (A)	4,654,668	4,619,174

Total Asset-Backed Securities (Cost $415,056,272)		417,296,257

CORPORATE DEBT SECURITIES - 63.4%
Aerospace & Defense - 0.5%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (C)	3,020,000	2,808,600
7.50%, 03/15/2018 (A) (C)	14,206,000	14,472,362

		17,280,962

Airlines - 1.5%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	1,170,980	1,244,167
8.06%, 01/02/2022	8,148,365	9,105,798
Delta Air Lines Pass-Through Trust 6.20%, 01/02/2020	19,594,344	20,965,948
Northwest Airlines Pass-Through Trust 6.26%, 05/20/2023	836,053	884,126
UAL Pass-Through Trust 10.40%, 05/01/2018	9,201,057	9,558,058
Virgin Australia Trust 5.00%, 04/23/2025 (A)	5,698,678	5,855,391

		47,613,488

Automobiles - 1.0%
General Motors Co. 3.50%, 10/02/2018	12,284,000	12,675,356
General Motors Financial Co., Inc. 2.69% (B), 01/15/2019 (C)	20,000,000	20,121,680

		32,797,036

Banks - 12.6%
American Express Centurion Bank 6.00%, 09/13/2017, MTN	10,000,000	10,609,450

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
1.19% (B), 05/02/2017	$ 14,855,000	$ 14,767,326
5.42%, 03/15/2017 (C)	5,206,000	5,380,640
5.49%, 03/15/2019	8,750,000	9,522,345
Bank of America NA 0.93% (B), 06/15/2017	24,285,000	24,167,023
Barclays Bank PLC 6.05%, 12/04/2017 (A) (C)	20,550,000	21,755,997
Cooperatieve Rabobank UA 11.00% (B), 06/30/2019 (A) (D)	19,209,000	23,410,969
Discover Bank 7.00%, 04/15/2020	12,352,000	14,000,313
First Horizon National Corp. 3.50%, 12/15/2020	5,160,000	5,179,309
First Niagara Financial Group, Inc. 6.75%, 03/19/2020	13,396,000	15,095,939
First Tennessee Bank NA 2.95%, 12/01/2019	23,381,000	23,478,732
HBOS PLC 6.75%, 05/21/2018, MTN (A)	15,030,000	16,271,598
ING Bank NV
1.32% (B), 10/01/2019 (A)	6,800,000	6,698,959
3.75%, 03/07/2017 (A)	10,062,000	10,274,711
JPMorgan Chase Bank NA 6.00%, 10/01/2017	16,510,000	17,534,495
Lloyds Bank PLC 9.88% (B), 12/16/2021, MTN (E)	17,101,000	17,890,211
Macquarie Bank, Ltd. 6.63%, 04/07/2021 (A)	7,575,000	8,618,040
Regions Bank 7.50%, 05/15/2018	23,306,000	25,611,826
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	32,305,000	36,107,945
Santander Bank NA 8.75%, 05/30/2018	16,309,000	18,286,792
Svenska Handelsbanken AB
1.56% (B), 10/01/2020	20,500,000	20,492,087
1.78% (B), 03/30/2021, MTN	17,000,000	17,140,148
Synovus Financial Corp. 7.88%, 02/15/2019	17,282,000	19,183,020
US Bank NA 2.13%, 10/28/2019	21,212,000	21,568,192

		403,046,067

Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	25,000,000	25,676,075
Anheuser-Busch InBev Worldwide, Inc. 6.88%, 11/15/2019	5,581,000	6,590,229

		32,266,304

Biotechnology - 0.8%
Gilead Sciences, Inc. 1.85%, 09/04/2018	25,619,000	26,065,155

Building Products - 0.5%
Owens Corning
6.50%, 12/01/2016	1,331,000	1,355,892
9.00%, 06/15/2019	12,423,000	14,418,730

		15,774,622

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 5.4%
Ameriprise Financial, Inc. 7.30%, 06/28/2019	$ 11,000,000	$ 12,760,539
Bank of New York Mellon Corp. 1.49% (B), 08/17/2020, MTN	6,000,000	5,981,334
Deutsche Bank AG 1.93% (B), 08/20/2020	25,275,000	24,921,883
Goldman Sachs Group, Inc.
1.84% (B), 04/30/2018	8,512,000	8,555,964
7.50%, 02/15/2019, MTN	20,297,000	23,296,247
Lazard Group LLC 6.85%, 06/15/2017	4,141,000	4,360,506
Morgan Stanley
3.14% (B), 08/31/2017, MTN	1,500,000	1,537,500
5.63%, 09/23/2019, MTN	10,000,000	11,130,300
5.95%, 12/28/2017, MTN	4,000	4,273
7.30%, 05/13/2019, MTN	25,235,000	29,063,578
State Street Corp. 1.52% (B), 08/18/2020	26,120,000	26,199,666
UBS Group Funding Jersey, Ltd. 2.07% (B), 09/24/2020 (A)	26,205,000	26,132,334

		173,944,124

Chemicals - 1.2%
Dow Chemical Co. 8.55%, 05/15/2019	24,461,000	29,210,544
Lubrizol Corp. 8.88%, 02/01/2019	8,862,000	10,550,459

		39,761,003

Construction Materials - 0.6%
CRH America, Inc. 8.13%, 07/15/2018	17,335,000	19,516,696

Consumer Finance - 1.8%
Ally Financial, Inc. 4.75%, 09/10/2018	12,200,000	12,505,000
American Express Credit Corp. 1.36% (B), 05/26/2020, MTN	5,000,000	4,919,820
Discover Financial Services 6.45%, 06/12/2017	7,678,000	8,046,698
Ford Motor Credit Co. LLC
1.46% (B), 03/12/2019	10,375,000	10,235,342
1.57% (B), 11/04/2019	4,750,000	4,693,005
5.00%, 05/15/2018	8,225,000	8,748,406
Springleaf Finance Corp. 8.25%, 12/15/2020	6,825,000	7,038,281

		56,186,552

Diversified Consumer Services - 0.4%
President and Fellows of Harvard College 6.00%, 01/15/2019 (A)	10,610,000	11,935,040

Diversified Financial Services - 2.3%
Bear Stearns Cos. LLC 7.25%, 02/01/2018	12,500,000	13,691,562
Denali International LLC / Denali Finance Corp. 5.63%, 10/15/2020 (A)	5,000,000	5,262,500
Murray Street Investment Trust I 4.65% (F), 03/09/2017	8,046,000	8,264,739

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	$ 19,410,000	$ 23,610,596
OMX Timber Finance Investments I LLC 5.42%, 01/29/2020 (A)	20,014,000	22,164,304

		72,993,701

Diversified Telecommunication Services - 1.8%
AT&T, Inc.
1.56% (B), 06/30/2020	8,210,000	8,166,274
5.80%, 02/15/2019	10,673,000	11,855,675
Sprint Capital Corp. 6.90%, 05/01/2019	9,000,000	8,235,000
Telefonica Emisiones SAU 3.19%, 04/27/2018	18,370,000	18,913,972
Verizon Communications, Inc. 2.38% (B), 09/14/2018	8,900,000	9,136,651

		56,307,572

Electric Utilities - 3.8%
Entergy Texas, Inc. 7.13%, 02/01/2019	22,351,000	25,319,190
Exelon Corp. 1.55%, 06/09/2017	26,925,000	26,919,669
Jersey Central Power & Light Co. 5.65%, 06/01/2017	6,850,000	7,092,442
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	5,190,000	5,235,433
5.00%, 09/30/2017	7,200,000	7,540,164
6.80%, 09/01/2018	8,000,000	8,910,064
Public Service Co. of Colorado 5.80%, 08/01/2018 (C)	18,201,000	19,858,274
Southern California Edison Co. 1.85%, 02/01/2022	22,714,286	22,407,757

		123,282,993

Electronic Equipment, Instruments & Components - 0.2%
Tyco Electronics Group SA 6.55%, 10/01/2017	4,685,000	5,011,596

Energy Equipment & Services - 3.5%
Boardwalk Pipelines, LP 5.88%, 11/15/2016	19,745,000	19,782,753
Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 7.25%, 10/01/2020 (A)	27,929,000	29,220,716
Nabors Industries, Inc. 6.15%, 02/15/2018	11,000,000	11,223,872
Schlumberger Holdings Corp. 2.35%, 12/21/2018 (A)	20,000,000	20,276,880
Transocean, Inc. 5.80%, 12/15/2016	14,901,000	15,005,605
Weatherford International, Ltd. 9.63%, 03/01/2019 (C)	14,745,000	15,482,250

		110,992,076

Food Products - 1.3%
ConAgra Foods, Inc. 2.10%, 03/15/2018	22,340,000	22,501,965

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (A)	$ 18,330,000	$ 18,862,633

		41,364,598

Gas Utilities - 1.6%
DTE Gas Co. 5.00%, 10/01/2019 (C)	28,400,000	31,162,042
Southern California Gas Co. 1.55%, 06/15/2018	20,560,000	20,721,972

		51,884,014

Health Care Providers & Services - 0.3%
CHS / Community Health Systems, Inc. 5.13%, 08/15/2018	8,875,000	8,985,937

Household Durables - 0.5%
Meritage Homes Corp. 4.50%, 03/01/2018	16,694,000	17,069,615

Household Products - 0.5%
ADOP Co. 6.63%, 10/01/2017 (A)	15,000,000	15,891,675

Industrial Conglomerates - 0.2%
General Electric Co. 1.43% (B), 04/15/2020, MTN	5,100,000	5,133,130

Insurance - 2.6%
Fidelity National Financial, Inc. 6.60%, 05/15/2017	17,177,000	17,958,897
Genworth Holdings, Inc. 6.52%, 05/22/2018, MTN	9,510,000	9,212,813
Sirius International Group, Ltd. 6.38%, 03/20/2017 (A)	22,303,000	22,955,630
ZFS Finance USA Trust II 6.45% (B), 12/15/2065 (A)	33,417,000	33,587,427

		83,714,767

Machinery - 0.2%
CNH Industrial Capital LLC 3.88%, 07/16/2018	1,850,000	1,854,625
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	4,500,000	4,584,190

		6,438,815

Media - 2.1%
Cablevision Systems Corp. 7.75%, 04/15/2018	11,397,000	11,938,357
CCO Safari II LLC 3.58%, 07/23/2020 (A)	20,000,000	20,761,240
CSC Holdings LLC 7.63%, 07/15/2018	2,500,000	2,706,250
DISH DBS Corp. 4.25%, 04/01/2018	4,315,000	4,401,300
Sky PLC 9.50%, 11/15/2018 (A)	24,244,000	28,564,863

		68,372,010

Metals & Mining - 1.3%
Glencore Finance Canada, Ltd. 5.80%, 11/15/2016 (A) (C)	4,913,000	5,002,048
Kinross Gold Corp. 3.63%, 09/01/2016	27,605,000	27,571,488

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis, Inc. 8.38%, 12/15/2017	$ 10,000,000	$ 10,187,500

		42,761,036

Multi-Utilities - 1.2%
Consumers Energy Co. 6.70%, 09/15/2019	10,000,000	11,568,870
Dominion Resources, Inc. 5.20%, 08/15/2019	24,954,000	27,503,301

		39,072,171

Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp. 3.88% (B), 04/15/2019 (C)	5,582,500	3,600,712
Enbridge, Inc. 1.28% (B), 10/01/2016	19,895,000	19,754,482
Energy Transfer Partners, LP 2.50%, 06/15/2018	7,865,000	7,698,537
Exxon Mobil Corp. 1.71%, 03/01/2019	9,765,000	9,899,386
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.83%, 09/30/2016 (A)	3,090,005	3,147,016
YPF SA 8.50%, 03/23/2021 (A) (C)	1,743,000	1,821,435

		45,921,568

Pharmaceuticals - 2.0%
Actavis Funding SCS
1.89% (B), 03/12/2020	8,500,000	8,490,327
3.00%, 03/12/2020	7,000,000	7,150,073
Johnson & Johnson 1.88%, 12/05/2019	20,650,000	21,177,277
Pfizer, Inc. 6.20%, 03/15/2019	9,565,000	10,846,002
Zoetis, Inc. 1.88%, 02/01/2018	16,115,000	16,097,935

		63,761,614

Real Estate Investment Trusts - 3.4%
Government Properties Income Trust 3.75%, 08/15/2019	24,795,000	25,310,538
Highwoods Realty, LP 5.85%, 03/15/2017	21,465,000	22,222,564
Hospitality Properties Trust 6.70%, 01/15/2018	13,666,000	14,356,338
Simon Property Group, LP 10.35%, 04/01/2019	21,362,000	26,240,910
Vereit Operating Partnership, LP 3.00%, 02/06/2019	21,352,000	20,924,960

		109,055,310

Real Estate Management & Development - 0.4%
First Industrial, LP 7.50%, 12/01/2017, MTN	11,650,000	12,578,843

Road & Rail - 1.3%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	20,284,000	20,791,100
7.13%, 10/15/2020 (A)	18,266,000	20,640,580

		41,431,680

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp. 2.38%, 11/01/2017 (C)	$ 17,635,000	$ 17,792,110

Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co. 2.37% (B), 10/05/2017 (A)	30,000,000	30,190,890

Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	20,000,000	23,163,420

Tobacco - 1.4%
Altria Group, Inc. 9.70%, 11/10/2018	19,607,000	23,594,672
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	18,489,000	22,053,975

		45,648,647

Trading Companies & Distributors - 0.3%
International Lease Finance Corp. 6.75%, 09/01/2016 (A)	9,130,000	9,255,537

Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	9,700,000	10,257,750

Total Corporate Debt Securities (Cost $2,035,503,510)		2,034,520,124

LOAN ASSIGNMENTS - 1.3%
Food & Staples Retailing - 0.2%
Albertson’s, LLC Term Loan B2, 5.50% (B), 03/21/2019	8,270,045	8,277,430

Food Products - 0.0% (G)
Aramark Services, Inc.
Extended Synthetic LOC 2,
3.65% (B), 07/26/2016	8,301	8,135
Extended Synthetic LOC 3,
3.65% (B), 07/26/2016	19,501	19,160

		27,295

Health Care Providers & Services - 0.3%
Community Health Systems, Inc. Term Loan G, 3.75% (B), 12/31/2019	8,478,643	8,338,508

Personal Products - 0.2%
Revlon Consumer Products Corp. Term Loan B, 3.25% (B), 11/20/2017	8,182,859	8,172,631

Technology Hardware, Storage & Peripherals - 0.6%
Dell, Inc. Term Loan C, 3.75% (B), 10/29/2018	18,072,229	18,063,445

Total Loan Assignments (Cost $42,611,862)		42,879,309

MORTGAGE-BACKED SECURITIES - 19.9%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A, 4.08%, 03/13/2031 (A)	8,938,452	9,063,709

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B,
2.63% (B), 12/15/2031 (A)	$ 10,000,000	$ 9,951,328
Series 2014-INLD, Class C,
3.04% (B), 12/15/2029 (A)	16,200,000	15,929,847
Series 2014-IP, Class D,
2.81% (B), 06/15/2028 (A)	11,000,000	10,905,566
Banc of America Funding Trust Series 2010-R4, Class 1A1, 5.50%, 07/26/2036 (A)	823,314	832,682
Banc of America Re-REMIC Trust Series 2010-UB3, Class A4B1, 5.71% (B), 06/15/2049 (A)	7,970,000	8,137,989
BBCMS Trust Series 2014-BXO, Class C, 2.43% (B), 08/15/2027 (A)	10,000,000	9,874,866
BCAP LLC Trust
Series 2009-RR13, Class 2A3,
5.50% (B), 02/26/2036 (A)	419,484	422,219
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	3,239,793	3,370,849
Series 2009-RR6, Class 2A1,
2.74% (B), 08/26/2035 (A)	3,529,431	3,487,543
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	2,531,754	2,569,010
Series 2010-RR7, Class 5A6,
5.50%, 10/26/2036 (A)	3,249,290	3,297,916
Series 2012-RR2, Class 7A3,
2.74% (B), 09/26/2035 (A)	2,372,376	2,365,502
Series 2012-RR4, Class 2A5,
2.27% (B), 04/26/2037 (A)	3,622,256	3,605,987
Series 2012-RR5, Class 6A1,
2.88% (B), 10/26/2035 (A)	1,856,196	1,864,198
BHMS Mortgage Trust Series 2014-ATLS, Class CFL, 2.89% (B), 07/05/2033 (A)	15,000,000	14,528,509
BLCP Hotel Trust Series 2014-CLRN, Class C, 2.38% (B), 08/15/2029 (A)	10,000,000	9,807,443
BNPP Mortgage Securities LLC Series 2009-1, Class A1, 6.00%, 08/27/2037 (A)	1,212,129	1,228,624
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class B,
2.18% (B), 08/15/2026 (A)	15,000,000	15,006,712
Series 2013-BOCA, Class C,
2.58% (B), 08/15/2026 (A)	10,745,000	10,758,472
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	2,900,000	2,981,809
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,000,000	3,084,720
CD Commercial Mortgage Trust Series 2007-CD4, Class A1A, 5.29% (B), 12/11/2049	8,604,164	8,784,657
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class C, 2.93% (B), 12/15/2027 (A)	15,000,000	14,774,283

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGWF Commercial Mortgage Trust Series 2013-RKWH, Class C, 2.73% (B), 11/15/2030 (A)	$ 15,000,000	$ 14,953,281
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D,
2.18% (B), 06/15/2033 (A)	18,000,000	17,992,606
Series 2014-388G, Class E,
2.78% (B), 06/15/2033 (A)	15,000,000	14,981,190
Citigroup Mortgage Loan Trust
Series 2009-10, Class 6A1,
2.94% (B), 09/25/2034 (A)	470,845	468,142
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (A)	1,843,044	1,850,825
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (A)	2,030,695	2,046,880
Series 2010-8, Class 6A62,
3.50%, 12/25/2036 (A)	1,253,049	1,256,548
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	9,110,874	9,347,978
COMM Mortgage Trust
Series 2014-PAT, Class D,
2.59% (B), 08/13/2027 (A)	15,000,000	14,529,577
Series 2014-PAT, Class E,
3.59% (B), 08/13/2027 (A)	5,000,000	4,855,749
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A,
5.36%, 02/15/2040	13,379,623	13,608,917
Series 2007-C4, Class AAB,
6.14% (B), 09/15/2039	1,073,923	1,081,139
Series 2007-C5, Class A4,
5.70% (B), 09/15/2040	4,962,674	5,122,640
CSMC Trust
Series 2010-15R, Class 4A1,
3.50% (B), 04/26/2035 (A)	3,852,603	3,870,675
Series 2010-18R, Class 1A11,
2.64% (B), 08/26/2035 (A)	799,567	795,232
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (A)	6,956,848	6,899,102
Series 2010-RR2, Class 1B,
5.51% (B), 04/15/2047 (A)	11,000,000	11,193,581
Series 2010-RR4, Class 2B,
5.47% (B), 09/18/2039 (A)	8,250,000	8,253,641
Series 2015-DEAL, Class B,
2.28% (B), 04/15/2029 (A)	16,120,000	15,693,073
Series 2015-DEAL, Class D,
3.53% (B), 04/15/2029 (A)	10,000,000	9,719,319
Series 2015-SAND, Class C,
2.58% (B), 08/15/2030 (A)	4,000,000	3,901,587
GP Portfolio Trust
Series 2014-GPP, Class C,
2.38% (B), 02/15/2027 (A)	13,000,000	12,848,698
Series 2014-GPP, Class D,
3.18% (B), 02/15/2027 (A)	10,000,000	9,723,568
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	9,163,146	9,049,254
Series 2016-ICE2, Class B,
3.68% (B), 02/15/2033 (A)	11,000,000	11,020,621

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust Series 2013-HLF, Class DFL, 3.19% (B), 11/05/2030 (A)	$ 4,578,908	$ 4,575,965
Hyatt Hotel Portfolio Trust Series 2015-HYT, Class C, 2.53% (B), 11/15/2029 (A)	6,900,000	6,800,971
Impac CMB Trust Series 2007-A, Class A, 0.69% (B), 05/25/2037 (A)	10,905,583	9,855,348
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
2.77% (B), 12/26/2037 (A)	1,372,321	1,358,477
Series 2009-R2, Class 3A,
2.95% (B), 01/26/2047 (A)	342,996	341,265
Series 2009-R7, Class 11A1,
2.61% (B), 03/26/2037 (A)	1,199,348	1,180,159
Series 2009-R7, Class 12A1,
2.76% (B), 08/26/2036 (A)	88,218	87,921
Series 2009-R7, Class 4A1,
2.68% (B), 09/26/2034 (A)	421,109	415,302
Series 2009-R9, Class 1A1,
2.42% (B), 08/26/2046 (A)	3,418,756	3,432,868
Series 2010-R8, Class 2A1,
2.74%, 10/26/2036 (A)	1,396,427	1,395,358
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	10,000,000	10,062,900
Series 2014-INN, Class C,
2.13% (B), 06/15/2029 (A)	19,365,000	18,915,505
Series 2015-CSMO, Class C,
2.68% (B), 01/15/2032 (A)	15,000,000	14,832,261
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR2, Class MLB, 5.81% (B), 06/15/2050 (A)	10,000,000	10,264,704
JPMorgan Re-REMIC Trust
Series 2009-11, Class 1A1,
2.91% (B), 02/26/2037 (A)	2,879,055	2,849,353
Series 2009-7, Class 8A1,
3.03% (B), 01/27/2047 (A)	21,626	21,914
Series 2010-4, Class 7A1,
1.99% (B), 08/26/2035 (A)	214,505	214,335
Series 2010-5, Class 2A2,
3.80% (B), 07/26/2035 (A)	3,713,272	3,767,409
Lehman Brothers Small Balance Commercial Series 2005-1A, Class A, 0.69% (B), 02/25/2030 (A)	5,494,528	5,060,955
MASTR Alternative Loan Trust Series 2003-4, Class 1A1, 5.00%, 05/25/2018	2,843,868	2,870,904
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B,
5.99% (B), 08/12/2045 (A)	17,864,000	18,274,627
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	8,568,610	8,678,791
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A, 4.00%, 07/25/2060 (A)	9,126,356	8,187,254

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	$ 5,544,690	$ 5,713,702
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	7,046,760	7,254,080
ORES LLC Series 2014-LV3, Class A, 3.00%, 03/27/2024 (A)	1,809,824	1,809,824
RBSCF Trust
Series 2009-RR2, Class CWB,
5.22% (B), 08/16/2048 (A)	4,000,000	4,029,932
Series 2010-RR3, Class CSCA,
5.47%, 09/16/2039 (A)	5,434,486	5,431,504
RBSSP Resecuritization Trust Series 2013-2, Class 2A1, 0.62% (B), 12/20/2036 (A)	12,445,379	11,599,070
SCG Trust
Series 2013-SRP1, Class AJ,
2.38% (B), 11/15/2026 (A)	18,985,000	18,940,698
Series 2013-SRP1, Class B,
2.93% (B), 11/15/2026 (A)	20,000,000	19,590,854
Springleaf Mortgage Loan Trust Series 2013-2A, Class A, 1.78% (B), 12/25/2065 (A)	2,317,255	2,316,234
Station Place Securitization Trust Series 2014-4,Class A, 2.69% (B), 12/16/2016 (A)	30,000,000	30,000,000
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ, 5.54% (B), 08/15/2039	1,561,330	1,569,313
Towd Point Mortgage Trust Series 2015-4, Class A1B, 2.75% (B), 04/25/2055 (A)	12,106,698	12,118,194
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1,
2.84% (B), 09/27/2035 (A)	588,964	588,274
Series 2010-RR4, Class 1A1,
2.85% (B), 12/27/2046 (A)	2,680,427	2,678,933
Series 2011-RR3, Class A1,
2.88% (B), 03/27/2037 (A)	7,636,273	7,502,832

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2003-G, Class A1, 2.62% (B), 06/25/2033	$ 581,899	$ 582,614

Total Mortgage-Backed Securities (Cost $646,793,858)		636,868,867

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal Home Loan Mortgage Corp. 2.52% (B), 08/01/2037	406,754	430,272

Total U.S. Government Agency Obligation (Cost $412,458)		430,272

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (H)	32,331,833	32,331,833

Total Securities Lending Collateral (Cost $32,331,833)		32,331,833

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.03% (H), dated 04/29/2016, to be repurchased at $56,609,475 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 10/31/2021, and with a value of $57,746,000.	$ 56,609,334	56,609,334

Total Repurchase Agreement (Cost $56,609,334)		56,609,334

Total Investments (Cost $3,229,319,127) (I)		3,220,935,996
Net Other Assets (Liabilities) - (0.4)%		(12,904,134)

Net Assets - 100.0%		$ 3,208,031,862

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$417,296,257	$—	$417,296,257
Corporate Debt Securities	—	2,034,520,124	—	2,034,520,124
Loan Assignments	—	42,879,309	—	42,879,309
Mortgage-Backed Securities	—	636,868,867	—	636,868,867
U.S. Government Agency Obligation	—	430,272	—	430,272
Securities Lending Collateral	32,331,833	—	—	32,331,833
Repurchase Agreement	—	56,609,334	—	56,609,334

Total Investments	$32,331,833	$3,188,604,163	$—	$3,220,935,996

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $1,453,495,501, representing 45.3% of the Fund’s net assets.
(B)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(C)	All or a portion of the security is on loan. The total value of all securities on loan is $31,677,618. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the total aggregate value of Regulation S securities is $17,890,211, representing 0.6% of the Fund’s net assets.
(F)	Step coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2016; the maturity date disclosed is the ultimate maturity date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at April 30, 2016.
(I)	Aggregate cost for federal income tax purposes is $3,229,319,127. Aggregate gross unrealized appreciation and depreciation for all securities is $21,353,820 and $29,736,951, respectively. Net unrealized depreciation for tax purposes is $8,383,131.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	4,030	$ 308,618
Ducommun, Inc. (A)	13,630	216,853
Triumph Group, Inc. (B)	9,755	352,936

		878,407

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (A)	8,145	325,311

Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (A)	21,125	327,649
Cooper Tire & Rubber Co.	8,490	293,245
Dana Holding Corp.	22,885	295,903
Superior Industries International, Inc.	13,745	359,019

		1,275,816

Banks - 5.5%
Banc of California, Inc.	18,975	386,141
BankUnited, Inc.	9,050	312,225
BBCN Bancorp, Inc.	20,995	327,942
Brookline Bancorp, Inc.	23,505	267,487
Customers Bancorp, Inc. (A)	11,195	290,846
Eagle Bancorp, Inc. (A)	6,620	335,634
Enterprise Financial Services Corp.	7,310	200,075
Great Western Bancorp, Inc.	11,895	374,930
Hanmi Financial Corp., Class B	14,545	336,280
Heartland Financial USA, Inc.	6,830	228,873
Heritage Financial Corp.	11,785	217,433
National Bank Holdings Corp., Class A	14,470	289,255
Pacific Premier Bancorp, Inc. (A)	11,435	265,978
Preferred Bank	7,330	232,801
State Bank Financial Corp.	10,995	229,576
SVB Financial Group (A)	3,120	325,354
Western Alliance Bancorp (A)	9,860	360,679

		4,981,509

Biotechnology - 1.0%
AMAG Pharmaceuticals, Inc. (A) (B)	12,305	326,329
Myriad Genetics, Inc. (A)	7,850	282,600
PDL Biopharma, Inc.	90,300	340,431

		949,360

Building Products - 0.3%
Universal Forest Products, Inc.	3,770	288,970

Capital Markets - 1.0%
Legg Mason, Inc.	9,580	307,614
Stifel Financial Corp. (A)	10,815	355,921
Waddell & Reed Financial, Inc., Class A (B)	13,855	281,811

		945,346

Chemicals - 2.2%
Cabot Corp.	6,560	320,062
HB Fuller Co.	7,685	343,673
Innospec, Inc.	6,725	325,221
Koppers Holdings, Inc. (A)	13,690	344,030
Minerals Technologies, Inc.	5,720	342,628
Stepan Co.	5,455	334,337

		2,009,951

Commercial Services & Supplies - 4.1%
ACCO Brands Corp. (A)	40,040	381,982
Brady Corp., Class A	11,280	298,807
Brink’s Co.	10,190	344,830

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Ennis, Inc.	15,040	$ 293,882
Essendant, Inc.	9,120	280,805
Herman Miller, Inc.	10,190	307,432
Pitney Bowes, Inc.	15,730	329,858
Quad/Graphics, Inc.	25,355	318,205
R.R. Donnelley & Sons Co.	19,205	334,167
Steelcase, Inc., Class A	22,375	341,442
Tetra Tech, Inc.	10,610	311,934
Viad Corp.	7,025	208,994

		3,752,338

Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	31,155	299,399
Comtech Telecommunications Corp.	9,705	234,861
Digi International, Inc. (A)	20,975	221,706
Extreme Networks, Inc. (A)	66,610	233,801
Ixia (A)	26,050	263,626
NETGEAR, Inc. (A)	7,755	328,812
Polycom, Inc. (A)	26,305	314,345

		1,896,550

Construction & Engineering - 3.7%
AECOM (A)	10,440	339,196
Aegion Corp., Class A (A)	15,505	329,171
Chicago Bridge & Iron Co. NV, Class Y	8,915	358,829
Comfort Systems USA, Inc., Class A	9,925	292,688
EMCOR Group, Inc.	6,345	307,606
Jacobs Engineering Group, Inc. (A)	7,730	344,603
KBR, Inc.	21,240	330,494
MasTec, Inc. (A)	16,525	374,457
Quanta Services, Inc. (A)	14,700	348,684
Tutor Perini Corp. (A)	20,110	318,140

		3,343,868

Consumer Finance - 0.8%
Navient Corp.	26,980	368,817
Nelnet, Inc., Class A	7,845	328,784

		697,601

Containers & Packaging - 0.7%
Greif, Inc., Class A	9,350	324,445
Sonoco Products Co.	6,690	313,694

		638,139

Diversified Consumer Services - 2.0%
American Public Education, Inc. (A)	11,135	257,887
Capella Education Co.	6,505	359,791
DeVry Education Group, Inc. (B)	15,020	260,597
K12, Inc. (A)	25,795	317,021
Regis Corp. (A)	20,645	282,217
Strayer Education, Inc. (A)	6,510	323,156

		1,800,669

Diversified Telecommunication Services - 0.7%
Inteliquent, Inc.	18,545	307,662
Vonage Holdings Corp. (A)	66,050	308,453

		616,115

Electric Utilities - 1.0%
ALLETE, Inc.	5,555	312,135
Great Plains Energy, Inc.	10,055	314,018
OGE Energy Corp. (B)	10,855	321,199

		947,352

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.8%
General Cable Corp.	25,020	$ 391,313
Regal Beloit Corp.	5,445	350,767

		742,080

Electronic Equipment, Instruments & Components - 5.5%
AVX Corp.	17,430	230,425
Benchmark Electronics, Inc. (A)	14,110	274,016
Celestica, Inc. (A)	23,395	251,028
Coherent, Inc. (A)	3,470	324,098
CTS Corp.	13,990	231,814
II-VI, Inc. (A)	12,950	270,267
Insight Enterprises, Inc. (A)	10,530	260,196
Methode Electronics, Inc.	10,795	320,935
MTS Systems Corp.	5,710	321,016
Orbotech, Ltd. (A)	12,855	309,548
Plexus Corp. (A)	8,165	340,971
QLogic Corp. (A)	22,625	296,161
Sanmina Corp. (A)	14,080	332,992
SYNNEX Corp.	3,465	286,105
Tech Data Corp. (A)	4,270	293,306
VeriFone Systems, Inc. (A) (B)	11,675	332,271
Vishay Intertechnology, Inc. (B)	24,285	295,306

		4,970,455

Energy Equipment & Services - 2.9%
Ensco PLC, Class A	34,115	408,015
Hornbeck Offshore Services, Inc. (A)	34,335	403,093
Matrix Service Co. (A)	17,825	335,823
McDermott International, Inc. (A)	83,495	379,067
Nabors Industries, Ltd.	31,545	309,141
Rowan Cos. PLC, Class A	21,690	407,989
Superior Energy Services, Inc.	22,660	382,048

		2,625,176

Food & Staples Retailing - 1.0%
SpartanNash Co.	10,565	292,651
SUPERVALU, Inc. (A)	56,170	282,535
United Natural Foods, Inc. (A)	9,330	332,801

		907,987

Food Products - 1.0%
Dean Foods Co. (B)	17,670	304,454
Fresh Del Monte Produce, Inc.	7,195	311,256
Lancaster Colony Corp.	2,900	337,850

		953,560

Gas Utilities - 0.3%
Southwest Gas Corp.	4,715	306,051

Health Care Equipment & Supplies - 3.7%
Analogic Corp.	3,860	304,902
AngioDynamics, Inc. (A)	19,700	241,325
Anika Therapeutics, Inc. (A)	6,315	288,343
CONMED Corp.	7,550	312,721
Haemonetics Corp. (A)	8,880	287,978
ICU Medical, Inc., Class B (A)	3,075	305,471
LeMaitre Vascular, Inc.	13,935	231,042
Meridian Bioscience, Inc. (B)	14,850	283,784
Merit Medical Systems, Inc. (A)	15,700	317,925
Natus Medical, Inc. (A)	10,030	319,656
OraSure Technologies, Inc. (A)	40,730	292,441
SurModics, Inc. (A)	10,885	219,006

		3,404,594

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 6.8%
Aceto Corp.	13,900	$ 311,777
Addus HomeCare Corp. (A)	12,030	222,555
Almost Family, Inc. (A)	7,040	295,750
Amedisys, Inc. (A)	7,150	368,153
Amsurg Corp., Class A (A)	4,140	335,257
Chemed Corp.	2,300	298,494
Cross Country Healthcare, Inc. (A)	26,145	324,982
Healthways, Inc. (A)	28,020	326,433
Kindred Healthcare, Inc.	24,180	356,897
Landauer, Inc. (B)	6,540	227,200
LHC Group, Inc. (A)	8,570	345,714
LifePoint Health, Inc. (A)	4,635	313,141
Magellan Health, Inc. (A)	4,700	331,162
Molina Healthcare, Inc. (A)	5,000	258,800
Owens & Minor, Inc. (B)	7,185	261,462
PharMerica Corp. (A)	13,140	310,630
Triple-S Management Corp., Class B (A)	12,515	325,890
US Physical Therapy, Inc.	6,280	313,121
VCA, Inc. (A)	5,550	349,483
WellCare Health Plans, Inc. (A)	3,435	309,116

		6,186,017

Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (A)	23,470	314,498
Computer Programs & Systems, Inc. (B)	5,755	295,404
HMS Holdings Corp. (A)	21,660	365,838
Omnicell, Inc. (A)	11,190	356,513
Quality Systems, Inc.	21,215	298,707

		1,630,960

Hotels, Restaurants & Leisure - 1.4%
Bob Evans Farms, Inc.	6,815	310,355
Brinker International, Inc. (B)	6,525	302,238
Cheesecake Factory, Inc.	5,850	298,409
Isle of Capri Casinos, Inc. (A)	24,460	364,454

		1,275,456

Household Durables - 1.1%
Ethan Allen Interiors, Inc.	10,535	358,612
La-Z-Boy, Inc.	11,900	307,853
ZAGG, Inc. (A)	38,635	309,466

		975,931

Household Products - 0.4%
Central Garden & Pet Co., Class A (A)	21,535	350,805

Independent Power & Renewable Electricity Producers - 0.4%
NRG Energy, Inc. (B)	26,240	396,224

Insurance - 3.1%
Argo Group International Holdings, Ltd.	5,455	299,861
Aspen Insurance Holdings, Ltd.	6,665	308,923
Assurant, Inc.	3,870	327,286
Employers Holdings, Inc.	10,480	311,256
Kemper Corp.	10,660	330,034
Old Republic International Corp.	16,995	314,237
Primerica, Inc. (B)	6,830	338,495
Selective Insurance Group, Inc.	8,740	303,365
Validus Holdings, Ltd.	6,640	306,038

		2,839,495

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.	12,040	310,391

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 0.9%
DHI Group, Inc. (A)	30,440	$ 216,428
EarthLink Holdings Corp.	56,650	329,137
Monster Worldwide, Inc. (A)	98,485	315,152

		860,717

IT Services - 2.7%
CACI International, Inc., Class A (A)	3,220	309,603
Convergys Corp. (B)	11,215	297,198
CSG Systems International, Inc.	7,600	337,288
Hackett Group, Inc.	17,550	261,144
ManTech International Corp., Class A	9,940	335,972
Sykes Enterprises, Inc. (A)	10,525	306,804
TeleTech Holdings, Inc.	9,485	263,588
Teradata Corp. (A) (B)	12,235	309,545

		2,421,142

Leisure Products - 0.7%
Brunswick Corp., Class B	6,825	327,805
Smith & Wesson Holding Corp. (A)	12,995	283,681

		611,486

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc., Class A (A)	2,225	315,616
Bruker Corp.	10,945	309,743
Cambrex Corp. (A)	7,490	361,318
Charles River Laboratories International, Inc. (A)	3,800	301,226
ICON PLC (A)	4,140	279,781
Luminex Corp. (A)	14,195	285,319
PAREXEL International Corp. (A)	4,665	285,032

		2,138,035

Machinery - 2.9%
AGCO Corp.	5,875	314,136
Alamo Group, Inc.	4,785	270,065
Altra Industrial Motion Corp.	10,355	297,189
FreightCar America, Inc., Class A	19,840	340,256
Joy Global, Inc.	21,255	452,731
Kadant, Inc.	5,615	265,870
Kennametal, Inc.	14,160	331,061
Wabash National Corp. (A)	24,710	352,118

		2,623,426

Media - 0.2%
Harte-Hanks, Inc.	88,170	160,469

Metals & Mining - 2.7%
Commercial Metals Co.	20,090	360,013
Haynes International, Inc.	8,265	310,185
Kaiser Aluminum Corp.	3,735	354,190
Materion Corp.	11,620	336,864
Reliance Steel & Aluminum Co.	4,680	346,180
Schnitzer Steel Industries, Inc., Class A	17,995	371,057
Steel Dynamics, Inc.	14,705	370,713

		2,449,202

Multi-Utilities - 0.7%
Avista Corp.	7,645	306,335
MDU Resources Group, Inc. (B)	16,260	326,176

		632,511

Multiline Retail - 0.4%
Big Lots, Inc.	7,085	324,918

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 1.6%
Aegean Marine Petroleum Network, Inc.	27,570	$ 221,663
Alon USA Energy, Inc. (B)	29,695	311,797
DHT Holdings, Inc.	50,245	288,406
REX American Resources Corp., Class A (A)	5,915	321,599
Tsakos Energy Navigation, Ltd.	49,740	316,346

		1,459,811

Paper & Forest Products - 0.7%
Domtar Corp.	7,665	296,176
P.H. Glatfelter Co.	15,010	344,179

		640,355

Personal Products - 0.3%
Medifast, Inc.	9,365	295,278

Pharmaceuticals - 0.4%
SciClone Pharmaceuticals, Inc. (A)	25,690	339,108

Professional Services - 1.3%
FTI Consulting, Inc. (A)	8,675	349,603
ICF International, Inc. (A)	8,555	336,810
Kforce, Inc.	13,330	253,403
Resources Connection, Inc.	15,975	235,951

		1,175,767

Real Estate Investment Trusts - 9.4%
Agree Realty Corp.	7,820	303,260
ARMOUR Residential REIT, Inc. (B)	15,085	321,009
Ashford Hospitality Trust, Inc.	53,620	299,736
Blackstone Mortgage Trust, Inc., Class A	11,840	325,363
CBL & Associates Properties, Inc.	25,680	299,942
Corrections Corp. of America	9,915	301,614
DiamondRock Hospitality Co.	32,215	287,036
Dynex Capital, Inc. (B)	33,690	218,985
EPR Properties	4,705	309,965
First Potomac Realty Trust	28,550	240,106
Geo Group, Inc.	9,940	318,378
Getty Realty Corp.	10,710	210,773
Gladstone Commercial Corp.	14,430	242,857
Hersha Hospitality Trust, Class A	15,085	290,990
Hospitality Properties Trust	11,975	306,440
Invesco Mortgage Capital, Inc.	25,870	332,430
Lexington Realty Trust	38,035	333,947
Liberty Property Trust, Series C	9,915	346,033
Medical Properties Trust, Inc. (B)	25,155	334,813
MFA Financial, Inc.	42,980	296,992
Piedmont Office Realty Trust, Inc., Class A	15,680	312,189
PS Business Parks, Inc.	3,175	304,038
RLJ Lodging Trust (B)	13,690	288,448
Ryman Hospitality Properties, Inc.	6,120	315,364
Saul Centers, Inc.	3,945	209,795
Senior Housing Properties Trust	18,100	318,198
Tanger Factory Outlet Centers, Inc.	9,110	319,579
Two Harbors Investment Corp.	37,245	291,628
Washington Real Estate Investment Trust	10,475	300,318

		8,580,226

Road & Rail - 0.3%
ArcBest Corp.	14,095	269,074

Semiconductors & Semiconductor Equipment - 1.9%
Alpha & Omega Semiconductor, Ltd. (A)	20,865	271,036
FormFactor, Inc., Class A (A)	35,765	275,391

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	7,970	$ 285,804
Rudolph Technologies, Inc. (A)	20,850	289,189
Silicon Laboratories, Inc. (A)	6,920	323,856
Teradyne, Inc.	14,550	275,141

		1,720,417

Software - 0.3%
Mentor Graphics Corp.	15,050	300,398

Specialty Retail - 6.4%
Abercrombie & Fitch Co., Class A	10,765	287,748
American Eagle Outfitters, Inc.	20,115	287,846
Caleres, Inc.	11,855	298,865
Chico’s FAS, Inc.	25,295	318,970
Children’s Place, Inc.	4,395	342,415
Citi Trends, Inc.	12,040	216,238
DSW, Inc., Class A	11,655	286,363
Express, Inc. (A)	16,085	292,425
Finish Line, Inc., Class A	15,805	312,149
Francesca’s Holdings Corp. (A)	17,140	284,524
Guess?, Inc.	18,115	332,410
Haverty Furniture Cos., Inc.	11,870	221,613
Hibbett Sports, Inc. (A)	9,180	331,398
Kirkland’s, Inc.	14,250	233,985
Pier 1 Imports, Inc. (B)	46,325	319,179
Rent-A-Center, Inc.	21,695	318,917
Shoe Carnival, Inc.	8,615	220,802
Urban Outfitters, Inc. (A)	10,975	332,762
Vitamin Shoppe, Inc. (A) (B)	10,465	286,427
Zumiez, Inc. (A)	17,805	298,768

		5,823,804

Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. (A)	6,645	251,646
Logitech International SA	18,515	284,761

		536,407

Textiles, Apparel & Luxury Goods - 1.2%
Culp, Inc.	8,830	231,699
Movado Group, Inc.	11,465	323,428
Perry Ellis International, Inc. (A)	11,385	216,884
Wolverine World Wide, Inc.	18,235	345,553

		1,117,564

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.5%
First Defiance Financial Corp., Class A	5,320	$ 210,566
HomeStreet, Inc. (A)	12,300	265,065

		475,631

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	7,795	357,245
DXP Enterprises, Inc. (A) (B)	11,820	258,267
WESCO International, Inc. (A) (B)	5,615	330,106

		945,618

Total Common Stocks (Cost $87,536,209)		89,123,848

MASTER LIMITED PARTNERSHIPS - 0.6%
Capital Markets - 0.4%
Lazard, Ltd., Class A	8,725	314,537

Diversified Financial Services - 0.2%
Compass Diversified Holdings	13,425	215,874

Total Master Limited Partnerships (Cost $515,341)		530,411

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	6,126,995	6,126,995

Total Securities Lending Collateral (Cost $6,126,995)		6,126,995

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $3,193,157 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $3,261,775.	$ 3,193,149	3,193,149

Total Repurchase Agreement (Cost $3,193,149)		3,193,149

Total Investments (Cost $97,371,694) (D)		98,974,403
Net Other Assets (Liabilities) - (8.6)%		(7,818,965)

Net Assets - 100.0%		$ 91,155,438

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$89,123,848	$—	$—	$89,123,848
Master Limited Partnerships	530,411	—	—	530,411
Securities Lending Collateral	6,126,995	—	—	6,126,995
Repurchase Agreement	—	3,193,149	—	3,193,149

Total Investments	$95,781,254	$3,193,149	$—	$98,974,403

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $5,970,981. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $97,371,694. Aggregate gross unrealized appreciation and depreciation for all securities is $6,514,386 and $4,911,677, respectively. Net unrealized appreciation for tax purposes is $1,602,709.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Auto Components - 3.8%
Dorman Products, Inc. (A) (B)	80,470	$ 4,328,481
Drew Industries, Inc.	94,520	6,127,732
Motorcar Parts of America, Inc. (A)	136,011	4,361,873

		14,818,086

Banks - 9.9%
BancorpSouth, Inc.	169,850	3,989,777
Pinnacle Financial Partners, Inc.	207,650	10,210,151
PrivateBancorp, Inc., Class A	279,480	11,629,163
South State Corp.	126,580	8,858,068
Texas Capital Bancshares, Inc. (A)	76,659	3,512,515

		38,199,674

Biotechnology - 2.3%
Eagle Pharmaceuticals, Inc. (A) (B)	98,300	3,721,638
Repligen Corp. (A)	193,670	5,159,369

		8,881,007

Building Products - 3.2%
AAON, Inc.	43,220	1,146,194
Advanced Drainage Systems, Inc. (B)	191,180	4,420,082
Trex Co., Inc. (A) (B)	145,230	6,891,164

		12,457,440

Commercial Services & Supplies - 1.2%
Knoll, Inc.	196,008	4,576,787

Communications Equipment - 1.7%
Ruckus Wireless, Inc. (A)	484,830	6,661,564

Diversified Financial Services - 3.0%
MarketAxess Holdings, Inc.	93,395	11,465,170

Diversified Telecommunication Services - 2.0%
Cogent Communications Holdings, Inc. (B)	196,235	7,594,295

Food Products - 6.8%
B&G Foods, Inc. (B)	167,620	6,907,620
Calavo Growers, Inc.	133,820	7,650,489
J&J Snack Foods Corp.	58,173	5,883,036
TreeHouse Foods, Inc. (A)	66,280	5,859,152

		26,300,297

Health Care Equipment & Supplies - 4.2%
Cantel Medical Corp.	107,810	7,222,192
Neogen Corp. (A)	137,320	6,486,997
Vascular Solutions, Inc. (A)	69,922	2,443,774

		16,152,963

Health Care Providers & Services - 3.2%
Aceto Corp. (B)	280,360	6,288,475
Providence Service Corp. (A)	119,380	5,949,899

		12,238,374

Health Care Technology - 2.1%
Medidata Solutions, Inc. (A) (B)	183,230	7,994,325

Hotels, Restaurants & Leisure - 5.5%
Popeyes Louisiana Kitchen, Inc. (A) (B)	194,990	10,482,662
Sonic Corp. (B)	311,640	10,711,067

		21,193,729

Internet Software & Services - 3.2%
LogMeIn, Inc. (A) (B)	113,320	6,765,204
SPS Commerce, Inc. (A)	112,508	5,730,032

		12,495,236

IT Services - 4.3%
Luxoft Holding, Inc., Class A (A) (B)	64,550	3,731,635

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
MAXIMUS, Inc., Class A	240,190	$ 12,706,051

		16,437,686

Life Sciences Tools & Services - 7.8%
Cambrex Corp. (A)	229,550	11,073,492
ICON PLC (A)	148,496	10,035,360
PRA Health Sciences, Inc. (A) (B)	190,280	9,028,786

		30,137,638

Oil, Gas & Consumable Fuels - 4.4%
Callon Petroleum Co. (A)	358,118	3,763,820
Matador Resources Co. (A) (B)	192,170	4,141,264
Memorial Resource Development Corp. (A)	377,830	4,942,016
PDC Energy, Inc. (A) (B)	67,160	4,216,976

		17,064,076

Personal Products - 0.7%
Inter Parfums, Inc.	92,049	2,818,540

Pharmaceuticals - 6.2%
Prestige Brands Holdings, Inc. (A) (B)	226,610	12,866,916
Supernus Pharmaceuticals, Inc. (A)	594,154	10,195,683
Teligent, Inc. (A) (B)	152,647	842,611

		23,905,210

Professional Services - 3.1%
WageWorks, Inc. (A)	219,340	11,813,652

Road & Rail - 2.7%
Knight Transportation, Inc. (B)	240,870	6,399,916
Saia, Inc. (A) (B)	139,400	4,031,448

		10,431,364

Semiconductors & Semiconductor Equipment - 2.1%
CEVA, Inc. (A)	90,850	2,095,001
Silicon Laboratories, Inc. (A)	128,660	6,021,288

		8,116,289

Software - 7.3%
BroadSoft, Inc. (A)	75,230	2,946,383
Callidus Software, Inc. (A)	336,890	6,165,087
Ellie Mae, Inc. (A)	137,680	11,510,048
Pegasystems, Inc.	99,271	2,619,761
Qualys, Inc. (A) (B)	196,610	4,950,640

		28,191,919

Specialty Retail - 2.4%
Monro Muffler Brake, Inc. (B)	133,575	9,246,062

Textiles, Apparel & Luxury Goods - 5.5%
G-III Apparel Group, Ltd. (A)	237,263	10,736,151
Steven Madden, Ltd., Class B (A)	295,520	10,346,155

		21,082,306

Total Common Stocks (Cost $303,648,993)		380,273,689

SECURITIES LENDING COLLATERAL - 15.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	59,895,064	59,895,064

Total Securities Lending Collateral (Cost $59,895,064)		59,895,064

Total Investments (Cost $363,544,057) (D)		440,168,753
Net Other Assets (Liabilities) - (14.2)%		(54,619,931)

Net Assets - 100.0%		$ 385,548,822

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$380,273,689	$—	$—	$380,273,689
Securities Lending Collateral	59,895,064	—	—	59,895,064

Total Investments	$440,168,753	$—	$—	$440,168,753

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $58,523,235. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $363,544,057. Aggregate gross unrealized appreciation and depreciation for all securities is $86,483,503 and $9,858,807, respectively. Net unrealized appreciation for tax purposes is $76,624,696.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Airlines - 0.8%
Hawaiian Holdings, Inc. (A)	55,830	$ 2,348,768

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (A)	250,873	3,891,040

Banks - 15.3%
1st Source Corp.	51,277	1,765,980
Banc of California, Inc.	220,110	4,479,239
Cardinal Financial Corp.	76,202	1,686,350
CenterState Banks, Inc.	266,174	4,335,974
Customers Bancorp, Inc. (A)	170,520	4,430,110
Glacier Bancorp, Inc.	186,550	4,829,780
Great Southern Bancorp, Inc.	65,591	2,483,275
Hanmi Financial Corp., Class B	182,820	4,226,798
International Bancshares Corp.	150,735	3,947,750
Investors Bancorp, Inc.	403,700	4,662,735
Popular, Inc.	133,510	3,967,917
TriCo Bancshares	132,077	3,555,513
Western Alliance Bancorp (A)	47,540	1,739,013

		46,110,434

Building Products - 0.9%
Griffon Corp.	178,999	2,829,974

Capital Markets - 1.3%
Evercore Partners, Inc., Class A	75,370	3,892,107

Chemicals - 2.2%
Cabot Corp.	90,290	4,405,249
Rayonier Advanced Materials, Inc.	214,610	2,199,753

		6,605,002

Commercial Services & Supplies - 2.9%
Deluxe Corp. (B)	88,130	5,532,802
Multi-Color Corp.	52,980	3,169,793

		8,702,595

Communications Equipment - 1.1%
Ixia (A)	335,200	3,392,224

Construction & Engineering - 1.6%
EMCOR Group, Inc.	101,020	4,897,450

Containers & Packaging - 1.7%
Owens-Illinois, Inc. (A) (B)	279,080	5,151,817

Electric Utilities - 1.7%
PNM Resources, Inc. (B)	158,200	5,011,776

Electronic Equipment, Instruments & Components - 2.6%
ePlus, Inc. (A)	52,454	4,216,777
Orbotech, Ltd. (A)	156,710	3,773,577

		7,990,354

Energy Equipment & Services - 3.1%
Dril-Quip, Inc., Class A (A) (B)	50,210	3,254,612
Oceaneering International, Inc.	77,480	2,839,642
Rowan Cos. PLC, Class A (B)	169,390	3,186,226

		9,280,480

Food Products - 1.0%
John B Sanfilippo & Son, Inc.	54,468	3,013,714

Gas Utilities - 3.6%
ONE Gas, Inc. (B)	84,767	4,956,326
Southwest Gas Corp.	91,260	5,923,687

		10,880,013

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.2%
Merit Medical Systems, Inc. (A)	177,600	$ 3,596,400

Health Care Providers & Services - 3.3%
HealthSouth Corp.	80,740	3,347,480
LHC Group, Inc. (A)	87,310	3,522,085
Molina Healthcare, Inc. (A) (B)	61,930	3,205,497

		10,075,062

Hotels, Restaurants & Leisure - 2.8%
Bloomin’ Brands, Inc.	241,860	4,522,782
Ruth’s Hospitality Group, Inc.	241,770	3,839,307

		8,362,089

Household Durables - 1.5%
Helen of Troy, Ltd. (A)	45,520	4,530,606

Household Products - 1.1%
Central Garden & Pet Co., Class A (A)	201,775	3,286,915

Insurance - 4.5%
American Equity Investment Life Holding Co.	262,040	3,668,560
Employers Holdings, Inc.	185,805	5,518,408
Selective Insurance Group, Inc.	124,917	4,335,869

		13,522,837

Internet Software & Services - 1.4%
j2 Global, Inc. (B)	65,140	4,137,693

IT Services - 1.4%
Convergys Corp. (B)	155,729	4,126,818

Leisure Products - 1.3%
Nautilus, Inc., Class A (A)	224,836	3,966,107

Life Sciences Tools & Services - 1.9%
INC Research Holdings, Inc., Class A (A)	117,150	5,638,429

Machinery - 1.4%
Timken Co.	115,130	4,102,082

Multi-Utilities - 1.8%
Black Hills Corp.	91,040	5,516,114

Multiline Retail - 1.0%
Big Lots, Inc.	64,900	2,976,314

Oil, Gas & Consumable Fuels - 0.8%
Alon USA Energy, Inc. (B)	229,080	2,405,340

Paper & Forest Products - 1.1%
Neenah Paper, Inc.	53,430	3,477,759

Pharmaceuticals - 1.5%
Prestige Brands Holdings, Inc. (A)	77,610	4,406,696

Professional Services - 0.4%
TrueBlue, Inc. (A)	68,238	1,275,368

Real Estate Investment Trusts - 15.4%
DCT Industrial Trust, Inc.	155,290	6,269,057
First Industrial Realty Trust, Inc.	198,860	4,561,848
Highwoods Properties, Inc.	87,310	4,079,996
Mack-Cali Realty Corp.	140,710	3,596,548
Monogram Residential Trust, Inc.	570,547	5,779,641
Ryman Hospitality Properties, Inc.	59,400	3,060,882
Starwood Property Trust, Inc.	157,740	3,053,846
STORE Capital Corp.	188,040	4,826,987
Sun Communities, Inc.	77,980	5,292,503
Urban Edge Properties	222,370	5,768,278

		46,289,586

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.3%
Rudolph Technologies, Inc. (A)	282,816	$ 3,922,658

Software - 1.5%
VASCO Data Security International, Inc. (A)	264,820	4,589,331

Specialty Retail - 2.3%
Caleres, Inc.	138,742	3,497,686
Urban Outfitters, Inc. (A)	118,610	3,596,255

		7,093,941

Thrifts & Mortgage Finance - 2.8%
First Defiance Financial Corp., Class A	77,461	3,065,906
Washington Federal, Inc.	218,640	5,310,766

		8,376,672

Trading Companies & Distributors - 2.8%
Aircastle, Ltd.	203,711	4,420,529
MRC Global, Inc. (A)	284,600	3,978,708

		8,399,237

Total Common Stocks (Cost $269,639,429)		288,071,802

MASTER LIMITED PARTNERSHIP - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Tallgrass Energy Partners, LP	69,960	2,875,356

Total Master Limited Partnership (Cost $2,698,348)		2,875,356

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	27,275,300	$ 27,275,300

Total Securities Lending Collateral (Cost $27,275,300)		27,275,300

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $12,025,761 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.63%, due 11/15/2020, and with a value of $12,267,550.	$ 12,025,731	12,025,731

Total Repurchase Agreement (Cost $12,025,731)		12,025,731

Total Investments (Cost $311,638,808) (D)		330,248,189
Net Other Assets (Liabilities) - (9.6)%		(28,875,370)

Net Assets - 100.0%		$ 301,372,819

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$288,071,802	$—	$—	$288,071,802
Master Limited Partnership	2,875,356	—	—	2,875,356
Securities Lending Collateral	27,275,300	—	—	27,275,300
Repurchase Agreement	—	12,025,731	—	12,025,731

Total Investments	$318,222,458	$12,025,731	$—	$330,248,189

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $26,616,125. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $311,638,808. Aggregate gross unrealized appreciation and depreciation for all securities is $26,560,424 and $7,951,043, respectively. Net unrealized appreciation for tax purposes is $18,609,381.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.9%
Aerovironment, Inc. (A) (B)	77,939	$ 2,250,878
Curtiss-Wright Corp.	30,500	2,335,690
Orbital ATK, Inc.	26,062	2,267,394

		6,853,962

Airlines - 0.6%
Alaska Air Group, Inc. (B)	73,300	5,162,519

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (A)	89,500	1,388,145
Dana Holding Corp. (B)	92,000	1,189,560
Gentex Corp. (B)	96,000	1,539,840
Stoneridge, Inc. (A)	93,000	1,326,180

		5,443,725

Banks - 7.3%
Berkshire Hills Bancorp, Inc.	99,831	2,709,413
First Citizens BancShares, Inc., Class A (B)	22,363	5,702,565
First Community Bancshares, Inc.	181,440	3,775,766
First Republic Bank, Class A	33,000	2,320,560
Hanmi Financial Corp., Class B	69,500	1,606,840
KeyCorp	873,920	10,740,477
Lakeland Bancorp, Inc., Class A	322,000	3,570,980
Sandy Spring Bancorp, Inc.	135,500	3,873,945
Sterling Bancorp	668,070	10,916,264
Umpqua Holdings Corp.	116,500	1,844,195
Union Bankshares Corp.	49,200	1,299,372
United Community Banks, Inc.	106,000	2,133,780
Washington Trust Bancorp, Inc.	49,821	1,824,943
Webster Financial Corp.	140,210	5,137,295
Wilshire Bancorp, Inc.	160,500	1,728,585

		59,184,980

Building Products - 1.5%
Caesarstone Sdot-Yam, Ltd. (A) (B)	124,000	4,591,720
Continental Building Products, Inc. (A)	214,500	4,206,345
Gibraltar Industries, Inc. (A)	21,500	568,675
Owens Corning	59,820	2,755,907
Quanex Building Products Corp.	5,500	103,620

		12,226,267

Capital Markets - 4.0%
E*TRADE Financial Corp. (A)	549,305	13,831,500
Invesco, Ltd.	299,515	9,287,960
Janus Capital Group, Inc. (B)	151,500	2,211,900
Legg Mason, Inc.	54,600	1,753,206
Piper Jaffray Cos. (A)	50,500	2,106,355
Stifel Financial Corp. (A)	60,000	1,974,600
Waddell & Reed Financial, Inc., Class A (B)	44,500	905,130

		32,070,651

Chemicals - 2.6%
Albemarle Corp. (B)	140,375	9,287,210
Celanese Corp., Series A	150,260	10,623,382
FutureFuel Corp.	81,500	916,060

		20,826,652

Commercial Services & Supplies - 0.8%
HNI Corp.	59,500	2,601,340
Knoll, Inc.	66,500	1,552,775
Tetra Tech, Inc.	65,000	1,911,000

		6,065,115

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.5%
Harmonic, Inc. (A) (B)	213,000	$ 736,980
KVH Industries, Inc. (A)	309,000	3,015,840
NETGEAR, Inc. (A)	13,618	577,403

		4,330,223

Construction & Engineering - 2.4%
Comfort Systems USA, Inc., Class A	94,300	2,780,907
EMCOR Group, Inc.	69,000	3,345,120
Granite Construction, Inc.	66,500	2,965,235
KBR, Inc.	658,050	10,239,258

		19,330,520

Consumer Finance - 1.3%
Synchrony Financial (A)	351,831	10,755,474

Containers & Packaging - 2.1%
Berry Plastics Group, Inc. (A)	227,640	8,199,593
International Paper Co.	194,095	8,398,490

		16,598,083

Diversified Financial Services - 1.3%
Voya Financial, Inc.	322,225	10,462,646

Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (A)	314,605	16,441,257

Electric Utilities - 2.5%
Exelon Corp.	310,505	10,895,621
PG&E Corp.	160,860	9,362,052

		20,257,673

Electrical Equipment - 0.9%
Eaton Corp. PLC	60,764	3,844,538
Regal Beloit Corp.	55,000	3,543,100

		7,387,638

Electronic Equipment, Instruments & Components - 3.8%
Belden, Inc.	26,500	1,673,210
Benchmark Electronics, Inc. (A)	41,800	811,756
Coherent, Inc. (A)	20,100	1,877,340
Control4 Corp. (A) (B)	560,500	4,153,305
Daktronics, Inc.	91,500	796,050
Orbotech, Ltd. (A)	252,500	6,080,200
QLogic Corp. (A)	123,800	1,620,542
Rofin-Sinar Technologies, Inc. (A)	86,010	2,768,662
Universal Display Corp., Class A (A) (B)	77,500	4,519,025
VeriFone Systems, Inc. (A)	134,015	3,814,067
Vishay Intertechnology, Inc. (B)	199,000	2,419,840

		30,533,997

Energy Equipment & Services - 1.3%
Nabors Industries, Ltd.	350,936	3,439,173
Precision Drilling Corp. (B)	986,935	5,132,062
Superior Energy Services, Inc.	126,960	2,140,545

		10,711,780

Food Products - 2.1%
ConAgra Foods, Inc.	89,060	3,968,514
J&J Snack Foods Corp.	10,000	1,011,300
J.M. Smucker, Co.	18,900	2,399,922
Pinnacle Foods, Inc.	223,795	9,531,429

		16,911,165

Health Care Equipment & Supplies - 2.7%
AngioDynamics, Inc. (A)	166,500	2,039,625

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (A)	589,430	$ 12,920,305
DENTSPLY SIRONA, Inc.	46,545	2,774,082
Globus Medical, Inc., Class A (A) (B)	99,295	2,486,347
Greatbatch, Inc. (A)	47,907	1,667,164

		21,887,523

Health Care Providers & Services - 3.6%
AMN Healthcare Services, Inc. (A) (B)	42,300	1,502,073
Amsurg Corp., Class A (A) (B)	122,840	9,947,583
Centene Corp. (A)	153,317	9,499,522
HealthSouth Corp.	65,000	2,694,900
PharMerica Corp. (A)	96,600	2,283,624
WellCare Health Plans, Inc. (A)	32,000	2,879,680

		28,807,382

Health Care Technology - 0.3%
Omnicell, Inc. (A)	85,500	2,724,030

Hotels, Restaurants & Leisure - 1.9%
Churchill Downs, Inc. (B)	26,000	3,488,680
MGM Resorts International (A)	418,875	8,922,038
Wyndham Worldwide Corp. (B)	42,795	3,036,305

		15,447,023

Household Durables - 2.7%
Harman International Industries, Inc.	33,700	2,586,812
Helen of Troy, Ltd. (A) (B)	23,800	2,368,814
KB Home (B)	249,610	3,387,208
La-Z-Boy, Inc.	91,000	2,354,170
Newell Brands, Inc.	239,670	10,914,572

		21,611,576

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	29,500	3,351,200

Insurance - 3.6%
Allstate Corp.	90,835	5,908,817
Aspen Insurance Holdings, Ltd.	49,000	2,271,150
Endurance Specialty Holdings, Ltd.	88,457	5,659,479
Selective Insurance Group, Inc.	185,000	6,421,350
United Fire Group, Inc.	146,043	6,545,647
Validus Holdings, Ltd.	47,500	2,189,275

		28,995,718

Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	64,500	1,420,290

Internet Software & Services - 0.3%
IAC/InterActiveCorp	44,500	2,062,130

IT Services - 1.8%
CoreLogic, Inc. (A)	72,640	2,577,267
Global Payments, Inc. (B)	129,045	9,314,468
Sykes Enterprises, Inc. (A)	81,500	2,375,725

		14,267,460

Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (A)	83,759	6,639,576

Machinery - 4.3%
Allison Transmission Holdings, Inc., Class A	164,300	4,733,483
Altra Industrial Motion Corp.	66,500	1,908,550
Columbus McKinnon Corp.	32,000	528,320
Douglas Dynamics, Inc. (B)	101,500	2,325,365
Ingersoll-Rand PLC	44,620	2,924,395

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
ITT Corp.	264,447	$ 10,146,831
Mueller Industries, Inc.	85,000	2,682,600
NN, Inc. (B)	59,702	897,918
Oshkosh Corp. (B)	28,500	1,392,225
Stanley Black & Decker, Inc.	39,640	4,436,509
Watts Water Technologies, Inc., Class A	53,500	2,989,045

		34,965,241

Media - 1.9%
AMC Networks, Inc., Class A (A) (B)	19,500	1,271,985
CBS Corp., Class B	91,880	5,137,011
Starz, Class A (A) (B)	94,000	2,557,740
TEGNA, Inc.	280,940	6,562,758

		15,529,494

Metals & Mining - 1.6%
Kaiser Aluminum Corp.	28,500	2,702,655
Nucor Corp.	205,712	10,240,343

		12,942,998

Multi-Utilities - 2.9%
Ameren Corp.	66,980	3,215,040
Black Hills Corp. (B)	93,287	5,652,259
DTE Energy Co.	37,390	3,333,693
NorthWestern Corp. (B)	96,000	5,456,640
Public Service Enterprise Group, Inc.	131,915	6,085,239

		23,742,871

Oil, Gas & Consumable Fuels - 5.8%
Alon USA Energy, Inc. (B)	82,500	866,250
Callon Petroleum Co. (A) (B)	109,500	1,150,845
Devon Energy Corp., Class A	224,155	7,773,695
Energen Corp.	185,715	7,891,030
Gulfport Energy Corp. (A) (B)	91,000	2,848,300
Hess Corp.	153,870	9,173,730
Newfield Exploration Co. (A)	206,215	7,475,294
REX American Resources Corp., Class A (A) (B)	38,500	2,093,245
Tesoro Corp.	53,855	4,291,705
Western Refining, Inc.	55,000	1,471,800
WPX Energy, Inc. (A) (B)	209,885	2,027,489

		47,063,383

Paper & Forest Products - 0.6%
Domtar Corp.	74,000	2,859,360
P.H. Glatfelter Co.	69,000	1,582,170

		4,441,530

Pharmaceuticals - 0.4%
Nektar Therapeutics (A) (B)	203,133	3,185,125

Professional Services - 0.6%
FTI Consulting, Inc. (A)	21,000	846,300
Heidrick & Struggles International, Inc.	65,500	1,292,315
On Assignment, Inc. (A)	67,000	2,416,020

		4,554,635

Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc.	114,680	10,659,506
Brandywine Realty Trust	239,500	3,580,525
Community Healthcare Trust, Inc.	175,500	3,194,100
DiamondRock Hospitality Co.	392,000	3,492,720
DuPont Fabros Technology, Inc.	84,345	3,358,618

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
EPR Properties (B)	58,100	$ 3,827,628
Liberty Property Trust, Series C	286,260	9,990,474
National Retail Properties, Inc.	74,000	3,238,240
Physicians Realty Trust	205,000	3,716,650
Piedmont Office Realty Trust, Inc., Class A	75,500	1,503,205
SL Green Realty Corp. (B)	107,155	11,259,847
Summit Hotel Properties, Inc. (B)	367,500	4,189,500
Sunstone Hotel Investors, Inc.	434,103	5,560,860

		67,571,873

Real Estate Management & Development - 1.6%
CBRE Group, Inc., Class A (A)	426,535	12,638,232

Road & Rail - 0.6%
AMERCO	13,300	4,681,600

Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc., Class A	374,390	7,663,763
Brooks Automation, Inc., Class A	239,000	2,260,940
Cohu, Inc.	165,300	1,910,868
Entegris, Inc. (A)	238,000	3,163,020
First Solar, Inc. (A) (B)	57,970	3,237,045
GSI Technology, Inc. (A) (B)	26,318	103,956
Lam Research Corp.	82,610	6,311,404
Microsemi Corp. (A) (B)	155,475	5,253,500
MKS Instruments, Inc.	49,000	1,757,140
Qorvo, Inc. (A)	58,824	2,648,845
Sigma Designs, Inc. (A)	361,000	2,285,130
Silicon Motion Technology Corp., ADR (B)	93,000	3,585,150
Skyworks Solutions, Inc. (B)	25,660	1,714,601
Xcerra Corp. (A)	414,500	2,445,550
Xilinx, Inc.	79,805	3,438,000

		47,778,912

Software - 1.1%
Activision Blizzard, Inc.	74,785	2,577,839
Nuance Communications, Inc. (A)	256,075	4,399,368
TiVo, Inc. (A)	209,500	2,090,810

		9,068,017

Specialty Retail - 1.8%
Abercrombie & Fitch Co., Class A (B)	144,700	3,867,831
American Eagle Outfitters, Inc.	311,500	4,457,565
Express, Inc. (A) (B)	128,000	2,327,040
Foot Locker, Inc. (B)	37,000	2,273,280
Guess?, Inc. (B)	88,500	1,623,975

		14,549,691

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp. (B)	39,420	1,610,898

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	98,060	9,374,536
Steven Madden, Ltd., Class B (A)	59,500	2,083,095

		11,457,631

Thrifts & Mortgage Finance - 1.8%
Dime Community Bancshares, Inc.	148,500	2,689,335
Oritani Financial Corp.	66,500	1,152,445
Provident Financial Services, Inc. (B)	127,000	2,537,460
TrustCo Bank Corp.	173,500	1,112,135
United Financial Bancorp, Inc.	230,908	2,997,186
Washington Federal, Inc.	163,000	3,959,270

		14,447,831

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (A)	117,220	$ 4,689,972

Total Common Stocks (Cost $709,295,817)		793,688,169

MASTER LIMITED PARTNERSHIP - 0.6%
Capital Markets - 0.6%
Lazard, Ltd., Class A	132,605	4,780,410

Total Master Limited Partnership (Cost $6,186,112)		4,780,410

SECURITIES LENDING COLLATERAL - 12.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	98,327,179	98,327,179

Total Securities Lending Collateral (Cost $98,327,179)		98,327,179

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $8,943,043 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $9,125,813.	$ 8,943,021	8,943,021

Total Repurchase Agreement (Cost $8,943,021)		8,943,021

Total Investments (Cost $822,752,129) (D)		905,738,779
Net Other Assets (Liabilities) - (12.3)%		(99,385,440)

Net Assets - 100.0%		$ 806,353,339

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$793,688,169	$—	$—	$793,688,169
Master Limited Partnership	4,780,410	—	—	4,780,410
Securities Lending Collateral	98,327,179	—	—	98,327,179
Repurchase Agreement	—	8,943,021	—	8,943,021

Total Investments	$896,795,758	$8,943,021	$—	$905,738,779

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $95,830,619. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $822,752,129. Aggregate gross unrealized appreciation and depreciation for all securities is $119,908,833 and $36,922,183, respectively. Net unrealized appreciation for tax purposes is $82,986,650.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 44.8%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	3,100	$ 325,717

Automobiles - 1.3%
Ford Motor Co. (A)	37,000	501,720

Banks - 3.7%
JPMorgan Chase & Co.	6,500	410,800
SunTrust Banks, Inc. (A)	7,800	325,572
US Bancorp	7,825	334,049
Wells Fargo & Co.	8,400	419,832

		1,490,253

Beverages - 0.5%
Coca-Cola Co.	4,125	184,800

Biotechnology - 1.1%
Gilead Sciences, Inc. (A)	5,100	449,871

Capital Markets - 1.0%
Ameriprise Financial, Inc. (A)	4,150	397,985

Chemicals - 0.6%
LyondellBasell Industries NV, Class A	2,900	239,743

Communications Equipment - 1.1%
Cisco Systems, Inc.	15,750	432,967

Consumer Finance - 0.8%
Capital One Financial Corp. (A)	4,600	332,994

Diversified Telecommunication Services - 1.5%
AT&T, Inc. (A)	7,775	301,825
Verizon Communications, Inc.	5,925	301,820

		603,645

Electric Utilities - 1.6%
PPL Corp. (A)	9,700	365,108
Southern Co. (A)	5,300	265,530

		630,638

Electrical Equipment - 0.8%
Eaton Corp. PLC (A)	5,200	329,004

Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc. (A)	6,000	401,220

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	4,200	332,430

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	4,100	321,686

Hotels, Restaurants & Leisure - 1.2%
Aramark	6,000	201,060
Wyndham Worldwide Corp. (A)	4,000	283,800

		484,860

Household Durables - 0.7%
Whirlpool Corp. (A)	1,600	278,624

Household Products - 1.0%
Procter & Gamble Co. (A)	5,100	408,612

Insurance - 4.0%
Allstate Corp.	5,500	357,775
FNF Group (A)	5,500	175,450
MetLife, Inc.	9,000	405,900
Progressive Corp. (A)	10,700	348,820
Prudential Financial, Inc. (A)	3,800	295,032

		1,582,977

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 0.9%
Alphabet, Inc., Class C (B)	500	$ 346,505

Machinery - 0.8%
Stanley Black & Decker, Inc.	2,750	307,780

Multi-Utilities - 0.9%
National Grid PLC, ADR	5,075	365,451

Multiline Retail - 1.0%
Macy’s, Inc. (A)	4,900	193,991
Target Corp.	2,600	206,700

		400,691

Oil, Gas & Consumable Fuels - 2.2%
Exxon Mobil Corp. (A)	1,500	132,600
Occidental Petroleum Corp.	2,575	197,374
Royal Dutch Shell PLC, Class B, ADR (A)	4,075	217,401
Valero Energy Corp. (A)	3,575	210,460
Williams Cos., Inc.	5,250	101,798

		859,633

Pharmaceuticals - 3.9%
AstraZeneca PLC, ADR (A)	7,350	212,856
Johnson & Johnson	4,375	490,350
Novartis AG, ADR	2,725	207,018
Pfizer, Inc.	10,975	358,992
Teva Pharmaceutical Industries, Ltd., ADR	5,500	299,475

		1,568,691

Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc. (A)	29,650	308,953
Crown Castle International Corp. (A)	3,700	321,456

		630,409

Road & Rail - 0.6%
Union Pacific Corp.	2,500	218,075

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp. (A)	14,000	423,920
QUALCOMM, Inc.	6,900	348,588

		772,508

Software - 2.1%
Microsoft Corp. (A)	8,275	412,674
Oracle Corp. (A)	10,325	411,555

		824,229

Specialty Retail - 2.0%
Foot Locker, Inc. (A)	5,800	356,352
Home Depot, Inc.	3,200	428,448

		784,800

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	7,200	674,928

Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	11,000	165,330

Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc., Class B (A)	5,000	194,400

Total Common Stocks (Cost $18,379,498)		17,843,176

PREFERRED STOCKS - 12.6%
Banks - 3.9%
Banc of California, Inc. Series D, 7.38%	10,000	264,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
Bank of America Corp. Series W, 6.63%	13,000	$ 347,360
Citigroup, Inc. Series J, 7.13% (A) (C)	12,000	335,520
First Republic Bank 7.00%	21,000	579,180

		1,526,560

Consumer Finance - 1.4%
Capital One Financial Corp. Series D, 6.70%	20,000	548,800

Insurance - 3.0%
Aspen Insurance Holdings, Ltd. 7.25%	8,000	211,440
Kemper Corp. 7.38%	19,484	528,991
Maiden Holdings North America, Ltd. 7.75%	15,600	418,080
Maiden Holdings, Ltd. Series A, 8.25%	1,400	36,694

		1,195,205

Real Estate Investment Trusts - 4.3%
Colony Capital, Inc. Series B, 7.50%	8,250	202,043
Corporate Office Properties Trust Series L, 7.38% (A)	15,250	394,365
Digital Realty Trust, Inc. Series H, 7.38%	14,000	389,200
DuPont Fabros Technology, Inc. Series B, 7.63% (A)	10,000	254,500
NorthStar Realty Finance Corp. Series E, 8.75%	10,350	243,742
Taubman Centers, Inc. Series J, 6.50% (A)	9,000	241,650

		1,725,500

Total Preferred Stocks (Cost $4,847,531)		4,996,065

	Principal	Value
CORPORATE DEBT SECURITIES - 41.8%
Aerospace & Defense - 0.9%
Triumph Group, Inc. 5.25%, 06/01/2022	$ 400,000	372,000

Auto Components - 0.9%
Cooper Tire & Rubber Co. 8.00%, 12/15/2019	300,000	340,500

Banks - 1.3%
Wells Fargo & Co. 7.98% (C), 03/15/2018 (D)	500,000	520,000

Building Products - 1.7%
GCP Applied Technologies, Inc. 9.50%, 02/01/2023 (E)	250,000	273,750
Gibraltar Industries, Inc. 6.25%, 02/01/2021	400,000	406,000

		679,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.4%
Blue Cube Spinco, Inc. 9.75%, 10/15/2023 (E)	$ 500,000	$ 570,625

Commercial Services & Supplies - 2.1%
ADT Corp. 6.25%, 10/15/2021 (A)	300,000	310,356
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 05/15/2023 (E) (F)	500,000	518,750

		829,106

Construction & Engineering - 1.1%
Tutor Perini Corp. 7.63%, 11/01/2018 (A)	425,000	421,813

Construction Materials - 1.1%
Vulcan Materials Co. 7.50%, 06/15/2021	350,000	421,750

Consumer Finance - 1.9%
Ally Financial, Inc. 8.00%, 03/15/2020	300,000	340,125
Navient Corp. 7.25%, 01/25/2022, MTN	400,000	394,000

		734,125

Diversified Financial Services - 1.7%
Credit Acceptance Corp. 7.38%, 03/15/2023	200,000	189,500
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 6.00%, 08/01/2020	500,000	498,800

		688,300

Diversified Telecommunication Services - 1.3%
CenturyLink, Inc. 7.50%, 04/01/2024	250,000	250,625
Frontier Communications Corp.
8.50%, 04/15/2020	135,000	142,762
10.50%, 09/15/2022 (E)	125,000	128,609

		521,996

Energy Equipment & Services - 2.5%
Regency Energy Partners, LP / Regency Energy Finance Corp. 6.50%, 07/15/2021	300,000	306,369
Sabine Pass LNG, LP 6.50%, 11/01/2020	275,000	286,687
SEACOR Holdings, Inc. 7.38%, 10/01/2019	443,000	405,345

		998,401

Food Products - 0.9%
Post Holdings, Inc. 7.38%, 02/15/2022	350,000	368,813

Health Care Providers & Services - 2.1%
Centene Corp. 6.13%, 02/15/2024 (E)	500,000	527,500
CHS / Community Health Systems, Inc. 8.00%, 11/15/2019 (A)	303,000	304,894

		832,394

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 1.0%
Viking Cruises, Ltd. 8.50%, 10/15/2022 (E)	$ 400,000	$ 376,000

Household Durables - 1.6%
Meritage Homes Corp.
7.00%, 04/01/2022	353,000	378,592
7.15%, 04/15/2020	225,000	239,625

		618,217

Machinery - 0.7%
Meritor, Inc. 6.75%, 06/15/2021	300,000	283,500

Media - 1.1%
Cablevision Systems Corp. 8.63%, 09/15/2017	400,000	424,000

Metals & Mining - 0.9%
Kaiser Aluminum Corp. 8.25%, 06/01/2020	353,000	367,120

Multiline Retail - 1.0%
Dillard’s, Inc. 7.88%, 01/01/2023	350,000	413,166

Oil, Gas & Consumable Fuels - 2.8%
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023 (E)	500,000	487,500
8.25%, 02/15/2020	225,000	234,562
Valero Energy Corp. 8.75%, 06/15/2030	300,000	380,818

		1,102,880

Paper & Forest Products - 0.8%
Boise Cascade Co. 6.38%, 11/01/2020	336,000	335,580

Real Estate Management & Development - 1.3%
Mobile Mini, Inc. 7.88%, 12/01/2020	480,000	499,200

Road & Rail - 1.0%
Hertz Corp. 6.75%, 04/15/2019	400,000	407,092

Semiconductors & Semiconductor Equipment - 0.9%
Microsemi Corp. 9.13%, 04/15/2023 (E)	324,000	356,400

Specialty Retail - 2.5%
Foot Locker, Inc. 8.50%, 01/15/2022	380,000	448,400
L Brands, Inc. 7.00%, 05/01/2020	200,000	231,000
Rent-A-Center, Inc. 6.63%, 11/15/2020	375,000	332,812

		1,012,212

Technology Hardware, Storage & Peripherals - 1.9%
Diebold, Inc. 8.50%, 04/15/2024 (E)	500,000	506,250
Western Digital Corp. 10.50%, 04/01/2024 (E)	250,000	243,125

		749,375

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp. 7.75%, 11/15/2023	100,000	116,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc. 7.00%, 03/15/2021	$ 500,000	$ 533,125

Trading Companies & Distributors - 1.3%
United Rentals North America, Inc.
7.63%, 04/15/2022	300,000	320,250
8.25%, 02/01/2021	201,000	209,543

		529,793

Wireless Telecommunication Services - 0.5%
T-Mobile USA, Inc. 6.63%, 11/15/2020	200,000	207,000

Total Corporate Debt Securities (Cost $16,753,430)		16,630,233

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (G)	8,934,842	8,934,842

Total Securities Lending Collateral (Cost $8,934,842)		8,934,842

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (G), dated 04/29/2016, to be repurchased at $406,899 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $419,225.	$ 406,898	406,898

Total Repurchase Agreement (Cost $406,898)		406,898

Total Investments (Cost $49,322,199) (H)		48,811,214
Net Other Assets (Liabilities) - (22.6)%		(8,982,213)

Net Assets - 100.0%		$ 39,829,001

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$17,843,176	$—	$—	$17,843,176
Preferred Stocks	4,996,065	—	—	4,996,065
Corporate Debt Securities	—	16,630,233	—	16,630,233
Securities Lending Collateral	8,934,842	—	—	8,934,842
Repurchase Agreement	—	406,898	—	406,898

Total Investments	$31,774,083	$17,037,131	$—	$48,811,214

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $8,734,420. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $3,988,509, representing 10.0% of the Fund’s net assets.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(G)	Rate disclosed reflects the yield at April 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $49,322,199. Aggregate gross unrealized appreciation and depreciation for all securities is $1,104,280 and $1,615,265, respectively. Net unrealized depreciation for tax purposes is $510,985.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.2%
Ally Auto Receivables Trust Series 2015-2, Class A3, 1.49%, 11/15/2019	$ 2,000,000	$ 2,004,081
American Express Credit Account Master Trust Series 2014-3, Class A, 1.49%, 04/15/2020	825,000	830,311
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class C,
1.57%, 01/08/2019	1,000,000	999,545
Series 2013-3, Class D,
3.00%, 07/08/2019	1,800,000	1,820,735
Atrium XII Series 12A, Class F, 8.14% (A), 10/22/2026 (B) (C)	2,000,000	1,542,178
Avery Point VII CLO, Ltd. Series 2015-7A, Class F, 8.59% (A), 01/15/2028 (B) (C)	1,700,000	1,313,745
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A, 1.92%, 09/20/2019 (B)	1,000,000	994,944
BA Credit Card Trust Series 2015-A2, Class A, 1.36%, 09/15/2020	362,000	363,500
CarMax Auto Owner Trust Series 2014-2, Class C, 2.08%, 01/15/2020	206,000	205,691
Chase Issuance Trust Series 2014-A5, Class A5, 0.80% (A), 04/15/2021	225,000	225,067
Dell Equipment Finance Trust Series 2015-1, Class A3, 1.30%, 03/23/2020 (B)	278,000	277,070
Discover Card Execution Note Trust Series 2013-A6, Class A6, 0.88% (A), 04/15/2021	2,000,000	2,004,399
Ford Credit Auto Owner Trust Series 2015-2, Class A, 2.44%, 01/15/2027 (B)	400,000	406,122
Hyundai Auto Receivables Trust Series 2015-B, Class C, 2.30%, 07/15/2022	1,000,000	997,360
OHA Credit Partners XI, Ltd. Series 2015-11A, Class F, 8.73% (A), 10/20/2028 (B) (C)	2,000,000	1,606,498
Santander Drive Auto Receivables Trust Series 2014-5, Class C, 2.46%, 06/15/2020	500,000	502,674
Synchrony Credit Card Master Note Trust Series 2016-1, Class A, 2.04%, 03/15/2022	250,000	251,688
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4, 1.39%, 05/20/2021	920,000	908,694
Wendys Funding LLC
Series 2015-1A, Class A23,
4.50%, 06/15/2045 (B)	255,715	252,416

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wendys Funding LLC (continued)
Series 2015-1A, Class A2I,
3.37%, 06/15/2045 (B)	$ 724,360	$ 713,495

Total Asset-Backed Securities (Cost $18,783,795)		18,220,213

CORPORATE DEBT SECURITIES - 49.1%
Aerospace & Defense - 1.1%
BAE Systems Holdings, Inc. 3.80%, 10/07/2024 (B)	598,000	618,983
Lockheed Martin Corp. 1.85%, 11/23/2018	600,000	608,382
Moog, Inc. 5.25%, 12/01/2022 (B)	215,000	217,150
Orbital ATK, Inc. 5.50%, 10/01/2023 (B)	251,000	263,550
Triumph Group, Inc. 5.25%, 06/01/2022	125,000	116,250

		1,824,315

Airlines - 0.2%
United Airlines Pass-Through Trust 5.38%, 02/15/2023	306,560	319,589

Auto Components - 0.1%
TI Group Automotive Systems LLC 8.75%, 07/15/2023 (B)	225,000	220,500

Automobiles - 0.3%
BMW US Capital LLC 1.50%, 04/11/2019 (B)	240,000	240,506
Hyundai Capital America 2.40%, 10/30/2018 (B)	239,000	240,933

		481,439

Banks - 13.2%
Bank of America Corp.
2.63%, 04/19/2021, MTN	700,000	704,669
6.11%, 01/29/2037	207,000	240,522
Barclays PLC
6.63% (A), 09/15/2019 (D) (E)	900,000	823,500
8.25% (A), 12/15/2018 (E)	1,000,000	1,002,534
BNP Paribas SA 7.63% (A), 03/30/2021 (B) (D) (E)	1,775,000	1,814,938
Citigroup, Inc. 4.40%, 06/10/2025	248,000	255,964
Credit Agricole SA
4.38%, 03/17/2025 (B) (D)	271,000	270,122
8.13% (A), 12/23/2025 (B) (D) (E)	2,253,000	2,326,222
Fifth Third Bancorp 2.88%, 07/27/2020	298,000	302,291
Fifth Third Bank 2.30%, 03/15/2019	235,000	237,461
First Horizon National Corp. 3.50%, 12/15/2020	232,000	232,868
HSBC Holdings PLC
3.40%, 03/08/2021 (D)	200,000	207,158
5.63% (A), 01/17/2020 (D) (E)	1,500,000	1,451,250
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	467,000	439,517
7.70% (A), 09/17/2025 (B) (D) (E)	1,726,000	1,596,550

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. 2.55%, 10/29/2020	$ 299,000	$ 303,248
Lloyds Banking Group PLC 7.50% (A), 06/27/2024 (D) (E)	1,900,000	1,883,850
National Bank of Canada 2.10%, 12/14/2018	310,000	313,425
Nordea Bank AB 5.50% (A), 09/23/2019 (B) (D) (E)	1,500,000	1,471,575
Regions Financial Corp. 7.38%, 12/10/2037	309,000	394,253
Royal Bank of Canada 4.65%, 01/27/2026, MTN	200,000	208,430
Royal Bank of Scotland Group PLC 8.00% (A), 08/10/2025 (E)	1,810,000	1,734,771
Royal Bank of Scotland NV 4.65%, 06/04/2018 (D)	483,000	495,786
Societe Generale SA
7.88% (A), 12/18/2023 (B) (D) (E)	1,500,000	1,424,250
8.00% (A), 09/29/2025 (B) (D) (E)	506,000	500,940
Standard Chartered PLC 6.50% (A), 04/02/2020 (B) (D) (E)	700,000	645,750
US Bank NA 1.45%, 01/29/2018, MTN	250,000	251,349

		21,533,193

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 1.90%, 02/01/2019	400,000	405,733
Coca-Cola Co. 0.88%, 10/27/2017 (D)	299,000	299,251
Pernod Ricard SA 2.95%, 01/15/2017 (B) (D)	354,000	357,781

		1,062,765

Biotechnology - 0.6%
AbbVie, Inc. 2.50%, 05/14/2020	371,000	377,339
Biogen, Inc. 2.90%, 09/15/2020	331,000	343,010
Celgene Corp. 2.13%, 08/15/2018	331,000	335,470

		1,055,819

Capital Markets - 3.9%
Credit Suisse Group AG 7.50% (A), 12/11/2023 (B) (D) (E)	2,200,000	2,185,137
Credit Suisse Group Funding Guernsey, Ltd. 2.92% (A), 04/16/2021 (B)	500,000	508,527
Deutsche Bank AG 7.50% (A), 04/30/2025 (D) (E)	600,000	531,000
Goldman Sachs Group, Inc.
1.68% (A), 04/25/2019	250,000	250,165
5.25%, 07/27/2021	267,000	301,857
Morgan Stanley 5.00%, 11/24/2025	289,000	314,561
UBS AG 7.63%, 08/17/2022	1,300,000	1,496,625
UBS Group Funding Jersey, Ltd.
2.95%, 09/24/2020 (B)	299,000	301,678
3.00%, 04/15/2021 (B)	500,000	501,578

		6,391,128

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.0%
A. Schulman, Inc. 6.88%, 06/01/2023 (B)	$ 196,000	$ 196,490
Airgas, Inc. 3.05%, 08/01/2020	106,000	108,220
Ecolab, Inc. 1.45%, 12/08/2017	419,000	419,224
PQ Corp. 6.75%, 11/15/2022 (B) (F)	52,000	53,625
Praxair, Inc. 2.25%, 09/24/2020	299,000	305,020
RPM International, Inc. 5.25%, 06/01/2045	315,000	311,333
Tronox Finance LLC 7.50%, 03/15/2022 (B)	245,000	203,350
Unifrax I LLC / Unifrax Holding Co. 7.50%, 02/15/2019 (B)	80,000	63,400

		1,660,662

Commercial Services & Supplies - 0.5%
Cimpress NV 7.00%, 04/01/2022 (B)	230,000	232,300
Clean Harbors, Inc. 5.13%, 06/01/2021 (B)	129,000	129,968
Gates Global LLC / Gates Global Co. 6.00%, 07/15/2022 (B)	250,000	217,500
Quad / Graphics, Inc. 7.00%, 05/01/2022	372,000	297,600

		877,368

Communications Equipment - 0.3%
Harris Corp.
2.70%, 04/27/2020	383,000	384,114
4.85%, 04/27/2035	140,000	149,748

		533,862

Construction & Engineering - 0.4%
Great Lakes Dredge & Dock Corp. 7.38%, 02/01/2019	319,000	303,848
Weekley Homes LLC / Weekley Finance Corp. 6.00%, 02/01/2023	330,000	306,900

		610,748

Consumer Finance - 1.2%
Ally Financial, Inc. 5.75%, 11/20/2025	507,000	513,337
Altice Financing SA 7.50%, 05/15/2026 (B) (F)	390,000	390,488
Enova International, Inc. 9.75%, 06/01/2021	360,000	270,000
Navient Corp. 5.63%, 08/01/2033, MTN	290,000	204,450
Springleaf Finance Corp. 8.25%, 12/15/2020	71,000	73,219
Synchrony Financial 2.60%, 01/15/2019	500,000	503,622

		1,955,116

Containers & Packaging - 0.4%
Amcor Finance USA, Inc. 3.63%, 04/28/2026 (B)	110,000	110,793

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	$ 160,000	$ 176,000
Owens-Brockway Glass Container, Inc. 5.38%, 01/15/2025 (B)	299,000	306,101

		592,894

Distributors - 0.1%
H&E Equipment Services, Inc. 7.00%, 09/01/2022 (D)	193,000	194,930

Diversified Financial Services - 1.0%
Credit Acceptance Corp. 7.38%, 03/15/2023	310,000	293,725
Drawbridge Special Opportunities Fund, LP / Drawbridge Special Opportunities Finance 5.00%, 08/01/2021 (B)	300,000	280,500
Fly Leasing, Ltd. 6.38%, 10/15/2021	299,000	293,020
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/2017 (D)	239,000	239,432
2.30%, 11/01/2020	77,000	78,700
Quicken Loans, Inc. 5.75%, 05/01/2025 (B)	430,000	404,200

		1,589,577

Diversified Telecommunication Services - 1.6%
AT&T, Inc. 5.80%, 02/15/2019	362,000	402,113
CenturyLink, Inc. 5.63%, 04/01/2025	225,000	204,354
Cogent Communications Group, Inc. 5.38%, 03/01/2022 (B)	370,000	368,150
Frontier Communications Corp. 11.00%, 09/15/2025 (B)	560,000	565,600
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	255,000	283,687
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	260,000	213,200
Verizon Communications, Inc. 4.86%, 08/21/2046	463,000	496,202

		2,533,306

Electric Utilities - 0.5%
Exelon Corp. 2.85%, 06/15/2020	594,000	606,177
Southern Power Co. 1.85%, 12/01/2017	239,000	240,594

		846,771

Electrical Equipment - 0.5%
EnerSys 5.00%, 04/30/2023 (B)	425,000	422,875
General Cable Corp. 5.75%, 10/01/2022	415,000	372,463

		795,338

Electronic Equipment, Instruments & Components - 0.1%
Belden, Inc. 5.25%, 07/15/2024 (B)	150,000	146,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 1.1%
Bristow Group, Inc. 6.25%, 10/15/2022	$ 300,000	$ 246,000
Genesis Energy, LP / Genesis Energy Finance Corp. 5.63%, 06/15/2024	365,000	330,325
Regency Energy Partners, LP / Regency Energy Finance Corp. 5.00%, 10/01/2022	510,000	500,280
Sabine Pass Liquefaction LLC 6.25%, 03/15/2022	300,000	303,750
TerraForm Power Operating LLC 5.88%, 02/01/2023 (B)	450,000	392,625

		1,772,980

Food & Staples Retailing - 0.2%
SUPERVALU, Inc. 7.75%, 11/15/2022 (D)	300,000	264,000

Food Products - 0.8%
Dean Foods Co. 6.50%, 03/15/2023 (B) (D)	265,000	278,250
JBS USA LLC / JBS USA Finance, Inc. 5.88%, 07/15/2024 (B)	325,000	302,250
Tyson Foods, Inc. 2.65%, 08/15/2019	668,000	685,732

		1,266,232

Health Care Providers & Services - 1.5%
Anthem, Inc. 2.25%, 08/15/2019 (D)	495,000	496,922
Cardinal Health, Inc. 2.40%, 11/15/2019 (D)	248,000	251,287
DaVita HealthCare Partners, Inc. 5.13%, 07/15/2024	185,000	188,278
HCA, Inc.
5.25%, 06/15/2026	187,000	194,246
5.38%, 02/01/2025	395,000	403,888
IASIS Healthcare LLC / IASIS Capital Corp. 8.38%, 05/15/2019	479,000	457,445
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (B)	400,000	416,000

		2,408,066

Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.00%, 10/01/2020	285,000	280,012
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 07/01/2019 (B)	375,000	356,719
Golden Nugget Escrow, Inc. 8.50%, 12/01/2021 (B)	210,000	217,875
International Game Technology PLC 6.25%, 02/15/2022 (B)	350,000	356,195
Interval Acquisition Corp. 5.63%, 04/15/2023 (B)	365,000	372,300
NCL Corp., Ltd. 4.63%, 11/15/2020 (B)	255,000	259,144
PF Chang’s China Bistro, Inc. 10.25%, 06/30/2020 (B)	438,000	400,770

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (D)	$ 136,000	$ 145,690
Sabre GLBL, Inc. 5.38%, 04/15/2023 (B)	240,000	244,200
Scientific Games International, Inc. 10.00%, 12/01/2022	320,000	264,480
Viking Cruises, Ltd. 6.25%, 05/15/2025 (B)	435,000	348,000

		3,245,385

Household Durables - 0.2%
Newell Brands, Inc. 3.85%, 04/01/2023	380,000	397,334

Independent Power & Renewable Electricity Producers - 1.0%
AES Corp. 5.50%, 03/15/2024 (D)	550,000	556,875
Dynegy, Inc. 7.38%, 11/01/2022	295,000	291,395
NRG Energy, Inc. 6.25%, 07/15/2022	530,000	519,570
Talen Energy Supply LLC 6.50%, 06/01/2025	335,000	297,339

		1,665,179

Industrial Conglomerates - 0.3%
Danaher Corp.
1.65%, 09/15/2018 (D)	137,000	139,007
3.35%, 09/15/2025	149,000	158,002
Opal Acquisition, Inc. 8.88%, 12/15/2021 (B)	250,000	204,062

		501,071

Insurance - 0.7%
American International Group, Inc. 3.30%, 03/01/2021	510,000	525,776
CNO Financial Group, Inc. 5.25%, 05/30/2025	175,000	180,141
Pricoa Global Funding I 1.35%, 08/18/2017 (B) (D)	175,000	175,165
XLIT, Ltd. 4.45%, 03/31/2025	238,000	239,170

		1,120,252

Internet Software & Services - 0.4%
NetFlix, Inc. 5.88%, 02/15/2025	265,000	277,720
Rackspace Hosting, Inc. 6.50%, 01/15/2024 (B)	395,000	390,556

		668,276

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	668,000	677,128

Machinery - 0.2%
ATS Automation Tooling Systems, Inc. 6.50%, 06/15/2023 (B)	200,000	206,000
JMC Steel Group, Inc. 8.25%, 03/15/2018 (B)	200,000	192,000

		398,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 2.0%
Block Communications, Inc. 7.25%, 02/01/2020 (B)	$ 35,000	$ 35,175
Cable One, Inc. 5.75%, 06/15/2022 (B) (D)	165,000	169,538
CCO Safari II LLC 3.58%, 07/23/2020 (B)	178,000	184,775
CCOH Safari LLC 5.75%, 02/15/2026 (B)	375,000	387,187
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021 (B)	200,000	188,500
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	260,000	252,200
Emerald Expositions Holding, Inc. 9.00%, 06/15/2021 (B)	330,000	320,925
Lee Enterprises, Inc. 9.50%, 03/15/2022 (B) (D)	305,000	307,287
McClatchy Co. 9.00%, 12/15/2022	430,000	412,800
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.88%, 05/15/2024 (B) (F)	32,000	32,800
Numericable-SFR SA 7.38%, 05/01/2026 (B)	400,000	406,000
Omnicom Group, Inc. 3.60%, 04/15/2026	125,000	130,143
Sirius XM Radio, Inc. 5.38%, 04/15/2025 (B)	185,000	189,163
Time, Inc. 5.75%, 04/15/2022 (B)	205,000	195,299

		3,211,792

Metals & Mining - 1.7%
AK Steel Corp.
8.38%, 04/01/2022	150,000	118,125
8.75%, 12/01/2018 (D)	300,000	309,750
Aleris International, Inc. 9.50%, 04/01/2021 (B)	191,000	199,595
ArcelorMittal 7.25%, 02/25/2022 (D)	325,000	341,859
First Quantum Minerals, Ltd. 7.25%, 05/15/2022 (B) (D)	200,000	157,000
FMG Resources Pty, Ltd.
8.25%, 11/01/2019 (B) (D)	215,000	224,578
9.75%, 03/01/2022 (B)	375,000	394,238
Goldcorp, Inc. 3.63%, 06/09/2021	177,000	179,905
Kaiser Aluminum Corp. 5.88%, 05/15/2024 (B) (F)	105,000	107,494
Novelis, Inc. 8.75%, 12/15/2020	225,000	232,313
Steel Dynamics, Inc. 5.13%, 10/01/2021	425,000	434,562

		2,699,419

Multiline Retail - 0.3%
Conn’s, Inc. 7.25%, 07/15/2022	255,000	198,262

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Target Corp. 2.30%, 06/26/2019 (D)	$ 238,000	$ 245,946

		444,208

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp. 6.45%, 09/15/2036	172,000	185,561
Baytex Energy Corp. 5.63%, 06/01/2024 (B)	160,000	121,600
Carrizo Oil & Gas, Inc. 6.25%, 04/15/2023 (D)	232,000	222,720
Columbia Pipeline Group, Inc. 2.45%, 06/01/2018 (B)	595,000	594,272
Denbury Resources, Inc. 5.50%, 05/01/2022	289,000	185,683
Energy Transfer Equity, LP 7.50%, 10/15/2020	295,000	297,212
Exxon Mobil Corp. 1.71%, 03/01/2019	200,000	202,752
Hilcorp Energy I, LP / Hilcorp Finance Co. 5.00%, 12/01/2024 (B) (D)	375,000	348,750
Laredo Petroleum, Inc. 7.38%, 05/01/2022 (D)	231,000	226,380
MEG Energy Corp. 6.38%, 01/30/2023 (B)	470,000	358,084
Murphy Oil USA, Inc. 6.00%, 08/15/2023	300,000	313,686
Newfield Exploration Co. 5.38%, 01/01/2026	225,000	222,750
Noble Energy, Inc. 3.90%, 11/15/2024 (D)	248,000	246,573
Oasis Petroleum, Inc. 6.88%, 03/15/2022 (D)	340,000	303,450
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/2023 (B)	180,000	175,500
Rose Rock Midstream, LP / Rose Rock Finance Corp. 5.63%, 07/15/2022	190,000	155,800
Sanchez Energy Corp. 6.13%, 01/15/2023	250,000	186,875
Shell International Finance BV 1.25%, 11/10/2017	267,000	267,313
SM Energy Co. 5.63%, 06/01/2025	250,000	210,000
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 7.38%, 02/01/2020 (B)	146,000	111,690
Tesoro Logistics, LP / Tesoro Logistics Finance Corp. 6.13%, 10/15/2021	315,000	322,087
WPX Energy, Inc. 7.50%, 08/01/2020	225,000	214,313

		5,473,051

Paper & Forest Products - 0.7%
Cascades, Inc. 5.75%, 07/15/2023 (B)	200,000	190,500
Clearwater Paper Corp. 4.50%, 02/01/2023	190,000	188,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products (continued)
Georgia-Pacific LLC 3.60%, 03/01/2025 (B) (D)	$ 486,000	$ 507,569
PH Glatfelter Co. 5.38%, 10/15/2020	180,000	181,800

		1,067,969

Pharmaceuticals - 0.3%
Endo Finance LLC / Endo Finco, Inc. 7.75%, 01/15/2022 (B)	170,000	175,950
Valeant Pharmaceuticals International, Inc. 5.38%, 03/15/2020 (B)	274,000	242,661

		418,611

Professional Services - 0.3%
Harland Clarke Holdings Corp. 6.88%, 03/01/2020 (B)	425,000	386,750
Total System Services, Inc. 3.80%, 04/01/2021	160,000	166,089

		552,839

Real Estate Investment Trusts - 0.9%
Communications Sales & Leasing, Inc. / CSL Capital LLC 6.00%, 04/15/2023 (B)	385,000	383,075
CTR Partnership, LP / CareTrust Capital Corp. 5.88%, 06/01/2021	281,000	283,107
DuPont Fabros Technology, LP 5.63%, 06/15/2023	200,000	206,500
iStar, Inc. 6.50%, 07/01/2021	275,000	270,875
Omega Healthcare Investors, Inc. 5.25%, 01/15/2026	300,000	306,928

		1,450,485

Real Estate Management & Development - 0.7%
Greystar Real Estate Partners LLC 8.25%, 12/01/2022 (B)	400,000	416,000
Kennedy-Wilson, Inc. 5.88%, 04/01/2024	425,000	415,437
Mattamy Group Corp. 6.50%, 11/15/2020 (B)	320,000	310,000

		1,141,437

Road & Rail - 0.1%
Canadian National Railway Co. 1.45%, 12/15/2016	250,000	250,915

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.
5.63%, 01/15/2026 (B)	91,000	71,890
7.50%, 09/15/2023 (B)	153,000	158,355

		230,245

Software - 0.2%
Blackboard, Inc. 7.75%, 11/15/2019 (B)	206,000	164,800
Microsoft Corp. 1.30%, 11/03/2018 (D)	137,000	138,125

		302,925

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.2%
Advance Auto Parts, Inc. 5.75%, 05/01/2020	$ 137,000	$ 149,733
GameStop Corp. 5.50%, 10/01/2019 (B)	200,000	195,500

		345,233

Technology Hardware, Storage & Peripherals - 0.3%
Diebold, Inc. 8.50%, 04/15/2024 (B)	349,000	353,363
HP, Inc. 6.00%, 09/15/2041 (D)	158,000	148,676

		502,039

Trading Companies & Distributors - 0.4%
Aircastle, Ltd. 5.00%, 04/01/2023	141,000	143,560
United Rentals North America, Inc. 5.50%, 07/15/2025 (D)	530,000	527,066

		670,626

Transportation Infrastructure - 0.4%
Penske Truck Leasing Co., LP / PTL Finance Corp. 2.88%, 07/17/2018 (B)	596,000	600,724

Wireless Telecommunication Services - 0.7%
Sprint Communications, Inc. 7.00%, 03/01/2020 (B) (D)	190,000	194,988
Sprint Corp. 7.25%, 09/15/2021	842,000	679,915
T-Mobile USA, Inc. 6.50%, 01/15/2026 (D)	205,000	217,300

		1,092,203

Total Corporate Debt Securities (Cost $79,957,787)		80,064,194

LOAN ASSIGNMENTS - 29.9%
Aerospace & Defense - 0.7%
Alion Science and Technology Corp. Term Loan B, 5.50% (A), 08/19/2021	197,316	194,356
Silver II US Holdings LLC Term Loan, 4.00% (A), 12/13/2019	962,998	866,698
Vencore, Inc. 2nd Lien Term Loan, 9.00% (A), 05/23/2020	151,500	148,849

		1,209,903

Airlines - 0.3%
American Airlines, Inc. Term Loan B, TBD, 04/27/2023 (F) (G)	261,438	259,967
US Airways Group, Inc. Term Loan B1, 3.50% (A), 05/23/2019	247,475	247,166

		507,133

Auto Components - 0.4%
Federal-Mogul Holdings Corp. Term Loan C, 4.75% (A), 04/15/2021	742,443	703,465

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 0.1%
C.H.I. Overhead Doors, Inc. 1st Lien Term Loan, 4.75% (A), 07/29/2022	$ 112,113	$ 111,225

Capital Markets - 0.1%
LPL Holdings, Inc. Term Loan B, 4.75% (A), 11/20/2022	156,488	155,706

Chemicals - 1.4%
A. Schulman, Inc. Term Loan B, 4.00% (A), 06/01/2022	20,578	20,320
Charter NEX US Holdings, Inc. Term Loan B, 5.25% (A), 02/07/2022	52,739	52,410
Chemours Co. Term Loan B, 3.75% (A), 05/12/2022	430,421	418,584
ECO Services Operations LLC Term Loan B, 4.75% (A), 12/01/2021	493,741	480,163
Gruden Acquisition, Inc. 1st Lien Term Loan, 5.75% (A), 08/18/2022	254,898	224,310
Ineos US Finance LLC Term Loan, 3.75% (A), 05/04/2018	349,104	348,544
MacDermid, Inc. 1st Lien Term Loan, 5.50% (A), 06/07/2020	494,911	484,858
PQ Corp. Term Loan, TBD, 10/14/2022 (F) (G)	48,054	48,334
Trinseo Materials Operating S.C.A. Term Loan B, 4.25% (A), 11/05/2021	247,503	246,513

		2,324,036

Commercial Services & Supplies - 1.5%
ADS Waste Holdings, Inc. Term Loan B2, 3.75% (A), 10/09/2019	468,079	466,128
Allied Security Holdings LLC
1st Lien Term Loan,
4.25% (A), 02/12/2021	495,196	491,895
2nd Lien Term Loan,
8.00% (A), 08/13/2021	250,000	242,500
Asurion LLC
Term Loan B1,
5.00% (A), 05/24/2019	235,679	234,854
Term Loan B4,
5.00% (A), 08/04/2022	90,037	89,339
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.00% (A), 12/18/2020	246,218	245,110
Cast and Crew Payroll LLC Term Loan B, 4.75% (A), 08/12/2022	207,652	200,384

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
1st Lien Term Loan,
TBD, 04/07/2022 (F) (G)	$ 88,496	$ 88,744
5.00% (A), 07/01/2021	420,294	420,119
Waste Industries USA, Inc. Term Loan B, 4.25% (A), 02/27/2020	37,358	37,499

		2,516,572

Construction & Engineering - 0.6%
STS Operating, Inc. Term Loan, 4.75% (A), 02/12/2021	481,384	409,177
USIC Holdings, Inc. 1st Lien Term Loan, 4.00% (A), 07/10/2020	494,911	489,962

		899,139

Consumer Finance - 0.3%
Altice Financing SA Term Loan, 5.25% (A), 02/04/2022	100,932	100,853
FGI Operating Co. LLC Term Loan, 5.50% (A), 04/19/2019	494,880	381,058

		481,911

Containers & Packaging - 0.9%
Berlin Packaging LLC 1st Lien Term Loan, 4.50% (A), 10/01/2021	493,923	494,293
FPC Holdings, Inc. 1st Lien Term Loan, 5.25% (A), 11/19/2019	493,626	428,220
Prolampac Intermediate, Inc. 1st Lien Term Loan, 5.75% (A), 08/18/2022	79,373	78,084
Tekni-Plex, Inc. Term Loan B, 4.50% (A), 06/01/2022	468,522	462,665

		1,463,262

Diversified Consumer Services - 0.6%
Cengage Learning Acquisitions, Inc. 1st Lien Term Loan, 7.00% (A), 03/31/2020	497,191	493,835
ServiceMaster Co. Term Loan B, 4.25% (A), 07/01/2021	491,250	492,785

		986,620

Diversified Financial Services - 0.1%
AlixPartners LLP Term Loan B, 4.50% (A), 07/28/2022	146,755	146,939

Diversified Telecommunication Services - 0.5%
Intelsat Jackson Holdings SA Term Loan B2, 3.75% (A), 06/30/2019	500,000	468,000
Neptune Finco Corp. Term Loan B, 5.00% (A), 10/09/2022	412,088	413,324

		881,324

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities - 0.3%
Astoria Energy LLC Term Loan B, TBD, 12/24/2021 (F) (G)	$ 248,043	$ 238,121
Sandy Creek Energy Associates, LP Term Loan B, 5.00% (A), 11/08/2020	467,754	266,620

		504,741

Electronic Equipment, Instruments & Components - 0.3%
Excelitas Technologies Corp. 1st Lien Term Loan, 6.00% (A), 10/31/2020	496,183	460,830

Energy Equipment & Services - 0.2%
Entergy Rhode Island State Energy, LP Term Loan B, 5.75% (A), 12/17/2022	278,049	273,878

Food & Staples Retailing - 0.4%
Albertson’s LLC Term Loan B5, 5.50% (A), 12/21/2022	198,705	199,273
Smart & Final Stores LLC 1st Lien Term Loan, 4.00% (A), 11/15/2019	500,000	498,541

		697,814

Food Products - 0.1%
Constantia Flexibles Group GmbH
Term Loan B1,
4.75% (A), 04/30/2022	18,018	18,040
Term Loan B2,
4.75% (A), 04/30/2022	92,523	92,639

		110,679

Gas Utilities - 0.5%
Empire Generating Co. LLC
Term Loan B,
5.25% (A), 03/14/2021	858,978	687,183
Term Loan C,
5.25% (A), 03/14/2021	68,331	54,665

		741,848

Health Care Equipment & Supplies - 0.2%
Greatbatch Ltd. Term Loan B, 5.25% (A), 10/27/2022	261,674	262,410

Health Care Providers & Services - 1.8%
Air Medical Group Holdings, Inc. Term Loan B, 4.25% (A), 04/28/2022	744,375	734,884
Envision Healthcare Corp. Term Loan, 4.25% (A), 05/25/2018	243,550	243,672
HC Group Holdings III, Inc. Term Loan B, 6.00% (A), 04/07/2022	36,767	36,721
MPH Acquisition Holdings LLC Term Loan, 3.75% (A), 03/31/2021	414,474	412,091
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.75% (A), 06/30/2021	989,924	938,159

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Quorum Health Corp. Term Loan B, TBD, 04/29/2022 (F) (G)	$ 245,098	$ 244,332
Sterigenics-Nordion Holdings LLC Term Loan B, 4.25% (A), 05/15/2022	98,544	98,298
Team Health, Inc. Term Loan B, 4.50% (A), 11/23/2022	252,276	252,907

		2,961,064

Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00% (A), 10/11/2020	492,443	464,128
Mohegan Tribal Gaming Authority Term Loan B, 5.50% (A), 06/15/2018	717,804	707,934
NPC International, Inc. Term Loan B, 4.75% (A), 12/28/2018	492,059	487,139
Pinnacle Entertainment, Inc. Term Loan B, TBD, 04/28/2023 (F) (G)	13,736	13,788
Scientific Games International, Inc. Term Loan B1, TBD, 10/18/2020 (F) (G)	250,000	245,885
SeaWorld Parks & Entertainment, Inc.
Term Loan B2,
3.00% (A), 05/14/2020	247,396	240,716
Term Loan B3,
4.00% (A), 05/14/2020	176,790	176,127
TGI Friday’s, Inc. 1st Lien Term Loan, 5.25% (A), 07/15/2020	703,345	700,708
Twin River Management Group, Inc. Term Loan B, 5.25% (A), 07/10/2020	204,390	204,731

		3,241,156

Independent Power & Renewable Electricity Producers - 0.7%
Exgen Texas Power LLC Term Loan B, 5.75% (A), 09/16/2021	987,335	701,007
Longview Power LLC Term Loan B, 7.00% (A), 04/13/2021	568,432	494,536

		1,195,543

Industrial Conglomerates - 1.1%
Gates Global, Inc. Term Loan B, 4.25% (A), 07/06/2021	731,767	699,752
Opal Acquisition, Inc. Term Loan B, 5.00% (A), 11/27/2020	982,497	844,948
Osmose Holdings, Inc. 1st Lien Term Loan B, 4.75% (A), 08/21/2022	184,601	181,371

		1,726,071

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance - 1.0%
Alliant Holdings I, Inc. Term Loan B, 4.50% (A), 08/12/2022	$ 146,099	$ 144,547
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, TBD, 12/10/2019 (F) (G)	45,138	32,161
Hub International, Ltd. Term Loan B, 4.25% (A), 10/02/2020	492,437	487,513
Hyperion Insurance Group, Ltd. Term Loan B, 5.50% (A), 04/29/2022	194,194	192,090
National Financial Partners Corp. Term Loan B, 4.50% (A), 07/01/2020	246,240	242,931
Sedgwick Claims Management Services, Inc. 2nd Lien Term Loan, 6.75% (A), 02/28/2022	500,000	475,000

		1,574,242

IT Services - 1.3%
CompuCom Systems, Inc. Refinance Term Loan B, 4.25% (A), 05/11/2020	738,164	527,788
First Data Corp.
Term Loan,
3.94% (A), 09/24/2018	250,000	249,948
4.19% (A), 07/08/2022	160,944	160,714
MoneyGram International, Inc. Term Loan B, 4.25% (A), 03/27/2020	989,796	932,058
USAGM HoldCo LLC Term Loan, 4.75% (A), 07/28/2022	198,664	194,442

		2,064,950

Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II Term Loan B, 4.25% (A), 08/18/2022 (F) (G)	299,012	298,414

Machinery - 1.1%
Ameriforge Group, Inc. 1st Lien Term Loan, TBD, 12/19/2019 (F) (G)	47,218	23,609
Crosby US Acquisition Corp. 1st Lien Term Loan, 4.00% (A), 11/23/2020	494,937	421,934
Dynacast International LLC Term Loan B, 4.50% (A), 01/28/2022	265,553	264,889
Navistar International Corp. Term Loan B, 6.50% (A), 08/07/2020	387,917	365,935
Paladin Brands Holding, Inc. Term Loan B, 7.25% (A), 08/16/2019	304,550	260,390
Rexnord LLC 1st Lien Term Loan B, 4.00% (A), 08/21/2020	494,924	490,858

		1,827,615

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 3.0%
Acosta Holdco, Inc. Term Loan, 4.25% (A), 09/26/2021	$ 740,025	$ 730,312
Charter Communications Operating LLC Term Loan E, 3.00% (A), 07/01/2020	245,578	244,849
Checkout Holding Corp. 1st Lien Term Loan, 4.50% (A), 04/09/2021	742,443	629,221
Cumulus Media Holdings, Inc. Term Loan, 4.25% (A), 12/23/2020	500,000	341,875
Delta 2 SARL Term Loan B3, 4.75% (A), 07/30/2021	750,000	736,125
Numericable U.S. LLC Term Loan B7, 5.00% (A), 01/15/2024	49,140	49,345
Sesac Holdco II LLC 1st Lien Term Loan, 5.25% (A), 02/08/2019	486,190	480,112
Townsquare Media, Inc. Term Loan B, 4.25% (A), 04/01/2022	48,904	48,313
Tribune Publishing Co. Term Loan, 5.75% (A), 07/07/2021	948,718	910,769
Univision Communications, Inc. Term Loan C4, 4.00% (A), 03/01/2020	493,440	493,175
Wenner Media LLC Term Loan, 6.00% (A), 05/19/2019	200,735	176,646

		4,840,742

Metals & Mining - 0.8%
Novelis, Inc. Term Loan B, 4.00% (A), 06/02/2022	749,228	744,733
WP CPP Holdings LLC Term Loan B3, 4.50% (A), 12/28/2019	500,823	477,034

		1,221,767

Multiline Retail - 0.3%
Neiman Marcus Group, Inc. Term Loan, 4.25% (A), 10/25/2020	489,912	465,941

Oil, Gas & Consumable Fuels - 1.2%
Jonah Energy LLC 2nd Lien Term Loan, 7.50% (A), 05/12/2021	500,000	327,500
MEG Energy Corp. Refinance Term Loan, 3.75% (A), 03/31/2020	491,006	433,722
Samchully Midstream 3 LLC Term Loan B, 5.75% (A), 10/20/2021	405,351	308,067
Southcross Energy Partners, LP 1st Lien Term Loan, 5.25% (A), 08/04/2021	494,962	402,569

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Western Refining, Inc. Term Loan B, 4.25% (A), 11/12/2020	$ 494,937	$ 488,131

		1,959,989

Personal Products - 0.0% (H)
NBTY, Inc. Term Loan B, TBD, 04/26/2023 (F) (G)	54,390	54,526

Pharmaceuticals - 0.3%
Alvogen Pharma US, Inc. Term Loan, 6.00% (A), 04/02/2022	72,944	72,944
DPx Holdings BV Term Loan, 4.25% (A), 03/11/2021	494,962	489,394

		562,338

Professional Services - 0.7%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
4.25% (A), 07/23/2021	494,975	489,561
2nd Lien Term Loan,
7.50% (A), 07/25/2022	250,000	234,375
IBC Capital, Ltd. 1st Lien Term Loan, 4.75% (A), 09/09/2021	495,000	470,250

		1,194,186

Real Estate Investment Trusts - 0.3%
Caesars Growth Properties Holdings LLC Term Loan, 6.25% (A), 05/08/2021	494,962	439,279
MGM Growth Properties LLC Term Loan B, 4.00% (A), 04/25/2023	125,000	125,742

		565,021

Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.25% (A), 11/04/2021	392,150	391,170

Road & Rail - 0.0% (H)
PODS LLC 2nd Lien Term Loan, 9.25% (A), 02/02/2023	78,534	77,258

Semiconductors & Semiconductor Equipment - 0.8%
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.50% (A), 08/04/2021	270,380	271,056
Avago Technologies Cayman, Ltd. Term Loan B1, 4.25% (A), 02/01/2023	438,153	438,397
Micron Technology, Inc Term Loan, TBD, 04/15/2022 (F) (G)	41,958	42,155
MKS Instruments, Inc. Term Loan B, TBD, 02/14/2023 (F) (G)	112,782	113,134

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP B.V. Term Loan B, 3.75% (A), 12/07/2020	$ 377,603	$ 378,665

		1,243,407

Software - 2.3%
Applied Systems, Inc.
1st Lien Term Loan,
4.26% (A), 01/25/2021	475,940	474,056
2nd Lien Term Loan,
7.50% (A), 01/24/2022	247,269	241,211
Blackboard, Inc. Term Loan B3, 4.75% (A), 10/04/2018	742,481	694,220
BMC Software Finance, Inc. Term Loan, 5.00% (A), 09/10/2020	490,878	423,075
Epicor Software Corp. 1st Lien Term Loan, 4.75% (A), 06/01/2022	467,069	448,036
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 4.00% (A), 05/31/2021	641,070	626,646
Informatica Corp. Term Loan, 4.25% (A), 08/05/2022	52,701	51,911
RP Crown Parent LLC Term Loan, 6.00% (A), 12/21/2018	742,405	702,037
Sophia, LP Term Loan B, 4.75% (A), 09/30/2022	162,688	162,322

		3,823,514

Specialty Retail - 0.4%
Bass Pro Group LLC Term Loan, 4.00% (A), 06/05/2020	118,209	116,214
Leslie’s Poolmart, Inc. Term Loan, 4.25% (A), 10/16/2019	494,873	492,192

		608,406

Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc. Term Loan, TBD, 03/22/2023 (F) (G)	282,592	283,299

Textiles, Apparel & Luxury Goods - 0.0% (H)
Samsonite International SA Term Loan B, TBD, 04/13/2023 (F) (G)	18,622	18,750

Trading Companies & Distributors - 0.7%
BakerCorp International, Inc. Term Loan, 4.25% (A), 02/07/2020	742,386	671,859

	Principal	Value
LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors (continued)
Neff Rental LLC 2nd Lien Term Loan, 7.25% (A), 06/09/2021	$ 248,252	$ 230,875
Univar, Inc. Term Loan, 4.25% (A), 07/01/2022	219,163	216,012

		1,118,746

Total Loan Assignments (Cost $51,531,133)		48,757,550

U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Note
0.75%, 01/31/2018	1,000	1,000
1.25%, 03/31/2021	250,000	249,619
1.38%, 04/30/2021	750,000	753,398
1.63%, 02/15/2026 (D)	600,000	589,594

Total U.S. Government Obligations (Cost $1,594,140)		1,593,611

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bill
0.23% (I), 07/07/2016 - 07/21/2016 (J)	62,000	61,975
0.29% (I), 06/23/2016 (J)	5,500,000	5,498,839
0.30% (I), 06/23/2016 (J)	386,000	385,919

Total Short-Term U.S. Government Obligations (Cost $5,945,482)		5,946,733

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (I)	21,090,642	21,090,642

Total Securities Lending Collateral (Cost $21,090,642)		21,090,642

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.03% (I), dated 04/29/2016, to be repurchased at $2,877,905 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $2,939,688.	$ 2,877,898	2,877,898

Total Repurchase Agreement (Cost $2,877,898)		2,877,898

Total Investments (Cost $181,780,877) (K)		178,550,841
Net Other Assets (Liabilities) - (9.6)%		(15,602,035)

Net Assets - 100.0%		$ 162,948,806

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(250)	06/21/2016	$—	$(231,071)
U.S. Treasury Bond	Short	(15)	06/21/2016	67,931	—

Total				$67,931	$(231,071)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$18,220,213	$—	$18,220,213
Corporate Debt Securities	—	80,064,194	—	80,064,194
Loan Assignments	—	48,757,550	—	48,757,550
U.S. Government Obligations	—	1,593,611	—	1,593,611
Short-Term U.S. Government Obligations	—	5,946,733	—	5,946,733
Securities Lending Collateral	21,090,642	—	—	21,090,642
Repurchase Agreement	—	2,877,898	—	2,877,898

Total Investments	$21,090,642	$157,460,199	$—	$178,550,841

Other Financial Instruments
Futures Contracts (M)	$67,931	$—	$—	$67,931

Total Other Financial Instruments	$67,931	$—	$—	$67,931

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(231,071)	$—	$—	$(231,071)

Total Other Financial Instruments	$(231,071)	$—	$—	$(231,071)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $42,017,931, representing 25.8% of the Fund’s net assets.
(C)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $4,462,421, representing 2.7% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The total value of all securities on loan is $20,659,765. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(G)	All or a portion of the security represents unsettled loan commitments at April 30, 2016 where the rate will be determined at time of settlement.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rate disclosed reflects the yield at April 30, 2016.
(J)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $447,894.
(K)	Aggregate cost for federal income tax purposes is $181,780,877. Aggregate gross unrealized appreciation and depreciation for all securities is $1,595,198 and $4,825,234, respectively. Net unrealized depreciation for tax purposes is $3,230,036.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	142,308	$ 16,261,535
TransDigm Group, Inc. (A) (B)	30,800	7,018,396

		23,279,931

Beverages - 2.0%
Molson Coors Brewing Co., Class B	79,970	7,647,531
Monster Beverage Corp. (A)	99,487	14,348,015

		21,995,546

Biotechnology - 3.3%
Alkermes PLC (A)	108,958	4,331,080
Biogen, Inc. (A)	18,024	4,956,420
Gilead Sciences, Inc.	73,131	6,450,886
Incyte Corp. (A) (B)	113,039	8,169,329
Regeneron Pharmaceuticals, Inc., Class A (A)	31,420	11,836,228

		35,743,943

Building Products - 1.0%
Fortune Brands Home & Security, Inc. (B)	191,480	10,609,907

Capital Markets - 2.5%
BlackRock, Inc., Class A	43,510	15,503,918
Goldman Sachs Group, Inc.	69,960	11,481,136

		26,985,054

Chemicals - 2.2%
PPG Industries, Inc.	97,410	10,753,090
Sherwin-Williams Co.	45,359	13,032,094

		23,785,184

Consumer Finance - 0.4%
OneMain Holdings, Inc. (A) (B)	144,610	4,601,490

Containers & Packaging - 1.2%
Crown Holdings, Inc. (A)	237,850	12,596,536

Diversified Financial Services - 1.1%
S&P Global, Inc.	109,500	11,700,075

Electrical Equipment - 0.7%
Eaton Corp. PLC	116,820	7,391,201

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	175,180	8,471,705

Food & Staples Retailing - 4.4%
Costco Wholesale Corp.	134,189	19,877,417
CVS Health Corp.	162,225	16,303,612
Walgreens Boots Alliance, Inc.	142,320	11,283,130

		47,464,159

Food Products - 1.4%
Mondelez International, Inc., Class A	343,588	14,760,540

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	124,400	9,846,260

Health Care Providers & Services - 4.9%
Aetna, Inc.	69,150	7,763,471
Envision Healthcare Holdings, Inc. (A)	186,407	4,218,390
HCA Holdings, Inc. (A)	114,985	9,270,091
McKesson Corp.	58,920	9,887,954
UnitedHealth Group, Inc.	168,289	22,160,296

		53,300,202

Health Care Technology - 1.1%
Cerner Corp. (A)	207,207	11,632,601

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings, Inc. (B)	617,560	$ 13,617,198
Starbucks Corp.	342,210	19,242,468

		32,859,666

Household Durables - 1.1%
Mohawk Industries, Inc. (A)	60,330	11,621,368

Household Products - 1.8%
Colgate-Palmolive Co.	280,710	19,907,953

Insurance - 1.3%
Marsh & McLennan Cos., Inc.	223,530	14,115,920

Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (A)	58,310	38,460,693

Internet Software & Services - 8.7%
Alphabet, Inc., Class A (A)	47,894	33,903,205
Alphabet, Inc., Class C (A)	33,099	22,937,938
Facebook, Inc., Class A (A)	261,253	30,718,128
Zillow Group, Inc., Class A (A)	93,380	2,336,367
Zillow Group, Inc., Class C (A) (B)	164,360	3,951,214

		93,846,852

IT Services - 8.8%
Accenture PLC, Class A	143,141	16,163,482
Alliance Data Systems Corp. (A)	35,570	7,231,737
Automatic Data Processing, Inc.	159,730	14,126,521
Cognizant Technology Solutions Corp., Class A (A)	214,412	12,515,228
Genpact, Ltd. (A)	303,483	8,464,141
Global Payments, Inc. (B)	113,319	8,179,365
Jack Henry & Associates, Inc.	113,725	9,215,137
MasterCard, Inc., Class A	197,330	19,139,037

		95,034,648

Machinery - 3.4%
Illinois Tool Works, Inc., Class A	145,025	15,158,013
Middleby Corp. (A) (B)	109,211	11,973,894
Snap-on, Inc.	60,090	9,571,135

		36,703,042

Media - 3.5%
Comcast Corp., Class A	394,634	23,977,962
Twenty-First Century Fox, Inc., Class A	468,631	14,180,774

		38,158,736

Multiline Retail - 1.1%
Dollar Tree, Inc. (A) (B)	150,555	12,000,739

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	173,164	16,601,233

Pharmaceuticals - 5.3%
Allergan PLC (A)	83,550	18,093,588
Bristol-Myers Squibb Co.	337,339	24,349,129
Merck & Co., Inc.	262,518	14,396,487

		56,839,204

Professional Services - 3.0%
Equifax, Inc.	93,490	11,242,173
Nielsen Holdings PLC	228,431	11,910,392
Verisk Analytics, Inc., Class A (A)	123,240	9,560,959

		32,713,524

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	111,420	9,234,490

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Ltd.	62,478	$ 9,106,169
Skyworks Solutions, Inc. (B)	106,350	7,106,307

		16,212,476

Software - 5.8%
Adobe Systems, Inc. (A)	98,110	9,243,924
Intuit, Inc.	66,436	6,702,728
Microsoft Corp.	607,927	30,317,320
salesforce.com, Inc. (A)	114,838	8,704,720
ServiceNow, Inc. (A) (B)	105,587	7,547,359

		62,516,051

Specialty Retail - 6.7%
Advance Auto Parts, Inc.	89,792	14,016,531
Lowe’s Cos., Inc.	254,416	19,340,704
Michaels Cos., Inc. (A)	307,470	8,741,372
Ross Stores, Inc.	212,970	12,092,437
TJX Cos., Inc.	243,080	18,430,326

		72,621,370

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	436,180	40,887,513

Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc., Class B	358,060	21,104,056

Tobacco - 2.1%
Altria Group, Inc.	370,733	23,248,666

Total Common Stocks (Cost $860,880,957)		1,068,852,534

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	46,779,571	$ 46,779,571

Total Securities Lending Collateral (Cost $46,779,571)		46,779,571

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $10,435,925 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 11/30/2020, and with a value of $10,649,600.	$ 10,435,899	10,435,899

Total Repurchase Agreement (Cost $10,435,899)		10,435,899

Total Investments (Cost $918,096,427) (D)		1,126,068,004
Net Other Assets (Liabilities) - (4.3)%		(46,456,984)

Net Assets - 100.0%		$ 1,079,611,020

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,068,852,534	$—	$—	$1,068,852,534
Securities Lending Collateral	46,779,571	—	—	46,779,571
Repurchase Agreement	—	10,435,899	—	10,435,899

Total Investments	$1,115,632,105	$10,435,899	$—	$1,126,068,004

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $45,746,273. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $918,096,427. Aggregate gross unrealized appreciation and depreciation for all securities is $234,277,746 and $26,306,169, respectively. Net unrealized appreciation for tax purposes is $207,971,577.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2016

(unaudited)

	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused	Transamerica Dynamic Allocation
Assets:
Investments, at value (A) (B)	$489,635,975	$1,152,365,247	$682,555,967	$1,444,137,358	$26,235,564
Repurchase agreements, at value (C)	23,662,380	2,638,191	33,018,200	64,978,072	145,310
Cash	56,735	—	—	—	823
Receivables:
Shares of beneficial interest sold	21,510	569,355	61,411	179,447	11,369
Investments sold	2,561,822	27,113,873	—	—	—
Interest	5,212,953	2	55	108	—
Dividends	—	177,370	389,258	2,436,998	—
Tax reclaims	8,800	159,195	138,117	—	—
Net income from securities lending	16,247	372,009	10,461	16,966	9,421
Prepaid expenses	795	2,526	1,318	3,395	75
Total assets	521,177,217	1,183,397,768	716,174,787	1,511,752,344	26,402,562

Liabilities:
Cash deposit due to broker	—	420,000	—	—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	27,632	3,003,802	48,936	4,178,788	60,028
Investments purchased	865,508	12,510,625	—	—	—
When-issued, delayed-delivery, and forward commitment securities purchased	423,704	—	—	—	—
Investment management fees	237,347	647,672	371,009	764,546	5,070
Distribution and service fees	—	93,728	709	15,112	10,677
Transfer agent fees	2,818	41,782	6,221	10,187	3,807
Trustees, CCO and deferred compensation fees	1,481	2,242	283	1,058	43
Audit and tax fees	6,847	13,784	11,369	12,144	8,676
Custody fees	52,455	59,589	11,415	50,844	10,137
Legal fees	11,274	15,447	5,541	13,839	379
Printing and shareholder reports fees	597	19,065	5,382	23,010	2,885
Registration fees	3,110	979	3,351	7,823	7,918
Other	2,217	3,697	1,275	2,674	131
Collateral for securities on loan	36,181,073	120,086,977	37,812,638	46,152,995	2,404,909
Total liabilities	37,816,063	136,919,389	38,278,129	51,233,020	2,514,660
Net assets	$483,361,154	$1,046,478,379	$677,896,658	$1,460,519,324	$23,887,902

Net assets consist of:
Paid-in capital	$502,158,259	$728,004,380	$641,833,941	$1,302,918,290	$25,884,450
Undistributed (distributions in excess of) net investment income (loss)	1,267,181	(6,967,994)	994,774	516,954	49,454
Accumulated net realized gain (loss)	(11,301,282)	65,977,340	(11,260,471)	250,969	(2,603,010)
Net unrealized appreciation (depreciation) on:
Investments	(8,796,314)	259,464,653	46,328,414	156,833,111	557,008
Translation of assets and liabilities denominated in foreign currencies	33,310	—	—	—	—
Net assets	$483,361,154	$1,046,478,379	$677,896,658	$1,460,519,324	$23,887,902
Net assets by class:
Class A	$—	$160,942,416	$754,342	$52,145,824	$11,971,639
Class B	—	3,065,227	—	—	—
Class C	—	72,658,961	694,114	6,216,656	10,194,884
Class I	—	167,183,679	22,459,677	6,690,910	1,721,379
Class I2	483,119,124	642,628,096	653,988,525	1,395,284,789	—
Class R6	242,030	—	—	181,145	—
Shares outstanding (unlimited shares, no par value):
Class A	—	6,771,915	45,888	4,718,350	1,158,879
Class B	—	148,022	—	—	—
Class C	—	3,479,304	42,856	565,064	998,672
Class I	—	6,848,429	1,377,203	605,529	167,118
Class I2	51,667,657	39,942,750	39,698,714	126,204,106	—
Class R6	25,870	—	—	16,391	—
Net asset value per share: (D)
Class A	$—	$23.77	$16.44	$11.05	$10.33
Class B	—	20.71	—	—	—
Class C	—	20.88	16.20	11.00	10.21
Class I	—	24.41	16.31	11.05	10.30
Class I2	9.35	16.09	16.47	11.06	—
Class R6	9.36	—	—	11.05	—
Maximum offering price per share: (E)
Class A	$—	$25.15	$17.40	$11.69	$10.93

(A) Investments, at cost	$498,432,289	$892,900,594	$636,227,553	$1,287,304,247	$25,678,556
(B) Securities on loan, at value	$35,425,819	$117,214,127	$37,001,203	$45,162,915	$2,357,093
(C) Repurchase agreements, at cost	$23,662,380	$2,638,191	$33,018,200	$64,978,072	$145,310

(D)	Net asset value per share for Class B, C, I, I2 and R6 shares represents offering price. The redemption price for Class B and C shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

	Transamerica Dynamic Income	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity	Transamerica Flexible Income	Transamerica Floating Rate
Assets:
Investments, at value (A) (B)	$571,544,988	$735,267,596		$227,608,909	$446,021,443	$355,980,296
Repurchase agreements, at value (C)	944,625	35,355,895		11,824,347	9,316,242	22,496,438
Cash	—	3,808,578		—	489,579	3,466,691
Foreign currency, at value (D)	—	603,649		2,999,071	—	—
Receivables:
Shares of beneficial interest sold	823,404	896,818		12,654	710,675	141,655
Investments sold	—	35,640,554		8,674,001	906,124	246,972
When-issued, delayed-delivery, and forward commitment securities sold	—	6,324,264		1,317,863	8,037,016	3,621,826
Interest	1	13,757,406		20	4,128,836	1,412,749
Dividends	404	—		105,514	24,779	—
Tax reclaims	—	—		18,259	—	—
Net income from securities lending	70,529	22,524		2,968	7,407	6,613
Prepaid expenses	715	1,998		428	682	1,130
Unrealized appreciation on forward foreign currency contracts	—	1,260,872		—	—	—
Total assets	573,384,666	832,940,154		252,564,034	469,642,783	387,374,370

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,469,956	781,254		32,297	342,043	336
Investments purchased	—	27,606,420		17,845,925	489,579	—
When-issued, delayed-delivery, and forward commitment securities purchased	—	24,653,218		—	17,341,721	20,773,268
Investment management fees	168,351	348,019		170,497	160,132	179,066
Distribution and service fees	205,638	21,162		1,773	64,594	4,884
Transfer agent fees	50,629	68,345		1,860	25,760	2,899
Trustees, CCO and deferred compensation fees	1,322	1,016		509	1,898	332
Audit and tax fees	12,019	10,373		9,898	7,403	10,183
Custody fees	14,028	73,420		122,210	45,884	61,523
Legal fees	12,108	8,082		4,377	23,490	2,724
Printing and shareholder reports fees	53,514	11,442		5,133	2,278	1,877
Registration fees	14,573	12,123		1,971	1,269	7,162
Distribution payable	—	—		—	—	44,848
Other	2,207	2,005		1,025	79,281	892
Foreign capital gains tax	—	228,169		—	—	—
Collateral for securities on loan	120,494,916	60,041,714		6,261,305	20,611,575	3,573,073
Unrealized depreciation on forward foreign currency contracts	—	946,696		—	—	—
Total liabilities	122,499,261	114,813,458		24,458,780	39,196,907	24,663,067
Net assets	$450,885,405	$718,126,696		$228,105,254	$430,445,876	$362,711,303

Net assets consist of:
Paid-in capital	$523,203,134	$802,350,155		$305,488,349	$500,561,394	$368,639,646
Undistributed (distributions in excess of) net investment income (loss)	1,579,385	5,518,903		450,845	142,638	(30,897)
Accumulated net realized gain (loss)	(51,077,892)	(90,875,753)		(69,128,624)	(73,497,349)	(1,266,754)
Net unrealized appreciation (depreciation) on:
Investments	(22,819,222)	609,001	(E)	(8,691,388)	3,238,517	(4,630,692)
Translation of assets and liabilities denominated in foreign currencies	—	524,390		(13,928)	676	—
Net assets	$450,885,405	$718,126,696		$228,105,254	$430,445,876	$362,711,303
Net assets by class:
Class A	$131,613,626	$50,125,716		$1,841,479	$75,325,882	$4,043,709
Class B	—	—		—	1,865,048	—
Class C	229,138,977	14,673,465		1,816,264	61,480,845	6,676,883
Class I	90,132,802	577,825,340		430,631	154,514,400	7,332,569
Class I2	—	75,431,653		224,016,880	135,434,409	344,658,142
Class R6	—	70,522		—	1,825,292	—
Shares outstanding (unlimited shares, no par value):
Class A	14,100,461	5,002,436		228,372	8,237,299	412,035
Class B	—	—		—	203,806	—
Class C	24,641,498	1,470,227		226,906	6,768,205	680,220
Class I	9,655,802	57,541,404		53,224	16,877,940	749,642
Class I2	—	7,514,162		27,662,393	14,788,524	35,125,901
Class R6	—	7,029		—	199,375	—
Net asset value per share: (F)
Class A	$9.33	$10.02		$8.06	$9.14	$9.81
Class B	—	—		—	9.15	—
Class C	9.30	9.98		8.00	9.08	9.82
Class I	9.33	10.04		8.09	9.15	9.78
Class I2	—	10.04		8.10	9.16	9.81
Class R6	—	10.03		—	9.16	—
Maximum offering price per share: (G)
Class A	$9.80	$10.52		$8.53	$9.60	$10.30

(A) Investments, at cost	$594,364,210	$734,430,426		$236,300,297	$442,782,926	$360,610,988
(B) Securities on loan, at value	$117,866,522	$58,808,067		$6,074,009	$20,188,935	$3,497,386
(C) Repurchase agreements, at cost	$944,625	$35,355,895		$11,824,347	$9,316,242	$22,496,438
(D) Foreign currency, at cost	$—	$623,992		$2,998,885	$—	$—

(E)	Net of foreign capital gains tax of $228,169.
(F)	Net asset value per share for Class B, C, I, I2 and R6 shares represents offering price. The redemption price for Class B and C shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

	Transamerica Global Bond		Transamerica Global Equity	Transamerica Global Long/Short Equity	Transamerica Growth	Transamerica High Yield Bond
Assets:
Investments, at value (A) (B)	$44,966,814		$346,139,513	$21,439,796	$508,369,685	$1,116,100,183
Repurchase agreements, at value (C)	1,909,296		6,471,244	—	3,711,346	40,055,461
Cash	—		364,196	5,406,509	—	72,944
Cash on deposit with broker	—		—	304,103	—	—
Cash on deposit with custodian	—		—	600,000	—	—
Foreign currency, at value (D)	394,825		—	52,589	—	—
Receivables:
Shares of beneficial interest sold	25,000		57,530	—	66,020	2,852,497
Due from adviser	—		—	52,354	—	—
Investments sold	471,493		2,686,457	1,320,102	1,826,145	1,169,405
When-issued, delayed-delivery, and forward commitment securities sold	—		162,719	—	—	—
Interest	690,755		5	—	3	17,597,373
Dividends	—		962,888	60,559	249,780	—
Tax reclaims	3,206		205,309	3,998	29,231	—
Net income from securities lending	1,826		24,950	—	39,959	49,780
Prepaid expenses	—		963	—	1,018	1,768
Unrealized appreciation on forward foreign currency contracts	692,290		—	—	—	—
Total assets	49,155,505		357,075,774	29,240,010	514,293,187	1,177,899,411

Liabilities:
Cash deposit due to broker	—		—	2,240	—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	—		220,426	—	101,433	589,681
Investments purchased	1,148,670		3,231,112	823,730	2,924,330	5,380,585
When-issued, delayed-delivery, and forward commitment securities purchased	—		1,283,451	204,168	—	9,885,255
Investment management fees	4,755		218,874	—	288,047	485,047
Distribution and service fees	353		54,534	463	—	68,442
Transfer agent fees	353		17,227	252	2,674	35,421
Trustees, CCO and deferred compensation fees	157		276	1,083	653	1,410
Audit and tax fees	10,669		5,498	7,356	9,738	5,115
Custody fees	65,897		16,701	103,853	27,605	76,662
Legal fees	1,969		3,518	210	6,772	16,829
Printing and shareholder reports fees	5,128		9,495	443	336	94,857
Registration fees	2,870		3,525	2,358	5,567	6,767
Dividends, interest and fees for borrowing from securities sold short	—		—	22,073	—	—
Other	190		962	9,317	1,471	3,187
Foreign capital gains tax	2,769		—	—	—	—
Collateral for securities on loan	1,258,095		14,300,523	—	67,382,780	88,487,866
Securities sold short, at value (E)	—		—	12,568,121	—	—
Unrealized depreciation on forward foreign currency contracts	219,147		—	—	—	—
Total liabilities	2,721,022		19,366,122	13,745,667	70,751,406	105,137,124
Net assets	$46,434,483		$337,709,652	$15,494,343	$443,541,781	$1,072,762,287

Net assets consist of:
Paid-in capital	$51,969,205		$412,836,079	$16,454,384	$249,641,829	$1,154,625,148
Undistributed (distributions in excess of) net investment income (loss)	(47,844)		2,112,227	(83,146)	(473,544)	(340,124)
Accumulated net realized gain (loss)	(5,870,161)		(78,587,057)	(254,432)	24,583,658	(18,792,032)
Net unrealized appreciation (depreciation) on:
Investments	(104,445	)(F)	1,319,287	(40,703)	169,789,764	(62,730,705)
Securities sold short	—		—	(584,917)	—	—
Translation of assets and liabilities denominated in foreign currencies	487,728		29,116	3,157	74	—
Net assets	$46,434,483		$337,709,652	$15,494,343	$443,541,781	$1,072,762,287
Net assets by class:
Class A	$470,813		$43,861,433	$2,318,670	$—	$129,299,586
Class B	—		2,303,733	—	—	3,028,744
Class C	363,832		54,505,596	—	—	52,650,795
Class I	374,575		30,263,103	2,320,785	—	126,646,925
Class I2	45,225,263		206,728,781	10,854,888	442,228,556	759,607,501
Class R6	—		47,006	—	1,313,225	1,528,736
Shares outstanding (unlimited shares, no par value):
Class A	48,038		4,030,964	250,030	—	14,842,294
Class B	—		215,542	—	—	347,448
Class C	37,249		5,106,552	—	—	6,074,465
Class I	38,191		2,773,494	250,000	—	14,433,948
Class I2	4,608,954		18,932,940	1,169,364	35,913,596	86,394,207
Class R6	—		4,299	—	106,665	173,821
Net asset value per share: (G)
Class A	$9.80		$10.88	$9.27	$—	$8.71
Class B	—		10.69	—	—	8.72
Class C	9.77		10.67	—	—	8.67
Class I	9.81		10.91	9.28	—	8.77
Class I2	9.81		10.92	9.28	12.31	8.79
Class R6	—		10.93	—	12.31	8.79
Maximum offering price per share: (H)
Class A	$10.29		$11.51	$9.81	$—	$9.14

(A) Investments, at cost	$45,068,490		$344,820,226	$21,480,499	$338,579,921	$1,178,830,888
(B) Securities on loan, at value	$1,232,669		$13,989,974	$—	$65,749,635	$86,655,161
(C) Repurchase agreements, at cost	$1,909,296		$6,471,244	$—	$3,711,346	$40,055,461
(D) Foreign currency, at cost	$397,351		$—	$52,737	$—	$—
(E) Proceeds received from securities sold short	$—		$—	$11,983,204	$—	$—

(F)	Net of foreign capital gains tax of $2,769.
(G)	Net asset value per share for Class B, C, I, I2 and R6 shares represents offering price. The redemption price for Class B and C shares equals net asset value less any applicable contingent deferred sales charge.
(H)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

	Transamerica High Yield Muni	Transamerica Income & Growth	Transamerica Inflation Opportunities	Transamerica Intermediate Muni (E)	Transamerica International Equity

Assets:
Investments, at value (A) (B)	$88,221,217	$359,222,547	$185,402,130	$907,701,115	$2,814,290,223
Repurchase agreements, at value (C)	12,835,518	4,302,109	834,462	139,657,485	57,443,822
Cash	294,820	—	—	764,640	—
Foreign currency, at value (D)	—	—	5	—	—
Receivables:
Shares of beneficial interest sold	1,602,027	77,022	17,433	15,962,934	5,957,788
Investments sold	170,015	—	—	3,433,655	1,196,403
When-issued, delayed-delivery, and forward commitment securities sold	—	—	—	348,059	—
Interest	940,303	7	535,655	7,908,315	96
Dividends	—	1,219,191	696	—	11,755,445
Tax reclaims	—	625,614	3,250	—	2,074,390
Net income from securities lending	177	25,232	780	—	273,151
Due from distributor	5,370	—	—	44,720	—
Prepaid expenses	353	127	414	3,121	7,891
Total assets	104,069,800	365,471,849	186,794,825	1,075,824,044	2,892,999,209

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	63,533	592,744	40,841	2,284,033	2,206,883
Investments purchased	60,477	—	923,755	11,399,029	10,965,142
When-issued, delayed-delivery, and forward commitment securities purchased	5,239,338	—	89,000	88,998,726	—
Investment management fees	35,811	189,482	82,480	318,804	1,562,269
Distribution and service fees	15,818	63,556	431	146,978	115,199
Transfer agent fees	3,984	18,507	1,157	46,339	222,223
Trustees, CCO and deferred compensation fees	51	1,309	411	444	1,673
Audit and tax fees	8,904	11,057	9,859	8,489	14,376
Custody fees	14,402	71,004	27,226	41,125	171,507
Legal fees	47	11,778	3,231	389	14,362
Printing and shareholder reports fees	—	21,544	4,604	903	6,845
Registration fees	5,471	10,348	2,939	6,431	7,274
Other	125	1,906	700	593	4,640
Variation margin payable	—	—	14,811	—	—
Collateral for securities on loan	—	25,785,019	5,618,863	—	206,892,738
Unrealized depreciation on forward foreign currency contracts	—	—	229,945	—	—
Total liabilities	5,447,961	26,778,254	7,050,253	103,252,283	222,185,131
Net assets	$98,621,839	$338,693,595	$179,744,572	$972,571,761	$2,670,814,078

Net assets consist of:
Paid-in capital	$95,305,267	$407,083,586	$189,052,295	$949,607,454	$2,735,849,499
Undistributed (distributions in excess of) net investment income (loss)	(2,221)	7,120,090	(1,718,650)	(95,212)	6,734,842
Accumulated net realized gain (loss)	599,776	(99,477,479)	(4,963,690)	2,709,639	17,310,996
Net unrealized appreciation (depreciation) on:
Investments	2,719,017	23,948,571	(2,336,860)	20,349,880	(89,639,411)
Futures contracts	—	—	(66,114)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	18,827	(222,409)	—	558,152
Net assets	$98,621,839	$338,693,595	$179,744,572	$972,571,761	$2,670,814,078
Net assets by class:
Class A	$51,246,340	$36,838,932	$520,127	$284,471,385	$331,528,533
Class C	8,767,259	69,427,737	413,414	129,579,558	64,452,329
Class I	38,608,240	30,350,296	259,064	558,520,818	1,379,427,348
Class I2	—	202,076,630	178,551,967	—	888,892,160
Class R6	—	—	—	—	6,513,708
Shares outstanding (unlimited shares, no par value):
Class A	4,325,867	3,955,043	53,512	24,546,659	20,338,291
Class C	739,611	7,486,010	42,995	11,205,843	4,004,349
Class I	3,254,769	3,252,248	26,562	47,983,162	83,546,263
Class I2	—	21,651,675	18,285,937	—	53,795,366
Class R6	—	—	—	—	390,656
Net asset value per share: (F)
Class A	$11.85	$9.31	$9.72	$11.59	$16.30
Class C	11.85	9.27	9.62	11.56	16.10
Class I	11.86	9.33	9.75	11.64	16.51
Class I2	—	9.33	9.76	—	16.52
Class R6	—	—	—	—	16.67
Maximum offering price per share: (G)
Class A	$12.25	$9.85	$10.20	$11.98	$17.25

(A) Investments, at cost	$85,502,200	$335,273,976	$187,738,990	$887,351,235	$2,903,929,634
(B) Securities on loan, at value	$—	$25,003,903	$5,506,790	$—	$196,279,706
(C) Repurchase agreements, at cost	$12,835,518	$4,302,109	$834,462	$139,657,485	$57,443,822
(D) Foreign currency, at cost	$—	$—	$5	$—	$—

(E)	Formerly, Transamerica Enhanced Muni.
(F)	Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class C shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

	Transamerica International Small Cap Value	Transamerica Large Cap Value	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income
Assets:
Investments, at value (A) (B)	$915,215,382	$1,941,287,029	$547,649,106	$1,006,642,610	$616,123,923
Repurchase agreements, at value (C)	—	100,564,736	2,029,164	68,306,644	66,279,662
Foreign currency, at value (D)	419,780	—	—	—	—
Receivables:
Shares of beneficial interest sold	235,720	589,309	—	1,467,988	288,947
Investments sold	3,343,327	9,503,282	—	1,952,701	—
When-issued, delayed-delivery, and forward commitment securities sold	374,542	—	—	—	—
Interest	—	168	3	114	791,446
Dividends	6,860,483	2,028,781	48,579	511,512	2,868,611
Tax reclaims	747,971	149,557	—	—	—
Net income from securities lending	94,569	31,684	10,839	11,820	60,804
Prepaid expenses	2,578	4,822	1,839	3,406	1,148
Total assets	927,294,352	2,054,159,368	549,739,530	1,078,896,795	686,414,541

Liabilities:
Due to custodian	1,902,546	—	—	—	7,894
Payables and other liabilities:
Shares of beneficial interest redeemed	1,572,990	210,355	—	700,764	286,769
Investments purchased	661,339	72,551,939	—	10,546,003	12,197,292
Investment management fees	665,985	989,468	301,233	562,926	499,329
Distribution and service fees	—	15,959	1,302	10,551	30,614
Transfer agent fees	30,187	15,580	3,374	22,337	22,272
Trustees, CCO and deferred compensation fees	1,077	2,090	321	573	533
Audit and tax fees	11,053	16,136	10,401	11,608	12,737
Custody fees	136,916	61,984	7,090	12,250	34,655
Legal fees	9,043	22,205	1,390	2,145	9,676
Printing and shareholder reports fees	10,834	29,211	257	793	9,747
Registration fees	18,716	8,870	9,137	2,277	2,545
Other	2,371	5,169	859	1,339	1,937
Collateral for securities on loan	36,477,929	50,676,451	41,327,085	39,772,551	61,202,190
Total liabilities	41,500,986	124,605,417	41,662,449	51,646,117	74,318,190
Net assets	$885,793,366	$1,929,553,951	$508,077,081	$1,027,250,678	$612,096,351

Net assets consist of:
Paid-in capital	$925,427,864	$1,742,811,181	$542,670,783	$977,378,861	$831,746,055
Undistributed (distributions in excess of) net investment income (loss)	(1,140,369)	(2,268,149)	(352,692)	3,834,529	7,290,928
Accumulated net realized gain (loss)	12,980,522	55,644,098	(21,085,792)	(2,983,705)	(179,626,167)
Net unrealized appreciation (depreciation) on:
Investments	(51,707,446)	133,366,821	(13,155,218)	49,020,993	(47,323,493)
Translation of assets and liabilities denominated in foreign currencies	232,795	—	—	—	9,028
Net assets	$885,793,366	$1,929,553,951	$508,077,081	$1,027,250,678	$612,096,351
Net assets by class:
Class A	$—	$32,196,224	$3,839,790	$45,911,768	$39,339,932
Class C	—	12,751,479	715,656	3,101,732	30,911,179
Class I	283,099,406	24,628,180	414,905	211,884,117	38,152,256
Class I2	602,693,960	1,859,159,567	503,106,730	766,353,061	503,692,984
Class R6	—	818,501	—	—	—
Shares outstanding (unlimited shares, no par value):
Class A	—	2,702,909	351,523	4,129,049	5,617,343
Class C	—	1,074,299	66,517	280,272	4,432,745
Class I	24,888,525	2,057,117	37,808	18,994,218	5,445,859
Class I2	52,899,393	155,405,231	45,752,052	68,655,022	71,876,483
Class R6	—	68,410	—	—	—
Net asset value per share: (E)
Class A	$—	$11.91	$10.92	$11.12	$7.00
Class C	—	11.87	10.76	11.07	6.97
Class I	11.37	11.97	10.97	11.16	7.01
Class I2	11.39	11.96	11.00	11.16	7.01
Class R6	—	11.96	—	—	—
Maximum offering price per share: (F)
Class A	$—	$12.60	$11.56	$11.77	$7.41

(A) Investments, at cost	$966,922,828	$1,807,920,208	$560,804,324	$957,621,617	$663,447,416
(B) Securities on loan, at value	$34,516,317	$49,282,622	$40,362,453	$38,877,008	$59,763,263
(C) Repurchase agreements, at cost	$—	$100,564,736	$2,029,164	$68,306,644	$66,279,662
(D) Foreign currency, at cost	$419,890	$—	$—	$—	$—

(E)	Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class C shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

	Transamerica Money Market	Transamerica Multi-Cap Growth (E)	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Core
Assets:
Investments, at value (A) (B)	$153,962,879	$303,106,856	$700,052,008	$3,164,326,662	$95,781,254
Repurchase agreements, at value (C)	91,972,165	1,006,260	16,414,255	56,609,334	3,193,149
Cash	—	—	—	1,745,997	—
Cash on deposit with broker	—	—	315,000	—	—
Receivables:
Shares of beneficial interest sold	20,106	31,672	2,716,247	11,243,197	38,724
Investments sold	—	—	931,535	606,488	366,614
When-issued, delayed-delivery, and forward commitment securities sold	—	—	3,111,691	—	—
Interest	12,146	1	1,629,796	27,933,887	5
Dividends	—	133,916	329,693	—	53,159
Tax reclaims	—	18,601	—	—	—
Net income from securities lending	—	3,801	6,812	27,565	1,784
Due from distributor	189,254	—	—	—	—
Prepaid expenses	758	133	1,779	9,445	46
Total assets	246,157,308	304,301,240	725,508,816	3,262,502,575	99,434,735

Liabilities:
Foreign currency overdraft, at value (D)	—	1	—	—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	567,094	205,659	532,257	5,370,440	9,165
Investments purchased	—	—	4,247,702	14,149,906	2,056,673
When-issued, delayed-delivery, and forward commitment securities purchased	7,900,000	—	39,981,313	—	—
Investment management fees	27,452	154,838	350,142	1,266,592	57,788
Distribution and service fees	359,467	21,245	207,711	707,514	552
Transfer agent fees	30,755	37,061	54,668	159,545	729
Trustees, CCO and deferred compensation fees	192	1,016	629	5,854	551
Audit and tax fees	7,243	10,657	6,065	2,852	9,560
Custody fees	14,036	46,585	55,584	156,358	1,619
Legal fees	1,434	10,812	6,344	46,902	3,608
Printing and shareholder reports fees	349	9,337	8,621	58,372	4,667
Registration fees	48	—	3,517	15,128	6,645
Distribution payable	218	—	—	189,119	—
Other	482	1,869	1,667	10,298	745
Variation margin payable	—	—	58,162	—	—
Collateral for securities on loan	—	7,232,883	18,439,845	32,331,833	6,126,995
Total liabilities	8,908,770	7,731,963	63,954,227	54,470,713	8,279,297
Net assets	$237,248,538	$296,569,277	$661,554,589	$3,208,031,862	$91,155,438

Net assets consist of:
Paid-in capital	$237,249,130	$246,735,405	$586,884,313	$3,244,957,053	$104,836,564
Undistributed (distributions in excess of) net investment income (loss)	(1)	(3,339,960)	(15,451)	(2,984,107)	(115,831)
Accumulated net realized gain (loss)	(591)	47,369,402	(5,359,038)	(25,557,953)	(15,168,004)
Net unrealized appreciation (depreciation) on:
Investments	—	5,804,430	80,096,398	(8,383,131)	1,602,709
Futures contracts	—	—	(51,633)	—	—
Net assets	$237,248,538	$296,569,277	$661,554,589	$3,208,031,862	$91,155,438
Net assets by class:
Class A	$156,296,045	$62,682,892	$259,259,382	$900,485,754	$1,269,843
Class B	1,938,911	1,517,829	4,343,533	—	—
Class C	22,937,179	8,829,417	196,336,024	667,600,212	393,847
Class I	22,491,104	43,649,796	201,449,100	882,238,815	980,556
Class I2	33,585,299	179,889,343	—	757,350,051	88,511,192
Class R6	—	—	166,550	357,030	—
Shares outstanding (unlimited shares, no par value):
Class A	156,295,750	8,472,113	10,671,617	88,424,550	128,900
Class B	1,938,582	249,391	179,974	—	—
Class C	22,933,668	1,434,852	8,223,914	65,680,609	40,195
Class I	22,491,889	5,452,632	8,257,706	88,160,731	99,326
Class I2	33,584,914	22,177,881	—	75,729,232	8,962,061
Class R6	—	—	6,826	35,713	—
Net asset value per share: (F)
Class A	$1.00	$7.40	$24.29	$10.18	$9.85
Class B	1.00	6.09	24.13	—	—
Class C	1.00	6.15	23.87	10.16	9.80
Class I	1.00	8.01	24.40	10.01	9.87
Class I2	1.00	8.11	—	10.00	9.88
Class R6	—	—	24.40	10.00	—
Maximum offering price per share: (G)
Class A	$1.00	$7.83	$25.70	$10.44	$10.42

(A) Investments, at cost	$153,962,879	$297,302,426	$619,955,610	$3,172,709,793	$94,178,545
(B) Securities on loan, at value	$—	$7,087,468	$18,047,156	$31,677,618	$5,970,981
(C) Repurchase agreements, at cost	$91,972,165	$1,006,260	$16,414,255	$56,609,334	$3,193,149
(D) Foreign currency, at cost	$—	$(1)	$—	$—	$—

(E)	Formerly, Transamerica Growth Opportunities.
(F)	Net asset value per share for Class B, C, I, I2 and R6 shares represents offering price. The redemption price for Class B and C shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income		Transamerica Unconstrained Bond
Assets:
Investments, at value (A) (B)	$440,168,753	$318,222,458	$896,795,758	$48,404,316		$175,672,943
Repurchase agreements, at value (C)	—	12,025,731	8,943,021	406,898		2,877,898
Cash	88,530	—	—	—		76,987
Receivables:
Shares of beneficial interest sold	27,064	14,377	1,216,172	123,053		—
Investments sold	13,211,027	3,255,459	10,728,603	752,465		7,012,021
When-issued, delayed-delivery, and forward commitment securities sold	—	—	—	—		1,246,577
Interest	—	20	15	290,070		1,425,139
Dividends	44,054	122,888	396,184	23,718		—
Tax reclaims	—	—	898	3,443		6,226
Net income from securities lending	25,955	7,323	22,656	2,781		12,457
Prepaid expenses	769	295	1,778	122		592
Total assets	453,566,152	333,648,551	918,105,085	50,006,866		188,330,840

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	2,011,386	23,923	1,140,927	443,522		—
Investments purchased	5,779,010	4,717,056	11,253,506	262,715		1,503,565
When-issued, delayed-delivery, and forward commitment securities purchased	—	—	—	500,000		2,589,016
Investment management fees	265,530	200,462	521,009	10,061		85,287
Distribution and service fees	1,816	835	283,745	3,636		—
Transfer agent fees	2,859	2,066	108,265	3,162		980
Trustees, CCO and deferred compensation fees	898	843	1,298	34		238
Audit and tax fees	9,791	9,726	12,204	11,192		10,707
Custody fees	19,375	30,064	51,352	4,849		41,920
Legal fees	7,173	4,121	13,462	314		482
Printing and shareholder reports fees	9,173	8,291	34,276	865		15,895
Registration fees	13,739	1,608	1,674	2,552		2,096
Other	1,516	1,437	2,849	121		265
Variation margin payable	—	—	—	—		40,941
Collateral for securities on loan	59,895,064	27,275,300	98,327,179	8,934,842		21,090,642
Total liabilities	68,017,330	32,275,732	111,751,746	10,177,865		25,382,034
Net assets	$385,548,822	$301,372,819	$806,353,339	$39,829,001		$162,948,806

Net assets consist of:
Paid-in capital	$294,750,564	$315,462,396	$727,916,812	$40,898,892		$170,573,105
Undistributed (distributions in excess of) net investment income (loss)	(768,128)	769,169	287,696	28,237		417,583
Accumulated net realized gain (loss)	14,941,690	(33,468,127)	(4,837,819)	(587,143)		(4,648,706)
Net unrealized appreciation (depreciation) on:
Investments	76,624,696	18,609,381	82,986,650	(510,985)		(3,230,036)
Futures contracts	—	—	—	—		(163,140)
Net assets	$385,548,822	$301,372,819	$806,353,339	$39,829,001		$162,948,806
Net assets by class:
Class A	$4,499,507	$1,311,178	$362,018,461	$1,868,108		$—
Class B	—	—	14,121,877	—		—
Class C	1,194,489	726,343	250,713,940	4,126,325		—
Class I	2,222,331	427,847	160,464,698	33,834,558		275,498
Class I2	377,632,495	298,907,451	18,673,506	10		162,673,308
Class R6	—	—	360,857	—		—
Shares outstanding (unlimited shares, no par value):
Class A	387,169	138,435	15,082,455	191,701		—
Class B	—	—	649,478	—		—
Class C	105,674	76,955	11,672,404	424,772		—
Class I	189,105	44,957	6,501,881	3,472,513		28,372
Class I2	31,987,372	31,382,593	755,747	1		16,764,604
Class R6	—	—	14,554	—		—
Net asset value per share: (D)
Class A	$11.62	$9.47	$24.00	$9.74		$—
Class B	—	—	21.74	—		—
Class C	11.30	9.44	21.48	9.71		—
Class I	11.75	9.52	24.68	9.74		9.71
Class I2	11.81	9.52	24.71	9.53	(E)	9.70
Class R6	—	—	24.79	—		—
Maximum offering price per share: (F)
Class A	$12.30	$10.02	$25.40	$10.31		$—

(A) Investments, at cost	$363,544,057	$299,613,077	$813,809,108	$48,915,301		$178,902,979
(B) Securities on loan, at value	$58,523,235	$26,616,125	$95,830,619	$8,734,420		$20,659,765
(C) Repurchase agreements, at cost	$—	$12,025,731	$8,943,021	$406,898		$2,877,898

(D)	Net asset value per share for Class B, C, I, I2 and R6 shares represents offering price. The redemption price for Class B and C shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENT OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

Transamerica US Growth
Assets:
Investments, at value (A) (B)	$1,115,632,105
Repurchase agreements, at value (C)	10,435,899
Receivables:
Shares of beneficial interest sold	165,941
Investments sold	1,956,824
Interest	17
Dividends	702,475
Tax reclaims	488,908
Net income from securities lending	30,568
Prepaid expenses	2,654
Total assets	1,129,415,391

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	624,085
Investments purchased	1,408,015
Investment management fees	604,492
Distribution and service fees	135,433
Transfer agent fees	131,222
Trustees, CCO and deferred compensation fees	1,538
Audit and tax fees	14,008
Custody fees	46,541
Legal fees	15,039
Printing and shareholder reports fees	25,252
Registration fees	15,832
Other	3,343
Collateral for securities on loan	46,779,571
Total liabilities	49,804,371
Net assets	$1,079,611,020

Net assets consist of:
Paid-in capital	$887,536,327
Undistributed (distributions in excess of) net investment income (loss)	182,627
Accumulated net realized gain (loss)	(16,190,082)
Net unrealized appreciation (depreciation) on:
Investments	207,971,577
Translation of assets and liabilities denominated in foreign currencies	110,571
Net assets	$1,079,611,020
Net assets by class:
Class A	$439,785,413
Class B	8,902,259
Class C	48,916,998
Class I	167,344,106
Class I2	317,462,022
Class T	97,200,222
Shares outstanding (unlimited shares, no par value):
Class A	26,712,503
Class B	561,686
Class C	3,084,331
Class I	10,012,189
Class I2	19,032,852
Class T	2,389,268
Net asset value per share: (D)
Class A	$16.46
Class B	15.85
Class C	15.86
Class I	16.71
Class I2	16.68
Class T	40.68
Maximum offering price per share: (E)
Class A	$17.42
Class T	$44.46

(A) Investments, at cost	$907,660,528
(B) Securities on loan, at value	$45,746,273
(C) Repurchase agreements, at cost	$10,435,899

(D)	Net asset value per share for Class B, C, I and I2 shares represents offering price. The redemption price for Class B and C shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS

For the period ended April 30, 2016

(unaudited)

	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused	Transamerica Dynamic Allocation
Investment Income:
Dividend income	$272,582	$2,241,023	$3,095,618	$15,475,835	$258,221
Interest income	13,786,443	1,959	3,067	8,681	1,301
Net income (loss) from securities lending	102,258	1,269,487	51,091	67,527	52,271
Withholding taxes on foreign income	—	(297)	(159,401)	—	—
Total investment income	14,161,283	3,512,172	2,990,375	15,552,043	311,793

Expenses:
Investment advisory fees	1,200,599	3,030,851	809,014	2,174,834	50,087
Investment management fees	521,576	1,319,962	739,977	1,546,215	23,393
Distribution and service fees:
Class A	—	199,350	837	62,039	16,131
Class B	—	16,984	—	—	—
Class C	—	354,030	2,898	27,291	53,185
Administration fees	56,089	125,521	37,339	101,303	2,732
Transfer agent fees:
Class A	—	127,329	489	5,354	10,099
Class B	—	6,886	—	—	—
Class C	—	48,702	311	2,986	7,475
Class I	—	105,122	11,665	3,384	1,555
Class I2	19,804	29,645	16,645	40,559	—
Class R6	3	—	—	3	—
Trustees, CCO and deferred compensation fees	4,773	9,616	3,622	8,400	213
Audit and tax fees	13,921	15,090	11,579	12,759	8,688
Custody fees	66,387	81,461	26,599	51,922	12,068
Legal fees	13,024	21,531	7,140	17,319	495
Printing and shareholder reports fees	14,202	45,863	9,297	18,604	3,442
Registration fees	12,229	50,047	33,969	47,832	21,874
Other	8,605	15,486	6,279	14,255	2,113
Total expenses before waiver and/or reimbursement and recapture	1,931,212	5,603,476	1,717,660	4,135,059	213,550
Expenses waived and/or reimbursed:
Fund Level	(36,340)	—	—	—	(13,414)
Class A	—	—	—	—	(10,099)
Class B	—	(479)	—	—	—
Class C	—	—	—	—	(7,475)
Class I	—	—	—	—	(1,562)
Class I2	(21,696)	—	—	—	—
Class R6	(10)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class B	—	420	—	—	—
Class I	—	—	—	—	7
Class I2	1,893	—	—	—	—
Class R6	7	—	—	—	—
Net expenses	1,875,066	5,603,417	1,717,660	4,135,059	181,007
Net investment income (loss)	12,286,217	(2,091,245)	1,272,715	11,416,984	130,786

Net realized gain (loss) on:
Investments	(10,175,073)	66,496,224	(7,017,448)	315,563	(1,559,216)
Futures contracts	(694,103)	—	—	—	—
Foreign currency transactions	(591,394)	82,489	3,599	—	—
Net realized gain (loss)	(11,460,570)	66,578,713	(7,013,849)	315,563	(1,559,216)

Net change in unrealized appreciation (depreciation) on:
Investments	6,177,998	(106,414,411)	11,287,420	48,408,835	620,749
Futures contracts	164,873	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	81,745	—	—	—	—
Net change in unrealized appreciation (depreciation)	6,424,616	(106,414,411)	11,287,420	48,408,835	620,749
Net realized and change in unrealized gain (loss)	(5,035,954)	(39,835,698)	4,273,571	48,724,398	(938,467)
Net increase (decrease) in net assets resulting from operations	$7,250,263	$(41,926,943)	$5,546,286	$60,141,382	$(807,681)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

	Transamerica Dynamic Income	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity	Transamerica Flexible Income	Transamerica Floating Rate
Investment Income:
Dividend income	$15,072,107	$—		$2,059,220	$282,386	$142,909
Interest income	528	27,169,219		559	9,653,626	8,428,812
Net income (loss) from securities lending	1,076,709	153,801		13,142	26,545	36,188
Withholding taxes on foreign income	—	(217,602)		(265,949)	—	—
Total investment income	16,149,344	27,105,418		1,806,972	9,962,557	8,607,909

Expenses:
Investment advisory fees	771,604	1,342,141		697,834	641,411	705,844
Investment management fees	367,688	712,193		345,277	329,134	369,676
Distribution and service fees:
Class A	174,969	60,298		1,946	88,880	4,006
Class B	—	—		—	9,403	—
Class C	1,184,490	74,916		8,610	307,788	20,411
Administration fees	49,999	68,053		22,049	42,837	34,714
Transfer agent fees:
Class A	76,749	58,751		2,087	47,184	2,320
Class B	—	—		—	2,749	—
Class C	142,312	14,554		1,311	30,045	1,904
Class I	55,889	290,576		541	91,121	2,374
Class I2	—	2,442		8,000	5,821	12,569
Class R6	—	2		—	12	—
Trustees, CCO and deferred compensation fees	4,189	5,443		1,862	3,932	2,641
Audit and tax fees	12,002	15,242		9,875	12,676	12,862
Custody fees	15,985	141,064		192,118	56,736	126,377
Legal fees	12,539	11,442		5,007	8,819	4,826
Printing and shareholder reports fees	73,400	60,384		6,922	69,298	7,080
Registration fees	31,103	53,222		34,532	58,184	23,632
Other	9,516	12,534		4,721	13,677	4,693
Total expenses before waiver and/or reimbursement and recapture	2,982,434	2,923,257		1,342,692	1,819,707	1,335,929
Expenses waived and/or reimbursed:
Class A	(676)	—		—	—	(1,502)
Class B	—	—		—	(270)	—
Class C	(15,501)	—		—	—	(801)
Class I	—	—		—	—	(2,006)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—		—	—	63
Class B	—	—		—	16	—
Class C	1,512	—		—	—	19
Class I	—	—		—	—	869
Class I2	—	—		—	—	8,739
Net expenses	2,967,769	2,923,257		1,342,692	1,819,453	1,341,310
Net investment income (loss)	13,181,575	24,182,161		464,280	8,143,104	7,266,599

Net realized gain (loss) on:
Investments	(42,143,972)	(32,080,616)		(20,639,644)	(1,007,254)	(853,525)
Foreign currency transactions	—	1,144,664		(5,964)	(20,155)	—
Net realized gain (loss)	(42,143,972)	(30,935,952)		(20,645,608)	(1,027,409)	(853,525)

Net change in unrealized appreciation (depreciation) on:
Investments	39,682,033	45,569,989	(A)	8,274,180	(2,836,569)	807,903
Translation of assets and liabilities denominated in foreign currencies	—	336,440		(10,405)	4,936	—
Net change in unrealized appreciation (depreciation)	39,682,033	45,906,429		8,263,775	(2,831,633)	807,903
Net realized and change in unrealized gain (loss)	(2,461,939)	14,970,477		(12,381,833)	3,859,042	(45,622)
Net increase (decrease) in net assets resulting from operations	$10,719,636	$39,152,638		$(11,917,553)	$4,284,062	$7,220,977

(A)	Net change in foreign capital gains tax of $201,787.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

Transamerica Global Bond	Transamerica Global Equity	Transamerica Global Long/Short Equity (A)	Transamerica Growth	Transamerica High Yield Bond
Investment Income:
Dividend income	$—	$4,598,583	$150,480	$1,878,553	$416,457
Interest income	783,242	672	—	757	31,903,050
Net income (loss) from securities lending	6,869	40,667	—	131,160	217,012
Withholding taxes on foreign income	(6,147)	(344,004)	(11,777)	(45,727)	—
Total investment income	783,964	4,295,918	138,703	1,964,743	32,536,519

Expenses:
Investment advisory fees	79,036	879,653	32,985	1,200,320	1,629,420
Investment management fees	42,803	469,727	26,232	586,727	989,048
Distribution and service fees:
Class A	380	55,367	2,411	—	134,540
Class B	—	13,166	—	—	16,312
Class C	1,429	278,857	—	—	255,171
Administration fees	4,391	32,677	990	46,400	88,877
Transfer agent fees:
Class A	168	46,802	32	—	81,899
Class B	—	6,345	—	—	3,874
Class C	160	57,275	—	—	31,311
Class I	215	17,564	997	—	55,931
Class I2	1,627	7,294	294	17,034	25,359
Class R6	—	2	—	10	12
Trustees, CCO and deferred compensation fees	376	2,484	1,179	3,563	7,323
Audit and tax fees	11,707	8,221	8,607	10,083	15,509
Custody fees	63,685	34,561	103,853	39,843	81,528
Legal fees	1,580	5,018	2,583	8,580	19,202
Printing and shareholder reports fees	2,097	20,685	906	10,184	79,280
Registration fees	30,947	44,767	57,197	12,125	58,734
Dividends, interest and fees for borrowings from securities sold short	—	—	126,139	—	—
Other	3,753	7,815	5,574	6,508	15,165
Total expenses before waiver and/or reimbursement and recapture	244,354	1,988,280	369,979	1,941,377	3,588,495
Expenses waived and/or reimbursed:
Fund Level	(73,276)	—	(146,807)	—	—
Class A	(187)	(6,036)	(32)	—	—
Class B	—	(3,852)	—	—	—
Class C	(167)	(12,278)	—	—	—
Class I	(217)	—	(997)	—	—
Class I2	(1,627)	—	(1,687)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	19	850	—	—	—
Class C	7	7,452	—	—	—
Class I	2	—	—	—	—
Class I2	—	—	1,393	—	—
Net expenses	168,908	1,974,416	221,849	1,941,377	3,588,495
Net investment income (loss)	615,056	2,321,502	(83,146)	23,366	28,948,024

Net realized gain (loss) on:
Investments	(1,355,681)	(8,423,678)	(282,923)	26,736,203	(13,737,300)
Securities sold short	—	—	83,486	—	—
Written options and swaptions	—	—	1,549	—	—
Foreign currency transactions	787,759	(95,233)	(56,544)	947	—
Net realized gain (loss)	(567,922)	(8,518,911)	(254,432)	26,737,150	(13,737,300)

Net change in unrealized appreciation (depreciation) on:
Investments	3,187,109	(B)	(3,492,967)	(40,703)	(58,917,827)	(5,877,301)
Securities sold short	—	—	(584,917)	—	—
Translation of assets and liabilities denominated in foreign currencies	487,595	32,099	3,157	1,430	—
Net change in unrealized appreciation (depreciation)	3,674,704	(3,460,868)	(622,463)	(58,916,397)	(5,877,301)
Net realized and change in unrealized gain (loss)	3,106,782	(11,979,779)	(876,895)	(32,179,247)	(19,614,601)
Net increase (decrease) in net assets resulting from operations	$3,721,838	$(9,658,277)	$(960,041)	$(32,155,881)	$9,333,423

(A)	Commenced operations on November 30, 2015.
(B)	Net change in foreign capital gains tax of $2,769.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

	Transamerica High Yield Muni	Transamerica Income & Growth	Transamerica Inflation Opportunities	Transamerica Intermediate Muni (A)	Transamerica International Equity
Investment Income:
Dividend income	$17,389	$10,605,696	$13,997	$16,751	$32,692,023
Interest income	1,249,676	576	158,452	7,978,032	11,097
Net income (loss) from securities lending	853	355,639	4,057	—	823,216
Withholding taxes on foreign income	—	(447,683)	3,336	—	(3,113,993)
Total investment income	1,267,918	10,514,228	179,842	7,994,783	30,412,343

Expenses:
Investment advisory fees	111,247	889,934	355,649	757,346	4,925,269
Investment management fees	78,737	390,321	170,184	624,353	3,069,053
Distribution and service fees:
Class A	48,250	51,412	644	244,995	371,332
Class C	28,377	376,700	1,889	408,499	303,792
Administration fees	6,544	39,881	19,414	53,917	208,907
Transfer agent fees:
Class A	10,657	27,785	193	40,875	310,595
Class C	1,733	49,613	184	17,349	45,948
Class I	14,707	19,662	163	190,076	597,908
Class I2	—	8,420	7,011	—	27,280
Class R6	—	—	—	—	48
Trustees, CCO and deferred compensation fees	538	3,459	1,602	4,904	16,581
Audit and tax fees	9,169	12,759	11,967	10,709	17,932
Custody fees	16,793	79,087	37,727	55,008	384,595
Legal fees	555	11,600	3,899	5,032	27,045
Printing and shareholder reports fees	2,845	28,382	5,132	24,037	106,359
Registration fees	23,087	29,407	31,642	91,653	113,669
Other	2,111	9,225	4,271	3,910	21,912
Total expenses before waiver and/or reimbursement and recapture	355,350	2,027,647	651,571	2,532,663	10,548,225
Expenses waived and/or reimbursed:
Class A	(24,353)	—	(21)	(97,998)	(1,703)
Class C	(7,765)	—	(61)	(102,125)	—
Class I	(5,195)	—	(80)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	7,634	—	2	14,370	143,314
Class C	865	—	3	9,043	—
Class I	291	—	2	113,683	—
Net expenses	326,827	2,027,647	651,416	2,469,636	10,689,836
Net investment income (loss)	941,091	8,486,581	(471,574)	5,525,147	19,722,507

Net realized gain (loss) on:
Investments	600,269	(35,982,130)	(3,597,518)	2,712,842	18,112,510
Futures contracts	—	—	(208,276)	—	—
Foreign currency transactions	—	(1,109)	(262,225)	—	5,999
Net realized gain (loss)	600,269	(35,983,239)	(4,068,019)	2,712,842	18,118,509

Net change in unrealized appreciation (depreciation) on:
Investments	2,111,224	19,602,292	7,825,580	15,718,318	(80,662,188)
Futures contracts	—	—	(22,878)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	48,924	(678,751)	—	635,488
Net change in unrealized appreciation (depreciation)	2,111,224	19,651,216	7,123,951	15,718,318	(80,026,700)
Net realized and change in unrealized gain (loss)	2,711,493	(16,332,023)	3,055,932	18,431,160	(61,908,191)
Net increase (decrease) in net assets resulting from operations	$3,652,584	$(7,845,442)	$2,584,358	$23,956,307	$(42,185,684)

(A)	Formerly, Transamerica Enhanced Muni.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

	Transamerica International Small Cap Value	Transamerica Large Cap Value	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income
Investment Income:
Dividend income	$15,473,505	$19,262,710	$1,661,388	$10,324,090	$10,429,971
Interest income	1,635	11,336	507	6,773	612,702
Net income (loss) from securities lending	266,986	295,310	53,741	229,761	342,189
Withholding taxes on foreign income	(1,268,853)	(186,669)	(8,208)	(61,173)	(132,888)
Total investment income	14,473,273	19,382,687	1,707,428	10,499,451	11,251,974

Expenses:
Investment advisory fees	2,724,855	3,694,187	1,101,001	1,594,638	1,660,394
Investment management fees	1,382,465	2,007,095	615,765	1,148,234	1,007,384
Distribution and service fees:
Class A	—	36,585	3,724	34,320	42,371
Class C	—	56,303	3,709	9,437	143,070
Administration fees	90,921	177,684	45,875	71,432	46,263
Transfer agent fees:
Class A	—	18,558	2,395	15,844	37,510
Class C	—	7,249	765	1,655	33,664
Class I	166,475	9,291	291	88,785	23,829
Class I2	21,981	65,296	17,471	23,078	14,521
Class R6	—	8	—	—	—
Trustees, CCO and deferred compensation fees	7,007	13,763	3,682	6,108	3,663
Audit and tax fees	13,551	17,459	10,906	12,346	13,391
Custody fees	245,686	87,167	15,456	24,449	43,124
Legal fees	13,972	30,109	4,693	7,415	10,501
Printing and shareholder reports fees	23,823	38,285	7,806	18,965	31,216
Registration fees	31,329	39,732	25,621	40,422	31,721
Other	9,159	21,918	4,464	6,199	8,304
Total expenses	4,731,224	6,320,689	1,863,624	3,103,327	3,150,926
Expenses waived and/or reimbursed:
Class A	—	—	—	—	(6,705)
Class C	—	—	—	—	(6,633)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	—	1,284
Class C	—	—	—	—	127
Net expenses	4,731,224	6,320,689	1,863,624	3,103,327	3,138,999
Net investment income (loss)	9,742,049	13,061,998	(156,196)	7,396,124	8,112,975

Net realized gain (loss) on:
Investments	12,880,780	60,388,332	(18,917,482)	2,340,473	(123,190,778)
Written options and swaptions	—	—	—	—	131,953
Foreign currency transactions	653,661	—	—	1,170	(63,054)
Net realized gain (loss)	13,534,441	60,388,332	(18,917,482)	2,341,643	(123,121,879)

Net change in unrealized appreciation (depreciation) on:
Investments	(49,176,005)	23,034,828	(4,143,827)	28,301,648	81,891,468
Translation of assets and liabilities denominated in foreign currencies	274,405	—	—	—	(7,160)
Net change in unrealized appreciation (depreciation)	(48,901,600)	23,034,828	(4,143,827)	28,301,648	81,884,308
Net realized and change in unrealized gain (loss)	(35,367,159)	83,423,160	(23,061,309)	30,643,291	(41,237,571)
Net increase (decrease) in net assets resulting from operations	$(25,625,110)	$96,485,158	$(23,217,505)	$38,039,415	$(33,124,596)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

	Transamerica Money Market	Transamerica Multi-Cap Growth (A)	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Core
Investment Income:
Dividend income	$—	$908,257	$3,551,474	$—	$1,141,791
Interest income	489,788	425	3,052,686	48,905,321	247
Net income (loss) from securities lending	—	407,000	35,714	68,743	18,756
Withholding taxes on foreign income	—	(23,251)	(1,011)	—	(139)
Total investment income	489,788	1,292,431	6,638,863	48,974,064	1,160,655

Expenses:
Investment advisory fees	274,976	909,912	1,287,860	5,534,410	346,515
Investment management fees	161,787	345,573	708,207	2,714,022	118,226
Distribution and service fees:
Class A	165,258	81,996	276,992	1,154,898	939
Class B	10,873	9,009	23,210	—	—
Class C	117,123	47,257	928,241	3,412,660	1,806
Administration fees	20,623	34,744	59,440	357,941	12,994
Transfer agent fees:
Class A	117,901	127,560	153,273	317,610	606
Class B	4,049	6,606	9,559	—	—
Class C	16,603	18,587	92,330	270,253	239
Class I	23,052	44,084	115,084	442,712	483
Class I2	1,287	7,788	—	38,625	4,244
Class R6	—	—	3	4	—
Trustees, CCO and deferred compensation fees	1,595	2,861	4,571	27,971	1,200
Audit and tax fees	7,455	10,482	11,138	37,204	10,490
Custody fees	38,944	40,805	70,406	199,879	28,337
Legal fees	2,643	10,440	9,332	61,972	3,904
Printing and shareholder reports fees	11,202	21,568	40,188	203,488	5,486
Registration fees	41,340	42,289	44,843	88,568	22,482
Other	4,437	9,232	8,748	41,586	4,208
Total expenses before waiver and/or reimbursement and recapture	1,021,148	1,770,793	3,843,425	14,903,803	562,159
Expenses waived and/or reimbursed:
Fund Level	(95,918)	—	—	—	—
Class A	(270,559)	(21,020)	—	—	(368)
Class B	(14,720)	(2,815)	(110)	—	—
Class C	(131,354)	(3,306)	—	—	(139)
Class I	(23,052)	—	—	—	(253)
Class I2	(1,287)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	—	92
Class B	—	—	32	—	—
Class C	—	—	—	—	58
Class I	—	—	—	—	130
Net expenses	484,258	1,743,652	3,843,347	14,903,803	561,679
Net investment income (loss)	5,530	(451,221)	2,795,516	34,070,261	598,976

Net realized gain (loss) on:
Investments	—	47,934,258	(1,724,303)	(22,622,912)	(12,601,728)
Futures contracts	—	—	283,896	—	—
Foreign currency transactions	—	4,671	3	(49,411)	—
Net realized gain (loss)	—	47,938,929	(1,440,404)	(22,672,323)	(12,601,728)

Net change in unrealized appreciation (depreciation) on:
Investments	—	(74,233,462)	2,824,228	18,481,389	14,317,966
Futures contracts	—	—	(351,453)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—	29,596	—
Net change in unrealized appreciation (depreciation)	—	(74,233,462)	2,472,775	18,510,985	14,317,966
Net realized and change in unrealized gain (loss)	—	(26,294,533)	1,032,371	(4,161,338)	1,716,238
Net increase (decrease) in net assets resulting from operations	$5,530	$(26,745,754)	$3,827,887	$29,908,923	$2,315,214

(A)	Formerly, Transamerica Growth Opportunities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income	Transamerica Unconstrained Bond
Investment Income:
Dividend income	$981,605	$3,441,071	$7,501,289	$454,303	$—
Interest income	1,232	1,114	1,010	429,500	4,257,857
Net income (loss) from securities lending	176,129	184,117	206,181	15,392	66,730
Withholding taxes on foreign income	—	—	(12,927)	(2,313)	—
Total investment income	1,158,966	3,626,302	7,695,553	896,882	4,324,587

Expenses:
Investment advisory fees	1,217,612	1,018,062	2,138,099	79,425	360,410
Investment management fees	540,123	406,907	1,067,393	44,655	175,953
Distribution and service fees:
Class A	4,379	1,417	451,818	2,127	—
Class B	—	—	78,352	—	—
Class C	6,128	3,819	1,253,648	19,074	—
Administration fees	44,173	37,887	82,218	3,610	16,894
Transfer agent fees:
Class A	3,073	1,254	411,246	540	—
Class B	—	—	17,234	—	—
Class C	1,039	485	191,793	588	—
Class I	1,283	318	87,992	16,489	163
Class I2	15,484	13,000	670	—	6,183
Class R6	—	—	4	—	—
Trustees, CCO and deferred compensation fees	3,553	2,906	6,430	275	1,346
Audit and tax fees	10,225	9,956	12,608	11,495	12,117
Custody fees	30,656	36,604	75,025	8,032	92,116
Legal fees	8,884	10,122	16,117	505	1,906
Printing and shareholder reports fees	11,204	11,686	85,073	1,625	7,537
Registration fees	21,886	29,888	47,396	31,434	23,286
Other	7,392	7,338	13,825	2,165	2,590
Total expenses	1,927,094	1,591,649	6,036,941	222,039	700,501
Expenses waived and/or reimbursed:
Fund Level	—	—	—	(7,416)	—
Class A	—	(522)	—	(540)	—
Class C	—	—	—	(675)	—
Class I	—	—	—	(16,489)	(25)
Recapture of previously waived and/or reimbursed fees:
Class A	—	94	—	—	—
Class C	—	—	—	87	—
Class I	—	—	—	—	11
Net expenses	1,927,094	1,591,221	6,036,941	197,006	700,487
Net investment income (loss)	(768,128)	2,035,081	1,658,612	699,876	3,624,100

Net realized gain (loss) on:
Investments	15,988,390	(32,755,632)	(1,129,679)	(588,625)	(1,671,718)
Futures contracts	—	—	—	—	(93,065)
Foreign currency transactions	—	—	(1,161)	(16)	—
Net realized gain (loss)	15,988,390	(32,755,632)	(1,130,840)	(588,641)	(1,764,783)

Net change in unrealized appreciation (depreciation) on:
Investments	(27,041,267)	(1,371,882)	(4,574,544)	(11,496)	(844,631)
Futures contracts	—	—	—	—	(228,722)
Net change in unrealized appreciation (depreciation)	(27,041,267)	(1,371,882)	(4,574,544)	(11,496)	(1,073,353)
Net realized and change in unrealized gain (loss)	(11,052,877)	(34,127,514)	(5,705,384)	(600,137)	(2,838,136)
Net increase (decrease) in net assets resulting from operations	$(11,821,005)	$(32,092,433)	$(4,046,772)	$99,739	$785,964

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENT OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

Transamerica US Growth
Investment Income:
Dividend income	$6,235,713
Interest income	1,254
Net income (loss) from securities lending	240,929
Total investment income	6,477,896

Expenses:
Investment advisory fees	2,414,278
Investment management fees	1,236,178
Distribution and service fees:
Class A	546,212
Class B	48,159
Class C	247,407
Administration fees	108,791
Transfer agent fees:
Class A	486,269
Class B	21,932
Class C	61,680
Class I	119,721
Class I2	11,962
Class T	45,415
Trustees, CCO and deferred compensation fees	8,445
Audit and tax fees	14,793
Custody fees	61,158
Legal fees	19,454
Printing and shareholder reports fees	50,238
Registration fees	47,958
Other	15,248
Total expenses before waiver and/or reimbursement and recapture	5,565,298
Expenses waived and/or reimbursed:
Class B	(1,072)
Recapture of previously waived and/or reimbursed fees:
Class B	48
Net expenses	5,564,274
Net investment income (loss)	913,622

Net realized gain (loss) on:
Investments	(8,314,150)
Net realized gain (loss)	(8,314,150)

Net change in unrealized appreciation (depreciation) on:
Investments	(31,935,685)
Translation of assets and liabilities denominated in foreign currencies	14,383
Net change in unrealized appreciation (depreciation)	(31,921,302)
Net realized and change in unrealized gain (loss)	(40,235,452)
Net increase (decrease) in net assets resulting from operations	$(39,321,830)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Bond		Transamerica Capital Growth		Transamerica Concentrated Growth
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$12,286,217	$31,578,608	$(2,091,245)	$(5,889,356)	$1,272,715	$1,783,123
Net realized gain (loss)	(11,460,570)	25,619,028	66,578,713	55,960,009	(7,013,849)	(3,982,601)
Net change in unrealized appreciation (depreciation)	6,424,616	(67,362,727)	(106,414,411)	29,055,248	11,287,420	19,247,480
Net increase (decrease) in net assets resulting from operations	7,250,263	(10,165,091)	(41,926,943)	79,125,901	5,546,286	17,048,002

Dividends and distributions to shareholders:
Net investment income:
Class A	—	—	—	—	(902)	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	(71,704)	(23,194)
Class I2	(12,722,516)	(32,461,443)	—	—	(1,601,992)	(1,071,082)
Class R6 (A)	(2,301)	(970)	—	—	—	—
Total distributions from net investment income	(12,724,817)	(32,462,413)	—	—	(1,674,598)	(1,094,276)
Net realized gains:
Class A	—	—	(5,675,092)	(3,324,337)	—	(1,067)
Class B	—	—	(142,588)	(146,506)	—	—
Class C	—	—	(2,760,429)	(1,561,956)	—	(728)
Class I	—	—	(5,083,818)	(4,201,022)	—	(46,387)
Class I2	(26,329,259)	(26,769,165)	(41,875,786)	(32,799,000)	—	(974,659)
Class R6 (A)	(2,610)	—	—	—	—	—
Total distributions from net realized gains	(26,331,869)	(26,769,165)	(55,537,713)	(42,032,821)	—	(1,022,841)
Total dividends and distributions to shareholders	(39,056,686)	(59,231,578)	(55,537,713)	(42,032,821)	(1,674,598)	(2,117,117)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	37,021,247	60,370,515	121,920	312,845
Class B	—	—	145,650	382,583	—	—
Class C	—	—	14,550,747	27,150,870	292,899	151,129
Class I	—	—	42,898,156	49,697,856	841,775	4,375,653
Class I2	13,684,232	67,840,657	19,831,566	292,769,066	335,550,573	98,783,436
Class R6 (A)	181,820	50,000	—	—	—	—
	13,866,052	67,890,657	114,447,366	430,370,890	336,807,167	103,623,063
Dividends and distributions reinvested:
Class A	—	—	5,530,966	3,232,197	902	1,067
Class B	—	—	139,867	141,128	—	—
Class C	—	—	2,342,839	1,279,713	—	728
Class I	—	—	4,773,081	3,384,906	70,845	68,653
Class I2	39,051,775	59,230,608	41,811,721	32,799,000	1,601,992	2,045,741
Class R6 (A)	4,911	970	—	—	—	—
	39,056,686	59,231,578	54,598,474	40,836,944	1,673,739	2,116,189
Cost of shares redeemed:
Class A	—	—	(30,650,353)	(33,999,737)	(38,006)	(88,697)
Class B	—	—	(256,296)	(510,007)	—	—
Class C	—	—	(7,570,798)	(11,740,160)	(14,677)	(9,351)
Class I	—	—	(24,921,264)	(67,238,891)	(1,375,885)	(1,394,949)
Class I2	(315,570,115)	(60,218,832)	(387,827,297)	(147,755,274)	(78,301,340)	(77,743,706)
Class R6 (A)	(16)	—	—	—	—	—
	(315,570,131)	(60,218,832)	(451,226,008)	(261,244,069)	(79,729,908)	(79,236,703)
Automatic conversions:
Class A	—	—	534,308	1,182,934	—	—
Class B	—	—	(534,308)	(1,182,934)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(262,647,393)	66,903,403	(282,180,168)	209,963,765	258,750,998	26,502,549
Net increase (decrease) in net assets	(294,453,816)	(2,493,266)	(379,644,824)	247,056,845	262,622,686	41,433,434

Net assets:
Beginning of period/year	777,814,970	780,308,236	1,426,123,203	1,179,066,358	415,273,972	373,840,538
End of period/year	$483,361,154	$777,814,970	$1,046,478,379	$1,426,123,203	$677,896,658	$415,273,972
Undistributed (distributions in excess of) net investment income (loss)	$1,267,181	$1,705,781	$(6,967,994)	$(4,876,749)	$994,774	$1,396,657

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Bond		Transamerica Capital Growth		Transamerica Concentrated Growth
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	—	—	1,524,767	2,402,893	7,672	18,521
Class B	—	—	6,728	17,493	—	—
Class C	—	—	673,377	1,211,272	18,348	8,924
Class I	—	—	1,788,042	1,933,024	54,025	264,873
Class I2	1,539,079	6,478,626	1,335,256	16,684,723	21,281,942	5,893,265
Class R6 (A)	20,431	4,794	—	—	—	—
	1,559,510	6,483,420	5,328,170	22,249,405	21,361,987	6,185,583
Shares reinvested:
Class A	—	—	219,048	136,668	55	63
Class B	—	—	6,335	6,727	—	—
Class C	—	—	105,296	60,708	—	43
Class I	—	—	184,218	139,988	4,362	4,108
Class I2	4,394,912	5,815,024	2,449,427	2,028,386	97,683	121,265
Class R6 (A)	550	97	—	—	—	—
	4,395,462	5,815,121	2,964,324	2,372,477	102,100	125,479
Shares redeemed:
Class A	—	—	(1,315,401)	(1,364,311)	(2,368)	(5,439)
Class B	—	—	(13,215)	(23,219)	—	—
Class C	—	—	(368,670)	(531,963)	(891)	(549)
Class I	—	—	(1,039,551)	(2,651,109)	(88,453)	(82,397)
Class I2	(32,870,417)	(5,867,866)	(23,591,063)	(8,535,271)	(4,863,571)	(4,564,490)
Class R6 (A)	(2)	—	—	—	—	—
	(32,870,419)	(5,867,866)	(26,327,900)	(13,105,873)	(4,955,283)	(4,652,875)
Automatic conversions:
Class A	—	—	22,164	47,951	—	—
Class B	—	—	(25,338)	(54,169)	—	—
	—	—	(3,174)	(6,218)	—	—
Net increase (decrease) in shares outstanding:
Class A	—	—	450,578	1,223,201	5,359	13,145
Class B	—	—	(25,490)	(53,168)	—	—
Class C	—	—	410,003	740,017	17,457	8,418
Class I	—	—	932,709	(578,097)	(30,066)	186,584
Class I2	(26,936,426)	6,425,784	(19,806,380)	10,177,838	16,516,054	1,450,040
Class R6 (A)	20,979	4,891	—	—	—	—
	(26,915,447)	6,430,675	(18,038,580)	11,509,791	16,508,804	1,658,187

(A)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dividend Focused		Transamerica Dynamic Allocation		Transamerica Dynamic Income
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$11,416,984	$22,862,706	$130,786	$105,310	$13,181,575	$28,169,271
Net realized gain (loss)	315,563	131,540,942	(1,559,216)	763,090	(42,143,972)	6,531,985
Net change in unrealized appreciation (depreciation)	48,408,835	(138,061,201)	620,749	(950,931)	39,682,033	(72,914,711)
Net increase (decrease) in net assets resulting from operations	60,141,382	16,342,447	(807,681)	(82,531)	10,719,636	(38,213,455)

Dividends and distributions to shareholders:
Net investment income:
Class A	(468,395)	(920,532)	(57,755)	(115,591)	(3,351,000)	(9,803,437)
Class C	(31,033)	(49,211)	—	(22,885)	(4,783,361)	(12,936,612)
Class I	(61,792)	(117,280)	(23,577)	(43,984)	(2,613,897)	(9,233,231)
Class I2	(11,573,048)	(22,364,831)	—	—	—	—
Class R6 (A)	(961)	(484)	—	—	—	—
Total distributions from net investment income	(12,135,229)	(23,452,338)	(81,332)	(182,460)	(10,748,258)	(31,973,280)
Net realized gains:
Class A	(7,420,645)	(2,041,457)	(581,707)	(650,313)	(3,383,260)	(4,162,900)
Class C	(781,365)	(176,625)	(473,626)	(396,800)	(5,652,650)	(6,427,415)
Class I	(878,039)	(221,274)	(150,755)	(200,624)	(2,588,698)	(3,875,409)
Class I2	(122,506,398)	(46,758,415)	—	—	—	—
Class R6 (A)	(6,989)	—	—	—	—	—
Total distributions from net realized gains	(131,593,436)	(49,197,771)	(1,206,088)	(1,247,737)	(11,624,608)	(14,465,724)
Total dividends and distributions to shareholders	(143,728,665)	(72,650,109)	(1,287,420)	(1,430,197)	(22,372,866)	(46,439,004)

Capital share transactions:
Proceeds from shares sold:
Class A	4,586,166	18,382,956	804,629	1,884,640	2,860,049	24,145,782
Class C	2,381,678	2,123,252	594,293	2,389,815	3,881,625	29,552,865
Class I	1,080,426	2,157,399	75,880	769,768	5,056,135	37,784,686
Class I2	681,211,920	129,427,147	—	—	—	—
Class R6 (A)	128,059	50,000	—	—	—	—
	689,388,249	152,140,754	1,474,802	5,044,223	11,797,809	91,483,333
Issued from fund acquisition:
Class A	—	—	—	4,758,255	—	—
Class C	—	—	—	5,521,344	—	—
Class I	—	—	—	688,528	—	—
	—	—	—	10,968,127	—	—
Dividends and distributions reinvested:
Class A	7,873,012	2,958,519	636,081	753,200	6,284,857	12,982,180
Class C	807,597	224,369	473,626	419,685	9,503,975	17,434,541
Class I	932,635	338,554	174,332	244,608	4,414,884	10,972,177
Class I2	133,911,309	69,122,302	—	—	—	—
Class R6 (A)	7,950	484	—	—	—	—
	143,532,503	72,644,228	1,284,039	1,417,493	20,203,716	41,388,898
Cost of shares redeemed:
Class A	(5,385,359)	(30,188,588)	(2,569,673)	(4,668,612)	(49,343,260)	(97,061,461)
Class C	(1,015,772)	(1,749,029)	(1,568,027)	(3,539,518)	(68,557,857)	(119,307,129)
Class I	(857,652)	(2,174,773)	(2,119,390)	(1,129,605)	(60,446,690)	(125,159,466)
Class I2	(196,928,706)	(696,099,147)	—	—	—	—
Class R6 (A)	(46)	—	—	—	—	—
	(204,187,535)	(730,211,537)	(6,257,090)	(9,337,735)	(178,347,807)	(341,528,056)
Net increase (decrease) in net assets resulting from capital share transactions	628,733,217	(505,426,555)	(3,498,249)	8,092,108	(146,346,282)	(208,655,825)
Net increase (decrease) in net assets	545,145,934	(561,734,217)	(5,593,350)	6,579,380	(157,999,512)	(293,308,284)

Net assets:
Beginning of period/year	915,373,390	1,477,107,607	29,481,252	22,901,872	608,884,917	902,193,201
End of period/year	$1,460,519,324	$915,373,390	$23,887,902	$29,481,252	$450,885,405	$608,884,917
Undistributed (distributions in excess of) net investment income (loss)	$516,954	$1,235,199	$49,454	$—	$1,579,385	$(853,932)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dividend Focused		Transamerica Dynamic Allocation		Transamerica Dynamic Income
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	417,233	1,408,647	77,529	165,653	326,183	2,362,824
Class C	213,513	159,938	58,194	212,142	440,883	2,908,904
Class I	99,741	162,956	7,408	68,301	569,835	3,717,491
Class I2	65,131,427	9,792,048	—	—	—	—
Class R6 (A)	11,851	3,774	—	—	—	—
	65,873,765	11,527,363	143,131	446,096	1,336,901	8,989,219
Shares issued on fund acquisition:
Class A	—	—	—	418,396	—	—
Class C	—	—	—	490,111	—	—
Class I	—	—	—	60,692	—	—
	—	—	—	969,199	—	—
Shares reinvested:
Class A	724,407	224,471	60,869	67,551	715,133	1,298,159
Class C	74,579	17,020	45,717	37,844	1,085,469	1,752,148
Class I	85,818	25,728	16,746	22,017	502,311	1,094,999
Class I2	12,322,985	5,237,794	—	—	—	—
Class R6 (A)	732	38	—	—	—	—
	13,208,521	5,505,051	123,332	127,412	2,302,913	4,145,306
Shares redeemed:
Class A	(486,785)	(2,335,171)	(250,333)	(414,034)	(5,610,997)	(9,737,936)
Class C	(96,854)	(134,978)	(153,486)	(318,046)	(7,820,569)	(12,043,710)
Class I	(75,662)	(165,742)	(208,122)	(100,709)	(6,847,918)	(12,535,550)
Class I2	(18,088,815)	(53,198,181)	—	—	—	—
Class R6 (A)	(4)	—	—	—	—	—
	(18,748,120)	(55,834,072)	(611,941)	(832,789)	(20,279,484)	(34,317,196)
Net increase (decrease) in shares outstanding:
Class A	654,855	(702,053)	(111,935)	237,566	(4,569,681)	(6,076,953)
Class C	191,238	41,980	(49,575)	422,051	(6,294,217)	(7,382,658)
Class I	109,897	22,942	(183,968)	50,301	(5,775,772)	(7,723,060)
Class I2	59,365,597	(38,168,339)	—	—	—	—
Class R6 (A)	12,579	3,812	—	—	—	—
	60,334,166	(38,801,658)	(345,478)	709,918	(16,639,670)	(21,182,671)

(A)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity		Transamerica Flexible Income
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$24,182,161	$43,466,796	$464,280	$3,643,275	$8,143,104	$24,374,051
Net realized gain (loss)	(30,935,952)	(49,320,863)	(20,645,608)	(41,518,266)	(1,027,409)	(252,640)
Net change in unrealized appreciation (depreciation)	45,906,429	(38,097,710)	8,263,775	(28,167,498)	(2,831,633)	(18,405,965)
Net increase (decrease) in net assets resulting from operations	39,152,638	(43,951,777)	(11,917,553)	(66,042,489)	4,284,062	5,715,446

Dividends and distributions to shareholders:
Net investment income:
Class A	(1,046,005)	(3,228,749)	(14,621)	(18,976)	(1,362,371)	(2,253,630)
Class B	—	—	—	—	(26,783)	(67,483)
Class C	(283,492)	(732,308)	(6,235)	(5,547)	(950,752)	(1,636,876)
Class I	(13,771,932)	(21,796,180)	(16,610)	(14,731)	(2,742,558)	(1,727,785)
Class I2	(1,629,622)	(4,414,212)	(3,123,763)	(2,932,835)	(2,957,354)	(18,895,673)
Class R6 (A)	(1,455)	(1,336)	—	—	(10,991)	(774)
Total dividends and distributions from net investment income	(16,732,506)	(30,172,785)	(3,161,229)	(2,972,089)	(8,050,809)	(24,582,221)

Capital share transactions:
Proceeds from shares sold:
Class A	12,418,021	52,749,406	537,817	904,159	19,439,646	19,662,902
Class B	—	—	—	—	232,305	370,403
Class C	406,590	4,431,692	118,300	1,049,442	5,483,486	11,812,005
Class I	68,992,778	437,740,094	3,419,599	527,536	47,453,646	36,885,031
Class I2	15,302,364	4,650,275	51,018,627	223,871,060	6,098,653	41,409,186
Class R6 (A)	21,885	50,000	—	—	1,829,371	50,000
	97,141,638	499,621,467	55,094,343	226,352,197	80,537,107	110,189,527
Issued from fund acquisition:
Class I	—	—	—	—	138,269,792	—
	—	—	—	—	138,269,792	—
Dividends and distributions reinvested:
Class A	969,500	3,011,700	13,641	17,064	1,227,389	1,997,516
Class B	—	—	—	—	23,813	62,120
Class C	243,273	635,908	5,826	5,393	698,637	1,176,426
Class I	10,119,873	17,224,415	16,610	14,731	2,141,620	1,279,481
Class I2	1,629,622	4,414,212	3,123,763	2,932,835	2,955,362	18,895,673
Class R6 (A)	1,455	1,336	—	—	10,991	774
	12,963,723	25,287,571	3,159,840	2,970,023	7,057,812	23,411,990
Cost of shares redeemed:
Class A	(23,232,458)	(70,034,479)	(293,984)	(426,954)	(13,405,177)	(25,974,070)
Class B	—	—	—	—	(308,923)	(1,164,467)
Class C	(3,805,764)	(12,235,778)	(98,350)	(234,088)	(9,142,140)	(14,853,970)
Class I	(101,107,601)	(162,496,910)	(4,156,517)	(173,208)	(88,187,664)	(23,954,706)
Class I2	(5,147,097)	(79,586,343)	(85,755,440)	(129,963,499)	(226,685,273)	(231,998,581)
Class R6 (A)	(3,093)	—	—	—	(77,507)	—
	(133,296,013)	(324,353,510)	(90,304,291)	(130,797,749)	(337,806,684)	(297,945,794)
Automatic conversions:
Class A	—	—	—	—	225,859	671,260
Class B	—	—	—	—	(225,859)	(671,260)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(23,190,652)	200,555,528	(32,050,108)	98,524,471	(111,941,973)	(164,344,277)
Net increase (decrease) in net assets	(770,520)	126,430,966	(47,128,890)	29,509,893	(115,708,720)	(183,211,052)

Net assets:
Beginning of period/year	718,897,216	592,466,250	275,234,144	245,724,251	546,154,596	729,365,648
End of period/year	$718,126,696	$718,897,216	$228,105,254	$275,234,144	$430,445,876	$546,154,596
Undistributed (distributions in excess of) net investment income (loss)	$5,518,903	$(1,930,752)	$450,845	$3,147,794	$142,638	$50,343

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity		Transamerica Flexible Income
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	1,278,953	5,208,429	67,844	95,090	2,148,671	2,094,067
Class B	—	—	—	—	25,596	39,077
Class C	42,715	433,963	15,493	107,987	609,180	1,265,998
Class I	7,268,108	42,796,847	427,054	55,636	5,233,591	3,932,609
Class I2	1,672,314	464,408	6,659,603	22,366,184	670,816	4,394,563
Class R6 (A)	2,235	4,822	—	—	201,415	5,291
	10,264,325	48,908,469	7,169,994	22,624,897	8,889,269	11,731,605
Shares issued on fund acquisition:
Class I	—	—	—	—	15,148,372	—
	—	—	—	—	15,148,372	—
Shares reinvested:
Class A	102,412	304,486	1,713	1,736	136,054	213,304
Class B	—	—	—	—	2,637	6,625
Class C	25,762	64,203	737	551	77,954	126,473
Class I	1,065,194	1,741,480	2,084	1,494	237,376	136,582
Class I2	171,384	441,051	391,449	297,448	326,768	2,013,690
Class R6 (A)	153	136	—	—	1,211	83
	1,364,905	2,551,356	395,983	301,229	782,000	2,496,757
Shares redeemed:
Class A	(2,473,275)	(7,015,409)	(37,620)	(46,279)	(1,484,023)	(2,771,100)
Class B	—	—	—	—	(34,129)	(124,556)
Class C	(406,136)	(1,227,455)	(13,186)	(25,105)	(1,018,215)	(1,593,766)
Class I	(10,664,457)	(16,209,016)	(525,754)	(18,720)	(9,742,316)	(2,559,964)
Class I2	(546,507)	(8,005,692)	(10,988,061)	(14,521,706)	(24,697,281)	(24,982,423)
Class R6 (A)	(317)	—	—	—	(8,625)	—
	(14,090,692)	(32,457,572)	(11,564,621)	(14,611,810)	(36,984,589)	(32,031,809)
Automatic conversions:
Class A	—	—	—	—	24,965	71,498
Class B	—	—	—	—	(24,949)	(71,474)
	—	—	—	—	16	24
Net increase (decrease) in shares outstanding:
Class A	(1,091,910)	(1,502,494)	31,937	50,547	825,667	(392,231)
Class B	—	—	—	—	(30,845)	(150,328)
Class C	(337,659)	(729,289)	3,044	83,433	(331,081)	(201,295)
Class I	(2,331,155)	28,329,311	(96,616)	38,410	10,877,023	1,509,227
Class I2	1,297,191	(7,100,233)	(3,937,009)	8,141,926	(23,699,697)	(18,574,170)
Class R6 (A)	2,071	4,958	—	—	194,001	5,374
	(2,461,462)	19,002,253	(3,998,644)	8,314,316	(12,164,932)	(17,803,423)

(A)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Floating Rate	Transamerica Global Bond	Transamerica Global Equity
April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$7,266,599	$10,783,400	$615,056	$2,854,094	$2,321,502	$1,592,016
Net realized gain (loss)	(853,525)	(248,185)	(567,922)	(21,487,490)	(8,518,911)	(9,840,284)
Net change in unrealized appreciation (depreciation)	807,903	(3,382,984)	3,674,704	6,482,260	(3,460,868)	10,099,698
Net increase (decrease) in net assets resulting from operations	7,220,977	7,152,231	3,721,838	(12,151,136)	(9,658,277)	1,851,430

Dividends and distributions to shareholders:
Net investment income:
Class A	(63,846)	(85,287)	(2,074)	(1,097)	—	—
Class C	(66,086)	(79,227)	(114)	(292)	—	—
Class I	(88,066)	(47,861)	(3,227)	(1,452)	(22,459)	—
Class I2	(7,126,603)	(10,675,346)	(437,972)	(1,079,077)	(357,775)	—
Class R6 (A)	—	—	—	—	0	(B)	—
Total distributions from net investment income	(7,344,601)	(10,887,721)	(443,387)	(1,081,918)	(380,234)	—
Net realized gains:
Class A	—	(989)	—	—	—	—
Class C	—	(3,168)	—	—	—	—
Class I	—	(583)	—	—	—	—
Class I2	—	(315,100)	—	—	—	—
Total distributions from net realized gains	—	(319,840)	—	—	—	—
Total dividends and distributions to shareholders	(7,344,601)	(11,207,561)	(443,387)	(1,081,918)	(380,234)	—

Capital share transactions:
Proceeds from shares sold:
Class A	3,848,088	8,487,073	167,718	27,575	1,110,221	8,268,726
Class B	—	—	—	—	—	51,811
Class C	4,233,060	3,209,441	85,927	26,075	992,227	3,527,286
Class I	20,249,506	7,961,626	25,546	20,000	866,413	16,646,005
Class I2	18,017,382	116,222,380	—	—	75,999,993	28,210,857
Class R6 (A)	—	—	—	—	—	50,000
46,348,036	135,880,520	279,191	73,650	78,968,854	56,754,685
Dividends and distributions reinvested:
Class A	63,501	81,210	2,074	1,097	—	—
Class C	63,169	74,332	114	292	—	—
Class I	87,404	37,806	3,227	1,452	16,326	—
Class I2	7,182,826	10,941,492	437,972	1,079,077	357,775	—
Class R6 (A)	—	—	—	—	0	(B)	—
7,396,900	11,134,840	443,387	1,081,918	374,101	—
Cost of shares redeemed:
Class A	(3,237,132)	(5,770,927)	(7,212)	(23,944)	(5,042,476)	(18,818,967)
Class B	—	—	—	—	(223,896)	(1,269,219)
Class C	(555,194)	(2,008,937)	(4,418)	(2,000)	(6,082,843)	(16,942,534)
Class I	(13,714,703)	(7,602,138)	—	—	(7,097,298)	(12,899,525)
Class I2	(16,999,576)	(179,094)	(2,000,004)	(183,135,829)	(15,999,991)	(4,364,353)
(34,506,605)	(15,561,096)	(2,011,634)	(183,161,773)	(34,446,504)	(54,294,598)
Automatic conversions:
Class A	—	—	—	—	744,887	1,869,065
Class B	—	—	—	—	(744,887)	(1,869,065)
—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	19,238,331	131,454,264	(1,289,056)	(182,006,205)	44,896,451	2,460,087
Net increase (decrease) in net assets	19,114,707	127,398,934	1,989,395	(195,239,259)	34,857,940	4,311,517

Net assets:
Beginning of period/year	343,596,596	216,197,662	44,445,088	239,684,347	302,851,712	298,540,195
End of period/year	$362,711,303	$343,596,596	$46,434,483	$44,445,088	$337,709,652	$302,851,712
Undistributed (distributions in excess of) net investment income (loss)	$(30,897)	$47,105	$(47,844)	$(219,513)	$2,112,227	$170,959

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Floating Rate	Transamerica Global Bond	Transamerica Global Equity
April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	398,028	854,474	17,643	2,946	103,281	740,198
Class B	—	—	—	—	—	4,547
Class C	435,431	323,025	9,228	2,826	93,455	318,484
Class I	2,075,732	801,748	2,676	2,152	81,507	1,504,326
Class I2	1,853,644	11,676,419	—	—	6,746,504	2,495,861
Class R6 (A)	—	—	—	—	—	4,299
4,762,835	13,655,666	29,547	7,924	7,024,747	5,067,715
Shares reinvested:
Class A	6,565	8,194	232	115	—	—
Class C	6,529	7,503	13	31	—	—
Class I	9,037	3,814	361	151	1,465	—
Class I2	743,205	1,105,199	48,990	112,756	32,117	—
Class R6	—	—	—	—	0	(C)	—
765,336	1,124,710	49,596	113,053	33,582	—
Shares redeemed:
Class A	(334,662)	(584,333)	(795)	(2,590)	(474,902)	(1,690,464)
Class B	—	—	—	—	(21,399)	(114,933)
Class C	(57,606)	(203,222)	(491)	(211)	(582,594)	(1,528,107)
Class I	(1,415,527)	(766,650)	—	—	(673,686)	(1,153,173)
Class I2	(1,757,869)	(18,222)	(210,971)	(19,590,734)	(1,449,275)	(402,320)
(3,565,664)	(1,572,427)	(212,257)	(19,593,535)	(3,201,856)	(4,888,997)
Automatic conversions:
Class A	—	—	—	—	69,448	167,509
Class B	—	—	—	—	(70,566)	(169,209)
—	—	—	—	(1,118)	(1,700)
Net increase (decrease) in shares outstanding:
Class A	69,931	278,335	17,080	471	(302,173)	(782,757)
Class B	—	—	—	—	(91,965)	(279,595)
Class C	384,354	127,306	8,750	2,646	(489,139)	(1,209,623)
Class I	669,242	38,912	3,037	2,303	(590,714)	351,153
Class I2	838,980	12,763,396	(161,981)	(19,477,978)	5,329,346	2,093,541
Class R6 (A)	—	—	—	—	0	(C)	4,299
1,962,507	13,207,949	(133,114)	(19,472,558)	3,855,355	177,018

(A)	Commenced operations on May 29, 2015.
(B)	Rounds to less than $1 or $(1).
(C)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Global Long/Short Equity	Transamerica Growth		Transamerica High Yield Bond
	April 30, 2016 (unaudited) (A)	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$(83,146)	$23,366	$(379,002)	$28,948,024	$65,083,014
Net realized gain (loss)	(254,432)	26,737,150	62,981,460	(13,737,300)	(4,945,413)
Net change in unrealized appreciation (depreciation)	(622,463)	(58,916,397)	(188,247)	(5,877,301)	(66,012,886)
Net increase (decrease) in net assets resulting from operations	(960,041)	(32,155,881)	62,414,211	9,333,423	(5,875,285)

Dividends and distributions to shareholders:
Net investment income:
Class A	—	—	—	(3,328,428)	(7,305,489)
Class B	—	—	—	(84,321)	(230,662)
Class C	—	—	—	(1,372,476)	(2,843,338)
Class I	—	—	—	(2,948,150)	(9,482,140)
Class I2	—	—	—	(21,659,857)	(45,085,082)
Class R6 (B)	—	—	—	(14,760)	(1,165)
Total distributions from net investment income	—	—	—	(29,407,992)	(64,947,876)
Net realized gains:
Class A	—	—	—	—	(1,686,828)
Class B	—	—	—	—	(79,485)
Class C	—	—	—	—	(865,505)
Class I	—	—	—	—	(3,594,493)
Class I2	—	(62,865,520)	(90,956,059)	—	(10,708,487)
Class R6 (B)	—	(6,481)	—	—	—
Total distributions from net realized gains	—	(62,872,001)	(90,956,059)	—	(16,934,798)
Total dividends and distributions to shareholders	—	(62,872,001)	(90,956,059)	(29,407,992)	(81,882,674)

Capital share transactions:
Proceeds from shares sold:
Class A	2,500,277	—	—	45,658,640	130,399,413
Class B	—	—	—	3,598	72,640
Class C	—	—	—	5,946,054	18,807,150
Class I	2,500,000	—	—	72,834,831	235,988,326
Class I2	11,454,107	24,793,842	27,169,904	130,188,739	251,445,300
Class R6 (B)	—	1,552,823	50,000	1,486,111	50,000
	16,454,384	26,346,665	27,219,904	256,117,973	636,762,829
Dividends and distributions reinvested:
Class A	—	—	—	3,065,212	8,311,624
Class B	—	—	—	80,547	299,227
Class C	—	—	—	1,227,464	3,312,263
Class I	—	—	—	2,572,262	12,017,750
Class I2	—	62,865,520	90,956,059	21,659,857	55,793,569
Class R6 (B)	—	6,481	—	14,760	1,165
	—	62,872,001	90,956,059	28,620,102	79,735,598
Cost of shares redeemed:
Class A	—	—	—	(44,962,130)	(137,487,787)
Class B	—	—	—	(689,028)	(2,041,786)
Class C	—	—	—	(10,989,424)	(28,275,728)
Class I	—	—	—	(74,338,032)	(413,975,492)
Class I2	—	(67,275,615)	(102,140,398)	(166,446,278)	(264,683,652)
Class R6 (B)	—	(293,516)	—	(58,195)	—
	—	(67,569,131)	(102,140,398)	(297,483,087)	(846,464,445)
Automatic conversions:
Class A	—	—	—	211,053	389,192
Class B	—	—	—	(211,053)	(389,192)
	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	16,454,384	21,649,535	16,035,565	(12,745,012)	(129,966,018)
Net increase (decrease) in net assets	15,494,343	(73,378,347)	(12,506,283)	(32,819,581)	(217,723,977)

Net assets:
Beginning of period/year	—	516,920,128	529,426,411	1,105,581,868	1,323,305,845
End of period/year	$15,494,343	$443,541,781	$516,920,128	$1,072,762,287	$1,105,581,868
Undistributed (distributions in excess of) net investment income (loss)	$(83,146)	$(473,544)	$(496,910)	$(340,124)	$119,844

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Global Long/Short Equity	Transamerica Growth		Transamerica High Yield Bond
	April 30, 2016 (unaudited) (A)	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	250,030	—	—	5,473,836	13,981,462
Class B	—	—	—	429	7,701
Class C	—	—	—	714,214	2,025,005
Class I	250,000	—	—	8,617,509	25,064,540
Class I2	1,169,364	2,074,573	1,853,990	15,586,842	26,679,075
Class R6 (B)	—	126,288	3,427	173,494	5,230
	1,669,394	2,200,861	1,857,417	30,566,324	67,763,013
Shares reinvested:
Class A	—	—	—	362,808	891,984
Class B	—	—	—	9,547	32,089
Class C	—	—	—	146,144	357,544
Class I	—	—	—	301,057	1,276,194
Class I2	—	4,773,388	6,707,674	2,544,098	5,946,117
Class R6 (B)	—	492	—	1,709	127
	—	4,773,880	6,707,674	3,365,363	8,504,055
Shares redeemed:
Class A	—	—	—	(5,238,933)	(14,662,330)
Class B	—	—	—	(81,206)	(219,062)
Class C	—	—	—	(1,303,456)	(3,044,264)
Class I	—	—	—	(8,622,975)	(43,605,928)
Class I2	—	(5,260,478)	(6,963,215)	(18,848,505)	(28,072,299)
Class R6 (B)	—	(23,542)	—	(6,739)	—
	—	(5,284,020)	(6,963,215)	(34,101,814)	(89,603,883)
Automatic conversions:
Class A	—	—	—	24,673	41,736
Class B	—	—	—	(24,672)	(41,729)
	—	—	—	1	7
Net increase (decrease) in shares outstanding:
Class A	250,030	—	—	622,384	252,852
Class B	—	—	—	(95,902)	(221,001)
Class C	—	—	—	(443,098)	(661,715)
Class I	250,000	—	—	295,591	(17,265,194)
Class I2	1,169,364	1,587,483	1,598,449	(717,565)	4,552,893
Class R6 (B)	—	103,238	3,427	168,464	5,357
	1,669,394	1,690,721	1,601,876	(170,126)	(13,336,808)

(A)	Commenced operations on November 30, 2015.
(B)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Muni		Transamerica Income & Growth		Transamerica Inflation Opportunities
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$941,091	$708,500	$8,486,581	$29,753,901	$(471,574)	$494,262
Net realized gain (loss)	600,269	335,938	(35,983,239)	(58,459,034)	(4,068,019)	(2,156,580)
Net change in unrealized appreciation (depreciation)	2,111,224	258,480	19,651,216	(20,665,008)	7,123,951	(6,006,191)
Net increase (decrease) in net assets resulting from operations	3,652,584	1,302,918	(7,845,442)	(49,370,141)	2,584,358	(7,668,509)

Dividends and distributions to shareholders:
Net investment income:
Class A	(495,956)	(304,605)	(745,468)	(2,062,874)	—	(432)
Class C	(56,889)	(59,332)	(1,053,980)	(2,668,529)	—	(251)
Class I	(390,467)	(336,060)	(703,768)	(2,349,988)	—	(500)
Class I2	—	—	(3,792,188)	(17,019,656)	—	(476,915)
Total distributions from net investment income	(943,312)	(699,997)	(6,295,404)	(24,101,047)	—	(478,098)
Net realized gains:
Class A	(175,791)	(181,320)	—	—	—	(295)
Class C	(23,889)	(56,774)	—	—	—	(385)
Class I	(144,982)	(169,446)	—	—	—	(273)
Class I2	—	—	—	—	—	(241,694)
Total distributions from net realized gains	(344,662)	(407,540)	—	—	—	(242,647)
Return of capital:
Class A	—	—	—	(465,758)	—	(317)
Class C	—	—	—	(602,504)	—	(185)
Class I	—	—	—	(530,583)	—	(368)
Class I2	—	—	—	(3,842,720)	—	(351,109)
Total distributions from return of capital	—	—	—	(5,441,565)	—	(351,979)
Total dividends and distributions to shareholders	(1,287,974)	(1,107,537)	(6,295,404)	(29,542,612)	—	(1,072,724)

Capital share transactions:
Proceeds from shares sold:
Class A	40,132,352	28,337,037	2,628,198	27,174,641	27,077	296,022
Class C	5,040,912	2,897,889	2,624,739	36,793,898	36,774	100,122
Class I	27,042,516	23,485,480	2,406,524	34,948,973	—	1,100
Class I2	—	—	—	10,000,000	6,871,296	22,953,087
	72,215,780	54,720,406	7,659,461	108,917,512	6,935,147	23,350,331
Dividends and distributions reinvested:
Class A	667,431	417,121	689,937	2,105,684	—	1,044
Class C	79,177	115,125	940,118	2,832,317	—	821
Class I	535,309	505,506	623,569	2,505,030	—	1,141
Class I2	—	—	3,792,188	20,860,905	—	1,069,718
	1,281,917	1,037,752	6,045,812	28,303,936	—	1,072,724
Cost of shares redeemed:
Class A	(15,463,809)	(8,592,197)	(14,880,270)	(41,104,006)	(30,855)	(64,889)
Class C	(253,021)	(719,353)	(21,799,767)	(29,232,374)	(15)	(92,470)
Class I	(9,016,891)	(10,081,049)	(20,056,701)	(52,612,310)	(4,147)	(9,991)
Class I2	—	—	(156,000,011)	(277,108,101)	(65,687,558)	(26,237,377)
	(24,733,721)	(19,392,599)	(212,736,749)	(400,056,791)	(65,722,575)	(26,404,727)
Net increase (decrease) in net assets resulting from capital share transactions	48,763,976	36,365,559	(199,031,476)	(262,835,343)	(58,787,428)	(1,981,672)
Net increase (decrease) in net assets	51,128,586	36,560,940	(213,172,322)	(341,748,096)	(56,203,070)	(10,722,905)

Net assets:
Beginning of period/year	47,493,253	10,932,313	551,865,917	893,614,013	235,947,642	246,670,547
End of period/year	$98,621,839	$47,493,253	$338,693,595	$551,865,917	$179,744,572	$235,947,642
Undistributed (distributions in excess of) net investment income (loss)	$(2,221)	$—	$7,120,090	$4,928,913	$(1,718,650)	$(1,247,076)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Muni		Transamerica Income & Growth		Transamerica Inflation Opportunities
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	3,444,903	2,487,546	282,518	2,564,711	2,841	30,388
Class C	431,506	254,359	288,792	3,481,209	3,928	10,331
Class I	2,318,471	2,067,343	263,975	3,297,230	—	113
Class I2	—	—	—	913,242	721,137	2,350,014
	6,194,880	4,809,248	835,285	10,256,392	727,906	2,390,846
Shares reinvested:
Class A	57,415	37,003	74,569	207,304	—	107
Class C	6,805	10,232	101,942	280,711	—	84
Class I	45,994	44,800	67,267	244,767	—	116
Class I2	—	—	409,082	2,031,683	—	108,870
	110,214	92,035	652,860	2,764,465	—	109,177
Shares redeemed:
Class A	(1,330,018)	(763,040)	(1,641,824)	(4,007,368)	(3,201)	(6,659)
Class C	(21,708)	(63,524)	(2,400,328)	(2,883,430)	(1)	(9,597)
Class I	(771,548)	(889,769)	(2,194,612)	(5,103,988)	(436)	(1,019)
Class I2	—	—	(16,418,028)	(25,796,053)	(6,888,986)	(2,686,686)
	(2,123,274)	(1,716,333)	(22,654,792)	(37,790,839)	(6,892,624)	(2,703,961)
Net increase (decrease) in shares outstanding:
Class A	2,172,300	1,761,509	(1,284,737)	(1,235,353)	(360)	23,836
Class C	416,603	201,067	(2,009,594)	878,490	3,927	818
Class I	1,592,917	1,222,374	(1,863,370)	(1,561,991)	(436)	(790)
Class I2	—	—	(16,008,946)	(22,851,128)	(6,167,849)	(227,802)
	4,181,820	3,184,950	(21,166,647)	(24,769,982)	(6,164,718)	(203,938)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Muni (A)		Transamerica International Equity		Transamerica International Small Cap Value
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$5,525,147	$3,125,098	$19,722,507	$34,696,145	$9,742,049	$15,346,327
Net realized gain (loss)	2,712,842	2,192,948	18,118,509	10,732,949	13,534,441	31,988,118
Net change in unrealized appreciation (depreciation)	15,718,318	3,204,057	(80,026,700)	(24,986,410)	(48,901,600)	13,170,480
Net increase (decrease) in net assets resulting from operations	23,956,307	8,522,103	(42,185,684)	20,442,684	(25,625,110)	60,504,925

Dividends and distributions to shareholders:
Net investment income:
Class A	(1,795,121)	(1,193,475)	(5,429,157)	(2,282,829)	—	—
Class C	(515,331)	(253,001)	(801,585)	(337,761)	—	—
Class I	(3,353,542)	(1,637,748)	(23,123,213)	(11,479,675)	(8,366,688)	(4,376,955)
Class I2	—	—	(11,904,155)	(10,145,805)	(14,268,643)	(7,820,800)
Class R6 (B)	—	—	(632)	—	—	—
Total distributions from net investment income	(5,663,994)	(3,084,224)	(41,258,742)	(24,246,070)	(22,635,331)	(12,197,755)
Net realized gains:
Class A	(676,003)	(541,063)	(1,611,311)	(2,190,966)	—	—
Class C	(290,626)	(157,597)	(341,847)	(608,013)	—	—
Class I	(1,223,637)	(327,944)	(5,929,708)	(10,166,976)	(12,415,086)	(2,279,816)
Class I2	—	—	(2,944,816)	(8,725,708)	(20,393,414)	(3,974,087)
Class R6 (B)	—	—	(264)	—	—	—
Total distributions from net realized gains	(2,190,266)	(1,026,604)	(10,827,946)	(21,691,663)	(32,808,500)	(6,253,903)
Total dividends and distributions to shareholders	(7,854,260)	(4,110,828)	(52,086,688)	(45,937,733)	(55,443,831)	(18,451,658)

Capital share transactions:
Proceeds from shares sold:
Class A	194,262,991	95,937,835	134,515,750	243,479,919	—	—
Class C	84,122,780	39,693,636	12,704,104	35,633,107	—	—
Class I	375,600,915	217,870,711	848,874,230	874,805,178	41,813,849	211,349,142
Class I2	—	—	349,784,200	48,714,134	64,034,653	83,051,699
Class R6 (B)	—	—	6,346,368	50,000	—	—
	653,986,686	353,502,182	1,352,224,652	1,202,682,338	105,848,502	294,400,841
Dividends and distributions reinvested:
Class A	2,333,036	1,628,460	6,867,831	4,355,695	—	—
Class C	715,599	376,684	826,180	606,869	—	—
Class I	3,004,725	1,458,940	27,122,299	20,240,425	20,599,383	6,398,531
Class I2	—	—	14,848,971	18,871,513	34,662,057	11,794,887
Class R6 (B)	—	—	896	—	—	—
	6,053,360	3,464,084	49,666,177	44,074,502	55,261,440	18,193,418
Cost of shares redeemed:
Class A	(34,322,718)	(17,430,750)	(42,965,228)	(57,365,650)	—	—
Class C	(4,867,684)	(3,002,637)	(7,342,012)	(9,874,430)	—	—
Class I	(44,870,263)	(28,395,017)	(486,297,661)	(404,045,204)	(113,289,431)	(82,400,882)
Class I2	—	—	(29,098,131)	(82,434,259)	(47,224,545)	(53,207,956)
Class R6 (B)	—	—	(85,623)	—	—	—
	(84,060,665)	(48,828,404)	(565,788,655)	(553,719,543)	(160,513,976)	(135,608,838)
Net increase (decrease) in net assets resulting from capital share transactions	575,979,381	308,137,862	836,102,174	693,037,297	595,966	176,985,421
Net increase (decrease) in net assets	592,081,428	312,549,137	741,829,802	667,542,248	(80,472,975)	219,038,688

Net assets:
Beginning of period/year	380,490,333	67,941,196	1,928,984,276	1,261,442,028	966,266,341	747,227,653
End of period/year	$972,571,761	$380,490,333	$2,670,814,078	$1,928,984,276	$885,793,366	$966,266,341
Undistributed (distributions in excess of) net investment income (loss)	$(95,212)	$43,635	$6,734,842	$28,271,077	$(1,140,369)	$11,752,913

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Muni (A)		Transamerica International Equity		Transamerica International Small Cap Value
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	16,951,375	8,572,175	8,248,146	13,881,289	—	—
Class C	7,355,687	3,554,301	796,022	2,034,850	—	—
Class I	32,637,395	19,418,277	53,712,420	49,758,628	3,766,651	18,056,372
Class I2	—	—	22,174,903	2,704,182	5,920,004	6,563,017
Class R6 (B)	—	—	393,145	2,681	—	—
	56,944,457	31,544,753	85,324,636	68,381,630	9,686,655	24,619,389
Shares reinvested:
Class A	204,277	146,287	413,476	258,039	—	—
Class C	62,867	33,926	50,285	36,296	—	—
Class I	261,924	130,259	1,615,384	1,187,818	1,792,810	563,747
Class I2	—	—	883,867	1,106,834	3,011,473	1,038,283
Class R6 (B)	—	—	53	—	—	—
	529,068	310,472	2,963,065	2,588,987	4,804,283	1,602,030
Shares redeemed:
Class A	(2,990,805)	(1,561,313)	(2,702,210)	(3,256,174)	—	—
Class C	(425,806)	(269,342)	(465,643)	(574,003)	—	—
Class I	(3,898,979)	(2,530,471)	(31,062,915)	(23,537,765)	(10,299,081)	(7,128,949)
Class I2	—	—	(1,833,076)	(4,694,656)	(4,212,892)	(4,504,476)
Class R6 (B)	—	—	(5,223)	—	—	—
	(7,315,590)	(4,361,126)	(36,069,067)	(32,062,598)	(14,511,973)	(11,633,425)
Net increase (decrease) in shares outstanding:
Class A	14,164,847	7,157,149	5,959,412	10,883,154	—	—
Class C	6,992,748	3,318,885	380,664	1,497,143	—	—
Class I	29,000,340	17,018,065	24,264,889	27,408,681	(4,739,620)	11,491,170
Class I2	—	—	21,225,694	(883,640)	4,718,585	3,096,824
Class R6 (B)	—	—	387,975	2,681	—	—
	50,157,935	27,494,099	52,218,634	38,908,019	(21,035)	14,587,994

(A)	Formerly, Transamerica Enhanced Muni.
(B)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Cap Value		Transamerica Mid Cap Growth		Transamerica Mid Cap Value Opportunities
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$13,061,998	$28,980,677	$(156,196)	$424,314	$7,396,124	$6,000,260
Net realized gain (loss)	60,388,332	189,349,064	(18,917,482)	(2,168,310)	2,341,643	10,217,128
Net change in unrealized appreciation (depreciation)	23,034,828	(112,051,884)	(4,143,827)	(13,941,411)	28,301,648	13,943,292
Net increase (decrease) in net assets resulting from operations	96,485,158	106,277,857	(23,217,505)	(15,685,407)	38,039,415	30,160,680

Dividends and distributions to shareholders:
Net investment income:
Class A	(197,245)	(317,684)	—	(1,695)	(282,154)	(7,810)
Class C	(37,895)	(49,190)	—	—	(11,762)	(343)
Class I	(148,087)	(183,341)	—	(1,526)	(2,001,904)	(25,996)
Class I2	(15,189,823)	(28,184,418)	—	(617,589)	(6,368,105)	(923,303)
Class R6 (A)	(2,728)	(413)	—	—	—	—
Total distributions from net investment income	(15,575,778)	(28,735,046)	—	(620,810)	(8,663,925)	(957,452)
Net realized gains:
Class A	(3,073,830)	(2,592,085)	—	(536)	(543,178)	(16,836)
Class C	(1,175,209)	(796,138)	—	(328)	(36,657)	(2,228)
Class I	(1,689,010)	(1,106,899)	—	(333)	(3,545,366)	(56,881)
Class I2	(185,773,195)	(151,428,785)	—	(115,706)	(11,017,637)	(1,885,185)
Class R6 (A)	(5,276)	—	—	—	—	—
Total distributions from net realized gains	(191,716,520)	(155,923,907)	—	(116,903)	(15,142,838)	(1,961,130)
Return of capital:
Class A	—	—	—	(503)	—	—
Class C	—	—	—	(9)	—	—
Class I	—	—	—	(450)	—	—
Class I2	—	—	—	(181,258)	—	—
Total distributions from return of capital	—	—	—	(182,220)	—	—
Total dividends and distributions to shareholders	(207,292,298)	(184,658,953)	—	(919,933)	(23,806,763)	(2,918,582)

Capital share transactions:
Proceeds from shares sold:
Class A	18,974,364	16,164,055	1,606,550	3,043,612	35,388,449	19,486,160
Class C	2,860,473	4,628,987	49,442	745,508	1,961,072	1,032,835
Class I	16,048,892	6,829,851	1,600	127,177	78,036,842	140,497,546
Class I2	62,863,416	198,623,628	163,000,010	344,013,549	276,772,053	288,655,022
Class R6 (A)	943,192	50,000	—	—	—	—
	101,690,337	226,296,521	164,657,602	347,929,846	392,158,416	449,671,563
Dividends and distributions reinvested:
Class A	3,129,606	2,818,796	—	2,733	824,262	24,646
Class C	774,172	480,684	—	337	48,211	2,571
Class I	958,391	665,967	—	2,308	5,544,526	77,908
Class I2	200,832,593	179,613,203	—	914,553	17,347,629	2,808,488
Class R6 (A)	8,004	413	—	—	—	—
	205,702,766	183,579,063	—	919,931	23,764,628	2,913,613
Cost of shares redeemed:
Class A	(19,102,650)	(17,615,930)	(439,506)	(710,871)	(9,059,569)	(1,774,683)
Class C	(1,395,747)	(2,995,590)	(299,588)	(42,288)	(143,883)	(99,168)
Class I	(6,945,992)	(5,325,311)	(43,281)	—	(17,636,963)	(4,863,783)
Class I2	(115,682,120)	(223,147,346)	(14,000,000)	(6,318,634)	(9,587,003)	(12,696,970)
Class R6 (A)	(214,332)	—	—	—	—	—
	(143,340,841)	(249,084,177)	(14,782,375)	(7,071,793)	(36,427,418)	(19,434,604)
Net increase (decrease) in net assets resulting from capital share transactions	164,052,262	160,791,407	149,875,227	341,777,984	379,495,626	433,150,572
Net increase (decrease) in net assets	53,245,122	82,410,311	126,657,722	325,172,644	393,728,278	460,392,670

Net assets:
Beginning of period/year	1,876,308,829	1,793,898,518	381,419,359	56,246,715	633,522,400	173,129,730
End of period/year	$1,929,553,951	$1,876,308,829	$508,077,081	$381,419,359	$1,027,250,678	$633,522,400
Undistributed (distributions in excess of) net investment income (loss)	$(2,268,149)	$245,631	$(352,692)	$(196,496)	$3,834,529	$5,102,330

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Cap Value		Transamerica Mid Cap Growth		Transamerica Mid Cap Value Opportunities
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	1,646,526	1,274,941	151,676	255,935	3,241,874	1,742,759
Class C	249,074	366,449	4,918	61,928	179,876	92,296
Class I	1,421,078	545,326	151	10,626	7,158,105	12,824,558
Class I2	5,599,891	15,361,893	14,015,478	28,510,798	27,164,713	26,151,928
Class R6 (A)	82,311	3,825	—	—	—	—
	8,998,880	17,552,434	14,172,223	28,839,287	37,744,568	40,811,541
Shares reinvested:
Class A	273,489	224,026	—	241	76,321	2,253
Class C	67,840	38,232	—	30	4,477	235
Class I	83,382	52,671	—	203	512,433	7,114
Class I2	17,487,626	14,219,190	—	80,365	1,601,812	256,483
Class R6 (A)	695	33	—	—	—	—
	17,913,032	14,534,152	—	80,839	2,195,043	266,085
Shares redeemed:
Class A	(1,700,675)	(1,397,728)	(40,869)	(60,338)	(841,991)	(158,011)
Class C	(120,955)	(235,459)	(26,976)	(3,718)	(13,855)	(8,772)
Class I	(629,120)	(416,037)	(4,057)	—	(1,627,186)	(440,130)
Class I2	(10,222,158)	(17,426,172)	(1,318,098)	(547,817)	(927,383)	(1,138,893)
Class R6 (A)	(18,454)	—	—	—	—	—
	(12,691,362)	(19,475,396)	(1,390,000)	(611,873)	(3,410,415)	(1,745,806)
Net increase (decrease) in shares outstanding:
Class A	219,340	101,239	110,807	195,838	2,476,204	1,587,001
Class C	195,959	169,222	(22,058)	58,240	170,498	83,759
Class I	875,340	181,960	(3,906)	10,829	6,043,352	12,391,542
Class I2	12,865,359	12,154,911	12,697,380	28,043,346	27,839,142	25,269,518
Class R6 (A)	64,552	3,858	—	—	—	—
	14,220,550	12,611,190	12,782,223	28,308,253	36,529,196	39,331,820

(A)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica MLP & Energy Income		Transamerica Money Market		Transamerica Multi-Cap Growth (A)
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$8,112,975	$20,300,144	$5,530	$8,878	$(451,221)	$(3,634,070)
Net realized gain (loss)	(123,121,879)	(67,261,128)	—	—	47,938,929	28,329,493
Net change in unrealized appreciation (depreciation)	81,884,308	(160,639,421)	—	—	(74,233,462)	(73,071,191)
Net increase (decrease) in net assets resulting from operations	(33,124,596)	(207,600,405)	5,530	8,878	(26,745,754)	(48,375,768)

Dividends and distributions to shareholders:
Net investment income:
Class A	(547,223)	(540,663)	(3,627)	(11,048)	(1,481)	(155)
Class B	—	—	(60)	(443)	—	—
Class C	(364,687)	(322,318)	(644)	(3,189)	—	—
Class I	(848,676)	(889,628)	(641)	(3,392)	—	—
Class I2	(7,596,947)	(4,592,770)	(1,019)	(6,409)	—	(586,179)
Total distributions from net investment income	(9,357,533)	(6,345,379)	(5,991)	(24,481)	(1,481)	(586,334)
Net realized gains:
Class A	—	(408,686)	—	—	(6,514,385)	(11,148,928)
Class B	—	—	—	—	(228,353)	(483,562)
Class C	—	(337,331)	—	—	(1,111,819)	(1,618,720)
Class I	—	(681,287)	—	—	(4,188,981)	(6,597,502)
Class I2	—	(3,381,510)	—	—	(17,545,117)	(59,751,141)
Total distributions from net realized gains	—	(4,808,814)	—	—	(29,588,655)	(79,599,853)
Return of capital:
Class A	—	(1,161,349)	—	—	—	—
Class C	—	(692,343)	—	—	—	—
Class I	—	(1,910,931)	—	—	—	—
Class I2	—	(9,865,320)	—	—	—	—
Total distributions from return of capital	—	(13,629,943)	—	—	—	—
Total dividends and distributions to shareholders	(9,357,533)	(24,784,136)	(5,991)	(24,481)	(29,590,136)	(80,186,187)

Capital share transactions:
Proceeds from shares sold:
Class A	11,367,496	38,945,134	100,645,003	105,136,614	2,993,371	4,102,067
Class B	—	—	345,940	937,635	1,033	9,842
Class C	4,169,718	16,613,619	11,626,843	19,134,000	345,038	923,882
Class I	25,114,784	63,319,621	7,365,381	3,942,587	2,161,298	2,828,040
Class I2	216,449,125	232,298,091	6,220,893	30,377,897	10,211,796	54,111,965
	257,101,123	351,176,465	126,204,060	159,528,733	15,712,536	61,975,796
Dividends and distributions reinvested:
Class A	469,613	1,838,211	3,011	9,726	6,420,158	11,019,702
Class B	—	—	44	393	225,508	480,471
Class C	251,446	889,626	545	2,853	1,064,102	1,575,527
Class I	439,179	2,108,793	560	3,226	4,149,339	6,547,917
Class I2	7,595,234	17,839,600	1,031	6,401	17,545,117	60,337,320
	8,755,472	22,676,230	5,191	22,599	29,404,224	79,960,937
Cost of shares redeemed:
Class A	(14,456,229)	(36,411,803)	(50,272,858)	(100,870,681)	(5,108,112)	(28,385,153)
Class B	—	—	(436,126)	(1,385,501)	(144,995)	(375,881)
Class C	(6,741,829)	(14,663,379)	(10,190,197)	(21,814,290)	(844,779)	(2,435,107)
Class I	(39,075,851)	(81,577,004)	(3,404,279)	(4,738,989)	(4,959,585)	(11,654,934)
Class I2	(45,249,951)	(208,553,949)	(7,881,046)	(26,658,848)	(128,163,381)	(305,076,118)
	(105,523,860)	(341,206,135)	(72,184,506)	(155,468,309)	(139,220,852)	(347,927,193)
Automatic conversions:
Class A	—	—	389,011	954,523	404,258	1,127,495
Class B	—	—	(389,011)	(954,523)	(404,258)	(1,127,495)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	160,332,735	32,646,560	54,024,745	4,083,023	(94,104,092)	(205,990,460)
Net increase (decrease) in net assets	117,850,606	(199,737,981)	54,024,284	4,067,420	(150,439,982)	(334,552,415)

Net assets:
Beginning of period/year	494,245,745	693,983,726	183,224,254	179,156,834	447,009,259	781,561,674
End of period/year	$612,096,351	$494,245,745	$237,248,538	$183,224,254	$296,569,277	$447,009,259
Undistributed (distributions in excess of) net investment income (loss)	$7,290,928	$8,535,486	$(1)	$460	$(3,339,960)	$(2,887,258)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica MLP & Energy Income		Transamerica Money Market		Transamerica Multi-Cap Growth (A)
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	1,846,691	3,870,605	100,645,003	105,136,614	382,857	412,946
Class B	—	—	345,940	937,635	155	1,067
Class C	663,036	1,648,766	11,626,843	19,134,000	50,821	107,516
Class I	3,671,098	6,328,000	7,365,381	3,942,587	255,999	261,560
Class I2	34,273,407	24,603,773	6,220,893	30,377,897	1,295,524	4,907,502
	40,454,232	36,451,144	126,204,060	159,528,733	1,985,356	5,690,591
Shares reinvested:
Class A	73,511	188,817	3,011	9,726	759,782	1,109,738
Class B	—	—	44	393	32,354	56,995
Class C	39,412	91,587	545	2,853	151,151	185,356
Class I	68,565	214,575	560	3,226	454,472	616,565
Class I2	1,189,275	1,819,363	1,031	6,401	1,898,822	5,623,236
	1,370,763	2,314,342	5,191	22,599	3,296,581	7,591,890
Shares redeemed:
Class A	(2,171,997)	(3,725,449)	(50,272,858)	(100,870,681)	(644,375)	(3,004,065)
Class B	—	—	(436,125)	(1,385,501)	(21,053)	(43,805)
Class C	(1,058,500)	(1,539,833)	(10,190,197)	(21,814,290)	(125,237)	(284,672)
Class I	(6,306,592)	(8,233,644)	(3,404,279)	(4,738,989)	(545,778)	(1,076,152)
Class I2	(7,114,512)	(22,773,965)	(7,881,046)	(26,658,848)	(13,000,982)	(27,586,937)
	(16,651,601)	(36,272,891)	(72,184,505)	(155,468,309)	(14,337,425)	(31,995,631)
Automatic conversions:
Class A	—	—	389,011	954,523	49,908	112,936
Class B	—	—	(389,011)	(954,523)	(60,283)	(133,091)
	—	—	—	—	(10,375)	(20,155)
Net increase (decrease) in shares outstanding:
Class A	(251,795)	333,973	50,764,167	5,230,182	548,172	(1,368,445)
Class B	—	—	(479,152)	(1,401,996)	(48,827)	(118,834)
Class C	(356,052)	200,520	1,437,191	(2,677,437)	76,735	8,200
Class I	(2,566,929)	(1,691,069)	3,961,662	(793,176)	164,693	(198,027)
Class I2	28,348,170	3,649,171	(1,659,122)	3,725,450	(9,806,636)	(17,056,199)
	25,173,394	2,492,595	54,024,746	4,083,023	(9,065,863)	(18,733,305)

(A)	Formerly, Transamerica Growth Opportunities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Core
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$2,795,516	$4,822,940	$34,070,261	$74,745,160	$598,976	$2,408,197
Net realized gain (loss)	(1,440,404)	14,300,980	(22,672,323)	1,329,386	(12,601,728)	(2,622,605)
Net change in unrealized appreciation (depreciation)	2,472,775	(6,664,988)	18,510,985	(55,565,480)	14,317,966	(17,652,356)
Net increase (decrease) in net assets resulting from operations	3,827,887	12,458,932	29,908,923	20,509,066	2,315,214	(17,866,764)

Dividends and distributions to shareholders:
Net investment income:
Class A	(1,186,207)	(1,950,062)	(9,686,985)	(20,591,542)	(18,700)	(1,275)
Class B	(695)	(3,521)	—	—	—	—
Class C	(352,280)	(611,059)	(4,567,257)	(10,202,687)	(6,740)	—
Class I	(1,271,149)	(2,525,751)	(9,769,702)	(17,994,300)	(20,100)	(4,391)
Class I2	—	—	(12,310,503)	(30,520,106)	(2,487,433)	(1,421,660)
Class R6 (A)	(636)	(347)	(1,295)	(501)	—	—
Total distributions from net investment income	(2,810,967)	(5,090,740)	(36,335,742)	(79,309,136)	(2,532,973)	(1,427,326)
Net realized gains:
Class A	(5,133,421)	(8,043,419)	—	(2,212,685)	—	(7,159)
Class B	(116,857)	(296,077)	—	—	—	—
Class C	(4,536,475)	(6,369,742)	—	(1,794,239)	—	(9,590)
Class I	(4,704,975)	(8,141,857)	—	(1,776,307)	—	(15,428)
Class I2	—	—	—	(3,124,732)	—	(4,435,892)
Class R6 (A)	(1,151)	—	—	—	—	—
Total distributions from net realized gains	(14,492,879)	(22,851,095)	—	(8,907,963)	—	(4,468,069)
Total dividends and distributions to shareholders	(17,303,846)	(27,941,835)	(36,335,742)	(88,217,099)	(2,532,973)	(5,895,395)

Capital share transactions:
Proceeds from shares sold:
Class A	66,730,606	69,839,004	162,675,267	363,746,990	777,027	401,364
Class B	131,042	752,286	—	—	—	—
Class C	27,240,983	78,282,487	45,304,988	107,636,904	11,916	105,820
Class I	27,279,323	69,660,484	285,470,721	496,675,967	259,589	304,498
Class I2	—	—	47,449,860	203,155,430	21,074,384	51,362,923
Class R6 (A)	111,560	50,000	310,754	50,000	—	—
	121,493,514	218,584,261	541,211,590	1,171,265,291	22,122,916	52,174,605
Dividends and distributions reinvested:
Class A	6,112,383	9,628,215	8,887,275	20,313,241	18,700	8,434
Class B	116,154	290,218	—	—	—	—
Class C	4,488,417	6,409,532	4,010,445	10,317,781	6,740	9,590
Class I	5,554,381	10,301,269	7,801,697	15,341,047	20,100	19,819
Class I2	—	—	12,460,902	33,583,233	2,484,249	5,857,552
Class R6 (A)	1,787	347	1,278	482	—	—
	16,273,122	26,629,581	33,161,597	79,555,784	2,529,789	5,895,395
Cost of shares redeemed:
Class A	(20,710,238)	(39,941,859)	(246,271,447)	(402,643,887)	(153,987)	(102,387)
Class B	(227,802)	(578,066)	—	—	—	—
Class C	(15,954,772)	(27,626,476)	(102,139,703)	(230,480,659)	(886)	(87,609)
Class I	(25,977,767)	(51,985,787)	(232,930,540)	(480,181,920)	(107,875)	(157,032)
Class I2	—	—	(521,688,781)	(391,333,420)	(170,203,815)	(8,994,397)
Class R6 (A)	(86)	—	(7,002)	—	—	—
	(62,870,665)	(120,132,188)	(1,103,037,473)	(1,504,639,886)	(170,466,563)	(9,341,425)
Automatic conversions:
Class A	889,921	1,501,058	—	—	—	—
Class B	(889,921)	(1,501,058)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	74,895,971	125,081,654	(528,664,286)	(253,818,811)	(145,813,858)	48,728,575
Net increase (decrease) in net assets	61,420,012	109,598,751	(535,091,105)	(321,526,844)	(146,031,617)	24,966,416

Net assets:
Beginning of period/year	600,134,577	490,535,826	3,743,122,967	4,064,649,811	237,187,055	212,220,639
End of period/year	$661,554,589	$600,134,577	$3,208,031,862	$3,743,122,967	$91,155,438	$237,187,055
Undistributed (distributions in excess of) net investment income (loss)	$(15,451)	$—	$(2,984,107)	$(718,626)	$(115,831)	$1,818,166

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Core
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	2,778,702	2,793,515	16,087,804	35,381,288	81,494	40,465
Class B	5,684	30,083	—	—	—	—
Class C	1,151,894	3,176,637	4,488,896	10,493,670	1,278	10,146
Class I	1,122,167	2,783,361	28,729,954	49,207,796	29,560	29,195
Class I2	—	—	4,762,316	20,118,062	2,130,421	4,787,958
Class R6 (A)	4,773	1,969	31,298	4,941	—	—
	5,063,220	8,785,565	54,100,268	115,205,757	2,242,753	4,867,764
Shares reinvested:
Class A	253,698	386,725	879,194	1,978,020	1,954	796
Class B	4,850	11,705	—	—	—	—
Class C	189,458	261,302	397,498	1,006,453	707	908
Class I	229,678	412,270	785,418	1,520,366	2,098	1,870
Class I2	—	—	1,255,495	3,328,869	259,316	552,599
Class R6 (A)	74	14	128	48	—	—
	677,758	1,072,016	3,317,733	7,833,756	264,075	556,173
Shares redeemed:
Class A	(864,354)	(1,601,019)	(24,391,074)	(39,185,899)	(16,240)	(10,356)
Class B	(9,606)	(23,279)	—	—	—	—
Class C	(682,591)	(1,127,603)	(10,120,254)	(22,463,857)	(106)	(8,168)
Class I	(1,083,247)	(2,080,197)	(23,449,586)	(47,540,482)	(11,806)	(14,877)
Class I2	—	—	(52,486,949)	(38,767,943)	(17,357,995)	(883,968)
Class R6 (A)	(4)	—	(702)	—	—	—
	(2,639,802)	(4,832,098)	(110,448,565)	(147,958,181)	(17,386,147)	(917,369)
Automatic conversions:
Class A	37,054	60,258	—	—	—	—
Class B	(37,310)	(60,659)	—	—	—	—
	(256)	(401)	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	2,205,100	1,639,479	(7,424,076)	(1,826,591)	67,208	30,905
Class B	(36,382)	(42,150)	—	—	—	—
Class C	658,761	2,310,336	(5,233,860)	(10,963,734)	1,879	2,886
Class I	268,598	1,115,434	6,065,786	3,187,680	19,852	16,188
Class I2	—	—	(46,469,138)	(15,321,012)	(14,968,258)	4,456,589
Class R6 (A)	4,843	1,983	30,724	4,989	—	—
	3,100,920	5,025,082	(53,030,564)	(24,918,668)	(14,879,319)	4,506,568

(A)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Growth		Transamerica Small Cap Value		Transamerica Small/Mid Cap Value
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$(768,128)	$355,010	$2,035,081	$7,689,046	$1,658,612	$732,293
Net realized gain (loss)	15,988,390	36,635,490	(32,755,632)	36,779,154	(1,130,840)	73,756,521
Net change in unrealized appreciation (depreciation)	(27,041,267)	7,214,906	(1,371,882)	(71,213,092)	(4,574,544)	(71,704,529)
Net increase (decrease) in net assets resulting from operations	(11,821,005)	44,205,406	(32,092,433)	(26,744,892)	(4,046,772)	2,784,285

Dividends and distributions to shareholders:
Net investment income:
Class A	—	—	(12,873)	(6,784)	(394,445)	(538,330)
Class B	—	—	—	—	—	—
Class C	—	—	(2,622)	(1,111)	—	—
Class I	—	—	(6,588)	(6,654)	(865,915)	(1,179,568)
Class I2	—	—	(6,246,976)	(7,453,689)	(110,424)	(130,262)
Class R6 (A)	—	—	—	—	(132)	—
Total distributions from net investment income	—	—	(6,269,059)	(7,468,238)	(1,370,916)	(1,848,160)
Net realized gains:
Class A	(266,325)	(70,203)	(92,706)	(85,908)	(32,568,914)	(44,311,576)
Class B	—	—	—	—	(1,584,990)	(2,648,701)
Class C	(114,382)	(50,005)	(70,061)	(81,364)	(24,819,106)	(32,287,551)
Class I	(197,822)	(41,226)	(40,361)	(58,777)	(14,768,898)	(21,671,798)
Class I2	(35,817,720)	(40,468,544)	(34,360,391)	(58,359,000)	(1,522,010)	(2,043,198)
Class R6 (A)	—	—	—	—	(3,884)	—
Total distributions from net realized gains	(36,396,249)	(40,629,978)	(34,563,519)	(58,585,049)	(75,267,802)	(102,962,824)
Total dividends and distributions to shareholders	(36,396,249)	(40,629,978)	(40,832,578)	(66,053,287)	(76,638,718)	(104,810,984)

Capital share transactions:
Proceeds from shares sold:
Class A	2,431,347	4,944,885	433,654	325,480	17,403,318	54,328,670
Class B	—	—	—	—	114,046	347,724
Class C	107,475	874,129	35,789	198,298	10,193,494	33,686,521
Class I	415,348	2,724,824	7,580	31,000	17,926,490	53,931,259
Class I2	3,516,379	40,228,354	51,242,333	55,145,372	247,979	1,327,022
Class R6 (A)	—	—	—	—	311,589	50,000
	6,470,549	48,772,192	51,719,356	55,700,150	46,196,916	143,671,196
Dividends and distributions reinvested:
Class A	262,980	68,727	105,579	92,692	31,792,224	43,177,629
Class B	—	—	—	—	1,415,419	2,271,555
Class C	114,382	50,005	72,683	82,440	21,638,424	27,789,752
Class I	197,071	41,226	46,949	65,431	12,068,676	17,390,119
Class I2	35,777,612	40,468,544	40,597,288	65,812,689	1,632,434	2,173,460
Class R6 (A)	—	—	—	—	4,016	—
	36,352,045	40,628,502	40,822,499	66,053,252	68,551,193	92,802,515
Cost of shares redeemed:
Class A	(861,124)	(2,949,305)	(199,412)	(92,259)	(55,582,694)	(129,977,124)
Class B	—	—	—	—	(2,273,455)	(6,359,754)
Class C	(262,365)	(144,424)	(130,376)	(176,809)	(33,113,964)	(64,847,181)
Class I	(705,068)	(707,912)	(73,544)	(130,631)	(41,268,194)	(96,707,417)
Class I2	(153,035,907)	(74,257,505)	(181,523,814)	(246,245,322)	(644,667)	(4,728,026)
Class R6 (A)	—	—	—	—	(6,928)	—
	(154,864,464)	(78,059,146)	(181,927,146)	(246,645,021)	(132,889,902)	(302,619,502)
Automatic conversions:
Class A	—	—	—	—	1,969,615	2,013,322
Class B	—	—	—	—	(1,969,615)	(2,013,322)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(112,041,870)	11,341,548	(89,385,291)	(124,891,619)	(18,141,793)	(66,145,791)
Net increase (decrease) in net assets	(160,259,124)	14,916,976	(162,310,302)	(217,689,798)	(98,827,283)	(168,172,490)

Net assets:
Beginning of period/year	545,807,946	530,890,970	463,683,121	681,372,919	905,180,622	1,073,353,112
End of period/year	$385,548,822	$545,807,946	$301,372,819	$463,683,121	$806,353,339	$905,180,622
Undistributed (distributions in excess of) net investment income (loss)	$(768,128)	$—	$769,169	$5,003,147	$287,696	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Growth		Transamerica Small Cap Value		Transamerica Small/Mid Cap Value
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	214,912	385,591	46,500	28,882	743,833	2,016,741
Class B	—	—	—	—	5,266	14,145
Class C	9,363	67,810	3,479	16,881	480,736	1,372,806
Class I	37,908	207,632	866	2,578	742,993	1,940,009
Class I2	298,854	3,127,023	5,806,192	4,588,444	10,412	46,602
Class R6 (A)	—	—	—	—	12,912	1,763
	561,037	3,788,056	5,857,037	4,636,785	1,996,152	5,392,066
Shares reinvested:
Class A	22,749	5,709	10,998	7,744	1,337,493	1,625,052
Class B	—	—	—	—	65,559	92,792
Class C	10,140	4,220	7,579	6,899	1,014,935	1,148,337
Class I	16,873	3,401	4,870	5,448	494,415	638,638
Class I2	3,050,095	3,330,744	4,211,337	5,479,824	66,821	79,760
Class R6 (A)	—	—	—	—	164	—
	3,099,857	3,344,074	4,234,784	5,499,915	2,979,387	3,584,579
Shares redeemed:
Class A	(75,253)	(233,483)	(21,556)	(7,877)	(2,383,216)	(4,815,577)
Class B	—	—	—	—	(106,896)	(253,761)
Class C	(23,818)	(11,536)	(14,669)	(14,760)	(1,567,508)	(2,644,512)
Class I	(62,013)	(54,106)	(8,275)	(10,842)	(1,744,233)	(3,515,101)
Class I2	(12,868,583)	(5,730,491)	(20,402,423)	(20,345,033)	(26,828)	(171,870)
Class R6 (A)	—	—	—	—	(285)	—
	(13,029,667)	(6,029,616)	(20,446,923)	(20,378,512)	(5,828,966)	(11,400,821)
Automatic conversions:
Class A	—	—	—	—	83,669	75,696
Class B	—	—	—	—	(92,024)	(82,360)
	—	—	—	—	(8,355)	(6,664)
Net increase (decrease) in shares outstanding:
Class A	162,408	157,817	35,942	28,749	(218,221)	(1,098,088)
Class B	—	—	—	—	(128,095)	(229,184)
Class C	(4,315)	60,494	(3,611)	9,020	(71,837)	(123,369)
Class I	(7,232)	156,927	(2,539)	(2,816)	(506,825)	(936,454)
Class I2	(9,519,634)	727,276	(10,384,894)	(10,276,765)	50,405	(45,508)
Class R6 (A)	—	—	—	—	12,791	1,763
	(9,368,773)	1,102,514	(10,355,102)	(10,241,812)	(861,782)	(2,430,840)

(A)	Commenced operations on May 29, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Strategic High Income			Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2016 (unaudited)		October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015 (A)	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$699,876		$1,250,690	$3,624,100	$3,246,977	$913,622	$2,329,358
Net realized gain (loss)	(588,641)		117,441	(1,764,783)	(2,878,988)	(8,314,150)	34,891,611
Net change in unrealized appreciation (depreciation)	(11,496)		(752,039)	(1,073,353)	(2,319,823)	(31,921,302)	97,432,360
Net increase (decrease) in net assets resulting from operations	99,739		616,092	785,964	(1,951,834)	(39,321,830)	134,653,329

Dividends and distributions to shareholders:
Net investment income:
Class A	(30,620)		(56,064)	—	—	(23,252)	(520,412)
Class B	—		—	—	—	—	—
Class C	(59,886)		(46,640)	—	—	—	—
Class I	(610,719)		(964,955)	(5,188)	(7,166)	(560,522)	(883,080)
Class I2	0	(B)	(210,075)	(3,201,329)	(3,289,971)	(1,576,091)	(2,222,771)
Class T	—		—	—	—	(108,037)	(184,264)
Total distributions from net investment income	(701,225)		(1,277,734)	(3,206,517)	(3,297,137)	(2,267,902)	(3,810,527)
Net realized gains:
Class A	(6,314)		(13,156)	—	—	(11,022,054)	(87,284,697)
Class B	—		—	—	—	(258,458)	(3,078,492)
Class C	(15,312)		(11,123)	—	—	(1,301,421)	(9,631,368)
Class I	(116,347)		(174,339)	—	—	(4,157,551)	(36,732,769)
Class I2	0	(B)	(234,686)	—	—	(8,074,287)	(69,775,748)
Class T	—		—	—	—	(1,015,032)	(8,896,400)
Total distributions from net realized gains	(137,973)		(433,304)	—	—	(25,828,803)	(215,399,474)
Total dividends and distributions to shareholders	(839,198)		(1,711,038)	(3,206,517)	(3,297,137)	(28,096,705)	(219,210,001)

Capital share transactions:
Proceeds from shares sold:
Class A	340,351		1,141,605	—	—	11,942,356	17,522,126
Class B	—		—	—	—	90,526	187,723
Class C	1,398,336		1,907,843	—	—	1,151,946	7,263,630
Class I	5,118,747		16,772,870	—	286,687	3,529,787	6,691,702
Class I2	—		11,189	9,057	206,836,482	17,413,416	19,247,183
Class T	—		—	—	—	352,884	828,301
	6,857,434		19,833,507	9,057	207,123,169	34,480,915	51,740,665
Dividends and distributions reinvested:
Class A	36,495		68,991	—	—	10,832,080	86,360,394
Class B	—		—	—	—	256,254	3,062,063
Class C	74,641		56,775	—	—	1,256,994	9,282,087
Class I	699,849		1,078,787	5,188	7,166	4,630,062	36,905,857
Class I2	0	(B)	444,761	3,197,899	3,289,971	9,650,158	71,900,449
Class T	—		—	—	—	1,097,391	8,869,390
	810,985		1,649,314	3,203,087	3,297,137	27,722,939	216,380,240
Cost of shares redeemed:
Class A	(72,030)		(733,647)	—	—	(28,251,557)	(61,529,725)
Class B	—		—	—	—	(684,722)	(1,398,771)
Class C	(292,099)		(9,462)	—	—	(3,625,496)	(7,718,325)
Class I	(1,660,116)		(605,929)	(13,944)	(168)	(12,917,464)	(57,849,144)
Class I2	—		(22,902,214)	(41,000,000)	(2,000,008)	(49,634,530)	(71,171,437)
Class T	—		—	—	—	(5,131,788)	(8,020,361)
	(2,024,245)		(24,251,252)	(41,013,944)	(2,000,176)	(100,245,557)	(207,687,763)
Automatic conversions:
Class A	—		—	—	—	1,393,303	5,177,571
Class B	—		—	—	—	(1,393,303)	(5,177,571)
	—		—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	5,644,174		(2,768,431)	(37,801,800)	208,420,130	(38,041,703)	60,433,142
Net increase (decrease) in net assets	4,904,715		(3,863,377)	(40,222,353)	203,171,159	(105,460,238)	(24,123,530)

Net assets:
Beginning of period/year	34,924,286		38,787,663	203,171,159	—	1,185,071,258	1,209,194,788
End of period/year	$39,829,001		$34,924,286	$162,948,806	$203,171,159	$1,079,611,020	$1,185,071,258
Undistributed (distributions in excess of) net investment income (loss)	$28,237		$29,586	$417,583	$—	$182,627	$1,536,907

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Strategic High Income		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015 (A)	April 30, 2016 (unaudited)	October 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	34,891	112,206	—	—	734,243	1,030,712
Class B	—	—	—	—	6,249	11,438
Class C	143,223	195,263	—	—	71,202	437,068
Class I	533,137	1,644,219	—	28,636	212,329	381,690
Class I2	—	1,089	948	20,520,165	1,096,186	1,105,911
Class T	—	—	—	—	8,717	20,067
	711,251	1,952,777	948	20,548,801	2,128,926	2,986,886
Shares reinvested:
Class A	3,766	6,827	—	—	644,768	5,317,758
Class B	—	—	—	—	15,790	193,312
Class C	7,722	5,675	—	—	77,449	586,731
Class I	72,259	107,095	548	717	271,876	2,242,154
Class I2	—	43,647	337,554	330,973	567,990	4,378,834
Class T	—	—	—	—	26,475	225,169
	83,747	163,244	338,102	331,690	1,604,348	12,943,958
Shares redeemed:
Class A	(7,498)	(74,966)	—	—	(1,723,327)	(3,603,759)
Class B	—	—	—	—	(42,597)	(84,206)
Class C	(30,334)	(949)	—	—	(230,825)	(462,713)
Class I	(173,229)	(59,440)	(1,512)	(17)	(772,733)	(3,245,242)
Class I2	—	(2,241,078)	(4,222,811)	(202,225)	(3,034,978)	(4,087,330)
Class T	—	—	—	—	(127,103)	(195,508)
	(211,061)	(2,376,433)	(4,224,323)	(202,242)	(5,931,563)	(11,678,758)
Automatic conversions:
Class A	—	—	—	—	85,009	313,198
Class B	—	—	—	—	(88,052)	(321,548)
	—	—	—	—	(3,043)	(8,350)
Net increase (decrease) in shares outstanding:
Class A	31,159	44,067	—	—	(259,307)	3,057,909
Class B	—	—	—	—	(108,610)	(201,004)
Class C	120,611	199,989	—	—	(82,174)	561,086
Class I	432,167	1,691,874	(964)	29,336	(288,528)	(621,398)
Class I2	—	(2,196,342)	(3,884,309)	20,648,913	(1,370,802)	1,397,415
Class T	—	—	—	—	(91,911)	49,728
	583,937	(260,412)	(3,885,273)	20,678,249	(2,201,332)	4,243,736

(A)	Commenced operations on December 8, 2014.
(B)	Rounds to less than $1.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENT OF CASH FLOWS

For the period ended April 30, 2016

(unaudited)

Transamerica Global Long/Short Equity (A)
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(960,041)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(33,193,265)
Proceeds from long-term investments	11,429,843
Purchases to cover securities sold short	(10,133,432)
Proceeds from securities sold short	22,200,122
Net change in unrealized appreciation (depreciation)	622,463
Net realized gain (loss)	254,432
(Increase) decrease in receivables for investments sold	(1,320,102)
(Increase) decrease in receivables for dividends	(60,559)
(Increase) decrease in receivable for tax reclaim	(3,998)
(Increase) decrease in cash on deposit with broker and custodian	(904,103)
(Increase) decrease in prepaid expenses	(52,354)
Increase (decrease) in cash deposit due to broker	11,189
Increase (decrease) in payables for investments purchased	1,027,898
Increase (decrease) in dividends and interest on securities sold short	22,073
Increase (decrease) in accrued liabilities	116,386
Net cash provided by (used for) written options and swaptions transactions	1,549
Net cash provided by (used for) foreign currency transactions	(53,387)

Net cash provided by (used for) operating activities	(10,995,286)

Cash flows from financing activities:
Proceeds from shares sold, net of receivable for shares sold	16,454,384

Net cash provided by (used for) financing activities	16,454,384

Net increase in cash and foreign currencies	5,459,098

Cash and foreign currencies, at beginning of period	$—

Cash and foreign currencies, at end of period	$5,459,098

Supplemental disclosure of cash flow information:
Interest expense paid	$104,066

(A)	Commenced operations on November 30, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.89		$10.81	$10.60	$10.70	$10.61	$11.14
Investment operations:
Net investment income (loss) (A)	0.21		0.40	0.42	0.46	0.49	0.54
Net realized and unrealized gain (loss)	0.03	(B)	(0.54)	0.38	0.02	0.84	(0.20)
Total investment operations	0.24		(0.14)	0.80	0.48	1.33	0.34
Distributions:
Net investment income	(0.25)		(0.42)	(0.45)	(0.49)	(0.65)	(0.68)
Net realized gains	(0.53)		(0.36)	(0.14)	(0.09)	(0.59)	(0.19)
Total distributions	(0.78)		(0.78)	(0.59)	(0.58)	(1.24)	(0.87)
Net asset value, end of period/year	$9.35		$9.89	$10.81	$10.60	$10.70	$10.61
Total return	2.99	%(C)	(1.31)%	7.77%	4.62%	14.24%	3.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$483,119		$777,767	$780,308	$857,807	$737,080	$462,340
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.70%	0.70%	0.70%	0.71%	0.71%
Including waiver and/or reimbursement and recapture	0.71	%(D)	0.70%	0.70%	0.70%	0.71%	0.71%
Net investment income (loss) to average net assets	4.65	%(D)	3.93%	3.95%	4.28%	4.77%	4.98%
Portfolio turnover rate	14	%(C)	46%	36%	54%	26%	57%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Bond
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.90		$10.43
Investment operations:
Net investment income (loss) (B)	0.21		0.17
Net realized and unrealized gain (loss)	0.03	(C)	(0.50)
Total investment operations	0.24		(0.33)
Distributions:
Net investment income	(0.25)		(0.20)
Net realized gains	(0.53)		—
Total distributions	(0.78)		(0.20)
Net asset value, end of period	$9.36		$9.90
Total return	2.99	%(D)	(3.17	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$242		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.70	%(E)
Including waiver and/or reimbursement and recapture	0.71	%(E)	0.70	%(E)
Net investment income (loss) to average net assets	4.78	%(E)	3.87	%(E)
Portfolio turnover rate	14	%(D)	46	%(D)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
Class A
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$25.35	$24.40	$21.40	$15.34	$15.47	$13.78
Investment operations:
Net investment income (loss) (A)	(0.07)	(0.19)	(0.15)	(0.07)	0.00	(B)	(0.12)
Net realized and unrealized gain (loss)	(0.67)	1.80	3.64	6.49	0.32	1.81
Total investment operations	(0.74)	1.61	3.49	6.42	0.32	1.69
Distributions:
Net realized gains	(0.84)	(0.66)	(0.49)	(0.36)	(0.45)	—
Net asset value, end of period/year	$23.77	$25.35	$24.40	$21.40	$15.34	$15.47
Total return (C)	(3.06	)%(D)	6.77%	16.52%	42.74%	2.38%	12.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$160,942	$160,269	$124,413	$88,843	$65,782	$66,058
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(E)	1.21%	1.26%	1.41%	1.47%	1.63%
Including waiver and/or reimbursement and recapture	1.21	%(E)	1.21%	1.26%	1.48%	1.52%	1.55%
Net investment income (loss) to average net assets	(0.61	)%(E)	(0.75)%	(0.63)%	(0.38)%	0.01%	(0.76)%
Portfolio turnover rate	20	%(D)	24%	30%	29%	52%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$22.30		$21.76	$19.31	$13.96	$14.22	$12.75
Investment operations:
Net investment income (loss) (A)	(0.17)		(0.38)	(0.32)	(0.17)	(0.10)	(0.20)
Net realized and unrealized gain (loss)	(0.58)		1.58	3.26	5.88	0.29	1.67
Total investment operations	(0.75)		1.20	2.94	5.71	0.19	1.47
Distributions:
Net realized gains	(0.84)		(0.66)	(0.49)	(0.36)	(0.45)	—
Net asset value, end of period/year	$20.71		$22.30	$21.76	$19.31	$13.96	$14.22
Total return (B)	(3.53	)%(C)	5.72%	15.44%	41.86%	1.65%	11.61%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,065		$3,870	$4,932	$6,020	$5,596	$7,786
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.20	%(D)	2.13%	2.16%	2.28%	2.33%	2.45%
Including waiver and/or reimbursement and recapture	2.20	%(D)(E)	2.20%	2.20%	2.20%	2.20%	2.20%
Net investment income (loss) to average net assets	(1.61	)%(D)	(1.73)%	(1.54)%	(1.07)%	(0.73)%	(1.41)%
Portfolio turnover rate	20	%(C)	24%	30%	29%	52%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$22.46		$21.84	$19.33	$13.96	$14.20	$12.74
Investment operations:
Net investment income (loss) (A)	(0.14)		(0.33)	(0.28)	(0.15)	(0.08)	(0.20)
Net realized and unrealized gain (loss)	(0.60)		1.61	3.28	5.88	0.29	1.66
Total investment operations	(0.74)		1.28	3.00	5.73	0.21	1.46
Distributions:
Net realized gains	(0.84)		(0.66)	(0.49)	(0.36)	(0.45)	—
Net asset value, end of period/year	$20.88		$22.46	$21.84	$19.33	$13.96	$14.20
Total return (B)	(3.42	)%(C)	5.98%	15.74%	42.01%	1.80%	11.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$72,659		$68,922	$50,879	$27,535	$19,809	$16,252
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.94	%(D)	1.92%	1.95%	2.04%	2.06%	2.18%
Including waiver and/or reimbursement and recapture	1.94	%(D)	1.92%	1.95%	2.04%	2.08%	2.20%
Net investment income (loss) to average net assets	(1.34	)%(D)	(1.47)%	(1.34)%	(0.95)%	(0.54)%	(1.41)%
Portfolio turnover rate	20	%(C)	24%	30%	29%	52%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$25.98		$24.92	$21.78	$15.61	$15.66	$13.89
Investment operations:
Net investment income (loss) (A)	(0.04)		(0.12)	(0.07)	0.02	0.11	(0.06)
Net realized and unrealized gain (loss)	(0.69)		1.84	3.70	6.59	0.30	1.83
Total investment operations	(0.73)		1.72	3.63	6.61	0.41	1.77
Distributions:
Net investment income	—		—	—	(0.08)	(0.01)	—
Net realized gains	(0.84)		(0.66)	(0.49)	(0.36)	(0.45)	—
Total distributions	(0.84)		(0.66)	(0.49)	(0.44)	(0.46)	—
Net asset value, end of period/year	$24.41		$25.98	$24.92	$21.78	$15.61	$15.66
Total return	(2.94	)%(B)	7.07%	16.88%	43.45%	2.96%	12.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$167,184		$153,719	$161,858	$105,747	$80,083	$11,767
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(C)	0.92%	0.95%	0.99%	0.94%	1.10%
Including waiver and/or reimbursement and recapture	0.93	%(C)	0.92%	0.95%	0.99%	0.94%	1.13%
Net investment income (loss) to average net assets	(0.33	)%(C)	(0.46)%	(0.31)%	0.11%	0.66%	(0.37)%
Portfolio turnover rate	20	%(B)	24%	30%	29%	52%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Capital Growth
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011 (A)
Net asset value, beginning of period/year	$17.40		$16.88	$14.88	$10.80	$10.96		$10.00
Investment operations:
Net investment income (loss) (B)	(0.02)		(0.06)	(0.03)	0.04	0.07		(0.00	)(C)
Net realized and unrealized gain (loss)	(0.45)		1.24	2.52	4.50	0.22		0.96
Total investment operations	(0.47)		1.18	2.49	4.54	0.29		0.96
Distributions:
Net investment income	—		—	—	(0.10)	(0.00	)(C)	—
Net realized gains	(0.84)		(0.66)	(0.49)	(0.36)	(0.45)		—
Total distributions	(0.84)		(0.66)	(0.49)	(0.46)	(0.45)		—
Net asset value, end of period/year	$16.09		$17.40	$16.88	$14.88	$10.80		$10.96
Total return	(2.84	)%(D)	7.19%	17.05%	43.65%	3.11%		9.70	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$642,628		$1,039,343	$836,984	$509,700	$545,635		$407,302
Expenses to average net assets	0.80	%(E)	0.79%	0.81%	0.84%	0.84%		1.09	%(E)
Net investment income (loss) to average net assets	(0.21	)%(E)	(0.34)%	(0.20)%	0.32%	0.67%		(0.48	)%(E)
Portfolio turnover rate	20	%(D)	24%	30%	29%	52%		90%

(A)	Commenced operations on September 30, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Concentrated Growth
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$16.80		$16.22	$15.57
Investment operations:
Net investment income (loss) (B)	0.01		0.01	0.00	(C)
Net realized and unrealized gain (loss)	(0.35	)(D)	0.61	0.65
Total investment operations	(0.34)		0.62	0.65
Distributions:
Net investment income	(0.02)		—	—
Net realized gains	—		(0.04)	—
Total distributions	(0.02)		(0.04)	—
Net asset value, end of period/year	$16.44		$16.80	$16.22
Total return (E)	(2.01	)%(F)	3.81%	4.17	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$754		$681	$444
Expenses to average net assets	1.12	%(G)	1.06%	1.18	%(G)
Net investment income (loss) to average net assets	0.09	%(G)	0.07%	0.03	%(G)
Portfolio turnover rate	20	%(F)	34%	18	%(F)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Concentrated Growth
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$16.59		$16.14	$15.57
Investment operations:
Net investment income (loss) (B)	(0.05)		(0.11)	(0.07)
Net realized and unrealized gain (loss)	(0.34	)(C)	0.60	0.64
Total investment operations	(0.39)		0.49	0.57
Distributions:
Net realized gains	—		(0.04)	—
Net asset value, end of period/year	$16.20		$16.59	$16.14
Total return (D)	(2.35	)%(E)	3.02%	3.66	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$694		$421	$274
Expenses to average net assets	1.83	%(F)	1.80%	1.93	%(F)
Net investment income (loss) to average net assets	(0.64	)%(F)	(0.67)%	(0.67	)%(F)
Portfolio turnover rate	20	%(E)	34%	18	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class I (A)
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (B)		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$16.67		$16.09	$15.76		$12.24		$10.22		$10.00
Investment operations:
Net investment income (loss) (C)	0.03		0.04	0.02		(0.00	)(D)	0.01	(E)	0.00	(D)
Net realized and unrealized gain (loss)	(0.34	)(F)	0.60	0.76		3.87		2.06		0.22	(F)
Total investment operations	(0.31)		0.64	0.78		3.87		2.07		0.22
Distributions:
Net investment income	(0.05)		(0.02)	—		(0.00	)(D)	(0.00	)(D)	(0.00	)(D)
Net realized gains	—		(0.04)	(0.45)		(0.34)		(0.05)		(0.00	)(D)
Total distributions	(0.05)		(0.06)	(0.45)		(0.35)		(0.05)		(0.00	)(D)
Net asset value, end of period/year	$16.31		$16.67	$16.09		$15.76		$12.24		$10.22
Total return	(1.85	)%(G)	3.95%	6.13	%(G)	31.84%		20.28%		2.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,460		$23,460	$19,643		$13,761		$10,320		$2,801
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(H)	0.83%	1.08	%(H)	2.18%		3.68%		5.90%
Including waiver and/or reimbursement and recapture	0.83	%(H)	0.88%	1.00	%(H)	1.25%		1.25%		1.25%
Net investment income (loss) to average net assets	0.37	%(H)	0.27%	0.16	%(H)	(0.02)%		0.08	%(E)	0.03%
Portfolio turnover rate	20	%(G)	34%	18	%(G)	15%		22%		22%

(A)	Prior to February 28, 2014, information provided in previous periods reflects The Torray Resolute Fund, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to January 1, 2014, the financial highlights were audited by another independent registered public accounting firm.
(B)	Effective at the close of business on February 28, 2014, the fiscal year end of the Fund changed to October 31. The Financial Highlights represent activity for the ten months of January 1, 2014 - October 31, 2014.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	For the year ended December 31, 2012, investment income per share reflects a special dividend which amounted to $0.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.01)%.
(F)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(G)	Not annualized.
(H)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Concentrated Growth
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$16.85		$16.26	$15.57
Investment operations:
Net investment income (loss) (B)	0.04		0.07	0.04
Net realized and unrealized gain (loss)	(0.35	)(C)	0.60	0.65
Total investment operations	(0.31)		0.67	0.69
Distributions:
Net investment income	(0.07)		(0.04)	—
Net realized gains	—		(0.04)	—
Total distributions	(0.07)		(0.08)	—
Net asset value, end of period/year	$16.47		$16.85	$16.26
Total return	(1.82	)%(D)	4.11%	4.43	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$653,989		$390,712	$353,480
Expenses to average net assets	0.73	%(E)	0.73%	0.77	%(E)
Net investment income (loss) to average net assets	0.56	%(E)	0.41%	0.42	%(E)
Portfolio turnover rate	20	%(D)	34%	18	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$12.75		$13.35	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.10		0.23	0.20	0.14
Net realized and unrealized gain (loss)	0.14		(0.18)	1.47	1.97
Total investment operations	0.24		0.05	1.67	2.11
Distributions:
Net investment income	(0.11)		(0.22)	(0.20)	(0.13)
Net realized gains	(1.83)		(0.43)	(0.10)	—
Total distributions	(1.94)		(0.65)	(0.30)	(0.13)
Net asset value, end of period/year	$11.05		$12.75	$13.35	$11.98
Total return (C)	2.21	%(D)	0.32%	14.14%	21.25	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,146		$51,809	$63,639	$1,245
Expenses to average net assets	0.97	%(E)	0.97%	0.96%	1.07	%(E)
Net investment income (loss) to average net assets	1.81	%(E)	1.74%	1.55%	1.47	%(E)
Portfolio turnover rate	0	%(D)(F)	15%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$12.70		$13.32	$11.96	$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.12	0.09	0.08
Net realized and unrealized gain (loss)	0.14		(0.19)	1.49	1.96
Total investment operations	0.19		(0.07)	1.58	2.04
Distributions:
Net investment income	(0.06)		(0.12)	(0.12)	(0.08)
Net realized gains	(1.83)		(0.43)	(0.10)	—
Total distributions	(1.89)		(0.55)	(0.22)	(0.08)
Net asset value, end of period/year	$11.00		$12.70	$13.32	$11.96
Total return (C)	1.83	%(D)	(0.62)%	13.30%	20.50	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,216		$4,749	$4,419	$1,297
Expenses to average net assets	1.81	%(E)	1.81%	1.81%	1.78	%(E)
Net investment income (loss) to average net assets	0.95	%(E)	0.89%	0.74%	0.83	%(E)
Portfolio turnover rate	0	%(D)(F)	15%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 1%.

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$12.75		$13.35	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.11		0.25	0.23	0.17
Net realized and unrealized gain (loss)	0.14		(0.18)	1.47	1.96
Total investment operations	0.25		0.07	1.70	2.13
Distributions:
Net investment income	(0.12)		(0.24)	(0.23)	(0.15)
Net realized gains	(1.83)		(0.43)	(0.10)	—
Total distributions	(1.95)		(0.67)	(0.33)	(0.15)
Net asset value, end of period/year	$11.05		$12.75	$13.35	$11.98
Total return	2.29	%(C)	0.49%	14.37%	21.40	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,691		$6,318	$6,311	$1,715
Expenses to average net assets	0.81	%(D)	0.81%	0.80%	0.82	%(D)
Net investment income (loss) to average net assets	1.96	%(D)	1.88%	1.80%	1.82	%(D)
Portfolio turnover rate	0	%(C)(E)	15%	21%	23	%(C)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$12.75		$13.36	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.11		0.26	0.24	0.17
Net realized and unrealized gain (loss)	0.15		(0.18)	1.48	1.97
Total investment operations	0.26		0.08	1.72	2.14
Distributions:
Net investment income	(0.12)		(0.26)	(0.24)	(0.16)
Net realized gains	(1.83)		(0.43)	(0.10)	—
Total distributions	(1.95)		(0.69)	(0.34)	(0.16)
Net asset value, end of period/year	$11.06		$12.75	$13.36	$11.98
Total return	2.44	%(C)	0.52%	14.56%	21.49	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,395,285		$852,448	$1,402,739	$1,023,268
Expenses to average net assets	0.71	%(D)	0.71%	0.70%	0.71	%(D)
Net investment income (loss) to average net assets	2.01	%(D)	1.98%	1.88%	1.91	%(D)
Portfolio turnover rate	0	%(C)(E)	15%	21%	23	%(C)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 1%.

For a share outstanding during the periods indicated:	Transamerica Dividend Focused
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$12.75		$13.25
Investment operations:
Net investment income (loss) (B)	0.09		0.11
Net realized and unrealized gain (loss)	0.16		(0.48)
Total investment operations	0.25		(0.37)
Distributions:
Net investment income	(0.12)		(0.13)
Net realized gains	(1.83)		—
Total distributions	(1.95)		(0.13)
Net asset value, end of period	$11.05		$12.75
Total return	2.35	%(C)	(2.79	)%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$181		$49
Expenses to average net assets	0.71	%(D)	0.72	%(D)
Net investment income (loss) to average net assets	1.65	%(D)	1.99	%(D)
Portfolio turnover rate	0	%(C)(E)	15%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class A
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.10	$11.73	$11.12	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07	0.07	0.08	0.05
Net realized and unrealized gain (loss)	(0.33)	0.04	(D)	0.61	1.56
Total investment operations	(0.26)	0.11	0.69	1.61
Distributions:
Net investment income	(0.05)	(0.11)	(0.05)	(0.49)
Net realized gains	(0.46)	(0.63)	(0.03)	—
Total distributions	(0.51)	(0.74)	(0.08)	(0.49)
Net asset value, end of period/year	$10.33	$11.10	$11.73	$11.12
Total return (E)	(2.41	)%(F)	0.91%	6.31%	16.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,972	$14,100	$12,115	$6,456
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.36	%(H)	1.36%	1.32%	3.94%
Including waiver and/or reimbursement and recapture	1.10	%(H)	1.10%	1.11%	1.15%
Net investment income (loss) to average net assets (C)	1.27	%(H)	0.63%	0.70%	0.45%
Portfolio turnover rate (I)	120	%(F)	308%	194%	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class C
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$10.96	$11.60	$11.05	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.03	(0.01)	(0.00	)(D)	(0.03)
Net realized and unrealized gain (loss)	(0.32)	0.04	(E)	0.60	1.56
Total investment operations	(0.29)	0.03	0.60	1.53
Distributions:
Net investment income	—	(0.04)	(0.02)	(0.48)
Net realized gains	(0.46)	(0.63)	(0.03)	—
Total distributions	(0.46)	(0.67)	(0.05)	(0.48)
Net asset value, end of period/year	$10.21	$10.96	$11.60	$11.05
Total return (F)	(2.69	)%(G)	0.15%	5.46%	16.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,195	$11,492	$7,266	$3,840
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	2.09	%(I)	2.12%	2.09%	4.69%
Including waiver and/or reimbursement and recapture	1.85	%(I)	1.85%	1.85%	1.85%
Net investment income (loss) to average net assets (C)	0.51	%(I)	(0.13)%	(0.03)%	(0.28)%
Portfolio turnover rate (J)	120	%(G)	308%	194%	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Total return has been calculated without deduction of a sales load on an initial purchase.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class I
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.08	$11.71	$11.09	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.08	0.10	0.11	0.07
Net realized and unrealized gain (loss)	(0.33)	0.04	(D)	0.61	1.57
Total investment operations	(0.25)	0.14	0.72	1.64
Distributions:
Net investment income	(0.07)	(0.14)	(0.07)	(0.55)
Net realized gains	(0.46)	(0.63)	(0.03)	—
Total distributions	(0.53)	(0.77)	(0.10)	(0.55)
Net asset value, end of period/year	$10.30	$11.08	$11.71	$11.09
Total return	(2.27	)%(E)	1.15%	6.57%	17.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,721	$3,889	$3,521	$2,824
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.07	%(G)	1.08%	1.03%	3.63%
Including waiver and/or reimbursement and recapture	0.85	%(G)	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets (C)	1.62	%(G)	0.91%	0.98%	0.67%
Portfolio turnover rate (H)	120	%(E)	308%	194%	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$9.38		$10.48	$10.16	$10.25	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.25		0.39	0.38	0.34	0.33
Net realized and unrealized gain (loss)	0.11	(D)	(0.87)	0.26	0.10	0.45
Total investment operations	0.36		(0.48)	0.64	0.44	0.78
Distributions:
Net investment income	(0.21)		(0.45)	(0.32)	(0.47)	(0.53)
Net realized gains	(0.20)		(0.17)	—	(0.04)	—
Return of capital	—		—	—	(0.02)	—
Total distributions	(0.41)		(0.62)	(0.32)	(0.53)	(0.53)
Net asset value, end of period/year	$9.33		$9.38	$10.48	$10.16	$10.25
Total return (E)	4.18	%(F)	(4.78)%	6.39%	4.49%	8.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$131,613		$175,092	$259,348	$342,367	$254,763
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.92	%(H)	0.89%	0.89%	0.93%	0.98%
Including waiver and/or reimbursement and recapture	0.92	%(H)(I)	0.89%	0.87%	0.88%	0.92%
Net investment income (loss) to average net assets (C)	5.78	%(H)	3.84%	3.63%	3.32%	3.27%
Portfolio turnover rate (J)	13	%(F)	159%	102%	237%	142%

(A)	Commenced operations on October 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$9.34		$10.44	$10.12	$10.22	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.22		0.31	0.29	0.25	0.25
Net realized and unrealized gain (loss)	0.11	(D)	(0.87)	0.27	0.11	0.46
Total investment operations	0.33		(0.56)	0.56	0.36	0.71
Distributions:
Net investment income	(0.17)		(0.37)	(0.24)	(0.40)	(0.49)
Net realized gains	(0.20)		(0.17)	—	(0.04)	—
Return of capital	—		—	—	(0.02)	—
Total distributions	(0.37)		(0.54)	(0.24)	(0.46)	(0.49)
Net asset value, end of period/year	$9.30		$9.34	$10.44	$10.12	$10.22
Total return (E)	3.91	%(F)	(5.53)%	5.61%	3.63%	7.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$229,139		$289,060	$400,142	$464,339	$279,728
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.68	%(H)	1.65%	1.63%	1.63%	1.68%
Including waiver and/or reimbursement and recapture	1.67	%(H)	1.65%	1.63%	1.63%	1.67%
Net investment income (loss) to average net assets (C)	5.00	%(H)	3.09%	2.86%	2.54%	2.48%
Portfolio turnover rate (I)	13	%(F)	159%	102%	237%	142%

(A)	Commenced operations on October 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$9.38		$10.48	$10.16	$10.26	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.27		0.41	0.40	0.36	0.37
Net realized and unrealized gain (loss)	0.10	(D)	(0.87)	0.26	0.10	0.44
Total investment operations	0.37		(0.46)	0.66	0.46	0.81
Distributions:
Net investment income	(0.22)		(0.47)	(0.34)	(0.50)	(0.55)
Net realized gains	(0.20)		(0.17)	—	(0.04)	—
Return of capital	—		—	—	(0.02)	—
Total distributions	(0.42)		(0.64)	(0.34)	(0.56)	(0.55)
Net asset value, end of period/year	$9.33		$9.38	$10.48	$10.16	$10.26
Total return	4.31	%(E)	(4.56)%	6.64%	4.62%	8.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$90,133		$144,733	$242,703	$270,502	$240,339
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.67	%(G)	0.66%	0.64%	0.65%	0.72%
Including waiver and/or reimbursement and recapture	0.67	%(G)	0.66%	0.64%	0.67%	0.67%
Net investment income (loss) to average net assets (C)	6.20	%(G)	4.05%	3.83%	3.57%	3.61%
Portfolio turnover rate (H)	13	%(E)	159%	102%	237%	142%

(A)	Commenced operations on October 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Debt
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$9.70		$10.75	$10.83	$11.54	$10.00	$10.00
Investment operations:
Net investment income (loss) (B)	0.31		0.60	0.61	0.56	0.59	0.08
Net realized and unrealized gain (loss)	0.22		(1.26)	(0.11)	(0.55)	1.45	(0.08)
Total investment operations	0.53		(0.66)	0.50	0.01	2.04	—
Distributions:
Net investment income	(0.21)		(0.39)	(0.58)	(0.47)	(0.50)	(0.00	)(C)
Net realized gains	—		—	—	(0.25)	—	—
Total distributions	(0.21)		(0.39)	(0.58)	(0.72)	(0.50)	(0.00	)(C)
Net asset value, end of period/year	$10.02		$9.70	$10.75	$10.83	$11.54	$10.00
Total return (D)	5.63	%(E)	(6.30)%	4.81%	(0.07)%	21.07%	0.04	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$50,126		$59,093	$81,684	$129,805	$60,754	$2,247
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(F)	1.11%	1.18%	1.11%	1.19%	1.65	%(F)
Including waiver and/or reimbursement and recapture	1.20	%(F)	1.11%	1.18%	1.11%	1.21%	1.35	%(F)
Net investment income (loss) to average net assets	6.64	%(F)	5.94%	5.68%	5.02%	5.47%	5.24	%(F)
Portfolio turnover rate	123	%(E)	237%	321%	326%	305%	31	%(E)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Debt
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$9.66		$10.72	$10.80	$11.51	$9.99	$10.00
Investment operations:
Net investment income (loss) (B)	0.28		0.53	0.54	0.48	0.52	0.07
Net realized and unrealized gain (loss)	0.22		(1.26)	(0.11)	(0.54)	1.44	(0.08)
Total investment operations	0.50		(0.73)	0.43	(0.06)	1.96	(0.01)
Distributions:
Net investment income	(0.18)		(0.33)	(0.51)	(0.40)	(0.44)	(0.00	)(C)
Net realized gains	—		—	—	(0.25)	—	—
Total distributions	(0.18)		(0.33)	(0.51)	(0.65)	(0.44)	(0.00	)(C)
Net asset value, end of period/year	$9.98		$9.66	$10.72	$10.80	$11.51	$9.99
Total return (D)	5.29	%(E)	(7.02)%	4.12%	(0.69)%	20.24%	(0.08	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,673		$17,462	$27,202	$30,547	$10,543	$1,025
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90	%(F)	1.84%	1.84%	1.81%	1.86%	2.29	%(F)
Including waiver and/or reimbursement and recapture	1.90	%(F)	1.84%	1.84%	1.81%	1.87%	2.00	%(F)
Net investment income (loss) to average net assets	5.94	%(F)	5.23%	5.02%	4.36%	4.87%	4.35	%(F)
Portfolio turnover rate	123	%(E)	237%	321%	326%	305%	31	%(E)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Debt
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$9.72		$10.78	$10.85	$11.56	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.34		0.64	0.65	0.60	0.63	0.09
Net realized and unrealized gain (loss)	0.21		(1.27)	(0.10)	(0.56)	1.44	(0.08)
Total investment operations	0.55		(0.63)	0.55	0.04	2.07	0.01
Distributions:
Net investment income	(0.23)		(0.43)	(0.62)	(0.50)	(0.52)	(0.00	)(C)
Net realized gains	—		—	—	(0.25)	—	—
Total distributions	(0.23)		(0.43)	(0.62)	(0.75)	(0.52)	(0.00	)(C)
Net asset value, end of period/year	$10.04		$9.72	$10.78	$10.85	$11.56	$10.01
Total return	5.85	%(D)	(6.03)%	5.30%	0.23%	21.40%	0.14	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$577,825		$581,888	$340,068	$133,449	$46,190	$2,064
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.81%	0.81%	0.79%	0.84%	1.34	%(E)
Including waiver and/or reimbursement and recapture	0.81	%(E)	0.81%	0.81%	0.79%	0.86%	1.00	%(E)
Net investment income (loss) to average net assets	7.14	%(E)	6.39%	6.00%	5.38%	5.68%	5.46	%(E)
Portfolio turnover rate	123	%(D)	237%	321%	326%	305%	31	%(D)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$9.72		$10.78	$10.85	$11.56	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.34		0.64	0.66	0.61	0.63	0.07
Net realized and unrealized gain (loss)	0.22		(1.26)	(0.10)	(0.56)	1.45	(0.06)
Total investment operations	0.56		(0.62)	0.56	0.05	2.08	0.01
Distributions:
Net investment income	(0.24)		(0.44)	(0.63)	(0.51)	(0.53)	(0.00	)(C)
Net realized gains	—		—	—	(0.25)	—	—
Total distributions	(0.24)		(0.44)	(0.63)	(0.76)	(0.53)	(0.00	)(C)
Net asset value, end of period/year	$10.04		$9.72	$10.78	$10.85	$11.56	$10.01
Total return	5.90	%(D)	(5.86)%	5.39%	0.33%	21.50%	0.14	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$75,432		$60,406	$143,512	$339,967	$505,629	$95,233
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.70%	0.71%	0.69%	0.74%	1.23	%(E)
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.70%	0.71%	0.69%	0.76%	1.00	%(E)
Net investment income (loss) to average net assets	7.14	%(E)	6.29%	6.16%	5.38%	5.82%	4.63	%(E)
Portfolio turnover rate	123	%(D)	237%	321%	326%	305%	31	%(D)

(A)	Commenced operations on August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Emerging Markets Debt
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.71		$10.37
Investment operations:
Net investment income (loss) (B)	0.34		0.28
Net realized and unrealized gain (loss)	0.22		(0.66)
Total investment operations	0.56		(0.38)
Distributions:
Net investment income	(0.24)		(0.28)
Net asset value, end of period	$10.03		$9.71
Total return	5.91	%(C)	(3.71	)%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$71		$48
Expenses to average net assets	0.72	%(D)	0.71	%(D)
Net investment income (loss) to average net assets	7.30	%(D)	6.66	%(D)
Portfolio turnover rate	123%		237%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Equity
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$8.50		$10.25	$10.40	$9.42	$10.00
Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	0.06	0.11	0.12	0.09
Net realized and unrealized gain (loss)	(0.36)		(1.70)	(0.16)	0.88	(0.67)
Total investment operations	(0.36)		(1.64)	(0.05)	1.00	(0.58)
Distributions:
Net investment income	(0.08)		(0.11)	(0.10)	(0.02)	—
Net asset value, end of period/year	$8.06		$8.50	$10.25	$10.40	$9.42
Total return (D)	(4.27	)%(E)	(16.17)%	(0.40)%	10.68%	(5.80	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,841		$1,669	$1,495	$805	$302
Expenses to average net assets	1.73	%(F)	1.60%	1.62%	1.60%	1.85	%(F)
Net investment income (loss) to average net assets	(0.05	)%(F)	0.63%	1.05%	1.19%	1.97	%(F)
Portfolio turnover rate	21	%(E)	89%	69%	63%	76	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than 0.01% or (0.01)%.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Equity
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$8.41		$10.14	$10.32	$9.39	$10.00
Investment operations:
Net investment income (loss) (B)	(0.03)		0.01	0.04	0.06	0.07
Net realized and unrealized gain (loss)	(0.35)		(1.70)	(0.15)	0.87	(0.68)
Total investment operations	(0.38)		(1.69)	(0.11)	0.93	(0.61)
Distributions:
Net investment income	(0.03)		(0.04)	(0.07)	—	—
Net asset value, end of period/year	$8.00		$8.41	$10.14	$10.32	$9.39
Total return (C)	(4.43	)%(D)	(16.73)%	(1.05)%	9.90%	(6.10	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,816		$1,882	$1,424	$916	$253
Expenses to average net assets	2.37	%(E)	2.28%	2.29%	2.23%	2.52	%(E)
Net investment income (loss) to average net assets	(0.68	)%(E)	0.08%	0.36%	0.57%	1.43	%(E)
Portfolio turnover rate	21	%(D)	89%	69%	63%	76	%(D)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Equity
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$8.55		$10.30	$10.43	$9.43	$10.00
Investment operations:
Net investment income (loss) (B)	0.02		0.10	0.12	0.17	0.11
Net realized and unrealized gain (loss)	(0.37)		(1.72)	(0.13)	0.87	(0.68)
Total investment operations	(0.35)		(1.62)	(0.01)	1.04	(0.57)
Distributions:
Net investment income	(0.11)		(0.13)	(0.12)	(0.04)	—
Net asset value, end of period/year	$8.09		$8.55	$10.30	$10.43	$9.43
Total return	(4.07	)%(C)	(15.89)%	(0.04)%	11.03%	(5.70	)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$431		$1,281	$1,147	$505	$302
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.34	%(D)	1.25%	1.29%	1.26%	1.60	%(D)
Including waiver and/or reimbursement and recapture	1.34	%(D)	1.25%	1.29%	1.26%	1.60	%(D)
Net investment income (loss) to average net assets	0.45	%(D)	1.01%	1.22%	1.74%	2.26	%(D)
Portfolio turnover rate	21	%(C)	89%	69%	63%	76	%(C)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Equity
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$8.56		$10.30	$10.44	$9.44	$10.00
Investment operations:
Net investment income (loss) (B)	0.02		0.12	0.15	0.16	0.10
Net realized and unrealized gain (loss)	(0.36)		(1.72)	(0.16)	0.88	(0.66)
Total investment operations	(0.34)		(1.60)	(0.01)	1.04	(0.56)
Distributions:
Net investment income	(0.12)		(0.14)	(0.13)	(0.04)	—
Net asset value, end of period/year	$8.10		$8.56	$10.30	$10.44	$9.44
Total return	(3.96	)%(C)	(15.74)%	(0.02)%	11.09%	(5.60	)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$224,017		$270,402	$241,658	$220,261	$107,183
Expenses to average net assets	1.22	%(D)	1.14%	1.17%	1.15%	1.49	%(D)
Net investment income (loss) to average net assets	0.44	%(D)	1.26%	1.44%	1.66%	2.06	%(D)
Portfolio turnover rate	21	%(C)	89%	69%	63%	76	%(C)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.22		$9.46	$9.38	$9.37	$8.83	$8.99
Investment operations:
Net investment income (loss) (A)	0.17		0.28	0.29	0.41	0.45	0.51
Net realized and unrealized gain (loss)	(0.08)		(0.23)	0.08	0.03	0.55	(0.16)
Total investment operations	0.09		0.05	0.37	0.44	1.00	0.35
Distributions:
Net investment income	(0.17)		(0.29)	(0.29)	(0.43)	(0.46)	(0.51)
Net asset value, end of period/year	$9.14		$9.22	$9.46	$9.38	$9.37	$8.83
Total return (B)	1.02	%(C)	0.56%	3.98%	4.85%	11.60%	3.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$75,326		$68,304	$73,829	$78,512	$77,291	$65,393
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	0.88%	0.91%	1.00%	1.01%	1.07%
Including waiver and/or reimbursement and recapture	0.97	%(D)	0.88%	0.89%	0.95%	0.95%	0.97%
Net investment income (loss) to average net assets	3.78	%(D)	3.03%	3.04%	4.32%	4.95%	5.70%
Portfolio turnover rate	12	%(C)	27%	26%	32%	35%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.22		$9.46	$9.39	$9.37	$8.83	$9.00
Investment operations:
Net investment income (loss) (A)	0.13		0.21	0.21	0.32	0.37	0.44
Net realized and unrealized gain (loss)	(0.07)		(0.24)	0.07	0.05	0.55	(0.18)
Total investment operations	0.06		(0.03)	0.28	0.37	0.92	0.26
Distributions:
Net investment income	(0.13)		(0.21)	(0.21)	(0.35)	(0.38)	(0.43)
Net asset value, end of period/year	$9.15		$9.22	$9.46	$9.39	$9.37	$8.83
Total return (B)	0.66	%(C)	(0.28)%	2.98%	4.00%	10.69%	2.96%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,865		$2,164	$3,644	$4,819	$6,641	$7,066
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.88	%(D)	1.71%	1.72%	1.85%	1.79%	1.82%
Including waiver and/or reimbursement and recapture	1.85	%(D)	1.71%	1.72%	1.85%	1.79%	1.82%
Net investment income (loss) to average net assets	2.87	%(D)	2.18%	2.24%	3.42%	4.13%	4.87%
Portfolio turnover rate	12	%(C)	27%	26%	32%	35%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.16		$9.40	$9.32	$9.31	$8.79	$8.96
Investment operations:
Net investment income (loss) (A)	0.14		0.22	0.22	0.34	0.38	0.45
Net realized and unrealized gain (loss)	(0.08)		(0.23)	0.08	0.04	0.54	(0.17)
Total investment operations	0.06		(0.01)	0.30	0.38	0.92	0.28
Distributions:
Net investment income	(0.14)		(0.23)	(0.22)	(0.37)	(0.40)	(0.45)
Net asset value, end of period/year	$9.08		$9.16	$9.40	$9.32	$9.31	$8.79
Total return (B)	0.66	%(C)	(0.15)%	3.26%	4.10%	10.71%	3.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$61,481		$64,995	$68,629	$71,692	$81,874	$50,314
Expenses to average net assets	1.68	%(D)	1.59%	1.60%	1.67%	1.65%	1.68%
Net investment income (loss) to average net assets	3.05	%(D)	2.32%	2.33%	3.60%	4.22%	4.98%
Portfolio turnover rate	12	%(C)	27%	26%	32%	35%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.23		$9.47	$9.39	$9.38	$8.85	$9.02
Investment operations:
Net investment income (loss) (A)	0.18		0.31	0.31	0.43	0.47	0.53
Net realized and unrealized gain (loss)	(0.08)		(0.23)	0.08	0.04	0.55	(0.16)
Total investment operations	0.10		0.08	0.39	0.47	1.02	0.37
Distributions:
Net investment income	(0.18)		(0.32)	(0.31)	(0.46)	(0.49)	(0.54)
Net asset value, end of period/year	$9.15		$9.23	$9.47	$9.39	$9.38	$8.85
Total return	1.15	%(B)	0.84%	4.25%	5.13%	11.87%	4.19%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$154,514		$55,370	$42,545	$33,036	$31,480	$19,992
Expenses to average net assets	0.72	%(C)	0.61%	0.62%	0.68%	0.67%	0.69%
Net investment income (loss) to average net assets	4.06	%(C)	3.33%	3.29%	4.58%	5.20%	5.93%
Portfolio turnover rate	12	%(B)	27%	26%	32%	35%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.23		$9.48	$9.40	$9.38	$8.86	$9.03
Investment operations:
Net investment income (loss) (A)	0.18		0.32	0.31	0.44	0.48	0.55
Net realized and unrealized gain (loss)	(0.06)		(0.24)	0.09	0.05	0.54	(0.17)
Total investment operations	0.12		0.08	0.40	0.49	1.02	0.38
Distributions:
Net investment income	(0.19)		(0.33)	(0.32)	(0.47)	(0.50)	(0.55)
Net asset value, end of period/year	$9.16		$9.23	$9.48	$9.40	$9.38	$8.86
Total return	1.31	%(B)	0.83%	4.35%	5.35%	11.85%	4.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$135,435		$355,272	$540,719	$56,421	$128,284	$109,052
Expenses to average net assets	0.59	%(C)	0.51%	0.52%	0.58%	0.57%	0.58%
Net investment income (loss) to average net assets	4.04	%(C)	3.40%	3.26%	4.65%	5.32%	6.10%
Portfolio turnover rate	12	%(B)	27%	26%	32%	35%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Flexible Income
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.23		$9.45
Investment operations:
Net investment income (loss) (B)	0.19		0.14
Net realized and unrealized gain (loss)	(0.07)		(0.21)
Total investment operations	0.12		(0.07)
Distributions:
Net investment income	(0.19)		(0.15)
Net asset value, end of period	$9.16		$9.23
Total return	1.31	%(C)	(0.79	)%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$1,825		$50
Expenses to average net assets	0.59	%(D)	0.52	%(D)
Net investment income (loss) to average net assets	4.46	%(D)	3.55	%(D)
Portfolio turnover rate	12	%(C)	27%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.19		0.34	0.31
Net realized and unrealized gain (loss)	(0.01)		(0.08)	(0.10)
Total investment operations	0.18		0.26	0.21
Distributions:
Net investment income	(0.19)		(0.35)	(0.29)
Net realized gains	—		(0.01)	—
Total distributions	(0.19)		(0.36)	(0.29)
Net asset value, end of period/year	$9.81		$9.82	$9.92
Total return (D)	1.87	%(E)	2.73%	2.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,044		$3,360	$633
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.14	%(G)	1.11%	1.21%
Including waiver and/or reimbursement and recapture	1.05	%(G)	1.05%	1.06%
Net investment income (loss) to average net assets (C)	3.95	%(G)	3.46%	3.08%
Portfolio turnover rate (H)	19	%(E)	41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.15		0.27	0.24
Net realized and unrealized gain (loss)	(0.00	)(D)	(0.08)	(0.10)
Total investment operations	0.15		0.19	0.14
Distributions:
Net investment income	(0.15)		(0.28)	(0.22)
Net realized gains	—		(0.01)	—
Total distributions	(0.15)		(0.29)	(0.22)
Net asset value, end of period/year	$9.82		$9.82	$9.92
Total return (E)	1.59	%(F)	1.98%	1.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,677		$2,904	$1,672
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.84	%(H)	1.86%	1.97%
Including waiver and/or reimbursement and recapture	1.80	%(H)	1.80%	1.80%
Net investment income (loss) to average net assets (C)	3.20	%(H)	2.78%	2.45%
Portfolio turnover rate (I)	19	%(F)	41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.79		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.18		0.35	0.33
Net realized and unrealized gain (loss)	0.01	(D)	(0.09)	(0.09)
Total investment operations	0.19		0.26	0.24
Distributions:
Net investment income	(0.20)		(0.38)	(0.32)
Net realized gains	—		(0.01)	—
Total distributions	(0.20)		(0.39)	(0.32)
Net asset value, end of period/year	$9.78		$9.79	$9.92
Total return	1.98	%(E)	2.66%	2.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,332		$787	$412
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.85	%(G)	0.87%	0.97%
Including waiver and/or reimbursement and recapture	0.80	%(G)	0.80%	0.80%
Net investment income (loss) to average net assets (C)	3.88	%(G)	3.57%	3.27%
Portfolio turnover rate (H)	19	%(E)	41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.20		0.38	0.34
Net realized and unrealized gain (loss)	(0.01)		(0.09)	(0.10)
Total investment operations	0.19		0.29	0.24
Distributions:
Net investment income	(0.20)		(0.38)	(0.32)
Net realized gains	—		(0.01)	—
Total distributions	(0.20)		(0.39)	(0.32)
Net asset value, end of period/year	$9.81		$9.82	$9.92
Total return	2.02	%(D)	2.99%	2.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$344,658		$336,546	$213,481
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.75	%(F)	0.77%	0.87%
Including waiver and/or reimbursement and recapture	0.76	%(F)	0.80%	0.80%
Net investment income (loss) to average net assets (C)	4.21	%(F)	3.79%	3.37%
Portfolio turnover rate (G)	19	%(D)	41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and year indicated:	Transamerica Global Bond
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.11		$9.84	$10.00
Investment operations:
Net investment income (loss) (B)	0.12		0.15	0.15
Net realized and unrealized gain (loss)	0.64		(0.84)	(0.23)
Total investment operations	0.76		(0.69)	(0.08)
Distributions:
Net investment income	(0.07)		(0.04)	(0.08)
Net asset value, end of period/year	$9.80		$9.11	$9.84
Total return (C)	8.40	%(D)	(7.07)%	(0.82	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$471		$282	$300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.45	%(E)	1.15%	1.09	%(E)
Including waiver and/or reimbursement and recapture	1.00	%(E)	1.00%	1.00	%(E)
Net investment income (loss) to average net assets	2.57	%(E)	1.57%	2.15	%(E)
Portfolio turnover rate	74	%(D)	195%	138	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Global Bond
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.05		$9.82	$10.00
Investment operations:
Net investment income (loss) (B)	0.08		0.07	0.09
Net realized and unrealized gain (loss)	0.64		(0.83)	(0.22)
Total investment operations	0.72		(0.76)	(0.13)
Distributions:
Net investment income	(0.00	)(C)	(0.01)	(0.05)
Net asset value, end of period/year	$9.77		$9.05	$9.82
Total return (D)	8.00	%(E)	(7.73)%	(1.34	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$364		$258	$254
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.20	%(F)	1.90%	1.81	%(F)
Including waiver and/or reimbursement and recapture	1.75	%(F)	1.75%	1.75	%(F)
Net investment income (loss) to average net assets	1.82	%(F)	0.80%	1.39	%(F)
Portfolio turnover rate	74	%(E)	195%	138	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Global Bond
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.13		$9.84	$10.00
Investment operations:
Net investment income (loss) (B)	0.13		0.17	0.16
Net realized and unrealized gain (loss)	0.64		(0.84)	(0.23)
Total investment operations	0.77		(0.67)	(0.07)
Distributions:
Net investment income	(0.09)		(0.04)	(0.09)
Net asset value, end of period/year	$9.81		$9.13	$9.84
Total return	8.55	%(C)	(6.79)%	(0.71	)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$374		$321	$323
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(D)	0.92%	0.91	%(D)
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.75	%(D)
Net investment income (loss) to average net assets	2.83	%(D)	1.80%	2.42	%(D)
Portfolio turnover rate	74	%(C)	195%	138	%(C)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Global Bond
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.14		$9.85	$10.00
Investment operations:
Net investment income (loss) (B)	0.13		0.22	0.15
Net realized and unrealized gain (loss)	0.63		(0.89)	(0.21)
Total investment operations	0.76		(0.67)	(0.06)
Distributions:
Net investment income	(0.09)		(0.04)	(0.09)
Net asset value, end of period/year	$9.81		$9.14	$9.85
Total return	8.43	%(C)	(6.78)%	(0.61	)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,225		$43,584	$238,807
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(D)	0.80%	0.79	%(D)
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.75	%(D)
Net investment income (loss) to average net assets	2.78	%(D)	2.29%	2.23	%(D)
Portfolio turnover rate	74	%(C)	195%	138	%(C)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$11.15		$11.08	$10.96	$9.22	$9.09	$9.84
Investment operations:
Net investment income (loss) (A) (B)	0.06		0.05	0.18	0.11	0.16	0.08
Net realized and unrealized gain (loss)	(0.33)		0.02	0.10	1.73	0.22	(0.75)
Total investment operations	(0.27)		0.07	0.28	1.84	0.38	(0.67)
Distributions:
Net investment income	—		—	(0.16)	(0.10)	(0.25)	(0.08)
Net asset value, end of period/year	$10.88		$11.15	$11.08	$10.96	$9.22	$9.09
Total return (C)	(2.51	)%(D)	0.63%	2.54%	20.08%	4.65%	(6.90)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,861		$48,311	$56,663	$82,534	$86,834	$118,070
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.37	%(F)	1.36%	0.75%	0.69%	0.68%	0.67%
Including waiver and/or reimbursement and recapture	1.35	%(F)	1.35%	0.74%	0.69%	0.68%	0.67%
Net investment income (loss) to average net assets (B)	1.23	%(F)	0.46%	1.64%	1.09%	1.79%	0.77%
Portfolio turnover rate (G)	24	%(D)	51%	150%	18%	41%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.99		$11.00	$10.89	$9.16	$9.00	$9.74
Investment operations:
Net investment income (loss) (A) (B)	0.02		(0.03)	0.10	0.04	0.09	0.01
Net realized and unrealized gain (loss)	(0.32)		0.02	0.08	1.71	0.24	(0.75)
Total investment operations	(0.30)		(0.01)	0.18	1.75	0.33	(0.74)
Distributions:
Net investment income	—		—	(0.07)	(0.02)	(0.17)	(0.00	)(C)
Net asset value, end of period/year	$10.69		$10.99	$11.00	$10.89	$9.16	$9.00
Total return (D)	(2.82	)%(E)	(0.09)%	1.64%	19.11%	3.92%	(7.59)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,304		$3,380	$6,460	$9,191	$9,847	$13,373
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	2.39	%(G)	2.27%	1.63%	1.54%	1.54%	1.48%
Including waiver and/or reimbursement and recapture	2.10	%(G)	2.10%	1.53%	1.45%	1.45%	1.45%
Net investment income (loss) to average net assets (B)	0.39	%(G)	(0.28)%	0.95%	0.37%	1.05%	0.11%
Portfolio turnover rate (H)	24	%(E)	51%	150%	18%	41%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class C
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.98		$10.99		$10.88	$9.15	$9.01	$9.75
Investment operations:
Net investment income (loss) (A) (B)	0.02		(0.03)		0.09	0.04	0.09	0.02
Net realized and unrealized gain (loss)	(0.33)		0.02		0.10	1.72	0.23	(0.74)
Total investment operations	(0.31)		(0.01)		0.19	1.76	0.32	(0.72)
Distributions:
Net investment income	—		—		(0.08)	(0.03)	(0.18)	(0.02)
Net asset value, end of period/year	$10.67		$10.98		$10.99	$10.88	$9.15	$9.01
Total return (D)	(2.91	)%(C)	(0.09)%		1.73%	19.26%	3.87%	(7.42)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,506		$61,427		$74,772	$88,681	$92,050	$117,858
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.12	%(F)	2.10%		1.49%	1.40%	1.38%	1.34%
Including waiver and/or reimbursement and recapture	2.10	%(F)	2.10	%(G)	1.47%	1.40%	1.38%	1.34%
Net investment income (loss) to average net assets (B)	0.47	%(F)	(0.29)%		0.87%	0.40%	1.07%	0.16%
Portfolio turnover rate (H)	24	%(C)	51%		150%	18%	41%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Not annualized.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$11.17		$11.06	$10.96	$9.23	$9.11	$9.86
Investment operations:
Net investment income (loss) (A) (B)	0.08		0.09	0.21	0.14	0.16	0.11
Net realized and unrealized gain (loss)	(0.33)		0.02	0.09	1.73	0.25	(0.74)
Total investment operations	(0.25)		0.11	0.30	1.87	0.41	(0.63)
Distributions:
Net investment income	(0.01)		—	(0.20)	(0.14)	(0.29)	(0.12)
Net asset value, end of period/year	$10.91		$11.17	$11.06	$10.96	$9.23	$9.11
Total return	(2.36	)%(C)	0.99%	2.75%	20.53%	5.07%	(6.49)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,263		$37,576	$33,329	$32,954	$28,450	$28,748
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	1.03%	0.46%	0.31%	0.28%	0.29%
Including waiver and/or reimbursement and recapture	1.02	%(E)	1.04%	0.44%	0.31%	0.28%	0.29%
Net investment income (loss) to average net assets (B)	1.51	%(E)	0.78%	1.88%	1.39%	1.87%	1.12%
Portfolio turnover rate (F)	24	%(C)	51%	150%	18%	41%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and year indicated:	Transamerica Global Equity
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.18		$11.06	$11.31
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.10	0.00	(D)
Net realized and unrealized gain (loss)	(0.33)		0.02	(0.25)
Total investment operations	(0.24)		0.12	(0.25)
Distributions:
Net investment income	(0.02)		—	—
Net asset value, end of period/year	$10.92		$11.18	$11.06
Total return	(2.25	)%(E)	1.08%	(2.21	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$206,729		$152,110	$127,316
Expenses to average net assets (F)	0.92	%(G)	0.93%	1.08	%(G)
Net investment income (loss) to average net assets (C)	1.71	%(G)	0.87%	0.07	%(G)
Portfolio turnover rate (H)	24	%(E)	51%	150	%(E)

(A)	Commenced operations on September 4, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Global Equity
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$11.18		$11.63
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.03
Net realized and unrealized gain (loss)	(0.34)		(0.48	)(D)
Total investment operations	(0.25)		(0.45)
Distributions:
Net investment income	(0.00	)(E)	—
Net asset value, end of period	$10.93		$11.18
Total return	(2.18	)%(F)	(3.87	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$47		$48
Expenses to average net assets (G)	0.92	%(H)	0.93	%(H)
Net investment income (loss) to average net assets (C)	1.72	%(H)	0.61	%(H)
Portfolio turnover rate (I)	24%		51%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Global Long/ Short Equity
	Class A
	April 30, 2016 (unaudited) (A)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income (loss) (B) (C)	(0.06)
Net realized and unrealized gain (loss)	(0.67)
Total investment operations	(0.73)
Net asset value, end of period	$9.27
Total return (D)	(7.20	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,318
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	6.43	%(G)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	3.91	%(G)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.85	%(G)
Net investment income (loss) to average net assets (C)	(1.68	)%(G)
Portfolio turnover rate (H)	341	%(E)

(A)	Commenced operations on November 30, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Global Long/Short Equity
	Class I
	April 30, 2016 (unaudited) (A)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income (loss) (B) (C)	(0.06)
Net realized and unrealized gain (loss)	(0.66)
Total investment operations	(0.72)
Net asset value, end of period	$9.28
Total return	(7.10	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,321
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	6.28	%(F)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	3.66	%(F)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.59	%(F)
Net investment income (loss) to average net assets (C)	(1.43	)%(F)
Portfolio turnover rate (G)	341	%(D)

(A)	Commenced operations on November 30, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Global Long/Short Equity
	Class I2
	April 30, 2016 (unaudited) (A)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income (loss) (B) (C)	(0.05)
Net realized and unrealized gain (loss)	(0.67)
Total investment operations	(0.72)
Net asset value, end of period	$9.28
Total return	(7.10	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10,855
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	6.32	%(F)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	3.80	%(F)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.60	%(F)
Net investment income (loss) to average net assets (C)	(1.36	)%(F)
Portfolio turnover rate (G)	341	%(D)

(A)	Commenced operations on November 30, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Growth
Class I2
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$15.06	$16.18	$15.89	$13.42	$12.94	$11.78
Investment operations:
Net investment income (loss) (A)	0.00	(B)	(0.01)	(0.01)	0.03	0.01	0.00	(B)
Net realized and unrealized gain (loss)	(0.86)	1.69	2.50	3.90	0.97	1.17
Total investment operations	(0.86)	1.68	2.49	3.93	0.98	1.17
Distributions:
Net investment income	—	—	(0.00	)(B)	(0.04)	(0.01)	(0.01)
Net realized gains	(1.89)	(2.80)	(2.20)	(1.42)	(0.49)	—
Total distributions	(1.89)	(2.80)	(2.20)	(1.46)	(0.50)	(0.01)
Net asset value, end of period/year	$12.31	$15.06	$16.18	$15.89	$13.42	$12.94
Total return	(6.52	)%(C)	12.30%	17.17%	32.38%	8.19%	9.96%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$442,229	$516,868	$529,426	$573,545	$550,207	$618,767
Expenses to average net assets	0.85	%(D)	0.84%	0.84%	0.84%	0.83%	0.81%
Net investment income (loss) to average net assets	0.01	%(D)	(0.07)%	(0.06)%	0.20%	0.06%	0.01%
Portfolio turnover rate	18	%(C)	33%	31%	41%	43%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Growth
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$15.06		$14.59
Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	(0.02)
Net realized and unrealized gain (loss)	(0.86)		0.49
Total investment operations	(0.86)		0.47
Distributions:
Net realized gains	(1.89)		—
Net asset value, end of period	$12.31		$15.06
Total return	(6.52	)%(D)	3.22	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$1,313		$52
Expenses to average net assets	0.85	%(E)	0.84	%(E)
Net investment income (loss) to average net assets	(0.02	)%(E)	(0.31	)%(E)
Portfolio turnover rate	18	%(D)	33%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$8.97		$9.68	$9.75	$9.59	$8.95	$9.16
Investment operations:
Net investment income (loss) (A)	0.25		0.48	0.50	0.54	0.59	0.61
Net realized and unrealized gain (loss)	(0.25)		(0.58)	0.05	0.17	0.67	(0.21)
Total investment operations	—		(0.10)	0.55	0.71	1.26	0.40
Distributions:
Net investment income	(0.26)		(0.49)	(0.49)	(0.55)	(0.62)	(0.61)
Net realized gains	—		(0.12)	(0.13)	—	—	—
Total distributions	(0.26)		(0.61)	(0.62)	(0.55)	(0.62)	(0.61)
Net asset value, end of period/year	$8.71		$8.97	$9.68	$9.75	$9.59	$8.95
Total return (B)	0.10	%(C)	(1.11)%	5.85%	7.58%	14.57%	4.41%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$129,299		$127,509	$135,250	$404,077	$256,099	$228,920
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.00%	0.97%	1.04%	1.06%	1.17%
Including waiver and/or reimbursement and recapture	1.04	%(D)	1.00%	0.97%	1.04%	1.06%	1.17%
Net investment income (loss) to average net assets	5.93	%(D)	5.14%	5.10%	5.49%	6.44%	6.65%
Portfolio turnover rate	31	%(C)	61%	48%	64%	78%	93%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$8.97		$9.69	$9.76	$9.60	$8.95	$9.15
Investment operations:
Net investment income (loss) (A)	0.21		0.40	0.42	0.46	0.52	0.55
Net realized and unrealized gain (loss)	(0.24)		(0.59)	0.05	0.17	0.67	(0.21)
Total investment operations	(0.03)		(0.19)	0.47	0.63	1.19	0.34
Distributions:
Net investment income	(0.22)		(0.41)	(0.41)	(0.47)	(0.54)	(0.54)
Net realized gains	—		(0.12)	(0.13)	—	—	—
Total distributions	(0.22)		(0.53)	(0.54)	(0.47)	(0.54)	(0.54)
Net asset value, end of period/year	$8.72		$8.97	$9.69	$9.76	$9.60	$8.95
Total return (B)	(0.22	)%(C)	(2.03)%	4.99%	6.69%	13.77%	3.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,029		$3,977	$6,435	$8,234	$9,236	$9,431
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.88	%(D)	1.80%	1.80%	1.83%	1.83%	1.84%
Including waiver and/or reimbursement and recapture	1.88	%(D)	1.80%	1.80%	1.83%	1.84%	1.83%
Net investment income (loss) to average net assets	5.10	%(D)	4.32%	4.28%	4.72%	5.69%	5.99%
Portfolio turnover rate	31	%(C)	61%	48%	64%	78%	93%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$8.92		$9.64	$9.72	$9.56	$8.92	$9.13
Investment operations:
Net investment income (loss) (A)	0.22		0.41	0.42	0.47	0.53	0.55
Net realized and unrealized gain (loss)	(0.24)		(0.59)	0.05	0.17	0.66	(0.21)
Total investment operations	(0.02)		(0.18)	0.47	0.64	1.19	0.34
Distributions:
Net investment income	(0.23)		(0.42)	(0.42)	(0.48)	(0.55)	(0.55)
Net realized gains	—		(0.12)	(0.13)	—	—	—
Total distributions	(0.23)		(0.54)	(0.55)	(0.48)	(0.55)	(0.55)
Net asset value, end of period/year	$8.67		$8.92	$9.64	$9.72	$9.56	$8.92
Total return (B)	(0.16	)%(C)	(1.95)%	4.98%	6.80%	13.81%	3.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,651		$58,147	$69,198	$75,630	$76,995	$48,789
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.76	%(D)	1.74%	1.74%	1.77%	1.77%	1.76%
Including waiver and/or reimbursement and recapture	1.76	%(D)	1.74%	1.74%	1.77%	1.77%	1.76%
Net investment income (loss) to average net assets	5.22	%(D)	4.41%	4.33%	4.78%	5.73%	6.07%
Portfolio turnover rate	31	%(C)	61%	48%	64%	78%	93%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.03		$9.74	$9.82	$9.66	$9.00	$9.20
Investment operations:
Net investment income (loss) (A)	0.26		0.51	0.52	0.57	0.62	0.65
Net realized and unrealized gain (loss)	(0.25)		(0.59)	0.05	0.17	0.68	(0.21)
Total investment operations	0.01		(0.08)	0.57	0.74	1.30	0.44
Distributions:
Net investment income	(0.27)		(0.51)	(0.52)	(0.58)	(0.64)	(0.64)
Net realized gains	—		(0.12)	(0.13)	—	—	—
Total distributions	(0.27)		(0.63)	(0.65)	(0.58)	(0.64)	(0.64)
Net asset value, end of period/year	$8.77		$9.03	$9.74	$9.82	$9.66	$9.00
Total return	0.24	%(B)	(0.85)%	5.95%	7.80%	15.05%	4.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$126,647		$127,675	$305,992	$82,840	$103,181	$82,736
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(C)	0.74%	0.75%	0.79%	0.78%	0.78%
Including waiver and/or reimbursement and recapture	0.76	%(C)	0.74%	0.75%	0.79%	0.78%	0.77%
Net investment income (loss) to average net assets	6.18	%(C)	5.32%	5.32%	5.78%	6.64%	7.09%
Portfolio turnover rate	31	%(B)	61%	48%	64%	78%	93%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.05		$9.77	$9.84	$9.67	$9.02	$9.22
Investment operations:
Net investment income (loss) (A)	0.27		0.52	0.53	0.57	0.64	0.66
Net realized and unrealized gain (loss)	(0.26)		(0.60)	0.06	0.19	0.66	(0.21)
Total investment operations	0.01		(0.08)	0.59	0.76	1.30	0.45
Distributions:
Net investment income	(0.27)		(0.52)	(0.53)	(0.59)	(0.65)	(0.65)
Net realized gains	—		(0.12)	(0.13)	—	—	—
Total distributions	(0.27)		(0.64)	(0.66)	(0.59)	(0.65)	(0.65)
Net asset value, end of period/year	$8.79		$9.05	$9.77	$9.84	$9.67	$9.02
Total return	0.29	%(B)	(0.84)%	6.16%	8.03%	15.01%	5.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$759,607		$788,225	$806,431	$566,100	$250,912	$388,633
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(C)	0.64%	0.65%	0.67%	0.67%	0.66%
Including waiver and/or reimbursement and recapture	0.65	%(C)	0.64%	0.65%	0.67%	0.67%	0.66%
Net investment income (loss) to average net assets	6.33	%(C)	5.51%	5.43%	5.83%	6.88%	7.16%
Portfolio turnover rate	31	%(B)	61%	48%	64%	78%	93%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods indicated:	Transamerica High Yield Bond
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.05		$9.56
Investment operations:
Net investment income (loss) (B)	0.26		0.22
Net realized and unrealized gain (loss)	(0.25)		(0.51)
Total investment operations	0.01		(0.29)
Distributions:
Net investment income	(0.27)		(0.22)
Net asset value, end of period	$8.79		$9.05
Total return	0.30	%(C)	(3.04	)%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$1,529		$49
Expenses to average net assets	0.65	%(D)	0.63	%(D)
Net investment income (loss) to average net assets	6.34	%(D)	5.64	%(D)
Portfolio turnover rate	31	%(C)	61%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.47		$11.46	$10.21	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.15		0.33	0.34	0.09
Net realized and unrealized gain (loss)	0.44		0.36	1.31	0.21
Total investment operations	0.59		0.69	1.65	0.30
Distributions:
Net investment income	(0.14)		(0.32)	(0.38)	(0.09)
Net realized gains	(0.07)		(0.36)	(0.02)	—
Total distributions	(0.21)		(0.68)	(0.40)	(0.09)
Net asset value, end of period/year	$11.85		$11.47	$11.46	$10.21
Total return (D)	5.18	%(E)	6.24%	16.49%	2.96	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,247		$24,700	$4,492	$262
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.00	%(G)	1.29%	2.27%	43.10	%(G)
Including waiver and/or reimbursement and recapture	0.91	%(G)	0.91%	0.91%	0.91	%(G)
Net investment income (loss) to average net assets (C)	2.57	%(G)	2.88%	3.11%	3.50	%(G)
Portfolio turnover rate (H)	24	%(E)	78%	266%	52	%(E)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.48		$11.47	$10.21	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11		0.26	0.34	0.07
Net realized and unrealized gain (loss)	0.44		0.37	1.26	0.21
Total investment operations	0.55		0.63	1.60	0.28
Distributions:
Net investment income	(0.11)		(0.26)	(0.32)	(0.07)
Net realized gains	(0.07)		(0.36)	(0.02)	—
Total distributions	(0.18)		(0.62)	(0.34)	(0.07)
Net asset value, end of period/year	$11.85		$11.48	$11.47	$10.21
Total return (D)	4.80	%(E)	5.62%	15.94%	2.83	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,767		$3,708	$1,398	$496
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.75	%(G)	2.04%	2.98%	43.79	%(G)
Including waiver and/or reimbursement and recapture	1.51	%(G)	1.51%	1.51%	1.51	%(G)
Net investment income (loss) to average net assets (C)	1.99	%(G)	2.31%	3.08%	2.88	%(G)
Portfolio turnover rate (H)	24	%(E)	78%	266%	52	%(E)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.48		$11.47	$10.21	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.16		0.34	0.43	0.09
Net realized and unrealized gain (loss)	0.44		0.37	1.25	0.21
Total investment operations	0.60		0.71	1.68	0.30
Distributions:
Net investment income	(0.15)		(0.34)	(0.40)	(0.09)
Net realized gains	(0.07)		(0.36)	(0.02)	—
Total distributions	(0.22)		(0.70)	(0.42)	(0.09)
Net asset value, end of period/year	$11.86		$11.48	$11.47	$10.21
Total return	5.25	%(D)	6.38%	16.76%	3.00	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,608		$19,085	$5,042	$258
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.79	%(F)	1.07%	2.04%	42.89	%(F)
Including waiver and/or reimbursement and recapture	0.76	%(F)	0.76%	0.76%	0.76	%(F)
Net investment income (loss) to average net assets (C)	2.73	%(F)	3.04%	3.91%	3.64	%(F)
Portfolio turnover rate (G)	24	%(D)	78%	266%	52	%(D)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Income & Growth
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$9.59		$10.85	$11.04	$10.00
Investment operations:
Net investment income (loss) (B)	0.20		0.40	0.65	0.40
Net realized and unrealized gain (loss)	(0.32)		(1.26)	(0.30)	1.03
Total investment operations	(0.12)		(0.86)	0.35	1.43
Distributions:
Net investment income	(0.16)		(0.33)	(0.43)	(0.30)
Return of capital	—		(0.07)	(0.11)	(0.09)
Total distributions	(0.16)		(0.40)	(0.54)	(0.39)
Net asset value, end of period/year	$9.31		$9.59	$10.85	$11.04
Total return (C)	(1.23	)%(D)	(8.04)%	3.29%	14.55%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$36,839		$50,236	$70,223	$43,345
Expenses to average net assets	1.18	%(E)	1.10%	1.10%	1.19%
Net investment income (loss) to average net assets	4.41	%(E)	3.85%	5.29%	3.73%
Portfolio turnover rate	33	%(D)	43%	23%	24%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Income & Growth
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$9.55		$10.80	$11.00	$10.00
Investment operations:
Net investment income (loss) (B)	0.17		0.32	0.56	0.32
Net realized and unrealized gain (loss)	(0.33)		(1.24)	(0.29)	1.02
Total investment operations	(0.16)		(0.92)	0.27	1.34
Distributions:
Net investment income	(0.12)		(0.27)	(0.38)	(0.26)
Return of capital	—		(0.06)	(0.09)	(0.08)
Total distributions	(0.12)		(0.33)	(0.47)	(0.34)
Net asset value, end of period/year	$9.27		$9.55	$10.80	$11.00
Total return (C)	(1.62	)%(D)	(8.66)%	2.55%	13.67%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$69,428		$90,638	$93,062	$40,924
Expenses to average net assets	1.92	%(E)	1.84%	1.84%	1.88%
Net investment income (loss) to average net assets	3.70	%(E)	3.06%	5.16%	3.05%
Portfolio turnover rate	33	%(D)	43%	23%	24%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Income & Growth
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$9.61		$10.87	$11.06	$10.00
Investment operations:
Net investment income (loss) (B)	0.21		0.43	0.65	0.48
Net realized and unrealized gain (loss)	(0.32)		(1.26)	(0.27)	0.98
Total investment operations	(0.11)		(0.83)	0.38	1.46
Distributions:
Net investment income	(0.17)		(0.35)	(0.46)	(0.31)
Return of capital	—		(0.08)	(0.11)	(0.09)
Total distributions	(0.17)		(0.43)	(0.57)	(0.40)
Net asset value, end of period/year	$9.33		$9.61	$10.87	$11.06
Total return	(1.10	)%(C)	(7.88)%	3.54%	14.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,350		$49,136	$72,556	$27,139
Expenses to average net assets	0.90	%(D)	0.85%	0.85%	0.90%
Net investment income (loss) to average net assets	4.64	%(D)	4.12%	5.94%	4.55%
Portfolio turnover rate	33	%(C)	43%	23%	24%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Income & Growth
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$9.61		$10.87	$11.06	$10.00
Investment operations:
Net investment income (loss) (B)	0.22		0.44	0.65	0.51
Net realized and unrealized gain (loss)	(0.32)		(1.26)	(0.26)	0.95
Total investment operations	(0.10)		(0.82)	0.39	1.46
Distributions:
Net investment income	(0.18)		(0.36)	(0.47)	(0.31)
Return of capital	—		(0.08)	(0.11)	(0.09)
Total distributions	(0.18)		(0.44)	(0.58)	(0.40)
Net asset value, end of period/year	$9.33		$9.61	$10.87	$11.06
Total return	(1.04	)%(C)	(7.69)%	3.63%	14.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$202,077		$361,856	$657,773	$359,440
Expenses to average net assets	0.80	%(D)	0.75%	0.75%	0.79%
Net investment income (loss) to average net assets	4.76	%(D)	4.16%	5.95%	4.81%
Portfolio turnover rate	33	%(C)	43%	23%	24%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Inflation Opportunities
Class A
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.57	$9.95	$10.00
Investment operations:
Net investment income (loss) (B)	(0.04)	0.00	(C)	0.16
Net realized and unrealized gain (loss)	0.19	(0.34)	(0.06)
Total investment operations	0.15	(0.34)	0.10
Distributions:
Net investment income	—	(0.02)	(0.15)
Net realized gains	—	(0.01)	—
Return of capital	—	(0.01)	—
Total distributions	—	(0.04)	(0.15)
Net asset value, end of period/year	$9.72	$9.57	$9.95
Total return (D)	1.57	%(E)	(3.48)%	1.01	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$520	$516	$299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(F)	0.99%	1.01	%(F)
Including waiver and/or reimbursement and recapture	1.00	%(F)	1.00%	1.00	%(F)
Net investment income (loss) to average net assets	(0.80	)%(F)	0.01%	2.30	%(F)
Portfolio turnover rate	19	%(E)	35%	57	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Inflation Opportunities
	Class C
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.50		$9.94		$10.00
Investment operations:
Net investment income (loss) (B)	(0.07)		(0.08)		0.09
Net realized and unrealized gain (loss)	0.19		(0.34)		(0.04)
Total investment operations	0.12		(0.42)		0.05
Distributions:
Net investment income	—		(0.01)		(0.11)
Net realized gains	—		(0.01)		—
Return of capital	—		(0.00	)(C)	—
Total distributions	—		(0.02)		(0.11)
Net asset value, end of period/year	$9.62		$9.50		$9.94
Total return (D)	1.26	%(E)	(4.22)%		0.52	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$414		$371		$380
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.78	%(F)	1.77%		1.77	%(F)
Including waiver and/or reimbursement and recapture	1.75	%(F)	1.75%		1.75	%(F)
Net investment income (loss) to average net assets	(1.53	)%(F)	(0.85)%		1.39	%(F)
Portfolio turnover rate	19	%(E)	35%		57	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Inflation Opportunities
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.59		$9.95	$10.00
Investment operations:
Net investment income (loss) (B)	(0.03)		0.01	0.18
Net realized and unrealized gain (loss)	0.19		(0.33)	(0.06)
Total investment operations	0.16		(0.32)	0.12
Distributions:
Net investment income	—		(0.02)	(0.17)
Net realized gains	—		(0.01)	—
Return of capital	—		(0.01)	—
Total distributions	—		(0.04)	(0.17)
Net asset value, end of period/year	$9.75		$9.59	$9.95
Total return	1.67	%(C)	(3.22)%	1.16	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$259		$259	$277
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.78%	0.84	%(D)
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.75	%(D)
Net investment income (loss) to average net assets	(0.54	)%(D)	0.05%	2.67	%(D)
Portfolio turnover rate	19	%(C)	35%	57	%(C)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Inflation Opportunities
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.60		$9.96	$10.00
Investment operations:
Net investment income (loss) (B)	(0.02)		0.02	0.14
Net realized and unrealized gain (loss)	0.18		(0.34)	(0.01)
Total investment operations	0.16		(0.32)	0.13
Distributions:
Net investment income	—		(0.02)	(0.17)
Net realized gains	—		(0.01)	—
Return of capital	—		(0.01)	—
Total distributions	—		(0.04)	(0.17)
Net asset value, end of period/year	$9.76		$9.60	$9.96
Total return	1.67	%(C)	(3.19)%	1.26	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$178,552		$234,802	$245,715
Expenses to average net assets	0.69	%(D)	0.66%	0.72	%(D)
Net investment income (loss) to average net assets	(0.50	)%(D)	0.21%	2.11	%(D)
Portfolio turnover rate	19	%(C)	35%	57	%(C)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni (formerly, Transamerica Enhanced Muni)
Class A
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.31	$11.16	$10.37	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10	0.19	0.25	0.22
Net realized and unrealized gain (loss)	0.33	0.29	0.78	0.38	(D)
Total investment operations	0.43	0.48	1.03	0.60
Distributions:
Net investment income	(0.10)	(0.18)	(0.24)	(0.23)
Net realized gains	(0.05)	(0.15)	—	—
Total distributions	(0.15)	(0.33)	(0.24)	(0.23)
Net asset value, end of period/year	$11.59	$11.31	$11.16	$10.37
Total return (E)	3.85	%(F)	4.37%	10.05%	6.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$284,471	$117,387	$35,974	$6,241
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.80	%(H)	0.89%	1.12%	2.36%
Including waiver and/or reimbursement and recapture	0.71	%(H)	0.86%	0.86%	0.86%
Net investment income (loss) to average net assets (C)	1.78	%(H)	1.69%	2.27%	2.12%
Portfolio turnover rate (I)	17	%(F)	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni (formerly, Transamerica Enhanced Muni)
Class C
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.28	$11.14	$10.36	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07	0.12	0.18	0.15
Net realized and unrealized gain (loss)	0.33	0.29	0.78	0.39	(D)
Total investment operations	0.40	0.41	0.96	0.54
Distributions:
Net investment income	(0.07)	(0.12)	(0.18)	(0.18)
Net realized gains	(0.05)	(0.15)	—	—
Total distributions	(0.12)	(0.27)	(0.18)	(0.18)
Net asset value, end of period/year	$11.56	$11.28	$11.14	$10.36
Total return (E)	3.57	%(F)	3.70%	9.35%	5.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$129,580	$47,543	$9,960	$1,778
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.55	%(H)	1.65%	1.87%	3.08%
Including waiver and/or reimbursement and recapture	1.32	%(H)	1.46%	1.46%	1.46%
Net investment income (loss) to average net assets (C)	1.17	%(H)	1.09%	1.69%	1.47%
Portfolio turnover rate (I)	17	%(F)	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni (formerly, Transamerica Enhanced Muni)
Class I
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.36	$11.20	$10.41	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10	0.20	0.26	0.23
Net realized and unrealized gain (loss)	0.33	0.31	0.78	0.38	(D)
Total investment operations	0.43	0.51	1.04	0.61
Distributions:
Net investment income	(0.10)	(0.20)	(0.25)	(0.20)
Net realized gains	(0.05)	(0.15)	—	—
Total distributions	(0.15)	(0.35)	(0.25)	(0.20)
Net asset value, end of period/year	$11.64	$11.36	$11.20	$10.41
Total return	3.84	%(E)	4.59%	10.16%	6.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$558,521	$215,560	$22,007	$6,632
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.61	%(G)	0.70%	0.92%	2.12%
Including waiver and/or reimbursement and recapture	0.68	%(G)	0.71%	0.71%	0.71%
Net investment income (loss) to average net assets (C)	1.82	%(G)	1.82%	2.44%	2.21%
Portfolio turnover rate (H)	17	%(E)	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class A
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$17.37		$17.61		$18.44	$14.57	$13.47	$15.03
Investment operations:
Net investment income (loss) (B)	0.10		0.33		0.48	0.30	0.24	0.15
Net realized and unrealized gain (loss)	(0.78)		(0.00	)(C)	(0.58)	3.81	1.19	(1.71)
Total investment operations	(0.68)		0.33		(0.10)	4.11	1.43	(1.56)
Distributions:
Net investment income	(0.30)		(0.29)		(0.34)	(0.24)	(0.33)	—
Net realized gains	(0.09)		(0.28)		(0.39)	—	—	—
Total distributions	(0.39)		(0.57)		(0.73)	(0.24)	(0.33)	—
Net asset value, end of period/year	$16.30		$17.37		$17.61	$18.44	$14.57	$13.47
Total return (D)	(3.95	)%(E)	1.94%		(0.51)%	28.61%	11.10%	(10.38	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$331,529		$249,773		$61,566	$21,102	$2,999	$490
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(F)	1.42%		1.29%	1.42%	1.51%	1.52	%(F)
Including waiver and/or reimbursement and recapture	1.35	%(F)	1.32%		1.29%	1.42%	1.46%	1.50	%(F)
Net investment income (loss) to average net assets	1.27	%(F)	1.87%		2.62%	1.82%	1.76%	1.56	%(F)
Portfolio turnover rate	9	%(E)	21%		19%	34%	33%	16%

(A)	Commenced operations on March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class C
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$17.11		$17.34		$18.21	$14.45	$13.40	$15.03
Investment operations:
Net investment income (loss) (B)	0.05		0.20		0.33	0.22	0.11	0.16
Net realized and unrealized gain (loss)	(0.76)		(0.00	)(C)	(0.54)	3.76	1.24	(1.79)
Total investment operations	(0.71)		0.20		(0.21)	3.98	1.35	(1.63)
Distributions:
Net investment income	(0.21)		(0.15)		(0.27)	(0.22)	(0.30)	—
Net realized gains	(0.09)		(0.28)		(0.39)	—	—	—
Total distributions	(0.30)		(0.43)		(0.66)	(0.22)	(0.30)	—
Net asset value, end of period/year	$16.10		$17.11		$17.34	$18.21	$14.45	$13.40
Total return (D)	(4.19	)%(E)	1.21%		(1.19)%	27.87%	10.49%	(10.84	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,452		$62,013		$36,867	$17,537	$4,886	$113
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.95	%(F)	1.96%		1.98%	2.06%	2.04%	2.14	%(F)
Including waiver and/or reimbursement and recapture	1.95	%(F)	1.96%		1.98%	2.06%	2.04%	2.14	%(F)
Net investment income (loss) to average net assets	0.60	%(F)	1.13%		1.82%	1.35%	0.82%	1.64	%(F)
Portfolio turnover rate	9	%(E)	21%		19%	34%	33%	16%

(A)	Commenced operations on March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$17.60		$17.80		$18.60	$14.65	$13.50	$13.97
Investment operations:
Net investment income (loss) (B)	0.14		0.39		0.48	0.40	0.33	0.40
Net realized and unrealized gain (loss)	(0.79)		(0.00	)(C)	(0.52)	3.81	1.17	(0.68)
Total investment operations	(0.65)		0.39		(0.04)	4.21	1.50	(0.28)
Distributions:
Net investment income	(0.35)		(0.31)		(0.37)	(0.26)	(0.35)	(0.19)
Net realized gains	(0.09)		(0.28)		(0.39)	—	—	—
Total distributions	(0.44)		(0.59)		(0.76)	(0.26)	(0.35)	(0.19)
Net asset value, end of period/year	$16.51		$17.60		$17.80	$18.60	$14.65	$13.50
Total return	(3.74	)%(D)	2.29%		(0.20)%	29.14%	11.58%	(2.05)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,379,427		$1,043,345		$567,267	$168,782	$90,012	$78,738
Expenses to average net assets	0.90	%(E)	0.93%		0.95%	1.02%	1.05%	1.16%
Net investment income (loss) to average net assets	1.79	%(E)	2.20%		2.63%	2.40%	2.39%	2.79%
Portfolio turnover rate	9	%(D)	21%		19%	34%	33%	16%

(A)	Prior to March 1, 2011, information provided in previous periods reflects TS&W International Equity Portfolio, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to November 1, 2010, the financial highlights were audited by another independent registered public accounting firm.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$17.62		$17.81		$18.60	$14.65	$13.51	$15.03
Investment operations:
Net investment income (loss) (B)	0.16		0.41		0.52	0.43	0.36	0.29
Net realized and unrealized gain (loss)	(0.81)		(0.00	)(C)	(0.54)	3.79	1.14	(1.81)
Total investment operations	(0.65)		0.41		(0.02)	4.22	1.50	(1.52)
Distributions:
Net investment income	(0.36)		(0.32)		(0.38)	(0.27)	(0.36)	—
Net realized gains	(0.09)		(0.28)		(0.39)	—	—	—
Total distributions	(0.45)		(0.60)		(0.77)	(0.27)	(0.36)	—
Net asset value, end of period/year	$16.52		$17.62		$17.81	$18.60	$14.65	$13.51
Total return	(3.72	)%(D)	2.40%		(0.07)%	29.26%	11.64%	(10.11	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$888,892		$573,806		$595,742	$279,652	$166,085	$46,313
Expenses to average net assets	0.80	%(E)	0.83%		0.85%	0.91%	0.95%	1.02	%(E)
Net investment income (loss) to average net assets	2.03	%(E)	2.28%		2.83%	2.63%	2.62%	3.07	%(E)
Portfolio turnover rate	9	%(D)	21%		19%	34%	33%	16%

(A)	Commenced operations on March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica International Equity
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$17.62		$18.65
Investment operations:
Net investment income (loss) (B)	0.31		0.10
Net realized and unrealized gain (loss)	(0.96)		(1.13)
Total investment operations	(0.65)		(1.03)
Distributions:
Net investment income	(0.21)		—
Net realized gains	(0.09)		—
Total distributions	(0.30)		—
Net asset value, end of period	$16.67		$17.62
Total return	(3.69	)%(C)	(5.52	)%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$6,514		$47
Expenses to average net assets	0.81	%(D)	0.83	%(D)
Net investment income (loss) to average net assets	3.93	%(D)	1.35	%(D)
Portfolio turnover rate	9	%(C)	21%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Small Cap Value
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$12.40		$11.81	$12.24	$10.00
Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.25	0.20
Net realized and unrealized gain (loss)	(0.43)		0.64	(0.44)	2.04
Total investment operations	(0.32)		0.86	(0.19)	2.24
Distributions:
Net investment income	(0.29)		(0.18)	(0.15)	—
Net realized gains	(0.42)		(0.09)	(0.09)	—
Total distributions	(0.71)		(0.27)	(0.24)	—
Net asset value, end of period/year	$11.37		$12.40	$11.81	$12.24
Total return	(2.65	)%(C)	7.52%	(1.67)%	22.40	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$283,099		$367,502	$214,170	$4,186
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(D)	1.12%	1.15%	1.23	%(D)
Including waiver and/or reimbursement and recapture	1.11	%(D)	1.12%	1.15%	1.22	%(D)
Net investment income (loss) to average net assets	1.96	%(D)	1.78%	2.03%	2.16	%(D)
Portfolio turnover rate	14	%(C)	26%	21%	23	%(C)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Small Cap Value
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$12.43		$11.82	$12.25	$10.00
Investment operations:
Net investment income (loss) (B)	0.13		0.22	0.24	0.24
Net realized and unrealized gain (loss)	(0.45)		0.66	(0.43)	2.01
Total investment operations	(0.32)		0.88	(0.19)	2.25
Distributions:
Net investment income	(0.30)		(0.18)	(0.15)	—
Net realized gains	(0.42)		(0.09)	(0.09)	—
Total distributions	(0.72)		(0.27)	(0.24)	—
Net asset value, end of period/year	$11.39		$12.43	$11.82	$12.25
Total return	(2.64	)%(C)	7.73%	(1.66)%	22.50	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$602,694		$598,764	$533,058	$207,569
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(D)	1.02%	1.05%	1.12	%(D)
Including waiver and/or reimbursement and recapture	1.01	%(D)	1.02%	1.05%	1.12	%(D)
Net investment income (loss) to average net assets	2.26	%(D)	1.84%	1.91%	2.63	%(D)
Portfolio turnover rate	14	%(C)	26%	21%	23	%(C)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Large Cap Value
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$12.71		$13.30	$14.24	$11.77	$10.30	$10.00
Investment operations:
Net investment income (loss) (B)	0.06		0.16	0.15	0.17	0.16	0.11
Net realized and unrealized gain (loss)	0.54		0.54	1.40	3.13	1.51	0.28
Total investment operations	0.60		0.70	1.55	3.30	1.67	0.39
Distributions:
Net investment income	(0.08)		(0.15)	(0.17)	(0.19)	(0.20)	(0.09)
Net realized gains	(1.32)		(1.14)	(2.32)	(0.64)	—	—
Total distributions	(1.40)		(1.29)	(2.49)	(0.83)	(0.20)	(0.09)
Net asset value, end of period/year	$11.91		$12.71	$13.30	$14.24	$11.77	$10.30
Total return (C)	5.32	%(D)	5.44%	12.09%	29.74%	16.40%	3.94	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,196		$31,566	$31,677	$8,605	$1,949	$1,021
Expenses to average net assets	1.06	%(E)	1.05%	1.07%	1.13%	1.26%	1.32	%(E)
Net investment income (loss) to average net assets	1.07	%(E)	1.23%	1.13%	1.32%	1.45%	1.09	%(E)
Portfolio turnover rate	77	%(D)	129%	87%	121%	117%	35	%(D)

(A)	Commenced operations on November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Cap Value
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$12.67		$13.26	$14.20	$11.76	$10.29	$10.00
Investment operations:
Net investment income (loss) (B)	0.02		0.06	0.06	0.09	0.10	0.06
Net realized and unrealized gain (loss)	0.54		0.55	1.39	3.12	1.50	0.28
Total investment operations	0.56		0.61	1.45	3.21	1.60	0.34
Distributions:
Net investment income	(0.04)		(0.06)	(0.07)	(0.13)	(0.13)	(0.05)
Net realized gains	(1.32)		(1.14)	(2.32)	(0.64)	—	—
Total distributions	(1.36)		(1.20)	(2.39)	(0.77)	(0.13)	(0.05)
Net asset value, end of period/year	$11.87		$12.67	$13.26	$14.20	$11.76	$10.29
Total return (D)	4.87	%(C)	4.68%	11.30%	28.86%	15.64%	3.38	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,751		$11,128	$9,402	$7,783	$1,716	$1,752
Expenses to average net assets	1.81	%(E)	1.81%	1.79%	1.79%	1.87%	1.91	%(E)
Net investment income (loss) to average net assets	0.31	%(E)	0.45%	0.49%	0.68%	0.90%	0.49	%(E)
Portfolio turnover rate	77	%(C)	129%	87%	121%	117%	35	%(C)

(A)	Commenced operations on November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Large Cap Value
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$12.77		$13.35	$14.28	$11.81	$10.31	$10.00
Investment operations:
Net investment income (loss) (B)	0.07		0.19	0.20	0.22	0.22	0.13
Net realized and unrealized gain (loss)	0.55		0.56	1.39	3.13	1.51	0.30
Total investment operations	0.62		0.75	1.59	3.35	1.73	0.43
Distributions:
Net investment income	(0.10)		(0.19)	(0.20)	(0.24)	(0.23)	(0.12)
Net realized gains	(1.32)		(1.14)	(2.32)	(0.64)	—	—
Total distributions	(1.42)		(1.33)	(2.52)	(0.88)	(0.23)	(0.12)
Net asset value, end of period/year	$11.97		$12.77	$13.35	$14.28	$11.81	$10.31
Total return	5.44	%(C)	5.78%	12.40%	30.11%	17.00%	4.31	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,628		$15,090	$13,348	$16,805	$3,550	$7,855
Expenses to average net assets	0.79	%(D)	0.78%	0.79%	0.79%	0.83%	0.95	%(D)
Net investment income (loss) to average net assets	1.20	%(D)	1.49%	1.55%	1.64%	2.01%	1.38	%(D)
Portfolio turnover rate	77	%(C)	129%	87%	121%	117%	35	%(C)

(A)	Commenced operations on November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Cap Value
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011 (A)
Net asset value, beginning of period/year	$12.76		$13.34	$14.27	$11.80	$10.32	$10.00
Investment operations:
Net investment income (loss) (B)	0.08		0.20	0.21	0.24	0.23	0.16
Net realized and unrealized gain (loss)	0.54		0.56	1.39	3.12	1.49	0.30
Total investment operations	0.62		0.76	1.60	3.36	1.72	0.46
Distributions:
Net investment income	(0.10)		(0.20)	(0.21)	(0.25)	(0.24)	(0.14)
Net realized gains	(1.32)		(1.14)	(2.32)	(0.64)	—	—
Total distributions	(1.42)		(1.34)	(2.53)	(0.89)	(0.24)	(0.14)
Net asset value, end of period/year	$11.96		$12.76	$13.34	$14.27	$11.80	$10.32
Total return	5.49	%(C)	5.90%	12.53%	30.25%	16.90%	4.60	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,859,160		$1,818,476	$1,739,472	$1,505,170	$1,320,011	$1,328,468
Expenses to average net assets	0.69	%(D)	0.68%	0.69%	0.69%	0.73%	0.76	%(D)
Net investment income (loss) to average net assets	1.47	%(D)	1.58%	1.59%	1.89%	2.04%	1.61	%(D)
Portfolio turnover rate	77	%(C)	129%	87%	121%	117%	35	%(C)

(A)	Commenced operations on November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Large Cap Value
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$12.76		$13.07
Investment operations:
Net investment income (loss) (B)	0.01		0.08
Net realized and unrealized gain (loss)	0.61		(0.28	)(C)
Total investment operations	0.62		(0.20)
Distributions:
Net investment income	(0.10)		(0.11)
Net realized gains	(1.32)		—
Total distributions	(1.42)		(0.11)
Net asset value, end of period	$11.96		$12.76
Total return	5.49	%(D)	(1.53	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$819		$49
Expenses to average net assets	0.69	%(E)	0.69	%(E)
Net investment income (loss) to average net assets	0.19	%(E)	1.48	%(E)
Portfolio turnover rate	77	%(D)	129%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class A
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$11.36		$10.96		$10.00
Investment operations:
Net investment income (loss) (B)	(0.02)		(0.03)		(0.06)
Net realized and unrealized gain (loss)	(0.42)		0.48	(C)	1.02
Total investment operations	(0.44)		0.45		0.96
Distributions:
Net investment income	—		(0.03)		—
Net realized gains	—		(0.01)		—
Return of capital	—		(0.01)		—
Total distributions	—		(0.05)		—
Net asset value, end of period/year	$10.92		$11.36		$10.96
Total return (D)	(3.87	)%(E)	4.23%		9.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,840		$2,734		$492
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(F)	1.22%		1.33%
Including waiver and/or reimbursement and recapture	1.19	%(F)	1.22	%(G)	1.31%
Net investment income (loss) to average net assets	(0.46	)%(F)	(0.28)%		(0.55)%
Portfolio turnover rate	41	%(E)	70%		67%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
	Class C
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$11.23		$10.88		$10.00
Investment operations:
Net investment income (loss) (B)	(0.06)		(0.11)		(0.14)
Net realized and unrealized gain (loss)	(0.41)		0.47	(C)	1.02
Total investment operations	(0.47)		0.36		0.88
Distributions:
Net realized gains	—		(0.01)		—
Return of capital	—		(0.00	)(D)	—
Total distributions	—		(0.01)		—
Net asset value, end of period/year	$10.76		$11.23		$10.88
Total return (E)	(4.19	)%(F)	3.32%		8.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$715		$995		$330
Expenses to average net assets	1.99	%(G)	1.94%		2.05%
Net investment income (loss) to average net assets	(1.21	)%(G)	(0.93)%		(1.28)%
Portfolio turnover rate	41	%(F)	70%		67%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
Class I
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.40	$10.98	$10.00
Investment operations:
Net investment income (loss) (B)	(0.01)	0.03	(0.03)
Net realized and unrealized gain (loss)	(0.42)	0.46	(C)	1.01
Total investment operations	(0.43)	0.49	0.98
Distributions:
Net investment income	—	(0.05)	(0.00	)(D)
Net realized gains	—	(0.01)	—
Return of capital	—	(0.01)	—
Total distributions	—	(0.07)	(0.00	)(D)
Net asset value, end of period/year	$10.97	$11.40	$10.98
Total return	(3.77	)%(E)	4.49%	9.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$415	$475	$339
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(F)	0.92%	1.10%
Including waiver and/or reimbursement and recapture	0.92	%(F)	0.96%	1.05%
Net investment income (loss) to average net assets	(0.16	)%(F)	0.23%	(0.29)%
Portfolio turnover rate	41	%(E)	70%	67%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Growth
Class I2
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.41	$10.99	$10.00
Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	0.02	(0.02)
Net realized and unrealized gain (loss)	(0.41)	0.48	(D)	1.01
Total investment operations	(0.41)	0.50	0.99
Distributions:
Net investment income	—	(0.05)	(0.00	)(C)
Net realized gains	—	(0.01)	—
Return of capital	—	(0.02)	—
Total distributions	—	(0.08)	(0.00	)(C)
Net asset value, end of period/year	$11.00	$11.41	$10.99
Total return	(3.59	)%(E)	4.58%	9.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$503,107	$377,215	$55,086
Expenses to average net assets	0.79	%(F)	0.80%	0.99%
Net investment income (loss) to average net assets	(0.06	)%(F)	0.16%	(0.22)%
Portfolio turnover rate	41	%(E)	70%	67%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.37		$10.68	$10.00
Investment operations:
Net investment income (loss) (B)	0.08		0.11	0.07
Net realized and unrealized gain (loss)	0.08		0.68	0.69
Total investment operations	0.16		0.79	0.76
Distributions:
Net investment income	(0.14)		(0.03)	(0.08)
Net realized gains	(0.27)		(0.07)	—
Total distributions	(0.41)		(0.10)	(0.08)
Net asset value, end of period/year	$11.12		$11.37	$10.68
Total return (C)	1.51	%(D)	7.50%	7.62	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,912		$18,794	$703
Expenses to average net assets	1.09	%(E)	1.05%	1.18	%(E)
Net investment income (loss) to average net assets	1.41	%(E)	1.02%	1.38	%(E)
Portfolio turnover rate	15	%(D)	31%	23	%(D)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.31		$10.68	$10.00
Investment operations:
Net investment income (loss) (B)	0.03		0.03	0.04
Net realized and unrealized gain (loss)	0.09		0.68	0.69
Total investment operations	0.12		0.71	0.73
Distributions:
Net investment income	(0.09)		(0.01)	(0.05)
Net realized gains	(0.27)		(0.07)	—
Total distributions	(0.36)		(0.08)	(0.05)
Net asset value, end of period/year	$11.07		$11.31	$10.68
Total return (D)	1.12	%(C)	6.72%	7.29	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,102		$1,241	$278
Expenses to average net assets	1.90	%(E)	1.80%	1.93	%(E)
Net investment income (loss) to average net assets	0.62	%(E)	0.30%	0.71	%(E)
Portfolio turnover rate	15	%(C)	31%	23	%(C)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.41		$10.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.10		0.13	0.06
Net realized and unrealized gain (loss)	0.07		0.69	0.72
Total investment operations	0.17		0.82	0.78
Distributions:
Net investment income	(0.15)		(0.03)	(0.09)
Net realized gains	(0.27)		(0.07)	—
Total distributions	(0.42)		(0.10)	(0.09)
Net asset value, end of period/year	$11.16		$11.41	$10.69
Total return	1.63	%(C)	7.78%	7.83	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$211,884		$147,712	$5,979
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(D)	0.84%	0.96	%(D)
Including waiver and/or reimbursement and recapture	0.84	%(D)	0.84%	0.95	%(D)
Net investment income (loss) to average net assets	1.87	%(D)	1.19%	1.13	%(D)
Portfolio turnover rate	15	%(C)	31%	23	%(C)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.41		$10.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.10		0.16	0.09
Net realized and unrealized gain (loss)	0.08		0.67	0.69
Total investment operations	0.18		0.83	0.78
Distributions:
Net investment income	(0.16)		(0.04)	(0.09)
Net realized gains	(0.27)		(0.07)	—
Total distributions	(0.43)		(0.11)	(0.09)
Net asset value, end of period/year	$11.16		$11.41	$10.69
Total return	1.66	%(C)	7.80%	7.86	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$766,353		$465,775	$166,170
Expenses to average net assets	0.74	%(D)	0.74%	0.86	%(D)
Net investment income (loss) to average net assets	1.85	%(D)	1.42%	1.71	%(D)
Portfolio turnover rate	15	%(C)	31%	23	%(C)

(A)	Commenced operations on April 30, 2014
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.94		$11.62	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.10		0.29	0.26	0.13
Net realized and unrealized gain (loss)	(0.93)		(3.62)	1.40	0.20
Total investment operations	(0.83)		(3.33)	1.66	0.33
Distributions:
Net investment income	(0.11)		(0.09)	(0.27)	(0.05)
Net realized gains	—		(0.07)	(0.05)	—
Return of capital	—		(0.19)	—	—
Total distributions	(0.11)		(0.35)	(0.32)	(0.05)
Net asset value, end of period/year	$7.00		$7.94	$11.62	$10.28
Total return (C)	(10.37	)%(D)	(29.17)%	16.36%	3.35	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,340		$46,624	$64,300	$16,419
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.63	%(E)	1.52%	1.54%	1.65	%(E)
Including waiver and/or reimbursement and recapture	1.60	%(E)	1.52%	1.54%	1.65	%(E)
Net investment income (loss) to average net assets	3.06	%(E)	2.84%	2.24%	2.67	%(E)
Portfolio turnover rate	32	%(D)	67%	46%	28	%(D)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.91		$11.57	$10.25	$10.00
Investment operations:
Net investment income (loss) (B)	0.07		0.21	0.17	0.09
Net realized and unrealized gain (loss)	(0.93)		(3.60)	1.41	0.20
Total investment operations	(0.86)		(3.39)	1.58	0.29
Distributions:
Net investment income	(0.08)		(0.06)	(0.21)	(0.04)
Net realized gains	—		(0.07)	(0.05)	—
Return of capital	—		(0.14)	—	—
Total distributions	(0.08)		(0.27)	(0.26)	(0.04)
Net asset value, end of period/year	$6.97		$7.91	$11.57	$10.25
Total return (C)	(10.77	)%(D)	(29.61)%	15.59%	2.90	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,911		$37,877	$53,064	$5,008
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.40	%(E)	2.27%	2.26%	2.39	%(E)
Including waiver and/or reimbursement and recapture	2.35	%(E)	2.27%	2.26%	2.35	%(E)
Net investment income (loss) to average net assets	2.36	%(E)	2.11%	1.47%	1.71	%(E)
Portfolio turnover rate	32	%(D)	67%	46%	28	%(D)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.95		$11.63	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.11		0.31	0.29	0.14
Net realized and unrealized gain (loss)	(0.93)		(3.61)	1.41	0.20
Total investment operations	(0.82)		(3.30)	1.70	0.34
Distributions:
Net investment income	(0.12)		(0.10)	(0.30)	(0.06)
Net realized gains	—		(0.07)	(0.05)	—
Return of capital	—		(0.21)	—	—
Total distributions	(0.12)		(0.38)	(0.35)	(0.06)
Net asset value, end of period/year	$7.01		$7.95	$11.63	$10.28
Total return	(10.33	)%(C)	(28.92)%	16.69%	3.40	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,152		$63,695	$112,833	$9,582
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.27	%(D)	1.23%	1.27%	1.42	%(D)
Including waiver and/or reimbursement and recapture	1.27	%(D)	1.23%	1.27%	1.35	%(D)
Net investment income (loss) to average net assets	3.47	%(D)	3.08%	2.52%	2.82	%(D)
Portfolio turnover rate	32	%(C)	67%	46%	28	%(C)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.95		$11.63	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.10		0.33	0.31	0.12
Net realized and unrealized gain (loss)	(0.92)		(3.62)	1.40	0.22
Total investment operations	(0.82)		(3.29)	1.71	0.34
Distributions:
Net investment income	(0.12)		(0.10)	(0.31)	(0.06)
Net realized gains	—		(0.07)	(0.05)	—
Return of capital	—		(0.22)	—	—
Total distributions	(0.12)		(0.39)	(0.36)	(0.06)
Net asset value, end of period/year	$7.01		$7.95	$11.63	$10.28
Total return	(10.15	)%(C)	(28.84)%	16.79%	3.42	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$503,693		$346,050	$463,787	$206,668
Expenses to average net assets	1.17	%(D)	1.14%	1.17%	1.29	%(D)
Net investment income (loss) to average net assets	3.36	%(D)	3.26%	2.73%	2.29	%(D)
Portfolio turnover rate	32	%(C)	67%	46%	28	%(C)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Money Market
	Class A
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Distributions:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (C)	0.00	%(D)(E)	0.01%		0.01%		0.01%		0.01%		0.00	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,296		$105,532		$100,310		$90,423		$95,801		$112,490
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(F)	1.07%		1.09%		1.09%		1.17%		1.26%
Including waiver and/or reimbursement and recapture (G)	0.46	%(F)	0.27%		0.22%		0.24%		0.27%		0.20%
Net investment income (loss) to average net assets	0.01	%(F)	0.00	%(E)	0.01%		0.00	%(E)	0.00	%(E)	0.00	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to the Financial Statements for details.

For a share outstanding during the period and years indicated:	Transamerica Money Market
	Class B
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Distributions:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (C)	0.00	%(D)(E)	0.01%		0.01%		0.01%		0.01%		0.00	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,939		$2,418		$3,820		$6,189		$9,289		$15,318
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90	%(F)	1.83%		1.86%		1.82%		1.84%		1.89%
Including waiver and/or reimbursement and recapture (G)	0.45	%(F)	0.26%		0.22%		0.24%		0.27%		0.20%
Net investment income (loss) to average net assets	0.01	%(F)	0.01%		0.01%		0.00	%(E)	0.00	%(E)	0.00	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to the Financial Statements for details.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Money Market
	Class C
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Distributions:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (C)	0.00	%(D)(E)	0.01%		0.01%		0.01%		0.00	%(E)	0.00	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,937		$21,500		$24,180		$30,196		$31,391		$36,078
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.67	%(F)	1.68%		1.67%		1.64%		1.67%		1.73%
Including waiver and/or reimbursement and recapture (G)	0.46	%(F)	0.27%		0.22%		0.24%		0.27%		0.20%
Net investment income (loss) to average net assets	0.01	%(F)	0.00	%(E)	0.01%		0.00	%(E)	0.00	%(E)	0.00	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to the Financial Statements for details.

For a share outstanding during the period and years indicated:	Transamerica Money Market
	Class I
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Distributions:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.00	%(C)(D)	0.02%		0.01%		0.04%		0.02%		0.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,491		$18,529		$19,325		$22,305		$25,460		$55
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.78%		0.77%		0.71%		0.72%		3.60%
Including waiver and/or reimbursement and recapture (F)	0.45	%(E)	0.26%		0.21%		0.21%		0.26%		0.19%
Net investment income (loss) to average net assets	0.01	%(E)	0.01%		0.02%		0.04%		0.02%		0.02%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to the Financial Statements for details.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Money Market
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Distributions:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.00	%(C)(D)	0.02%		0.01%		0.04%		0.03%		0.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,586		$35,245		$31,522		$130,531		$652,465		$17,612
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(E)	0.54%		0.53%		0.49%		0.50%		0.55%
Including waiver and/or reimbursement and recapture (F)	0.45	%(E)	0.26%		0.21%		0.21%		0.25%		0.19%
Net investment income (loss) to average net assets	0.01	%(E)	0.01%		0.02%		0.03%		0.03%		0.02%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the Notes to the Financial Statements for details.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth (formerly, Transamerica Growth Opportunities)
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$8.99		$11.29	$10.73	$8.15	$10.93		$9.82
Investment operations:
Net investment income (loss) (A)	(0.03)		(0.09)	(0.04)	(0.03)	0.01		(0.10)
Net realized and unrealized gain (loss)	(0.73)		(0.99)	1.05	2.71	(0.55)		1.21
Total investment operations	(0.76)		(1.08)	1.01	2.68	(0.54)		1.11
Distributions:
Net investment income	(0.00	)(B)	—	—	(0.02)	(0.00	)(B)	—
Net realized gains	(0.83)		(1.22)	(0.45)	(0.08)	(2.24)		—
Total distributions	(0.83)		(1.22)	(0.45)	(0.10)	(2.24)		—
Net asset value, end of period/year	$7.40		$8.99	$11.29	$10.73	$8.15		$10.93
Total return (C)	(9.60	)%(D)	(10.56)%	9.57%	33.31%	(3.79)%		11.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,683		$71,255	$104,933	$105,245	$91,110		$103,177
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.50	%(E)	1.35%	1.37%	1.46%	1.54%		1.64%
Including waiver and/or reimbursement and recapture	1.44	%(E)	1.35%	1.37%	1.46%	1.67%		1.75%
Net investment income (loss) to average net assets	(0.66	)%(E)	(0.94)%	(0.39)%	(0.27)%	0.10%		(0.83)%
Portfolio turnover rate	88	%(D)	27%	53%	45%	38%		125%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth (formerly, Transamerica Growth Opportunities)
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$7.57		$9.78	$9.43	$7.21	$10.01		$9.05
Investment operations:
Net investment income (loss) (A)	(0.05)		(0.16)	(0.12)	(0.09)	(0.04)		(0.15)
Net realized and unrealized gain (loss)	(0.60)		(0.83)	0.92	2.39	(0.52)		1.11
Total investment operations	(0.65)		(0.99)	0.80	2.30	(0.56)		0.96
Distributions:
Net investment income	—		—	—	—	(0.00	)(B)	—
Net realized gains	(0.83)		(1.22)	(0.45)	(0.08)	(2.24)		—
Total distributions	(0.83)		(1.22)	(0.45)	(0.08)	(2.24)		—
Net asset value, end of period/year	$6.09		$7.57	$9.78	$9.43	$7.21		$10.01
Total return (C)	(9.97	)%(D)	(11.37)%	8.63%	32.23%	(4.47)%		10.61%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,518		$2,257	$4,079	$5,507	$5,582		$9,636
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.60	%(E)	2.30%	2.23%	2.27%	2.31%		2.29%
Including waiver and/or reimbursement and recapture	2.29	%(E)	2.30%	2.23%	2.27%	2.32%		2.40%
Net investment income (loss) to average net assets	(1.52	)%(E)	(1.90)%	(1.27)%	(1.06)%	(0.56)%		(1.40)%
Portfolio turnover rate	88	%(D)	27%	53%	45%	38%		125%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth (formerly, Transamerica Growth Opportunities)
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$7.64		$9.85	$9.48	$7.25	$10.05	$9.08
Investment operations:
Net investment income (loss) (A)	(0.05)		(0.15)	(0.11)	(0.09)	(0.04)	(0.15)
Net realized and unrealized gain (loss)	(0.61)		(0.84)	0.93	2.40	(0.52)	1.12
Total investment operations	(0.66)		(0.99)	0.82	2.31	(0.56)	0.97
Distributions:
Net realized gains	(0.83)		(1.22)	(0.45)	(0.08)	(2.24)	—
Net asset value, end of period/year	$6.15		$7.64	$9.85	$9.48	$7.25	$10.05
Total return (B)	(10.01	)%(C)	(11.27)%	8.80%	32.19%	(4.46)%	10.68%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,829		$10,378	$13,296	$13,099	$10,943	$14,288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.26	%(D)	2.15%	2.14%	2.25%	2.28%	2.28%
Including waiver and/or reimbursement and recapture	2.19	%(D)	2.15%	2.14%	2.25%	2.28%	2.40%
Net investment income (loss) to average net assets	(1.41	)%(D)	(1.74)%	(1.16)%	(1.06)%	(0.51)%	(1.43)%
Portfolio turnover rate	88	%(C)	27%	53%	45%	38%	125%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of a sales load on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth (formerly, Transamerica Growth Opportunities)
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014		October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.65		$11.98	$11.32		$8.61	$11.37	$10.19
Investment operations:
Net investment income (loss) (A)	(0.01)		(0.06)	(0.00	)(B)	0.02	0.08	(0.02)
Net realized and unrealized gain (loss)	(0.80)		(1.05)	1.11		2.85	(0.58)	1.24
Total investment operations	(0.81)		(1.11)	1.11		2.87	(0.50)	1.22
Distributions:
Net investment income	—		—	—		(0.08)	(0.02)	(0.04)
Net realized gains	(0.83)		(1.22)	(0.45)		(0.08)	(2.24)	—
Total distributions	(0.83)		(1.22)	(0.45)		(0.16)	(2.26)	(0.04)
Net asset value, end of period/year	$8.01		$9.65	$11.98		$11.32	$8.61	$11.37
Total return	(9.45	)%(C)	(10.17)%	9.97%		33.87%	(3.16)%	12.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,650		$51,011	$65,747		$68,609	$80,359	$9,954
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(D)	1.00%	0.99%		1.01%	0.99%	1.08%
Including waiver and/or reimbursement and recapture	1.06	%(D)	1.00%	0.99%		1.01%	0.99%	1.08%
Net investment income (loss) to average net assets	(0.28	)%(D)	(0.58)%	(0.02)%		0.22%	0.90%	(0.20)%
Portfolio turnover rate	88	%(C)	27%	53%		45%	38%	125%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth (formerly, Transamerica Growth Opportunities)
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.76		$12.10	$11.41	$8.68	$11.43	$10.23
Investment operations:
Net investment income (loss) (A)	—		(0.05)	0.02	0.03	0.09	0.01
Net realized and unrealized gain (loss)	(0.82)		(1.06)	1.12	2.87	(0.58)	1.25
Total investment operations	(0.82)		(1.11)	1.14	2.90	(0.49)	1.26
Distributions:
Net investment income	—		(0.01)	—	(0.09)	(0.02)	(0.06)
Net realized gains	(0.83)		(1.22)	(0.45)	(0.08)	(2.24)	—
Total distributions	(0.83)		(1.23)	(0.45)	(0.17)	(2.26)	(0.06)
Net asset value, end of period/year	$8.11		$9.76	$12.10	$11.41	$8.68	$11.43
Total return	(9.44	)%(B)	(10.05)%	10.16%	34.04%	(2.97)%	12.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$179,889		$312,108	$593,507	$529,348	$397,945	$113,057
Expenses to average net assets	0.87	%(C)	0.83%	0.83%	0.84%	0.85%	0.89%
Net investment income (loss) to average net assets	(0.09	)%(C)	(0.43)%	0.14%	0.32%	0.99%	0.09%
Portfolio turnover rate	88	%(B)	27%	53%	45%	38%	125%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$24.86		$25.61	$24.23		$22.15		$23.34		$21.40
Investment operations:
Net investment income (loss) (A)	0.12		0.24	0.24	(B)	0.23	(B)	0.26	(B)	0.25	(B)
Net realized and unrealized gain (loss)	0.02		0.41	2.57		2.88		1.94		1.94
Total investment operations	0.14		0.65	2.81		3.11		2.20		2.19
Distributions:
Net investment income	(0.13)		(0.25)	(0.31)		(0.25)		(0.31)		(0.25)
Net realized gains	(0.58)		(1.15)	(1.12)		(0.78)		(3.08)		—
Total distributions	(0.71)		(1.40)	(1.43)		(1.03)		(3.39)		(0.25)
Net asset value, end of period/year	$24.29		$24.86	$25.61		$24.23		$22.15		$23.34
Total return (C)	0.58	%(D)	2.58%	12.11%		14.61%		11.27%		10.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$259,259		$210,457	$174,817		$152,382		$125,266		$107,146
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(E)	1.14%	1.23	%(F)	1.36	%(F)	1.43	%(F)	1.49	%(F)
Including waiver and/or reimbursement and recapture	1.13	%(E)	1.14%	1.23	%(F)	1.36	%(F)	1.47	%(F)	1.46	%(F)
Net investment income (loss) to average net assets	1.06	%(E)	0.97%	1.00	%(B)	0.99	%(B)	1.20	%(B)	1.09	%(B)
Portfolio turnover rate	14	%(D)	39%	102	%(G)	126	%(G)	153	%(G)	263	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$24.70		$25.45	$24.09		$22.01		$23.23		$21.34
Investment operations:
Net investment income (loss) (A)	0.01		0.01	0.02	(B)	0.03	(B)	0.08	(B)	0.06	(B)
Net realized and unrealized gain (loss)	0.00	(C)	0.40	2.55		2.87		1.92		1.92
Total investment operations	0.01		0.41	2.57		2.90		2.00		1.98
Distributions:
Net investment income	(0.00	)(C)	(0.01)	(0.09)		(0.04)		(0.14)		(0.09)
Net realized gains	(0.58)		(1.15)	(1.12)		(0.78)		(3.08)		—
Total distributions	(0.58)		(1.16)	(1.21)		(0.82)		(3.22)		(0.09)
Net asset value, end of period/year	$24.13		$24.70	$25.45		$24.09		$22.01		$23.23
Total return (D)	0.08	%(E)	1.62%	11.07%		13.66%		10.30%		9.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,344		$5,344	$6,579		$8,186		$9,074		$9,996
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.15	%(F)	2.08%	2.15	%(G)	2.24	%(G)	2.29	%(G)	2.32	%(G)
Including waiver and/or reimbursement and recapture	2.15	%(F)(H)	2.08%	2.15	%(G)	2.24	%(G)	2.33	%(G)	2.29	%(G)
Net investment income (loss) to average net assets	0.07	%(F)	0.05%	0.10	%(B)	0.13	%(B)	0.36	%(B)	0.25	%(B)
Portfolio turnover rate	14	%(E)	39%	102	%(I)	126	%(I)	153	%(I)	263	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$24.44		$25.21	$23.88		$21.85		$23.09		$21.20
Investment operations:
Net investment income (loss) (A)	0.04		0.07	0.08	(B)	0.08	(B)	0.13	(B)	0.13	(B)
Net realized and unrealized gain (loss)	0.01		0.40	2.53		2.85		1.92		1.91
Total investment operations	0.05		0.47	2.61		2.93		2.05		2.04
Distributions:
Net investment income	(0.04)		(0.09)	(0.16)		(0.12)		(0.21)		(0.15)
Net realized gains	(0.58)		(1.15)	(1.12)		(0.78)		(3.08)		—
Total distributions	(0.62)		(1.24)	(1.28)		(0.90)		(3.29)		(0.15)
Net asset value, end of period/year	$23.87		$24.44	$25.21		$23.88		$21.85		$23.09
Total return (C)	0.25	%(D)	1.87%	11.38%		13.90%		10.63%		9.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$196,336		$184,907	$132,473		$95,601		$62,789		$38,868
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.84	%(E)	1.84%	1.90	%(F)	1.98	%(F)	2.01	%(F)	2.05	%(F)
Including waiver and/or reimbursement and recapture	1.84	%(E)	1.84%	1.90	%(F)	1.98	%(F)	2.04	%(F)	2.03	%(F)
Net investment income (loss) to average net assets	0.36	%(E)	0.27%	0.32	%(B)	0.36	%(B)	0.61	%(B)	0.55	%(B)
Portfolio turnover rate	14	%(D)	39%	102	%(G)	126	%(G)	153	%(G)	263	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$24.96		$25.70	$24.31		$22.22		$23.40		$21.46
Investment operations:
Net investment income (loss) (A)	0.16		0.31	0.33	(B)	0.32	(B)	0.36	(B)	0.38	(B)
Net realized and unrealized gain (loss)	0.02		0.42	2.57		2.89		1.94		1.91
Total investment operations	0.18		0.73	2.90		3.21		2.30		2.29
Distributions:
Net investment income	(0.16)		(0.32)	(0.39)		(0.34)		(0.40)		(0.35)
Net realized gains	(0.58)		(1.15)	(1.12)		(0.78)		(3.08)		—
Total distributions	(0.74)		(1.47)	1.51		(1.12)		(3.48)		(0.35)
Net asset value, end of period/year	$24.40		$24.96	$25.70		$24.31		$22.22		$23.40
Total return	0.75	%(C)	2.90%	12.46%		15.07%		11.76%		10.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$201,449		$199,378	$176,667		$174,902		$176,788		$12,086
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.86%	0.92	%(E)	0.98	%(E)	0.96	%(E)	1.01	%(E)
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.86%	0.92	%(E)	0.98	%(E)	0.99	%(E)	1.00	%(E)
Net investment income (loss) to average net assets	1.34	%(D)	1.26%	1.32	%(B)	1.39	%(B)	1.63	%(B)	1.61	%(B)
Portfolio turnover rate	14	%(C)	39%	102	%(F)	126	%(F)	153	%(F)	263	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Multi-Managed Balanced
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$24.95		$25.40
Investment operations:
Net investment income (loss) (B)	0.17		0.13
Net realized and unrealized gain (loss)	0.03		(0.40	)(C)
Total investment operations	0.20		(0.27)
Distributions:
Net investment income	(0.17)		(0.18)
Net realized gains	(0.58)		—
Total distributions	(0.75)		—
Net asset value, end of period	$24.40		$24.95
Total return	0.84	%(D)	(1.07	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$167		$49
Expenses to average net assets	0.75	%(E)	0.75	%(E)
Net investment income (loss) to average net assets	1.41	%(E)	1.19	%(E)
Portfolio turnover rate	14	%(D)	39%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class A
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.19	$10.37	$10.45	$10.51	$10.33	$10.53
Investment operations:
Net investment income (loss) (A)	0.10	0.20	0.21	0.25	0.33	0.37
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.15)	0.00	(B)	0.01	0.27	(0.16)
Total investment operations	0.10	0.05	0.21	0.26	0.60	0.21
Distributions:
Net investment income	(0.11)	(0.21)	(0.23)	(0.27)	(0.35)	(0.39)
Net realized gains	—	(0.02)	(0.06)	(0.05)	(0.07)	(0.02)
Total distributions	(0.11)	(0.23)	(0.29)	(0.32)	(0.42)	(0.41)
Net asset value, end of period/year	$10.18	$10.19	$10.37	$10.45	$10.51	$10.33
Total return (C)	0.94	%(D)	0.53%	1.97%	2.46%	5.95%	2.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$900,486	$976,715	$1,012,764	$953,044	$793,493	$779,041
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.84%	0.86%	0.88%	0.89%	0.92%
Including waiver and/or reimbursement and recapture	0.85	%(E)	0.84%	0.84%	0.83%	0.83%	0.82%
Net investment income (loss) to average net assets	1.97	%(E)	1.94%	2.05%	2.38%	3.22%	3.58%
Portfolio turnover rate	17	%(D)	66%	52%	73%	61%	51%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.17		$10.35	$10.43	$10.49	$10.31	$10.51
Investment operations:
Net investment income (loss) (A)	0.06		0.12	0.14	0.17	0.25	0.29
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.14)	(0.01)	0.01	0.27	(0.17)
Total investment operations	0.06		(0.02)	0.13	0.18	0.52	0.12
Distributions:
Net investment income	(0.07)		(0.14)	(0.15)	(0.19)	(0.27)	(0.30)
Net realized gains	—		(0.02)	(0.06)	(0.05)	(0.07)	(0.02)
Total distributions	(0.07)		(0.16)	(0.21)	(0.24)	(0.34)	(0.32)
Net asset value, end of period/year	$10.16		$10.17	$10.35	$10.43	$10.49	$10.31
Total return (C)	0.56	%(D)	(0.23)%	1.20%	1.67%	5.15%	1.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$667,600		$721,293	$847,407	$867,319	$837,435	$846,464
Expenses to average net assets	1.61	%(E)	1.60%	1.59%	1.60%	1.59%	1.59%
Net investment income (loss) to average net assets	1.21	%(E)	1.19%	1.30%	1.63%	2.46%	2.81%
Portfolio turnover rate	17	%(D)	66%	52%	73%	61%	51%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.01		$10.19	$10.27	$10.33	$10.15	$10.35
Investment operations:
Net investment income (loss) (A)	0.11		0.22	0.23	0.26	0.35	0.38
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.15)	(0.01)	0.01	0.26	(0.16)
Total investment operations	0.11		0.07	0.22	0.27	0.61	0.22
Distributions:
Net investment income	(0.11)		(0.23)	(0.24)	(0.28)	(0.36)	(0.40)
Net realized gains	—		(0.02)	(0.06)	(0.05)	(0.07)	(0.02)
Total distributions	(0.11)		(0.25)	(0.30)	(0.33)	(0.43)	(0.42)
Net asset value, end of period/year	$10.01		$10.01	$10.19	$10.27	$10.33	$10.15
Total return	1.15	%(C)	0.71%	2.18%	2.66%	6.21%	2.16%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$882,239		$822,063	$804,004	$485,299	$368,296	$270,667
Expenses to average net assets	0.64	%(D)	0.63%	0.63%	0.63%	0.63%	0.64%
Net investment income (loss) to average net assets	2.18	%(D)	2.15%	2.25%	2.58%	3.40%	3.75%
Portfolio turnover rate	17	%(C)	66%	52%	73%	61%	51%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.01		$10.18	$10.27	$10.32	$10.14	$10.34
Investment operations:
Net investment income (loss) (A)	0.11		0.23	0.24	0.28	0.36	0.40
Net realized and unrealized gain (loss)	(0.00	)(B)	(0.14)	(0.02)	0.01	0.26	(0.17)
Total investment operations	0.11		0.09	0.22	0.29	0.62	0.23
Distributions:
Net investment income	(0.12)		(0.24)	(0.25)	(0.29)	(0.37)	(0.41)
Net realized gains	—		(0.02)	(0.06)	(0.05)	(0.07)	(0.02)
Total distributions	(0.12)		(0.26)	(0.31)	(0.34)	(0.44)	(0.43)
Net asset value, end of period/year	$10.00		$10.01	$10.18	$10.27	$10.32	$10.14
Total return	1.10	%(C)	0.91%	2.18%	2.86%	6.31%	2.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$757,350		$1,223,002	$1,400,475	$1,561,883	$1,521,804	$924,917
Expenses to average net assets	0.54	%(D)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income (loss) to average net assets	2.26	%(D)	2.25%	2.37%	2.71%	3.50%	3.87%
Portfolio turnover rate	17	%(C)	66%	52%	73%	61%	51%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Short-Term Bond
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.01		$10.12
Investment operations:
Net investment income (loss) (B)	0.11		0.09
Net realized and unrealized gain (loss)	(0.00	)(C)	(0.10)
Total investment operations	0.11		(0.01)
Distributions:
Net investment income	(0.12)		(0.10)
Net asset value, end of period/year	$10.00		$10.01
Total return	1.10	%(D)	(0.09	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$357		$50
Expenses to average net assets	0.55	%(E)	0.53	%(E)
Net investment income (loss) to average net assets	2.33	%(E)	2.22	%(E)
Portfolio turnover rate	17	%(D)	66%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Core
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.81		$10.80	$10.00
Investment operations:
Net investment income (loss) (B)	0.02		0.07	0.06
Net realized and unrealized gain (loss)	0.29		(0.79)	0.76
Total investment operations	0.31		(0.72)	0.82
Distributions:
Net investment income	(0.27)		(0.04)	(0.02)
Net realized gains	—		(0.23)	—
Total distributions	(0.27)		(0.27)	(0.02)
Net asset value, end of period/year	$9.85		$9.81	$10.80
Total return (C)	3.23	%(D)	(6.86)%	8.18%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,270		$605	$333
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.37	%(E)	1.21%	1.32%
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.21%	1.32%
Net investment income (loss) to average net assets	0.52	%(E)	0.63%	0.55%
Portfolio turnover rate	38	%(D)	149%	140%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Core
	Class C
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.70		$10.73		$10.00
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.01)		(0.02)
Net realized and unrealized gain (loss)	0.28		(0.79)		0.76
Total investment operations	0.27		(0.80)		0.74
Distributions:
Net investment income	(0.17)		(0.00	)(C)	(0.01)
Net realized gains	—		(0.23)		—
Total distributions	(0.17)		(0.23)		(0.01)
Net asset value, end of period/year	$9.80		$9.70		$10.73
Total return (D)	2.88	%(E)	(7.64)%		7.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$394		$372		$380
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.09	%(F)	1.99%		2.06%
Including waiver and/or reimbursement and recapture	2.05	%(F)	1.99%		2.05%
Net investment income (loss) to average net assets	(0.12	)%(F)	(0.08)%		(0.20)%
Portfolio turnover rate	38	%(E)	149%		140%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Core
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.82		$10.82	$10.00
Investment operations:
Net investment income (loss) (B)	0.04		0.09	0.08
Net realized and unrealized gain (loss)	0.29		(0.80)	0.76
Total investment operations	0.33		(0.71)	0.84
Distributions:
Net investment income	(0.28)		(0.06)	(0.02)
Net realized gains	—		(0.23)	—
Total distributions	(0.28)		(0.29)	(0.02)
Net asset value, end of period/year	$9.87		$9.82	$10.82
Total return	3.40	%(C)	(6.73)%	8.44%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$980		$781	$685
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(D)	1.01%	1.08%
Including waiver and/or reimbursement and recapture	1.05	%(D)	1.03%	1.05%
Net investment income (loss) to average net assets	0.86	%(D)	0.87%	0.79%
Portfolio turnover rate	38	%(C)	149%	140%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Core
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.84		$10.83	$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.11	0.10
Net realized and unrealized gain (loss)	0.28		(0.80)	0.75
Total investment operations	0.33		(0.69)	0.85
Distributions:
Net investment income	(0.29)		(0.07)	(0.02)
Net realized gains	—		(0.23)	—
Total distributions	(0.29)		(0.30)	(0.02)
Net asset value, end of period/year	$9.88		$9.84	$10.83
Total return	3.42	%(C)	(6.56)%	8.55%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,511		$235,429	$210,823
Expenses to average net assets	0.97	%(D)	0.89%	0.97%
Net investment income (loss) to average net assets	1.05	%(D)	1.01%	0.93%
Portfolio turnover rate	38	%(C)	149%	140%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013		October 31, 2012 (A)
Net asset value, beginning of period/year	$12.82		$12.87	$12.37	$9.38		$10.00
Investment operations:
Net investment income (loss) (B)	(0.05)		(0.03)	(0.11)	(0.08)		(0.02)
Net realized and unrealized gain (loss)	(0.09)		1.03	0.61	3.07		(0.60)
Total investment operations	(0.14)		1.00	0.50	2.99		(0.62)
Distributions:
Net investment income	(0.00	)(C)	—	—	(0.00	)(C)	—
Net realized gains	(1.06)		(1.05)	—	—		—
Total distributions	(1.06)		(1.05)	—	(0.00	)(C)	—
Net asset value, end of period/year	$11.62		$12.82	$12.87	$12.37		$9.38
Total return (D)	(1.09	)%(E)	8.27%	4.04%	31.90%		(6.20	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,500		$2,882	$862	$591		$236
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.33	%(F)	1.30%	1.35%	1.29%		1.52	%(F)
Including waiver and/or reimbursement and recapture	1.33	%(F)	1.30%	1.35%	1.29%		1.45	%(F)
Net investment income (loss) to average net assets	(0.82	)%(F)	(0.26)%	(0.87)%	(0.70)%		(1.17	)%(F)
Portfolio turnover rate	19	%(E)	60%	73%	74%		11	%(E)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$12.55		$12.70	$12.28	$9.37	$10.00
Investment operations:
Net investment income (loss) (B)	(0.08)		(0.15)	(0.19)	(0.14)	(0.03)
Net realized and unrealized gain (loss)	(0.11)		1.05	0.61	3.05	(0.60)
Total investment operations	(0.19)		0.90	0.42	2.91	(0.63)
Distributions:
Net realized gains	(1.06)		(1.05)	—	—	—
Net asset value, end of period/year	$11.30		$12.55	$12.70	$12.28	$9.37
Total return (C)	(1.54	)%(D)	7.54%	3.42%	31.06%	(6.30	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,194		$1,380	$628	$404	$234
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.07	%(E)	2.02%	1.99%	1.95%	2.21	%(E)
Including waiver and/or reimbursement and recapture	2.07	%(E)	2.02%	1.99%	1.95%	2.15	%(E)
Net investment income (loss) to average net assets	(1.54	)%(E)	(1.20)%	(1.51)%	(1.32)%	(1.89	)%(E)
Portfolio turnover rate	19	%(D)	60%	73%	74%	11	%(D)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$12.94		$12.94	$12.39	$9.39	$10.00
Investment operations:
Net investment income (loss) (B)	(0.03)		(0.06)	(0.07)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	(0.10)		1.11	0.62	3.05	(0.60)
Total investment operations	(0.13)		1.05	0.55	3.01	(0.61)
Distributions:
Net investment income	—		—	—	(0.01)	—
Net realized gains	(1.06)		(1.05)	—	—	—
Total distributions	(1.06)		(1.05)	—	(0.01)	—
Net asset value, end of period/year	$11.75		$12.94	$12.94	$12.39	$9.39
Total return	(0.99	)%(C)	8.63%	4.44%	32.08%	(6.10	)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,222		$2,540	$510	$490	$235
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(D)	1.00%	1.03%	1.02%	1.31	%(D)
Including waiver and/or reimbursement and recapture	1.02	%(D)	1.00%	1.03%	1.04%	1.15	%(D)
Net investment income (loss) to average net assets	(0.48	)%(D)	(0.44)%	(0.54)%	(0.41)%	(0.89	)%(D)
Portfolio turnover rate	19	%(C)	60%	73%	74%	11	%(C)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014		October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$12.99		$12.97	$12.41		$9.39	$10.00
Investment operations:
Net investment income (loss) (B)	(0.02)		0.01	(0.05)		(0.04)	(0.01)
Net realized and unrealized gain (loss)	(0.10)		1.06	0.61		3.07	(0.60)
Total investment operations	(0.12)		1.07	0.56		3.03	(0.61)
Distributions:
Net investment income	—		—	(0.00	)(C)	(0.01)	—
Net realized gains	(1.06)		(1.05)	—		—	—
Total distributions	(1.06)		(1.05)	(0.00	)(C)	(0.01)	—
Net asset value, end of period/year	$11.81		$12.99	$12.97		$12.41	$9.39
Total return	(0.91	)%(D)	8.78%	4.51%		32.32%	(6.10	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$377,633		$539,006	$528,891		$562,770	$239,395
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(E)	0.89%	0.89%		0.90%	1.21	%(E)
Including waiver and/or reimbursement and recapture	0.91	%(E)	0.89%	0.89%		0.91%	1.15	%(E)
Net investment income (loss) to average net assets	(0.36	)%(E)	0.07%	(0.41)%		(0.33)%	(0.87	)%(E)
Portfolio turnover rate	19	%(D)	60%	73%		74%	11	%(D)

(A)	Commenced operations on August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class A
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013		October 31, 2012 (A)
Net asset value, beginning of period/year	$10.97		$12.95		$13.21	$9.83		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.03		0.11		0.08	0.06		0.04
Net realized and unrealized gain (loss)	(0.56)		(0.83)		0.56	3.39		(0.21)
Total investment operations	(0.53)		(0.72)		0.64	3.45		(0.17)
Distributions:
Net investment income	(0.12)		(0.09)		(0.08)	(0.07)		—
Net realized gains	(0.85)		(1.17)		(0.82)	(0.00	)(D)	—
Total distributions	(0.97)		(1.26)		(0.90)	(0.07)		—
Net asset value, end of period/year	$9.47		$10.97		$12.95	$13.21		$9.83
Total return (E)	(4.97	)%(F)	(6.35)%		4.99%	35.30%		(1.70	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,311		$1,124		$955	$996		$268
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.38	%(H)	1.31%		1.38%	1.37%		1.36	%(H)
Including waiver and/or reimbursement and recapture	1.30	%(H)	1.31	%(I)	1.38%	1.37%		1.36	%(H)
Net investment income (loss) to average net assets (C)	0.64	%(H)	0.96%		0.61%	0.50%		0.91	%(H)
Portfolio turnover rate (J)	52	%(F)	145%		37%	49%		22	%(F)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013		October 31, 2012 (A)
Net asset value, beginning of period/year	$10.88		$12.87	$13.15	$9.79		$10.00
Investment operations:
Net investment income (loss) (B) (C)	(0.00	)(D)	0.03	(0.01)	0.00	(D)	0.01
Net realized and unrealized gain (loss)	(0.56)		(0.83)	0.58	3.38		(0.22)
Total investment operations	(0.56)		(0.80)	0.57	3.38		(0.21)
Distributions:
Net investment income	(0.03)		(0.02)	(0.03)	(0.02)		—
Net realized gains	(0.85)		(1.17)	(0.82)	(0.00	)(D)	—
Total distributions	(0.88)		(1.19)	(0.85)	(0.02)		—
Net asset value, end of period/year	$9.44		$10.88	$12.87	$13.15		$9.79
Total return (E)	(5.26	)%(F)	(7.06)%	4.39%	34.65%		(2.10	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$726		$877	$921	$635		$251
Expenses to average net assets (G)	2.03	%(H)	2.01%	1.99%	1.98%		2.04	%(H)
Net investment income (loss) to average net assets (C)	(0.01	)%(H)	0.28%	(0.05)%	0.00	%(I)	0.24	%(H)
Portfolio turnover rate (J)	52	%(F)	145%	37%	49%		22	%(F)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of a sales load on an initial purchase.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Rounds to less than 0.01% or (0.01)%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013		October 31, 2012 (A)
Net asset value, beginning of period/year	$11.02		$13.02	$13.26	$9.84		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05		0.15	0.12	0.12		0.06
Net realized and unrealized gain (loss)	(0.56)		(0.85)	0.57	3.38		(0.22)
Total investment operations	(0.51)		(0.70)	0.69	3.50		(0.16)
Distributions:
Net investment income	(0.14)		(0.13)	(0.11)	(0.08)		—
Net realized gains	(0.85)		(1.17)	(0.82)	(0.00	)(D)	—
Total distributions	(0.99)		(1.30)	(0.93)	(0.08)		—
Net asset value, end of period/year	$9.52		$11.02	$13.02	$13.26		$9.84
Total return	(4.75	)%(E)	(6.17)%	5.37%	35.87%		(1.60	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$428		$523	$655	$719		$371
Expenses to average net assets (F)	1.04	%(G)	1.05%	1.04%	1.03%		1.12	%(G)
Net investment income (loss) to average net assets (C)	0.97	%(G)	1.24%	0.93%	1.01%		1.17	%(G)
Portfolio turnover rate (H)	52	%(E)	145%	37%	49%		22	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013		October 31, 2012 (A)
Net asset value, beginning of period/year	$11.04		$13.04	$13.27	$9.84		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.06		0.16	0.14	0.12		0.06
Net realized and unrealized gain (loss)	(0.58)		(0.84)	0.58	3.40		(0.22)
Total investment operations	(0.52)		(0.68)	0.72	3.52		(0.16)
Distributions:
Net investment income	(0.15)		(0.15)	(0.13)	(0.09)		—
Net realized gains	(0.85)		(1.17)	(0.82)	(0.00	)(D)	—
Total distributions	(1.00)		(1.32)	(0.95)	(0.09)		—
Net asset value, end of period/year	$9.52		$11.04	$13.04	$13.27		$9.84
Total return	(4.78	)%(E)	(6.03)%	5.54%	36.06%		(1.60	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$298,908		$461,159	$678,842	$737,250		$288,664
Expenses to average net assets (F)	0.91	%(G)	0.91%	0.92%	0.92%		1.01	%(G)
Net investment income (loss) to average net assets (C)	1.17	%(G)	1.37%	1.07%	1.06%		1.30	%(G)
Portfolio turnover rate (H)	52	%(E)	145%	37%	49%		22	%(E)

(A)	Commenced operations on April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$26.18		$28.88	$29.05	$21.86	$20.65		$18.89
Investment operations:
Net investment income (loss) (A)	0.06		0.05	0.07	0.11	0.11		(0.06)
Net realized and unrealized gain (loss)	(0.04)		0.04	2.18	7.18	2.24		1.82
Total investment operations	0.02		0.09	2.25	7.29	2.35		1.76
Distributions:
Net investment income	(0.03)		(0.03)	(0.10)	(0.10)	(0.00	)(B)	—
Net realized gains	(2.17)		(2.76)	(2.32)	—	(1.14)		—
Total distributions	(2.20)		(2.79)	(2.42)	(0.10)	(1.14)		—
Net asset value, end of period/year	$24.00		$26.18	$28.88	$29.05	$21.86		$20.65
Total return (C)	0.14	%(D)	0.17%	8.13%	33.47%	12.28%		9.32%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$362,018		$400,506	$473,644	$519,376	$332,085		$323,147
Expenses to average net assets	1.35	%(E)	1.31%	1.30%	1.38%	1.41%		1.43%
Net investment income (loss) to average net assets	0.55	%(E)	0.20%	0.24%	0.44%	0.50%		(0.27)%
Portfolio turnover rate	36	%(D)	68%	96%	97%	74%		174%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$23.98		$26.83	$27.23	$20.55	$19.60		$18.05
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.12)	(0.12)	(0.05)	(0.03)		(0.20)
Net realized and unrealized gain (loss)	(0.05)		0.03	2.04	6.73	2.12		1.75
Total investment operations	(0.07)		(0.09)	1.92	6.68	2.09		1.55
Distributions:
Net investment income	—		—	—	—	(0.00	)(B)	—
Net realized gains	(2.17)		(2.76)	(2.32)	—	(1.14)		—
Total distributions	(2.17)		(2.76)	(2.32)	—	(1.14)		—
Net asset value, end of period/year	$21.74		$23.98	$26.83	$27.23	$20.55		$19.60
Total return (C)	(0.23	)%(D)	(0.56)%	7.38%	32.51%	11.58%		8.59%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,122		$18,644	$27,010	$32,286	$29,615		$33,830
Expenses to average net assets	2.09	%(E)	2.02%	2.01%	2.08%	2.08%		2.09%
Net investment income (loss) to average net assets	(0.17	)%(E)	(0.49)%	(0.47)%	(0.22)%	(0.16)%		(0.95)%
Portfolio turnover rate	36	%(D)	68%	96%	97%	74%		174%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014		October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$23.70		$26.54	$26.95		$20.33	$19.40		$17.86
Investment operations:
Net investment income (loss) (A)	(0.01)		(0.12)	(0.12)		(0.05)	(0.02)		(0.18)
Net realized and unrealized gain (loss)	(0.04)		0.04	2.03		6.67	2.09		1.72
Total investment operations	(0.05)		(0.08)	1.91		6.62	2.07		1.54
Distributions:
Net investment income	—		—	(0.00	)(B)	—	(0.00	)(B)	—
Net realized gains	(2.17)		(2.76)	(2.32)		—	(1.14)		—
Total distributions	(2.17)		(2.76)	(2.32)		—	(1.14)		—
Net asset value, end of period/year	$21.48		$23.70	$26.54		$26.95	$20.33		$19.40
Total return (C)	(0.14	)%(D)	(0.53)%	7.42%		32.56%	11.60%		8.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$250,714		$278,388	$314,999		$288,038	$198,356		$181,765
Expenses to average net assets	2.03	%(E)	1.98%	1.97%		2.03%	2.04%		2.05%
Net investment income (loss) to average net assets	(0.13	)(E)	(0.47)%	(0.44)%		(0.20)%	(0.13)%		(0.89)%
Portfolio turnover rate	36	%(D)	68%	96%		97%	74%		174%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of a sales load on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$26.91		$29.63	$29.74	$22.38	$21.03		$19.15
Investment operations:
Net investment income (loss) (A)	0.11		0.16	0.17	0.22	0.20		0.05
Net realized and unrealized gain (loss)	(0.04)		0.03	2.24	7.34	2.29		1.83
Total investment operations	0.07		0.19	2.41	7.56	2.49		1.88
Distributions:
Net investment income	(0.13)		(0.15)	(0.20)	(0.20)	(0.00	)(B)	—
Net realized gains	(2.17)		(2.76)	(2.32)	—	(1.14)		—
Total distributions	(2.30)		(2.91)	(2.52)	(0.20)	(1.14)		—
Net asset value, end of period/year	$24.68		$26.91	$29.63	$29.74	$22.38		$21.03
Total return	0.34	%(C)	0.51%	8.51%	34.02%	12.75%		9.82%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$160,465		$188,583	$235,418	$180,096	$105,664		$68,499
Expenses to average net assets	0.98	%(D)	0.95%	0.96%	0.98%	0.97%		1.00%
Net investment income (loss) to average net assets	0.92	%(D)	0.57%	0.57%	0.84%	0.93%		0.24%
Portfolio turnover rate	36	%(C)	68%	96%	97%	74%		174%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$26.95		$29.68	$29.78	$22.41	$21.03		$19.13
Investment operations:
Net investment income (loss) (A)	0.12		0.18	0.20	0.25	0.22		0.06
Net realized and unrealized gain (loss)	(0.03)		0.03	2.25	7.34	2.30		1.84
Total investment operations	0.09		0.21	2.45	7.59	2.52		1.90
Distributions:
Net investment income	(0.16)		(0.18)	(0.23)	(0.22)	(0.00	)(B)	—
Net realized gains	(2.17)		(2.76)	(2.32)	—	(1.14)		—
Total distributions	(2.33)		(2.94)	(2.55)	(0.22)	(1.14)		—
Net asset value, end of period/year	$24.71		$26.95	$29.68	$29.78	$22.41		$21.03
Total return	0.42	%(C)	0.57%	8.63%	34.14%	12.90%		9.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,673		$19,012	$22,282	$21,692	$15,545		$12,935
Expenses to average net assets	0.88	%(D)	0.86%	0.85%	0.87%	0.87%		0.88%
Net investment income (loss) to average net assets	1.00	%(D)	0.66%	0.68%	0.96%	1.03%		0.26%
Portfolio turnover rate	36	%(C)	68%	96%	97%	74%		174%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small/Mid Cap Value
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$26.95		$28.36
Investment operations:
Net investment income (loss) (B)	0.07		0.05
Net realized and unrealized gain (loss)	0.01	(C)	(1.46	)(C)
Total investment operations	0.08		(1.41)
Distributions:
Net investment income	(0.07)		—
Net realized gains	(2.17)		—
Total distributions	(2.24)		—
Net asset value, end of period	$24.79		$26.95
Total return	0.40	%(D)	(4.97	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$361		$48
Expenses to average net assets	0.88	%(E)	0.86	%(E)
Net investment income (loss) to average net assets	0.57	%(E)	0.43	%(E)
Portfolio turnover rate	36	%(D)	68%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Strategic High Income
	Class A
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.97		$10.30	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.17		0.37	0.24
Net realized and unrealized gain (loss)	(0.19)		(0.20)	0.26
Total investment operations	(0.02)		0.17	0.50
Distributions:
Net investment income	(0.17)		(0.39)	(0.20)
Net realized gains	(0.04)		(0.11)	—
Total distributions	(0.21)		(0.50)	(0.20)
Net asset value, end of period/year	$9.74		$9.97	$10.30
Total return (D)	(0.18	)%(E)	1.60%	4.99	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,868		$1,600	$1,200
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.30	%(G)	1.31%	1.40	%(G)
Including waiver and/or reimbursement and recapture	1.20	%(G)	1.20%	1.20	%(G)
Net investment income (loss) to average net assets (C)	3.65	%(G)	3.67%	3.43	%(G)
Portfolio turnover rate (H)	26	%(E)	77%	61	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and year indicated:	Transamerica Strategic High Income
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.94		$10.29	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.14		0.28	0.18
Net realized and unrealized gain (loss)	(0.19)		(0.20)	0.26
Total investment operations	(0.05)		0.08	0.44
Distributions:
Net investment income	(0.14)		(0.32)	(0.15)
Net realized gains	(0.04)		(0.11)	—
Total distributions	(0.18)		(0.43)	(0.15)
Net asset value, end of period/year	$9.71		$9.94	$10.29
Total return (D)	(0.50	)%(E)	0.78%	4.46	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,126		$3,024	$1,073
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	2.02	%(G)	2.01%	2.14	%(G)
Including waiver and/or reimbursement and recapture	1.95	%(G)	1.95%	1.95	%(G)
Net investment income (loss) to average net assets (C)	2.88	%(G)	2.78%	2.66	%(G)
Portfolio turnover rate (H)	26	%(E)	77%	61	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Strategic High Income
	Class I
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.97		$10.31	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.19		0.40	0.26
Net realized and unrealized gain (loss)	(0.20)		(0.22)	0.26
Total investment operations	(0.01)		0.18	0.52
Distributions:
Net investment income	(0.18)		(0.41)	(0.21)
Net realized gains	(0.04)		(0.11)	—
Total distributions	(0.22)		(0.52)	(0.21)
Net asset value, end of period/year	$9.74		$9.97	$10.31
Total return	(0.06	)%(D)	1.77%	5.24	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,835		$30,300	$13,897
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.09	%(F)	1.09%	1.23	%(F)
Including waiver and/or reimbursement and recapture	0.95	%(F)	0.95%	0.95	%(F)
Net investment income (loss) to average net assets (C)	3.90	%(F)	3.90%	3.80	%(F)
Portfolio turnover rate (G)	26	%(D)	77%	61	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and year indicated:	Transamerica Strategic High Income
Class I2
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.89	$10.30	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05	0.42	0.26
Net realized and unrealized gain (loss)	(0.18)	(0.44)	0.25
Total investment operations	(0.13)	(0.02)	0.51
Distributions:
Net investment income	(0.19)	(0.28)	(0.21)
Net realized gains	(0.04)	(0.11)	—
Total distributions	(0.23)	(0.39)	(0.21)
Net asset value, end of period/year	$9.53	$9.89	$10.30
Total return	(1.36	)%(D)	(0.28)%	5.14	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$0	(E)	$0	(E)	$22,618
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.00	%(G)(H)	1.00%	1.13	%(G)
Including waiver and/or reimbursement and recapture	0.00	%(G)(H)	0.95%	0.95	%(G)
Net investment income (loss) to average net assets (C)	0.99	%(G)	4.02%	3.82	%(G)
Portfolio turnover rate (I)	26	%(D)	77%	61	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Rounds to less than $1,000.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Rounds to less than 0.01% or (0.01)%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Unconstrained Bond
	Class I
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.83		$10.00
Investment operations:
Net investment income (loss) (B)	0.20		0.27
Net realized and unrealized gain (loss)	(0.14)		(0.18)
Total investment operations	0.06		0.09
Distributions:
Net investment income	(0.18)		(0.26)
Net asset value, end of period	$9.71		$9.83
Total return	0.66	%(C)	0.95	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$276		$288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(D)	1.05	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.95	%(D)
Net investment income (loss) to average net assets	4.32	%(D)	3.03	%(D)
Portfolio turnover rate	34	%(C)	95	%(C)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Unconstrained Bond
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.83		$10.00
Investment operations:
Net investment income (loss) (B)	0.21		0.27
Net realized and unrealized gain (loss)	(0.16)		(0.17)
Total investment operations	0.05		0.10
Distributions:
Net investment income	(0.18)		(0.27)
Net asset value, end of period	$9.70		$9.83
Total return	0.62	%(C)	0.99	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$162,673		$202,883
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.94	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.94	%(D)
Net investment income (loss) to average net assets	4.39	%(D)	3.04	%(D)
Portfolio turnover rate	34	%(C)	95	%(C)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class A
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$17.45	$19.22	$16.95	$13.41	$14.63	$14.29
Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	0.00	(B)	0.02	0.07	0.01	(0.06)
Net realized and unrealized gain (loss)	(0.58)	1.95	2.38	3.50	0.76	(C)	0.56
Total investment operations	(0.58)	1.95	2.40	3.57	0.77	0.50
Distributions:
Net investment income	(0.00	)(B)	(0.02)	(0.13)	(0.03)	—	(0.16)
Net realized gains	(0.41)	(3.70)	—	—	(1.99)	—
Total distributions	(0.41)	(3.72)	(0.13)	(0.03)	(1.99)	(0.16)
Net asset value, end of period/year	$16.46	$17.45	$19.22	$16.95	$13.41	$14.63
Total return (D)	(3.35	)%(E)	11.59%	14.25%	26.62%	7.04	%(C)	3.44%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$439,786	$470,702	$459,677	$447,645	$420,504	$77,197
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(F)	1.19%	1.27%	1.36%	1.39%	1.66%
Including waiver and/or reimbursement and recapture	1.21	%(F)	1.19%	1.27%	1.36%	1.47%	1.52%
Net investment income (loss) to average net assets	(0.01	)%(F)	0.01%	0.13%	0.49%	0.08%	(0.42)%
Portfolio turnover rate	17	%(E)	38%	111%	55%	80%	141%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class B
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$16.89		$18.85	$16.64	$13.25	$14.57		$14.22
Investment operations:
Net investment income (loss) (A)	(0.08)		(0.15)	(0.13)	(0.05)	(0.09)		(0.16)
Net realized and unrealized gain (loss)	(0.55)		1.89	2.34	3.44	0.76	(B)	0.55
Total investment operations	(0.63)		1.74	2.21	3.39	0.67		0.39
Distributions:
Net investment income	—		—	—	—	(0.00	)(C)	(0.04)
Net realized gains	(0.41)		(3.70)	—	—	(1.99)		—
Total distributions	(0.41)		(3.70)	—	—	(1.99)		(0.04)
Net asset value, end of period/year	$15.85		$16.89	$18.85	$16.64	$13.25		$14.57
Total return (D)	(3.77	)%(E)	10.52%	13.28%	25.59%	6.29	%(B)	2.71%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,902		$11,324	$16,421	$19,658	$20,668		$5,420
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.19	%(F)	2.09%	2.11%	2.17%	2.19%		2.30%
Including waiver and/or reimbursement and recapture	2.17	%(F)	2.12%	2.17%	2.17%	2.17%		2.17%
Net investment income (loss) to average net assets	(0.96	)%(F)	(0.90)%	(0.76)%	(0.31)%	(0.63)%		(1.07)%
Portfolio turnover rate	17	%(E)	38%	111%	55%	80%		141%

(A)	Calculated based on average number of shares outstanding.
(B)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class C
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$16.89		$18.82	$16.61	$13.22	$14.55		$14.22
Investment operations:
Net investment income (loss) (A)	(0.06)		(0.13)	(0.12)	(0.05)	(0.08)		(0.16)
Net realized and unrealized gain (loss)	(0.56)		1.90	2.34	3.44	0.74	(B)	0.55
Total investment operations	(0.62)		1.77	2.22	3.39	0.66		0.39
Distributions:
Net investment income	—		—	(0.01)	—	(0.00	)(C)	(0.06)
Net realized gains	(0.41)		(3.70)	—	—	(1.99)		—
Total distributions	(0.41)		(3.70)	(0.01)	—	(1.99)		(0.06)
Net asset value, end of period/year	$15.86		$16.89	$18.82	$16.61	$13.22		$14.55
Total return (D)	(3.71	)%(E)	10.72%	13.37%	25.64%	6.22	%(B)	2.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,917		$53,482	$49,041	$47,397	$42,637		$13,393
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.99	%(F)	1.98%	2.05%	2.14%	2.16%		2.25%
Including waiver and/or reimbursement and recapture	1.99	%(F)	1.98%	2.05%	2.16%	2.17%		2.17%
Net investment income (loss) to average net assets	(0.79	)%(F)	(0.78)%	(0.65)%	(0.32)%	(0.63)%		(1.07)%
Portfolio turnover rate	17	%(E)	38%	111%	55%	80%		141%

(A)	Calculated based on average number of shares outstanding.
(B)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class I
April 30, 2016 (unaudited)	October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$17.74	$19.49	$17.19	$13.60	$14.74	$14.41
Investment operations:
Net investment income (loss) (A)	0.03	0.06	0.09	0.15	0.09	0.00	(B)
Net realized and unrealized gain (loss)	(0.59)	1.98	2.41	3.54	0.76	(C)	0.56
Total investment operations	(0.56)	2.04	2.50	3.69	0.85	0.56
Distributions:
Net investment income	(0.06)	(0.09)	(0.20)	(0.10)	—	(0.23)
Net realized gains	(0.41)	(3.70)	—	—	(1.99)	—
Total distributions	(0.47)	(3.79)	(0.20)	(0.10)	(1.99)	(0.23)
Net asset value, end of period/year	$16.71	$17.74	$19.49	$17.19	$13.60	$14.74
Total return	(3.22	)%(D)	11.96%	14.67%	27.16%	7.62	%(C)	3.82%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$167,344	$182,714	$212,866	$249,718	$310,170	$1,127
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(E)	0.86%	0.90%	0.91%	0.90%	1.15%
Including waiver and/or reimbursement and recapture	0.88	%(E)	0.86%	0.90%	0.91%	0.90%	1.17%
Net investment income (loss) to average net assets	0.32	%(E)	0.34%	0.51%	0.97%	0.67%	0.01%
Portfolio turnover rate	17	%(D)	38%	111%	55%	80%	141%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I2
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$17.72		$19.48	$17.17	$13.59	$14.73		$14.38
Investment operations:
Net investment income (loss) (A)	0.04		0.08	0.12	0.16	0.10		0.04
Net realized and unrealized gain (loss)	(0.59)		1.98	2.42	3.54	0.77	(B)	0.57
Total investment operations	(0.55)		2.06	2.54	3.70	0.87		0.61
Distributions:
Net investment income	(0.08)		(0.12)	(0.23)	(0.12)	(0.02)		(0.26)
Net realized gains	(0.41)		(3.70)	—	—	(1.99)		—
Total distributions	(0.49)		(3.82)	(0.23)	(0.12)	(2.01)		(0.26)
Net asset value, end of period/year	$16.68		$17.72	$19.48	$17.17	$13.59		$14.73
Total return	(3.14	)%(C)	12.10%	14.91%	27.26%	7.79	%(B)	4.19%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$317,462		$361,470	$370,161	$555,040	$577,540		$291,409
Expenses to average net assets	0.74	%(D)	0.73%	0.77%	0.79%	0.78%		0.80%
Net investment income (loss) to average net assets	0.46	%(D)	0.47%	0.66%	1.08%	0.75%		0.30%
Portfolio turnover rate	17	%(C)	38%	111%	55%	80%		141%

(A)	Calculated based on average number of shares outstanding.
(B)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class T
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012 (A)
Net asset value, beginning of period/year	$42.47		$41.55	$36.39	$28.69	$28.70
Investment operations:
Net investment income (loss) (B)	0.07		0.16	0.21	0.30	0.14
Net realized and unrealized gain (loss)	(1.41)		4.54	5.14	7.49	(0.15	)(C)
Total investment operations	(1.34)		4.70	5.35	7.79	(0.01)
Distributions:
Net investment income	(0.04)		(0.08)	(0.19)	(0.09)	—
Net realized gains	(0.41)		(3.70)	—	—	—
Total distributions	(0.45)		(3.78)	(0.19)	(0.09)	—
Net asset value, end of period/year	$40.68		$42.47	$41.55	$36.39	$28.69
Total return (D)	(3.16	)%(E)	12.01%	14.74%	27.16%	(0.04	)%(C)(E)
Ratios and supplemental data:
Net assets end of period/year (000’s)	$97,200		$105,379	$101,029	$94,866	$81,976
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(F)	0.82%	0.87%	0.91%	0.90	%(F)
Including waiver and/or reimbursement and recapture	0.83	%(F)	0.82%	0.87%	0.91%	0.90	%(F)
Net investment income (loss) to average net assets	0.37	%(F)	0.38%	0.53%	0.93%	0.65	%(F)
Portfolio turnover rate	17	%(E)	38%	111%	55%	80	%(E)

(A)	Commenced operations on February 10, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Total return has been calculated without deduction of a sales load on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At April 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are a series of the Trust and are listed below. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective November 1, 2013, Class B shares are no longer available to existing investors except for exchanges, and dividend and capital gains reinvestment.

Fund	Class
Transamerica Bond	I2,R6
Transamerica Capital Growth	A,B,C,I,I2
Transamerica Concentrated Growth	A,C,I,I2
Transamerica Dividend Focused	A,C,I,I2,R6
Transamerica Dynamic Allocation	A,C,I
Transamerica Dynamic Income	A,C,I
Transamerica Emerging Markets Debt	A,C,I,I2,R6
Transamerica Emerging Markets Equity	A,C,I,I2
Transamerica Flexible Income (A)	A,B,C,I,I2,R6
Transamerica Floating Rate	A,C,I,I2
Transamerica Global Bond	A,C,I,I2
Transamerica Global Equity	A,B,C,I,I2,R6
Transamerica Global Long/Short Equity (B)	A,I,I2
Transamerica Growth	I2,R6
Transamerica High Yield Bond	A,B,C,I,I2,R6
Transamerica High Yield Muni	A,C,I
Transamerica Income & Growth	A,C,I,I2
Transamerica Inflation Opportunities	A,C,I,I2
Transamerica Intermediate Muni (C)	A,C,I
Transamerica International Equity	A,C,I,I2,R6
Transamerica International Small Cap Value	I,I2
Transamerica Large Cap Value	A,C,I,I2,R6
Transamerica Mid Cap Growth	A,C,I,I2
Transamerica Mid Cap Value Opportunities	A,C,I,I2
Transamerica MLP & Energy Income	A,C,I,I2
Transamerica Money Market	A,B,C,I,I2
Transamerica Multi-Cap Growth (D)	A,B,C,I,I2
Transamerica Multi-Managed Balanced	A,B,C,I,R6
Transamerica Short-Term Bond	A,C,I,I2,R6
Transamerica Small Cap Core	A,C,I,I2
Transamerica Small Cap Growth	A,C,I,I2
Transamerica Small Cap Value	A,C,I,I2
Transamerica Small/Mid Cap Value	A,B,C,I,I2,R6
Transamerica Strategic High Income	A,C,I,I2
Transamerica Unconstrained Bond	I,I2
Transamerica US Growth	A,B,C,I,I2,T

(A)	Transamerica Income Shares, Inc. merged into Transamerica Flexible Income on December 4, 2015.
(B)	Fund commenced operations on November 30, 2015.
(C)	Formerly, Transamerica Enhanced Muni.
(D)	Formerly, Transamerica Growth Opportunities.

Transamerica Emerging Markets Debt, Transamerica High Yield Muni and Transamerica MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, and investment objectives and strategies.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

1. ORGANIZATION (continued)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, the investment advisory and administrative services agreements were combined under one agreement, and therefore, TAM’s investment management services also now include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2016, commissions recaptured are listed below. Funds not listed in the below table do not have any commissions recaptured during the period ended April 30, 2016.

Fund	Commissions Recaptured
Transamerica Capital Growth	$27,063
Transamerica Concentrated Growth	27,723
Transamerica Dividend Focused	52,124
Transamerica Emerging Markets Equity	70,481
Transamerica Growth	11,608
Transamerica Income & Growth	4,215
Transamerica International Small Cap Value	15,505
Transamerica Large Cap Value	13,485
Transamerica Mid Cap Value Opportunities	34,175
Transamerica MLP & Energy Income	6,746
Transamerica Multi-Cap Growth	8,621
Transamerica Multi-Managed Balanced	1,460
Transamerica Small Cap Growth	4,311

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Commissions Recaptured
Transamerica Small/Mid Cap Value	$78,138
Transamerica Strategic High Income	363
Transamerica US Growth	5,883

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, or little or no illiquid investments, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, or illiquid investments have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared for Transamerica Global Long/Short Equity using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Funds, with the exception of Transamerica Money Market (“Money Market”), normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at April 30, 2016. Open secured loan participations and assignments at April 30, 2016, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Net unrealized appreciation (depreciation) on investments to Interest receivable in the Statements of Assets and Liabilities.

PIKs held at April 30, 2016, if any, are identified in the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2016, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at April 30, 2016, if any, are identified in the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at April 30, 2016, if any, are identified in the Schedule of Investments. Open balances at April 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment purchased or sold in the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as Interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2016, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations with a corresponding adjustment to cost.

When-issued, delayed-delivery, and forward commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at April 30, 2016, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations. Net income from securities lending in the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2016.

Open repurchase agreements at April 30, 2016, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short on the Statements of Operations. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short on the Statements of Operations.

Open short sale transactions at April 30, 2016, if any, are included within the Schedule of Investments and are reflected as a liability in the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Bond
Securities Lending Transactions
Convertible Bonds	$934,053	$—	$—	$—	$934,053
Corporate Debt Securities	35,247,020	—	—	—	35,247,020
Total Securities Lending Transactions	$36,181,073	$—	$—	$—	$36,181,073
Total Borrowings	$36,181,073	$—	$—	$—	$36,181,073
Gross amount of recognized liabilities for securities lending transactions					$36,181,073

Transamerica Capital Growth
Securities Lending Transactions
Common Stocks	$120,086,977	$—	$—	$—	$120,086,977
Total Borrowings	$120,086,977	$—	$—	$—	$120,086,977
Gross amount of recognized liabilities for securities lending transactions					$120,086,977

Transamerica Concentrated Growth
Securities Lending Transactions
Common Stocks	$37,812,638	$—	$—	$—	$37,812,638
Total Borrowings	$37,812,638	$—	$—	$—	$37,812,638
Gross amount of recognized liabilities for securities lending transactions					$37,812,638

Transamerica Dividend Focused
Securities Lending Transactions
Common Stocks	$46,152,995	$—	$—	$—	$46,152,995
Total Borrowings	$46,152,995	$—	$—	$—	$46,152,995
Gross amount of recognized liabilities for securities lending transactions					$46,152,995

Transamerica Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$2,404,909	$—	$—	$—	$2,404,909
Total Borrowings	$2,404,909	$—	$—	$—	$2,404,909
Gross amount of recognized liabilities for securities lending transactions					$2,404,909

Transamerica Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$120,494,916	$—	$—	$—	$120,494,916
Total Borrowings	$120,494,916	$—	$—	$—	$120,494,916
Gross amount of recognized liabilities for securities lending transactions					$120,494,916

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$27,178,416	$—	$—	$—	$27,178,416
Foreign Government Obligations	32,119,073	—	—	—	32,119,073
Common Stocks	744,225	—	—	—	744,225
Total Securities Lending Transactions	$60,041,714	$—	$—	$—	$60,041,714
Total Borrowings	$60,041,714	$—	$—	$—	$60,041,714
Gross amount of recognized liabilities for securities lending transactions					$60,041,714

Transamerica Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$6,261,305	$—	$—	$—	$6,261,305
Total Borrowings	$6,261,305	$—	$—	$—	$6,261,305
Gross amount of recognized liabilities for securities lending transactions					$6,261,305

Transamerica Flexible Income
Securities Lending Transactions
Corporate Debt Securities	$19,609,561	$—	$—	$—	$19,609,561
Preferred Stocks	1,002,014	—	—	—	1,002,014
Total Securities Lending Transactions	$20,611,575	$—	$—	$—	$20,611,575
Total Borrowings	$20,611,575	$—	$—	$—	$20,611,575
Gross amount of recognized liabilities for securities lending transactions					$20,611,575

Transamerica Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$3,181,792	$—	$—	$—	$3,181,792
Exchange-Traded Funds	391,281	—	—	—	391,281
Total Securities Lending Transactions	$3,573,073	$—	$—	$—	$3,573,073
Total Borrowings	$3,573,073	$—	$—	$—	$3,573,073
Gross amount of recognized liabilities for securities lending transactions					$3,573,073

Transamerica Global Bond
Securities Lending Transactions
Corporate Debt Securities	$610,183	$—	$—	$—	$610,183
Foreign Government Obligations	647,912	—	—	—	647,912
Total Securities Lending Transactions	$1,258,095	$—	$—	$—	$1,258,095
Total Borrowings	$1,258,095	$—	$—	$—	$1,258,095
Gross amount of recognized liabilities for securities lending transactions					$1,258,095

Transamerica Global Equity
Securities Lending Transactions
Common Stocks	$14,300,523	$—	$—	$—	$14,300,523
Total Borrowings	$14,300,523	$—	$—	$—	$14,300,523
Gross amount of recognized liabilities for securities lending transactions					$14,300,523

Transamerica Growth
Securities Lending Transactions
Common Stocks	$67,382,780	$—	$—	$—	$67,382,780
Total Borrowings	$67,382,780	$—	$—	$—	$67,382,780
Gross amount of recognized liabilities for securities lending transactions					$67,382,780

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$87,997,528	$—	$—	$—	$87,997,528
Common Stocks	490,338	—	—	—	490,338
Total Securities Lending Transactions	$88,487,866	$—	$—	$—	$88,487,866
Total Borrowings	$88,487,866	$—	$—	$—	$88,487,866
Gross amount of recognized liabilities for securities lending transactions					$88,487,866

Transamerica Income & Growth
Securities Lending Transactions
Common Stocks	$25,785,019	$—	$—	$—	$25,785,019
Total Borrowings	$25,785,019	$—	$—	$—	$25,785,019
Gross amount of recognized liabilities for securities lending transactions					$25,785,019

Transamerica Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$378,017	$—	$—	$—	$378,017
U.S. Government Obligations	5,240,846	—	—	—	5,240,846
Total Securities Lending Transactions	$5,618,863	$—	$—	$—	$5,618,863
Total Borrowings	$5,618,863	$—	$—	$—	$5,618,863
Gross amount of recognized liabilities for securities lending transactions					$5,618,863

Transamerica International Equity
Securities Lending Transactions
Common Stocks	$206,892,738	$—	$—	$—	$206,892,738
Total Borrowings	$206,892,738	$—	$—	$—	$206,892,738
Gross amount of recognized liabilities for securities lending transactions					$206,892,738

Transamerica International Small Cap Value
Securities Lending Transactions
Common Stocks	$32,625,057	$—	$—	$—	$32,625,057
Preferred Stocks	3,852,872	—	—	—	3,852,872
Total Securities Lending Transactions	$36,477,929	$—	$—	$—	$36,477,929
Total Borrowings	$36,477,929	$—	$—	$—	$36,477,929
Gross amount of recognized liabilities for securities lending transactions					$36,477,929

Transamerica Large Cap Value
Securities Lending Transactions
Common Stocks	$50,676,451	$—	$—	$—	$50,676,451
Total Borrowings	$50,676,451	$—	$—	$—	$50,676,451
Gross amount of recognized liabilities for securities lending transactions					$50,676,451

Transamerica Mid Cap Growth
Securities Lending Transactions
Common Stocks	$41,327,085	$—	$—	$—	$41,327,085
Total Borrowings	$41,327,085	$—	$—	$—	$41,327,085
Gross amount of recognized liabilities for securities lending transactions					$41,327,085

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$39,772,551	$—	$—	$—	$39,772,551
Total Borrowings	$39,772,551	$—	$—	$—	$39,772,551
Gross amount of recognized liabilities for securities lending transactions					$39,772,551

Transamerica MLP & Energy Income
Securities Lending Transactions
Common Stocks	$58,698,227	$—	$—	$—	$58,698,227
Convertible Preferred Stocks	2,249,915	—	—	—	2,249,915
Corporate Debt Securities	254,048	—	—	—	254,048
Total Securities Lending Transactions	$61,202,190	$—	$—	$—	$61,202,190
Total Borrowings	$61,202,190	$—	$—	$—	$61,202,190
Gross amount of recognized liabilities for securities lending transactions					$61,202,190

Transamerica Multi-Cap Growth
Securities Lending Transactions
Common Stocks	$7,232,883	$—	$—	$—	$7,232,883
Total Borrowings	$7,232,883	$—	$—	$—	$7,232,883
Gross amount of recognized liabilities for securities lending transactions					$7,232,883

Transamerica Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$13,165,064	$—	$—	$—	$13,165,064
Corporate Debt Securities	2,416,778	—	—	—	2,416,778
Foreign Government Obligations	555,628	—	—	—	555,628
U.S. Government Obligations	126,208	—	—	—	126,208
Short-Term U.S. Government Obligations	2,176,167	—	—	—	2,176,167
Total Securities Lending Transactions	$18,439,845	$—	$—	$—	$18,439,845
Total Borrowings	$18,439,845	$—	$—	$—	$18,439,845
Gross amount of recognized liabilities for securities lending transactions					$18,439,845

Transamerica Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$32,331,833	$—	$—	$—	$32,331,833
Total Borrowings	$32,331,833	$—	$—	$—	$32,331,833
Gross amount of recognized liabilities for securities lending transactions					$32,331,833

Transamerica Small Cap Core
Securities Lending Transactions
Common Stocks	$6,126,995	$—	$—	$—	$6,126,995
Total Borrowings	$6,126,995	$—	$—	$—	$6,126,995
Gross amount of recognized liabilities for securities lending transactions					$6,126,995

Transamerica Small Cap Growth
Securities Lending Transactions
Common Stocks	$59,895,064	$—	$—	$—	$59,895,064
Total Borrowings	$59,895,064	$—	$—	$—	$59,895,064
Gross amount of recognized liabilities for securities lending transactions					$59,895,064

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Small Cap Value
Securities Lending Transactions
Common Stocks	$27,275,300	$—	$—	$—	$27,275,300
Total Borrowings	$27,275,300	$—	$—	$—	$27,275,300
Gross amount of recognized liabilities for securities lending transactions					$27,275,300

Transamerica Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$98,327,179	$—	$—	$—	$98,327,179
Total Borrowings	$98,327,179	$—	$—	$—	$98,327,179
Gross amount of recognized liabilities for securities lending transactions					$98,327,179

Transamerica Strategic High Income
Securities Lending Transactions
Common Stocks	$7,896,024	$—	$—	$—	$7,896,024
Preferred Stocks	130,166	—	—	—	130,166
Corporate Debt Securities	908,652	—	—	—	908,652
Total Securities Lending Transactions	$8,934,842	$—	$—	$—	$8,934,842
Total Borrowings	$8,934,842	$—	$—	$—	$8,934,842
Gross amount of recognized liabilities for securities lending transactions					$8,934,842

Transamerica Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$20,481,512	$—	$—	$—	$20,481,512
U.S. Government Obligations	609,130	—	—	—	609,130
Total Securities Lending Transactions	$21,090,642	$—	$—	$—	$21,090,642
Total Borrowings	$21,090,642	$—	$—	$—	$21,090,642
Gross amount of recognized liabilities for securities lending transactions					$21,090,642

Transamerica US Growth
Securities Lending Transactions
Common Stocks	$46,779,571	$—	$—	$—	$46,779,571
Total Borrowings	$46,779,571	$—	$—	$—	$46,779,571
Gross amount of recognized liabilities for securities lending transactions					$46,779,571

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica High Yield Bond and Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

As of April 30, 2016, transactions in written options are as follows:

	Call Options		Put Options
Transamerica Global Long/Short Equity	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at November 30, 2015 (A)	$—	—	$—	—
Options written	1,499	20	1,017	23
Options closed	(674)	(19)	—	—
Options expired	(825)	(1)	(1,017)	(23)
Options exercised	—	—	—	—
Balance at April 30, 2016	$—	—	$—	—

(A)	Fund commenced operations on November 30, 2015

	Call Options
Transamerica MLP & Energy Income	Amount of Premiums	Number of Contracts
Balance at October 31, 2015	$—	—
Options written	392,210	4,530
Options closed	(92,211)	(1,500)
Options expired	(185,677)	(1,780)
Options exercised	(114,322)	(1,250)
Balance at April 30, 2016	$—	—

Open option contracts at April 30, 2016, if any, are included within the Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2016, if any, are listed in the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Bond utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2016, if any, are listed in the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, in the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2016. Funds not listed in the below tables do not have any derivative investments during the period ended April 30, 2016.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Capital Growth
Purchased options and swaptions (A) (B)	$—	$212,684	$—	$—	$—	$212,684
Total	$—	$212,684	$—	$—	$—	$212,684

Transamerica Dynamic Allocation
Purchased options and swaptions (A) (B)	$—	$—	$292,545	$—	$—	$292,545
Total	$—	$—	$292,545	$—	$—	$292,545

Transamerica Emerging Markets Debt
Unrealized appreciation on forward foreign currency contracts	$—	$1,260,872	$—	$—	$—	$1,260,872
Total	$—	$1,260,872	$—	$—	$—	$1,260,872

Transamerica Global Bond
Unrealized appreciation on forward foreign currency contracts	$—	$692,290	$—	$—	$—	$692,290
Total	$—	$692,290	$—	$—	$—	$692,290

Transamerica Inflation Opportunities
Net unrealized appreciation on futures contracts (B) (C)	$20,769	$—	$—	$—	$—	$20,769
Total	$20,769	$—	$—	$—	$—	$20,769

Transamerica Unconstrained Bond
Net unrealized appreciation on futures contracts (B) (C)	$67,931	$—	$—	$—	$—	$67,931
Total	$67,931	$—	$—	$—	$—	$67,931

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Emerging Markets Debt
Unrealized depreciation on forward foreign currency contracts	$—	$(946,696)	$—	$—	$—	$(946,696)
Total	$—	$(946,696)	$—	$—	$—	$(946,696)

Transamerica Global Bond
Unrealized depreciation on forward foreign currency contracts	$—	$(219,147)	$—	$—	$—	$(219,147)
Total	$—	$(219,147)	$—	$—	$—	$(219,147)

Transamerica Inflation Opportunities
Net unrealized depreciation on futures contracts (B) (C)	$(86,883)	$—	$—	$—	$—	$(86,883)
Unrealized depreciation on forward foreign currency contracts	—	(229,945)	—	—	—	(229,945)
Total	$(86,883)	$(229,945)	$—	$—	$—	$(316,828)

Transamerica Multi-Managed Balanced
Net unrealized depreciation on futures contracts (B) (C)	$—	$—	$(51,633)	$—	$—	$(51,633)
Total	$—	$—	$(51,633)	$—	$—	$(51,633)

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Unconstrained Bond
Net unrealized depreciation on futures contracts (B) (C)	$(231,071)	$—	$—	$—	$—	$(231,071)
Total	$(231,071)	$—	$—	$—	$—	$(231,071)

(A)	Included within Investments, at value on the Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statements of Operations, categorized by primary market risk exposure as of April 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Bond
Futures contracts	$(694,103)	$—	$—	$—	$—	$(694,103)
Total	$(694,103)	$—	$—	$—	$—	$(694,103)

Transamerica Capital Growth
Purchased options and swaptions (A)	$—	$(602,326)	$—	$—	$—	$(602,326)
Total	$—	$(602,326)	$—	$—	$—	$(602,326)

Transamerica Dynamic Allocation
Purchased options and swaptions (A)	$—	$—	$(328,987)	$—	$—	$(328,987)
Total	$—	$—	$(328,987)	$—	$—	$(328,987)

Transamerica Emerging Markets Debt
Forward foreign currency contracts (B)	$—	$2,226,538	$—	$—	$—	$2,226,538
Total	$—	$2,226,538	$—	$—	$—	$2,226,538

Transamerica Global Bond
Forward foreign currency contracts (B)	$—	$962,269	$—	$—	$—	$962,269
Total	$—	$962,269	$—	$—	$—	$962,269

Transamerica Global Long/Short Equity
Purchased options and swaptions (A)	$—	$—	$3,572	$—	$—	$3,572
Written options and swaptions	—	—	1,549	—	—	1,549
Total	$—	$—	$5,121	$—	$—	$5,121

Transamerica Inflation Opportunities
Futures contracts	$(208,276)	$—	$—	$—	$—	$(208,276)
Forward foreign currency contracts (B)	—	(226,738)	—	—	—	(226,738)
Total	$(208,276)	$(226,738)	$—	$—	$—	$(435,014)

Transamerica MLP & Energy Income
Written options and swaptions	$—	$—	$131,953	$—	$—	$131,953
Total	$—	$—	$131,953	$—	$—	$131,953

Transamerica Multi-Cap Growth
Purchases options and swaptions (A)	$—	$429,637	$—	$—	$—	$429,637
Total	$—	$429,637	$—	$—	$—	$429,637

Transamerica Multi-Managed Balanced
Futures contracts	$—	$—	$283,896	$—	$—	$283,896
Total	$—	$—	$283,896	$—	$—	$283,896

Transamerica Unconstrained Bond
Futures contracts	$(93,065)	$—	$—	$—	$—	$(93,065)
Total	$(93,065)	$—	$—	$—	$—	$(93,065)

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Bond
Futures contracts	$164,873	$—	$—	$—	$—	$164,873
Total	$164,873	$—	$—	$—	$—	$164,873

Transamerica Capital Growth
Purchased options and swaptions (C)	$—	$(808,095)	$—	$—	$—	$(808,095)
Total	$—	$(808,095)	$—	$—	$—	$(808,095)

Transamerica Dynamic Allocation
Purchased options and swaptions (C)	$—	$—	$136,527	$—	$—	$136,527
Total	$—	$—	$136,527	$—	$—	$136,527

Transamerica Emerging Markets Debt
Forward foreign currency contracts (D)	$—	$24,028	$—	$—	$—	$24,028
Total	$—	$24,028	$—	$—	$—	$24,028

Transamerica Global Bond
Forward foreign currency contracts (D)	$—	$445,229	$—	$—	$—	$445,229
Total	$—	$445,229	$—	$—	$—	$445,229

Transamerica Inflation Opportunities
Futures contracts	$(22,878)	$—	$—	$—	$—	$(22,878)
Forward foreign currency contracts (D)	—	(689,911)	—	—	—	(689,911)
Total	$(22,878)	$(689,911)	$—	$—	$—	$(712,789)

Transamerica Multi-Cap Growth
Purchases options and swaptions (C)	$—	$(85,499)	$—	$—	$—	$(85,499)
Total	$—	$(85,499)	$—	$—	$—	$(85,499)

Transamerica Multi-Managed Balanced
Futures contracts	$—	$—	$(351,453)	$—	$—	$(351,453)
Total	$—	$—	$(351,453)	$—	$—	$(351,453)

Transamerica Unconstrained Bond
Futures contracts	$(228,722)	$—	$—	$—	$—	$(228,722)
Total	$(228,722)	$—	$—	$—	$—	$(228,722)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statements of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statements of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statements of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2016.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Fund	Calls	Puts	Calls	Puts	Long	Short	Purchased	Sold	Cross Currency
Transamerica Bond	$—	$—	$—	$—	—	(9,871,429)	$—	$—	$—
Transamerica Capital Growth	1,939,660	—	—	—	—	—	—	—	—
Transamerica Dynamic Allocation	—	383,831	—	—	—	—	—	—	—
Transamerica Emerging Markets Debt	—	—	—	—	—	—	67,371,062	76,684,857	1,025,074
Transamerica Global Bond	—	—	—	—	—	—	16,624,573	14,922,138	466,504
Transamerica Global Long/Short Equity	—	45	—	(3)	—	—	—	—	—
Transamerica Inflation Opportunities	—	—	—	—	—	(11,100,000)	65,809	18,924,628	—
Transamerica MLP & Energy Income	—	—	(55,470)	—	—	—	—	—	—
Transamerica Multi-Cap Growth	771,102	—	—	—	—	—	—	—	—
Transamerica Multi-Managed Balanced	—	—	—	—	3,407	—	—	—	—
Transamerica Unconstrained Bond	—	—	—	—	—	(26,242,857)	—	—	—

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2016. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the below table do not have master netting agreements for open derivative positions.

	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Transamerica Capital Growth
Royal Bank of Scotland PLC	$212,684	$—	$(212,684)	$—	$—	$—	$—	$—

Total	$212,684	$—	$(212,684)	$—	$—	$—	$—	$—

Transamerica Emerging Markets Debt
HSBC Bank USA	$38,235	$(38,235)	$—	$—	$286,283	$(38,235)	$—	$248,048
Other Derivatives (C)	1,222,637	—	—	1,222,637	660,413	—	—	660,413

Total	$1,260,872	$(38,235)	$—	$1,222,637	$946,696	$(38,235)	$—	$908,461

Transamerica Global Bond
HSBC Bank USA	$3,718	$(3,718)	$—	$—	$24,360	$(3,718)	$—	$20,642
Other Derivatives (C)	688,572	—	—	688,572	194,787	—	—	194,787

Total	$692,290	$(3,718)	$—	$688,572	$219,147	$(3,718)	$—	$215,429

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Commodity risk: The risk of investing in commodities, or instruments whose performance is linked to the price of an underlying commodity or commodity index, include regulatory, economic and political developments, weather events and natural disasters and market disruptions. The commodities markets may be subject to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in these sectors could have an adverse impact on an investment in MLPs. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of investments in such securities may decline if interest rates rise. The value of an investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

7. RISK FACTORS (continued)

period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities.

Municipal security risk: Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund focuses its investments in a single state or territory, it is subject to greater risk of adverse economic and regulatory changes in that state or territory than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the market values of these bonds to decline.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Transamerica Flexible Income, Transamerica Floating Rate, Transamerica High Yield Bond, Transamerica Money Market, Transamerica Multi-Managed Balanced, and Transamerica Short-Term Bond.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

As of April 30, 2016, the percentage of each Fund’s net assets owned by affiliated investors are as follows:

Transamerica Bond	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$56,630,237	11.72%
Transamerica Asset Allocation – Conservative VP	33,352,355	6.90
Transamerica Asset Allocation – Moderate Growth Portfolio	61,798,803	12.78
Transamerica Asset Allocation – Moderate Growth VP	95,939,836	19.85
Transamerica Asset Allocation – Moderate Portfolio	82,868,417	17.14
Transamerica Asset Allocation – Moderate VP	125,485,235	25.96
Transamerica International Moderate Growth VP	6,380,639	1.32
Transamerica Madison Balanced Allocation VP	3,684,163	0.76
Transamerica Madison Conservative Allocation VP	4,624,982	0.96
Total	$470,764,667	97.39%

Transamerica Capital Growth
Transamerica Asset Allocation – Conservative Portfolio	$24,063,788	2.30%
Transamerica Asset Allocation – Conservative VP	19,215,123	1.84
Transamerica Asset Allocation – Growth Portfolio	73,647,393	7.04
Transamerica Asset Allocation – Growth VP	32,889,449	3.14
Transamerica Asset Allocation – Moderate Growth Portfolio	110,605,581	10.57
Transamerica Asset Allocation – Moderate Growth VP	164,933,644	15.76
Transamerica Asset Allocation – Moderate Portfolio	58,174,082	5.56
Transamerica Asset Allocation – Moderate VP	142,687,246	13.63
Total	$626,216,306	59.84%

Transamerica Concentrated Growth
Transamerica Asset Allocation – Conservative Portfolio	$22,894,603	3.38%
Transamerica Asset Allocation – Conservative VP	64,318,901	9.49
Transamerica Asset Allocation – Growth Portfolio	67,793,349	10.00
Transamerica Asset Allocation – Growth VP	27,804,676	4.10
Transamerica Asset Allocation – Moderate Growth Portfolio	99,743,760	14.71
Transamerica Asset Allocation – Moderate Growth VP	122,332,664	18.05
Transamerica Asset Allocation – Moderate Portfolio	58,643,866	8.65
Transamerica Asset Allocation – Moderate VP	176,827,562	26.08
Total	$640,359,381	94.46%

Transamerica Dividend Focused
Transamerica Asset Allocation – Conservative Portfolio	$57,812,925	3.96%
Transamerica Asset Allocation – Conservative VP	78,164,917	5.35
Transamerica Asset Allocation – Growth Portfolio	188,711,832	12.92
Transamerica Asset Allocation – Growth VP	59,394,642	4.07
Transamerica Asset Allocation – Moderate Growth Portfolio	278,706,518	19.08
Transamerica Asset Allocation – Moderate Growth VP	246,836,579	16.90
Transamerica Asset Allocation – Moderate Portfolio	148,521,559	10.17
Transamerica Asset Allocation – Moderate VP	271,846,621	18.61
Total	$1,329,995,593	91.06%

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Emerging Markets Debt	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$14,320,790	1.99%
Transamerica Asset Allocation – Moderate Growth Portfolio	13,602,956	1.90
Transamerica Asset Allocation – Moderate Portfolio	25,857,226	3.60
Transamerica Multi-Manager Alternative Strategies Portfolio	14,708,021	2.05
Transamerica Multi-Manager Alternative Strategies VP	92,008	0.01
Total	$68,581,001	9.55%

Transamerica Emerging Markets Equity
Transamerica Asset Allocation – Conservative Portfolio	$5,964,673	2.62%
Transamerica Asset Allocation – Growth Portfolio	38,722,481	16.98
Transamerica Asset Allocation – Growth VP	9,455,132	4.15
Transamerica Asset Allocation – Moderate Growth Portfolio	55,970,416	24.54
Transamerica Asset Allocation – Moderate Growth VP	29,902,472	13.11
Transamerica Asset Allocation – Moderate Portfolio	28,501,532	12.49
Transamerica Asset Allocation – Moderate VP	34,065,772	14.93
Transamerica International Moderate Growth VP	13,581,795	5.95
Total	$216,164,273	94.77%

Transamerica Flexible Income
Transamerica Asset Allocation – Conservative Portfolio	$21,147,962	4.91%
Transamerica Asset Allocation – Conservative VP	66,475	0.01
Transamerica Asset Allocation – Moderate Growth Portfolio	45,093,076	10.47
Transamerica Asset Allocation – Moderate Growth VP	114,856	0.03
Transamerica Asset Allocation – Moderate Portfolio	58,482,942	13.59
Transamerica Multi-Manager Alternative Strategies Portfolio	3,006,402	0.70
Transamerica Multi-Manager Alternative Strategies VP	21,718	0.01
Total	$127,933,431	29.72%

Transamerica Floating Rate
Transamerica Asset Allocation – Conservative Portfolio	$18,955,042	5.23%
Transamerica Asset Allocation – Conservative VP	39,204,475	10.81
Transamerica Asset Allocation – Moderate Growth Portfolio	28,879,967	7.96
Transamerica Asset Allocation – Moderate Growth VP	74,538,547	20.55
Transamerica Asset Allocation – Moderate Portfolio	31,447,987	8.67
Transamerica Asset Allocation – Moderate VP	128,335,323	35.38
Transamerica International Moderate Growth VP	14,716,769	4.06
Total	$336,078,110	92.66%

Transamerica Global Bond
Transamerica Asset Allocation – Moderate Growth VP	$45,213,838	97.37%
Total	$45,213,838	97.37%

Transamerica Global Equity
Transamerica Asset Allocation – Growth VP	$24,388,465	7.22%
Transamerica Asset Allocation – Moderate Growth VP	85,729,715	25.39
Transamerica Asset Allocation – Moderate VP	60,873,972	18.02
Transamerica International Moderate Growth VP	35,566,228	10.53
Total	$206,558,380	61.16%

Transamerica Global Long/Short Equity
Transamerica Asset Allocation – Growth VP	$6,503,000	41.97%
Transamerica Multi-Manager Alternative Strategies Portfolio	4,332,964	27.96
Transamerica Multi-Manager Alternative Strategies VP	27,417	0.18
Total	$10,863,381	70.11%

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Growth	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$37,504,473	8.46%
Transamerica Asset Allocation – Growth Portfolio	116,178,792	26.19
Transamerica Asset Allocation – Moderate Growth Portfolio	173,010,697	39.01
Transamerica Asset Allocation – Moderate Portfolio	89,731,555	20.23
Total	$416,425,517	93.89%

Transamerica High Yield Bond
Transamerica Asset Allocation – Conservative Portfolio	$17,478,577	1.63%
Transamerica Asset Allocation – Conservative VP	51,482,680	4.80
Transamerica Asset Allocation – Moderate Growth Portfolio	25,909,727	2.42
Transamerica Asset Allocation – Moderate Growth VP	290,132,120	27.04
Transamerica Asset Allocation – Moderate Portfolio	21,861,396	2.04
Transamerica Asset Allocation – Moderate VP	234,510,825	21.86
Transamerica International Moderate Growth VP	47,147,958	4.40
Transamerica Multi-Manager Alternative Strategies Portfolio	34,905,853	3.25
Transamerica Multi-Manager Alternative Strategies VP	252,158	0.02
Total	$723,681,294	67.46%

Transamerica Income & Growth
Transamerica Asset Allocation – Conservative VP	$15,029,675	4.44%
Transamerica Asset Allocation – Moderate Growth VP	72,770,084	21.48
Transamerica Asset Allocation – Moderate VP	72,278,876	21.34
Transamerica International Moderate Growth VP	41,931,495	12.38
Total	$202,010,130	59.64%

Transamerica Inflation Opportunities
Transamerica Asset Allocation – Conservative Portfolio	$46,231,370	25.72%
Transamerica Asset Allocation – Moderate Growth Portfolio	47,246,268	26.29
Transamerica Asset Allocation – Moderate Portfolio	56,049,858	31.18
Total	$149,527,496	83.19%

Transamerica International Equity
Transamerica Asset Allocation – Conservative Portfolio	$22,757,088	0.85%
Transamerica Asset Allocation – Conservative VP	23,364,918	0.87
Transamerica Asset Allocation – Growth Portfolio	95,569,144	3.58
Transamerica Asset Allocation – Growth VP	56,541,268	2.12
Transamerica Asset Allocation – Moderate Growth Portfolio	135,827,547	5.09
Transamerica Asset Allocation – Moderate Growth VP	187,177,699	7.01
Transamerica Asset Allocation – Moderate Portfolio	66,561,224	2.49
Transamerica Asset Allocation – Moderate VP	176,986,951	6.63
Transamerica International Moderate Growth VP	101,296,638	3.79
Total	$866,082,477	32.43%

Transamerica International Small Cap Value
Transamerica Asset Allocation – Conservative Portfolio	$8,049,882	0.91%
Transamerica Asset Allocation – Conservative VP	29,279,823	3.30
Transamerica Asset Allocation – Growth Portfolio	34,132,183	3.85
Transamerica Asset Allocation – Growth VP	42,484,261	4.80
Transamerica Asset Allocation – Moderate Growth Portfolio	47,792,331	5.40
Transamerica Asset Allocation – Moderate Growth VP	167,362,202	18.89
Transamerica Asset Allocation – Moderate Portfolio	23,699,564	2.68
Transamerica Asset Allocation – Moderate VP	146,233,473	16.51
Transamerica International Moderate Growth VP	84,582,427	9.55
Transamerica Multi-Manager Alternative Strategies Portfolio	11,201,638	1.26
Transamerica Multi-Manager Alternative Strategies VP	79,789	0.01
Total	$594,897,573	67.16%

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Large Cap Value	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$61,612,340	3.19%
Transamerica Asset Allocation – Conservative VP	75,042,570	3.89
Transamerica Asset Allocation – Growth Portfolio	206,263,794	10.69
Transamerica Asset Allocation – Growth VP	131,308,334	6.81
Transamerica Asset Allocation – Moderate Growth Portfolio	299,521,671	15.52
Transamerica Asset Allocation – Moderate Growth VP	471,072,554	24.42
Transamerica Asset Allocation – Moderate Portfolio	157,862,421	8.18
Transamerica Asset Allocation – Moderate VP	414,325,390	21.47
Total	$1,817,009,074	94.17%

Transamerica Mid Cap Growth
Transamerica Asset Allocation – Conservative VP	$29,589,200	5.82%
Transamerica Asset Allocation – Growth VP	54,738,142	10.77
Transamerica Asset Allocation – Moderate Growth VP	236,417,481	46.53
Transamerica Asset Allocation – Moderate VP	182,527,750	35.93
Total	$503,272,573	99.05%

Transamerica Mid Cap Value Opportunities
Transamerica Asset Allocation – Conservative Portfolio	$5,211,336	0.51%
Transamerica Asset Allocation – Conservative VP	40,015,172	3.90
Transamerica Asset Allocation – Growth Portfolio	30,823,059	3.00
Transamerica Asset Allocation – Growth VP	98,733,241	9.61
Transamerica Asset Allocation – Moderate Growth Portfolio	48,938,540	4.77
Transamerica Asset Allocation – Moderate Growth VP	269,126,018	26.20
Transamerica Asset Allocation – Moderate Portfolio	23,673,151	2.30
Transamerica Asset Allocation – Moderate VP	241,855,684	23.54
Transamerica Madison Balanced Allocation VP	765,882	0.07
Transamerica Madison Conservative Allocation VP	371,143	0.04
Total	$759,513,226	73.94%

Transamerica MLP & Energy Income
Transamerica Asset Allocation – Conservative Portfolio	$15,710,164	2.57%
Transamerica Asset Allocation – Conservative VP	15,824,044	2.58
Transamerica Asset Allocation – Growth Portfolio	71,512,045	11.68
Transamerica Asset Allocation – Growth VP	26,540,001	4.34
Transamerica Asset Allocation – Moderate Growth Portfolio	94,384,495	15.42
Transamerica Asset Allocation – Moderate Growth VP	113,674,108	18.57
Transamerica Asset Allocation – Moderate Portfolio	48,045,787	7.85
Transamerica Asset Allocation – Moderate VP	104,955,639	17.15
Total	$490,646,283	80.16%

Transamerica Money Market
Transamerica Asset Allocation – Conservative VP	$473,193	0.20%
Transamerica Asset Allocation – Moderate Growth VP	32,217	0.01
Transamerica Asset Allocation – Moderate VP	22,558,319	9.51
Transamerica International Moderate Growth VP	21,074	0.01
Total	$23,084,803	9.73%

Transamerica Multi-Cap Growth
Transamerica Asset Allocation – Conservative Portfolio	$15,153,385	5.11%
Transamerica Asset Allocation – Growth Portfolio	41,090,210	13.86
Transamerica Asset Allocation – Moderate Growth Portfolio	75,505,894	25.46
Transamerica Asset Allocation – Moderate Portfolio	41,114,573	13.86
Total	$172,864,062	58.29%

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Short-Term Bond	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$65,887,552	2.05%
Transamerica Asset Allocation – Conservative VP	100,844,638	3.14
Transamerica Asset Allocation – Moderate Growth Portfolio	43,326,434	1.35
Transamerica Asset Allocation – Moderate Portfolio	78,076,609	2.44
Transamerica Asset Allocation – Moderate VP	383,714,336	11.96
Transamerica BlackRock Tactical Allocation VP	20,048,159	0.63
Transamerica International Moderate Growth VP	382,892	0.01
Transamerica Madison Balanced Allocation VP	3,300,841	0.10
Transamerica Madison Conservative Allocation VP	4,678,498	0.15
Transamerica Multi-Manager Alternative Strategies Portfolio	29,320,115	0.91
Transamerica Multi-Manager Alternative Strategies VP	195,318	0.01
Total	$729,775,392	22.75%

Transamerica Small Cap Core
Transamerica Asset Allocation – Conservative Portfolio	$5,877,902	6.45%
Transamerica Asset Allocation – Conservative VP	10,733,770	11.78
Transamerica Asset Allocation – Growth Portfolio	4,108,061	4.51
Transamerica Asset Allocation – Growth VP	5,161,555	5.66
Transamerica Asset Allocation – Moderate Growth Portfolio	17,369,248	19.05
Transamerica Asset Allocation – Moderate Growth VP	18,770,555	20.59
Transamerica Asset Allocation – Moderate Portfolio	10,387,993	11.40
Transamerica Asset Allocation – Moderate VP	16,136,083	17.70
Total	$88,545,167	97.14%

Transamerica Small Cap Growth
Transamerica Asset Allocation – Conservative Portfolio	$2,725,443	0.71%
Transamerica Asset Allocation – Conservative VP	14,908,146	3.87
Transamerica Asset Allocation – Growth Portfolio	19,487,127	5.05
Transamerica Asset Allocation – Growth VP	18,522,897	4.80
Transamerica Asset Allocation – Moderate Growth Portfolio	15,069,047	3.91
Transamerica Asset Allocation – Moderate Growth VP	136,419,965	35.38
Transamerica Asset Allocation – Moderate Portfolio	9,206,920	2.39
Transamerica Asset Allocation – Moderate VP	152,637,419	39.59
Total	$368,976,964	95.70%

Transamerica Small Cap Value
Transamerica Asset Allocation – Conservative Portfolio	$5,566,544	1.85%
Transamerica Asset Allocation – Conservative VP	7,704,843	2.56
Transamerica Asset Allocation – Growth Portfolio	40,867,028	13.56
Transamerica Asset Allocation – Growth VP	17,116,645	5.68
Transamerica Asset Allocation – Moderate Growth Portfolio	31,447,283	10.43
Transamerica Asset Allocation – Moderate Growth VP	81,473,211	27.03
Transamerica Asset Allocation – Moderate Portfolio	19,159,222	6.36
Transamerica Asset Allocation – Moderate VP	87,545,265	29.05
Total	$290,880,041	96.52%

Transamerica Unconstrained Bond
Transamerica Asset Allocation – Conservative VP	$24,921,113	15.30%
Transamerica Asset Allocation – Moderate Growth VP	45,696,083	28.04
Transamerica Asset Allocation – Moderate VP	85,987,937	52.77
Transamerica Multi-Manager Alternative Strategies Portfolio	5,977,191	3.67
Transamerica Multi-Manager Alternative Strategies VP	34,335	0.02
Total	$162,616,659	99.80%

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica US Growth	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$26,564,521	2.46%
Transamerica Asset Allocation – Growth Portfolio	81,454,938	7.55
Transamerica Asset Allocation – Moderate Growth Portfolio	122,634,013	11.36
Transamerica Asset Allocation – Moderate Portfolio	62,946,871	5.83
Total	$293,600,343	27.20%

Investment management fees: Effective March 1, 2016, TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations. Prior to March 1, 2016, each Fund paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statements of Operations. Administrative services were provided to the Funds by TFS prior to March 1, 2016.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Fund	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
Transamerica Bond
First $200 million	0.7050%	0.6750%
Over $200 million up to $750 million	0.6550	0.6250
Over $750 million	0.6050	0.5750
Transamerica Capital Growth
First $500 million	0.8300	0.8000
Over $500 million	0.7050	0.6750
Transamerica Concentrated Growth
First $650 million	0.6800	0.6500
Over $650 million up to $1.15 billion	0.6600	0.6300
Over $1.15 billion	0.6050	0.5750
Transamerica Dividend Focused
First $200 million	0.7800	0.7500
Over $200 million up to $500 million	0.6800	0.6500
Over $500 million	0.6300	0.6000
Transamerica Dynamic Allocation
First $250 million	0.5800	0.5500
Over $250 million up to $500 million	0.5700	0.5400
Over $500 million up to $1.5 billion	0.5600	0.5300
Over $1.5 billion up to $2.5 billion	0.5500	0.5200
Over $2.5 billion	0.5400	0.5100
Transamerica Dynamic Income
First $500 million	0.5000	0.4700
Over $500 million up to $1 billion	0.4900	0.4700
Over $1 billion up to $1.5 billion	0.4800	0.4500
Over $1.5 billion up to $2 billion	0.4700	0.4500
Over $2 billion up to $2.5 billion	0.4600	0.4300
Over $2.5 billion	0.4500	0.4300
Transamerica Emerging Markets Debt
First $400 million	0.6300	0.6000
Over $400 million	0.6100	0.5800
Transamerica Emerging Markets Equity
First $250 million	0.9800	0.9500
Over $250 million up to $500 million	0.9600	0.9300
Over $500 million	0.9300	0.9000

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
Transamerica Flexible Income
First $250 million	0.5050%	0.4750%
Over $250 million up to $350 million	0.4550	0.4250
Over $350 million	0.4300	0.4000
Transamerica Floating Rate
First $1 billion	0.6400	0.6100
Over $1 billion up to $1.5 billion	0.6200	0.5900
Over $1.5 billion up to $2 billion	0.6000	0.5700
Over $2 billion	0.5900	0.5600
Transamerica Global Bond
First $750 million	0.5700	0.5400
Over $750 million up to $1.5 billion	0.5500	0.5200
Over $1.5 billion	0.5400	0.5100
Transamerica Global Equity
First $250 million	0.8400	0.8100
Over $250 million up to $500 million	0.8300	0.8000
Over $500 million up to $1 billion	0.8200	0.7900
Over $1 billion up to $2 billion	0.8100	0.7800
Over $2 billion up to $2.5 billion	0.7950	0.7650
Over $2.5 billion	0.7900	0.7600
Transamerica Global Long/Short Equity (A)
First $150 million	1.0300
Over $150 million up to $300 million	1.0050
Over $300 million	0.9800
Transamerica Growth
First $250 million	0.8300	0.8000
Over $250 million up to $500 million	0.7800	0.7500
Over $500 million up to $1 billion	0.7300	0.7000
Over $1 billion	0.6300	0.6000
Transamerica High Yield Bond
First $1.25 billion	0.5800	0.5500
Over $1.25 billion up to $2 billion	0.5550	0.5250
Over $2 billion	0.5300	0.5000
Transamerica High Yield Muni
First $500 million	0.5400	0.5100
Over $500 million up to $1 billion	0.5300	0.5000
Over $1 billion	0.5000	0.4700
Transamerica Income & Growth
First $500 million	0.7000	0.6700
Over $500 million up to $1 billion	0.6800	0.6500
Over $1 billion up to $1.5 billion	0.6600	0.6300
Over $1.5 billion	0.6300	0.6000
Transamerica Inflation Opportunities
First $200 million	0.5800	0.5500
Over $200 million up to $500 million	0.5700	0.5400
Over $500 million	0.5400	0.5100
Transamerica Intermediate Muni
First $150 million	0.4700	0.4400
Over $150 million up to $350 million	0.4500	0.4200
Over $350 million up to $650 million	0.4400	0.4100
Over $650 million up to $1 billion	0.4200	0.3900
Over $1 billion	0.3900	0.3600

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
Transamerica International Equity
First $500 million	0.7700%	0.7400%
Over $500 million up to $1 billion	0.7500	0.7200
Over $1 billion up to $2 billion	0.7200	0.6900
Over $2 billion	0.6900	0.6600
Transamerica International Small Cap Value
First $300 million	0.9550	0.9250
Over $300 million up to $750 million	0.9300	0.9000
Over $750 million	0.8800	0.8500
Transamerica Large Cap Value
First $750 million	0.6800	0.6500
Over $750 million up to $1 billion	0.6500	0.6200
Over $1 billion	0.6300	0.6000
Transamerica Mid Cap Growth
First $1 billion	0.7500	0.7200
Over $1 billion	0.7300	0.7000
Transamerica Mid Cap Value Opportunities
First $750 million	0.7000	0.6700
Over $750 million up to $1.5 billion	0.6950	0.6650
Over $1.5 billion up to $2 billion	0.6850	0.6550
Over $2 billion	0.6775	0.6475
Transamerica MLP & Energy Income
First $250 million	1.1300	1.1000
Over $250 million up to $500 million	1.0800	1.0500
Over $500 million up to $1 billion	1.0100	0.9800
Over $1 billion up to $2 billion	0.9100	0.8800
Over $2 billion	0.8500	0.8200
Transamerica Money Market	0.4300	0.4000
Transamerica Multi-Cap Growth
First $250 million	0.7000	0.8000
Over $250 million up to $500 million	0.7000	0.7500
Over $500 million up to $700 million	0.7000	0.7000
Over $700 million up to $1.5 billion	0.6900	0.7000
Over $1.5 billion up to $3 billion	0.6700	0.7000
Over $3 billion	0.6300	0.7000
Transamerica Multi-Managed Balanced
First $1 billion	0.6800	0.6500
Over $1 billion	0.6300	0.6000
Transamerica Short-Term Bond
First $250 million	0.5800	0.5500
Over $250 million up to $500 million	0.5300	0.5000
Over $500 million up to $1 billion	0.5050	0.4750
Over $1 billion	0.4800	0.4500
Transamerica Small Cap Core
First $300 million	0.8300	0.8000
Over $300 million	0.8000	0.7700
Transamerica Small Cap Growth
First $300 million	0.8700	0.8400
Over $300 million	0.8300	0.8000

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
Transamerica Small Cap Value
First $250 million	0.8500%	0.8200%
Over $250 million up to $500 million	0.8100	0.7800
Over $500 million up to $750 million	0.7800	0.7500
Over $750 million	0.7550	0.7250
Transamerica Small/Mid Cap Value
First $500 million	0.8300	0.8000
Over $500 million	0.7800	0.7500
Transamerica Strategic High Income
First $600 million	0.6900	0.6600
Over $600 million up to $1 billion	0.6600	0.6300
Over $1 billion up to $2 billion	0.6300	0.6000
Over $2 billion	0.6150	0.5850
Transamerica Unconstrained Bond
First $1 billion	0.6700	0.6400
Over $1 billion up to $2 billion	0.6550	0.6250
Over $2 billion	0.6500	0.6200
Transamerica US Growth
First $150 million	0.7300	0.7000
Over $150 million up to $650 million	0.7000	0.6700
Over $650 million up to $1.15 billion	0.6800	0.6500
Over $1.15 billion up to $2 billion	0.6550	0.6250
Over $2 billion up to $3 billion	0.6400	0.6100
Over $3 billion up to $4 billion	0.6300	0.6000
Over $4 billion	0.6100	0.5800

(A)	Transamerica Global Long/Short Equity commenced operations on November 30, 2015 and has paid TAM at the stated breakpoints and rates since the commencement date.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. Funds not listed in the below table do not have an operating expense limit.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Transamerica Bond	0.71%	March 1, 2017
Transamerica Capital Growth	1.20	March 1, 2017
Transamerica Concentrated Growth	0.95	March 1, 2017
Transamerica Dividend Focused	0.90	March 1, 2017
Transamerica Dynamic Allocation	0.85	March 1, 2017
Transamerica Dynamic Income	0.67	March 1, 2017
Transamerica Emerging Markets Debt	1.00	March 1, 2017
Transamerica Emerging Markets Equity	1.50	March 1, 2017
Transamerica Flexible Income	0.85	March 1, 2017
Transamerica Floating Rate	0.80	March 1, 2017
Transamerica Global Bond	0.75	March 1, 2017
Transamerica Global Equity	1.10	March 1, 2017
Transamerica Global Long/Short Equity	1.55	March 1, 2017
Transamerica High Yield Bond	0.95	March 1, 2017
Transamerica High Yield Muni	0.76	March 1, 2017
Transamerica Income & Growth	0.93	March 1, 2017
Transamerica Inflation Opportunities	0.75	March 1, 2017

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Transamerica Intermediate Muni	0.71%	March 1, 2017
Transamerica International Equity	1.10	March 1, 2017
Transamerica International Small Cap Value	1.22	March 1, 2017
Transamerica Large Cap Value	0.95	March 1, 2017
Transamerica Mid Cap Growth	1.05	March 1, 2017
Transamerica Mid Cap Value Opportunities	0.95	March 1, 2017
Transamerica MLP & Energy Income	1.35	March 1, 2017
Transamerica Money Market	0.48	March 1, 2017
Transamerica Multi-Cap Growth
Effective March 1, 2016	1.00	March 1, 2017
Prior to March 1, 2016	1.40
Transamerica Multi-Managed Balanced
Effective March 1, 2016	1.15	March 1, 2017
Prior to March 1, 2016	1.20
Transamerica Short-Term Bond
Effective March 1, 2016	0.75	March 1, 2017
Prior to March 1, 2016	0.80
Transamerica Small Cap Core	1.05	March 1, 2017
Transamerica Small Cap Growth	1.15	March 1, 2017
Transamerica Small Cap Value	1.05	March 1, 2017
Transamerica Small/Mid Cap Value	1.15	March 1, 2017
Transamerica Strategic High Income	0.95	March 1, 2017
Transamerica Unconstrained Bond	0.95	March 1, 2017
Transamerica US Growth	1.17	March 1, 2017

TAM is entitled to recapture expenses paid by the Funds for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Funds operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended April 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of April 30, 2016, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available from Fiscal Years
Fund	2013	2014	2015	2016	Total
Transamerica Bond
Fund Level	$—	$—	$—	$36,340	$36,340
Class I2	—	—	—	19,803	19,803
Class R6	—	—	—	3	3
Transamerica Capital Growth
Class B	1,999	179	60	479	2,717
Transamerica Dynamic Allocation
Fund Level	54,123	13,272	31,620	13,414	112,429
Class A	—	14,291	22,664	10,099	47,054
Class C	—	11,573	16,641	7,475	35,689
Class I	—	5,035	5,631	1,562	12,228
Transamerica Dynamic Income
Class A	—	—	—	676	676
Class C	—	—	—	13,989	13,989
Transamerica Flexible Income
Class B	—	—	—	254	254
Transamerica Floating Rate
Fund Level	—	1,291	—	—	1,291
Class A	—	—	2,024	1,502	3,526
Class C	—	1,163	1,907	801	3,871
Class I	—	—	735	2,006	2,741

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

	Amounts Available from Fiscal Years
Fund	2013	2014	2015	2016	Total
Transamerica Global Bond
Fund Level	$—	$—	$48,585	$73,276	$121,861
Class A	—	—	470	187	657
Class C	—	—	373	167	540
Class I	—	—	758	217	975
Class I2	—	—	50,200	1,627	51,827
Transamerica Global Equity
Class A	—	3,697	14,726	6,036	24,459
Class B	2,924	7,366	9,073	3,852	23,215
Class C	—	—	5,637	12,278	17,915
Transamerica Global Long/Short Equity
Fund Level	—	—	—	146,807	146,807
Class A	—	—	—	32	32
Class I	—	—	—	997	997
Class I2	—	—	—	294	294
Transamerica High Yield Muni
Fund Level	51,494	74,946	49,116	—	175,556
Class A	—	6,932	8,150	5,053	20,135
Class C	—	4,902	2,336	670	7,908
Class I	—	14,035	12,458	5,195	31,688
Transamerica Inflation Opportunities
Class A	—	—	—	19	19
Class C	—	—	111	61	172
Class I	—	125	111	80	316
Transamerica International Equity
Class A	—	—	46,835	1,703	48,538
Transamerica MLP & Energy Income
Class A	—	—	—	5,421	5,421
Class C	—	—	—	6,506	6,506
Transamerica Multi-Cap Growth
Class A	—	—	—	21,020	21,020
Class B	—	—	—	2,815	2,815
Class C	—	—	—	3,306	3,306
Transamerica Multi-Managed Balanced
Class B	—	—	—	78	78
Transamerica Small Cap Core
Class A	—	—	—	276	276
Class C	—	—	—	81	81
Class I	—	—	—	123	123
Transamerica Small Cap Value
Class A	—	—	—	461	461
Transamerica Strategic High Income
Fund Level	—	22,382	12,013	7,416	41,811
Class A	—	—	2,486	540	3,026
Class C	—	—	1,397	675	2,072
Class I	—	—	39,962	16,489	56,451
Class I2	—	—	7,315	—	7,315
Transamerica Unconstrained Bond
Class I	—	—	224	25	249
Transamerica US Growth
Class B	—	—	—	1,024	1,024

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

In addition to the advisory fee waiver for Transamerica Money Market, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Money Market in order to avoid a negative yield. At any point in which Transamerica Money Market, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed within the succeeding 36 months pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Money Market to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the class level Expenses waived and/or reimbursed within the Statements of Operations.

For the period and years ended April 30, 2016, October 31, 2015, and October 31, 2014, the amounts waived were as follows:

Transamerica Money Market	2016 Amount Waived	2016 Percentage Waived	2015 Amount Waived	2015 Percentage Waived	2014 Amount Waived	2014 Percentage Waived
Fund Level	$41,488	0.04%	$354,596	0.22%	$520,745	0.27%
Class A	152,658	0.23	202,622	0.24	232,884	0.26
Class B	10,671	0.98	29,007	1.00	48,467	0.99
Class C	114,751	0.98	220,698	0.99	255,779	0.99

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

Each Fund is authorized under the 12b-1 plans to pay fees to TCI based on daily ANA of each class up to the following rates:

Class (A)	Rate
Class A	0.25%
Class B	1.00
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2, Class R6, and Class T.

TAM has contractually agreed to waive a portion of the 12b-1 fees at the following rates:

Fund	Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
Transamerica High Yield Muni	0.10%	0.25%	March 1, 2017
Transamerica Intermediate Muni	0.10	0.25	March 1, 2017

Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class B and Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2016, underwriter commissions received by TCI from the various sales charges are as follows:

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Transamerica Capital Growth
Class A	$339,630	$30
Class B	—	174
Class C	—	7,908
Transamerica Concentrated Growth
Class A	2,236	—
Class C	—	19
Transamerica Dividend Focused
Class A	26,598	37
Class C	—	44
Transamerica Dynamic Allocation
Class A	18,765	—
Class C	—	297

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Transamerica Dynamic Income
Class A	$37,286	$5,209
Class C	—	13,395
Transamerica Emerging Markets Debt
Class A	3,850	11
Class C	—	2,001
Transamerica Emerging Markets Equity
Class A	1,636	20
Class C	—	5
Transamerica Flexible Income
Class A	43,804	479
Class B	—	57
Class C	—	2,406
Transamerica Floating Rate
Class A	3,119	—
Class C	—	532
Transamerica Global Bond
Class A	307	—
Transamerica Global Equity
Class A	16,053	—
Class B	—	175
Class C	—	519
Transamerica Global Long/Short Equity
Class A	10	—
Transamerica High Yield Bond
Class A	79,737	463
Class B	—	2,905
Class C	—	12,749
Transamerica High Yield Muni
Class A	80,828	—
Class C	—	654
Transamerica Income & Growth
Class A	46,691	—
Class C	—	11,872
Transamerica Inflation Opportunities
Class A	462	—
Transamerica Intermediate Muni
Class A	572,595	8,066
Class C	—	12,044
Transamerica International Equity
Class A	119,466	27
Class C	—	8,517
Transamerica Large Cap Value
Class A	84,017	—
Class C	—	206
Transamerica Mid Cap Growth
Class A	4,570	11
Transamerica Mid Cap Value Opportunities
Class A	28,687	—
Class C	—	498

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Transamerica Multi-Cap Growth
Class A	$28,640	$—
Class B	—	459
Class C	—	215
Transamerica MLP & Energy Income
Class A	108,499	11
Class C	—	6,799
Transamerica Money Market
Class A	927	634
Class B	—	1,105
Class C	—	4,114
Transamerica Multi-Managed Balanced
Class A	423,020	70
Class B	—	190
Class C	—	16,502
Transamerica Short-Term Bond
Class A	143,571	20,358
Class C	—	43,508
Transamerica Small Cap Core
Class A	1,261	—
Transamerica Small Cap Growth
Class A	4,951	20
Class C	—	130
Transamerica Small Cap Value
Class A	2,225	—
Transamerica Small/Mid Cap Value
Class A	109,900	—
Class B	—	257
Class C	—	6,222
Transamerica Strategic High Income
Class A	4,204	—
Transamerica US Growth
Class A	107,663	—
Class B	—	1,612
Class C	—	2,514

Administrative service fees: Effective March 1, 2016, the Funds each pay a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statements of Operations. Prior to March 1, 2016, the Funds had a separate administration service fee agreement with TFS pursuant to which the Funds paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statements of Operations. The Legal fees included within the Statements of Assets and Liabilities and Statements of Operations represent expenses paid for external legal services.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Transfer agent fees paid and the amounts due to TFS for the period ended April 30, 2016 are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Transamerica Bond	$19,807	$2,818
Transamerica Capital Growth	309,919	38,608
Transamerica Concentrated Growth	28,618	5,995
Transamerica Dividend Focused	51,006	9,599

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Fees Paid to TFS	Fees Due to TFS
Transamerica Dynamic Allocation	$18,501	$3,445
Transamerica Dynamic Income	261,855	41,928
Transamerica Emerging Markets Debt	352,622	61,345
Transamerica Emerging Markets Equity	11,841	1,805
Transamerica Flexible Income	172,584	24,516
Transamerica Floating Rate	18,951	2,728
Transamerica Global Bond	2,151	346
Transamerica Global Equity	132,177	15,594
Transamerica Global Long/Short Equity	1,275	252
Transamerica Growth	17,044	2,674
Transamerica High Yield Bond	192,336	32,190
Transamerica High Yield Muni	26,057	3,971
Transamerica Income & Growth	101,350	15,722
Transamerica Inflation Opportunities	7,527	1,147
Transamerica Intermediate Muni	239,807	46,339
Transamerica International Equity	955,120	214,000
Transamerica International Small Cap Value	181,279	26,974
Transamerica Large Cap Value	99,293	15,216
Transamerica Mid Cap Growth	20,846	3,358
Transamerica Mid Cap Value Opportunities	125,927	22,196
Transamerica MLP & Energy Income	106,263	19,732
Transamerica Money Market	160,012	30,199
Transamerica Multi-Cap Growth	201,628	35,179
Transamerica Multi-Managed Balanced	358,126	49,599
Transamerica Short-Term Bond	1,017,979	137,473
Transamerica Small Cap Core	5,539	717
Transamerica Small Cap Growth	20,750	2,825
Transamerica Small Cap Value	15,006	2,041
Transamerica Small/Mid Cap Value	690,541	98,213
Transamerica Strategic High Income	16,923	2,942
Transamerica Unconstrained Bond	6,341	978
Transamerica US Growth	730,274	123,136

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser.

For the period ended April 30, 2016, brokerage commissions are listed below. Funds not listed in the below table do not have brokerage commissions.

Fund	Commissions
Transamerica Capital Growth	$214

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Transamerica Bond	$58,521,264	$14,296,392	$314,671,188	$39,971,770
Transamerica Capital Growth	232,606,706	—	475,263,912	—
Transamerica Concentrated Growth	327,377,538	—	93,896,000	—
Transamerica Dividend Focused	469,730,221	—	5,484,495	—
Transamerica Dynamic Allocation	27,599,586	—	32,214,995	—
Transamerica Dynamic Income	63,020,781	—	216,124,992	—
Transamerica Emerging Markets Debt	790,883,269	—	790,984,079	—
Transamerica Emerging Markets Equity	47,105,538	—	84,361,616	—
Transamerica Flexible Income	25,268,991	24,884,809	234,722,871	48,492,328
Transamerica Floating Rate	84,262,562	—	62,296,325	—
Transamerica Global Bond	28,105,410	5,371,543	22,924,612	7,923,669
Transamerica Global Equity	122,803,162	—	79,027,963	—
Transamerica Global Long/Short Equity (A)	43,157,384	—	33,450,107	—
Transamerica Growth	82,657,766	—	121,337,441	—
Transamerica High Yield Bond	299,772,146	—	282,950,155	—
Transamerica High Yield Muni	52,573,169	—	14,947,221	—
Transamerica Income & Growth	131,588,420	—	326,623,905	—
Transamerica Inflation Opportunities	17,393,379	17,844,094	54,283,370	37,049,339
Transamerica Intermediate Muni	616,283,221	—	98,480,026	—
Transamerica International Equity	1,014,797,414	—	200,285,885	—
Transamerica International Small Cap Value	122,144,985	—	160,803,489	—
Transamerica Large Cap Value	1,357,439,061	—	1,349,675,310	—
Transamerica Mid Cap Growth	339,574,050	—	189,242,085	—
Transamerica Mid Cap Value Opportunities	451,579,587	—	117,955,624	—
Transamerica MLP & Energy Income	281,128,848	—	146,707,474	—
Transamerica Multi-Cap Growth	293,421,866	—	405,878,128	—
Transamerica Multi-Managed Balanced	115,033,321	17,012,451	68,271,449	10,179,741
Transamerica Short-Term Bond	590,685,064	—	1,100,373,310	6,723
Transamerica Small Cap Core	46,246,859	—	192,195,079	—
Transamerica Small Cap Growth	80,789,605	—	217,396,526	—
Transamerica Small Cap Value	181,863,786	—	317,276,989	—
Transamerica Small/Mid Cap Value	293,692,702	—	379,578,755	—
Transamerica Strategic High Income	15,015,376	—	9,451,352	—
Transamerica Unconstrained Bond	48,524,177	4,444,611	83,250,532	6,515,414
Transamerica US Growth	185,330,027	—	236,431,253	—

(A)	Fund includes securities sold short

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

11. REORGANIZATION

Transamerica Dynamic Allocation: Following the close of business on July 1, 2015, Transamerica Dynamic Allocation acquired all of the net assets of Transamerica Dynamic Allocation II pursuant to a Plan of Reorganization. Transamerica Dynamic Allocation is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 969,199 shares of Transamerica Dynamic Allocation for 1,121,258 shares of Transamerica Dynamic Allocation II outstanding on July 1, 2015. Transamerica Dynamic Allocation II’s net assets at that date, $10,968,127, including $88,124 unrealized depreciation, were combined with those of Transamerica Dynamic Allocation. The aggregate net assets of Transamerica Dynamic Allocation immediately before the acquisition were $22,135,855; the combined net assets of Transamerica Dynamic Allocation immediately after the acquisition were $33,103,982. Shares issued to Transamerica Dynamic Allocation II shareholders are as follows:

Class	Shares	Amount
Class A	418,396	$4,758,255
Class C	490,111	5,521,344
Class I	60,692	688,528

The exchange ratio of the reorganization for Transamerica Dynamic Allocation is as follows:

Class	Exchange Ratio (A)
Class A	0.86
Class C	0.87
Class I	0.86

(A)	Calculated by dividing the Transamerica Dynamic Allocation shares issuable by the Transamerica Dynamic Allocation II shares outstanding on July 1, 2015.

Transamerica Flexible Income: Following the close of business on December 4, 2015, Transamerica Flexible Income acquired all of the net assets of Transamerica Income Shares, Inc. pursuant to a Plan of Reorganization. Transamerica Flexible Income is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 15,148,372 shares of Transamerica Flexible Income for 6,318,771 shares of Transamerica Income Shares, Inc. outstanding on December 4, 2015. Transamerica Income Shares, Inc.’s net assets at that date, $138,269,792, including $4,017,054 unrealized appreciation, were combined with those of Transamerica Flexible Income. The aggregate net assets of Transamerica Flexible Income immediately before the acquisition were $353,768,376; the combined net assets of Transamerica Flexible Income immediately after the acquisition were $492,038,168. Shares issued to Transamerica Income Shares, Inc. shareholders are as follows:

Class	Shares	Amount
Class I	15,148,372	$138,269,792

The exchange ratio of the reorganization for Transamerica Flexible Income is as follows:

Class	Exchange Ratio (A)
Class I	2.40

(A)	Calculated by dividing the Transamerica Flexible Income shares issuable by the Transamerica Income Shares, Inc. shares outstanding on December 4, 2015.

Assuming the reorganization had been completed on November 1, 2015, the beginning of the annual reporting period of Transamerica Flexible Income, the pro forma results of operations for the period ended April 30, 2016, are as follows:

Net investment income (loss)	$12,023,108
Net realized and change in unrealized gain (loss)	(9,421,161)
Net increase (decrease) in net assets resulting from operations	2,601,947

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica Income Shares, Inc. that have been included in Transamerica Flexible Income’s Statement of Operations since December 4, 2015.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

12. SUBSEQUENT EVENT

The Board approved changes to Money Market’s investment objective and principal investment strategies that allow the Fund, effective on or about May 1, 2016, to operate as a government money market fund. At the same time, the Fund changed its name to Transamerica Government Money Market.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2016

APPROVAL OF

MANAGEMENT AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Trust”) (the “Board” or “Board Members”) held on December 8-10, 2015, the Board reviewed and considered the approval of a proposal to combine the Investment Advisory Agreement between Transamerica Asset Management, Inc. (“TAM”) and the Trust and the Administrative Services Agreement between Transamerica Fund Services, Inc. (“TFS”) and the Trust into a combined Management Agreement (the “Management Agreement”) between TAM and the Trust.

To assist the Board Members in their consideration of the Agreement, the Board Members requested and received from TAM certain materials and information in advance of their meeting. In considering the proposed approval of the Management Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

Among other matters, the Board considered:

1)        the nature, extent and quality of the advisory and administrative services provided to the Trust would not be diminished or modified, and that such services are required for the Trust’s operations;

2)        the personnel currently rendering administrative services and investment advisory services would continue to provide such services under the Management Agreement;

3)        the services provided pursuant to the sub-administration agreement between TFS and the sub-administrator would continue to be provided pursuant to an agreement between TAM and the sub-administrator;

4)        the Management Agreement would provide for a management fee rate for each series of the Trust equal to the sum of the investment advisory fee rate assessed for each series of the Trust under the existing Investment Advisory Agreement and the administrative services fee rate assessed for each series of the Trust under the existing Administrative Services Agreement, and that any breakpoints in a series’ investment advisory fee schedule would be carried over to the management fee schedule at the same levels; and

5)        the initial term of the Management Agreement would end on June 30, 2016 and the Board would, prior to that time, consider the continuance of the Management Agreement for an additional one-year period in conjunction with its annual process for evaluating advisory, sub-advisory and underwriting agreements and Rule 12b-1 plans.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the approval of the Management Agreement was in the best interests of the Trust and its shareholders. The Board, including the independent members of the Board, unanimously approved the Management Agreement for a term to continue through June 30, 2016.

Transamerica Funds	Semi-Annual Report 2016

TRANSAMERICA GLOBAL LONG/SHORT EQUITY

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on September 9 & 10, 2015, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Global Long/Short Equity (“Global Long/Short Equity Equity”) as a new series of Transamerica Funds. The Board also reviewed and considered the proposed investment advisory agreement between Transamerica Asset Management (“TAM”) and Transamerica Funds on behalf of Global Long/Short Equity, and the proposed sub-advisory agreement with Picton Mahoney Asset Management (“PMAM”) for Global Long/Short Equity to determine whether each agreement should be approved for an initial two-year period.

Following its review and consideration, the Board, including the Independent Board Members, unanimously approved the advisory and sub-advisory agreements. In approaching this matter, the Board Members requested and received from TAM and PMAM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and PMAM. The Board considered the proposed investment approach for Global Long/Short Equity; the experience, capability and integrity of TAM’s senior management; the financial and other resources of TAM and PMAM; TAM’s management oversight process; the experience of PMAM with the proposed investment strategy; and the professional qualifications and experience of the portfolio management team of PMAM. The Board also considered the investment advisory and other services to be provided by TAM for the portion of the investment advisory fee it will retain after payment of the sub-advisory fee for Global Long/Short Equity. The Board noted that these services would include the design, development and ongoing review and evaluation of Global Long/Short Equity and its investment strategy; the selection, oversight and monitoring of PMAM to perform certain duties with respect to Global Long/Short Equity; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Global Long/Short Equity’ investments; design, development, implementation and ongoing review and evaluation of a compliance program for Global Long/Short Equity; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Global Long/Short Equity’ investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of Global Long/Short Equity’ prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, oversees the services provided by the administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the Transamerica mutual funds.

Based on these considerations, the Board Members determined that TAM and PMAM could provide investment and related services that are appropriate in scope and extent in light of Global Long/Short Equity’ operations, the competitive landscape of the investment company business, and investor needs.

The investment performance of the Global Long/Short Equity. The Board recognized that Global Long/Short Equity is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of a discretionary account managed by PMAM with a Global Long/Short Equity equity strategy comparable to Global Long/Short Equity. The historical performance covered one-, three-, five-, and seven-year performance periods for the strategy, as compared to returns of peers and benchmarks. The Board Members noted that the historical performance of the account compared favorably to that of the benchmarks for all of the periods shown and also to the peer group median for the one-, three- and five-year periods, and equally to the peer group median for the seven-year period. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the services to be provided or procured by TAM and PMAM, the Board Members concluded that TAM and PMAM were capable of generating a level of investment performance that is appropriate in light of Global Long/Short Equity’ proposed investment objective, policies and strategies.

Investment advisory fees and total expense ratios. The Board considered the proposed investment advisory fee and anticipated total expense ratios of Global Long/Short Equity, including information comparing the investment advisory fee and total expense ratios of Global Long/Short Equity to the investment advisory fees and total expense ratios of comparable investment companies in Lipper and Morningstar peer groups and universes. The Board also considered the fee to be charged by PMAM for sub-advisory services as well as the portion of Global Long/Short Equity’ investment advisory fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that, in total, the advisory fees to be incurred by shareholders are lower than the Morningstar and Lipper median investment advisory fees. The Board noted that total expenses are above the medians of the Morningstar and Lipper medians for Class A and Class I shares. The Board also noted that the higher expenses would be attributable in large part to the fees in lieu of

Transamerica Funds	Semi-Annual Report 2016

TRANSAMERICA GLOBAL LONG/SHORT EQUITY

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

dividends and interest expenses on securities sold short in Global Long/Short Equity, however, the Morningstar and Lipper peer universes exclude dividend and interest expenses on securities sold short; observing also that if the same expenses were excluded from Global Long/Short Equity, the expenses would fall below the Morningstar and Lipper medians. The Board reviewed the expense information of an additional peer universe, the Morningstar US OE Long/Short Equity w/ SI Data, and considered that this universe includes additional data from Strategic Insight regarding fees in lieu of dividends and interest expenses on securities sold short. On the basis of these and other considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and PMAM under the investment advisory and sub-advisory agreements were reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The Board recognized that Global Long/Short Equity was not yet in existence and therefore no actual revenue, cost or profitability data were available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to Global Long/Short Equity by TAM and its affiliates. The Board also noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and PMAM. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with Global Long/Short Equity was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Global Long/Short Equity grows. In evaluating the extent to which the investment advisory fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or would permit economies of scale to be realized in the future, the Board took note of TAM’s and PMAM’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by Global Long/Short Equity. The Board concluded that the proposed fees and breakpoints may benefit investors by passing along to them any economies of scale in the form of lower investment advisory fees as the level of assets grows for Global Long/Short Equity. The Board Members also noted that, as Global Long/Short Equity grows, they would have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and fees payable by TAM to PMAM in light of any economies of scale experienced in the future.

Benefits to TAM, its affiliates, or PMAM from their relationship with the Global/Long Short. The Board considered other benefits derived by TAM, its affiliates, and/or PMAM from their relationships with Global Long/Short Equity.

Other considerations. The Board considered the investment objective of Global Long/Short Equity and its investment strategy and discussed Global Long/Short Equity’ potential to address needs of investors with shorter-term investment horizons and moderate risk tolerances. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage Global Long/Short Equity in a professional manner that is consistent with the best interests of Global Long/Short Equity and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of PMAM. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of Global Long/Short Equity.

Transamerica Funds	Semi-Annual Report 2016

TRANSAMERICA SMALL CAP VALUE

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held July 7–9, 2015, (the “Board” or “Board Members”) considered the termination of Lombardia Capital Partners, LLC (“Lombardia”) as sub-adviser for the Transamerica Small Cap Value (“Small Cap Value”) and the approval of Boston Advisors, LLC (“Boston Advisors”) as replacement sub-adviser. Following their review and consideration, the Board determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of Lombardia as sub-adviser to the Fund and approval of the New Sub-Advisory Agreement is in the best interests of the Fund and its shareholders. The Board, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Lombardia.

To assist the Board in their consideration of the New Sub-Advisory Agreement, the Trustees received in advance of their meeting certain materials and information. In addition, the Independent Trustees consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to their deliberations.

Among other matters, the Board considered:

(a)        that TAM advised the Board that the appointment of Boston Advisors is not expected to result in any diminution in the nature, extent and quality of services provided to the Fund and its shareholders, including compliance services;

(b)        that Boston Advisors is an experienced and respected asset management firm and TAM believes that Boston Advisors has the capabilities, resources and personnel necessary to provide sub-advisory services to Small Cap Value based on an assessment of Boston Advisors’ established organization, experienced investment talent, and strong back office;

(c)        the proposed responsibilities of Boston Advisors for Small Cap Value and the services expected to be provided by it;

(d)        the fact that the sub-advisory fee payable to Boston Advisors would be paid by TAM and not Small Cap Value;

(e)        that the advisory fee rate paid by Small Cap Value to TAM would decrease, and that the sub-advisory fee to be paid by TAM to Boston Advisors is reasonable in light of the services to be provided; and

(f)        that TAM recommended to the Board that Boston Advisors be appointed as sub-adviser to Small Cap Value based on TAM’s desire to engage an investment sub-adviser with a proven track record.

In their deliberations, the Board evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by Boston Advisors under the New Sub-Advisory Agreement, the Board considered, among other things, information provided by TAM and Boston Advisors regarding the operations, facilities, organization and personnel of Boston Advisors, the anticipated ability of Boston Advisors to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of Small Cap Value. The Board considered the proposed changes to Small Cap Value’s investment objective, certain risks, and principal investment strategies. The Board considered that TAM has advised the Board that the appointment of Boston Advisors is not expected to result in any diminution in the nature, extent and quality of services provided to Small Cap Value and its shareholders, including compliance services. The Board considered that Boston Advisors is an experienced and respected asset management firm and that TAM believes that Boston Advisors has the capabilities, resources and personnel necessary to provide sub-advisory services to Small Cap Value based on the assessment of Boston Advisors’ established organization, experienced investment talent, and strong back office.

Based on their review of the materials provided and the information they had received from TAM, the Board determined that Boston Advisors can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for Small Cap Value and that Boston Advisors’ appointment is not expected to adversely affect the nature, extent and quality of services provided to Small Cap Value.

Investment Performance. The Board considered Boston Advisors’ performance, investment management experience, capabilities and resources. The Board reviewed the performance of Small Cap Value as compared to the composite performance of the strategy to be followed by Boston Advisors, which compared favorably to that of Small Cap Value, its benchmark and its peer group for the 1-, 2-, and 3-year periods (annualized) ended April 30, 2015. The Board further noted that TAM believes that the appointment of Boston Advisors will benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of Small Cap Value. On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by

Transamerica Funds	Semi-Annual Report 2016

TRANSAMERICA SMALL CAP VALUE

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Boston Advisors, the Board concluded that Boston Advisors is capable of generating a level of investment performance that is appropriate in light of Small Cap Value’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee schedule under the New Sub-Advisory Agreement, including a reduction in the total expenses and the expense cap for Small Cap Value. The Board noted that the advisory fee rate payable by Small Cap Value would decrease and that certain additional breakpoints to the advisory fee schedule would be added. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by Boston Advisors under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to Boston Advisors’ costs and profitability in providing services to Small Cap Value, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Boston Advisors. As a result, the Board did not consider Boston Advisors’ anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints in both the advisory and sub-advisory fee schedules. The Board noted that TAM negotiated with Boston Advisors to have the assets of Small Cap Value aggregated with those of Transamerica Partners Small Value Portfolio, which will also be sub-advised by Boston Advisors, for purposes of determining the applicable sub-advisory fee rate. The Board considered that TAM believes that the appointment of Boston Advisors as sub-adviser has the potential to attract additional assets because of Boston Advisors’ asset management capabilities. The Board concluded that they would have the opportunity to periodically reexamine whether Small Cap Value has achieved economies of scale, and the appropriateness of advisory fees payable by Small Cap Value to TAM, and fees payable by TAM to Boston Advisors, in the future.

Fall-Out Benefits. The Board considered any incidental benefits expected to be derived by Boston Advisors from its relationship with Small Cap Value. The Board noted that TAM would not realize soft dollar benefits from its relationship with Boston Advisors, and that Boston Advisors may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of Small Cap Value and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Funds	Semi-Annual Report 2016

TRANSAMERICA DYNAMIC ALLOCATION (formerly, Transamerica Tactical Rotation)

TRANSAMERICA DYNAMIC ALLOCATION II (formerly, Transamerica Tactical Allocation)

TRANSAMERICA DYNAMIC INCOME (formerly, Transamerica Tactical Income)

APPROVAL OF SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held March 11–12, 2015, the Board considered the termination of Aegon USA Investment Management, LLC (“AUIM”) as sub-adviser for the Transamerica Dynamic Allocation (formerly, Transamerica Tactical Rotation), Transamerica Dynamic Allocation II (formerly, Transamerica Tactical Allocation), Transamerica Dynamic Income (formerly, Transamerica Tactical Income) (collectively, the “Funds”) and the approval of QS Investors, LLC (“QS Investors”) as replacement sub-adviser. Following their review and consideration, the Board determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of AUIM as sub-adviser to the Funds and approval of the New Sub-Advisory Agreement is in the best interests of each Fund and its shareholders. The Board, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with AUIM.

To assist the Board in their consideration of the New Sub-Advisory Agreement, the Trustees received in advance of their meeting certain materials and information. In addition, the Independent Trustees consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to their deliberations.

General Considerations

•	The Trustees considered that, along with the change to the sub-adviser, there would be changes to each Fund’s investment strategy, and, with the exception of Transamerica Dynamic Income, the Funds’ investment objectives and performance benchmarks would also change. The Trustees also noted that Transamerica Dynamic Allocation II would be reorganized into Transamerica Dynamic Allocation later in the year.

•	The Trustees considered that TAM had agreed to reduce its advisory fee rate at certain asset levels for Transamerica Dynamic Income, and that for each Fund, the sub-advisory fees paid by TAM to the sub-adviser would not change.

Fees and Expenses

•	The Trustees assessed the information that was provided in advance of the meeting of the Trustees regarding fees and expenses for the Funds, as well as projected expense ratios of the Funds.

•	The Trustees considered that TAM had agreed to reduce its advisory fee rate at certain asset levels for Transamerica Dynamic Income. The Trustees noted that, as a result of the sub-adviser replacement, based on current asset levels, the advisory fees paid by each Fund are expected to be no higher than the current advisory fees.

•	The Trustees also considered that, as a result of the sub-adviser replacement, based on current asset levels, the sub-advisory fees paid by TAM are not expected to change.

•	The Trustees also considered that, as a result of the sub-adviser replacement, based on current asset levels, the net expense ratios of each class of shares of each of the Funds are expected to be no higher than the current net expense ratios.

Investment Performance

•	The Trustees noted that the strategy to be pursued by QS Investors for Transamerica Dynamic Allocation and Transamerica Dynamic Allocation II had achieved more favorable returns over the one-year, two-year and since-inception periods ended December 31, 2014 as compared to those Funds.

•	The Trustees considered that the back tested hypothetical performance of the strategy to be pursued by QS Investors for Transamerica Dynamic Income was favorable compared to the Fund for the two-year, three-year and since-inception periods ended December 31, 2014.

Investment Program

•	The Trustees considered the proposed changes to the investment objectives and strategies and performance benchmarks of Transamerica Dynamic Allocation and Transamerica Dynamic Allocation II.

•	The Trustees considered the proposed changes to the investment strategy of Transamerica Dynamic Income and noted that there would be no changes to the investment objective or performance benchmark.

Other Considerations

•	The Trustees considered the terms and conditions of the New Sub-Advisory Agreement.

Transamerica Funds	Semi-Annual Report 2016

TRANSAMERICA MULTI-CAP GROWTH (formerly, Transamerica Growth Opportunities)

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held December 9–10, 2015, the Board considered the termination of Morgan Stanley Investment Management Inc. (“Morgan Stanley”) as sub-adviser for Transamerica Multi-Cap Growth (“Multi-Cap Growth”) and the approval of Alta Capital Management, LLC (“Alta”) as replacement sub-adviser. Following their review and consideration, the Trustees determined that the terms of the New Sub-Advisory Agreement were reasonable and that the termination of Morgan Stanley as sub-adviser to Multi-Cap Growth and approval of the New Sub-Advisory Agreement was in the best interests of Multi-Cap Growth and its shareholders. The Board, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Morgan Stanley with respect to Multi-Cap Growth.

To assist the Trustees in their consideration of the New Sub-Advisory Agreement, the Trustees requested and received from TAM and Alta certain materials and information in advance of their meeting. In addition, the Independent Trustees consulted with independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to their deliberations.

Among other matters, the Trustees considered:

(a)        that TAM advised the Trustees that the appointment of Alta is not expected to result in any diminution in the nature, extent and quality of services provided to Multi-Cap Growth and its shareholders, including compliance services;

(b)        that, although Alta did not have prior experience managing registered investment companies, Alta is an experienced and respected asset management firm and TAM believes that Alta has the capabilities, resources and personnel necessary to provide sub-advisory services to Multi-Cap Growth based on an assessment of their organization, investment talent, and strong back office;

(c)        the proposed responsibilities of Alta for Multi-Cap Growth and the sub-advisory services expected to be provided by it;

(d)        the fact that the sub-advisory fee payable to Alta would be paid by TAM and not Multi-Cap Growth;

(e)        that the advisory fee rate paid by Multi-Cap Growth to TAM would decrease, and that the sub-advisory fee to be paid by TAM to Alta is reasonable in light of the sub-advisory services to be provided; and

(f)        that TAM recommended to the Trustees that Alta be appointed as sub-adviser to Multi-Cap Growth based on, among other things, TAM’s desire to engage an investment sub-adviser with a proven track record.

In their deliberations, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. The Trustees based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by Alta under the New Sub-Advisory Agreement, the Trustees considered, among other things, information provided by TAM and Alta regarding the operations, facilities, organization and personnel of Alta, the anticipated ability of Alta to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of Multi-Cap Growth. The Trustees considered the proposed changes to Multi-Cap Growth’s investment objective and principal investment strategies. The Trustees considered that TAM has advised the Trustees that the appointment of Alta is not expected to result in any diminution in the nature, extent and quality of services provided to Multi-Cap Growth and its shareholders, including compliance services. The Trustees considered that, although Alta did not have prior experience managing registered investment companies, Alta is an experienced and respected asset management firm and that TAM believes that Alta has the capabilities, resources and personnel necessary to provide sub-advisory services to Multi-Cap Growth based on the assessment of Alta’s organization, investment talent, and strong back office.

Based on their review of the materials provided and the information they had received from TAM, the Trustees determined that Alta can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for Multi-Cap Growth and that Alta’s appointment is not expected to adversely affect the nature, extent and quality of services provided to Multi-Cap Growth.

Investment Performance. The Trustees considered Alta’s past performance, investment management experience, capabilities and resources. The Trustees reviewed the performance of Multi-Cap Growth as compared to its current benchmark, its current peer group, the composite performance of the multi-cap strategy to be followed by Alta (the “Alta Strategy”), a peer group of funds pursuing strategies similar to the Alta Strategy and the proposed new benchmark for Multi-Cap Growth. The performance of the Alta Strategy compared favorably to that of Multi-Cap Growth and its current benchmark and peer group, as well as the Alta Strategy’s peer group and the proposed new benchmark, for the 1-, 3-, 5-, and 10-year periods (annualized) ended September 30, 2015. The Trustees further

Transamerica Funds	Semi-Annual Report 2016

TRANSAMERICA MULTI-CAP GROWTH (formerly, Transamerica Growth Opportunities)

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

noted that TAM believes that the appointment of Alta will benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of Multi-Cap Growth. On the basis of this information and the Trustees’ assessment of the nature, extent and quality of the services to be provided by Alta, the Trustees concluded that Alta is capable of generating a level of investment performance that is appropriate in light of Multi-Cap Growth’s proposed new investment objective and principal strategy.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Trustees considered the proposed sub-advisory fee schedule under the New Sub-Advisory Agreement. The Trustees noted that the proposed sub-advisory fee schedule payable by TAM to Alta is lower than the current sub-advisory fee schedule for Morgan Stanley. The Trustees further noted that the management fee rate payable by Multi-Cap Growth to TAM would decrease at all asset levels, the expense cap for Multi-Cap Growth would decrease, and Multi-Cap Growth’s total annual operating expenses were expected to be lower for each share class. The Trustees also considered that the proposed advisory fees would be lower than the median advisory fees for the peer groups determined by Lipper, Inc. and Morningstar, Inc. On the basis of these considerations, together with the other information they considered, the Trustees determined that the sub-advisory fee to be received by Alta under the New Sub-Advisory Agreement is reasonable in light of the sub-advisory services to be provided.

With respect to Alta’s costs and profitability in providing sub-advisory services to Multi-Cap Growth, the Trustees noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and Alta. As a result, the Trustees did not consider Alta’s anticipated profitability as material to its decision to approve the New Sub-Advisory Agreement. The Board also reviewed pro forma estimated profitability information provided by TAM. The Trustees considered that the proposed fee schedules would result in an increase in the net advisory fee retained by TAM.

Economies of Scale. In evaluating the extent to which the sub-advisory fees payable under the New Sub-Advisory Agreement reflect economies of scale or would permit economies of scale to be realized in the future, the Trustees considered the sub-advisory fee schedule and the existence of breakpoints in both the advisory and sub-advisory fee schedules. The Trustees considered that TAM believes that the appointment of Alta as sub-adviser has the potential to attract additional assets because of Alta’s asset management capabilities. The Trustees concluded that they would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable by Multi-Cap Growth to TAM, and sub-advisory fees payable by TAM to Alta, in light of any economies of scale experienced in the future.

Fall-Out Benefits. The Trustees considered incidental benefits expected to be derived by Alta from its relationship with Multi-Cap Growth. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with Alta, and that Alta may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of Multi-Cap Growth and its shareholders and unanimously approved the New Sub-Advisory Agreement.

Transamerica Funds	Semi-Annual Report 2016

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2016

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Fund Services

PO Box 219945

Kansas City, MO 64121-9945

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

I2 Funds

Semi-Annual Report

April 30, 2016

www.transamerica.com

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Transamerica Funds	Semi-Annual Report 2016

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your Funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. At the beginning of the 12 month period that began on May 1, 2015, domestic equity markets were reaching all-time highs fueled in part by global central bank accommodation, and the continued prospect of an improving U.S. economy as seen in such fundamental measures as employment, home sales and consumer spending.

However, in the second half of 2015, markets began to experience more volatility, as the effects of rapid declines in energy and other commodity markets began to be felt throughout the markets and in the broader economy. During this time the price of WTI Crude Oil dropped from about $60 per barrel to less than $40 and this led to continued declines in employment and business spending within the energy sector. As a result, this sector created a drag on overall economic growth as many energy and commodity companies experienced falling profitability and challenging viability. Other areas of concern included weakness in emerging markets, specifically China and those countries heavily reliant on commodity exports for growth. These trends manifested themselves in a broad sell-off in stocks during the month of August. By December however, stocks recovered and were once again close to historical highs.

In December the U.S. Federal Reserve (“Fed”) raised the Fed Funds Rate for the first time in 9 years based on expectations of improving economic growth and the prospect of inflation reaching the Fed’s long term target. However, as 2016 began, weakness overseas fueled fears of a recession in the U.S. and sparked another sharp sell-off of stocks and commodities during January and the first half of February. In the months that followed, various economic data emerged reassuring investors that a recession was less likely in the year ahead and when combined with no further rate hikes by the Fed during the months of March and April, equities, oil and credit driven fixed income markets strongly rebounded.

For the 12 month period ended on April 30, 2016, the S&P 500® returned 1.21% while the MSCI EAFE Index, representing international developed market equities, lost (8.89)%. During the same period, the Barclays U.S. Aggregate Bond Index returned 2.72%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: transaction costs, such as redemption fees; and ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2015, and held for the entire period until April 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Core Bond	$1,000.00	$1,025.10	$2.50	$1,022.30	$2.50	0.50%
Transamerica Developing Markets Equity	1,000.00	984.80	6.97	1,017.70	7.08	1.42
Transamerica Event Driven	1,000.00	984.50	14.08	1,010.50	14.27	2.87	(C)
Transamerica Global Real Estate Securities	1,000.00	1,017.80	6.04	1,018.70	6.04	1.21
Transamerica Intermediate Bond	1,000.00	1,026.50	2.05	1,022.70	2.05	0.41
Transamerica International Equity Opportunities	1,000.00	955.80	4.69	1,019.90	4.84	0.97
Transamerica International Small Cap	1,000.00	999.60	5.74	1,019.00	5.79	1.16
Transamerica Long/Short Strategy	1,000.00	978.20	17.32	1,007.20	17.57	3.54
Transamerica Mid Cap Value	1,000.00	1,026.10	4.46	1,020.30	4.45	0.89
Transamerica Total Return	1,000.00	1,022.80	3.95	1,020.80	3.95	0.79

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition

At April 30, 2016

(unaudited)

Transamerica Core Bond

Fund Characteristics	Years
Average Maturity§	6.71
Duration†	5.24

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	57.5%
AAA	13.3
AA	4.5
A	8.8
BBB	11.5
BB	0.2
B	0.1
CCC and Below	0.1
NR (Not Rated)	15.4
Net Other Assets (Liabilities)	(11.4)
Total	100.0%

Transamerica Developing Markets Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	90.3%
Securities Lending Collateral	9.1
Repurchase Agreement	7.4
Preferred Stocks	2.4
Warrant	0.1
Net Other Assets (Liabilities)	(9.3)
Total	100.0%

Transamerica Event Driven

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	55.5%
Convertible Bonds	46.2
Securities Lending Collateral	8.9
Common Stocks	3.1
Repurchase Agreement	2.8
Exchange-Traded Options Purchased	0.4
Exchange-Traded Fund	0.2
Exchange-Traded Funds Sold Short	(0.7)
Convertible Bond Sold Short	(2.4)
Corporate Debt Securities Sold Short	(5.8)
Common Stocks Sold Short	(20.4)
Net Other Assets (Liabilities)^	12.2
Total	100.0%

Transamerica Global Real Estate Securities

Asset Allocation	Percentage of Net Assets
Common Stocks	99.3%
Securities Lending Collateral	22.9
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(23.1)
Total	100.0%

Transamerica Intermediate Bond

Fund Characteristics	Years
Average Maturity§	7.26
Duration†	5.11

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	55.9%
AAA	11.7
AA	5.0
A	17.1
BBB	20.3
BB	1.5
B	1.0
CCC and Below	0.1
NR (Not Rated)	2.6
Net Other Assets (Liabilities)	(15.2)
Total	100.0%

Transamerica International Equity Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	7.6
Repurchase Agreement	1.2
Net Other Assets (Liabilities)	(7.3)
Total	100.0%

Transamerica International Small Cap

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Securities Lending Collateral	11.4
Repurchase Agreement	2.5
Net Other Assets (Liabilities)	(11.6)
Total	100.0%

Transamerica Long/Short Strategy

Asset Allocation	Percentage of Net Assets
Common Stocks	102.7%
Repurchase Agreement	2.9
Common Stocks Sold Short	(71.6)
Net Other Assets (Liabilities)	66.0
Total	100.0%

Transamerica Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Securities Lending Collateral	9.3
Repurchase Agreement	4.3
Net Other Assets (Liabilities)	(9.9)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition (continued)

At April 30, 2016

(unaudited)

Transamerica Total Return

Fund Characteristics	Years
Average Maturity§	7.51
Duration†	5.16

Credit Quality‡	Percentage of Net Assets
U.S. Government and Agency Securities	76.3%
AAA	10.0
AA	4.1
A	7.7
BBB	16.4
BB	5.4
B	4.5
CCC and Below	6.5
NR (Not Rated)	3.0
Net Other Assets (Liabilities)^	(33.9)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.1%
ABFC Trust Series 2005-AQ1, Class A4, 4.89% (A), 06/25/2035	$ 413,250	$ 422,105
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.24% (A), 12/27/2022 (B)	312,912	311,013
Series 2013-1A, Class A,
1.24% (A), 12/26/2044 (B)	793,816	780,542
Ally Auto Receivables Trust
Series 2015-SN1, Class A2A,
0.93%, 06/20/2017	276,935	276,888
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	152,000	152,206
Series 2016-1, Class A3,
1.47%, 04/15/2020	1,602,000	1,605,865
Ally Master Owner Trust
Series 2014-4, Class A2,
1.43%, 06/17/2019	1,000,000	999,787
Series 2015-3, Class A,
1.63%, 05/15/2020	1,000,000	998,920
American Credit Acceptance Receivables Trust
Series 2014-2, Class B,
2.26%, 03/10/2020 (B)	163,695	163,755
Series 2015-1, Class A,
1.43%, 08/12/2019 (B)	145,049	144,857
Series 2015-2, Class A,
1.57%, 06/12/2019 (B)	295,044	294,248
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	800,000	798,699
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,155,802	2,285,864
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	197,749
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	279,679
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	718,062
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	491,026	507,655
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	824,331
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	1,155,000	1,144,190
American Tower Trust I Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (B)	400,000	401,260
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3,
0.90%, 02/08/2019	555,950	555,848
Series 2014-2, Class A3,
0.94%, 02/08/2019	434,631	434,109
Series 2015-1, Class A3,
1.26%, 11/08/2019	1,900,000	1,897,811
Series 2015-2, Class A3,
1.27%, 01/08/2020	595,000	594,699
Series 2015-4, Class A3,
1.70%, 07/08/2020	1,500,000	1,502,539

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2016-1, Class A3,
1.81%, 10/08/2020	$ 402,000	$ 404,158
Series 2016-2, Class A2A,
1.42%, 10/08/2019	1,613,000	1,613,350
Series 2016-2, Class A3,
1.60%, 11/09/2020	342,000	341,885
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 02/15/2020 (B) (C)	2,000,000	2,000,000
ARLP Securitization Trust Series 2015-1, Class A1, 3.97% (A), 05/25/2055 (B)	997,391	974,152
AXIS Equipment Finance Receivables II LLC Series 2013-1A, Class A, 1.75%, 03/20/2017 (B)	20,786	20,786
AXIS Equipment Finance Receivables III LLC Series 2015-1A, Class A2, 1.90%, 03/20/2020 (B)	393,567	392,727
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	324,825	316,009
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	901,840	920,072
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (B) (C)	235,399	231,519
BCC Funding Corp. X Series 2015-1, Class A2, 2.22%, 10/20/2020 (B)	1,323,836	1,321,197
Blue Elephant Loan Trust Series 2015-1, Class A, 3.12%, 12/15/2022 (B)	306,307	305,929
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (B)	398,560	397,094
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 07/17/2023	185,000	186,574
California Republic Auto Receivables Trust
Series 2015-1, Class A3,
1.33%, 04/15/2019	1,000,000	999,423
Series 2015-1, Class A4,
1.82%, 09/15/2020	1,155,000	1,154,995
Series 2015-2, Class A3,
1.31%, 08/15/2019	560,000	559,482
CAM Mortgage LLC Series 2015-1, Class A, 3.50% (A), 07/15/2064 (B)	424,464	424,888
Capital Auto Receivables Asset Trust
Series 2013-2, Class A3,
1.24%, 10/20/2017	43,248	43,246
Series 2014-2, Class A3,
1.26%, 05/21/2018	605,973	606,407
Series 2015-4, Class A2,
1.62%, 03/20/2019	530,000	530,942
CarFinance Capital Auto Trust
Series 2014-1A, Class A,
1.46%, 12/17/2018 (B)	61,843	61,798

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarFinance Capital Auto Trust (continued)
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	$ 231,926	$ 230,797
Carlyle Global Market Strategies Commodities Funding, Ltd. Series 2014-1A, Class A, 2.53% (A), 10/15/2021 (B) (C) (D)	816,492	816,492
CarMax Auto Owner Trust
Series 2013-4, Class A3,
0.80%, 07/16/2018	85,933	85,871
Series 2016-2, Class A3,
1.52%, 02/16/2021	543,000	542,290
CarNow Auto Receivables Trust Series 2015-1A, Class A, 1.69%, 01/15/2020 (B)	525,908	524,776
Chase Funding Trust
Series 2003-2, Class 2A2,
1.00% (A), 02/25/2033	419,129	354,340
Series 2003-6, Class 1A5,
5.20% (A), 11/25/2034	379,361	394,314
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A3,
1.27%, 05/15/2019 (B)	206,972	207,110
Series 2016-AA, Class A2,
1.47%, 04/15/2019 (B)	800,000	799,879
Series 2016-AA, Class A3,
1.77%, 10/15/2020 (B)	1,530,000	1,532,200
Citi Held For Asset Issuance
Series 2015-PM1, Class A,
1.85%, 12/15/2021 (B)	361,272	358,923
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	1,153,631	1,150,281
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	1,500,000	1,491,373
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	1,109,590	1,114,910
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95% (A), 04/25/2032 (B)	12,118	12,002
Consumer Credit Origination Loan Trust Series 2015-1, Class A, 2.82%, 03/15/2021 (B)	103,664	103,697
COOF Securitization Trust, Ltd., Interest Only STRIPS Series 2014-1, Class A, 3.01% (A), 06/25/2040 (B)	886,699	108,651
CPS Auto Receivables Trust
Series 2011-C, Class A,
4.21%, 03/15/2019 (B)	113,289	113,347
Series 2012-A, Class A,
2.78%, 06/17/2019 (B)	33,218	33,278
Series 2012-B, Class A,
2.52%, 09/15/2019 (B)	297,390	298,097
Series 2013-D, Class A,
1.54%, 07/16/2018 (B)	503,272	502,474
Series 2014-A, Class A,
1.21%, 08/15/2018 (B)	85,840	85,585

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust (continued)
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	$ 460,375	$ 458,099
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	125,000	120,153
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	310,845	308,909
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	94,047
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	907,532	901,923
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	458,322
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	1,063,853	1,065,397
Series 2016-A, Class B,
3.34%, 05/15/2020 (B)	1,689,877	1,696,869
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	598,000	597,980
Series 2016-B, Class B,
3.18%, 09/15/2020 (B)	491,000	490,940
CPS Auto Trust Series 2012-C, Class A, 1.82%, 12/15/2019 (B)	199,816	199,546
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (B)	1,295,000	1,295,198
Series 2014-2A, Class A,
1.88%, 03/15/2022 (B)	2,390,000	2,387,410
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	1,259,000	1,256,539
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 06/15/2022 (B)	294,000	291,935
Series 2015-BA, Class B,
2.12%, 06/17/2019 (B)	612,000	612,505
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	640,000	631,530
Series 2015-CA, Class A3,
1.38%, 10/15/2018 (B)	1,230,000	1,230,222
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	396,000	395,081
Series 2016-AA, Class B,
3.17%, 05/15/2020 (B)	1,328,000	1,343,701
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	1,651,000	1,665,513
DT Auto Owner Trust
Series 2015-1A, Class A,
1.06%, 09/17/2018 (B)	149,174	149,051
Series 2016-1A, Class A,
2.00%, 09/16/2019 (B)	1,368,220	1,370,916
Series 2016-1A, Class B,
2.79%, 05/15/2020 (B)	1,610,000	1,609,066
Series 2016-2A, Class A,
1.73%, 08/15/2019 (B)	1,255,000	1,254,993
Series 2016-2A, Class C,
3.67%, 01/17/2022 (B)	174,000	173,712

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust
Series 2014-1A, Class A,
1.29%, 05/15/2018 (B)	$ 8,275	$ 8,274
Series 2014-2A, Class A,
1.06%, 08/15/2018 (B)	50,918	50,847
Series 2014-2A, Class C,
3.26%, 12/16/2019 (B)	120,000	120,403
Series 2015-1A, Class A,
1.60%, 06/17/2019 (B)	471,754	471,577
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	432,318	430,763
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	225,000	220,542
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	860,379	860,413
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	890,000	890,981
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (B)	196,802	196,716
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	300,000	298,753
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (B)	387,362	386,836
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	397,956	397,211
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	1,281,308	1,283,035
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	1,792,406	1,775,094
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	385,000	389,942
Flagship Credit Auto Trust
Series 2014-1, Class A,
1.21%, 04/15/2019 (B)	239,140	238,353
Series 2014-1, Class B,
2.55%, 02/18/2020 (B)	95,000	94,307
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	402,137	399,920
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	1,215,097	1,216,544
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	252,000	250,913
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	180,914
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	874,615	878,131
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,054,763
Series 2016-2, Class A1,
2.28%, 05/15/2020 (B) (E)	676,000	675,987
Ford Credit Auto Owner Trust
Series 2015-A, Class A2A,
0.81%, 01/15/2018	158,236	158,193
Series 2015-A, Class A3,
1.28%, 09/15/2019	196,000	196,549
Series 2016-B, Class A3,
1.33%, 10/15/2020	583,000	583,255

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GCAT Series 2015-2, Class A1, 3.75% (A), 07/25/2020 (B)	$ 645,783	$ 642,531
GLC II Trust Series 2014-A, Class A, 4.00%, 12/18/2020 (B)	316,187	310,653
GLC Trust Series 2014-A, Class A, 3.00%, 07/15/2021 (B)	299,600	294,357
GLS Auto Receivables Trust Series 2015-1A, Class A, 2.25%, 12/15/2020 (B)	903,933	899,167
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2,
1.10%, 12/20/2017	171,850	171,831
Series 2015-1, Class A3,
1.53%, 09/20/2018	128,000	128,102
GMAT Trust Series 2013-1A, Class A, 3.97% (A), 11/25/2043 (B)	151,408	151,309
GO Financial Auto Securitization Trust
Series 2015-1, Class A,
1.81%, 03/15/2018 (B)	308,807	308,507
Series 2015-2, Class A,
3.27%, 11/15/2018 (B)	640,620	639,099
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	508,000	500,059
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (B)	302,703	299,824
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class DT2, 4.67%, 10/15/2048 (B)	884,000	883,788
Honda Auto Receivables Owner Trust
Series 2015-1, Class A2,
0.70%, 06/15/2017	173,250	173,207
Series 2016-1, Class A3,
1.22%, 12/18/2019	1,036,000	1,035,379
HSBC Home Equity Loan Trust
Series 2007-1, Class AS,
0.64% (A), 03/20/2036	41,024	40,863
Series 2007-3, Class APT,
1.64% (A), 11/20/2036	35,090	35,001
Hyundai Auto Receivables Trust
Series 2015-A, Class A2,
0.68%, 10/16/2017	204,798	204,777
Series 2015-B, Class A2A,
0.69%, 04/16/2018	90,487	90,425
Series 2015-B, Class A3,
1.12%, 11/15/2019	233,000	233,076
Series 2016-A, Class A3,
1.56%, 09/15/2020	368,000	370,098
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.86% (A), 08/25/2038 (B)	4,707,434	129,454
Series 2014-2, Class A,
3.05% (A), 04/25/2040 (B)	744,517	95,159

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lendmark Funding Trust Series 2016-A, Class A, 4.82%, 08/21/2023 (B)	$ 1,370,000	$ 1,368,671
LV Tower 52 Series 2013-1, Class A, 5.50%, 07/15/2019 (B) (C)	864,238	846,003
MarketPlace Loan Trust
Series 2015-OD1, Class A,
3.25%, 06/17/2017 (B)	24,634	24,551
Series 2015-OD2, Class A,
3.25%, 08/17/2017 (B)	19,261	19,223
Series 2015-OD3, Class A,
3.25%, 09/17/2017 (B)	678,018	674,271
Series 2015-OD4, Class A,
3.25%, 12/18/2017 (B)	536,710	532,013
Nationstar HECM Loan Trust
Series 2015-1A, Class A,
3.84%, 05/25/2018 (B)	374,101	374,026
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (B)	1,121,000	1,121,628
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 01/15/2021	476,000	475,662
NRPL Trust
Series 2015-1A, Class A1,
3.88% (A), 11/01/2054 (B)	842,548	839,926
Series 2015-2A, Class A1,
3.75% (A), 10/01/2057 (B)	849,322	831,986
Series 2015-2A, Class A2,
3.75% (A), 10/01/2057 (B)	500,000	465,365
NRZ Advance Receivables Trust
Series 2015-T1, Class AT1,
2.31%, 08/15/2046 (B)	1,400,000	1,398,348
Series 2015-T1, Class DT1,
3.60%, 08/15/2046 (B)	300,000	299,156
Series 2015-T2, Class DT2,
4.68%, 08/17/2048 (B)	321,000	321,201
Series 2015-T3, Class DT3,
4.27%, 11/15/2046 (B)	1,300,000	1,298,913
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (B)	1,800,000	1,793,007
Series 2015-T4, Class DT4,
4.67%, 11/15/2047 (B)	600,000	599,250
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1,
3.35% (A), 04/25/2054 (B)	435,153	431,489
Series 2015-NPL1, Class A1,
3.47% (A), 01/25/2055 (B)	382,572	380,205
Series 2015-NPL2, Class A1,
3.72% (A), 07/25/2055 (B)	653,030	648,233
Ocwen Master Advance Receivables Trust
Series 2015-1, Class DT1,
4.10%, 09/17/2046 (B)	657,000	656,589
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (B)	1,321,000	1,321,217
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (B) (D)	295,000	295,369

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust (continued)
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (B)	$ 600,000	$ 601,293
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B) (E)	837,000	836,948
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B) (E)	273,000	272,989
OnDeck Asset Securitization Trust LLC Series 2014-1A, Class A, 3.15%, 05/17/2018 (B) (E)	1,301,000	1,296,631
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (B)	1,103,296	1,103,276
Series 2014-1A, Class B,
3.24%, 06/18/2024 (B)	461,000	458,212
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	1,750,000	1,749,933
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	892,000	894,150
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	485,450
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	1,750,000	1,741,871
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	372,000	358,077
Series 2016-2A, Class B,
5.94%, 03/20/2028 (B)	350,000	358,876
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B) (D)	1,257,000	1,252,286
Series 2016-A, Class B,
6.41%, 03/08/2021 (B) (D)	405,000	405,000
PFS Tax Lien Trust Series 2014-1, 1.44%, 05/15/2029 (B)	98,117	97,659
Prestige Auto Receivables Trust
Series 2014-1A, Class A2,
0.97%, 03/15/2018 (B)	113,233	113,187
Series 2014-1A, Class A3,
1.52%, 04/15/2020 (B)	500,000	499,956
Series 2015-1, Class A2,
1.09%, 02/15/2019 (B)	681,611	680,991
Pretium Mortgage Credit Partners I LLC Series 2015-NPL2, Class A1, 3.75% (A), 07/27/2030 (B)	697,781	692,279
Progreso Receivables Funding II LLC
Series 2014-A, Class A,
3.50%, 07/08/2019 (B)	1,000,000	1,001,474
Series 2014-A, Class B,
6.00%, 07/08/2019 (B)	1,000,000	1,004,693
Progreso Receivables Funding III LLC Series 2015-A, Class A, 3.63%, 02/08/2020 (B)	883,000	881,695
Progreso Receivables Funding IV LLC Series 2015-B, Class A, 3.00%, 07/28/2020 (B)	651,000	647,795

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	$ 2,770,810	$ 2,784,143
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	476,619
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,327,000	2,367,317
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	712,166
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	265,436
Purchasing Power Funding LLC Series 2015-A, Class A2, 4.75%, 12/15/2019 (B)	1,450,000	1,442,750
RAMP Trust
Series 2004-RZ1, Class M1,
4.82% (A), 03/25/2034	570,509	582,643
Series 2006-RZ1, Class A3,
0.74% (A), 03/25/2036	310,845	307,575
RBSHD Trust Series 2013-1A, Class A, 7.69% (A), 10/25/2047 (B) (C)	283,611	283,663
RMAT LLC Series 2015-NPL1, Class A1, 3.75% (A), 05/25/2055 (B)	286,073	283,664
Santander Drive Auto Receivables Trust
Series 2013-A, Class B,
1.89%, 10/15/2019 (B)	273,896	274,211
Series 2014-3, Class A3,
0.81%, 07/16/2018	162,334	162,315
Series 2014-4, Class A3,
1.08%, 09/17/2018	749,246	749,298
Series 2015-3, Class A3,
1.49%, 06/17/2019	1,000,000	1,000,188
Series 2015-4, Class A3,
1.58%, 09/16/2019	1,000,000	1,000,355
Series 2015-5, Class A3,
1.58%, 09/16/2019	540,000	540,030
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (B)	281,533	279,421
Series 2015-S2, Class R1,
1.84%, 11/18/2019 (B)	33,025	32,777
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (B)	217,186	215,557
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.80% (A), 06/25/2033	86,721	87,558
Selene Non-Performing Loans LLC Series 2014-1A, Class A, 2.98% (A), 05/25/2054 (B)	166,374	164,984
Skopos Auto Receivables Trust Series 2015-2A, Class A, 3.55%, 02/17/2020 (B)	173,793	173,605
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (B)	885,274	887,332
Series 2014-AA, Class B,
4.61%, 10/25/2027 (B)	400,000	404,310

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (B)	$ 1,612,636	$ 1,612,179
Series 2014-AA, Class B,
3.45%, 12/15/2022 (B)	492,000	491,068
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	1,153,000	1,154,308
SPS Servicer Advance Receivables Trust Series 2015-T3, Class CT3, 3.91%, 07/15/2047 (B)	405,000	406,013
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2,
4.23%, 01/15/2047 (B)	516,000	515,148
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (B)	463,000	463,723
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	162,417	161,682
Series 2004-6XS, Class A5A,
5.53% (A), 03/25/2034	284,198	284,533
Series 2004-6XS, Class A5B,
5.55% (A), 03/25/2034	284,198	287,569
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.38% (A), 10/15/2018 (B) (C)	1,063,000	1,050,425
Tricon American Homes Trust Series 2015-SFR1, Class A, 1.69% (A), 05/17/2032 (B)	440,000	433,199
Truman Capital Mortgage Loan Trust Series 2014-NPL1, Class A1, 3.23% (A), 07/25/2053 (B)	164,222	163,816
U.S. Residential Opportunity Fund II Trust Series 2015-1II, Class A, 3.63%, 02/27/2035 (B)	722,342	709,984
U.S. Residential Opportunity Fund III Trust Series 2015-1III, Class A, 3.72%, 01/27/2035 (B)	504,189	499,916
United Auto Credit Securitization Trust Series 2015-1, Class C, 2.25%, 06/17/2019 (B)	1,530,000	1,524,368
Vericrest Opportunity Loan Trust Series 2015-NPL3, Class A1, 3.38% (A), 10/25/2058 (B)	592,041	583,047
Volkswagen Auto Lease Trust Series 2015-A, Class A2A, 0.87%, 06/20/2017	283,856	283,342
Volkswagen Auto Loan Enhanced Trust Series 2013-1, Class A4, 0.78%, 07/22/2019	900,000	897,509
VOLT NPL X LLC Series 2014-NPL8, Class A1, 3.38% (A), 10/26/2054 (B)	194,205	192,028
VOLT XIX LLC Series 2014-NP11, Class A1, 3.88% (A), 04/25/2055 (B)	302,677	301,694

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT XL LLC Series 2015-NP14, Class A1, 4.38% (A), 11/27/2045 (B)	$ 693,551	$ 693,759
VOLT XXII LLC Series 2015-NPL4, Class A1, 3.50% (A), 02/25/2055 (B)	430,908	427,415
VOLT XXIV LLC Series 2015-NPL6, Class A1, 3.50% (A), 02/25/2055 (B)	723,800	716,506
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50% (A), 06/26/2045 (B)	1,634,300	1,612,029
VOLT XXVI LLC Series 2014-NPL6, Class A2, 4.25% (A), 09/25/2043 (B)	321,973	308,728
VOLT XXVII LLC Series 2014-NPL7, Class A1, 3.38% (A), 08/27/2057 (B)	1,211,196	1,198,943
VOLT XXX LLC Series 2015-NPL1, Class A1, 3.63% (A), 10/25/2057 (B)	552,952	548,228
VOLT XXXI LLC Series 2015-NPL2, Class A1, 3.38% (A), 02/25/2055 (B)	476,185	469,883
VOLT XXXIII LLC Series 2015-NPL5, Class A1, 3.50% (A), 03/25/2055 (B)	1,166,526	1,153,196
VOLT XXXIV LLC Series 2015-NPL7, Class A1, 3.25% (A), 02/25/2055 (B)	850,716	836,150
VOLT XXXIX LLC Series 2015-NP13, Class-A1, 4.13% (A), 10/25/2045 (B)	528,456	525,728
VOLT XXXV LLC Series 2015-NPL9, Class A1, 3.50% (A), 06/26/2045 (B)	525,246	518,537
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	500,000	497,205
Series 2016-1A, Class A2A,
1.82%, 01/15/2019 (B)	1,867,000	1,870,501
World Omni Auto Receivables Trust
Series 2015-A, Class A2A,
0.79%, 07/16/2018	149,421	149,411
Series 2015-A, Class A3,
1.34%, 05/15/2020	129,000	129,054

Total Asset-Backed Securities (Cost $159,801,621)		159,965,204

CORPORATE DEBT SECURITIES - 19.2%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	100,000	103,509
3.85%, 12/15/2025 (B)	250,000	259,847
BAE Systems PLC 5.80%, 10/11/2041 (B)	239,000	280,075
Lockheed Martin Corp.
3.10%, 01/15/2023	89,000	93,274
4.07%, 12/15/2042	120,000	125,130

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
4.25%, 11/15/2019	$ 150,000	$ 164,847
4.50%, 05/15/2036	400,000	443,914
4.85%, 09/15/2041	190,000	219,313
6.15%, 09/01/2036	109,000	137,751
Northrop Grumman Corp. 3.85%, 04/15/2045	49,000	49,627
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	159,051
4.20%, 06/15/2035	150,000	161,363
United Technologies Corp.
4.15%, 05/15/2045	148,000	157,159
4.50%, 06/01/2042	257,000	286,236
6.70%, 08/01/2028	260,000	340,448
8.88%, 11/15/2019	250,000	305,368

		3,286,912

Air Freight & Logistics - 0.1%
FedEx Corp.
3.25%, 04/01/2026	151,000	156,516
3.90%, 02/01/2035	96,000	93,910
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	74,998
8.38% (F), 04/01/2030	200,000	286,691
United Parcel Service, Inc. 2.45%, 10/01/2022 (G)	186,000	192,433

		804,548

Airlines - 0.1%
Air Canada Pass-Through Trust 4.13%, 11/15/2026 (B)	112,172	114,976
American Airlines Pass-Through Trust 5.25%, 07/31/2022	69,326	74,439
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	222,382	230,165
5.98%, 10/19/2023	231,709	256,038
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	111,860	118,572
4.95%, 11/23/2020	163,055	171,910
5.30%, 10/15/2020	51,319	54,526

		1,020,626

Auto Components - 0.0% (H)
Johnson Controls, Inc.
4.25%, 03/01/2021	150,000	159,873
5.25%, 12/01/2041	300,000	321,355

		481,228

Automobiles - 0.2%
Daimler Finance North America LLC
2.63%, 09/15/2016 (B)	200,000	201,258
2.88%, 03/10/2021 (B) (G)	550,000	566,364
General Motors Co. 6.60%, 04/01/2036	406,000	475,073
General Motors Financial Co., Inc. 3.20%, 07/13/2020	377,000	382,340
Hyundai Capital America
2.40%, 10/30/2018 (B)	143,000	144,157
3.00%, 03/18/2021 (B)	250,000	257,396

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
KIA Motors Corp. 2.63%, 04/21/2021 (B) (G)	$ 200,000	$ 202,415

		2,229,003

Banks - 3.8%
Abbey National Treasury Services PLC 2.50%, 03/14/2019	350,000	355,480
ABN AMRO Bank NV
1.80%, 06/04/2018 (B)	279,000	278,679
4.75%, 07/28/2025 (B)	200,000	204,414
4.80%, 04/18/2026 (B) (G)	200,000	204,699
ANZ New Zealand International, Ltd.
1.75%, 03/29/2018 (B)	219,000	218,969
2.85%, 08/06/2020 (B)	250,000	255,142
Australia & New Zealand Banking Group, Ltd. 4.88%, 01/12/2021, MTN (B)	137,000	152,938
Bank of America Corp.
3.30%, 01/11/2023, MTN	2,600,000	2,642,336
3.50%, 04/19/2026, MTN	398,000	402,266
3.88%, 08/01/2025, MTN	291,000	302,189
3.95%, 04/21/2025, MTN	595,000	594,199
4.20%, 08/26/2024, MTN	140,000	142,579
4.45%, 03/03/2026, MTN	222,000	229,716
5.00%, 05/13/2021, MTN	75,000	83,341
5.63%, 07/01/2020, MTN	2,340,000	2,629,542
5.75%, 12/01/2017	220,000	233,664
5.88%, 02/07/2042, MTN	400,000	495,132
6.40%, 08/28/2017, MTN	1,325,000	1,405,898
6.88%, 04/25/2018, MTN	600,000	657,942
Bank of Montreal 1.40%, 04/10/2018	250,000	250,215
Bank of Nova Scotia
1.45%, 04/25/2018 (G)	455,000	455,100
1.85%, 04/14/2020 (G)	400,000	397,844
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, 02/23/2017 (B)	435,000	438,655
Banque Federative du Credit Mutuel SA 2.00%, 04/12/2019 (B)	200,000	200,742
Barclays Bank PLC
2.25%, 05/10/2017 (B) (G)	276,000	278,575
5.00%, 09/22/2016	100,000	101,573
Barclays PLC
3.25%, 01/12/2021	629,000	633,475
3.65%, 03/16/2025	223,000	214,015
4.38%, 01/12/2026	463,000	466,531
5.25%, 08/17/2045	200,000	209,135
BB&T Corp.
2.63%, 06/29/2020, MTN	300,000	306,783
5.25%, 11/01/2019	90,000	98,405
6.85%, 04/30/2019, MTN	250,000	285,100
BNZ International Funding, Ltd. 2.35%, 03/04/2019 (B)	250,000	252,469
BPCE SA
1.63%, 01/26/2018, MTN	300,000	300,393
4.88%, 04/01/2026 (B)	300,000	302,244
Canadian Imperial Bank of Commerce 2.25%, 07/21/2020 (B) (G)	234,000	237,417

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
2.05%, 12/07/2018	$ 300,000	$ 301,568
2.15%, 07/30/2018	219,000	220,617
2.40%, 02/18/2020	800,000	806,295
2.70%, 03/30/2021	324,000	328,066
3.38%, 03/01/2023	1,000,000	1,028,142
3.40%, 05/01/2026 (E)	400,000	401,417
3.70%, 01/12/2026	1,350,000	1,391,914
4.40%, 06/10/2025	118,000	121,789
4.65%, 07/30/2045	139,000	148,649
8.13%, 07/15/2039	56,000	85,857
Citizens Financial Group, Inc. 4.30%, 12/03/2025	77,000	79,447
Comerica, Inc. 2.13%, 05/23/2019	250,000	249,395
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B)	530,000	535,604
4.50%, 12/09/2025 (B) (G)	200,000	205,459
Cooperatieve Rabobank UA
3.38%, 01/19/2017	205,000	208,310
3.88%, 02/08/2022	300,000	322,954
5.80%, 09/30/2110 (B)	300,000	347,113
Credit Agricole SA 4.38%, 03/17/2025 (B)	400,000	398,704
Discover Bank 4.20%, 08/08/2023	550,000	576,062
Fifth Third Bancorp 2.88%, 07/27/2020	208,000	210,995
Fifth Third Bank
2.38%, 04/25/2019	270,000	274,396
3.85%, 03/15/2026	200,000	206,083
HSBC Holdings PLC
4.00%, 03/30/2022	911,000	965,462
4.25%, 03/14/2024	500,000	511,218
4.30%, 03/08/2026	345,000	362,223
4.88%, 01/14/2022	1,520,000	1,671,346
Huntington Bancshares, Inc. 3.15%, 03/14/2021	282,000	288,968
Huntington National Bank 2.00%, 06/30/2018	250,000	251,336
ING Bank NV 3.75%, 03/07/2017 (B)	400,000	408,456
KeyBank NA
3.18%, 10/15/2027	250,000	255,132
5.70%, 11/01/2017	245,000	259,344
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	324,697
2.05%, 01/22/2019	200,000	200,860
3.50%, 05/14/2025	200,000	209,781
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (B)	100,000	101,297
3.90%, 01/15/2026 (B) (G)	570,000	585,558
Manufacturers & Traders Trust Co. 6.63%, 12/04/2017	250,000	268,784
Mitsubishi UFJ Financial Group, Inc. 2.95%, 03/01/2021	297,000	303,340
Mizuho Bank, Ltd. 1.80%, 03/26/2018 (B) (G)	200,000	200,242

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc. 2.63%, 04/12/2021 (B)	$ 263,000	$ 263,139
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	280,000	282,495
3.38%, 01/14/2026 (G)	250,000	260,907
Nordea Bank AB
1.63%, 05/15/2018 (B)	500,000	501,089
4.25%, 09/21/2022 (B)	384,000	399,826
PNC Bank NA
2.60%, 07/21/2020, MTN	500,000	513,728
6.88%, 04/01/2018	600,000	658,763
PNC Funding Corp.
5.13%, 02/08/2020	250,000	276,987
5.63%, 02/01/2017	130,000	134,078
6.70%, 06/10/2019	150,000	171,134
Royal Bank of Canada
1.20%, 09/19/2017 (G)	400,000	400,120
1.88%, 02/05/2020	500,000	502,890
Royal Bank of Scotland Group PLC 4.80%, 04/05/2026	350,000	356,629
Santander Issuances SAU 5.18%, 11/19/2025	250,000	248,413
Santander UK Group Holdings PLC
2.88%, 10/16/2020	360,000	358,286
3.13%, 01/08/2021	115,000	115,751
Societe Generale SA 2.50%, 04/08/2021 (B)	300,000	302,290
Stadshypotek AB 1.88%, 10/02/2019 (B) (G)	530,000	531,976
Standard Chartered PLC 3.05%, 01/15/2021 (B)	1,000,000	1,010,878
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/2021 (G)	270,000	275,722
3.78%, 03/09/2026 (G)	322,000	336,515
SunTrust Banks, Inc. 2.90%, 03/03/2021 (G)	265,000	269,587
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	244,000	245,490
2.13%, 04/07/2021, MTN	229,000	229,664
2.25%, 03/15/2021 (B) (G)	300,000	304,749
2.50%, 12/14/2020, MTN	150,000	153,100
US Bancorp
2.35%, 01/29/2021, MTN	400,000	409,646
3.00%, 03/15/2022, MTN (G)	233,000	243,684
4.13%, 05/24/2021, MTN (G)	133,000	145,878
US Bank NA 2.13%, 10/28/2019	400,000	406,717
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	1,300,000	1,314,882
2.50%, 03/04/2021	400,000	406,382
2.55%, 12/07/2020, MTN	132,000	134,754
2.60%, 07/22/2020, MTN	739,000	757,485
3.00%, 02/19/2025, MTN	509,000	510,609
3.30%, 09/09/2024, MTN	1,300,000	1,339,793
3.55%, 09/29/2025, MTN	400,000	419,113
3.68% (F), 06/15/2016	390,000	391,370
4.30%, 07/22/2027, MTN	367,000	391,426
4.60%, 04/01/2021, MTN	600,000	666,834

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.65%, 11/04/2044, MTN	$ 184,000	$ 190,728
4.90%, 11/17/2045, MTN	202,000	218,415
5.63%, 12/11/2017	150,000	160,223
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	236,000	236,668
2.10%, 02/25/2021 (B)	600,000	605,137
2.60%, 11/23/2020	100,000	102,232

		50,690,858

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,259,000	1,312,120
4.70%, 02/01/2036	2,939,000	3,214,187
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	650,000	654,888
7.75%, 01/15/2019	118,000	137,412
8.20%, 01/15/2039	240,000	372,231
Diageo Capital PLC
4.83%, 07/15/2020	90,000	101,554
5.75%, 10/23/2017	230,000	245,240
Heineken NV 1.40%, 10/01/2017 (B)	400,000	401,534
PepsiCo, Inc.
3.10%, 07/17/2022 (G)	148,000	157,643
4.60%, 07/17/2045	78,000	90,128
4.88%, 11/01/2040	33,000	38,351
7.90%, 11/01/2018	21,000	24,464
SABMiller Holdings, Inc. 3.75%, 01/15/2022 (B)	200,000	213,675

		6,963,427

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 11/06/2022	141,000	145,559
3.60%, 05/14/2025	130,000	136,217
4.50%, 05/14/2035	261,000	271,497
Amgen, Inc.
2.13%, 05/01/2020	56,000	56,383
3.88%, 11/15/2021	400,000	435,490
5.15%, 11/15/2041	575,000	654,748
5.75%, 03/15/2040	165,000	199,306
Baxalta, Inc.
3.60%, 06/23/2022 (B)	67,000	68,833
5.25%, 06/23/2045 (B)	33,000	35,627
Biogen, Inc.
3.63%, 09/15/2022	147,000	156,852
5.20%, 09/15/2045	80,000	91,159
Celgene Corp.
1.90%, 08/15/2017	509,000	512,905
3.63%, 05/15/2024	298,000	310,478
3.88%, 08/15/2025	150,000	158,029
5.00%, 08/15/2045	160,000	175,712
Gilead Sciences, Inc.
3.25%, 09/01/2022	108,000	114,433
4.60%, 09/01/2035	83,000	91,029

		3,614,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.7%
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN	$ 100,000	$ 101,847
2.20%, 03/04/2019, MTN	100,000	102,338
2.50%, 04/15/2021, MTN	267,000	273,615
2.80%, 05/04/2026 (E)	76,000	76,558
3.55%, 09/23/2021	509,000	548,323
4.60%, 01/15/2020, MTN (G)	40,000	43,986
5.45%, 05/15/2019	200,000	223,004
BlackRock, Inc. 3.38%, 06/01/2022	174,000	186,309
Charles Schwab Corp. 3.23%, 09/01/2022	100,000	104,587
Credit Suisse AG
1.75%, 01/29/2018	250,000	250,880
2.30%, 05/28/2019, MTN	500,000	506,181
3.00%, 10/29/2021	250,000	255,295
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020 (B)	250,000	250,427
3.75%, 03/26/2025	250,000	244,065
3.80%, 09/15/2022	250,000	252,854
4.88%, 05/15/2045	250,000	253,414
Deutsche Bank AG
1.88%, 02/13/2018	120,000	119,844
2.95%, 08/20/2020	150,000	150,450
3.13%, 01/13/2021	300,000	301,149
4.10%, 01/13/2026	700,000	703,153
6.00%, 09/01/2017	470,000	493,660
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	99,000	100,206
2.75%, 09/15/2020	44,000	44,660
3.50%, 01/23/2025	178,000	180,007
3.63%, 01/22/2023	1,800,000	1,865,385
3.75%, 05/22/2025 - 02/25/2026	285,000	293,050
4.25%, 10/21/2025	100,000	102,107
5.15%, 05/22/2045	48,000	49,356
5.38%, 03/15/2020, MTN	690,000	766,905
5.95%, 01/18/2018	320,000	342,378
6.15%, 04/01/2018	330,000	356,569
6.75%, 10/01/2037	200,000	242,455
7.50%, 02/15/2019, MTN	2,475,000	2,840,726
Invesco Finance PLC 4.00%, 01/30/2024	160,000	172,040
Legg Mason, Inc. 4.75%, 03/15/2026	394,000	408,810
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	450,000	498,290
6.25%, 01/14/2021 (B)	725,000	825,223
Morgan Stanley
2.45%, 02/01/2019, MTN	600,000	609,142
2.50%, 04/21/2021	213,000	213,403
3.88%, 01/27/2026, MTN	919,000	953,587
3.95%, 04/23/2027	124,000	123,818
4.00%, 07/23/2025, MTN	796,000	837,469
4.10%, 05/22/2023, MTN	150,000	155,085
5.00%, 11/24/2025	373,000	405,991
5.55%, 04/27/2017, MTN	170,000	177,147
5.63%, 09/23/2019, MTN	1,000,000	1,113,030
7.30%, 05/13/2019, MTN	1,800,000	2,073,091

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Nomura Holdings, Inc. 6.70%, 03/04/2020	$ 257,000	$ 295,683
State Street Corp. 3.70%, 11/20/2023	615,000	669,388
TD Ameritrade Holding Corp. 2.95%, 04/01/2022	138,000	141,829
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B)	200,000	200,631
4.13%, 04/15/2026 (B)	321,000	329,717

		22,829,117

Chemicals - 0.3%
Agrium, Inc.
3.38%, 03/15/2025 (G)	120,000	119,050
4.13%, 03/15/2035	450,000	414,869
5.25%, 01/15/2045	114,000	118,168
Dow Chemical Co. 4.13%, 11/15/2021	174,000	191,043
E.I. du Pont de Nemours & Co. 4.90%, 01/15/2041	90,000	96,627
Ecolab, Inc.
2.00%, 01/14/2019	300,000	302,382
5.50%, 12/08/2041	420,000	498,040
Mosaic Co.
3.75%, 11/15/2021	209,000	217,638
4.88%, 11/15/2041	253,000	245,760
5.45%, 11/15/2033	472,000	508,900
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	137,000	133,977
6.50%, 05/15/2019	260,000	295,378
PPG Industries, Inc. 9.00%, 05/01/2021	310,000	396,001
Praxair, Inc. 2.65%, 02/05/2025	82,000	82,691
Union Carbide Corp.
7.50%, 06/01/2025	400,000	485,713
7.75%, 10/01/2096	210,000	243,576

		4,349,813

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	191,653
5.25%, 10/01/2020 (B)	65,000	72,324
5.63%, 03/15/2042 (B)	141,000	163,793
6.70%, 06/01/2034 (B)	331,000	418,815
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	54,000	54,071
Pitney Bowes, Inc. 5.60%, 03/15/2018, MTN	100,000	105,697
Tyco International Finance SA 5.13%, 09/14/2045	43,000	45,896
Waste Management, Inc.
3.90%, 03/01/2035	38,000	38,448
4.75%, 06/30/2020	319,000	354,355

		1,445,052

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.20%, 02/28/2021	600,000	612,258
2.45%, 06/15/2020	75,000	77,895

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Cisco Systems, Inc. (continued)
2.90%, 03/04/2021	$ 55,000	$ 57,823
2.95%, 02/28/2026	73,000	76,266
3.00%, 06/15/2022	194,000	205,673
3.63%, 03/04/2024	200,000	220,865
4.45%, 01/15/2020	75,000	82,918
5.90%, 02/15/2039	100,000	132,268

		1,465,966

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	211,188
2.88%, 05/08/2022	352,000	361,981
4.38%, 05/08/2042	128,000	137,757
Fluor Corp. 3.38%, 09/15/2021	547,000	575,706

		1,286,632

Construction Materials - 0.0% (H)
CRH America, Inc. 5.13%, 05/18/2045 (B)	200,000	208,254

Consumer Finance - 0.7%
American Express Co.
3.63%, 12/05/2024	63,000	63,250
7.00%, 03/19/2018	700,000	768,179
American Express Credit Corp.
1.80%, 07/31/2018, MTN	163,000	164,137
2.38%, 05/26/2020, MTN	212,000	216,279
American Honda Finance Corp. 2.13%, 10/10/2018	200,000	203,955
Capital One Financial Corp.
3.50%, 06/15/2023	220,000	223,055
4.20%, 10/29/2025	512,000	523,289
4.75%, 07/15/2021	625,000	688,380
Capital One NA 2.95%, 07/23/2021	250,000	253,638
Ford Motor Credit Co. LLC
1.50%, 01/17/2017	363,000	363,672
2.24%, 06/15/2018	200,000	201,339
2.38%, 03/12/2019 (G)	600,000	607,074
2.94%, 01/08/2019, MTN	400,000	409,744
3.98%, 06/15/2016	555,000	556,904
4.13%, 08/04/2025	212,000	224,621
4.25%, 09/20/2022	332,000	356,728
4.39%, 01/08/2026, MTN	1,000,000	1,079,927
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	71,000	71,708
2.55%, 01/08/2021 (G)	300,000	308,827
2.75%, 03/15/2022, MTN (G)	153,000	158,268
2.80%, 03/06/2023, MTN	363,000	371,523
5.75%, 09/10/2018, MTN	100,000	110,365
Nissan Motor Acceptance Corp. 2.55%, 03/08/2021 (B) (G)	500,000	511,764
PACCAR Financial Corp.
1.60%, 03/15/2017, MTN	197,000	198,372
2.25%, 02/25/2021, MTN	156,000	156,479
Toyota Motor Credit Corp.
1.55%, 07/13/2018, MTN	111,000	112,032
1.90%, 04/08/2021, MTN	194,000	194,172

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Toyota Motor Credit Corp. (continued)
2.80%, 07/13/2022, MTN	$ 250,000	$ 261,961

		9,359,642

Diversified Financial Services - 0.5%
American Honda Finance Corp. 7.63%, 10/01/2018 (B)	300,000	343,129
Blackstone Holdings Finance Co. LLC 5.88%, 03/15/2021 (B) (G)	500,000	580,162
CME Group, Inc. 3.00%, 09/15/2022 - 03/15/2025	360,000	373,068
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020 (B)	2,553,000	2,612,015
3.37%, 11/15/2025 (B)	744,000	794,706
4.42%, 11/15/2035 (B)	479,000	525,981
Jefferies Group LLC
6.25%, 01/15/2036	260,000	253,761
6.45%, 06/08/2027	180,000	192,980
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	250,000	304,104

		5,979,906

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3.00%, 06/30/2022	296,000	301,921
3.40%, 05/15/2025	42,000	42,695
3.60%, 02/17/2023	1,500,000	1,565,167
3.88%, 08/15/2021	1,300,000	1,394,030
4.45%, 05/15/2021	250,000	275,052
4.50%, 05/15/2035	45,000	45,259
4.60%, 02/15/2021	400,000	438,149
4.75%, 05/15/2046	44,000	44,335
5.35%, 09/01/2040	898,000	967,155
6.00%, 08/15/2040	200,000	230,214
6.30%, 01/15/2038	500,000	596,388
6.38%, 03/01/2041	240,000	286,404
6.50%, 09/01/2037	200,000	241,893
BellSouth LLC 6.55%, 06/15/2034	300,000	339,423
British Telecommunications PLC
5.95%, 01/15/2018	200,000	215,423
9.63%, 12/15/2030	180,000	289,371
Centel Capital Corp. 9.00%, 10/15/2019	450,000	519,617
Deutsche Telekom International Finance BV 8.75%, 06/15/2030	330,000	499,920
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	76,815
3.48%, 06/15/2050 (B)	81,000	82,093
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	400,000	400,322
Orange SA 9.00%, 03/01/2031	430,000	671,921
Telefonica Emisiones SAU
5.13%, 04/27/2020	663,000	733,387
5.46%, 02/16/2021	91,000	103,474

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
2.63%, 02/21/2020	$ 82,000	$ 84,490
3.50%, 11/01/2021	600,000	638,926
4.15%, 03/15/2024	300,000	325,398
4.40%, 11/01/2034	1,097,000	1,117,999
4.50%, 09/15/2020	476,000	526,304
4.52%, 09/15/2048	129,000	130,908
4.67%, 03/15/2055	473,000	457,429
4.86%, 08/21/2046	189,000	202,553
5.01%, 08/21/2054	25,000	25,676
5.05%, 03/15/2034	539,000	591,567
5.15%, 09/15/2023	1,314,000	1,511,222
5.85%, 09/15/2035	775,000	923,849

		16,896,749

Electric Utilities - 1.3%
AEP Texas Central Co. 6.65%, 02/15/2033	100,000	127,794
Alabama Power Co.
3.75%, 03/01/2045	47,000	46,158
6.00%, 03/01/2039	248,000	314,984
6.13%, 05/15/2038	77,000	98,476
American Electric Power Co., Inc. 1.65%, 12/15/2017	83,000	82,913
Appalachian Power Co.
5.95%, 05/15/2033	50,000	55,945
6.38%, 04/01/2036	200,000	243,113
6.70%, 08/15/2037	200,000	250,107
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	50,658
4.50%, 04/01/2042	121,000	134,107
5.05%, 09/01/2041 (G)	303,000	363,007
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	195,773
8.88%, 11/15/2018	337,000	396,400
Comision Federal de Electricidad 4.88%, 05/26/2021 (B) (G)	261,000	274,703
Duke Energy Carolinas LLC
4.30%, 06/15/2020 (G)	156,000	172,237
6.00%, 12/01/2028 - 01/15/2038	633,000	811,906
6.45%, 10/15/2032	100,000	130,971
Duke Energy Indiana LLC 3.75%, 07/15/2020	200,000	215,301
Duke Energy Progress LLC
3.00%, 09/15/2021	610,000	644,513
5.30%, 01/15/2019	80,000	88,232
Edison International 2.95%, 03/15/2023	400,000	401,956
Enel Finance International NV 5.13%, 10/07/2019 (B)	450,000	495,991
Entergy Louisiana LLC 3.25%, 04/01/2028	387,000	406,591
Exelon Corp. 3.40%, 04/15/2026 (G)	127,000	130,304
Florida Power & Light Co.
3.13%, 12/01/2025	200,000	209,970
5.13%, 06/01/2041	112,000	136,050
Georgia Power Co. 3.25%, 04/01/2026	196,000	203,264

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Great Plains Energy, Inc. 4.85%, 06/01/2021	$ 326,000	$ 355,172
Hydro-Quebec
8.40%, 01/15/2022	420,000	553,626
9.40%, 02/01/2021	100,000	130,886
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	475,552	516,712
Kansas City Power & Light Co. 5.30%, 10/01/2041	500,000	567,161
Massachusetts Electric Co. 5.90%, 11/15/2039 (B)	55,000	66,014
MidAmerican Energy Co. 5.75%, 11/01/2035, MTN	600,000	754,711
Nevada Power Co.
5.38%, 09/15/2040	52,000	62,957
5.45%, 05/15/2041	400,000	497,405
7.13%, 03/15/2019	100,000	115,316
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (B)	50,000	54,419
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	740,288
6.80%, 01/15/2019	200,000	225,525
Northern States Power Co.
5.35%, 11/01/2039	19,000	23,529
6.25%, 06/01/2036	100,000	134,759
Ohio Edison Co. 6.88%, 07/15/2036	150,000	184,263
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	181,530
2.95%, 03/01/2026 (G)	311,000	318,429
3.25%, 09/15/2021 (G)	159,000	167,523
4.50%, 12/15/2041	200,000	222,454
5.40%, 01/15/2040	42,000	51,883
6.05%, 03/01/2034	60,000	79,673
PacifiCorp
5.50%, 01/15/2019 (G)	125,000	138,060
5.65%, 07/15/2018	100,000	109,629
6.25%, 10/15/2037	360,000	474,786
Pennsylvania Electric Co. 6.05%, 09/01/2017	150,000	158,338
PPL Capital Funding, Inc. 4.20%, 06/15/2022	165,000	177,992
PPL Electric Utilities Corp. 2.50%, 09/01/2022	100,000	101,327
Progress Energy, Inc.
4.88%, 12/01/2019	200,000	219,184
6.00%, 12/01/2039	50,000	61,527
7.75%, 03/01/2031	150,000	207,920
Public Service Co. of Colorado
2.25%, 09/15/2022 (G)	137,000	138,044
3.20%, 11/15/2020	56,000	59,560
Public Service Co. of New Hampshire 3.50%, 11/01/2023 (G)	60,000	63,062
Public Service Co. of Oklahoma 5.15%, 12/01/2019	133,000	147,537
Public Service Electric & Gas Co.
3.65%, 09/01/2042, MTN (G)	138,000	135,673
5.38%, 11/01/2039, MTN	28,000	34,632

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
South Carolina Electric & Gas Co. 4.50%, 06/01/2064	$ 58,000	$ 57,161
Southern California Edison Co.
3.90%, 12/01/2041	100,000	103,645
5.50%, 03/15/2040	130,000	165,547
6.65%, 04/01/2029	300,000	385,869
Virginia Electric & Power Co.
2.95%, 01/15/2022 (G)	157,000	163,266
6.00%, 05/15/2037	140,000	179,448
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	27,294
3.10%, 06/01/2025 (G)	82,000	86,089
3.65%, 12/15/2042	144,000	139,551
Xcel Energy, Inc.
2.40%, 03/15/2021 (G)	150,000	152,334
3.30%, 06/01/2025	277,000	286,968
4.70%, 05/15/2020	50,000	54,707
4.80%, 09/15/2041	116,000	128,493

		16,843,302

Electrical Equipment - 0.0% (H)
Eaton Corp. 7.63%, 04/01/2024	500,000	628,812

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.50%, 04/01/2022	100,000	99,913
6.00%, 04/01/2020	385,000	422,296
6.88%, 06/01/2018	92,000	99,472
7.50%, 01/15/2027	310,000	369,240

		990,921

Energy Equipment & Services - 0.3%
ANR Pipeline Co. 9.63%, 11/01/2021	200,000	256,413
Ensco PLC
5.20%, 03/15/2025	88,000	64,130
5.75%, 10/01/2044	56,000	37,380
Gulf South Pipeline Co., LP 4.00%, 06/15/2022	400,000	371,503
Halliburton Co.
3.50%, 08/01/2023	150,000	153,097
6.15%, 09/15/2019	70,000	79,115
7.60%, 08/15/2096 (B)	160,000	194,804
Nabors Industries, Inc.
4.63%, 09/15/2021	555,000	509,677
5.00%, 09/15/2020	100,000	94,593
Noble Holding International, Ltd.
3.95%, 03/15/2022	87,000	66,337
5.00%, 03/16/2018	48,000	47,040
5.25%, 03/15/2042	253,000	156,860
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (B)	165,000	171,901
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	359,401
3.65%, 12/01/2023	164,000	173,575
Texas Eastern Transmission, LP 2.80%, 10/15/2022 (B)	462,000	437,851
Transocean, Inc.
6.50%, 11/15/2020 (G)	40,000	32,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Transocean, Inc. (continued)
7.13%, 12/15/2021 (G)	$ 226,000	$ 184,190
7.50%, 04/15/2031	200,000	128,000

		3,518,842

Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.25%, 02/15/2022	129,000	130,996
CVS Health Corp.
2.75%, 12/01/2022	100,000	102,108
4.88%, 07/20/2035	220,000	246,610
CVS Pass-Through Trust 5.93%, 01/10/2034 (B)	595,617	660,931
Kroger Co.
2.20%, 01/15/2017	123,000	123,959
5.40%, 07/15/2040	51,000	60,013
6.15%, 01/15/2020	300,000	345,306
7.50%, 04/01/2031	600,000	804,981
8.00%, 09/15/2029	175,000	237,501
Sysco Corp. 3.75%, 10/01/2025	102,000	108,094
Walgreen Co. 3.10%, 09/15/2022	516,000	526,464
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	63,000	65,385
4.50%, 11/18/2034	46,000	45,919
4.80%, 11/18/2044	100,000	102,479

		3,560,746

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020 (G)	31,000	31,864
8.50%, 06/15/2019	310,000	360,342
Cargill, Inc.
3.30%, 03/01/2022 (B)	250,000	261,547
7.35%, 03/06/2019 (B)	250,000	289,102
ConAgra Foods, Inc. 2.10%, 03/15/2018	159,000	160,153
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	400,000	411,623
3.50%, 06/06/2022	180,000	190,991
3.95%, 07/15/2025 (B)	269,000	287,240
5.38%, 02/10/2020	138,000	155,306
6.88%, 01/26/2039	328,000	430,720
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	288,000	308,182
Mondelez International, Inc. 4.00%, 02/01/2024	500,000	545,985

		3,433,055

Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	601,000	614,290
5.25%, 08/15/2019	100,000	108,402
5.88%, 03/15/2041	109,000	128,230
6.38%, 07/15/2016	300,000	302,986
Atmos Energy Corp. 8.50%, 03/15/2019	44,000	51,997
Boston Gas Co. 4.49%, 02/15/2042 (B)	330,000	348,263

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	$ 352,000	$ 374,855

		1,929,023

Health Care Equipment & Supplies - 0.0% (H)
Becton Dickinson and Co.
2.68%, 12/15/2019	38,000	38,993
3.73%, 12/15/2024	49,000	52,161
Medtronic, Inc.
3.15%, 03/15/2022	100,000	106,462
4.38%, 03/15/2035	117,000	130,297
Stryker Corp. 3.50%, 03/15/2026	79,000	82,838

		410,751

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.50%, 05/15/2042	153,000	158,719
6.75%, 12/15/2037	305,000	398,103
Anthem, Inc.
3.13%, 05/15/2022	492,000	502,021
3.30%, 01/15/2023	105,000	107,074
4.65%, 01/15/2043	38,000	39,233
Cardinal Health, Inc.
3.75%, 09/15/2025	75,000	80,411
4.90%, 09/15/2045	45,000	50,031
Express Scripts Holding Co. 4.50%, 02/25/2026	227,000	243,239
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	170,000	173,084
Mayo Clinic 4.13%, 11/15/2052	198,000	210,967
Medco Health Solutions, Inc. 7.13%, 03/15/2018	250,000	274,677
Texas Health Resources 4.33%, 11/15/2055	175,000	177,491
UnitedHealth Group, Inc.
2.13%, 03/15/2021	300,000	302,777
3.10%, 03/15/2026	281,000	289,575
3.35%, 07/15/2022	84,000	89,104
3.38%, 11/15/2021	412,000	440,675
4.63%, 07/15/2035	84,000	94,816

		3,631,997

Hotels, Restaurants & Leisure - 0.0% (H)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	265,000	288,617
6.30%, 10/15/2037, MTN	81,000	104,803

		393,420

Household Products - 0.0% (H)
Kimberly-Clark Corp. 2.40%, 03/01/2022	68,000	70,163

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
4.00%, 10/01/2020 (G)	600,000	630,006
5.75%, 10/01/2041	86,000	86,494
PSEG Power LLC 4.15%, 09/15/2021 (G)	242,000	253,016

		969,516

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.2%
Danaher Corp. 3.90%, 06/23/2021	$ 261,000	$ 284,585
General Electric Co.
3.10%, 01/09/2023, MTN	287,000	304,724
4.65%, 10/17/2021, MTN	258,000	293,245
5.50%, 01/08/2020, MTN	510,000	582,621
6.00%, 08/07/2019, MTN	121,000	139,010
6.75%, 03/15/2032, MTN	139,000	192,126
Koninklijke Philips NV
3.75%, 03/15/2022	200,000	213,011
7.20%, 06/01/2026	500,000	620,709

		2,630,031

Insurance - 0.8%
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (B)	800,000	1,017,470
Aon Corp.
3.13%, 05/27/2016	235,000	235,462
6.25%, 09/30/2040	83,000	100,787
Aon PLC 3.88%, 12/15/2025	268,000	275,632
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042 (G)	268,000	292,459
5.75%, 01/15/2040	100,000	128,590
Berkshire Hathaway, Inc. 2.75%, 03/15/2023	375,000	386,785
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	130,000	134,696
3.15%, 03/15/2025	275,000	285,434
3.35%, 05/15/2024	250,000	263,808
CNA Financial Corp. 3.95%, 05/15/2024	282,000	285,297
Jackson National Life Global Funding 3.05%, 04/29/2026 (B)	203,000	203,023
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (B)	200,000	218,856
6.50%, 03/15/2035 (B)	300,000	355,845
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 (B)	200,000	244,749
Lincoln National Corp.
4.20%, 03/15/2022	153,000	161,686
4.85%, 06/24/2021	58,000	63,363
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	178,154
3.30%, 03/14/2023	99,000	101,166
4.05%, 10/15/2023	250,000	265,903
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B) (G)	147,000	167,408
8.88%, 06/01/2039 (B)	170,000	249,632
MassMutual Global Funding II 2.00%, 04/05/2017 (B)	170,000	171,766
MetLife, Inc. 3.00%, 03/01/2025	200,000	200,615
Metropolitan Life Global Funding I 3.88%, 04/11/2022 (B)	720,000	772,945
Nationwide Mutual Insurance Co. 9.38%, 08/15/2039 (B)	200,000	295,359

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
New York Life Global Funding
2.00%, 04/13/2021 (B)	$ 96,000	$ 96,355
2.15%, 06/18/2019 (B)	350,000	356,467
Pacific Life Global Funding 5.00%, 05/15/2017 (B)	100,000	103,183
Pacific Life Insurance Co. 9.25%, 06/15/2039 (B)	300,000	431,989
Principal Life Global Funding II 2.25%, 10/15/2018 (B) (G)	200,000	203,670
Prudential Insurance Co. of America 8.30%, 07/01/2025 (B)	900,000	1,181,907
Reliance Standard Life Global Funding II 3.05%, 01/20/2021 (B)	298,000	302,088
Travelers Property Casualty Corp. 7.75%, 04/15/2026	450,000	595,240

		10,327,789

Internet & Catalog Retail - 0.0% (H)
Amazon.com, Inc.
3.80%, 12/05/2024	263,000	289,782
4.80%, 12/05/2034	215,000	244,576

		534,358

Internet Software & Services - 0.0% (H)
eBay, Inc.
2.60%, 07/15/2022 (G)	537,000	523,809
4.00%, 07/15/2042	133,000	107,686

		631,495

IT Services - 0.2%
HP Enterprise Services LLC 7.45%, 10/15/2029 (G)	500,000	581,948
International Business Machines Corp.
1.25%, 02/08/2018	315,000	316,265
2.25%, 02/19/2021 (G)	277,000	283,190
4.00%, 06/20/2042 (G)	169,000	175,771
7.00%, 10/30/2025	508,000	683,401
Total System Services, Inc. 4.80%, 04/01/2026	165,000	172,581
Xerox Corp.
4.50%, 05/15/2021	80,000	81,622
5.63%, 12/15/2019	228,000	241,348

		2,536,126

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	45,000	45,608
3.15%, 01/15/2023	218,000	222,027
3.60%, 08/15/2021	176,000	184,312
4.15%, 02/01/2024	217,000	233,509

		685,456

Machinery - 0.2%
Caterpillar Financial Services Corp.
5.85%, 09/01/2017, MTN	150,000	159,500
7.05%, 10/01/2018, MTN	150,000	170,126
7.15%, 02/15/2019, MTN	100,000	115,667
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	115,733
2.60%, 06/26/2022	123,000	124,217
7.90%, 12/15/2018 (G)	250,000	290,990

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Deere & Co.
2.60%, 06/08/2022	$ 119,000	$ 121,993
3.90%, 06/09/2042	107,000	110,208
Illinois Tool Works, Inc. 3.90%, 09/01/2042	624,000	640,650
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/2020	200,000	200,402
Pentair Finance SA
2.90%, 09/15/2018	131,000	131,439
4.65%, 09/15/2025	200,000	204,335
Roper Technologies, Inc. 3.00%, 12/15/2020	52,000	53,644

		2,438,904

Media - 0.8%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	307,608
7.25%, 05/18/2018	155,000	172,056
7.30%, 04/30/2028	130,000	168,845
7.70%, 10/30/2025	300,000	406,204
8.88%, 04/26/2023	200,000	269,120
CBS Corp.
3.70%, 08/15/2024	63,000	65,820
4.00%, 01/15/2026	208,000	220,576
5.50%, 05/15/2033	150,000	161,261
CCO Safari II LLC
4.46%, 07/23/2022 (B)	391,000	415,726
6.38%, 10/23/2035 (B)	114,000	131,590
6.83%, 10/23/2055 (B)	150,000	172,402
Comcast Cable Holdings LLC 10.13%, 04/15/2022	414,000	548,946
Comcast Corp.
6.50%, 11/15/2035	100,000	137,513
7.05%, 03/15/2033	1,300,000	1,793,290
Cox Communications, Inc. 4.80%, 02/01/2035 (B)	450,000	399,465
Cox Enterprises, Inc. 7.38%, 07/15/2027 (B)	200,000	232,528
Discovery Communications LLC 4.38%, 06/15/2021 (G)	344,000	365,388
Historic TW, Inc. 9.15%, 02/01/2023	200,000	265,657
NBCUniversal Media LLC 5.95%, 04/01/2041	210,000	274,370
TCI Communications, Inc. 7.13%, 02/15/2028	100,000	135,324
Thomson Reuters Corp.
3.95%, 09/30/2021 (G)	400,000	423,679
4.70%, 10/15/2019 (G)	75,000	81,134
Time Warner Cable, Inc.
6.75%, 07/01/2018	40,000	44,254
7.30%, 07/01/2038	90,000	110,640
Time Warner Cos., Inc. 7.57%, 02/01/2024	45,000	56,526
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	250,000	330,842
Time Warner, Inc.
3.60%, 07/15/2025	155,000	161,910
4.75%, 03/29/2021	140,000	156,453

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner, Inc. (continued)
6.25%, 03/29/2041	$ 37,000	$ 45,074
6.50%, 11/15/2036	50,000	60,998
7.63%, 04/15/2031	300,000	394,663
7.70%, 05/01/2032	100,000	129,927
Viacom, Inc.
3.88%, 12/15/2021	606,000	630,881
6.88%, 04/30/2036 (G)	250,000	268,491
Walt Disney Co.
3.00%, 02/13/2026 (G)	500,000	528,818
3.15%, 09/17/2025, MTN (G)	250,000	267,768

		10,335,747

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018 (G)	82,000	82,759
3.25%, 11/21/2021	670,000	701,799
4.13%, 02/24/2042	300,000	298,600
6.50%, 04/01/2019	270,000	305,740
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	250,000	209,375
5.40%, 11/14/2034	360,000	275,364
5.45%, 03/15/2043	184,000	138,000
Nucor Corp. 4.00%, 08/01/2023	63,000	65,991
Placer Dome, Inc. 6.45%, 10/15/2035	399,000	385,032
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80,000	84,241
3.75%, 09/20/2021	300,000	318,270

		2,865,171

Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	780,000	837,814
6.13%, 04/01/2036	310,000	401,858
CenterPoint Energy, Inc. 6.50%, 05/01/2018	180,000	194,744
Consolidated Edison Co. of New York, Inc. 5.70%, 06/15/2040	154,000	195,268
Consumers Energy Co.
2.85%, 05/15/2022	121,000	124,684
6.70%, 09/15/2019	100,000	115,689
Delmarva Power & Light Co. 4.00%, 06/01/2042	294,000	301,487
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	109,007
5.25%, 08/01/2033	500,000	537,326
6.40%, 06/15/2018	170,000	185,721
DTE Electric Co.
2.65%, 06/15/2022	68,000	69,777
3.70%, 03/15/2045	114,000	115,845
3.95%, 06/15/2042	101,000	104,432
DTE Energy Co.
3.85%, 12/01/2023	252,000	267,728
6.38%, 04/15/2033	130,000	161,299
San Diego Gas & Electric Co. 6.00%, 06/01/2026	320,000	407,757

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Sempra Energy
6.00%, 10/15/2039	$ 150,000	$ 182,214
9.80%, 02/15/2019 (G)	400,000	483,754
WEC Energy Group, Inc. 3.55%, 06/15/2025 (G)	115,000	121,242

		4,917,646

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
3.45%, 01/15/2021 (G)	75,000	77,126
5.13%, 01/15/2042	100,000	89,798
6.38%, 03/15/2037	450,000	466,917
6.90%, 04/01/2029	200,000	221,338
7.45%, 07/15/2017	240,000	256,210
Nordstrom, Inc. 4.00%, 10/15/2021	301,000	321,299
Target Corp. 2.50%, 04/15/2026	300,000	300,107

		1,732,795

Oil, Gas & Consumable Fuels - 1.7%
Anadarko Holding Co. 7.15%, 05/15/2028	552,000	585,615
Anadarko Petroleum Corp. 8.70%, 03/15/2019 (G)	150,000	170,886
Apache Corp.
3.25%, 04/15/2022	111,000	110,569
4.75%, 04/15/2043	268,000	262,082
6.90%, 09/15/2018	180,000	196,006
BG Energy Capital PLC 5.13%, 10/15/2041 (B)	200,000	214,589
BP Capital Markets PLC
1.85%, 05/05/2017 (G)	429,000	432,054
3.06%, 03/17/2022	124,000	127,898
3.12%, 05/04/2026 (E)	231,000	233,181
3.25%, 05/06/2022	462,000	475,997
3.81%, 02/10/2024	100,000	106,443
Buckeye Partners, LP
4.15%, 07/01/2023 (G)	68,000	64,498
4.35%, 10/15/2024	80,000	75,454
4.88%, 02/01/2021	200,000	207,024
5.85%, 11/15/2043	150,000	136,319
Burlington Resources Finance Co. 7.40%, 12/01/2031	290,000	335,063
Canadian Natural Resources, Ltd. 6.45%, 06/30/2033	299,000	296,165
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	81,630
4.45%, 09/15/2042	162,000	125,442
6.75%, 11/15/2039	61,000	59,237
Chevron Corp.
2.36%, 12/05/2022	80,000	80,355
3.19%, 06/24/2023 (G)	47,000	49,263
CNOOC Finance Pty, Ltd. 2.63%, 05/05/2020	328,000	327,225
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,980
3.00%, 05/09/2023 (G)	254,000	246,391

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips
6.00%, 01/15/2020	$ 105,000	$ 118,562
6.65%, 07/15/2018 (G)	350,000	380,948
ConocoPhillips Holding Co. 6.95%, 04/15/2029	315,000	379,085
Devon Energy Corp.
3.25%, 05/15/2022	150,000	135,821
4.75%, 05/15/2042	224,000	187,188
7.95%, 04/15/2032	150,000	161,540
Ecopetrol SA 5.38%, 06/26/2026	135,000	123,863
Encana Corp. 6.50%, 05/15/2019	150,000	153,159
Energy Transfer Partners, LP
3.60%, 02/01/2023	134,000	122,694
4.75%, 01/15/2026	136,000	131,943
5.15%, 03/15/2045	45,000	38,281
Eni SpA 5.70%, 10/01/2040 (B)	900,000	865,668
EnLink Midstream Partners, LP 4.15%, 06/01/2025	130,000	112,077
Enterprise Products Operating LLC
3.35%, 03/15/2023	150,000	152,296
3.70%, 02/15/2026	127,000	129,174
3.75%, 02/15/2025	74,000	76,357
3.90%, 02/15/2024	112,000	116,563
3.95%, 02/15/2027	153,000	158,447
4.05%, 02/15/2022	250,000	261,735
4.90%, 05/15/2046	45,000	45,548
4.95%, 10/15/2054	33,000	30,874
5.10%, 02/15/2045	32,000	33,657
5.95%, 02/01/2041	45,000	49,816
EOG Resources, Inc.
2.63%, 03/15/2023 (G)	236,000	230,571
4.10%, 02/01/2021	300,000	321,577
4.15%, 01/15/2026 (G)	80,000	85,556
5.10%, 01/15/2036	392,000	426,853
Exxon Mobil Corp.
2.40%, 03/06/2022	300,000	306,190
2.73%, 03/01/2023	471,000	482,020
4.11%, 03/01/2046	294,000	313,217
Kerr-McGee Corp. 7.88%, 09/15/2031	300,000	342,229
Magellan Midstream Partners, LP 3.20%, 03/15/2025	80,000	77,003
Marathon Oil Corp. 2.80%, 11/01/2022	170,000	151,130
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	122,459
5.63%, 05/01/2021	330,000	339,115
Occidental Petroleum Corp.
2.70%, 02/15/2023 (G)	400,000	402,607
3.40%, 04/15/2026	123,000	127,249
3.50%, 06/15/2025 (G)	91,000	95,528
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	104,488
3.38%, 10/01/2022	95,000	89,454
4.90%, 03/15/2025 (G)	500,000	505,499

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners, LP (continued)
6.65%, 10/01/2036	$ 220,000	$ 209,526
8.63%, 03/01/2019	150,000	167,210
Petro-Canada
5.35%, 07/15/2033	100,000	100,483
6.05%, 05/15/2018	312,000	333,616
7.88%, 06/15/2026 (G)	100,000	124,457
Petroleos Mexicanos
4.50%, 01/23/2026 (G)	122,000	116,071
4.88%, 01/18/2024	81,000	80,696
5.63%, 01/23/2046	77,000	68,554
6.38%, 02/04/2021 (B)	285,000	307,737
6.38%, 01/23/2045	228,000	222,300
6.88%, 08/04/2026 (B)	359,000	396,156
Phillips 66
2.95%, 05/01/2017	161,000	164,007
4.30%, 04/01/2022	130,000	141,310
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	97,000	93,052
4.65%, 10/15/2025 (G)	450,000	428,998
4.90%, 02/15/2045	222,000	181,962
Shell International Finance BV
4.13%, 05/11/2035	158,000	167,843
4.30%, 09/22/2019	300,000	326,302
4.38%, 03/25/2020	410,000	449,148
6.38%, 12/15/2038	100,000	130,017
Sinopec Group Overseas Development, Ltd. 3.90%, 05/17/2022 (B)	200,000	209,279
Spectra Energy Capital LLC
3.30%, 03/15/2023	100,000	92,307
7.50%, 09/15/2038 (G)	125,000	134,124
Spectra Energy Partners, LP 3.50%, 03/15/2025	313,000	311,212
Statoil ASA
3.15%, 01/23/2022	313,000	323,231
4.25%, 11/23/2041	236,000	243,234
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	432,643
6.10%, 06/01/2018	250,000	268,068
Sunoco Logistics Partners Operations, LP
5.50%, 02/15/2020	250,000	263,181
5.95%, 12/01/2025 (G)	150,000	161,693
Tosco Corp.
7.80%, 01/01/2027	160,000	197,618
8.13%, 02/15/2030	230,000	295,069
Total Capital International SA
2.70%, 01/25/2023	688,000	692,204
3.75%, 04/10/2024	82,000	88,321
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	110,839
3.13%, 01/15/2019	149,000	152,343
3.75%, 10/16/2023	135,000	138,526
4.88%, 01/15/2026	370,000	406,901
6.50%, 08/15/2018	175,000	191,707

		22,609,352

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
Actavis Funding SCS
3.45%, 03/15/2022	$ 211,000	$ 216,158
4.55%, 03/15/2035	235,000	235,082
Actavis, Inc. 3.25%, 10/01/2022	162,000	163,996
Allergan, Inc. 3.38%, 09/15/2020 (G)	125,000	130,624
Bayer US Finance LLC 3.38%, 10/08/2024 (B) (G)	200,000	212,622
Johnson & Johnson 3.55%, 03/01/2036	192,000	202,627
Merck & Co., Inc.
2.35%, 02/10/2022	43,000	43,834
3.70%, 02/10/2045	20,000	20,452
Novartis Capital Corp.
2.40%, 09/21/2022	160,000	164,718
3.40%, 05/06/2024	395,000	425,320
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	181,000	189,948
Zoetis, Inc.
3.25%, 02/01/2023 (G)	200,000	201,534
3.45%, 11/13/2020	37,000	38,110
4.50%, 11/13/2025 (G)	284,000	302,890

		2,547,915

Real Estate Investment Trusts - 0.3%
Boston Properties, LP 3.65%, 02/01/2026	408,000	427,206
Duke Realty, LP 4.38%, 06/15/2022	168,000	178,830
Equity Commonwealth
5.88%, 09/15/2020	485,000	525,902
6.65%, 01/15/2018	215,000	225,269
ERP Operating, LP 4.63%, 12/15/2021	587,000	659,537
HCP, Inc.
2.63%, 02/01/2020	232,000	230,031
3.40%, 02/01/2025	114,000	107,606
3.88%, 08/15/2024	105,000	103,003
4.20%, 03/01/2024	54,000	54,639
Prologis, LP 3.75%, 11/01/2025	38,000	40,386
Realty Income Corp. 3.25%, 10/15/2022	250,000	251,972
Simon Property Group, LP
3.30%, 01/15/2026	242,000	254,496
4.38%, 03/01/2021	457,000	505,106
Ventas Realty, LP
3.50%, 02/01/2025	54,000	53,760
3.75%, 05/01/2024	150,000	152,639
4.13%, 01/15/2026	79,000	82,678
Welltower, Inc.
4.00%, 06/01/2025	130,000	133,309
4.25%, 04/01/2026	500,000	519,969

		4,506,338

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	271,002

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC (continued)
3.60%, 09/01/2020	$ 125,000	$ 134,958
5.75%, 05/01/2040	300,000	380,394
7.29%, 06/01/2036	90,000	124,345
Canadian National Railway Co. 5.85%, 11/15/2017	180,000	192,772
Canadian Pacific Railway Co. 6.13%, 09/15/2115	64,000	75,221
CSX Corp.
3.95%, 05/01/2050	42,000	40,238
4.25%, 06/01/2021	65,000	71,499
6.00%, 10/01/2036, MTN	210,000	258,624
7.38%, 02/01/2019	350,000	401,953
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	173,591
6.00%, 03/15/2105	160,000	185,184
Union Pacific Corp.
2.95%, 01/15/2023 (G)	43,000	45,014
4.16%, 07/15/2022	306,000	342,160
4.30%, 06/15/2042	148,000	158,878

		2,855,833

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.10%, 07/29/2022	120,000	127,362
3.30%, 10/01/2021	130,000	139,411
3.70%, 07/29/2025 (G)	97,000	106,671
4.80%, 10/01/2041	150,000	169,870
National Semiconductor Corp. 6.60%, 06/15/2017	200,000	212,225

		755,539

Software - 0.3%
Intuit, Inc. 5.75%, 03/15/2017	70,000	72,639
Microsoft Corp.
2.38%, 02/12/2022 - 05/01/2023	125,000	127,989
3.50%, 02/12/2035	77,000	77,118
3.63%, 12/15/2023	311,000	342,656
4.00%, 02/12/2055	81,000	80,127
4.20%, 11/03/2035	103,000	112,271
4.50%, 10/01/2040	70,000	77,819
4.75%, 11/03/2055	436,000	497,098
Oracle Corp.
2.38%, 01/15/2019	182,000	188,222
2.50%, 10/15/2022	480,000	489,842
2.95%, 05/15/2025	200,000	205,914
5.00%, 07/08/2019	100,000	111,746
5.38%, 07/15/2040	123,000	149,379
6.13%, 07/08/2039	731,000	964,942
6.50%, 04/15/2038	200,000	271,207

		3,768,969

Specialty Retail - 0.1%
Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	130,000	124,094
Home Depot, Inc.
2.00%, 04/01/2021	130,000	131,571
2.63%, 06/01/2022	47,000	48,643
3.00%, 04/01/2026 (G)	212,000	221,700
4.25%, 04/01/2046	145,000	159,938

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc.
3.38%, 09/15/2025	$ 119,000	$ 127,390
5.50%, 10/15/2035	140,000	169,556
7.11%, 05/15/2037, MTN	120,000	167,090

		1,149,982

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.89% (A), 05/03/2018 (G)	297,000	297,058
2.15%, 02/09/2022 (G)	327,000	329,104
2.40%, 05/03/2023	494,000	496,183
2.85%, 05/06/2021 - 02/23/2023	726,000	754,828
3.20%, 05/13/2025	160,000	167,843
3.25%, 02/23/2026	266,000	278,280
3.45%, 02/09/2045	125,000	113,901
4.50%, 02/23/2036	340,000	370,618
4.65%, 02/23/2046	119,000	130,682

		2,938,497

Trading Companies & Distributors - 0.0% (H)
WW Grainger, Inc. 4.60%, 06/15/2045	68,000	77,808

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	233,000	234,360
4.88%, 07/11/2022 (B)	500,000	539,174
Ryder System, Inc.
2.50%, 03/01/2017 - 05/11/2020, MTN	598,000	602,162
3.45%, 11/15/2021, MTN	42,000	43,084

		1,418,780

Water Utilities - 0.0% (H)
American Water Capital Corp. 3.85%, 03/01/2024	300,000	327,647

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	422,952
3.13%, 07/16/2022	236,000	242,783
Crown Castle Towers LLC 3.22%, 05/15/2042 (B)	200,000	203,328
Rogers Communications, Inc.
4.10%, 10/01/2023 (G)	213,000	231,736
5.45%, 10/01/2043	95,000	110,425
Vodafone Group PLC
1.63%, 03/20/2017	470,000	471,778
2.50%, 09/26/2022 (G)	35,000	34,485
2.95%, 02/19/2023 (G)	40,000	39,991

		1,757,478

Total Corporate Debt Securities (Cost $242,394,972)		253,642,194

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (H)
Province of Quebec 6.35%, 01/30/2026, MTN	285,000	363,183

		363,183

Colombia - 0.0% (H)
Colombia Government International Bond 5.00%, 06/15/2045	200,000	190,500

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.2%
Israel Government AID Bond
Series 2010-Z,
Zero Coupon, 02/15/2025	$ 2,250,000	$ 1,819,136
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,061,830

		2,880,966

Mexico - 0.2%
Mexico Government International Bond
4.13%, 01/21/2026 (G)	553,000	580,650
5.55%, 01/21/2045	190,000	213,750
5.75%, 10/12/2110	550,000	566,500
3.50%, 01/21/2021, MTN	731,000	756,585
4.75%, 03/08/2044, MTN	688,000	694,880

		2,812,365

Peru - 0.0% (H)
Peru Government International Bond 5.63%, 11/18/2050	45,000	52,088

Poland - 0.0% (H)
Poland Government International Bond
3.25%, 04/06/2026	115,000	114,862
4.00%, 01/22/2024	333,000	355,811

		470,673

Supranational - 0.1%
African Development Bank 8.80%, 09/01/2019	500,000	608,787

Turkey - 0.1%
Turkey Government International Bond
4.25%, 04/14/2026 (G)	210,000	208,425
5.75%, 03/22/2024	365,000	400,587

		609,012

Total Foreign Government Obligations (Cost $7,632,522)		7,987,574

MORTGAGE-BACKED SECURITIES - 5.0%
A10 Securitization LLC Series 2015-1, Class A1, 2.10%, 04/15/2034 (B)	587,649	587,719
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (B)	664,728	658,062
Series 2013-2, Class B,
4.38%, 11/15/2027 (B)	250,000	244,728
Series 2014-1, Class A1,
1.72%, 04/15/2033 (B)	490,995	486,738
Series 2014-1, Class A2,
3.02%, 04/15/2033 (B)	603,000	591,696
Access Point Funding Trust Series 2016-1, Class A, 6.25%, 02/16/2021 (C) (D) (I)	1,289,496	1,289,496
Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88% (A), 07/25/2060 (B)	415,567	410,734
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	52,461	54,061

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American General Mortgage Loan Trust (continued)
Series 2010-1A, Class A3,
5.65% (A), 03/25/2058 (B)	$ 49,643	$ 49,571
Angel Oak Mortgage Trust LLC Series 2015-1, Class A, 4.50% (A), 11/25/2045 (B)	505,965	508,728
ASG Resecuritization Trust
Series 2009-1, Class A60,
2.22% (A), 06/26/2037 (B)	28,351	28,118
Series 2009-3, Class A65,
2.35% (A), 03/26/2037 (B)	365,801	362,786
Series 2011-1, Class 3A50,
2.90% (A), 11/28/2035 (B)	242,093	237,659
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1,
6.00%, 01/25/2034	76,394	78,226
Series 2003-11, Class 2A1,
6.00%, 01/25/2034	92,881	95,227
Series 2003-7, Class 2A4,
5.00%, 09/25/2018	76,401	76,596
Series 2004-1, Class 1A1,
6.00%, 02/25/2034	266,116	281,662
Series 2004-1, Class 5A1,
5.50%, 02/25/2019	16,099	16,251
Series 2004-8, Class 3A1,
5.50%, 09/25/2019	27,188	26,511
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.89% (A), 07/10/2044	202,054	202,006
Series 2006-4, Class A4,
5.63%, 07/10/2046	108,871	108,880
Series 2006-5, Class A4,
5.41%, 09/10/2047	137,124	137,935
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	239,520	245,202
Series 2004-C, Class 1A1,
3.09% (A), 12/20/2034	59,762	58,489
Series 2005-E, Class 4A1,
2.87% (A), 03/20/2035	989,980	974,703
Series 2010-R11A, Class 1A6,
5.12% (A), 08/26/2035 (B)	158,253	158,875
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/2043	120,720	120,340
Banc of America Mortgage Trust
Series 2003-3, Class 2A1,
0.99% (A), 05/25/2018	18,530	18,019
Series 2003-4, Class 2A1,
0.99% (A), 06/25/2018	43,774	42,307
Series 2003-6, Class 2A1,
0.89% (A), 08/25/2018	18,186	17,911
Series 2003-C, Class 3A1,
3.18% (A), 04/25/2033	59,322	59,787
Series 2003-E, Class 2A2,
2.79% (A), 06/25/2033	200,957	199,644
Series 2004-3, Class 1A26,
5.50%, 04/25/2034	115,630	116,632

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust (continued)
Series 2004-3, Class 3A1,
5.00%, 04/25/2019	$ 16,839	$ 17,002
Series 2004-5, Class 4A1,
4.75%, 06/25/2019	11,693	11,676
Series 2004-C, Class 2A2,
3.23% (A), 04/25/2034	342,121	340,399
BCAP LLC Trust
Series 2009-RR13, Class 17A2,
5.50% (A), 04/26/2037 (B)	96,706	97,093
Series 2009-RR14, Class 3A2,
2.56% (A), 08/26/2035 (B)	468,166	468,164
Series 2009-RR5, Class 8A1,
5.50%, 11/26/2034 (B)	138,711	143,680
Series 2010-RR12, Class 2A5,
2.71% (A), 01/26/2036 (B)	188,004	185,983
Series 2010-RR5, Class 2A5,
5.40% (A), 04/26/2037 (B)	211,893	213,469
Series 2010-RR6, Class 22A3,
3.84% (A), 06/26/2036 (B)	83,324	82,934
Series 2010-RR7, Class 1A5,
3.01% (A), 04/26/2035 (B)	83,169	82,248
Series 2010-RR7, Class 2A1,
2.31% (A), 07/26/2045 (B)	629,380	624,240
Series 2010-RR8, Class 3A4,
3.04% (A), 05/26/2035 (B)	676,785	660,734
Series 2011-RR10, Class 2A1,
1.29% (A), 09/26/2037 (B)	1,120,912	1,080,839
Series 2011-RR4, Class 6A3,
5.00% (A), 08/26/2037 (B)	493,076	499,780
Series 2011-RR5, Class 11A3,
0.58% (A), 05/28/2036 (B)	155,106	154,002
Series 2012-RR10, Class 3A1,
0.62% (A), 05/26/2036 (B)	315,241	308,229
Series 2012-RR2, Class 1A1,
0.60% (A), 08/26/2036 (B)	108,883	108,188
Series 2012-RR3, Class 2A5,
2.18% (A), 05/26/2037 (B)	375,561	374,214
Series 2015-RR4, Class 1A1,
1.44% (A), 09/11/2038 (B)	378,000	355,968
Bear Stearns Alt-A Trust Series 2005-2, Class 1A1, 0.94% (A), 03/25/2035	190,701	185,441
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.51% (A), 07/25/2033	86,281	86,131
Series 2004-2, Class 14A,
3.34% (A), 05/25/2034	54,456	53,987
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.39% (A), 06/11/2041 (B)	450,918	153
CD Commercial Mortgage Trust, Interest Only STRIPS Series 2007-CD4, Class XC, 0.58% (A), 12/11/2049 (B)	23,573,110	55,529
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.81% (A), 02/25/2037	1,148,707	1,130,938

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust (continued)
Series 2007-A1, Class 2A1,
2.65% (A), 02/25/2037	$ 255,106	$ 254,192
Series 2007-A1, Class 7A1,
2.65% (A), 02/25/2037	175,886	175,350
Series 2007-A1, Class 9A1,
2.75% (A), 02/25/2037	104,176	102,750
Series 2007-A2, Class 1A1,
2.89% (A), 07/25/2037	53,935	53,452
Series 2007-A2, Class 2A1,
2.71% (A), 07/25/2037	326,249	315,907
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	209,773	218,564
Series 2004-3, Class A4,
5.75%, 04/25/2034	314,660	325,117
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	311,798	321,731
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	15,588	15,885
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	27,848	28,032
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4, 5.43%, 10/15/2049	467,877	470,920
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-HYB1, Class A, 2.74% (A), 09/25/2033	182,109	180,112
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	152,555	151,605
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	195,661	200,214
Series 2008-AR4, Class 1A1A,
2.91% (A), 11/25/2038 (B)	531,427	527,163
Series 2009-10, Class 1A1,
2.52% (A), 09/25/2033 (B)	393,073	395,485
Series 2009-11, Class 3A1,
5.75% (A), 05/25/2037 (B)	236,331	239,599
Series 2010-7, Class 10A1,
2.76% (A), 02/25/2035 (B)	61,689	61,028
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (B)	797,624	800,992
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (B)	864,126	871,013
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.22%, 08/15/2048	369,795	373,406
Series 2006-C1, Class AM,
5.25%, 08/15/2048	1,000,000	993,449
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C1, 0.98% (A), 08/15/2048	14,522,367	50,544
COMM Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 08/10/2048	562,000	606,238

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Interest Only STRIPS Series 2012-CR2, Class XA, 1.90% (A), 08/15/2045	$ 1,961,960	$ 161,006
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	100,010	102,551
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	160,765	162,705
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	156,603	165,383
Series 2003-29, Class 8A1,
6.00%, 11/25/2018	47,004	48,199
Series 2003-AR15, Class 3A1,
2.94% (A), 06/25/2033	199,394	197,096
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	278,198	290,443
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	120,125	121,851
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	276,694	288,114
Credit Suisse Mortgage Capital Certificates Series 2009-3R, Class 19A3, 6.00%, 01/27/2038 (B)	81,519	82,863
CSMC Trust
Series 2010-11R, Class A6,
1.43% (A), 06/28/2047 (B)	992,735	942,619
Series 2010-16, Class A3,
4.25% (A), 06/25/2050 (B)	81,794	81,764
Series 2010-17R, Class 1A1,
2.55% (A), 06/26/2036 (B)	143,654	144,582
Series 2011-16R, Class 7A3,
3.50% (A), 12/27/2036 (B)	128,494	128,691
Series 2011-6R, Class 3A1,
2.87% (A), 07/28/2036 (B)	174,911	175,773
Series 2012-3R, Class 1A1,
2.41% (A), 07/27/2037 (B)	317,410	312,112
DBRR Trust, Interest Only STRIPS Series 2011-C32, Class A3X1, 2.02% (A), 06/17/2049 (B)	6,000,000	66,127
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.84% (A), 02/25/2020	91,012	92,099
FDIC Trust Series 2013-N1, Class A, 4.50%, 10/25/2018 (B)	1,703	1,703
First Horizon Mortgage Pass-Through Trust Series 2004-AR2, Class 2A1, 2.97% (A), 05/25/2034	271,590	267,700
GMACM Mortgage Loan Trust
Series 2003-AR1, Class A4,
3.17% (A), 10/19/2033	82,255	80,995
Series 2003-AR2, Class 2A4,
3.14% (A), 12/19/2033	647,948	636,052
Series 2004-J5, Class A7,
6.50%, 01/25/2035	627,466	647,507

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GMACM Mortgage Loan Trust (continued)
Series 2004-J6, Class 1A1,
5.00%, 01/25/2020	$ 42,605	$ 43,446
GS Mortgage Securities Trust, Interest Only STRIPS Series 2006-GG8, Class X, 0.76% (A), 11/10/2039 (B)	6,319,155	3,504
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF, 0.79% (A), 09/25/2035 (B)	1,003,874	811,092
GSMPS Mortgage Loan Trust, Interest Only STRIPS Series 2005-RP3, Class 1AS, 4.34% (A), 09/25/2035 (B)	752,905	107,011
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	523,680	531,469
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	447,604	459,442
Series 2005-5F, Class 8A3,
0.94% (A), 06/25/2035	27,168	25,648
HILT Mortgage Trust Series 2014-ORL, Class A, 1.33% (A), 07/15/2029 (B)	1,750,000	1,721,747
Impac CMB Trust Series 2005-4, Class 2A1, 1.04% (A), 05/25/2035	202,339	196,267
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 08/25/2033	69,767	70,424
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
0.79% (A), 05/25/2036	493,738	441,900
Series 2006-2, Class 2A1,
0.79% (A), 08/25/2036	250,181	243,676
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class AJ,
5.59% (A), 08/12/2037	89,944	89,924
Series 2006-CB15, Class A4,
5.81% (A), 06/12/2043	664,654	663,812
Series 2006-CB16, Class A1A,
5.55%, 05/12/2045	760,359	763,248
Series 2006-CB16, Class A4,
5.55%, 05/12/2045	62,603	62,742
Series 2006-LDP9, Class A3SF,
0.59% (A), 05/15/2047	333,988	332,049
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-CB15, Class X1, 0.51% (A), 06/12/2043	25,639,606	18,963
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
2.71% (A), 07/25/2034	82,360	84,358
Series 2004-A4, Class 1A1,
2.81% (A), 09/25/2034	66,966	68,147
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	13,616	13,948

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust (continued)
Series 2005-A1, Class 3A4,
2.86% (A), 02/25/2035	$ 200,904	$ 203,981
Series 2006-A2, Class 5A3,
2.68% (A), 11/25/2033	453,065	454,039
Series 2006-A3, Class 6A1,
2.77% (A), 08/25/2034	48,762	48,675
JPMorgan Re-REMIC Trust
Series 2009-6, Class 4A1,
2.68% (A), 09/26/2036 (B)	77,467	77,547
Series 2010-4, Class 7A1,
1.99% (A), 08/26/2035 (B)	9,761	9,754
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4,
6.10% (A), 06/15/2038	64,840	64,847
Series 2006-C7, Class A3,
5.35%, 11/15/2038	368,449	371,187
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C1, Class XCL, 0.34% (A), 02/15/2041 (B)	3,854,428	548
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.85% (A), 04/21/2034	496,597	496,479
Series 2004-13, Class 3A7,
2.78% (A), 11/21/2034	314,411	319,439
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	47,897	47,408
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	39,898	40,136
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	452,435	467,525
Series 2003-2, Class 1A1,
5.00%, 03/25/2018	10,942	10,938
Series 2003-3, Class 3A18,
5.50%, 04/25/2033	90,319	90,124
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B) (C)	156,594	168,147
MASTR Re-REMIC Trust, Principal Only STRIPS Series 2005, Class 3, 05/28/2035 (B)	40,796	32,182
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
2.86% (A), 07/25/2033	80,345	73,020
Series 2003-A5, Class 2A6,
2.52% (A), 08/25/2033	77,820	78,108
Series 2004-1, Class 2A1,
2.42% (A), 12/25/2034	299,086	298,569
Series 2004-A4, Class A2,
2.67% (A), 08/25/2034	127,823	129,705
Series 2004-D, Class A2,
1.60% (A), 09/25/2029	202,248	193,611
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC, 0.80% (A), 12/12/2049 (B)	10,373,338	29,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.82% (A), 06/11/2042	$ 194,781	$ 202,651
Series 2011-C3, Class A3,
4.05%, 07/15/2049	637,000	668,723
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.63% (A), 12/15/2043 (B)	30,049,607	48,085
Series 2006-T21, Class X,
0.11% (A), 10/12/2052 (B)	15,843,340	108,920
Series 2007-HQ11, Class X,
0.38% (A), 02/12/2044 (B)	50,098,502	64,772
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.69% (A), 04/25/2034	286,151	299,240
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	531,657	524,613
Series 2012-XA, Class A,
2.00%, 07/27/2049 (B)	460,412	457,534
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	1,630,000	1,516,376
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (B)	598,235	597,207
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (B)	511,000	510,555
PFP, Ltd.
Series 2015-2, Class A,
1.88% (A), 07/14/2034 (B)	683,000	675,939
Series 2015-2, Class C,
3.68% (A), 07/14/2034 (B)	141,000	138,290
Series 2015-2, Class D,
4.43% (A), 07/14/2034 (B)	100,000	98,410
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	110,045	114,832
Prime Mortgage Trust, Principal Only STRIPS Series 2004-CL1, Class 1, 02/25/2034	6,836	5,577
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 2.83% (A), 05/25/2035	193,989	197,571
RAIT Trust
Series 2014-FL2, Class B,
2.58% (A), 05/13/2031 (B)	425,000	419,671
Series 2014-FL3, Class A,
1.68% (A), 12/15/2031 (B)	308,847	304,777
Series 2015-FL4, Class A,
1.78% (A), 12/15/2031 (B)	318,013	316,595
Series 2015-FL5, Class B,
4.33% (A), 01/15/2031 (B)	395,000	394,269
RALI Trust
Series 2003-QS13, Class A5,
1.09% (A), 07/25/2033	225,870	205,569
Series 2003-QS15, Class A7,
5.50%, 08/25/2033	1,603,076	1,605,687

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust (continued)
Series 2003-QS18, Class A1,
5.00%, 09/25/2018	$ 28,364	$ 28,572
Series 2004-QS7, Class A4,
5.50%, 05/25/2034	292,815	297,259
RAMP Trust Series 2004-SL2, Class A3, 7.00%, 10/25/2031	180,206	187,109
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50%, 02/26/2036 (B)	379,662	401,836
Series 2010-9, Class 7A5,
4.00% (A), 05/26/2037 (B)	170,804	168,391
RCMC LLC Series 2012-CRE1, Class A, 5.62%, 11/15/2044 (B)	109,110	109,678
Residential Asset Securitization Trust Series 2002-A13, Class A4, 5.25%, 12/25/2017	4,231	4,122
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1.83% (A), 08/15/2032 (B)	440,000	432,302
Series 2015-CRE4, Class B,
3.43% (A), 08/15/2032 (B)	230,000	227,020
RFMSI Trust
Series 2003-S20, Class 2A1,
4.75%, 12/25/2018	18,645	18,782
Series 2003-S4, Class A4,
5.75%, 03/25/2033	209,383	213,816
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1.04% (A), 12/20/2034	435,306	419,631
Series 2004-11, Class A3,
1.04% (A), 12/20/2034	283,442	272,858
Series 2004-12, Class A3,
1.12% (A), 01/20/2035	192,678	176,314
Springleaf Mortgage Loan Trust Series 2013-3A, Class A, 1.87% (A), 09/25/2057 (B)	484,897	485,418
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 1.10% (A), 10/19/2034	393,222	374,141
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
6.04% (A), 12/25/2033	110,364	110,073
Series 2004-4XS, Class 1A5,
5.60% (A), 02/25/2034	389,610	400,365
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-32, Class 1A1,
5.24% (A), 11/25/2033	53,002	52,983
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	82,444	84,109
Series 2003-35, Class 3A1,
0.94% (A), 12/25/2033	76,639	76,049
Series 2004-5H, Class A4,
5.54%, 12/25/2033	374,947	385,103

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1.08% (A), 09/25/2043	$ 213,152	$ 204,605
Series 2004-1, Class II2A,
1.88% (A), 03/25/2044	97,375	94,421
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (B)	1,000,000	1,041,979
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 05/10/2063	650,000	692,288
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.81% (A), 05/10/2063 (B)	5,751,297	338,566
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (B)	1,000,000	1,033,416
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.17% (A), 03/15/2045 (B)	8,168,603	50
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
2.57% (A), 06/25/2033	443,348	440,769
Series 2003-AR7, Class A7,
2.42% (A), 08/25/2033	162,159	161,886
Series 2003-AR8, Class A,
2.48% (A), 08/25/2033	60,803	61,284
Series 2003-AR9, Class 1A6,
2.52% (A), 09/25/2033	280,097	281,418
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	272,993	281,757
Series 2003-S4, Class 2A10,
16.26% (A), 06/25/2033	11,244	14,194
Series 2003-S9, Class A8,
5.25%, 10/25/2033	163,666	167,089
Series 2004-AR3, Class A1,
2.64% (A), 06/25/2034	38,082	38,295
Series 2004-AR3, Class A2,
2.64% (A), 06/25/2034	391,696	393,896
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	119,211	120,960
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	147,595	152,980
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	292,400	304,632
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	170,026	179,542
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	83,321	89,905
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1, 2.85% (A), 08/27/2037 (B)	45,687	45,230

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
2.62% (A), 11/25/2033	$ 20,990	$ 20,968
Series 2004-4, Class A9,
5.50%, 05/25/2034	219,397	223,813
Series 2004-EE, Class 2A1,
2.76% (A), 12/25/2034	173,181	174,152
Series 2004-EE, Class 2A2,
2.76% (A), 12/25/2034	43,295	44,036
Series 2004-EE, Class 3A1,
2.72% (A), 12/25/2034	48,395	49,780
Series 2004-EE, Class 3A2,
2.72% (A), 12/25/2034	72,593	74,670
Series 2004-I, Class 1A1,
2.83% (A), 07/25/2034	676,114	682,706
Series 2004-P, Class 2A1,
2.74% (A), 09/25/2034	1,088,428	1,085,356
Series 2004-R, Class 2A1,
2.74% (A), 09/25/2034	515,265	518,591
Series 2004-U, Class A1,
2.83% (A), 10/25/2034	838,166	830,925
Series 2004-V, Class 1A1,
2.77% (A), 10/25/2034	101,997	102,385
Series 2004-V, Class 1A2,
2.77% (A), 10/25/2034	45,534	46,555
Series 2004-W, Class A9,
2.75% (A), 11/25/2034	176,665	178,499
Series 2005-AR3, Class 1A1,
2.83% (A), 03/25/2035	787,952	804,599
Series 2005-AR8, Class 2A1,
2.85% (A), 06/25/2035	239,216	242,415
Series 2005-AR9, Class 2A1,
2.74% (A), 10/25/2033	92,134	92,239
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A, 1.75%, 08/20/2021 (B)	128,613	128,613
WFRBS Commercial Mortgage Trust Series 2011-C3, Class A4, 4.38%, 03/15/2044 (B)	550,000	604,158

Total Mortgage-Backed Securities (Cost $64,711,344)		65,700,659

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited 7.30%, 10/01/2039	520,000	769,782

Illinois - 0.0% (H)
State of Illinois, General Obligation Unlimited 5.10%, 06/01/2033	85,000	82,114

New York - 0.1%
New York State Dormitory Authority, Revenue Bonds 5.60%, 03/15/2040	280,000	359,189

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	$ 800,000	$ 872,432
5.65%, 11/01/2040	655,000	833,953

		2,065,574

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds Series B, 7.50%, 02/15/2050	640,000	909,408
Ohio State University, Revenue Bonds Series A, 4.80%, 06/01/2111	1,370,000	1,469,572

		2,378,980

Total Municipal Government Obligations (Cost $4,517,762)		5,296,450

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.0%
Federal Home Loan Mortgage Corp.
2.11% (A), 04/01/2037	44,904	47,075
2.17% (A), 05/01/2037	162,403	168,714
2.42% (A), 12/01/2036	410,857	429,700
2.47% (A), 12/01/2036	359,680	379,997
2.52% (A), 11/01/2036	125,942	131,513
2.53% (A), 06/01/2037	81,149	85,118
2.54% (A), 11/01/2036	313,360	330,582
2.55% (A), 02/01/2036 - 09/01/2037	1,034,053	1,088,130
2.61% (A), 05/01/2037 - 10/01/2037	185,449	195,997
2.64% (A), 01/01/2035	604,344	637,914
2.65% (A), 02/01/2037	47,043	49,828
2.70% (A), 12/01/2031	613,417	647,556
2.82% (A), 05/01/2037	550,194	587,914
2.83% (A), 05/01/2038	81,741	86,186
2.95% (A), 11/01/2036 - 04/01/2037	42,755	45,035
3.04% (A), 05/01/2036	68,426	72,529
3.05% (A), 05/01/2037	163,026	173,599
3.14% (A), 04/01/2037	90,207	95,131
3.15% (A), 03/01/2037	201,195	211,429
3.23% (A), 07/01/2036	367,685	380,389
3.31% (A), 03/01/2036	360,245	378,375
3.50%, 06/01/2042 - 07/15/2042	3,826,016	3,998,506
4.50%, 05/01/2041	14,459,509	15,830,576
4.50%, 01/01/2046 (E)	2,932,851	3,240,831
5.00%, 10/01/2018 - 08/01/2040	672,939	738,886
5.50%, 02/01/2018 - 12/01/2035	1,751,662	1,886,606
6.00%, 05/01/2017 - 06/01/2037	424,188	464,834
6.49% (A), 10/01/2037	162,265	168,027
6.50%, 05/01/2035 - 03/01/2038	1,747,655	2,037,103
7.50%, 02/01/2038 - 09/01/2038	85,340	101,841
10.00%, 03/17/2026 - 10/01/2030	280,153	301,838
11.00%, 02/17/2021	19,103	20,372
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.14% (A), 09/25/2022	1,526,480	1,532,278
2.33%, 06/25/2021	2,100,000	2,151,867
2.60%, 09/25/2020	218,000	225,195

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
0.68% (A), 08/15/2023	$ 359,348	$ 361,122
0.73% (A), 06/15/2024 - 03/15/2036	136,469	136,479
0.83% (A), 02/15/2033	429,573	428,983
0.84% (A), 07/15/2037	1,507,226	1,505,948
1.63% (A), 07/15/2039	103,683	105,439
4.00%, 11/15/2041 - 07/15/2042	4,561,176	5,045,640
4.50%, 06/15/2025	2,000,000	2,237,388
5.00%, 07/15/2033 - 07/15/2041	9,756,902	11,396,443
5.30%, 01/15/2033	690,336	767,856
5.50%, 02/15/2022 - 01/15/2039	4,414,586	4,957,994
5.50% (A), 05/15/2041	2,196,544	2,420,071
5.68% (A), 10/15/2038	356,298	400,879
6.00%, 05/15/2034 - 06/15/2038	3,141,104	3,567,885
6.25%, 10/15/2023	325,765	359,548
6.50%, 08/15/2021 - 06/15/2032	2,085,153	2,363,081
6.71% (A), 11/15/2021	262,706	276,055
7.00%, 12/15/2036	955,771	1,133,140
7.25% (A), 11/15/2046	1,237,160	1,448,592
7.50%, 11/15/2036 - 12/15/2036	1,143,389	1,383,247
8.00% (A), 06/15/2035	24,169	29,771
8.42% (A), 11/15/2033	164,315	180,314
14.06% (A), 06/15/2033	50,215	69,380
16.06% (A), 02/15/2040	500,000	771,216
16.37% (A), 02/15/2038	23,619	32,911
18.92% (A), 07/15/2035	51,718	75,627
19.80% (A), 08/15/2031	64,741	102,923
20.27% (A), 05/15/2035	73,619	110,514
22.80% (A), 06/15/2035	93,234	144,913
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.75% (A), 01/15/2040	1,533,154	111,441
3.50%, 09/15/2024	317,843	7,799
4.00%, 11/15/2029 - 10/15/2037	3,746,353	218,178
4.50%, 12/15/2024 - 07/15/2037	1,638,865	79,167
5.00%, 04/15/2032 - 08/15/2040	3,061,308	381,459
5.57% (A), 11/15/2037 - 10/15/2040	2,114,982	322,018
5.62% (A), 05/15/2038	342,932	50,199
5.67% (A), 05/15/2039	380,376	44,679
5.82% (A), 12/15/2039	439,648	54,520
5.91% (A), 12/15/2039	868,229	201,950
5.97% (A), 01/15/2037	143,967	18,813
6.02% (A), 11/15/2037	42,364	5,776
6.37% (A), 09/15/2039	424,832	63,334
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 03/15/2019 - 12/15/2043	8,722,259	7,703,704
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.53% (A), 10/25/2037	602,237	624,388
5.23%, 05/25/2043	1,138,578	1,270,005
6.50%, 02/25/2043	362,615	434,428
6.50% (A), 09/25/2043	162,262	192,159
7.00%, 02/25/2043 - 07/25/2043	423,333	507,834
7.50%, 02/25/2042 - 09/25/2043	551,961	661,630
Federal Home Loan Mortgage Corp., Interest Only STRIPS 7.27% (A), 08/15/2036	743,431	142,328

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.66% (A), 03/25/2045 - 02/25/2046	$ 255,261	$ 253,266
0.84% (A), 05/25/2042	356,398	352,937
0.99% (A), 08/25/2042	1,482,748	1,508,752
1.36% (A), 11/25/2022	2,533,140	2,536,959
1.90% (A), 07/01/2037	167,747	174,328
2.03%, 08/01/2019	108,732	111,844
2.11% (A), 02/01/2037	146,264	151,678
2.15%, 01/25/2023	2,500,000	2,497,443
2.21% (A), 09/01/2037	45,001	47,212
2.23% (A), 09/01/2036	98,490	101,765
2.24% (A), 02/01/2037	67,680	70,181
2.28% (A), 11/01/2037	112,522	117,541
2.36% (A), 09/01/2036	215,554	227,537
2.37%, 04/01/2023	1,733,936	1,768,461
2.38% (A), 11/01/2037	135,108	142,883
2.49% (A), 07/01/2037	93,120	98,646
2.49%, 04/25/2026 (E)	1,000,000	1,006,880
2.51% (A), 10/01/2036	137,800	146,135
2.53% (A), 05/01/2036	169,466	177,282
2.58% (A), 06/01/2036 - 07/01/2037	250,769	266,247
2.61%, 05/25/2026 (E)	1,000,000	1,014,060
2.63%, 03/01/2026	3,000,000	3,065,033
2.64%, 06/25/2026 (E)	2,500,000	2,532,825
2.67%, 04/01/2025	1,196,000	1,228,610
2.70% (A), 09/01/2036	48,866	51,526
2.72% (A), 12/01/2036	94,417	99,570
2.74% (A), 11/01/2036	220,538	232,301
2.75% (A), 09/01/2037	3,550	3,638
2.78% (A), 04/01/2037	56,712	59,730
2.80% (A), 12/01/2036	416,335	440,751
2.80%, 01/01/2028	1,273,788	1,292,280
2.84% (A), 04/01/2036	84,510	89,063
2.92%, 01/01/2025	2,510,000	2,623,618
2.94% (A), 01/25/2026	3,486,000	3,615,678
2.99%, 01/01/2025	1,000,000	1,050,629
3.01% (A), 11/01/2036	40,009	42,714
3.02%, 07/01/2024 - 05/01/2030	8,632,708	8,887,079
3.04%, 06/01/2024	1,789,000	1,888,775
3.08%, 12/01/2024	1,982,735	2,095,913
3.09% (A), 03/01/2036	547,930	573,221
3.11% (A), 08/01/2037	156,933	167,252
3.11%, 03/01/2027	2,000,000	2,117,745
3.12%, 01/01/2022	2,000,000	2,119,877
3.15%, 04/01/2031	3,678,000	3,883,845
3.17%, 02/01/2030	1,000,000	1,031,016
3.23% (A), 03/01/2036	212,119	225,905
3.24%, 06/01/2026	971,581	1,037,797
3.28%, 11/01/2030	2,000,000	2,072,669
3.29%, 08/01/2026	2,000,000	2,142,579
3.32%, 05/01/2024	1,000,000	1,072,023
3.38%, 12/01/2029	810,000	851,840
3.50%, 04/01/2043 - 06/01/2043	10,877,675	11,422,994
3.52%, 10/01/2029	855,102	911,672
3.59%, 01/01/2031	996,009	1,068,323
3.73%, 05/01/2029	888,539	954,775
3.76%, 12/01/2035	1,991,333	2,115,694
3.89%, 07/01/2021	6,000,000	6,563,195
3.90%, 09/01/2021	929,774	1,018,096

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.95%, 07/01/2021	$ 7,000,000	$ 7,677,134
3.97%, 12/01/2025	434,726	486,434
4.00%, 04/01/2020 - 08/01/2043	2,248,019	2,423,768
4.05%, 01/01/2021	6,065,000	6,648,265
4.23%, 02/01/2029	4,182,836	4,707,724
4.25%, 04/01/2021	2,500,000	2,765,503
4.26%, 07/01/2021	2,500,000	2,768,714
4.34%, 06/01/2021	7,000,000	7,791,521
4.45%, 07/01/2026	1,405,503	1,612,481
4.48%, 06/01/2021	2,180,000	2,438,995
4.50%, 08/01/2021 - 05/25/2041	3,847,461	4,303,987
4.55%, 06/25/2043	155,398	169,316
5.00%, 04/01/2022 - 08/01/2040	1,726,153	1,909,832
5.24%, 05/01/2017	5,689,088	5,834,800
5.50%, 01/01/2018 - 07/01/2037	3,021,665	3,395,456
6.00%, 03/01/2019 - 11/01/2037	6,472,332	7,229,601
6.27% (A), 08/01/2036	16,757	17,370
6.50%, 06/01/2023 - 07/25/2042	3,318,916	3,791,376
7.00%, 12/25/2033 - 02/25/2044	1,811,652	2,135,177
7.50%, 10/01/2037 - 12/25/2045	1,259,759	1,541,674
8.00%, 10/01/2031	113,129	130,246
Federal National Mortgage Association REMIC
0.64% (A), 10/27/2037	854,002	850,391
0.68% (A), 06/27/2036 - 10/25/2046	875,269	874,807
0.73% (A), 07/25/2036	212,844	213,768
0.84% (A), 06/25/2037	69,959	70,427
0.99% (A), 08/25/2041	715,970	724,518
1.04% (A), 04/25/2040	738,900	744,327
2.53% (A), 12/25/2039	547,708	578,608
3.50%, 02/25/2043	1,670,879	1,753,510
4.50%, 02/25/2039 - 10/25/2039	792,992	857,856
5.00%, 01/25/2018 - 09/25/2040	2,269,310	2,317,137
5.50%, 08/25/2025 - 10/25/2040	12,716,384	14,356,439
5.61% (F), 01/25/2032	122,017	134,077
5.75%, 08/25/2034	1,000,000	1,136,547
5.81% (A), 05/25/2051	451,374	509,220
5.95% (A), 06/25/2040	305,364	350,597
6.00%, 03/25/2029 - 12/25/2049	5,439,387	6,126,476
6.22% (A), 02/25/2040	363,417	417,735
6.25%, 09/25/2038	87,924	99,846
6.34% (A), 12/25/2042	162,785	191,427
6.45% (A), 03/25/2040	387,073	454,750
6.50%, 04/18/2028 - 11/25/2041	1,376,610	1,584,113
6.75%, 04/25/2037	137,507	154,008
7.00%, 03/25/2038 - 11/25/2041	3,841,465	4,524,131
7.50%, 05/17/2024	179,572	204,862
8.00%, 02/25/2023	795,278	885,929
11.78% (A), 03/25/2040	485,859	623,637
15.32% (A), 01/25/2034	37,808	48,826
15.78% (A), 08/25/2035 - 10/25/2035	146,486	200,013
16.20% (A), 04/25/2040	385,463	500,650
16.67% (A), 09/25/2024	203,200	261,092
18.32% (A), 05/25/2034	199,668	283,285
18.92% (A), 05/25/2035	310,855	445,277
21.20% (A), 04/25/2037	143,224	218,480
22.96% (A), 11/25/2035	148,103	225,288

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.64% (A), 10/25/2016	$ 124,608	$ 318
1.45% (A), 01/25/2038	171,900	10,846
1.75% (A), 04/25/2041	1,093,203	73,806
3.00%, 01/25/2021	983,579	45,949
4.00% (A), 11/25/2040	1,911,969	190,385
4.56% (A), 07/25/2040	2,277,056	287,951
5.00%, 07/25/2039	149,164	22,238
5.46% (A), 10/25/2039	128,542	17,115
5.50%, 10/25/2039	222,631	35,410
5.56% (A), 02/25/2038 - 06/25/2039	1,716,370	254,234
5.74% (A), 12/25/2039	42,438	5,946
5.81% (A), 01/25/2040	572,520	94,583
5.91% (A), 12/25/2037	998,791	161,644
5.96% (A), 07/25/2037 - 05/25/2040	1,316,022	238,516
5.98% (A), 04/25/2040	279,061	38,286
6.01% (A), 10/25/2037 - 12/25/2037	547,310	104,824
6.18% (A), 07/25/2037	394,796	57,765
6.21% (A), 10/25/2026 - 03/25/2039	1,219,835	186,424
6.26% (A), 03/25/2036	1,881,522	391,447
6.55% (A), 03/25/2038	262,341	47,607
6.66% (A), 02/25/2040	244,600	34,498
Federal National Mortgage Association REMIC, Principal Only STRIPS 10/25/2023 - 12/25/2043	5,970,601	5,419,380
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	900,937	846,491
Financing Corp., Principal Only STRIPS 09/26/2019	500,000	479,374
Government National Mortgage Association
0.89% (A), 03/20/2060	373,264	373,269
0.91% (A), 05/20/2063	2,145,378	2,123,581
0.96% (A), 10/20/2062	1,763,675	1,749,045
0.97% (A), 10/20/2062	1,418,627	1,406,055
1.04% (A), 11/20/2065	3,473,487	3,446,971
1.09% (A), 05/20/2061 - 01/20/2066	8,516,907	8,484,316
1.14% (A), 05/20/2061 - 03/20/2066	8,136,878	8,128,942
4.50%, 11/20/2034	834,971	927,957
5.50%, 01/16/2033 - 09/20/2039	6,254,775	7,099,998
5.75%, 02/20/2036 - 10/20/2037	1,165,530	1,294,788
5.82% (A), 10/20/2033	380,870	434,573
6.00%, 11/20/2033 - 08/20/2038	1,188,643	1,383,414
6.13%, 06/16/2031	1,584,000	1,865,310
6.50%, 12/20/2031 - 12/15/2035	1,603,734	1,891,416
7.00%, 09/15/2031 - 10/16/2040	1,453,117	1,684,667
7.00% (A), 09/20/2034	22,887	25,652
7.17% (A), 03/17/2033	57,698	62,403
7.50%, 09/16/2035 - 10/15/2037	309,844	342,992
8.56% (A), 04/20/2034	50,703	52,562
13.90% (A), 11/17/2032	36,725	45,816
16.22% (A), 02/20/2034	73,387	107,196
21.74% (A), 04/20/2037	233,528	367,092
Government National Mortgage Association, Interest Only STRIPS
4.00%, 09/16/2037	1,602,110	68,062
5.39% (A), 02/20/2038	119,512	19,702
5.46% (A), 09/20/2038	817,119	122,707

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
5.51% (A), 02/20/2039 - 06/20/2039	$ 348,702	$ 51,498
5.56% (A), 02/20/2038	1,244,575	206,668
5.60% (A), 02/20/2039	111,525	18,747
5.61% (A), 08/16/2039	537,012	85,030
5.65% (A), 09/20/2039	791,986	127,863
5.66% (A), 11/20/2034 - 07/16/2039	1,148,170	158,658
5.71% (A), 07/20/2038	863,606	155,887
5.76% (A), 03/20/2037 - 06/20/2038	314,098	54,878
5.86% (A), 03/20/2039	69,961	5,532
5.96% (A), 12/20/2038 - 11/16/2039	1,149,188	150,622
6.11% (A), 11/16/2033 - 11/20/2037	215,303	37,726
6.16% (A), 05/20/2041	508,227	116,857
6.24% (A), 07/20/2037	512,592	96,072
6.26% (A), 06/20/2037	921,298	172,175
6.50%, 03/20/2039	73,428	17,092
6.86% (A), 12/20/2038	554,427	113,494
7.16% (A), 09/20/2038	63,637	13,040
7.26% (A), 04/16/2038	44,224	9,405
Government National Mortgage Association, Principal Only STRIPS 12/20/2032 - 12/20/2040	2,072,021	1,875,370
Government Trust Certificate Series 2001-Z, Zero Coupon, 04/01/2020	10,890,000	10,157,386
National Credit Union Administration Guaranteed Notes Trust 2.40%, 12/08/2020	168,164	169,995
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 01/15/2030	7,290,000	6,363,209
Tennessee Valley Authority
4.25%, 09/15/2065	580,000	603,593
4.63%, 09/15/2060 (G)	236,000	267,590
5.25%, 09/15/2039	240,000	307,590
5.88%, 04/01/2036	2,325,000	3,181,160
Tennessee Valley Authority, Principal Only STRIPS 05/01/2019 - 11/01/2025	2,500,000	2,052,131
Vendee Mortgage Trust
6.75%, 06/15/2028	426,796	502,401
7.25%, 02/15/2023	573,601	646,468

Total U.S. Government Agency Obligations (Cost $360,332,649)		370,226,015

U.S. GOVERNMENT OBLIGATIONS - 29.5%
U.S. Treasury Bond
3.50%, 02/15/2039	5,500,000	6,493,866
3.88%, 08/15/2040 (G)	5,000,000	6,221,680
4.25%, 05/15/2039	1,100,000	1,444,480
4.38%, 02/15/2038 (G)	1,300,000	1,742,304
4.38%, 11/15/2039	1,240,000	1,656,757
4.50%, 08/15/2039 (G)	200,000	271,922
5.25%, 02/15/2029	200,000	273,195
6.13%, 11/15/2027 (G)	350,000	502,072
6.13%, 08/15/2029	156,000	230,655
6.38%, 08/15/2027 (G)	50,000	72,703
6.63%, 02/15/2027 (G)	150,000	219,943

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bond, Principal Only STRIPS
11/15/2017 - 08/15/2039 (G)	$ 153,576,000	$ 128,725,796
05/15/2019 - 05/15/2036	84,601,000	68,721,426
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	2,760,800	3,481,915
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 01/15/2022	3,854,716	3,922,117
1.38%, 01/15/2020	1,329,970	1,421,716
U.S. Treasury Note
0.75%, 12/31/2017	600,000	600,070
1.38%, 02/28/2019 - 05/31/2020	14,000,000	14,135,622
1.50%, 08/31/2018 (G)	5,000,000	5,077,735
1.50%, 01/31/2022	3,000,000	3,010,077
1.75%, 05/15/2023	2,000,000	2,020,546
1.88%, 08/31/2022	4,000,000	4,083,592
2.00%, 08/31/2021 - 02/15/2023	22,300,000	22,969,229
2.13%, 01/31/2021 (G)	1,000,000	1,039,023
2.13%, 06/30/2022	1,000,000	1,036,406
2.25%, 03/31/2021 - 11/15/2024	11,450,000	11,965,347
2.38%, 08/15/2024	35,400,000	37,181,045
2.50%, 05/15/2024	10,000,000	10,604,690
2.63%, 08/15/2020	1,500,000	1,588,417
2.75%, 02/15/2024	10,000,000	10,793,750
2.88%, 03/31/2018 (G)	7,000,000	7,279,727
3.13%, 01/31/2017 - 04/30/2017	10,000,000	10,218,160
3.25%, 12/31/2016 (G)	5,000,000	5,089,650
3.25%, 03/31/2017	5,000,000	5,120,115
3.63%, 02/15/2021 (G)	10,000,000	11,087,110

Total U.S. Government Obligations (Cost $371,052,456)		390,302,858

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (J)	142,825,546	$ 142,825,546

Total Securities Lending Collateral (Cost $142,825,546)		142,825,546

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.03% (J), dated 04/29/2016, to be repurchased at $76,102,638 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $77,628,200.	$ 76,102,448	76,102,448

Total Repurchase Agreement (Cost $76,102,448)		76,102,448

Total Investments (Cost $1,429,371,320) (K)		1,472,048,948
Net Other Assets (Liabilities) - (11.4)%		(150,181,803)

Net Assets - 100.0%		$ 1,321,867,145

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$159,965,204	$—	$159,965,204
Corporate Debt Securities	—	253,642,194	—	253,642,194
Foreign Government Obligations	—	7,987,574	—	7,987,574
Mortgage-Backed Securities	—	64,411,163	1,289,496	65,700,659
Municipal Government Obligations	—	5,296,450	—	5,296,450
U.S. Government Agency Obligations	—	370,226,015	—	370,226,015
U.S. Government Obligations	—	390,302,858	—	390,302,858
Securities Lending Collateral	142,825,546	—	—	142,825,546
Repurchase Agreement	—	76,102,448	—	76,102,448

Total Investments	$142,825,546	$1,327,933,906	$1,289,496	$1,472,048,948

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $198,049,969, representing 15.0% of the Fund’s net assets.
(C)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $6,685,745, representing 0.5% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $4,058,643, representing 0.3% of the Fund’s net assets.
(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(F)	Step coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2016; the maturity date disclosed is the ultimate maturity date.
(G)	All or a portion of the security is on loan. The total value of all securities on loan is $139,901,139. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Rate disclosed reflects the yield at April 30, 2016.
(K)	Aggregate cost for federal income tax purposes is $1,429,371,320. Aggregate gross unrealized appreciation and depreciation for all securities is $47,766,995 and $5,089,367, respectively. Net unrealized appreciation for tax purposes is $42,677,628.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 90.3%
Brazil - 4.2%
Ambev SA, ADR	73,520	$ 410,977
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,195,346	5,971,082
Embraer SA, ADR (A)	138,850	3,207,435
Estacio Participacoes SA	603,600	2,083,225
Kroton Educacional SA	654,191	2,434,730
Sul America SA	381,866	1,859,782

		15,967,231

China - 23.8%
Alibaba Group Holding, Ltd., ADR (A)	181,589	13,971,458
Baidu, Inc., ADR (A)	68,050	13,222,115
China Lodging Group, Ltd., ADR	45,336	1,634,816
China Pacific Insurance Group Co., Ltd., Class H	1,012,600	3,576,846
Ctrip.com International, Ltd., ADR (A)	208,560	9,095,302
JD.com, Inc., ADR (A) (B)	269,158	6,879,679
New Oriental Education & Technology Group, Inc., ADR	169,830	6,650,543
PICC Property & Casualty Co., Ltd., Class H	1,008,000	1,840,075
Sinopharm Group Co., Ltd., Class H (C)	1,555,800	6,678,975
SOHO China, Ltd.	2,698,000	1,366,930
Tencent Holdings, Ltd.	893,425	18,301,800
Tingyi Cayman Islands Holding Corp. (B)	1,921,000	2,256,096
Tsingtao Brewery Co., Ltd., Class H	288,000	1,095,283
Want Want China Holdings, Ltd. (B)	4,273,000	3,288,660

		89,858,578

Colombia - 2.4%
Almacenes Exito SA, GDR (D) (E)	136,564	767,986
Almacenes Exito SA	185,157	1,041,256
Grupo Aval Acciones y Valores SA, ADR	465,690	3,767,432
Grupo de Inversiones Suramericana SA	246,242	3,327,957

		8,904,631

Egypt - 0.6%
Commercial International Bank Egypt SAE	459,838	2,382,057

France - 2.7%
Kering (B)	23,427	4,014,375
LVMH Moet Hennessy Louis Vuitton SE	36,520	6,067,682

		10,082,057

Hong Kong - 6.8%
AIA Group, Ltd.	1,574,400	9,458,294
Hang Lung Group, Ltd.	546,750	1,684,607
Hang Lung Properties, Ltd.	457,630	913,266
Hong Kong Exchanges and Clearing, Ltd.	198,991	5,038,331
Jardine Strategic Holdings, Ltd.	163,977	4,747,134
Melco Crown Entertainment, Ltd., ADR (B)	253,000	3,744,400

		25,586,032

India - 14.5%
Apollo Hospitals Enterprise, Ltd.	155,526	3,068,549
Dr. Reddy’s Laboratories, Ltd.	100,991	4,698,601
Glenmark Pharmaceuticals, Ltd.	101,760	1,272,269
Housing Development Finance Corp., Ltd.	962,575	15,817,982
Infosys, Ltd.	629,618	11,449,498
Kotak Mahindra Bank, Ltd.	210,114	2,267,603
Sun Pharmaceutical Industries, Ltd.	232,375	2,846,445
Tata Consultancy Services, Ltd.	116,735	4,470,354
Ultratech Cement, Ltd.	54,032	2,571,306

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Zee Entertainment Enterprises, Ltd.	993,836	$ 6,218,030

		54,680,637

Indonesia - 1.8%
Astra International Tbk PT	6,686,500	3,409,669
Indocement Tunggal Prakarsa Tbk PT	1,450,000	2,168,733
Semen Indonesia Persero Tbk PT	1,786,000	1,340,719

		6,919,121

Italy - 1.6%
Prada SpA (B)	1,788,600	6,064,301

Japan - 0.6%
Fast Retailing Co., Ltd. (B)	8,700	2,290,729

Malaysia - 2.4%
Genting Bhd	3,061,800	6,928,532
Genting Malaysia Bhd, Class B	1,811,700	2,073,032

		9,001,564

Mexico - 5.7%
America Movil SAB de CV, Class L, ADR	137,730	1,950,257
Fomento Economico Mexicano SAB de CV (B)	384,015	3,579,749
Grupo Aeroportuario del Sureste SAB de CV, Class B	118,748	1,828,777
Grupo Financiero Banorte SAB de CV, Class O	815,233	4,635,148
Grupo Financiero Inbursa SAB de CV, Class O (B)	1,961,242	3,843,907
Grupo Televisa SAB, ADR	143,740	4,201,520
Telesites SAB de CV (A)	200,680	123,641
Wal-Mart de Mexico SAB de CV	613,603	1,516,474

		21,679,473

Philippines - 3.1%
Jollibee Foods Corp.	567,430	2,778,607
SM Investments Corp.	235,692	4,745,257
SM Prime Holdings, Inc.	8,328,163	4,023,096

		11,546,960

Poland - 0.5%
Bank Pekao SA	46,490	1,890,927

Republic of Korea - 1.4%
LG Household & Health Care, Ltd.	538	475,484
NAVER Corp.	7,769	4,616,125

		5,091,609

Russian Federation - 7.9%
Alrosa PAO (A) (D)	3,353,177	3,825,693
Magnit OJSC (A) (D)	81,908	11,383,470
Novatek OAO, GDR	89,100	8,553,600
Sberbank of Russia PJSC, ADR (B)	742,590	5,952,602

		29,715,365

Singapore - 0.6%
Global Logistic Properties, Ltd., Class L (B)	1,550,000	2,207,123

Switzerland - 0.6%
Glencore PLC (A)	1,028,320	2,447,622

Taiwan - 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,615,459	12,163,794

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thailand - 0.8%
Airports of Thailand PCL	101,500	$ 1,139,078
CP ALL PCL	1,445,900	1,893,786

		3,032,864

Turkey - 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS, Class B	312,339	2,455,845
BIM Birlesik Magazalar AS	132,159	2,909,576

		5,365,421

United Kingdom - 2.5%
Old Mutual PLC	1,959,058	5,346,545
SABMiller PLC	65,010	3,975,307

		9,321,852

United States - 1.2%
Cognizant Technology Solutions Corp., Class A (A)	17,160	1,001,629
Las Vegas Sands Corp. (B)	80,380	3,629,157

		4,630,786

Total Common Stocks (Cost $368,805,098)		340,830,734

PREFERRED STOCKS - 2.4%
Brazil - 2.0%
Lojas Americanas SA 0.57% (F)	1,586,870	7,396,242

Colombia - 0.4%
Banco Davivienda SA 1.69% (F)	173,831	1,637,814

Total Preferred Stocks (Cost $10,182,091)		9,034,056

	Shares	Value
WARRANT - 0.1%
Malaysia - 0.1%
Genting Bhd (A) Exercise Price MYR 7.96 Expiration Date 12/18/2018	572,950	$ 241,999

Total Warrant (Cost $269,963)		241,999

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (F)	34,256,185	34,256,185

Total Securities Lending Collateral (Cost $34,256,185)		34,256,185

	Principal	Value
REPURCHASE AGREEMENT - 7.4%
State Street Bank & Trust Co. 0.03% (F), dated 04/29/2016, to be repurchased at $27,922,943 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.00% due 11/30/2020, and with a value of $28,485,600.	$ 27,922,873	27,922,873

Total Repurchase Agreement (Cost $27,922,873)		27,922,873

Total Investments (Cost $441,436,210) (G)		412,285,847
Net Other Assets (Liabilities) - (9.3)%		(34,947,852)

Net Assets - 100.0%		$ 377,337,995

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Internet Software & Services	12.2%	$50,111,498
Banks	5.5	22,610,058
Insurance	5.4	22,081,542
Hotels, Restaurants & Leisure	5.1	21,030,543
Food & Staples Retailing	4.7	19,512,548
IT Services	4.1	16,921,481
Textiles, Apparel & Luxury Goods	3.9	16,146,358
Internet & Catalog Retail	3.9	15,974,981
Thrifts & Mortgage Finance	3.8	15,817,982
Diversified Financial Services	3.5	14,337,370
Semiconductors & Semiconductor Equipment	2.9	12,163,794
Beverages	2.8	11,517,161
Diversified Consumer Services	2.7	11,168,498
Media	2.5	10,419,550
Real Estate Management & Development	2.5	10,195,022
Health Care Providers & Services	2.4	9,747,524
Industrial Conglomerates	2.3	9,492,391
Pharmaceuticals	2.1	8,817,315
Oil, Gas & Consumable Fuels	2.1	8,553,600
Multiline Retail	1.8	7,396,242
Metals & Mining	1.5	6,273,315
Construction Materials	1.5	6,080,758
Food Products	1.3	5,544,756

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Capital Markets	0.9%		$3,767,432
Automobiles	0.8		3,409,669
Aerospace & Defense	0.8		3,207,435
Transportation Infrastructure	0.7		2,967,855
Specialty Retail	0.6		2,290,729
Wireless Telecommunication Services	0.5		1,950,257
Personal Products	0.1		475,484
Diversified Telecommunication Services	0.0	(H)	123,641

Investments, at Value	84.9		350,106,789
Short-Term Investments	15.1		62,179,058

Total Investments	100.0%		$412,285,847

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$111,565,050	$229,265,684	$—	$340,830,734
Preferred Stocks	9,034,056	—	—	9,034,056
Warrant	—	241,999	—	241,999
Securities Lending Collateral	34,256,185	—	—	34,256,185
Repurchase Agreement	—	27,922,873	—	27,922,873

Total Investments	$154,855,291	$257,430,556	$—	$412,285,847

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $32,559,087. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $6,678,975, representing 1.8% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $15,977,149, representing 4.2% of the Fund’s net assets.
(E)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $767,986, representing 0.2% of the Fund’s net assets.
(F)	Rate disclosed reflects the yield at April 30, 2016.
(G)	Aggregate cost for federal income tax purposes is $441,436,210. Aggregate gross unrealized appreciation and depreciation for all securities is $18,062,747 and $47,213,110, respectively. Net unrealized depreciation for tax purposes is $29,150,363.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MYR	Malaysian Ringgit

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 3.1%
Banks - 0.3%
Comerica, Inc., Class A	7,500	$ 333,000

Internet & Catalog Retail - 0.4%
Ctrip.com International, Ltd., ADR (A)	1,500	65,415
Netflix, Inc. (A)	3,750	337,612

		403,027

Media - 0.7%
ITV PLC	166,391	547,512
Lions Gate Entertainment Corp.	7,500	166,500

		714,012

Real Estate Management & Development - 0.4%
BUWOG AG (A)	18,676	393,056

Software - 1.0%
Red Hat, Inc. (A) (B)	15,171	1,113,096

Specialty Retail - 0.3%
L Brands, Inc. (B)	3,855	301,808

Total Common Stocks (Cost $3,257,735)		3,257,999

EXCHANGE-TRADED FUND - 0.2%
International Commodity Fund - 0.2%
VanEck Gold Miners ETF	7,500	193,725

Total Exchange-Traded Fund (Cost $173,400)		193,725

	Principal	Value
CONVERTIBLE BONDS - 46.2%
Diversified Telecommunication Services - 2.4%
Inmarsat PLC 1.75%, 11/16/2017 (C) (D)	$ 1,800,000	2,495,700

Electronic Equipment, Instruments & Components - 0.2%
Knowles Corp. 3.25%, 11/01/2021 (E)	190,000	190,000

Hotels, Restaurants & Leisure - 6.5%
Melia Hotels International SA 4.50%, 04/04/2018 (C)	EUR 3,900,000	6,726,455

Internet Software & Services - 19.0%
Twitter, Inc. 1.00%, 09/15/2021 (B) (D)	$ 5,888,000	4,942,240
WebMD Health Corp. 1.50%, 12/01/2020 (F)	4,395,000	5,875,566
Yahoo!, Inc. Zero Coupon, 12/01/2018 (D)	8,816,000	8,860,080

		19,677,886

IT Services - 2.3%
CSG Systems International, Inc. 4.25%, 03/15/2036 (E) (F)	2,250,000	2,425,781

Metals & Mining - 1.4%
Royal Gold, Inc. 2.88%, 06/15/2019	1,500,000	1,512,188

Oil, Gas & Consumable Fuels - 4.1%
Alpha Natural Resources, Inc. 3.75%, 12/15/2017 (F) (G)	5,929,000	44,468
Whiting Petroleum Corp. 1.25%, 04/01/2020 (E)	5,628,000	4,249,140

		4,293,608

	Principal	Value
CONVERTIBLE BONDS (continued)
Real Estate Investment Trusts - 3.3%
Hansteen Jersey Securities, Ltd. 4.00%, 07/15/2018 (C) (D)	EUR 2,300,000	$ 3,380,246

Real Estate Management & Development - 2.8%
Conwert Immobilien Invest SE 4.50%, 09/06/2018 (C) (D)	2,000,000	2,933,619

Software - 4.2%
salesforce.com, Inc. 0.25%, 04/01/2018 (F)	$ 2,660,000	3,354,925
ServiceNow, Inc. Zero Coupon, 11/01/2018 (F)	840,000	972,825

		4,327,750

Total Convertible Bonds (Cost $45,826,304)		47,963,233

CORPORATE DEBT SECURITIES - 55.5%
Auto Components - 1.8%
Dana Holding Corp. 5.50%, 12/15/2024 (B)	1,901,000	1,848,723

Chemicals - 2.5%
Blue Cube Spinco, Inc. 10.00%, 10/15/2025 (D) (E)	1,566,000	1,804,815
NOVA Chemicals Corp. 5.25%, 08/01/2023 (E)	753,000	760,530

		2,565,345

Commercial Services & Supplies - 1.4%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (E)	1,905,000	1,452,563

Construction Materials - 1.7%
Cemex SAB de CV 7.75%, 04/16/2026 (E)	1,700,000	1,810,500

Diversified Telecommunication Services - 4.2%
CenturyLink, Inc. 7.50%, 04/01/2024 (B)	375,000	375,937
Frontier Communications Corp. 11.00%, 09/15/2025 (D) (E)	3,908,000	3,947,080

		4,323,017

Energy Equipment & Services - 2.2%
Oceaneering International, Inc. 4.65%, 11/15/2024	853,000	774,247
Rowan Cos., Inc.
5.40%, 12/01/2042	756,000	495,180
7.88%, 08/01/2019	755,000	767,127
SESI LLC 6.38%, 05/01/2019	281,000	262,088

		2,298,642

Health Care Providers & Services - 6.9%
CHS / Community Health Systems, Inc. 6.88%, 02/01/2022 (B)	1,904,000	1,723,120
HCA, Inc. 5.00%, 03/15/2024	1,523,000	1,576,305
Molina Healthcare, Inc. 5.38%, 11/15/2022 (E) (F)	1,722,000	1,777,965
Quorum Health Corp. 11.63%, 04/15/2023 (E) (F)	2,172,000	2,128,560

		7,205,950

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 1.6%
Scientific Games International, Inc. 10.00%, 12/01/2022 (F)	$ 1,983,000	$ 1,638,950

Household Products - 2.5%
Energizer Holdings, Inc. 5.50%, 06/15/2025 (B) (E)	1,524,000	1,524,168
Spectrum Brands, Inc. 5.75%, 07/15/2025	1,000,000	1,060,650

		2,584,818

Marine - 1.2%
Eletson Holdings, Inc. 9.63%, 01/15/2022 (D) (E)	1,542,000	1,218,180

Media - 0.9%
Numericable-SFR SA 7.38%, 05/01/2026 (E)	900,000	913,500

Metals & Mining - 2.5%
Cliffs Natural Resources, Inc. 5.90%, 03/15/2020	379,000	159,180
First Quantum Minerals, Ltd. 6.75%, 02/15/2020 (E)	1,514,000	1,260,405
FMG Resources Pty, Ltd. 9.75%, 03/01/2022 (B) (E)	1,155,000	1,214,251

		2,633,836

Multiline Retail - 1.7%
Neiman Marcus Group, Ltd. LLC
8.00%, 10/15/2021 (B) (E)	640,000	556,800
8.75%, 10/15/2021 Cash Rate 8.75% (B) (E) (H)	1,413,000	1,172,790

		1,729,590

Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp. 6.38%, 09/15/2017	312,000	331,268
Cenovus Energy, Inc.
3.00%, 08/15/2022	860,000	771,445
5.70%, 10/15/2019 (F)	2,320,000	2,405,573
Chesapeake Energy Corp.
6.63%, 08/15/2020	757,000	463,662
8.00%, 12/15/2022 (E)	2,423,000	1,647,640
Kerr-McGee Corp. 6.95%, 07/01/2024	1,736,000	1,921,693
Southwestern Energy Co. 4.05%, 01/23/2020	3,137,000	2,823,300
Sunoco, LP / Sunoco Finance Corp. 6.38%, 04/01/2023 (E)	1,514,000	1,536,710

		11,901,291

Semiconductors & Semiconductor Equipment - 2.8%
Qorvo, Inc. 7.00%, 12/01/2025 (D) (E)	2,899,000	2,971,475

Specialty Retail - 4.6%
Argos Merger Sub, Inc. 7.13%, 03/15/2023 (B) (E)	1,495,000	1,528,637
Guitar Center, Inc.
6.50%, 04/15/2019 (E)	1,129,000	1,024,568
9.63%, 04/15/2020 (E)	1,137,000	869,805
Sally Holdings LLC / Sally Capital, Inc. 5.63%, 12/01/2025 (B)	1,272,000	1,357,860

		4,780,870

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 2.6%
Western Digital Corp. 10.50%, 04/01/2024 (D) (E)	$ 2,787,000	$ 2,710,357

Wireless Telecommunication Services - 2.9%
Sprint Communications, Inc.
8.38%, 08/15/2017	944,000	962,880
9.00%, 11/15/2018 (B) (E) (F)	1,952,000	2,064,240

		3,027,120

Total Corporate Debt Securities (Cost $56,602,713)		57,614,727

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.4%
Call - Alcoa, Inc. Exercise Price $11 Expiration Date 05/20/2016	525	26,775
Call - BOK Financial Corp. Exercise Price $65 Expiration Date 05/20/2016	213	2,982
Call - Chesapeake Energy Corp. Exercise Price $8 Expiration Date 05/06/2016	562	9,554
Call - Chesapeake Energy Corp. Exercise Price $8 Expiration Date 05/06/2016	262	2,096
Call - Citrix Systems, Inc. Exercise Price $88 Expiration Date 05/20/2016	135	3,375
Call - Cliffs Natural Resources, Inc. Exercise Price $6 Expiration Date 05/06/2016	300	3,000
Call - Cliffs Natural Resources, Inc. Exercise Price $7 Expiration Date 05/06/2016	750	3,000
Call - Cobalt International Energy, Inc. Exercise Price $5 Expiration Date 07/15/2016	375	6,562
Call - Coeur Mining, Inc. Exercise Price $9 Expiration Date 05/20/2016	375	9,000
Call - Comerica, Inc. Exercise Price $46 Expiration Date 05/20/2016	150	12,750
Call - Comerica, Inc. Exercise Price $47 Expiration Date 05/20/2016	75	4,125
Call - Comerica, Inc. Exercise Price $47 Expiration Date 06/17/2016	75	8,475
Call - Lions Gate Entertainment Corp. Exercise Price $26 Expiration Date 06/17/2016	375	14,062
Call - MannKind Corp. Exercise Price $2 Expiration Date 05/20/2016	375	1,875
Call - MannKind Corp. Exercise Price $3 Expiration Date 05/20/2016	750	2,625

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Call - Market Vectors Junior Gold Miners ETF Exercise Price $39 Expiration Date 05/20/2016	225	$ 38,250
Call - Micron Technology, Inc. Exercise Price $18 Expiration Date 07/15/2016	471	942
Call - Pfizer, Inc. Exercise Price $34 Expiration Date 05/06/2016	375	4,125
Call - Pfizer, Inc. Exercise Price $35 Expiration Date 05/20/2016	375	1,125
Call - Pfizer, Inc. (I) Exercise Price $36 Expiration Date 05/20/2016	1,500	3,000
Call - Red Hat, Inc. Exercise Price $80 Expiration Date 05/20/2016	75	375
Call - Red Hat, Inc. Exercise Price $83 Expiration Date 05/20/2016	359	5,026
Call - Red Hat, Inc. Exercise Price $85 Expiration Date 05/20/2016	75	675
Call - salesforce.com, Inc. Exercise Price $80 Expiration Date 05/06/2016	113	1,300
Call - Twitter, Inc. Exercise Price $16 Expiration Date 05/06/2016	345	1,725
Call - Twitter, Inc. Exercise Price $22 Expiration Date 05/06/2016	150	150
Call - Twitter, Inc. Exercise Price $22 Expiration Date 05/20/2016	150	300
Call - Valeant Pharmaceuticals International, Inc. Exercise Price $39 Expiration Date 05/06/2016	64	1,088
Call - VanEck Vectors Junior Gold Miners ETF Exercise Price $40 Expiration Date 05/20/2016	75	10,875
Call - Verizon Communications, Inc. Exercise Price $53 Expiration Date 05/06/2016	600	1,800
Call - Walt Disney Co. Exercise Price $109 Expiration Date 05/13/2016	188	7,144
Call - WebMD Health Corp. Exercise Price $70 Expiration Date 05/20/2016	105	6,825
Call - WisdomTree Investments, Inc. Exercise Price $14 Expiration Date 05/20/2016	450	4,500
Put - Apple, Inc. Exercise Price $93 Expiration Date 05/20/2016	75	14,700

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - BioMarin Pharmaceutical, Inc. Exercise Price $75 Expiration Date 05/20/2016	23	$ 1,748
Put - Clovis Oncology, Inc. Exercise Price $10 Expiration Date 05/20/2016	225	6,187
Put - Credit Suisse Group AG Exercise Price $13 Expiration Date 05/20/2016	300	3,000
Put - Ctrip.com International, Ltd. Exercise Price $42 Expiration Date 05/13/2016	75	8,250
Put - Deutsche Bank AG Exercise Price $15 Expiration Date 05/20/2016	300	2,250
Put - Facebook, Inc. Exercise Price $115 Expiration Date 05/06/2016	90	6,030
Put - Financial Select Sector SPDR Fund Exercise Price $23 Expiration Date 05/06/2016	375	4,875
Put - Finisar Corp. Exercise Price $16 Expiration Date 05/20/2016	187	6,732
Put - Golar LNG, Ltd. Exercise Price $13 Expiration Date 06/17/2016	225	16,875
Put - Iconix Brand Group, Inc. Exercise Price $5 Expiration Date 06/17/2016	375	2,813
Put - Iconix Brand Group, Inc. Exercise Price $8 Expiration Date 05/20/2016	225	4,275
Put - Netflix, Inc. Exercise Price $86 Expiration Date 05/20/2016	75	11,775
Put - Netflix, Inc. Exercise Price $88 Expiration Date 05/20/2016	30	6,900
Put - Netflix, Inc. Exercise Price $89 Expiration Date 05/13/2016	75	17,025
Put - PowerShares QQQ Trust Series 1 Exercise Price $105 Expiration Date 05/06/2016	112	6,832
Put - Red Hat, Inc. Exercise Price $70 Expiration Date 05/20/2016	75	4,650
Put - SPDR S&P 500 ETF Trust Exercise Price $206 Expiration Date 05/06/2016	165	20,790
Put - Twitter, Inc. Exercise Price $14 Expiration Date 05/20/2016	637	22,295
Put - Vale SA (I) Exercise Price $1 Expiration Date 06/17/2016	636	636

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - Whiting Petroleum Corp. Exercise Price $12 Expiration Date 05/06/2016	225	$ 9,000
Put - Yahoo!, Inc. Exercise Price $36 Expiration Date 05/06/2016	262	9,432

Total Exchange-Traded Options Purchased (Cost $656,601)		386,551

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (J)	9,180,562	9,180,562

Total Securities Lending Collateral (Cost $9,180,562)		9,180,562

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% (J), dated 04/29/2016, to be repurchased at $2,902,921 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $2,965,250.	$ 2,902,914	2,902,914

Total Repurchase Agreement (Cost $2,902,914)		2,902,914

Total Investments (Cost $118,600,229) (K)		121,499,711

	Shares	Value
SECURITIES SOLD SHORT - (29.3)% (L) (M)
COMMON STOCKS - (20.4)%
Capital Markets - (0.1)%
WisdomTree Investments, Inc.	(11,200)	(121,968)

Diversified Telecommunication Services - (0.7)%
Inmarsat PLC	(54,102)	(719,016)

Hotels, Restaurants & Leisure - (6.6)%
Melia Hotels International SA	(532,978)	(6,707,051)
Scientific Games Corp., Class A	(17,400)	(172,608)

		(6,879,659)

Internet Software & Services - (4.9)%
Twitter, Inc.	(22,664)	(331,348)
WebMD Health Corp.	(68,769)	(4,314,567)
Yahoo!, Inc.	(11,206)	(410,139)

		(5,056,054)

IT Services - (1.6)%
CSG Systems International, Inc.	(20,426)	(906,506)
International Business Machines Corp.	(4,894)	(714,230)

		(1,620,736)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - (0.6)%
Whiting Petroleum Corp.	(51,239)	$ (614,868)

Real Estate Investment Trusts - (2.4)%
Hansteen Holdings PLC	(1,670,866)	(2,525,458)

Real Estate Management & Development - (1.1)%
Conwert Immobilien Invest SE	(71,023)	(1,124,724)

Software - (2.4)%
salesforce.com, Inc.	(27,883)	(2,113,531)
ServiceNow, Inc.	(6,050)	(432,454)

		(2,545,985)

Total Common Stocks (Proceeds $19,594,136)		(21,208,468)

EXCHANGE-TRADED FUNDS - (0.7)%
International Equity Fund - (0.4)%
iShares MSCI Japan ETF	(32,974)	(376,563)

U.S. Equity Fund - (0.3)%
Financial Select Sector SPDR Fund	(15,700)	(365,967)

Total Exchange-Traded Funds (Proceeds $744,609)		(742,530)

	Principal	Value
CONVERTIBLE BOND - (2.4)%
Software - (2.4)%
Red Hat, Inc. 0.25%, 10/01/2019	$ (2,014,000)	(2,480,996)

Total Convertible Bond (Proceeds $2,502,909)		(2,480,996)

CORPORATE DEBT SECURITIES - (5.8)%
Banks - (3.7)%
BOKF NA 1.31% (N), 05/15/2017	(3,853,000)	(3,783,966)

Electric Utilities - (0.8)%
Saudi Electricity Global Sukuk Co. 4.21%, 04/03/2022 (C)	(804,000)	(835,155)

Hotels, Restaurants & Leisure - (0.2)%
Scientific Games International, Inc. 6.63%, 05/15/2021	(373,000)	(235,922)

Metals & Mining - (1.1)%
Alcoa, Inc. 5.13%, 10/01/2024	(1,134,000)	(1,104,233)

Total Corporate Debt Securities (Proceeds $5,915,919)		(5,959,276)

Total Securities Sold Short (Proceeds $28,757,573)		(30,391,270)

Net Other Assets (Liabilities) - 12.2%		12,632,249

Net Assets - 100.0%		$ 103,740,690

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Buy Protection (O)
Reference Obligation	Counterparty	Fixed Deal Pay Rate	Expiration Date	Implied Credit Spread at April 30, 2016 (P)	Notional Amount (Q)	Fair Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
HSBC Bank PLC	JPM	1.00%	06/20/2021	1.83%	EUR 1,560,000	$71,766	$106,659	$(34,893)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	05/31/2016	USD	13,455,912	EUR	11,885,000	$—	$(165,135)
SSB	05/31/2016	USD	582,859	GBP	400,000	—	(1,645)

Total						$—	$(166,780)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,317,431	$940,568	$—	$3,257,999
Exchange-Traded Fund	193,725	—	—	193,725
Convertible Bonds	—	47,963,233	—	47,963,233
Corporate Debt Securities	—	57,614,727	—	57,614,727
Exchange-Traded Options Purchased	382,915	3,636	—	386,551
Securities Lending Collateral	9,180,562	—	—	9,180,562
Repurchase Agreement	—	2,902,914	—	2,902,914

Total Investments	$12,074,633	$109,425,078	$—	$121,499,711

Other Financial Instruments
Over-the-Counter Credit Default Swap Agreements	$—	$71,766	$—	$71,766

Total Other Financial Instruments	$—	$71,766	$—	$71,766

LIABILITIES
Securities Sold Short
Common Stocks	$(10,851,235)	$(10,357,233)	$—	$(21,208,468)
Exchange-Traded Funds	(742,530)	—	—	(742,530)
Convertible Bond	—	(2,480,996)	—	(2,480,996)
Corporate Debt Securities	—	(5,959,276)	—	(5,959,276)

Total Investments Sold Short	$(11,593,765)	$(18,797,505)	$—	$(30,391,270)

Other Financial Instruments
Forward Foreign Currency Contracts (T)	$—	$(166,780)	$—	$(166,780)

Total Other Financial Instruments	$—	$(166,780)	$—	$(166,780)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $8,992,959. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the total aggregate value of Regulation S securities is $14,700,865, representing 14.2% of the Fund’s net assets.
(D)	All or a portion of the security has been segregated by the custodian as collateral for open options and securities sold short transactions. The total value of all securities segregated as collateral for open options and securities sold short transactions is $15,029,641.
(E)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $42,760,460, representing 41.2% of the Fund’s net assets.
(F)	All or a portion of the security has been segregated by the custodian as collateral for an open line of credit. The total value of all securities segregated as collateral for the open line of credit is $31,384,004.
(G)	Security in default.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of derivatives is $3,636, representing less than 0.1% of the Fund’s net assets.
(J)	Rate disclosed reflects the yield at April 30, 2016.
(K)	Aggregate cost for federal income tax purposes is $118,600,229. Aggregate gross unrealized appreciation and depreciation for all securities is $4,610,792 and $1,711,310, respectively. Net unrealized appreciation for tax purposes is $2,899,482.
(L)	Cash in the amount of $34,733,179 has been segregated by the custodian as collateral for open securities sold short transactions.
(M)	Cash in the amount of $19,373 has been segregated by the broker as collateral for open securities sold short transactions.
(N)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(O)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

JPM	JPMorgan Chase Bank
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 5.9%
GPT Group, REIT	153,325	$ 586,401
Investa Office Fund, REIT	10,239	32,464
Mirvac Group, REIT	370,000	526,086
Scentre Group, REIT	115,406	411,542
Vicinity Centres, REIT	168,950	426,491
Westfield Corp., REIT	84,406	648,199

		2,631,183

France - 7.5%
Gecina SA, REIT	4,654	673,061
ICADE, REIT	2,930	230,656
Klepierre, REIT	24,553	1,154,800
Unibail-Rodamco SE, REIT	4,708	1,261,470

		3,319,987

Germany - 2.9%
Deutsche Wohnen AG	3,595	110,095
LEG Immobilien AG (A)	10,608	981,574
Vonovia SE	6,258	210,565

		1,302,234

Hong Kong - 7.1%
Cheung Kong Property Holdings, Ltd.	152,990	1,050,254
Henderson Land Development Co., Ltd.	47,000	293,867
Link REIT	157,100	953,913
Sun Hung Kai Properties, Ltd.	65,945	833,569

		3,131,603

Japan - 16.2%
Daito Trust Construction Co., Ltd.	1,500	212,148
Daiwa House Industry Co., Ltd. (B)	10,523	281,140
GLP J-REIT	229	278,168
Invincible Investment Corp., REIT	59	44,801
Japan Real Estate Investment Corp., REIT (B)	15	93,405
Japan Retail Fund Investment Corp., Class A, REIT (B)	446	1,095,763
Kenedix Office Investment Corp., Class A, REIT (B)	77	450,840
LaSalle Logiport REIT (A) (B)	91	86,895
Mitsubishi Estate Co., Ltd. (B)	68,436	1,300,462
Mitsui Fudosan Co., Ltd.	43,446	1,061,057
Mori Hills REIT Investment Corp. (B)	232	348,135
Nippon Building Fund, Inc., REIT	14	88,690
Nippon Prologis REIT, Inc.	279	668,996
NTT Urban Development Corp.	15,800	147,855
Orix JREIT, Inc., Class A	284	473,030
Sumitomo Realty & Development Co., Ltd. (B)	18,930	550,414

		7,181,799

Netherlands - 1.0%
Eurocommercial Properties NV, CVA	5,702	266,517
NSI NV, REIT	37,887	179,821

		446,338

Spain - 0.2%
Hispania Activos Inmobiliarios SA (A)	6,225	91,238

Sweden - 0.5%
Hufvudstaden AB, Class A	12,906	199,927

United Kingdom - 5.0%
British Land Co. PLC, REIT	13,232	139,011
Derwent London PLC, REIT	5,686	272,838

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Great Portland Estates PLC, REIT	29,936	$ 331,557
Hammerson PLC, REIT	26,202	223,776
Land Securities Group PLC, REIT	65,848	1,089,141
Safestore Holdings PLC, REIT	27,194	134,541

		2,190,864

United States - 53.0%
Alexandria Real Estate Equities, Inc., REIT (B)	5,400	501,930
AvalonBay Communities, Inc., REIT	6,815	1,204,824
Boston Properties, Inc., REIT	3,420	440,701
CubeSmart, Class A, REIT	9,360	277,150
DCT Industrial Trust, Inc., REIT	11,275	455,172
DDR Corp., REIT (B)	34,900	610,750
Digital Realty Trust, Inc., REIT (B)	8,585	755,308
Equity Residential, REIT (B)	21,500	1,463,505
Essex Property Trust, Inc., REIT	957	210,971
Gaming and Leisure Properties, Inc., REIT (B)	9,700	318,063
General Growth Properties, Inc., REIT	44,803	1,255,828
Healthcare Realty Trust, Inc., REIT	12,900	390,612
Healthcare Trust of America, Inc., Class A, REIT (B)	13,309	384,497
Highwoods Properties, Inc., REIT (B)	6,500	303,745
Host Hotels & Resorts, Inc., REIT (B)	42,477	671,986
Kilroy Realty Corp., REIT (B)	10,000	648,100
Kimco Realty Corp., REIT	41,620	1,170,355
MGM Growth Properties LLC (A)	7,676	169,409
Paramount Group, Inc., REIT	19,500	325,650
Pebblebrook Hotel Trust, REIT (B)	12,680	350,475
Prologis, Inc., Class A, REIT	21,103	958,287
Public Storage, REIT	6,100	1,493,341
Regency Centers Corp., REIT	6,500	479,050
Simon Property Group, Inc., REIT	11,570	2,327,537
SL Green Realty Corp., REIT (B)	8,600	903,688
Spirit Realty Capital, Inc., REIT	55,171	630,605
Sun Communities, Inc., REIT (B)	7,900	536,173
Sunstone Hotel Investors, Inc., REIT	27,967	358,257
UDR, Inc., REIT (B)	19,583	683,838
VEREIT, Inc.	79,700	707,736
Vornado Realty Trust, Class A, REIT	11,237	1,075,718
Welltower, Inc., REIT	20,500	1,423,110

		23,486,371

Total Common Stocks (Cost $33,031,321)		43,981,544

SECURITIES LENDING COLLATERAL - 22.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	10,135,279	10,135,279

Total Securities Lending Collateral (Cost $10,135,279)		10,135,279

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.9%

State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $419,979 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $429,450.

	$ 419,978	$ 419,978

Total Repurchase Agreement (Cost $419,978)		419,978

Total Investments (Cost $43,586,578) (D)		54,536,801
Net Other Assets (Liabilities) - (23.1)%		(10,233,304)

Net Assets - 100.0%		$ 44,303,497

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	67.2%	$36,657,379
Real Estate Management & Development	13.4	7,324,165

Investments, at Value	80.6	43,981,544
Short-Term Investments	19.4	10,555,257

Total Investments	100.0%	$54,536,801

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$23,486,371	$20,495,173	$—	$43,981,544
Securities Lending Collateral	10,135,279	—	—	10,135,279
Repurchase Agreement	—	419,978	—	419,978

Total Investments	$33,621,650	$20,915,151	$—	$54,536,801

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The total value of all securities on loan is $9,828,835. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $43,586,578. Aggregate gross unrealized appreciation and depreciation for all securities is $11,091,797 and $141,574, respectively. Net unrealized appreciation for tax purposes is $10,950,223.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.2%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 1,295,249	$ 1,429,310
American Tower Trust I Series 2013-1A, Class 1A, 1.55%, 03/15/2043 (A)	4,564,000	4,558,151
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 2.06% (B), 07/18/2027 (A)	5,880,000	5,849,353
Diamond Resorts Owner Trust Series 2015-1, Class A, 2.73%, 07/20/2027 (A)	411,805	406,968
ICG US CLO, Ltd. Series 2014-1A, Class A1, 1.78% (B), 04/20/2026 (A)	1,910,000	1,874,117
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	1,336,010	1,383,423
NRZ Advance Receivables Trust Series 2015-T4, Class AT4, 3.20%, 11/15/2047 (A)	5,310,000	5,289,371
OCP CLO, Ltd. Series 2015-8A, Class A1, 2.16% (B), 04/17/2027 (A)	5,570,000	5,520,004
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (A)	4,668,000	4,668,766
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	1,576,816	1,557,231
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	2,728,048	2,722,611
Palmer Square CLO, Ltd. Series 2015-2A, Class A1A, 2.13% (B), 07/20/2027 (A)	1,870,000	1,860,175
SBA Tower Trust Series 2014-1A, Class C, 2.90% (B), 10/15/2044 (A)	8,131,000	8,158,330
Sierra Timeshare Receivables Funding LLC
Series 2013-1A, Class A,
1.59%, 11/20/2029 (A)	1,480,086	1,457,168
Series 2013-3A, Class A,
2.20%, 10/20/2030 (A)	1,120,141	1,115,603
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,172,065	1,166,970
Series 2014-2A, Class A,
2.05%, 06/20/2031 (A)	496,904	494,414
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	1,146,702	1,136,506
Series 2014-3A, Class A,
2.30%, 10/20/2031 (A)	449,711	448,328
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	2,924,904	2,920,897
SilverLeaf Finance XVII LLC Series 2013-A, Class A, 2.68%, 03/16/2026 (A)	518,746	502,287

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Silverleaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (A)	$ 705,868	$ 702,477
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (A)	780,838	742,232
SpringCastle America Funding LLC Series 2014-AA, Class A, 2.70%, 05/25/2023 (A)	1,173,620	1,176,349
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2015-T3, Class AT3, 2.92%, 07/15/2047 (A)	2,000,000	2,001,918
SVO VOI Mortgage LLC Series 2012-AA, Class A, 2.00%, 09/20/2029 (A)	658,051	648,834
Trafigura Securitisation Finance PLC Series 2014-1A, Class A, 1.38% (B), 10/15/2018 (A)	5,537,000	5,471,497

Total Asset-Backed Securities (Cost $65,383,732)		65,263,290

CORPORATE DEBT SECURITIES - 37.8%
Aerospace & Defense - 0.5%
Harris Corp. 5.55%, 10/01/2021	5,369,000	5,990,295

Air Freight & Logistics - 0.1%
FedEx Corp. 4.90%, 01/15/2034	1,140,000	1,257,536

Airlines - 1.5%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	3,110,099	3,172,301
4.95%, 07/15/2024	3,761,382	4,038,784
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	5,065,941	5,243,249
9.00%, 01/08/2018	976,412	995,940
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	2,151,154	2,280,223
6.82%, 02/10/2024	1,735,402	2,000,225
7.75%, 06/17/2021	188,774	212,370
Southwest Airlines Co. Pass-Through Trust 6.15%, 02/01/2024	378,285	428,219
UAL Pass-Through Trust 10.40%, 05/01/2018	789,623	820,261

		19,191,572

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	1,665,000	1,643,691

Automobiles - 0.5%
BMW US Capital LLC 2.80%, 04/11/2026 (A)	3,095,000	3,148,717
General Motors Co. 4.88%, 10/02/2023	3,190,000	3,414,927

		6,563,644

Banks - 5.3%
Bank of America Corp. 5.42%, 03/15/2017	8,670,000	8,960,844

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC 10.18%, 06/12/2021 (A)	$ 7,660,000	$ 9,746,760
Branch Banking & Trust Co. 3.80%, 10/30/2026	2,430,000	2,598,433
Citigroup, Inc. 5.95% (B), 01/30/2023 (C) (D)	1,700,000	1,678,750
Cooperatieve Rabobank UA 11.00% (B), 06/30/2019 (A) (D)	8,182,000	9,971,813
First Horizon National Corp. 3.50%, 12/15/2020	2,440,000	2,449,131
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (A)	1,540,000	1,449,371
JPMorgan Chase & Co.
3.25%, 09/23/2022	3,380,000	3,509,745
6.40%, 05/15/2038	3,925,000	5,304,763
JPMorgan Chase Bank NA 6.00%, 10/01/2017	3,155,000	3,350,777
Nordea Bank AB 4.25%, 09/21/2022 (A)	7,264,000	7,563,371
Oversea-Chinese Banking Corp., Ltd. 3.15% (B), 03/11/2023 (A)	1,480,000	1,501,611
PNC Bank NA 2.95%, 02/23/2025	1,210,000	1,220,280
Royal Bank of Scotland Group PLC 5.13%, 05/28/2024	1,470,000	1,438,861
US Bank NA 2.13%, 10/28/2019	689,000	700,570
Wells Fargo & Co.
4.13%, 08/15/2023	2,015,000	2,156,215
5.38%, 11/02/2043	2,298,000	2,617,971

		66,219,266

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	1,585,000	1,699,060
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/2019	1,155,000	1,345,002

		3,044,062

Biotechnology - 1.6%
Celgene Corp.
3.63%, 05/15/2024	3,710,000	3,865,341
3.88%, 08/15/2025	3,745,000	3,945,451
5.00%, 08/15/2045	1,715,000	1,883,413
Gilead Sciences, Inc.
3.65%, 03/01/2026	3,805,000	4,065,559
4.75%, 03/01/2046	5,960,000	6,611,142

		20,370,906

Building Products - 0.3%
Owens Corning 4.20%, 12/15/2022	4,114,000	4,232,500

Capital Markets - 4.5%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	6,836,000	7,135,410
Bank of New York Mellon Corp. 2.10%, 01/15/2019, MTN	1,990,000	2,026,747

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	$ 5,345,000	$ 5,306,361
3.75%, 03/26/2025	3,415,000	3,333,928
Deutsche Bank AG 1.93% (B), 08/20/2020	2,210,000	2,179,124
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	3,525,000	3,599,268
7.50%, 02/15/2019, MTN	4,885,000	5,606,847
Macquarie Group, Ltd. 6.25%, 01/14/2021 (A)	6,245,000	7,108,303
Morgan Stanley 7.30%, 05/13/2019, MTN	8,705,000	10,025,697
Oaktree Capital Management, LP 6.75%, 12/02/2019 (A)	2,330,000	2,598,588
UBS AG
1.80%, 03/26/2018, MTN	2,503,000	2,512,644
7.63%, 08/17/2022	4,000,000	4,605,000

		56,037,917

Chemicals - 0.3%
Monsanto Co. 4.40%, 07/15/2044	3,836,000	3,692,073

Commercial Services & Supplies - 0.4%
Hutchison Whampoa International 11, Ltd. 3.50%, 01/13/2017 (A)	235,000	238,246
Hutchison Whampoa International 12 II, Ltd. 2.00%, 11/08/2017 (A)	3,050,000	3,064,051
Hutchison Whampoa International 14, Ltd. 1.63%, 10/31/2017 (A)	1,250,000	1,249,759

		4,552,056

Construction Materials - 0.4%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	4,225,000	4,411,027

Consumer Finance - 0.4%
Discover Financial Services 3.85%, 11/21/2022	5,260,000	5,326,444

Containers & Packaging - 0.2%
International Paper Co. 4.75%, 02/15/2022	2,300,000	2,558,502

Diversified Financial Services - 0.3%
Murray Street Investment Trust I 4.65% (E), 03/09/2017	3,615,000	3,713,277

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
2.45%, 06/30/2020	6,173,000	6,269,657
3.40%, 05/15/2025	1,808,000	1,837,899
4.35%, 06/15/2045	1,320,000	1,237,271
Intelsat Jackson Holdings SA 7.25%, 04/01/2019	1,472,000	1,207,040
Verizon Communications, Inc.
3.85%, 11/01/2042	1,250,000	1,141,494
5.15%, 09/15/2023	6,545,000	7,527,359
6.55%, 09/15/2043	1,986,000	2,619,607

		21,840,327

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.2%
Appalachian Power Co. 3.40%, 06/01/2025	$ 2,585,000	$ 2,650,703
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (A)	1,540,000	1,676,096
Oncor Electric Delivery Co. LLC 4.10%, 06/01/2022	4,010,000	4,376,871
PacifiCorp 3.60%, 04/01/2024	3,200,000	3,439,555
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	3,335,000	3,456,904

		15,600,129

Energy Equipment & Services - 0.3%
Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 7.25%, 10/01/2020 (A)	760,000	795,150
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (A)	3,115,000	3,203,369

		3,998,519

Food & Staples Retailing - 0.8%
CVS Health Corp. 2.25%, 08/12/2019	4,290,000	4,395,289
Wal-Mart Stores, Inc. 4.30%, 04/22/2044 (C)	2,855,000	3,207,986
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	2,790,000	2,895,602

		10,498,877

Food Products - 0.2%
Kraft Heinz Foods Co. 2.80%, 07/02/2020 (A)	2,962,000	3,048,070

Health Care Providers & Services - 0.7%
Anthem, Inc. 2.30%, 07/15/2018	3,650,000	3,699,107
Express Scripts Holding Co. 4.75%, 11/15/2021	3,600,000	3,958,139
UnitedHealth Group, Inc. 3.38%, 11/15/2021	1,335,000	1,427,916

		9,085,162

Household Products - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,450,000	2,541,875
6.88%, 02/15/2021	1,235,000	1,282,856

		3,824,731

Industrial Conglomerates - 0.9%
General Electric Co.
5.00% (B), 01/21/2021 (D)	8,814,000	9,155,543
5.50%, 01/08/2020, MTN	1,635,000	1,867,814

		11,023,357

Insurance - 3.4%
American Financial Group, Inc. 9.88%, 06/15/2019	635,000	772,885
American International Group, Inc. 4.13%, 02/15/2024	2,415,000	2,528,466
Fidelity National Financial, Inc.
5.50%, 09/01/2022	370,000	401,445
6.60%, 05/15/2017	1,226,000	1,281,808

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	$ 5,440,000	$ 6,145,155
Hartford Financial Services Group, Inc. 5.13%, 04/15/2022	4,315,000	4,857,965
Lincoln National Corp. 8.75%, 07/01/2019	1,950,000	2,324,228
Nippon Life Insurance Co. 5.00% (B), 10/18/2042 (A)	4,080,000	4,433,940
Pacific Life Insurance Co. 9.25%, 06/15/2039 (A)	3,515,000	5,061,470
Principal Financial Group, Inc. 8.88%, 05/15/2019	1,403,000	1,668,175
Prudential Financial, Inc. 5.38%, 06/21/2020, MTN	395,000	441,563
Reinsurance Group of America, Inc. 3.30% (B), 12/15/2065 (C)	2,791,000	1,842,060
Swiss Re Solutions Holding Corp. 7.75%, 06/15/2030	2,903,000	4,041,577
ZFS Finance USA Trust II 6.45% (B), 12/15/2065 (A)	6,765,000	6,799,502

		42,600,239

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	3,270,000	3,269,748
2.40%, 02/01/2019	790,000	800,795

		4,070,543

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (A)	1,185,000	1,181,177

Media - 0.8%
CBS Corp. 5.75%, 04/15/2020	1,100,000	1,254,348
CCO Holdings LLC / CCO Holdings Capital Corp. 6.50%, 04/30/2021	538,000	556,722
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	2,400,000	2,412,000
NBCUniversal Media LLC
4.38%, 04/01/2021	3,864,000	4,319,821
4.45%, 01/15/2043	1,106,000	1,211,732

		9,754,623

Metals & Mining - 0.2%
Novelis, Inc. 8.75%, 12/15/2020	2,380,000	2,457,350

Multi-Utilities - 0.3%
DTE Electric Co. 4.30%, 07/01/2044	3,677,000	4,059,982

Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	1,582,000	1,695,701
BP Capital Markets PLC 3.12%, 05/04/2026 (F)	3,140,000	3,169,648
CNOOC Nexen Finance ULC 1.63%, 04/30/2017	850,000	848,649

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc. 3.80%, 06/01/2024	$ 1,055,000	$ 899,388
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,070,000	1,983,445
5.15%, 03/15/2045	720,000	612,498
7.60%, 02/01/2024	3,005,000	3,283,323
EnLink Midstream Partners, LP 2.70%, 04/01/2019	3,615,000	3,336,876
Exxon Mobil Corp. 3.04%, 03/01/2026	2,090,000	2,164,615
Kinder Morgan, Inc. 3.05%, 12/01/2019	830,000	825,331
Petrobras Global Finance BV 5.38%, 01/27/2021	1,415,000	1,257,581
Petroleos Mexicanos 3.50%, 07/18/2018	3,560,000	3,592,040
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.83%, 09/30/2016 (A)	332,940	339,083

		24,008,178

Pharmaceuticals - 0.3%
Actavis Funding SCS 4.55%, 03/15/2035	2,290,000	2,290,799
Merck & Co., Inc. 1.30%, 05/18/2018	500,000	503,153
Perrigo Co. PLC 2.30%, 11/08/2018	710,000	710,905

		3,504,857

Real Estate Investment Trusts - 2.8%
CBL & Associates, LP 5.25%, 12/01/2023	3,785,000	3,643,153
EPR Properties 5.75%, 08/15/2022	2,308,000	2,488,206
HCP, Inc. 3.40%, 02/01/2025	700,000	660,739
Highwoods Realty, LP 5.85%, 03/15/2017	1,555,000	1,609,881
Hospitality Properties Trust 5.00%, 08/15/2022	4,800,000	5,076,926
Kilroy Realty, LP 4.25%, 08/15/2029	2,565,000	2,653,559
National Retail Properties, Inc. 3.90%, 06/15/2024	3,565,000	3,677,376
Realty Income Corp. 6.75%, 08/15/2019 (C)	4,015,000	4,590,406
Simon Property Group, LP 3.38%, 10/01/2024	5,070,000	5,377,328
Vereit Operating Partnership, LP 2.00%, 02/06/2017	5,427,000	5,418,860

		35,196,434

Road & Rail - 0.7%
Aviation Capital Group Corp. 7.13%, 10/15/2020 (A)	5,920,000	6,689,600
Hertz Corp. 6.75%, 04/15/2019	2,023,000	2,058,868

		8,748,468

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp. 2.45%, 07/29/2020	$ 4,850,000	$ 5,015,429
KLA-Tencor Corp. 4.13%, 11/01/2021	2,216,000	2,346,560

		7,361,989

Software - 0.3%
Microsoft Corp. 2.70%, 02/12/2025	3,550,000	3,648,736

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc. 2.40%, 05/03/2023	5,130,000	5,152,675
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (A)	3,686,000	3,823,388
Seagate HDD Cayman 4.88%, 06/01/2027 (A)	1,305,000	917,446

		9,893,509

Tobacco - 0.5%
Reynolds American, Inc. 8.13%, 06/23/2019	2,315,000	2,761,369
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	2,855,000	3,405,490

		6,166,859

Trading Companies & Distributors - 0.4%
International Lease Finance Corp. 6.75%, 09/01/2016 (A)	5,009,000	5,077,874

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV
3.13%, 07/16/2022	1,500,000	1,543,115
4.38%, 07/16/2042 (C)	2,600,000	2,563,792
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	6,485,000	6,592,910
4.88%, 08/15/2040 (A)	3,200,000	3,422,037
5.50%, 01/15/2037 (A)	650,000	654,258
SBA Tower Trust 2.24%, 04/15/2043 (A)	920,000	914,486
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	5,174,000	5,471,505

		21,162,103

Total Corporate Debt Securities (Cost $472,261,539)		476,616,861

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.1%
Colombia Government International Bond 4.50%, 01/28/2026	1,850,000	1,889,775

Republic of Korea - 0.5%
Export-Import Bank of Korea 4.00%, 01/11/2017	1,700,000	1,730,792
Korea Development Bank
3.00%, 03/17/2019	3,400,000	3,516,865
3.50%, 08/22/2017	900,000	923,088

		6,170,745

Total Foreign Government Obligations (Cost $8,043,053)		8,060,520

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 12.2%
Aventura Mall Trust Series 2013-AVM, Class A, 3.74% (B), 12/05/2032 (A)	$ 4,500,000	$ 4,834,832
Banc of America Commercial Mortgage Trust Series 2007-3, Class A1A, 5.72% (B), 06/10/2049	2,374,636	2,443,977
Banc of America Re-REMIC Trust Series 2010-UB3, Class A4B1, 5.71% (B), 06/15/2049 (A)	2,295,000	2,343,373
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	1,234,000	1,249,469
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	2,980,000	2,907,182
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (A)	2,530,000	2,675,984
BCAP LLC Trust
Series 2009-RR15, Class 1A1,
2.80% (B), 10/26/2035 (A)	240,517	239,589
Series 2009-RR4, Class 9A1,
2.67% (B), 10/26/2035 (A)	174,631	172,681
Series 2009-RR6, Class 2A1,
2.74% (B), 08/26/2035 (A)	1,182,530	1,168,495
Series 2011-R11, Class 16A5,
2.38% (B), 08/26/2035 (A)	1,895,432	1,901,055
Series 2011-R11, Class 23A1,
2.85% (B), 06/26/2035 (A)	738,340	740,403
Series 2012-RR12, Class 4A1,
3.14% (B), 04/26/2036 (A)	1,686,928	1,686,653
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	1,090,944	1,105,296
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	874,344	894,642
Series 2007-PW17, Class A1A,
5.65% (B), 06/11/2050	1,062,085	1,109,236
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	485,000	524,071
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	330,000	362,458
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,917,839	1,967,750
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	3,108,094	3,168,534
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	3,586,858	3,657,552
COMM Mortgage Trust
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	282,864	281,628
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	2,625,000	2,732,409
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,917,719
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,500,000	1,632,569

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	$ 5,475,000	$ 5,672,887
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (A)	4,625,000	4,739,441
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 1A1, 2.71% (B), 09/27/2036 (A)	637,976	634,765
CSMC Trust
Series 2009-14R, Class 2A1,
5.00%, 06/26/2037 (A)	439,197	446,060
Series 2014-11R, Class 17A1,
0.58% (B), 12/27/2036 (A)	2,276,896	2,131,197
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class C, 3.63%, 06/05/2031 (A)	2,825,000	2,891,132
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	4,055,517	4,164,050
HarborView Mortgage Loan Trust Series 2004-4, Class 2A, 1.00% (B), 06/19/2034	584,690	538,298
Hilton USA Trust Series 2013-HLT, Class AFX, 2.66%, 11/05/2030 (A)	2,885,000	2,897,443
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (A)	3,600,000	3,659,818
Impac CMB Trust Series 2003-8, Class 1A1, 1.12% (B), 10/25/2033	386,752	374,570
Jefferies Re-REMIC Trust Series 2009-R2, Class 4A, 3.01% (B), 05/26/2037 (A)	1,170,126	1,170,176
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A,
5.85% (B), 02/15/2051	288,730	300,194
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	1,158,590	1,183,143
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	3,183,447	3,407,697
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	2,800,000	2,880,556
LB Commercial Mortgage Trust Series 2007-C3, Class A1A, 6.05% (B), 07/15/2044	839,095	874,872
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class B, 4.56% (B), 08/15/2046	1,035,000	1,116,773
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	1,100,690	1,126,379
Series 2007-IQ14, Class A1A,
5.67% (B), 04/15/2049	2,586,019	2,664,938

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-T27, Class A1A,
5.82% (B), 06/11/2042	$ 1,528,348	$ 1,587,381
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50%, 10/26/2035 (A)	254,853	266,737
Series 2010-GG10, Class A4A,
5.99% (B), 08/15/2045 (A)	3,239,780	3,304,875
Series 2012-R3, Class 1A,
2.19% (B), 11/26/2036 (A)	490,819	487,273
Series 2013-R8, Class 9A,
1.15% (B), 09/26/2036 (A)	564,393	545,782
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	1,603,718	1,617,302
Series 2014-R4, Class 4A,
2.86% (B), 11/21/2035 (A)	1,869,422	1,879,491
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (A)	4,105,000	4,126,668
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (A)	5,795,000	5,777,070
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	901,409	904,169
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	1,513,380	1,562,768
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,557,673	1,603,501
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055	5,858,377	6,035,631
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	4,610,566	4,751,143
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (A)	6,500,000	6,520,231
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1.02% (B), 05/25/2035	923,544	884,975
RBSCF Trust Series 2009-RR2, Class WBB, 6.15% (B), 02/16/2051 (A)	1,215,000	1,244,722
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
2.63% (B), 01/26/2036 (A)	1,300,707	1,310,897
Series 2009-7, Class 5A4,
0.83% (B), 06/26/2037 (A)	890,859	844,625
SCG Trust Series 2013-SRP1, Class AJ, 2.38% (B), 11/15/2026 (A)	1,400,000	1,396,733
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	2,065,367	2,083,593
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	2,241,981	2,244,110
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	6,424,415	6,429,370
Series 2015-6, Class A1B,
2.75% (B), 04/26/2055 (A)	6,084,103	6,082,647

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	$ 1,239,000	$ 1,291,012
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	3,083,616
Wells Fargo Mortgage-Backed Securities Trust Series 2003-N, Class 1A2, 2.68% (B), 12/25/2033	871,217	867,329

Total Mortgage-Backed Securities (Cost $154,242,008)		154,325,597

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
California - 0.3%
State of California, General Obligation Unlimited 7.60%, 11/01/2040	2,000,000	3,156,720

Total Municipal Government Obligation (Cost $2,923,880)		3,156,720

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.0%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	718,996	808,807
5.50%, 11/01/2038	392,052	449,859
Federal National Mortgage Association
Zero Coupon, 10/09/2019	6,045,000	5,744,896
2.50%, TBA (F)	9,190,000	9,444,339
3.00%, TBA (F)	61,463,000	63,006,772
3.50%, TBA (F)	73,701,000	77,363,497
4.00%, TBA (F)	21,272,000	22,724,061
5.00%, 04/01/2039	9,281,769	10,447,655
5.00%, 11/01/2039 (F)	956,652	1,076,826
5.00%, TBA (F)	7,294,000	8,072,693
5.50%, 10/01/2036 - 06/01/2038	1,034,896	1,182,717
6.00%, 11/01/2034 - 02/01/2041	5,477,024	6,326,671
6.50%, 06/01/2038	1,141,741	1,377,903
Government National Mortgage Association 4.46%, 06/20/2062	6,309,207	6,696,929

Total U.S. Government Agency Obligations (Cost $214,300,932)		214,723,625

U.S. GOVERNMENT OBLIGATIONS - 24.5%
U.S. Treasury Bond
2.50%, 02/15/2045 (C)	19,186,200	18,535,673
2.75%, 08/15/2042	12,839,000	13,163,480
2.88%, 08/15/2045	6,049,000	6,311,515
3.13%, 02/15/2042 (C)	15,643,800	17,246,679
3.50%, 02/15/2039	10,439,100	12,325,477
3.63%, 02/15/2044	5,501,700	6,617,731
4.50%, 02/15/2036	12,804,500	17,419,626
5.25%, 02/15/2029	11,004,500	15,031,894
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	7,222,942	8,412,372
2.50%, 01/15/2029	7,260,904	9,157,438
U.S. Treasury Inflation Indexed Note 0.63%, 01/15/2024	7,499,187	7,839,290

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note
0.38%, 05/31/2016 (C)	$ 28,252,800	$ 28,256,642
0.50%, 09/30/2016 (C)	10,643,600	10,647,964
0.50%, 07/31/2017	5,611,300	5,600,122
0.63%, 09/30/2017	6,792,300	6,786,201
0.88%, 04/15/2017 - 04/30/2017 (C)	27,721,000	27,796,819
1.00%, 11/30/2019 (C)	17,613,000	17,581,349
1.25%, 11/30/2018	17,004,200	17,170,263
1.63%, 03/31/2019 - 02/15/2026	29,604,300	29,957,082
1.88%, 11/30/2021	4,273,100	4,381,598
2.00%, 02/15/2025	15,638,900	15,931,520
2.25%, 11/15/2024	8,723,700	9,071,627
2.50%, 05/15/2024	4,085,100	4,332,122

Total U.S. Government Obligations (Cost $302,239,235)		309,574,484

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
CoBank ACB Series F, 6.25% (B)	6,000	614,625

Total Preferred Stock (Cost $612,000)		614,625

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.4%
Federal Home Loan Bank Discount Notes
0.34% (G), 07/08/2016	$ 5,500,000	5,496,722
0.35% (G), 06/29/2016 - 07/29/2016	45,375,000	45,346,140
0.37% (G), 05/13/2016 - 06/22/2016	22,644,000	22,637,518
0.38% (G), 05/20/2016	9,050,000	9,048,869
0.39% (G), 06/09/2016	24,900,000	24,892,505
0.40% (G), 05/27/2016	1,365,000	1,364,762
0.41% (G), 05/04/2016	47,170,000	47,169,340

Total Short-Term U.S. Government Agency Obligations (Cost $155,944,350)		155,955,856

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.19% (G), 06/09/2016	$ 4,000,000	$ 3,999,412
0.29% (G), 06/09/2016	13,309,200	13,307,243
0.29% (G), 05/19/2016 (C) (F)	8,006,000	8,005,416

Total Short-Term U.S. Government Obligations (Cost $25,309,009)		25,312,071

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (G)	26,817,323	26,817,323

Total Securities Lending Collateral (Cost $26,817,323)		26,817,323

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (G), dated 04/29/2016, to be repurchased at $12,952,834 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $13,215,813.	$ 12,952,801	12,952,801

Total Repurchase Agreement (Cost $12,952,801)		12,952,801

Total Investments (Cost $1,441,029,862) (H)		1,453,373,773
Net Other Assets (Liabilities) - (15.2)%		(191,782,170)

Net Assets - 100.0%		$ 1,261,591,603

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$65,263,290	$—	$65,263,290
Corporate Debt Securities	—	476,616,861	—	476,616,861
Foreign Government Obligations	—	8,060,520	—	8,060,520
Mortgage-Backed Securities	—	154,325,597	—	154,325,597
Municipal Government Obligation	—	3,156,720	—	3,156,720
U.S. Government Agency Obligations	—	214,723,625	—	214,723,625
U.S. Government Obligations	—	309,574,484	—	309,574,484

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS (continued)
Investments (continued)
Preferred Stock	$614,625	$—	$—	$614,625
Short-Term U.S. Government Agency Obligations	—	155,955,856	—	155,955,856
Short-Term U.S. Government Obligations	—	25,312,071	—	25,312,071
Securities Lending Collateral	26,817,323	—	—	26,817,323
Repurchase Agreement	—	12,952,801	—	12,952,801

Total Investments	$27,431,948	$1,425,941,825	$—	$1,453,373,773

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $298,620,490, representing 23.7% of the Fund’s net assets.
(B)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(C)	All or a portion of the security is on loan. The total value of all securities on loan is $26,280,709. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2016; the maturity date disclosed is the ultimate maturity date.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(G)	Rate disclosed reflects the yield at April 30, 2016.
(H)	Aggregate cost for federal income tax purposes is $1,441,029,862. Aggregate gross unrealized appreciation and depreciation for all securities is $17,850,097 and $5,506,186, respectively. Net unrealized appreciation for tax purposes is $12,343,911.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Australia - 0.5%
Orica, Ltd. (A)	298,122	$ 3,468,159

Belgium - 0.8%
KBC Groep NV	105,736	5,936,212

Brazil - 0.7%
Ambev SA, ADR	920,790	5,147,216

Canada - 4.4%
Canadian National Railway Co. (A)	231,613	14,258,096
Element Financial Corp.	406,754	4,564,515
Loblaw Cos., Ltd.	88,978	4,909,498
Suncor Energy, Inc.	317,818	9,329,112

		33,061,221

China - 0.7%
Alibaba Group Holding, Ltd., ADR (B)	69,942	5,381,337

Denmark - 0.7%
Carlsberg A/S, Class B	51,593	5,024,596

France - 14.8%
Air Liquide SA, Class A (A)	139,123	15,770,982
Bureau Veritas SA	196,451	4,656,388
Danone SA (A)	261,353	18,305,879
Dassault Systemes	67,569	5,284,365
Engie SA (A)	576,577	9,507,020
Hermes International	3,860	1,374,587
L’Oreal SA (A)	41,021	7,442,573
Legrand SA	73,388	4,179,799
LVMH Moet Hennessy Louis Vuitton SE	77,567	12,887,510
Pernod Ricard SA	151,424	16,347,031
Schneider Electric SE	236,481	15,391,287

		111,147,421

Germany - 10.7%
Bayer AG	220,236	25,407,268
Beiersdorf AG	155,033	13,910,514
Linde AG	63,333	9,674,098
Merck KGaA	81,430	7,652,326
MTU Aero Engines AG	35,530	3,353,146
ProSiebenSat.1 Media SE	91,401	4,659,408
SAP SE	198,851	15,556,083

		80,212,843

Hong Kong - 3.5%
AIA Group, Ltd.	2,888,400	17,352,221
Global Brands Group Holding, Ltd. (B)	20,784,000	2,465,067
Li & Fung, Ltd. (A)	10,491,000	6,505,396

		26,322,684

Israel - 0.8%
Check Point Software Technologies, Ltd., Class A (A) (B)	70,344	5,829,407

Italy - 0.7%
Eni SpA, Class B	323,228	5,255,595

Japan - 13.3%
Daikin Industries, Ltd. (A)	75,600	6,001,049
Denso Corp.	353,400	13,433,148
FANUC Corp.	48,500	7,164,513
Honda Motor Co., Ltd.	125,200	3,378,618
Hoya Corp.	497,900	19,066,710
Inpex Corp. (A)	312,400	2,483,530
Japan Tobacco, Inc.	290,100	11,852,882

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kubota Corp.	304,000	$ 4,428,324
Kyocera Corp.	243,600	12,087,469
Shin-Etsu Chemical Co., Ltd. (A)	70,000	3,920,615
Terumo Corp. (A)	413,300	15,711,728

		99,528,586

Netherlands - 5.7%
Akzo Nobel NV	196,226	13,905,981
Heineken NV (A)	42,853	4,016,285
ING Groep NV, CVA	994,932	12,184,250
Randstad Holding NV	230,463	12,377,843

		42,484,359

Singapore - 2.2%
DBS Group Holdings, Ltd.	1,159,500	13,174,079
Singapore Telecommunications, Ltd.	1,289,150	3,700,129

		16,874,208

Spain - 1.3%
Amadeus IT Holding SA, Class A	217,153	9,881,396

Sweden - 1.3%
Hennes & Mauritz AB, Class B	274,027	9,742,257

Switzerland - 13.1%
Julius Baer Group, Ltd. (A) (B)	168,616	7,208,321
Keuhne & Nagel International AG	24,387	3,513,274
Nestle SA	371,593	27,696,132
Novartis AG	179,360	13,686,179
Roche Holding AG (A)	95,327	24,097,568
Sonova Holding AG	29,910	3,997,146
UBS Group AG	1,039,619	17,989,863

		98,188,483

Taiwan - 2.7%
Hon Hai Precision Industry Co., Ltd.	1,420,446	3,395,541
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	731,196	17,248,914

		20,644,455

United Kingdom - 18.2%
Barclays PLC	2,325,965	5,828,575
Compass Group PLC	1,231,082	21,927,331
Delphi Automotive PLC, Class A	52,216	3,844,664
Diageo PLC	463,435	12,500,161
HSBC Holdings PLC	1,471,698	9,730,437
Prudential PLC	361,208	7,111,827
Reckitt Benckiser Group PLC, Class A	185,927	18,076,749
Rio Tinto PLC	189,749	6,378,181
Rolls-Royce Holdings PLC (B)	700,885	6,856,341
Rolls-Royce Holdings PLC (B) (C)	49,762,835	72,711
Sky PLC	866,495	11,882,161
Smiths Group PLC	477,744	7,734,461
WPP PLC, Class A	1,064,453	24,823,011

		136,766,610

United States - 2.4%
Yum! Brands, Inc.	225,456	17,937,279

Total Common Stocks (Cost $802,821,755)		738,834,324

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (D)	56,797,762	$ 56,797,762

Total Securities Lending Collateral (Cost $56,797,762)		56,797,762

	Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co. 0.03% (D), dated 04/29/2016, to be repurchased at $9,108,895 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $9,294,525.

	$ 9,108,873	$ 9,108,873

Total Repurchase Agreement (Cost $9,108,873)		9,108,873

Total Investments (Cost $868,728,390) (E)		804,740,959
Net Other Assets (Liabilities) - (7.3)%		(54,463,444)

Net Assets - 100.0%		$ 750,277,515

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.8%	$70,843,341
Banks	5.8	46,853,553
Chemicals	5.8	46,739,835
Food Products	5.7	46,002,011
Beverages	5.4	43,035,289
Media	5.1	41,364,580
Hotels, Restaurants & Leisure	5.0	39,864,610
Health Care Equipment & Supplies	4.8	38,775,584
Software	3.3	26,669,855
Capital Markets	3.1	25,198,184
Insurance	3.0	24,464,048
Textiles, Apparel & Luxury Goods	2.9	23,232,560
Personal Products	2.7	21,353,087
Electrical Equipment	2.4	19,571,086
Household Products	2.3	18,076,749
Auto Components	2.2	17,277,812
Semiconductors & Semiconductor Equipment	2.1	17,248,914
Oil, Gas & Consumable Fuels	2.1	17,068,237
Professional Services	2.1	17,034,231
Electronic Equipment, Instruments & Components	1.9	15,483,010
Road & Rail	1.8	14,258,096
Tobacco	1.5	11,852,882
Machinery	1.4	11,592,837
Aerospace & Defense	1.3	10,209,487
IT Services	1.2	9,881,396
Specialty Retail	1.2	9,742,257
Multi-Utilities	1.2	9,507,020
Industrial Conglomerates	1.0	7,734,461
Metals & Mining	0.8	6,378,181
Building Products	0.7	6,001,049
Internet Software & Services	0.7	5,381,337
Food & Staples Retailing	0.6	4,909,498
Diversified Financial Services	0.6	4,564,515
Diversified Telecommunication Services	0.5	3,700,129
Marine	0.4	3,513,274
Automobiles	0.4	3,451,329

Investments, at Value	91.8	738,834,324
Short-Term Investments	8.2	65,906,635

Total Investments	100.0%	$804,740,959

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (G)	Value
ASSETS
Investments
Common Stocks	$88,450,038	$650,311,575	$72,711	$738,834,324
Securities Lending Collateral	56,797,762	—	—	56,797,762
Repurchase Agreement	—	9,108,873	—	9,108,873

Total Investments	$145,247,800	$659,420,448	$72,711	$804,740,959

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $53,986,220. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Rate disclosed reflects the yield at April 30, 2016.
(E)	Aggregate cost for federal income tax purposes is $868,728,390. Aggregate gross unrealized appreciation and depreciation for all securities is $21,577,765 and $85,565,196, respectively. Net unrealized depreciation for tax purposes is $63,987,431.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 3.5%
Amcor, Ltd.	195,906	$ 2,293,939
Ansell, Ltd.	135,344	2,050,972
Asaleo Care, Ltd. (A)	2,969,910	4,448,596
Computershare, Ltd.	396,230	3,045,875
Iluka Resources, Ltd.	838,494	4,099,439
Link Administration Holdings, Ltd. (B)	109,111	663,700
Mirvac Group, REIT	2,706,419	3,848,134

		20,450,655

China - 2.0%
ANTA Sports Products, Ltd.	462,000	1,181,668
Baoxin Auto Group, Ltd. (A)	2,383,500	1,511,792
Best Pacific International Holdings, Ltd.	3,798,000	2,252,292
CSPC Pharmaceutical Group, Ltd.	2,328,000	2,064,825
Haitian International Holdings, Ltd., Series B	1,317,000	2,241,153
New Oriental Education & Technology Group, Inc., ADR	70,189	2,748,601

		12,000,331

Denmark - 1.8%
Ambu A/S, B Shares (A)	85,000	2,929,366
Matas A/S	400,000	7,631,121
OW Bunker A/S (A) (B) (C) (D) (E)	450,000	0	(F)

		10,560,487

Finland - 0.2%
Vaisala OYJ, Class A	50,000	1,423,298

France - 7.2%
Albioma SA	50,000	815,849
Elis SA (A)	400,000	7,344,353
Lectra (D)	375,000	5,693,763
Marie Brizard Wine & Spirits SA (B)	290,000	5,555,441
Naturex (A) (B)	30,000	2,528,271
Rubis SCA (A)	90,000	7,024,197
SPIE SA (B)	400,000	7,877,947
Ubisoft Entertainment (B)	190,000	5,519,487

		42,359,308

Germany - 3.3%
Duerr AG (A)	55,000	4,403,406
RIB Software AG (A)	500,000	5,281,545
Wacker Chemie AG (A)	30,000	2,876,252
windeln.de AG (A) (B) (G)	80,000	903,216
XING AG	32,000	6,067,851

		19,532,270

Hong Kong - 2.7%
Convenience Retail Asia, Ltd.	648,000	284,866
Dah Chong Hong Holdings, Ltd. (A)	3,143,000	1,300,652
Dah Sing Banking Group, Ltd.	802,444	1,435,873
HKBN, Ltd.	1,529,500	1,881,091
Hysan Development Co., Ltd.	405,000	1,793,468
Johnson Electric Holdings, Ltd.	702,500	2,073,928
Sitoy Group Holdings, Ltd.	1,760,000	639,843
Techtronic Industries Co., Ltd.	1,238,000	4,660,315
Yue Yuen Industrial Holdings, Ltd.	483,000	1,765,274

		15,835,310

Indonesia - 0.8%
Ciputra Property Tbk PT	20,568,857	770,474
Matahari Department Store Tbk PT	1,691,000	2,436,230

	Shares	Value
COMMON STOCKS (continued)
Indonesia (continued)
XL Axiata Tbk PT (B)	6,400,000	$ 1,708,220

		4,914,924

Ireland - 6.9%
Dalata Hotel Group PLC (A) (B)	1,450,000	7,320,364
DCC PLC	50,000	4,427,287
FBD Holdings PLC (B) (D)	315,000	2,308,422
Glanbia PLC	115,000	2,167,466
Grafton Group PLC	200,000	2,017,849
IFG Group PLC	550,000	1,309,938
Irish Continental Group PLC	500,000	2,948,505
Irish Residential Properties REIT PLC (A)	3,375,000	4,328,291
Kingspan Group PLC	51,985	1,369,085
Origin Enterprises PLC	775,000	5,459,371
Smurfit Kappa Group PLC, Class B	275,000	7,289,677

		40,946,255

Italy - 9.1%
Anima Holding SpA (G)	900,000	6,368,770
Banca Popolare dell’Emilia Romagna SC	675,000	3,945,700
Banca Sistema SpA (A) (B) (G)	936,434	3,023,785
Cerved Information Solutions SpA (B)	900,000	7,239,581
Credito Emiliano SpA	750,000	5,414,657
FinecoBank Banca Fineco SpA (A)	600,000	4,816,082
Industria Macchine Automatiche SpA	30,000	1,748,492
Maire Tecnimont SpA (A) (B)	2,500,000	7,580,234
Moleskine SpA	337,560	777,685
OVS SpA (B) (G)	250,000	1,631,697
Prada SpA (A)	594,700	2,016,348
Rizzoli Corriere Della Sera Mediagroup SpA (A) (B)	5,000,000	3,223,317
Technogym SpA (B)	340,464	1,267,007
Yoox Net-A-Porter Group SpA (A) (B)	155,000	4,536,461

		53,589,816

Japan - 20.3%
Ai Holdings Corp. (A)	154,900	4,426,315
AICA Kogyo Co., Ltd.	189,300	4,224,328
Arcs Co., Ltd. (A)	203,400	4,775,113
Asahi Diamond Industrial Co., Ltd. (A)	161,700	1,613,542
Daibiru Corp.	531,800	4,640,599
Digital Garage, Inc. (A)	307,500	6,157,801
Eagle Industry Co., Ltd.	134,400	1,767,024
Fukushima Industries Corp.	150,200	3,328,508
Glory, Ltd.	92,000	3,013,116
Hitachi Transport System, Ltd.	209,000	3,502,542
JSP Corp.	167,400	2,881,302
Kakaku.com, Inc. (A)	186,100	3,351,866
Kissei Pharmaceutical Co., Ltd. (A)	120,400	2,769,409
Koito Manufacturing Co., Ltd. (A)	64,400	2,790,084
Kumiai Chemical Industry Co., Ltd. (A)	385,400	3,288,101
Kureha Corp. (A)	806,000	2,765,064
Kuroda Electric Co., Ltd. (A)	190,400	2,936,142
Lintec Corp.	99,100	1,899,735
Mitsui Sugar Co., Ltd.	469,000	2,115,371
Musashi Seimitsu Industry Co., Ltd. (A)	148,400	2,832,687
Nabtesco Corp. (A)	94,000	2,120,565
NEC Networks & System Integration Corp.	124,900	1,937,035
Nihon Parkerizing Co., Ltd.	408,400	3,602,248
Nippon Densetsu Kogyo Co., Ltd.	261,200	5,078,011

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Shinyaku Co., Ltd. (A)	88,800	$ 4,010,914
Nitta Corp.	170,500	4,170,280
Obara Group, Inc.	58,100	2,125,704
OBIC Business Consultants Co., Ltd.	75,500	3,153,850
Shinmaywa Industries, Ltd.	317,000	2,172,429
Sumitomo Real Estate Sales Co., Ltd.	104,700	2,099,549
Takasago International Corp.	78,900	1,758,576
Tokai Tokyo Financial Holdings, Inc. (A)	877,300	4,546,886
TPR Co., Ltd.	137,400	3,462,639
Trusco Nakayama Corp.	124,300	4,939,082
Tsuruha Holdings, Inc., Class B	50,500	4,843,736
Unipres Corp. (A)	196,400	3,456,085
Yushin Precision Equipment Co., Ltd.	80,800	1,381,904

		119,938,142

Luxembourg - 1.9%
BRAAS Monier Building Group SA (D)	275,000	7,639,204
L’Occitane International SA	1,957,250	3,759,623

		11,398,827

Malaysia - 0.5%
Bursa Malaysia Bhd	1,291,700	2,780,800

Netherlands - 1.5%
Beter Bed Holding NV (D)	200,000	4,855,014
Kendrion NV	9,102	223,140
Refresco Gerber NV (B) (G)	100,000	1,851,546
Wessanen	175,000	1,807,262

		8,736,962

New Zealand - 0.5%
Fletcher Building, Ltd.	539,371	3,140,975

Norway - 1.6%
Borregaard ASA	575,000	4,302,583
Storebrand ASA, Class A (B)	850,000	3,598,738
Tomra Systems ASA	150,000	1,741,836

		9,643,157

Republic of Korea - 1.6%
Hanon Systems	199,240	1,801,099
Mando Corp.	9,470	1,566,698
Medy-Tox, Inc.	8,737	3,243,594
S-1 Corp.	37,174	3,037,475

		9,648,866

Singapore - 0.9%
First Resources, Ltd. (A)	1,477,500	2,092,901
Silverlake Axis, Ltd.	2,443,900	1,026,734
UOL Group, Ltd.	515,100	2,351,722

		5,471,357

Spain - 0.6%
Applus Services SA	110,000	1,015,201
Naturhouse Health SAU (D)	555,972	2,782,012

		3,797,213

Sweden - 3.0%
Bravida Holding AB (B) (G)	147,000	993,064
Bufab AB (D)	700,000	5,469,806
Coor Service Management Holding AB (A) (G)	1,050,000	4,968,588
Loomis AB, Class B	34,000	943,310
Modern Times Group MTG AB, Class B (A)	125,000	3,748,233

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Nordax Group AB (B) (G)	290,000	$ 1,480,614

		17,603,615

Switzerland - 7.0%
Ascom Holding AG	325,000	5,318,983
Comet Holding AG (A) (B)	7,000	4,878,036
Helvetia Holding AG	11,000	5,916,814
Interroll Holding AG (B) (D)	9,250	8,210,544
Komax Holding AG	27,000	5,964,036
Logitech International SA	255,000	3,907,537
OC Oerlikon Corp. AG (A) (B)	650,000	6,274,367
VAT Group AG (B) (G)	18,368	1,014,807

		41,485,124

Taiwan - 3.4%
Aerospace Industrial Development Corp.	2,668,000	3,639,724
Chroma ATE, Inc.	1,961,000	4,353,319
CTCI Corp.	1,704,000	2,221,598
Gourmet Master Co., Ltd.	457,000	3,683,998
Merida Industry Co., Ltd.	612,220	2,515,089
ScinoPharm Taiwan, Ltd.	1,553,902	2,045,178
Toung Loong Textile Manufacturing	581,000	1,547,388

		20,006,294

Thailand - 0.9%
Bumrungrad Hospital PCL	532,100	3,092,365
LPN Development PCL (A)	5,970,500	2,392,986

		5,485,351

United Kingdom - 16.1%
A.G. Barr PLC (A)	145,000	1,185,395
Auto Trader Group PLC (G)	282,057	1,545,479
Berendsen PLC	175,000	3,017,277
Computacenter PLC	200,000	2,443,044
Crest Nicholson Holdings PLC	350,000	2,664,409
Dechra Pharmaceuticals PLC	275,000	4,444,090
Diploma PLC	225,000	2,404,872
Dunelm Group PLC	258,000	3,330,591
Elementis PLC	483,255	1,524,488
Grainger PLC	900,000	2,927,270
Halma PLC	200,000	2,606,693
HomeServe PLC (A)	545,357	3,300,548
IG Group Holdings PLC	396,000	4,472,700
JRP Group PLC	1,160,159	2,330,855
Keller Group PLC	186,145	2,402,996
Kennedy Wilson Europe Real Estate PLC	200,000	3,182,387
Laird PLC	200,000	1,018,130
London Stock Exchange Group PLC	75,000	2,973,077
Londonmetric Property PLC, REIT	1,433,000	3,318,719
Lookers PLC	863,326	1,754,676
Micro Focus International PLC	90,000	2,010,690
Northgate PLC	500,000	2,946,411
Pets at Home Group PLC	700,000	2,479,281
Photo-Me International PLC	1,400,000	3,421,285
Redrow PLC	450,000	2,518,293
Ricardo PLC	182,475	2,164,983
Safestore Holdings PLC, REIT	700,000	3,463,220
SDL PLC	367,217	2,175,749
Senior PLC	435,573	1,384,889
SSP Group PLC (A)	1,050,000	4,413,918

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SuperGroup PLC	150,000	$ 2,671,714
Telecom Plus PLC (A)	200,000	2,720,663
Victrex PLC (A)	96,191	1,967,694
WS Atkins PLC	100,000	1,946,253
Zeal Network SE (D)	130,000	6,021,992

		95,154,731

United States - 0.4%
Samsonite International SA	683,400	2,202,555

Total Common Stocks (Cost $522,000,130)		578,106,623

SECURITIES LENDING COLLATERAL - 11.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (H)	67,657,334	67,657,334

Total Securities Lending Collateral (Cost $67,657,334)		67,657,334

Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co. 0.03% (H), dated 04/29/2016, to be repurchased at $14,504,065 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2020, and with a value of $14,798,525.

$ 14,504,028	$ 14,504,028

Total Repurchase Agreement (Cost $14,504,028)	14,504,028

Total Investments (Cost $604,161,492) (I)	660,267,985
Net Other Assets (Liabilities) - (11.6)%	(68,845,917)

Net Assets - 100.0%	$ 591,422,068

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Machinery	7.5%	$49,782,853
Specialty Retail	4.7	30,775,824
Chemicals	4.1	26,866,043
Commercial Services & Supplies	4.0	26,124,136
Construction & Engineering	3.8	25,160,786
Software	3.8	24,861,818
Hotels, Restaurants & Leisure	3.2	21,440,272
Real Estate Management & Development	3.1	20,158,455
Banks	3.0	20,116,711
Diversified Financial Services	2.8	18,776,096
Electronic Equipment, Instruments & Components	2.8	18,705,791
Trading Companies & Distributors	2.7	17,767,751
Auto Components	2.7	17,676,316
Food Products	2.4	16,170,642
Pharmaceuticals	2.3	15,334,416
Real Estate Investment Trusts	2.3	14,958,364
IT Services	2.2	14,247,455
Insurance	2.1	14,154,829
Textiles, Apparel & Luxury Goods	2.0	13,237,065
Internet Software & Services	1.7	10,965,196
Capital Markets	1.7	10,915,656
Construction Materials	1.6	10,780,179
Food & Staples Retailing	1.5	9,903,715
Household Durables	1.5	9,843,017
Containers & Packaging	1.4	9,583,616
Beverages	1.3	8,592,382
Leisure Products	1.1	7,203,381
Gas Utilities	1.1	7,024,197
Media	1.1	6,971,550
Road & Rail	1.0	6,448,953
Building Products	0.8	5,593,413
Internet & Catalog Retail	0.8	5,439,677
Communications Equipment	0.8	5,318,983
Professional Services	0.8	5,126,437
Aerospace & Defense	0.8	5,024,613

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care Equipment & Supplies	0.8%		$4,980,338
Personal Products	0.7		4,448,596
Industrial Conglomerates	0.7		4,427,287
Metals & Mining	0.6		4,099,439
Technology Hardware, Storage & Peripherals	0.6		3,907,537
Diversified Telecommunication Services	0.5		3,589,311
Biotechnology	0.5		3,243,594
Health Care Providers & Services	0.5		3,092,365
Marine	0.4		2,948,505
Diversified Consumer Services	0.4		2,748,601
Multi-Utilities	0.4		2,720,663
Multiline Retail	0.4		2,436,230
Electrical Equipment	0.3		2,297,068
Distributors	0.2		1,300,652
Independent Power & Renewable Electricity Producers	0.1		815,849
Oil, Gas & Consumable Fuels	0.0	(J)	0	(F)

Investments, at Value	87.6		578,106,623
Short-Term Investments	12.4		82,161,362

Total Investments	100.0%		$660,267,985

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)		Value
ASSETS
Investments
Common Stocks	$2,748,601	$575,358,022	$0	(F)	$578,106,623
Securities Lending Collateral	67,657,334	—	—		67,657,334
Repurchase Agreement	—	14,504,028	—		14,504,028

Total Investments	$70,405,935	$589,862,050	$0	(F)	$660,267,985

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $64,067,140. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(D)	Illiquid security. At April 30, 2016, total aggregate value of illiquid securities is $42,980,757, representing 7.3% of the Fund’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Rounds to less than $1.
(G)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $23,781,566, representing 4.0% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at April 30, 2016.
(I)	Aggregate cost for federal income tax purposes is $604,161,492. Aggregate gross unrealized appreciation and depreciation for all securities is $101,327,508 and $45,221,015, respectively. Net unrealized appreciation for tax purposes is $56,106,493.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 102.7%
Aerospace & Defense - 3.9%
Curtiss-Wright Corp.	1,204	$ 92,202
Honeywell International, Inc. (A)	2,326	265,792
Textron, Inc.	1,344	51,986
United Technologies Corp.	1,379	143,926

		553,906

Airlines - 1.3%
Delta Air Lines, Inc.	2,649	110,384
United Continental Holdings, Inc. (B)	1,607	73,616

		184,000

Auto Components - 0.3%
Delphi Automotive PLC, Class A	580	42,705

Banks - 3.8%
Bank of America Corp.	11,722	170,672
Citigroup, Inc.	1,834	84,877
KeyCorp	7,389	90,811
Popular, Inc.	789	23,449
Regions Financial Corp.	4,202	39,415
Wells Fargo & Co.	1,320	65,974
Zions Bancorporation	2,010	55,315

		530,513

Beverages - 4.0%
Boston Beer Co., Inc., Class A (B)	134	20,915
Constellation Brands, Inc., Class A	214	33,397
Molson Coors Brewing Co., Class B (A)	3,334	318,830
PepsiCo, Inc.	1,851	190,579

		563,721

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (B)	192	26,742
Biogen, Inc. (B)	121	33,274
Celgene Corp. (B)	564	58,323
Gilead Sciences, Inc.	1,276	112,556
Vertex Pharmaceuticals, Inc. (B)	383	32,302

		263,197

Building Products - 0.8%
Allegion PLC	394	25,788
Lennox International, Inc.	635	85,693

		111,481

Capital Markets - 3.2%
Ameriprise Financial, Inc.	1,131	108,463
Bank of New York Mellon Corp.	1,061	42,695
BlackRock, Inc., Class A	236	84,094
Charles Schwab Corp.	4,474	127,106
Morgan Stanley	2,676	72,413
TD Ameritrade Holding Corp.	662	19,747

		454,518

Chemicals - 3.3%
Albemarle Corp.	224	14,820
Axiall Corp.	1,568	36,927
Chemours Co.	2,045	18,650
Dow Chemical Co.	1,212	63,763
E.I. du Pont de Nemours & Co.	599	39,480
Eastman Chemical Co.	2,646	202,102
Monsanto Co.	553	51,805
Mosaic Co.	1,568	43,888

		471,435

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.3%
Fluor Corp.	859	$ 46,953

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	528	89,353
Vulcan Materials Co.	622	66,946

		156,299

Consumer Finance - 0.6%
American Express Co.	496	32,453
Capital One Financial Corp.	226	16,360
Discover Financial Services	670	37,701

		86,514

Containers & Packaging - 0.7%
Crown Holdings, Inc. (B)	1,354	71,708
WestRock Co.	519	21,720

		93,428

Diversified Financial Services - 0.8%
Intercontinental Exchange, Inc.	171	41,045
Voya Financial, Inc.	1,985	64,453

		105,498

Electric Utilities - 3.4%
American Electric Power Co., Inc.	253	16,066
Edison International	1,415	100,055
NextEra Energy, Inc.	1,587	186,599
PG&E Corp.	367	21,359
Xcel Energy, Inc.	4,013	160,640

		484,719

Electrical Equipment - 1.7%
Eaton Corp. PLC (A)	3,786	239,540

Electronic Equipment, Instruments & Components - 0.7%
TE Connectivity, Ltd.	1,625	96,655

Energy Equipment & Services - 0.3%
Halliburton Co.	1,100	45,441

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	340	50,364
Kroger Co.	1,797	63,596

		113,960

Food Products - 1.1%
ConAgra Foods, Inc.	1,006	44,827
Hershey Co.	309	28,771
Mondelez International, Inc., Class A	899	38,621
Post Holdings, Inc. (B)	616	44,254

		156,473

Gas Utilities - 0.2%
UGI Corp.	713	28,691

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. (B)	1,089	23,871

Health Care Providers & Services - 6.0%
Aetna, Inc. (A)	2,439	273,826
Anthem, Inc.	710	99,947
Humana, Inc., Class A (A)	2,198	389,200
McKesson Corp.	539	90,455

		853,428

Hotels, Restaurants & Leisure - 4.2%
Carnival Corp.	2,177	106,782
Chipotle Mexican Grill, Inc., Class A (B)	104	43,781

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	3,351	$ 73,889
Norwegian Cruise Line Holdings, Ltd. (B)	290	14,178
Royal Caribbean Cruises, Ltd., Class A	2,183	168,964
Starbucks Corp.	752	42,285
Yum! Brands, Inc.	1,762	140,185

		590,064

Household Durables - 1.4%
D.R. Horton, Inc.	4,470	134,368
Harman International Industries, Inc.	227	17,425
KB Home	1,504	20,409
PulteGroup, Inc.	1,013	18,629

		190,831

Household Products - 0.6%
Kimberly-Clark Corp.	714	89,386

Insurance - 4.0%
Arthur J. Gallagher & Co.	2,357	108,516
Chubb, Ltd. (A)	2,564	302,193
MetLife, Inc.	2,693	121,454
Prudential Financial, Inc.	207	16,072
XL Group PLC, Class A	649	21,242

		569,477

Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (A) (B)	459	302,752

Internet Software & Services - 4.6%
Alphabet, Inc., Class C (A) (B)	441	305,617
eBay, Inc. (B)	874	21,352
Facebook, Inc., Class A (A) (B)	2,746	322,875

		649,844

IT Services - 3.8%
Accenture PLC, Class A	1,586	179,091
Alliance Data Systems Corp. (B)	118	23,991
Fidelity National Information Services, Inc.	2,602	171,212
First Data Corp., Class A (B)	1,986	22,620
PayPal Holdings, Inc. (B)	752	29,463
Vantiv, Inc., Class A (B)	603	32,888
Visa, Inc., Class A	212	16,375
WEX, Inc. (B)	602	56,883

		532,523

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (B)	226	30,508

Machinery - 2.1%
Cummins, Inc.	516	60,388
Ingersoll-Rand PLC	428	28,051
Pentair PLC	753	43,734
Stanley Black & Decker, Inc.	1,491	166,873

		299,046

Media - 4.7%
CBS Corp., Class B	1,353	75,646
Charter Communications, Inc., Class A (B)	400	84,896
DISH Network Corp., Class A (B)	1,661	81,871
Sirius XM Holdings, Inc. (B)	8,757	34,590
Time Warner Cable, Inc.	133	28,210
Time Warner, Inc.	912	68,528
Twenty-First Century Fox, Inc., Class B (A)	9,498	286,080

		659,821

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
U.S. Steel Corp.	699	$ 13,358

Multi-Utilities - 1.0%
CMS Energy Corp.	1,418	57,684
NiSource, Inc., Class B	999	22,687
Public Service Enterprise Group, Inc.	1,206	55,633

		136,004

Oil, Gas & Consumable Fuels - 3.7%
Cabot Oil & Gas Corp.	1,827	42,752
Diamondback Energy, Inc. (B)	2,605	225,541
EOG Resources, Inc.	623	51,472
Pioneer Natural Resources Co.	886	147,165
TransCanada Corp.	578	23,981
Valero Energy Corp.	529	31,142

		522,053

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	340	32,596

Pharmaceuticals - 2.4%
Allergan PLC (B)	407	88,140
Bristol-Myers Squibb Co.	1,132	81,708
Eli Lilly & Co.	725	54,759
Pfizer, Inc.	2,679	87,630
Valeant Pharmaceuticals International, Inc. (B)	624	20,817

		333,054

Real Estate Investment Trusts - 3.7%
AvalonBay Communities, Inc.	1,232	217,805
Equinix, Inc.	185	61,115
Kimco Realty Corp.	3,205	90,125
LaSalle Hotel Properties	1,147	27,413
SL Green Realty Corp.	890	93,521
STORE Capital Corp.	524	13,451
Vornado Realty Trust, Class A	253	24,220

		527,650

Road & Rail - 4.4%
Canadian National Railway Co.	467	28,748
Canadian Pacific Railway, Ltd.	1,459	210,461
Union Pacific Corp. (A)	4,329	377,619

		616,828

Semiconductors & Semiconductor Equipment - 8.4%
Broadcom, Ltd. (A)	2,963	431,857
Lam Research Corp. (A)	3,740	285,736
NXP Semiconductors NV (A) (B)	3,741	319,033
Qorvo, Inc. (B)	774	34,853
Skyworks Solutions, Inc.	299	19,979
Texas Instruments, Inc.	1,677	95,656

		1,187,114

Software - 3.1%
Adobe Systems, Inc. (B)	1,899	178,924
Citrix Systems, Inc. (B)	221	18,087
Microsoft Corp.	3,457	172,400
Mobileye NV (B)	1,081	41,240
Workday, Inc., Class A (B)	303	22,719

		433,370

Specialty Retail - 5.4%
Best Buy Co., Inc.	2,061	66,117
Home Depot, Inc.	813	108,853

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc. (A)	6,407	$ 487,060
O’Reilly Automotive, Inc. (B)	381	100,081

		762,111

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.	740	30,240

Tobacco - 0.7%
Philip Morris International, Inc.	983	96,452

Water Utilities - 0.1%
American Water Works Co., Inc.	219	15,934

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc. (B)	4,400	172,832

Total Common Stocks (Cost $12,575,692)		14,500,794

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $405,338 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 11/30/2020, and with a value of $416,000.	$ 405,337	405,337

Total Repurchase Agreement (Cost $405,337)		405,337

Total Investments (Cost $12,981,029) (D)		14,906,131

	Shares	Value
SECURITIES SOLD SHORT - (71.6)% (E)
COMMON STOCKS - (71.6)%
Aerospace & Defense - (2.8)%
Boeing Co.	(1,874)	(252,615)
Lockheed Martin Corp.	(509)	(118,282)
Raytheon Co.	(184)	(23,248)

		(394,145)

Auto Components - (0.9)%
Autoliv, Inc.	(785)	(96,139)
Lear Corp.	(224)	(25,789)

		(121,928)

Automobiles - (0.5)%
Ford Motor Co.	(2,343)	(31,771)
General Motors Co.	(1,302)	(41,404)

		(73,175)

Banks - (1.7)%
Bank of Hawaii Corp.	(628)	(42,961)
BB&T Corp.	(1,749)	(61,880)
Fifth Third Bancorp	(1,292)	(23,657)
First Horizon National Corp.	(2,927)	(41,212)
M&T Bank Corp.	(252)	(29,817)
US Bancorp	(1,054)	(44,995)

		(244,522)

Beverages - (0.7)%
Brown-Forman Corp., Class B	(1,068)	(102,870)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Biotechnology - (0.6)%
AbbVie, Inc., Class G	(888)	$ (54,168)
Alkermes PLC	(714)	(28,381)

		(82,549)

Capital Markets - (0.8)%
Federated Investors, Inc., Class B	(1,012)	(31,979)
Franklin Resources, Inc.	(944)	(35,249)
T. Rowe Price Group, Inc.	(548)	(41,259)

		(108,487)

Chemicals - (2.1)%
Ecolab, Inc.	(621)	(71,403)
LyondellBasell Industries NV, Class A	(1,353)	(111,853)
Praxair, Inc.	(313)	(36,765)
Sherwin-Williams Co.	(104)	(29,880)
Westlake Chemical Corp.	(859)	(43,113)

		(293,014)

Communications Equipment - (1.0)%
Cisco Systems, Inc.	(3,904)	(107,321)
Juniper Networks, Inc.	(1,698)	(39,733)

		(147,054)

Containers & Packaging - (0.6)%
Ball Corp.	(354)	(25,268)
International Paper Co.	(626)	(27,087)
Sonoco Products Co.	(677)	(31,745)

		(84,100)

Diversified Financial Services - (0.7)%
CME Group, Inc., Class A	(820)	(75,366)
S&P Global, Inc.	(231)	(24,683)

		(100,049)

Diversified Telecommunication Services - (2.7)%
AT&T, Inc.	(385)	(14,946)
CenturyLink, Inc.	(2,650)	(82,017)
Verizon Communications, Inc.	(5,480)	(279,151)

		(376,114)

Electric Utilities - (2.3)%
Duke Energy Corp.	(2,060)	(162,287)
Southern Co.	(3,188)	(159,719)

		(322,006)

Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(108)	(26,340)
Rockwell Automation, Inc., Class B	(317)	(35,970)

		(62,310)

Electronic Equipment, Instruments & Components - (0.2)%
Amphenol Corp., Class A	(364)	(20,322)
VeriFone Systems, Inc.	(369)	(10,502)

		(30,824)

Energy Equipment & Services - (0.5)%
Schlumberger, Ltd.	(844)	(67,807)
Weatherford International PLC	(1,054)	(8,569)

		(76,376)

Food & Staples Retailing - (2.6)%
CVS Health Corp.	(1,319)	(132,560)
Sysco Corp.	(2,247)	(103,519)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	(817)	$ (54,633)
Whole Foods Market, Inc.	(2,704)	(78,632)

		(369,344)

Food Products - (2.9)%
General Mills, Inc.	(1,432)	(87,839)
Kellogg Co.	(1,650)	(126,737)
Kraft Heinz Co.	(2,421)	(189,007)

		(403,583)

Health Care Equipment & Supplies - (2.4)%
Baxter International, Inc.	(1,874)	(82,868)
Becton Dickinson and Co.	(164)	(26,447)
CR Bard, Inc.	(230)	(48,799)
Medtronic PLC	(1,978)	(156,559)
Varian Medical Systems, Inc.	(299)	(24,273)

		(338,946)

Health Care Providers & Services - (1.9)%
Community Health Systems, Inc.	(1,568)	(29,917)
DaVita HealthCare Partners, Inc.	(151)	(11,159)
Express Scripts Holding Co.	(1,774)	(130,797)
HCA Holdings, Inc.	(326)	(26,282)
Laboratory Corp. of America Holdings	(237)	(29,701)
Quest Diagnostics, Inc.	(182)	(13,681)
Tenet Healthcare Corp.	(725)	(22,975)

		(264,512)

Health Care Technology - (0.6)%
Allscripts Healthcare Solutions, Inc.	(1,260)	(16,884)
athenahealth, Inc.	(161)	(21,461)
Cerner Corp.	(688)	(38,625)

		(76,970)

Hotels, Restaurants & Leisure - (1.9)%
Choice Hotels International, Inc.	(293)	(14,843)
Darden Restaurants, Inc.	(1,822)	(113,420)
Hyatt Hotels Corp., Class A	(559)	(26,765)
Marriott International, Inc., Class A	(812)	(56,913)
McDonald’s Corp.	(480)	(60,715)

		(272,656)

Household Durables - (0.7)%
Garmin, Ltd.	(427)	(18,203)
Lennar Corp., Class A	(1,617)	(73,266)

		(91,469)

Household Products - (2.5)%
Church & Dwight Co., Inc.	(462)	(42,827)
Clorox Co.	(1,126)	(141,009)
Colgate-Palmolive Co.	(1,392)	(98,721)
Procter & Gamble Co.	(907)	(72,669)

		(355,226)

Industrial Conglomerates - (3.2)%
3M Co.	(988)	(165,372)
General Electric Co.	(9,259)	(284,714)

		(450,086)

Insurance - (4.1)%
Aflac, Inc.	(242)	(16,691)
Aon PLC	(334)	(35,110)
Arch Capital Group, Ltd.	(949)	(66,895)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	(318)	$ (26,893)
Genworth Financial, Inc., Class A	(2,879)	(9,875)
Progressive Corp.	(3,172)	(103,407)
Torchmark Corp.	(2,100)	(121,569)
Travelers Cos., Inc.	(258)	(28,354)
WR Berkley Corp.	(3,075)	(172,200)

		(580,994)

Internet & Catalog Retail - (1.1)%
Expedia, Inc.	(339)	(39,246)
Netflix, Inc.	(1,053)	(94,802)
TripAdvisor, Inc.	(255)	(16,470)

		(150,518)

Internet Software & Services - (0.3)%
GrubHub, Inc.	(715)	(18,747)
LinkedIn Corp., Class A	(128)	(16,040)

		(34,787)

IT Services - (1.4)%
Automatic Data Processing, Inc.	(489)	(43,247)
Fiserv, Inc.	(163)	(15,929)
International Business Machines Corp.	(584)	(85,229)
Paychex, Inc.	(1,093)	(56,967)

		(201,372)

Leisure Products - (1.0)%
Hasbro, Inc.	(484)	(40,966)
Mattel, Inc.	(3,057)	(95,042)

		(136,008)

Machinery - (1.7)%
AGCO Corp.	(970)	(51,866)
Deere & Co.	(597)	(50,214)
Donaldson Co., Inc.	(1,727)	(56,438)
Flowserve Corp.	(849)	(41,440)
Illinois Tool Works, Inc., Class A	(433)	(45,257)

		(245,215)

Media - (3.9)%
AMC Networks, Inc., Class A	(930)	(60,664)
Cinemark Holdings, Inc.	(1,247)	(43,208)
Discovery Communications, Inc., Series A	(2,817)	(76,932)
Interpublic Group of Cos., Inc.	(1,634)	(37,484)
News Corp., Class A	(4,007)	(49,767)
Omnicom Group, Inc.	(1,134)	(94,088)
Regal Entertainment Group, Class A	(1,812)	(37,780)
Scripps Networks Interactive, Inc., Class A	(808)	(50,379)
Walt Disney, Co.	(965)	(99,646)

		(549,948)

Metals & Mining - (1.2)%
Alcoa, Inc.	(9,105)	(101,703)
Compass Minerals International, Inc.	(618)	(46,325)
Freeport-McMoRan, Inc.	(1,595)	(22,330)

		(170,358)

Multi-Utilities - (2.9)%
Consolidated Edison, Inc.	(1,427)	(106,454)
Dominion Resources, Inc.	(2,917)	(208,478)
DTE Energy Co.	(1,122)	(100,038)

		(414,970)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Multiline Retail - (0.6)%
Kohl’s Corp.	(1,233)	$ (54,622)
Target Corp.	(414)	(32,913)

		(87,535)

Oil, Gas & Consumable Fuels - (0.5)%
Apache Corp.	(306)	(16,647)
Cimarex Energy Co.	(177)	(19,272)
Devon Energy Corp., Class A	(643)	(22,299)
Exxon Mobil Corp.	(178)	(15,735)

		(73,953)

Paper & Forest Products - (0.1)%
Domtar Corp.	(352)	(13,601)

Personal Products - (0.3)%
Coty, Inc., Class A	(1,177)	(35,781)

Pharmaceuticals - (0.5)%
Johnson & Johnson	(660)	(73,973)

Professional Services - (0.2)%
Nielsen Holdings PLC	(559)	(29,146)

Real Estate Investment Trusts - (3.1)%
Crown Castle International Corp.	(132)	(11,468)
Digital Realty Trust, Inc.	(650)	(57,187)
Federal Realty Investment Trust	(434)	(66,003)
Four Corners Property Trust, Inc.	(216)	(3,828)
Healthcare Trust of America, Inc., Class A	(950)	(27,445)
Host Hotels & Resorts, Inc.	(1,769)	(27,986)
Medical Properties Trust, Inc.	(1,579)	(21,016)
UDR, Inc.	(370)	(12,920)
Ventas, Inc.	(2,665)	(165,550)
Welltower, Inc.	(668)	(46,373)

		(439,776)

Road & Rail - (1.6)%
Heartland Express, Inc.	(6,151)	(111,395)
Knight Transportation, Inc.	(1,939)	(51,519)
Werner Enterprises, Inc.	(2,559)	(64,845)

		(227,759)

Semiconductors & Semiconductor Equipment - (5.6)%
Intel Corp.	(6,193)	(187,524)
Linear Technology Corp.	(1,427)	(63,473)
Maxim Integrated Products, Inc., Class A	(771)	(27,540)
Microchip Technology, Inc.	(4,146)	(201,445)
Micron Technology, Inc.	(3,959)	(42,559)
NVIDIA Corp.	(1,108)	(39,367)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	(2,070)	$ (104,577)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(4,097)	(96,648)
Xilinx, Inc.	(713)	(30,716)

		(793,849)

Software - (0.9)%
Oracle Corp.	(1,963)	(78,245)
salesforce.com, Inc.	(381)	(28,880)
SAP SE, ADR	(283)	(22,249)

		(129,374)

Specialty Retail - (1.8)%
Abercrombie & Fitch Co., Class A	(1,240)	(33,145)
Bed Bath & Beyond, Inc.	(2,705)	(127,730)
CarMax, Inc.	(691)	(36,588)
DSW, Inc., Class A	(1,336)	(32,826)
Gap, Inc.	(768)	(17,802)

		(248,091)

Technology Hardware, Storage & Peripherals - (0.3)%
Apple, Inc.	(136)	(12,748)
SanDisk Corp.	(161)	(12,096)
Seagate Technology PLC	(1,036)	(22,554)

		(47,398)

Textiles, Apparel & Luxury Goods - (0.7)%
NIKE, Inc., Class B	(238)	(14,028)
Under Armour, Inc., Class A	(963)	(42,314)
Under Armour, Inc., Class C	(1,155)	(47,124)

		(103,466)

Trading Companies & Distributors - (0.5)%
Fastenal Co.	(451)	(21,102)
WW Grainger, Inc.	(202)	(47,373)

		(68,475)

Water Utilities - (0.1)%
Aqua America, Inc.	(417)	(13,202)

Total Common Stocks (Proceeds $9,484,008)		(10,111,864)

Total Securities Sold Short (Proceeds $9,484,008)		(10,111,864)

Net Other Assets (Liabilities) - 66.0%		9,321,435

Net Assets - 100.0%		$ 14,115,702

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$14,500,794	$—	$—	$14,500,794
Repurchase Agreement	—	405,337	—	405,337

Total Investments	$14,500,794	$405,337	$—	$14,906,131

LIABILITIES
Securities Sold Short
Common Stocks	$(10,111,864)	$—	$—	$(10,111,864)

Total Investments Sold Short	$(10,111,864)	$—	$—	$(10,111,864)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security has been segregated as collateral for open securities sold short transactions. The total value of all securities segregated as collateral for open securities sold short transactions is $3,342,374.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $12,981,029. Aggregate gross unrealized appreciation and depreciation for all securities is $2,103,305 and $178,203, respectively. Net unrealized appreciation for tax purposes is $1,925,102.
(E)	Cash in the amount of $9,293,730 has been segregated by the custodian as collateral for open securities sold short transactions.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Banks - 6.6%
Citizens Financial Group, Inc.	91,062	$ 2,080,767
Fifth Third Bancorp	182,928	3,349,411
First Republic Bank, Class A	30,117	2,117,827
Huntington Bancshares, Inc., Class A	104,863	1,054,922
M&T Bank Corp.	38,009	4,497,225
SunTrust Banks, Inc.	87,330	3,645,154
Zions Bancorporation (A)	28,215	776,477

		17,521,783

Beverages - 2.0%
Constellation Brands, Inc., Class A	14,833	2,314,838
Dr. Pepper Snapple Group, Inc.	32,931	2,993,757

		5,308,595

Building Products - 0.9%
Fortune Brands Home & Security, Inc. (A)	44,675	2,475,442

Capital Markets - 4.1%
Ameriprise Financial, Inc.	15,748	1,510,233
Invesco, Ltd.	68,579	2,126,635
Legg Mason, Inc.	30,503	979,451
Northern Trust Corp.	25,287	1,797,400
Raymond James Financial, Inc.	27,596	1,439,683
T. Rowe Price Group, Inc.	40,754	3,068,369

		10,921,771

Chemicals - 0.9%
Airgas, Inc.	4,097	583,577
Sherwin-Williams Co.	5,974	1,716,390

		2,299,967

Communications Equipment - 0.7%
CommScope Holding Co., Inc. (B)	61,151	1,859,602

Consumer Finance - 0.6%
Ally Financial, Inc. (B)	94,772	1,687,889

Containers & Packaging - 3.3%
Ball Corp.	38,106	2,720,006
Silgan Holdings, Inc.	57,519	2,918,514
WestRock Co.	77,191	3,230,444

		8,868,964

Distributors - 1.1%
Genuine Parts Co.	30,044	2,883,323

Electric Utilities - 3.6%
Edison International	39,287	2,777,984
Westar Energy, Inc., Class A	68,408	3,530,537
Xcel Energy, Inc.	86,203	3,450,706

		9,759,227

Electrical Equipment - 3.1%
AMETEK, Inc., Class A	51,214	2,462,881
Hubbell, Inc.	28,286	2,991,528
Regal Beloit Corp.	42,255	2,722,067

		8,176,476

Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp., Class A	46,417	2,591,461
Arrow Electronics, Inc. (B)	68,406	4,248,013

		6,839,474

Food & Staples Retailing - 1.8%
Kroger Co.	97,706	3,457,815
Rite Aid Corp. (B)	153,918	1,239,040

		4,696,855

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.7%
Hershey Co. (A)	9,742	$ 907,078
TreeHouse Foods, Inc. (B)	10,700	945,880

		1,852,958

Gas Utilities - 2.1%
National Fuel Gas Co. (A)	46,634	2,588,187
Questar Corp.	119,501	2,995,890

		5,584,077

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp., Class A	34,708	2,953,651
Cigna Corp.	19,938	2,762,210
Henry Schein, Inc. (A) (B)	12,647	2,133,549
Humana, Inc., Class A	16,253	2,877,919
Universal Health Services, Inc., Class B	14,700	1,965,096

		12,692,425

Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings, Inc.	87,580	1,931,139
Marriott International, Inc., Class A (A)	26,055	1,826,195

		3,757,334

Household Durables - 3.0%
Mohawk Industries, Inc. (B)	24,883	4,793,212
Newell Brands, Inc.	68,842	3,135,065

		7,928,277

Household Products - 0.4%
Energizer Holdings, Inc.	26,788	1,165,010

Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	32,964	3,359,032

Insurance - 7.8%
Alleghany Corp. (B)	3,071	1,600,851
Chubb, Ltd.	10,406	1,226,451
Hartford Financial Services Group, Inc.	71,301	3,164,338
Loews Corp.	108,509	4,305,637
Marsh & McLennan Cos., Inc.	57,862	3,653,985
Progressive Corp.	35,900	1,170,340
Unum Group	72,317	2,473,965
WR Berkley Corp.	13,718	768,208
XL Group PLC, Class A	77,645	2,541,321

		20,905,096

Internet & Catalog Retail - 1.4%
Expedia, Inc.	31,214	3,613,645

Internet Software & Services - 0.2%
Match Group, Inc. (A) (B)	54,600	622,440

IT Services - 1.2%
Jack Henry & Associates, Inc.	40,523	3,283,579

Machinery - 2.6%
IDEX Corp.	34,240	2,804,256
Rexnord Corp. (A) (B)	78,279	1,706,482
Snap-on, Inc.	16,138	2,570,461

		7,081,199

Media - 2.5%
CBS Corp., Class B	32,482	1,816,069
DISH Network Corp., Class A (B)	48,285	2,379,968
TEGNA, Inc.	78,295	1,828,971
Time, Inc. (A)	49,295	724,636

		6,749,644

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 4.0%
CenterPoint Energy, Inc.	150,172	$ 3,221,189
CMS Energy Corp.	74,414	3,027,162
Sempra Energy	17,102	1,767,492
WEC Energy Group, Inc. (A)	43,857	2,552,916

		10,568,759

Multiline Retail - 2.0%
Kohl’s Corp. (A)	75,565	3,347,529
Nordstrom, Inc. (A)	37,382	1,911,342

		5,258,871

Oil, Gas & Consumable Fuels - 6.8%
Columbia Pipeline Group, Inc.	177,445	4,546,141
Energen Corp. (A)	132,116	5,613,609
EQT Corp.	68,112	4,774,651
PBF Energy, Inc., Class A	50,912	1,638,348
Southwestern Energy Co. (B)	115,243	1,547,713

		18,120,462

Personal Products - 0.8%
Edgewell Personal Care Co.	27,088	2,223,112

Professional Services - 0.5%
Equifax, Inc.	11,448	1,376,622

Real Estate Investment Trusts - 10.6%
American Campus Communities, Inc.	42,981	1,923,400
American Homes 4 Rent, Class A	82,123	1,299,186
AvalonBay Communities, Inc.	15,603	2,758,454
Boston Properties, Inc.	19,503	2,513,156
Brixmor Property Group, Inc.	91,584	2,312,496
Essex Property Trust, Inc.	5,400	1,190,430
General Growth Properties, Inc.	59,756	1,674,961
HCP, Inc.	41,231	1,394,845
Kimco Realty Corp.	99,853	2,807,866
Outfront Media, Inc.	68,967	1,495,894
Rayonier, Inc. (A)	64,435	1,590,256
Regency Centers Corp.	23,089	1,701,659
Vornado Realty Trust, Class A	29,404	2,814,845
Weyerhaeuser Co.	67,957	2,182,779
WP Carey, Inc. (A)	12,100	739,189

		28,399,416

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc., Class A	43,457	2,447,498
KLA-Tencor Corp.	43,252	3,025,045
Xilinx, Inc.	25,175	1,084,539

		6,557,082

	Shares	Value
COMMON STOCKS (continued)
Software - 1.5%
Synopsys, Inc. (B)	86,660	$ 4,118,083

Specialty Retail - 4.6%
AutoZone, Inc. (B)	3,657	2,798,446
Bed Bath & Beyond, Inc. (A) (B)	46,056	2,174,764
Best Buy Co., Inc.	77,952	2,500,700
Gap, Inc., Class A (A)	106,715	2,473,654
Tiffany & Co. (A)	34,538	2,464,286

		12,411,850

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	26,692	2,551,755
VF Corp.	18,831	1,187,295

		3,739,050

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	34,770	2,694,675

Total Common Stocks (Cost $188,795,077)		257,362,066

SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	24,712,354	24,712,354

Total Securities Lending Collateral (Cost $24,712,354)		24,712,354

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $11,473,467 on 05/02/2016. Collateralized by U.S. Government Obligations, 1.63% -2.00%, due 11/30/2020, and with a total value of $11,705,775.	$ 11,473,439	11,473,439

Total Repurchase Agreement (Cost $11,473,439)		11,473,439

Total Investments (Cost $224,980,870) (D)		293,547,859
Net Other Assets (Liabilities) - (9.9)%		(26,348,987)

Net Assets - 100.0%		$ 267,198,872

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$257,362,066	$—	$—	$257,362,066
Securities Lending Collateral	24,712,354	—	—	24,712,354
Repurchase Agreement	—	11,473,439	—	11,473,439

Total Investments	$282,074,420	$11,473,439	$—	$293,547,859

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $24,165,487. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $224,980,870. Aggregate gross unrealized appreciation and depreciation for all securities is $74,656,215 and $6,089,226, respectively. Net unrealized appreciation for tax purposes is $68,566,989.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.7%
ABFC Trust
Series 2004-OPT4, Class A1,
1.06% (A), 04/25/2034	$ 314,012	$ 309,531
Series 2004-OPT5, Class A1,
1.14% (A), 06/25/2034	230,885	214,428
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE1, Class A1A, 0.64% (A), 02/25/2036	2,339,931	2,324,138
Amortizing Residential Collateral Trust Series 2002-BC4, Class A, 1.02% (A), 07/25/2032	3,806	3,541
Bear Stearns Asset-Backed Securities I Trust
Series 2006-HE1, Class 1M2,
0.87% (A), 12/25/2035	4,500,000	4,105,987
Series 2007-AQ1, Class A1,
0.55% (A), 04/25/2031	356,311	357,645
Bear Stearns Asset-Backed Securities Trust Series 2002-2, Class A1, 1.10% (A), 10/25/2032	7,493	7,073
C-BASS Trust Series 2007-CB1, Class AF1A, 0.51% (A), 01/25/2037	386,625	168,692
CIFC Funding, Ltd. Series 2012-1AR, Class A1R, 1.46% (A), 08/14/2024 (B)	4,400,000	4,371,277
Citigroup Mortgage Loan Trust Series 2007-FS1, Class 1A1, 4.57% (A), 10/25/2037 (B)	1,389,836	1,287,778
COA Summit CLO, Ltd. Series 2014-1A, Class A1, 1.98% (A), 04/20/2023 (B)	2,647,940	2,643,585
Countrywide Asset-Backed Certificates
Series 2006-2, Class M1,
0.84% (A), 06/25/2036	400,000	292,421
Series 2006-26, Class 1A,
0.58% (A), 06/25/2037	2,009,661	1,512,230
Series 2006-26, Class 2A3,
0.61% (A), 06/25/2037	4,472,012	4,231,180
CWABS Asset-Backed Certificates Trust Series 2005-17, Class MV1, 0.90% (A), 05/25/2036	1,500,000	1,222,336
Highlander Euro CDO III BV Series 2007-3X, Class A, 0.00% (A), 05/01/2023 (C)	EUR 1,253,191	1,401,834
Home Equity Asset Trust Series 2002-1, Class A4, 1.04% (A), 11/25/2032	$ 1,026	867
JPMorgan Mortgage Acquisition Trust Series 2007-CH3, Class A5, 0.70% (A), 03/25/2037	3,500,000	2,552,291
Malin CLO BV Series 2007-1X, Class VFNE, 0.10% (A), 05/07/2023 (C)	EUR 774,918	877,173
Merrill Lynch Mortgage Investors Trust Series 2006-FM1, Class A2C, 0.60% (A), 04/25/2037	$ 2,000,000	1,056,945

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 07/25/2047	$ 198,404	$ 149,324
Series 2007-3XS, Class 2A1A,
0.51% (A), 01/25/2047	14,085	13,984
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	250,354	174,004
National Collegiate Student Loan Trust Series 2005-1, Class A4, 0.68% (A), 11/27/2028	576,824	568,923
Nautique Funding, Ltd. Series 2006-1A, Class A1A, 0.88% (A), 04/15/2020 (B)	988,334	976,355
Navient Private Education Loan Trust Series 2015-CA, Class A, 1.93% (A), 01/16/2035 (B)	2,515,225	2,525,001
New Century Home Equity Loan Trust Series 2006-1, Class A2B, 0.62% (A), 05/25/2036	101,202	77,097
Option One Mortgage Loan Trust Series 2007-4, Class 2A4, 0.75% (A), 04/25/2037	5,281,571	3,122,665
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M2, 0.97% (A), 07/25/2035	500,000	449,690
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class M1, 0.83% (A), 02/25/2036	500,000	417,140
Race Point V CLO, Ltd. Series 2011-5AR, Class AR, 1.64% (A), 12/15/2022 (B)	3,448,607	3,448,624
Securitized Asset-Backed Receivables LLC Trust Series 2007-HE1, Class A2A, 0.50% (A), 12/25/2036	70,317	21,340
Specialty Underwriting & Residential Finance Trust Series 2004-BC2, Class M1, 1.26% (A), 05/25/2035	3,898,437	3,637,580
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	10,662	11,604
Series 2004-20C, Class 1,
4.34%, 03/01/2024	88,033	92,873
Venture VIII CDO, Ltd. Series 2007-8A, Class A2A, 0.86% (A), 07/22/2021 (B)	3,598,765	3,537,377
VOLT XXIX LLC Series 2014-NP10, Class A1, 3.38% (A), 10/25/2054 (B)	1,221,046	1,208,371
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M2, 0.92% (A), 12/25/2035	6,500,000	5,426,067
Wood Street CLO BV Series I, Class A, 0.23% (A), 11/22/2021 (C)	EUR 1,170,383	1,332,742

Total Asset-Backed Securities (Cost $54,276,213)		56,131,713

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 33.1%
Airlines - 0.2%
Latam Airlines Pass-Through Trust 4.20%, 08/15/2029 (B)	$ 1,500,000	$ 1,350,000

Automobiles - 0.3%
General Motors Financial Co., Inc. 4.38%, 09/25/2021	1,500,000	1,586,128
Volkswagen Group of America Finance LLC 1.65%, 05/22/2018 (B)	300,000	297,221

		1,883,349

Banks - 13.6%
Banco Santander Chile 1.53% (A), 04/11/2017 (B)	3,500,000	3,491,250
Bank of America Corp.
4.00%, 04/01/2024, MTN	800,000	840,391
5.65%, 05/01/2018, MTN	1,900,000	2,040,383
6.00%, 09/01/2017	1,000,000	1,056,524
6.40%, 08/28/2017, MTN	500,000	530,528
6.88%, 04/25/2018, MTN	3,300,000	3,618,681
7.63%, 06/01/2019, MTN	4,000,000	4,638,384
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,251,000
10.18%, 06/12/2021 (B)	1,840,000	2,341,258
Barclays PLC 6.50% (A), 09/15/2019 (D)	EUR 800,000	847,337
CIT Group, Inc.
3.88%, 02/19/2019	$ 2,100,000	2,110,500
6.63%, 04/01/2018 (B)	3,226,000	3,399,398
Citigroup, Inc.
2.01% (A), 03/30/2021 (E)	300,000	302,259
3.70%, 01/12/2026	3,000,000	3,093,141
Cooperatieve Rabobank UA
6.88%, 03/19/2020, MTN (C)	EUR 3,300,000	4,490,956
11.00% (A), 06/30/2019 (B) (D)	$ 2,978,000	3,629,437
Credit Agricole SA 7.88% (A), 01/23/2024 (B) (D)	700,000	672,358
Discover Bank 2.60%, 11/13/2018	1,400,000	1,413,789
HSBC Capital Funding, LP 10.18% (A), 06/30/2030 (B) (D)	150,000	220,313
Intesa Sanpaolo SpA 2.38%, 01/13/2017	2,021,000	2,030,115
JPMorgan Chase & Co.
1.14% (A), 02/15/2017	5,100,000	5,101,749
5.00% (A), 07/01/2019 (D)	700,000	673,820
6.30%, 04/23/2019	900,000	1,014,134
7.90% (A), 04/30/2018 (D)	1,000,000	1,005,625
KBC Bank NV 8.00% (A), 01/25/2023 (C)	2,000,000	2,170,500
Lloyds Bank PLC 12.00% (A), 12/16/2024 (B) (D)	3,400,000	4,466,750
Lloyds Banking Group PLC 7.63% (A), 06/27/2023 (C) (D)	GBP 700,000	1,013,705
National Australia Bank, Ltd. 2.25%, 03/16/2021 (B) (E)	$ 1,400,000	1,421,500
Novo Banco SA 5.00%, 04/04/2019, MTN	EUR 584,000	428,632
Nykredit Realkredit A/S 2.00%, 04/01/2017	DKK 57,500,000	9,012,878

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Canada 2.30%, 03/22/2021	$ 1,400,000	$ 1,423,474
Royal Bank of Scotland Group PLC 6.99% (A), 10/05/2017 (B) (D)	1,300,000	1,410,500
Wells Fargo & Co. 7.98% (A), 03/15/2018 (D)	4,800,000	4,992,000

		79,153,269

Biotechnology - 1.3%
AbbVie, Inc. 1.80%, 05/14/2018	1,500,000	1,510,434
Amgen, Inc. 1.00% (A), 05/22/2017	5,800,000	5,787,629

		7,298,063

Capital Markets - 2.9%
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020 (B)	1,400,000	1,402,388
3.75%, 03/26/2025	1,600,000	1,562,016
Goldman Sachs Group, Inc.
1.72% (A), 11/15/2018, MTN	1,300,000	1,303,245
1.83% (A), 09/15/2020	1,600,000	1,592,701
Morgan Stanley
5.95%, 12/28/2017, MTN	4,900,000	5,234,063
6.63%, 04/01/2018, MTN	2,000,000	2,181,752
UBS AG
1.20% (A), 06/01/2017	400,000	400,097
7.63%, 08/17/2022	600,000	690,750
UBS Group Funding Jersey, Ltd. 3.00%, 04/15/2021 (B) (F)	2,200,000	2,206,943

		16,573,955

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd. 6.63%, 10/01/2023 (B)	2,346,240	301,492

Consumer Finance - 3.2%
Ally Financial, Inc. 2.75%, 01/30/2017	4,800,000	4,794,000
American Express Credit Corp. 2.60%, 09/14/2020, MTN	2,500,000	2,561,130
Ford Motor Credit Co. LLC
1.41% (A), 01/17/2017, MTN	5,400,000	5,393,985
2.60%, 11/04/2019	600,000	607,789
Navient Corp. 4.88%, 06/17/2019, MTN	4,000,000	3,832,000
Springleaf Finance Corp. 8.25%, 12/15/2020	1,200,000	1,237,500

		18,426,404

Diversified Consumer Services - 1.0%
President and Fellows of Harvard College 6.50%, 01/15/2039 (B)	3,800,000	5,538,124

Diversified Financial Services - 1.7%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	900,000	961,492
7.25%, 02/01/2018	2,100,000	2,300,182
LeasePlan Corp. NV 2.88%, 01/22/2019 (B)	1,500,000	1,493,202

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Tayarra, Ltd. 3.63%, 02/15/2022	$ 4,833,543	$ 5,117,780

		9,872,656

Diversified Telecommunication Services - 2.0%
AT&T, Inc. 2.80%, 02/17/2021	2,000,000	2,045,852
Verizon Communications, Inc.
1.04% (A), 06/09/2017	3,800,000	3,802,812
2.38% (A), 09/14/2018	4,500,000	4,619,655
3.65%, 09/14/2018	1,200,000	1,263,644

		11,731,963

Electric Utilities - 0.7%
Korea Hydro & Nuclear Power Co., Ltd. 1.40% (A), 05/22/2017 (B)	4,300,000	4,296,612

Energy Equipment & Services - 0.3%
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	1,000,000	980,941
5.88%, 03/01/2022	1,000,000	1,021,905

		2,002,846

Food Products - 0.3%
ConAgra Foods, Inc. 1.00% (A), 07/21/2016	1,700,000	1,699,905

Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. 3.38%, 05/15/2022	1,600,000	1,641,142

Hotels, Restaurants & Leisure - 0.2%
MGM Resorts International 7.63%, 01/15/2017 (E)	1,000,000	1,037,500

Household Durables - 0.0% (G)
Urbi Desarrollos Urbanos SAB de CV 9.50%, 01/21/2020 (B) (F) (H)	400,000	2,000

Independent Power & Renewable Electricity Producers - 0.6%
Dynegy, Inc.
6.75%, 11/01/2019	2,300,000	2,319,550
7.38%, 11/01/2022	900,000	889,002
7.63%, 11/01/2024 (E)	400,000	391,000

		3,599,552

Internet Software & Services - 0.2%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024	1,000,000	1,011,863

Oil, Gas & Consumable Fuels - 1.6%
Enterprise Products Operating LLC 3.70%, 02/15/2026 (E)	550,000	559,416
Kinder Morgan, Inc.
5.63%, 11/15/2023 (B)	1,400,000	1,447,020
6.50%, 09/15/2020	800,000	870,773
Petrobras Global Finance BV
2.24% (A), 05/20/2016	400,000	399,700
3.00% (A), 03/17/2017	1,100,000	1,071,400
3.50%, 02/06/2017	100,000	99,015
3.52% (A), 03/17/2020	2,100,000	1,718,745
6.75%, 01/27/2041	800,000	625,760
6.85%, 06/05/2115	500,000	370,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp. 4.90%, 02/15/2045	$ 1,000,000	$ 819,649
Williams Partners, LP 3.60%, 03/15/2022	1,700,000	1,534,789

		9,516,267

Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 3.50%, 11/15/2024, MTN	1,595,000	1,663,937
Simon Property Group, LP 2.50%, 09/01/2020	2,500,000	2,560,330

		4,224,267

Road & Rail - 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/2017 (F)	EUR 700,000	734,407
5.01%, 12/27/2017 (C) (F)	100,000	102,911

		837,318

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 2.85%, 05/06/2021	$ 400,000	420,354

Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
5.75%, 05/15/2016	800,000	800,504
7.13%, 09/01/2018 (B)	4,200,000	4,607,400

		5,407,904

Wireless Telecommunication Services - 0.8%
Sprint Communications, Inc. 9.13%, 03/01/2017	4,300,000	4,434,375

Total Corporate Debt Securities (Cost $190,578,158)		192,261,180

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Brazil - 0.1%
Banco Nacional de Desenvolvimento Economico e Social 3.38%, 09/26/2016 (B)	300,000	299,625

Cyprus - 0.1%
Cyprus Government International Bond 3.88%, 05/06/2022, MTN (C)	EUR 900,000	1,045,231

Mexico - 1.0%
Mexico Bonos
8.50%, 12/13/2018	MXN 40,000,000	2,545,482
Series M,
8.00%, 06/11/2020	50,300,000	3,237,985

		5,783,467

Total Foreign Government Obligations (Cost $6,994,798)		7,128,323

LOAN ASSIGNMENTS - 0.4%
Automobiles - 0.1%
FCA US LLC Term Loan B, 3.50% (A), 05/24/2017	$ 734,699	734,174

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. Term Loan F, 3.75% (A), 12/31/2018	$ 1,485,497	$ 1,476,213

Total Loan Assignments (Cost $2,221,688)		2,210,387

MORTGAGE-BACKED SECURITIES - 8.8%
Alternative Loan Trust
Series 2005, Class J12-2A1,
0.71% (A), 08/25/2035	1,717,806	1,122,802
Series 2005-81, Class A1,
0.72% (A), 02/25/2037	453,395	349,369
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	207,359	191,829
Series 2006-J8, Class A2,
6.00%, 02/25/2037	219,767	166,276
Series 2006-OA12, Class A1B,
0.63% (A), 09/20/2046	1,326,260	1,105,244
Series 2006-OA17, Class 1A1A,
0.63% (A), 12/20/2046	1,686,445	1,250,394
Series 2007-2CB, Class 1A13,
5.75% (A), 03/25/2037	339,518	297,233
Series 2007-HY4, Class 1A1,
2.87% (A), 06/25/2037	858,866	736,353
Series 2007-OA6, Class A1B,
0.64% (A), 06/25/2037	691,100	584,793
American Home Mortgage Assets Trust Series 2006-4, Class 1A12, 0.65% (A), 10/25/2046	1,323,944	827,304
Banc of America Funding Trust
Series 2005-D, Class A1,
2.87% (A), 05/25/2035	314,252	320,394
Series 2006-J, Class 4A1,
3.03% (A), 01/20/2047	49,688	41,580
Banc of America Funding, Ltd. Series 2012-R5, Class A, 0.70% (A), 10/03/2039 (B)	648,925	646,529
Banc of America Merrill Lynch Large Loan, Inc. Series 2016-ASHF, Class A, 2.33% (A), 03/15/2028 (B)	1,400,000	1,413,329
BBCMS Trust Series 2015-STP, Class A, 3.32%, 09/10/2028 (B)	3,000,000	3,098,044
Bear Stearns Alt-A Trust Series 2006-6, Class 32A1, 2.74% (A), 11/25/2036	265,284	180,245
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.66% (A), 08/25/2033	332,029	329,906
Series 2003-8, Class 2A1,
2.97% (A), 01/25/2034	7,164	7,232
Series 2003-8, Class 4A1,
2.89% (A), 01/25/2034	77,044	76,558
Series 2005-2, Class A2,
2.92% (A), 03/25/2035	175,062	176,181
Series 2005-5, Class A2,
2.46% (A), 08/25/2035	95,999	95,598

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2006-4, Class 1A1,
3.00% (A), 10/25/2036	$ 111,578	$ 93,169
Bear Stearns Structured Products, Inc. Trust Series 2007-R6, Class 1A1, 2.80% (A), 01/26/2036	196,733	150,565
Berica 8 Residential MBS Srl Series 2008, Class A, 0.07% (A), 03/31/2048 (C)	EUR 3,428,564	3,847,628
Berica ABS Srl Series 2011-1, Class A1, 0.06% (A), 12/31/2055 (C)	1,893,312	2,153,534
CD Mortgage Trust Series 2007-CD5, Class A4, 5.89% (A), 11/15/2044	$ 143,109	149,212
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3A, Class A1, 0.69% (A), 08/25/2035 (B)	112,641	99,649
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
2.72% (A), 10/19/2032	8,920	7,238
Series 2004-12, Class 12A1,
2.75% (A), 08/25/2034	168,723	144,612
Citigroup Commercial Mortgage Trust Series 2015-SHP2, Class A, 1.71% (A), 07/15/2027 (B)	1,800,000	1,780,773
Citigroup Mortgage Loan Trust Series 2005-6, Class A2, 2.76% (A), 09/25/2035	116,076	114,835
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
1.05% (A), 03/25/2032 (B)	279	257
Series 2003-AR15, Class 2A1,
2.39% (A), 06/25/2033	409,626	398,773
Series 2003-AR28, Class 2A1,
2.63% (A), 12/25/2033	3,123,959	3,025,047
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 2A3, 5.50%, 12/25/2035	418,392	345,332
First Horizon Alternative Mortgage Securities Trust Series 2007-FA4, Class 1A8, 6.25%, 08/25/2037	212,939	164,699
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 2.73% (A), 08/25/2035	33,560	29,279
GS Mortgage Securities Trust Series 2016-RENT, Class A, 3.20%, 02/10/2029 (B)	1,400,000	1,450,368
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 3.18% (A), 09/25/2035	52,164	52,354
HarborView Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.63% (A), 01/19/2038	648,691	515,876

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust (continued)
Series 2006-6, Class 5A1A,
4.30% (A), 08/19/2036	$ 166,619	$ 147,312
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2005-AR11, Class A3, 2.71% (A), 08/25/2035	1,494,243	1,205,691
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3, 5.87% (A), 09/15/2045	1,395,145	1,468,590
Ludgate Funding PLC Series 2007-1, Class A2A, 0.75% (A), 01/01/2061 (C)	GBP 1,962,011	2,530,901
Luminent Mortgage Trust Series 2006-6, Class A1, 0.64% (A), 10/25/2046	$ 361,676	305,026
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 0.84% (A), 03/25/2036	103,932	22,466
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A,
1.43% (A), 10/25/2035	16,994	16,009
Series 2005-3, Class 4A,
0.69% (A), 11/25/2035	15,801	14,699
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A4, 5.45% (A), 02/12/2044	2,160,000	2,198,421
RALI Trust Series 2008-QR1, Class 1A1, 1.84% (A), 08/25/2036	1,093,343	878,060
RBSSP Resecuritization Trust Series 2009-6, Class 2A1, 2.63% (A), 01/26/2036 (B) (F)	2,956,153	2,979,312
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	223,270	213,885
Series 2005-R2, Class 1AF1,
0.78% (A), 06/25/2035 (B)	575,393	508,437
RFMSI Trust Series 2003-S9, Class A1, 6.50%, 03/25/2032	1,066	1,098
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 0.78% (A), 06/12/2044 (C)	2,489,542	2,236,306
Selkirk No. 1, Ltd. Series 2001, Class A, 1.33%, 02/20/2041 (B)	481,510	480,713
Sequoia Mortgage Trust
Series 2004-11, Class A2,
1.25% (A), 12/20/2034	1,498,069	1,425,151
Series 2007-1, Class 1A1,
2.52% (A), 01/20/2047	349,044	281,619
Series 2010, Class 2A1,
0.82% (A), 10/20/2027	12,551	11,735
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.77% (A), 09/25/2034	407,895	401,576
Series 2004-19, Class 2A1,
1.75% (A), 01/25/2035	145,053	113,856

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
0.69% (A), 07/19/2035	$ 27,013	$ 23,962
Series 2005-AR5, Class A2,
0.69% (A), 07/19/2035	29,451	28,431
Series 2005-AR5, Class A3,
0.69% (A), 07/19/2035	61,623	59,274
Series 2005-AR8, Class A1A,
0.72% (A), 02/25/2036	359,325	290,455
Series 2006-AR3, Class 12A1,
0.66% (A), 05/25/2036	434,749	318,727
Series 2006-AR6, Class 2A1,
0.63% (A), 07/25/2046	1,616,720	1,254,920
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1.10% (A), 09/19/2032	8,546	8,281
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Class 2A1, 2.48% (A), 06/25/2033	436,648	424,218
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A,
1.74% (A), 08/25/2042	5,468	5,173
Series 2003-AR9, Class 2A,
2.56% (A), 09/25/2033	474,731	471,305
Series 2006-AR19, Class 1A,
1.12% (A), 01/25/2047	661,339	506,480
Series 2006-AR19, Class 1A1A,
1.11% (A), 01/25/2047	574,892	513,360
Series 2006-AR9, Class 2A,
2.17% (A), 08/25/2046	359,723	315,960
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
2.84% (A), 01/25/2035	86,110	86,520
Series 2005-AR2, Class 1A1,
2.87% (A), 03/25/2035	1,424,667	1,421,170
Series 2006-AR4, Class 2A6,
3.19% (A), 04/25/2036	34,082	5,172
Series 2006-AR8, Class 2A4,
2.79% (A), 04/25/2036	168,144	163,341

Total Mortgage-Backed Securities (Cost $50,993,581)		50,878,005

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.5%
California - 1.3%
Bay Area Toll Authority, Revenue Bonds Series S3, 6.91%, 10/01/2050	3,600,000	5,350,716
State of California, General Obligation Unlimited
7.50%, 04/01/2034	300,000	448,380
7.60%, 11/01/2040	1,300,000	2,051,868

		7,850,964

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.4%
City of Chicago, General Obligation Unlimited Series B, 7.75%, 01/01/2042	$ 1,000,000	$ 998,530
State of Illinois, General Obligation Unlimited 6.63%, 02/01/2035	1,500,000	1,617,975

		2,616,505

New Jersey - 0.0% (G)
New Jersey Turnpike Authority, Revenue Bonds Series F, 7.41%, 01/01/2040	100,000	151,959

New York - 0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds 4.73%, 11/01/2023	100,000	114,329
Port Authority of New York & New Jersey, Revenue Bonds 4.46%, 10/01/2062	2,850,000	3,108,039

		3,222,368

West Virginia - 0.2%
Tobacco Settlement Finance Authority, Revenue Bonds Series A, 7.47%, 06/01/2047	1,015,000	942,072

Total Municipal Government Obligations (Cost $13,682,946)		14,783,868

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.3%
Federal Home Loan Mortgage Corp.
2.09% (A), 09/01/2035	27,414	28,839
2.58% (A), 01/01/2036	1,656,838	1,746,320
2.59% (A), 11/01/2033	51,389	54,611
2.62% (A), 09/01/2035	286,789	304,209
2.87% (A), 03/01/2034	68,979	72,673
2.93% (A), 03/01/2034	75,831	80,317
3.50%, TBA (I) (J) (K)	7,000,000	7,317,873
4.00%, TBA (I) (J) (K)	2,000,000	2,135,625
4.50%, 08/01/2025 - 05/01/2037	56,238	61,261
4.50%, TBA (I) (J) (K)	7,000,000	7,612,904
Federal Home Loan Mortgage Corp. REMIC 6.50%, 04/15/2029	2,005	2,292
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.55% (A), 10/25/2044	247,245	251,353
1.75% (A), 07/25/2044	245,328	248,170
6.50%, 07/25/2043	12,165	14,407
Federal National Mortgage Association
0.79% (A), 09/25/2042	217,000	215,882
1.55% (A), 03/01/2044 - 10/01/2044	817,460	833,602
2.11% (A), 07/01/2035	166,392	175,726
2.29% (A), 09/01/2035	356,831	371,058
2.44% (A), 01/01/2026	2,124	2,141
2.54% (A), 01/01/2028	21,787	23,067

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.63% (A), 11/01/2033	$ 92,306	$ 98,289
2.80% (A), 03/01/2034	131,009	136,764
3.00%, TBA (I) (J) (K)	12,000,000	12,301,405
3.50%, TBA (I) (J) (K)	51,000,000	53,370,320
3.50%, 02/01/2027	208,121	220,770
4.00%, TBA (I) (J) (K)	64,000,000	68,288,742
4.50%, 11/01/2018 - 12/01/2024	424,226	453,220
4.50%, TBA (I) (J) (K)	15,000,000	16,317,768
5.00%, 08/01/2020 - 01/01/2030	1,374,481	1,515,806
5.00%, TBA (I) (J) (K)	8,000,000	8,774,616
6.00%, 07/01/2035 - 06/01/2040	2,481,279	2,830,434
Federal National Mortgage Association REMIC
0.54% (A), 01/25/2021	6,518	6,517
6.30%, 10/17/2038	143,815	148,980
Federal National Mortgage Association REMIC, Interest Only STRIPS 6.66% (A), 07/25/2034	680,294	138,448
Government National Mortgage Association
1.04% (A), 08/20/2065 - 09/20/2065	2,971,193	2,914,957
1.44% (A), 12/20/2065	6,187,823	6,217,527
1.75% (A), 05/20/2024	24,590	25,335
3.00%, TBA (I) (J) (K)	1,000,000	1,033,964
3.50%, TBA (I) (J) (K)	3,000,000	3,165,509
4.00%, TBA (I) (J) (K)	5,000,000	5,337,372
Government National Mortgage Association, Interest Only STRIPS
6.12% (A), 04/16/2033 - 10/16/2033	610,898	123,213
6.16% (A), 08/16/2033 - 09/20/2034	1,619,331	353,315

Total U.S. Government Agency Obligations (Cost $204,306,010)		205,325,601

U.S. GOVERNMENT OBLIGATIONS - 40.6%
U.S. Treasury Bond
2.50%, 02/15/2045 (E) (L)	1,800,000	1,738,969
2.50%, 02/15/2046 (L)	3,400,000	3,285,383
2.75%, 08/15/2042	5,800,000	5,946,583
2.75%, 11/15/2042 (L)	13,800,000	14,116,434
2.88%, 05/15/2043 (E)	1,900,000	1,987,282
2.88%, 08/15/2045 (L)	11,800,000	12,312,096
3.00%, 05/15/2042 - 05/15/2045	7,100,000	7,630,089
3.00%, 11/15/2044 (E)	400,000	428,109
3.13%, 02/15/2043	500,000	549,434
3.13%, 08/15/2044 (I) (L)	20,900,000	22,925,503
3.38%, 05/15/2044 (L) (M)	10,200,000	11,723,227
4.25%, 05/15/2039	3,700,000	4,858,707
4.38%, 11/15/2039 - 05/15/2040	7,200,000	9,620,232
4.50%, 08/15/2039	2,900,000	3,942,866
4.63%, 02/15/2040	700,000	967,996
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	104,932	102,227
0.75%, 02/15/2045 (L)	3,524,115	3,425,549
1.00%, 02/15/2046 (E)	400,272	419,223
1.38%, 02/15/2044	406,944	457,112
1.75%, 01/15/2028	8,714,706	10,149,792
2.00%, 01/15/2026	10,154,270	11,932,719
2.38%, 01/15/2025 - 01/15/2027 (L)	25,769,472	30,960,710
2.50%, 01/15/2029 (L)	15,240,030	19,220,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 (E) (N) (O)	$ 2,192,211	$ 2,212,564
0.13%, 07/15/2022	2,268,310	2,311,519
0.38%, 07/15/2023 (O)	8,762,110	9,046,765
0.38%, 07/15/2025	2,699,541	2,772,196
0.63%, 01/15/2026 (L)	3,193,184	3,353,383
U.S. Treasury Note
1.75%, 09/30/2022	1,800,000	1,822,781
2.25%, 11/15/2024 (L) (O)	25,100,000	26,101,063
2.38%, 08/15/2024	4,500,000	4,726,404
2.50%, 05/15/2024 (L) (M)	1,900,000	2,014,891
2.75%, 02/15/2024	2,900,000	3,130,188

Total U.S. Government Obligations (Cost $227,116,070)		236,192,691

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Federal Home Loan Bank Discount Notes
0.25% (P), 05/25/2016	2,300,000	2,299,617
0.26% (P), 05/20/2016	300,000	299,962

Total Short-Term U.S. Government Agency Obligations (Cost $2,599,576)		2,599,579

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0%
Put - 5-Year U.S. Treasury Note Futures Exercise Price $113 Expiration Date 05/20/2016	1,247	—	(Q)

Total Exchange-Traded Options Purchased (Cost $10,674)		—	(Q)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (R)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 2.10% Expiration Date 01/30/2018, JPM	6,600,000	121,667
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 1.15% Expiration Date 07/05/2016, GSC	52,000,000	681
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 1.25% Expiration Date 07/05/2016, GSC	126,500,000	517
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 1.25% Expiration Date 07/05/2016, CITI	79,800,000	326
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 1.25% Expiration Date 07/05/2016, NGFP	7,400,000	210

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 1.25% Expiration Date 07/05/2016, MSC	19,500,000	$ 553
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 2.58% Expiration Date 05/12/2016, MSC	3,100,000	0	(S)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 2.58% Expiration Date 05/23/2016, MSC	7,100,000	2
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 2.91% Expiration Date 08/20/2018, MSC	2,900,000	182,650
Put - Receives Floating Rate Index 3-Month USD-LIBOR (F) Exercise Rate 2.94% Expiration Date 08/20/2018, GSC	900,000	55,038

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $869,665)		361,644

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (P)	6,924,512	6,924,512

Total Securities Lending Collateral (Cost $6,924,512)		6,924,512

	Principal	Value
REPURCHASE AGREEMENTS - 0.6%
Nomura Securities International, Inc. 0.42% (P), dated 04/29/2016, to be repurchased at $800,028 on 05/02/2016. Collateralized by a U.S. Government Obligation, 2.50%, due 08/15/2023, and with a value of $817,733.	$ 800,000	800,000
State Street Bank & Trust Co. 0.03% (P), dated 04/29/2016, to be repurchased at $2,527,770 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $2,581,813.	2,527,763	2,527,763

Total Repurchase Agreements (Cost $3,327,763)		3,327,763

Total Investments (Cost $763,901,654) (T)		778,125,266
Net Other Assets (Liabilities) - (33.9)%		(197,146,704)

Net Assets - 100.0%		$ 580,978,562

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (1.0)%

Credit Agricole Bank 0.60% (P), dated 03/24/2016, to be repurchased at $(2,740,009) on 05/18/2016. Collateralized by a U.S. Government Obligation, 2.50%, due 01/15/2029, and with a value of $(2,805,952).

	$ (2,737,500)	$ (2,737,500)
JPMorgan Securities LLC 0.41% (P), dated 04/25/2016, to be repurchased at $(3,277,272) on 05/09/2016. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2046, and with a value of $(3,303,262).	(3,276,750)	(3,276,750)

Total Reverse Repurchase Agreements (Cost $6,014,250)		$ (6,014,250)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (R)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD	JPM	EUR	1.13	05/04/2016	EUR	3,600,000	$(25,856)	$(69,780)
Call - USD vs. MXN (F)	HSBC	USD	18.15	05/19/2016	USD	3,000,000	(27,900)	(1,929)
Call - USD vs. MXN	JPM	USD	18.30	05/03/2016	USD	1,800,000	(27,220)	(2)
Call - USD vs. MXN	JPM	USD	18.30	05/05/2016	USD	2,000,000	(24,400)	(2)
Call - USD vs. MXN (F)	JPM	USD	18.40	06/09/2016	USD	1,500,000	(18,787)	(2,653)
Call - USD vs. RUB (F)	HSBC	USD	87.00	12/08/2016	USD	1,400,000	(60,165)	(20,488)

Total							$(184,328)	$(94,854)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (R)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.10%	01/30/2018	USD	6,600,000	$(34,320)	$(32,037)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.60	01/30/2018	USD	6,600,000	(59,730)	(72,442)
Call - 10-Year	CITI	6-Month EUR-EURIBOR	Receive	0.45	06/15/2016	EUR	3,500,000	(11,862)	(1,656)
Call - 10-Year	GSC	6-Month EUR-EURIBOR	Receive	0.45	06/15/2016	EUR	700,000	(2,684)	(331)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/12/2016	USD	29,100,000	(98,021)	(0	)(S)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/23/2016	USD	67,700,000	(211,553)	(1)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	13,000,000	(290,081)	(138,278)
Put - 5-Year	GSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	4,100,000	(91,318)	(43,611)
Put - 10-Year	CITI	6-Month EUR-EURIBOR	Pay	0.95	06/15/2016	EUR	3,500,000	(14,098)	(4,761)
Put - 10-Year	GSC	6-Month EUR-EURIBOR	Pay	0.95	06/15/2016	EUR	700,000	(2,528)	(952)

Total								$(816,195)	$(294,069)

CENTRALLY CLEARED SWAP AGREEMENTS: (U) (V)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	12/16/2019	USD	9,000,000	$(347,570)	$(176,869)	$(170,701)
3-Month USD-LIBOR	2.00	12/16/2019	USD	4,400,000	(169,481)	(16,416)	(153,065)
3-Month USD-LIBOR	2.00	06/15/2021	USD	21,800,000	(767,433)	(723,924)	(43,509)
3-Month USD-LIBOR	2.00	06/15/2021	USD	1,800,000	(61,943)	(56,706)	(5,237)
3-Month USD-LIBOR	2.25	12/16/2022	USD	31,200,000	(1,889,280)	57,482	(1,946,762)
3-Month USD-LIBOR	2.25	06/15/2026	USD	11,600,000	(577,032)	5,763	(582,795)
3-Month USD-LIBOR	2.35	08/05/2025	USD	7,200,000	(459,144)	—	(459,144)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (U) (V)

Interest Rate Swap Agreements - Fixed Rate Payable (continued)
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.50%	12/16/2025	USD	6,300,000	$(367,432)	$4,463	$(371,895)
3-Month USD-LIBOR	2.50	06/15/2046	USD	800,000	(54,809)	(2,963)	(51,846)
3-Month USD-LIBOR	2.50	06/15/2046	USD	2,600,000	(158,328)	(111,103)	(47,225)
3-Month USD-LIBOR	2.75	12/16/2045	USD	53,100,000	(6,930,183)	2,601,295	(9,531,478)
6-Month GBP-LIBOR	1.00	06/15/2018	GBP	8,600,000	(26,518)	25,627	(52,145)
6-Month GBP-LIBOR	1.25	09/21/2018	GBP	14,100,000	(125,516)	(56,127)	(69,389)
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	8,400,000	(166,965)	(11,085)	(155,880)
6-Month GBP-LIBOR	1.50	09/21/2018	GBP	5,000,000	(80,733)	(6,837)	(73,896)
6-Month USD-LIBOR	1.00	09/21/2018	GBP	37,000,000	(61,316)	(80,768)	19,452
1-Year OIS Federal Funds Rate	0.50	06/17/2016	USD	12,300,000	(61,361)	(1,452)	(59,909)
MXN TIIE Banxico	4.14	06/09/2016	MXN	339,000,000	(4,770)	—	(4,770)
MXN TIIE Banxico	4.15	06/14/2016	MXN	65,000,000	(929)	—	(929)

Total					$(12,310,743)	$1,450,380	$(13,761,123)

Interest Rate Swap Agreements - Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MXN TIIE Banxico	4.06%	08/24/2016	MXN	600,700,000	$(14,716)	$22,875	$(37,591)
MXN TIIE Banxico	4.39	07/28/2017	MXN	46,900,000	(3,288)	—	(3,288)
MXN TIIE Banxico	5.01	10/10/2019	MXN	7,400,000	328	3,917	(3,589)
MXN TIIE Banxico	5.27	02/05/2020	MXN	46,600,000	22,261	(8,411)	30,672
MXN TIIE Banxico	5.31	10/22/2020	MXN	26,900,000	6,394	4,445	1,949
MXN TIIE Banxico	5.38	01/07/2022	MXN	28,500,000	(9,019)	5,218	(14,237)
MXN TIIE Banxico	5.43	11/17/2021	MXN	438,300,000	(28,943)	(623,332)	594,389
MXN TIIE Banxico	5.50	09/22/2020	MXN	52,500,000	38,219	—	38,219
MXN TIIE Banxico	5.54	06/11/2020	MXN	26,200,000	23,652	16,303	7,349
MXN TIIE Banxico	5.62	06/02/2020	MXN	28,800,000	32,033	14,891	17,142
MXN TIIE Banxico	5.83	01/12/2023	MXN	77,400,000	38,935	34,658	4,277
MXN TIIE Banxico	6.00	06/07/2022	MXN	30,200,000	41,103	18,215	22,888
MXN TIIE Banxico	6.96	07/27/2020	MXN	65,200,000	273,746	227,722	46,024

Total					$420,705	$(283,499)	$704,204

OVER-THE-COUNTER SWAP AGREEMENTS: (R)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (W)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at April 30, 2016 (X)	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 12.25%, 03/06/2030	MSC	1.00%	09/20/2016	0.61%	USD	3,600,000	$3,826	$(6,160)	$9,986
Japan Government International Bond, 2.00%, 03/21/2022	DUB	1.00	09/20/2016	0.03	USD	1,900,000	9,078	4,800	4,278
MetLife, Inc., 4.75%, 02/08/2021	CITI	1.00	12/20/2020	1.11	USD	500,000	(1,860)	547	(2,407)
MetLife, Inc., 4.75%, 02/08/2021	GSC	1.00	06/20/2021	1.24	USD	1,000,000	(10,848)	(16,719)	5,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (R)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (continued) (W)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at April 30, 2016 (X)	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00%	12/20/2019	1.21%	USD	2,100,000	$(13,029)	$8,679	$(21,708)
Mexico Government International Bond, 5.95%, 03/19/2019	DUB	1.00	12/20/2020	1.48	USD	2,400,000	(49,356)	(83,855)	34,499
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	12/20/2020	1.48	USD	2,900,000	(59,639)	(109,714)	50,075
Mexico Government International Bond, 7.50%, 04/08/2033	DUB	1.00	09/20/2016	0.35	USD	2,600,000	7,905	1,301	6,604
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSC	1.00	12/20/2019	7.14	USD	1,900,000	(366,671)	(143,808)	(222,863)
Tesco PLC, 6.00%, 12/14/2029	CITI	1.00	12/20/2020	2.32	EUR	1,200,000	(78,496)	(102,979)	24,483
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	03/20/2017	0.46	EUR	800,000	5,142	4,762	380
Volkswagen International Finance NV, 5.38%, 05/22/2018	BNP	1.00	12/20/2017	0.62	EUR	1,500,000	12,601	(21,788)	34,389

Total							$(541,347)	$(464,934)	$(76,413)

Credit Default Swap Agreements on Credit Indices - Sell Protection (W)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (Y)		Fair Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	DUB	0.50%	10/17/2057	USD	3,000,000	$(121,040)	$(205,056)	$84,016
North America CMBS Basket Index - Series AAA8	GSC	0.50	10/17/2057	USD	2,900,000	(117,005)	(150,721)	33,716

Total						$(238,045)	$(355,777)	$117,732

Volatility Swap Agreements
Reference Entity	Counterparty	Pay/Receive	Volatility Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
USD versus BRL 3-Month Implied Volatility (F)	GSC	Receive	23.25%	07/13/2016	6,000	$16,526	$—	$16,526
USD versus BRL 3-Month Implied Volatility (F)	GSC	Receive	23.00	07/06/2016	2,000	5,792	—	5,792
USD versus BRL 3-Month Implied Volatility (F)	GSC	Receive	22.45	07/08/2016	2,000	7,057	—	7,057

Total						$29,375	$—	$29,375

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FUTURES CONTRACTS: (AA)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(401)	03/13/2017	$—	$(775,961)
90-Day Eurodollar	Short	(63)	09/18/2017	—	(11,883)
90-Day Eurodollar	Short	(42)	12/18/2017	—	(104,822)
90-Day Eurodollar	Short	(459)	03/19/2018	—	(403,814)
90-Day Eurodollar	Short	(273)	06/18/2018	—	(144,231)
90-Day Eurodollar	Short	(103)	09/17/2018	—	(35,104)
90-Day Eurodollar	Short	(269)	12/17/2018	—	(108,363)
90-Day Sterling	Short	(29)	09/20/2017	—	(17,876)
90-Day Sterling	Short	(201)	03/21/2018	—	(62,648)
90-Day Sterling	Short	(60)	06/20/2018	29,943	—
5-Year U.S. Treasury Note	Long	1,242	06/30/2016	40,623	—
10-Year U.S. Treasury Note	Short	(69)	06/21/2016	—	(37,127)
German Euro Bund	Short	(34)	06/08/2016	14,486	—
OTC Put Options Exercise Price EUR 161 on German Euro Bund Futures	Short	(72)	05/26/2016	—	(12,219)
OTC Put Options Exercise Price EUR 162 on German Euro Bund Futures	Short	(65)	05/26/2016	—	(22,014)
U.K. Gilt	Short	(3)	06/28/2016	5,418	—
U.S. Treasury Bond	Long	124	06/21/2016	—	(187,662)

Total				$90,470	$(1,923,724)

FORWARD FOREIGN CURRENCY CONTRACTS: (R)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/20/2016	MXN	73,040,615	USD	4,079,420	$157,410	$—
BCLY	05/20/2016	USD	8,322,385	MXN	147,394,000	—	(227,424)
BCLY	05/24/2016	MYR	2,440,493	USD	575,000	48,456	—
BCLY	06/27/2016	USD	4,792,049	EUR	3,485,000	794,199	—
BCLY	07/05/2016	USD	3,091,595	BRL	11,800,000	—	(266,855)
BNP	05/24/2016	USD	2,394,851	MYR	10,424,788	—	(268,297)
BNP	09/14/2016	CNH	13,978,726	USD	2,056,649	83,388	—
BNP	09/14/2016	USD	1,447,000	CNH	9,520,537	—	(10,522)
BNP	10/11/2016	USD	464,910	CNH	3,159,163	—	(17,909)
BNP	12/07/2016	CNH	695,083	USD	101,709	4,118	—
BNP	07/05/2017	USD	3,261,243	BRL	9,500,000	797,992	—
BOA	05/13/2016	EUR	1,849,000	USD	2,071,788	46,216	—
BOA	05/13/2016	GBP	897,000	USD	1,306,269	4,429	—
BOA	05/13/2016	USD	4,801,368	EUR	4,325,000	—	(152,860)
BOA	05/24/2016	TWD	18,760,040	USD	559,000	22,787	—
BOA	05/24/2016	USD	4,374,879	SGD	5,878,000	7,119	—
BOA	05/24/2016	USD	365,000	TWD	12,253,050	—	(14,992)
BOA	06/13/2016	EUR	541,000	USD	730,648	—	(110,340)
BOA	06/13/2016	USD	18,687,019	EUR	13,663,000	3,021,099	—
BOA	06/27/2016	USD	4,335,619	EUR	3,149,000	723,214	—
BOA	04/03/2017	USD	9,017,260	DKK	59,825,011	—	(315,024)
CITI	05/03/2016	BRL	1,509,575	USD	437,457	1,005	—
CITI	05/03/2016	USD	407,531	BRL	1,509,575	—	(30,931)
CITI	05/13/2016	AUD	1,961,000	USD	1,493,082	—	(2,852)
CITI	05/13/2016	CAD	8,373,000	USD	6,345,009	328,274	—
CITI	05/13/2016	EUR	9,389,000	USD	10,665,980	88,992	—
CITI	05/13/2016	JPY	265,326,000	USD	2,357,045	137,332	—
CITI	05/13/2016	USD	8,885,762	CAD	12,130,000	—	(781,851)
CITI	05/13/2016	USD	11,139,777	EUR	10,075,000	—	(400,999)
CITI	05/13/2016	USD	6,462,085	GBP	4,492,000	—	(101,634)
CITI	05/13/2016	USD	10,416,704	JPY	1,160,000,000	—	(488,662)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (R)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	05/20/2016	MXN	26,690,000	USD	1,500,105	$48,088	$—
CITI	05/20/2016	USD	5,384,854	MXN	94,619,000	—	(103,662)
CITI	05/24/2016	INR	13,418,255	USD	196,864	4,468	—
CITI	05/24/2016	KRW	507,936,500	USD	421,000	24,643	—
CITI	05/24/2016	MYR	4,805,175	USD	1,127,000	100,545	—
CITI	05/24/2016	TWD	26,673,010	USD	793,000	34,184	—
CITI	05/24/2016	USD	1,833,000	KRW	2,087,970,300	1,098	—
CITI	05/24/2016	USD	1,238,697	MYR	5,463,891	—	(157,126)
DUB	05/03/2016	BRL	12,360,091	USD	3,581,804	8,226	—
DUB	05/03/2016	USD	3,426,696	BRL	12,360,091	—	(163,335)
DUB	05/24/2016	USD	355,000	KRW	405,410,000	—	(691)
DUB	06/02/2016	BRL	12,360,091	USD	3,394,976	160,203	—
DUB	06/13/2016	EUR	1,978,000	USD	2,673,465	—	(405,501)
DUB	06/13/2016	USD	6,741,941	EUR	4,924,000	1,096,110	—
DUB	07/05/2016	BRL	11,290,554	USD	2,749,100	464,355	—
DUB	09/26/2016	CNY	5,271,550	USD	775,000	33,818	—
DUB	12/05/2016	CNH	2,217,857	USD	325,710	12,011	—
DUB	01/04/2017	BRL	34,200,000	USD	7,854,846	1,387,377	—
DUB	01/04/2017	USD	7,857,930	BRL	34,200,000	—	(1,384,293)
GSC	05/13/2016	AUD	2,656,000	USD	2,022,497	—	(4,112)
GSC	05/13/2016	CAD	6,891,000	USD	5,079,361	412,768	—
GSC	05/13/2016	EUR	804,000	USD	918,234	2,737	—
GSC	05/13/2016	GBP	3,327,000	USD	4,860,100	1,319	—
GSC	05/13/2016	JPY	862,900,000	USD	7,970,028	142,247	—
GSC	05/13/2016	USD	920,061	CAD	1,272,000	—	(93,723)
GSC	05/13/2016	USD	3,551,291	EUR	3,188,000	—	(100,519)
GSC	05/13/2016	USD	21,628,408	JPY	2,394,800,000	—	(885,532)
GSC	05/18/2016	USD	867,000	RUB	62,172,570	—	(87,860)
GSC	05/20/2016	MXN	17,874,000	USD	997,762	39,046	—
GSC	05/20/2016	USD	243,000	MXN	4,248,491	—	(3,440)
GSC	05/24/2016	USD	847,702	TWD	28,499,725	—	(36,133)
GSC	09/26/2016	CNH	8,418,718	USD	1,241,150	46,715	—
GSC	10/11/2016	CNH	17,180,259	USD	2,512,468	113,214	—
GSC	10/11/2016	USD	1,239,323	CNH	8,418,718	—	(47,322)
GSC	12/07/2016	CNH	10,328,143	USD	1,519,962	52,515	—
HSBC	05/03/2016	BRL	13,869,666	USD	3,821,266	207,226	—
HSBC	05/03/2016	USD	4,019,261	BRL	13,869,666	—	(9,231)
HSBC	05/24/2016	KRW	54,000,000	USD	45,000	2,377	—
HSBC	05/24/2016	MYR	2,707,498	USD	628,575	63,090	—
HSBC	05/24/2016	USD	2,182,000	KRW	2,490,207,500	—	(2,809)
HSBC	05/24/2016	USD	1,267,913	MYR	5,406,494	—	(113,246)
HSBC	05/24/2016	USD	1,472,600	TWD	49,332,090	—	(57,288)
HSBC	10/11/2016	USD	2,621,000	CNH	17,180,259	621	(5,303)
HSBC	12/07/2016	USD	1,659,000	CNH	11,023,226	—	(19,305)
JPM	05/13/2016	CAD	2,743,620	USD	2,121,377	65,288	—
JPM	05/13/2016	EUR	3,844,000	USD	4,386,694	16,555	—
JPM	05/13/2016	JPY	2,897,503,874	USD	25,970,110	1,269,839	—
JPM	05/13/2016	USD	3,665,155	AUD	4,903,000	791	(61,593)
JPM	05/13/2016	USD	3,717,006	CAD	4,796,000	—	(105,407)
JPM	05/13/2016	USD	6,658,872	EUR	5,960,000	—	(168,227)
JPM	05/13/2016	USD	3,482,057	GBP	2,395,000	—	(17,521)
JPM	05/13/2016	USD	12,892,922	JPY	1,435,500,000	—	(602,469)
JPM	05/18/2016	RUB	35,713,734	USD	463,258	85,241	—
JPM	05/24/2016	KRW	286,561,000	USD	239,000	12,417	—
JPM	05/24/2016	MYR	3,307,072	USD	791,000	53,835	—
JPM	05/24/2016	TWD	43,883,398	USD	1,321,362	39,552	—
JPM	05/24/2016	USD	666,960	KRW	814,025,200	—	(47,233)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (R)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	05/24/2016	USD	460,000	TWD	15,443,930	$—	$(18,947)
JPM	09/26/2016	CNH	10,222,578	USD	1,503,431	60,381	—
JPM	10/04/2016	USD	4,327,351	BRL	17,000,000	—	(381,768)
JPM	12/05/2016	CNH	11,028,266	USD	1,604,695	74,619	—
MSC	05/13/2016	USD	924,502	GBP	647,000	—	(20,896)
MSC	05/24/2016	USD	566,000	KRW	648,070,000	—	(2,591)
MSC	10/04/2016	BRL	17,000,000	USD	4,052,443	656,676	—
MSC	12/05/2016	USD	1,991,000	CNH	13,246,123	—	(26,034)
NGFP	05/24/2016	MYR	1,867,096	USD	433,000	43,974	—
NGFP	05/24/2016	TWD	25,411,050	USD	755,000	33,048	—
RBS	05/24/2016	MYR	2,368,710	USD	566,000	39,118	—
RBS	05/24/2016	USD	169,000	MXN	2,963,973	—	(2,858)
SCB	05/13/2016	EUR	11,171,000	USD	12,432,597	363,632	—
SCB	05/24/2016	MYR	13,565,340	USD	3,123,181	342,262	—
SCB	05/24/2016	USD	1,811,000	KRW	2,079,082,400	—	(13,105)
SCB	05/24/2016	USD	327,993	TWD	10,961,520	—	(11,946)
SCB	09/14/2016	USD	678,000	CNH	4,458,189	—	(4,515)
SCB	09/26/2016	USD	4,454,000	CNH	29,414,216	—	(45,678)
SCB	10/11/2016	CNH	3,621,591	USD	541,951	11,541	—
UBS	05/13/2016	EUR	6,071,000	USD	6,891,458	62,791	—
UBS	05/13/2016	JPY	940,400,000	USD	8,372,267	468,601	—
UBS	05/13/2016	USD	10,653,477	JPY	1,210,300,000	—	(724,768)
UBS	05/18/2016	RUB	26,458,836	USD	397,877	8,483	—
UBS	05/24/2016	MYR	7,625,297	USD	1,793,000	154,982	—
UBS	05/24/2016	USD	4,167,049	MYR	17,547,631	—	(315,722)
UBS	07/15/2016	USD	391,968	RUB	26,458,836	—	(8,342)
UBS	09/26/2016	CNH	5,501,370	USD	805,000	36,579	—

Total						$14,625,236	$(9,451,203)

SECURITY VALUATION:

Valuation Inputs (AB)

	Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—		$56,131,713	$—	$56,131,713
Corporate Debt Securities	—		192,261,180	—	192,261,180
Foreign Government Obligations	—		7,128,323	—	7,128,323
Loan Assignments	—		2,210,387	—	2,210,387
Mortgage-Backed Securities	—		50,878,005	—	50,878,005
Municipal Government Obligations	—		14,783,868	—	14,783,868
U.S. Government Agency Obligations	—		205,325,601	—	205,325,601
U.S. Government Obligations	—		236,192,691	—	236,192,691
Short-Term U.S. Government Agency Obligations	—		2,599,579	—	2,599,579
Exchange-Traded Options Purchased	—	(Q)	—	—	—	(Q)
Over-the-Counter Interest Rate Swaptions Purchased	—		361,644	—	361,644
Securities Lending Collateral	6,924,512		—	—	6,924,512
Repurchase Agreements	—		3,327,763	—	3,327,763

Total Investments	$6,924,512		$771,200,754	$—	$778,125,266

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (AB)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS (continued)
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$476,671	$—	$476,671
Over-the-Counter Credit Default Swap Agreements	—	38,552	—	38,552
Over-the-Counter Volatility Swap Agreements		29,375		29,375
Futures Contracts (AC)	90,470	—	—	90,470
Forward Foreign Currency Contracts (AC)	—	14,625,236	—	14,625,236

Total Other Financial Instruments	$90,470	$15,169,834	$—	$15,260,304

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(6,014,250)	$—	$(6,014,250)
Over-the-Counter Foreign Exchange Options Written	—	(94,854)	—	(94,854)
Over-the-Counter Interest Rate Swaptions Written	—	(294,069)	—	(294,069)
Centrally Cleared Interest Rate Swap Agreements	—	(12,366,709)	—	(12,366,709)
Over-the-Counter Credit Default Swap Agreements	—	(817,944)	—	(817,944)
Futures Contracts (AC)	(1,923,724)	—	—	(1,923,724)
Forward Foreign Currency Contracts (AC)	—	(9,451,203)	—	(9,451,203)

Total Other Financial Instruments	$(1,923,724)	$(29,039,029)	$—	$(30,962,753)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of April 30, 2016.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At April 30, 2016, the total aggregate value of 144A securities is $76,964,455, representing 13.2% of the Fund’s net assets.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the total aggregate value of Regulation S securities is $23,203,421, representing 4.0% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the security is on loan. The total value of all securities on loan is $6,782,563. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Illiquid security and/or derivative. At April 30, 2016, total aggregate value of illiquid securities is $6,025,573, representing 1.0% of the Fund’s net assets, and total aggregate value of illiquid derivatives is $365,949, representing 0.1% of the Fund’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Security in default.
(I)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after April 30, 2016.
(J)	Cash in the amount of $56,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(K)	Securities with an aggregate market value of $394,748 have been segregated by the broker as collateral for open TBA commitment transactions.
(L)	Security is subject to sale-buyback transactions.
(M)	All or a portion of the security has been segregated by the custodian as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts is $1,709,026.
(N)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $544,712.
(O)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $5,953,807.
(P)	Rate disclosed reflects the yield at April 30, 2016.
(Q)	Security deemed worthless.
(R)	Cash in the amount of $620,000 has been segregated by the broker as collateral for open options, over-the-counter swap agreements, swaptions and/or forward foreign currency contracts.
(S)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(T)	Aggregate cost for federal income tax purposes is $763,901,654. Aggregate gross unrealized appreciation and depreciation for all securities is $21,099,100 and $6,875,488, respectively. Net unrealized appreciation for tax purposes is $14,223,612.
(U)	Cash in the amount of $2,118,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(V)	Cash in the amount of $6,620,000 has been segregated by the broker as collateral for centrally cleared swap agreements.
(W)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Y)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Z)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(AA)	Cash in the amount of $1,353,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AB)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(AC)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

MSC	Morgan Stanley
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

Banxico	Banco de México
CMBS	Commercial Mortgage-Backed Securities
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Indexed Swap
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2016

(unaudited)

	Transamerica Core Bond	Transamerica Developing Markets Equity		Transamerica Event Driven	Transamerica Global Real Estate Securities	Transamerica Intermediate Bond
Assets:
Investments, at value (A) (B)	$1,395,946,500	$384,362,974		$118,596,797	$54,116,823	$1,440,420,972
Repurchase agreements, at value (C)	76,102,448	27,922,873		2,902,914	419,978	12,952,801
Cash	54,969	10,963		57	—	517,775
Cash on deposit with broker	—	—		57,359	—	—
Cash on deposit with custodian	—	—		34,733,179	—	—
Foreign currency, at value (D)	—	208,715		—	13,151	—
Receivables:
Shares of beneficial interest sold	56,676	35,419		6,545	6,859	1,255
Investments sold	451,305	1,089,782		17,882,740	178,040	22,378,933
When-issued, delayed-delivery, and forward commitment securities sold	—	—		1,057,125	—	19,274,325
Interest	5,380,809	23		1,264,540	—	8,130,973
Dividends	—	225,989		34,805	66,835	—
Tax reclaims	8,677	89,608		170	24,634	—
Net income from securities lending	21,499	29,409		4,238	4,882	6,848
Prepaid expenses	4,314	858		9,112	129	3,771
OTC swap agreements, at value	—	—		71,766	—	—
Total assets	1,478,027,197	413,976,613		176,621,347	54,831,331	1,503,687,653

Liabilities:
Cash deposit due to broker	—	—		19,373	—	—
Foreign currency overdraft, at value (D)	—	—		2,243	—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	104,941	53,163		23,607	7,353	10,047
Investments purchased	2,330,410	619,284		16,694,643	302,288	10,743,787
When-issued, delayed-delivery, and forward commitment securities purchased	10,278,351	—		1,050,000	—	204,108,355
Investment management fees	473,832	343,606		95,712	29,481	367,970
Transfer agent fees	7,858	2,215		611	266	7,263
Trustees, CCO and deferred compensation fees	1,092	753		136	90	743
Audit and tax fees	6,509	34,711		8,691	1,706	9,064
Custody fees	116,810	379,537		108,822	49,755	25,190
Legal fees	9,349	7,124		1,512	680	2,606
Printing and shareholder reports fees	25	948		3,966	260	—
Registration fees	2,847	3,588		2,815	520	2,119
Dividends, interest and fees for borrowings from securities sold short	—	—		104,297	—	—
Other	2,482	1,232		455	156	1,583
Unutilized loan commitment fees	—	—		5,438	—	—
Interest fees on utilized loan commitments	—	—		19,724	—	—
Foreign capital gains tax	—	936,272		—	—	—
Open line of credit	—	—		15,000,000	—	—
Collateral for securities on loan	142,825,546	34,256,185		9,180,562	10,135,279	26,817,323
Securities sold short, at value (E)	—	—		30,391,270	—	—
Unrealized depreciation on forward foreign currency contracts	—	—		166,780	—	—
Total liabilities	156,160,052	36,638,618		72,880,657	10,527,834	242,096,050
Net assets	$1,321,867,145	$377,337,995		$103,740,690	$44,303,497	$1,261,591,603

Net assets consist of:
Paid-in capital	$1,281,418,298	$510,062,545		$110,982,373	$78,322,410	$1,248,465,015
Undistributed (distributions in excess of) net investment income (loss)	(1,457,512)	(393,559)		24,865	(1,515,626)	(358,362)
Accumulated net realized gain (loss)	(771,269)	(102,173,247)		(8,658,452)	(43,457,018)	1,141,039
Net unrealized appreciation (depreciation) on:
Investments	42,677,628	(30,086,635	)(F)	2,899,482	10,950,223	12,343,911
Securities sold short	—	—		(1,633,697)	—	—
Swap agreements	—	—		(34,893)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(71,109)		161,012	3,508	—
Net assets	$1,321,867,145	$377,337,995		$103,740,690	$44,303,497	$1,261,591,603
Shares outstanding (unlimited shares, no par value)	130,410,590	41,694,502		10,927,368	3,110,764	123,309,216
Net asset value and offering price per share	$10.14	$9.05		$9.49	$14.24	$10.23

(A) Investments, at cost	$1,353,268,872	$413,513,337		$115,697,315	$43,166,600	$1,428,077,061
(B) Securities on loan, at value	$139,901,139	$32,559,087		$8,992,959	$9,828,835	$26,280,709
(C) Repurchase agreements, at cost	$76,102,448	$27,922,873		$2,902,914	$419,978	$12,952,801
(D) Foreign currency, at cost	$—	$281,179		$(2,264)	$13,032	$—
(E) Proceeds received from securities sold short	$—	$—		$28,757,573	$—	$—

(F)	Net of foreign capital gains tax of $936,272.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

	Transamerica International Equity Opportunities	Transamerica International Small Cap	Transamerica Long/Short Strategy	Transamerica Mid Cap Value	Transamerica Total Return
Assets:
Investments, at value (A) (B)	$795,632,086	$645,763,957	$14,500,794	$282,074,420	$774,797,503
Repurchase agreements, at value (C)	9,108,873	14,504,028	405,337	11,473,439	3,327,763
Cash	—	—	329	—	179,685
Cash on deposit with broker	—	—	9,293,730	—	3,471,000
Foreign currency, at value (D)	238,997	222,089	—	—	1,724,010
Receivables:
Shares of beneficial interest sold	37,107	21,701	—	32,737	72,365
Investments sold	15,580	219,736	222,364	457,594	2,310,204
When-issued, delayed-delivery, and forward commitment securities sold	—	—	—	—	162,646,231
Interest	8	12	—	9	4,362,475
Dividends	2,129,095	1,594,264	8,714	77,478	—
Tax reclaims	1,087,875	580,241	—	—	—
Net income from securities lending	24,334	85,377	—	10,685	1,973
Variation margin receivable	—	—	—	—	392,879
Prepaid expenses	2,417	1,353	—	651	1,576
OTC swap agreements, at value	—	—	—	—	67,927
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	14,625,236
Total assets	808,276,372	662,992,758	24,431,268	294,127,013	967,980,827

Liabilities:
Cash deposit due to broker	—	—	—	—	7,296,000
Payables and other liabilities:
Shares of beneficial interest redeemed	66,485	42,341	—	54,573	232,596
Investments purchased	447,791	3,221,307	85,726	1,953,402	—
When-issued, delayed-delivery, and forward commitment securities purchased	—	—	—	—	347,871,185
Investment management fees	535,378	498,905	2,431	179,135	310,352
Transfer agent fees	4,436	3,512	91	1,583	3,459
Trustees, CCO and deferred compensation fees	558	1,445	258	324	1,103
Audit and tax fees	10,101	4,388	8,265	8,442	8,959
Custody fees	125,868	124,818	90,226	13,194	199,624
Legal fees	5,958	10,564	2,373	3,449	8,651
Printing and shareholder reports fees	—	2,088	648	629	1,241
Registration fees	2,693	1,690	6	294	1,801
Dividends, interest and fees for borrowings from securities sold short	—	—	10,962	—	—
Other	1,827	2,298	2,716	762	1,683
Deferred income for sale-buyback financing transactions	—	—	—	—	480
Interest	—	—	—	—	1,958
Payable for sale-buyback financing transactions	—	—	—	—	7,466,341
Collateral for securities on loan	56,797,762	67,657,334	—	24,712,354	6,924,512
Securities sold short, at value (E)	—	—	10,111,864	—	—
Reverse repurchase agreements, at value (F)	—	—	—	—	6,014,250
Written options and swaptions, at value (G)	—	—	—	—	388,923
OTC swap agreements, at value	—	—	—	—	817,944
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	9,451,203
Total liabilities	57,998,857	71,570,690	10,315,566	26,928,141	387,002,265
Net assets	$750,277,515	$591,422,068	$14,115,702	$267,198,872	$580,978,562

Net assets consist of:
Paid-in capital	$827,538,381	$556,317,360	$15,157,156	$189,878,906	$586,661,951
Undistributed (distributions in excess of) net investment income (loss)	4,057,037	(7,870,302)	(1,980,497)	419,774	(10,328,597)
Accumulated net realized gain (loss)	(17,397,534)	(13,209,022)	(358,215)	8,333,203	(165,750)
Net unrealized appreciation (depreciation) on:
Investments	(63,987,431)	56,106,493	1,925,102	68,566,989	14,223,612
Securities sold short	—	—	(627,856)	—	—
Written options and swaptions	—	—	—	—	611,600
Swap agreements	—	—	—	—	(12,986,225)
Futures contracts	—	—	—	—	(1,833,254)
Translation of assets and liabilities denominated in foreign currencies	67,062	77,539	12	—	4,795,225
Net assets	$750,277,515	$591,422,068	$14,115,702	$267,198,872	$580,978,562
Shares outstanding (unlimited shares, no par value)	103,985,759	64,244,494	2,348,155	17,569,497	57,004,088
Net asset value and offering price per share	$7.22	$9.21	$6.01	$15.21	$10.19

(A) Investments, at cost	$859,619,517	$589,657,464	$12,575,692	$213,507,431	$760,573,891
(B) Securities on loan, at value	$53,986,220	$64,067,140	$—	$24,165,487	$6,782,563
(C) Repurchase agreements, at cost	$9,108,873	$14,504,028	$405,337	$11,473,439	$3,327,763
(D) Foreign currency, at cost	$237,414	$219,388	$—	$—	$1,692,705
(E) Proceeds received from securities sold short	$—	$—	$9,484,008	$—	$—
(F) Reverse repurchase agreements, at cost	$—	$—	$—	$—	$6,014,250
(G) Premium received on written options and swaptions	$—	$—	$—	$—	$(1,000,523)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS

For the period ended April 30, 2016

(unaudited)

Transamerica Core Bond	Transamerica Developing Markets Equity	Transamerica Event Driven	Transamerica Global Real Estate Securities	Transamerica Intermediate Bond
Investment Income:
Dividend income	$—	$2,055,786	$238,674	$1,022,529	$18,750
Interest income	16,235,198	2,823	1,666,907	74	12,701,689
Net income (loss) from securities lending	44,694	140,351	17,510	13,512	13,437
Withholding taxes on foreign income	(248)	(109,811)	(432)	(35,593)	—
Total investment income	16,279,644	2,089,149	1,922,659	1,000,522	12,733,876

Expenses:
Investment advisory fees	1,532,626	1,299,226	447,208	124,966	1,181,925
Investment management fees	977,642	699,168	200,670	64,347	713,857
Administration fees	106,358	34,306	11,656	4,686	101,308
Transfer agent fees	42,796	13,081	4,180	1,753	39,416
Trustees, CCO and deferred compensation fees	8,543	2,806	880	383	7,796
Audit and tax fees	14,700	29,820	9,755	22,718	14,369
Custody fees	130,143	386,945	94,516	60,066	43,331
Legal fees	14,974	7,547	1,629	862	9,443
Printing and shareholder reports fees	4,547	2,181	4,007	604	4,202
Registration fees	6,510	2,688	2,423	2,042	13,168
Interest	—	—	151,334	—	—
Dividends, interest and fees for borrowings from securities sold short	—	—	614,324	—	—
Other	9,300	4,940	79,868	1,150	6,334
Total expenses	2,848,139	2,482,708	1,622,450	283,577	2,135,149
Expense waived and/or reimbursed	—	—	(25,890)	—	—
Recapture of previously waived and/or reimbursed fees	—	—	929	—	—
Net expenses	2,848,139	2,482,708	1,597,489	283,577	2,135,149
Net investment income (loss)	13,431,505	(393,559)	325,170	716,945	10,598,727

Net realized gain (loss) on:
Investments	566,139	(24,636,798)	(8,965,100)	1,491,238	1,403,748
Securities sold short	—	—	3,510,139	—	—
Written options and swaptions	—	—	(13,059)	—	—
Swap agreements	—	—	(1,470)	—	—
Futures contracts	—	—	(156,768)	—	—
Foreign currency transactions	—	(69,640)	(73,957)	(8,314)	—
Net realized gain (loss)	566,139	(24,706,438)	(5,700,215)	1,482,924	1,403,748

Net change in unrealized appreciation (depreciation) on:
Investments	18,380,622	20,396,626	(A)	4,891,986	(1,189,919)	17,926,978
Securities sold short	—	—	(2,070,332)	—	—
Swap agreements	—	—	(34,893)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	6,020	185,038	4,772	—
Net change in unrealized appreciation (depreciation)	18,380,622	20,402,646	2,971,799	(1,185,147)	17,926,978
Net realized and change in unrealized gain (loss)	18,946,761	(4,303,792)	(2,728,416)	297,777	19,330,726
Net increase (decrease) in net assets resulting from operations	$32,378,266	$(4,697,351)	$(2,403,246)	$1,014,722	$29,929,453

(A)	Net change in foreign capital gains tax of $(5,382).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

	Transamerica International Equity Opportunities	Transamerica International Small Cap	Transamerica Long/Short Strategy		Transamerica Mid Cap Value	Transamerica Total Return
Investment Income:
Dividend income	$8,238,410	$6,118,854	$(11,908	)(A)	$2,252,905	$20,625
Interest income	1,011	2,032	7,442		1,093	8,156,476
Net income (loss) from securities lending	103,463	473,200	—		50,822	10,375
Withholding taxes on foreign income	(800,722)	(409,888)	(166)		—	19
Total investment income	7,542,162	6,184,198	(4,632)		2,304,820	8,187,495

Expenses:
Investment advisory fees	2,062,346	2,337,222	101,726		689,932	1,273,922
Investment management fees	1,098,414	1,030,291	34,401		365,983	640,009
Administration fees	70,601	68,034	2,543		25,253	59,482
Transfer agent fees	26,750	24,260	845		9,546	22,004
Trustees, CCO and deferred compensation fees	5,387	5,594	334		1,966	4,684
Audit and tax fees	13,165	16,894	8,115		8,617	15,089
Custody fees	175,698	237,211	94,906		18,411	278,873
Legal fees	9,917	13,404	1,858		4,501	10,602
Printing and shareholder reports fees	2,776	3,984	990		1,625	3,188
Registration fees	5,221	5,665	2,255		3,048	3,827
Interest	—	—	—		—	1,181
Dividends, interest and fees for borrowings from securities sold short	—	—	219,828		—	—
Other	5,919	8,455	984		2,806	7,190
Total expenses	3,476,194	3,751,014	468,785		1,131,688	2,320,051
Expense waived and/or reimbursed	—	—	(69,702)		—	—
Net expenses	3,476,194	3,751,014	399,083		1,131,688	2,320,051
Net investment income (loss)	4,065,968	2,433,184	(403,715)		1,173,132	5,867,444

Net realized gain (loss) on:
Investments	(16,537,985)	(12,554,442)	2,569,672		9,298,756	(3,449,284)
Securities sold short	—	—	(349,341)		—	—
Written options and swaptions	—	—	—		—	1,322,198
Swap agreements	—	—	—		—	195,678
Futures contracts	—	—	—		—	1,183,111
Foreign currency transactions	(154,551)	66,649	4		—	4,376,909
Net realized gain (loss)	(16,692,536)	(12,487,793)	2,220,335		9,298,756	3,628,612

Net change in unrealized appreciation (depreciation) on:
Investments	(21,304,295)	7,848,113	(2,578,975)		(4,630,985)	18,204,336
Securities sold short	—	—	33,027		—	—
Written options and swaptions	—	—	—		—	(19,001)
Swap agreements	—	—	—		—	(6,962,696)
Futures contracts	—	—	—		—	(748,749)
Translation of assets and liabilities denominated in foreign currencies	112,350	121,253	12		—	(6,778,001)
Net change in unrealized appreciation (depreciation)	(21,191,945)	7,969,366	(2,545,936)		(4,630,985)	3,695,889
Net realized and change in unrealized gain (loss)	(37,884,481)	(4,518,427)	(325,601)		4,667,771	7,324,501
Net increase (decrease) in net assets resulting from operations	$(33,818,513)	$(2,085,243)	$(729,316)		$5,840,903	$13,191,945

(A)	Reflects return of capital character reclassification of $12,902.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and year ended:

	Transamerica Core Bond		Transamerica Developing Markets Equity		Transamerica Event Driven
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015 (A)
From operations:
Net investment income (loss)	$13,431,505	$24,178,792	$(393,559)	$2,129,366	$325,170	(276,372	)(B)
Net realized gain (loss)	566,139	2,118,328	(24,706,438)	(68,751,854)	(5,700,215)	(2,907,246	)(B)
Net change in unrealized appreciation (depreciation)	18,380,622	(5,842,349)	20,402,646	(70,875,743)	2,971,799	(1,579,895)
Net increase (decrease) in net assets resulting from operations	32,378,266	20,454,771	(4,697,351)	(137,498,231)	(2,403,246)	(4,763,513)

Dividends and distributions to shareholders:
Net investment income	(15,041,696)	(27,648,036)	—	(504,329)	(254,411)	—
Net realized gains	—	(6,707,958)	—	(48,455,846)	—	—
Return of capital	—	—	—	(218,458)	—	—
Total dividends and distributions to shareholders	(15,041,696)	(34,355,994)	—	(49,178,633)	(254,411)	—

Capital share transactions:
Proceeds from shares sold	422,761,202	202,792,822	23,081,597	130,974,643	1,769,219	133,272,865
Dividends and distributions reinvested	15,038,655	34,355,994	—	49,178,633	254,411	—
Cost of shares redeemed	(63,437,619)	(117,407,068)	(12,049,048)	(585,646,838)	(20,664,668)	(3,469,967)
Net increase (decrease) in net assets resulting from capital share transactions	374,362,238	119,741,748	11,032,549	(405,493,562)	(18,641,038)	129,802,898
Net increase (decrease) in net assets	391,698,808	105,840,525	6,335,198	(592,170,426)	(21,298,695)	125,039,385

Net assets:
Beginning of period/year	930,168,337	824,327,812	371,002,797	963,173,223	125,039,385	—
End of period/year	$1,321,867,145	$930,168,337	$377,337,995	$371,002,797	$103,740,690	$125,039,385
Undistributed (distributions in excess of) net investment income (loss)	$(1,457,512)	$152,679	$(393,559)	$—	$24,865	$(45,894)

Capital share transactions - shares:
Shares issued	42,347,153	19,942,595	2,689,975	13,184,081	189,385	13,310,010
Shares reinvested	1,497,931	3,404,360	—	4,779,265	27,268	—
Shares redeemed	(6,299,130)	(11,580,306)	(1,386,836)	(56,240,816)	(2,235,564)	(363,731)
Net increase (decrease) in shares outstanding	37,545,954	11,766,649	1,303,139	(38,277,470)	(2,018,911)	12,946,279

(A)	Commenced operations on March 31, 2015.
(B)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. See Reclassification section of the Notes to Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Global Real Estate Securities		Transamerica Intermediate Bond		Transamerica International Equity Opportunities
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$716,945	$821,052	$10,598,727	$10,124,817	$4,065,968	$9,087,249
Net realized gain (loss)	1,482,924	3,320,247	1,403,748	1,670,340	(16,692,536)	15,602,547
Net change in unrealized appreciation (depreciation)	(1,185,147)	(3,382,726)	17,926,978	(6,663,827)	(21,191,945)	(33,983,189)
Net increase (decrease) in net assets resulting from operations	1,014,722	758,573	29,929,453	5,131,330	(33,818,513)	(9,293,393)

Dividends and distributions to shareholders:
Net investment income	(922,373)	(1,210,370)	(10,997,833)	(10,606,966)	(8,057,415)	(7,992,889)
Net realized gains	—	—	(1,413,105)	(397,155)	(16,155,167)	(31,684,418)
Total dividends and distributions to shareholders	(922,373)	(1,210,370)	(12,410,938)	(11,004,121)	(24,212,582)	(39,677,307)

Capital share transactions:
Proceeds from shares sold	5,474,876	2,298,459	439,541,855	510,772,515	140,956,161	309,170,343
Dividends and distributions reinvested	922,373	1,210,370	12,408,918	11,004,121	24,188,209	39,677,307
Cost of shares redeemed	(13,821,562)	(7,899,336)	(17,779,227)	(10,394,477)	(32,043,313)	(188,804,367)
Net increase (decrease) in net assets resulting from capital share transactions	(7,424,313)	(4,390,507)	434,171,546	511,382,159	133,101,057	160,043,283
Net increase (decrease) in net assets	(7,331,964)	(4,842,304)	451,690,061	505,509,368	75,069,962	111,072,583

Net assets:
Beginning of period/year	51,635,461	56,477,765	809,901,542	304,392,174	675,207,553	564,134,970
End of period/year	$44,303,497	$51,635,461	$1,261,591,603	$809,901,542	$750,277,515	$675,207,553
Undistributed (distributions in excess of) net investment income (loss)	$(1,515,626)	$(1,310,198)	$(358,362)	$40,744	$4,057,037	$8,048,484

Capital share transactions - shares:
Shares issued	411,038	159,626	43,472,958	50,237,278	18,730,019	37,767,816
Shares reinvested	65,810	84,466	1,229,211	1,084,457	3,286,441	5,173,052
Shares redeemed	(986,754)	(541,290)	(1,754,602)	(1,033,007)	(4,561,150)	(22,710,841)
Net increase (decrease) in shares outstanding	(509,906)	(297,198)	42,947,567	50,288,728	17,455,310	20,230,027

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap		Transamerica Long/Short Strategy			Transamerica Mid Cap Value
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015		April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$2,433,184	$9,351,598	$(403,715)	$(1,859,916	)(A)	$1,173,132	$2,837,803
Net realized gain (loss)	(12,487,793)	26,728,267	2,220,335	10,455,459	(A)	9,298,756	16,485,044
Net change in unrealized appreciation (depreciation)	7,969,366	10,128,426	(2,545,936)	(10,646,399)		(4,630,985)	(8,335,241)
Net increase (decrease) in net assets resulting from operations	(2,085,243)	46,208,291	(729,316)	(2,050,856)		5,840,903	10,987,606

Dividends and distributions to shareholders:
Net investment income	(13,903,467)	(10,046,290)	—	—		(2,176,313)	(2,610,699)
Net realized gains	(26,113,401)	(42,552,998)	(7,747,160)	(1,937,428)		(16,772,916)	(36,289,024)
Total dividends and distributions to shareholders	(40,016,868)	(52,599,288)	(7,747,160)	(1,937,428)		(18,949,229)	(38,899,723)

Capital share transactions:
Proceeds from shares sold	16,969,693	183,001,878	16,269	323,001		12,360,302	12,804,250
Dividends and distributions reinvested	39,924,858	52,599,287	7,747,160	1,937,428		18,949,229	38,899,723
Cost of shares redeemed	(302,846,648)	(211,572,372)	(20,644,948)	(123,708,475)		(22,305,419)	(24,400,837)
Net increase (decrease) in net assets resulting from capital share transactions	(245,952,097)	24,028,793	(12,881,519)	(121,448,046)		9,004,112	27,303,136
Net increase (decrease) in net assets	(288,054,208)	17,637,796	(21,357,995)	(125,436,330)		(4,104,214)	(608,981)

Net assets:
Beginning of period/year	879,476,276	861,838,480	35,473,697	160,910,027		271,303,086	271,912,067
End of period/year	$591,422,068	$879,476,276	$14,115,702	$35,473,697		$267,198,872	$271,303,086
Undistributed (distributions in excess of) net investment income (loss)	$(7,870,302)	$3,599,981	$(1,980,497)	$(1,576,782)		$419,774	$1,422,955

Capital share transactions - shares:
Shares issued	1,947,617	18,532,082	2,477	34,133		881,920	787,707
Shares reinvested	4,302,248	5,786,500	1,267,948	203,085		1,291,699	2,398,257
Shares redeemed	(31,406,559)	(21,407,647)	(2,784,614)	(13,199,167)		(1,609,708)	(1,481,279)
Net increase (decrease) in shares outstanding	(25,156,694)	2,910,935	(1,514,189)	(12,961,949)		563,911	1,704,685

(A)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. See Reclassification section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Total Return
	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$5,867,444	$12,351,829
Net realized gain (loss)	3,628,612	11,241,189
Net change in unrealized appreciation (depreciation)	3,695,889	(6,838,879)
Net increase (decrease) in net assets resulting from operations	13,191,945	16,754,139

Dividends and distributions to shareholders:
Net investment income	(17,757,937)	(15,643,725)
Net realized gains	(10,942,942)	(14,571,621)
Total dividends and distributions to shareholders	(28,700,879)	(30,215,346)

Capital share transactions:
Proceeds from shares sold	26,083,472	58,193,401
Dividends and distributions reinvested	28,700,879	30,215,346
Cost of shares redeemed	(66,931,267)	(541,354,639)
Net increase (decrease) in net assets resulting from capital share transactions	(12,146,916)	(452,945,892)
Net increase (decrease) in net assets	(27,655,850)	(466,407,099)

Net assets:
Beginning of period/year	608,634,412	1,075,041,511
End of period/year	$580,978,562	$608,634,412
Undistributed (distributions in excess of) net investment income (loss)	$(10,328,597)	$1,561,896

Capital share transactions - shares:
Shares issued	2,577,568	5,556,651
Shares reinvested	2,889,735	2,920,599
Shares redeemed	(6,651,769)	(51,275,784)
Net increase (decrease) in shares outstanding	(1,184,466)	(42,798,534)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CASH FLOWS

For the period ended April 30, 2016

(unaudited)

	Transamerica Event Driven	Transamerica Long/Short Strategy
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(2,403,246)	$(729,316)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(285,530,532)	(19,193,565)
Proceeds from long-term investments	293,187,739	35,907,727
Purchases to cover securities sold short	(136,265,797)	(23,746,778)
Proceeds from securities sold short	133,442,990	13,521,376
Net (purchases)/proceeds of short-term investments	21,352,335	4,707,584
Net change in unrealized appreciation (depreciation)	(2,971,799)	2,545,936
Net realized gain (loss)	5,700,377	(2,220,335)
Net amortization (accretion) of discount and premium	(217,691)	—
(Increase) decrease in receivables for investments sold	(2,996,837)	2,167,679
(Increase) decrease in receivables for interest	(475,908)	3
(Increase) decrease in receivables for dividends	15,775	24,472
(Increase) decrease in receivables for net income from securities lending	(823)	—
(Increase) decrease in receivable for tax reclaim	(83)	—
(Increase) decrease in cash on deposit with broker and custodian	1,322,233	10,570,843
(Increase) decrease in prepaid expenses	74,130	—
Increase (decrease) in cash deposit due to broker	15,563	—
Increase (decrease) in payables for investments purchased	6,784,519	(2,870,931)
Increase (decrease) in dividends and interest on securities sold short	(170,832)	(32,828)
Increase (decrease) in line of credit	—	—
Increase (decrease) in accrued liabilities	(25,082)	(28,173)
Increase (decrease) in collateral for securities on loan	(12,496,846)	—
Net cash provided by (used for) written options and swaptions transactions	(13,059)	—
Net cash provided by (used for) swap agreement transactions	(108,129)	—
Net cash provided by (used for) futures contracts transactions	(156,768)	—
Net cash provided by (used for) foreign currency transactions	405,146	16
Net cash provided by (used for) operating activities	18,467,375	20,623,710

Cash flows from financing activities:
Increase (decrease) in foreign cash overdraft	1,855	—
Proceeds from shares sold, net of receivable for shares sold	1,762,674	16,269
Payment of shares redeemed, net of payable for shares redeemed	(20,794,121)	(20,644,948)
Net cash provided by (used for) financing activities	(19,029,592)	(20,628,679)
Net increase (decrease) in cash and foreign currencies	(562,217)	(4,969)
Cash and foreign currencies, at beginning of period	$562,274	$5,298
Cash and foreign currencies, at end of period	$57	$329

Supplemental disclosure of cash flow information:
Interest expense paid	$960,304	$252,656
Non-cash financing activities included herein consist of reinvestment of distributions	$254,411	$7,747,160

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.02		$10.16	$10.32	$10.86	$10.60	$10.56
Investment operations:
Net investment income (loss) (A)	0.12		0.27	0.30	0.32	0.33	0.32
Net realized and unrealized gain (loss)	0.13		(0.03)	0.12	(0.41)	0.31	0.15
Total investment operations	0.25		0.24	0.42	(0.09)	0.64	0.47
Distributions:
Net investment income	(0.13)		(0.30)	(0.39)	(0.41)	(0.38)	(0.36)
Net realized gains	—		(0.08)	(0.19)	(0.04)	—	(0.07)
Total distributions	(0.13)		(0.38)	(0.58)	(0.45)	(0.38)	(0.43)
Net asset value, end of period/year	$10.14		$10.02	$10.16	$10.32	$10.86	$10.60
Total return	2.51	%(B)	2.44%	4.26%	(0.89)%	6.12%	4.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,321,867		$930,168	$824,328	$1,133,793	$1,879,194	$2,208,783
Expenses to average net assets	0.50	%(C)	0.52%	0.51%	0.50%	0.47%	0.48%
Net investment income (loss) to average net assets	2.35	%(C)	2.65%	2.99%	2.99%	3.09%	3.04%
Portfolio turnover rate	9	%(B)	17%	14%	3%	23%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Developing Markets Equity
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.19		$12.24		$12.19	$11.99	$12.27	$13.34
Investment operations:
Net investment income (loss) (A)	(0.01)		0.04		0.04	0.04	0.05	0.08
Net realized and unrealized gain (loss)	(0.13)		(2.25)		0.28	1.28	0.74	(1.11)
Total investment operations	(0.14)		(2.21)		0.32	1.32	0.79	(1.03)
Distributions:
Net investment income	—		(0.01)		(0.02)	(0.04)	(0.07)	(0.04)
Net realized gains	—		(0.83)		(0.25)	(1.08)	(1.00)	—
Return of capital	—		(0.00	)(B)	—	—	—	—
Total distributions	—		(0.84)		(0.27)	(1.12)	(1.07)	(0.04)
Net asset value, end of period/year	$9.05		$9.19		$12.24	$12.19	$11.99	$12.27
Total return	(1.52	)%(C)	(18.83)%		2.79%	11.95%	8.07%	(7.77)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$377,338		$371,003		$963,173	$610,896	$341,362	$497,656
Expenses to average net assets	1.42	%(D)	1.38%		1.32%	1.36%	1.33%	1.31%
Net investment income (loss) to average net assets	(0.23	)%(D)	0.42%		0.37%	0.32%	0.48%	0.58%
Portfolio turnover rate	17	%(C)	52%		57%	42%	37%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Event Driven
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.66		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.03		(0.03	)(D)
Net realized and unrealized gain (loss)	(0.18)		(0.31	)(D)
Total investment operations	(0.15)		(0.34)
Distributions:
Net investment income	(0.02)		—
Net asset value, end of period	$9.49		$9.66
Total return	(1.24	)%(E)	(3.30	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$103,741		$125,039
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	2.91	%(G)	2.96	%(D)(G)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	2.87	%(G)	2.77	%(D)(G)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.77	%(G)	1.66	%(G)
Net investment income (loss) to average net assets (C)	0.58	%(G)	(0.44	)%(D)(G)
Portfolio turnover rate (H)	277	%(E)	305	%(E)

(A)	Commenced operations on March 31, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. See Reclassification section of the Notes to Financial Statements for additional information.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Global Real Estate Securities
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$14.26		$14.42	$13.34	$12.88	$11.64	$12.28
Investment operations:
Net investment income (loss) (A)	0.21		0.22	0.24	0.24	0.29	0.24
Net realized and unrealized gain (loss)	0.04		(0.06)	1.15	1.21	1.36	(0.19)
Total investment operations	0.25		0.16	1.39	1.45	1.65	0.05
Distributions:
Net investment income	(0.27)		(0.32)	(0.31)	(0.99)	(0.41)	(0.69)
Net asset value, end of period/year	$14.24		$14.26	$14.42	$13.34	$12.88	$11.64
Total return	1.78	%(B)	1.13%	10.61%	11.76%	14.57%	0.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$44,303		$51,635	$56,478	$69,274	$160,330	$147,057
Expenses to average net assets	1.21	%(C)	1.15%	1.11%	0.99%	0.97%	0.91%
Net investment income (loss) to average net assets	3.07	%(C)	1.52%	1.73%	1.82%	2.36%	2.01%
Portfolio turnover rate	32	%(B)	49%	60%	50%	55%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Intermediate Bond
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$10.08		$10.12	$10.00
Investment operations:
Net investment income (loss) (B)	0.10		0.19	0.12
Net realized and unrealized gain (loss)	0.16		(0.02)	0.13
Total investment operations	0.26		0.17	0.25
Distributions:
Net investment income	(0.10)		(0.20)	(0.13)
Net realized gains	(0.01)		(0.01)	—
Total distributions	(0.11)		(0.21)	(0.13)
Net asset value, end of period/year	$10.23		$10.08	$10.12
Total return	2.65	%(C)	1.67%	2.48	%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,261,592		$809,902	$304,392
Expenses to average net assets	0.41	%(D)	0.42%	0.44	%(D)
Net investment income (loss) to average net assets	2.02	%(D)	1.92%	1.81	%(D)
Portfolio turnover rate	25	%(C)	50%	83	%(C)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity Opportunities
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$7.80		$8.51	$8.65	$7.42	$8.34	$9.11
Investment operations:
Net investment income (loss) (A)	0.04		0.13	0.13	0.11	0.14	0.15
Net realized and unrealized gain (loss)	(0.38)		(0.08)	(0.13)	1.58	0.29	(0.37)
Total investment operations	(0.34)		0.05	—	1.69	0.43	(0.22)
Distributions:
Net investment income	(0.08)		(0.15)	(0.06)	(0.17)	(0.20)	(0.10)
Net realized gains	(0.16)		(0.61)	(0.08)	(0.29)	(1.15)	(0.45)
Total distributions	(0.24)		(0.76)	(0.14)	(0.46)	(1.35)	(0.55)
Net asset value, end of period/year	$7.22		$7.80	$8.51	$8.65	$7.42	$8.34
Total return	(4.42	)%(B)	0.74%	0.05%	23.72%	8.00%	(2.69)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$750,278		$675,208	$564,135	$248,015	$174,899	$353,694
Expenses to average net assets	0.97	%(C)	1.00%	1.00%	1.02%	1.04%	0.99%
Net investment income (loss) to average net assets	1.14	%(C)	1.58%	1.53%	1.44%	1.94%	1.69%
Portfolio turnover rate	8	%(B)	39%	39%	19%	29%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Small Cap
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$9.84		$9.96	$10.07	$7.90	$9.00	$9.67
Investment operations:
Net investment income (loss) (A)	0.03		0.11	0.13	0.13	0.11	0.15
Net realized and unrealized gain (loss)	(0.03)		0.46	(0.02)	2.21	0.11	(0.66)
Total investment operations	—		0.57	0.11	2.34	0.22	(0.51)
Distributions:
Net investment income	(0.22)		(0.13)	(0.15)	(0.17)	(0.23)	(0.11)
Net realized gains	(0.41)		(0.56)	(0.07)	—	(1.09)	(0.05)
Total distributions	(0.63)		(0.69)	(0.22)	(0.17)	(1.32)	(0.16)
Net asset value, end of period/year	$9.21		$9.84	$9.96	$10.07	$7.90	$9.00
Total return	(0.04	)%(B)	6.35%	1.08%	30.12%	4.57%	(5.39)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$591,422		$879,476	$861,838	$436,299	$241,928	$330,358
Expenses to average net assets	1.16	%(C)	1.13%	1.15%	1.20%	1.20%	1.15%
Net investment income (loss) to average net assets	0.75	%(C)	1.15%	1.29%	1.52%	1.58%	1.46%
Portfolio turnover rate	10	%(B)	36%	34%	34%	33%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Long/Short Strategy
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$9.18		$9.56		$8.80		$8.16		$7.86		$8.32
Investment operations:
Net investment income (loss) (A)	(0.12)		(0.14	)(B)	(0.15	)(B)	(0.15	)(B)	(0.11	)(B)	(0.17	)(B)
Net realized and unrealized gain (loss)	(0.03)		(0.12	)(B)	0.91	(B)	0.79	(B)	0.41	(B)	(0.29	)(B)
Total investment operations	(0.15)		(0.26)		0.76		0.64		0.30		(0.46)
Distributions:
Net realized gains	(3.02)		(0.12)		—		—		—		—
Net asset value, end of period/year	$6.01		$9.18		$9.56		$8.80		$8.16		$7.86
Total return	(2.02	)%(C)	(2.81)%		8.64%		7.84%		3.82%		(5.53)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,116		$35,474		$160,910		$122,388		$91,190		$113,108
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	4.16	%(D)	3.42	%(B)	3.46	%(B)	3.72	%(B)	3.66	%(B)	3.82	%(B)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	3.54	%(D)	3.42	%(B)	3.46	%(B)	3.72	%(B)	3.66	%(B)	3.82	%(B)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.59	%(D)	1.42%		1.37%		1.42%		1.43%		1.42%
Net investment income (loss) to average net assets	(3.58	)%(D)	(1.50	)%(B)	(1.65	)%(B)	(1.70	)%(B)	(1.41	)%(B)	(2.08	)%(B)
Portfolio turnover rate	585	%(C)	1,158%		339%		280%		153%		411%

(A)	Calculated based on average number of shares outstanding.
(B)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. See Reclassification section of the Notes to Financial Statements for additional information.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$15.95		$17.77	$16.58	$13.03	$10.93	$10.17
Investment operations:
Net investment income (loss) (A)	0.07		0.17	0.12	0.16	0.14	0.11
Net realized and unrealized gain (loss)	0.31		0.57	2.29	3.54	2.08	0.79
Total investment operations	0.38		0.74	2.41	3.70	2.22	0.90
Distributions:
Net investment income	(0.13)		(0.17)	(0.15)	(0.15)	(0.12)	(0.14)
Net realized gains	(0.99)		(2.39)	(1.07)	—	—	—
Total distributions	(1.12)		(2.56)	(1.22)	(0.15)	(0.12)	(0.14)
Net asset value, end of period/year	$15.21		$15.95	$17.77	$16.58	$13.03	$10.93
Total return	2.61	%(B)	3.96%	15.36%	28.70%	20.57%	8.88%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$267,199		$271,303	$271,912	$251,409	$208,458	$158,344
Expenses to average net assets	0.89	%(C)	0.88%	0.89%	0.89%	0.89%	0.90%
Net investment income (loss) to average net assets	0.92	%(C)	1.02%	0.73%	1.07%	1.16%	1.04%
Portfolio turnover rate	12	%(B)	14%	44%	23%	38%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Total Return
	April 30, 2016 (unaudited)		October 31, 2015		October 31, 2014		October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$10.46		$10.65		$10.51		$10.89	$10.42	$10.80
Investment operations:
Net investment income (loss) (A)	0.10		0.19		0.14		0.16	0.23	0.30
Net realized and unrealized gain (loss)	0.13		(0.02)		0.14		(0.27)	0.62	(0.07)
Total investment operations	0.23		0.17		0.28		(0.11)	0.85	0.23
Distributions:
Net investment income	(0.31)		(0.18)		(0.14)		(0.16)	(0.33)	(0.30)
Net realized gains	(0.19)		(0.18)		—		(0.10)	(0.05)	(0.31)
Return of capital	—		—		—		(0.01)	—	—
Total distributions	(0.50)		(0.36)		(0.14)		(0.27)	(0.38)	(0.61)
Net asset value, end of period/year	$10.19		$10.46		$10.65		$10.51	$10.89	$10.42
Total return	2.28	%(B)	1.62%		2.69%		(1.07)%	8.30%	2.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$580,979		$608,634		$1,075,042		$946,120	$803,780	$625,735
Expenses to average net assets
Including dividends, interest and fees for borrowings from securities sold short	0.79	%(C)	0.79%		0.73%		0.74%	0.74%	0.74%
Excluding dividends, interest and fees for borrowings from securities sold short	0.79	%(C)	0.79%		0.73%		0.74%	0.74%	0.74	%(D)
Net investment income (loss) to average net assets	2.00	%(C)	1.78%		1.30%		1.50%	2.16%	2.92%
Portfolio turnover rate	15	%(B)(E)	62	%(E)	178	%(E)	221%	98%	144%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Dividends and interest from securities sold short rounds to less than 0.01%.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: transaction costs, such as redemptions fees; and ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2015, and held for the entire period until April 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio
Transamerica Commodity Strategy	$1,000.00	$991.60	$4.38	$1,020.30	$4.45	0.89%
Transamerica Global Multifactor Macro	1,000.00	988.40	7.38	1,017.30	7.48	1.50	(C)
Transamerica Managed Futures Strategy	1,000.00	987.00	7.17	1,017.50	7.28	1.46	(C)

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or ETFs in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition

At April 30, 2016

(unaudited)

Transamerica Commodity Strategy

Asset Allocation	Percentage of Net Assets
Repurchase Agreement	90.0%
Net Other Assets (Liabilities)^	10.0
Total	100.0%

Transamerica Global Multifactor Macro

Asset Allocation	Percentage of Net Assets
Short-Term Investment Companies	91.3%
Net Other Assets (Liabilities)^	8.7
Total	100.0%

Transamerica Managed Futures Strategy

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Obligations	87.3%
Short-Term Investment Companies	5.3
Net Other Assets (Liabilities)^	7.4
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 90.0%
State Street Bank & Trust Co. 0.03% (A), dated 04/29/2016, to be repurchased at $32,278,229 on 05/02/2016. Collateralized by U.S. Government Obligations, 2.00% - 2.25%, due 11/30/2020 - 07/31/2021, and with a total value of $32,933,307.	$ 32,278,155	32,278,155

Total Repurchase Agreement (Cost $32,278,155)		32,278,155

Total Investments (Cost $32,278,155) (B)		32,278,155
Net Other Assets (Liabilities) - 10.0%		3,576,227

Net Assets - 100.0%		$ 35,854,382

OVER-THE-COUNTER SWAP AGREEMENTS: (C)

Total Return Swap Agreements - Receivable (D)
Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Bloomberg Commodity Index 3-Month Forward (E)	MBL	0.19%	08/15/2016	31,254	$(756)	$—	$(756)
Bloomberg Commodity Index 3-Month Forward (E)	UBS	0.20	08/26/2016	69,091	(1,759)	—	(1,759)
Bloomberg Commodity Index 3-Month Forward (E)	BOA	0.20	10/13/2016	82,296	(1,409)	—	(1,409)

Total					$(3,924)	$—	$(3,924)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Repurchase Agreement	$—	$32,278,155	$—	$32,278,155

Total Investments	$—	$32,278,155	$—	$32,278,155

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(3,924)	$—	$(3,924)

Total Other Financial Instruments	$—	$(3,924)	$—	$(3,924)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $32,278,155.
(C)	Cash in the amount of $1,405,575 has been segregated by the custodian as collateral for open over-the-counter swap agreements contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(E)	Illiquid derivative. At April 30, 2016, total aggregate value of illiquid derivatives is $(3,924), representing less than (0.1)% of the Fund’s net assets.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
MBL	Macquarie Bank, Ltd.
UBS	UBS AG

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 91.3%
Money Market Funds - 91.3%
BlackRock Liquidity Funds T-Fund Portfolio	17,982,417	$ 17,982,417
Dreyfus Treasury Cash Management	72,432,974	72,432,974
UBS Select Treasury Preferred	90,541,217	90,541,217

Total Short-Term Investment Companies (Cost $180,956,608)		180,956,608

Total Investments (Cost $180,956,608) (A)		180,956,608
Net Other Assets (Liabilities) - 8.7%		17,287,736

Net Assets - 100.0%		$ 198,244,344

CENTRALLY CLEARED SWAP AGREEMENTS: (B)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	2.00%	09/13/2018	AUD	130,600,000	$(6,872)	$(74,051)	$67,179
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	130,600,000	(6,873)	(48,730)	41,857
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,720,000	(143)	2,819	(2,962)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,720,000	(143)	3,351	(3,494)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	53,890,000	(2,836)	—	(2,836)
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	18,630,000	(980)	—	(980)
3-Month CAD-CDOR	0.50	09/17/2018	CAD	66,580,000	587,552	192,280	395,272
3-Month CAD-CDOR	0.50	09/17/2018	CAD	39,950,000	352,549	129,824	222,725
3-Month CAD-CDOR	0.50	09/17/2018	CAD	26,630,000	235,003	97,960	137,043
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,480,000	21,886	10,704	11,182
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,740,000	24,180	15,626	8,554
3-Month CAD-CDOR	0.50	09/17/2018	CAD	6,690,000	59,037	38,782	20,255
3-Month CAD-CDOR	0.50	09/17/2018	CAD	72,000,000	635,383	388,975	246,408
3-Month CAD-CDOR	0.50	09/17/2018	CAD	16,190,000	142,873	87,467	55,406
3-Month CAD-CDOR	0.50	09/17/2018	CAD	3,360,000	29,651	17,877	11,774
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,710,000	23,916	15,902	8,014
3-Month CAD-CDOR	0.50	09/17/2018	CAD	37,570,000	331,546	261,658	69,888
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,610,000	23,032	18,177	4,855
3-Month CAD-CDOR	1.50	09/14/2026	CAD	600,000	11,448	5,728	5,720
3-Month CAD-CDOR	1.50	09/14/2026	CAD	4,430,000	84,520	26,984	57,536
3-Month NZD-BKBM	2.50	09/12/2018	NZD	19,220,000	(60,664)	(12,088)	(48,576)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	21,350,000	(67,386)	(10,531)	(56,855)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	16,160,000	(51,005)	(38,338)	(12,667)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	7,160,000	(22,599)	(21,276)	(1,323)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	175,180,000	(552,914)	(452,568)	(100,346)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	87,630,000	(276,583)	—	(276,583)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	13,980,000	(44,125)	—	(44,125)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	87,590,000	(276,457)	(201,903)	(74,554)
3-Month NZD-BKBM	3.00	09/16/2026	NZD	9,280,000	24,893	11,388	13,505
3-Month NZD-BKBM	3.00	09/16/2026	NZD	2,280,000	6,116	14,866	(8,750)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	13,470,000	(368,962)	(228,420)	(140,542)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	1,030,000	(28,213)	(31,401)	3,188
3-Month NZD-BKBM	3.50	09/16/2026	NZD	13,360,000	(365,948)	(198,799)	(167,149)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	13,470,000	(368,961)	(258,110)	(110,851)
3-Month NZD-BKBM	3.50	09/16/2026	NZD	19,920,000	(545,636)	(434,923)	(110,713)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	286,210,000	(485,658)	(453,663)	(31,995)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	20,550,000	16,450	12,631	3,819
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	636,350,000	—	(38)	38
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	16,270,000	13,024	10,961	2,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements - Fixed Rate Payable (continued)
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month SEK-STIBOR-SIDE	1.50%	09/16/2026	SEK	3,670,000	$(6,170)	$(8,802)	$2,632
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	136,800,000	(230,001)	(369,907)	139,906
3-Month USD-LIBOR	1.00	09/21/2018	USD	33,340,000	12,068	(97,821)	109,889
3-Month USD-LIBOR	1.50	09/21/2018	USD	32,990,000	(314,726)	(342,510)	27,784
3-Month USD-LIBOR	1.50	09/21/2018	USD	27,160,000	(259,108)	(272,390)	13,282
3-Month USD-LIBOR	1.50	09/21/2018	USD	16,830,000	(160,559)	(165,106)	4,547
3-Month USD-LIBOR	1.50	09/21/2018	USD	32,160,000	(306,808)	(315,496)	8,688
3-Month USD-LIBOR	1.50	09/21/2018	USD	4,570,000	(43,598)	(44,832)	1,234
3-Month USD-LIBOR	1.50	09/21/2018	USD	8,600,000	(82,044)	(70,365)	(11,679)
3-Month USD-LIBOR	1.50	09/21/2018	USD	29,060,000	(277,234)	(140,125)	(137,109)
3-Month USD-LIBOR	1.50	09/21/2018	USD	54,340,000	(518,406)	(366,511)	(151,895)
3-Month USD-LIBOR	1.50	09/21/2018	USD	77,960,000	(743,742)	(621,579)	(122,163)
3-Month USD-LIBOR	1.50	09/21/2018	USD	16,830,000	(160,559)	(135,387)	(25,172)
3-Month USD-LIBOR	1.75	09/21/2020	USD	18,270,000	(366,812)	(259,910)	(106,902)
3-Month USD-LIBOR	2.25	09/21/2026	USD	450,000	(20,251)	(18,192)	(2,059)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	1,060,000	(23,723)	(18,803)	(4,920)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	140,000	(3,133)	(2,647)	(486)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	630,000	(14,100)	(10,145)	(3,955)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	640,000	(14,324)	(8,102)	(6,222)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	1,070,000	(23,948)	(14,997)	(8,951)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	37,500,000	(839,282)	(600,055)	(239,227)
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	25,500,000	(779,894)	(655,071)	(124,823)
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	17,000,000	(519,929)	(437,521)	(82,408)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	59,120,000	71,985	(159,418)	231,403
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	1,970,000	2,399	(3,090)	5,489
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	28,430,000	34,616	19,307	15,309
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	177,180,000	215,736	34,545	181,191
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	3,690,000	4,493	603	3,890
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	1,930,000	2,350	1,871	479
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	1,760,000	(25,088)	(25,954)	866
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	58,530,000	(834,302)	(819,071)	(15,231)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	11,240,000	(160,218)	(155,674)	(4,544)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	15,340,000	(466,399)	(510,763)	44,364
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	380,000	(11,553)	(13,935)	2,382
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	380,000	(11,553)	(13,630)	2,077
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	4,090,000	(124,353)	(99,650)	(24,703)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	7,340,000	(223,166)	(247,645)	24,479
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	23,340,000	(709,632)	(877,181)	167,549
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	10,800,000	(18,639)	(51,634)	32,995
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	28,600,000	(49,358)	(77,050)	27,692
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,440,000	(2,485)	(3,880)	1,395
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,490,000	(2,571)	(763)	(1,808)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,800,000	(3,107)	(7,150)	4,043
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	1,670,000	(2,882)	(4,134)	1,252
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	63,400,000	(109,417)	(146,942)	37,525
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	2,540,000	(4,384)	(9,128)	4,744
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	17,660,000	282,861	(45,668)	328,529
6-Month JPY-LIBOR	0.25	09/18/2018	JPY	5,703,720,000	116,880	70,119	46,761
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	5,703,720,000	116,880	52,163	64,717
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	446,830,000	9,157	8,542	615
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	45,110,000	(3,899)	(3,911)	12
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	929,050,000	(80,300)	(96,223)	15,923
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	1,806,520,000	(156,140)	(213,502)	57,362
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	3,070,240,000	(275,951)	(297,100)	21,149
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	863,230,000	(74,611)	(81,881)	7,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements - Fixed Rate Payable (continued)
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	0.25%	09/16/2026	JPY	1,870,890,000	$(161,704)	$(53,178)	$(108,526)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	328,840,000	(28,422)	(26,977)	(1,445)
6-Month JPY-LIBOR	0.25	09/19/2026	JPY	328,840,000	(28,422)	(27,146)	(1,276)
6-Month NOK-NIBOR	1.00	09/18/2018	NOK	321,860,000	(37,090)	(118,638)	81,548
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	241,390,000	(27,817)	(90,552)	62,735
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	38,870,000	(4,479)	(12,518)	8,039
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	241,400,000	(27,818)	(193,106)	165,288
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	17,500,000	(2,016)	(9,933)	7,917
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	26,050,000	(3,002)	(15,780)	12,778
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	452,090,000	(52,097)	(240,064)	187,967
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	561,320,000	(64,685)	(349,833)	285,148
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,940,000	10,709	2,968	7,741
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,640,000	9,895	11,959	(2,064)

Total					$(9,515,781)	$(10,977,778)	$1,461,997

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	2.00%	09/13/2018	AUD	2,840,000	$150	$(3,005)	$3,155
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	4,850,000	255	(6,997)	7,252
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	4,330,000	228	(9,341)	9,569
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	2,740,000	144	(6,001)	6,145
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	166,510,000	8,762	(394,700)	403,462
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	6,230,000	328	(16,922)	17,250
3-Month AUD-BBR-BBSW	2.00	09/13/2018	AUD	740,000	39	(2,010)	2,049
3-Month CAD-CDOR	0.50	09/17/2018	CAD	2,740,000	(24,179)	(12,955)	(11,224)
3-Month CAD-CDOR	0.50	09/17/2018	CAD	20,150,000	(177,819)	(104,912)	(72,907)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	8,540,000	(162,934)	36,484	(199,418)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	580,000	(11,065)	(819)	(10,246)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	560,000	(10,684)	(1,880)	(8,804)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	680,000	(12,974)	(5,916)	(7,058)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	570,000	(10,875)	(10,567)	(308)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	14,230,000	(271,493)	80,956	(352,449)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	5,700,000	(108,750)	14,867	(123,617)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	730,000	(13,928)	(4,166)	(9,762)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	750,000	(14,309)	(8,555)	(5,754)
3-Month CAD-CDOR	1.50	09/14/2026	CAD	1,330,000	(25,375)	(11,995)	(13,380)
3-Month GBP-LIBOR	1.50	09/16/2026	GBP	1,760,000	(28,190)	3,504	(31,694)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	60,370,000	190,543	24,968	165,575
3-Month NZD-BKBM	2.50	09/12/2018	NZD	3,100,000	9,784	13,188	(3,404)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	18,320,000	57,823	56,449	1,374
3-Month NZD-BKBM	2.50	09/12/2018	NZD	40,940,000	129,218	126,147	3,071
3-Month NZD-BKBM	2.50	09/12/2018	NZD	9,760,000	30,805	34,784	(3,979)
3-Month NZD-BKBM	2.50	09/12/2018	NZD	59,150,000	186,693	2,465	184,228
3-Month NZD-BKBM	2.50	09/12/2018	NZD	60,380,000	190,575	53,863	136,712
3-Month NZD-BKBM	2.50	09/12/2018	NZD	175,270,000	553,198	452,801	100,397
3-Month NZD-BKBM	2.50	09/12/2018	NZD	27,950,000	88,217	72,207	16,010
3-Month NZD-BKBM	2.50	09/12/2018	NZD	175,180,000	552,915	521,007	31,908
3-Month NZD-BKBM	3.50	09/16/2026	NZD	4,420,000	121,070	73,060	48,010
3-Month NZD-BKBM	3.50	09/16/2026	NZD	4,590,000	125,726	86,459	39,267
3-Month NZD-BKBM	3.50	09/16/2026	NZD	3,690,000	101,074	59,078	41,996
3-Month NZD-BKBM	3.50	09/16/2026	NZD	1,690,000	46,291	33,597	12,694
3-Month NZD-BKBM	3.50	09/16/2026	NZD	19,920,000	545,635	381,203	164,432
3-Month NZD-BKBM	3.50	09/16/2026	NZD	19,920,000	545,635	384,885	160,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements - Fixed Rate Receivable (continued)
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month SEK-STIBOR-SIDE	0.50%	09/19/2018	SEK	18,430,000	$(14,752)	$(8,996)	$(5,756)
3-Month SEK-STIBOR-SIDE	0.50	09/19/2018	SEK	636,350,000	(509,370)	(397,194)	(112,176)
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	6,150,000	10,340	18,095	(7,755)
3-Month SEK-STIBOR-SIDE	1.50	09/16/2026	SEK	61,580,000	103,534	102,823	711
3-Month USD-LIBOR	1.50	09/21/2018	USD	370,000	3,529	2,758	771
3-Month USD-LIBOR	1.50	09/21/2018	USD	11,150,000	106,372	117,820	(11,448)
3-Month USD-LIBOR	1.50	09/21/2018	USD	21,170,000	201,963	178,708	23,255
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,250,000	21,465	18,993	2,472
3-Month USD-LIBOR	1.50	09/21/2018	USD	550,000	5,247	4,089	1,158
3-Month USD-LIBOR	1.50	09/21/2018	USD	2,190,000	20,893	16,471	4,422
3-Month USD-LIBOR	1.50	09/21/2018	USD	30,510,000	291,067	244,395	46,672
3-Month USD-LIBOR	2.00	09/21/2026	USD	6,900,000	148,452	211,412	(62,960)
3-Month USD-LIBOR	2.25	09/21/2026	USD	6,840,000	307,801	344,479	(36,678)
3-Month USD-LIBOR	2.25	09/21/2026	USD	5,570,000	250,651	282,048	(31,397)
3-Month USD-LIBOR	2.25	09/21/2026	USD	880,000	39,600	44,329	(4,729)
3-Month USD-LIBOR	2.25	09/21/2026	USD	6,350,000	285,752	185,446	100,306
3-Month USD-LIBOR	2.25	09/21/2026	USD	11,650,000	524,253	414,830	109,423
3-Month USD-LIBOR	2.25	09/21/2026	USD	3,420,000	153,901	138,747	15,154
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	850,000	19,023	18,737	286
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	29,130,000	651,954	687,829	(35,875)
6-Month AUD-BBR-BBSW	3.00	09/10/2026	AUD	29,120,000	651,731	629,529	22,202
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	500,000	(11,503)	(11,815)	312
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	5,570,000	170,353	145,090	25,263
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	480,000	14,680	16,412	(1,732)
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	35,160,000	1,075,335	1,267,953	(192,618)
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	12,310,000	(283,187)	(190,421)	(92,766)
6-Month CHF-LIBOR	0.25	09/16/2026	CHF	510,000	(11,732)	(9,817)	(1,915)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	128,090,000	(155,963)	106,950	(262,913)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	85,400,000	(103,984)	71,221	(175,205)
6-Month CHF-LIBOR	0.75	09/19/2018	CHF	4,430,000	(5,394)	—	(5,394)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	73,820,000	1,052,250	946,389	105,861
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	2,310,000	32,927	32,935	(8)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	1,960,000	27,938	28,692	(754)
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	19,270,000	274,680	239,979	34,701
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	36,180,000	515,719	486,413	29,306
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	113,520,000	1,618,144	1,481,239	136,905
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	143,590,000	2,046,770	2,007,669	39,101
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	980,000	13,969	13,803	166
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	1,470,000	20,954	20,902	52
6-Month EUR-EURIBOR	0.50	09/19/2018	EUR	2,130,000	30,361	31,536	(1,175)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	360,000	10,945	15,056	(4,111)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	11,800,000	358,768	474,269	(115,501)
6-Month EUR-EURIBOR	1.00	09/16/2026	EUR	1,920,000	58,376	49,941	8,435
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	85,050,000	146,780	374,754	(227,974)
6-Month GBP-LIBOR	1.00	09/19/2018	GBP	58,280,000	100,580	209,488	(108,908)
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	(4,965)	(2,460)	(2,505)
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	(4,965)	(6,086)	1,121
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	(4,966)	(1,450)	(3,516)
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	310,000	(4,965)	2,399	(7,364)
6-Month GBP-LIBOR	1.50	09/16/2026	GBP	13,700,000	(219,433)	(31,344)	(188,089)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	221,020,000	(4,529)	(3,147)	(1,382)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	4,652,010,000	(95,328)	(65,764)	(29,564)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	4,776,080,000	(97,871)	(53,446)	(44,425)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	9,187,160,000	(188,263)	(102,809)	(85,454)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	446,830,000	—	122	(122)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (B)

Interest Rate Swap Agreements - Fixed Rate Receivable (continued)
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	0.25%	09/19/2018	JPY	15,975,660,000	$(327,372)	$(173,943)	$(153,429)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	4,431,110,000	(90,802)	(23,192)	(67,610)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	7,553,230,000	(154,780)	(109,286)	(45,494)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	9,258,540,000	(189,725)	(242,193)	52,468
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	1,713,360,000	(35,110)	(28,859)	(6,251)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	1,713,350,000	(35,110)	(28,679)	(6,431)
6-Month JPY-LIBOR	0.25	09/19/2018	JPY	22,265,360,000	(456,260)	—	(456,260)
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	1,065,560,000	92,098	40,071	52,027
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	1,065,560,000	92,098	83,745	8,353
6-Month JPY-LIBOR	0.25	09/16/2026	JPY	86,170,000	7,448	6,084	1,364
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	16,570,000	1,909	5,336	(3,427)
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	32,770,000	3,777	5,743	(1,966)
6-Month NOK-NIBOR	1.00	09/19/2018	NOK	106,630,000	12,288	66,485	(54,197)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	67,990,000	(184,807)	(127,672)	(57,135)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	50,990,000	(138,598)	(97,195)	(41,403)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	50,990,000	(138,599)	(96,349)	(42,250)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	5,080,000	(13,809)	(7,356)	(6,453)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,790,000	(10,302)	(4,591)	(5,711)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	3,680,000	(10,003)	(250)	(9,753)
6-Month NOK-NIBOR	1.50	09/16/2026	NOK	96,480,000	(262,248)	(572)	(261,676)

Total					$10,420,513	$11,978,559	$(1,558,046)

OVER-THE-COUNTER SWAP AGREEMENTS: (C) (D)

Total Return Swap Agreements – Payable (E)
Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	BOA	06/30/2016	697,000	$(159,608)	$—	$(159,608)
10-Year Canada Government Bond Futures	BOA	06/21/2016	212,000	207,636	—	207,636
10-Year U.K. Gilt Futures	BOA	06/28/2016	160,000	307,263	—	307,263
Brent Crude Oil Futures	CITI	05/30/2016	1,000	(3,508)	—	(3,508)
Corn Futures	BOA	06/24/2016	75,000	(17,087)	—	(17,087)
Corn Futures	CITI	06/24/2016	225,000	(64,337)	—	(64,337)
MSCI Poland Index Futures	GSC	06/15/2016	8	(15)	—	(15)
MSCI Poland Index Futures	GSC	06/15/2016	8,548	(5,368)	—	(5,368)
MSCI Poland Index Futures	GSC	06/15/2016	3,536	(1,461)	—	(1,461)
Soybean Futures	BOA	06/24/2016	55,000	(43,325)	—	(43,325)
Soybean Meal Futures	BOA	06/24/2016	4,000	(211,840)	—	(211,840)
Soybean Meal Futures	CITI	06/24/2016	1,000	(49,133)	—	(49,133)
Soybean Oil Futures	BOA	06/24/2016	240,000	2,856	—	2,856
Soybean Oil Futures	CITI	06/24/2016	360,000	4,428	—	4,428
Swiss Market Index Futures	BOA	06/17/2016	1,390	299,937	—	299,937
TAIEX Futures	BOA	05/18/2016	600	3,100	—	3,100
Wheat Futures	BOA	06/24/2016	5,000	(1,250)	—	(1,250)
Wheat Futures	CITI	06/24/2016	95,000	(28,522)	—	(28,522)
WTI Crude Futures	CITI	05/19/2016	1,000	(7,780)	—	(7,780)

Total				$231,986	$—	$231,986

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (C) (D)

Total Return Swap Agreements - Receivable (E)
Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Italy Government Bond Futures	BOA	06/08/2016	66,000	$(57,005)	$—	$(57,005)
10-Year Japan Government Bond Futures	BOA	06/13/2016	2,000,000	399	—	399
10-Year U.S. Treasury Note Futures	BOA	06/21/2016	488,000	261,378	—	261,378
BIST 30 Index Futures	GSC	06/30/2016	100	(44)	—	(44)
BIST 30 Index Futures	BOA	06/30/2016	1,700	(805)	—	(805)
BM&F Bovespa Index Futures	BOA	06/15/2016	75	36,177	—	36,177
German Euro Bund Futures	BOA	06/08/2016	78,000	(183,992)	—	(183,992)
HSCEI China Index Futures	BOA	05/30/2016	2,600	(57,922)	—	(57,922)
KOSPI 200 Index Futures	BOA	06/09/2016	4,000,000	10,610	—	10,610
MSCI Brazil Index Futures	GSC	06/15/2016	819	(8,731)	—	(8,731)
MSCI Brazil Index Futures	GSC	06/15/2016	1,853	(2,845)	—	(2,845)
MSCI Brazil Index Futures	GSC	06/15/2016	5,477	(16,081)	—	(16,081)
MSCI Brazil Index Futures	GSC	06/15/2016	376	(6,008)	—	(6,008)
MSCI Singapore Index Futures	GSC	06/15/2016	1	(35)	—	(35)
MSCI Taiwan Index Futures	BOA	05/30/2016	4,600	(53,428)	—	(53,428)
MSCI Turkey Index Futures	GSC	06/15/2016	32	994	—	994
Tel Aviv 25 Index Futures	BOA	05/27/2016	1,100	(16,997)	—	(16,997)
WIG 20 Index Futures	BOA	06/17/2016	280	(2,631)	—	(2,631)

Total				$(96,966)	$—	$(96,966)

FUTURES CONTRACTS: (F)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	1	05/11/2016	$4,422	$—
3-Month Aluminum	Short	(1)	05/11/2016	—	(4,611)
3-Month Aluminum	Long	2	05/12/2016	8,753	—
3-Month Aluminum	Short	(2)	05/12/2016	—	(8,220)
3-Month Aluminum	Long	10	05/24/2016	31,131	—
3-Month Aluminum	Short	(10)	05/24/2016	—	(33,290)
3-Month Aluminum	Long	4	06/03/2016	8,735	—
3-Month Aluminum	Short	(4)	06/03/2016	—	(8,728)
3-Month Aluminum	Long	5	06/09/2016	14,420	—
3-Month Aluminum	Short	(5)	06/09/2016	—	(13,748)
3-Month Aluminum	Long	3	06/14/2016	9,980	—
3-Month Aluminum	Short	(3)	06/14/2016	—	(9,910)
3-Month Aluminum	Long	4	06/16/2016	16,943	—
3-Month Aluminum	Short	(4)	06/16/2016	—	(16,652)
3-Month Aluminum	Long	1	06/30/2016	4,734	—
3-Month Aluminum	Short	(1)	06/30/2016	—	(4,609)
3-Month Aluminum	Long	8	07/05/2016	28,774	—
3-Month Aluminum	Short	(8)	07/05/2016	—	(28,717)
3-Month Aluminum	Long	1	07/06/2016	4,283	—
3-Month Aluminum	Short	(1)	07/06/2016	—	(4,331)
3-Month Aluminum	Long	3	07/07/2016	13,091	—
3-Month Aluminum	Short	(3)	07/07/2016	—	(13,189)
3-Month Aluminum	Long	8	07/11/2016	33,800	—
3-Month Aluminum	Short	(8)	07/11/2016	—	(34,762)
3-Month Aluminum	Long	5	07/12/2016	20,359	—
3-Month Aluminum	Short	(5)	07/12/2016	—	(20,554)
3-Month Aluminum	Long	4	07/13/2016	12,570	—
3-Month Aluminum	Short	(4)	07/13/2016	—	(12,704)
3-Month Aluminum	Long	4	07/14/2016	11,923	—
3-Month Aluminum	Short	(4)	07/14/2016	—	(11,916)
3-Month Aluminum	Long	1	07/15/2016	3,234	—
3-Month Aluminum	Short	(1)	07/15/2016	—	(3,294)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FUTURES CONTRACTS (continued): (F)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	1	07/18/2016	$3,070	$—
3-Month Aluminum	Short	(1)	07/18/2016	—	(3,140)
3-Month Aluminum	Long	3	07/19/2016	8,079	—
3-Month Aluminum	Short	(3)	07/19/2016	—	(8,569)
3-Month Aluminum	Long	4	07/20/2016	7,786	—
3-Month Aluminum	Short	(4)	07/20/2016	—	(8,035)
3-Month Aluminum	Long	3	07/21/2016	3,580	—
3-Month Aluminum	Short	(3)	07/21/2016	—	(3,111)
3-Month Aluminum	Long	13	07/25/2016	10,567	—
3-Month Aluminum	Short	(13)	07/25/2016	—	(9,974)
3-Month Aluminum	Long	8	07/27/2016	7,161	—
3-Month Aluminum	Short	(8)	07/27/2016	—	(5,578)
3-Month Copper (G)	Long	1	05/03/2016	9,404	—
3-Month Copper (G)	Short	(1)	05/03/2016	—	(8,965)
3-Month Copper	Long	3	05/24/2016	34,413	—
3-Month Copper	Short	(3)	05/24/2016	—	(34,123)
3-Month Copper	Long	1	06/03/2016	5,915	—
3-Month Copper	Short	(1)	06/03/2016	—	(6,018)
3-Month Copper	Long	1	06/16/2016	2,823	—
3-Month Copper	Short	(1)	06/16/2016	—	(2,751)
3-Month Copper	Long	4	07/05/2016	25,212	—
3-Month Copper	Short	(4)	07/05/2016	—	(24,110)
3-Month Copper	Long	7	07/15/2016	45,285	—
3-Month Copper	Short	(7)	07/15/2016	—	(46,042)
3-Month Copper	Long	1	07/18/2016	6,359	—
3-Month Copper	Short	(1)	07/18/2016	—	(6,878)
3-Month Copper	Long	2	07/19/2016	10,397	—
3-Month Copper	Short	(2)	07/19/2016	—	(11,195)
3-Month Copper	Long	4	07/20/2016	11,463	—
3-Month Copper	Short	(4)	07/20/2016	—	(12,310)
3-Month Copper	Long	2	07/25/2016	2,619	—
3-Month Copper	Short	(2)	07/25/2016	—	(2,142)
3-Month Nickel	Long	1	07/12/2016	4,853	—
3-Month Nickel	Short	(1)	07/12/2016	—	(4,549)
3-Month Nickel	Long	1	07/13/2016	2,982	—
3-Month Nickel	Short	(1)	07/13/2016	—	(2,881)
3-Month Nickel	Long	4	07/14/2016	12,553	—
3-Month Nickel	Short	(4)	07/14/2016	—	(12,720)
3-Month Nickel	Long	2	07/20/2016	2,258	—
3-Month Nickel	Short	(2)	07/20/2016	—	(2,585)
3-Month Nickel	Long	2	07/25/2016	4,239	—
3-Month Nickel	Short	(2)	07/25/2016	—	(4,252)
3-Month Zinc	Long	1	06/03/2016	2,511	—
3-Month Zinc	Short	(1)	06/03/2016	—	(2,338)
3-Month Zinc	Long	1	06/14/2016	3,308	—
3-Month Zinc	Short	(1)	06/14/2016	—	(3,101)
3-Month Zinc	Long	1	07/05/2016	2,911	—
3-Month Zinc	Short	(1)	07/05/2016	—	(2,687)
3-Month Zinc	Long	1	07/07/2016	4,307	—
3-Month Zinc	Short	(1)	07/07/2016	—	(4,556)
3-Month Zinc	Long	2	07/11/2016	9,133	—
3-Month Zinc	Short	(2)	07/11/2016	—	(9,250)
3-Month Zinc	Long	3	07/12/2016	11,031	—
3-Month Zinc	Short	(3)	07/12/2016	—	(11,191)
3-Month Zinc	Long	3	07/13/2016	5,256	—
3-Month Zinc	Short	(3)	07/13/2016	—	(5,632)
3-Month Zinc	Long	5	07/14/2016	8,080	—
3-Month Zinc	Short	(5)	07/14/2016	—	(8,208)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FUTURES CONTRACTS (continued): (F)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Zinc	Long	1	07/19/2016	$692	$—
3-Month Zinc	Short	(1)	07/19/2016	—	(626)
3-Month Zinc	Long	3	07/20/2016	574	—
3-Month Zinc	Short	(3)	07/20/2016	—	(684)
3-Month Zinc	Long	1	07/25/2016	1,298	—
3-Month Zinc	Short	(1)	07/25/2016	—	(1,285)
3-Month Zinc	Long	2	07/27/2016	2,273	—
3-Month Zinc	Short	(2)	07/27/2016	—	(1,795)
10-Year Australia Treasury Bond	Short	(252)	06/15/2016	—	(222,424)
10-Year Canada Government Bond	Short	(4)	06/21/2016	—	(717)
10-Year Japan Government Bond	Long	36	06/13/2016	—	(78,114)
10-Year Japan Government Bond Mini	Long	103	06/10/2016	—	(1,745)
10-Year U.S. Treasury Note	Long	77	06/21/2016	—	(7,698)
Aluminum	Long	73	06/13/2016	186,251	—
Aluminum	Short	(32)	06/13/2016	—	(90,940)
Amsterdam Index	Long	7	05/20/2016	7,199	—
BIST 30 Index	Long	106	06/30/2016	—	(3,891)
Brent Crude Oil	Short	(34)	05/31/2016	—	(146,484)
CAC 40 Index	Short	(194)	05/20/2016	146,962	—
Copper	Long	21	06/13/2016	108,542	—
Copper	Short	(5)	06/13/2016	—	(28,303)
DAX® Index	Long	13	06/17/2016	—	(75,066)
EURO STOXX 50® Index	Long	19	06/17/2016	—	(18,669)
FTSE 100 Index	Long	151	06/17/2016	118,155	—
FTSE Bursa Malaysia KLCI	Long	1	05/31/2016	—	(378)
FTSE JSE Top 40 Index	Short	(12)	06/15/2016	—	(4,415)
FTSE MIB Index	Short	(52)	06/17/2016	—	(353,493)
German Euro Bund	Long	128	06/08/2016	—	(208,584)
Gold 100 oz	Long	11	06/28/2016	40,163	—
H-Shares Index	Long	3	05/30/2016	—	(516)
Hang Seng Index	Short	(41)	05/30/2016	70,477	—
IBEX 35 Index	Long	120	05/20/2016	677,996	—
KOSPI 200 Index	Long	1	06/09/2016	610	—
Mexican Bolsa Index	Long	3	06/17/2016	231	—
MSCI Singapore Index	Short	(206)	05/30/2016	81,645	—
MSCI Taiwan Index	Short	(7)	05/30/2016	7,124	—
Natural Gas	Short	(82)	05/26/2016	—	(95,126)
New York Harbor ULSD	Long	2	05/31/2016	18,083	—
Nickel	Long	14	06/13/2016	40,871	—
Nickel	Short	(2)	06/13/2016	—	(11,832)
OMX Stockholm 30 Index	Long	398	05/20/2016	—	(53,406)
RBOB Gasoline	Long	4	05/31/2016	20,968	—
S&P 500® E-Mini	Long	238	06/17/2016	174,999	—
S&P/ASX 200 Index	Short	(142)	06/16/2016	—	(323,419)
S&P/TSX 60 Index	Short	(70)	06/16/2016	—	(372,133)
SET 50 Index	Long	74	06/29/2016	1,159	—
SGX CNX Nifty Index	Short	(4)	05/26/2016	663	—
Silver	Long	6	07/27/2016	17,365	—
Soybean Oil	Short	(119)	07/14/2016	72,014	—
TOPIX Index	Short	(21)	06/09/2016	—	(88,058)
U.K. Gilt	Short	(71)	06/28/2016	118,216	—
WTI Crude	Short	(7)	05/20/2016	—	(19,124)
Zinc	Long	24	06/13/2016	50,927	—
Zinc	Short	(17)	06/13/2016	—	(50,292)

Total				$2,460,164	$(2,755,343)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/15/2016	AUD	25,136,000	USD	19,186,483	$133,842	$(245,129)
CITI	06/15/2016	BRL	46,620,019	USD	12,522,269	831,216	—
CITI	06/15/2016	CAD	22,274,000	USD	17,061,863	690,729	—
CITI	06/15/2016	CHF	780,000	USD	805,943	8,794	—
CITI	06/15/2016	CLP	1,220,000,000	USD	1,756,433	82,530	—
CITI	06/15/2016	COP	11,500,000,000	USD	3,767,503	241,224	—
CITI	06/15/2016	CZK	123,200,000	USD	5,087,527	134,299	—
CITI	06/15/2016	EUR	31,709,000	USD	35,710,962	648,960	—
CITI	06/15/2016	GBP	6,683,000	USD	9,500,699	265,476	—
CITI	06/15/2016	HKD	1,064,000	USD	137,237	—	(10)
CITI	06/15/2016	HUF	671,415,000	USD	2,374,329	88,722	—
CITI	06/15/2016	IDR	9,200,000,000	USD	688,402	4,517	(537)
CITI	06/15/2016	ILS	6,170,000	USD	1,600,985	51,686	—
CITI	06/15/2016	INR	94,375,000	USD	1,387,896	22,317	—
CITI	06/15/2016	JPY	2,706,628,000	USD	23,944,815	1,525,267	—
CITI	06/15/2016	KRW	5,427,345,000	USD	4,607,298	152,695	—
CITI	06/15/2016	MXN	149,252,000	USD	8,382,355	254,763	(1,760)
CITI	06/15/2016	MYR	19,340,000	USD	4,815,073	126,269	(8,549)
CITI	06/15/2016	NOK	77,674,000	USD	9,361,969	282,679	—
CITI	06/15/2016	NZD	5,453,000	USD	3,574,340	223,780	—
CITI	06/15/2016	PLN	8,918,000	USD	2,295,459	43,964	(5,167)
CITI	06/15/2016	SEK	300,374,000	USD	35,959,785	1,507,300	—
CITI	06/15/2016	SGD	2,250,000	USD	1,596,858	74,365	—
CITI	06/15/2016	TRY	10,792,000	USD	3,601,909	206,035	—
CITI	06/15/2016	TWD	6,000,000	USD	183,095	3,018	—
CITI	06/15/2016	USD	11,914,916	AUD	16,282,000	13,190	(454,351)
CITI	06/15/2016	USD	8,024,917	BRL	30,970,500	—	(846,038)
CITI	06/15/2016	USD	10,229,058	CAD	13,822,000	—	(787,209)
CITI	06/15/2016	USD	3,804,815	CHF	3,760,000	—	(122,631)
CITI	06/15/2016	USD	149,120	CLP	100,000,000	—	(1,615)
CITI	06/15/2016	USD	556,402	COP	1,810,000,000	—	(74,537)
CITI	06/15/2016	USD	1,016,024	CZK	24,900,000	—	(39,362)
CITI	06/15/2016	USD	21,924,115	EUR	19,661,000	—	(620,665)
CITI	06/15/2016	USD	40,611,492	GBP	28,561,000	—	(1,126,009)
CITI	06/15/2016	USD	175,463	HKD	1,364,000	1	(457)
CITI	06/15/2016	USD	2,665,818	HUF	740,050,000	—	(49,019)
CITI	06/15/2016	USD	1,554,027	ILS	6,000,000	—	(53,108)
CITI	06/15/2016	USD	3,115,096	INR	213,574,000	291	(76,556)
CITI	06/15/2016	USD	26,699,397	JPY	2,958,137,000	—	(1,137,450)
CITI	06/15/2016	USD	7,102,699	KRW	8,254,814,000	5,568	(142,666)
CITI	06/15/2016	USD	5,191,725	MXN	93,058,000	—	(192,383)
CITI	06/15/2016	USD	796,221	MYR	3,300,000	—	(45,466)
CITI	06/15/2016	USD	29,080,390	NOK	248,902,000	—	(1,825,350)
CITI	06/15/2016	USD	6,262,104	NZD	9,344,000	—	(246,174)
CITI	06/15/2016	USD	1,606,274	PHP	76,100,000	2,380	(14,986)
CITI	06/15/2016	USD	4,919,333	PLN	19,117,000	8,112	(92,588)
CITI	06/15/2016	USD	1,563,890	SEK	12,792,000	—	(31,718)
CITI	06/15/2016	USD	8,631,178	SGD	11,830,000	—	(155,739)
CITI	06/15/2016	USD	6,998,205	TWD	228,000,000	1,060	(75,146)
CITI	06/15/2016	USD	3,113,707	ZAR	49,331,000	—	(318,802)
CITI	06/15/2016	ZAR	67,902,000	USD	4,519,702	205,000	—

Total						$7,840,049	$(8,791,177)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$180,956,608	$—	$—	$180,956,608

Total Investments	$180,956,608	$—	$—	$180,956,608

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$18,574,871	$—	$18,574,871
Over-the-Counter Total Return Swap Agreements	—	1,134,778	—	1,134,778
Futures Contracts (I)	2,450,760	9,404	—	2,460,164
Forward Foreign Currency Contracts (I)	—	7,840,049	—	7,840,049

Total Other Financial Instruments	$2,450,760	$27,559,102	$—	$30,009,862

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(17,670,139)	$—	$(17,670,139)
Over-the-Counter Total Return Swap Agreements	—	(999,758)	—	(999,758)
Futures Contracts (I)	(2,746,378)	(8,965)	—	(2,755,343)
Forward Foreign Currency Contracts (I)	—	(8,791,177)	—	(8,791,177)

Total Other Financial Instruments	$(2,746,378)	$(27,470,039)	$—	$(30,216,417)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Aggregate cost for federal income tax purposes is $180,956,608.
(B)	Cash in the amount of $5,186,019 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(C)	Cash in the amount of $4,041,457 has been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(D)	Cash in the amount of $369,344 has been segregated by the broker as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(E)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(F)	Cash in the amount of $9,924,507 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of derivatives is $0, representing less than 0.1% of the Fund’s net assets.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CURRENCY ABBREVIATIONS (continued):

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CITI	Citigroup, Inc.
GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index
WTI	West Texas Intermediate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 87.3%
U.S. Treasury Bill
0.33% (A), 05/19/2016	$ 189,005,500	$ 188,991,702
0.34% (A), 05/26/2016	8,300,000	8,299,087
0.35% (A), 05/26/2016	30,087,000	30,083,691
0.37% (A), 07/21/2016	2,300,000	2,299,041
0.38% (A), 07/21/2016	2,610,000	2,608,912
0.41% (A), 08/18/2016	2,300,000	2,298,263
0.42% (A), 08/18/2016	6,250,000	6,245,281

Total Short-Term U.S. Government Obligations (Cost $240,795,567)		240,825,977

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 5.3%
Money Market Funds - 5.3%
BlackRock Liquidity Funds T-Fund Portfolio	1,466,544	$ 1,466,544
Dreyfus Treasury Cash Management	5,866,173	5,866,173
UBS Select Treasury Preferred	7,332,716	7,332,716

Total Short-Term Investment Companies (Cost $14,665,433)		14,665,433

Total Investments (Cost $255,461,000) (B)		255,491,410
Net Other Assets (Liabilities) - 7.4%		20,556,878

Net Assets - 100.0%		$ 276,048,288

OVER-THE-COUNTER SWAP AGREEMENTS: (C)

Total Return Swap Agreements - Payable (D)
Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BM&F Bovespa Index Futures	BOA	06/15/2016	20	$(15,311)	$—	$(15,311)
Coffee Futures	CITI	06/10/2016	262,500	1,040	—	1,040
HG Copper Futures	CITI	06/30/2016	125,000	(3,529)	—	(3,529)
Palladium Futures	CITI	05/31/2016	500	(62,295)	—	(62,295)
Swiss Market Index Futures	BOA	06/17/2016	430	92,786	—	92,786
Wheat Futures	CITI	06/24/2016	325,000	(89,795)	—	(89,795)
Wheat Futures	DUB	06/27/2016	90,000	(7,590)	—	(7,590)
Wheat Futures	CITI	06/27/2016	70,000	(7,748)	—	(7,748)

Total				$(92,442)	$—	$(92,442)

Total Return Swap Agreements - Receivable (D)
Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	06/30/2016	512,000	$(20,325)	$—	$(20,325)
5-Year U.S. Treasury Note Futures	BOA	06/30/2016	215,000	(13,618)	—	(13,618)
10-Year Italy Government Bond Futures	BOA	06/08/2016	21,000	(10,217)	—	(10,217)
Aluminum Futures	CITI	06/13/2016	25	381	—	381
Cocoa Futures	CITI	06/03/2016	120	3,524	—	3,524
Cocoa Futures	CITI	06/30/2016	30	1,337	—	1,337
Cotton No. 2 Futures	CITI	06/10/2016	300,000	(485)	—	(485)
Euro OAT Futures	BOA	06/08/2016	91,000	(155,533)	—	(155,533)
German Euro BOBL Futures	BOA	06/08/2016	235,000	(170,751)	—	(170,751)
German Euro Schatz Futures	BOA	06/08/2016	237,000	(64,696)	—	(64,696)
Gold Futures	BOA	05/31/2016	1,400	55,380	—	55,380
Hang Seng Index Futures	BOA	05/30/2016	300	(18,857)	—	(18,857)
Hang Seng Index Futures	GSC	05/30/2016	200	(13,013)	—	(13,013)
HSCEI China Index Futures	BOA	05/30/2016	100	(2,157)	—	(2,157)
HSCEI China Index Futures	GSC	05/30/2016	200	(3,945)	(3)	(3,942)
Platinum Futures	DUB	06/30/2016	100	2,880	—	2,880
RBOB Gasoline Futures	BOA	05/27/2016	126,000	2,722	—	2,722
Silver Futures	BOA	06/30/2016	10,000	4,800	—	4,800
Soybean Futures	BOA	06/24/2016	520,000	219,050	—	219,050
Soybean Meal Futures	BOA	06/24/2016	5,400	25,770	—	25,770
Soybean Oil Futures	BOA	06/24/2016	480,000	(4,896)	—	(4,896)
Soybean Oil Futures	CITI	06/24/2016	3,000,000	(32,400)	—	(32,400)
U.S. Treasury Note Futures	BOA	06/21/2016	20,000	(35,368)	—	(35,368)

Total				$(230,417)	$(3)	$(230,414)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FUTURES CONTRACTS: (E)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum (F)	Long	1	05/03/2016	$3,767	$—
3-Month Aluminum (F)	Short	(1)	05/03/2016	—	(3,909)
3-Month Aluminum	Long	2	05/25/2016	5,247	—
3-Month Aluminum	Short	(2)	05/25/2016	—	(5,017)
3-Month Aluminum	Long	1	06/03/2016	2,519	—
3-Month Aluminum	Short	(1)	06/03/2016	—	(2,278)
3-Month Aluminum	Long	5	06/16/2016	21,179	—
3-Month Aluminum	Short	(5)	06/16/2016	—	(20,815)
3-Month Aluminum	Long	6	06/17/2016	22,813	—
3-Month Aluminum	Short	(6)	06/17/2016	—	(23,335)
3-Month Aluminum	Long	2	06/21/2016	7,693	—
3-Month Aluminum	Short	(2)	06/21/2016	—	(7,990)
3-Month Aluminum	Long	2	06/22/2016	8,758	—
3-Month Aluminum	Short	(2)	06/22/2016	—	(8,817)
3-Month Aluminum	Long	3	06/23/2016	13,849	—
3-Month Aluminum	Short	(3)	06/23/2016	—	(14,089)
3-Month Aluminum	Long	3	06/24/2016	14,355	—
3-Month Aluminum	Short	(3)	06/24/2016	—	(14,772)
3-Month Aluminum	Long	3	06/29/2016	14,305	—
3-Month Aluminum	Short	(3)	06/29/2016	—	(14,538)
3-Month Aluminum	Long	6	06/30/2016	27,576	—
3-Month Aluminum	Short	(6)	06/30/2016	—	(27,027)
3-Month Aluminum	Long	5	07/01/2016	18,008	—
3-Month Aluminum	Short	(5)	07/01/2016	—	(17,946)
3-Month Aluminum	Long	1	07/05/2016	3,780	—
3-Month Aluminum	Short	(1)	07/05/2016	—	(3,640)
3-Month Aluminum	Long	4	07/06/2016	17,133	—
3-Month Aluminum	Short	(4)	07/06/2016	—	(17,323)
3-Month Aluminum	Long	1	07/07/2016	4,363	—
3-Month Aluminum	Short	(1)	07/07/2016	—	(4,396)
3-Month Aluminum	Long	1	07/12/2016	4,106	—
3-Month Aluminum	Short	(1)	07/12/2016	—	(4,212)
3-Month Aluminum	Long	6	07/14/2016	17,885	—
3-Month Aluminum	Short	(6)	07/14/2016	—	(17,874)
3-Month Aluminum	Long	5	07/15/2016	16,171	—
3-Month Aluminum	Short	(5)	07/15/2016	—	(16,471)
3-Month Aluminum	Long	3	07/18/2016	9,209	—
3-Month Aluminum	Short	(3)	07/18/2016	—	(9,421)
3-Month Aluminum	Long	3	07/19/2016	8,079	—
3-Month Aluminum	Short	(3)	07/19/2016	—	(8,569)
3-Month Aluminum	Long	3	07/20/2016	5,840	—
3-Month Aluminum	Short	(3)	07/20/2016	—	(6,026)
3-Month Aluminum	Long	4	07/21/2016	4,773	—
3-Month Aluminum	Short	(4)	07/21/2016	—	(4,148)
3-Month Aluminum	Long	5	07/22/2016	4,287	—
3-Month Aluminum	Short	(5)	07/22/2016	—	(4,510)
3-Month Aluminum	Long	3	07/25/2016	2,439	—
3-Month Aluminum	Short	(3)	07/25/2016	—	(2,302)
3-Month Canada Bankers’ Acceptance	Short	(196)	09/19/2016	57,838	—
3-Month Canada Bankers’ Acceptance	Short	(124)	12/19/2016	42,016	—
3-Month Copper (F)	Long	3	05/03/2016	28,379	—
3-Month Copper (F)	Short	(3)	05/03/2016	—	(26,728)
3-Month Copper	Long	2	05/05/2016	20,235	—
3-Month Copper	Short	(2)	05/05/2016	—	(18,710)
3-Month Copper	Long	3	05/09/2016	35,872	—
3-Month Copper	Short	(3)	05/09/2016	—	(33,889)
3-Month Copper	Long	3	05/17/2016	37,115	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FUTURES CONTRACTS (continued): (E)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Copper	Short	(3)	05/17/2016	$—	$(37,845)
3-Month Copper	Long	1	05/18/2016	12,087	—
3-Month Copper	Short	(1)	05/18/2016	—	(12,227)
3-Month Copper	Long	3	05/23/2016	29,687	—
3-Month Copper	Short	(3)	05/23/2016	—	(29,547)
3-Month Copper	Long	1	05/25/2016	10,625	—
3-Month Copper	Short	(1)	05/25/2016	—	(10,225)
3-Month Copper	Long	3	06/03/2016	15,344	—
3-Month Copper	Short	(3)	06/03/2016	—	(15,618)
3-Month Copper	Long	3	06/07/2016	5,493	—
3-Month Copper	Short	(3)	06/07/2016	—	(5,126)
3-Month Copper	Long	1	06/08/2016	3,160	—
3-Month Copper	Short	(1)	06/08/2016	—	(2,310)
3-Month Copper	Long	1	06/09/2016	3,468	—
3-Month Copper	Short	(1)	06/09/2016	—	(3,661)
3-Month Copper	Long	1	06/22/2016	95	—
3-Month Copper	Short	(1)	06/22/2016	308	—
3-Month Copper	Long	1	07/05/2016	6,948	—
3-Month Copper	Short	(1)	07/05/2016	—	(7,034)
3-Month Copper	Long	1	07/06/2016	7,398	—
3-Month Copper	Short	(1)	07/06/2016	—	(7,144)
3-Month Copper	Long	1	07/07/2016	9,123	—
3-Month Copper	Short	(1)	07/07/2016	—	(8,616)
3-Month Copper	Long	1	07/08/2016	10,348	—
3-Month Copper	Short	(1)	07/08/2016	—	(9,913)
3-Month Copper	Long	1	07/11/2016	10,322	—
3-Month Copper	Short	(1)	07/11/2016	—	(9,921)
3-Month Copper	Long	4	07/12/2016	36,090	—
3-Month Copper	Short	(4)	07/12/2016	—	(34,545)
3-Month Copper	Long	1	07/20/2016	2,866	—
3-Month Copper	Short	(1)	07/20/2016	—	(3,077)
3-Month Copper	Long	2	07/21/2016	2,359	—
3-Month Copper	Short	(2)	07/21/2016	—	(1,405)
3-Month Copper	Long	3	07/22/2016	2,051	—
3-Month Copper	Short	(3)	07/22/2016	—	(2,351)
3-Month Copper	Long	1	07/25/2016	1,309	—
3-Month Copper	Short	(1)	07/25/2016	—	(1,071)
3-Month Copper	Long	1	07/26/2016	2,630	—
3-Month Copper	Short	(1)	07/26/2016	—	(3,048)
3-Month Copper	Long	1	07/28/2016	3,584	—
3-Month Copper	Short	(1)	07/28/2016	—	(3,984)
3-Month EURIBOR	Short	(12)	09/19/2016	170	—
3-Month EURIBOR	Long	43	12/19/2016	—	(3,607)
3-Month EURIBOR	Long	104	03/13/2017	—	(1,014)
3-Month EURIBOR	Long	157	06/19/2017	2,501	—
3-Month EURIBOR	Long	212	09/18/2017	5,640	—
3-Month EURIBOR	Long	250	12/18/2017	—	(23,275)
3-Month EURIBOR	Long	159	03/19/2018	—	(24,404)
3-Month Euroswiss	Short	(27)	09/19/2016	2,072	—
3-Month Euroswiss	Short	(11)	12/19/2016	685	—
3-Month Euroswiss	Short	(1)	03/13/2017	—	—
3-Month Nickel	Long	1	05/23/2016	4,269	—
3-Month Nickel	Short	(1)	05/23/2016	—	(4,017)
3-Month Nickel	Long	5	06/03/2016	14,781	—
3-Month Nickel	Short	(5)	06/03/2016	—	(14,609)
3-Month Nickel	Long	1	06/07/2016	532	—
3-Month Nickel	Short	(1)	06/07/2016	—	(334)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FUTURES CONTRACTS (continued): (E)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Nickel	Long	1	06/08/2016	$2,283	$—
3-Month Nickel	Short	(1)	06/08/2016	—	(1,716)
3-Month Nickel	Long	2	06/09/2016	7,355	—
3-Month Nickel	Short	(2)	06/09/2016	—	(7,277)
3-Month Nickel	Long	1	07/20/2016	1,129	—
3-Month Nickel	Short	(1)	07/20/2016	—	(1,292)
3-Month Nickel	Long	1	07/21/2016	551	—
3-Month Nickel	Short	(1)	07/21/2016	293	—
3-Month Nickel	Long	1	07/22/2016	1,646	—
3-Month Nickel	Short	(1)	07/22/2016	—	(1,701)
3-Month Nickel	Long	5	07/28/2016	7,402	—
3-Month Nickel	Short	(5)	07/28/2016	—	(7,804)
3-Month Zinc (F)	Long	10	05/03/2016	63,544	—
3-Month Zinc (F)	Short	(10)	05/03/2016	—	(63,990)
3-Month Zinc	Long	3	05/04/2016	16,258	—
3-Month Zinc	Short	(3)	05/04/2016	—	(16,957)
3-Month Zinc	Long	4	05/05/2016	23,558	—
3-Month Zinc	Short	(4)	05/05/2016	—	(22,035)
3-Month Zinc	Long	5	05/09/2016	28,341	—
3-Month Zinc	Short	(5)	05/09/2016	—	(27,697)
3-Month Zinc	Long	1	05/12/2016	5,467	—
3-Month Zinc	Short	(1)	05/12/2016	—	(5,369)
3-Month Zinc	Long	2	05/17/2016	13,729	—
3-Month Zinc	Short	(2)	05/17/2016	—	(14,202)
3-Month Zinc	Long	3	05/23/2016	13,276	—
3-Month Zinc	Short	(3)	05/23/2016	—	(13,209)
3-Month Zinc	Long	1	06/08/2016	3,328	—
3-Month Zinc	Short	(1)	06/08/2016	—	(3,120)
3-Month Zinc	Long	1	06/22/2016	1,756	—
3-Month Zinc	Short	(1)	06/22/2016	—	(1,914)
3-Month Zinc	Long	1	07/27/2016	1,137	—
3-Month Zinc	Short	(1)	07/27/2016	—	(897)
90-Day Eurodollar	Long	33	09/19/2016	—	(1,031)
90-Day Eurodollar	Long	46	12/19/2016	—	(4,016)
90-Day Eurodollar	Long	90	03/13/2017	—	(6,435)
90-Day Eurodollar	Long	90	06/19/2017	—	(11,206)
90-Day Eurodollar	Long	96	09/18/2017	—	(12,427)
90-Day Eurodollar	Long	105	12/18/2017	—	(6,156)
90-Day Eurodollar	Long	107	03/19/2018	—	(5,463)
90-Day Sterling	Long	14	09/21/2016	—	(430)
90-Day Sterling	Long	30	12/21/2016	—	(2,977)
90-Day Sterling	Long	83	03/15/2017	—	(9,825)
90-Day Sterling	Long	116	06/21/2017	—	(13,263)
90-Day Sterling	Long	108	09/20/2017	—	(18,535)
90-Day Sterling	Long	105	12/20/2017	—	(23,651)
90-Day Sterling	Long	106	03/21/2018	—	(31,625)
3-Year Australia Treasury Bond	Short	(286)	06/15/2016	—	(103,857)
5-Year U.S. Treasury Note	Long	98	06/30/2016	19,842	—
10-Year Australia Treasury Bond	Long	55	06/15/2016	—	(24,349)
10-Year Canada Government Bond	Short	(23)	06/21/2016	—	(9,940)
10-Year Japan Government Bond	Long	12	06/13/2016	—	(1,264)
10-Year U.S. Treasury Note	Long	178	06/21/2016	—	(1,314)
Aluminum	Long	41	06/13/2016	100,986	—
Aluminum	Short	(36)	06/13/2016	—	(155,189)
Amsterdam Index	Long	4	05/20/2016	—	(6,129)
Brent Crude Oil	Long	25	05/31/2016	93,050	—
CAC 40 Index	Short	(10)	05/20/2016	—	(3,750)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FUTURES CONTRACTS (continued): (E)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Cocoa	Long	50	07/14/2016	$69,804	$—
Cocoa	Long	22	07/14/2016	20,070	—
Coffee	Short	(39)	07/19/2016	23,006	—
Copper	Long	2	05/19/2016	23,655	—
Copper	Short	(2)	05/19/2016	—	(23,692)
Copper	Long	18	06/13/2016	40,040	—
Copper	Short	(18)	06/13/2016	—	(161,407)
Corn	Long	63	07/14/2016	16,927	—
Cotton No. 2	Long	12	07/07/2016	—	(140)
DJIA Mini Index	Long	79	06/17/2016	26,170	—
EURO STOXX 50® Index	Short	(17)	06/17/2016	—	(11,588)
Euro-BTP Italy Government Bond	Long	50	06/08/2016	—	(109,770)
FTSE 100 Index	Long	13	06/17/2016	—	(9,965)
FTSE China A50 Index	Short	(4)	05/30/2016	254	—
FTSE JSE Top 40 Index	Long	66	06/15/2016	—	(19,838)
FTSE MIB Index	Short	(11)	06/17/2016	—	(34,233)
German Euro BOBL	Long	108	06/08/2016	—	(37,510)
German Euro Bund	Long	122	06/08/2016	—	(190,935)
German Euro BUXL	Long	16	06/08/2016	—	(94,697)
Gold 100 oz	Long	227	06/28/2016	933,554	—
H-Shares Index	Long	15	05/30/2016	—	(8,312)
Hang Seng Index	Long	7	05/30/2016	—	(15,212)
IBEX 35 Index	Short	(2)	05/20/2016	—	(7,908)
KC HRW Wheat	Short	(17)	07/14/2016	—	(8,629)
Lean Hogs	Short	(35)	06/14/2016	—	(36,962)
Low Sulfur Gasoil	Long	12	06/10/2016	36,069	—
MSCI EAFE Mini Index	Long	2	06/17/2016	—	(2,399)
MSCI Emerging Markets Mini Index	Long	19	06/17/2016	—	(1,087)
MSCI Singapore Index	Long	10	05/30/2016	—	(4,398)
MSCI Taiwan Index	Short	(28)	05/30/2016	28,315	—
NASDAQ-100 E-Mini Index	Long	138	06/17/2016	—	(517,843)
Natural Gas	Short	(143)	05/26/2016	—	(165,988)
New York Harbor ULSD	Long	14	05/31/2016	64,312	—
Nickel	Long	17	06/13/2016	34,290	—
Nickel	Short	(17)	06/13/2016	—	(63,346)
Nikkei 225 Index	Short	(39)	06/09/2016	—	(89,654)
OMX Stockholm 30 Index	Long	12	05/20/2016	—	(6,527)
Platinum	Long	2	07/27/2016	6,381	—
RBOB Gasoline	Long	2	05/31/2016	1,586	—
Russell 2000® Mini Index	Long	9	06/17/2016	—	(10,322)
S&P 500® E-Mini	Long	90	06/17/2016	—	(31,689)
S&P Midcap 400 E-Mini Index	Long	23	06/17/2016	5,308	—
S&P/ASX 200 Index	Long	9	06/16/2016	3,012	—
S&P/TSX 60 Index	Long	27	06/16/2016	21,550	—
SGX CNX Nifty Index	Long	33	05/26/2016	—	(5,232)
Silver	Long	47	07/27/2016	141,237	—
Soybean	Long	94	07/14/2016	263,052	—
Soybean Meal	Long	14	07/14/2016	19,423	—
Soybean Oil	Long	30	07/14/2016	—	(19,877)
Sugar No. 11	Long	218	06/30/2016	257,531	—
TOPIX Index	Short	(55)	06/09/2016	—	(28,882)
U.K. Gilt	Long	97	06/28/2016	—	(217,252)
U.S. Treasury Bond	Long	71	06/21/2016	—	(65,536)
U.S. Treasury Bond	Long	29	06/21/2016	—	(52,495)
WTI Crude	Long	31	05/20/2016	71,480	—
Zinc	Long	3	06/13/2016	5,812	—
Zinc	Short	(3)	06/13/2016	—	(8,107)

Total				$3,203,303	$(3,322,124)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C)
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/15/2016	AUD	90,962,000	USD	68,699,286	$747,527	$(417,613)
CITI	06/15/2016	BRL	18,035,000	USD	4,831,414	334,395	—
CITI	06/15/2016	CAD	25,441,000	USD	19,194,223	1,083,406	(908)
CITI	06/15/2016	CHF	5,000	USD	5,137	86	—
CITI	06/15/2016	CLP	514,546,000	USD	761,713	14,088	(204)
CITI	06/15/2016	COP	2,669,398,000	USD	838,482	92,030	—
CITI	06/15/2016	EUR	65,747,369	USD	72,447,638	2,943,231	—
CITI	06/15/2016	GBP	25,639,000	USD	36,944,993	532,637	(10,182)
CITI	06/15/2016	HKD	4,025,000	USD	519,237	—	(122)
CITI	06/15/2016	HUF	1,179,969,000	USD	4,245,006	83,668	(15)
CITI	06/15/2016	IDR	44,224,789,000	USD	3,274,379	54,758	(838)
CITI	06/15/2016	ILS	23,339,001	USD	6,133,922	117,569	—
CITI	06/15/2016	INR	517,961,000	USD	7,652,091	89,166	(1,544)
CITI	06/15/2016	JPY	12,983,567,003	USD	115,970,181	6,208,607	—
CITI	06/15/2016	KRW	20,539,256,000	USD	17,698,693	322,591	(7,554)
CITI	06/15/2016	MXN	198,647,000	USD	11,315,624	180,174	(2,564)
CITI	06/15/2016	MYR	3,215,000	USD	790,680	30,527	(1,201)
CITI	06/15/2016	NOK	93,570,000	USD	11,166,324	452,103	—
CITI	06/15/2016	NZD	40,447,000	USD	27,772,525	411,166	(11,570)
CITI	06/15/2016	PHP	153,842,000	USD	3,290,431	8,354	(26,089)
CITI	06/15/2016	PLN	37,206,000	USD	9,739,318	97,436	(98,213)
CITI	06/15/2016	SEK	320,283,000	USD	39,255,298	695,134	—
CITI	06/15/2016	SGD	3,563,000	USD	2,611,249	35,224	—
CITI	06/15/2016	TRY	31,521,000	USD	10,541,804	580,344	—
CITI	06/15/2016	TWD	41,876,000	USD	1,286,023	12,921	—
CITI	06/15/2016	USD	39,095,167	AUD	52,436,000	42,888	(740,328)
CITI	06/15/2016	USD	1,892,883	BRL	7,751,000	—	(327,254)
CITI	06/15/2016	USD	24,574,601	CAD	33,071,002	—	(1,783,305)
CITI	06/15/2016	USD	418,843	CHF	409,000	—	(8,371)
CITI	06/15/2016	USD	64,780	CLP	44,408,000	—	(2,159)
CITI	06/15/2016	USD	670,640	COP	2,215,769,000	—	(101,742)
CITI	06/15/2016	USD	73,154,365	EUR	65,222,000	—	(1,634,078)
CITI	06/15/2016	USD	78,496,149	GBP	55,557,000	—	(2,691,847)
CITI	06/15/2016	USD	541,735	HKD	4,203,000	38	(375)
CITI	06/15/2016	USD	3,255,879	HUF	908,834,000	—	(78,135)
CITI	06/15/2016	USD	215,975	IDR	2,868,255,000	241	(128)
CITI	06/15/2016	USD	747,627	ILS	2,878,000	—	(23,265)
CITI	06/15/2016	USD	1,660,115	INR	112,144,000	—	(15,614)
CITI	06/15/2016	USD	14,439,553	JPY	1,610,583,000	—	(716,458)
CITI	06/15/2016	USD	21,097,422	KRW	25,611,128,999	113	(1,364,653)
CITI	06/15/2016	USD	10,291,678	MXN	184,676,000	—	(393,223)
CITI	06/15/2016	USD	1,118,456	MYR	4,518,000	540	(34,430)
CITI	06/15/2016	USD	9,283,610	NOK	79,769,000	—	(621,172)
CITI	06/15/2016	USD	55,759,377	NZD	83,414,000	—	(2,340,097)
CITI	06/15/2016	USD	1,591,054	PHP	75,222,000	1,528	(10,679)
CITI	06/15/2016	USD	10,723,476	PLN	41,676,000	23,667	(208,739)
CITI	06/15/2016	USD	12,173,919	SEK	101,958,000	2,153	(545,943)
CITI	06/15/2016	USD	2,520,507	SGD	3,476,000	732	(62,080)
CITI	06/15/2016	USD	5,826,436	TRY	17,589,000	—	(379,821)
CITI	06/15/2016	USD	3,197,819	TWD	105,537,000	51	(75,865)
CITI	06/15/2016	USD	6,364,331	ZAR	100,979,000	—	(661,907)
CITI	06/15/2016	ZAR	113,387,000	USD	7,488,066	402,502	(963)

Total						$15,601,595	$(15,401,248)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$240,825,977	$—	$240,825,977
Short-Term Investment Companies	14,665,433	—	—	14,665,433

Total Investments	$14,665,433	$240,825,977	$—	$255,491,410

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$409,670	$—	$409,670
Futures Contracts (H)	3,107,613	95,690	—	3,203,303
Forward Foreign Currency Contracts (H)	—	15,601,595	—	15,601,595

Total Other Financial Instruments	$3,107,613	$16,106,955	$—	$19,214,568

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(732,529)	$—	$(732,529)
Futures Contracts (H)	(3,227,497)	(94,627)	—	(3,322,124)
Forward Foreign Currency Contracts (H)	—	(15,401,248)	—	(15,401,248)

Total Other Financial Instruments	$(3,227,497)	$(16,228,404)	$—	$(19,455,901)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $255,461,000. Aggregate gross unrealized appreciation for all securities is $30,410.
(C)	Cash in the amount of $10,160,520 has been segregated by the custodian as collateral for open over-the-counter swap agreements and/or forward foreign currency contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(E)	Cash in the amount of $9,077,628 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2016, total aggregate fair value of derivatives is $0, representing less than 0.1% of the Fund’s net assets.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2016

(unaudited)

CURRENCY ABBREVIATIONS (continued):

INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KC HRW	Kansas City Hard Red Winter
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2016

(unaudited)

	Transamerica Commodity Strategy	Transamerica Global Multifactor Macro	Transamerica Managed Futures Strategy
Assets:
Investments, at value (A)	$—	$180,956,608	$255,491,410
Repurchase agreements, at value (B)	32,278,155	—	—
Cash	—	—	2,285,904
Cash on deposit with broker	—	15,110,526	9,077,628
Cash on deposit with custodian	1,405,575	4,041,457	10,160,520
Foreign currency, at value (C)	3,663	8,534	32,473
Receivables:
Shares of beneficial interest sold	3,642	955	32,894
Investments sold	2,219,586	2,104	15,204
Interest	24	18,339	2,217
Tax reclaims	1,136	—	—
Variation margin receivable	—	—	644,128
Prepaid expenses	57	942	457
OTC swap agreements, at value	—	1,134,778	409,670
Unrealized appreciation on forward foreign currency contracts	—	7,840,049	15,601,595
Total assets	35,911,838	209,114,292	293,754,100

Liabilities:
Due to custodian	—	21,116	—
Cash deposit due to broker	—	369,344	—
Payables and other liabilities:
Shares of beneficial interest redeemed	12,081	—	53,465
Investments purchased	—	347,344	1,149,808
Investment management fees	17,227	157,287	209,833
Transfer agent fees	202	1,206	1,667
Trustees, CCO and deferred compensation fees	81	211	562
Audit and tax fees	7,904	10,989	9,562
Custody fees	15,468	63,755	138,607
Legal fees	105	1,797	5,051
Printing and shareholder reports fees	302	1,506	1,349
Registration fees	—	1,503	1,020
Other	162	489	1,111
Variation margin payable	—	102,466	—
OTC swap agreements, at value	3,924	999,758	732,529
Unrealized depreciation on forward foreign currency contracts	—	8,791,177	15,401,248
Total liabilities	57,456	10,869,948	17,705,812
Net assets	$35,854,382	$198,244,344	$276,048,288

Net assets consist of:
Paid-in capital	$36,547,297	$210,984,895	$327,436,898
Undistributed (distributions in excess of) net investment income (loss)	(462,080)	(12,132,591)	(51,075,078)
Accumulated net realized gain (loss)	(226,336)	553,816	(102,360)
Net unrealized appreciation (depreciation) on:
Investments	—	—	30,410
Swap agreements	(3,924)	38,971	(322,856)
Futures contracts	—	(295,179)	(118,821)
Translation of assets and liabilities denominated in foreign currencies	(575)	(905,568)	200,095
Net assets	$35,854,382	$198,244,344	$276,048,288
Shares outstanding (unlimited shares, no par value)	6,088,014	20,732,414	31,353,096
Net asset value and offering price per share	$5.89	$9.56	$8.80

(A) Investments, at cost	$—	$180,956,608	$255,461,000
(B) Repurchase agreements, at cost	$32,278,155	$—	$—
(C) Foreign currency, at cost	$4,238	$8,534	$33,829

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

CONSOLIDATED STATEMENTS OF OPERATIONS

For the period ended April 30, 2016

(unaudited)

	Transamerica Commodity Strategy	Transamerica Global Multifactor Macro	Transamerica Managed Futures Strategy
Investment Income:
Interest income	$19,422	$108,743	$401,560
Net income (loss) from securities lending	(22)	—	—
Withholding taxes on foreign income	—	(3,438)	(523)
Total investment income	19,400	105,305	401,037

Expenses:
Investment advisory fees	67,157	890,969	1,117,602
Investment management fees	52,622	725,652	887,089
Administration fees	3,303	22,273	30,480
Transfer agent fees	1,240	8,125	11,030
Trustees, CCO and deferred compensation fees	276	1,684	2,351
Audit and tax fees	7,886	11,313	9,584
Custody fees	26,147	406,474	598,208
Legal fees	2,557	4,498	8,087
Printing and shareholder reports fees	593	1,162	2,410
Registration fees	1,910	3,271	2,613
Other	503	5,086	11,536
Total expenses before waiver and/or reimbursement and recapture	164,194	2,080,507	2,680,990
Expense waived and/or reimbursed	(17,230)	(451,688)	(541,142)
Recapture of previously waived and/or reimbursed fees	—	93	—
Net expenses	146,964	1,628,912	2,139,848
Net investment income (loss)	(127,564)	(1,523,607)	(1,738,811)

Net realized gain (loss) on:
Investments	—	—	(20,883)
Swap agreements	(225,706)	(70,061)	(2,179,877)
Futures contracts	—	(2,381,663)	2,315,367
Foreign currency transactions	—	2,661,353	(1,794,920)
Net realized gain (loss)	(225,706)	209,629	(1,680,313)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,590)	—	21,539
Swap agreements	1,314	(75,008)	(375,103)
Futures contracts	—	(248,654)	(3,021,263)
Translation of assets and liabilities denominated in foreign currencies	145	(438,249)	4,065,265
Net change in unrealized appreciation (depreciation)	(3,131)	(761,911)	690,438
Net realized and change in unrealized gain (loss)	(228,837)	(552,282)	(989,875)
Net increase (decrease) in net assets resulting from operations	$(356,401)	$(2,075,889)	$(2,728,686)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the periods and year ended:

	Transamerica Commodity Strategy		Transamerica Global Multifactor Macro		Transamerica Managed Futures Strategy
	April 30, 2016 (unaudited)	October 31, 2015	April 30, 2016 (unaudited)	October 31, 2015 (A)	April 30, 2016 (unaudited)	October 31, 2015
From operations:
Net investment income (loss)	$(127,564)	$(386,890)	$(1,523,607)	$(1,825,312)	$(1,738,811)	$(5,654,235)
Net realized gain (loss)	(225,706)	(14,918,948)	209,629	1,689,146	(1,680,313)	76,749,404
Net change in unrealized appreciation (depreciation)	(3,131)	25,552	(761,911)	(399,865)	690,438	(14,102,410)
Net increase (decrease) in net assets resulting from operations	(356,401)	(15,280,286)	(2,075,889)	(536,031)	(2,728,686)	56,992,759

Dividends and distributions to shareholders:
Net investment income	—	—	(8,580,354)	—	(30,830,649)	(3,355,940)
Net realized gains	—	—	—	—	(27,923,245)	(19,223,096)
Total dividends and distributions to shareholders	—	—	(8,580,354)	—	(58,753,894)	(22,579,036)

Capital share transactions:
Proceeds from shares sold	909,021	5,004,974	9,272,580	234,790,032	25,231,962	109,648,363
Dividends and distributions reinvested	—	—	8,580,354	—	58,753,894	22,579,036
Cost of shares redeemed	(1,545,552)	(21,075,970)	(31,191,510)	(12,014,838)	(72,086,341)	(254,896,383)
Net increase (decrease) in net assets resulting from capital share transactions	(636,531)	(16,070,996)	(13,338,576)	222,775,194	11,899,515	(122,668,984)
Net increase (decrease) in net assets	(992,932)	(31,351,282)	(23,994,819)	222,239,163	(49,583,065)	(88,255,261)

Net assets:
Beginning of period/year	36,847,314	68,198,596	222,239,163	—	325,631,353	413,886,614
End of period/year	$35,854,382	$36,847,314	$198,244,344	$222,239,163	$276,048,288	$325,631,353
Undistributed (distributions in excess of) net investment income (loss)	$(462,080)	$(334,516)	$(12,132,591)	$(2,028,630)	$(51,075,078)	$(18,505,618)

Capital share transactions - shares:
Shares issued	167,406	728,585	937,550	23,292,482	2,771,129	9,748,911
Shares reinvested	—	—	888,235	—	6,653,895	2,102,331
Shares redeemed	(285,650)	(3,184,323)	(3,193,702)	(1,192,151)	(7,518,875)	(22,672,295)
Net increase (decrease) in shares outstanding	(118,244)	(2,455,738)	(1,367,917)	22,100,331	1,906,149	(10,821,053)

(A)	Commenced operations on March 3, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Commodity Strategy
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period/year	$5.94		$7.87	$8.51	$9.67	$10.77	$11.24
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.06)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	(0.03)		(1.88)	(0.58)	(1.10)	(0.66)	0.64
Total investment operations	(0.05)		(1.93)	(0.64)	(1.16)	(0.72)	0.57
Distributions:
Net investment income	—		—	—	—	(0.38)	(0.57)
Net realized gains	—		—	—	—	—	(0.47)
Total distributions	—		—	—	—	(0.38)	(1.04)
Net asset value, end of period/year	$5.89		$5.94	$7.87	$8.51	$9.67	$10.77
Total return	(0.84	)%(B)	(24.52)%	(7.52)%	(12.00)%	(6.57)%	5.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$35,854		$36,847	$68,199	$77,748	$150,493	$177,843
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(C)	0.89%	0.86%	0.83%	0.71%	0.71%
Including waiver and/or reimbursement and recapture	0.89	%(C)	0.78%	0.75%	0.72%	0.71%	0.71%
Net investment income (loss) to average net assets	(0.77	)%(C)	(0.74)%	(0.68)%	(0.62)%	(0.62)%	(0.60)%
Portfolio turnover rate	—	%(B)	—%	—%	—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Global Multifactor Macro
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$10.06		$10.00
Investment operations:
Net investment income (loss) (B) (C)	(0.07)		(0.10)
Net realized and unrealized gain (loss)	(0.04)		0.16
Total investment operations	(0.11)		0.06
Distributions:
Net investment income	(0.39)		—
Net asset value, end of period	$9.56		$10.06
Total return	(1.16	)%(D)	0.60	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$198,244		$222,239
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.92	%(F)	1.93	%(F)
Including waiver and/or reimbursement and recapture	1.50	%(F)	1.50	%(F)
Net investment income (loss) to average net assets (C)	(1.41	)%(F)	(1.49	)%(F)
Portfolio turnover rate (G)	—	%(D)	—	%(D)

(A)	Commenced operations on March 3, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Managed Futures Strategy
	April 30, 2016 (unaudited)		October 31, 2015	October 31, 2014	October 31, 2013	October 31, 2012		October 31, 2011
Net asset value, beginning of period/year	$11.06		$10.28	$10.10	$9.36	$9.34		$10.16
Investment operations:
Net investment income (loss) (A) (B)	(0.06)		(0.15)	(0.14)	(0.13)	(0.13)		(0.12)
Net realized and unrealized gain (loss)	(0.08)		1.46	0.64	0.87	0.16		(0.53)
Total investment operations	(0.14)		1.31	0.50	0.74	0.03		(0.65)
Distributions:
Net investment income	(1.11)		(0.08)	(0.04)	—	(0.00	)(C)	(0.10)
Net realized gains	(1.01)		(0.45)	(0.28)	—	(0.01)		(0.07)
Total distributions	(2.12)		(0.53)	(0.32)	—	(0.01)		(0.17)
Net asset value, end of period/year	$8.80		$11.06	$10.28	$10.10	$9.36		$9.34
Total return	(1.30	)%(D)	12.89%	4.97%	7.91%	0.31%		(6.52)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$276,048		$325,631	$413,887	$441,775	$302,123		$262,409
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.82	%(F)	1.68%	1.68%	1.57%	1.37%		1.31%
Including waiver and/or reimbursement and recapture	1.46	%(F)	1.42%	1.42%	1.32%	1.37%		1.31%
Net investment income (loss) to average net assets (B)	(1.18	)%(F)	(1.37)%	(1.39)%	(1.30)%	(1.35)%		(1.21)%
Portfolio turnover rate (G)	—	%(D)	—%	—%	—%	—%		—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At April 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are a series of the Trust and are listed below.

Fund	Fund
Transamerica Core Bond	Transamerica Long/Short Strategy
Transamerica Developing Markets Equity	Transamerica Mid Cap Value
Transamerica Event Driven	Transamerica Total Return
Transamerica Global Real Estate Securities	Transamerica Commodity Strategy
Transamerica Intermediate Bond	Transamerica Global Multifactor Macro
Transamerica International Equity Opportunities	Transamerica Managed Futures Strategy
Transamerica International Small Cap

Transamerica Event Driven, Transamerica Global Real Estate Securities, Transamerica Commodity Strategy, Transamerica Global Multifactor Macro, and Transamerica Managed Futures Strategy are “non-diversified” funds, as defined under the 1940 Act.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, the investment advisory and administrative services agreements were combined under one agreement, and therefore, TAM’s investment management services also now include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Funds.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations or Consolidated Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations or Consolidated Statements of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statements of Operations or Consolidated Statements of Operations. For the period ended April 30, 2016, commissions recaptured are listed below. Funds not listed in the below table do not have any commissions recaptured during the period ended April 30, 2016.

Fund	Commissions Recaptured
Transamerica Global Real Estate Securities	$3,780
Transamerica International Equity Opportunities	600
Transamerica Mid Cap Value	1,093

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, or little or no illiquid investments, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, or illiquid investments have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared for Transamerica Event Driven and Transamerica Long/Short Strategy using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Funds normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at April 30, 2016. Open secured loan participations and assignments at April 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at April 30, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at April 30, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments. Open balances at April 30, 2016, if any, are included in When-issued, delayed-delivery, and forward commitment purchased or sold in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as Interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations or Consolidated Statements of Operations with a corresponding adjustment to cost.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, and forward commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at April 30, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, and forward commitment securities purchased or sold in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations or Consolidated Statements of Operations. Net income from securities lending in the Statements of Operations or Consolidated Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2016, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended April 30, 2016, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$22,936,087	181	0.54%

Open reverse repurchase agreements at April 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ turnover rates. The Funds recognize price drop fee income on a straight line basis over the period of the roll. For the period ended April 30, 2016, Transamerica Total Return earned price drop fee income of $11,175. The price drop fee income is included in Interest income in the Statements of Operations or Consolidated Statements of Operations.

The outstanding payable for securities to be repurchased is included in Payable for sale-buyback financing transactions in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. The interest expense is included in Interest on the Statements of Operations or Consolidated Statements of Operations. In periods of increased demand of the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds, and is reflected in Interest income on the Statements of Operations or Consolidated Statements of Operations.

For the period ended April 30, 2016, the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Total Return	$1,002,192	42	0.23%

Open sale-buyback financing transactions at April 30, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments, and as part of Repurchase agreements, at value on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2016.

Open repurchase agreements at April 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Line of credit: Transamerica Event Driven has entered into an agreement with Citibank, N.A. to provide a $60 million committed line of credit to the Fund to be utilized for the purpose of purchasing or carrying securities. An upfront facility fee, calculated as 0.25% of the entire commitment amount, was due to Citibank, N.A. on the closing date of the agreement. Interest is charged to the Fund based on its borrowings at a rate per year of 1.20% plus the one-month London Interbank Offered Rate (“LIBOR”) rate. The Fund has agreed to pay commitment fees of 0.15% per year on the unused portion of the line of credit during the preceding calendar month. The facility fee is included in Other expenses, and the interest expense and commitment fees are included in Interest within the Statements of Operations or Consolidated Statements of Operations.

For the period ended April 30, 2016 the Fund’s average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica Event Driven	$15,000,000	181	1.56%

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short on the Statements of Operations or Consolidated Statements of Operations. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short on the Statements of Operations or Consolidated Statements of Operations.

Open short sale transactions at April 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and are reflected as a liability in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Core Bond
Securities Lending Transactions
Corporate Debt Securities	$16,832,074	$—	$—	$—	$16,832,074
Foreign Government Obligations	798,089	—	—	—	798,089
U.S. Government Agency Obligations	266,914	—	—	—	266,914
U.S. Government Obligations	124,928,469	—	—	—	124,928,469
Total Securities Lending Transactions	$142,825,546	$—	$—	$—	$142,825,546
Total Borrowings	$142,825,546	$—	$—	$—	$142,825,546
Gross amount of recognized liabilities for securities lending transactions					$142,825,546

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Developing Markets Equity
Securities Lending Transactions
Common Stocks	$34,256,185	$—	$—	$—	$34,256,185
Total Borrowings	$34,256,185	$—	$—	$—	$34,256,185
Gross amount of recognized liabilities for securities lending transactions					$34,256,185

Transamerica Event Driven
Securities Lending Transactions
Common Stocks	$1,523,848	$—	$—	$—	$1,523,848
Convertible Bonds	625,542	—	—	—	625,542
Corporate Debt Securities	7,031,172	—	—	—	7,031,172
Total Securities Lending Transactions	$9,180,562	$—	$—	$—	$9,180,562
Total Borrowings	$9,180,562	$—	$—	$—	$9,180,562
Gross amount of recognized liabilities for securities lending transactions					$9,180,562

Transamerica Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$10,135,279	$—	$—	$—	$10,135,279
Total Borrowings	$10,135,279	$—	$—	$—	$10,135,279
Gross amount of recognized liabilities for securities lending transactions					$10,135,279

Transamerica Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$5,800,490	$—	$—	$—	$5,800,490
U.S. Government Obligations	12,825,597	—	—	—	12,825,597
Short-Term U.S. Government Obligations	8,191,236	—	—	—	8,191,236
Total Securities Lending Transactions	$26,817,323	$—	$—	$—	$26,817,323
Total Borrowings	$26,817,323	$—	$—	$—	$26,817,323
Gross amount of recognized liabilities for securities lending transactions					$26,817,323

Transamerica International Equity Opportunities
Securities Lending Transactions
Common Stocks	$56,797,762	$—	$—	$—	$56,797,762
Total Borrowings	$56,797,762	$—	$—	$—	$56,797,762
Gross amount of recognized liabilities for securities lending transactions					$56,797,762

Transamerica International Small Cap
Securities Lending Transactions
Common Stocks	$67,657,334	$—	$—	$—	$67,657,334
Total Borrowings	$67,657,334	$—	$—	$—	$67,657,334
Gross amount of recognized liabilities for securities lending transactions					$67,657,334

Transamerica Mid Cap Value
Securities Lending Transactions
Common Stocks	$24,712,354	$—	$—	$—	$24,712,354
Total Borrowings	$24,712,354	$—	$—	$—	$24,712,354
Gross amount of recognized liabilities for securities lending transactions					$24,712,354

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Total Return
Securities Lending Transactions
Corporate Debt Securities	$3,256,761	$—	$—	$—	$3,256,761
U.S. Government Obligations	3,667,751	—	—	—	3,667,751
Total Securities Lending Transactions	$6,924,512	$—	$—	$—	$6,924,512
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$6,014,250	$—	$—	$6,014,250
Sale Buy-back Transactions
U.S. Government Obligations	$—	$7,466,341	$—	$—	$7,466,341
Total Borrowings	$6,924,512	$13,480,591	$—	$—	$20,405,103
Gross amount of recognized liabilities for securities lending transactions, sale buy-back transactions and reverse repurchase agreements					$20,405,103

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Credit default swaptions: The Funds may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Funds the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

As of April 30, 2016, transactions in written options are as follows:

	Call Options		Put Options
Transamerica Event Driven	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at October 31, 2015	$—	—	$—	—
Options written	26,397	296	2,962	75
Options closed	(26,397)	(296)	(2,962)	(75)
Options expired	—	—	—	—
Options exercised	—	—	—	—
Balance at April 30, 2016	$—	—	$—	—

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Call Options		Put Options
Transamerica Total Return	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at October 31, 2015	$44,960	97	$—	—
Options written	156,476	480	253,443	722
Options closed	—	—	—	—
Options expired	(173,661)	(470)	(117,926)	(421)
Options exercised	(27,775)	(107)	(135,517)	(301)
Balance at April 30, 2016	$—	—	$—	—

As of April 30, 2016, transactions in written foreign exchange options and swaptions are as follows:

	Call Options
Transamerica Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2015	$485,064	AUD	7,400,000	EUR	16,100,000	USD	71,400,000
Options written	635,029		3,800,000		28,600,000		43,600,000
Options closed	(150,538)		(4,300,000)		(10,800,000)		(6,500,000)
Options expired	(582,103)		(6,300,000)		(21,100,000)		(80,500,000)
Options exercised	(94,528)		(600,000)		(5,000,000)		(5,100,000)
Balance at April 30, 2016	$292,924	AUD	—	EUR	7,800,000	USD	22,900,000

	Put Options
Transamerica Total Return	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at October 31, 2015	$792,532	AUD	—	EUR	—	USD	139,400,000
Options written	531,333		6,500,000		29,200,000		72,200,000
Options closed	(85,574)		—		(5,500,000)		(7,800,000)
Options expired	(457,626)		(6,500,000)		(19,500,000)		(80,700,000)
Options exercised	(73,066)		—		—		(9,200,000)
Balance at April 30, 2016	$707,599	AUD	—	EUR	4,200,000	USD	113,900,000

Open option contracts at April 30, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

recorded as Net realized gain (loss) in the Statements of Operations or Consolidated Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) in the Statements of Operations or Consolidated Statements of Operations. Net periodic payments received or paid by the Funds are included as part of Net realized gain (loss) in the Statements of Operations or Consolidated Statements of Operations.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Volatility swap agreements: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying instrument. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying instrument with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying instrument and the strike price multiplied by the notional amount. As receivers of the realized price variance,

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

the Funds would receive the payoff amount when the realized price variance of the underlying instrument is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As payers of the realized price variance, the Funds would owe the payoff amount when the realized price variance of the underlying instrument is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying instrument.

Open centrally cleared swap agreements at April 30, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Open OTC swap agreements at April 30, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments. The value, as applicable, is shown in OTC Swap agreements, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Managed Futures Strategy utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at April 30, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2016. Funds not listed in the below tables do not have any derivative investments during the period ended April 30, 2016.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Event Driven
Purchased options and swaptions (A) (B)	$—	$—	$386,551	$—	$—	$386,551
OTC swap agreements, at value	—	—	—	71,766	—	71,766
Total	$—	$—	$386,551	$71,766	$—	$458,317

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Total Return
Purchased options and swaptions (A) (B)	$361,644	$—	$—	$—	$—	$361,644
Centrally cleared swap agreements, at value (B) (C)	476,671	—	—	—	—	476,671
OTC swap agreements, at value	—	29,375	—	38,552	—	67,927
Net unrealized appreciation on futures contracts (B) (D)	90,470	—	—	—	—	90,470
Unrealized appreciation on forward foreign currency contracts	—	14,625,236	—	—	—	14,625,236
Total	$928,785	$14,654,611	$—	$38,552	$—	$15,621,948

Transamerica Global Multifactor Macro
Centrally cleared swap agreements, at value (B) (C)	$18,574,871	$—	$—	$—	$—	$18,574,871
OTC swap agreements, at value	776,676	—	350,818	—	7,284	1,134,778
Net unrealized appreciation on futures contracts (B) (D)	118,216	—	1,287,221	—	1,054,727	2,460,164
Unrealized appreciation on forward foreign currency contracts	—	7,840,049	—	—	—	7,840,049
Total	$19,469,763	$7,840,049	$1,638,039	$—	$1,062,011	$30,009,862

Transamerica Managed Futures Strategy
OTC swap agreements, at value	$—	$—	$92,786	$—	$316,884	$409,670
Net unrealized appreciation on futures contracts (B) (D)	130,764	—	84,609	—	2,987,930	3,203,303
Unrealized appreciation on forward foreign currency contracts	—	15,601,595	—	—	—	15,601,595
Total	$130,764	$15,601,595	$177,395	$—	$3,304,814	$19,214,568

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Event Driven
Unrealized depreciation on forward foreign currency contracts	$—	$(166,780)	$—	$—	$—	$(166,780)
Total	$—	$(166,780)	$—	$—	$—	$(166,780)

Transamerica Total Return
Written options and swaptions, at value (B)	$(294,069)	$(94,854)	$—	$—	$—	$(388,923)
Centrally cleared swap agreements, at value (B) (C)	(12,366,709)	—	—	—	—	(12,366,709)
OTC swap agreements, at value	—	—	—	(817,944)	—	(817,944)
Net unrealized depreciation on futures contracts (B) (D)	(1,923,724)	—	—	—	—	(1,923,724)
Unrealized depreciation on forward foreign currency contracts	—	(9,451,203)	—	—	—	(9,451,203)
Total	$(14,584,502)	$(9,546,057)	$—	$(817,944)	$—	$(24,948,503)

Transamerica Commodity Strategy
OTC swap agreements, at value	$—	$—	$(3,924)	$—	$—	$(3,924)
Total	$—	$—	$(3,924)	$—	$—	$(3,924)

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Global Multifactor Macro
Centrally cleared swap agreements, at value (B) (C)	$(17,670,139)	$—	$—	$—	$—	$(17,670,139)
OTC swap agreements, at value	(400,605)	—	(172,371)	—	(426,782)	(999,758)
Net unrealized depreciation on futures contracts (B) (D)	(519,281)	—	(1,293,444)	—	(942,618)	(2,755,343)
Unrealized depreciation on forward foreign currency contracts	—	(8,791,177)	—	—	—	(8,791,177)
Total	$(18,590,025)	$(8,791,177)	$(1,465,815)	$—	$(1,369,400)	$(30,216,417)

Transamerica Managed Futures Strategy
OTC swap agreements, at value	$(470,508)	$—	$(53,283)	$—	$(208,738)	$(732,529)
Net unrealized depreciation on futures contracts (B) (D)	(1,108,259)	—	(814,968)	—	(1,398,897)	(3,322,124)
Unrealized depreciation on forward foreign currency contracts	—	(15,401,248)	—	—	—	(15,401,248)
Total	$(1,578,767)	$(15,401,248)	$(868,251)	$—	$(1,607,635)	$(19,455,901)

(A)	Included within Investments, at value on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(D)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, on the Statements of Operations or Consolidated Statements of Operations, categorized by primary market risk exposure as of April 30, 2016.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Event Driven
Purchased options and swaptions (A)	$—	$—	$(1,359,003)	$—	$—	$(1,359,003)
Written options and swaptions	—	—	(13,059)	—	—	(13,059)
Swap agreements	—	—	—	(1,470)	—	(1,470)
Futures contracts	—	—	(156,768)	—	—	(156,768)
Forward foreign currency contracts (B)	—	183,239	—	—	—	183,239
Total	$—	$183,239	$(1,528,830)	$(1,470)	$—	$(1,347,061)

Transamerica Total Return
Purchased options and swaptions (A)	$(72,900)	$—	$—	$—	$—	$(72,900)
Written options and swaptions	766,259	555,939	—	—	—	1,322,198
Swap agreements	56,731	—	—	138,947	—	195,678
Futures contracts	1,183,111	—	—	—	—	1,183,111
Forward foreign currency contracts (B)	—	4,016,700	—	—	—	4,016,700
Total	$1,933,201	$4,572,639	$—	$138,947	$—	$6,644,787

Transamerica Commodity Strategy
Swap agreements	$—	$—	$(225,706)	$—	$—	$(225,706)
Total	$—	$—	$(225,706)	$—	$—	$(225,706)

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Global Multifactor Macro
Swap agreements	$956,204	$—	$(1,210,316)	$—	$184,051	$(70,061)
Futures contracts	(1,496,485)	—	(2,513,950)	—	1,628,772	(2,381,663)
Forward foreign currency contracts (B)	—	2,569,867	—	—	—	2,569,867
Total	$(540,281)	$2,569,867	$(3,724,266)	$—	$1,812,823	$118,143

Transamerica Managed Futures Strategy
Swap agreements	$(604,083)	$—	$(742,769)	$—	$(833,025)	$(2,179,877)
Futures contracts	2,233,461	—	(8,106,036)	—	8,187,942	2,315,367
Forward foreign currency contracts (B)	—	(1,943,419)	—	—	—	(1,943,419)
Total	$1,629,378	$(1,943,419)	$(8,848,805)	$—	$7,354,917	$(1,807,929)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Transamerica Event Driven
Purchased options and swaptions (C)	$—	$—	$(84,423)	$—	$—	$(84,423)
Swap agreements	—	—	—	(34,893)	—	(34,893)
Forward foreign currency contracts (D)	—	(294,227)	—	—	—	(294,227)
Total	$—	$(294,227)	$(84,423)	$(34,893)	$—	$(413,543)

Transamerica Total Return
Purchased options and swaptions (C)	$(237,652)	$—	$—	$—	$—	$(237,652)
Written options and swaptions	108,004	(127,005)	—	—	—	(19,001)
Swap agreements	(7,162,208)	29,375	—	170,137	—	(6,962,696)
Futures contracts	(748,749)	—	—	—	—	(748,749)
Forward foreign currency contracts (D)	—	(6,394,798)	—	—	—	(6,394,798)
Total	$(8,040,605)	$(6,492,428)	$—	$170,137	$—	$(14,362,896)

Transamerica Commodity Strategy
Swap agreements	$—	$—	$1,314	$—	$—	$1,314
Total	$—	$—	$1,314	$—	$—	$1,314

Transamerica Global Multifactor Macro
Swap agreements	$442,262	$—	$(91,248)	$—	$(426,022)	$(75,008)
Futures contracts	455,065	—	(244,285)	—	(459,434)	(248,654)
Forward foreign currency contracts (D)	—	(506,052)	—	—	—	(506,052)
Total	$897,327	$(506,052)	$(335,533)	$—	$(885,456)	$(829,714)

Transamerica Managed Futures Strategy
Swap agreements	$(470,508)	$46,386	$50,831	$—	$(1,812)	$(375,103)
Futures contracts	(3,420,802)	—	(756,354)	—	1,155,893	(3,021,263)
Forward foreign currency contracts (D)	—	4,081,851	—	—	—	4,081,851
Total	$(3,891,310)	$4,128,237	$(705,523)	$—	$1,154,081	$685,485

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statements of Operations or Consolidated Statements of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statements of Operations or Consolidated Statements of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statements of Operations or Consolidated Statements of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statements of Operations or Consolidated Statements of Operations.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2016.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Fund	Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
Transamerica Event Driven	$ 274,159	$401,485	$(3,086)	$—	$1,780,701	34	(50)	$1,113,919	$23,278,677
Transamerica Total Return	116,645	408,140	(350,119)	(504,851)	445,538,051	169,371,429	(439,585,714)	152,102,845	232,424,267
Transamerica Commodity Strategy	—	—	—	—	34,089,276	—	—	—	—
Transamerica Global Multifactor Macro	—	—	—	—	3,726,580,220	1,755,582,348	(6,374,920,174)	183,049,883	177,178,496
Transamerica Managed Futures Strategy	—	—	—	—	226,698,145	4,427,210,570	(110,123,024)	483,613,608	517,775,689

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2016. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the below table do not have any master netting agreements for open derivative positions.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented in Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities (A)	Gross Amounts Not Offset in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Transamerica Total Return
Bank of America, N.A.	$3,824,864	$(593,216)	$—	$3,231,648	$593,216	$(593,216)	$—	$—
Barclays Bank PLC	1,000,065	(227,424)	(680,000)	92,641	227,424	(227,424)	—	—
Barclays Capital, Inc.	—	—	—	—	266,855	—	—	266,855
BNP Paribas	898,099	(296,728)	—	601,371	296,728	(296,728)	—	—
Citibank N.A.	761,725	(761,725)	—	—	2,227,158	(761,725)	—	1,465,433
Deutsche Bank AG	3,179,083	(2,124,216)	(1,054,867)	—	2,124,216	(2,124,216)	—	—
Goldman Sachs Bank	896,172	(896,172)	—	—	1,420,540	(896,172)	—	524,368
Goldman Sachs International	—	—	—	—	377,519	—	(377,519)	—
HSBC Bank USA	273,314	(229,599)	—	43,715	229,599	(229,599)	—	—
JPMorgan Chase Bank, N.A.	1,800,185	(1,580,081)	—	220,104	1,580,081	(1,580,081)	—	—
Morgan Stanley Capital Services, Inc.	843,707	(187,800)	—	655,907	187,800	(187,800)	—	—
Nomura Global Financial Products, Inc.	77,232	—	—	77,232	—	—	—	—
Royal Bank of Scotland PLC	39,118	(2,858)	—	36,260	2,858	(2,858)	—	—
Standard Chartered Bank	729,807	(75,244)	—	654,563	75,244	(75,244)	—	—
UBS AG	731,436	(731,436)	—	—	1,048,832	(731,436)	—	317,396
Other Derivatives (C)	567,141	—	—	567,141	14,290,433	—	—	14,290,433

Total	$15,621,948	$(7,706,499)	$(1,734,867)	$6,180,582	$24,948,503	$(7,706,499)	$(377,519)	$16,864,485

Transamerica Commodity Strategy
Macquarie Bank Limited	$—	$—	$—	$—	$756	$—	$(756)	$—
Merrill Lynch International	—	—	—	—	1,409	—	(1,409)	—
UBS AG	—	—	—	—	1,759	—	(1,759)	—

Total	$—	$—	$—	$—	$3,924	$—	$(3,924)	$—

Transamerica Global Multifactor Macro
Citibank N.A.	$7,844,477	$(7,844,477)	$—	$—	$8,944,457	$(7,844,477)	$(1,099,980)	$—
Goldman Sachs Bank	994	(994)	—	—	40,588	(994)	(39,594)	—
Merrill Lynch International	1,129,356	(805,890)	(323,466)	—	805,890	(805,890)	—	—
Other Derivatives (C)	21,035,035	—	—	21,035,035	20,425,482	—	—	20,425,482

Total	$30,009,862	$(8,651,361)	$(323,466)	$21,035,035	$30,216,417	$(8,651,361)	$(1,139,574)	$20,425,482

Transamerica Managed Futures Strategy
Bank of America, N.A.	$92,786	$(92,786)	$—	$—	$506,833	$(92,786)	$(371,292)	$42,755
Citibank N.A.	15,607,877	(15,597,500)	—	10,377	15,597,500	(15,597,500)	—	—
Deutsche Bank AG	2,880	(2,880)	—	—	7,590	(2,880)	(4,710)	—
Goldman Sachs Bank	—	—	—	—	16,958	—	(16,958)	—
Merrill Lynch International	307,722	(4,896)	—	302,826	4,896	(4,896)	—	—
Other Derivatives (C)	3,203,303	—	—	3,203,303	3,322,124	—	—	3,322,124

Total	$19,214,568	$(15,698,062)	$—	$3,516,506	$19,455,901	$(15,698,062)	$(392,960)	$3,364,879

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

7. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Commodity risk: The risk of investing in commodities, or instruments whose performance is linked to the price of an underlying commodity or commodity index, include regulatory, economic and political developments, weather events and natural disasters and market disruptions. The commodities markets may be subject to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

8. BASIS FOR CONSOLIDATION

Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Multifactor Macro, Ltd., and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary”: collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Transamerica Commodity Strategy, Transamerica Global Multifactor Macro, and Transamerica Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following table reflects the net assets of each Subsidiary as a percentage of the Funds’ net assets at April 30, 2016:

Fund	Subsidiary	Value	Percentage of Net Assets
Transamerica Commodity Strategy	Transamerica Cayman Commodity Strategy, Ltd.	$7,467,127	20.83%
Transamerica Global Multifactor Macro	Transamerica Cayman Global Multifactor Macro, Ltd.	46,131,580	23.27
Transamerica Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	63,574,452	23.03

9. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of Transamerica Intermediate Bond.

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

As of April 30, 2016, the percentage of each Fund’s net assets owned by affiliated investors are as follows:

Transamerica Core Bond	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$145,719,209	11.02%
Transamerica Asset Allocation – Conservative VP	95,532,448	7.23
Transamerica Asset Allocation – Moderate Growth Portfolio	168,202,005	12.73
Transamerica Asset Allocation – Moderate Growth VP	197,465,777	14.94
Transamerica Asset Allocation – Moderate Portfolio	235,046,357	17.78
Transamerica Asset Allocation – Moderate VP	354,275,488	26.80
Transamerica International Moderate Growth VP	17,811,946	1.35
Transamerica Madison Balanced Allocation VP	18,652,828	1.41
Transamerica Madison Conservative Allocation VP	16,800,731	1.27
Total	$1,249,506,789	94.53%

Transamerica Developing Markets Equity
Transamerica Asset Allocation – Conservative Portfolio	$19,331,796	5.12%
Transamerica Asset Allocation – Growth Portfolio	78,618,017	20.83
Transamerica Asset Allocation – Growth VP	9,073,877	2.40
Transamerica Asset Allocation – Moderate Growth Portfolio	114,265,547	30.28
Transamerica Asset Allocation – Moderate Growth VP	31,288,402	8.29
Transamerica Asset Allocation – Moderate Portfolio	58,933,780	15.62
Transamerica Asset Allocation – Moderate VP	36,395,216	9.65
Transamerica Multi-Manager Alternative Strategies Portfolio	12,980,111	3.44
Transamerica Multi-Manager Alternative Strategies VP	90,731	0.03
Total	$360,977,477	95.66%

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

9. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Event Driven	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$9,829,575	9.47%
Transamerica Asset Allocation – Growth Portfolio	22,606,118	21.79
Transamerica Asset Allocation – Moderate Growth Portfolio	26,523,964	25.57
Transamerica Asset Allocation – Moderate Portfolio	19,775,562	19.06
Transamerica Multi-Manager Alternative Strategies Portfolio	24,334,552	23.46
Transamerica Multi-Manager Alternative Strategies VP	162,096	0.16
Total	$103,231,867	99.51%

Transamerica Global Real Estate Securities
Transamerica Asset Allocation – Growth Portfolio	$5,658,683	12.78%
Transamerica Asset Allocation – Moderate Growth Portfolio	14,612,011	32.98
Transamerica Multi-Manager Alternative Strategies Portfolio	15,875,444	35.83
Transamerica Multi-Manager Alternative Strategies VP	111,450	0.25
Total	$36,257,588	81.84%

Transamerica Intermediate Bond
Transamerica Asset Allocation – Conservative Portfolio	$59,172,786	4.69%
Transamerica Asset Allocation – Conservative VP	182,581,423	14.47
Transamerica Asset Allocation – Moderate Growth Portfolio	72,339,242	5.73
Transamerica Asset Allocation – Moderate Growth VP	273,299,707	21.66
Transamerica Asset Allocation – Moderate Portfolio	98,082,159	7.78
Transamerica Asset Allocation – Moderate VP	524,628,433	41.59
Transamerica International Moderate Growth VP	29,503,311	2.34
Total	$1,239,607,061	98.26%

Transamerica International Equity Opportunities
Transamerica Asset Allocation – Conservative Portfolio	$15,448,677	2.06%
Transamerica Asset Allocation – Conservative VP	25,481,662	3.40
Transamerica Asset Allocation – Growth Portfolio	62,337,190	8.31
Transamerica Asset Allocation – Growth VP	45,107,976	6.01
Transamerica Asset Allocation – Moderate Growth Portfolio	87,226,593	11.63
Transamerica Asset Allocation – Moderate Growth VP	182,413,683	24.31
Transamerica Asset Allocation – Moderate Portfolio	43,722,128	5.83
Transamerica Asset Allocation – Moderate VP	172,740,997	23.02
Transamerica International Moderate Growth VP	100,539,120	13.40
Total	$735,018,026	97.97%

Transamerica International Small Cap
Transamerica Asset Allocation – Conservative Portfolio	$8,306,692	1.41%
Transamerica Asset Allocation – Conservative VP	18,991,756	3.21
Transamerica Asset Allocation – Growth Portfolio	32,576,815	5.51
Transamerica Asset Allocation – Growth VP	46,761,499	7.91
Transamerica Asset Allocation – Moderate Growth Portfolio	45,848,475	7.75
Transamerica Asset Allocation – Moderate Growth VP	165,799,518	28.03
Transamerica Asset Allocation – Moderate Portfolio	23,250,367	3.93
Transamerica Asset Allocation – Moderate VP	147,945,863	25.02
Transamerica International Moderate Growth VP	82,287,816	13.91
Transamerica Multi-Manager Alternative Strategies Portfolio	11,723,964	1.98
Transamerica Multi-Manager Alternative Strategies VP	83,488	0.01
Total	$583,576,253	98.67%

Transamerica Long/Short Strategy
Transamerica Multi-Manager Alternative Strategies Portfolio	$14,012,621	99.27%
Transamerica Multi-Manager Alternative Strategies VP	99,790	0.71
Total	$14,112,411	99.98%

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

9. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Transamerica Mid Cap Value	Value	Percentage of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$11,343,599	4.25%
Transamerica Asset Allocation – Growth Portfolio	76,203,139	28.52
Transamerica Asset Allocation – Moderate Growth Portfolio	113,984,449	42.66
Transamerica Asset Allocation – Moderate Portfolio	53,479,546	20.01
Total	$255,010,733	95.44%

Transamerica Total Return
Transamerica Asset Allocation – Conservative Portfolio	$144,735,902	24.91%
Transamerica Asset Allocation – Moderate Growth Portfolio	142,569,473	24.54
Transamerica Asset Allocation – Moderate Portfolio	218,996,272	37.70
Total	$506,301,647	87.15%

Transamerica Commodity Strategy
Transamerica Asset Allocation – Conservative Portfolio	$5,392,674	15.04%
Transamerica Asset Allocation – Moderate Growth Portfolio	16,857,614	47.02
Transamerica Asset Allocation – Moderate Portfolio	12,999,110	36.25
Total	$35,249,398	98.31%

Transamerica Global Multifactor Macro
Transamerica Asset Allocation – Conservative Portfolio	$13,839,102	6.98%
Transamerica Asset Allocation – Growth Portfolio	24,872,632	12.55
Transamerica Asset Allocation – Growth VP	24,004,834	12.11
Transamerica Asset Allocation – Moderate Growth Portfolio	44,350,373	22.37
Transamerica Asset Allocation – Moderate Portfolio	31,086,575	15.68
Transamerica Multi-Manager Alternative Strategies Portfolio	58,761,818	29.64
Transamerica Multi-Manager Alternative Strategies VP	418,332	0.21
Total	$197,333,666	99.54%

Transamerica Managed Futures Strategy
Transamerica Asset Allocation – Conservative Portfolio	$24,263,026	8.79%
Transamerica Asset Allocation – Growth Portfolio	62,878,995	22.78
Transamerica Asset Allocation – Growth VP	32,990,583	11.95
Transamerica Asset Allocation – Moderate Growth Portfolio	67,574,068	24.48
Transamerica Asset Allocation – Moderate Portfolio	49,750,032	18.02
Transamerica Multi-Manager Alternative Strategies Portfolio	36,543,618	13.24
Transamerica Multi-Manager Alternative Strategies VP	260,024	0.09
Total	$274,260,346	99.35%

Investment management fees: Effective March 1, 2016, TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations. Prior to March 1, 2016, each Fund paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statements of Operations. Administrative services services were provided to the Funds by TFS prior to March 1, 2016.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Fund	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
Transamerica Core Bond
First $750 million	0.480%	0.450%
Over $750 million up to $1 billion	0.430	0.400
Over $1 billion	0.405	0.375

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

9. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
Transamerica Developing Markets Equity
First $50 million	1.230%	1.200%
Over $50 million up to $200 million	1.180	1.150
Over $200 million up to $500 million	1.130	1.100
Over $500 million	1.080	1.050
Transamerica Event Driven
First $50 million	1.250	1.220
Over $50 million up to $300 million	1.130	1.100
Over $300 million up to $750 million	1.080	1.050
Over $750 million	1.055	1.025
Transamerica Global Real Estate Securities
First $250 million	0.830	0.800
Over $250 million up to $500 million	0.805	0.775
Over $500 million up to $1 billion	0.730	0.700
Over $1 billion	0.680	0.650
Transamerica Intermediate Bond
First $2 billion	0.380	0.350
Over $2 billion	0.365	0.335
Transamerica International Equity Opportunities
First $250 million	0.930	0.900
Over $250 million up to $500 million	0.905	0.875
Over $500 million up to $1 billion	0.880	0.850
Over $1 billion	0.830	0.800
Transamerica International Small Cap
First $300 million	1.100	1.070
Over $300 million	1.030	1.000
Transamerica Long/Short Strategy
First 300 million	1.230	1.200
Over $300 million up to $1 billion	1.180	1.150
Over $1 billion	1.155	1.125
Transamerica Mid Cap Value
First $100 million	0.880	0.850
Over $100 million	0.830	0.800
Transamerica Total Return
First $250 million	0.680	0.650
Over $250 million up to $500 million	0.670	0.640
Over $500 million up to $750 million	0.660	0.630
Over $750 million up to $1 billion	0.630	0.600
Over $1 billion up to $3 billion	0.600	0.570
Over $3 billion	0.570	0.540
Transamerica Commodity Strategy
First $200 million	0.640	0.610
Over $200 million up to $1 billion	0.620	0.590
Over $1 billion	0.590	0.560
Transamerica Global Multifactor Macro
First $150 million	1.250	1.220
Over $150 million up to $300 million	1.190	1.160
Over $300 million up to $500 million	1.140	1.110
Over $500 million up to $600 million	1.130	1.100
Over $600 million	1.080	1.050

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

9. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Fund	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
Transamerica Managed Futures Strategy
First $500 million	1.130%	1.100%
Over $500 million	1.080	1.050

Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Multifactor Macro, Ltd., and Transamerica Cayman Managed Futures Strategy, Ltd. entered into separate contracts with TAM for the management of the Subsidiaries pursuant to which the Subsidiaries pay TAM a fee that is the same, as a percentage of net assets, as the management fee of the Fund. TAM has contractually agreed to waive a portion of the Funds’ management fee in an amount equal to the management fee paid to TAM by the Subsidiaries. This management fee waiver, which is reflected in Expense waiver and/or reimbursement on the Consolidated Statements of Operations, may not be discontinued by TAM as long as its contract with the Subsidiaries is in place.

For the period ended April 30, 2016, the amounts waived are $17,230, $305,246 and $373,367, respectively for Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Multifactor Macro, Ltd., and Transamerica Cayman Managed Futures Strategy, Ltd.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. Funds not listed in the below table do not have an operating expense limit.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Transamerica Core Bond	0.60%	March 1, 2017
Transamerica Developing Markets Equity	1.45	March 1, 2017
Transamerica Event Driven	1.35	March 1, 2017
Transamerica Intermediate Bond	0.55	March 1, 2017
Transamerica International Small Cap	1.27	March 1, 2017
Transamerica Long/Short Strategy	1.59	March 1, 2017
Transamerica Mid Cap Value	1.05	March 1, 2017
Transamerica Commodity Strategy	0.94	March 1, 2017
Transamerica Global Multifactor Macro	1.50	March 1, 2017
Transamerica Managed Futures Strategy	1.45	March 1, 2017

TAM is entitled to recapture expenses paid by the Funds for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Funds operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended April 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations or Consolidated Statements of Operations.

As of April 30, 2016, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available from Fiscal Years
Fund	2015	2016	Total
Transamerica Event Driven	$ 121,901	$ 25,890	$147,791
Transamerica Long/Short Strategy	—	69,702	69,702
Transamerica Global Multifactor Macro	181,209	146,442	327,651
Transamerica Managed Futures Strategy	—	167,775	167,775

Administrative service fees: Effective March 1, 2016, the Funds each pay a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statements of Operations. Prior to March 1, 2016, the Funds had a separate administration service fee agreement with TFS pursuant to which the Funds paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statements of Operations. The Legal fees included within the

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

9. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and Statements of Operations or Consolidated Statements of Operations represent expenses paid for external legal services.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS at an annual fee of 0.0075% on daily ANA for an open account for providing transfer agent services. Transfer agent fees paid and the amounts due to TFS for the period ended April 30, 2016 are disclosed in the Statements of Operations and the Statements of Assets and Liabilities, respectively; or in the Consolidated Statements of Operations and the Consolidated Statements of Assets and Liabilities, respectively.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. For the period ended April 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations or Consolidated Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2016.

10. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Transamerica Core Bond	$229,019,488	$224,478,253	$65,485,418	$28,587,940
Transamerica Developing Markets Equity	67,760,143	—	55,662,320	—
Transamerica Event Driven	276,884,679	—	282,716,025	—
Transamerica Global Real Estate Securities	14,931,109	—	22,646,850	—
Transamerica Intermediate Bond	302,503,972	279,086,038	55,569,059	161,328,596
Transamerica International Equity Opportunities	175,311,416	—	59,930,920	—
Transamerica International Small Cap	63,651,973	—	315,779,095	—
Transamerica Long/Short Strategy (A)	43,013,596	—	49,276,570	—
Transamerica Mid Cap Value	29,858,230	—	35,155,712	—
Transamerica Total Return	67,351,623	19,055,639	101,454,533	23,867,878

(A)	Fund includes securities sold short

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations or Consolidated Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

12. RECLASSIFICATION

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the net increase (decrease) in net assets resulting from operations. The Trust concluded that it was appropriate to classify borrowing costs, which relate to charges from a broker for securities sold short positions, as an expense which is included in Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations. Previously, the borrowing costs had been included in Net realized gain/(loss) on securities sold short within the Statements of Operations. Corresponding reclassifications have been made to Net investment income (loss) and Realized gain (loss) within the Statements of Changes in Net Assets, and Net investment income (loss) per share, Net realized and unrealized gain (loss) per share and Expenses to average net asset ratios within the Financial Highlights. The impact of the reclassification is an increase to realized gain (loss) and total expenses, and a decrease in net investment income. All impacted amounts, as identified within the Statements of Changes in Net Assets and Financial Highlights have been adjusted for purposes of comparability.

Transamerica Funds	Semi-Annual Report 2016

APPROVAL OF

MANAGEMENT AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Trust”) (the “Board” or “Board Members”) held on December 8-10, 2015, the Board reviewed and considered the approval of a proposal to combine the Investment Advisory Agreement between Transamerica Asset Management, Inc. (“TAM”) and the Trust and the Administrative Services Agreement between Transamerica Fund Services, Inc. (“TFS”) and the Trust into a combined Management Agreement (the “Management Agreement”) between TAM and the Trust.

To assist the Board Members in their consideration of the Agreement, the Board Members requested and received from TAM certain materials and information in advance of their meeting. In considering the proposed approval of the Management Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

Among other matters, the Board considered:

1)        the nature, extent and quality of the advisory and administrative services provided to the Trust would not be diminished or modified, and that such services are required for the Trust’s operations;

2)        the personnel currently rendering administrative services and investment advisory services would continue to provide such services under the Management Agreement;

3)        the services provided pursuant to the sub-administration agreement between TFS and the sub-administrator would continue to be provided pursuant to an agreement between TAM and the sub-administrator;

4)        the Management Agreement would provide for a management fee rate for each series of the Trust equal to the sum of the investment advisory fee rate assessed for each series of the Trust under the existing Investment Advisory Agreement and the administrative services fee rate assessed for each series of the Trust under the existing Administrative Services Agreement, and that any breakpoints in a series’ investment advisory fee schedule would be carried over to the management fee schedule at the same levels; and

5)        the initial term of the Management Agreement would end on June 30, 2016 and the Board would, prior to that time, consider the continuance of the Management Agreement for an additional one-year period in conjunction with its annual process for evaluating advisory, sub-advisory and underwriting agreements and Rule 12b-1 plans.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the approval of the Management Agreement was in the best interests of the Trust and its shareholders. The Board, including the independent members of the Board, unanimously approved the Management Agreement for a term to continue through June 30, 2016.

Transamerica Funds	Semi-Annual Report 2016

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2016

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Fund Services

PO Box 219945

Kansas City, MO 64121-9945

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

ClearTrack Funds

Semi-Annual Report

April 30, 2016

www.transamerica.com

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Transamerica Funds	Semi-Annual Report 2016

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your Funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. At the beginning of the 12 month period that began on May 1, 2015, domestic equity markets were reaching all-time highs fueled in part by global central bank accommodation, and the continued prospect of an improving U.S. economy as seen in such fundamental measures as employment, home sales and consumer spending.

However, in the second half of 2015, markets began to experience more volatility, as the effects of rapid declines in energy and other commodity markets began to be felt throughout the markets and in the broader economy. During this time the price of WTI Crude Oil dropped from about $60 per barrel to less than $40 and this led to continued declines in employment and business spending within the energy sector. As a result, this sector created a drag on overall economic growth as many energy and commodity companies experienced falling profitability and challenging viability. Other areas of concern included weakness in emerging markets, specifically China and those countries heavily reliant on commodity exports for growth. These trends manifested themselves in a broad sell-off in stocks during the month of August. By December however, stocks recovered and were once again close to historical highs.

In December the U.S. Federal Reserve (“Fed”) raised the Fed Funds Rate for the first time in 9 years based on expectations of improving economic growth and the prospect of inflation reaching the Fed’s long term target. However, as 2016 began, weakness overseas fueled fears of a recession in the U.S. and sparked another sharp sell-off of stocks and commodities during January and the first half of February. In the months that followed, various economic data emerged reassuring investors that a recession was less likely in the year ahead and when combined with no further rate hikes by the Fed during the months of March and April, equities, oil and credit driven fixed income markets strongly rebounded.

For the 12 month period ended on April 30, 2016, the S&P 500® returned 1.21% while the MSCI EAFE Index, representing international developed market equities, lost (8.89)%. During the same period, the Barclays U.S. Aggregate Bond Index returned 2.72%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: transaction costs, such as redemption fees; and ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2015, and held for the entire period until April 30, 2016.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

ClearTrack 2015
Class R1	$1,000.00	$992.50	$5.17	$1,019.50	$5.24	1.05%
Class R6	1,000.00	995.40	1.97	1,022.70	2.00	0.40

ClearTrack 2020
Class R1	1,000.00	990.40	5.17	1,019.50	5.24	1.05
Class R6	1,000.00	993.30	1.97	1,022.70	2.00	0.40

ClearTrack 2025
Class R1	1,000.00	1,004.40	5.35	1,019.40	5.39	1.08
Class R6	1,000.00	1,008.10	2.14	1,022.60	2.15	0.43

ClearTrack 2030
Class R1	1,000.00	1,004.90	5.30	1,019.40	5.34	1.07
Class R6	1,000.00	1,007.50	2.08	1,022.60	2.10	0.42

ClearTrack 2035
Class R1	1,000.00	1,000.70	5.29	1,019.40	5.34	1.07
Class R6	1,000.00	1,004.40	2.08	1,022.60	2.10	0.42

Transamerica Funds	Semi-Annual Report 2016

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

ClearTrack 2040
Class R1	$1,000.00	$994.20	$5.28	$1,019.40	$5.34	1.07%
Class R6	1,000.00	1,001.00	2.08	1,022.60	2.10	0.42

ClearTrack 2045
Class R1	1,000.00	994.00	5.37	1,019.30	5.44	1.09
Class R6	1,000.00	996.60	2.17	1,022.60	2.20	0.44

ClearTrack 2050
Class R1	1,000.00	993.20	5.42	1,019.30	5.49	1.10
Class R6	1,000.00	997.00	2.22	1,022.50	2.25	0.45

ClearTrack Retirement Income
Class R1	1,000.00	1,013.10	5.23	1,019.50	5.24	1.05
Class R6	1,000.00	1,016.70	1.99	1,022.70	2.00	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2016

Schedules of Investments Composition

At April 30, 2016

(unaudited)

ClearTrack 2015

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	35.6%
U.S. Equity Funds	25.5
International Equity Funds	23.1
International Fixed Income Fund	13.8
Repurchase Agreement	1.7
Securities Lending Collateral	1.1
Net Other Assets (Liabilities)	(0.8)
Total	100.0%

ClearTrack 2020

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	30.5%
U.S. Equity Funds	28.5
International Equity Funds	25.3
International Fixed Income Fund	14.1
Repurchase Agreement	3.2
Securities Lending Collateral	0.7
Net Other Assets (Liabilities)	(2.3)
Total	100.0%

ClearTrack 2025

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	31.6%
International Equity Funds	27.8
U.S. Fixed Income Funds	24.9
International Fixed Income Funds	14.2
Repurchase Agreement	3.4
Securities Lending Collateral	1.2
Net Other Assets (Liabilities)	(3.1)
Total	100.0%

ClearTrack 2030

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	36.3%
International Equity Funds	28.1
U.S. Fixed Income Funds	17.3
International Fixed Income Funds	15.4
Repurchase Agreement	2.8
Net Other Assets (Liabilities)	0.1
Total	100.0%

ClearTrack 2035

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	45.7%
International Equity Funds	29.3
International Fixed Income Funds	13.5
U.S. Fixed Income Funds	9.8
Securities Lending Collateral	6.8
Repurchase Agreement	4.5
Net Other Assets (Liabilities)	(9.6)
Total	100.0%

ClearTrack 2040

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	53.4%
International Equity Funds	29.4
U.S. Fixed Income Funds	7.8
International Fixed Income Funds	6.1
Repurchase Agreement	2.2
Securities Lending Collateral	0.3
Net Other Assets (Liabilities)	0.8
Total	100.0%

ClearTrack 2045

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	60.8%
International Equity Funds	29.5
International Fixed Income Fund	5.0
Repurchase Agreement	3.0
U.S. Fixed Income Fund	3.0
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

ClearTrack 2050

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	62.1%
International Equity Funds	29.4
International Fixed Income Fund	3.4
U.S. Fixed Income Fund	3.0
Repurchase Agreement	2.5
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

ClearTrack Retirement Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	52.0%
U.S. Equity Funds	16.3
International Equity Funds	15.6
International Fixed Income Fund	13.8
Repurchase Agreement	2.3
Securities Lending Collateral	0.0 *
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack 2015

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.0%
International Equity Funds - 23.1%
Vanguard FTSE Developed Markets ETF	176,122	$ 6,465,439
Vanguard FTSE Emerging Markets ETF	36,273	1,267,016

		7,732,455

International Fixed Income Fund - 13.8%
Vanguard Total International Bond ETF	85,060	4,622,160

U.S. Equity Funds - 25.5%
Schwab U.S. Large-Cap ETF	110,709	5,430,276
Schwab U.S. REIT ETF (A)	37,311	1,501,395
Schwab U.S. Small-Cap ETF	29,688	1,574,355

		8,506,026

U.S. Fixed Income Funds - 35.6%
iShares Core U.S. Aggregate Bond ETF	82,383	9,135,451
iShares TIPS Bond ETF	14,184	1,629,458
SPDR Barclays High Yield Bond ETF	31,703	1,119,116

		11,884,025

Total Exchange-Traded Funds (Cost $31,951,961)		32,744,666

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (B)	375,375	$ 375,375

Total Securities Lending Collateral (Cost $375,375)		375,375

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (B), dated 04/29/2016, to be repurchased at $580,356 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $593,050.	$ 580,354	580,354

Total Repurchase Agreement (Cost $580,354)		580,354

Total Investments (Cost $32,907,690) (C)		33,700,395
Net Other Assets (Liabilities) - (0.8)%		(268,935)

Net Assets - 100.0%		$ 33,431,460

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$32,744,666	$—	$—	$32,744,666
Securities Lending Collateral	375,375	—	—	375,375
Repurchase Agreement	—	580,354	—	580,354

Total Investments	$33,120,041	$580,354	$—	$33,700,395

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $366,002. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $32,907,690. Aggregate gross unrealized appreciation for all securities is $792,705.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack 2020

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.4%
International Equity Funds - 25.3%
Vanguard FTSE Developed Markets ETF	222,854	$ 8,180,971
Vanguard FTSE Emerging Markets ETF	44,767	1,563,711

		9,744,682

International Fixed Income Fund - 14.1%
Vanguard Total International Bond ETF	99,863	5,426,555

U.S. Equity Funds - 28.5%
Schwab U.S. Large-Cap ETF	151,042	7,408,610
Schwab U.S. REIT ETF (A)	44,188	1,778,125
Schwab U.S. Small-Cap ETF (A)	33,711	1,787,694

		10,974,429

U.S. Fixed Income Funds - 30.5%
iShares Core U.S. Aggregate Bond ETF	81,633	9,052,283
iShares TIPS Bond ETF	16,713	1,919,990
SPDR Barclays High Yield Bond ETF	21,664	764,739

		11,737,012

Total Exchange-Traded Funds (Cost $36,972,873)		37,882,678

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (B)	277,675	$ 277,675

Total Securities Lending Collateral (Cost $277,675)		277,675

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% (B), dated 04/29/2016, to be repurchased at $1,239,328 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $1,267,900.	$ 1,239,325	1,239,325

Total Repurchase Agreement (Cost $1,239,325)		1,239,325

Total Investments (Cost $38,489,873) (C)		39,399,678
Net Other Assets (Liabilities) - (2.3)%		(903,460)

Net Assets - 100.0%		$ 38,496,218

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$37,882,678	$—	$—	$37,882,678
Securities Lending Collateral	277,675	—	—	277,675
Repurchase Agreement	—	1,239,325	—	1,239,325

Total Investments	$38,160,353	$1,239,325	$—	$39,399,678

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $270,756. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $38,489,873. Aggregate gross unrealized appreciation for all securities is $909,805.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack 2025

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.5%
International Equity Funds - 27.8%
Vanguard FTSE Developed Markets ETF	256,381	$ 9,411,747
Vanguard FTSE Emerging Markets ETF	49,698	1,735,951

		11,147,698

International Fixed Income Funds - 14.2%
iShares JPMorgan USD Emerging Markets Bond ETF	282	31,480
Vanguard Total International Bond ETF	104,531	5,680,214

		5,711,694

U.S. Equity Funds - 31.6%
Schwab U.S. Large-Cap ETF (A)	182,989	8,975,610
Schwab U.S. REIT ETF (A)	46,255	1,861,301
Schwab U.S. Small-Cap ETF (A)	35,184	1,865,808

		12,702,719

U.S. Fixed Income Funds - 24.9%
iShares Core U.S. Aggregate Bond ETF	69,821	7,742,450
iShares TIPS Bond ETF	17,494	2,009,711
SPDR Barclays High Yield Bond ETF	7,636	269,551

		10,021,712

Total Exchange-Traded Funds (Cost $39,110,676)		39,583,823

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (B)	467,328	$ 467,328

Total Securities Lending Collateral (Cost $467,328)		467,328

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.03% (B), dated 04/29/2016, to be repurchased at $1,367,188 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $1,395,713.	$ 1,367,185	1,367,185

Total Repurchase Agreement (Cost $1,367,185)		1,367,185

Total Investments (Cost $40,945,189) (C)		41,418,336
Net Other Assets (Liabilities) - (3.1)%		(1,234,704)

Net Assets - 100.0%		$ 40,183,632

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$39,583,823	$—	$—	$39,583,823
Securities Lending Collateral	467,328	—	—	467,328
Repurchase Agreement	—	1,367,185	—	1,367,185

Total Investments	$40,051,151	$1,367,185	$—	$41,418,336

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $456,743. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $40,945,189. Aggregate gross unrealized appreciation and depreciation for all securities is $519,493 and $46,346, respectively. Net unrealized appreciation for tax purposes is $473,147.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack 2030

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.1%
International Equity Funds - 28.1%
Vanguard FTSE Developed Markets ETF	224,267	$ 8,232,842
Vanguard FTSE Emerging Markets ETF	32,515	1,135,749

		9,368,591

International Fixed Income Funds - 15.4%
iShares JPMorgan USD Emerging Markets Bond ETF	5,200	580,476
Vanguard Total International Bond ETF	84,160	4,573,254

		5,153,730

U.S. Equity Funds - 36.3%
Schwab U.S. Large-Cap ETF	184,934	9,071,013
Schwab U.S. REIT ETF	36,917	1,485,540
Schwab U.S. Small-Cap ETF	29,373	1,557,650

		12,114,203

U.S. Fixed Income Funds - 17.3%
iShares Core U.S. Aggregate Bond ETF	36,187	4,012,776
iShares TIPS Bond ETF	14,034	1,612,226
SPDR Barclays High Yield Bond ETF	4,403	155,426

		5,780,428

Total Exchange-Traded Funds (Cost $32,044,951)		32,416,952

Principal	Value
REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co. 0.03% (A), dated 04/29/2016, to be repurchased at $942,425 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $966,263.

$ 942,423	$ 942,423

Total Repurchase Agreement (Cost $942,423)	942,423

Total Investments (Cost $32,987,374) (B)	33,359,375
Net Other Assets (Liabilities) - 0.1%	16,820

Net Assets - 100.0%	$ 33,376,195

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$32,416,952	$—	$—	$32,416,952
Repurchase Agreement	—	942,423	—	942,423

Total Investments	$32,416,952	$942,423	$—	$33,359,375

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $32,987,374. Aggregate gross unrealized appreciation and depreciation for all securities is $434,327 and $62,326, respectively. Net unrealized appreciation for tax purposes is $372,001.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack 2035

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.3%
International Equity Funds - 29.3%
Vanguard FTSE Developed Markets ETF	228,160	$ 8,375,754
Vanguard FTSE Emerging Markets ETF	21,430	748,550

		9,124,304

International Fixed Income Funds - 13.5%
iShares JPMorgan USD Emerging Markets Bond ETF	11,891	1,327,392
Vanguard Total International Bond ETF	52,707	2,864,099

		4,191,491

U.S. Equity Funds - 45.7%
Schwab U.S. Large-Cap ETF (A)	227,436	11,155,736
Schwab U.S. REIT ETF	37,765	1,519,663
Schwab U.S. Small-Cap ETF (A)	28,667	1,520,211

		14,195,610

U.S. Fixed Income Funds - 9.8%
iShares Core U.S. Aggregate Bond ETF	24,349	2,700,061
SPDR Barclays High Yield Bond ETF	9,801	345,975

		3,046,036

Total Exchange-Traded Funds (Cost $30,088,339)		30,557,441

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (B)	2,105,922	$ 2,105,922

Total Securities Lending Collateral (Cost $2,105,922)		2,105,922

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.03% (B), dated 04/29/2016, to be repurchased at $1,405,262 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $1,436,613.	$ 1,405,258	1,405,258

Total Repurchase Agreement (Cost $1,405,258)		1,405,258

Total Investments (Cost $33,599,519) (C)		34,068,621
Net Other Assets (Liabilities) - (9.6)%		(2,983,874)

Net Assets - 100.0%		$ 31,084,747

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$30,557,441	$—	$—	$30,557,441
Securities Lending Collateral	2,105,922	—	—	2,105,922
Repurchase Agreement	—	1,405,258	—	1,405,258

Total Investments	$32,663,363	$1,405,258	$—	$34,068,621

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $2,057,992. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $33,599,519. Aggregate gross unrealized appreciation for all securities is $469,102.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack 2040

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.7%
International Equity Funds - 29.4%
Vanguard FTSE Developed Markets ETF	205,942	$ 7,560,131
Vanguard FTSE Emerging Markets ETF	12,659	442,179

		8,002,310

International Fixed Income Funds - 6.1%
iShares JPMorgan USD Emerging Markets Bond ETF	11,867	1,324,713
Vanguard Total International Bond ETF	6,554	356,145

		1,680,858

U.S. Equity Funds - 53.4%
Schwab U.S. Large-Cap ETF	243,387	11,938,132
Schwab U.S. REIT ETF (A)	31,505	1,267,761
Schwab U.S. Small-Cap ETF	25,064	1,329,144

		14,535,037

U.S. Fixed Income Funds - 7.8%
iShares Core U.S. Aggregate Bond ETF	12,904	1,430,924
SPDR Barclays High Yield Bond ETF	19,906	702,682

		2,133,606

Total Exchange-Traded Funds (Cost $26,014,117)		26,351,811

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (B)	86,625	$ 86,625

Total Securities Lending Collateral (Cost $86,625)		86,625

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (B), dated 04/29/2016, to be repurchased at $588,241 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $603,275.	$ 588,240	588,240

Total Repurchase Agreement (Cost $588,240)		588,240

Total Investments (Cost $26,688,982) (C)		27,026,676
Net Other Assets (Liabilities) - 0.8%		204,385

Net Assets - 100.0%		$ 27,231,061

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$26,351,811	$—	$—	$26,351,811
Securities Lending Collateral	86,625	—	—	86,625
Repurchase Agreement	—	588,240	—	588,240

Total Investments	$26,438,436	$588,240	$—	$27,026,676

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $84,462. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2016.
(C)	Aggregate cost for federal income tax purposes is $26,688,982. Aggregate gross unrealized appreciation and depreciation for all securities is $362,224 and $24,530, respectively. Net unrealized appreciation for tax purposes is $337,694.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack 2045

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.3%
International Equity Funds - 29.5%
Vanguard FTSE Developed Markets ETF	131,283	$ 4,819,399
Vanguard FTSE Emerging Markets ETF	15,445	539,494

		5,358,893

International Fixed Income Fund - 5.0%
iShares JPMorgan USD Emerging Markets Bond ETF	8,112	905,543

U.S. Equity Funds - 60.8%
Schwab U.S. Large-Cap ETF	183,525	9,001,901
Schwab U.S. REIT ETF	22,054	887,453
Schwab U.S. Small-Cap ETF	21,443	1,137,122

		11,026,476

U.S. Fixed Income Fund - 3.0%
iShares Core U.S. Aggregate Bond ETF	4,897	543,028

Total Exchange-Traded Funds (Cost $17,615,166)		17,833,940

Principal	Value
REPURCHASE AGREEMENT - 3.0%

State Street Bank & Trust Co. 0.03% (A), dated 04/29/2016, to be repurchased at $545,156 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $557,263.

$ 545,155	$ 545,155

Total Repurchase Agreement (Cost $545,155)	545,155

Total Investments (Cost $18,160,321) (B)	18,379,095
Net Other Assets (Liabilities) - (1.3)%	(238,160)

Net Assets - 100.0%	$ 18,140,935

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$17,833,940	$—	$—	$17,833,940
Repurchase Agreement	—	545,155	—	545,155

Total Investments	$17,833,940	$545,155	$—	$18,379,095

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $18,160,321. Aggregate gross unrealized appreciation and depreciation for all securities is $237,534 and $18,760, respectively. Net unrealized appreciation for tax purposes is $218,774.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack 2050

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.9%
International Equity Funds - 29.4%
Vanguard FTSE Developed Markets ETF	84,350	$ 3,096,488
Vanguard FTSE Emerging Markets ETF	15,035	525,173

		3,621,661

International Fixed Income Fund - 3.4%
iShares JPMorgan USD Emerging Markets Bond ETF	3,755	419,171

U.S. Equity Funds - 62.1%
Schwab U.S. Large-Cap ETF	124,981	6,130,318
Schwab U.S. REIT ETF	14,902	599,656
Schwab U.S. Small-Cap ETF	17,160	909,995

		7,639,969

U.S. Fixed Income Fund - 3.0%
iShares Core U.S. Aggregate Bond ETF	3,309	366,935

Total Exchange-Traded Funds (Cost $11,936,814)		12,047,736

Principal	Value
REPURCHASE AGREEMENT - 2.5%

State Street Bank & Trust Co. 0.03% (A), dated 04/29/2016, to be repurchased at $311,707 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $322,088.

$ 311,706	$ 311,706

Total Repurchase Agreement (Cost $311,706)	311,706

Total Investments (Cost $12,248,520) (B)	12,359,442
Net Other Assets (Liabilities) - (0.4)%	(54,972)

Net Assets - 100.0%	$ 12,304,470

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$12,047,736	$—	$—	$12,047,736
Repurchase Agreement	—	311,706	—	311,706

Total Investments	$12,047,736	$311,706	$—	$12,359,442

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2016.
(B)	Aggregate cost for federal income tax purposes is $12,248,520. Aggregate gross unrealized appreciation and depreciation for all securities is $136,073 and $25,151, respectively. Net unrealized appreciation for tax purposes is $110,922.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

ClearTrack Retirement Income

SCHEDULE OF INVESTMENTS

At April 30, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.7%
International Equity Funds - 15.6%
Vanguard FTSE Developed Markets ETF	148,733	$ 5,459,988
Vanguard FTSE Emerging Markets ETF	36,250	1,266,213

		6,726,201

International Fixed Income Fund - 13.8%
Vanguard Total International Bond ETF	109,274	5,937,949

U.S. Equity Funds - 16.3%
Schwab U.S. Large-Cap ETF	62,079	3,044,975
Schwab U.S. REIT ETF	47,933	1,928,824
Schwab U.S. Small-Cap ETF (A)	38,133	2,022,193

		6,995,992

U.S. Fixed Income Funds - 52.0%
iShares Core U.S. Aggregate Bond ETF	154,616	17,145,368
iShares TIPS Bond ETF	18,222	2,093,343
SPDR Barclays High Yield Bond ETF	89,384	3,155,255

		22,393,966

Total Exchange-Traded Funds (Cost $41,295,770)		42,054,108

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.0% (B)
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.50% (C)	10,850	$ 10,850

Total Securities Lending Collateral (Cost $10,850)		10,850

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% (C), dated 04/29/2016, to be repurchased at $978,481 on 05/02/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $1,002,050.	$ 978,479	978,479

Total Repurchase Agreement (Cost $978,479)		978,479

Total Investments (Cost $42,285,099) (D)		43,043,437
Net Other Assets (Liabilities) - (0.0)% (B)		(13,624)

Net Assets - 100.0%		$ 43,029,813

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$42,054,108	$—	$—	$42,054,108
Securities Lending Collateral	10,850	—	—	10,850
Repurchase Agreement	—	978,479	—	978,479

Total Investments	$42,064,958	$978,479	$—	$43,043,437

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The total value of all securities on loan is $10,608. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at April 30, 2016.
(D)	Aggregate cost for federal income tax purposes is $42,285,099. Aggregate gross unrealized appreciation for all securities is $758,338.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2016. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2016

(unaudited)

	ClearTrack 2015	ClearTrack 2020	ClearTrack 2025	ClearTrack 2030	ClearTrack 2035
Assets:
Investments, at value (A) (B)	$33,120,041	$38,160,353	$40,051,151	$32,416,952	$32,663,363
Repurchase agreements, at value (C)	580,354	1,239,325	1,367,185	942,423	1,405,258
Receivables:
Shares of beneficial interest sold	123,930	86,367	30,598	44,256	—
Due from manager	13,195	10,981	8,409	12,791	12,406
Interest	1	2	2	2	2
Net income from securities lending	1,824	4,274	2,177	229	5,129
Prepaid expenses	118	126	125	110	99
Total assets	33,839,463	39,501,428	41,459,647	33,416,763	34,086,257

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	—	—	—	7,961	88,551
Investments purchased	—	692,280	772,697	—	775,018
Distribution and service fees	12,533	14,198	14,863	12,436	11,581
Transfer agent fees	3,950	4,475	4,685	3,919	3,650
Trustees, CCO and deferred compensation fees	15	16	17	16	13
Audit and tax fees	5,387	5,544	5,698	5,589	5,906
Custody fees	4,467	4,778	4,646	4,326	4,223
Legal fees	465	457	452	485	518
Printing and shareholder reports fees	3,760	3,731	3,577	3,795	4,095
Registration fees	2,035	2,039	2,037	2,027	2,019
Other	16	17	15	14	14
Collateral for securities on loan	375,375	277,675	467,328	—	2,105,922
Total liabilities	408,003	1,005,210	1,276,015	40,568	3,001,510
Net assets	$33,431,460	$38,496,218	$40,183,632	$33,376,195	$31,084,747

Net assets consist of:
Paid-in capital	$33,395,193	$38,385,648	$39,707,637	$32,948,387	$30,546,290
Undistributed (distributions in excess of) net investment income (loss)	62,082	66,079	61,794	61,521	81,392
Accumulated net realized gain (loss)	(818,520)	(865,314)	(58,946)	(5,714)	(12,037)
Net unrealized appreciation (depreciation) on:
Investments	792,705	909,805	473,147	372,001	469,102
Net assets	$33,431,460	$38,496,218	$40,183,632	$33,376,195	$31,084,747
Net assets by class:
Class R1	$33,183,822	$37,995,765	$39,704,623	$33,096,782	$30,827,140
Class R6	247,638	500,453	479,009	279,413	257,607
Shares outstanding (unlimited shares, no par value):
Class R1	3,445,515	3,958,044	4,067,563	3,371,889	3,157,183
Class R6	25,572	51,849	48,796	28,299	26,233
Net asset value per share:
Class R1	$9.63	$9.60	$9.76	$9.82	$9.76
Class R6	9.68	9.65	9.82	9.87	9.82

(A) Investments, at cost	$32,327,336	$37,250,548	$39,578,004	$32,044,951	$32,194,261
(B) Securities on loan, at value	$366,002	$270,756	$456,743	$—	$2,057,992
(C) Repurchase agreements, at cost	$580,354	$1,239,325	$1,367,185	$942,423	$1,405,258

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2016

(unaudited)

	ClearTrack 2040	ClearTrack 2045	ClearTrack 2050	ClearTrack Retirement Income
Assets:
Investments, at value (A) (B)	$26,438,436	$17,833,940	$12,047,736	$42,064,958
Repurchase agreements, at value (C)	588,240	545,155	311,706	978,479
Receivables:
Shares of beneficial interest sold	359,757	22,318	96,647	22,452
Due from manager	13,544	15,119	17,074	12,300
Interest	1	1	1	1
Net income from securities lending	1,967	765	50	89
Prepaid expenses	82	58	37	140
Total assets	27,402,027	18,417,356	12,473,251	43,078,419

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	54,000	35,302	—	1,176
Investments purchased	—	214,174	144,962	—
Distribution and service fees	10,094	6,747	4,425	16,201
Transfer agent fees	3,181	2,127	1,396	5,105
Trustees, CCO and deferred compensation fees	11	8	5	18
Audit and tax fees	5,939	6,278	6,275	5,021
Custody fees	4,507	4,874	4,573	4,042
Legal fees	531	582	617	467
Printing and shareholder reports fees	4,046	4,313	4,519	3,678
Registration fees	2,019	2,005	1,998	2,033
Other	13	11	11	15
Collateral for securities on loan	86,625	—	—	10,850
Total liabilities	170,966	276,421	168,781	48,606
Net assets	$27,231,061	$18,140,935	$12,304,470	$43,029,813

Net assets consist of:
Paid-in capital	$26,869,392	$17,956,543	$12,173,676	$42,153,614
Undistributed (distributions in excess of) net investment income (loss)	73,456	33,566	21,441	118,048
Accumulated net realized gain (loss)	(49,481)	(67,948)	(1,569)	(187)
Net unrealized appreciation (depreciation) on:
Investments	337,694	218,774	110,922	758,338
Net assets	$27,231,061	$18,140,935	$12,304,470	$43,029,813
Net assets by class:
Class R1	$26,985,002	$17,889,907	$11,950,704	$42,778,958
Class R6	246,059	251,028	353,766	250,855
Shares outstanding (unlimited shares, no par value):
Class R1	2,791,893	1,852,721	1,239,063	4,317,619
Class R6	25,223	25,842	36,470	25,162
Net asset value per share:
Class R1	$9.67	$9.66	$9.64	$9.91
Class R6	9.76	9.71	9.70	9.97

(A) Investments, at cost	$26,100,742	$17,615,166	$11,936,814	$41,306,620
(B) Securities on loan, at value	$84,462	$—	$—	$10,608
(C) Repurchase agreements, at cost	$588,240	$545,155	$311,706	$978,479

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS

For the period ended April 30, 2016

(unaudited)

	ClearTrack 2015	ClearTrack 2020	ClearTrack 2025	ClearTrack 2030	ClearTrack 2035
Investment Income:
Dividend income	$240,285	$248,465	$268,026	$241,239	$229,779
Interest income	503	626	122	97	97
Net income (loss) from securities lending	17,890	27,138	26,739	17,780	25,558
Total investment income	258,678	276,229	294,887	259,116	255,434

Expenses:
Investment advisory fees	25,038	25,759	26,898	23,875	20,142
Investment management fees	18,860	21,304	21,975	18,688	17,287
Distribution and service fees:
Class R1	59,992	64,038	66,565	58,077	50,921
Administration fees	2,146	2,208	2,305	2,046	1,727
Transfer agent fees:
Class R1	18,897	20,172	20,968	18,294	16,040
Class R6	9	12	12	10	9
Trustees, CCO and deferred compensation fees	183	198	207	184	160
Audit and tax fees	6,341	6,340	6,336	6,332	6,316
Custody fees	7,587	8,187	8,133	8,100	7,693
Legal fees	38	35	38	29	27
Printing and shareholder reports fees	1,989	1,989	1,989	1,989	1,989
Registration fees	27,720	27,739	27,687	27,628	27,565
Other	642	642	640	633	626
Total expenses before waiver and/or reimbursement and recapture	169,442	178,623	183,753	165,885	150,502
Expenses waived and/or reimbursed: (A)
Fund Level	(42,076)	(42,536)	(38,298)	(40,199)	(40,254)
Class R1	(900)	(961)	(1,973)	(871)	(764)
Class R6	(9)	(30)	(35)	(11)	(11)
Recapture of previously waived and/or reimbursed fees:
Class R1	—	—	975	—	—
Class R6	—	18	23	1	2
Net expenses	126,457	135,114	144,445	124,805	109,475
Net investment income (loss)	132,221	141,115	150,442	134,311	145,959

Net realized gain (loss) on:
Investments	(748,425)	(698,350)	(51,620)	(5,521)	(8,073)
Net realized gain (loss)	(748,425)	(698,350)	(51,620)	(5,521)	(8,073)

Net change in unrealized appreciation (depreciation) on:
Investments	805,021	778,981	499,200	405,304	456,804
Net change in unrealized appreciation (depreciation)	805,021	778,981	499,200	405,304	456,804
Net realized and change in unrealized gain (loss)	56,596	80,631	447,580	399,783	448,731
Net increase (decrease) in net assets resulting from operations	$188,817	$221,746	$598,022	$534,094	$594,690

(A)	Transamerica Asset Management, Inc. (“TAM”) reimbursed expenses in order to maintain the Funds’ contractual expense limits (See the Affiliates and Affiliated Transactions note in Notes to Financial Statements).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2016

(unaudited)

	ClearTrack 2040	ClearTrack 2045	ClearTrack 2050	ClearTrack Retirement Income
Investment Income:
Dividend income	$214,563	$142,016	$92,243	$311,804
Interest income	76	51	33	131
Net income (loss) from securities lending	18,537	9,241	5,033	9,833
Total investment income	233,176	151,308	97,309	321,768

Expenses:
Investment advisory fees	17,766	12,954	8,607	25,464
Investment management fees	14,870	10,123	6,646	23,974
Distribution and service fees:
Class R1	44,354	31,234	20,371	67,318
Administration fees	1,523	1,110	738	2,183
Transfer agent fees:
Class R1	13,972	9,839	6,417	21,205
Class R6	9	9	10	9
Trustees, CCO and deferred compensation fees	136	99	64	214
Audit and tax fees	6,315	6,299	6,290	6,340
Custody fees	7,572	5,800	7,043	7,385
Legal fees	24	20	13	35
Printing and shareholder reports fees	1,989	1,989	1,989	1,989
Registration fees	27,598	27,498	27,469	27,617
Other	625	613	605	637
Total expenses before waiver and/or reimbursement and recapture	136,753	107,587	86,262	184,370
Expenses waived and/or reimbursed: (A)
Fund Level	(40,664)	(38,498)	(40,527)	(41,499)
Class R1	(665)	(762)	(772)	(1,010)
Class R6	(11)	(11)	(26)	(11)
Recapture of previously waived and/or reimbursed fees:
Class R1	—	293	466	—
Class R6	2	2	16	2
Net expenses	95,415	68,611	45,419	141,852
Net investment income (loss)	137,761	82,697	51,890	179,916

Net realized gain (loss) on:
Investments	(40,076)	(65,105)	(1,058)	—
Net realized gain (loss)	(40,076)	(65,105)	(1,058)	—

Net change in unrealized appreciation (depreciation) on:
Investments	296,590	200,895	69,222	812,596
Net change in unrealized appreciation (depreciation)	296,590	200,895	69,222	812,596
Net realized and change in unrealized gain (loss)	256,514	135,790	68,164	812,596
Net increase (decrease) in net assets resulting from operations	$394,275	$218,487	$120,054	$992,512

(A)	Transamerica Asset Management, Inc. (“TAM”) reimbursed expenses in order to maintain the Funds’ contractual expense limits (See the Affiliates and Affiliated Transactions note in Notes to Financial Statements).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended:

	ClearTrack 2015			ClearTrack 2020		ClearTrack 2025
	April 30, 2016 (unaudited)		October 31, 2015 (A)	April 30, 2016 (unaudited)	October 31, 2015 (A)	April 30, 2016 (unaudited)	October 31, 2015 (A)
From operations:
Net investment income (loss)	$132,221		$44,267	$141,115	$44,303	$150,442	$40,663
Net realized gain (loss)	(748,425)		(61,179)	(698,350)	(155,421)	(51,620)	(4,735)
Net change in unrealized appreciation (depreciation)	805,021		(12,316)	778,981	130,824	499,200	(26,053)
Net increase (decrease) in net assets resulting from operations	188,817		(29,228)	221,746	19,706	598,022	9,875

Dividends and distributions to shareholders:
Net investment income:
Class R1	(116,593)		—	(121,433)	—	(131,627)	—
Class R6	(1,772)		—	(1,727)	—	(1,683)	—
Total distributions from net investment income	(118,365)		—	(123,160)	—	(133,310)	—
Net realized gains:
Class R1	(8,816)		—	(11,421)	—	(2,566)	—
Class R6	(100)		—	(122)	—	(25)	—
Total distributions from net realized gains	(8,916)		—	(11,543)	—	(2,591)	—
Total dividends and distributions to shareholders	(127,281)		—	(134,703)	—	(135,901)	—

Capital share transactions:
Proceeds from shares sold:
Class R1	19,314,041		17,171,311	24,349,320	16,125,011	27,208,359	15,875,454
Class R6	3,605		250,010	248,885	250,010	222,897	250,010
	19,317,646		17,421,321	24,598,205	16,375,021	27,431,256	16,125,464
Dividends and distributions reinvested:
Class R1	125,409		—	132,854	—	134,193	—
Class R6	1,872		—	1,849	—	1,708	—
	127,281		—	134,703	—	135,901	—
Cost of shares redeemed:
Class R1	(2,140,513)		(1,326,569)	(1,912,939)	(805,079)	(3,031,849)	(948,737)
Class R6	(4)		(10)	(432)	(10)	(389)	(10)
	(2,140,517)		(1,326,579)	(1,913,371)	(805,089)	(3,032,238)	(948,747)
Net increase (decrease) in net assets resulting from capital share transactions	17,304,410		16,094,742	22,819,537	15,569,932	24,534,919	15,176,717
Net increase (decrease) in net assets	17,365,946		16,065,514	22,906,580	15,589,638	24,997,040	15,186,592

Net assets:
Beginning of period	16,065,514		—	15,589,638	—	15,186,592	—
End of period	$33,431,460		$16,065,514	$38,496,218	$15,589,638	$40,183,632	$15,186,592
Undistributed (distributions in excess of) net investment income (loss)	$62,082		$48,226	$66,079	$48,124	$61,794	$44,662

Capital share transactions - shares:
Shares issued:
Class R1	2,038,551		1,758,071	2,575,236	1,655,982	2,845,107	1,627,211
Class R6	378		25,001	26,702	25,001	23,660	25,001
	2,038,929		1,783,072	2,601,938	1,680,983	2,868,767	1,652,212
Shares reinvested:
Class R1	13,036		—	13,810	—	13,892	—
Class R6	194		—	192	—	176	—
	13,230		—	14,002	—	14,068	—
Shares redeemed:
Class R1	(227,655)		(136,488)	(204,346)	(82,638)	(320,964)	(97,683)
Class R6	(0	)(B)	(1)	(45)	(1)	(40)	(1)
	(227,655)		(136,489)	(204,391)	(82,639)	(321,004)	(97,684)

Net increase (decrease) in shares outstanding:
Class R1	1,823,932		1,621,583	2,384,700	1,573,344	2,538,035	1,529,528
Class R6	572		25,000	26,849	25,000	23,796	25,000
	1,824,504		1,646,583	2,411,549	1,598,344	2,561,831	1,554,528

(A)	Commenced operations on March 2, 2015.
(B)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods ended:

	ClearTrack 2030		ClearTrack 2035		ClearTrack 2040
	April 30, 2016 (unaudited)	October 31, 2015 (A)	April 30, 2016 (unaudited)	October 31, 2015 (A)	April 30, 2016 (unaudited)		October 31, 2015 (A)
From operations:
Net investment income (loss)	$134,311	$32,784	$145,959	$35,033	$137,761		$41,644
Net realized gain (loss)	(5,521)	262	(8,073)	(3,602)	(40,076)		(9,061)
Net change in unrealized appreciation (depreciation)	405,304	(33,303)	456,804	12,298	296,590		41,104
Net increase (decrease) in net assets resulting from operations	534,094	(257)	594,690	43,729	394,275		73,687

Dividends and distributions to shareholders:
Net investment income:
Class R1	(107,287)	—	(100,726)	—	(106,903)		—
Class R6	(1,568)	—	(1,810)	—	(1,975)		—
Total distributions from net investment income	(108,855)	—	(102,536)	—	(108,878)		—
Net realized gains:
Class R1	(450)	—	(357)	—	(339)		—
Class R6	(5)	—	(5)	—	(5)		—
Total distributions from net realized gains	(455)	—	(362)	—	(344)		—
Total dividends and distributions to shareholders	(109,310)	—	(102,898)	—	(109,222)		—

Capital share transactions:
Proceeds from shares sold:
Class R1	23,315,019	12,806,555	22,473,086	10,569,840	18,271,533		11,297,944
Class R6	29,735	250,010	9,879	250,010	186		250,010
	23,344,754	13,056,565	22,482,965	10,819,850	18,271,719		11,547,954
Dividends and distributions reinvested:
Class R1	107,737	—	101,083	—	107,242		—
Class R6	1,573	—	1,815	—	1,980		—
	109,310	—	102,898	—	109,222		—
Cost of shares redeemed:
Class R1	(2,790,138)	(768,761)	(2,126,962)	(729,499)	(2,067,003)		(989,561)
Class R6	(52)	(10)	(16)	(10)	(0	)(B)	(10)
	(2,790,190)	(768,771)	(2,126,978)	(729,509)	(2,067,003)		(989,571)
Net increase (decrease) in net assets resulting from capital share transactions	20,663,874	12,287,794	20,458,885	10,090,341	16,313,938		10,558,383
Net increase (decrease) in net assets	21,088,658	12,287,537	20,950,677	10,134,070	16,598,991		10,632,070

Net assets:
Beginning of period	12,287,537	—	10,134,070	—	10,632,070		—
End of period	$33,376,195	$12,287,537	$31,084,747	$10,134,070	$27,231,061		$10,632,070
Undistributed (distributions in excess of) net investment income (loss)	$61,521	$36,065	$81,392	$37,969	$73,456		$44,573

Capital share transactions - shares:
Shares issued:
Class R1	2,429,039	1,305,948	2,364,256	1,083,801	1,940,038		1,164,208
Class R6	3,143	25,001	1,049	25,001	20		25,001
	2,432,182	1,330,949	2,365,305	1,108,802	1,940,058		1,189,209
Shares reinvested:
Class R1	11,084	—	10,410	—	11,090		—
Class R6	161	—	186	—	203		—
	11,245	—	10,596	—	11,293		—
Shares redeemed:
Class R1	(294,670)	(79,512)	(225,825)	(75,459)	(220,057)		(103,386)
Class R6	(5)	(1)	(2)	(1)	(0	)(C)	(1)
	(294,675)	(79,513)	(225,827)	(75,460)	(220,057)		(103,387)

Net increase (decrease) in shares outstanding:
Class R1	2,145,453	1,226,436	2,148,841	1,008,342	1,731,071		1,060,822
Class R6	3,299	25,000	1,233	25,000	223		25,000
	2,148,752	1,251,436	2,150,074	1,033,342	1,731,294		1,085,822

(A)	Commenced operations on March 2, 2015.
(B)	Rounds to less than $1 or $(1).
(C)	Rounds to less than 1 or (1) share.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods ended:

	ClearTrack 2045		ClearTrack 2050		ClearTrack Retirement Income
	April 30, 2016 (unaudited)	October 31, 2015 (A)	April 30, 2016 (unaudited)	October 31, 2015 (A)	April 30, 2016 (unaudited)	October 31, 2015 (A)
From operations:
Net investment income (loss)	$82,697	$25,421	$51,890	$20,881	$179,916	$48,007
Net realized gain (loss)	(65,105)	(2,594)	(1,058)	(180)	—	286
Net change in unrealized appreciation (depreciation)	200,895	17,879	69,222	41,700	812,596	(54,258)
Net increase (decrease) in net assets resulting from operations	218,487	40,706	120,054	62,401	992,512	(5,965)

Dividends and distributions to shareholders:
Net investment income:
Class R1	(74,745)	—	(51,016)	—	(111,808)	—
Class R6	(1,920)	—	(2,008)	—	(1,565)	—
Total distributions from net investment income	(76,665)	—	(53,024)	—	(113,373)	—
Net realized gains:
Class R1	(244)	—	(321)	—	(468)	—
Class R6	(5)	—	(10)	—	(5)	—
Total distributions from net realized gains	(249)	—	(331)	—	(473)	—
Total dividends and distributions to shareholders	(76,914)	—	(53,355)	—	(113,846)	—

Capital share transactions:
Proceeds from shares sold:
Class R1	12,917,508	7,126,922	7,281,284	5,488,845	32,826,434	12,787,948
Class R6	5,988	250,010	103,773	250,010	6	250,010
	12,923,496	7,376,932	7,385,057	5,738,855	32,826,440	13,037,958
Dividends and distributions reinvested:
Class R1	74,989	—	51,337	—	112,276	—
Class R6	1,925	—	2,018	—	1,570	—
	76,914	—	53,355	—	113,846	—
Cost of shares redeemed:
Class R1	(1,977,173)	(441,493)	(750,351)	(251,355)	(3,222,428)	(598,694)
Class R6	(10)	(10)	(181)	(10)	—	(10)
	(1,977,183)	(441,503)	(750,532)	(251,365)	(3,222,428)	(598,704)
Net increase (decrease) in net assets resulting from capital share transactions	11,023,227	6,935,429	6,687,880	5,487,490	29,717,858	12,439,254
Net increase (decrease) in net assets	11,164,800	6,976,135	6,754,579	5,549,891	30,596,524	12,433,289

Net assets:
Beginning of period	6,976,135	—	5,549,891	—	12,433,289	—
End of period	$18,140,935	$6,976,135	$12,304,470	$5,549,891	$43,029,813	$12,433,289
Undistributed (distributions in excess of) net investment income (loss)	$33,566	$27,534	$21,441	$22,575	$118,048	$51,505

Capital share transactions - shares:
Shares issued:
Class R1	1,369,254	734,401	771,643	569,111	3,403,311	1,300,648
Class R6	645	25,001	11,281	25,001	1	25,001
	1,369,899	759,402	782,924	594,112	3,403,312	1,325,649
Shares reinvested:
Class R1	7,739	—	5,314	—	11,598	—
Class R6	198	—	208	—	161	—
	7,937	—	5,522	—	11,759	—
Shares redeemed:
Class R1	(212,698)	(45,975)	(80,969)	(26,036)	(336,831)	(61,107)
Class R6	(1)	(1)	(19)	(1)	—	(1)
	(212,699)	(45,976)	(80,988)	(26,037)	(336,831)	(61,108)

Net increase (decrease) in shares outstanding:
Class R1	1,164,295	688,426	695,988	543,075	3,078,078	1,239,541
Class R6	842	25,000	11,470	25,000	162	25,000
	1,165,137	713,426	707,458	568,075	3,078,240	1,264,541

(A)	Commenced operations on March 2, 2015.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:	ClearTrack 2015
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.76		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05		0.08
Net realized and unrealized gain (loss)	(0.13	)(D)	(0.32)
Total investment operations	(0.08)		(0.24)
Distributions:
Net investment income	(0.05)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.05)		—
Net asset value, end of period	$9.63		$9.76
Total return	(0.75	)%(F)	(2.40	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$33,184		$15,821
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.40	%(H)	3.19	%(H)
Including waiver and/or reimbursement and recapture	1.05	%(H)	1.06	%(H)
Net investment income (loss) to average net assets (C)	1.08	%(H)	1.32	%(H)
Portfolio turnover rate (I)	53	%(F)	43	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack 2015
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.80		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.13
Net realized and unrealized gain (loss)	(0.14	)(D)	(0.33)
Total investment operations	(0.05)		(0.20)
Distributions:
Net investment income	(0.07)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.07)		—
Net asset value, end of period	$9.68		$9.80
Total return	(0.46	)%(F)	(2.00	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$247		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.75	%(H)	2.54	%(H)
Including waiver and/or reimbursement and recapture	0.40	%(H)	0.41	%(H)
Net investment income (loss) to average net assets (C)	1.86	%(H)	1.96	%(H)
Portfolio turnover rate (I)	53	%(F)	43	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack 2020
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.75		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05		0.09
Net realized and unrealized gain (loss)	(0.15	)(D)	(0.34)
Total investment operations	(0.10)		(0.25)
Distributions:
Net investment income	(0.05)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.05)		—
Net asset value, end of period	$9.60		$9.75
Total return	(0.96	)%(F)	(2.50	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$37,996		$15,345
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.39	%(H)	3.27	%(H)
Including waiver and/or reimbursement and recapture	1.05	%(H)	1.05	%(H)
Net investment income (loss) to average net assets (C)	1.08	%(H)	1.36	%(H)
Portfolio turnover rate (I)	55	%(F)	73	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack 2020
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.79		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.08		0.13
Net realized and unrealized gain (loss)	(0.15	)(D)	(0.34)
Total investment operations	(0.07)		(0.21)
Distributions:
Net investment income	(0.07)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.07)		—
Net asset value, end of period	$9.65		$9.79
Total return	(0.67	)%(F)	(2.10	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$500		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.74	%(H)	2.62	%(H)
Including waiver and/or reimbursement and recapture	0.40	%(H)	0.40	%(H)
Net investment income (loss) to average net assets (C)	1.81	%(H)	1.95	%(H)
Portfolio turnover rate (I)	55	%(F)	73	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack 2025
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.77		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05		0.08
Net realized and unrealized gain (loss)	(0.01	)(D)	(0.31)
Total investment operations	0.04		(0.23)
Distributions:
Net investment income	(0.05)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.05)		—
Net asset value, end of period	$9.76		$9.77
Total return	0.44	%(F)	(2.30	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$39,705		$14,942
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.37	%(H)	3.19	%(H)
Including waiver and/or reimbursement and recapture	1.08	%(H)	1.07	%(H)
Net investment income (loss) to average net assets (C)	1.11	%(H)	1.19	%(H)
Portfolio turnover rate (I)	5	%(F)	6	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack 2025
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.81		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.13
Net realized and unrealized gain (loss)	(0.01	)(D)	(0.32)
Total investment operations	0.08		(0.19)
Distributions:
Net investment income	(0.07)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.07)		—
Net asset value, end of period	$9.82		$9.81
Total return	0.81	%(F)	(1.90	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$479		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.72	%(H)	2.54	%(H)
Including waiver and/or reimbursement and recapture	0.43	%(H)	0.42	%(H)
Net investment income (loss) to average net assets (C)	1.85	%(H)	1.91	%(H)
Portfolio turnover rate (I)	5	%(F)	6	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack 2030
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.82		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05		0.08
Net realized and unrealized gain (loss)	0.00	(D)	(0.26)
Total investment operations	0.05		(0.18)
Distributions:
Net investment income	(0.05)		—
Net realized gains	(0.00	)(D)	—
Total distributions	(0.05)		—
Net asset value, end of period	$9.82		$9.82
Total return	0.49	%(E)	(1.80	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$33,097		$12,041
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.42	%(G)	3.89	%(G)
Including waiver and/or reimbursement and recapture	1.07	%(G)	1.08	%(G)
Net investment income (loss) to average net assets (C)	1.14	%(G)	1.27	%(G)
Portfolio turnover rate (H)	1	%(E)	1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack 2030
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.86		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.14
Net realized and unrealized gain (loss)	(0.02	)(D)	(0.28)
Total investment operations	0.07		(0.14)
Distributions:
Net investment income	(0.06)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.06)		—
Net asset value, end of period	$9.87		$9.86
Total return	0.75	%(F)	(1.40	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$279		$247
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.77	%(H)	3.24	%(H)
Including waiver and/or reimbursement and recapture	0.42	%(H)	0.43	%(H)
Net investment income (loss) to average net assets (C)	1.85	%(H)	2.05	%(H)
Portfolio turnover rate (I)	1	%(F)	1	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack 2035
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.81		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07		0.10
Net realized and unrealized gain (loss)	(0.06	)(D)	(0.29	)(D)
Total investment operations	0.01		(0.19)
Distributions:
Net investment income	(0.06)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.06)		—
Net asset value, end of period	$9.76		$9.81
Total return	0.07	%(F)	(1.90	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$30,827		$9,888
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.47	%(H)	4.29	%(H)
Including waiver and/or reimbursement and recapture	1.07	%(H)	1.07	%(H)
Net investment income (loss) to average net assets (C)	1.41	%(H)	1.56	%(H)
Portfolio turnover rate (I)	1	%(F)	3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack 2035
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.85		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10		0.15
Net realized and unrealized gain (loss)	(0.06	)(D)	(0.30	)(D)
Total investment operations	0.04		(0.15)
Distributions:
Net investment income	(0.07)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.07)		—
Net asset value, end of period	$9.82		$9.85
Total return	0.44	%(F)	(1.50	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$258		$246
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.82	%(H)	3.64	%(H)
Including waiver and/or reimbursement and recapture	0.42	%(H)	0.42	%(H)
Net investment income (loss) to average net assets (C)	2.10	%(H)	2.26	%(H)
Portfolio turnover rate (I)	1	%(F)	3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack 2040
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.79		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07		0.12
Net realized and unrealized gain (loss)	(0.13	)(D)	(0.33	)(D)
Total investment operations	(0.06)		(0.21)
Distributions:
Net investment income	(0.06)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.06)		—
Net asset value, end of period	$9.67		$9.79
Total return	(0.58	)%(F)	(2.10	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$26,985		$10,385
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.53	%(H)	4.29	%(H)
Including waiver and/or reimbursement and recapture	1.07	%(H)	1.07	%(H)
Net investment income (loss) to average net assets (C)	1.52	%(H)	1.86	%(H)
Portfolio turnover rate (I)	2	%(F)	4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack 2040
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.86		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10		0.17
Net realized and unrealized gain (loss)	(0.12	)(D)	(0.31	)(D)
Total investment operations	(0.02)		(0.14)
Distributions:
Net investment income	(0.08)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.08)		—
Net asset value, end of period	$9.76		$9.86
Total return	0.10	%(F)	(1.40	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$246		$247
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.88	%(H)	3.64	%(H)
Including waiver and/or reimbursement and recapture	0.42	%(H)	0.42	%(H)
Net investment income (loss) to average net assets (C)	2.16	%(H)	2.58	%(H)
Portfolio turnover rate (I)	2	%(F)	4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack 2045
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.78		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.06		0.11
Net realized and unrealized gain (loss)	(0.12	)(D)	(0.33	)(D)
Total investment operations	(0.06)		(0.22)
Distributions:
Net investment income	(0.06)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.06)		—
Net asset value, end of period	$9.66		$9.78
Total return	(0.60	)%(F)	(2.20	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$17,890		$6,731
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.70	%(H)	5.88	%(H)
Including waiver and/or reimbursement and recapture	1.09	%(H)	1.08	%(H)
Net investment income (loss) to average net assets (C)	1.29	%(H)	1.67	%(H)
Portfolio turnover rate (I)	2	%(F)	3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack 2045
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.82		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.15
Net realized and unrealized gain (loss)	(0.12	)(D)	(0.33	)(D)
Total investment operations	(0.03)		(0.18)
Distributions:
Net investment income	(0.08)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.08)		—
Net asset value, end of period	$9.71		$9.82
Total return	(0.34	)%(F)	(1.80	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$251		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.05	%(H)	5.23	%(H)
Including waiver and/or reimbursement and recapture	0.44	%(H)	0.43	%(H)
Net investment income (loss) to average net assets (C)	1.93	%(H)	2.31	%(H)
Portfolio turnover rate (I)	2	%(F)	3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack 2050
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.77		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.06		0.11
Net realized and unrealized gain (loss)	(0.13	)(D)	(0.34	)(D)
Total investment operations	(0.07)		(0.23)
Distributions:
Net investment income	(0.06)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.06)		—
Net asset value, end of period	$9.64		$9.77
Total return	(0.68	)%(F)	(2.30	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$11,950		$5,305
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	2.07	%(H)	7.19	%(H)
Including waiver and/or reimbursement and recapture	1.10	%(H)	1.08	%(H)
Net investment income (loss) to average net assets (C)	1.21	%(H)	1.73	%(H)
Portfolio turnover rate (I)	0	%(F)(J)	4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(J)	Rounds to less than 1%.

For a share outstanding during the periods indicated:	ClearTrack 2050
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.81		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.15
Net realized and unrealized gain (loss)	(0.12	)(D)	(0.34	)(D)
Total investment operations	(0.03)		(0.19)
Distributions:
Net investment income	(0.08)		—
Net realized gains	(0.00	)(E)	—
Total distributions	(0.08)		—
Net asset value, end of period	$9.70		$9.81
Total return	(0.30	)%(F)	(1.90	)%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$354		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.42	%(H)	6.54	%(H)
Including waiver and/or reimbursement and recapture	0.45	%(H)	0.43	%(H)
Net investment income (loss) to average net assets (C)	1.93	%(H)	2.33	%(H)
Portfolio turnover rate (I)	0	%(F)(J)	4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported in the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(J)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack Retirement Income
	Class R1
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.83		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.06		0.11
Net realized and unrealized gain (loss)	0.07		(0.28)
Total investment operations	0.13		(0.17)
Distributions:
Net investment income	(0.05)		—
Net realized gains	(0.00	)(D)	—
Total distributions	(0.05)		—
Net asset value, end of period	$9.91		$9.83
Total return	1.31	%(E)	(1.70	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$42,779		$12,186
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.36	%(G)	3.66	%(G)
Including waiver and/or reimbursement and recapture	1.05	%(G)	1.08	%(G)
Net investment income (loss) to average net assets (C)	1.32	%(G)	1.76	%(G)
Portfolio turnover rate (H)	—	%(E)	1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack Retirement Income
	Class R6
	April 30, 2016 (unaudited)		October 31, 2015 (A)
Net asset value, beginning of period	$9.87		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10		0.14
Net realized and unrealized gain (loss)	0.06		(0.27)
Total investment operations	0.16		(0.13)
Distributions:
Net investment income	(0.06)		—
Net realized gains	(0.00	)(D)	—
Total distributions	(0.06)		—
Net asset value, end of period	$9.97		$9.87
Total return	1.67	%(E)	(1.30	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$251		$247
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.71	%(G)	3.01	%(G)
Including waiver and/or reimbursement and recapture	0.40	%(G)	0.43	%(G)
Net investment income (loss) to average net assets (C)	2.16	%(G)	2.16	%(G)
Portfolio turnover rate (H)	—	%(E)	1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS

At April 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are a series of the Trust and are listed below. The Funds are generally offered in eligible retirement plans.

Fund	Class
ClearTrack 2015	R1,R6
ClearTrack 2020	R1,R6
ClearTrack 2025	R1,R6
ClearTrack 2030	R1,R6
ClearTrack 2035	R1,R6
ClearTrack 2040	R1,R6
ClearTrack 2045	R1,R6
ClearTrack 2050	R1,R6
ClearTrack Retirement Income	R1,R6

Each Fund, a “fund of fund”, invests the majority of its assets in underlying exchange-traded funds (“ETF”) that are based on an index and managed by unaffiliated investment advisers (hereafter referred to as “Underlying ETFs”). The financial statements of the Underlying ETFs, including the Schedule of Investments, should be read in conjunction with the Funds’ financial statements. The Underlying ETFs’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

Effective March 1, 2016, the investment advisory and administrative services agreements were combined under one agreement, and therefore, TAM’s investment management services also now include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

1. ORGANIZATION (continued)

regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds. Prior to March 1, 2016, Transamerica Funds Services, Inc. (“TFS”) provided administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying funds. Dividend income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations. Net income from securities lending in the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2016, if any, are shown on a gross basis in the Schedule of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2016.

Open repurchase agreements at April 30, 2016, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack 2015
Securities Lending Transactions
Exchange-Traded Funds	$375,375	$—	$—	$—	$375,375
Total Borrowings	$375,375	$—	$—	$—	$375,375
Gross amount of recognized liabilities for securities lending transactions					$375,375

ClearTrack 2020
Securities Lending Transactions
Exchange-Traded Funds	$277,675	$—	$—	$—	$277,675
Total Borrowings	$277,675	$—	$—	$—	$277,675
Gross amount of recognized liabilities for securities lending transactions					$277,675

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack 2025
Securities Lending Transactions
Exchange-Traded Funds	$467,328	$—	$—	$—	$467,328
Total Borrowings	$467,328	$—	$—	$—	$467,328
Gross amount of recognized liabilities for securities lending transactions					$467,328

ClearTrack 2035
Securities Lending Transactions
Exchange-Traded Funds	$2,105,922	$—	$—	$—	$2,105,922
Total Borrowings	$2,105,922	$—	$—	$—	$2,105,922
Gross amount of recognized liabilities for securities lending transactions					$2,105,922

ClearTrack 2040
Securities Lending Transactions
Exchange-Traded Funds	$86,625	$—	$—	$—	$86,625
Total Borrowings	$86,625	$—	$—	$—	$86,625
Gross amount of recognized liabilities for securities lending transactions					$86,625

ClearTrack Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$10,850	$—	$—	$—	$10,850
Total Borrowings	$10,850	$—	$—	$—	$10,850
Gross amount of recognized liabilities for securities lending transactions					$10,850

5. AFFILIATES AND AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS, and TCI . No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

The Underlying ETFs have varied expense and fee levels and the Funds may own different proportions of Underlying ETFs at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying ETFs in which the Funds invest. The Funds have material ownership interests in the Underlying ETFs.

Investment management fees: Effective March 1, 2016, TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations. Prior to March 1, 2016, each Fund paid investment advisory fees and administrative service fees pursuant to separate agreements, which are reflected in Investment advisory fees and Administration fees within the Statements of Operations. Administrative services were provided to the Funds by TFS prior to March 1, 2016.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following breakpoints and rates:

Breakpoints	Effective March 1, 2016 Rate	Prior to March 1, 2016 Rate
First $2.5 billion	0.38%	0.35%
Over $2.5 billion up to $4 billion	0.37	0.34
Over $4 billion	0.36	0.33

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through each Fund’s investment in underlying funds, but excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limit to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2017
Class R6	0.55	March 1, 2017

TAM is entitled to recapture expenses paid by the Funds for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Funds operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the period ended April 30, 2016 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of April 30, 2016, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available from Fiscal Year
Fund	2015	2016	Total
ClearTrack 2015
Fund Level	$69,831	$42,076	$111,907
Class R1	234	900	1,134
Class R6	12	9	21
ClearTrack 2020
Fund Level	$70,495	$42,536	$113,031
Class R1	226	961	1,187
Class R6	—	30	30
ClearTrack 2025
Fund Level	$69,291	$38,298	$107,589
Class R1	—	1,973	1,973
Class R6	—	35	35
ClearTrack 2030
Fund Level	$69,645	$40,199	$109,844
Class R1	174	871	1,045
Class R6	11	11	22
ClearTrack 2035
Fund Level	$69,882	$40,254	$110,136
Class R1	151	764	915
Class R6	10	11	21
ClearTrack 2040
Fund Level	$69,866	$40,664	$110,530
Class R1	150	665	815
Class R6	10	11	21

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

	Amounts Available from Fiscal Year
Fund	2015	2016	Total
ClearTrack 2045
Fund Level	$69,769	$38,498	$108,267
Class R1	—	762	762
Class R6	10	11	21
ClearTrack 2050
Fund Level	$69,695	$40,527	$110,222
Class R1	—	772	772
Class R6	—	26	26
ClearTrack Retirement Income
Fund Level	$69,449	$41,499	$110,948
Class R1	190	1,010	1,200
Class R6	10	11	21

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

Each Fund is authorized under the 12b-1 plans to pay fees to TCI based on daily ANA up to the following rate:

Class (A)	Rate
Class R1	0.50%

(A)	12b-1 fees are not applicable for Class R6.

Administrative service fees: Effective March 1, 2016, the Funds each pay a management fee to TAM for investment advisory and administration services and is reflected in Investment management fees within the Statements of Operations. Prior to March 1, 2016, the Funds had a separate administration service fee agreement with TFS pursuant to which the Funds paid TFS at an annual fee of 0.03% on daily ANA, which is reflected in Administration fees within the Statements of Operations. The Legal fees included within the Statements of Assets and Liabilities and Statements of Operations represent expenses paid for external legal services.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Transfer agent fees paid and the amounts due to TFS for the period ended April 30, 2016 are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
ClearTrack 2015	$909	$189
ClearTrack 2020	972	216
ClearTrack 2025	1,010	226
ClearTrack 2030	881	188
ClearTrack 2035	773	175
ClearTrack 2040	674	153
ClearTrack 2045	478	103
ClearTrack 2050	316	68
ClearTrack Retirement Income	1,019	244

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2016, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Transamerica Funds	Semi-Annual Report 2016

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016

(unaudited)

5. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2016.

6. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
ClearTrack 2015	$28,915,323	$11,608,821
ClearTrack 2020	35,368,606	12,976,451
ClearTrack 2025	25,325,201	1,291,415
ClearTrack 2030	19,967,056	130,020
ClearTrack 2035	20,344,375	106,165
ClearTrack 2040	16,064,294	446,049
ClearTrack 2045	11,037,304	289,103
ClearTrack 2050	6,645,866	26,957
ClearTrack Retirement Income	29,231,238	—

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2016

APPROVAL OF

MANAGEMENT AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Trust”) (the “Board” or “Board Members”) held on December 8-10, 2015, the Board reviewed and considered the approval of a proposal to combine the Investment Advisory Agreement between Transamerica Asset Management, Inc. (“TAM”) and the Trust and the Administrative Services Agreement between Transamerica Fund Services, Inc. (“TFS”) and the Trust into a combined Management Agreement (the “Management Agreement”) between TAM and the Trust.

To assist the Board Members in their consideration of the Agreement, the Board Members requested and received from TAM certain materials and information in advance of their meeting. In considering the proposed approval of the Management Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors:

Among other matters, the Board considered:

1)        the nature, extent and quality of the advisory and administrative services provided to the Trust would not be diminished or modified, and that such services are required for the Trust’s operations;

2)        the personnel currently rendering administrative services and investment advisory services would continue to provide such services under the Management Agreement;

3)        the services provided pursuant to the sub-administration agreement between TFS and the sub-administrator would continue to be provided pursuant to an agreement between TAM and the sub-administrator;

4)        the Management Agreement would provide for a management fee rate for each series of the Trust equal to the sum of the investment advisory fee rate assessed for each series of the Trust under the existing Investment Advisory Agreement and the administrative services fee rate assessed for each series of the Trust under the existing Administrative Services Agreement, and that any breakpoints in a series’ investment advisory fee schedule would be carried over to the management fee schedule at the same levels; and

5)        the initial term of the Management Agreement would end on June 30, 2016 and the Board would, prior to that time, consider the continuance of the Management Agreement for an additional one-year period in conjunction with its annual process for evaluating advisory, sub-advisory and underwriting agreements and Rule 12b-1 plans.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the approval of the Management Agreement was in the best interests of the Trust and its shareholders. The Board, including the independent members of the Board, unanimously approved the Management Agreement for a term to continue through June 30, 2016.

Transamerica Funds	Semi-Annual Report 2016

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2016

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2016

Transamerica Fund Services

PO Box 219945

Kansas City, MO 64121-9945

Customer Service 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date: July 7, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)

Date: July 7, 2016

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer